DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
July 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
CPI	Consumer Price Index
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
USD	United States Dollar
NOK	Norwegian Krone
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
ILS	Israeli New Shekel
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of July 31, 2020.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (63.1%)
AUSTRALIA — (0.7%)
Macquarie Group, Ltd.
Ω	6.250%, 01/14/21		400	$410,214
National Australia Bank, Ltd.
	2.500%, 01/12/21		2,500	2,524,300
TOTAL AUSTRALIA				2,934,514
CANADA — (5.5%)
Bank of Montreal Floating Rate Note
(r)	0.098%, 09/28/21	EUR	406	480,378
(r)	0.142%, 03/14/22	EUR	2,000	2,363,440
Bank of Montreal
	0.250%, 11/17/21	EUR	2,494	2,952,275
Bank of Nova Scotia (The) Floating Rate Note
#(r)	0.712%, 04/20/21		908	910,506
National Bank of Canada
	2.100%, 02/01/23		1,000	1,037,653
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	2,500	3,288,771
Royal Bank of Canada Floating Rate Note
(r)	0.144%, 08/06/20	EUR	3,000	3,533,958
(r)	0.658%, 04/30/21		357	357,894
Suncor Energy, Inc.
	2.800%, 05/15/23		2,000	2,102,765
Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.128%, 09/08/20	EUR	1,429	1,684,174
Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	3,500	4,144,719
TOTAL CANADA				22,856,533
DENMARK — (0.7%)
Danske Bank A.S.
Ω	2.700%, 03/02/22		3,000	3,093,310
FRANCE — (1.2%)
Banque Federative du Credit Mutuel S.A.
#Ω	2.750%, 10/15/20		2,516	2,528,761
BNP Paribas SA
#Ω	2.950%, 05/23/22		500	519,139
Credit Agricole SA
Ω	3.375%, 01/10/22		405	420,070
Sanofi
	0.000%, 03/21/22	EUR	1,000	1,181,962
Total Capital International SA
	2.250%, 12/17/20	GBP	375	494,203
TOTAL FRANCE				5,144,135
			Face Amount^	Value†
			(000)
GERMANY — (3.3%)
BMW US Capital LLC Floating Rate Note
(r)Ω	0.934%, 08/13/21		1,640	$1,638,307
Daimler Finance North America LLC
Ω	3.000%, 02/22/21		500	505,891
Deutsche Bahn Finance GMBH
	1.750%, 11/06/20	EUR	3,910	4,625,905
	0.000%, 07/19/21	EUR	400	471,732
Deutsche Bank AG
	3.150%, 01/22/21		2,900	2,926,695
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		500	523,043
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,124,140
TOTAL GERMANY				13,815,713
JAPAN — (6.0%)
American Honda Finance Corp. Floating Rate Note
(r)	0.665%, 06/11/21		2,893	2,896,493
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,300	1,319,009
	2.190%, 09/13/21		500	509,761
	2.998%, 02/22/22		500	519,156
(r)	0.895%, 07/26/21		465	466,960
(r)	1.373%, 09/13/21		500	504,483
Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.453%, 09/13/21		800	807,675
Mizuho Financial Group, Inc.
	2.601%, 09/11/22		3,000	3,122,029
Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		515	525,280
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.993%, 03/09/21		2,500	2,522,438
(r)	1.412%, 10/19/21		381	385,495
Sumitomo Mitsui Financial Group, Inc.
#	3.102%, 01/17/23		500	531,554
Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	3,000	3,604,939

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	4,500	$3,391,370
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	1,700	2,004,050
	Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	869	1,036,171
	0.750%, 07/21/22	EUR	210	251,481
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	592,110
	TOTAL JAPAN			24,990,454
NETHERLANDS — (1.2%)
	Shell International Finance BV
	1.625%, 03/24/21	EUR	2,000	2,383,870
	1.250%, 03/15/22	EUR	2,000	2,412,602
	TOTAL NETHERLANDS			4,796,472
NORWAY — (1.8%)
	Equinor ASA
	2.000%, 09/10/20	EUR	1,415	1,670,350
	5.625%, 03/11/21	EUR	4,913	5,992,199
	TOTAL NORWAY			7,662,549
SINGAPORE — (0.2%)
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	500	592,409
SPAIN — (1.3%)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,570,514
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		500	502,474
	2.875%, 08/05/21		800	818,897
	Telefonica Emisiones SA
	5.462%, 02/16/21		2,500	2,566,508
	TOTAL SPAIN			5,458,393
SWITZERLAND — (2.3%)
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,827	3,368,615
	1.750%, 09/12/22	EUR	2,000	2,455,999
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,000	1,192,864
	UBS Group AG
Ω	3.000%, 04/15/21		2,500	2,546,619
	TOTAL SWITZERLAND			9,564,097
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (3.5%)
	Barclays P.L.C.
	3.200%, 08/10/21		3,000	$3,069,300
	BP Capital Markets P.L.C. Floating Rate Note
(r)	1.191%, 09/16/21		500	503,838
	CNH Industrial Capital LLC
	4.375%, 04/05/22		1,540	1,617,524
	HSBC Holdings P.L.C. Floating Rate Note
(r)	2.020%, 05/25/21		2,170	2,195,242
	4.000%, 03/30/22		1,500	1,585,385
	3.600%, 05/25/23		200	215,079
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		3,300	3,415,533
	Reynolds American Inc.
	4.000%, 06/12/22		913	967,572
	Vodafone Group P.L.C.
#	2.500%, 09/26/22		1,000	1,041,679
	TOTAL UNITED KINGDOM			14,611,152
UNITED STATES — (35.4%)
	AbbVie, Inc.
Ω	3.375%, 09/15/20		1,800	1,806,395
	Aetna, Inc.
	2.750%, 11/15/22		221	230,520
	Altria Group, Inc.
	4.750%, 05/05/21		635	656,362
	2.850%, 08/09/22		2,000	2,089,939
	American Express Co.
	2.500%, 08/01/22		2,231	2,314,840
	Anthem, Inc.
	2.500%, 11/21/20		3,048	3,066,968
	Aon Corp.
	2.200%, 11/15/22		3,000	3,114,660
	Apple, Inc.
	1.000%, 11/10/22	EUR	4,000	4,846,230
	AT&T, Inc. Floating Rate Note
(r)	1.225%, 07/15/21		3,000	3,024,406
	Bank of America Corp.
#	3.300%, 01/11/23		3,000	3,203,572
	BMW US Capital LLC
Ω	3.100%, 04/12/21		500	509,235
	Booking Holdings, Inc.
	2.750%, 03/15/23		2,000	2,114,610
	Boston Scientific Corp.
	3.375%, 05/15/22		1,465	1,534,304
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,900	2,980,739
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		200	207,958
	Capital One Financial Corp.
	3.200%, 01/30/23		2,000	2,118,549
	Caterpillar Financial Services Corp. Floating Rate Note
(r)	0.598%, 09/07/21		1,115	1,116,542

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Cigna Corp.
	3.750%, 07/15/23	2,000	$2,178,782
	Citigroup, Inc.
	2.700%, 03/30/21	1,300	1,320,405
	Citigroup, Inc. Floating Rate Note
(r)	1.441%, 08/02/21	1,600	1,613,752
	Citizens Bank NA
	2.650%, 05/26/22	1,000	1,033,238
	CNH Industrial Capital LLC
#	1.950%, 07/02/23	1,094	1,104,184
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	2,200	2,670,688
	Conagra Brands, Inc.
	3.800%, 10/22/21	2,000	2,079,738
	Constellation Brands, Inc.
	2.700%, 05/09/22	1,550	1,607,077
	3.200%, 02/15/23	1,500	1,596,031
	Daimler Finance North America LLC
#Ω	2.550%, 08/15/22	1,750	1,808,937
	Dollar Tree, Inc.
	3.700%, 05/15/23	2,689	2,894,980
	Dominion Energy Gas Holdings LLC Floating Rate Note
(r)	0.913%, 06/15/21	3,000	3,012,935
	DuPont de Nemours, Inc.
	2.169%, 05/01/23	2,900	2,958,167
	Eastman Chemical Co.
	3.500%, 12/01/21	200	207,207
	eBay, Inc.
	2.750%, 01/30/23	2,400	2,527,648
	EOG Resources, Inc.
	2.625%, 03/15/23	2,000	2,104,464
	FedEx Corp.
	2.625%, 08/01/22	2,500	2,602,208
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	2,000	2,010,442
	General Mills, Inc. Floating Rate Note
(r)	0.811%, 04/16/21	1,325	1,328,786
	General Motors Financial Co., Inc.
	3.550%, 07/08/22	837	869,619
	Goldman Sachs Group, Inc. (The)
	3.625%, 01/22/23	2,000	2,147,884
	3.200%, 02/23/23	1,500	1,595,250
	Hewlett Packard Enterprise Co. Floating Rate Note
#(r)	0.998%, 03/12/21	2,000	2,003,186
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	John Deere Capital Corp. Floating Rate Note
(r)	0.570%, 09/10/21		2,022	$2,026,579
	JPMorgan Chase & Co.
	3.250%, 09/23/22		2,243	2,377,834
	KeyCorp
#	5.100%, 03/24/21		450	463,683
	Kinder Morgan Energy Partners LP
	3.950%, 09/01/22		707	747,908
	Kroger Co. (The)
	2.800%, 08/01/22		1,500	1,566,735
	Laboratory Corp. of America Holdings
	3.750%, 08/23/22		3,000	3,169,009
	LyondellBasell Industries NV
	6.000%, 11/15/21		2,500	2,638,471
	Marathon Petroleum Corp.
	5.125%, 03/01/21		300	307,864
	4.500%, 05/01/23		2,500	2,708,777
	McKesson Corp.
	3.650%, 11/30/20		699	706,674
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,700	2,026,622
	Micron Technology, Inc.
	2.497%, 04/24/23		1,650	1,722,479
	Morgan Stanley
	5.500%, 07/28/21		610	640,371
	3.125%, 01/23/23		3,100	3,295,916
	Mylan, Inc.
Ω	3.125%, 01/15/23		2,650	2,799,197
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.683%, 06/30/21		3,000	3,009,370
	Newmont Corp.
	3.625%, 06/09/21		2,800	2,858,261
	Northrop Grumman Corp.
	2.550%, 10/15/22		1,600	1,670,194
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		2,000	2,109,026
	Oracle Corp.
	2.500%, 10/15/22		2,500	2,617,025
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	2,000	2,370,404
	Phillips 66
	4.300%, 04/01/22		515	546,350
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,500	1,815,930
	Quest Diagnostics, Inc.
	4.700%, 04/01/21		1,000	1,026,346
	Raytheon Technologies Corp.
	8.750%, 03/01/21		2,000	2,094,369
	Regions Financial Corp.
	2.750%, 08/14/22		916	954,699

Enhanced U.S. Large Company Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ryder System, Inc.
2.875%, 06/01/22	1,984	$2,061,567
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22	2,000	2,077,341
Sysco Corp.
2.600%, 06/12/22	500	516,982
Tyson Foods, Inc.
4.500%, 06/15/22	500	532,041
Valero Energy Corp.
2.700%, 04/15/23	2,500	2,609,494
VF Corp.
2.050%, 04/23/22	3,500	3,591,735
VMware, Inc.
2.950%, 08/21/22	2,764	2,884,807
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	2,500	2,581,275
Waste Management, Inc.
2.400%, 05/15/23	900	940,564
Wells Fargo & Co. Floating Rate Note
(r) 1.671%, 03/04/21	696	700,975
(r) 1.270%, 07/26/21	2,272	2,290,637
Zoetis, Inc. Floating Rate Note
(r) 0.817%, 08/20/21	331	331,646
TOTAL UNITED STATES		147,600,594
TOTAL BONDS		263,120,325
U.S. TREASURY OBLIGATIONS — (26.9%)
U.S. Treasury Bills
0.000%, 08/13/20	14,000	13,999,679
0.000%, 10/06/20	6,000	5,999,094
0.000%, 11/12/20	20,000	19,994,529
U.S. Treasury Notes
(r) 0.244%, 04/30/21	26,000	26,022,455
(r) 0.259%, 01/31/22	21,100	21,135,644
1.875%, 02/28/22	24,500	25,174,707
TOTAL U.S. TREASURY OBLIGATIONS		112,326,108
TOTAL INVESTMENT SECURITIES (Cost $369,181,177)		375,446,433
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (9.5%)
Ω	Airbus Group Finance 1.578%, 08/06/20	2,000	$1,999,983
Ω	Astrazeneca P.L.C. 2.000%, 10/28/20	3,000	2,996,677
	Banque Et Caisse d’Epargne de l’Etat 0.300%, 12/09/20	10,000	9,993,414
Ω	BASF Coatings AG 1.681%, 09/01/20	800	799,784
Bayer Corp.
Ω	0.800%, 08/17/20	800	799,937
Ω	2.450%, 09/01/20	1,800	1,799,656
Ω	BP Capital Markets P.L.C. 1.550%, 09/01/20	3,000	2,999,656
Ω	Campbell Soup Company 0.850%, 03/01/21	2,500	2,487,649
Exxon Mobil Corp
	0.250%, 09/25/20	5,000	4,999,012
	0.230%, 10/06/20	5,000	4,998,725
Ω	Natwest Markets P.L.C. 1.150%, 01/07/21	2,500	2,495,078
Ω	Telstra Corporation Limited 0.550%, 12/21/20	3,000	2,995,150
Ω	Walt Disney Co. (The) 0.700%, 03/26/21	500	498,625
TOTAL COMMERCIAL PAPER			39,863,346

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	179,396	2,075,794
TOTAL INVESTMENTS — (100.0%)
(Cost $411,083,757)^^			$417,385,573

Enhanced U.S. Large Company Portfolio
CONTINUED
As of July 31, 2020, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	4,082,431	USD	4,703,993	Citibank, N.A.	08/05/20	$105,009
NOK	15,113,856	USD	1,627,660	JP Morgan	08/14/20	32,971
Total Appreciation						$137,980
USD	17,043,426	EUR	15,077,219	Citibank, N.A.	08/05/20	$(717,160)
USD	1,595,603	NOK	15,113,856	Citibank, N.A.	08/14/20	(65,028)
USD	3,370,865	CAD	4,581,798	HSBC Bank	08/14/20	(49,887)
USD	45,967,959	EUR	40,385,716	Citibank, N.A.	08/18/20	(1,618,352)
USD	3,773,233	GBP	2,909,697	Citibank, N.A.	09/03/20	(36,180)
Total (Depreciation)						$(2,486,607)
Total Appreciation (Depreciation)						$(2,348,627)
As of July 31, 2020, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,594	09/18/20	$387,376,440	$423,275,950	$35,899,510
Total Futures Contracts			$387,376,440	$423,275,950	$35,899,510
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,934,514	—	$2,934,514
Canada	—	22,856,533	—	22,856,533
Denmark	—	3,093,310	—	3,093,310
France	—	5,144,135	—	5,144,135
Germany	—	13,815,713	—	13,815,713
Japan	—	24,990,454	—	24,990,454
Netherlands	—	4,796,472	—	4,796,472
Norway	—	7,662,549	—	7,662,549
Singapore	—	592,409	—	592,409
Spain	—	5,458,393	—	5,458,393
Switzerland	—	9,564,097	—	9,564,097
United Kingdom	—	14,611,152	—	14,611,152
United States	—	147,600,594	—	147,600,594
U.S. Treasury Obligations	—	112,326,108	—	112,326,108
Commercial Paper	—	39,863,346	—	39,863,346
Securities Lending Collateral	—	2,075,794	—	2,075,794

Enhanced U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$(2,348,627)	—	$(2,348,627)
Futures Contracts**	$35,899,510	—	—	35,899,510
TOTAL	$35,899,510	$415,036,946	—	$450,936,456
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$19,665,602,216
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$19,665,602,216
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.0%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	245,172	$372,661
	Alaska Communications Systems Group, Inc.	323,917	738,531
#	AMC Entertainment Holdings, Inc., Class A	18,425	74,437
#*	AMC Networks, Inc., Class A	240,398	5,553,194
	ATN International, Inc.	148,931	8,582,894
*	Ballantyne Strong, Inc.	134,332	231,051
#	Beasley Broadcast Group, Inc., Class A	117,486	207,950
#*	Cars.com, Inc.	565,794	4,594,247
*	Cincinnati Bell, Inc.	8,875	133,214
	Cinemark Holdings, Inc.	463,991	5,489,014
*	comScore, Inc.	94,046	282,138
*	Consolidated Communications Holdings, Inc.	838,945	6,124,299
*	Cumulus Media, Inc., Class A	23,650	92,945
*	DHI Group, Inc.	223,982	559,955
#	Emerald Holding, Inc.	83,282	226,527
#	Entercom Communications Corp., Class A	885,785	1,240,099
	Entravision Communications Corp., Class A	727,784	960,675
#*	Eros International P.L.C.	60,536	171,922
#	EW Scripps Co. (The), Class A	599,808	6,825,815
*	Fluent, Inc.	77,426	140,915
#	Gannett Co., Inc.	138,639	205,186
*	Gray Television, Inc.	1,069,533	15,337,103
*	Harte-Hanks, Inc.	6,782	14,717
*	Hemisphere Media Group, Inc.	103,074	907,051
#*	iHeartMedia, Inc., Class A	15,995	133,718
*	IMAX Corp.	327,531	3,697,825
	Interpublic Group of Cos., Inc. (The)	964,483	17,408,918
*	Iridium Communications, Inc.	431,557	11,820,346
#	John Wiley & Sons, Inc., Class A	288,528	9,760,902
	John Wiley & Sons, Inc., Class B	455	15,320
#*	Liberty Latin America, Ltd., Class A	353,775	3,636,807
*	Liberty Latin America, Ltd., Class C	777,816	7,957,058
#*	Liberty Media Corp.-Liberty Braves, Class A	12,425	234,957
*	Liberty Media Corp.-Liberty Braves, Class C	20,108	375,014
*	Liberty TripAdvisor Holdings, Inc., Class A	594,112	1,473,398
#*	Lions Gate Entertainment Corp., Class A	648,786	4,969,701
*	Lions Gate Entertainment Corp., Class B	795,744	5,657,740
*	Marchex, Inc., Class B	94,316	147,133
	Marcus Corp. (The)	162,523	2,244,443
*	Mediaco Holding, Inc., Class A	1,827	9,025
*	Meet Group, Inc. (The)	1,286,557	8,015,250
#	Meredith Corp.	330,082	4,739,978
	News Corp., Class A	2,437,821	31,009,083
	News Corp., Class B	1,340,929	17,110,254
#	Nexstar Media Group, Inc., Class A	318,948	27,955,792
#*	ORBCOMM, Inc.	787,734	3,316,360
#*	QuinStreet, Inc.	113,547	1,325,661
*	Reading International, Inc., Class A	146,602	639,185
	Saga Communications, Inc., Class A	26,908	629,109
#	Salem Media Group, Inc.	54,445	90,923
	Scholastic Corp.	260,736	6,239,412
#	Spok Holdings, Inc.	189,353	1,897,317
	TEGNA, Inc.	891,725	10,504,520
	Telephone and Data Systems, Inc.	998,461	19,390,113

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Townsquare Media, Inc., Class A	113,722	$504,926
#	Tribune Publishing Co.	137,899	1,344,515
	TripAdvisor, Inc.	294,841	5,964,633
*	TrueCar, Inc.	193,767	728,564
#*	United States Cellular Corp.	309,814	9,192,181
*	Urban One, Inc.	221,050	335,996
*	Yelp, Inc.	158,603	3,961,903
TOTAL COMMUNICATION SERVICES			283,504,520
CONSUMER DISCRETIONARY — (15.6%)
#*	1-800-Flowers.com, Inc., Class A	486,358	13,739,613
	Aaron's, Inc.	315,784	16,477,609
#	Abercrombie & Fitch Co., Class A	687,078	6,616,561
#	Acushnet Holdings Corp.	163,079	6,205,156
*	Adient P.L.C.	898,404	14,949,443
*	Adtalem Global Education, Inc.	527,655	18,119,673
	AMCON Distributing Co.	850	58,412
#*	American Axle & Manufacturing Holdings, Inc.	1,478,108	10,435,442
#	American Eagle Outfitters, Inc.	1,647,861	16,478,610
*	American Public Education, Inc.	183,699	5,347,478
*	America's Car-Mart, Inc.	68,317	6,501,046
	Aramark	760,549	16,062,795
	Ark Restaurants Corp.	24,004	236,679
*	Asbury Automotive Group, Inc.	68,663	6,876,599
#*	At Home Group, Inc.	214,538	2,664,562
	Autoliv, Inc.	106,794	6,944,814
*	AutoNation, Inc.	913,832	46,916,135
*	Barnes & Noble Education, Inc.	553,500	1,173,420
	Bassett Furniture Industries, Inc.	110,011	964,796
	BBX Capital Corp.	32,457	451,801
*	Beazer Homes USA, Inc.	57,448	642,843
#	Bed Bath & Beyond, Inc.	830,036	8,980,990
#	Big 5 Sporting Goods Corp.	30,819	172,586
#	Big Lots, Inc.	502,220	19,757,335
*	Biglari Holdings, Inc., Class A	817	258,344
*	Biglari Holdings, Inc., Class B	15,783	1,024,790
#	BJ's Restaurants, Inc.	68,059	1,365,264
#*	Boot Barn Holdings, Inc.	221,441	4,287,098
#	BorgWarner, Inc.	1,496,418	54,768,899
	Bowl America, Inc., Class A	14,256	136,145
	Boyd Gaming Corp.	50,714	1,200,400
#	Buckle, Inc. (The)	80,187	1,285,398
#*	Build-A-Bear Workshop, Inc.	132,757	313,307
	Caleres, Inc.	317,535	2,003,646
#	Callaway Golf Co.	1,043,867	19,885,666
*	Capri Holdings, Ltd.	520,090	7,790,948
	Carriage Services, Inc.	223,519	4,942,005
#*	Carrols Restaurant Group, Inc.	351,278	2,156,847
	Cato Corp. (The), Class A	184,138	1,323,952
*	Cavco Industries, Inc.	67,969	13,616,230
*	Century Communities, Inc.	290,928	10,362,855
#	Cheesecake Factory, Inc. (The)	129,273	3,102,552
#	Chico's FAS, Inc.	661,168	839,683
*	Chuy's Holdings, Inc.	184,277	2,931,847
	Citi Trends, Inc.	116,336	2,003,306
	Clarus Corp.	1,863	22,319
#*	Conn's, Inc.	310,162	3,089,214
#*	Container Store Group, Inc. (The)	135,124	466,178
	Cooper Tire & Rubber Co.	673,757	20,926,892

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cooper-Standard Holdings, Inc.	138,277	$1,480,947
	Core-Mark Holding Co., Inc.	390,754	10,362,796
	Culp, Inc.	100,105	1,111,166
	Dana, Inc.	979,310	11,193,513
*	Del Taco Restaurants, Inc.	497,071	3,802,593
*	Delphi Technologies P.L.C.	28,009	419,855
*	Delta Apparel, Inc.	46,321	652,200
#	Designer Brands, Inc., Class A	550,071	3,250,920
#	Dick's Sporting Goods, Inc.	641,799	29,278,870
#	Dillard's, Inc., Class A	267,811	6,306,949
#	Dine Brands Global, Inc.	20,743	942,354
*	Dixie Group, Inc. (The)	7,482	7,856
	Dover Motorsports, Inc.	17,605	24,999
*	El Pollo Loco Holdings, Inc.	309,133	6,108,468
*	Emerson Radio Corp.	13,715	10,314
	Escalade, Inc.	12,539	192,474
#	Ethan Allen Interiors, Inc.	353,487	4,185,286
#*	Express, Inc.	194,831	196,779
	Extended Stay America, Inc.	1,005,417	11,471,808
*	Fiesta Restaurant Group, Inc.	229,102	1,484,581
*	Flanigan's Enterprises, Inc.	2,672	42,122
	Flexsteel Industries, Inc.	89,514	1,411,636
	Foot Locker, Inc.	1,017,285	29,898,006
#*	Fossil Group, Inc.	441,191	1,460,342
#*	Francesca's Holdings Corp.	7,676	42,602
*»	FRD Acquisition Co. Escrow Shares	55,628	0
#*	GameStop Corp., Class A	559,288	2,242,745
*	Genesco, Inc.	174,043	2,706,369
	Gentex Corp.	218,536	5,898,287
*	Gentherm, Inc.	86,698	3,361,281
#*	G-III Apparel Group, Ltd.	486,991	4,816,341
	Goodyear Tire & Rubber Co. (The)	1,905,659	17,169,988
	Graham Holdings Co., Class B	45,156	17,988,796
*	Green Brick Partners, Inc.	148,656	2,051,453
	Group 1 Automotive, Inc.	163,563	13,742,563
#	Guess?, Inc.	784,968	8,116,569
#	Harley-Davidson, Inc.	603,129	15,699,448
#	Haverty Furniture Cos., Inc.	165,137	2,348,248
	Haverty Furniture Cos., Inc., Class A	844	11,997
#*	Hibbett Sports, Inc.	281,863	6,536,403
#	Hooker Furniture Corp.	107,737	2,305,572
#*	Horizon Global Corp.	117,811	484,203
*	Houghton Mifflin Harcourt Co.	1,035,333	3,064,586
*	Hudson, Ltd., Class A	44,319	194,117
#	International Game Technology P.L.C.	564,174	5,562,756
#*	iRobot Corp.	25,405	1,846,689
*	J Alexander's Holdings, Inc.	101,781	409,160
#*	J. Jill, Inc.	7,787	4,451
	Johnson Outdoors, Inc., Class A	59,873	5,242,480
*	K12, Inc.	429,032	19,645,375
	KB Home	196,598	6,613,557
	Kohl's Corp.	1,358,203	25,860,185
*	Lakeland Industries, Inc.	56,298	1,332,011
#*	Lands' End, Inc.	89,344	770,145
*	Laureate Education, Inc., Class A	436,785	5,538,434
	La-Z-Boy, Inc.	570,426	16,234,324
	LCI Industries	18,100	2,276,980
	Lear Corp.	375,971	41,499,679
#*	LGI Homes, Inc.	144,440	16,482,048

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lifetime Brands, Inc.	75,243	$530,463
*	Lincoln Educational Services Corp.	11,206	58,944
#*	Liquidity Services, Inc.	280,709	1,445,651
#	Lithia Motors, Inc., Class A	214,234	49,091,721
*	Luby's, Inc.	118,805	135,438
*	Lumber Liquidators Holdings, Inc.	76,237	1,701,610
*	M/I Homes, Inc.	154,973	6,451,526
#	Macy's, Inc.	2,843,269	17,230,210
#*	Magnite, Inc.	67,113	403,014
*	Malibu Boats, Inc., Class A	22,337	1,312,969
*	MarineMax, Inc.	230,519	6,394,597
	Marriott Vacations Worldwide Corp.	319,561	27,054,034
*	MasterCraft Boat Holdings, Inc.	8,097	167,608
	MDC Holdings, Inc.	484,283	21,710,407
»	Media General, Inc.	654,085	61,353
*	Meritage Homes Corp.	267,052	26,486,217
*	Modine Manufacturing Co.	484,698	2,636,757
*	Mohawk Industries, Inc.	227,882	18,196,378
*	Monarch Casino & Resort, Inc.	13,813	499,892
#	Monro, Inc.	113,297	6,378,621
#*	Motorcar Parts of America, Inc.	253,527	4,219,957
	Movado Group, Inc.	124,478	1,199,968
#*	National Vision Holdings, Inc.	34,429	1,101,384
*	Nautilus, Inc.	326,515	3,405,551
*	New Home Co., Inc. (The)	151,942	525,719
#*	Norwegian Cruise Line Holdings, Ltd.	178,995	2,441,492
	ODP Corp. (The)	216,660	4,781,686
#	Oxford Industries, Inc.	79,997	3,435,071
	P&F Industries, Inc., Class A	1,458	6,853
#	Penske Automotive Group, Inc.	686,464	30,767,316
*	Perdoceo Education Corp.	352,651	5,078,174
*	Playa Hotels & Resorts NV	141,738	514,509
*	PlayAGS, Inc.	9,904	33,476
#*	Potbelly Corp.	333,798	1,168,293
	PVH Corp.	479,417	23,328,431
*	Qurate Retail, Inc., Class A	2,503,921	27,317,778
	Ralph Lauren Corp.	295,643	21,079,346
#	RCI Hospitality Holdings, Inc.	75,778	915,398
*	Red Lion Hotels Corp.	239,620	563,107
#*	Red Robin Gourmet Burgers, Inc.	105,755	924,299
#*	Regis Corp.	344,881	2,648,686
	Rent-A-Center, Inc.	83,529	2,415,659
	Rocky Brands, Inc.	49,794	1,132,813
*	Select Interior Concepts, Inc., Class A	12,362	57,854
#*	Shiloh Industries, Inc.	193,482	274,744
#	Shoe Carnival, Inc.	121,162	2,974,527
#	Signet Jewelers, Ltd.	427,204	4,588,171
*	Skechers U.S.A., Inc., Class A	49,017	1,435,218
*	Skyline Champion Corp.	92,242	2,603,992
#*	Smith & Wesson Brands, Inc.	528,047	12,615,043
#	Sonic Automotive, Inc., Class A	384,004	14,638,232
*	Sportsman's Warehouse Holdings, Inc.	46,694	751,306
*	Stamps.com, Inc.	101,365	26,383,282
	Standard Motor Products, Inc.	257,819	11,725,608
	Steven Madden, Ltd.	100,093	2,119,970
*	Stoneridge, Inc.	295,996	6,133,037
	Strattec Security Corp.	26,733	577,700
	Superior Group of Cos, Inc.	77,575	1,493,319
	Superior Industries International, Inc.	273,411	410,117

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tandy Leather Factory, Inc.	74,640	$234,370
	Tapestry, Inc.	317,329	4,239,515
*	Taylor Morrison Home Corp.	1,234,599	28,951,347
#*	Tenneco, Inc., Class A	152,505	1,130,062
#	Thor Industries, Inc.	119,177	13,584,986
	Tilly's, Inc., Class A	254,069	1,526,955
	Toll Brothers, Inc.	1,439,665	54,995,203
*	TopBuild Corp.	155,327	20,490,738
*	TravelCenters of America, Inc.	87,013	1,216,442
#*	TRI Pointe Group, Inc.	1,619,675	27,080,966
*	Unifi, Inc.	158,560	1,896,378
*	Universal Electronics, Inc.	132,799	6,118,050
*	Universal Technical Institute, Inc.	141,184	1,048,997
#*	Urban Outfitters, Inc.	1,028,349	17,008,892
#*	Veoneer, Inc.	1,081	10,864
*	Vera Bradley, Inc.	469,355	2,058,122
#*	Vince Holding Corp.	2,071	9,464
*	Vista Outdoor, Inc.	781,172	13,397,100
*	VOXX International Corp.	241,045	1,571,613
	Weyco Group, Inc.	59,778	1,101,111
#	Whirlpool Corp.	195,529	31,894,690
	Winnebago Industries, Inc.	416,446	25,157,503
	Wolverine World Wide, Inc.	257,716	6,195,493
*	ZAGG, Inc.	331,650	945,203
*	Zovio, Inc.	202,601	798,248
*	Zumiez, Inc.	221,740	5,122,194
TOTAL CONSUMER DISCRETIONARY			1,453,793,861
CONSUMER STAPLES — (4.2%)
	Alico, Inc.	49,829	1,503,839
	Andersons, Inc. (The)	279,791	3,978,628
#	B&G Foods, Inc.	31,400	907,774
*	Bridgford Foods Corp.	1,732	27,885
	Bunge, Ltd.	590,180	25,637,419
#*	Cal-Maine Foods, Inc.	144,631	6,355,809
*	Central Garden & Pet Co.	96,568	3,656,065
*	Central Garden & Pet Co., Class A	287,645	9,966,899
#*	Chefs' Warehouse, Inc. (The)	184,470	2,126,939
*	Coffee Holding Co., Inc.	13,332	37,463
	Coty, Inc., Class A	25,754	95,547
#*	Craft Brew Alliance, Inc.	180,268	2,669,769
*	Darling Ingredients, Inc.	1,437,572	40,151,386
*	Dean Foods Co.	355,313	17,410
*	Edgewell Personal Care Co.	495,833	14,820,448
#*	elf Beauty, Inc.	110,656	1,976,316
*	Farmer Bros Co.	85,011	423,355
#	Fresh Del Monte Produce, Inc.	356,036	8,039,293
#*	Hain Celestial Group, Inc. (The)	83,527	2,838,247
*	Hostess Brands, Inc.	849,914	10,776,910
#	Ingles Markets, Inc., Class A	145,053	5,838,383
	Ingredion, Inc.	406,787	35,187,076
*	Landec Corp.	261,178	2,465,520
*	Lifeway Foods, Inc.	191,300	552,857
#	Limoneira Co.	61,414	827,861
	Mannatech, Inc.	8,418	141,422
#	MGP Ingredients, Inc.	54,362	1,971,710
	Molson Coors Beverage Co., Class B	15,344	575,707
*	Natural Alternatives International, Inc.	42,078	286,551
	Natural Grocers by Vitamin Cottage, Inc.	218,668	3,461,514

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Health Trends Corp.	3,000	$15,840
*	Nature's Sunshine Products, Inc.	4,308	40,969
	Nu Skin Enterprises, Inc., Class A	365,724	16,402,721
#	Ocean Bio-Chem, Inc.	25,545	408,975
	Oil-Dri Corp. of America	42,026	1,461,244
*	Performance Food Group Co.	89,674	2,512,665
*	Pilgrim's Pride Corp.	351,853	5,400,944
*	Post Holdings, Inc.	585,683	51,973,509
	PriceSmart, Inc.	154,388	10,092,344
	Sanderson Farms, Inc.	126,018	14,050,377
	Seaboard Corp.	3,043	8,225,990
*	Seneca Foods Corp., Class A	61,893	2,424,968
*	Seneca Foods Corp., Class B	189	7,277
*	Simply Good Foods Co. (The)	201,469	4,843,315
	SpartanNash Co.	348,662	7,330,619
	Spectrum Brands Holdings, Inc.	94,181	5,100,843
#	Tootsie Roll Industries, Inc.	3,407	108,002
*	TreeHouse Foods, Inc.	144,208	6,319,195
*	United Natural Foods, Inc.	667,903	13,257,875
	Universal Corp.	226,611	9,553,920
*	US Foods Holding Corp.	1,517,554	30,806,346
#	Village Super Market, Inc., Class A	106,055	2,677,889
#	Weis Markets, Inc.	230,820	11,499,452
TOTAL CONSUMER STAPLES			391,831,281
ENERGY — (5.5%)
	Adams Resources & Energy, Inc.	30,890	653,941
#	Amplify Energy Corp.	90,571	110,497
#	Antero Midstream Corp.	57,076	323,621
	Arch Resources, Inc.	126,245	3,916,120
	Archrock, Inc.	1,042,834	6,945,274
	Ardmore Shipping Corp.	259,761	1,067,618
#	Berry Corp.	159,389	749,925
*	Bonanza Creek Energy, Inc.	204,762	3,724,621
*	Bristow Group, Inc.	73,091	1,170,187
#*	Callon Petroleum Co.	845,752	964,157
#*	Centennial Resource Development, Inc., Class A	118,286	93,127
*	ChampionX Corp.	256,213	2,436,586
	Cimarex Energy Co.	563,355	13,779,663
*	Clean Energy Fuels Corp.	1,944,464	4,627,824
*	CNX Resources Corp.	2,360,489	22,778,719
*	CONSOL Energy, Inc.	286,106	1,682,303
#*	Contango Oil & Gas Co.	100,669	179,191
#	Continental Resources, Inc.	119,496	2,066,086
#	CVR Energy, Inc.	134,205	2,576,736
#*	Dawson Geophysical Co.	314,077	565,339
#	Delek US Holdings, Inc.	845,832	14,785,143
#*	Denbury Resources, Inc.	1,002,986	25,576
	Devon Energy Corp.	842,640	8,839,294
#	DHT Holdings, Inc.	1,869,947	10,621,299
	Diamondback Energy, Inc.	32,900	1,311,394
#	DMC Global, Inc.	65,507	1,924,596
*	Dorian LPG, Ltd.	496,911	4,243,620
*	Dril-Quip, Inc.	348,255	11,593,409
#*	Earthstone Energy, Inc., Class A	156,780	412,331
#	EnLink Midstream LLC	1,922,004	4,708,910
#	EQT Corp.	1,519,846	22,068,164
	Evolution Petroleum Corp.	104,349	273,394
*	Exterran Corp.	295,833	1,470,290

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Forum Energy Technologies, Inc.	540,676	$270,662
*	Frank's International NV	499,482	1,138,819
#	GasLog, Ltd.	399,042	1,165,203
*	Geospace Technologies Corp.	186,218	1,405,946
#*	Goodrich Petroleum Corp.	18,538	138,108
#*	Green Plains, Inc.	385,061	4,978,839
*	Gulf Island Fabrication, Inc.	184,555	546,283
#*	Gulfport Energy Corp.	869,635	878,331
	Hallador Energy Co.	41,579	26,261
#*	Helix Energy Solutions Group, Inc.	1,234,231	5,171,428
	Helmerich & Payne, Inc.	885,486	15,788,215
#*	HighPoint Resources Corp.	526,909	190,425
	HollyFrontier Corp.	1,299,415	35,733,913
	International Seaways, Inc.	307,352	5,307,969
#	Kosmos Energy, Ltd.	672,616	1,082,912
#*	Laredo Petroleum, Inc.	98,287	1,490,031
#	Liberty Oilfield Services, Inc., Class A	150,414	849,839
#*	Mammoth Energy Services, Inc.	91,877	127,709
	Marathon Oil Corp.	2,459,379	13,501,991
#*	Matador Resources Co.	997,270	8,656,304
*	Matrix Service Co.	272,242	2,383,479
	Mind Technology, Inc.	74,647	170,195
#*	Montage Resources Corp.	164,894	707,395
#	Murphy Oil Corp.	1,695,657	22,399,629
#	Nabors Industries, Ltd.	53,289	2,259,986
	NACCO Industries, Inc., Class A	44,429	970,329
	National Oilwell Varco, Inc.	1,549,500	17,834,745
*	Natural Gas Services Group, Inc.	113,160	721,961
	Navios Maritime Acquisition Corp.	4,246	19,532
#*	NCS Multistage Holdings, Inc.	26,880	15,456
*	Newpark Resources, Inc.	1,091,922	2,063,733
*	NexTier Oilfield Solutions, Inc.	830,674	2,093,298
#*	Nine Energy Service, Inc.	10,987	20,436
#*	Noble Corp. P.L.C.	164,281	33,678
	Noble Energy, Inc.	323,067	3,227,439
#	Nordic American Tankers, Ltd.	227,510	1,035,171
*	Northern Oil and Gas, Inc.	317,559	254,524
#*	Oasis Petroleum, Inc.	127,177	81,393
*	Oceaneering International, Inc.	812,977	4,568,931
#*	Oil States International, Inc.	609,904	2,732,370
*	Overseas Shipholding Group, Inc., Class A	409,593	946,160
	Panhandle Oil and Gas, Inc., Class A	110,272	242,598
*	Par Pacific Holdings, Inc.	117,529	870,890
	Parsley Energy, Inc., Class A	2,552,498	28,026,428
#	Patterson-UTI Energy, Inc.	1,527,421	5,918,756
#	PBF Energy, Inc., Class A	1,241,971	10,780,308
#*	PDC Energy, Inc.	1,137,225	16,216,829
#	Peabody Energy Corp.	755,585	2,357,425
#*	Penn Virginia Corp.	129,594	1,284,277
*	PrimeEnergy Resources Corp.	757	53,936
*	ProPetro Holding Corp.	504,281	2,707,989
	QEP Resources, Inc.	1,366,330	2,008,505
#	Range Resources Corp.	2,493,339	16,106,970
#*	Renewable Energy Group, Inc.	490,149	13,518,309
*	REX American Resources Corp.	50,235	3,423,515
#*	Ring Energy, Inc.	240,574	264,631
#*	RPC, Inc.	519,287	1,542,282
*	SandRidge Energy, Inc.	268,187	348,643
#	Scorpio Tankers, Inc.	562,749	7,439,542

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	SEACOR Holdings, Inc.	176,453	$5,131,253
*	SEACOR Marine Holdings, Inc.	226,390	556,919
*	Select Energy Services, Inc., Class A	365,468	1,622,678
#	SFL Corp., Ltd.	673,760	5,598,946
#*	SilverBow Resources, Inc.	75,356	269,021
#	SM Energy Co.	400,511	1,181,507
#*	Smart Sand, Inc.	97,445	114,011
#	Solaris Oilfield Infrastructure, Inc., Class A	193,491	1,404,745
#*	Southwestern Energy Co.	6,831,873	16,601,451
#*	Talos Energy, Inc.	202,520	1,379,161
	Targa Resources Corp.	27,608	504,674
	TechnipFMC P.L.C.	875,276	7,028,466
#*	Teekay Corp.	30,321	72,164
#*	Teekay Tankers, Ltd., Class A	223,086	3,339,597
*	TETRA Technologies, Inc.	681,325	458,600
#*	Tidewater, Inc.	188,124	1,170,131
#*	Transocean, Ltd.	525,622	1,072,269
#	US Silica Holdings, Inc.	371,077	1,309,902
#*	VAALCO Energy, Inc.	6,071	6,982
#	Valaris P.L.C.	117,592	46,108
	World Fuel Services Corp.	606,082	14,261,109
*	WPX Energy, Inc.	3,576,571	21,352,129
TOTAL ENERGY			513,271,639
FINANCIALS — (22.6%)
	1st Constitution Bancorp	1,854	22,915
	1st Source Corp.	196,652	6,513,114
	ACNB Corp.	3,888	80,093
	Affiliated Managers Group, Inc.	5,215	358,740
#	Alerus Financial Corp.	413	8,004
	Alleghany Corp.	400	208,928
#	Allegiance Bancshares, Inc.	104,296	2,543,779
	Ally Financial, Inc.	631,609	12,695,341
#	Altabancorp	63,066	1,182,488
#*	A-Mark Precious Metals, Inc.	76,813	1,850,425
*	Ambac Financial Group, Inc.	220,093	2,817,190
	American Equity Investment Life Holding Co.	817,621	20,808,454
	American National Bankshares, Inc.	58,339	1,281,124
	American National Group, Inc.	109,386	8,056,279
	American River Bankshares	18,547	182,132
	Ameris Bancorp	468,064	10,800,577
	AmeriServ Financial, Inc.	107,848	309,524
	Argo Group International Holdings, Ltd.	260,742	8,737,464
	Arrow Financial Corp.	69,858	1,907,123
	Associated Banc-Corp	1,631,625	20,950,065
#	Associated Capital Group, Inc., Class A	559	22,606
	Assured Guaranty, Ltd.	1,084,911	23,683,607
*	Asta Funding, Inc.	7,105	92,152
*	Athene Holding, Ltd., Class A	1,524,862	49,176,799
*	Atlantic American Corp.	864	1,598
*	Atlantic Capital Bancshares, Inc.	189,851	1,898,510
	Atlantic Union Bankshares Corp.	653,436	14,748,051
*	Atlanticus Holdings Corp.	64,328	525,560
	Auburn National BanCorp, Inc.	692	31,486
	Axis Capital Holdings, Ltd.	553,779	22,217,613
*	Axos Financial, Inc.	326,056	7,306,915
	Banc of California, Inc.	509,511	5,461,958
	BancFirst Corp.	55,207	2,404,817
*	Bancorp, Inc. (The)	781,436	7,368,941

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BancorpSouth Bank	355,228	$7,434,922
	Bank of Commerce Holdings	82,945	626,235
	Bank of Marin Bancorp	88,735	2,787,166
	Bank of NT Butterfield & Son, Ltd. (The)	100,595	2,618,488
#	Bank OZK	1,149,592	27,647,688
	BankFinancial Corp.	116,939	852,485
	BankUnited, Inc.	636,536	12,819,835
	Bankwell Financial Group, Inc.	27,358	407,634
	Banner Corp.	299,373	10,606,785
	Bar Harbor Bankshares	49,851	991,038
*	Baycom Corp.	25,725	264,453
	BCB Bancorp, Inc.	93,982	756,555
	Berkshire Hills Bancorp, Inc.	450,997	4,491,930
*	Blucora, Inc.	302,397	3,565,261
#	BOK Financial Corp.	55,923	3,114,911
	Boston Private Financial Holdings, Inc.	925,608	5,447,203
#	Bridge Bancorp, Inc.	142,199	2,572,380
*	Bridgewater Bancshares, Inc.	31,013	288,111
*	Brighthouse Financial, Inc.	43,706	1,238,628
	Brookline Bancorp, Inc.	673,760	6,464,727
	Bryn Mawr Bank Corp.	177,855	4,631,344
#	Business First Bancshares, Inc.	2,764	37,701
	Byline Bancorp, Inc.	62,399	808,691
	C&F Financial Corp.	20,184	592,400
	Cadence BanCorp	971,985	7,591,203
#»	Calamos Asset Management, Inc., Class A	91,324	0
	California First National Bancorp	4,450	68,730
	Cambridge Bancorp	1,996	108,163
	Camden National Corp.	118,901	3,767,973
*	Cannae Holdings, Inc.	154,714	5,829,624
#	Capital City Bank Group, Inc.	105,619	1,988,806
	Capitol Federal Financial, Inc.	1,526,331	14,729,094
	Capstar Financial Holdings, Inc.	31,955	324,343
	Cathay General Bancorp	66,533	1,608,768
	CBTX, Inc.	14,770	233,218
#	CCUR Holdings, Inc.	43,478	137,390
	Central Pacific Financial Corp.	203,637	3,168,592
	Central Valley Community Bancorp	54,026	709,902
	Century Bancorp, Inc., Class A	21,830	1,520,241
	Chemung Financial Corp.	5,917	159,818
#	CIT Group, Inc.	783,563	14,864,190
	Citizens & Northern Corp.	46,108	816,112
	Citizens Community Bancorp, Inc.	6,617	43,805
	Citizens Holding Co.	1,603	34,561
#*	Citizens, Inc.	66,655	382,600
	Civista Bancshares, Inc.	56,107	736,685
	CNB Financial Corp.	97,312	1,589,105
	CNO Financial Group, Inc.	1,174,038	17,727,974
	Codorus Valley Bancorp, Inc.	26,847	315,452
#	Columbia Banking System, Inc.	491,196	14,210,300
	Comerica, Inc.	204,236	7,867,171
	Community Bankers Trust Corp.	15,498	79,970
	Community Financial Corp. (The)	1,101	24,795
	Community Trust Bancorp, Inc.	145,017	4,438,970
	Community West Bancshares	5,040	40,622
	ConnectOne Bancorp, Inc.	302,116	4,166,180
#*	Consumer Portfolio Services, Inc.	259,764	849,428
#	Cowen, Inc., Class A	149,350	2,459,794
#*	Customers Bancorp, Inc.	432,919	5,130,090

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CVB Financial Corp.	4,600	$83,122
	Dime Community Bancshares, Inc.	404,195	4,747,270
	Donegal Group, Inc., Class A	225,012	3,145,668
*	Donnelley Financial Solutions, Inc.	239,580	2,072,367
	Eagle Bancorp Montana, Inc.	600	9,270
	Eagle Bancorp, Inc.	167,150	5,027,872
	East West Bancorp, Inc.	9,988	346,184
*	Elevate Credit, Inc.	72,817	140,537
	Employers Holdings, Inc.	303,746	9,877,820
#*	Encore Capital Group, Inc.	351,359	12,835,144
*	Enova International, Inc.	290,397	4,672,488
*	Enstar Group, Ltd.	87,703	14,729,719
	Enterprise Bancorp, Inc.	34,260	736,590
	Enterprise Financial Services Corp.	30,160	876,450
*	Equity Bancshares, Inc., Class A	115,900	1,638,826
*	Esquire Financial Holdings, Inc.	1,100	17,105
	ESSA Bancorp, Inc.	35,707	449,908
	Essent Group, Ltd.	30,625	1,097,294
	Evans Bancorp, Inc.	19,445	428,762
#*	EZCORP, Inc., Class A	663,160	3,793,275
	Farmers National Banc Corp.	150,445	1,626,310
#	FB Financial Corp.	48,263	1,226,363
	FBL Financial Group, Inc., Class A	161,291	5,609,701
	Federal Agricultural Mortgage Corp., Class A	300	17,250
	Federal Agricultural Mortgage Corp., Class C	68,496	4,076,197
	FedNat Holding Co.	183,240	1,715,126
	Financial Institutions, Inc.	160,026	2,363,584
*	First Acceptance Corp.	86,504	67,906
	First Bancorp	152,384	3,148,253
	First BanCorp	1,761,767	9,584,012
	First Bancorp, Inc. (The)	70,612	1,422,126
	First Bancshares, Inc. (The)	47,613	947,975
	First Bank	56,119	366,457
	First Busey Corp.	272,528	4,660,229
	First Business Financial Services, Inc.	46,360	689,373
	First Choice Bancorp	2,668	40,367
	First Commonwealth Financial Corp.	794,506	6,252,762
	First Community Bancshares, Inc.	177,918	3,480,076
	First Community Corp.	463	6,204
	First Financial Bancorp	868,417	12,084,023
	First Financial Corp.	48,366	1,616,875
	First Financial Northwest, Inc.	91,175	829,693
	First Foundation, Inc.	322,874	4,962,573
#	First Hawaiian, Inc.	217,782	3,785,051
#	First Horizon National Corp.	4,207,639	39,004,814
	First Internet Bancorp	73,704	1,079,764
	First Interstate BancSystem, Inc., Class A	360,192	10,485,189
	First Merchants Corp.	369,522	9,027,422
	First Mid Bancshares, Inc.	47,798	1,166,749
#	First Midwest Bancorp, Inc.	922,828	11,198,518
	First Northwest Bancorp	600	6,150
	First of Long Island Corp. (The)	136,005	2,027,835
	First United Corp.	14,517	156,929
	Flagstar Bancorp, Inc.	562,464	17,650,120
	Flushing Financial Corp.	257,273	2,850,585
	FNB Corp.	2,459,203	18,222,694
	Franklin Financial Network, Inc.	157,982	4,170,725
	FS Bancorp, Inc.	21,345	811,110
	Fulton Financial Corp.	1,578,069	15,307,269

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Genworth Financial, Inc., Class A	548,416	$1,118,769
	German American Bancorp, Inc.	107,932	3,069,586
	Global Indemnity, Ltd.	96,974	2,215,856
	Great Southern Bancorp, Inc.	124,340	4,484,944
	Great Western Bancorp, Inc.	479,819	6,237,647
#*	Greenlight Capital Re, Ltd., Class A	409,534	2,645,590
#	Guaranty Bancshares, Inc.	24,781	671,565
	Guaranty Federal Bancshares, Inc.	348	5,136
*	Hallmark Financial Services, Inc.	147,386	418,576
	Hancock Whitney Corp.	693,321	13,214,698
	Hanmi Financial Corp.	420,870	3,884,630
#*	HarborOne Bancrop, Inc.	175,999	1,524,151
	Hawthorn Bancshares, Inc.	703	11,614
#	HCI Group, Inc.	33,213	1,481,964
	Heartland Financial USA, Inc.	227,007	7,091,699
	Heritage Commerce Corp.	462,330	3,134,597
	Heritage Financial Corp.	243,745	4,610,437
	Heritage Insurance Holdings, Inc.	240,196	2,851,127
	Hilltop Holdings, Inc.	734,484	14,300,403
	Hingham Institution For Savings (The)	3,189	561,264
*	HMN Financial, Inc.	4,634	64,876
	Home Bancorp, Inc.	32,685	764,175
	Home BancShares, Inc.	248,292	4,054,608
	HomeStreet, Inc.	258,241	6,827,892
	HomeTrust Bancshares, Inc.	52,143	751,902
	Hope Bancorp, Inc.	1,488,486	12,547,937
	Horace Mann Educators Corp.	304,758	11,452,806
	Horizon Bancorp, Inc.	344,629	3,484,199
*	Howard Bancorp, Inc.	42,997	408,901
	Independence Holding Co.	15,648	517,323
	Independent Bank Corp.	138,230	8,918,600
	Independent Bank Corp.	74,409	1,039,122
#	Independent Bank Group, Inc.	337,771	14,838,280
	International Bancshares Corp.	643,830	19,585,309
#	Invesco, Ltd.	3,200,724	32,135,269
	Investar Holding Corp.	532	7,092
	Investors Bancorp, Inc.	2,925,058	23,751,471
	Investors Title Co.	11,474	1,320,428
	James River Group Holdings, Ltd.	17,725	821,022
	Janus Henderson Group P.L.C.	1,210,563	25,288,661
	Jefferies Financial Group, Inc.	103,173	1,671,403
	Kearny Financial Corp.	719,238	5,782,674
	Kentucky First Federal Bancorp	315	1,893
	Kingstone Cos., Inc.	83,343	450,052
	Lake Shore Bancorp, Inc.	406	4,697
	Lakeland Bancorp, Inc.	327,779	3,336,790
	Landmark Bancorp, Inc.	1,428	29,417
	LCNB Corp.	1,607	20,120
	Legg Mason, Inc.	520,309	26,010,247
#*	LendingClub Corp.	177,622	927,187
	Level One Bancorp, Inc.	949	15,345
	Lincoln National Corp.	123,051	4,586,111
	Live Oak Bancshares, Inc.	181,376	3,085,206
	Luther Burbank Corp.	30,245	289,445
	Macatawa Bank Corp.	300,450	2,163,240
	Mackinac Financial Corp.	30,255	275,321
#*	Maiden Holdings, Ltd.	950,539	1,340,260
*	Malvern Bancorp, Inc.	1,318	15,921
#	Manning & Napier, Inc.	242,400	848,400

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Marlin Business Services Corp.	112,099	$822,807
#*	MBIA, Inc.	630,156	5,047,550
	Mercantile Bank Corp.	140,839	2,998,462
	Merchants Bancorp	25,012	460,971
	Mercury General Corp.	14,310	614,042
	Meridian Bancorp, Inc.	336,807	3,841,284
	Meta Financial Group, Inc.	286,671	5,349,281
*	Metropolitan Bank Holding Corp.	11,182	330,764
	Midland States Bancorp, Inc.	110,228	1,553,113
	MidWestOne Financial Group, Inc.	52,214	944,029
#*	Mr Cooper Group, Inc.	439,674	7,179,876
	MVB Financial Corp.	4,145	54,797
	National Bank Holdings Corp., Class A	252,016	7,001,004
	National Bankshares, Inc.	5,863	147,044
	National General Holdings Corp.	626,690	21,301,193
	National Security Group, Inc. (The)	2,423	32,807
	National Western Life Group, Inc., Class A	21,950	4,275,640
	Navient Corp.	2,279,035	18,141,119
	NBT Bancorp, Inc.	305,479	9,100,219
	Nelnet, Inc., Class A	308,661	17,902,338
	New York Community Bancorp, Inc.	4,004,578	42,168,206
»	NewStar Financial, Inc.	289,581	29,421
*	NI Holdings, Inc.	21,295	350,942
*	Nicholas Financial, Inc.	44,982	367,053
*	Nicolet Bankshares, Inc.	30,804	1,725,640
*	NMI Holdings, Inc., Class A	132,222	2,052,085
*	Northeast Bank	54,405	1,035,871
	Northfield Bancorp, Inc.	478,383	4,597,261
	Northrim BanCorp, Inc.	57,090	1,314,212
	Northwest Bancshares, Inc.	962,330	9,478,950
	Norwood Financial Corp.	1,152	27,901
	OceanFirst Financial Corp.	268,840	4,118,629
#*	Ocwen Financial Corp.	340,401	405,077
	OFG Bancorp	468,465	6,127,522
	Ohio Valley Banc Corp.	3,707	73,028
	Old National Bancorp	1,665,557	23,301,142
	Old Republic International Corp.	1,236,280	19,867,020
	Old Second Bancorp, Inc.	302,738	2,518,780
*	On Deck Capital, Inc.	456,117	665,931
	OneMain Holdings, Inc.	899,793	25,824,059
	Oppenheimer Holdings, Inc., Class A	65,321	1,384,152
	Origin Bancorp, Inc.	2,451	58,187
	Orrstown Financial Services, Inc.	23,580	320,688
	Pacific Premier Bancorp, Inc.	707,368	14,861,802
	PacWest Bancorp	1,349,803	24,667,650
	Park National Corp.	19,714	1,690,673
	Parke Bancorp, Inc.	20,472	239,318
	PCSB Financial Corp.	31,037	345,131
	Peapack-Gladstone Financial Corp.	214,392	3,490,302
	Penns Woods Bancorp, Inc.	31,747	641,289
	Pennymac Financial Services, Inc.	136,286	6,577,162
	Peoples Bancorp of North Carolina, Inc.	5,097	84,355
#	Peoples Bancorp, Inc.	202,683	4,067,848
	Peoples Financial Services Corp.	4,701	168,813
	People's United Financial, Inc.	4,258,463	45,948,816
	Pinnacle Financial Partners, Inc.	568,300	22,516,046
	Piper Sandler Cos.	46,333	2,868,476
	Popular, Inc.	865,089	32,103,453
#*	PRA Group, Inc.	388,102	15,353,315

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Preferred Bank	46,306	$1,724,898
	Premier Financial Bancorp, Inc.	98,496	1,044,058
	Premier Financial Corp.	340,841	6,026,069
	ProAssurance Corp.	275,361	4,047,807
#	Protective Insurance Corp., Class A	453	6,639
	Protective Insurance Corp., Class B	83,352	1,066,906
	Provident Financial Holdings, Inc.	42,950	523,990
	Provident Financial Services, Inc.	554,371	7,567,164
	Prudential Bancorp, Inc.	9,448	105,818
	QCR Holdings, Inc.	122,027	3,646,167
	Radian Group, Inc.	387,150	5,776,278
	RBB Bancorp	41,877	536,026
*	Regional Management Corp.	130,204	1,977,799
	Reinsurance Group of America, Inc.	127,062	10,832,035
	Renasant Corp.	463,264	10,761,623
	Republic Bancorp, Inc., Class A	48,154	1,455,214
*	Republic First Bancorp, Inc.	167,467	390,198
	Riverview Bancorp, Inc.	209,578	1,022,741
	S&T Bancorp, Inc.	241,902	5,200,893
	Safety Insurance Group, Inc.	108,688	8,224,421
	Sandy Spring Bancorp, Inc.	320,723	7,415,116
#	Santander Consumer USA Holdings, Inc.	2,204,400	40,472,784
#	SB One Bancorp	26,944	498,733
*	Seacoast Banking Corp. of Florida	262,623	4,958,322
#*	Security National Financial Corp., Class A	39,101	240,471
*	Select Bancorp, Inc.	7,354	57,435
	Shore Bancshares, Inc.	47,698	442,160
	Sierra Bancorp	129,197	2,271,283
	Simmons First National Corp., Class A	855,609	14,194,553
	SmartFinancial, Inc.	41,746	595,298
	South State Corp.	396,607	18,902,290
*	Southern First Bancshares, Inc.	28,791	702,500
	Southern Missouri Bancorp, Inc.	29,765	649,175
	Southern National Bancorp of Virginia, Inc.	102,406	862,259
	Southside Bancshares, Inc.	140,421	3,889,662
*	Spirit of Texas Bancshares, Inc.	14,166	165,034
	State Auto Financial Corp.	208,758	3,237,837
	Sterling Bancorp	1,681,258	18,914,152
	Sterling Bancorp, Inc.	70,882	216,190
	Stewart Information Services Corp.	221,078	9,274,222
	Stifel Financial Corp.	339,423	16,455,227
*	StoneX Group, Inc.	153,416	8,051,272
	Summit Financial Group, Inc.	42,809	643,847
	Summit State Bank	3,401	33,534
	Synovus Financial Corp.	144,754	2,916,793
	TCF Financial Corp.	967,706	26,602,238
	Territorial Bancorp, Inc.	67,799	1,489,544
*	Texas Capital Bancshares, Inc.	395,831	13,149,506
*	Third Point Reinsurance, Ltd.	791,352	6,164,632
	Timberland Bancorp, Inc.	75,552	1,258,696
	Tiptree, Inc.	260,736	1,316,717
	Tompkins Financial Corp.	2,142	138,223
	Towne Bank	416,974	7,355,421
	TriCo Bancshares	173,115	4,847,220
*	TriState Capital Holdings, Inc.	309,064	4,095,098
*	Triumph Bancorp, Inc.	189,033	4,952,665
	TrustCo Bank Corp. NY	921,630	5,336,238
#	Trustmark Corp.	786,938	17,721,844
	UMB Financial Corp.	13,048	649,790

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Umpqua Holdings Corp.	1,830,408	$19,859,927
	United Bancshares, Inc.	466	9,320
#	United Bankshares, Inc.	859,150	22,612,828
	United Community Banks, Inc.	582,989	10,452,993
	United Fire Group, Inc.	138,187	3,505,804
	United Insurance Holdings Corp.	281,025	2,079,585
	United Security Bancshares	4,742	29,685
	Unity Bancorp, Inc.	47,059	588,708
	Universal Insurance Holdings, Inc.	160,809	2,815,766
	Univest Financial Corp.	304,805	4,660,468
	Unum Group	1,628,926	28,066,395
	US Global Investors, Inc., Class A	17,756	59,483
	Valley National Bancorp	3,508,965	26,211,969
	Veritex Holdings, Inc.	101,497	1,697,030
#	Virtus Investment Partners, Inc.	101,707	13,824,015
	Voya Financial, Inc.	1,081,743	53,438,104
#	Waddell & Reed Financial, Inc., Class A	369,234	5,387,124
	Walker & Dunlop, Inc.	230,202	11,604,483
	Washington Federal, Inc.	654,536	15,276,870
	Washington Trust Bancorp, Inc.	30,047	1,001,767
	Waterstone Financial, Inc.	287,161	4,387,820
	Webster Financial Corp.	31,539	860,069
	WesBanco, Inc.	530,747	10,524,713
	West BanCorp, Inc.	69,238	1,136,196
	Western New England Bancorp, Inc.	233,005	1,174,345
	Westwood Holdings Group, Inc.	21,309	242,070
	White Mountains Insurance Group, Ltd.	21,320	18,764,372
	Wintrust Financial Corp.	358,688	15,351,846
#*	World Acceptance Corp.	49,266	3,660,464
	WSFS Financial Corp.	408,060	11,641,952
	WVS Financial Corp.	111	1,450
	Zions Bancorp NA	1,490,684	48,402,509
TOTAL FINANCIALS			2,111,421,898
HEALTH CARE — (5.1%)
#*	Acadia Healthcare Co., Inc.	800,667	23,867,883
»	Achillion Pharmaceuticals, Inc.	1,609,952	740,578
#*	Acorda Therapeutics, Inc.	321,023	201,859
*	Addus HomeCare Corp.	130,836	12,613,899
*	Aduro Biotech, Inc.	37,605	106,046
*	Akebia Therapeutics, Inc.	58,445	652,831
*	Allscripts Healthcare Solutions, Inc.	1,545,789	13,912,101
*	Altimmune, Inc.	11,574	307,637
#*	AMAG Pharmaceuticals, Inc.	103,821	992,010
*	American Shared Hospital Services	12,364	24,975
*	AMN Healthcare Services, Inc.	12,752	700,595
*	Amphastar Pharmaceuticals, Inc.	168,434	3,372,049
#*	AnaptysBio, Inc.	45,981	825,819
*	AngioDynamics, Inc.	331,013	2,734,167
*	ANI Pharmaceuticals, Inc.	8,915	263,973
#*	Anika Therapeutics, Inc.	147,622	5,373,441
*	Applied Genetic Technologies Corp.	176,672	932,828
#*	Aptinyx, Inc.	8,400	31,668
*	Arcus Biosciences, Inc.	3,700	72,816
*	Arena Pharmaceuticals, Inc.	52,682	3,234,148
*	Assertio Holdings, Inc.	341,082	307,178
*	Avanos Medical, Inc.	346,703	10,633,381
*	Brookdale Senior Living, Inc.	1,598,484	4,427,801
*	Calithera Biosciences, Inc.	222,708	1,046,728

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Cantel Medical Corp.	10,200	$481,950
#*	Catalyst Biosciences, Inc.	163,311	834,519
*	Celldex Therapeutics, Inc.	59,850	615,857
*	Chimerix, Inc.	578,568	1,799,346
#*	Community Health Systems, Inc.	325,231	1,619,650
	Computer Programs and Systems, Inc.	41,666	1,028,317
*	Concert Pharmaceuticals, Inc.	122,835	1,138,680
#	CONMED Corp.	87,567	7,227,780
#*	Covetrus, Inc.	412,177	9,133,842
*	Cross Country Healthcare, Inc.	356,331	2,310,807
#*	Cumberland Pharmaceuticals, Inc.	75,774	252,327
#*	Cyclerion Therapeutics, Inc.	19,819	75,709
*	Cymabay Therapeutics, Inc.	704	2,499
*	DaVita, Inc.	259,672	22,692,736
#*	Digirad Corp.	9,237	25,864
#*	Electromed, Inc.	40,889	678,349
*	Emergent BioSolutions, Inc.	202,505	22,526,656
*	Enanta Pharmaceuticals, Inc.	54,768	2,511,113
#*	Endo International P.L.C.	200,165	696,574
	Envista Holdings Corp.	42,354	926,282
#*	Enzo Biochem, Inc.	8,845	21,051
#*	Evolent Health, Inc., Class A	869,978	10,135,244
*	Five Prime Therapeutics, Inc.	398,974	2,353,947
#*	Five Star Senior Living, Inc.	82,381	374,010
*	Fluidigm Corp.	22,658	159,512
#*	FONAR Corp.	55,181	1,358,556
#*	GlycoMimetics, Inc.	74,273	292,636
*	Harvard Bioscience, Inc.	319,554	993,813
*	HealthStream, Inc.	229,754	5,044,249
#	Hepion Pharmaceuticals, Inc.	11,338	45,806
*	InfuSystem Holdings, Inc.	53,931	658,498
*	Inogen, Inc.	9,940	305,158
*	Integer Holdings Corp.	272,038	17,891,939
#*	IntriCon Corp.	25,304	273,283
#	Invacare Corp.	513,640	3,616,026
*	Jazz Pharmaceuticals P.L.C.	67,457	7,302,220
#*	Jounce Therapeutics, Inc.	170,676	781,696
	Kewaunee Scientific Corp.	13,861	131,957
#*	Lannett Co., Inc.	292,374	1,739,625
*	LHC Group, Inc.	127,829	24,940,716
#	Luminex Corp.	325,458	11,846,671
#*	Lumos Pharma, Inc.	4,529	64,402
*	Magellan Health, Inc.	207,826	15,414,454
#*	Mallinckrodt P.L.C.	70,233	156,620
*»	MedCath Corp.	103,153	0
*	MEDNAX, Inc.	630,971	12,606,801
*	Meridian Bioscience, Inc.	245,724	6,017,781
*	Merit Medical Systems, Inc.	191,737	8,574,479
#	Merrimack Pharmaceuticals, Inc.	35,489	117,823
*	Mersana Therapeutics, Inc.	7,900	157,052
*	MTBC, Inc.	1,702	18,501
*	Mylan NV	216,389	3,486,027
#*	Myriad Genetics, Inc.	530,668	6,405,163
#*	NantKwest, Inc.	93,073	1,040,556
	National HealthCare Corp.	63,366	3,758,871
*	Natus Medical, Inc.	55,492	1,031,041
#	Neoleukin Therapeutics, Inc.	60,047	581,255
*	Neuronetics, Inc.	9,742	26,011
*	NextGen Healthcare, Inc.	108,046	1,579,633

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Opiant Pharmaceuticals, Inc.	1,406	$12,907
#*	OPKO Health, Inc.	129,050	664,607
*	OraSure Technologies, Inc.	438,037	7,950,372
*	Orthofix Medical, Inc.	23,030	707,251
*	Otonomy, Inc.	246,195	864,144
	Owens & Minor, Inc.	681,468	10,958,005
#	Patterson Cos., Inc.	620,449	16,479,125
*	PDL BioPharma, Inc.	1,538,292	4,891,769
*	Pennant Group, Inc.	66,367	1,663,157
	Perrigo Co. P.L.C.	766,755	40,653,350
*	Premier, Inc., Class A	267,915	9,368,988
*	Prestige Consumer Healthcare, Inc.	383,575	14,265,154
*	Prothena Corp. P.L.C.	375,949	4,601,616
*	Providence Service Corp. (The)	147,362	11,937,796
*	Savara, Inc.	5,735	11,413
*	Select Medical Holdings Corp.	1,052,355	20,036,839
*	Spectrum Pharmaceuticals, Inc.	83,956	251,028
*	Supernus Pharmaceuticals, Inc.	237,444	5,286,691
*	Surface Oncology, Inc.	2,300	11,983
*	Surgalign Holdings, Inc.	520,908	1,463,751
#*	Surgery Partners, Inc.	187,140	2,857,628
*	Synlogic, Inc.	246,431	556,934
*	Taro Pharmaceutical Industries, Ltd.	24,106	1,567,131
	Tetraphase Pharmaceuticals, Inc.	1,600	320
#*	Triple-S Management Corp., Class B	163,866	3,188,832
*	Vanda Pharmaceuticals, Inc.	161,491	1,627,829
#*	Varex Imaging Corp.	167,019	2,618,858
#*	Wright Medical Group NV	34,109	1,023,952
TOTAL HEALTH CARE			480,779,781
INDUSTRIALS — (20.2%)
	AAR Corp.	256,722	4,420,753
	ABM Industries, Inc.	612,113	21,974,857
*	Acacia Research Corp.	368,713	1,460,103
	ACCO Brands Corp.	806,600	5,259,032
	Acme United Corp.	40,941	887,191
	Acuity Brands, Inc.	3,814	377,967
	ADT, Inc.	752,765	6,481,307
#*	Advanced Disposal Services, Inc.	188,410	5,682,446
*	Aegion Corp.	232,670	3,587,771
*	Aerovironment, Inc.	37,088	2,839,086
	AGCO Corp.	424,798	27,879,493
	Air Lease Corp.	1,188,601	31,165,118
*	Air T, Inc.	1,582	19,205
*	Air Transport Services Group, Inc.	244,465	5,957,612
	Alamo Group, Inc.	92,493	9,536,953
	Alaska Air Group, Inc.	683,748	23,548,281
	Albany International Corp., Class A	60,531	2,910,330
#	Allegiant Travel Co.	27,259	3,053,826
	Allied Motion Technologies, Inc.	11,297	425,897
#*	Alpha Pro Tech, Ltd.	15,140	329,598
	Altra Industrial Motion Corp.	37,484	1,283,077
	AMERCO	98,214	31,205,534
#*	Ameresco, Inc., Class A	113,381	3,138,386
#*	American Superconductor Corp.	8,868	82,472
*	American Woodmark Corp.	77,738	6,267,238
*	AMREP Corp.	7,243	32,304
	Apogee Enterprises, Inc.	140,544	3,034,345
	Applied Industrial Technologies, Inc.	117,908	7,442,353

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ARC Document Solutions, Inc.	347,046	$340,279
	ArcBest Corp.	208,057	6,322,852
	Arcosa, Inc.	538,337	22,728,588
#	Argan, Inc.	139,151	5,969,578
*	Armstrong Flooring, Inc.	237,039	704,006
*	ASGN, Inc.	127,549	8,732,005
	Astec Industries, Inc.	243,163	10,818,322
*	Astronics Corp.	141,302	1,229,327
*	Astronics Corp., Class B	5,303	45,738
#*	Atlas Air Worldwide Holdings, Inc.	247,539	12,891,831
*	Avalon Holdings Corp., Class A	11,325	19,706
	AZZ, Inc.	69,170	2,184,389
	Barnes Group, Inc.	335,605	12,373,756
	Barrett Business Services, Inc.	7,651	403,055
*	Beacon Roofing Supply, Inc.	728,926	22,713,334
	BG Staffing, Inc.	19,042	172,901
*	BMC Stock Holdings, Inc.	407,452	10,430,771
	Brady Corp., Class A	51,151	2,351,411
#*	BrightView Holdings, Inc.	17,074	206,937
*	Broadwind, Inc.	30,065	139,201
*	Builders FirstSource, Inc.	317,931	7,531,785
*	CAI International, Inc.	171,170	2,945,836
	Carlisle Cos., Inc.	56,069	6,676,697
*	CBIZ, Inc.	402,883	9,741,711
*	CECO Environmental Corp.	402,038	2,693,655
*	Chart Industries, Inc.	339,760	23,283,753
	Chicago Rivet & Machine Co.	2,571	54,595
#*	CIRCOR International, Inc.	101,036	2,649,164
*	Civeo Corp.	610,081	506,367
*	Clean Harbors, Inc.	285,685	17,026,826
#*	Colfax Corp.	1,113,524	32,381,278
	Columbus McKinnon Corp.	193,707	6,417,513
	Comfort Systems USA, Inc.	71,019	3,530,354
*	Commercial Vehicle Group, Inc.	162,513	380,280
	CompX International, Inc.	5,019	69,413
#*	Construction Partners, Inc., Class A	13,400	221,770
	Copa Holdings SA, Class A	115,313	4,778,571
#*	Cornerstone Building Brands, Inc.	93,056	527,628
	Costamare, Inc.	583,841	2,656,477
*	Covenant Logistics Group, Inc.	155,024	2,612,154
#*	CPI Aerostructures, Inc.	136,605	446,698
	CRA International, Inc.	64,201	2,681,676
	Crane Co.	55,561	3,143,086
#	Cubic Corp.	213,855	8,981,910
	Curtiss-Wright Corp.	12,199	1,087,175
	Deluxe Corp.	50,196	1,417,033
	Douglas Dynamics, Inc.	69,554	2,458,734
*	Ducommun, Inc.	93,447	3,359,420
*	DXP Enterprises, Inc.	143,420	2,420,930
#*	Dycom Industries, Inc.	298,845	12,799,531
#*	Eagle Bulk Shipping, Inc.	238,523	579,611
	Eastern Co. (The)	35,881	585,219
*	Echo Global Logistics, Inc.	361,058	9,049,919
	EMCOR Group, Inc.	112,191	7,685,083
	Encore Wire Corp.	147,854	7,420,792
	Enerpac Tool Group Corp.	1,400	26,460
	EnerSys	103,107	6,934,977
#	Ennis, Inc.	192,195	3,324,973
	EnPro Industries, Inc.	71,467	3,411,120

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	193,837	$16,658,352
	Espey Manufacturing & Electronics Corp.	8,752	163,050
	Federal Signal Corp.	580,610	17,946,655
	Fluor Corp.	533,951	5,440,961
	Forward Air Corp.	85,852	4,463,445
	Franklin Electric Co., Inc.	159,522	8,622,164
*	FreightCar America, Inc.	162,111	259,378
*	FTI Consulting, Inc.	191,110	22,826,178
#*	Gates Industrial Corp. P.L.C.	119,125	1,255,577
#	GATX Corp.	382,320	23,317,697
	Genco Shipping & Trading, Ltd.	296,476	2,013,072
*	Gencor Industries, Inc.	77,312	925,425
*	Gibraltar Industries, Inc.	231,728	11,984,972
*	GMS, Inc.	355,964	8,340,237
*	Goldfield Corp. (The)	180,028	700,309
	Gorman-Rupp Co. (The)	321,601	9,731,646
*	GP Strategies Corp.	145,925	1,084,223
	Graham Corp.	49,049	645,485
#	Granite Construction, Inc.	439,773	7,458,550
*	Great Lakes Dredge & Dock Corp.	575,808	4,813,755
#	Greenbrier Cos., Inc. (The)	311,881	8,024,698
	Griffon Corp.	356,827	8,160,633
	H&E Equipment Services, Inc.	49,412	869,157
*	Harsco Corp.	138,699	2,213,636
#	Hawaiian Holdings, Inc.	468,574	5,571,345
#*	HC2 Holdings, Inc.	92,276	250,068
	Heartland Express, Inc.	384,320	7,795,931
	Heidrick & Struggles International, Inc.	195,786	3,960,751
	Helios Technologies, Inc.	89,540	3,387,298
*	Herc Holdings, Inc.	145,430	4,877,722
*	Heritage-Crystal Clean, Inc.	87,954	1,225,199
	Herman Miller, Inc.	100,764	2,360,901
	Hexcel Corp.	3,341	124,619
#*	Hill International, Inc.	128,424	186,215
	Hillenbrand, Inc.	123,119	3,598,768
	HNI Corp.	30,055	892,634
*	Houston Wire & Cable Co.	50,908	127,779
*	Hub Group, Inc., Class A	380,971	20,153,366
*	Hudson Global, Inc.	669	6,228
	Hurco Cos., Inc.	50,353	1,396,792
*	Huron Consulting Group, Inc.	215,439	10,280,749
#*	Huttig Building Products, Inc.	2,945	6,597
	Hyster-Yale Materials Handling, Inc.	122,037	4,553,200
	ICF International, Inc.	140,159	9,476,150
*	IES Holdings, Inc.	6,302	150,177
*	InnerWorkings, Inc.	834,349	2,294,460
*	Innovative Solutions & Support, Inc.	9,704	49,005
	Insteel Industries, Inc.	174,970	3,261,441
	Interface, Inc.	250,697	2,000,562
	ITT, Inc.	98,489	5,685,770
*	JELD-WEN Holding, Inc.	403,683	7,912,187
*	JetBlue Airways Corp.	2,697,471	27,891,850
#	Kadant, Inc.	50,442	5,473,461
#	Kaman Corp.	198,020	7,819,810
#	KAR Auction Services, Inc.	406,267	6,146,820
	Kelly Services, Inc., Class A	308,269	4,565,464
#	Kennametal, Inc.	458,578	12,363,263
	Kimball International, Inc., Class B	99,016	1,083,235
*	Kirby Corp.	322,176	14,897,418

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Knight-Swift Transportation Holdings, Inc.	1,630,770	$70,922,187
	Knoll, Inc.	104,561	1,224,409
	Korn Ferry	544,742	15,307,250
*	Lawson Products, Inc.	40,088	1,197,829
*	LB Foster Co., Class A	86,175	1,211,621
#*	Limbach Holdings, Inc.	114,369	425,453
*	LS Starrett Co. (The), Class A	3,180	10,208
	LSI Industries, Inc.	187,314	1,097,660
#*	Lydall, Inc.	154,163	2,497,441
	Macquarie Infrastructure Corp.	700,820	20,996,567
*	Manitex International, Inc.	35,855	161,706
*	Manitowoc Co., Inc. (The)	489,623	5,219,381
	ManpowerGroup, Inc.	249,355	17,153,130
	Marten Transport, Ltd.	360,626	9,599,864
*	Masonite International Corp.	153,755	12,969,234
#*	MasTec, Inc.	647,021	25,738,495
*	Mastech Digital, Inc.	4,018	86,387
	Matson, Inc.	347,297	12,648,557
	Matthews International Corp., Class A	256,087	5,531,479
#*	Maxar Technologies, Inc.	51,297	912,574
	McGrath RentCorp	220,092	12,769,738
#*	Mesa Air Group, Inc.	81,655	253,131
*	Middleby Corp. (The)	68,127	5,658,629
	Miller Industries, Inc.	89,027	2,523,915
*	Mistras Group, Inc.	236,324	834,224
	Moog, Inc., Class A	198,087	10,641,234
*	Morgan Group Holding Co.	12	155
*	MRC Global, Inc.	385,754	2,295,236
	MSC Industrial Direct Co., Inc., Class A	246,817	16,292,390
	Mueller Industries, Inc.	280,696	7,848,260
	Mueller Water Products, Inc., Class A	281,857	2,852,393
*	MYR Group, Inc.	164,820	6,043,949
	National Presto Industries, Inc.	40,160	3,429,262
	Nielsen Holdings P.L.C.	860,221	12,412,989
	NL Industries, Inc.	59,756	218,707
#	NN, Inc.	413,895	2,177,088
*	Northwest Pipe Co.	135,062	3,356,291
*	NOW, Inc.	1,330,426	10,483,757
#*	NV5 Global, Inc.	56,880	3,227,371
	nVent Electric P.L.C.	334,116	6,067,547
*	Orion Group Holdings, Inc.	388,255	1,118,174
	Oshkosh Corp.	471,520	37,118,054
	Owens Corning	810,167	48,990,798
*	PAM Transportation Services, Inc.	26,820	752,569
	Park Aerospace Corp.	236,537	2,549,869
#	Park-Ohio Holdings Corp.	115,268	1,662,165
	Patrick Industries, Inc.	117,105	7,488,865
	Patriot Transportation Holding, Inc.	5,926	53,393
*	Perma-Fix Environmental Services	15,435	108,508
*	Perma-Pipe International Holdings, Inc.	27,948	165,173
*	PGT Innovations, Inc.	215,818	3,684,013
*	PICO Holdings, Inc.	152,801	1,240,744
	Powell Industries, Inc.	156,645	4,158,925
	Preformed Line Products Co.	38,075	1,875,574
	Primoris Services Corp.	424,266	6,800,984
#	Quad/Graphics, Inc.	378,275	1,176,435
	Quanex Building Products Corp.	329,519	4,629,742
	Quanta Services, Inc.	631,556	25,243,293
*	Radiant Logistics, Inc.	428,588	1,821,499

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	RCM Technologies, Inc.	41,207	$63,047
	Regal Beloit Corp.	295,527	27,179,618
*	Resideo Technologies, Inc.	317,438	4,215,577
	Resources Connection, Inc.	368,913	4,168,717
	REV Group, Inc.	107,218	696,917
	Rexnord Corp.	572,583	16,587,730
	Rush Enterprises, Inc., Class A	180,514	8,588,856
	Rush Enterprises, Inc., Class B	28,477	1,133,385
	Ryder System, Inc.	519,629	19,034,010
*	Saia, Inc.	161,360	19,274,452
	Schneider National, Inc., Class B	349,591	8,785,222
#	Scorpio Bulkers, Inc.	56,956	834,975
*	Sensata Technologies Holding P.L.C.	686,278	26,064,838
	Shyft Group, Inc. (The)	306,609	5,788,778
*	SIFCO Industries, Inc.	16,504	62,880
	SkyWest, Inc.	512,935	13,495,320
#	Snap-on, Inc.	217,558	31,735,185
*	SP Plus Corp.	180,589	2,869,559
	Spirit AeroSystems Holdings, Inc., Class A	61,456	1,202,694
#*	Spirit Airlines, Inc.	669,826	10,589,949
*	SPX FLOW, Inc.	177,546	7,116,044
	Standex International Corp.	23,467	1,256,658
	Steelcase, Inc., Class A	806,624	8,655,076
*	Sterling Construction Co., Inc.	239,923	2,471,207
*	Team, Inc.	296,309	1,170,421
	Terex Corp.	534,854	10,081,998
*	Textainer Group Holdings, Ltd.	230,641	1,946,610
	Textron, Inc.	206,728	7,223,076
*	Thermon Group Holdings, Inc.	285,744	3,871,831
	Timken Co. (The)	520,815	23,780,413
	Titan International, Inc.	953,592	1,420,852
*	Titan Machinery, Inc.	271,293	2,947,598
*	Transcat, Inc.	16,850	470,115
*	TriMas Corp.	92,319	2,160,265
#	Trinity Industries, Inc.	1,385,966	27,067,916
	Triton International, Ltd.	810,883	25,518,488
	Triumph Group, Inc.	32,932	223,279
*	TrueBlue, Inc.	416,890	6,432,613
#*	Tutor Perini Corp.	493,326	5,806,447
*	Twin Disc, Inc.	73,513	430,786
#*	U.S. Xpress Enterprises, Inc., Class A	55,300	506,548
	UFP Industries, Inc.	512,199	29,820,226
*	Ultralife Corp.	140,669	998,750
	UniFirst Corp.	56,204	10,480,922
*	Univar Solutions, Inc.	446,055	7,881,792
	Universal Logistics Holdings, Inc.	31,796	584,093
*	USA Truck, Inc.	118,739	1,160,080
	Valmont Industries, Inc.	56,523	6,850,588
*	Vectrus, Inc.	147,277	6,478,715
*	Veritiv Corp.	215,599	3,300,821
#	Viad Corp.	158,282	2,288,758
*	Virco Manufacturing Corp.	19,199	42,622
*	Volt Information Sciences, Inc.	38,633	50,609
	VSE Corp.	81,574	2,294,677
#	Wabash National Corp.	748,070	8,520,517
	Werner Enterprises, Inc.	655,300	28,823,370
*	WESCO International, Inc.	498,696	19,384,314
#*	Willdan Group, Inc.	18,189	448,541
*	Willis Lease Finance Corp.	12,818	249,951

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	WillScot Mobile Mini Holdings Corp.	1,171,640	$17,644,898
#*	XPO Logistics, Inc.	621,544	46,628,231
TOTAL INDUSTRIALS			1,887,106,086
INFORMATION TECHNOLOGY — (9.3%)
*»	Actua Corp.	92,463	9,246
#*	ADDvantage Technologies Group, Inc.	11,887	26,389
	ADTRAN, Inc.	585,842	7,276,158
*	Alithya Group, Inc., Class A	57,456	92,504
	Alliance Data Systems Corp.	8,696	385,755
*	Alpha & Omega Semiconductor, Ltd.	208,091	2,266,111
*	Amkor Technology, Inc.	1,455,382	19,785,918
*	Amtech Systems, Inc.	63,653	327,813
#*	Applied Optoelectronics, Inc.	77,600	1,102,696
*	Arlo Technologies, Inc.	639,017	2,696,652
*	Arrow Electronics, Inc.	860,619	61,637,533
	AstroNova, Inc.	50,349	346,401
#*	Asure Software, Inc.	34,796	224,434
*	Aviat Networks, Inc.	20,319	416,539
	Avnet, Inc.	1,079,631	28,847,740
*	Aware, Inc.	131,691	391,122
*	Axcelis Technologies, Inc.	298,367	8,777,957
*	AXT, Inc.	417,290	1,998,819
#	Bel Fuse, Inc., Class A	3,065	35,248
	Bel Fuse, Inc., Class B	85,288	1,040,514
	Belden, Inc.	199,666	6,309,446
	Benchmark Electronics, Inc.	322,317	6,562,374
*	BK Technologies Corp.	8,250	25,823
	Brooks Automation, Inc.	265,373	14,449,560
*	BSQUARE Corp.	20,265	29,992
*	CACI International, Inc., Class A	121,041	25,154,741
*	CalAmp Corp.	199,471	1,571,831
*	Calix, Inc.	431,571	8,851,521
*	CEVA, Inc.	11,414	458,843
*	Clearfield, Inc.	46,263	862,342
*	ClearOne, Inc.	400	936
	Cohu, Inc.	399,234	7,517,576
#*	CommScope Holding Co., Inc.	305,787	2,837,703
	Communications Systems, Inc.	45,435	220,360
*	Computer Task Group, Inc.	134,082	647,616
	Comtech Telecommunications Corp.	224,833	3,691,758
*	Conduent, Inc.	886,188	1,692,619
	CSP, Inc.	5,024	37,379
	CTS Corp.	192,016	3,813,438
*	CyberOptics Corp.	77,004	3,030,107
	Daktronics, Inc.	467,603	1,949,905
*	Data I/O Corp.	82,705	310,144
*	Digi International, Inc.	193,642	2,346,941
*	Diodes, Inc.	400,379	20,599,500
*	DSP Group, Inc.	127,305	1,890,479
	DXC Technology Co.	121,399	2,174,256
#	Ebix, Inc.	6,100	134,535
*	EchoStar Corp., Class A	418,316	11,420,027
*	EMCORE Corp.	218,211	763,738
*	ePlus, Inc.	92,204	6,872,886
*	Fabrinet	448,250	32,556,397
*	FARO Technologies, Inc.	57,651	3,449,259
#*	First Solar, Inc.	4,255	253,385
#*	Fitbit, Inc., Class A	297,411	1,945,068

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Flex, Ltd.	1,930,314	$22,179,308
*	FormFactor, Inc.	467,497	13,482,613
*	Frequency Electronics, Inc.	38,791	406,142
*	GSE Systems, Inc.	70,034	65,832
*	GSI Technology, Inc.	128,546	735,283
#*	Harmonic, Inc.	944,723	5,271,554
*	Ichor Holdings, Ltd.	284,024	9,321,668
#*	IEC Electronics Corp.	12,532	112,788
#*	II-VI, Inc.	32,909	1,669,144
#*	Infinera Corp.	232,115	1,831,387
*	Insight Enterprises, Inc.	228,044	11,365,713
	InterDigital, Inc.	84,811	5,090,356
*	inTEST Corp.	160,960	751,683
*	Intevac, Inc.	45,592	269,905
*	j2 Global, Inc.	7,600	431,072
	Jabil, Inc.	1,183,381	41,252,662
	KBR, Inc.	764,621	17,005,171
*	Key Tronic Corp.	63,990	433,212
*	Kimball Electronics, Inc.	168,709	2,240,456
*	Knowles Corp.	681,359	10,397,538
	Kulicke & Soffa Industries, Inc.	462,183	10,953,737
*	KVH Industries, Inc.	130,284	1,057,906
*	Lantronix, Inc.	10,135	40,540
#*	Limelight Networks, Inc.	207,765	1,302,687
	LogMeIn, Inc.	157,311	13,498,857
#*	Luna Innovations, Inc.	61,189	346,942
	ManTech International Corp., Class A	222,184	15,459,563
	Methode Electronics, Inc.	275,218	7,761,148
	MTS Systems Corp.	58,994	1,094,339
*	NeoPhotonics Corp.	432,252	3,937,816
*	NETGEAR, Inc.	355,448	10,930,026
*	Netscout Systems, Inc.	665,171	16,935,254
*	NetSol Technologies, Inc.	2,106	6,465
	Network-1 Technologies, Inc.	99,089	215,023
*	ON Semiconductor Corp.	1,152,248	23,736,309
*	OneSpan, Inc.	171,485	5,340,043
*	Onto Innovation, Inc.	250,658	9,479,886
*	Optical Cable Corp.	55,866	134,078
*	OSI Systems, Inc.	130,761	9,278,801
#	PC Connection, Inc.	136,725	5,974,882
	PC-Tel, Inc.	41,748	273,449
*	PDF Solutions, Inc.	99,818	2,453,526
*	Perceptron, Inc.	48,702	204,548
*	Perficient, Inc.	327,444	12,839,079
*	Photronics, Inc.	691,569	8,215,840
#	Plantronics, Inc.	2,193	43,838
*	Plexus Corp.	307,503	22,844,398
*	PRGX Global, Inc.	6,882	37,163
#*	Qumu Corp.	8,165	38,131
*	Rambus, Inc.	653,298	9,642,678
*	RealNetworks, Inc.	44,435	68,874
	RF Industries, Ltd.	61,255	273,810
*	Ribbon Communications, Inc.	396,281	1,743,636
	Richardson Electronics, Ltd.	74,071	320,727
*	Rogers Corp.	144,907	17,271,465
#*	Rubicon Technology, Inc.	262	2,106
*	Sanmina Corp.	579,095	17,187,540
*	ScanSource, Inc.	195,666	4,490,535
*	Seachange International, Inc.	52,734	82,792

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sigmatron International, Inc.	2,700	$8,370
#»	Silicon Graphics, Inc.	494	0
#*	SMART Global Holdings, Inc.	8,425	234,973
*	SMTC Corp.	14,147	44,280
*	Steel Connect, Inc.	7,832	4,151
#*	Stratasys, Ltd.	309,319	4,633,599
#*	Super Micro Computer, Inc.	387,192	11,733,854
*	Sykes Enterprises, Inc.	424,128	11,646,555
#*	Synaptics, Inc.	160,927	12,877,379
	SYNNEX Corp.	365,094	45,541,826
	TESSCO Technologies, Inc.	58,280	359,005
*	Trio-Tech International	3,288	12,429
#*	TTM Technologies, Inc.	880,589	10,840,051
#*	Ultra Clean Holdings, Inc.	577,646	17,381,368
#*	Veeco Instruments, Inc.	393,921	5,325,812
*	Verint Systems, Inc.	39,067	1,753,718
	Vishay Intertechnology, Inc.	1,018,098	15,973,958
*	Vishay Precision Group, Inc.	97,344	2,477,405
	Wayside Technology Group, Inc.	18,888	436,879
*	Wireless Telecom Group, Inc.	23,991	26,390
*	Xerox Holdings Corp.	1,083,724	18,044,005
	Xperi Holding Corp.	718,112	13,241,985
TOTAL INFORMATION TECHNOLOGY			864,547,950
MATERIALS — (8.0%)
*	AdvanSix, Inc.	143,459	1,786,065
#*	AgroFresh Solutions, Inc.	183,675	448,167
	Albemarle Corp.	5,085	419,309
*	Alcoa Corp.	1,522,630	19,794,190
#*	Allegheny Technologies, Inc.	729,635	6,340,528
	American Vanguard Corp.	298,628	4,019,533
#*	Ampco-Pittsburgh Corp.	2,668	7,817
	Ashland Global Holdings, Inc.	335,362	25,313,124
	Avient Corp.	55,226	1,319,901
*	Berry Global Group, Inc.	26,990	1,349,230
	Boise Cascade Co.	393,212	18,319,747
	Cabot Corp.	271,358	9,899,140
	Carpenter Technology Corp.	440,410	9,847,568
*	Century Aluminum Co.	1,217,557	10,604,921
	CF Industries Holdings, Inc.	1,103,783	34,581,521
*	Clearwater Paper Corp.	175,994	6,497,698
*	Coeur Mining, Inc.	1,344,548	10,662,266
	Commercial Metals Co.	1,396,071	28,870,748
*	Contura Energy, Inc.	10,609	42,118
*	Core Molding Technologies, Inc.	41,394	190,412
	Domtar Corp.	543,756	11,413,438
*	Element Solutions, Inc.	2,219,672	24,105,638
*	Ferro Corp.	193,003	2,256,205
*	Ferroglobe P.L.C.	904,338	438,604
»	Ferroglobe Representation & Warranty Insurance Trust	92,458	0
	Flexible Solutions International, Inc.	23,298	54,750
*	Flotek Industries, Inc.	236,703	326,650
	Friedman Industries, Inc.	61,222	307,334
	FutureFuel Corp.	349,024	4,600,136
*	GCP Applied Technologies, Inc.	109,614	2,501,391
#	Gold Resource Corp.	310,945	1,365,049
	Graphic Packaging Holding Co.	1,456,871	20,308,782
	Greif, Inc., Class A	206,208	7,173,976
#	Greif, Inc., Class B	32,918	1,293,348

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	88,788	$4,575,246
	Haynes International, Inc.	182,219	3,345,541
#	HB Fuller Co.	469,279	21,277,110
	Hecla Mining Co.	4,882,944	26,953,851
	Huntsman Corp.	1,944,998	35,982,463
	Innospec, Inc.	259,101	19,476,622
*	Intrepid Potash, Inc.	1,074,853	973,924
	Kaiser Aluminum Corp.	90,908	5,631,751
*	Kraton Corp.	364,803	4,797,159
#	Kronos Worldwide, Inc.	231,118	2,597,766
#*	Livent Corp.	297,236	1,863,670
*	LSB Industries, Inc.	153,438	161,110
	Materion Corp.	159,711	9,170,606
#*	McEwen Mining, Inc.	10,650	14,697
	Mercer International, Inc.	638,581	4,757,428
	Minerals Technologies, Inc.	339,970	15,937,794
	Mosaic Co. (The)	929,983	12,526,871
	Myers Industries, Inc.	5,922	89,185
	Neenah, Inc.	47,529	2,120,269
#	Nexa Resources SA	59,531	374,450
	Northern Technologies International Corp.	27,508	237,394
	O-I Glass, Inc.	264,199	2,758,238
	Olin Corp.	1,611,923	18,118,015
	Olympic Steel, Inc.	106,571	1,127,521
	PH Glatfelter Co.	391,834	6,241,916
*	PQ Group Holdings, Inc.	124,213	1,524,094
*	Ramaco Resources, Inc.	1,595	3,541
	Rayonier Advanced Materials, Inc.	561,825	1,634,911
	Reliance Steel & Aluminum Co.	687,996	67,602,487
*	Resolute Forest Products, Inc.	704,562	2,134,823
*	Ryerson Holding Corp.	39,026	219,716
	Schnitzer Steel Industries, Inc., Class A	337,372	6,207,645
	Schweitzer-Mauduit International, Inc.	262,409	8,536,165
	Sensient Technologies Corp.	42,130	2,199,607
	Sonoco Products Co.	173,247	8,963,800
	Steel Dynamics, Inc.	1,628,012	44,623,809
	Stepan Co.	191,629	20,925,887
*	Summit Materials, Inc., Class A	1,072,144	15,781,960
	SunCoke Energy, Inc.	753,579	2,403,917
*	Synalloy Corp.	56,547	401,484
#	Tecnoglass, Inc.	5,518	27,314
*	TimkenSteel Corp.	613,346	2,250,980
*	Trecora Resources	162,751	935,818
	Tredegar Corp.	161,877	2,570,607
#	Trinseo SA	199,472	4,328,542
*	Tronox Holdings P.L.C., Class A	593,243	4,520,512
*	UFP Technologies, Inc.	32,446	1,399,720
	United States Lime & Minerals, Inc.	33,578	3,029,071
#	United States Steel Corp.	1,731,243	11,530,078
*	Universal Stainless & Alloy Products, Inc.	77,801	559,389
#*	US Concrete, Inc.	157,944	3,920,170
*	Venator Materials P.L.C	242,400	419,352
	Verso Corp., Class A	394,922	4,821,998
	Warrior Met Coal, Inc.	86,864	1,382,875
	Westlake Chemical Corp.	620,237	33,802,917
	WestRock Co.	527,127	14,158,631
	Worthington Industries, Inc.	209,514	7,840,014
TOTAL MATERIALS			748,231,735

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	5,898	$79,210
#	CTO Realty Growth, Inc.	44,752	1,773,969
#*	Cushman & Wakefield P.L.C.	283,526	3,033,728
*	Five Point Holdings LLC, Class A	3,485	16,728
#*	Forestar Group, Inc.	57,685	998,527
*	FRP Holdings, Inc.	40,449	1,582,365
	Griffin Industrial Realty, Inc.	12,367	608,457
*	Howard Hughes Corp. (The)	63,066	3,354,481
	Jones Lang LaSalle, Inc.	79,940	7,906,866
	Kennedy-Wilson Holdings, Inc.	18,856	279,823
*	Marcus & Millichap, Inc.	80,079	2,181,352
	Newmark Group, Inc., Class A	47,091	191,660
*	Rafael Holdings, Inc., Class B	116,924	1,633,428
	RE/MAX Holdings, Inc., Class A	156,918	5,079,436
#	Realogy Holdings Corp.	615,753	5,578,722
#*	St Joe Co. (The)	30,018	618,671
*	Stratus Properties, Inc.	4,540	86,714
*	Tejon Ranch Co.	287,361	4,123,630
#*	Trinity Place Holdings, Inc.	27,774	36,940
TOTAL REAL ESTATE			39,164,707
UTILITIES — (0.1%)
#	Genie Energy, Ltd., Class B	158,190	1,286,085
#	Ormat Technologies, Inc.	80,481	4,788,619
»	TerraForm Power, Inc., Class A	150,643	3,224,163
TOTAL UTILITIES			9,298,867
TOTAL COMMON STOCKS			8,782,952,325
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	17,874	482,419
INDUSTRIALS — (0.1%)
#	WESCO International, Inc.	179,137	4,858,195
TOTAL PREFERRED STOCKS			5,340,614
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrant 08/02/2023	366,740	0
TOTAL INVESTMENT SECURITIES (Cost $9,277,680,619)			8,788,292,939

TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	103,222,438	103,222,438
SECURITIES LENDING COLLATERAL — (4.8%)
@§	The DFA Short Term Investment Fund	39,072,146	452,103,800
TOTAL INVESTMENTS — (100.0%)
(Cost $9,832,946,472)^^			$9,343,619,177

U.S. Targeted Value Portfolio
CONTINUED
As of July 31, 2020, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	758	09/18/20	$117,697,427	$123,686,650	$5,989,223
Total Futures Contracts			$117,697,427	$123,686,650	$5,989,223
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$283,504,520	—	—	$283,504,520
Consumer Discretionary	1,453,732,508	$61,353	—	1,453,793,861
Consumer Staples	391,831,281	—	—	391,831,281
Energy	513,271,639	—	—	513,271,639
Financials	2,111,392,477	29,421	—	2,111,421,898
Health Care	480,039,203	740,578	—	480,779,781
Industrials	1,887,106,086	—	—	1,887,106,086
Information Technology	864,538,704	9,246	—	864,547,950
Materials	748,231,735	—	—	748,231,735
Real Estate	39,164,707	—	—	39,164,707
Utilities	6,074,704	3,224,163	—	9,298,867
Preferred Stocks
Communication Services	482,419	—	—	482,419
Industrials	4,858,195	—	—	4,858,195
Temporary Cash Investments	103,222,438	—	—	103,222,438
Securities Lending Collateral	—	452,103,800	—	452,103,800
Futures Contracts**	5,989,223	—	—	5,989,223
TOTAL	$8,893,439,839	$456,168,561	—	$9,349,608,400
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (3.1%)
	A.H. Belo Corp., Class A	126,816	$192,760
	Alaska Communications Systems Group, Inc.	18,038	41,127
	ATN International, Inc.	419,375	24,168,581
*	Ballantyne Strong, Inc.	204,581	351,879
#	Beasley Broadcast Group, Inc., Class A	159,578	282,453
#*	Cars.com, Inc.	1,354,169	10,995,852
	Cinemark Holdings, Inc.	214,464	2,537,109
*	Consolidated Communications Holdings, Inc.	1,600,302	11,682,205
*	Cumulus Media, Inc., Class A	56,039	220,233
*	DHI Group, Inc.	557,470	1,393,675
#	Emerald Holding, Inc.	104,854	285,203
	Entravision Communications Corp., Class A	616,805	814,183
#	EW Scripps Co. (The), Class A	1,724,531	19,625,163
*	Fluent, Inc.	50,430	91,783
#	Gannett Co., Inc.	2,901,069	4,293,582
*	Gray Television, Inc.	2,497,240	35,810,422
*	Gray Television, Inc., Class A	19,881	254,676
*	Harte-Hanks, Inc.	7,403	16,065
*	Hemisphere Media Group, Inc.	989	8,703
*	IMAX Corp.	257,804	2,910,607
*	Iridium Communications, Inc.	1,857,216	50,869,146
*	Liberty Latin America, Ltd., Class A	720,260	7,404,273
*	Liberty Latin America, Ltd., Class C	1,547,551	15,831,447
#*	Lions Gate Entertainment Corp., Class A	463,434	3,549,904
*	Lions Gate Entertainment Corp., Class B	288,350	2,050,168
	Marcus Corp. (The)	534,698	7,384,179
*	Mediaco Holding, Inc., Class A	2,509	12,394
#*	Meet Group, Inc. (The)	778,999	4,853,164
#	Meredith Corp.	591,188	8,489,460
#	Nexstar Media Group, Inc., Class A	26,555	2,327,546
*	ORBCOMM, Inc.	345,421	1,454,222
#*	Reading International, Inc., Class A	121,397	529,291
	Saga Communications, Inc., Class A	163,739	3,828,218
#	Salem Media Group, Inc.	81,009	135,285
	Scholastic Corp.	1,209,794	28,950,370
	Spok Holdings, Inc.	403,916	4,047,238
	TEGNA, Inc.	193,576	2,280,325
	Telephone and Data Systems, Inc.	3,166,749	61,498,266
	Townsquare Media, Inc., Class A	7,408	32,892
#	Tribune Publishing Co.	216,985	2,115,604
*	United States Cellular Corp.	749,585	22,240,187
TOTAL COMMUNICATION SERVICES			345,859,840
CONSUMER DISCRETIONARY — (16.4%)
	Aaron's, Inc.	864,958	45,133,508
#	Abercrombie & Fitch Co., Class A	1,340,207	12,906,193
#	Acushnet Holdings Corp.	218,940	8,330,667
*	Adient P.L.C.	103,113	1,715,800
*	Adtalem Global Education, Inc.	1,638,019	56,249,572
	AMCON Distributing Co.	3,858	265,122
#*	American Axle & Manufacturing Holdings, Inc.	2,343,736	16,546,776
#	American Eagle Outfitters, Inc.	2,005,869	20,058,690
*	American Public Education, Inc.	363,045	10,568,240

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	At Home Group, Inc.	714,416	$8,873,047
*	AutoNation, Inc.	1,780,777	91,425,091
#*	Barnes & Noble Education, Inc.	820,506	1,739,473
	Bassett Furniture Industries, Inc.	205,931	1,806,015
	BBX Capital Corp.	166,093	2,312,015
#	Big Lots, Inc.	452,156	17,787,817
*	Biglari Holdings, Inc., Class A	806	254,865
	BJ's Restaurants, Inc.	102,460	2,055,348
#*	Boot Barn Holdings, Inc.	63,246	1,224,443
#*	Build-A-Bear Workshop, Inc.	163,682	386,290
	Caleres, Inc.	877,000	5,533,870
#	Callaway Golf Co.	567,592	10,812,628
	Canterbury Park Holding Corp.	15,171	160,206
*	Capri Holdings, Ltd.	365,882	5,480,912
#	Carriage Services, Inc.	290,548	6,424,016
#*	Carrols Restaurant Group, Inc.	252,257	1,548,858
	Cato Corp. (The), Class A	613,326	4,409,814
*	Century Communities, Inc.	1,041,179	37,086,796
#	Cheesecake Factory, Inc. (The)	77,480	1,859,520
#	Chico's FAS, Inc.	74,702	94,872
#*	Chuy's Holdings, Inc.	31,189	496,217
	Citi Trends, Inc.	251,311	4,327,575
#*	Conn's, Inc.	734,321	7,313,837
#*	Container Store Group, Inc. (The)	366,430	1,264,183
	Cooper Tire & Rubber Co.	1,093,877	33,975,820
#*	Cooper-Standard Holdings, Inc.	377,391	4,041,858
	Core-Mark Holding Co., Inc.	141,410	3,750,193
	Crown Crafts, Inc.	139,687	655,132
	Culp, Inc.	68,507	760,428
	Dana, Inc.	1,431,207	16,358,696
*	Del Taco Restaurants, Inc.	175,554	1,342,988
*	Delta Apparel, Inc.	193,192	2,720,143
#	Designer Brands, Inc., Class A	1,208,995	7,145,160
#	Dick's Sporting Goods, Inc.	911,527	41,583,862
#	Dillard's, Inc., Class A	441,605	10,399,798
	Dover Motorsports, Inc.	312,235	443,374
#*	El Pollo Loco Holdings, Inc.	231,145	4,567,425
*	Emerson Radio Corp.	22,783	17,133
	Escalade, Inc.	43,128	662,015
	Ethan Allen Interiors, Inc.	471,376	5,581,092
#*	Express, Inc.	538,892	544,281
	Extended Stay America, Inc.	1,086,164	12,393,131
*	Flanigan's Enterprises, Inc.	4,740	74,723
	Flexsteel Industries, Inc.	120,176	1,895,175
	Foot Locker, Inc.	1,177,276	34,600,142
#*	Fossil Group, Inc.	876,870	2,902,440
#*	Full House Resorts, Inc.	115,822	160,993
#*	GameStop Corp., Class A	1,121,503	4,497,227
#*	Genesco, Inc.	163,882	2,548,365
#*	G-III Apparel Group, Ltd.	1,335,854	13,211,596
	Goodyear Tire & Rubber Co. (The)	4,238,191	38,186,101
	Graham Holdings Co., Class B	127,243	50,689,794
*	Green Brick Partners, Inc.	582,628	8,040,266
#	Group 1 Automotive, Inc.	474,213	39,843,376
#	Guess?, Inc.	1,363,092	14,094,371
#	Harley-Davidson, Inc.	64,526	1,679,612
#	Haverty Furniture Cos., Inc.	433,385	6,162,735
	Haverty Furniture Cos., Inc., Class A	5,701	81,040
#*	Hibbett Sports, Inc.	142,846	3,312,599

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hooker Furniture Corp.	298,173	$6,380,902
*	Houghton Mifflin Harcourt Co.	636,492	1,884,016
*	Hudson, Ltd., Class A	31,371	137,405
#	International Game Technology P.L.C.	39,828	392,704
*	J Alexander's Holdings, Inc.	241,930	972,559
#*	J. Jill, Inc.	25,140	14,370
	Johnson Outdoors, Inc., Class A	144,191	12,625,364
*	K12, Inc.	1,070,083	48,999,101
	KB Home	417,750	14,053,110
	Kohl's Corp.	369,906	7,043,010
#*	Lakeland Industries, Inc.	145,170	3,434,722
#*	Lands' End, Inc.	147,468	1,271,174
*	Laureate Education, Inc., Class A	1,426,524	18,088,324
	La-Z-Boy, Inc.	251,234	7,150,120
*	LGI Homes, Inc.	44,413	5,067,967
	Lifetime Brands, Inc.	426,995	3,010,315
#	Lithia Motors, Inc., Class A	182,697	41,865,018
*	M/I Homes, Inc.	692,910	28,845,843
#	Macy's, Inc.	1,652,392	10,013,495
*	MarineMax, Inc.	450,304	12,491,433
	Marriott Vacations Worldwide Corp.	505,516	42,796,985
	MDC Holdings, Inc.	1,867,606	83,724,777
»	Media General, Inc.	564,216	52,923
*	Meritage Homes Corp.	1,426,415	141,471,840
*	Modine Manufacturing Co.	1,494,248	8,128,709
#*	Motorcar Parts of America, Inc.	378,436	6,299,067
	Movado Group, Inc.	482,339	4,649,748
*	Nautilus, Inc.	171,784	1,791,707
*	New Home Co., Inc. (The)	104,348	361,044
	Nobility Homes, Inc.	1,505	36,120
#	ODP Corp. (The)	1,707,657	37,687,990
#	Oxford Industries, Inc.	29,748	1,277,379
	P&F Industries, Inc., Class A	17,337	81,484
#	Penske Automotive Group, Inc.	1,232,189	55,226,711
#*	Playa Hotels & Resorts NV	901,974	3,274,166
#*	Potbelly Corp.	253,473	887,155
	PVH Corp.	257,592	12,534,427
*	QEP Co., Inc.	37,394	420,682
*	Qurate Retail, Inc., Class A	3,931,779	42,895,709
#	RCI Hospitality Holdings, Inc.	100,580	1,215,006
#*	Red Lion Hotels Corp.	491,034	1,153,930
#*	Red Robin Gourmet Burgers, Inc.	148,657	1,299,262
#*	Regis Corp.	277,790	2,133,427
	Rocky Brands, Inc.	206,573	4,699,536
#*	Select Interior Concepts, Inc., Class A	17,405	81,455
#*	Shiloh Industries, Inc.	330,417	469,192
#	Shoe Carnival, Inc.	342,529	8,409,087
#	Signet Jewelers, Ltd.	136,650	1,467,621
#*	Smith & Wesson Brands, Inc.	1,342,423	32,070,485
#	Sonic Automotive, Inc., Class A	423,638	16,149,081
*	Stamps.com, Inc.	23,633	6,151,197
	Standard Motor Products, Inc.	83,263	3,786,801
	Strattec Security Corp.	94,905	2,050,897
	Superior Group of Cos, Inc.	232,772	4,480,861
	Superior Industries International, Inc.	143,148	214,722
	Tapestry, Inc.	1,232,828	16,470,582
*	Taylor Morrison Home Corp.	3,992,528	93,624,782
#*	Tenneco, Inc., Class A	174,172	1,290,614
	Thor Industries, Inc.	179,429	20,453,112

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Tilly's, Inc., Class A	622,277	$3,739,885
	Toll Brothers, Inc.	24,770	946,214
*	TopBuild Corp.	323,713	42,704,219
#*	TravelCenters of America, Inc.	163,543	2,286,331
*	TRI Pointe Group, Inc.	3,578,302	59,829,209
*	Unifi, Inc.	358,907	4,292,528
*	Universal Electronics, Inc.	89,984	4,145,563
#*	Urban Outfitters, Inc.	1,614,011	26,695,742
*	Vera Bradley, Inc.	975,024	4,275,480
*	Vista Outdoor, Inc.	614,377	10,536,566
*	VOXX International Corp.	124,583	812,281
	Weyco Group, Inc.	100,265	1,846,881
	Winnebago Industries, Inc.	200,671	12,122,535
#*	ZAGG, Inc.	378,294	1,078,138
*	Zovio, Inc.	332,051	1,308,281
*	Zumiez, Inc.	704,576	16,275,706
TOTAL CONSUMER DISCRETIONARY			1,833,282,144
CONSUMER STAPLES — (4.4%)
	Alico, Inc.	2,402	72,492
	Andersons, Inc. (The)	714,496	10,160,133
*	Bridgford Foods Corp.	13,070	210,427
#*	Central Garden & Pet Co.	166,307	6,296,383
*	Central Garden & Pet Co., Class A	579,515	20,080,195
#*	Chefs' Warehouse, Inc. (The)	54,476	628,108
*	Coffee Holding Co., Inc.	2,367	6,651
	Coty, Inc., Class A	441,365	1,637,464
*	Darling Ingredients, Inc.	4,009,357	111,981,341
*	Dean Foods Co.	919,738	45,067
#*	Edgewell Personal Care Co.	308,742	9,228,298
*	Farmer Bros Co.	47,611	237,103
#	Fresh Del Monte Produce, Inc.	1,663,533	37,562,575
*	Hostess Brands, Inc.	2,762,807	35,032,393
#»	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	302,394	12,171,358
*	Landec Corp.	692,754	6,539,598
	Mannatech, Inc.	16,046	269,573
*	Natural Alternatives International, Inc.	175,612	1,195,918
	Natural Grocers by Vitamin Cottage, Inc.	293,626	4,648,100
*	Nature's Sunshine Products, Inc.	5,760	54,778
	Nu Skin Enterprises, Inc., Class A	182,216	8,172,388
#	Ocean Bio-Chem, Inc.	6,071	97,197
	Oil-Dri Corp. of America	82,680	2,874,784
*	Performance Food Group Co.	5,216	146,152
	Seaboard Corp.	16,701	45,146,978
*	Seneca Foods Corp., Class A	195,294	7,651,619
*	Seneca Foods Corp., Class B	24,020	924,770
	SpartanNash Co.	906,197	19,052,792
	Spectrum Brands Holdings, Inc.	482,333	26,123,155
#*	TreeHouse Foods, Inc.	366,128	16,043,729
#*	United Natural Foods, Inc.	1,108,297	21,999,695
	Universal Corp.	774,645	32,659,033
*	US Foods Holding Corp.	347,563	7,055,529
#	Village Super Market, Inc., Class A	236,249	5,965,287
#	Weis Markets, Inc.	678,113	33,783,590
TOTAL CONSUMER STAPLES			485,754,653

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (6.3%)
	Adams Resources & Energy, Inc.	115,900	$2,453,603
#*	Antero Resources Corp.	672,521	1,990,662
	Apache Corp.	33,897	520,319
#	Arch Resources, Inc.	159,881	4,959,509
	Archrock, Inc.	3,717,984	24,761,773
	Ardmore Shipping Corp.	582,369	2,393,537
	Berry Corp.	428,668	2,016,883
#*	Bonanza Creek Energy, Inc.	599,877	10,911,763
*	Bristow Group, Inc.	107,845	1,726,598
*	ChampionX Corp.	203,439	1,934,705
	Cimarex Energy Co.	586,062	14,335,076
*	Clean Energy Fuels Corp.	1,957,083	4,657,858
*	CNX Resources Corp.	4,967,456	47,935,950
#*	CONSOL Energy, Inc.	407,818	2,397,970
#	Continental Resources, Inc.	20,543	355,188
#	CVR Energy, Inc.	145,013	2,784,250
#*	Dawson Geophysical Co.	182,165	327,897
#	Delek US Holdings, Inc.	1,604,698	28,050,121
	Devon Energy Corp.	863,529	9,058,419
#	DHT Holdings, Inc.	2,694,864	15,306,827
*	Dorian LPG, Ltd.	1,468,336	12,539,589
*	Dril-Quip, Inc.	159,357	5,304,995
#*	Earthstone Energy, Inc., Class A	118,720	312,234
	EQT Corp.	4,201,825	61,010,499
*	Exterran Corp.	1,010,326	5,021,320
#	GasLog, Ltd.	867,250	2,532,370
*	Geospace Technologies Corp.	29,324	221,396
#*	Goodrich Petroleum Corp.	2,346	17,478
#*	Green Plains, Inc.	577,294	7,464,411
#*	Gulfport Energy Corp.	138,152	139,534
	Hallador Energy Co.	46,403	29,308
#*	Helix Energy Solutions Group, Inc.	2,218,749	9,296,558
	Helmerich & Payne, Inc.	658,639	11,743,533
#*	HighPoint Resources Corp.	1,519,686	549,215
	HollyFrontier Corp.	249,879	6,871,672
	International Seaways, Inc.	181,491	3,134,350
#	Liberty Oilfield Services, Inc., Class A	115,369	651,835
*	Lonestar Resources US, Inc., Class A	75,645	28,738
	Marathon Oil Corp.	379,611	2,084,064
#*	Matador Resources Co.	2,430,540	21,097,087
*	Matrix Service Co.	354,250	3,101,459
	Mind Technology, Inc.	54,260	123,713
#*	Montage Resources Corp.	105,419	452,247
#	Murphy Oil Corp.	2,409,905	31,834,845
#	Nabors Industries, Ltd.	61,898	2,625,094
	NACCO Industries, Inc., Class A	150,789	3,293,232
*	Natural Gas Services Group, Inc.	334,814	2,136,113
#*	NCS Multistage Holdings, Inc.	26,504	15,240
*	Newpark Resources, Inc.	1,087,161	2,054,734
*	NexTier Oilfield Solutions, Inc.	893,553	2,251,754
#*	Noble Corp. P.L.C.	215,118	44,099
	Noble Energy, Inc.	436,147	4,357,109
*	Oceaneering International, Inc.	41,588	233,725
*	Overseas Shipholding Group, Inc., Class A	1,550,454	3,581,549
*	Par Pacific Holdings, Inc.	289,111	2,142,312
	Parsley Energy, Inc., Class A	1,214,142	13,331,279
#	Patterson-UTI Energy, Inc.	5,395,445	20,907,349
#	PBF Energy, Inc., Class A	2,290,074	19,877,842
#*	PDC Energy, Inc.	2,773,444	39,549,311

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Peabody Energy Corp.	1,870,849	$5,837,049
*	Penn Virginia Corp.	136,668	1,354,380
*	ProPetro Holding Corp.	815,053	4,376,835
#	Range Resources Corp.	4,089,049	26,415,257
#*	Renewable Energy Group, Inc.	503,758	13,893,646
*	REX American Resources Corp.	168,144	11,459,014
#*	Ring Energy, Inc.	427,638	470,402
#*	RPC, Inc.	409,663	1,216,699
*	SandRidge Energy, Inc.	236,848	307,902
#	Scorpio Tankers, Inc.	299,598	3,960,686
*	SEACOR Holdings, Inc.	536,906	15,613,226
*	SEACOR Marine Holdings, Inc.	189,229	465,503
#*	Select Energy Services, Inc., Class A	924,870	4,106,423
#	SFL Corp., Ltd.	1,747,204	14,519,265
#*	SilverBow Resources, Inc.	117,479	419,400
#	SM Energy Co.	395,387	1,166,392
#	Solaris Oilfield Infrastructure, Inc., Class A	53,378	387,524
#*	Southwestern Energy Co.	11,404,139	27,712,058
*	Talos Energy, Inc.	385,644	2,626,236
	Targa Resources Corp.	173,641	3,174,157
	TechnipFMC P.L.C.	145,039	1,164,663
*	Teekay Corp.	7,063	16,810
#*	Teekay Tankers, Ltd., Class A	457,975	6,855,886
*	TETRA Technologies, Inc.	496,754	334,365
	World Fuel Services Corp.	2,212,939	52,070,455
*	WPX Energy, Inc.	2,636,300	15,738,711
TOTAL ENERGY			696,505,044
FINANCIALS — (25.1%)
	1st Constitution Bancorp	49,273	609,014
	1st Source Corp.	454,844	15,064,433
	ACNB Corp.	2,031	41,839
	Affiliated Managers Group, Inc.	49,496	3,404,830
#	Allegiance Bancshares, Inc.	127,257	3,103,798
*	Ambac Financial Group, Inc.	696,025	8,909,120
#	American Equity Investment Life Holding Co.	3,345,129	85,133,533
	American National Bankshares, Inc.	3,009	66,078
	American National Group, Inc.	209,399	15,422,236
	American River Bankshares	146,710	1,440,692
	Ameris Bancorp	10,971	253,156
#	AmeriServ Financial, Inc.	331,467	951,310
	Argo Group International Holdings, Ltd.	834,669	27,969,758
	Associated Banc-Corp	4,950,717	63,567,206
	Assured Guaranty, Ltd.	511,947	11,175,803
*	Asta Funding, Inc.	27,927	362,213
*	Atlantic American Corp.	238,675	441,549
*	Atlantic Capital Bancshares, Inc.	42,912	429,120
	Atlantic Union Bankshares Corp.	1,440,616	32,514,703
*	Atlanticus Holdings Corp.	152,013	1,241,946
	Banc of California, Inc.	1,027,609	11,015,968
*	Bancorp, Inc. (The)	269,748	2,543,724
	BancorpSouth Bank	164,219	3,437,104
	Bank of Commerce Holdings	147,448	1,113,232
#	Bank OZK	2,574,845	61,925,022
	BankFinancial Corp.	437,283	3,187,793
	BankUnited, Inc.	1,395,004	28,095,381
	Bankwell Financial Group, Inc.	8,745	130,300
	Banner Corp.	602,442	21,344,520
#	Bar Harbor Bankshares	107,945	2,145,947

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Baycom Corp.	29,174	$299,909
	BCB Bancorp, Inc.	178,740	1,438,857
*	Berkshire Bancorp, Inc.	3,042	25,948
	Berkshire Hills Bancorp, Inc.	1,438,350	14,325,966
*	Blucora, Inc.	1,168,611	13,777,924
*	BNCCORP, Inc.	22,547	653,863
#	BOK Financial Corp.	254,822	14,193,585
	Boston Private Financial Holdings, Inc.	670,078	3,943,409
	Bridge Bancorp, Inc.	33,017	597,278
	Brookline Bancorp, Inc.	1,159,247	11,122,975
	Bryn Mawr Bank Corp.	29,875	777,945
#	Byline Bancorp, Inc.	96,897	1,255,785
	C&F Financial Corp.	50,904	1,494,032
	Cadence BanCorp	1,753,416	13,694,179
#»	Calamos Asset Management, Inc., Class A	179,140	0
	California First National Bancorp	96,146	1,484,975
*	Cannae Holdings, Inc.	265,282	9,995,826
#	Capital City Bank Group, Inc.	126,816	2,387,945
	Capitol Federal Financial, Inc.	916,200	8,841,330
	Capstar Financial Holdings, Inc.	28,616	290,452
	Cathay General Bancorp	469,862	11,361,263
	CBTX, Inc.	13,877	219,118
#	CCUR Holdings, Inc.	160,981	508,700
	Central Valley Community Bancorp	128,540	1,689,016
	CIT Group, Inc.	830,566	15,755,837
	Citizens Community Bancorp, Inc.	28,039	185,618
	Civista Bancshares, Inc.	42,562	558,839
	CNB Financial Corp.	4,729	77,225
	CNO Financial Group, Inc.	4,510,009	68,101,136
	Codorus Valley Bancorp, Inc.	74,549	875,951
	Columbia Banking System, Inc.	92,052	2,663,064
	Comerica, Inc.	136,057	5,240,916
	Community Bankers Trust Corp.	16,989	87,663
	Community Trust Bancorp, Inc.	144,986	4,438,021
	Community West Bancshares	23,717	191,159
	ConnectOne Bancorp, Inc.	444,799	6,133,778
#*	Consumer Portfolio Services, Inc.	314,152	1,027,277
#	Cowen, Inc., Class A	390,593	6,433,067
#*	Customers Bancorp, Inc.	812,255	9,625,222
	Dime Community Bancshares, Inc.	687,450	8,074,100
	Donegal Group, Inc., Class A	273,605	3,824,998
	Donegal Group, Inc., Class B	54,141	645,902
*	Donnelley Financial Solutions, Inc.	51,240	443,226
	Eagle Bancorp Montana, Inc.	1,906	29,448
	Eagle Bancorp, Inc.	130,121	3,914,040
	East West Bancorp, Inc.	383,493	13,291,867
	Employers Holdings, Inc.	539,438	17,542,524
#*	Encore Capital Group, Inc.	314,937	11,504,649
*	Enova International, Inc.	28,949	465,789
*	Enstar Group, Ltd.	96,286	16,171,234
	Enterprise Financial Services Corp.	18,870	548,362
*	Equity Bancshares, Inc., Class A	127,621	1,804,561
	ESSA Bancorp, Inc.	182,988	2,305,649
	Evans Bancorp, Inc.	2,046	45,114
#*	EZCORP, Inc., Class A	1,375,381	7,867,179
	FBL Financial Group, Inc., Class A	692,399	24,081,637
	Federal Agricultural Mortgage Corp., Class A	888	51,060
	FedNat Holding Co.	166,475	1,558,206
	Financial Institutions, Inc.	411,710	6,080,957

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	First Acceptance Corp.	397,949	$312,390
	First Bancorp	35,589	735,269
	First BanCorp	6,860,179	37,319,374
	First Bancorp, Inc. (The)	959	19,314
	First Bancshares, Inc.	17,709	225,790
	First Bancshares, Inc. (The)	22,791	453,769
	First Bank	92,129	601,602
	First Busey Corp.	362,913	6,205,812
	First Business Financial Services, Inc.	120,278	1,788,534
	First Choice Bancorp	7,121	107,741
	First Citizens BancShares, Inc., Class A	2,671	1,137,499
	First Commonwealth Financial Corp.	1,716,155	13,506,140
	First Community Bancshares, Inc.	112,188	2,194,397
	First Financial Bancorp	1,363,748	18,976,553
	First Financial Corp.	151,907	5,078,251
	First Financial Northwest, Inc.	279,201	2,540,729
	First Foundation, Inc.	234,266	3,600,668
#	First Hawaiian, Inc.	613,949	10,670,434
#	First Horizon National Corp.	5,373,047	49,808,146
	First Internet Bancorp	186,546	2,732,899
	First Interstate BancSystem, Inc., Class A	62,802	1,828,166
	First Merchants Corp.	261,493	6,388,274
	First Mid Bancshares, Inc.	21,831	532,895
	First Midwest Bancorp, Inc.	2,390,923	29,013,851
	First Northwest Bancorp	108,724	1,114,421
	First United Corp.	94,730	1,024,031
	Flagstar Bancorp, Inc.	1,798,888	56,449,105
	Flushing Financial Corp.	614,536	6,809,059
	FNB Corp.	6,134,020	45,453,088
	Franklin Financial Network, Inc.	72,534	1,914,898
	FS Bancorp, Inc.	8,982	341,316
#	Fulton Financial Corp.	4,533,694	43,976,832
*	Genworth Financial, Inc., Class A	4,508,469	9,197,277
	Global Indemnity, Ltd.	260,552	5,953,613
	Great Southern Bancorp, Inc.	23,962	864,309
	Great Western Bancorp, Inc.	1,249,056	16,237,728
	Guaranty Federal Bancshares, Inc.	32,452	478,991
*	Hallmark Financial Services, Inc.	491,362	1,395,468
	Hancock Whitney Corp.	1,469,111	28,001,256
	Hanmi Financial Corp.	491,944	4,540,643
	Harleysville Financial Corp.	2,578	58,546
#	Hawthorn Bancshares, Inc.	34,705	573,327
	Heartland Financial USA, Inc.	195,330	6,102,109
	Heritage Commerce Corp.	138,205	937,030
	Heritage Financial Corp.	26,981	510,346
	Heritage Insurance Holdings, Inc.	394,868	4,687,083
	Hilltop Holdings, Inc.	1,307,737	25,461,639
*	HMN Financial, Inc.	96,961	1,357,454
	Home Bancorp, Inc.	47,923	1,120,440
#	Home BancShares, Inc.	455,698	7,441,548
	HomeStreet, Inc.	595,761	15,751,921
	HomeTrust Bancshares, Inc.	221,289	3,190,987
	Hope Bancorp, Inc.	3,381,026	28,502,049
	Horace Mann Educators Corp.	1,037,924	39,005,184
	Horizon Bancorp, Inc.	63,118	638,123
#	Independent Bank Group, Inc.	908,468	39,908,999
	International Bancshares Corp.	1,590,729	48,389,976
#	Invesco, Ltd.	1,047,301	10,514,902
	Investors Bancorp, Inc.	4,018,208	32,627,849

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investors Title Co.	7,362	$847,219
	Janus Henderson Group P.L.C.	1,087,377	22,715,306
	Kearny Financial Corp.	2,131,189	17,134,760
	Kemper Corp.	707,892	55,583,680
	Lakeland Bancorp, Inc.	600,552	6,113,619
	Landmark Bancorp, Inc.	35,761	736,677
	LCNB Corp.	108,503	1,358,458
	Legg Mason, Inc.	626,645	31,325,984
	Level One Bancorp, Inc.	2,282	36,900
	Luther Burbank Corp.	79,863	764,289
	Mackinac Financial Corp.	146,098	1,329,492
*	Magyar Bancorp, Inc.	33,171	253,426
	Marlin Business Services Corp.	257,103	1,887,136
#*	MBIA, Inc.	1,470,196	11,776,270
	Mercantile Bank Corp.	362,559	7,718,881
	Merchants Bancorp	17,266	318,212
	Meridian Bancorp, Inc.	307,154	3,503,091
	Meta Financial Group, Inc.	48,935	913,127
*	Metropolitan Bank Holding Corp.	10,247	303,106
	Middlefield Banc Corp.	20,954	369,629
	Midland States Bancorp, Inc.	287,935	4,057,004
#»	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	121,782	2,201,819
#*	Mr Cooper Group, Inc.	406,777	6,642,668
	MVB Financial Corp.	12,399	163,915
	National Bank Holdings Corp., Class A	231,283	6,425,042
	National General Holdings Corp.	181,131	6,156,643
	National Security Group, Inc. (The)	11,290	152,867
	National Western Life Group, Inc., Class A	86,984	16,943,613
#	Navient Corp.	5,264,731	41,907,259
	Nelnet, Inc., Class A	913,206	52,965,948
	New York Community Bancorp, Inc.	90,046	948,184
»	NewStar Financial, Inc.	667,031	67,770
*	Nicholas Financial, Inc.	181,804	1,483,521
*	Northeast Bank	115,975	2,208,164
	Northfield Bancorp, Inc.	946,429	9,095,183
	Northrim BanCorp, Inc.	177,426	4,084,346
	Northwest Bancshares, Inc.	1,761,254	17,348,352
	OceanFirst Financial Corp.	715,855	10,966,899
	OFG Bancorp	1,306,386	17,087,529
	Old National Bancorp	4,955,484	69,327,221
	Old Republic International Corp.	84,309	1,354,846
	Old Second Bancorp, Inc.	10,453	86,969
*	On Deck Capital, Inc.	332,078	484,834
	OneMain Holdings, Inc.	1,192,717	34,230,978
	Oppenheimer Holdings, Inc., Class A	147,693	3,129,615
	Origin Bancorp, Inc.	3,265	77,511
	Orrstown Financial Services, Inc.	45,047	612,639
	Pacific Premier Bancorp, Inc.	2,064,585	43,376,931
	PacWest Bancorp	345,479	6,313,629
	Parke Bancorp, Inc.	8,479	99,119
#	Patriot National Bancorp, Inc.	7,682	45,324
	Peapack-Gladstone Financial Corp.	224,764	3,659,158
	Penns Woods Bancorp, Inc.	19,905	402,081
	Peoples Bancorp of North Carolina, Inc.	40,314	667,197
	Peoples Bancorp, Inc.	537,419	10,785,999
	Peoples Financial Services Corp.	7,746	278,159
	Pinnacle Financial Partners, Inc.	627,004	24,841,898
	Popular, Inc.	1,204,345	44,693,243

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	PRA Group, Inc.	14,952	$591,501
	Premier Financial Bancorp, Inc.	302,677	3,208,376
	Premier Financial Corp.	500,526	8,849,300
#	Protective Insurance Corp., Class A	2,080	30,482
	Protective Insurance Corp., Class B	354,606	4,538,957
#	Provident Financial Holdings, Inc.	167,284	2,040,865
	Provident Financial Services, Inc.	2,063,238	28,163,199
	Prudential Bancorp, Inc.	27,045	302,904
	QCR Holdings, Inc.	21,536	643,496
	RBB Bancorp	95,945	1,228,096
*	Regional Management Corp.	279,152	4,240,319
	Renasant Corp.	1,078,559	25,054,926
	Republic Bancorp, Inc., Class A	122,836	3,712,104
	Riverview Bancorp, Inc.	529,817	2,585,507
	S&T Bancorp, Inc.	159,212	3,423,058
#	Salisbury Bancorp, Inc.	3,507	127,690
	Sandy Spring Bancorp, Inc.	856,336	19,798,488
#	SB Financial Group, Inc.	38,695	480,592
	SB One Bancorp	5,857	108,413
*	Security National Financial Corp., Class A	20,001	123,006
*	Select Bancorp, Inc.	2,490	19,447
	Shore Bancshares, Inc.	160,430	1,487,186
	Sierra Bancorp	302,058	5,310,180
	Simmons First National Corp., Class A	1,990,054	33,014,996
	SmartFinancial, Inc.	70,046	998,856
	South State Corp.	661,104	31,508,217
*	Southern First Bancshares, Inc.	1,648	40,211
	Southern Missouri Bancorp, Inc.	7,467	162,855
	Southern National Bancorp of Virginia, Inc.	205,082	1,726,790
	State Auto Financial Corp.	297,835	4,619,421
	Sterling Bancorp	3,265,628	36,738,315
	Stewart Information Services Corp.	283,382	11,887,875
	Stifel Financial Corp.	694,320	33,660,634
	Summit Financial Group, Inc.	1,540	23,162
	Summit State Bank	10,697	105,472
	Synovus Financial Corp.	328,114	6,611,497
	TCF Financial Corp.	1,205,027	33,126,192
	Territorial Bancorp, Inc.	125,209	2,750,842
*	Texas Capital Bancshares, Inc.	667,682	22,180,396
*	Third Point Reinsurance, Ltd.	1,536,741	11,971,212
	Timberland Bancorp, Inc.	122,198	2,035,819
	Tiptree, Inc.	871,276	4,399,944
	Towne Bank	118,306	2,086,918
	TriCo Bancshares	115,695	3,239,460
*	TriState Capital Holdings, Inc.	12,934	171,375
*	Triumph Bancorp, Inc.	2,675	70,085
	Trustmark Corp.	634,342	14,285,382
	UMB Financial Corp.	49	2,440
	Umpqua Holdings Corp.	4,516,906	49,008,430
*	Unico American Corp.	139,783	663,270
#	United Bancshares, Inc.	9,093	181,860
#	United Bankshares, Inc.	1,812,270	47,698,946
	United Community Banks, Inc.	171,825	3,080,822
	United Fire Group, Inc.	624,411	15,841,307
	Unity Bancorp, Inc.	9,072	113,491
	Univest Financial Corp.	552,133	8,442,114
	Unum Group	785,087	13,527,049
	Valley National Bancorp	7,889,367	58,933,571
	Veritex Holdings, Inc.	70,501	1,178,777

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Washington Federal, Inc.	2,332,161	$54,432,638
	Waterstone Financial, Inc.	429,741	6,566,442
	Webster Financial Corp.	273,928	7,470,017
	WesBanco, Inc.	1,410,232	27,964,901
	Western New England Bancorp, Inc.	638,069	3,215,868
	White Mountains Insurance Group, Ltd.	30,211	26,589,607
	Wintrust Financial Corp.	670,144	28,682,163
	WSFS Financial Corp.	523,750	14,942,587
#	WVS Financial Corp.	1,740	22,724
	Zions Bancorp NA	33,534	1,088,849
TOTAL FINANCIALS			2,802,872,157
HEALTH CARE — (3.8%)
#*	Acadia Healthcare Co., Inc.	2,438,520	72,692,281
#*	Allscripts Healthcare Solutions, Inc.	2,581,842	23,236,578
#*	American Shared Hospital Services	87,469	176,687
*	AngioDynamics, Inc.	1,027,956	8,490,917
*	Anika Therapeutics, Inc.	47,517	1,729,619
*	Assertio Holdings, Inc.	1,024,431	922,603
*	Avanos Medical, Inc.	14,418	442,200
*	Brookdale Senior Living, Inc.	2,399,589	6,646,862
#*	Community Health Systems, Inc.	4,546	22,639
	Computer Programs and Systems, Inc.	2,194	54,148
#*	Covetrus, Inc.	821,015	18,193,692
*	Cross Country Healthcare, Inc.	15,811	102,534
#»	Curative Health Services, Inc.	347,123	0
#*	Digirad Corp.	26,934	75,415
	Envista Holdings Corp.	596,501	13,045,477
*	FONAR Corp.	100,956	2,485,537
#*	Harvard Bioscience, Inc.	31,006	96,429
*	Integer Holdings Corp.	506,357	33,303,100
#*	Jounce Therapeutics, Inc.	31,181	142,809
	Kewaunee Scientific Corp.	69,197	658,755
#*	Lannett Co., Inc.	73,057	434,689
#*	LHC Group, Inc.	79,838	15,577,192
*	Magellan Health, Inc.	791,269	58,688,422
#*	Mallinckrodt P.L.C.	1,930,162	4,304,261
*»	MedCath Corp.	622,045	0
*	MEDNAX, Inc.	1,472,518	29,420,910
*	Meridian Bioscience, Inc.	89,256	2,185,880
*	Merit Medical Systems, Inc.	184,143	8,234,875
	National HealthCare Corp.	167,032	9,908,338
*	NextGen Healthcare, Inc.	48,700	711,994
*	OraSure Technologies, Inc.	142,380	2,584,197
#»	Orthodontic Centers of Americas, Inc	492,841	0
#	Owens & Minor, Inc.	481,013	7,734,689
#	Patterson Cos., Inc.	1,338,218	35,543,070
*	PDL BioPharma, Inc.	1,474,962	4,690,379
*	Prestige Consumer Healthcare, Inc.	973,005	36,186,056
*	Select Medical Holdings Corp.	249,278	4,746,253
*	Supernus Pharmaceuticals, Inc.	6,952	154,786
*	Surgalign Holdings, Inc.	1,029,104	2,891,782
*	Taro Pharmaceutical Industries, Ltd.	95,850	6,231,209
#*	Triple-S Management Corp., Class B	696,096	13,546,028
#»	U.S. Diagnostic, Inc.	20,800	0
TOTAL HEALTH CARE			426,293,292

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (20.0%)
	AAR Corp.	1,054,977	$18,166,704
	ABM Industries, Inc.	1,290,409	46,325,683
	ACCO Brands Corp.	2,997,348	19,542,709
	Acme United Corp.	7,735	167,617
	Acuity Brands, Inc.	93,901	9,305,589
#	ADT, Inc.	433,984	3,736,602
*	Aegion Corp.	948,233	14,621,753
	AGCO Corp.	541,901	35,564,963
#	Air Lease Corp.	1,931,281	50,638,188
	Alamo Group, Inc.	33,876	3,492,954
	Alaska Air Group, Inc.	134,971	4,648,401
#*	Alpha Pro Tech, Ltd.	88,398	1,924,424
	Altra Industrial Motion Corp.	97,127	3,324,657
#*	Ameresco, Inc., Class A	416,331	11,524,042
*	American Woodmark Corp.	15,004	1,209,622
	Apogee Enterprises, Inc.	132,480	2,860,243
	ARC Document Solutions, Inc.	187,802	184,140
	ArcBest Corp.	803,646	24,422,802
	Arcosa, Inc.	124,631	5,261,921
*	Armstrong Flooring, Inc.	315,676	937,558
*	ASGN, Inc.	127,185	8,707,085
	Astec Industries, Inc.	366,590	16,309,589
*	Astronics Corp.	16,531	143,820
#*	Atlas Air Worldwide Holdings, Inc.	706,291	36,783,635
*	Avalon Holdings Corp., Class A	12,840	22,342
	AZZ, Inc.	111,093	3,508,317
	Barnes Group, Inc.	1,007,643	37,151,797
*	Beacon Roofing Supply, Inc.	1,787,561	55,700,401
	BG Staffing, Inc.	11,042	100,261
*	BMC Stock Holdings, Inc.	1,213,462	31,064,627
#*	BrightView Holdings, Inc.	107,513	1,303,058
*	Broadwind, Inc.	58,564	271,151
*	CAI International, Inc.	439,873	7,570,214
*	CBIZ, Inc.	1,319,461	31,904,567
*	CECO Environmental Corp.	436,276	2,923,049
*	Chart Industries, Inc.	164,463	11,270,649
	Chicago Rivet & Machine Co.	28,801	611,589
*	CIRCOR International, Inc.	175,582	4,603,760
#*	Colfax Corp.	2,055,496	59,773,824
	Columbus McKinnon Corp.	403,054	13,353,179
	CompX International, Inc.	64,108	886,614
	Copa Holdings SA, Class A	56,218	2,329,674
	Costamare, Inc.	1,608,683	7,319,508
*	Covenant Logistics Group, Inc.	347,266	5,851,432
#*	CPI Aerostructures, Inc.	114,671	374,974
	CRA International, Inc.	197,882	8,265,531
#	Cubic Corp.	8,443	354,606
*	Ducommun, Inc.	326,756	11,746,878
*	DXP Enterprises, Inc.	27,784	468,994
#*	Dycom Industries, Inc.	404,446	17,322,422
#*	Eagle Bulk Shipping, Inc.	223,897	544,070
	Eastern Co. (The)	102,260	1,667,861
*	Echo Global Logistics, Inc.	412,452	10,338,109
	EMCOR Group, Inc.	119,158	8,162,323
	Encore Wire Corp.	554,693	27,840,042
#	Ennis, Inc.	757,094	13,097,726
	EnPro Industries, Inc.	424,572	20,264,822
	ESCO Technologies, Inc.	336,461	28,915,458
#	Fluor Corp.	30,003	305,731

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	FTI Consulting, Inc.	483,994	$57,808,243
#*	Gates Industrial Corp. P.L.C.	380,331	4,008,689
#	GATX Corp.	1,054,385	64,306,941
*	Gencor Industries, Inc.	128,422	1,537,211
*	Gibraltar Industries, Inc.	281,058	14,536,320
*	GMS, Inc.	711,350	16,666,930
#*	Golden Ocean Group, Ltd.	52,852	202,952
*	Goldfield Corp. (The)	416,446	1,619,975
*	GP Strategies Corp.	233,133	1,732,178
#	Granite Construction, Inc.	306,431	5,197,070
*	Great Lakes Dredge & Dock Corp.	1,099,660	9,193,158
#	Greenbrier Cos., Inc. (The)	921,833	23,718,763
#	Griffon Corp.	1,373,561	31,413,340
*	Harsco Corp.	277,451	4,428,118
#	Hawaiian Holdings, Inc.	1,061,638	12,622,876
	Heidrick & Struggles International, Inc.	288,825	5,842,930
*	Herc Holdings, Inc.	60,964	2,044,733
*	Heritage-Crystal Clean, Inc.	195,914	2,729,082
	Hillenbrand, Inc.	19,021	555,984
*	Houston Wire & Cable Co.	184,791	463,825
*	Hub Group, Inc., Class A	832,444	44,036,288
	Hurco Cos., Inc.	174,348	4,836,413
*	Huron Consulting Group, Inc.	37,396	1,784,537
#	Hyster-Yale Materials Handling, Inc.	148,835	5,553,034
	ICF International, Inc.	442,888	29,943,658
*	IES Holdings, Inc.	46,846	1,116,340
*	InnerWorkings, Inc.	191,223	525,863
	Insteel Industries, Inc.	81,231	1,514,146
	Interface, Inc.	126,909	1,012,734
*	JELD-WEN Holding, Inc.	167,643	3,285,803
*	JetBlue Airways Corp.	1,630,933	16,863,847
#	Kadant, Inc.	24,377	2,645,148
#	KAR Auction Services, Inc.	774,281	11,714,872
	Kelly Services, Inc., Class A	1,101,185	16,308,550
	Kennametal, Inc.	298,758	8,054,516
*	Kirby Corp.	406,219	18,783,567
	Knoll, Inc.	28,437	332,997
	Korn Ferry	935,225	26,279,822
*	Lawson Products, Inc.	79,848	2,385,858
*	LB Foster Co., Class A	68,195	958,822
#*	Limbach Holdings, Inc.	101,522	377,662
*	LS Starrett Co. (The), Class A	4,822	15,479
	LSI Industries, Inc.	88,009	515,733
*	Lydall, Inc.	309,447	5,013,041
	Macquarie Infrastructure Corp.	1,984,693	59,461,402
*	Manitowoc Co., Inc. (The)	689,370	7,348,684
	ManpowerGroup, Inc.	426,584	29,344,713
	Marten Transport, Ltd.	1,438,077	38,281,610
#*	MasTec, Inc.	229,483	9,128,834
*	Mastech Digital, Inc.	21,352	459,068
	Matson, Inc.	320,027	11,655,383
	Matthews International Corp., Class A	387,350	8,366,760
#*	Maxar Technologies, Inc.	67,633	1,203,191
	McGrath RentCorp	347,409	20,156,670
#*	Mesa Air Group, Inc.	100,844	312,616
	Miller Industries, Inc.	310,790	8,810,896
*	Mistras Group, Inc.	88,465	312,281
	Moog, Inc., Class A	88,026	4,728,757
*	MRC Global, Inc.	754,675	4,490,316

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	MYR Group, Inc.	364,285	$13,358,331
	National Presto Industries, Inc.	9,764	833,748
	NL Industries, Inc.	839,191	3,071,439
#	NN, Inc.	571,559	3,006,400
*	Northwest Pipe Co.	143,320	3,561,502
*	NOW, Inc.	1,866,053	14,704,498
*	NV5 Global, Inc.	9,128	517,923
	nVent Electric P.L.C.	743,824	13,507,844
*	Orion Group Holdings, Inc.	366,332	1,055,036
	Oshkosh Corp.	24,233	1,907,622
	Owens Corning	205,817	12,445,754
*	PAM Transportation Services, Inc.	100,197	2,811,528
	Park-Ohio Holdings Corp.	238,295	3,436,214
	Patriot Transportation Holding, Inc.	2,456	22,129
*	Perma-Pipe International Holdings, Inc.	181,198	1,070,880
*	PGT Innovations, Inc.	55,289	943,783
*	PICO Holdings, Inc.	137,268	1,114,616
	Powell Industries, Inc.	125,157	3,322,918
	Preformed Line Products Co.	78,418	3,862,871
	Primoris Services Corp.	108,935	1,746,228
#	Quad/Graphics, Inc.	858,873	2,671,095
	Quanex Building Products Corp.	878,080	12,337,024
	Quanta Services, Inc.	183,729	7,343,648
*	Radiant Logistics, Inc.	52,474	223,014
*	RCM Technologies, Inc.	167,803	256,739
	Regal Beloit Corp.	1,015,178	93,365,921
#*	Resideo Technologies, Inc.	992,514	13,180,586
	Resources Connection, Inc.	521,989	5,898,476
	REV Group, Inc.	640,855	4,165,557
	Rush Enterprises, Inc., Class A	716,176	34,075,654
	Rush Enterprises, Inc., Class B	303,029	12,060,554
	Schneider National, Inc., Class B	466,307	11,718,295
#	Scorpio Bulkers, Inc.	40,903	599,638
	Servotronics, Inc.	15,025	125,008
	Shyft Group, Inc. (The)	181,984	3,435,858
*	SIFCO Industries, Inc.	35,985	137,103
	SkyWest, Inc.	1,545,882	40,672,155
*	SP Plus Corp.	43,775	695,585
	Spirit AeroSystems Holdings, Inc., Class A	175,687	3,438,195
#*	Spirit Airlines, Inc.	1,667,537	26,363,760
*	SPX FLOW, Inc.	490,994	19,679,039
	Standex International Corp.	27,820	1,489,761
	Steelcase, Inc., Class A	422,312	4,531,408
*	Sterling Construction Co., Inc.	8,189	84,347
#*	Team, Inc.	199,371	787,515
	Terex Corp.	638,923	12,043,699
#*	Textainer Group Holdings, Ltd.	339,326	2,863,911
*	Thermon Group Holdings, Inc.	2,804	37,994
	Timken Co. (The)	511,441	23,352,396
#	Titan International, Inc.	199,081	296,631
*	Titan Machinery, Inc.	667,583	7,253,289
*	TriMas Corp.	564,787	13,216,016
#	Trinity Industries, Inc.	1,901,903	37,144,166
	Triton International, Ltd.	2,047,240	64,426,643
*	TrueBlue, Inc.	723,488	11,163,420
#*	Tutor Perini Corp.	458,162	5,392,567
*	Twin Disc, Inc.	17,905	104,923
#*	U.S. Xpress Enterprises, Inc., Class A	100,713	922,531
	UFP Industries, Inc.	825,884	48,082,966

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ultralife Corp.	279,187	$1,982,228
	UniFirst Corp.	73,736	13,750,289
*	Univar Solutions, Inc.	1,172,358	20,715,566
#*	USA Truck, Inc.	148,128	1,447,211
*	Vectrus, Inc.	70,818	3,115,284
*	Veritiv Corp.	275,170	4,212,853
#	Viad Corp.	450,381	6,512,509
*	Virco Manufacturing Corp.	47,331	105,075
	VSE Corp.	156,482	4,401,839
#	Wabash National Corp.	1,019,589	11,613,119
	Werner Enterprises, Inc.	1,119,773	49,253,215
*	WESCO International, Inc.	1,184,503	46,041,632
*	Willis Lease Finance Corp.	245,721	4,791,559
*	WillScot Mobile Mini Holdings Corp.	2,453,845	36,954,906
TOTAL INDUSTRIALS			2,232,379,126
INFORMATION TECHNOLOGY — (8.3%)
	ADTRAN, Inc.	184,734	2,294,396
*	Alithya Group, Inc., Class A	306,754	493,874
*	Alpha & Omega Semiconductor, Ltd.	574,651	6,257,949
*	Amkor Technology, Inc.	6,381,420	86,755,405
*	Amtech Systems, Inc.	523,377	2,695,392
	AstroNova, Inc.	171,839	1,182,252
*	Aviat Networks, Inc.	712	14,596
	Avnet, Inc.	609,782	16,293,375
*	Aware, Inc.	643,548	1,911,338
*	Axcelis Technologies, Inc.	51,343	1,510,511
*	AXT, Inc.	810,055	3,880,163
	Bel Fuse, Inc., Class A	13,612	156,538
	Bel Fuse, Inc., Class B	198,870	2,426,214
	Benchmark Electronics, Inc.	1,069,130	21,767,487
*	BK Technologies Corp.	16,430	51,426
*	BSQUARE Corp.	162,215	240,078
*	CACI International, Inc., Class A	268,298	55,757,690
	Cohu, Inc.	462,493	8,708,743
*	Computer Task Group, Inc.	2,430	11,737
	Comtech Telecommunications Corp.	678,059	11,133,729
*	Conduent, Inc.	562,798	1,074,944
	CSP, Inc.	127,456	948,273
	CTS Corp.	131,483	2,611,252
#	Daktronics, Inc.	242,148	1,009,757
*	Digi International, Inc.	787,963	9,550,112
*	Diodes, Inc.	592,404	30,479,186
*	EchoStar Corp., Class A	400,908	10,944,788
*	ePlus, Inc.	41,846	3,119,201
*	Fabrinet	1,538	111,705
*	FormFactor, Inc.	311,704	8,989,543
*	Frequency Electronics, Inc.	203,441	2,130,027
*	Insight Enterprises, Inc.	847,113	42,220,112
*	Intevac, Inc.	453,151	2,682,654
	KBR, Inc.	176,660	3,928,918
*	Key Tronic Corp.	367,188	2,485,863
*	Kimball Electronics, Inc.	787,191	10,453,896
*	Knowles Corp.	1,944,739	29,676,717
	Kulicke & Soffa Industries, Inc.	1,252,566	29,685,814
*	KVH Industries, Inc.	125,856	1,021,951
	LogMeIn, Inc.	154,354	13,245,117
	ManTech International Corp., Class A	580,631	40,400,305
	Methode Electronics, Inc.	44,993	1,268,803

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MTS Systems Corp.	149,841	$2,779,551
*	NETGEAR, Inc.	167,270	5,143,552
*	Netscout Systems, Inc.	1,929,845	49,133,854
*	NetSol Technologies, Inc.	25,107	77,078
*	Onto Innovation, Inc.	301,615	11,407,079
*	Optical Cable Corp.	150,059	360,142
	PC Connection, Inc.	750,010	32,775,437
#*	PDF Solutions, Inc.	256,939	6,315,561
*	Perceptron, Inc.	126,496	531,283
*	Photronics, Inc.	1,181,303	14,033,880
*	Plexus Corp.	488,719	36,306,934
*	RealNetworks, Inc.	9,894	15,336
*	Ribbon Communications, Inc.	321,804	1,415,938
	Richardson Electronics, Ltd.	295,340	1,278,822
*	Sanmina Corp.	2,159,426	64,091,764
*	ScanSource, Inc.	670,636	15,391,096
*	Sigmatron International, Inc.	50	155
#»	Silicon Graphics, Inc.	289,563	0
#*	Stratasys, Ltd.	544,341	8,154,228
*	Super Micro Computer, Inc.	139,602	4,230,639
#»	Superior TeleCom, Inc.	29,232	0
*	Sykes Enterprises, Inc.	1,021,937	28,062,390
	SYNNEX Corp.	350,969	43,779,873
	TESSCO Technologies, Inc.	93,593	576,533
*	Trio-Tech International	46,744	176,692
#*	TTM Technologies, Inc.	2,983,047	36,721,309
#*	Ultra Clean Holdings, Inc.	175,177	5,271,076
	Vishay Intertechnology, Inc.	3,674,657	57,655,368
*	Vishay Precision Group, Inc.	256,277	6,522,250
	Xperi Holding Corp.	1,048,233	19,329,417
TOTAL INFORMATION TECHNOLOGY			923,119,068
MATERIALS — (6.8%)
*	AdvanSix, Inc.	178,785	2,225,873
#*	AgroFresh Solutions, Inc.	255,081	622,398
*	Alcoa Corp.	2,255,704	29,324,152
#*	Allegheny Technologies, Inc.	2,399,024	20,847,519
*	American Biltrite, Inc.	25	6,063
	American Vanguard Corp.	876,342	11,795,563
#*	Ampco-Pittsburgh Corp.	112	328
	Avient Corp.	65,200	1,558,280
	Boise Cascade Co.	853,211	39,751,100
	Cabot Corp.	17,131	624,939
	Carpenter Technology Corp.	1,523,045	34,055,286
*	Century Aluminum Co.	433,850	3,778,833
#*	Clearwater Paper Corp.	63,265	2,335,744
*	Coeur Mining, Inc.	279,448	2,216,023
	Commercial Metals Co.	3,738,009	77,302,026
#*	Contura Energy, Inc.	9,500	37,715
*	Core Molding Technologies, Inc.	198,382	912,557
	Domtar Corp.	1,681,016	35,284,526
*	Element Solutions, Inc.	7,200,971	78,202,545
*	Ferroglobe P.L.C.	497,645	241,358
#»	Ferroglobe Representation & Warranty Insurance Trust	190,187	0
	Friedman Industries, Inc.	170,362	855,217
	FutureFuel Corp.	675,476	8,902,774
#	Gold Resource Corp.	137,319	602,830
	Greif, Inc., Class A	588,803	20,484,456
	Greif, Inc., Class B	9,711	381,545

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	12,618	$650,206
	Haynes International, Inc.	282,532	5,187,288
#	HB Fuller Co.	208,458	9,451,486
	Hecla Mining Co.	10,380,528	57,300,515
	Huntsman Corp.	1,651,174	30,546,719
	Innospec, Inc.	38,404	2,886,829
*	Intrepid Potash, Inc.	599,197	542,932
	Kaiser Aluminum Corp.	134,174	8,312,079
*	Kraton Corp.	930,235	12,232,590
#	Kronos Worldwide, Inc.	225,681	2,536,654
#*	Livent Corp.	97,532	611,526
*	LSB Industries, Inc.	90,405	94,925
	Materion Corp.	514,733	29,555,969
#	Mercer International, Inc.	1,546,184	11,519,071
	Minerals Technologies, Inc.	467,996	21,939,652
#	Nexa Resources SA	408,079	2,566,817
	Olin Corp.	3,148,850	35,393,074
	Olympic Steel, Inc.	227,657	2,408,611
	PH Glatfelter Co.	1,172,763	18,682,115
*	PQ Group Holdings, Inc.	519,437	6,373,492
#	Rayonier Advanced Materials, Inc.	396,620	1,154,164
*	Resolute Forest Products, Inc.	1,015,073	3,075,671
*	Ryerson Holding Corp.	30,826	173,550
	Schnitzer Steel Industries, Inc., Class A	625,930	11,517,112
	Schweitzer-Mauduit International, Inc.	194,945	6,341,561
*	Summit Materials, Inc., Class A	1,372,450	20,202,464
	SunCoke Energy, Inc.	959,993	3,062,378
#*	Synalloy Corp.	81,622	579,516
#	Tecnoglass, Inc.	17,765	87,937
*	TimkenSteel Corp.	291,910	1,071,310
*	Trecora Resources	197,847	1,137,620
	Tredegar Corp.	925,254	14,693,034
#	Trinseo SA	108,710	2,359,007
*	Tronox Holdings P.L.C., Class A	1,271,175	9,686,353
*	UFP Technologies, Inc.	64,812	2,795,990
	United States Lime & Minerals, Inc.	5,466	493,088
#	United States Steel Corp.	3,983,773	26,531,928
*	Universal Stainless & Alloy Products, Inc.	215,961	1,552,760
*	US Concrete, Inc.	108,171	2,684,804
	Verso Corp., Class A	801,290	9,783,751
	Warrior Met Coal, Inc.	406,356	6,469,188
*	Webco Industries, Inc.	8,350	663,407
TOTAL MATERIALS			757,258,793
REAL ESTATE — (0.3%)
#*	Altisource Asset Management Corp.	444	6,491
#*	Altisource Portfolio Solutions SA	9,545	128,189
#	CTO Realty Growth, Inc.	48,568	1,925,236
*	Forestar Group, Inc.	553	9,572
*	FRP Holdings, Inc.	26,259	1,027,252
	Griffin Industrial Realty, Inc.	22,359	1,100,063
	Jones Lang LaSalle, Inc.	8,252	816,205
	Newmark Group, Inc., Class A	87,584	356,467
	RE/MAX Holdings, Inc., Class A	106,570	3,449,671
#	Realogy Holdings Corp.	2,510,598	22,746,018
*	Stratus Properties, Inc.	112,399	2,146,821
*	Tejon Ranch Co.	11,943	171,382
TOTAL REAL ESTATE			33,883,367

U.S. Small Cap Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (0.4%)
MDU Resources Group, Inc.	256,760	$5,386,825
» TerraForm Power, Inc., Class A	1,623,014	34,736,841
TOTAL UTILITIES		40,123,666
TOTAL COMMON STOCKS		10,577,331,150
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	13,584	366,632
INDUSTRIALS — (0.1%)
WESCO International, Inc.	416,469	11,294,639
TOTAL PREFERRED STOCKS		11,661,271
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	181	0
TOTAL INVESTMENT SECURITIES (Cost $10,438,496,032)		10,588,992,421

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	117,360,794	117,360,794
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	38,441,056	444,801,459
TOTAL INVESTMENTS — (100.0%)
(Cost $11,000,573,009)^^			$11,151,154,674
As of July 31, 2020, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	826	09/18/20	$128,843,255	$134,782,550	$5,939,295
Total Futures Contracts			$128,843,255	$134,782,550	$5,939,295
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$345,859,840	—	—	$345,859,840
Consumer Discretionary	1,833,229,221	$52,923	—	1,833,282,144
Consumer Staples	485,754,653	—	—	485,754,653
Energy	696,505,044	—	—	696,505,044
Financials	2,802,804,387	67,770	—	2,802,872,157
Health Care	426,293,292	—	—	426,293,292
Industrials	2,232,379,126	—	—	2,232,379,126
Information Technology	923,119,068	—	—	923,119,068

U.S. Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$757,258,793	—	—	$757,258,793
Real Estate	33,883,367	—	—	33,883,367
Utilities	5,386,825	$34,736,841	—	40,123,666
Preferred Stocks
Communication Services	366,632	—	—	366,632
Industrials	11,294,639	—	—	11,294,639
Temporary Cash Investments	117,360,794	—	—	117,360,794
Securities Lending Collateral	—	444,801,459	—	444,801,459
Futures Contracts**	5,939,295	—	—	5,939,295
TOTAL	$10,677,434,976	$479,658,993	—	$11,157,093,969
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (8.4%)
	A.H. Belo Corp., Class A	31,264	$47,521
	Activision Blizzard, Inc.	346,005	28,590,393
#*»	Akazoo SA	1,631	1,897
	Alaska Communications Systems Group, Inc.	152,766	348,306
*	Alphabet, Inc., Class A	127,914	190,329,636
*	Alphabet, Inc., Class C	127,904	189,676,516
*	Altice USA, Inc., Class A	273,714	7,387,541
#	AMC Entertainment Holdings, Inc., Class A	30,943	125,010
#*	AMC Networks, Inc., Class A	101,213	2,338,020
#*	ANGI Homeservices, Inc., Class A	76,322	1,205,124
#	Anterix, Inc.	28,114	1,225,208
	AT&T, Inc.	5,857,967	173,278,664
	ATN International, Inc.	40,095	2,310,675
*	Ballantyne Strong, Inc.	14,010	24,097
#*	Bandwidth, Inc., Class A	3,164	458,084
	Beasley Broadcast Group, Inc., Class A	7,719	13,663
*	Boingo Wireless, Inc.	91,951	1,328,692
#*	Boston Omaha Corp., Class A	1,118	17,776
	Cable One, Inc.	10,002	18,229,245
#*	Cardlytics, Inc.	16,813	1,116,719
*	Cargurus, Inc.	50,735	1,465,734
*	Cars.com, Inc.	167,537	1,360,400
*	Central European Media Enterprises, Ltd., Class A	8,385	33,372
#	CenturyLink, Inc.	1,959,203	18,906,309
*	Charter Communications, Inc., Class A	109,133	63,297,140
*	Cincinnati Bell, Inc.	139,051	2,087,156
	Cinemark Holdings, Inc.	267,120	3,160,030
*	Clear Channel Outdoor Holdings, Inc.	17,938	16,440
	Cogent Communications Holdings, Inc.	90,237	8,131,256
	Comcast Corp., Class A	3,435,836	147,053,781
*	comScore, Inc.	120,229	360,687
*	Consolidated Communications Holdings, Inc.	182,364	1,331,257
*	Cumulus Media, Inc., Class A	19,789	77,771
*	DHI Group, Inc.	805,896	2,014,740
#*	Discovery, Inc., Class A	227,223	4,794,405
#*	Discovery, Inc., Class B	1,400	49,392
*	Discovery, Inc., Class C	464,509	8,802,446
*	DISH Network Corp., Class A	317,794	10,204,365
*	Electronic Arts, Inc.	155,923	22,081,815
	Emerald Holding, Inc.	55,592	151,210
#	Entercom Communications Corp., Class A	187,023	261,832
	Entravision Communications Corp., Class A	151,143	199,509
#*	Eros International P.L.C.	5,000	14,200
#	EW Scripps Co. (The), Class A	154,031	1,752,873
*	Facebook, Inc., Class A	1,482,909	376,169,526
*	Fluent, Inc.	1,447	2,634
	Fox Corp., Class A	369,244	9,515,418
*	Fox Corp., Class B	237,277	6,114,628
*	Gaia, Inc.	18,401	168,921
#	Gannett Co., Inc.	244,985	362,578
*	GCI Liberty, Inc., Class A	165,970	13,010,388
*	Glu Mobile, Inc.	213,482	2,015,270
*	Gray Television, Inc.	239,867	3,439,693
*	Gray Television, Inc., Class A	600	7,686

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Hemisphere Media Group, Inc.	38,900	$342,320
*	IAC/InterActiveCorp	49,083	6,499,571
*	IDT Corp., Class B	204,755	1,332,955
*	IMAX Corp.	125,963	1,422,122
	Interpublic Group of Cos., Inc. (The)	701,952	12,670,234
*	Iridium Communications, Inc.	219,253	6,005,340
	John Wiley & Sons, Inc., Class A	91,198	3,085,228
	John Wiley & Sons, Inc., Class B	4,638	156,161
#*	Lee Enterprises, Inc.	1,458	1,260
*	Liberty Broadband Corp., Class A	24,087	3,251,986
*	Liberty Broadband Corp., Class C	123,739	16,985,653
*	Liberty Latin America, Ltd., Class A	7,870	80,904
*	Liberty Latin America, Ltd., Class C	107,736	1,102,139
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	279,187
*	Liberty Media Corp.-Liberty Braves, Class B	239	4,445
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	928,005
#*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	1,209,208
*	Liberty Media Corp.-Liberty Formula One, Class C	271,481	9,621,287
*	Liberty Media Corp.-Liberty SiriusXM, Class A	91,125	3,170,239
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	88,360
*	Liberty Media Corp.-Liberty SiriusXM, Class C	197,983	6,927,425
*	Liberty TripAdvisor Holdings, Inc., Class A	136,813	339,296
#*	Lions Gate Entertainment Corp., Class A	138,301	1,059,386
*	Lions Gate Entertainment Corp., Class B	223,920	1,592,071
*	Live Nation Entertainment, Inc.	165,716	7,757,166
	Loral Space & Communications, Inc.	10,704	194,492
*	Madison Square Garden Entertainment Corp.	33,345	2,362,827
*	Marchex, Inc., Class B	103,892	162,072
	Marcus Corp. (The)	43,788	604,712
*	Match Group, Inc.	178,919	18,374,981
*	Mediaco Holding, Inc., Class A	1,734	8,566
#*	Meet Group, Inc. (The)	149,076	928,744
#	Meredith Corp.	90,023	1,292,730
#*	MSG Networks, Inc., Class A	67,077	639,244
	National CineMedia, Inc.	105,666	260,995
*	Netflix, Inc.	142,273	69,554,424
#	New York Times Co. (The), Class A	249,157	11,496,104
	News Corp., Class A	571,435	7,268,653
	News Corp., Class B	271,597	3,465,578
#	Nexstar Media Group, Inc., Class A	111,393	9,763,596
#	Omnicom Group, Inc.	274,973	14,774,299
*	ORBCOMM, Inc.	180,315	759,126
*	Pinterest, Inc., Class A	144,900	4,968,621
*	QuinStreet, Inc.	85,523	998,481
#*	Reading International, Inc., Class A	40,190	175,228
#*	Roku, Inc.	30,921	4,789,354
	Saga Communications, Inc., Class A	1,544	36,099
#	Salem Media Group, Inc.	95,619	159,684
	Scholastic Corp.	52,735	1,261,949
*	Sciplay Corp., Class A	14,246	208,277
#	Shenandoah Telecommunications Co.	131,701	6,620,609
#	Sirius XM Holdings, Inc.	1,183,277	6,957,669
*	Snap, Inc., Class A	467,849	10,489,175
	Spok Holdings, Inc.	52,509	526,140
#*	Spotify Technology SA	43,996	11,343,049
*	Take-Two Interactive Software, Inc.	91,647	15,031,941
*	TechTarget, Inc.	45,791	1,661,755
	TEGNA, Inc.	489,106	5,761,669
	Telephone and Data Systems, Inc.	234,635	4,556,612

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	T-Mobile US, Inc.	539,793	$57,962,972
	Townsquare Media, Inc., Class A	28,652	127,215
*	Travelzoo	60,247	369,314
	Tribune Publishing Co.	80,709	786,913
	TripAdvisor, Inc.	183,838	3,719,043
*	TrueCar, Inc.	203,361	764,637
*	Twitter, Inc.	453,772	16,517,301
*	United States Cellular Corp.	67,294	1,996,613
*	Urban One, Inc.	144,888	220,230
	Verizon Communications, Inc.	4,824,287	277,300,017
#	ViacomCBS, Inc., Class A	15,306	424,588
#	ViacomCBS, Inc., Class B	546,142	14,237,922
*	Vonage Holdings Corp.	380,434	4,546,186
	Walt Disney Co. (The)	768,997	89,926,509
#	World Wrestling Entertainment, Inc., Class A	60,142	2,803,219
*	Yelp, Inc.	114,687	2,864,881
*	Zedge, Inc., Class B	8,192	11,387
*	Zillow Group, Inc., Class A	77,888	5,303,394
#*	Zillow Group, Inc., Class C	161,661	11,055,996
*	Zynga, Inc., Class A	1,400,125	13,763,229
TOTAL COMMUNICATION SERVICES			2,134,538,618
CONSUMER DISCRETIONARY — (12.4%)
*	1-800-Flowers.com, Inc., Class A	70,266	1,985,015
	Aaron's, Inc.	148,041	7,724,779
	Abercrombie & Fitch Co., Class A	135,510	1,304,961
#	Acushnet Holdings Corp.	129,237	4,917,468
*	Adient P.L.C.	177,714	2,957,161
*	Adtalem Global Education, Inc.	113,623	3,901,814
	Advance Auto Parts, Inc.	70,316	10,557,244
*	Amazon.com, Inc.	253,734	802,986,915
	AMCON Distributing Co.	377	25,907
*	American Axle & Manufacturing Holdings, Inc.	222,007	1,567,369
#	American Eagle Outfitters, Inc.	356,698	3,566,980
*	American Public Education, Inc.	44,753	1,302,760
*	America's Car-Mart, Inc.	17,745	1,688,614
	Aptiv P.L.C.	320,450	24,914,988
	Aramark	434,050	9,167,136
	Ark Restaurants Corp.	3,088	30,448
*	Asbury Automotive Group, Inc.	41,573	4,163,536
*	Aspen Group, Inc.	17,519	154,167
#*	At Home Group, Inc.	134,916	1,675,657
	Autoliv, Inc.	173,044	11,253,051
*	AutoNation, Inc.	191,226	9,817,543
*	AutoZone, Inc.	17,318	20,910,100
#*	Barnes & Noble Education, Inc.	100,558	213,183
	Bassett Furniture Industries, Inc.	16,606	145,635
*	BBQ Holdings, Inc.	5,587	16,761
	BBX Capital Corp.	8,919	124,152
*	Beazer Homes USA, Inc.	68,898	770,969
#	Bed Bath & Beyond, Inc.	241,428	2,612,251
	Best Buy Co., Inc.	409,753	40,807,301
#	Big 5 Sporting Goods Corp.	233,681	1,308,614
	Big Lots, Inc.	103,920	4,088,213
*	Biglari Holdings, Inc., Class A	310	98,025
*	Biglari Holdings, Inc., Class B	3,920	254,526
	BJ's Restaurants, Inc.	51,628	1,035,658
#	Bloomin' Brands, Inc.	160,273	1,846,345
*	Booking Holdings, Inc.	33,766	56,123,482

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Boot Barn Holdings, Inc.	62,822	$1,216,234
#	BorgWarner, Inc.	441,639	16,163,987
	Bowl America, Inc., Class A	1,576	15,051
	Boyd Gaming Corp.	37,566	889,187
*	Bright Horizons Family Solutions, Inc.	89,595	9,608,168
	Brinker International, Inc.	65,105	1,750,673
	Brunswick Corp.	161,449	10,813,854
#	Buckle, Inc. (The)	41,630	667,329
#*	Build-A-Bear Workshop, Inc.	29,438	69,474
*	Burlington Stores, Inc.	64,194	12,068,472
*	Caesars Entertainment, Inc.	73,731	2,289,348
	Caleres, Inc.	73,503	463,804
	Callaway Golf Co.	182,337	3,473,520
#	Camping World Holdings, Inc., Class A	15,770	577,497
#*	Capri Holdings, Ltd.	222,503	3,333,095
#*	CarMax, Inc.	228,460	22,153,766
#	Carnival Corp.	444,855	6,174,587
	Carriage Services, Inc.	42,820	946,750
*	Carrols Restaurant Group, Inc.	99,977	613,859
	Carter's, Inc.	81,521	6,417,333
*	Carvana Co.	20,547	3,183,758
	Cato Corp. (The), Class A	42,185	303,310
*	Cavco Industries, Inc.	15,131	3,031,193
*	Century Communities, Inc.	70,227	2,501,486
#	Cheesecake Factory, Inc. (The)	100,012	2,400,288
#*	Chegg, Inc.	81,095	6,566,262
	Chico's FAS, Inc.	246,760	313,385
#	Children's Place, Inc. (The)	23,576	575,490
*	Chipotle Mexican Grill, Inc.	14,496	16,745,199
#	Choice Hotels International, Inc.	84,168	7,073,479
	Churchill Downs, Inc.	39,522	5,474,587
*	Chuy's Holdings, Inc.	35,308	561,750
	Citi Trends, Inc.	37,585	647,214
	Clarus Corp.	57,916	693,834
	Collectors Universe, Inc.	11,724	446,215
#	Columbia Sportswear Co.	114,460	8,680,646
*	Conn's, Inc.	58,402	581,684
#*	Container Store Group, Inc. (The)	79,174	273,150
	Cooper Tire & Rubber Co.	110,920	3,445,175
*	Cooper-Standard Holdings, Inc.	32,049	343,245
	Core-Mark Holding Co., Inc.	80,510	2,135,125
	Cracker Barrel Old Country Store, Inc.	49,045	5,418,001
*	Crocs, Inc.	80,663	2,899,028
	Crown Crafts, Inc.	10,832	50,802
	Culp, Inc.	23,254	258,119
	Dana, Inc.	323,573	3,698,439
	Darden Restaurants, Inc.	148,432	11,265,989
#	Dave & Buster's Entertainment, Inc.	81,399	1,004,464
*	Deckers Outdoor Corp.	60,346	12,627,401
*	Del Taco Restaurants, Inc.	296,554	2,268,638
#*	Delphi Technologies P.L.C.	196,784	2,949,792
*	Delta Apparel, Inc.	10,000	140,800
*	Denny's Corp.	86,518	768,712
#	Designer Brands, Inc., Class A	122,039	721,251
	Dick's Sporting Goods, Inc.	140,429	6,406,371
#	Dillard's, Inc., Class A	42,601	1,003,254
#	Dine Brands Global, Inc.	25,150	1,142,565
*	Dixie Group, Inc. (The)	57,428	60,299
	Dollar General Corp.	161,366	30,724,086

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dollar Tree, Inc.	333,292	$31,112,808
	Domino's Pizza, Inc.	37,514	14,503,288
*	Dorman Products, Inc.	52,443	4,287,215
	Dover Motorsports, Inc.	3,182	4,518
	DR Horton, Inc.	391,762	25,918,974
*	Drive Shack, Inc.	79,916	143,050
#*	Duluth Holdings, Inc., Class B	5,670	41,901
	Dunkin' Brands Group, Inc.	122,077	8,390,352
	eBay, Inc.	764,329	42,252,107
	Educational Development Corp.	5,764	76,892
#*	El Pollo Loco Holdings, Inc.	73,707	1,456,450
*	Emerson Radio Corp.	13,107	9,856
	Escalade, Inc.	25,241	387,449
#	Ethan Allen Interiors, Inc.	59,518	704,693
#*	Etsy, Inc.	81,324	9,627,135
	Expedia Group, Inc.	86,297	6,990,920
#*	Express, Inc.	398,110	402,091
	Extended Stay America, Inc.	459,028	5,237,509
*	Fiesta Restaurant Group, Inc.	56,297	364,805
#*	Five Below, Inc.	84,265	9,177,301
*	Flanigan's Enterprises, Inc.	1,100	17,341
	Flexsteel Industries, Inc.	15,166	239,168
*	Floor & Decor Holdings, Inc., Class A	130,186	8,579,257
	Foot Locker, Inc.	225,338	6,622,684
	Ford Motor Co.	3,897,731	25,764,002
#*	Fossil Group, Inc.	94,331	312,236
*	Fox Factory Holding Corp.	64,549	5,744,861
*	Francesca's Holdings Corp.	5,568	30,902
*	frontdoor, Inc.	117,754	4,945,079
#*	Full House Resorts, Inc.	1,684	2,341
#*	Funko, Inc., Class A	32,785	181,629
#*	GameStop Corp., Class A	122,799	492,424
	Gap, Inc. (The)	706,992	9,452,483
	Garmin, Ltd.	184,653	18,204,939
*	Garrett Motion, Inc.	75,726	445,269
	General Motors Co.	1,713,342	42,645,082
#*	Genesco, Inc.	34,533	536,988
*	Genius Brands International, Inc.	3,900	5,694
	Gentex Corp.	527,765	14,244,377
*	Gentherm, Inc.	69,801	2,706,185
	Genuine Parts Co.	181,625	16,373,494
#*	G-III Apparel Group, Ltd.	99,543	984,480
	Goodyear Tire & Rubber Co. (The)	440,485	3,968,770
#*	GoPro, Inc., Class A	182,705	966,509
	Graham Holdings Co., Class B	9,295	3,702,849
*	Grand Canyon Education, Inc.	81,578	7,239,232
*	Green Brick Partners, Inc.	14,320	197,616
#	Group 1 Automotive, Inc.	40,577	3,409,280
#*	Groupon, Inc.	1,879	28,843
#*	GrubHub, Inc.	78,042	5,637,754
	Guess?, Inc.	148,316	1,533,587
#	H&R Block, Inc.	228,160	3,308,320
#	Hamilton Beach Brands Holding Co., Class A	21,074	320,325
#	Hanesbrands, Inc.	700,939	9,904,268
#	Harley-Davidson, Inc.	353,524	9,202,230
	Hasbro, Inc.	119,382	8,686,234
#	Haverty Furniture Cos., Inc.	40,802	580,204
	Haverty Furniture Cos., Inc., Class A	1,608	22,858
*	Helen of Troy, Ltd.	43,661	8,219,183

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Hibbett Sports, Inc.	36,630	$849,450
*	Hilton Grand Vacations, Inc.	211,407	4,291,562
	Hilton Worldwide Holdings, Inc.	209,151	15,696,783
	Home Depot, Inc. (The)	621,181	164,917,344
#	Hooker Furniture Corp.	29,655	634,617
#*	Horizon Global Corp.	42,715	175,559
*	Houghton Mifflin Harcourt Co.	276,156	817,422
*	Hudson, Ltd., Class A	80,634	353,177
#	Hyatt Hotels Corp., Class A	57,885	2,778,480
*	Installed Building Products, Inc.	55,678	4,404,687
#	International Game Technology P.L.C.	58,460	576,416
#*	iRobot Corp.	50,749	3,688,945
*	J Alexander's Holdings, Inc.	25,845	103,897
#*	J. Jill, Inc.	47,859	27,356
#	Jack in the Box, Inc.	33,995	2,791,329
	Johnson Outdoors, Inc., Class A	19,173	1,678,788
*	K12, Inc.	90,178	4,129,251
	KB Home	105,351	3,544,008
	Kohl's Corp.	339,299	6,460,253
#*	Kontoor Brands, Inc.	37,641	721,202
*	Koss Corp.	884	1,680
	L Brands, Inc.	125,561	3,064,944
#*	Lakeland Industries, Inc.	13,493	319,244
#*	Lands' End, Inc.	61,795	532,673
	Las Vegas Sands Corp.	337,549	14,730,638
*	Laureate Education, Inc., Class A	64,944	823,490
*»	Lazare Kaplan International Inc.	1,600	225
	La-Z-Boy, Inc.	100,017	2,846,484
#*	Lazydays Holdings, Inc.	2,974	38,067
	LCI Industries	54,931	6,910,320
*	Leaf Group, Ltd.	37,976	194,817
	Lear Corp.	136,941	15,115,548
	Leggett & Platt, Inc.	268,693	10,771,902
	Lennar Corp., Class A	263,561	19,068,638
	Lennar Corp., Class B	23,601	1,271,386
#*	LGI Homes, Inc.	48,714	5,558,755
	Lifetime Brands, Inc.	37,101	261,562
*	Lincoln Educational Services Corp.	13,808	72,630
*	Liquidity Services, Inc.	81,845	421,502
#	Lithia Motors, Inc., Class A	48,477	11,108,505
*	LKQ Corp.	417,046	11,756,527
	Lowe's Cos., Inc.	561,375	83,594,351
*	Luby's, Inc.	571,860	651,920
*	Lululemon Athletica, Inc.	63,716	20,745,292
*	Lumber Liquidators Holdings, Inc.	46,392	1,035,469
*	M/I Homes, Inc.	45,749	1,904,531
#	Macy's, Inc.	704,743	4,270,743
#*	Magnite, Inc.	172,589	1,036,397
*	Malibu Boats, Inc., Class A	54,605	3,209,682
	Marine Products Corp.	11,488	147,391
*	MarineMax, Inc.	66,514	1,845,098
	Marriott International, Inc., Class A	182,906	15,332,095
	Marriott Vacations Worldwide Corp.	88,476	7,490,378
*	MasterCraft Boat Holdings, Inc.	51,077	1,057,294
#*	Mattel, Inc.	270,239	3,002,355
	McDonald's Corp.	422,272	82,039,004
	MDC Holdings, Inc.	137,918	6,182,864
»	Media General, Inc.	34,446	3,231
*	Meritage Homes Corp.	85,142	8,444,384

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	MGM Resorts International	434,678	$6,993,969
#*	Michaels Cos., Inc. (The)	195,243	1,401,845
*	Modine Manufacturing Co.	102,280	556,403
*	Mohawk Industries, Inc.	108,478	8,661,968
*	Monarch Casino & Resort, Inc.	6,425	232,521
#	Monro, Inc.	58,577	3,297,885
#*	Motorcar Parts of America, Inc.	54,774	911,713
	Movado Group, Inc.	31,320	301,925
*	Murphy USA, Inc.	72,103	9,547,158
	Nathan's Famous, Inc.	8,747	445,485
#*	National Vision Holdings, Inc.	131,867	4,218,425
*	Nautilus, Inc.	69,651	726,460
*	New Home Co., Inc. (The)	56,765	196,407
	Newell Brands, Inc.	626,841	10,280,192
	NIKE, Inc., Class B	901,327	87,978,528
	Nobility Homes, Inc.	1,105	26,520
*	Noodles & Co.	11,233	78,069
#	Nordstrom, Inc.	297,267	4,069,585
#*	Norwegian Cruise Line Holdings, Ltd.	314,847	4,294,513
*	NVR, Inc.	4,858	19,092,669
	ODP Corp. (The)	107,714	2,377,248
#*	Ollie's Bargain Outlet Holdings, Inc.	87,334	9,178,803
*	O'Reilly Automotive, Inc.	54,771	26,146,580
#	Oxford Industries, Inc.	37,278	1,600,717
	P&F Industries, Inc., Class A	504	2,369
	Papa John's International, Inc.	60,974	5,772,409
#*	Penn National Gaming, Inc.	165,502	5,602,243
#	Penske Automotive Group, Inc.	173,416	7,772,505
*	Perdoceo Education Corp.	122,014	1,757,002
#	PetMed Express, Inc.	41,776	1,303,411
*	Planet Fitness, Inc., Class A	120,620	6,296,364
*	PlayAGS, Inc.	13,971	47,222
	Polaris, Inc.	124,799	12,932,920
	Pool Corp.	40,221	12,737,991
#*	Potbelly Corp.	45,142	157,997
	PulteGroup, Inc.	520,054	22,674,354
	PVH Corp.	124,480	6,057,197
*	Quotient Technology, Inc.	154,894	1,240,701
*	Qurate Retail, Inc., Class A	634,821	6,925,897
	Ralph Lauren Corp.	84,251	6,007,096
#	RCI Hospitality Holdings, Inc.	7,842	94,731
*	Red Lion Hotels Corp.	42,441	99,736
#*	Red Robin Gourmet Burgers, Inc.	24,480	213,955
	Red Rock Resorts, Inc., Class A	130,644	1,431,858
#*	Regis Corp.	71,692	550,595
#	Rent-A-Center, Inc.	147,211	4,257,342
#*	RH	22,319	6,415,150
	Rocky Brands, Inc.	7,436	169,169
	Ross Stores, Inc.	310,236	27,818,862
#	Royal Caribbean Cruises, Ltd.	184,904	9,006,674
	Ruth's Hospitality Group, Inc.	75,815	507,581
#*	Sally Beauty Holdings, Inc.	153,680	1,784,225
#*	Scientific Games Corp., Class A	132,363	2,325,618
#*	SeaWorld Entertainment, Inc.	113,281	1,639,176
*	Select Interior Concepts, Inc., Class A	24,436	114,360
	Service Corp. International	213,991	9,278,650
*	ServiceMaster Global Holdings, Inc.	213,266	8,720,447
#*	Shake Shack, Inc., Class A	38,688	1,878,302
*	Shiloh Industries, Inc.	94,187	133,746

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Shoe Carnival, Inc.	30,846	$757,269
	Shutterstock, Inc.	56,277	3,058,092
#	Signet Jewelers, Ltd.	115,158	1,236,797
#	Six Flags Entertainment Corp.	126,870	2,206,269
*	Skechers U.S.A., Inc., Class A	255,721	7,487,511
*	Skyline Champion Corp.	99,728	2,815,321
*	Sleep Number Corp.	42,953	1,997,315
*	Smith & Wesson Brands, Inc.	164,134	3,921,161
#	Sonic Automotive, Inc., Class A	110,656	4,218,207
*	Sonos, Inc.	37,766	604,256
*	Sportsman's Warehouse Holdings, Inc.	127,409	2,050,011
*	Stamps.com, Inc.	39,336	10,238,374
	Standard Motor Products, Inc.	50,632	2,302,743
	Starbucks Corp.	679,863	52,029,915
	Steven Madden, Ltd.	145,902	3,090,204
*	Stoneridge, Inc.	73,619	1,525,386
	Strategic Education, Inc.	35,908	4,531,949
	Strattec Security Corp.	5,496	118,769
	Superior Group of Cos, Inc.	35,580	684,915
	Superior Industries International, Inc.	185,831	278,747
*	Tandy Leather Factory, Inc.	14,264	44,789
	Tapestry, Inc.	406,786	5,434,661
	Target Corp.	366,408	46,123,439
*	Taylor Morrison Home Corp.	279,322	6,550,101
*	Tempur Sealy International, Inc.	68,452	5,541,189
#*	Tenneco, Inc., Class A	133,168	986,775
*	Tesla, Inc.	41,866	59,900,198
#	Texas Roadhouse, Inc.	132,920	7,468,775
#	Thor Industries, Inc.	57,877	6,597,399
	Tiffany & Co.	148,446	18,609,191
	Tilly's, Inc., Class A	48,629	292,260
	TJX Cos., Inc. (The)	1,002,780	52,134,532
	Toll Brothers, Inc.	231,933	8,859,841
*	TopBuild Corp.	65,045	8,580,736
	Tractor Supply Co.	135,723	19,373,101
*	TravelCenters of America, Inc.	13,556	189,513
*	TRI Pointe Group, Inc.	286,512	4,790,481
#	Tupperware Brands Corp.	65,043	1,003,614
#*	Turtle Beach Corp.	15,946	292,450
#	Twin River Worldwide Holding, Inc.	395	8,516
*	Ulta Beauty, Inc.	67,589	13,044,001
*	Under Armour, Inc., Class A	166,465	1,751,212
#*	Under Armour, Inc., Class C	224,900	2,134,301
*	Unifi, Inc.	55,852	667,990
*	Unique Fabricating, Inc.	4,774	14,036
*	Universal Electronics, Inc.	29,638	1,365,423
*	Universal Technical Institute, Inc.	55,794	414,549
*	Urban Outfitters, Inc.	200,100	3,309,654
	Vail Resorts, Inc.	52,730	10,125,742
#*	Veoneer, Inc.	117,856	1,184,453
*	Vera Bradley, Inc.	90,961	398,864
	VF Corp.	407,871	24,619,094
#*	Vince Holding Corp.	4,110	18,783
*	Vista Outdoor, Inc.	129,441	2,219,913
#*	Visteon Corp.	50,836	3,691,202
*	VOXX International Corp.	79,250	516,710
#*	Wayfair, Inc., Class A	52,381	13,938,060
#	Wendy's Co. (The)	363,034	8,415,128
	Weyco Group, Inc.	18,839	347,014

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Whirlpool Corp.	130,168	$21,233,004
#	Williams-Sonoma, Inc.	150,831	13,140,397
	Wingstop, Inc.	49,334	7,708,438
	Winmark Corp.	6,666	1,059,761
	Winnebago Industries, Inc.	54,473	3,290,714
	Wolverine World Wide, Inc.	153,596	3,692,448
*	WW International, Inc	104,000	2,681,120
	Wyndham Destinations, Inc.	131,103	3,487,340
	Wyndham Hotels & Resorts, Inc.	155,184	6,852,925
	Wynn Resorts, Ltd.	145,819	10,561,670
*	YETI Holdings, Inc.	27,155	1,327,608
	Yum! Brands, Inc.	172,941	15,746,278
*	ZAGG, Inc.	56,536	161,128
*	Zovio, Inc.	66,789	263,149
*	Zumiez, Inc.	58,212	1,344,697
TOTAL CONSUMER DISCRETIONARY			3,152,165,056
CONSUMER STAPLES — (6.4%)
	Alico, Inc.	15,742	475,094
	Altria Group, Inc.	1,641,210	67,535,791
	Andersons, Inc. (The)	90,115	1,281,435
	Archer-Daniels-Midland Co.	470,549	20,153,614
#	B&G Foods, Inc.	146,570	4,237,339
*	BJ's Wholesale Club Holdings, Inc.	178,045	7,130,702
#*	Boston Beer Co., Inc. (The), Class A	17,285	14,008,455
*	Bridgford Foods Corp.	5,919	95,296
	Brown-Forman Corp., Class A	53,539	3,385,806
#	Brown-Forman Corp., Class B	225,181	15,614,051
	Bunge, Ltd.	213,165	9,259,888
	Calavo Growers, Inc.	31,628	1,827,150
#*	Cal-Maine Foods, Inc.	70,316	3,090,037
#	Campbell Soup Co.	324,770	16,098,849
	Casey's General Stores, Inc.	71,921	11,449,104
*	Central Garden & Pet Co.	25,073	949,264
*	Central Garden & Pet Co., Class A	89,901	3,115,070
*	Chefs' Warehouse, Inc. (The)	66,165	762,882
	Church & Dwight Co., Inc.	215,132	20,723,666
	Clorox Co. (The)	135,380	32,018,724
	Coca-Cola Co. (The)	2,670,749	126,166,183
	Coca-Cola Consolidated, Inc.	15,388	3,532,469
*	Coffee Holding Co., Inc.	300	843
	Colgate-Palmolive Co.	471,504	36,400,109
	Conagra Brands, Inc.	472,988	17,713,401
	Constellation Brands, Inc., Class A	88,377	15,748,781
	Constellation Brands, Inc., Class B	519	100,144
	Costco Wholesale Corp.	266,821	86,858,240
	Coty, Inc., Class A	1,007,252	3,736,905
#*	Craft Brew Alliance, Inc.	78,611	1,164,229
*	Cyanotech Corp.	800	1,760
*	Darling Ingredients, Inc.	355,484	9,928,668
*	Dean Foods Co.	979,359	47,989
*	Edgewell Personal Care Co.	89,379	2,671,538
*	elf Beauty, Inc.	88,378	1,578,431
#	Energizer Holdings, Inc.	73,168	3,667,912
	Estee Lauder Cos., Inc. (The), Class A	159,568	31,521,063
*	Farmer Bros Co.	33,322	165,944
	Flowers Foods, Inc.	455,999	10,373,977
#	Fresh Del Monte Produce, Inc.	107,829	2,434,779
*	Freshpet, Inc.	12,951	1,243,944

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	General Mills, Inc.	433,215	$27,409,513
#*	Hain Celestial Group, Inc. (The)	139,593	4,743,370
*	Herbalife Nutrition, Ltd.	222,955	11,424,214
	Hershey Co. (The)	123,243	17,920,765
#	Hormel Foods Corp.	431,000	21,920,660
*	Hostess Brands, Inc.	270,799	3,433,731
#	Ingles Markets, Inc., Class A	45,302	1,823,405
	Ingredion, Inc.	149,522	12,933,653
	Inter Parfums, Inc.	52,959	2,165,493
	J&J Snack Foods Corp.	27,447	3,379,549
	JM Smucker Co. (The)	110,473	12,080,223
	John B. Sanfilippo & Son, Inc.	19,022	1,677,170
	Kellogg Co.	308,281	21,268,306
	Keurig Dr Pepper, Inc.	192,587	5,891,236
	Kimberly-Clark Corp.	198,892	30,239,540
	Kraft Heinz Co. (The)	375,854	12,921,860
	Kroger Co. (The)	1,425,148	49,580,899
	Lamb Weston Holdings, Inc.	109,413	6,573,533
	Lancaster Colony Corp.	47,444	7,524,144
*	Landec Corp.	58,908	556,092
*	Lifevantage Corp.	11,327	145,439
*	Lifeway Foods, Inc.	13,678	39,529
#	Limoneira Co.	35,823	482,894
	Mannatech, Inc.	1,435	24,108
	McCormick & Co., Inc.	4,298	838,024
	McCormick & Co., Inc. Non-Voting	117,223	22,846,763
	Medifast, Inc.	18,516	3,094,579
#	MGP Ingredients, Inc.	30,287	1,098,509
	Molson Coors Beverage Co., Class B	220,105	8,258,340
#	Molson Coors Brewing Co., Class A	1,162	65,769
	Mondelez International, Inc., Class A	577,565	32,049,082
*	Monster Beverage Corp.	212,304	16,661,618
#*	National Beverage Corp.	46,661	2,993,303
#	Natura & Co. Holding SA, ADR	210,922	3,773,395
*	Natural Alternatives International, Inc.	9,699	66,050
	Natural Grocers by Vitamin Cottage, Inc.	54,081	856,102
#	Natural Health Trends Corp.	13,193	69,659
*	Nature's Sunshine Products, Inc.	34,510	328,190
	Nu Skin Enterprises, Inc., Class A	106,211	4,763,563
#	Ocean Bio-Chem, Inc.	3,050	48,830
	Oil-Dri Corp. of America	8,525	296,414
	PepsiCo, Inc.	1,155,131	159,015,333
*	Performance Food Group Co.	240,204	6,730,516
	Philip Morris International, Inc.	813,534	62,487,547
*	Pilgrim's Pride Corp.	258,564	3,968,957
*	Post Holdings, Inc.	162,366	14,408,359
	PriceSmart, Inc.	52,594	3,438,070
	Procter & Gamble Co. (The)	1,579,025	207,041,758
#*	Revlon, Inc., Class A	34,588	218,596
#*	Rite Aid Corp.	52,805	800,524
	Rocky Mountain Chocolate Factory, Inc.	5,266	17,483
*	S&W Seed Co.	43,698	101,816
	Sanderson Farms, Inc.	36,031	4,017,276
	Seaboard Corp.	550	1,486,787
*	Seneca Foods Corp., Class A	18,887	739,993
*	Seneca Foods Corp., Class B	1,493	57,480
*	Simply Good Foods Co. (The)	139,041	3,342,546
	SpartanNash Co.	89,956	1,891,325
	Spectrum Brands Holdings, Inc.	112,375	6,086,230

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Sprouts Farmers Market, Inc.	266,232	$7,023,200
	Sysco Corp.	384,001	20,294,453
#	Tootsie Roll Industries, Inc.	35,684	1,131,183
*	TreeHouse Foods, Inc.	121,874	5,340,519
#	Turning Point Brands, Inc.	16,261	534,662
	Tyson Foods, Inc., Class A	242,910	14,926,819
*	United Natural Foods, Inc.	129,013	2,560,908
	United-Guardian, Inc.	1,741	25,105
	Universal Corp.	53,407	2,251,639
*	US Foods Holding Corp.	406,829	8,258,629
*	USANA Health Sciences, Inc.	40,762	3,309,059
	Vector Group, Ltd.	241,183	2,127,234
#*	Veru, Inc.	32,722	92,603
#	Village Super Market, Inc., Class A	19,467	491,542
	Walgreens Boots Alliance, Inc.	550,030	22,391,721
	Walmart, Inc.	915,547	118,471,782
#	WD-40 Co.	16,578	3,258,406
#	Weis Markets, Inc.	60,371	3,007,683
TOTAL CONSUMER STAPLES			1,633,884,785
ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	3,234	68,464
#	Amplify Energy Corp.	50,984	62,201
#*	Antero Resources Corp.	447,117	1,323,466
	Apache Corp.	176,758	2,713,235
	Arch Resources, Inc.	37,255	1,155,650
	Archrock, Inc.	312,959	2,084,307
	Ardmore Shipping Corp.	67,647	278,029
*	Aspen Aerogels, Inc.	34,067	216,326
	Baker Hughes Co.	558,812	8,655,998
#	Berry Corp.	86,019	404,719
#*	Bonanza Creek Energy, Inc.	50,873	925,380
*	Bristow Group, Inc.	15,448	247,323
	Cabot Oil & Gas Corp.	776,102	14,513,107
	Cactus, Inc., Class A	57,555	1,301,894
#*	Callon Petroleum Co.	6,416	7,314
*	ChampionX Corp.	347,258	3,302,424
*	Cheniere Energy, Inc.	198,775	9,835,387
	Chevron Corp.	1,534,975	128,845,802
	Cimarex Energy Co.	173,207	4,236,643
*	Clean Energy Fuels Corp.	381,633	908,287
*	CNX Resources Corp.	403,162	3,890,513
	Concho Resources, Inc.	254,218	13,356,614
	ConocoPhillips	1,318,202	49,287,573
#*	CONSOL Energy, Inc.	61,682	362,690
#*	Contango Oil & Gas Co.	156,462	278,502
#	Continental Resources, Inc.	277,636	4,800,326
#	Core Laboratories NV	62,466	1,332,400
#	CVR Energy, Inc.	189,290	3,634,368
#*	Dawson Geophysical Co.	175,560	316,008
	Delek US Holdings, Inc.	151,112	2,641,438
	Devon Energy Corp.	712,574	7,474,901
#	DHT Holdings, Inc.	380,733	2,162,563
	Diamondback Energy, Inc.	78,642	3,134,670
#	DMC Global, Inc.	32,821	964,281
*	Dorian LPG, Ltd.	123,782	1,057,098
*	Dril-Quip, Inc.	81,420	2,710,472
#*	Earthstone Energy, Inc., Class A	53,052	139,527
#	EnLink Midstream LLC	258,961	634,455

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	EOG Resources, Inc.	656,781	$30,770,190
#*	Epsilon Energy, Ltd.	60,463	185,621
#	EQT Corp.	392,858	5,704,298
	Equitrans Midstream Corp.	326,675	3,152,414
	Evolution Petroleum Corp.	62,494	163,734
*	Exterran Corp.	62,845	312,340
	Exxon Mobil Corp.	2,266,523	95,375,288
*	Forum Energy Technologies, Inc.	380,858	190,658
*	Frank's International NV	408,700	931,836
#	GasLog, Ltd.	152,700	445,884
*	Geospace Technologies Corp.	24,656	186,153
#*	Goodrich Petroleum Corp.	25,923	193,126
#*	Green Plains, Inc.	77,818	1,006,187
*	Gulf Island Fabrication, Inc.	63,921	189,206
#*	Gulfport Energy Corp.	358,119	361,700
	Hallador Energy Co.	65,926	41,639
	Halliburton Co.	871,474	12,488,222
*	Helix Energy Solutions Group, Inc.	284,067	1,190,241
	Helmerich & Payne, Inc.	193,524	3,450,533
	Hess Corp.	302,315	14,876,921
#*	HighPoint Resources Corp.	221,388	80,010
	HollyFrontier Corp.	257,128	7,071,020
*	Independence Contract Drilling, Inc.	2,220	7,437
	International Seaways, Inc.	66,033	1,140,390
#*	ION Geophysical Corp.	30,561	84,043
	Kinder Morgan, Inc.	1,106,475	15,601,298
#*	KLX Energy Services Holdings, Inc.	5,842	58,416
*	Laredo Petroleum, Inc.	30,483	462,122
#	Liberty Oilfield Services, Inc., Class A	59,950	338,718
#*	Mammoth Energy Services, Inc.	36,796	51,146
	Marathon Oil Corp.	1,269,523	6,969,681
	Marathon Petroleum Corp.	628,210	23,997,622
#*	Matador Resources Co.	272,200	2,362,696
*	Matrix Service Co.	61,721	540,367
	Mind Technology, Inc.	58,960	134,429
#*	Montage Resources Corp.	19,882	85,294
#	Murphy Oil Corp.	290,717	3,840,372
#	Nabors Industries, Ltd.	27,031	1,146,385
	NACCO Industries, Inc., Class A	14,146	308,949
	National Oilwell Varco, Inc.	504,482	5,806,588
*	Natural Gas Services Group, Inc.	25,519	162,811
	Navios Maritime Acquisition Corp.	4,219	19,407
*	NCS Multistage Holdings, Inc.	2,971	1,708
*	Newpark Resources, Inc.	169,194	319,777
*	NexTier Oilfield Solutions, Inc.	485,652	1,223,843
#*	Noble Corp. P.L.C.	150,174	30,786
	Noble Energy, Inc.	339,765	3,394,252
#	Nordic American Tankers, Ltd.	66,157	301,014
#*	Northern Oil and Gas, Inc.	649,192	520,327
#*	Oasis Petroleum, Inc.	376,139	240,729
	Occidental Petroleum Corp.	962,735	15,153,449
*	Oceaneering International, Inc.	247,666	1,391,883
*	Oil States International, Inc.	115,531	517,579
	ONEOK, Inc.	384,207	10,723,217
*	Overseas Shipholding Group, Inc., Class A	57,814	133,550
	Panhandle Oil and Gas, Inc., Class A	31,255	68,761
*	Par Pacific Holdings, Inc.	126,281	935,742
	Parsley Energy, Inc., Class A	539,657	5,925,434
	Patterson-UTI Energy, Inc.	353,057	1,368,096

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	PBF Energy, Inc., Class A	299,765	$2,601,960
#*	PDC Energy, Inc.	226,124	3,224,528
	Peabody Energy Corp.	185,218	577,880
#*	Penn Virginia Corp.	35,918	355,947
	Phillips 66	251,315	15,586,556
	Pioneer Natural Resources Co.	164,507	15,944,018
*	PrimeEnergy Resources Corp.	2,614	186,248
*	ProPetro Holding Corp.	229,184	1,230,718
	QEP Resources, Inc.	157,064	230,884
	Range Resources Corp.	580,966	3,753,040
*	Ranger Energy Services, Inc.	10,562	27,989
#*	Renewable Energy Group, Inc.	98,363	2,712,852
*	REX American Resources Corp.	8,700	592,905
#*	Ring Energy, Inc.	94,748	104,223
#*	RPC, Inc.	303,539	901,511
*	SandRidge Energy, Inc.	50,406	65,528
	Schlumberger, Ltd.	1,028,024	18,648,355
#	Scorpio Tankers, Inc.	111,229	1,470,447
*	SEACOR Holdings, Inc.	42,854	1,246,194
*	SEACOR Marine Holdings, Inc.	38,211	93,999
*	Select Energy Services, Inc., Class A	174,748	775,881
#	SFL Corp., Ltd.	263,890	2,192,926
#*	SilverBow Resources, Inc.	16,003	57,131
#	SM Energy Co.	213,890	630,976
#*	Smart Sand, Inc.	48,900	57,213
#	Solaris Oilfield Infrastructure, Inc., Class A	67,049	486,776
#*	Southwestern Energy Co.	1,459,958	3,547,698
*	Talos Energy, Inc.	151,755	1,033,452
	Targa Resources Corp.	315,948	5,775,529
	TechnipFMC P.L.C.	433,108	3,477,857
#*	Teekay Corp.	111,937	266,410
#*	Teekay Tankers, Ltd., Class A	57,022	853,619
*	TETRA Technologies, Inc.	303,811	204,495
#*	Tidewater, Inc.	76,333	474,791
#	US Silica Holdings, Inc.	139,922	493,925
#	Valaris P.L.C.	213,246	83,614
	Valero Energy Corp.	343,771	19,330,243
#*	W&T Offshore, Inc.	209,904	474,383
	Williams Cos., Inc. (The)	907,838	17,366,941
	World Fuel Services Corp.	137,719	3,240,528
*	WPX Energy, Inc.	992,834	5,927,219
TOTAL ENERGY			699,307,283
FINANCIALS — (11.8%)
#*	1347 Property Insurance Holdings, Inc.	1,369	6,106
	1st Constitution Bancorp	16,553	204,595
	1st Source Corp.	59,316	1,964,546
	ACNB Corp.	13,445	276,967
	Affiliated Managers Group, Inc.	66,804	4,595,447
	Aflac, Inc.	472,759	16,816,038
	Alleghany Corp.	13,754	7,183,989
	Allegiance Bancshares, Inc.	44,467	1,084,550
	Allstate Corp. (The)	353,404	33,357,804
	Ally Financial, Inc.	566,494	11,386,529
	Altabancorp	20,747	389,006
*	A-Mark Precious Metals, Inc.	8,896	214,305
*	Ambac Financial Group, Inc.	25,628	328,038
	American Equity Investment Life Holding Co.	190,721	4,853,849
	American Express Co.	516,144	48,166,558

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	119,839	$7,282,616
	American International Group, Inc.	525,775	16,898,408
	American National Bankshares, Inc.	22,485	493,771
	American National Group, Inc.	27,596	2,032,445
	American River Bankshares	8,283	81,339
	Ameriprise Financial, Inc.	234,293	35,994,434
	Ameris Bancorp	144,538	3,335,214
	AMERISAFE, Inc.	36,726	2,330,632
	AmeriServ Financial, Inc.	8,436	24,211
	Ames National Corp.	17,858	330,373
	Aon P.L.C., Class A	192,139	39,430,766
*	Arch Capital Group, Ltd.	338,867	10,420,160
	Ares Management Corp., Class A	94,871	3,789,148
	Argo Group International Holdings, Ltd.	75,102	2,516,668
	Arrow Financial Corp.	30,445	831,148
	Arthur J Gallagher & Co.	183,888	19,766,121
	Artisan Partners Asset Management, Inc., Class A	93,233	3,377,832
	Associated Banc-Corp	277,595	3,564,320
#	Associated Capital Group, Inc., Class A	5,637	227,960
	Assurant, Inc.	97,711	10,501,001
	Assured Guaranty, Ltd.	187,465	4,092,361
*	Asta Funding, Inc.	1,215	15,759
*	Athene Holding, Ltd., Class A	235,339	7,589,683
*	Atlantic American Corp.	2,737	5,063
*	Atlantic Capital Bancshares, Inc.	55,159	551,590
	Atlantic Union Bankshares Corp.	170,826	3,855,543
*	Atlanticus Holdings Corp.	14,132	115,458
	Auburn National BanCorp, Inc.	1,203	54,736
	Axis Capital Holdings, Ltd.	137,209	5,504,825
*	Axos Financial, Inc.	132,199	2,962,580
#	Banc of California, Inc.	108,829	1,166,647
	BancFirst Corp.	63,148	2,750,727
	Bancorp 34, Inc.	1,370	15,234
*	Bancorp, Inc. (The)	142,023	1,339,277
	BancorpSouth Bank	159,590	3,340,219
	Bank of America Corp.	4,711,985	117,234,187
	Bank of Commerce Holdings	33,443	252,495
	Bank of Hawaii Corp.	69,691	3,946,601
	Bank of Marin Bancorp	24,066	755,913
	Bank of New York Mellon Corp. (The)	632,620	22,679,427
	Bank of NT Butterfield & Son, Ltd. (The)	122,550	3,189,976
	Bank of Princeton (The)	9,863	177,435
#	Bank of South Carolina Corp.	5,861	98,875
	Bank of the James Financial Group, Inc.	3,058	31,559
	Bank OZK	227,261	5,465,627
	BankFinancial Corp.	29,449	214,683
	BankUnited, Inc.	186,055	3,747,148
	Bankwell Financial Group, Inc.	8,501	126,665
	Banner Corp.	76,344	2,704,868
	Bar Harbor Bankshares	22,343	444,179
*	Baycom Corp.	2,513	25,834
	BCB Bancorp, Inc.	29,823	240,075
*	Berkshire Hathaway, Inc., Class B	1,088,779	213,161,153
	Berkshire Hills Bancorp, Inc.	95,002	946,220
	BGC Partners, Inc., Class A	609,693	1,688,850
	BlackRock, Inc.	60,210	34,621,352
	Blackstone Group, Inc. (The), Class A	312,752	16,663,427
*	Blucora, Inc.	54,213	639,171
#	BOK Financial Corp.	97,679	5,440,720

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Boston Private Financial Holdings, Inc.	179,601	$1,056,952
	Bridge Bancorp, Inc.	43,043	778,648
*	Bridgewater Bancshares, Inc.	13,739	127,635
*	Brighthouse Financial, Inc.	138,514	3,925,487
*	BrightSphere Investment Group P.L.C.	162,492	2,183,892
	Brookline Bancorp, Inc.	184,809	1,773,242
	Brown & Brown, Inc.	285,531	12,983,095
	Bryn Mawr Bank Corp.	45,559	1,186,356
	C&F Financial Corp.	6,412	188,192
	Cadence BanCorp	257,712	2,012,731
»	Calamos Asset Management, Inc., Class A	19,363	0
	Cambridge Bancorp	2,265	122,740
	Camden National Corp.	33,820	1,071,756
*	Cannae Holdings, Inc.	162,878	6,137,243
#	Capital City Bank Group, Inc.	34,927	657,675
	Capital One Financial Corp.	247,071	15,763,130
	Capitol Federal Financial, Inc.	321,693	3,104,337
	Capstar Financial Holdings, Inc.	35,598	361,320
	Cathay General Bancorp	134,527	3,252,863
	Cboe Global Markets, Inc.	94,170	8,258,709
	CBTX, Inc.	12,697	200,486
	CCUR Holdings, Inc.	5,951	18,805
	Central Pacific Financial Corp.	39,971	621,949
	Central Valley Community Bancorp	13,713	180,189
	Century Bancorp, Inc., Class A	7,876	548,485
*	CF Bankshares, Inc.	2,535	26,947
	Charles Schwab Corp. (The)	862,045	28,576,792
	Chemung Financial Corp.	9,008	243,306
	Chubb, Ltd.	254,268	32,353,060
	Cincinnati Financial Corp.	118,249	9,215,145
	CIT Group, Inc.	179,287	3,401,074
	Citigroup, Inc.	1,152,179	57,620,472
	Citizens & Northern Corp.	13,301	235,428
	Citizens Community Bancorp, Inc.	18,370	121,609
	Citizens Financial Group, Inc.	371,545	9,218,031
	Citizens Holding Co.	1,272	27,424
#*	Citizens, Inc.	39,312	225,651
#	City Holding Co.	32,787	2,047,876
	Civista Bancshares, Inc.	27,140	356,348
	CME Group, Inc.	151,962	25,253,045
	CNA Financial Corp.	46,149	1,536,762
	CNB Financial Corp.	32,003	522,609
	CNO Financial Group, Inc.	184,317	2,783,187
*	Coastal Financial Corp.	3,622	48,426
	Codorus Valley Bancorp, Inc.	17,121	201,172
	Cohen & Steers, Inc.	90,082	5,421,135
	Colony Bankcorp, Inc.	13,348	142,423
#	Columbia Banking System, Inc.	156,542	4,528,760
	Comerica, Inc.	198,601	7,650,111
#	Commerce Bancshares, Inc.	201,085	11,514,127
	Commercial National Financial Corp.	847	15,246
	Community Bank System, Inc.	115,803	6,511,603
	Community Bankers Trust Corp.	39,875	205,755
	Community Financial Corp. (The)	9,835	221,484
*	Community First Bancshares, Inc.	8,736	62,026
	Community Trust Bancorp, Inc.	39,856	1,219,992
	Community West Bancshares	9,137	73,644
	ConnectOne Bancorp, Inc.	97,245	1,341,009
#*	Consumer Portfolio Services, Inc.	153,807	502,949

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	County Bancorp, Inc.	12,334	$228,919
#	Cowen, Inc., Class A	33,497	551,696
	Crawford & Co., Class A	75,829	555,827
	Crawford & Co., Class B	53,098	353,102
#*	Credit Acceptance Corp.	34,334	16,066,252
#	Cullen/Frost Bankers, Inc.	97,374	7,016,770
*	Customers Bancorp, Inc.	59,716	707,635
	CVB Financial Corp.	243,472	4,399,539
	Diamond Hill Investment Group, Inc.	10,114	1,153,299
	Dime Community Bancshares, Inc.	85,536	1,004,620
	Discover Financial Services	458,456	22,661,480
	Donegal Group, Inc., Class A	120,660	1,686,827
#	Donegal Group, Inc., Class B	2,147	25,614
*	Donnelley Financial Solutions, Inc.	79,822	690,460
	E*TRADE Financial Corp.	351,052	17,822,910
	Eagle Bancorp Montana, Inc.	10,879	168,081
	Eagle Bancorp, Inc.	71,593	2,153,517
	East West Bancorp, Inc.	229,404	7,951,143
	Eaton Vance Corp.	208,695	7,542,237
*	eHealth, Inc.	34,428	2,380,352
*	Elevate Credit, Inc.	58,383	112,679
#	Elmira Savings Bank	3,961	41,472
	Employers Holdings, Inc.	66,819	2,172,954
#*	Encore Capital Group, Inc.	65,240	2,383,217
*	Enova International, Inc.	90,323	1,453,297
*	Enstar Group, Ltd.	26,644	4,474,860
	Enterprise Bancorp, Inc.	8,490	182,535
	Enterprise Financial Services Corp.	58,753	1,707,362
	Equitable Holdings, Inc.	309,167	6,325,557
*	Equity Bancshares, Inc., Class A	32,237	455,831
	Erie Indemnity Co., Class A	51,686	10,860,262
#*	Esquire Financial Holdings, Inc.	10,386	161,502
	ESSA Bancorp, Inc.	9,594	120,884
	Essent Group, Ltd.	161,779	5,796,542
	Evans Bancorp, Inc.	8,786	193,731
	Evercore, Inc., Class A	85,610	4,734,233
	Everest Re Group, Ltd.	42,252	9,244,315
#*	EZCORP, Inc., Class A	111,192	636,018
#	FactSet Research Systems, Inc.	37,467	12,974,822
	Farmers & Merchants Bancorp, Inc.	1,121	24,090
	Farmers National Banc Corp.	27,473	296,983
	Fauquier Bankshares, Inc.	1,888	26,621
	FB Financial Corp.	68,781	1,747,725
	FBL Financial Group, Inc., Class A	54,406	1,892,241
	Federal Agricultural Mortgage Corp., Class A	1,374	79,005
	Federal Agricultural Mortgage Corp., Class C	20,856	1,241,141
	Federated Hermes, Inc., Class B	242,298	6,386,975
	FedNat Holding Co.	35,447	331,784
*	FFBW, Inc.	7,231	61,463
#	Fidelity D&D Bancorp, Inc.	1,322	60,363
	Fidelity National Financial, Inc.	331,572	10,729,670
	Fifth Third Bancorp	690,465	13,712,635
	Financial Institutions, Inc.	38,773	572,677
	First American Financial Corp.	203,664	10,388,901
	First Bancorp	68,671	1,418,743
	First BanCorp	479,927	2,610,803
	First Bancorp, Inc. (The)	21,518	433,373
	First Bancshares, Inc.	200	2,550
	First Bancshares, Inc. (The)	9,134	181,858

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Bank	19,222	$125,520
	First Busey Corp.	123,663	2,114,637
	First Business Financial Services, Inc.	16,313	242,574
#	First Capital, Inc.	3,880	207,619
	First Choice Bancorp	7,938	120,102
	First Citizens BancShares, Inc., Class A	19,099	8,133,691
	First Commonwealth Financial Corp.	236,665	1,862,554
	First Community Bancshares, Inc.	39,477	772,170
	First Community Corp.	13,022	174,495
	First Financial Bancorp	215,524	2,999,016
#	First Financial Bankshares, Inc.	219,046	6,553,856
	First Financial Corp.	12,021	401,862
	First Financial Northwest, Inc.	14,137	128,647
	First Foundation, Inc.	97,966	1,505,737
#	First Hawaiian, Inc.	177,102	3,078,033
	First Horizon National Corp.	921,728	8,544,419
	First Internet Bancorp	19,229	281,705
	First Interstate BancSystem, Inc., Class A	86,841	2,527,942
	First Merchants Corp.	119,411	2,917,211
	First Mid Bancshares, Inc.	19,699	480,853
	First Midwest Bancorp, Inc.	236,280	2,867,258
	First Northwest Bancorp	19,278	197,599
	First of Long Island Corp. (The)	52,643	784,907
	First Republic Bank	144,439	16,246,499
	First Savings Financial Group, Inc.	905	38,463
	First United Corp.	12,304	133,006
	First US Bancshares, Inc.	5,297	31,782
*	First Western Financial, Inc.	526	7,422
	FirstCash, Inc.	72,932	4,203,800
	Flagstar Bancorp, Inc.	124,801	3,916,255
	Flushing Financial Corp.	83,646	926,798
	FNB Corp.	525,072	3,890,784
	Franklin Financial Network, Inc.	31,196	823,574
#	Franklin Resources, Inc.	421,285	8,868,049
	FS Bancorp, Inc.	9,089	345,382
	Fulton Financial Corp.	348,966	3,384,970
#*	FVCBankcorp, Inc.	1,234	12,167
*	GAINSCO, Inc.	513	16,929
	GAMCO Investors, Inc., Class A	17,340	204,439
*	Genworth Financial, Inc., Class A	153,395	312,926
	German American Bancorp, Inc.	58,488	1,663,399
	Glacier Bancorp, Inc.	165,152	5,831,517
	Global Indemnity, Ltd.	19,910	454,943
	Globe Life, Inc	99,127	7,890,509
	Goldman Sachs Group, Inc. (The)	178,122	35,261,031
#*	Goosehead Insurance, Inc., Class A	19,266	1,990,756
*	Great Elm Capital Group, Inc.	33,083	86,016
	Great Southern Bancorp, Inc.	32,348	1,166,792
	Great Western Bancorp, Inc.	104,142	1,353,846
*	Green Dot Corp., Class A	116,002	5,880,141
	Greenhill & Co., Inc.	24,683	295,702
#*	Greenlight Capital Re, Ltd., Class A	58,568	378,349
	Guaranty Bancshares, Inc.	10,937	296,393
	Guaranty Federal Bancshares, Inc.	6,257	92,353
*	Hallmark Financial Services, Inc.	16,543	46,982
	Hamilton Lane, Inc., Class A	33,121	2,392,661
	Hancock Whitney Corp.	162,181	3,091,170
	Hanmi Financial Corp.	73,047	674,224
	Hanover Insurance Group, Inc. (The)	76,878	7,832,331

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	HarborOne Bancrop, Inc.	45,499	$394,021
	Hartford Financial Services Group, Inc. (The)	527,044	22,304,502
	Hawthorn Bancshares, Inc.	10,507	173,576
#	HCI Group, Inc.	21,758	970,842
	Heartland Financial USA, Inc.	82,829	2,587,578
#	Hennessy Advisors, Inc.	13,944	109,321
	Heritage Commerce Corp.	123,622	838,157
	Heritage Financial Corp.	80,645	1,525,400
	Heritage Insurance Holdings, Inc.	63,831	757,674
	Hilltop Holdings, Inc.	177,004	3,446,268
	Hingham Institution For Savings (The)	3,464	609,664
*	HMN Financial, Inc.	6,890	96,460
	Home Bancorp, Inc.	14,364	335,830
	Home BancShares, Inc.	340,401	5,558,748
	Home Federal Bancorp, Inc.	1,074	25,905
	HomeStreet, Inc.	50,976	1,347,805
	HomeTrust Bancshares, Inc.	761	10,974
	Hope Bancorp, Inc.	273,433	2,305,040
	Horace Mann Educators Corp.	89,610	3,367,544
	Horizon Bancorp, Inc.	100,326	1,014,296
	Houlihan Lokey, Inc.	61,437	3,366,748
*	Howard Bancorp, Inc.	31,934	303,692
	Huntington Bancshares, Inc.	932,127	8,640,817
*	ICC Holdings, Inc.	1,000	11,000
#	IF Bancorp, Inc.	2,855	46,023
	Independence Holding Co.	20,781	687,020
	Independent Bank Corp.	55,436	3,576,731
	Independent Bank Corp.	53,637	749,041
	Independent Bank Group, Inc.	90,327	3,968,065
	Interactive Brokers Group, Inc., Class A	122,646	6,083,242
	Intercontinental Exchange, Inc.	306,056	29,620,100
	International Bancshares Corp.	137,393	4,179,495
	Invesco, Ltd.	471,520	4,734,061
	Investar Holding Corp.	18,897	251,897
	Investors Bancorp, Inc.	496,062	4,028,023
	Investors Title Co.	3,752	431,780
	James River Group Holdings, Ltd.	68,009	3,150,177
	Janus Henderson Group P.L.C.	263,590	5,506,395
	Jefferies Financial Group, Inc.	412,078	6,675,664
	JPMorgan Chase & Co.	2,505,173	242,099,919
	Kearny Financial Corp.	229,166	1,842,495
	Kemper Corp.	128,834	10,116,046
	Kentucky First Federal Bancorp	6,958	41,818
	KeyCorp	826,800	9,929,868
	Kingstone Cos., Inc.	16,836	90,914
	Kinsale Capital Group, Inc.	25,262	4,923,564
	KKR & Co., Inc., Class A	271,344	9,597,437
#	Lake Shore Bancorp, Inc.	2,985	34,536
	Lakeland Bancorp, Inc.	109,407	1,113,763
#	Lakeland Financial Corp.	51,149	2,263,855
	Landmark Bancorp, Inc.	6,246	128,668
	Lazard, Ltd., Class A	220,810	6,474,149
	LCNB Corp.	24,728	309,595
	Legg Mason, Inc.	260,335	13,014,147
#*	LendingClub Corp.	132,457	691,426
#*	LendingTree, Inc.	13,788	4,774,647
	Level One Bancorp, Inc.	7,157	115,729
*	Limestone Bancorp, Inc.	8,255	87,338
	Lincoln National Corp.	166,409	6,202,063

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Live Oak Bancshares, Inc.	81,213	$1,381,433
	Loews Corp.	250,420	9,117,792
	LPL Financial Holdings, Inc.	167,995	13,274,965
	M&T Bank Corp.	127,995	13,561,070
	Macatawa Bank Corp.	68,654	494,309
	Mackinac Financial Corp.	18,037	164,137
*	Magyar Bancorp, Inc.	3,261	24,914
#*	Maiden Holdings, Ltd.	210,723	297,119
*	MainStreet Bancshares, Inc.	901	11,650
*	Malvern Bancorp, Inc.	13,382	161,655
	Manning & Napier, Inc.	13,893	48,626
*	Markel Corp.	9,716	10,148,751
	MarketAxess Holdings, Inc.	35,693	18,442,573
	Marlin Business Services Corp.	22,541	165,451
	Marsh & McLennan Cos., Inc.	310,585	36,214,211
#*	MBIA, Inc.	296,282	2,373,219
	Mercantile Bank Corp.	34,968	744,469
	Mercury General Corp.	121,082	5,195,629
	Meridian Bancorp, Inc.	126,227	1,439,619
	Meta Financial Group, Inc.	76,839	1,433,816
	MetLife, Inc.	450,811	17,063,196
*	Metropolitan Bank Holding Corp.	3,159	93,443
	MGIC Investment Corp.	174,562	1,443,628
	Mid Penn Bancorp, Inc.	997	19,162
	Middlefield Banc Corp.	11,702	206,423
	Midland States Bancorp, Inc.	27,625	389,236
	MidWestOne Financial Group, Inc.	14,231	257,296
*	MMA Capital Holdings, Inc.	10,053	249,113
#	Moelis & Co., Class A	93,633	2,789,327
	Moody's Corp.	127,296	35,808,365
	Morgan Stanley	899,106	43,948,301
	Morningstar, Inc.	73,785	12,398,831
#*	Mr Cooper Group, Inc.	20,870	340,807
	MSCI, Inc.	73,583	27,665,736
	MVB Financial Corp.	18,456	243,988
	Nasdaq, Inc.	159,127	20,894,966
	National Bank Holdings Corp., Class A	69,250	1,923,765
	National Bankshares, Inc.	2,559	64,180
	National General Holdings Corp.	186,984	6,355,586
*	National Holdings Corp.	4,900	11,417
	National Security Group, Inc. (The)	312	4,224
	National Western Life Group, Inc., Class A	7,619	1,484,105
#	Navient Corp.	411,770	3,277,689
	NBT Bancorp, Inc.	98,228	2,926,212
	Nelnet, Inc., Class A	67,327	3,904,966
	New York Community Bancorp, Inc.	744,490	7,839,480
»	NewStar Financial, Inc.	71,934	7,308
*	NI Holdings, Inc.	14,645	241,350
*	Nicholas Financial, Inc.	9,629	78,573
*	Nicolet Bankshares, Inc.	14,133	791,731
*	NMI Holdings, Inc., Class A	135,194	2,098,211
*	Northeast Bank	16,291	310,181
	Northern Trust Corp.	224,205	17,566,462
	Northfield Bancorp, Inc.	126,330	1,214,031
	Northrim BanCorp, Inc.	8,802	202,622
	Northwest Bancshares, Inc.	284,812	2,805,398
	Norwood Financial Corp.	4,680	113,350
#	Oak Valley Bancorp	8,602	110,106
	OceanFirst Financial Corp.	132,323	2,027,188

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Oconee Federal Financial Corp.	365	$9,275
*	Ocwen Financial Corp.	15,819	18,825
	OFG Bancorp	119,151	1,558,495
	Ohio Valley Banc Corp.	5,333	105,060
	Old National Bancorp	352,951	4,937,784
	Old Point Financial Corp.	2,092	32,133
	Old Republic International Corp.	490,431	7,881,226
	Old Second Bancorp, Inc.	4,388	36,508
*	On Deck Capital, Inc.	180,875	264,077
	OneMain Holdings, Inc.	299,718	8,601,907
	Oppenheimer Holdings, Inc., Class A	13,697	290,239
	Origin Bancorp, Inc.	3,001	71,244
	Orrstown Financial Services, Inc.	21,101	286,974
*	Pacific Mercantile Bancorp	39,209	145,465
	Pacific Premier Bancorp, Inc.	207,731	4,364,428
	PacWest Bancorp	172,640	3,154,996
*	Palomar Holdings, Inc.	3,873	353,760
#	Park National Corp.	35,587	3,051,941
	Parke Bancorp, Inc.	25,939	303,227
	Pathfinder Bancorp, Inc.	4,141	38,511
#	Patriot National Bancorp, Inc.	1,773	10,461
#	PCB Bancorp	3,606	33,175
	PCSB Financial Corp.	28,016	311,538
	Peapack-Gladstone Financial Corp.	40,657	661,896
	Penns Woods Bancorp, Inc.	12,528	253,066
	Pennymac Financial Services, Inc.	119,598	5,771,799
	Peoples Bancorp of North Carolina, Inc.	6,872	113,732
	Peoples Bancorp, Inc.	44,002	883,120
	Peoples Financial Services Corp.	1,679	60,293
	People's United Financial, Inc.	670,902	7,239,033
	Pinnacle Financial Partners, Inc.	122,639	4,858,957
	Piper Sandler Cos.	33,328	2,063,336
	PJT Partners, Inc., Class A	17,127	916,808
#	Plumas Bancorp	9,875	206,091
	PNC Financial Services Group, Inc. (The)	254,580	27,156,049
#*	Ponce de Leon Federal Bank	27,141	246,983
	Popular, Inc.	152,466	5,658,013
#*	PRA Group, Inc.	98,207	3,885,069
	Preferred Bank	32,744	1,219,714
	Premier Financial Bancorp, Inc.	23,639	250,573
	Premier Financial Corp.	77,450	1,369,316
	Primerica, Inc.	100,384	12,011,949
	Principal Financial Group, Inc.	242,658	10,295,979
	ProAssurance Corp.	101,929	1,498,356
	Progressive Corp. (The)	433,468	39,159,499
	Prosperity Bancshares, Inc.	165,092	9,172,512
#	Protective Insurance Corp., Class A	1,488	21,807
	Protective Insurance Corp., Class B	19,634	251,315
	Provident Bancorp, Inc.	24,763	194,390
	Provident Financial Holdings, Inc.	16,764	204,521
	Provident Financial Services, Inc.	144,000	1,965,600
	Prudential Bancorp, Inc.	14,780	165,536
	Prudential Financial, Inc.	257,416	16,312,452
	Pzena Investment Management, Inc., Class A	8,560	44,854
	QCR Holdings, Inc.	35,080	1,048,190
	Radian Group, Inc.	139,181	2,076,581
*	Randolph Bancorp, Inc.	7,527	80,765
	Raymond James Financial, Inc.	155,853	10,828,666
	RBB Bancorp	3,020	38,656

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Regional Management Corp.	32,863	$499,189
	Regions Financial Corp.	880,081	9,557,680
	Reinsurance Group of America, Inc.	76,308	6,505,257
	RenaissanceRe Holdings, Ltd.	65,692	11,849,523
	Renasant Corp.	123,507	2,869,068
	Republic Bancorp, Inc., Class A	30,924	934,523
*	Republic First Bancorp, Inc.	110,290	256,976
	Riverview Bancorp, Inc.	54,876	267,795
	RLI Corp.	70,993	6,256,613
	S&P Global, Inc.	140,186	49,100,146
	S&T Bancorp, Inc.	86,264	1,854,676
#	Safeguard Scientifics, Inc.	42,687	242,889
	Safety Insurance Group, Inc.	36,412	2,755,296
	Salisbury Bancorp, Inc.	4,314	157,073
	Sandy Spring Bancorp, Inc.	79,969	1,848,883
	Santander Consumer USA Holdings, Inc.	479,130	8,796,827
	SB Financial Group, Inc.	9,396	116,698
	SB One Bancorp	21,162	391,709
*	Seacoast Banking Corp. of Florida	56,533	1,067,343
*	Security National Financial Corp., Class A	19,749	121,456
	SEI Investments Co.	198,750	10,400,587
*	Select Bancorp, Inc.	35,213	275,014
	Selective Insurance Group, Inc.	111,647	6,066,898
#	ServisFirst Bancshares, Inc.	95,641	3,499,504
	Severn Bancorp, Inc.	18,007	108,402
	Shore Bancshares, Inc.	23,908	221,627
*	Siebert Financial Corp.	3,562	12,325
	Sierra Bancorp	32,365	568,977
	Signature Bank	73,535	7,539,544
	Silvercrest Asset Management Group, Inc., Class A	14,147	155,617
	Simmons First National Corp., Class A	207,754	3,446,639
	SLM Corp.	949,216	6,426,192
	SmartFinancial, Inc.	11,445	163,206
	Sound Financial Bancorp, Inc.	3,278	92,276
	South State Corp.	131,583	6,271,246
*	Southern First Bancshares, Inc.	15,008	366,195
	Southern Missouri Bancorp, Inc.	8,071	176,029
	Southern National Bancorp of Virginia, Inc.	40,303	339,351
	Southside Bancshares, Inc.	77,652	2,150,960
*	Spirit of Texas Bancshares, Inc.	12,540	146,091
	Standard AVB Financial Corp.	3,796	76,148
	State Auto Financial Corp.	98,142	1,522,182
	State Street Corp.	274,944	17,538,678
	Sterling Bancorp	395,704	4,451,670
	Sterling Bancorp, Inc.	6,151	18,761
	Stewart Information Services Corp.	60,541	2,539,695
	Stifel Financial Corp.	125,704	6,094,130
	Stock Yards Bancorp, Inc.	53,081	2,074,936
*	StoneX Group, Inc.	34,586	1,815,073
	Summit Financial Group, Inc.	8,032	120,801
	Summit State Bank	6,914	68,172
*	SVB Financial Group	66,082	14,820,210
	Synchrony Financial	929,860	20,577,802
	Synovus Financial Corp.	317,440	6,396,416
	T Rowe Price Group, Inc.	175,207	24,196,087
	TCF Financial Corp.	291,351	8,009,239
	TD Ameritrade Holding Corp.	399,296	14,330,733
	Territorial Bancorp, Inc.	19,133	420,352
#	Teton Advisors, Inc., Class A	29	1,255

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	97,717	$3,246,159
	TFS Financial Corp.	212,789	3,081,185
*	Third Point Reinsurance, Ltd.	213,191	1,660,758
	Timberland Bancorp, Inc.	15,487	258,013
	Tiptree, Inc.	80,023	404,116
	Tompkins Financial Corp.	29,901	1,929,512
	Towne Bank	164,872	2,908,342
	Travelers Cos., Inc. (The)	318,553	36,448,834
	TriCo Bancshares	66,548	1,863,344
*	TriState Capital Holdings, Inc.	66,192	877,044
*	Triumph Bancorp, Inc.	58,000	1,519,600
	Truist Financial Corp.	740,125	27,725,082
#*	Trupanion, Inc.	10,562	534,120
	TrustCo Bank Corp. NY	237,789	1,376,798
	Trustmark Corp.	140,595	3,166,199
	U.S. Bancorp.	1,015,383	37,406,710
	UMB Financial Corp.	80,523	4,010,045
	Umpqua Holdings Corp.	366,755	3,979,292
*	Unico American Corp.	100	475
	Union Bankshares, Inc.	863	15,672
	United Bancorp, Inc.	5,663	60,424
	United Bancshares, Inc.	3,436	68,720
#	United Bankshares, Inc.	230,090	6,055,969
	United Community Banks, Inc.	175,819	3,152,435
	United Fire Group, Inc.	55,466	1,407,172
	United Insurance Holdings Corp.	86,502	640,115
	United Security Bancshares	37,670	235,814
	Unity Bancorp, Inc.	24,003	300,278
	Universal Insurance Holdings, Inc.	88,091	1,542,473
	Univest Financial Corp.	63,661	973,377
	Unum Group	281,779	4,855,052
	Valley National Bancorp	704,111	5,259,709
	Value Line, Inc.	2,920	71,978
	Veritex Holdings, Inc.	64,925	1,085,546
#	Victory Capital Holdings, Inc., Class A	10,266	182,221
	Virtu Financial, Inc., Class A	147,051	3,646,865
	Virtus Investment Partners, Inc.	18,432	2,505,277
	Voya Financial, Inc.	189,623	9,367,376
#	Waddell & Reed Financial, Inc., Class A	124,225	1,812,443
	Walker & Dunlop, Inc.	81,969	4,132,057
	Washington Federal, Inc.	164,691	3,843,888
	Washington Trust Bancorp, Inc.	37,135	1,238,081
	Waterstone Financial, Inc.	59,896	915,211
	Webster Financial Corp.	164,857	4,495,650
	Wells Fargo & Co.	2,171,628	52,683,695
	WesBanco, Inc.	145,308	2,881,458
	West BanCorp, Inc.	35,687	585,624
	Westamerica BanCorp	48,164	2,907,179
	Western Alliance Bancorp	209,110	7,517,504
	Western New England Bancorp, Inc.	58,206	293,358
	Westwood Holdings Group, Inc.	16,489	187,315
	White Mountains Insurance Group, Ltd.	6,720	5,914,474
	Willis Towers Watson P.L.C.	83,176	17,467,792
	Wintrust Financial Corp.	100,877	4,317,536
#	WisdomTree Investments, Inc.	296,437	1,067,173
#*	World Acceptance Corp.	18,404	1,367,417
	WR Berkley Corp.	184,984	11,422,762
	WSFS Financial Corp.	109,941	3,136,617
#	WVS Financial Corp.	803	10,487

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Zions Bancorp NA	229,921	$7,465,535
TOTAL FINANCIALS			2,994,257,938
HEALTH CARE — (13.0%)
	Abbott Laboratories	762,471	76,735,081
	AbbVie, Inc.	1,141,380	108,328,376
*	Abeona Therapeutics, Inc.	6,035	17,200
*	ABIOMED, Inc.	33,883	10,162,867
#*	Acadia Healthcare Co., Inc.	187,343	5,584,695
#*	ACADIA Pharmaceuticals, Inc.	78,477	3,262,289
*	Acceleron Pharma, Inc.	23,984	2,378,493
#*	Accuray, Inc.	69,870	155,810
#»	Achillion Pharmaceuticals, Inc.	281,426	129,456
#*	Acorda Therapeutics, Inc.	169,893	106,829
*	Addus HomeCare Corp.	25,128	2,422,590
*	Aduro Biotech, Inc.	35,083	98,934
*	Adverum Biotechnologies, Inc.	102,108	1,712,351
*	Aeglea BioTherapeutics, Inc.	41,751	285,994
*	Affimed NV	36,928	130,356
	Agilent Technologies, Inc.	189,105	18,216,485
#*	Agios Pharmaceuticals, Inc.	48,519	2,198,881
*	Akebia Therapeutics, Inc.	142,126	1,587,547
*	Albireo Pharma, Inc.	19,321	546,011
*	Aldeyra Therapeutics, Inc.	32,429	208,518
#*	Alector, Inc.	3,689	57,807
*	Alexion Pharmaceuticals, Inc.	169,607	17,383,021
*	Align Technology, Inc.	43,079	12,657,472
*	Alkermes P.L.C.	89,787	1,617,064
#*	Allena Pharmaceuticals, Inc.	7,050	8,742
*	Allscripts Healthcare Solutions, Inc.	359,464	3,235,176
*	Alnylam Pharmaceuticals, Inc.	51,995	7,578,791
*	Alpine Immune Sciences, Inc.	6,024	69,276
#*	AMAG Pharmaceuticals, Inc.	25,767	246,204
*	Amedisys, Inc.	48,850	11,438,716
#*	American Renal Associates Holdings, Inc.	20,661	133,263
*	American Shared Hospital Services	797	1,610
	AmerisourceBergen Corp.	219,194	21,961,047
	Amgen, Inc.	530,972	129,912,919
*	Amicus Therapeutics, Inc.	10,632	153,632
*	AMN Healthcare Services, Inc.	102,750	5,645,085
#*	Amneal Pharmaceuticals, Inc.	25,370	109,852
*	Amphastar Pharmaceuticals, Inc.	77,541	1,552,371
#*	AnaptysBio, Inc.	38,863	697,979
*	AngioDynamics, Inc.	99,229	819,632
*	ANI Pharmaceuticals, Inc.	27,938	827,244
*	Anika Therapeutics, Inc.	32,173	1,171,097
	Anthem, Inc.	152,539	41,765,178
*	Apollo Endosurgery, Inc.	4,225	6,507
*	Applied Genetic Technologies Corp.	28,810	152,117
	Apyx Medical Corp.	42,178	189,379
*	AquaBounty Technologies Inc.	4,606	14,048
#*	Aravive, Inc.	14,052	82,766
*	Arcus Biosciences, Inc.	17,762	349,556
*	Ardelyx, Inc.	117,663	664,796
*	Arena Pharmaceuticals, Inc.	81,180	4,983,640
#*	Arrowhead Pharmaceuticals, Inc.	32,954	1,419,329
*	Arvinas Inc.	8,273	260,600
*	Assembly Biosciences, Inc.	48,282	1,071,860
*	Assertio Holdings, Inc.	164,605	148,243

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Atara Biotherapeutics, Inc.	84,543	$1,047,488
*	AtriCure, Inc.	19,556	798,080
	Atrion Corp.	3,131	1,941,533
*	Avanos Medical, Inc.	104,456	3,203,666
	Baxter International, Inc.	235,157	20,312,862
	Becton Dickinson and Co.	143,295	40,314,615
*	Biogen, Inc.	170,985	46,967,870
*	BioMarin Pharmaceutical, Inc.	94,931	11,373,683
*	Bio-Rad Laboratories, Inc., Class A	22,945	12,043,601
*	BioSpecifics Technologies Corp.	15,041	942,469
	Bio-Techne Corp.	25,546	7,029,237
*	BioTelemetry, Inc.	55,546	2,364,038
*	Bluebird Bio, Inc.	38,230	2,320,561
*	Boston Scientific Corp.	583,794	22,516,935
	Bristol-Myers Squibb Co.	1,156,855	67,861,114
*	Brookdale Senior Living, Inc.	1,260,530	3,491,668
	Bruker Corp.	256,066	11,425,665
*	Caladrius Biosciences, Inc.	10,038	22,786
*	Calithera Biosciences, Inc.	82,572	388,088
#	Cantel Medical Corp.	68,835	3,252,454
#*	Capital Senior Living Corp.	94,573	61,274
	Cardinal Health, Inc.	291,534	15,923,587
*	Cardiovascular Systems, Inc.	29,175	889,254
*	CareDx, Inc.	1,900	63,365
#*	Castlight Health, Inc., Class B	119,969	131,966
#*	Catabasis Pharmaceuticals, Inc.	12,100	69,938
*	Catalent, Inc.	229,768	20,067,937
#*	Catalyst Biosciences, Inc.	44,310	226,424
*	Celldex Therapeutics, Inc.	65,454	673,522
*	Centene Corp.	389,338	25,404,304
	Cerner Corp.	328,799	22,835,091
*	Change Healthcare, Inc.	434,850	5,070,351
*	Charles River Laboratories International, Inc.	86,990	17,310,140
#*	Chembio Diagnostics, Inc.	12,528	69,280
	Chemed Corp.	21,802	10,730,726
*	ChemoCentryx, Inc.	22,140	1,166,999
*	Chiasma, Inc.	27,690	121,005
*	Chimerix, Inc.	137,629	428,026
*	Cigna Corp.	318,102	54,933,034
#*	Collegium Pharmaceutical, Inc.	28,620	451,624
#*	Community Health Systems, Inc.	158,801	790,829
	Computer Programs and Systems, Inc.	26,388	651,256
*	Concert Pharmaceuticals, Inc.	47,290	438,378
	CONMED Corp.	44,605	3,681,697
	Cooper Cos., Inc. (The)	41,928	11,862,689
#*	Corcept Therapeutics, Inc.	188,298	2,815,055
*	CorVel Corp.	38,331	3,046,931
#*	Corvus Pharmaceuticals, Inc.	14,435	61,204
*	Covetrus, Inc.	55,861	1,237,880
#*	CRISPR Therapeutics AG	4,036	344,917
*	Cross Country Healthcare, Inc.	87,856	569,746
*	CryoLife, Inc.	61,870	1,200,897
#*	Cumberland Pharmaceuticals, Inc.	22,381	74,529
*	Cutera, Inc.	11,803	167,957
	CVS Health Corp.	1,074,652	67,638,597
#*	Cymabay Therapeutics, Inc.	94,257	334,612
*	CytomX Therapeutics, Inc.	69,353	486,165
	Danaher Corp.	249,608	50,870,110
*	DaVita, Inc.	255,237	22,305,161

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Deciphera Pharmaceuticals, Inc.	50,131	$2,324,574
#*	Denali Therapeutics, Inc.	10,634	249,048
	DENTSPLY SIRONA, Inc.	192,315	8,577,249
*	DexCom, Inc.	37,508	16,336,234
#*	Digirad Corp.	957	2,680
*	Eagle Pharmaceuticals, Inc.	13,359	619,724
*	Edwards Lifesciences Corp.	248,746	19,504,174
*	Eiger BioPharmaceuticals, Inc.	10,178	102,289
*	Elanco Animal Health, Inc.	366,278	8,655,149
»	Elanco Animal Health, Inc.	82,237	0
*	Electromed, Inc.	5,226	86,699
	Eli Lilly and Co.	520,601	78,241,124
*	Emergent BioSolutions, Inc.	97,613	10,858,470
*	Enanta Pharmaceuticals, Inc.	32,994	1,512,775
	Encompass Health Corp.	169,770	11,557,942
*	Endo International P.L.C.	329,061	1,145,132
*	Enochian Biosciences, Inc.	1,776	6,838
	Ensign Group, Inc. (The)	95,981	4,414,166
	Envista Holdings Corp.	108,734	2,378,013
#*	Enzo Biochem, Inc.	90,789	216,078
#*	Epizyme, Inc.	63,617	880,459
#*	Evolent Health, Inc., Class A	172,017	2,003,998
#*	Exact Sciences Corp.	78,786	7,464,973
*	Exelixis, Inc.	555,409	12,824,394
#*	FibroGen, Inc.	68,318	2,764,829
*	Five Prime Therapeutics, Inc.	67,576	398,698
*	Five Star Senior Living, Inc.	36	163
*	FONAR Corp.	12,822	315,678
#*	Fulgent Genetics, Inc.	16,288	429,189
#*	G1 Therapeutics, Inc.	60,017	880,449
	Gilead Sciences, Inc.	973,084	67,658,531
*	Global Blood Therapeutics, Inc.	83,768	5,652,665
*	Globus Medical, Inc., Class A	122,860	5,919,395
*	GlycoMimetics, Inc.	70,420	277,455
*	Guardant Health, Inc.	51,611	4,396,225
*	Haemonetics Corp.	78,175	6,852,821
*	Halozyme Therapeutics, Inc.	4,663	126,787
*	Hanger, Inc.	46,743	816,133
*	Harvard Bioscience, Inc.	104,799	325,925
	HCA Healthcare, Inc.	154,248	19,533,967
*	HealthStream, Inc.	51,968	1,140,957
*	Henry Schein, Inc.	139,654	9,598,419
*	Heron Therapeutics, Inc.	16,219	264,208
#*	Heska Corp.	12,412	1,194,283
	Hill-Rom Holdings, Inc.	75,766	7,365,971
*	HMS Holdings Corp.	142,103	4,618,348
*	Hologic, Inc.	293,675	20,492,641
*	Horizon Therapeutics P.L.C.	326,256	19,963,605
	Humana, Inc.	99,729	39,138,646
#*	ICU Medical, Inc.	22,190	4,076,969
*	IDEXX Laboratories, Inc.	80,866	32,164,451
*	Illumina, Inc.	57,029	21,794,203
#*	Immunomedics, Inc.	96,785	4,087,231
*	Incyte Corp.	81,536	8,052,495
*	Infinity Pharmaceuticals, Inc.	57,909	51,249
*	InfuSystem Holdings, Inc.	25,741	314,298
#*	Innoviva, Inc.	213,696	2,894,512
#*	Inogen, Inc.	35,434	1,087,824
*	Inovalon Holdings, Inc., Class A	14,528	341,844

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Insmed, Inc.	60,642	$1,583,969
#*	Insulet Corp.	36,825	7,488,732
*	Integer Holdings Corp.	58,442	3,843,730
*	Integra LifeSciences Holdings Corp.	132,246	6,314,747
#*	Intellia Therapeutics, Inc.	81,574	1,452,833
#*	Intra-Cellular Therapies, Inc.	111,888	2,218,180
#*	IntriCon Corp.	17,092	184,594
*	Intuitive Surgical, Inc.	44,105	30,231,331
#	Invacare Corp.	125,956	886,730
#*	Ionis Pharmaceuticals, Inc.	103,810	5,975,304
*	IQVIA Holdings, Inc.	115,937	18,363,261
#*	iRadimed Corp.	1,881	41,909
*	IRIDEX Corp.	6,830	13,797
#*	Ironwood Pharmaceuticals, Inc.	138,661	1,271,521
	IVERIC bio, Inc.	18,707	75,015
*	Jazz Pharmaceuticals P.L.C.	102,245	11,068,021
	Johnson & Johnson	1,885,503	274,830,917
#*	Jounce Therapeutics, Inc.	77,356	354,290
#*	Kala Pharmaceuticals, Inc.	15,464	135,310
*	KalVista Pharmaceuticals, Inc.	19,552	192,196
#*	Karyopharm Therapeutics, Inc.	93,157	1,495,170
	Kewaunee Scientific Corp.	3,487	33,196
*	Kindred Biosciences, Inc.	65,008	213,876
*	Kiniksa Pharmaceuticals, Ltd., Class A	6,941	135,488
*	Kura Oncology, Inc.	42,808	703,764
*	Laboratory Corp. of America Holdings	94,272	18,186,954
#*	Lannett Co., Inc.	68,351	406,688
*	Lantheus Holdings, Inc.	107,979	1,455,557
#	LeMaitre Vascular, Inc.	34,567	1,013,850
*	LHC Group, Inc.	62,566	12,207,252
#*	Ligand Pharmaceuticals, Inc.	26,328	3,085,115
*	LivaNova P.L.C.	87,518	4,073,088
	Luminex Corp.	79,012	2,876,037
#*	Lumos Pharma, Inc.	950	13,509
*	MacroGenics, Inc.	81,108	2,060,143
#*	Madrigal Pharmaceuticals, Inc.	23,815	2,443,657
*	Magellan Health, Inc.	55,667	4,128,821
#*	Mallinckrodt P.L.C.	276,373	616,312
#*	Marinus Pharmaceuticals, Inc.	11,757	19,752
*	Masimo Corp.	76,860	16,918,423
	McKesson Corp.	219,006	32,885,941
*»	MedCath Corp.	11,283	0
*	MEDNAX, Inc.	186,707	3,730,406
*	Medpace Holdings, Inc.	54,695	6,527,848
	Medtronic P.L.C.	576,518	55,622,457
*	MEI Pharma, Inc.	37,625	104,409
	Merck & Co., Inc.	1,670,437	134,035,865
*	Meridian Bioscience, Inc.	80,414	1,969,339
*	Merit Medical Systems, Inc.	88,747	3,968,766
#	Merrimack Pharmaceuticals, Inc.	26,708	88,671
*	Mersana Therapeutics, Inc.	2,783	55,326
#	Mesa Laboratories, Inc.	4,842	1,147,263
*	Mettler-Toledo International, Inc.	23,187	21,679,845
#*	Minerva Neurosciences, Inc.	92,692	323,032
#*	Misonix, Inc.	2,220	27,595
*	Moderna, Inc.	123,614	9,159,797
*	Molecular Templates, Inc.	39,645	434,906
*	Molina Healthcare, Inc.	125,899	23,253,545
*	Momenta Pharmaceuticals, Inc.	159,923	4,716,129

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	MTBC, Inc.	6,608	$71,829
*	Mylan NV	601,571	9,691,309
*	MyoKardia, Inc.	8,503	766,375
*	Myriad Genetics, Inc.	141,133	1,703,475
	National HealthCare Corp.	34,730	2,060,184
	National Research Corp.	19,322	1,105,025
*	Natus Medical, Inc.	56,655	1,052,650
#*	Nektar Therapeutics	28,024	621,012
*	Neogen Corp.	57,569	4,419,572
*	NeoGenomics, Inc.	114,562	4,379,705
#	Neoleukin Therapeutics, Inc.	30,801	298,154
#*	Neurocrine Biosciences, Inc.	68,974	8,301,711
*	NextGen Healthcare, Inc.	124,918	1,826,301
#*	NGM Biopharmaceuticals, Inc.	940	17,193
#*	Novavax, Inc.	30,656	4,386,874
*	Novocure, Ltd.	44,113	3,343,324
*	NuVasive, Inc.	90,060	5,146,028
*	Omnicell, Inc.	63,105	4,435,650
*	Opiant Pharmaceuticals, Inc.	3,087	28,339
#*	OPKO Health, Inc.	332,514	1,712,447
#*	Option Care Health, Inc.	13,230	155,849
*	OraSure Technologies, Inc.	132,784	2,410,030
*	Orthofix Medical, Inc.	35,988	1,105,191
#*	OrthoPediatrics Corp.	2,923	123,321
*	Otonomy, Inc.	48,825	171,376
#*	Ovid therapeutics, Inc.	9,993	64,455
#	Owens & Minor, Inc.	182,492	2,934,471
*	Oxford Immunotec Global P.L.C.	42,990	562,309
#*	Pacira BioSciences, Inc.	42,539	2,237,977
#	Patterson Cos., Inc.	176,641	4,691,585
*	PDL BioPharma, Inc.	353,194	1,123,157
*	Pennant Group, Inc.	57,609	1,443,682
#*	Penumbra, Inc.	20,139	4,469,045
	PerkinElmer, Inc.	94,814	11,274,333
	Perrigo Co. P.L.C.	197,434	10,467,951
#*	PetIQ, Inc.	38,349	1,399,355
*	Pfenex, Inc.	42,237	299,460
	Pfizer, Inc.	3,849,222	148,118,063
	Phibro Animal Health Corp., Class A	43,519	1,009,423
*	PRA Health Sciences, Inc.	115,860	12,346,042
*	Premier, Inc., Class A	147,531	5,159,159
*	Prestige Consumer Healthcare, Inc.	109,776	4,082,569
*	Principia Biopharma, Inc.	349	29,176
*	Pro-Dex, Inc.	7,945	150,955
#»	Progenic Pharmaceuticals, Inc.	48,282	0
	ProPhase Labs, Inc.	62	106
*	Protagonist Therapeutics, Inc.	40,777	641,422
*	Prothena Corp. P.L.C.	107,278	1,313,083
*	Providence Service Corp. (The)	27,818	2,253,536
	Psychemedics Corp.	5,773	26,614
#*	PTC Therapeutics, Inc.	5,175	239,758
	Quest Diagnostics, Inc.	129,702	16,481,233
*	Quidel Corp.	67,971	19,199,768
*	R1 RCM, Inc.	28,769	393,272
*	RadNet, Inc.	69,278	1,100,827
#*	Reata Pharmaceuticals Inc., Class A	14,503	2,142,093
*	Regeneron Pharmaceuticals, Inc.	38,513	24,342,912
*	REGENXBIO, Inc.	57,160	1,891,996
*	Repligen Corp.	71,937	10,856,013

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	ResMed, Inc.	98,784	$20,004,748
*	Retrophin, Inc.	89,919	1,787,590
#*	Revance Therapeutics, Inc.	40,412	948,874
*	Rhythm Pharmaceuticals, Inc.	10,598	203,694
*	Rigel Pharmaceuticals, Inc.	238,229	547,927
#*	Rocket Pharmaceuticals, Inc.	25,122	591,121
#*	Sage Therapeutics, Inc.	38,498	1,754,354
#*	Sangamo Therapeutics, Inc.	193,885	2,099,775
*	Sarepta Therapeutics, Inc.	64,379	9,883,464
*	SeaSpine Holdings Corp.	42,767	400,727
*	Seattle Genetics, Inc.	57,589	9,575,323
*	Select Medical Holdings Corp.	276,790	5,270,082
#*	Sensus Healthcare, Inc.	9,865	28,707
#*	Sharps Compliance Corp.	8,960	68,544
#*	Shockwave Medical, Inc.	5,657	279,003
#*	Sientra, Inc.	71,924	273,311
#*	SIGA Technologies, Inc.	2,600	16,692
#	Simulations Plus, Inc.	13,194	928,858
#*	Spectrum Pharmaceuticals, Inc.	165,599	495,141
#*	Spero Therapeutics, Inc.	25,932	303,404
#*	STAAR Surgical Co.	46,043	2,679,242
	STERIS P.L.C.	82,392	13,152,235
	Stryker Corp.	140,784	27,213,547
*	Supernus Pharmaceuticals, Inc.	93,580	2,083,559
*	Surface Oncology, Inc.	900	4,689
*	Surgalign Holdings, Inc.	140,683	395,319
#*	Surgery Partners, Inc.	63,450	968,882
*	Surmodics, Inc.	23,848	1,127,772
#*	Syndax Pharmaceuticals, Inc.	40,982	578,256
*	Syneos Health, Inc.	170,630	10,645,606
*	Synlogic, Inc.	71,222	160,962
#*	Syros Pharmaceuticals, Inc.	45,196	428,910
#*	Tabula Rasa HealthCare, Inc.	11,350	637,870
#*	Tactile Systems Technology, Inc.	14,940	612,241
*	Tandem Diabetes Care, Inc.	20,684	2,160,651
*	Taro Pharmaceutical Industries, Ltd.	49,694	3,230,607
#*	Teladoc Health, Inc.	41,477	9,856,180
	Teleflex, Inc.	35,239	13,147,671
*	Tenet Healthcare Corp.	162,461	4,295,469
	Thermo Fisher Scientific, Inc.	170,246	70,473,332
#*	Tivity Health, Inc.	85,772	1,125,329
#*	Triple-S Management Corp., Class B	60,055	1,168,670
#*	Ultragenyx Pharmaceutical, Inc.	23,738	1,855,362
*	United Therapeutics Corp.	119,204	13,287,670
	UnitedHealth Group, Inc.	577,060	174,722,227
	Universal Health Services, Inc., Class B	131,508	14,452,729
#	US Physical Therapy, Inc.	19,315	1,604,304
	Utah Medical Products, Inc.	6,686	544,909
*	Vanda Pharmaceuticals, Inc.	89,127	898,400
*	Varex Imaging Corp.	64,112	1,005,276
*	Varian Medical Systems, Inc.	69,657	9,941,447
#*	VBI Vaccines, Inc.	6,513	26,508
*	Veeva Systems, Inc., Class A	54,264	14,356,626
#*	Verastem, Inc.	73,481	98,465
*	Vericel Corp.	34,242	564,651
*	Vertex Pharmaceuticals, Inc.	108,448	29,497,856
#*	Vocera Communications, Inc.	11,523	354,563
*	Waters Corp.	46,656	9,944,726
	West Pharmaceutical Services, Inc.	77,794	20,916,473

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Wright Medical Group NV	100,263	$3,009,895
#*	XBiotech, Inc.	1,680	24,427
#*	Xencor, Inc.	90,009	2,708,371
#*	Xenon Pharmaceuticals, Inc.	4,086	44,660
	Zimmer Biomet Holdings, Inc.	162,348	21,894,251
	Zoetis, Inc.	358,270	54,342,394
*	Zogenix, Inc.	68,863	1,638,251
*	Zynerba Pharmaceuticals, Inc.	7,495	28,106
TOTAL HEALTH CARE			3,282,226,686
INDUSTRIALS — (11.5%)
	3M Co.	495,848	74,610,249
	AAON, Inc.	80,219	4,752,976
	AAR Corp.	77,483	1,334,257
	ABM Industries, Inc.	143,684	5,158,256
*	Acacia Research Corp.	41,555	164,558
	ACCO Brands Corp.	224,566	1,464,170
	Acme United Corp.	3,771	81,718
	Acuity Brands, Inc.	73,515	7,285,336
	ADT, Inc.	163,792	1,410,249
#*	Advanced Disposal Services, Inc.	136,482	4,116,297
	Advanced Drainage Systems, Inc.	120,704	5,914,496
*	AECOM	262,221	9,489,778
*	Aegion Corp.	66,443	1,024,551
#*	Aerojet Rocketdyne Holdings, Inc.	154,966	6,392,347
*	Aerovironment, Inc.	39,958	3,058,785
	AGCO Corp.	153,388	10,066,854
	Air Lease Corp.	233,162	6,113,508
*	Air T, Inc.	3,463	42,041
*	Air Transport Services Group, Inc.	160,541	3,912,384
#	Alamo Group, Inc.	22,524	2,322,450
	Alaska Air Group, Inc.	261,756	9,014,877
	Albany International Corp., Class A	56,720	2,727,098
	Allegiant Travel Co.	35,524	3,979,754
	Allegion P.L.C.	88,656	8,817,726
	Allied Motion Technologies, Inc.	20,720	781,144
	Allison Transmission Holdings, Inc.	246,474	9,208,269
#*	Alpha Pro Tech, Ltd.	8,900	193,753
	Altra Industrial Motion Corp.	81,648	2,794,811
	AMERCO	35,308	11,218,095
*	Ameresco, Inc., Class A	50,423	1,395,709
#	American Airlines Group, Inc.	347,984	3,869,582
#*	American Superconductor Corp.	24,704	229,747
*	American Woodmark Corp.	39,482	3,183,039
	AMETEK, Inc.	222,520	20,749,990
*	AMREP Corp.	6,773	30,208
#	AO Smith Corp.	213,506	10,278,179
	Apogee Enterprises, Inc.	57,526	1,241,986
	Applied Industrial Technologies, Inc.	67,945	4,288,688
	ARC Document Solutions, Inc.	85,326	83,662
	ArcBest Corp.	41,022	1,246,659
	Arcosa, Inc.	102,487	4,327,001
#	Argan, Inc.	35,110	1,506,219
*	Armstrong Flooring, Inc.	90,056	267,466
	Armstrong World Industries, Inc.	87,624	6,242,334
*	ASGN, Inc.	92,225	6,313,723
	Astec Industries, Inc.	50,844	2,262,050
*	Astronics Corp.	44,092	383,600
*	Astronics Corp., Class B	10,587	91,313

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Atkore International Group, Inc.	102,243	$2,726,821
*	Atlas Air Worldwide Holdings, Inc.	62,101	3,234,220
*	Avalon Holdings Corp., Class A	6,700	11,658
#*	Avis Budget Group, Inc.	150,112	3,887,901
*	Axon Enterprise, Inc.	61,535	5,115,405
	AZZ, Inc.	58,019	1,832,240
	Barnes Group, Inc.	98,852	3,644,673
	Barrett Business Services, Inc.	18,247	961,252
*	Beacon Roofing Supply, Inc.	142,508	4,440,549
#	BG Staffing, Inc.	22,090	200,577
*	Blue Bird Corp.	9,063	113,559
*	BMC Stock Holdings, Inc.	146,820	3,758,592
	Boeing Co. (The)	293,933	46,441,414
	Brady Corp., Class A	85,667	3,938,112
	Brink's Co. (The)	59,845	2,654,126
*	Broadwind, Inc.	61,900	286,597
*	Builders FirstSource, Inc.	289,196	6,851,053
	BWX Technologies, Inc.	127,681	6,961,168
*	CAI International, Inc.	49,942	859,502
	Carlisle Cos., Inc.	80,867	9,629,642
	Carrier Global Corp.	568,981	15,499,042
*	Casella Waste Systems, Inc., Class A	57,254	3,172,444
	Caterpillar, Inc.	589,122	78,282,531
*	CBIZ, Inc.	101,190	2,446,774
*	CECO Environmental Corp.	68,343	457,898
#	CH Robinson Worldwide, Inc.	154,886	14,515,916
*	Chart Industries, Inc.	79,337	5,436,965
#	Chicago Rivet & Machine Co.	474	10,065
#*	Cimpress P.L.C.	39,042	3,904,200
	Cintas Corp.	107,742	32,524,078
*	CIRCOR International, Inc.	44,963	1,178,930
*	Civeo Corp.	185,586	154,036
*	Clean Harbors, Inc.	120,879	7,204,388
#*	Colfax Corp.	190,894	5,551,198
	Columbus McKinnon Corp.	45,169	1,496,449
	Comfort Systems USA, Inc.	76,089	3,782,384
*	Commercial Vehicle Group, Inc.	65,721	153,787
	CompX International, Inc.	5,126	70,893
*	Construction Partners, Inc., Class A	67,152	1,111,366
	Copa Holdings SA, Class A	55,407	2,296,066
*	Copart, Inc.	177,103	16,514,855
	CoreLogic, Inc.	174,810	11,915,050
#*	Cornerstone Building Brands, Inc.	160,128	907,926
	Costamare, Inc.	192,002	873,609
*	CoStar Group, Inc.	17,775	15,104,484
	Covanta Holding Corp.	253,383	2,493,289
*	Covenant Logistics Group, Inc.	45,000	758,250
#*	CPI Aerostructures, Inc.	14,667	47,961
	CRA International, Inc.	15,631	652,907
	Crane Co.	100,986	5,712,778
	CSW Industrials, Inc.	33,083	2,209,614
	CSX Corp.	605,021	43,162,198
#	Cubic Corp.	62,316	2,617,272
	Cummins, Inc.	206,674	39,941,817
	Curtiss-Wright Corp.	90,646	8,078,372
#*	Daseke, Inc.	9,684	40,382
	Deere & Co.	240,397	42,384,395
	Delta Air Lines, Inc.	813,430	20,311,347
	Deluxe Corp.	72,059	2,034,226

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	DLH Holdings Corp.	17,566	$178,471
	Donaldson Co., Inc.	244,659	11,826,816
	Douglas Dynamics, Inc.	52,240	1,846,684
	Dover Corp.	157,482	16,209,622
*	Ducommun, Inc.	24,955	897,132
*	DXP Enterprises, Inc.	35,665	602,025
#*	Dycom Industries, Inc.	80,481	3,447,001
#*	Eagle Bulk Shipping, Inc.	109,333	265,679
	Eastern Co. (The)	10,629	173,359
	Eaton Corp. P.L.C.	255,959	23,837,462
*	Echo Global Logistics, Inc.	72,110	1,807,437
	EMCOR Group, Inc.	124,882	8,554,417
	Emerson Electric Co.	508,871	31,555,091
	Encore Wire Corp.	47,021	2,359,984
	Enerpac Tool Group Corp.	116,805	2,207,614
	EnerSys	81,140	5,457,476
	Ennis, Inc.	54,680	945,964
	EnPro Industries, Inc.	46,309	2,210,329
	Equifax, Inc.	67,418	10,959,470
	ESCO Technologies, Inc.	42,804	3,678,576
	Espey Manufacturing & Electronics Corp.	1,489	27,740
*	EVI Industries, Inc.	100	2,528
*	Evoqua Water Technologies Corp.	35,098	674,935
#*	ExOne Co. (The)	6,834	59,866
	Expeditors International of Washington, Inc.	158,007	13,353,172
	Exponent, Inc.	78,077	6,563,153
	Fastenal Co.	497,576	23,405,975
	Federal Signal Corp.	131,886	4,076,596
	FedEx Corp.	242,745	40,878,258
	Flowserve Corp.	217,411	6,059,245
	Fluor Corp.	87,863	895,324
*	Forrester Research, Inc.	33,301	1,169,198
	Fortive Corp.	210,263	14,758,360
	Fortune Brands Home & Security, Inc.	241,697	18,489,820
	Forward Air Corp.	57,094	2,968,317
*	Franklin Covey Co.	20,263	366,558
	Franklin Electric Co., Inc.	82,495	4,458,855
*	FreightCar America, Inc.	18,523	29,637
*	FTI Consulting, Inc.	73,295	8,754,355
#	GATX Corp.	70,939	4,326,570
	Genco Shipping & Trading, Ltd.	92,289	626,642
*	Gencor Industries, Inc.	20,887	250,017
#*	Generac Holdings, Inc.	108,666	17,123,588
	General Dynamics Corp.	159,760	23,443,182
	General Electric Co.	4,049,897	24,582,875
*	Gibraltar Industries, Inc.	55,421	2,866,374
*	GMS, Inc.	102,428	2,399,888
#*	Golden Ocean Group, Ltd.	12,367	47,489
*	Goldfield Corp. (The)	58,411	227,219
	Gorman-Rupp Co. (The)	58,116	1,758,590
*	GP Strategies Corp.	32,282	239,855
	Graco, Inc.	261,130	13,902,561
#	GrafTech International, Ltd.	190,704	1,157,573
	Graham Corp.	16,735	220,233
#	Granite Construction, Inc.	94,065	1,595,342
*	Great Lakes Dredge & Dock Corp.	261,635	2,187,269
	Greenbrier Cos., Inc. (The)	70,478	1,813,399
	Griffon Corp.	103,756	2,372,900
	H&E Equipment Services, Inc.	99,182	1,744,611

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Harsco Corp.	175,798	$2,805,736
	Hawaiian Holdings, Inc.	122,238	1,453,410
*	HD Supply Holdings, Inc.	355,464	12,476,786
	Healthcare Services Group, Inc.	89,501	2,344,031
	Heartland Express, Inc.	178,954	3,630,082
#	HEICO Corp.	45,609	4,383,937
	HEICO Corp., Class A	88,577	6,780,569
	Heidrick & Struggles International, Inc.	50,473	1,021,069
	Helios Technologies, Inc.	67,385	2,549,175
*	Herc Holdings, Inc.	80,561	2,702,016
*	Heritage-Crystal Clean, Inc.	40,929	570,141
	Herman Miller, Inc.	137,825	3,229,240
#	Hexcel Corp.	178,905	6,673,156
*	Hill International, Inc.	120,311	174,451
	Hillenbrand, Inc.	165,926	4,850,017
	HNI Corp.	94,785	2,815,114
	Honeywell International, Inc.	463,667	69,257,940
*	Houston Wire & Cable Co.	26,484	66,475
	Howmet Aerospace, Inc.	502,344	7,424,644
*	Hub Group, Inc., Class A	71,789	3,797,638
	Hubbell, Inc.	109,724	14,809,448
*	Hudson Global, Inc.	18,960	176,518
	Huntington Ingalls Industries, Inc.	68,352	11,873,426
	Hurco Cos., Inc.	16,016	444,284
*	Huron Consulting Group, Inc.	44,751	2,135,518
#*	Huttig Building Products, Inc.	2,588	5,797
#	Hyster-Yale Materials Handling, Inc.	28,642	1,068,633
*	IAA, Inc.	202,167	8,763,939
	ICF International, Inc.	35,088	2,372,300
	IDEX Corp.	74,100	12,213,162
*	IES Holdings, Inc.	6,920	164,904
	Illinois Tool Works, Inc.	230,878	42,710,121
*	Ingersoll Rand, Inc.	386,990	12,225,014
*	InnerWorkings, Inc.	195,534	537,719
*	Innovative Solutions & Support, Inc.	12,502	63,135
#	Insperity, Inc.	52,909	3,537,496
	Insteel Industries, Inc.	47,339	882,399
	Interface, Inc.	155,064	1,237,411
	ITT, Inc.	157,372	9,085,086
	Jacobs Engineering Group, Inc.	113,205	9,662,047
	JB Hunt Transport Services, Inc.	107,434	13,901,960
*	JELD-WEN Holding, Inc.	218,093	4,274,623
*	JetBlue Airways Corp.	589,928	6,099,856
#	John Bean Technologies Corp.	62,665	5,875,470
	Johnson Controls International P.L.C.	581,385	22,371,695
	Kadant, Inc.	23,984	2,602,504
	Kaman Corp.	54,331	2,145,531
	Kansas City Southern	97,927	16,828,755
#	KAR Auction Services, Inc.	268,624	4,064,281
	Kelly Services, Inc., Class A	80,405	1,190,798
	Kelly Services, Inc., Class B	319	4,956
	Kennametal, Inc.	179,364	4,835,653
	Kforce, Inc.	62,701	1,808,297
	Kimball International, Inc., Class B	97,756	1,069,451
*	Kirby Corp.	103,353	4,779,043
#	Knight-Swift Transportation Holdings, Inc.	278,609	12,116,705
	Knoll, Inc.	118,201	1,384,134
	Korn Ferry	119,716	3,364,020
*	Kratos Defense & Security Solutions, Inc.	175,939	3,168,661

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	L3Harris Technologies, Inc.	116,137	$19,549,341
#	Landstar System, Inc.	74,428	9,063,842
*	Lawson Products, Inc.	15,719	469,684
*	LB Foster Co., Class A	20,276	285,081
	Lennox International, Inc.	38,309	10,272,175
#*	Limbach Holdings, Inc.	8,154	30,333
	Lincoln Electric Holdings, Inc.	110,830	10,017,924
#	Lindsay Corp.	18,041	1,749,436
	Lockheed Martin Corp.	190,391	72,152,477
*	LS Starrett Co. (The), Class A	119,300	382,953
	LSI Industries, Inc.	75,680	443,485
*	Lydall, Inc.	33,553	543,559
	Macquarie Infrastructure Corp.	117,892	3,532,044
*	Manitex International, Inc.	31,987	144,261
*	Manitowoc Co., Inc. (The)	76,137	811,620
	ManpowerGroup, Inc.	110,436	7,596,892
	Marten Transport, Ltd.	120,053	3,195,811
	Masco Corp.	197,506	11,289,443
*	Masonite International Corp.	53,770	4,535,499
#*	MasTec, Inc.	187,225	7,447,810
*	Mastech Digital, Inc.	14,713	316,330
	Matson, Inc.	104,665	3,811,899
	Matthews International Corp., Class A	59,295	1,280,772
	McGrath RentCorp	52,725	3,059,104
*	Mercury Systems, Inc.	79,052	6,120,996
*	Meritor, Inc.	199,431	4,537,055
*	Mesa Air Group, Inc.	55,281	171,371
*	Middleby Corp. (The)	89,166	7,406,128
	Miller Industries, Inc.	14,667	415,809
*	Mistras Group, Inc.	55,118	194,567
	Moog, Inc., Class A	62,169	3,339,719
*	Morgan Group Holding Co.	126	1,560
*	MRC Global, Inc.	155,219	923,553
#	MSA Safety, Inc.	60,905	7,219,070
	MSC Industrial Direct Co., Inc., Class A	93,907	6,198,801
	Mueller Industries, Inc.	123,214	3,445,063
	Mueller Water Products, Inc., Class A	341,632	3,457,316
*	MYR Group, Inc.	44,187	1,620,337
	National Presto Industries, Inc.	14,955	1,277,007
*	Navistar International Corp.	165,801	5,310,606
	Nielsen Holdings P.L.C.	515,295	7,435,707
	NL Industries, Inc.	260,217	952,394
#	NN, Inc.	97,295	511,772
	Nordson Corp.	62,735	12,147,378
	Norfolk Southern Corp.	193,248	37,144,198
	Northrop Grumman Corp.	116,050	37,717,410
*	Northwest Pipe Co.	9,070	225,390
*	NOW, Inc.	240,707	1,896,771
#*	NV5 Global, Inc.	22,888	1,298,665
	nVent Electric P.L.C.	241,846	4,391,923
	Old Dominion Freight Line, Inc.	197,561	36,118,102
#	Omega Flex, Inc.	5,588	680,339
#*	Orion Energy Systems, Inc.	5,003	19,812
*	Orion Group Holdings, Inc.	89,216	256,942
	Oshkosh Corp.	142,318	11,203,273
	Otis Worldwide Corp.	270,834	16,992,125
	Owens Corning	199,295	12,051,369
	PACCAR, Inc.	484,338	41,207,477
*	PAM Transportation Services, Inc.	15,596	437,624

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Pangaea Logistics Solutions, Ltd.	45,179	$92,165
	Park Aerospace Corp.	47,012	506,789
	Parker-Hannifin Corp.	179,623	32,138,147
	Park-Ohio Holdings Corp.	25,074	361,567
	Patrick Industries, Inc.	61,107	3,907,793
	Patriot Transportation Holding, Inc.	3,354	30,220
	Pentair P.L.C.	318,645	13,653,938
*	Performant Financial Corp.	82,601	48,735
*	Perma-Fix Environmental Services	9,203	64,697
*	Perma-Pipe International Holdings, Inc.	8,588	50,755
*	PGT Innovations, Inc.	147,612	2,519,737
*	PICO Holdings, Inc.	36,080	292,970
#	Pitney Bowes, Inc.	269,397	899,786
	Powell Industries, Inc.	30,198	801,757
	Preformed Line Products Co.	9,850	485,211
	Primoris Services Corp.	136,602	2,189,730
*	Proto Labs, Inc.	39,420	4,735,130
#	Quad/Graphics, Inc.	95,296	296,371
	Quanex Building Products Corp.	72,949	1,024,933
	Quanta Services, Inc.	290,156	11,597,535
*	Radiant Logistics, Inc.	103,930	441,703
	Raven Industries, Inc.	60,903	1,316,114
	Raytheon Technologies Corp.	1,173,151	66,494,199
*	RBC Bearings, Inc.	37,463	4,586,220
*	RCM Technologies, Inc.	7,192	11,004
#*	Red Violet, Inc.	3,537	54,151
	Regal Beloit Corp.	87,071	8,007,920
	Republic Services, Inc.	263,376	22,979,556
*	Resideo Technologies, Inc.	85,646	1,137,379
	Resources Connection, Inc.	70,202	793,283
	REV Group, Inc.	120,030	780,195
	Rexnord Corp.	221,032	6,403,297
	Robert Half International, Inc.	246,238	12,526,127
	Rockwell Automation, Inc.	112,334	24,504,539
#	Rollins, Inc.	207,959	10,897,052
	Roper Technologies, Inc.	50,743	21,943,810
	Rush Enterprises, Inc., Class A	73,502	3,497,225
	Rush Enterprises, Inc., Class B	7,381	293,764
	Ryder System, Inc.	144,767	5,302,815
*	Saia, Inc.	57,953	6,922,486
	Schneider National, Inc., Class B	162,889	4,093,401
	Scorpio Bulkers, Inc.	14,946	219,108
*	Sensata Technologies Holding P.L.C.	339,026	12,876,207
	Servotronics, Inc.	389	3,236
	Shyft Group, Inc. (The)	72,868	1,375,748
*	SIFCO Industries, Inc.	3,251	12,386
	Simpson Manufacturing Co., Inc.	77,914	7,523,376
#*	SiteOne Landscape Supply, Inc.	61,370	7,857,201
	SkyWest, Inc.	125,067	3,290,513
	Snap-on, Inc.	95,887	13,987,037
	Southwest Airlines Co.	630,962	19,490,416
*	SP Plus Corp.	50,772	806,767
	Spirit AeroSystems Holdings, Inc., Class A	180,727	3,536,827
#*	Spirit Airlines, Inc.	155,695	2,461,538
*	SPX Corp.	80,175	3,367,350
*	SPX FLOW, Inc.	94,518	3,788,281
	Standex International Corp.	25,488	1,364,882
	Stanley Black & Decker, Inc.	149,484	22,918,887
	Steelcase, Inc., Class A	198,939	2,134,615

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Stericycle, Inc.	143,757	$8,687,954
*	Sterling Construction Co., Inc.	62,906	647,932
#*	Sunrun, Inc.	264,505	9,704,688
	Systemax, Inc.	77,237	1,730,881
*	Taylor Devices, Inc.	100	1,006
*	Team, Inc.	65,802	259,918
*	Teledyne Technologies, Inc.	28,230	8,658,141
	Tennant Co.	40,756	2,715,165
	Terex Corp.	151,579	2,857,264
	Tetra Tech, Inc.	91,821	8,139,932
*	Textainer Group Holdings, Ltd.	122,402	1,033,073
	Textron, Inc.	363,173	12,689,265
*	Thermon Group Holdings, Inc.	63,420	859,341
	Timken Co. (The)	152,992	6,985,615
	Titan International, Inc.	231,838	345,439
*	Titan Machinery, Inc.	49,817	541,262
	Toro Co. (The)	146,278	10,436,935
#*	TPI Composites, Inc.	66,289	1,695,673
	Trane Technologies P.L.C.	217,326	24,312,260
*	Transcat, Inc.	16,002	446,456
	TransDigm Group, Inc.	38,811	16,750,051
	TransUnion	148,725	13,321,298
#*	Trex Co., Inc.	70,940	9,884,070
*	TriMas Corp.	95,214	2,228,008
*	TriNet Group, Inc.	123,118	8,125,788
#	Trinity Industries, Inc.	253,963	4,959,897
	Triton International, Ltd.	159,067	5,005,838
	Triumph Group, Inc.	68,871	466,945
*	TrueBlue, Inc.	80,053	1,235,218
#*	Tutor Perini Corp.	113,429	1,335,059
*	Twin Disc, Inc.	24,297	142,380
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	316,872
	UFP Industries, Inc.	111,246	6,476,742
*	Ultralife Corp.	26,332	186,957
	UniFirst Corp.	26,576	4,955,892
	Union Pacific Corp.	516,056	89,458,308
*	United Airlines Holdings, Inc.	502,815	15,778,335
	United Parcel Service, Inc., Class B	506,541	72,313,793
*	United Rentals, Inc.	148,882	23,131,796
*	Univar Solutions, Inc.	262,523	4,638,781
	Universal Logistics Holdings, Inc.	68,416	1,256,802
#*	Upwork, Inc.	78,329	1,176,502
	US Ecology, Inc.	48,288	1,674,628
*	USA Truck, Inc.	19,734	192,801
	Valmont Industries, Inc.	37,586	4,555,423
*	Vectrus, Inc.	21,780	958,102
	Verisk Analytics, Inc.	93,252	17,597,585
*	Veritiv Corp.	59,822	915,875
	Viad Corp.	38,633	558,633
*	Vicor Corp.	31,055	2,530,051
*	Virco Manufacturing Corp.	14,468	32,119
*	Volt Information Sciences, Inc.	247,045	323,629
	VSE Corp.	27,479	772,984
#	Wabash National Corp.	121,453	1,383,350
	Waste Management, Inc.	314,321	34,449,582
#	Watsco, Inc.	50,740	11,978,192
	Watsco, Inc., Class B	2,268	537,493
	Watts Water Technologies, Inc., Class A	47,397	3,976,134
#*	Welbilt, Inc.	187,572	1,140,438

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Werner Enterprises, Inc.	179,247	$7,884,179
*	WESCO International, Inc.	112,876	4,387,490
	Westinghouse Air Brake Technologies Corp.	160,063	9,954,318
#*	Willdan Group, Inc.	18,461	455,248
*	Willis Lease Finance Corp.	4,420	86,190
*	WillScot Mobile Mini Holdings Corp.	418,008	6,295,200
#	Woodward, Inc.	107,400	8,048,556
	WW Grainger, Inc.	63,081	21,544,054
#*	XPO Logistics, Inc.	216,042	16,207,471
	Xylem, Inc.	138,531	10,109,992
*	YRC Worldwide, Inc.	50,565	137,537
TOTAL INDUSTRIALS			2,918,348,971
INFORMATION TECHNOLOGY — (24.5%)
#*	2U, Inc.	12,839	604,653
#*	3D Systems Corp.	195,732	1,289,874
*	Acacia Communications, Inc.	66,886	4,546,910
	Accenture P.L.C., Class A	449,468	101,031,417
*	ACI Worldwide, Inc.	195,643	5,241,276
#*	ACM Research, Inc., Class A	11,326	1,086,616
#*	ADDvantage Technologies Group, Inc.	3,642	8,085
*	Adobe, Inc.	257,391	114,363,969
	ADTRAN, Inc.	208,659	2,591,545
*	Advanced Energy Industries, Inc.	63,206	4,650,065
*	Advanced Micro Devices, Inc.	588,655	45,579,557
*	Agilysys, Inc.	33,661	705,535
*	Airgain, Inc.	10,681	136,717
*	Akamai Technologies, Inc.	159,784	17,966,113
*	Alarm.com Holdings, Inc.	53,436	3,742,657
*	Alithya Group, Inc., Class A	19,215	30,936
	Alliance Data Systems Corp.	81,515	3,616,005
*	Alpha & Omega Semiconductor, Ltd.	72,667	791,344
#*	Altair Engineering, Inc., Class A	13,164	530,509
#*	Alteryx, Inc., Class A	18,008	3,160,224
*	Ambarella, Inc.	49,679	2,249,465
	Amdocs, Ltd.	148,537	9,224,148
	American Software, Inc., Class A	48,020	790,889
*	Amkor Technology, Inc.	623,692	8,479,093
	Amphenol Corp., Class A	190,366	20,133,108
*	Amtech Systems, Inc.	28,269	145,585
	Analog Devices, Inc.	203,084	23,324,197
*	Anaplan, Inc.	43,388	1,970,249
*	ANSYS, Inc.	52,930	16,440,058
#*	Appfolio, Inc., Class A	18,375	2,558,167
	Apple, Inc.	3,156,114	1,341,474,695
	Applied Materials, Inc.	635,640	40,890,721
#*	Applied Optoelectronics, Inc.	18,185	258,409
*	Arista Networks, Inc.	59,322	15,410,076
*	Arlo Technologies, Inc.	157,024	662,641
*	Arrow Electronics, Inc.	121,388	8,693,809
*	Aspen Technology, Inc.	82,932	8,065,966
	AstroNova, Inc.	10,455	71,930
#*	Asure Software, Inc.	18,562	119,725
#*	Atlassian Corp. P.L.C., Class A	26,265	4,639,712
*	Autodesk, Inc.	118,624	28,046,272
	Automatic Data Processing, Inc.	341,430	45,379,461
*	Avalara, Inc.	35,054	4,713,010
#*	Avaya Holdings Corp.	213,248	2,699,720
*	Aviat Networks, Inc.	23,856	489,048

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Avid Technology, Inc.	61,557	$506,614
	Avnet, Inc.	205,482	5,490,479
*	Aware, Inc.	26,185	77,769
*	Axcelis Technologies, Inc.	68,764	2,023,037
*	AXT, Inc.	92,451	442,840
	Badger Meter, Inc.	51,012	3,193,351
	Bel Fuse, Inc., Class A	1,700	19,550
	Bel Fuse, Inc., Class B	19,194	234,167
	Belden, Inc.	91,241	2,883,216
	Benchmark Electronics, Inc.	78,535	1,598,973
*	BK Technologies Corp.	6,762	21,165
*	Black Knight, Inc.	116,435	8,723,310
#	Blackbaud, Inc.	60,698	3,796,053
	Booz Allen Hamilton Holding Corp.	163,920	13,402,099
*	Bottomline Technologies De, Inc.	37,717	1,820,222
*	Brightcove, Inc.	5,100	53,958
	Broadcom, Inc.	245,375	77,722,531
	Broadridge Financial Solutions, Inc.	136,902	18,391,415
»	BroadVision, Inc.	3,362	14,843
	Brooks Automation, Inc.	120,194	6,544,563
*	BSQUARE Corp.	17,115	25,330
	Cabot Microelectronics Corp.	50,111	7,552,730
*	CACI International, Inc., Class A	48,571	10,094,025
*	Cadence Design Systems, Inc.	220,152	24,051,606
*	CalAmp Corp.	69,460	547,345
*	Calix, Inc.	102,448	2,101,208
#*	Cardtronics P.L.C., Class A	113,742	2,539,859
	Cass Information Systems, Inc.	28,092	1,006,536
	CDK Global, Inc.	183,347	8,334,955
	CDW Corp.	140,831	16,371,604
#	Cerence, Inc.	63,456	2,516,665
#*	Ceridian HCM Holding, Inc.	57,326	4,488,053
*	CEVA, Inc.	34,538	1,388,428
*	ChannelAdvisor Corp.	39,118	796,834
*	Ciena Corp.	268,852	15,999,383
*	Cirrus Logic, Inc.	100,651	6,897,613
	Cisco Systems, Inc.	2,936,627	138,315,132
	Citrix Systems, Inc.	110,955	15,839,936
*	Clearfield, Inc.	16,592	309,275
*	ClearOne, Inc.	8,800	20,592
*	Coda Octopus Group, Inc.	10,231	59,033
	Cognex Corp.	88,415	5,912,311
	Cognizant Technology Solutions Corp., Class A	393,165	26,861,033
*	Coherent, Inc.	39,119	5,430,891
	Cohu, Inc.	89,440	1,684,155
#*	CommScope Holding Co., Inc.	105,121	975,523
	Communications Systems, Inc.	21,690	105,196
*	CommVault Systems, Inc.	30,682	1,352,463
*	Computer Task Group, Inc.	36,939	178,415
	Comtech Telecommunications Corp.	58,105	954,084
*	Conduent, Inc.	421,559	805,178
*	Cornerstone OnDemand, Inc.	33,109	1,175,701
	Corning, Inc.	759,300	23,538,300
#*	Coupa Software, Inc.	26,453	8,106,522
*	Cree, Inc.	183,811	12,668,254
	CSG Systems International, Inc.	75,908	3,198,004
	CSP, Inc.	1,909	14,203
	CTS Corp.	62,834	1,247,883
*	CyberOptics Corp.	12,288	483,533

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Daktronics, Inc.	104,785	$436,953
*	DASAN Zhone Solutions, Inc.	39,128	395,584
*	Data I/O Corp.	13,075	49,031
*	Dell Technologies, Inc., Class C	102,221	6,115,882
*	Digi International, Inc.	61,587	746,434
*	Digital Turbine, Inc.	71,207	988,353
*	Diodes, Inc.	107,245	5,517,755
*	DocuSign, Inc.	69,760	15,126,061
	Dolby Laboratories, Inc., Class A	101,883	7,091,057
*	Dropbox, Inc., Class A	136,620	3,108,105
*	DSP Group, Inc.	43,888	651,737
	DXC Technology Co.	371,237	6,648,855
#	Ebix, Inc.	57,751	1,273,698
*	EchoStar Corp., Class A	87,983	2,401,936
*	eGain Corp.	26,387	261,495
*	Elastic N.V.	37,036	3,562,493
*	EMCORE Corp.	47,148	165,018
*	Endurance International Group Holdings, Inc.	225,568	1,278,971
#*	Enphase Energy Inc.	89,879	5,425,096
	Entegris, Inc.	228,962	16,464,657
*	Envestnet, Inc.	47,975	3,895,570
*	EPAM Systems, Inc.	29,979	8,696,308
*	ePlus, Inc.	31,035	2,313,349
*	Euronet Worldwide, Inc.	91,115	8,759,796
#*	Everbridge, Inc.	7,700	1,099,560
	EVERTEC, Inc.	109,902	3,412,457
*	Evo Payments, Inc., Class A	33,014	749,088
*	ExlService Holdings, Inc.	60,395	3,868,904
*	F5 Networks, Inc.	73,790	10,028,061
*	Fabrinet	62,713	4,554,845
*	Fair Isaac Corp.	27,636	12,137,455
*	FARO Technologies, Inc.	33,869	2,026,382
	Fidelity National Information Services, Inc.	354,353	51,845,387
*	FireEye, Inc.	89,220	1,347,222
#*	First Solar, Inc.	165,627	9,863,088
*	Fiserv, Inc.	247,844	24,732,353
#*	Fitbit, Inc., Class A	498,643	3,261,125
*	Five9, Inc.	16,728	2,021,077
*	FleetCor Technologies, Inc.	91,416	23,637,435
*	Flex, Ltd.	1,019,030	11,708,655
	FLIR Systems, Inc.	226,269	9,426,367
*	FormFactor, Inc.	125,085	3,607,451
*	Fortinet, Inc.	117,534	16,254,952
*	Frequency Electronics, Inc.	11,552	120,949
*	Gartner, Inc.	80,736	10,062,935
*	Genasys, Inc.	28,220	118,524
	Genpact, Ltd.	324,927	12,938,593
	Global Payments, Inc.	179,188	31,899,048
	GlobalSCAPE, Inc.	22,654	215,893
*	Globant SA	52,948	9,156,827
*	GoDaddy, Inc., Class A	109,951	7,727,356
*	GSE Systems, Inc.	10,738	10,094
*	GSI Technology, Inc.	38,386	219,568
#*	GTT Communications, Inc.	101,485	639,355
#*	Guidewire Software, Inc.	54,204	6,377,643
	Hackett Group, Inc. (The)	73,423	1,012,503
#*	Harmonic, Inc.	189,187	1,055,663
	Hewlett Packard Enterprise Co.	1,443,569	14,248,026
	HP, Inc.	867,899	15,257,664

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	HubSpot, Inc.	27,290	$6,402,507
#*	I3 Verticals, Inc., Class A	1,200	29,016
*	Ichor Holdings, Ltd.	38,178	1,253,002
*	Identiv, Inc.	15,673	80,246
*	IEC Electronics Corp.	12,501	112,509
#*	II-VI, Inc.	174,598	8,855,611
#*	Immersion Corp.	73,998	499,486
#*	Infinera Corp.	309,573	2,442,531
*	Information Services Group, Inc.	73,262	150,187
*	Innodata, Inc.	35,954	47,819
*	Inphi Corp.	49,462	6,462,705
#*	Inseego Corp.	23,600	318,128
*	Insight Enterprises, Inc.	77,307	3,852,981
	Intel Corp.	4,096,932	195,546,564
	InterDigital, Inc.	49,658	2,980,473
	International Business Machines Corp.	768,190	94,441,279
*	inTEST Corp.	11,556	53,967
*	Intevac, Inc.	37,250	220,520
	Intuit, Inc.	151,749	46,491,341
*	IPG Photonics Corp.	69,066	12,363,505
*	Issuer Direct Corp.	1,400	20,972
*	Iteris, Inc.	49,178	228,186
*	Itron, Inc.	65,936	4,586,508
#*	j2 Global, Inc.	100,702	5,711,817
	Jabil, Inc.	408,354	14,235,220
	Jack Henry & Associates, Inc.	57,952	10,332,842
	Juniper Networks, Inc.	345,665	8,772,978
	KBR, Inc.	310,213	6,899,137
*	Key Tronic Corp.	11,279	76,359
*	Keysight Technologies, Inc.	198,454	19,823,570
*	Kimball Electronics, Inc.	24,551	326,037
	KLA Corp.	150,299	30,034,249
*	Knowles Corp.	203,206	3,100,924
	Kulicke & Soffa Industries, Inc.	134,547	3,188,764
*	KVH Industries, Inc.	31,726	257,615
	Lam Research Corp.	126,288	47,630,782
*	Lantronix, Inc.	13,349	53,396
*	Lattice Semiconductor Corp.	170,297	5,294,534
	Leidos Holdings, Inc.	198,992	18,936,079
*	LGL Group, Inc. (The)	1,687	14,728
*	Limelight Networks, Inc.	175,677	1,101,495
	Littelfuse, Inc.	40,697	7,229,822
*	LiveRamp Holdings, Inc.	108,125	4,927,256
	LogMeIn, Inc.	95,758	8,216,994
#*	Lumentum Holdings, Inc.	83,057	7,710,181
*	Luna Innovations, Inc.	49,988	283,432
#*	MACOM Technology Solutions Holdings, Inc.	143,406	6,060,338
#*	MagnaChip Semiconductor Corp.	57,288	651,937
*	Manhattan Associates, Inc.	74,044	7,092,675
	ManTech International Corp., Class A	51,563	3,587,754
	Marvell Technology Group, Ltd.	566,671	20,666,491
	Mastercard, Inc., Class A	668,761	206,332,831
	Maxim Integrated Products, Inc.	211,010	14,367,671
	MAXIMUS, Inc.	117,123	8,691,698
*	MaxLinear, Inc.	117,092	2,968,282
	Methode Electronics, Inc.	83,104	2,343,533
#	Microchip Technology, Inc.	241,476	24,565,353
*	Micron Technology, Inc.	942,499	47,176,787
	Microsoft Corp.	4,647,345	952,752,198

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MicroStrategy, Inc., Class A	12,606	$1,562,136
*	Mimecast, Ltd.	39,060	1,833,086
*	Mitek Systems, Inc.	53,036	544,149
	MKS Instruments, Inc.	94,770	12,077,489
#*	MoneyGram International, Inc.	265,700	924,636
#*	MongoDB, Inc.	20,334	4,658,113
	Monolithic Power Systems, Inc.	49,019	12,990,525
	Motorola Solutions, Inc.	103,220	14,430,156
	MTS Systems Corp.	36,465	676,426
#*	Napco Security Technologies, Inc.	24,710	651,850
	National Instruments Corp.	168,151	5,969,360
*	NCR Corp.	240,074	4,424,564
*	NeoPhotonics Corp.	96,042	874,943
	NetApp, Inc.	212,469	9,412,377
*	NETGEAR, Inc.	61,594	1,894,015
*	Netscout Systems, Inc.	155,911	3,969,494
*	NetSol Technologies, Inc.	15,653	48,055
	Network-1 Technologies, Inc.	28,392	61,611
*	New Relic, Inc.	37,022	2,625,230
	NIC, Inc.	128,428	2,815,142
	NortonLifeLock, Inc.	471,036	10,103,722
*	Novanta, Inc.	45,796	4,748,129
#*	Nuance Communications, Inc.	492,052	13,457,622
	NVE Corp.	5,648	306,348
	NVIDIA Corp.	284,649	120,859,119
*	Okta, Inc.	36,811	8,134,495
*	ON Semiconductor Corp.	706,966	14,563,500
*	One Stop Systems, Inc.	700	1,512
*	OneSpan, Inc.	68,300	2,126,862
*	Onto Innovation, Inc.	111,015	4,198,587
*	Optical Cable Corp.	3,696	8,870
	Oracle Corp.	2,081,480	115,418,066
*	OSI Systems, Inc.	40,073	2,843,580
*	Palo Alto Networks, Inc.	29,939	7,661,989
#*	PAR Technology Corp.	24,070	740,393
	Paychex, Inc.	284,346	20,450,164
*	Paycom Software, Inc.	50,490	14,357,841
*	Paylocity Holding Corp.	52,069	6,935,591
*	PayPal Holdings, Inc.	444,579	87,168,605
	PC Connection, Inc.	56,955	2,488,933
	PC-Tel, Inc.	240,727	1,576,762
*	PDF Solutions, Inc.	64,721	1,590,842
	Pegasystems, Inc.	68,322	7,986,159
*	Perceptron, Inc.	10,437	43,835
*	Perficient, Inc.	57,321	2,247,556
	Perspecta, Inc.	190,290	4,072,206
*	PFSweb, Inc.	35,131	278,589
*	Photronics, Inc.	407,694	4,843,405
*	Pixelworks, Inc.	42,541	135,706
#	Plantronics, Inc.	8,515	170,215
*	Plexus Corp.	53,321	3,961,217
	Power Integrations, Inc.	49,667	6,060,864
#*	Powerfleet, Inc.	6,595	29,546
*	PRGX Global, Inc.	43,757	236,288
	Progress Software Corp.	90,436	3,152,599
*	Proofpoint, Inc.	36,236	4,191,418
*	PTC, Inc.	68,946	5,899,020
*	Pure Storage, Inc., Class A	224,117	4,002,730
	QAD, Inc., Class A	14,038	554,641

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QAD, Inc., Class B	1,959	$55,165
*	Qorvo, Inc.	110,976	14,221,574
	QUALCOMM, Inc.	829,776	87,632,643
#*	Qualys, Inc.	50,301	6,211,167
#*	QuickLogic Corp.	2,500	9,975
*	Qumu Corp.	6,460	30,168
*	Rambus, Inc.	245,563	3,624,510
*	RealNetworks, Inc.	479,919	743,874
#*	RealPage, Inc.	122,477	7,717,276
	RF Industries, Ltd.	9,040	40,409
*	Ribbon Communications, Inc.	234,020	1,029,688
	Richardson Electronics, Ltd.	16,123	69,813
#*	RingCentral, Inc., Class A	27,183	7,890,409
*	Rogers Corp.	29,975	3,572,720
*	Rosetta Stone, Inc.	32,987	883,062
	Sabre Corp.	609,403	4,607,087
#*	Sailpoint Technologies Holdings, Inc.	56,044	1,765,386
*	salesforce.com, Inc.	267,063	52,037,226
*	Sanmina Corp.	147,556	4,379,462
#	Sapiens International Corp. NV	13,138	401,497
*	ScanSource, Inc.	57,164	1,311,914
	Science Applications International Corp.	114,278	9,139,954
*	Seachange International, Inc.	495,943	778,630
#	Seagate Technology P.L.C.	322,456	14,581,460
*	Semtech Corp.	78,799	4,391,468
*	ServiceNow, Inc.	42,850	18,819,720
*	ServiceSource International, Inc.	54,518	85,048
*	Sigmatron International, Inc.	3,900	12,090
*	Silicon Laboratories, Inc.	48,623	4,887,098
	Skyworks Solutions, Inc.	179,788	26,173,537
#*	SMART Global Holdings, Inc.	51,113	1,425,542
*	SMTC Corp.	25,308	79,214
*	SolarEdge Technologies, Inc.	78,916	13,818,192
#*	SolarWinds Corp.	31,134	571,620
#*	Splunk, Inc.	50,785	10,655,709
*	SPS Commerce, Inc.	37,852	2,845,335
#*	Square, Inc., Class A	71,767	9,318,945
	SS&C Technologies Holdings, Inc.	248,880	14,310,600
*	StarTek, Inc.	56,562	276,023
*	Steel Connect, Inc.	93,781	49,704
#*	Stratasys, Ltd.	103,736	1,553,965
#*	Super Micro Computer, Inc.	17,992	545,248
	Support.com, Inc.	8,300	13,861
	Switch, Inc., Class A	35,733	642,837
*	Sykes Enterprises, Inc.	92,223	2,532,444
*	Synacor, Inc.	9,103	10,651
#*	Synaptics, Inc.	55,016	4,402,380
#*	Synchronoss Technologies, Inc.	67,228	221,852
	SYNNEX Corp.	106,389	13,270,964
*	Synopsys, Inc.	102,701	20,460,093
	TE Connectivity, Ltd.	244,038	21,736,465
*	Telenav, Inc.	66,256	343,537
#*	Teradata Corp.	184,108	3,866,268
	Teradyne, Inc.	146,614	13,042,781
	TESSCO Technologies, Inc.	14,267	87,885
	Texas Instruments, Inc.	750,861	95,772,321
#*	Trade Desk, Inc. (The), Class A	19,338	8,727,626
	TransAct Technologies, Inc.	8,492	29,807
*	Trimble, Inc.	215,318	9,583,804

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trio-Tech International	1,525	$5,764
*	TSR, Inc.	210	991
	TTEC Holdings, Inc.	100,660	4,777,324
#*	TTM Technologies, Inc.	234,522	2,886,966
#*	Twilio, Inc., Class A	78,992	21,913,961
*	Tyler Technologies, Inc.	21,500	7,680,875
	Ubiquiti, Inc.	55,579	10,298,789
#*	Ultra Clean Holdings, Inc.	86,008	2,587,981
*	Unisys Corp.	100,186	1,191,212
	Universal Display Corp.	44,000	7,675,800
*	Upland Software, Inc.	16,023	551,512
#*	Veeco Instruments, Inc.	128,705	1,740,092
*	Verint Systems, Inc.	103,080	4,627,261
*	VeriSign, Inc.	85,676	18,135,896
*	Verra Mobility Corp.	10,607	108,510
*	ViaSat, Inc.	88,635	3,364,585
*	Viavi Solutions, Inc.	378,130	5,229,538
*	Virtusa Corp.	54,171	2,199,343
#	Visa, Inc., Class A	1,085,673	206,712,139
	Vishay Intertechnology, Inc.	275,254	4,318,735
*	Vishay Precision Group, Inc.	25,485	648,593
#*	VMware, Inc., Class A	31,488	4,414,932
	Wayside Technology Group, Inc.	4,700	108,711
	Western Digital Corp.	273,423	11,784,531
	Western Union Co. (The)	329,202	7,993,025
#*	WEX, Inc.	41,975	6,647,581
*	Wireless Telecom Group, Inc.	37,817	41,599
*	Workday, Inc., Class A	34,369	6,218,039
*	Xerox Holdings Corp.	415,901	6,924,752
	Xilinx, Inc.	183,453	19,693,680
	Xperi Holding Corp.	214,925	3,963,217
*	Zebra Technologies Corp., Class A	59,770	16,780,427
*	Zendesk, Inc.	36,439	3,321,415
#*	Zix Corp.	61,620	438,426
*	Zoom Video Communications, Inc., Class A	11,615	2,949,165
*	Zscaler, Inc.	49,257	6,396,021
TOTAL INFORMATION TECHNOLOGY			6,198,066,582
MATERIALS — (3.8%)
#	Advanced Emissions Solutions, Inc.	5,237	21,786
*	AdvanSix, Inc.	53,013	660,012
*	AgroFresh Solutions, Inc.	5,000	12,200
	Air Products & Chemicals, Inc.	139,855	40,086,639
#	Albemarle Corp.	183,316	15,116,237
*	Alcoa Corp.	332,293	4,319,809
#*	Allegheny Technologies, Inc.	214,550	1,864,440
*	Amcor, P.L.C.	1,047,519	10,789,446
*	American Biltrite, Inc.	17	4,123
	American Vanguard Corp.	52,596	707,942
*	Ampco-Pittsburgh Corp.	218,133	639,130
	AptarGroup, Inc.	109,364	12,598,733
*	Arconic Corp.	125,586	2,045,796
	Ashland Global Holdings, Inc.	103,174	7,787,574
	Avery Dennison Corp.	98,454	11,158,776
	Avient Corp.	150,801	3,604,144
*	Axalta Coating Systems, Ltd.	548,217	12,170,417
	Balchem Corp.	51,796	5,193,067
	Ball Corp.	305,724	22,510,458
*	Berry Global Group, Inc.	305,283	15,261,097

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Boise Cascade Co.	98,303	$4,579,937
	Cabot Corp.	123,272	4,496,963
	Carpenter Technology Corp.	99,461	2,223,948
	Celanese Corp.	166,520	16,185,744
#*	Century Aluminum Co.	183,079	1,594,618
	CF Industries Holdings, Inc.	337,094	10,561,155
	Chase Corp.	20,259	2,037,245
#	Chemours Co. (The)	332,587	6,162,837
*	Clearwater Paper Corp.	315,395	11,644,383
#	Cleveland-Cliffs, Inc.	598,419	3,099,810
*	Coeur Mining, Inc.	536,291	4,252,788
	Commercial Metals Co.	259,648	5,369,521
#	Compass Minerals International, Inc.	83,415	4,249,160
*	Contango ORE, Inc.	430	5,762
*	Core Molding Technologies, Inc.	12,521	57,597
*	Corteva, Inc.	583,755	16,672,043
*	Crown Holdings, Inc.	219,932	15,742,733
	Domtar Corp.	121,415	2,548,501
*	Dow, Inc.	698,110	28,664,397
	DuPont de Nemours, Inc.	403,796	21,595,010
#	Eagle Materials, Inc.	68,709	5,512,523
	Eastman Chemical Co.	178,866	13,348,770
	Ecolab, Inc.	142,606	26,678,730
*	Element Solutions, Inc.	490,349	5,325,190
*	Ferro Corp.	184,050	2,151,544
*	Ferroglobe P.L.C.	243,129	117,918
»	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
#*	Flotek Industries, Inc.	953,342	1,315,612
	FMC Corp.	139,497	14,793,657
	Freeport-McMoRan, Inc.	1,350,823	17,452,633
	Friedman Industries, Inc.	7,421	37,253
	FutureFuel Corp.	95,408	1,257,477
*	GCP Applied Technologies, Inc.	155,196	3,541,573
	Gold Resource Corp.	134,351	589,801
	Graphic Packaging Holding Co.	694,617	9,682,961
	Greif, Inc., Class A	69,652	2,423,193
	Greif, Inc., Class B	22,007	864,655
	Hawkins, Inc.	23,658	1,219,097
	Haynes International, Inc.	28,744	527,740
	HB Fuller Co.	102,295	4,638,055
	Hecla Mining Co.	1,100,814	6,076,493
	Huntsman Corp.	449,482	8,315,417
*	Ingevity Corp.	54,126	3,165,288
	Innospec, Inc.	44,386	3,336,496
	International Flavors & Fragrances, Inc.	82,597	10,403,092
	International Paper Co.	588,286	20,466,470
*	Intrepid Potash, Inc.	247,935	224,654
	Kaiser Aluminum Corp.	20,375	1,262,231
*	Koppers Holdings, Inc.	40,044	1,007,907
*	Kraton Corp.	79,341	1,043,334
#	Kronos Worldwide, Inc.	175,062	1,967,697
	Linde P.L.C.	226,384	55,488,982
#*	Livent Corp.	258,243	1,619,184
	Louisiana-Pacific Corp.	181,376	5,744,178
*	LSB Industries, Inc.	191,190	200,750
	LyondellBasell Industries NV, Class A	405,107	25,327,290
	Martin Marietta Materials, Inc.	60,666	12,568,782
	Materion Corp.	44,374	2,547,955
#*	McEwen Mining, Inc.	79,245	109,358

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mercer International, Inc.	174,815	$1,302,372
	Minerals Technologies, Inc.	74,722	3,502,967
	Mosaic Co. (The)	429,180	5,781,055
	Myers Industries, Inc.	95,747	1,441,950
	Neenah, Inc.	38,086	1,699,016
	NewMarket Corp.	20,121	7,541,552
	Newmont Corp.	592,176	40,978,579
#	Nexa Resources SA	7,300	45,917
	Northern Technologies International Corp.	11,400	98,382
	Nucor Corp.	361,765	15,176,042
	O-I Glass, Inc.	273,857	2,859,067
	Olin Corp.	345,266	3,880,790
	Olympic Steel, Inc.	47,824	505,978
	Packaging Corp. of America	167,162	16,067,611
	PH Glatfelter Co.	95,600	1,522,908
	PPG Industries, Inc.	279,613	30,100,339
*	PQ Group Holdings, Inc.	6,030	73,988
#	Quaker Chemical Corp.	5,089	987,266
*	Ramaco Resources, Inc.	2,300	5,106
	Rayonier Advanced Materials, Inc.	119,734	348,426
	Reliance Steel & Aluminum Co.	123,646	12,149,456
*	Resolute Forest Products, Inc.	165,655	501,935
	Royal Gold, Inc.	91,793	12,844,594
	RPM International, Inc.	143,756	11,729,052
*	Ryerson Holding Corp.	95,139	535,633
	Schnitzer Steel Industries, Inc., Class A	62,137	1,143,321
	Schweitzer-Mauduit International, Inc.	68,859	2,239,983
	Scotts Miracle-Gro Co. (The)	111,583	17,693,716
	Sealed Air Corp.	234,846	8,379,305
	Sensient Technologies Corp.	74,118	3,869,701
	Sherwin-Williams Co. (The)	64,148	41,562,772
	Silgan Holdings, Inc.	286,749	10,968,149
	Sonoco Products Co.	217,521	11,254,537
#	Southern Copper Corp.	86,188	3,767,277
	Steel Dynamics, Inc.	522,455	14,320,492
	Stepan Co.	37,766	4,124,047
*	Summit Materials, Inc., Class A	248,293	3,654,873
	SunCoke Energy, Inc.	156,897	500,501
#*	Synalloy Corp.	17,970	127,587
#	Tecnoglass, Inc.	7,622	37,729
*	TimkenSteel Corp.	169,335	621,459
*	Trecora Resources	49,155	282,641
	Tredegar Corp.	81,794	1,298,889
#	Trinseo SA	85,355	1,852,204
*	Tronox Holdings P.L.C., Class A	336,241	2,562,156
*	UFP Technologies, Inc.	11,541	497,879
	United States Lime & Minerals, Inc.	9,696	874,676
#	United States Steel Corp.	348,671	2,322,149
*	Universal Stainless & Alloy Products, Inc.	19,943	143,390
#*	US Concrete, Inc.	44,791	1,111,713
	Valvoline, Inc.	279,154	5,728,240
*	Venator Materials P.L.C	62,639	108,365
	Verso Corp., Class A	144,639	1,766,042
	Vulcan Materials Co.	128,444	15,081,894
	Warrior Met Coal, Inc.	139,837	2,226,205
	Westlake Chemical Corp.	151,912	8,279,204
	WestRock Co.	261,770	7,031,142
	Worthington Industries, Inc.	90,866	3,400,206

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	WR Grace & Co.	86,330	$3,982,403
TOTAL MATERIALS			955,144,746
REAL ESTATE — (0.2%)
#*	Altisource Portfolio Solutions SA	20,662	277,491
*	CBRE Group, Inc., Class A	378,672	16,589,620
*	CKX Lands, Inc.	743	6,553
	CTO Realty Growth, Inc.	12,635	500,851
#*	Cushman & Wakefield P.L.C.	7,377	78,934
*	Forestar Group, Inc.	7,963	137,840
*	FRP Holdings, Inc.	20,816	814,322
	Griffin Industrial Realty, Inc.	5,669	278,915
*	Howard Hughes Corp. (The)	66,665	3,545,911
*	InterGroup Corp. (The)	200	5,076
	Jones Lang LaSalle, Inc.	91,766	9,076,575
*	JW Mays, Inc.	900	17,010
	Kennedy-Wilson Holdings, Inc.	271,126	4,023,510
*	Marcus & Millichap, Inc.	76,326	2,079,120
*	Maui Land & Pineapple Co., Inc.	20,394	212,302
	Newmark Group, Inc., Class A	327,979	1,334,874
*	Rafael Holdings, Inc., Class B	23,666	330,614
	RE/MAX Holdings, Inc., Class A	48,302	1,563,536
#	Realogy Holdings Corp.	218,491	1,979,528
#*	Redfin Corp.	16,100	669,438
	RMR Group, Inc. (The), Class A	21,780	626,393
#*	St Joe Co. (The)	115,908	2,388,864
*	Stratus Properties, Inc.	14,910	284,781
*	Tejon Ranch Co.	70,216	1,007,600
#*	Trinity Place Holdings, Inc.	53,127	70,659
TOTAL REAL ESTATE			47,900,317
UTILITIES — (2.7%)
	AES Corp.	557,792	8,495,172
	ALLETE, Inc.	72,153	4,278,673
	Alliant Energy Corp.	180,682	9,729,726
#	Ameren Corp.	179,701	14,419,208
	American Electric Power Co., Inc.	250,817	21,790,981
	American States Water Co.	56,725	4,361,018
	American Water Works Co., Inc.	113,895	16,773,317
	Artesian Resources Corp., Class A	12,735	446,744
	Atlantica Sustainable Infrastructure P.L.C.	153,959	4,614,151
	Atmos Energy Corp.	97,686	10,353,739
	Avangrid, Inc.	64,111	3,192,087
	Avista Corp.	102,979	3,823,610
	Black Hills Corp.	94,669	5,477,548
	California Water Service Group	74,682	3,500,345
	CenterPoint Energy, Inc.	368,161	6,998,741
	Chesapeake Utilities Corp.	25,608	2,163,620
	Clearway Energy, Inc., Class A	59,994	1,374,463
	Clearway Energy, Inc., Class C	120,901	2,966,911
	CMS Energy Corp.	208,173	13,360,543
	Consolidated Edison, Inc.	200,215	15,382,518
	Consolidated Water Co., Ltd.	26,390	323,805
	Dominion Energy, Inc.	427,420	34,633,843
	DTE Energy Co.	133,635	15,452,215
	Duke Energy Corp.	388,469	32,918,863
	Edison International	235,986	13,137,341
	Entergy Corp.	137,734	14,479,975

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Essential Utilities, Inc.	227,520	$10,318,032
	Evergy, Inc.	172,123	11,158,734
	Eversource Energy	198,030	17,836,562
	Exelon Corp.	500,196	19,312,568
	FirstEnergy Corp.	327,337	9,492,773
	Genie Energy, Ltd., Class B	42,689	347,062
	Hawaiian Electric Industries, Inc.	164,666	5,970,789
	IDACORP, Inc.	76,118	7,098,003
	MDU Resources Group, Inc.	343,412	7,204,784
	MGE Energy, Inc.	53,882	3,573,993
	Middlesex Water Co.	31,992	2,049,408
	National Fuel Gas Co.	134,534	5,458,044
	New Jersey Resources Corp.	158,829	4,933,229
	NextEra Energy, Inc.	262,887	73,792,381
	NiSource, Inc.	304,888	7,454,512
	Northwest Natural Holding Co.	47,012	2,514,672
	NorthWestern Corp.	77,694	4,371,064
	NRG Energy, Inc.	447,369	15,125,546
	OGE Energy Corp.	304,237	10,009,397
	ONE Gas, Inc.	79,757	6,037,605
#	Ormat Technologies, Inc.	87,996	5,235,762
	Otter Tail Corp.	63,286	2,420,689
*	PG&E Corp.	254,398	2,378,621
	Pinnacle West Capital Corp.	95,397	7,925,583
#	PNM Resources, Inc.	122,521	5,174,062
	Portland General Electric Co.	133,857	5,907,109
	PPL Corp.	529,112	14,084,961
	Public Service Enterprise Group, Inc.	300,038	16,784,126
*	Pure Cycle Corp.	35,231	318,136
	RGC Resources, Inc.	10,999	255,177
	Sempra Energy	144,953	18,040,850
	SJW Group	43,008	2,686,280
#	South Jersey Industries, Inc.	143,684	3,352,148
	Southern Co. (The)	559,132	30,534,198
	Southwest Gas Holdings, Inc.	82,487	5,744,395
#	Spark Energy, Inc., Class A	18,700	141,185
	Spire, Inc.	78,643	4,849,127
»	TerraForm Power, Inc., Class A	53,538	1,145,856
	UGI Corp.	220,780	7,360,805
	Unitil Corp.	29,333	1,265,719
	Vistra Corp.	725,086	13,530,105
	WEC Energy Group, Inc.	187,363	17,848,199
	Xcel Energy, Inc.	308,463	21,296,286
	York Water Co. (The)	20,352	942,501
TOTAL UTILITIES			677,730,195
TOTAL COMMON STOCKS			24,693,571,177
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	15,532	419,209
INDUSTRIALS — (0.0%)
	Air T Funding	182	3,868

U.S. Core Equity 1 Portfolio
CONTINUED
	Shares	Value†

INDUSTRIALS — (Continued)
WESCO International, Inc.	54,095	$1,467,056
TOTAL INDUSTRIALS		1,470,924
TOTAL PREFERRED STOCKS		1,890,133
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Occidental Petroleum Corp. 08/03/2027	120,342	673,914
TOTAL INVESTMENT SECURITIES (Cost $14,798,822,254)		24,696,135,224

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	231,370,789	231,370,789
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	35,216,241	407,487,127
TOTAL INVESTMENTS — (100.0%)
(Cost $15,437,608,143)^^			$25,334,993,140
As of July 31, 2020, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,653	09/18/20	$252,106,610	$269,728,275	$17,621,665
Total Futures Contracts			$252,106,610	$269,728,275	$17,621,665
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,134,536,721	$1,897	—	$2,134,538,618
Consumer Discretionary	3,152,161,600	3,456	—	3,152,165,056
Consumer Staples	1,633,884,785	—	—	1,633,884,785
Energy	699,307,283	—	—	699,307,283
Financials	2,994,250,630	7,308	—	2,994,257,938
Health Care	3,282,097,230	129,456	—	3,282,226,686
Industrials	2,918,348,971	—	—	2,918,348,971
Information Technology	6,198,051,739	14,843	—	6,198,066,582
Materials	955,144,746	—	—	955,144,746
Real Estate	47,900,317	—	—	47,900,317
Utilities	676,584,339	1,145,856	—	677,730,195
Preferred Stocks
Communication Services	419,209	—	—	419,209
Industrials	1,470,924	—	—	1,470,924
Rights/Warrants
Energy	—	673,914	—	673,914
Temporary Cash Investments	231,370,789	—	—	231,370,789

U.S. Core Equity 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$407,487,127	—	$407,487,127
Futures Contracts**	$17,621,665	—	—	17,621,665
TOTAL	$24,943,150,948	$409,463,857	—	$25,352,614,805
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.2%)
COMMUNICATION SERVICES — (7.4%)
	A.H. Belo Corp., Class A	46,525	$70,718
	Activision Blizzard, Inc.	304,868	25,191,243
	Alaska Communications Systems Group, Inc.	99,183	226,137
*	Alphabet, Inc., Class A	100,065	148,891,717
*	Alphabet, Inc., Class C	103,362	153,281,712
*	Altice USA, Inc., Class A	710,622	19,179,688
#	AMC Entertainment Holdings, Inc., Class A	36,188	146,200
#*	AMC Networks, Inc., Class A	121,759	2,812,633
#*	ANGI Homeservices, Inc., Class A	48,151	760,304
#	Anterix, Inc.	42,434	1,849,274
	AT&T, Inc.	4,856,151	143,644,947
	ATN International, Inc.	54,372	3,133,458
*	Ballantyne Strong, Inc.	20,634	35,491
*	Bandwidth, Inc., Class A	3,155	456,781
#	Beasley Broadcast Group, Inc., Class A	19,437	34,404
*	Boingo Wireless, Inc.	141,694	2,047,478
#*	Boston Omaha Corp., Class A	923	14,676
	Cable One, Inc.	12,624	23,007,997
#*	Cardlytics, Inc.	6,500	431,730
#*	Cargurus, Inc.	28,548	824,752
#*	Cars.com, Inc.	336,934	2,735,904
*	Central European Media Enterprises, Ltd., Class A	4,518	17,982
#	CenturyLink, Inc.	1,885,459	18,194,679
*	Charter Communications, Inc., Class A	149,645	86,794,100
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	36,428
*	Cincinnati Bell, Inc.	197,869	2,970,014
	Cinemark Holdings, Inc.	314,642	3,722,215
*	Clear Channel Outdoor Holdings, Inc.	16,651	15,261
	Cogent Communications Holdings, Inc.	113,226	10,202,795
	Comcast Corp., Class A	4,524,891	193,665,335
*	comScore, Inc.	184,318	552,954
*	Consolidated Communications Holdings, Inc.	267,439	1,952,305
*	Cumulus Media, Inc., Class A	27,317	107,356
#*	Daily Journal Corp.	426	120,984
*	DHI Group, Inc.	926,159	2,315,398
#*	Discovery, Inc., Class A	246,474	5,200,601
#*	Discovery, Inc., Class B	1,502	52,991
*	Discovery, Inc., Class C	534,805	10,134,555
*	DISH Network Corp., Class A	387,592	12,445,579
*	Electronic Arts, Inc.	128,832	18,245,188
#	Emerald Holding, Inc.	123,509	335,945
#	Entercom Communications Corp., Class A	394,948	552,927
	Entravision Communications Corp., Class A	263,135	347,338
#	EW Scripps Co. (The), Class A	209,352	2,382,426
*	Facebook, Inc., Class A	1,190,043	301,878,208
*	Fluent, Inc.	11,731	21,350
	Fox Corp., Class A	432,135	11,136,119
*	Fox Corp., Class B	323,781	8,343,836
#*	Gaia, Inc.	23,801	218,493
#	Gannett Co., Inc.	359,553	532,138
*	GCI Liberty, Inc., Class A	237,177	18,592,305
*	Glu Mobile, Inc.	279,625	2,639,660
*	Gray Television, Inc.	309,857	4,443,349
*	Gray Television, Inc., Class A	3,160	40,480

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Harte-Hanks, Inc.	3,376	$7,326
*	Hemisphere Media Group, Inc.	56,718	499,118
*	IAC/InterActiveCorp	42,331	5,605,471
*	IDT Corp., Class B	256,782	1,671,651
*	IMAX Corp.	172,446	1,946,915
	Interpublic Group of Cos., Inc. (The)	773,956	13,969,906
*	Iridium Communications, Inc.	314,193	8,605,746
#	John Wiley & Sons, Inc., Class A	145,509	4,922,569
	John Wiley & Sons, Inc., Class B	7,502	252,592
*	Liberty Broadband Corp.	1,306	182,350
*	Liberty Broadband Corp., Class A	33,208	4,483,412
*	Liberty Broadband Corp., Class C	162,660	22,328,338
*	Liberty Latin America, Ltd., Class A	7,360	75,661
*	Liberty Latin America, Ltd., Class C	176,240	1,802,935
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	462,974
*	Liberty Media Corp.-Liberty Braves, Class B	522	9,709
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	1,366,896
*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	1,544,244
*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	11,468,419
*	Liberty Media Corp.-Liberty SiriusXM, Class A	109,770	3,818,898
*	Liberty Media Corp.-Liberty SiriusXM, Class B	5,224	192,975
*	Liberty Media Corp.-Liberty SiriusXM, Class C	255,621	8,944,179
*	Liberty TripAdvisor Holdings, Inc., Class A	193,103	478,895
#*	Lions Gate Entertainment Corp., Class A	209,039	1,601,239
*	Lions Gate Entertainment Corp., Class B	279,643	1,988,262
*	Live Nation Entertainment, Inc.	229,463	10,741,163
#	Loral Space & Communications, Inc.	30,631	556,565
*	Madison Square Garden Entertainment Corp.	44,054	3,121,666
*	Marchex, Inc., Class B	150,002	234,003
	Marcus Corp. (The)	68,904	951,564
*	Match Group, Inc.	174,316	17,902,253
*	Mediaco Holding, Inc., Class A	2,910	14,375
#*	Meet Group, Inc. (The)	230,314	1,434,856
#	Meredith Corp.	117,855	1,692,398
#*	MSG Networks, Inc., Class A	148,838	1,418,426
#	National CineMedia, Inc.	131,386	324,523
*	Netflix, Inc.	58,555	28,626,368
#	New York Times Co. (The), Class A	326,089	15,045,746
	News Corp., Class A	672,367	8,552,508
	News Corp., Class B	329,740	4,207,482
#	Nexstar Media Group, Inc., Class A	120,431	10,555,777
#	Omnicom Group, Inc.	281,566	15,128,541
#*	ORBCOMM, Inc.	244,064	1,027,509
*	Otelco, Inc., Class A	572	6,584
#*	QuinStreet, Inc.	137,849	1,609,387
*	Reading International, Inc., Class A	58,666	255,784
#*	Reading International, Inc., Class B	300	5,025
#*	Roku, Inc.	9,859	1,527,061
	Saga Communications, Inc., Class A	5,094	119,098
#	Salem Media Group, Inc.	94,823	158,354
	Scholastic Corp.	72,305	1,730,259
	Shenandoah Telecommunications Co.	214,633	10,789,601
#	Sirius XM Holdings, Inc.	1,390,192	8,174,329
#*	Snap, Inc., Class A	477,654	10,709,003
#	Spok Holdings, Inc.	72,102	722,462
#*	Spotify Technology SA	20,179	5,202,550
#*	SRAX, Inc.	3,513	8,958
*	Take-Two Interactive Software, Inc.	122,534	20,098,027
*	TechTarget, Inc.	66,703	2,420,652

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	TEGNA, Inc.	730,163	$8,601,320
	Telephone and Data Systems, Inc.	359,141	6,974,518
*	T-Mobile US, Inc.	468,430	50,300,013
	Townsquare Media, Inc., Class A	44,674	198,353
*	Travelzoo	67,893	416,184
#	Tribune Publishing Co.	107,412	1,047,267
	TripAdvisor, Inc.	158,939	3,215,336
*	TrueCar, Inc.	287,031	1,079,237
*	Twitter, Inc.	409,802	14,916,793
#*	United States Cellular Corp.	58,697	1,741,540
*	Urban One, Inc.	139,944	212,715
	Verizon Communications, Inc.	4,053,628	233,002,537
#	ViacomCBS, Inc., Class A	19,160	531,498
#	ViacomCBS, Inc., Class B	577,626	15,058,710
*	Vonage Holdings Corp.	428,566	5,121,364
	Walt Disney Co. (The)	673,109	78,713,366
#	World Wrestling Entertainment, Inc., Class A	79,408	3,701,207
*	Yelp, Inc.	98,447	2,459,206
*	Zedge, Inc., Class B	22,123	30,751
*	Zillow Group, Inc., Class A	99,111	6,748,468
#*	Zillow Group, Inc., Class C	210,838	14,419,211
*	Zynga, Inc., Class A	1,698,577	16,697,012
TOTAL COMMUNICATION SERVICES			1,995,478,681
CONSUMER DISCRETIONARY — (11.8%)
#*	1-800-Flowers.com, Inc., Class A	116,597	3,293,865
	Aaron's, Inc.	181,144	9,452,094
	Abercrombie & Fitch Co., Class A	241,081	2,321,610
#	Acushnet Holdings Corp.	204,794	7,792,412
*	Adient P.L.C.	254,335	4,232,134
*	Adtalem Global Education, Inc.	188,842	6,484,834
	Advance Auto Parts, Inc.	84,420	12,674,819
*	Amazon.com, Inc.	200,627	634,920,254
#	AMCON Distributing Co.	1,168	80,265
#*	American Axle & Manufacturing Holdings, Inc.	377,089	2,662,248
#	American Eagle Outfitters, Inc.	577,935	5,779,350
*	American Public Education, Inc.	58,151	1,692,776
*	America's Car-Mart, Inc.	29,005	2,760,116
#	Aptiv P.L.C.	429,728	33,411,352
	Aramark	442,633	9,348,409
	Ark Restaurants Corp.	7,366	72,629
#*	Asbury Automotive Group, Inc.	77,624	7,774,044
#*	Aspen Group, Inc.	28,483	250,650
#*	At Home Group, Inc.	62,140	771,779
#	Autoliv, Inc.	200,725	13,053,147
*	AutoNation, Inc.	265,323	13,621,683
*	AutoZone, Inc.	16,314	19,697,850
*	Barnes & Noble Education, Inc.	160,798	340,892
	Bassett Furniture Industries, Inc.	18,048	158,281
*	BBQ Holdings, Inc.	12,707	38,121
#	BBX Capital Corp.	15,247	212,238
*	Beazer Homes USA, Inc.	95,478	1,068,399
#	Bed Bath & Beyond, Inc.	341,657	3,696,729
	Best Buy Co., Inc.	589,142	58,672,652
#	Big 5 Sporting Goods Corp.	392,339	2,197,098
#	Big Lots, Inc.	160,677	6,321,033
#*	Biglari Holdings, Inc., Class A	488	154,310
*	Biglari Holdings, Inc., Class B	5,548	360,232
#	BJ's Restaurants, Inc.	62,114	1,246,007

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Bloomin' Brands, Inc.	327,761	$3,775,807
#*	Blue Apron Holdings, Inc., Class A	3,626	43,403
*	Booking Holdings, Inc.	29,990	49,847,279
#*	Boot Barn Holdings, Inc.	94,067	1,821,137
	BorgWarner, Inc.	460,665	16,860,339
	Bowl America, Inc., Class A	3,937	37,598
	Boyd Gaming Corp.	77,977	1,845,716
*	Bright Horizons Family Solutions, Inc.	103,855	11,137,410
#	Brinker International, Inc.	67,537	1,816,070
	Brunswick Corp.	269,306	18,038,116
#	Buckle, Inc. (The)	89,767	1,438,965
#*	Build-A-Bear Workshop, Inc.	41,639	98,268
*	Burlington Stores, Inc.	72,451	13,620,788
*	Caesars Entertainment, Inc.	63,704	1,978,009
	Caleres, Inc.	128,054	808,021
	Callaway Golf Co.	279,733	5,328,914
#	Camping World Holdings, Inc., Class A	26,493	970,174
*	Capri Holdings, Ltd.	384,277	5,756,469
*	CarMax, Inc.	287,600	27,888,572
#	Carnival Corp.	471,076	6,538,535
#*	CarParts.com, Inc.	11,345	155,937
#	Carriage Services, Inc.	60,847	1,345,327
#*	Carrols Restaurant Group, Inc.	131,404	806,821
#	Carter's, Inc.	131,874	10,381,121
#*	Carvana Co.	10,812	1,675,319
#	Cato Corp. (The), Class A	64,661	464,913
*	Cavco Industries, Inc.	24,235	4,854,998
*	Century Communities, Inc.	103,761	3,695,967
#	Cheesecake Factory, Inc. (The)	180,742	4,337,808
#*	Chegg, Inc.	57,889	4,687,272
#	Chico's FAS, Inc.	771,002	979,173
#	Children's Place, Inc. (The)	49,024	1,196,676
*	Chipotle Mexican Grill, Inc.	13,561	15,665,125
#	Choice Hotels International, Inc.	69,715	5,858,849
#	Churchill Downs, Inc.	25,768	3,569,383
#*	Chuy's Holdings, Inc.	53,144	845,521
	Citi Trends, Inc.	45,367	781,220
#	Clarus Corp.	93,536	1,120,561
#	Collectors Universe, Inc.	8,599	327,278
#	Columbia Sportswear Co.	152,949	11,599,652
#*	Conn's, Inc.	84,021	836,849
#*	Container Store Group, Inc. (The)	99,925	344,741
	Cooper Tire & Rubber Co.	185,998	5,777,098
#*	Cooper-Standard Holdings, Inc.	45,178	483,856
	Core-Mark Holding Co., Inc.	123,318	3,270,393
	Cracker Barrel Old Country Store, Inc.	73,612	8,131,918
*	Crocs, Inc.	199,042	7,153,569
#	Crown Crafts, Inc.	22,116	103,724
	Culp, Inc.	37,746	418,981
	Dana, Inc.	447,983	5,120,446
	Darden Restaurants, Inc.	183,802	13,950,572
#	Dave & Buster's Entertainment, Inc.	89,610	1,105,787
*	Deckers Outdoor Corp.	91,210	19,085,692
*	Del Taco Restaurants, Inc.	108,565	830,522
#*	Delphi Technologies P.L.C.	253,450	3,799,215
*	Delta Apparel, Inc.	15,491	218,113
#*	Denny's Corp.	151,857	1,349,249
#	Designer Brands, Inc., Class A	206,613	1,221,083
#	Dick's Sporting Goods, Inc.	257,679	11,755,316

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Dillard's, Inc., Class A	75,842	$1,786,079
#	Dine Brands Global, Inc.	41,322	1,877,258
*	Dixie Group, Inc. (The)	82,126	86,232
	Dollar General Corp.	168,694	32,119,338
*	Dollar Tree, Inc.	320,983	29,963,763
	Domino's Pizza, Inc.	39,731	15,360,402
*	Dorman Products, Inc.	109,397	8,943,205
	Dover Motorsports, Inc.	18,678	26,523
	DR Horton, Inc.	510,188	33,754,038
#*	Drive Shack, Inc.	106,771	191,120
#*	Duluth Holdings, Inc., Class B	3,601	26,611
	Dunkin' Brands Group, Inc.	131,034	9,005,967
	eBay, Inc.	892,172	49,319,268
#	Educational Development Corp.	13,726	183,105
#*	El Pollo Loco Holdings, Inc.	126,390	2,497,466
*	Emerson Radio Corp.	10,845	8,155
	Escalade, Inc.	40,584	622,964
#	Ethan Allen Interiors, Inc.	80,080	948,147
#*	Etsy, Inc.	90,383	10,699,540
#*	Everi Holdings, Inc.	13,173	74,823
	Expedia Group, Inc.	124,733	10,104,620
#*	Express, Inc.	465,187	469,839
	Extended Stay America, Inc.	518,971	5,921,459
*	Fiesta Restaurant Group, Inc.	107,441	696,218
#*	Five Below, Inc.	109,262	11,899,724
*	Flanigan's Enterprises, Inc.	2,891	45,575
	Flexsteel Industries, Inc.	20,797	327,969
*	Floor & Decor Holdings, Inc., Class A	116,199	7,657,514
	Foot Locker, Inc.	341,392	10,033,511
	Ford Motor Co.	3,434,495	22,702,012
#*	Fossil Group, Inc.	137,773	456,029
#*	Fox Factory Holding Corp.	128,975	11,478,775
»	FRD Acquisition Co. Escrow Shares	4,235	0
*	frontdoor, Inc.	133,045	5,587,225
#*	Full House Resorts, Inc.	23,954	33,296
#*	Funko, Inc., Class A	62,496	346,228
#*	GameStop Corp., Class A	606,574	2,432,362
#	Gap, Inc. (The)	816,735	10,919,747
	Garmin, Ltd.	161,695	15,941,510
#*	Garrett Motion, Inc.	59,526	350,013
	General Motors Co.	1,167,423	29,057,158
#*	Genesco, Inc.	50,206	780,703
	Gentex Corp.	848,664	22,905,441
*	Gentherm, Inc.	126,604	4,908,437
	Genuine Parts Co.	210,870	19,009,930
#*	G-III Apparel Group, Ltd.	128,577	1,271,627
	Goodyear Tire & Rubber Co. (The)	622,619	5,609,797
#*	GoPro, Inc., Class A	258,685	1,368,444
	Graham Holdings Co., Class B	12,018	4,787,611
*	Grand Canyon Education, Inc.	101,162	8,977,116
*	Green Brick Partners, Inc.	15,871	219,020
#	Group 1 Automotive, Inc.	65,708	5,520,786
#*	Groupon, Inc.	46,630	715,770
#*	GrubHub, Inc.	104,596	7,556,015
#	Guess?, Inc.	241,260	2,494,628
#	H&R Block, Inc.	363,995	5,277,927
#	Hamilton Beach Brands Holding Co., Class A	31,592	480,198
#	Hanesbrands, Inc.	548,803	7,754,586
#	Harley-Davidson, Inc.	447,395	11,645,692

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hasbro, Inc.	110,666	$8,052,058
#	Haverty Furniture Cos., Inc.	65,791	935,548
	Haverty Furniture Cos., Inc., Class A	2,523	35,864
*	Helen of Troy, Ltd.	63,336	11,923,002
#*	Hibbett Sports, Inc.	167,423	3,882,539
#*	Hilton Grand Vacations, Inc.	177,969	3,612,771
	Hilton Worldwide Holdings, Inc.	170,393	12,787,995
	Home Depot, Inc. (The)	297,068	78,868,583
#	Hooker Furniture Corp.	35,121	751,589
#*	Horizon Global Corp.	56,437	231,956
#*	Houghton Mifflin Harcourt Co.	361,563	1,070,226
*	Hudson, Ltd., Class A	108,936	477,140
#	Hyatt Hotels Corp., Class A	76,915	3,691,920
*	Installed Building Products, Inc.	85,113	6,733,289
#	International Game Technology P.L.C.	131,549	1,297,073
#*	iRobot Corp.	75,519	5,489,476
*	J Alexander's Holdings, Inc.	39,480	158,710
#*	J. Jill, Inc.	60,649	34,667
#	Jack in the Box, Inc.	60,544	4,971,268
	Jerash Holdings US, Inc.	5,937	26,182
	Johnson Outdoors, Inc., Class A	26,407	2,312,197
*	K12, Inc.	165,942	7,598,484
	KB Home	157,600	5,301,664
	Kohl's Corp.	418,240	7,963,290
#*	Kontoor Brands, Inc.	43,451	832,521
	L Brands, Inc.	125,058	3,052,666
#*	Lakeland Industries, Inc.	21,151	500,433
#*	Lands' End, Inc.	89,304	769,800
	Las Vegas Sands Corp.	272,117	11,875,186
*	Laureate Education, Inc., Class A	37,457	474,955
*»	Lazare Kaplan International Inc.	3,667	516
	La-Z-Boy, Inc.	145,538	4,142,011
#*	Lazydays Holdings, Inc.	11,759	150,515
	LCI Industries	93,205	11,725,189
*	Leaf Group, Ltd.	59,713	306,328
	Lear Corp.	154,791	17,085,831
#	Leggett & Platt, Inc.	310,557	12,450,230
	Lennar Corp., Class A	341,640	24,717,654
	Lennar Corp., Class B	41,469	2,233,935
*	LGI Homes, Inc.	74,015	8,445,852
	Lifetime Brands, Inc.	58,454	412,101
#*	Lincoln Educational Services Corp.	56,293	296,101
*	Lindblad Expeditions Holdings, Inc.	10,754	77,966
*	Liquidity Services, Inc.	116,650	600,747
#	Lithia Motors, Inc., Class A	82,678	18,945,664
*	LKQ Corp.	492,770	13,891,186
	Lowe's Cos., Inc.	466,802	69,511,486
*	Luby's, Inc.	573,780	654,109
*	Lululemon Athletica, Inc.	49,611	16,152,845
*	Lumber Liquidators Holdings, Inc.	84,100	1,877,112
*	M/I Homes, Inc.	73,907	3,076,748
#	Macy's, Inc.	830,121	5,030,533
#*	Magnite, Inc.	260,188	1,562,429
*	Malibu Boats, Inc., Class A	84,934	4,992,421
#	Marine Products Corp.	27,683	355,173
#*	MarineMax, Inc.	93,576	2,595,798
	Marriott International, Inc., Class A	105,486	8,842,364
	Marriott Vacations Worldwide Corp.	123,368	10,444,335
*	MasterCraft Boat Holdings, Inc.	58,899	1,219,209

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Mattel, Inc.	553,029	$6,144,152
	McDonald's Corp.	210,147	40,827,359
	MDC Holdings, Inc.	214,331	9,608,459
»	Media General, Inc.	96,518	9,053
*	Meritage Homes Corp.	131,485	13,040,682
	MGM Resorts International	497,634	8,006,931
#*	Michaels Cos., Inc. (The)	59,826	429,551
*	Modine Manufacturing Co.	146,685	797,966
*	Mohawk Industries, Inc.	134,578	10,746,053
*	Monarch Casino & Resort, Inc.	6,743	244,029
#*	Monitronics International, Inc.	20	82
#	Monro, Inc.	91,011	5,123,919
#*	Motorcar Parts of America, Inc.	62,081	1,033,338
#	Movado Group, Inc.	48,942	471,801
*	Murphy USA, Inc.	126,659	16,770,918
	Nathan's Famous, Inc.	9,787	498,452
#*	National Vision Holdings, Inc.	208,630	6,674,074
*	Nautilus, Inc.	91,751	956,963
#*	New Home Co., Inc. (The)	51,562	178,405
	Newell Brands, Inc.	710,735	11,656,054
	NIKE, Inc., Class B	816,082	79,657,764
	Nobility Homes, Inc.	2,557	61,368
#	Nordstrom, Inc.	313,692	4,294,443
#*	Norwegian Cruise Line Holdings, Ltd.	353,541	4,822,299
*	NVR, Inc.	5,545	21,792,682
	ODP Corp. (The)	182,678	4,031,703
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	12,462,022
*	O'Reilly Automotive, Inc.	67,407	32,178,754
#	Oxford Industries, Inc.	58,392	2,507,352
	P&F Industries, Inc., Class A	2,869	13,484
	Papa John's International, Inc.	72,472	6,860,924
#*	Penn National Gaming, Inc.	146,037	4,943,352
#	Penske Automotive Group, Inc.	270,522	12,124,796
*	Perdoceo Education Corp.	229,236	3,300,998
#	PetMed Express, Inc.	39,873	1,244,038
*	Planet Fitness, Inc., Class A	140,114	7,313,951
#*	Playa Hotels & Resorts NV	77,700	282,051
	Polaris, Inc.	155,049	16,067,728
	Pool Corp.	66,539	21,072,901
#*	Potbelly Corp.	63,716	223,006
	PulteGroup, Inc.	504,048	21,976,493
	PVH Corp.	132,719	6,458,107
*	Quotient Technology, Inc.	240,688	1,927,911
*	Qurate Retail, Inc., Class A	689,320	7,520,481
	Ralph Lauren Corp.	80,996	5,775,015
#	RCI Hospitality Holdings, Inc.	15,909	192,181
#*	Red Lion Hotels Corp.	64,309	151,126
#*	Red Robin Gourmet Burgers, Inc.	35,381	309,230
	Red Rock Resorts, Inc., Class A	153,369	1,680,924
#*	Regis Corp.	95,322	732,073
#	Rent-A-Center, Inc.	169,080	4,889,794
#*	RH	53,640	15,417,745
	Rocky Brands, Inc.	11,845	269,474
	Ross Stores, Inc.	273,650	24,538,195
#	Royal Caribbean Cruises, Ltd.	190,799	9,293,819
#	Ruth's Hospitality Group, Inc.	140,808	942,710
#*	Sally Beauty Holdings, Inc.	227,954	2,646,546
#*	Scientific Games Corp., Class A	123,868	2,176,361
#*	SeaWorld Entertainment, Inc.	255,090	3,691,152

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Select Interior Concepts, Inc., Class A	44,690	$209,149
	Service Corp. International	493,717	21,407,569
*	ServiceMaster Global Holdings, Inc.	266,091	10,880,461
#*	Shake Shack, Inc., Class A	44,856	2,177,759
#*	Shiloh Industries, Inc.	135,426	192,305
#	Shoe Carnival, Inc.	42,020	1,031,591
	Shutterstock, Inc.	79,462	4,317,965
#	Signet Jewelers, Ltd.	152,601	1,638,935
#	Six Flags Entertainment Corp.	121,738	2,117,024
*	Skechers U.S.A., Inc., Class A	328,638	9,622,521
*	Skyline Champion Corp.	191,220	5,398,141
*	Sleep Number Corp.	129,832	6,037,188
#*	Smith & Wesson Brands, Inc.	287,227	6,861,853
#	Sonic Automotive, Inc., Class A	103,663	3,951,634
*	Sonos, Inc.	80,609	1,289,744
*	Sportsman's Warehouse Holdings, Inc.	131,729	2,119,520
*	Stamps.com, Inc.	55,709	14,499,938
	Standard Motor Products, Inc.	74,703	3,397,492
	Starbucks Corp.	338,885	25,934,869
	Steven Madden, Ltd.	282,531	5,984,007
*	Stoneridge, Inc.	107,534	2,228,104
	Strategic Education, Inc.	75,955	9,586,281
	Strattec Security Corp.	8,355	180,552
	Superior Group of Cos, Inc.	45,055	867,309
#	Superior Industries International, Inc.	201,357	302,035
*	Tandy Leather Factory, Inc.	28,054	88,090
	Tapestry, Inc.	523,410	6,992,758
	Target Corp.	551,687	69,446,360
*	Taylor Morrison Home Corp.	410,526	9,626,835
*	Tempur Sealy International, Inc.	132,736	10,744,979
#*	Tenneco, Inc., Class A	163,092	1,208,512
*	Tesla, Inc.	16,040	22,949,390
#	Texas Roadhouse, Inc.	180,904	10,164,996
#	Thor Industries, Inc.	51,231	5,839,822
	Tiffany & Co.	183,552	23,010,079
#	Tilly's, Inc., Class A	65,473	393,493
	TJX Cos., Inc. (The)	844,059	43,882,627
#	Toll Brothers, Inc.	307,155	11,733,321
*	TopBuild Corp.	118,884	15,683,177
	Tractor Supply Co.	200,553	28,626,935
*	TravelCenters of America, Inc.	20,953	292,923
#*	TRI Pointe Group, Inc.	538,448	9,002,851
	Tupperware Brands Corp.	17,349	267,695
#*	Turtle Beach Corp.	10,213	187,306
#	Twin River Worldwide Holding, Inc.	683	14,725
#*	Ulta Beauty, Inc.	75,121	14,497,602
*	Under Armour, Inc., Class A	239,786	2,522,549
#*	Under Armour, Inc., Class C	273,802	2,598,381
*	Unifi, Inc.	68,434	818,471
#*	Unique Fabricating, Inc.	17,320	50,921
*	Universal Electronics, Inc.	44,224	2,037,400
*	Universal Technical Institute, Inc.	67,732	503,249
#*	Urban Outfitters, Inc.	336,368	5,563,527
#	Vail Resorts, Inc.	77,588	14,899,224
#*	Veoneer, Inc.	101,973	1,024,829
*	Vera Bradley, Inc.	115,469	506,332
	VF Corp.	379,299	22,894,488
#*	Vince Holding Corp.	3,562	16,278
#*	Vista Outdoor, Inc.	177,478	3,043,748

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Visteon Corp.	110,675	$8,036,112
#*	VOXX International Corp.	97,553	636,046
#*	Wayfair, Inc., Class A	42,533	11,317,606
	Wendy's Co. (The)	650,531	15,079,309
	Weyco Group, Inc.	28,565	526,167
	Whirlpool Corp.	142,228	23,200,231
#	Williams-Sonoma, Inc.	253,512	22,085,965
	Wingstop, Inc.	78,649	12,288,906
	Winmark Corp.	7,748	1,231,777
	Winnebago Industries, Inc.	103,971	6,280,888
#	Wolverine World Wide, Inc.	259,241	6,232,154
#*	WW International, Inc	98,895	2,549,513
	Wyndham Destinations, Inc.	144,276	3,837,742
	Wyndham Hotels & Resorts, Inc.	194,723	8,598,968
	Wynn Resorts, Ltd.	158,071	11,449,083
*	YETI Holdings, Inc.	80,787	3,949,676
	Yum! Brands, Inc.	109,405	9,961,325
#*	ZAGG, Inc.	87,121	248,295
*	Zovio, Inc.	111,556	439,531
*	Zumiez, Inc.	83,902	1,938,136
TOTAL CONSUMER DISCRETIONARY			3,190,636,346
CONSUMER STAPLES — (5.9%)
	Alico, Inc.	24,578	741,764
	Altria Group, Inc.	1,619,950	66,660,943
	Andersons, Inc. (The)	144,777	2,058,729
#*	Arcadia Biosciences, Inc.	6,872	24,464
	Archer-Daniels-Midland Co.	603,011	25,826,961
#	B&G Foods, Inc.	254,798	7,366,210
*	BJ's Wholesale Club Holdings, Inc.	194,754	7,799,898
#*	Boston Beer Co., Inc. (The), Class A	37,073	30,045,442
*	Bridgford Foods Corp.	11,491	185,005
	Brown-Forman Corp., Class A	59,147	3,740,456
#	Brown-Forman Corp., Class B	310,975	21,563,007
	Bunge, Ltd.	279,811	12,154,990
	Calavo Growers, Inc.	51,317	2,964,583
#*	Cal-Maine Foods, Inc.	132,212	5,810,056
#	Campbell Soup Co.	341,257	16,916,110
#	Casey's General Stores, Inc.	110,874	17,650,032
*	Central Garden & Pet Co.	40,949	1,550,329
*	Central Garden & Pet Co., Class A	146,684	5,082,601
#*	Chefs' Warehouse, Inc. (The)	79,060	911,562
	Church & Dwight Co., Inc.	236,607	22,792,352
	Clorox Co. (The)	132,095	31,241,788
	Coca-Cola Co. (The)	2,307,647	109,013,244
	Coca-Cola Consolidated, Inc.	27,510	6,315,196
*	Coffee Holding Co., Inc.	5,400	15,174
	Colgate-Palmolive Co.	308,310	23,801,532
	Conagra Brands, Inc.	475,844	17,820,358
	Constellation Brands, Inc., Class A	99,120	17,663,184
	Constellation Brands, Inc., Class B	561	108,248
	Costco Wholesale Corp.	192,512	62,668,431
	Coty, Inc., Class A	1,002,752	3,720,210
#*	Craft Brew Alliance, Inc.	111,236	1,647,405
*	Cyanotech Corp.	2,301	5,062
*	Darling Ingredients, Inc.	422,245	11,793,303
*	Dean Foods Co.	693,114	33,963
*	Edgewell Personal Care Co.	166,694	4,982,484
*	elf Beauty, Inc.	124,273	2,219,516

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Energizer Holdings, Inc.	114,948	$5,762,343
	Estee Lauder Cos., Inc. (The), Class A	167,757	33,138,718
*	Farmer Bros Co.	82,979	413,235
	Flowers Foods, Inc.	653,637	14,870,242
#	Fresh Del Monte Produce, Inc.	161,044	3,636,374
#*	Freshpet, Inc.	13,403	1,287,358
	General Mills, Inc.	396,724	25,100,728
#*	Hain Celestial Group, Inc. (The)	198,495	6,744,860
*	Herbalife Nutrition, Ltd.	252,784	12,952,652
	Hershey Co. (The)	146,563	21,311,726
#	Hormel Foods Corp.	474,828	24,149,752
#*	Hostess Brands, Inc.	385,780	4,891,690
#	Ingles Markets, Inc., Class A	55,537	2,235,364
	Ingredion, Inc.	188,058	16,267,017
	Inter Parfums, Inc.	85,209	3,484,196
	J&J Snack Foods Corp.	48,526	5,975,006
	JM Smucker Co. (The)	128,894	14,094,559
	John B. Sanfilippo & Son, Inc.	34,146	3,010,653
	Kellogg Co.	404,136	27,881,343
#	Keurig Dr Pepper, Inc.	145,443	4,449,101
	Kimberly-Clark Corp.	103,431	15,725,649
	Kraft Heinz Co. (The)	344,297	11,836,931
	Kroger Co. (The)	1,413,674	49,181,718
	Lamb Weston Holdings, Inc.	112,399	6,752,932
	Lancaster Colony Corp.	61,956	9,825,602
*	Landec Corp.	90,725	856,444
#*	Lifevantage Corp.	21,105	270,988
*	Lifeway Foods, Inc.	20,990	60,661
#	Limoneira Co.	51,794	698,183
	Mannatech, Inc.	4,594	77,179
#	McCormick & Co., Inc.	3,330	649,283
	McCormick & Co., Inc. Non-Voting	136,795	26,661,346
	Medifast, Inc.	52,785	8,821,957
#	MGP Ingredients, Inc.	67,874	2,461,790
	Molson Coors Beverage Co., Class B	235,073	8,819,939
#	Molson Coors Brewing Co., Class A	1,020	57,732
	Mondelez International, Inc., Class A	545,190	30,252,593
*	Monster Beverage Corp.	174,544	13,698,213
#*	National Beverage Corp.	78,210	5,017,172
#	Natura & Co. Holding SA, ADR	225,823	4,039,974
*	Natural Alternatives International, Inc.	16,951	115,436
#	Natural Grocers by Vitamin Cottage, Inc.	71,122	1,125,861
#	Natural Health Trends Corp.	16,960	89,549
*	Nature's Sunshine Products, Inc.	52,929	503,355
	Nu Skin Enterprises, Inc., Class A	164,113	7,360,468
#	Ocean Bio-Chem, Inc.	12,000	192,120
	Oil-Dri Corp. of America	14,194	493,525
	PepsiCo, Inc.	1,106,166	152,274,812
*	Performance Food Group Co.	69,313	1,942,150
	Philip Morris International, Inc.	383,698	29,471,843
*	Pilgrim's Pride Corp.	308,227	4,731,284
*	Post Holdings, Inc.	245,424	21,778,926
#	PriceSmart, Inc.	81,647	5,337,264
	Procter & Gamble Co. (The)	1,100,928	144,353,679
#*	Revlon, Inc., Class A	39,208	247,795
#*	Rite Aid Corp.	62,051	940,693
	Rocky Mountain Chocolate Factory, Inc.	12,203	40,514
*	S&W Seed Co.	68,983	160,730
	Sanderson Farms, Inc.	80,823	9,011,360

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Seaboard Corp.	1,240	$3,352,030
*	Seneca Foods Corp., Class A	28,492	1,116,317
*	Seneca Foods Corp., Class B	1,999	76,962
#*	Simply Good Foods Co. (The)	214,709	5,161,604
	SpartanNash Co.	134,011	2,817,581
	Spectrum Brands Holdings, Inc.	171,600	9,293,856
#*	Sprouts Farmers Market, Inc.	389,694	10,280,128
	Sysco Corp.	432,102	22,836,591
*	Tofutti Brands, Inc.	1,645	2,385
#	Tootsie Roll Industries, Inc.	74,307	2,355,532
#*	TreeHouse Foods, Inc.	192,443	8,432,852
#	Turning Point Brands, Inc.	21,179	696,366
	Tyson Foods, Inc., Class A	343,534	21,110,164
#*	United Natural Foods, Inc.	271,514	5,389,553
	United-Guardian, Inc.	4,655	67,125
	Universal Corp.	84,228	3,551,053
*	US Foods Holding Corp.	448,636	9,107,311
*	USANA Health Sciences, Inc.	93,475	7,588,301
#	Vector Group, Ltd.	337,242	2,974,474
#*	Veru, Inc.	50,478	142,853
#	Village Super Market, Inc., Class A	31,018	783,205
	Walgreens Boots Alliance, Inc.	564,026	22,961,498
	Walmart, Inc.	754,200	97,593,480
#	WD-40 Co.	33,668	6,617,445
#	Weis Markets, Inc.	90,746	4,520,966
*	Willamette Valley Vineyards, Inc.	6,260	39,751
TOTAL CONSUMER STAPLES			1,601,358,542
ENERGY — (2.6%)
	Adams Resources & Energy, Inc.	7,057	149,397
#	Amplify Energy Corp.	76,107	92,851
#*	Antero Resources Corp.	574,658	1,700,988
	Apache Corp.	576,053	8,842,414
#	Arch Resources, Inc.	44,737	1,387,742
	Archrock, Inc.	456,876	3,042,794
	Ardmore Shipping Corp.	103,600	425,796
*	Aspen Aerogels, Inc.	64,239	407,918
	Baker Hughes Co.	501,688	7,771,147
#	Berry Corp.	123,270	579,985
#*	Bonanza Creek Energy, Inc.	79,202	1,440,684
*	Bristow Group, Inc.	27,501	440,291
	Cabot Oil & Gas Corp.	567,299	10,608,491
	Cactus, Inc., Class A	87,473	1,978,639
#*	Callon Petroleum Co.	908,753	1,035,978
#*	Centennial Resource Development, Inc., Class A	45,257	35,631
*	ChampionX Corp.	344,941	3,280,389
*	Cheniere Energy, Inc.	158,539	7,844,510
	Chevron Corp.	1,272,467	106,810,880
	Cimarex Energy Co.	250,750	6,133,345
*	Clean Energy Fuels Corp.	615,330	1,464,485
*	CNX Resources Corp.	646,499	6,238,715
	Concho Resources, Inc.	226,089	11,878,716
	ConocoPhillips	863,137	32,272,692
#*	CONSOL Energy, Inc.	69,648	409,530
#*	Contango Oil & Gas Co.	235,335	418,896
#	Continental Resources, Inc.	265,155	4,584,530
#	Core Laboratories NV	78,289	1,669,904
#	CVR Energy, Inc.	228,689	4,390,829
#*	Dawson Geophysical Co.	214,173	385,511

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Delek US Holdings, Inc.	259,634	$4,538,402
	Devon Energy Corp.	451,194	4,733,025
#	DHT Holdings, Inc.	583,845	3,316,240
	Diamondback Energy, Inc.	81,794	3,260,309
#	DMC Global, Inc.	45,597	1,339,640
*	Dorian LPG, Ltd.	168,723	1,440,894
#*	Dril-Quip, Inc.	172,443	5,740,627
#*	Earthstone Energy, Inc., Class A	76,692	201,700
#	EnLink Midstream LLC	378,207	926,607
	EOG Resources, Inc.	550,688	25,799,733
#*	Epsilon Energy, Ltd.	85,058	261,128
#	EQT Corp.	242,248	3,517,441
	Equitrans Midstream Corp.	311,210	3,003,176
	Evolution Petroleum Corp.	93,703	245,502
*	Exterran Corp.	90,172	448,155
	Exxon Mobil Corp.	2,017,260	84,886,301
#*	Forum Energy Technologies, Inc.	540,589	270,619
*	Frank's International NV	603,948	1,377,001
#	GasLog, Ltd.	216,378	631,824
*	Geospace Technologies Corp.	39,039	294,744
#*	Goodrich Petroleum Corp.	30,840	229,758
#*	Green Plains, Inc.	154,174	1,993,470
*	Gulf Island Fabrication, Inc.	89,863	265,994
#*	Gulfport Energy Corp.	684,238	691,080
	Hallador Energy Co.	95,234	60,150
	Halliburton Co.	871,775	12,492,536
#*	Helix Energy Solutions Group, Inc.	401,525	1,682,390
	Helmerich & Payne, Inc.	190,198	3,391,230
	Hess Corp.	300,060	14,765,953
#*	HighPoint Resources Corp.	317,033	114,576
	HollyFrontier Corp.	379,160	10,426,900
*	Independence Contract Drilling, Inc.	738	2,472
	International Seaways, Inc.	94,840	1,637,887
#*	ION Geophysical Corp.	55,535	152,721
	Kinder Morgan, Inc.	1,093,700	15,421,170
#*	KLX Energy Services Holdings, Inc.	10,489	104,884
#	Kosmos Energy, Ltd.	126,026	202,902
*	Laredo Petroleum, Inc.	31,842	482,725
#	Liberty Oilfield Services, Inc., Class A	105,762	597,555
#*	Mammoth Energy Services, Inc.	65,036	90,400
	Marathon Oil Corp.	1,418,842	7,789,443
	Marathon Petroleum Corp.	719,648	27,490,554
#*	Matador Resources Co.	341,296	2,962,449
*	Matrix Service Co.	103,231	903,787
	Mind Technology, Inc.	68,530	156,248
#*	Montage Resources Corp.	52,502	225,234
#	Murphy Oil Corp.	448,454	5,924,077
#	Nabors Industries, Ltd.	46,551	1,974,228
	NACCO Industries, Inc., Class A	16,271	355,359
	National Oilwell Varco, Inc.	569,590	6,555,981
*	Natural Gas Services Group, Inc.	36,019	229,801
	Navios Maritime Acquisition Corp.	14,951	68,775
#*	NCS Multistage Holdings, Inc.	7,647	4,397
*	Newpark Resources, Inc.	240,550	454,639
*	NexTier Oilfield Solutions, Inc.	621,341	1,565,779
#*	Nine Energy Service, Inc.	3,750	6,975
#*	Noble Corp. P.L.C.	269,143	55,174
	Noble Energy, Inc.	412,439	4,120,266
#	Nordic American Tankers, Ltd.	89,619	407,766

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Northern Oil and Gas, Inc.	805,866	$645,902
#*	Oasis Petroleum, Inc.	1,029,765	659,050
	Occidental Petroleum Corp.	935,693	14,727,808
*	Oceaneering International, Inc.	259,552	1,458,682
*	Oil States International, Inc.	309,822	1,388,003
	ONEOK, Inc.	452,023	12,615,962
*	Overseas Shipholding Group, Inc., Class A	132,112	305,179
	Panhandle Oil and Gas, Inc., Class A	44,035	96,877
#*	Par Pacific Holdings, Inc.	148,811	1,102,690
	Parsley Energy, Inc., Class A	671,262	7,370,457
#	Patterson-UTI Energy, Inc.	266,416	1,032,362
#	PBF Energy, Inc., Class A	393,047	3,411,648
#*	PDC Energy, Inc.	266,353	3,798,194
#	Peabody Energy Corp.	261,424	815,643
#*	Penn Virginia Corp.	40,557	401,920
	Phillips 66	231,837	14,378,531
	Pioneer Natural Resources Co.	189,651	18,380,975
*	PrimeEnergy Resources Corp.	3,139	223,654
*	ProPetro Holding Corp.	294,518	1,581,562
	QEP Resources, Inc.	459,710	675,774
#	Range Resources Corp.	684,323	4,420,727
*	Ranger Energy Services, Inc.	17,872	47,361
#*	Renewable Energy Group, Inc.	144,275	3,979,104
*	REX American Resources Corp.	14,981	1,020,955
*	RigNet, Inc.	14,364	35,335
#*	Ring Energy, Inc.	162,344	178,578
#*	RPC, Inc.	342,480	1,017,166
*	SandRidge Energy, Inc.	73,903	96,074
	Schlumberger, Ltd.	839,448	15,227,587
#	Scorpio Tankers, Inc.	164,136	2,169,878
*	SEACOR Holdings, Inc.	63,253	1,839,397
*	SEACOR Marine Holdings, Inc.	70,966	174,576
#*	Select Energy Services, Inc., Class A	255,510	1,134,464
#	SFL Corp., Ltd.	372,859	3,098,458
#*	SilverBow Resources, Inc.	20,279	72,396
#	SM Energy Co.	302,331	891,876
#*	Smart Sand, Inc.	55,444	64,869
#	Solaris Oilfield Infrastructure, Inc., Class A	97,437	707,393
#*	Southwestern Energy Co.	1,662,943	4,040,951
#*	Sundance Energy, Inc.	1,204	3,082
#*	Talos Energy, Inc.	160,837	1,095,300
	Targa Resources Corp.	332,759	6,082,835
	TechnipFMC P.L.C.	473,724	3,804,004
#*	Teekay Corp.	166,934	397,303
#*	Teekay Tankers, Ltd., Class A	116,816	1,748,736
*	TETRA Technologies, Inc.	356,703	240,097
#*	Tidewater, Inc.	117,439	730,471
#	US Silica Holdings, Inc.	197,491	697,143
#*	VAALCO Energy, Inc.	32,695	37,599
#	Valaris P.L.C.	190,494	74,693
	Valero Energy Corp.	367,416	20,659,802
#*	W&T Offshore, Inc.	335,259	757,685
	Williams Cos., Inc. (The)	1,029,403	19,692,479
	World Fuel Services Corp.	232,139	5,462,231
#*	WPX Energy, Inc.	975,394	5,823,102
TOTAL ENERGY			692,609,011
FINANCIALS — (12.7%)
*	1347 Property Insurance Holdings, Inc.	8,932	39,837

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	1st Constitution Bancorp	25,910	$320,248
	1st Source Corp.	87,455	2,896,510
	ACNB Corp.	20,654	425,472
#	Affiliated Managers Group, Inc.	76,375	5,253,836
	Aflac, Inc.	425,622	15,139,375
	Alleghany Corp.	20,575	10,746,734
#	Allegiance Bancshares, Inc.	63,206	1,541,594
	Allstate Corp. (The)	279,303	26,363,410
	Ally Financial, Inc.	702,004	14,110,280
	Altabancorp	37,237	698,194
*	A-Mark Precious Metals, Inc.	17,533	422,370
*	Ambac Financial Group, Inc.	64,306	823,117
#	American Equity Investment Life Holding Co.	234,005	5,955,427
	American Express Co.	742,133	69,255,852
	American Financial Group, Inc.	174,404	10,598,531
	American International Group, Inc.	555,522	17,854,477
	American National Bankshares, Inc.	33,036	725,471
	American National Group, Inc.	43,227	3,183,669
	American River Bankshares	19,024	186,816
	Ameriprise Financial, Inc.	216,761	33,300,992
	Ameris Bancorp	233,485	5,387,666
	AMERISAFE, Inc.	68,230	4,329,876
#	AmeriServ Financial, Inc.	18,864	54,140
#	Ames National Corp.	27,872	515,632
	Aon P.L.C., Class A	177,322	36,390,021
*	Arch Capital Group, Ltd.	487,404	14,987,673
	Ares Management Corp., Class A	95,808	3,826,572
	Argo Group International Holdings, Ltd.	113,871	3,815,817
	Arrow Financial Corp.	44,727	1,221,047
	Arthur J Gallagher & Co.	155,115	16,673,311
	Artisan Partners Asset Management, Inc., Class A	151,232	5,479,135
	Associated Banc-Corp	338,868	4,351,065
#	Associated Capital Group, Inc., Class A	9,645	390,044
	Assurant, Inc.	140,297	15,077,719
	Assured Guaranty, Ltd.	266,861	5,825,576
*	Asta Funding, Inc.	2,291	29,714
*	Athene Holding, Ltd., Class A	127,705	4,118,486
*	Atlantic American Corp.	17,563	32,492
*	Atlantic Capital Bancshares, Inc.	86,975	869,750
	Atlantic Union Bankshares Corp.	230,529	5,203,040
*	Atlanticus Holdings Corp.	36,049	294,520
	Auburn National BanCorp, Inc.	5,123	233,097
	Axis Capital Holdings, Ltd.	186,997	7,502,320
*	Axos Financial, Inc.	204,907	4,591,966
	Banc of California, Inc.	152,950	1,639,624
	BancFirst Corp.	88,347	3,848,395
	Bancorp 34, Inc.	5,081	56,501
*	Bancorp, Inc. (The)	188,264	1,775,330
	BancorpSouth Bank	248,919	5,209,875
	Bank of America Corp.	4,443,032	110,542,636
	Bank of Commerce Holdings	49,603	374,503
#	Bank of Hawaii Corp.	128,470	7,275,256
	Bank of Marin Bancorp	35,642	1,119,515
	Bank of New York Mellon Corp. (The)	535,879	19,211,262
#	Bank of NT Butterfield & Son, Ltd. (The)	188,729	4,912,616
	Bank of Princeton (The)	15,499	278,827
	Bank of South Carolina Corp.	10,128	170,859
	Bank of the James Financial Group, Inc.	7,644	78,886
#	Bank OZK	282,555	6,795,448

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BankFinancial Corp.	48,482	$353,434
	BankUnited, Inc.	285,584	5,751,662
	Bankwell Financial Group, Inc.	15,051	224,260
	Banner Corp.	118,134	4,185,488
#	Bar Harbor Bankshares	36,327	722,181
#*	Baycom Corp.	12,706	130,618
	BCB Bancorp, Inc.	46,065	370,823
#*	Berkshire Bancorp, Inc.	3,850	32,841
*	Berkshire Hathaway, Inc., Class B	928,900	181,860,042
	Berkshire Hills Bancorp, Inc.	149,748	1,491,490
#	BGC Partners, Inc., Class A	757,773	2,099,031
	BlackRock, Inc.	82,921	47,680,404
	Blackstone Group, Inc. (The), Class A	108,362	5,773,527
*	Blucora, Inc.	75,507	890,228
#	BOK Financial Corp.	130,601	7,274,476
	Boston Private Financial Holdings, Inc.	288,959	1,700,524
#	Bridge Bancorp, Inc.	61,357	1,109,948
*	Bridgewater Bancshares, Inc.	38,692	359,449
*	Brighthouse Financial, Inc.	52,344	1,483,429
*	BrightSphere Investment Group P.L.C.	253,163	3,402,511
	Brookline Bancorp, Inc.	277,736	2,664,877
	Brown & Brown, Inc.	382,181	17,377,770
	Bryn Mawr Bank Corp.	70,052	1,824,154
#	Business First Bancshares, Inc.	2,673	36,460
	Byline Bancorp, Inc.	9,550	123,768
	C&F Financial Corp.	9,438	277,005
	Cadence BanCorp	375,100	2,929,531
#»	Calamos Asset Management, Inc., Class A	35,476	0
	California First National Bancorp	9,103	140,596
#	Cambridge Bancorp	6,983	378,409
	Camden National Corp.	50,870	1,612,070
*	Cannae Holdings, Inc.	245,869	9,264,344
#	Capital City Bank Group, Inc.	51,430	968,427
	Capital One Financial Corp.	265,305	16,926,459
	Capitol Federal Financial, Inc.	500,934	4,834,013
	Capstar Financial Holdings, Inc.	52,453	532,398
	Cathay General Bancorp	194,645	4,706,516
	Cboe Global Markets, Inc.	70,730	6,203,021
	CBTX, Inc.	34,416	543,429
#	CCUR Holdings, Inc.	14,271	45,096
	Central Pacific Financial Corp.	56,777	883,450
	Central Valley Community Bancorp	24,647	323,862
#	Century Bancorp, Inc., Class A	13,628	949,054
*	CF Bankshares, Inc.	6,476	68,840
	Charles Schwab Corp. (The)	761,507	25,243,957
#	Chemung Financial Corp.	13,461	363,582
	Chubb, Ltd.	242,788	30,892,345
	Cincinnati Financial Corp.	198,392	15,460,689
#	CIT Group, Inc.	176,002	3,338,758
	Citigroup, Inc.	1,187,314	59,377,573
#	Citizens & Northern Corp.	25,465	450,731
	Citizens Community Bancorp, Inc.	24,520	162,322
	Citizens Financial Group, Inc.	491,628	12,197,291
	Citizens Holding Co.	5,685	122,569
#*	Citizens, Inc.	80,221	460,469
#	City Holding Co.	44,929	2,806,265
	Civista Bancshares, Inc.	40,150	527,169
	CME Group, Inc.	150,921	25,080,052
	CNA Financial Corp.	112,747	3,754,475

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CNB Financial Corp.	47,886	$781,978
	CNO Financial Group, Inc.	360,876	5,449,228
*	Coastal Financial Corp.	12,903	172,513
	Codorus Valley Bancorp, Inc.	25,892	304,231
	Cohen & Steers, Inc.	131,992	7,943,279
#	Colony Bankcorp, Inc.	20,874	222,726
#	Columbia Banking System, Inc.	233,315	6,749,803
*	Columbia Financial, Inc.	80,139	964,072
	Comerica, Inc.	255,711	9,849,988
#	Commerce Bancshares, Inc.	239,064	13,688,805
	Commercial National Financial Corp.	1,136	20,448
#	Community Bank System, Inc.	171,816	9,661,214
	Community Bankers Trust Corp.	62,574	322,882
	Community Financial Corp. (The)	15,436	347,619
*	Community First Bancshares, Inc.	17,083	121,289
	Community Trust Bancorp, Inc.	58,563	1,792,613
	Community West Bancshares	17,906	144,322
	ConnectOne Bancorp, Inc.	140,313	1,934,916
#*	Consumer Portfolio Services, Inc.	188,354	615,918
#	County Bancorp, Inc.	18,726	347,555
#	Cowen, Inc., Class A	63,922	1,052,795
#	Crawford & Co., Class A	94,242	690,794
	Crawford & Co., Class B	74,316	494,201
#*	Credit Acceptance Corp.	62,081	29,050,183
#	Cullen/Frost Bankers, Inc.	113,352	8,168,145
#*	Customers Bancorp, Inc.	95,711	1,134,175
	CVB Financial Corp.	383,991	6,938,717
	Diamond Hill Investment Group, Inc.	14,446	1,647,277
	Dime Community Bancshares, Inc.	132,854	1,560,370
	Discover Financial Services	545,735	26,975,681
	Donegal Group, Inc., Class A	78,391	1,095,906
	Donegal Group, Inc., Class B	5,678	67,739
#*	Donnelley Financial Solutions, Inc.	98,704	853,790
	E*TRADE Financial Corp.	340,972	17,311,148
	Eagle Bancorp Montana, Inc.	17,152	264,998
#	Eagle Bancorp, Inc.	113,735	3,421,149
	East West Bancorp, Inc.	257,210	8,914,899
	Eaton Vance Corp.	301,121	10,882,513
*	eHealth, Inc.	61,247	4,234,618
*	Elevate Credit, Inc.	56,257	108,576
#	Elmira Savings Bank	7,695	80,567
#	Emclaire Financial Corp.	2,399	49,443
	Employers Holdings, Inc.	113,426	3,688,614
#*	Encore Capital Group, Inc.	101,335	3,701,768
*	Enova International, Inc.	127,984	2,059,263
#*	Enstar Group, Ltd.	32,385	5,439,061
	Enterprise Bancorp, Inc.	18,776	403,684
	Enterprise Financial Services Corp.	85,883	2,495,760
	Equitable Holdings, Inc.	74,324	1,520,669
*	Equity Bancshares, Inc., Class A	47,837	676,415
#	Erie Indemnity Co., Class A	58,701	12,334,254
#*	Esquire Financial Holdings, Inc.	17,523	272,483
	ESSA Bancorp, Inc.	19,001	239,413
	Essent Group, Ltd.	178,380	6,391,355
#	Evans Bancorp, Inc.	13,858	305,569
	Evercore, Inc., Class A	118,960	6,578,488
	Everest Re Group, Ltd.	57,189	12,512,381
#*	EZCORP, Inc., Class A	178,007	1,018,200
#	FactSet Research Systems, Inc.	60,961	21,110,794

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Farmers & Merchants Bancorp, Inc.	8,932	$191,949
	Farmers National Banc Corp.	51,416	555,807
	Fauquier Bankshares, Inc.	4,556	64,240
#	FB Financial Corp.	100,967	2,565,571
	FBL Financial Group, Inc., Class A	79,082	2,750,472
	Federal Agricultural Mortgage Corp., Class A	2,460	141,450
	Federal Agricultural Mortgage Corp., Class C	29,738	1,769,708
	Federated Hermes, Inc., Class B	388,718	10,246,606
	FedNat Holding Co.	48,315	452,228
*	FFBW, Inc.	15,405	130,943
#	Fidelity D&D Bancorp, Inc.	5,497	250,993
	Fidelity National Financial, Inc.	365,119	11,815,251
	Fifth Third Bancorp	865,484	17,188,512
	Financial Institutions, Inc.	51,721	763,919
*	First Acceptance Corp.	34,466	27,056
	First American Financial Corp.	328,976	16,781,066
	First Bancorp	99,409	2,053,790
	First BanCorp	750,229	4,081,246
	First Bancorp, Inc. (The)	31,491	634,229
	First Bancshares, Inc.	569	7,255
	First Bancshares, Inc. (The)	29,331	583,980
#	First Bank	36,002	235,093
	First Busey Corp.	168,646	2,883,847
	First Business Financial Services, Inc.	24,675	366,917
#	First Capital, Inc.	6,938	371,252
	First Choice Bancorp	18,727	283,340
	First Citizens BancShares, Inc., Class A	22,584	9,617,848
	First Commonwealth Financial Corp.	335,636	2,641,455
	First Community Bancshares, Inc.	52,812	1,033,003
#	First Community Corp.	21,514	288,288
	First Financial Bancorp	338,499	4,710,214
#	First Financial Bankshares, Inc.	268,216	8,025,023
	First Financial Corp.	23,250	777,247
	First Financial Northwest, Inc.	22,460	204,386
	First Foundation, Inc.	138,010	2,121,214
#	First Guaranty Bancshares, Inc.	6,290	74,159
#	First Hawaiian, Inc.	20,596	357,958
	First Horizon National Corp.	1,385,540	12,843,956
	First Internet Bancorp	30,005	439,573
	First Interstate BancSystem, Inc., Class A	118,143	3,439,143
	First Merchants Corp.	186,893	4,565,796
	First Mid Bancshares, Inc.	33,744	823,691
	First Midwest Bancorp, Inc.	362,132	4,394,472
	First National Corp.	4,411	58,887
	First Northwest Bancorp	29,820	305,655
	First of Long Island Corp. (The)	76,126	1,135,039
	First Republic Bank	151,619	17,054,105
	First Savings Financial Group, Inc.	3,511	149,218
	First United Corp.	19,729	213,270
	First US Bancshares, Inc.	11,301	67,806
#*	First Western Financial, Inc.	5,714	80,625
	FirstCash, Inc.	118,740	6,844,174
	Flagstar Bancorp, Inc.	194,402	6,100,335
	Flushing Financial Corp.	96,520	1,069,442
	FNB Corp.	771,885	5,719,668
	Franklin Financial Network, Inc.	46,150	1,218,360
	Franklin Financial Services Corp.	2,735	65,968
#	Franklin Resources, Inc.	449,353	9,458,881
	FS Bancorp, Inc.	12,653	480,814

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fulton Financial Corp.	569,239	$5,521,618
#*	FVCBankcorp, Inc.	7,445	73,408
*	GAINSCO, Inc.	1,000	33,000
	GAMCO Investors, Inc., Class A	33,671	396,981
*	Genworth Financial, Inc., Class A	715,120	1,458,845
#	German American Bancorp, Inc.	82,904	2,357,790
	Glacier Bancorp, Inc.	220,426	7,783,242
	Glen Burnie Bancorp	793	6,598
	Global Indemnity, Ltd.	35,994	822,463
	Globe Life, Inc	159,563	12,701,215
	Goldman Sachs Group, Inc. (The)	183,199	36,266,074
#*	Goosehead Insurance, Inc., Class A	18,521	1,913,775
*	Great Elm Capital Group, Inc.	61,827	160,750
	Great Southern Bancorp, Inc.	48,081	1,734,282
	Great Western Bancorp, Inc.	192,551	2,503,163
*	Green Dot Corp., Class A	165,615	8,395,024
	Greene County Bancorp, Inc.	1,937	41,704
#	Greenhill & Co., Inc.	48,279	578,382
#*	Greenlight Capital Re, Ltd., Class A	88,310	570,483
#	Guaranty Bancshares, Inc.	21,025	569,777
	Guaranty Federal Bancshares, Inc.	9,816	144,884
*	Hallmark Financial Services, Inc.	43,645	123,952
	Hamilton Lane, Inc., Class A	46,666	3,371,152
	Hancock Whitney Corp.	238,396	4,543,828
	Hanmi Financial Corp.	106,232	980,521
	Hanover Insurance Group, Inc. (The)	111,810	11,391,203
*	HarborOne Bancrop, Inc.	93,608	810,645
	Harleysville Financial Corp.	3,101	70,424
	Hartford Financial Services Group, Inc. (The)	531,063	22,474,586
	Hawthorn Bancshares, Inc.	17,157	283,434
#	HCI Group, Inc.	32,040	1,429,625
	Heartland Financial USA, Inc.	118,089	3,689,100
#	Hennessy Advisors, Inc.	20,446	160,297
	Heritage Commerce Corp.	173,557	1,176,716
#	Heritage Financial Corp.	126,311	2,389,173
	Heritage Insurance Holdings, Inc.	94,337	1,119,780
	Hilltop Holdings, Inc.	301,208	5,864,520
	Hingham Institution For Savings (The)	5,643	993,168
*	HMN Financial, Inc.	11,368	159,152
#	Home Bancorp, Inc.	22,861	534,490
#	Home BancShares, Inc.	430,103	7,023,582
	Home Federal Bancorp, Inc.	2,614	63,050
	HomeStreet, Inc.	57,218	1,512,844
	HomeTrust Bancshares, Inc.	14,545	209,739
	Hope Bancorp, Inc.	473,877	3,994,783
	Horace Mann Educators Corp.	136,233	5,119,636
	Horizon Bancorp, Inc.	138,889	1,404,168
	Houlihan Lokey, Inc.	94,105	5,156,954
*	Howard Bancorp, Inc.	49,213	468,016
	Huntington Bancshares, Inc.	1,581,282	14,658,484
*	HV Bancorp, Inc.	1,600	19,376
*	ICC Holdings, Inc.	4,514	49,654
	IF Bancorp, Inc.	6,461	104,151
	Independence Holding Co.	33,517	1,108,072
#	Independent Bank Corp.	78,268	5,049,851
	Independent Bank Corp.	79,297	1,107,383
#	Independent Bank Group, Inc.	126,015	5,535,839
	Interactive Brokers Group, Inc., Class A	239,034	11,856,086
	Intercontinental Exchange, Inc.	315,151	30,500,314

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	International Bancshares Corp.	221,995	$6,753,088
#	Invesco, Ltd.	599,951	6,023,508
	Investar Holding Corp.	28,758	383,344
	Investors Bancorp, Inc.	708,652	5,754,254
	Investors Title Co.	6,264	720,861
	James River Group Holdings, Ltd.	101,711	4,711,254
#	Janus Henderson Group P.L.C.	257,303	5,375,060
	Jefferies Financial Group, Inc.	486,320	7,878,384
	JPMorgan Chase & Co.	2,465,119	238,229,100
	Kearny Financial Corp.	363,226	2,920,337
	Kemper Corp.	165,791	13,017,909
	Kentucky First Federal Bancorp	16,790	100,908
	KeyCorp	1,091,422	13,107,978
	Kingstone Cos., Inc.	26,975	145,665
	Kinsale Capital Group, Inc.	24,672	4,808,573
	KKR & Co., Inc., Class A	280,744	9,929,915
	Lake Shore Bancorp, Inc.	8,295	95,973
	Lakeland Bancorp, Inc.	168,336	1,713,660
#	Lakeland Financial Corp.	73,806	3,266,654
	Landmark Bancorp, Inc.	11,303	232,842
	Lazard, Ltd., Class A	302,307	8,863,641
#	LCNB Corp.	39,467	494,127
	Legg Mason, Inc.	384,587	19,225,504
#*	LendingClub Corp.	200,782	1,048,082
#*	LendingTree, Inc.	17,736	6,141,799
	Level One Bancorp, Inc.	14,563	235,484
*	Limestone Bancorp, Inc.	14,697	155,494
	Lincoln National Corp.	278,276	10,371,347
#	Live Oak Bancshares, Inc.	114,349	1,945,076
	Loews Corp.	360,511	13,126,206
	LPL Financial Holdings, Inc.	269,131	21,266,732
	Luther Burbank Corp.	6,429	61,526
	M&T Bank Corp.	149,418	15,830,837
	Macatawa Bank Corp.	100,595	724,284
	Mackinac Financial Corp.	30,395	276,595
*	Magyar Bancorp, Inc.	8,387	64,077
#*	Maiden Holdings, Ltd.	306,522	432,196
*	MainStreet Bancshares, Inc.	3,548	45,876
*	Malvern Bancorp, Inc.	22,019	265,990
#	Manning & Napier, Inc.	37,193	130,176
*	Markel Corp.	15,695	16,394,055
	MarketAxess Holdings, Inc.	48,608	25,115,754
	Marlin Business Services Corp.	42,357	310,900
	Marsh & McLennan Cos., Inc.	260,276	30,348,182
#*	MBIA, Inc.	460,050	3,685,000
	Mercantile Bank Corp.	50,250	1,069,822
	Merchants Bancorp	3,508	64,652
#	Mercury General Corp.	190,529	8,175,599
	Meridian Bancorp, Inc.	182,651	2,083,135
#*	Meridian Corp.	4,438	66,659
	Meta Financial Group, Inc.	132,021	2,463,512
	MetLife, Inc.	418,225	15,829,816
*	Metropolitan Bank Holding Corp.	10,356	306,330
	MGIC Investment Corp.	277,958	2,298,713
	Mid Penn Bancorp, Inc.	5,767	110,842
	Middlefield Banc Corp.	17,126	302,103
	Midland States Bancorp, Inc.	50,496	711,489
	MidWestOne Financial Group, Inc.	27,498	497,164
*	MMA Capital Holdings, Inc.	16,416	406,788

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Moelis & Co., Class A	122,117	$3,637,865
	Moody's Corp.	114,488	32,205,474
	Morgan Stanley	907,186	44,343,252
	Morningstar, Inc.	84,700	14,232,988
#*	Mr Cooper Group, Inc.	52,741	861,261
	MSCI, Inc.	127,858	48,072,051
	MVB Financial Corp.	27,926	369,182
	Nasdaq, Inc.	209,607	27,523,495
	National Bank Holdings Corp., Class A	105,411	2,928,318
	National Bankshares, Inc.	7,777	195,047
	National General Holdings Corp.	268,770	9,135,492
*	National Holdings Corp.	20,165	46,984
#	National Security Group, Inc. (The)	2,402	32,523
	National Western Life Group, Inc., Class A	11,616	2,262,681
#	Navient Corp.	796,478	6,339,965
	NBT Bancorp, Inc.	149,512	4,453,962
	Nelnet, Inc., Class A	100,841	5,848,778
	New York Community Bancorp, Inc.	689,481	7,260,235
»	NewStar Financial, Inc.	120,603	12,253
#*	NI Holdings, Inc.	24,329	400,942
*	Nicholas Financial, Inc.	18,462	150,650
*	Nicolet Bankshares, Inc.	23,280	1,304,146
*	NMI Holdings, Inc., Class A	212,574	3,299,148
*	Northeast Bank	24,328	463,205
	Northeast Community Bancorp, Inc.	5,900	47,200
	Northern Trust Corp.	238,095	18,654,743
	Northfield Bancorp, Inc.	162,681	1,563,364
	Northrim BanCorp, Inc.	16,807	386,897
	Northwest Bancshares, Inc.	432,193	4,257,101
	Norwood Financial Corp.	10,571	256,030
#	Oak Valley Bancorp	15,008	192,102
	OceanFirst Financial Corp.	187,284	2,869,191
	Oconee Federal Financial Corp.	2,225	56,537
*	Ocwen Financial Corp.	47,692	56,753
	OFG Bancorp	170,790	2,233,933
#	Ohio Valley Banc Corp.	8,757	172,513
	Old National Bancorp	521,100	7,290,189
#	Old Point Financial Corp.	7,052	108,319
	Old Republic International Corp.	646,273	10,385,607
	Old Second Bancorp, Inc.	13,666	113,701
*	On Deck Capital, Inc.	224,217	327,357
	OneMain Holdings, Inc.	199,336	5,720,943
	Oppenheimer Holdings, Inc., Class A	16,285	345,079
#	Origin Bancorp, Inc.	23,289	552,881
	Orrstown Financial Services, Inc.	31,672	430,739
*	Pacific Mercantile Bancorp	62,752	232,810
#	Pacific Premier Bancorp, Inc.	318,264	6,686,727
	PacWest Bancorp	193,140	3,529,633
#	Park National Corp.	50,360	4,318,874
	Parke Bancorp, Inc.	36,297	424,312
	Pathfinder Bancorp, Inc.	8,118	75,497
#	Patriot National Bancorp, Inc.	5,433	32,055
	PCB Bancorp	22,984	211,453
	PCSB Financial Corp.	43,541	484,176
	Peapack-Gladstone Financial Corp.	63,296	1,030,459
	Penns Woods Bancorp, Inc.	18,821	380,184
	Pennymac Financial Services, Inc.	189,788	9,159,169
	Peoples Bancorp of North Carolina, Inc.	12,220	202,241
#	Peoples Bancorp, Inc.	64,321	1,290,922

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Financial Services Corp.	8,101	$290,907
	People's United Financial, Inc.	861,950	9,300,440
	Pinnacle Financial Partners, Inc.	162,141	6,424,026
	Piper Sandler Cos.	51,062	3,161,248
	PJT Partners, Inc., Class A	30,780	1,647,653
#	Plumas Bancorp	13,751	286,983
	PNC Financial Services Group, Inc. (The)	258,166	27,538,567
#*	Ponce de Leon Federal Bank	43,206	393,175
	Popular, Inc.	230,501	8,553,892
#*	PRA Group, Inc.	151,333	5,986,733
#	Preferred Bank	47,770	1,779,432
	Premier Financial Bancorp, Inc.	36,475	386,635
	Premier Financial Corp.	119,150	2,106,572
	Primerica, Inc.	154,025	18,430,631
	Principal Financial Group, Inc.	312,926	13,277,450
	ProAssurance Corp.	147,136	2,162,899
	Progressive Corp. (The)	386,646	34,929,600
	Prosperity Bancshares, Inc.	235,724	13,096,825
#	Protective Insurance Corp., Class A	4,434	64,980
	Protective Insurance Corp., Class B	31,717	405,978
#	Provident Bancorp, Inc.	43,546	341,836
	Provident Financial Holdings, Inc.	23,477	286,419
	Provident Financial Services, Inc.	225,690	3,080,668
	Prudential Bancorp, Inc.	24,908	278,970
	Prudential Financial, Inc.	321,883	20,397,726
	Pzena Investment Management, Inc., Class A	7,981	41,820
	QCR Holdings, Inc.	48,204	1,440,336
	Radian Group, Inc.	195,407	2,915,472
*	Randolph Bancorp, Inc.	14,267	153,085
	Raymond James Financial, Inc.	168,534	11,709,742
#	RBB Bancorp	23,880	305,664
*	Regional Management Corp.	33,931	515,412
	Regions Financial Corp.	1,177,825	12,791,179
	Reinsurance Group of America, Inc.	94,766	8,078,801
	RenaissanceRe Holdings, Ltd.	85,190	15,366,572
	Renasant Corp.	189,816	4,409,426
	Republic Bancorp, Inc., Class A	47,413	1,432,821
*	Republic First Bancorp, Inc.	167,656	390,638
	Riverview Bancorp, Inc.	64,679	315,634
#	RLI Corp.	99,196	8,742,143
	S&P Global, Inc.	106,122	37,169,230
#	S&T Bancorp, Inc.	135,794	2,919,571
#	Safeguard Scientifics, Inc.	61,784	351,551
	Safety Insurance Group, Inc.	55,259	4,181,449
	Salisbury Bancorp, Inc.	7,079	257,746
	Sandy Spring Bancorp, Inc.	121,686	2,813,380
	Santander Consumer USA Holdings, Inc.	651,102	11,954,233
	SB Financial Group, Inc.	17,474	217,027
	SB One Bancorp	32,051	593,264
*	Seacoast Banking Corp. of Florida	71,438	1,348,749
*	Security National Financial Corp., Class A	37,020	227,673
	SEI Investments Co.	277,051	14,498,079
*	Select Bancorp, Inc.	56,919	444,537
	Selective Insurance Group, Inc.	172,504	9,373,867
#	ServisFirst Bancshares, Inc.	148,244	5,424,248
	Severn Bancorp, Inc.	33,252	200,177
	Shore Bancshares, Inc.	36,272	336,241
#*	Siebert Financial Corp.	8,302	28,725
	Sierra Bancorp	48,652	855,302

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Signature Bank	79,721	$8,173,794
	Silvercrest Asset Management Group, Inc., Class A	27,562	303,182
	Simmons First National Corp., Class A	305,840	5,073,886
#	SLM Corp.	1,352,797	9,158,436
	SmartFinancial, Inc.	22,886	326,354
	Sound Financial Bancorp, Inc.	5,599	157,612
	South State Corp.	184,221	8,779,973
*	Southern First Bancshares, Inc.	24,251	591,724
	Southern Missouri Bancorp, Inc.	15,829	345,230
	Southern National Bancorp of Virginia, Inc.	59,841	503,861
	Southside Bancshares, Inc.	120,789	3,345,855
*	Spirit of Texas Bancshares, Inc.	29,059	338,537
	Standard AVB Financial Corp.	8,203	164,552
	State Auto Financial Corp.	143,606	2,227,329
	State Street Corp.	310,280	19,792,761
#	Sterling Bancorp	579,627	6,520,804
	Sterling Bancorp, Inc.	22,217	67,762
	Stewart Information Services Corp.	92,756	3,891,114
	Stifel Financial Corp.	139,112	6,744,150
#	Stock Yards Bancorp, Inc.	61,907	2,419,945
#*	StoneX Group, Inc.	46,863	2,459,370
	Summit Financial Group, Inc.	17,934	269,727
	Summit State Bank	13,468	132,794
*	SVB Financial Group	79,723	17,879,477
	Synchrony Financial	927,351	20,522,278
	Synovus Financial Corp.	487,897	9,831,125
	T Rowe Price Group, Inc.	224,354	30,983,287
	TCF Financial Corp.	354,553	9,746,662
	TD Ameritrade Holding Corp.	380,065	13,640,533
	Territorial Bancorp, Inc.	29,902	656,947
#	Teton Advisors, Inc., Class A	95	4,113
#*	Texas Capital Bancshares, Inc.	142,625	4,738,002
#	TFS Financial Corp.	316,921	4,589,016
*	Third Point Reinsurance, Ltd.	315,513	2,457,846
	Timberland Bancorp, Inc.	23,378	389,477
	Tiptree, Inc.	128,893	650,910
#	Tompkins Financial Corp.	42,045	2,713,164
	Towne Bank	240,531	4,242,967
	Travelers Cos., Inc. (The)	264,266	30,237,316
	TriCo Bancshares	101,687	2,847,236
*	TriState Capital Holdings, Inc.	92,872	1,230,554
*	Triumph Bancorp, Inc.	89,285	2,339,267
	Truist Financial Corp.	722,602	27,068,671
*	Trupanion, Inc.	1,537	77,726
	TrustCo Bank Corp. NY	321,168	1,859,563
	Trustmark Corp.	222,150	5,002,818
	U.S. Bancorp.	909,248	33,496,696
	UMB Financial Corp.	116,592	5,806,282
	Umpqua Holdings Corp.	553,964	6,010,509
*	Unico American Corp.	5,450	25,860
	Union Bankshares, Inc.	2,439	44,292
	United Bancorp, Inc.	11,080	118,224
	United Bancshares, Inc.	6,375	127,500
#	United Bankshares, Inc.	328,515	8,646,515
	United Community Banks, Inc.	263,581	4,726,007
	United Fire Group, Inc.	85,504	2,169,236
	United Insurance Holdings Corp.	139,254	1,030,480
	United Security Bancshares	45,844	286,983
	Unity Bancorp, Inc.	30,986	387,635

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Universal Insurance Holdings, Inc.	150,084	$2,627,971
	Univest Financial Corp.	95,867	1,465,806
	Unum Group	324,774	5,595,856
	US Global Investors, Inc., Class A	14,134	47,349
	Valley National Bancorp	865,224	6,463,223
#	Value Line, Inc.	7,363	181,498
#	Veritex Holdings, Inc.	91,340	1,527,205
#	Victory Capital Holdings, Inc., Class A	8,635	153,271
	Virtu Financial, Inc., Class A	207,544	5,147,091
#	Virtus Investment Partners, Inc.	23,545	3,200,236
	Voya Financial, Inc.	250,373	12,368,426
#	Waddell & Reed Financial, Inc., Class A	191,471	2,793,562
	Walker & Dunlop, Inc.	132,191	6,663,748
	Washington Federal, Inc.	306,897	7,162,976
	Washington Trust Bancorp, Inc.	53,277	1,776,255
	Waterstone Financial, Inc.	93,041	1,421,666
	Webster Financial Corp.	242,976	6,625,956
	Wells Fargo & Co.	1,978,306	47,993,704
	WesBanco, Inc.	205,966	4,084,306
	West BanCorp, Inc.	55,086	903,961
#	Westamerica BanCorp	72,997	4,406,099
	Western Alliance Bancorp	294,803	10,598,168
	Western New England Bancorp, Inc.	94,346	475,504
	Westwood Holdings Group, Inc.	25,331	287,760
	White Mountains Insurance Group, Ltd.	10,748	9,459,637
	Willis Towers Watson P.L.C.	101,246	21,262,672
	Wintrust Financial Corp.	168,342	7,205,038
#	WisdomTree Investments, Inc.	425,275	1,530,990
#*	World Acceptance Corp.	30,908	2,296,464
	WR Berkley Corp.	219,982	13,583,888
	WSFS Financial Corp.	176,615	5,038,826
#	WVS Financial Corp.	2,157	28,170
	Zions Bancorp NA	271,529	8,816,547
TOTAL FINANCIALS			3,449,935,652
HEALTH CARE — (12.8%)
	Abbott Laboratories	673,530	67,784,059
	AbbVie, Inc.	687,406	65,241,703
#*	Abeona Therapeutics, Inc.	5,202	14,826
*	ABIOMED, Inc.	38,341	11,500,000
#*	Acadia Healthcare Co., Inc.	259,931	7,748,543
#*	ACADIA Pharmaceuticals, Inc.	47,668	1,981,559
*	Acceleron Pharma, Inc.	16,363	1,622,719
#*	Accuray, Inc.	79,188	176,589
#»	Achillion Pharmaceuticals, Inc.	448,234	206,188
#*	Acorda Therapeutics, Inc.	255,787	160,839
*	Addus HomeCare Corp.	39,447	3,803,085
#*	Aduro Biotech, Inc.	97,719	275,568
#*	Adverum Biotechnologies, Inc.	188,597	3,162,772
*	Aeglea BioTherapeutics, Inc.	65,850	451,072
*	Aerie Pharmaceuticals Inc.	9,352	108,109
*	Affimed NV	94,889	334,958
	Agilent Technologies, Inc.	250,376	24,118,720
#*	Agios Pharmaceuticals, Inc.	40,715	1,845,204
#*	Akebia Therapeutics, Inc.	229,508	2,563,604
#*	Albireo Pharma, Inc.	29,734	840,283
*	Aldeyra Therapeutics, Inc.	60,566	389,439
*	Alexion Pharmaceuticals, Inc.	195,685	20,055,756
*	Align Technology, Inc.	85,102	25,004,670

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Alkermes P.L.C.	108,812	$1,959,704
#*	Allscripts Healthcare Solutions, Inc.	571,686	5,145,174
#*	Alnylam Pharmaceuticals, Inc.	57,958	8,447,958
*	Alpine Immune Sciences, Inc.	19,427	223,411
#*	AMAG Pharmaceuticals, Inc.	35,999	343,970
*	Amedisys, Inc.	70,493	16,506,641
#*	American Renal Associates Holdings, Inc.	14,460	93,267
#*	American Shared Hospital Services	3,958	7,995
	AmerisourceBergen Corp.	279,308	27,983,869
	Amgen, Inc.	480,932	117,669,632
*	Amicus Therapeutics, Inc.	91,821	1,326,813
*	AMN Healthcare Services, Inc.	190,695	10,476,783
#*	Amphastar Pharmaceuticals, Inc.	125,572	2,513,951
#*	AnaptysBio, Inc.	60,000	1,077,600
*	AngioDynamics, Inc.	120,664	996,685
*	ANI Pharmaceuticals, Inc.	37,794	1,119,080
#*	Anika Therapeutics, Inc.	48,158	1,752,951
	Anthem, Inc.	185,833	50,881,075
*	Apollo Endosurgery, Inc.	3,814	5,874
*	Applied Genetic Technologies Corp.	47,982	253,345
#	Apyx Medical Corp.	71,717	322,009
*	AquaBounty Technologies Inc.	9,803	29,899
#*	Aravive, Inc.	28,295	166,658
*	Arcus Biosciences, Inc.	60,254	1,185,799
*	Ardelyx, Inc.	179,035	1,011,548
*	Arena Pharmaceuticals, Inc.	104,842	6,436,250
*	Assembly Biosciences, Inc.	82,694	1,835,807
*	Assertio Holdings, Inc.	203,743	183,491
*	Atara Biotherapeutics, Inc.	136,874	1,695,869
*	AtriCure, Inc.	11,869	484,374
	Atrion Corp.	4,902	3,039,730
#*	Avanos Medical, Inc.	164,993	5,060,335
#*	Avrobio, Inc.	12,944	219,401
#*	AxoGen, Inc.	12,702	144,422
	Baxter International, Inc.	219,725	18,979,845
	Becton Dickinson and Co.	103,629	29,154,983
#*	BioDelivery Sciences International, Inc.	17,342	72,663
*	Biogen, Inc.	144,169	39,601,783
*	BioMarin Pharmaceutical, Inc.	91,526	10,965,730
*	Bio-Rad Laboratories, Inc., Class A	36,426	19,119,643
*	BioSpecifics Technologies Corp.	22,868	1,432,909
	Bio-Techne Corp.	48,587	13,369,199
*	BioTelemetry, Inc.	89,756	3,820,015
#*	Bluebird Bio, Inc.	47,776	2,900,003
*	Boston Scientific Corp.	348,414	13,438,328
	Bristol-Myers Squibb Co.	974,388	57,157,600
*	Brookdale Senior Living, Inc.	529,012	1,465,363
	Bruker Corp.	254,648	11,362,394
*	Caladrius Biosciences, Inc.	20,846	47,320
*	Calithera Biosciences, Inc.	136,322	640,713
#	Cantel Medical Corp.	79,179	3,741,208
#*	Capital Senior Living Corp.	148,223	96,034
#*	Cara Therapeutics, Inc.	16,136	265,276
	Cardinal Health, Inc.	317,001	17,314,595
*	Cardiovascular Systems, Inc.	29,839	909,493
#*	CareDx, Inc.	18,015	600,800
#	Cassava Sciences, Inc.	8,330	26,406
#*	Castlight Health, Inc., Class B	223,474	245,821
#*	Catabasis Pharmaceuticals, Inc.	20,797	120,207

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Catalent, Inc.	413,669	$36,129,850
#*	Catalyst Biosciences, Inc.	55,853	285,409
#*	Catalyst Pharmaceuticals, Inc.	60,292	259,256
#*	Celldex Therapeutics, Inc.	70,854	729,088
#*	Cellular Biomedicine Group, Inc.	1,100	14,487
#*	Celsion Corp.	18,943	20,837
*	Centene Corp.	477,162	31,134,820
#	Cerner Corp.	451,047	31,325,214
*	Change Healthcare, Inc.	370,824	4,323,808
*	Charles River Laboratories International, Inc.	144,584	28,770,770
#*	Chembio Diagnostics, Inc.	30,538	168,875
	Chemed Corp.	40,979	20,169,454
*	ChemoCentryx, Inc.	20,878	1,100,479
*	Chiasma, Inc.	51,748	226,139
#*	Chimerix, Inc.	184,649	574,258
*	Cigna Corp.	336,543	58,117,611
»	Clementia Pharmaceuticals, Inc.	1,000	672
#*	Collegium Pharmaceutical, Inc.	38,512	607,719
#*	Community Health Systems, Inc.	198,236	987,215
	Computer Programs and Systems, Inc.	35,295	871,081
*	Concert Pharmaceuticals, Inc.	73,255	679,074
#	CONMED Corp.	82,650	6,821,931
	Cooper Cos., Inc. (The)	43,578	12,329,524
#*	Corcept Therapeutics, Inc.	274,763	4,107,707
*	CorVel Corp.	60,304	4,793,565
#*	Corvus Pharmaceuticals, Inc.	39,229	166,331
#*	Covetrus, Inc.	72,840	1,614,134
*	Cross Country Healthcare, Inc.	138,338	897,122
#*	CryoLife, Inc.	97,811	1,898,512
#*	Cumberland Pharmaceuticals, Inc.	40,261	134,069
#*	Cutera, Inc.	12,065	171,685
	CVS Health Corp.	876,671	55,177,673
#*	Cyclerion Therapeutics, Inc.	3,615	13,809
#*	Cymabay Therapeutics, Inc.	126,914	450,545
#*	CynergisTek, Inc.	11,534	19,608
*	CytomX Therapeutics, Inc.	106,976	749,902
	Danaher Corp.	250,661	51,084,712
*	DaVita, Inc.	296,876	25,943,994
*	Deciphera Pharmaceuticals, Inc.	52,984	2,456,868
#*	Denali Therapeutics, Inc.	98,402	2,304,575
	DENTSPLY SIRONA, Inc.	272,778	12,165,899
*	DexCom, Inc.	26,040	11,341,462
#*	Digirad Corp.	2,380	6,664
*	Eagle Pharmaceuticals, Inc.	15,105	700,721
*	Edwards Lifesciences Corp.	212,115	16,631,937
*	Elanco Animal Health, Inc.	321,439	7,595,604
#»	Elanco Animal Health, Inc.	131,780	0
#*	Electromed, Inc.	13,044	216,400
	Eli Lilly and Co.	556,426	83,625,264
#*	Eloxx Pharmaceuticals, Inc.	4,086	11,400
*	Emergent BioSolutions, Inc.	78,653	8,749,360
#*	Enanta Pharmaceuticals, Inc.	52,437	2,404,236
	Encompass Health Corp.	330,185	22,478,995
#*	Endo International P.L.C.	470,748	1,638,203
#*	Enochian Biosciences, Inc.	36,985	142,392
	Ensign Group, Inc. (The)	169,224	7,782,612
#	Envista Holdings Corp.	109,191	2,388,007
#*	Enzo Biochem, Inc.	151,840	361,379
#*	Epizyme, Inc.	148,099	2,049,690

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Evolent Health, Inc., Class A	249,401	$2,905,522
#*	Exact Sciences Corp.	61,901	5,865,120
*	Exelixis, Inc.	469,222	10,834,336
#*	Eyenovia, Inc.	12,546	44,162
#*	FibroGen, Inc.	84,952	3,438,007
*	Five Prime Therapeutics, Inc.	98,027	578,359
#*	Five Star Senior Living, Inc.	204	926
*	FONAR Corp.	17,731	436,537
#*	Fulgent Genetics, Inc.	30,974	816,165
#*	G1 Therapeutics, Inc.	95,854	1,406,178
	Gilead Sciences, Inc.	1,115,047	77,529,218
*	Global Blood Therapeutics, Inc.	98,361	6,637,400
*	Globus Medical, Inc., Class A	164,504	7,925,803
#*	GlycoMimetics, Inc.	109,811	432,655
*	Guardant Health, Inc.	23,733	2,021,577
*	Haemonetics Corp.	109,830	9,627,698
*	Halozyme Therapeutics, Inc.	31,568	858,334
*	Hanger, Inc.	70,228	1,226,181
*	Harvard Bioscience, Inc.	104,293	324,351
	HCA Healthcare, Inc.	64,579	8,178,285
*	HealthStream, Inc.	83,884	1,841,673
*	Henry Schein, Inc.	175,487	12,061,222
#*	Heron Therapeutics, Inc.	36,977	602,355
#*	Heska Corp.	14,732	1,417,513
	Hill-Rom Holdings, Inc.	157,154	15,278,512
*	HMS Holdings Corp.	207,692	6,749,990
*	Hologic, Inc.	463,576	32,348,333
*	Horizon Therapeutics P.L.C.	482,570	29,528,458
	Humana, Inc.	119,931	47,066,921
#*	ICU Medical, Inc.	41,541	7,632,328
*	IDEXX Laboratories, Inc.	79,980	31,812,045
*	Illumina, Inc.	28,536	10,905,318
#*	ImmuCell Corp.	6,242	30,960
*	Incyte Corp.	61,966	6,119,762
*	Infinity Pharmaceuticals, Inc.	127,833	113,132
*	InfuSystem Holdings, Inc.	48,515	592,368
#*	Innoviva, Inc.	225,749	3,057,770
*	Inogen, Inc.	57,333	1,760,123
*	Inovalon Holdings, Inc., Class A	81,958	1,928,472
#*	Insmed, Inc.	78,582	2,052,562
*	Insulet Corp.	33,471	6,806,663
*	Integer Holdings Corp.	75,875	4,990,299
#*	Integra LifeSciences Holdings Corp.	165,154	7,886,103
#*	Intellia Therapeutics, Inc.	127,571	2,272,040
#*	Intra-Cellular Therapies, Inc.	194,278	3,851,561
#*	IntriCon Corp.	24,804	267,883
*	Intuitive Surgical, Inc.	26,157	17,929,054
#	Invacare Corp.	204,687	1,440,996
#*	Ionis Pharmaceuticals, Inc.	75,712	4,357,983
*	IQVIA Holdings, Inc.	112,505	17,819,667
#*	iRadimed Corp.	2,040	45,451
*	IRIDEX Corp.	15,940	32,199
#*	Ironwood Pharmaceuticals, Inc.	121,963	1,118,401
	IVERIC bio, Inc.	58,078	232,893
*	Jazz Pharmaceuticals P.L.C.	85,223	9,225,390
	Johnson & Johnson	2,392,005	348,658,649
#*	Jounce Therapeutics, Inc.	95,220	436,108
#*	Kala Pharmaceuticals, Inc.	45,256	395,990
#*	KalVista Pharmaceuticals, Inc.	34,070	334,908

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Karyopharm Therapeutics, Inc.	122,197	$1,961,262
	Kewaunee Scientific Corp.	6,314	60,109
#*	Kindred Biosciences, Inc.	92,842	305,450
#*	Kiniksa Pharmaceuticals, Ltd., Class A	23,728	463,171
#*	Kura Oncology, Inc.	78,799	1,295,456
*	Laboratory Corp. of America Holdings	127,237	24,546,562
#*	Lannett Co., Inc.	101,012	601,021
#*	Lantheus Holdings, Inc.	179,460	2,419,121
#	LeMaitre Vascular, Inc.	51,935	1,523,254
*	LHC Group, Inc.	94,117	18,363,168
#*	Ligand Pharmaceuticals, Inc.	41,617	4,876,680
*	LivaNova P.L.C.	114,724	5,339,255
	Luminex Corp.	125,124	4,554,514
#*	Lumos Pharma, Inc.	2,606	37,057
*	MacroGenics, Inc.	125,711	3,193,059
#*	Madrigal Pharmaceuticals, Inc.	36,404	3,735,414
*	Magellan Health, Inc.	85,425	6,335,972
#*	Mallinckrodt P.L.C.	394,918	880,667
#*	Marinus Pharmaceuticals, Inc.	28,173	47,331
*	Masimo Corp.	66,721	14,686,627
	McKesson Corp.	186,756	28,043,281
#*»	MedCath Corp.	26,258	0
#*	MEDNAX, Inc.	246,750	4,930,065
*	Medpace Holdings, Inc.	95,596	11,409,383
	Medtronic P.L.C.	502,888	48,518,634
*	MEI Pharma, Inc.	83,632	232,079
	Merck & Co., Inc.	1,813,335	145,502,000
*	Meridian Bioscience, Inc.	136,128	3,333,775
*	Merit Medical Systems, Inc.	133,129	5,953,529
#	Merrimack Pharmaceuticals, Inc.	38,670	128,384
*	Mersana Therapeutics, Inc.	44,631	887,264
#	Mesa Laboratories, Inc.	6,939	1,644,127
*	Mettler-Toledo International, Inc.	25,652	23,984,620
#*	Minerva Neurosciences, Inc.	196,436	684,579
*	Misonix, Inc.	8,260	102,672
*	Molecular Templates, Inc.	80,425	882,262
#*	Molina Healthcare, Inc.	172,383	31,839,140
*	Momenta Pharmaceuticals, Inc.	253,039	7,462,120
*	Motus GI Holdings, Inc.	100	122
#*	MTBC, Inc.	17,198	186,942
*	Mylan NV	696,847	11,226,205
*	MyoKardia, Inc.	15,533	1,399,989
*	Myriad Genetics, Inc.	229,984	2,775,907
	National HealthCare Corp.	48,530	2,878,800
	National Research Corp.	38,542	2,204,217
*	Natus Medical, Inc.	91,485	1,699,791
#*	Nektar Therapeutics	33,483	741,983
*	Neogen Corp.	85,714	6,580,264
#*	NeoGenomics, Inc.	126,762	4,846,111
#	Neoleukin Therapeutics, Inc.	57,385	555,487
#*	Neurocrine Biosciences, Inc.	34,134	4,108,368
*	NextGen Healthcare, Inc.	177,439	2,594,158
*	Novocure, Ltd.	24,134	1,829,116
#*	NuVasive, Inc.	139,793	7,987,772
#*	ObsEva SA	19,476	49,469
*	Omnicell, Inc.	85,901	6,037,981
*	Oncternal Therapeutics, Inc.	6,310	17,984
*	Opiant Pharmaceuticals, Inc.	5,178	47,534
#*	OPKO Health, Inc.	148,435	764,440

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Option Care Health, Inc.	52,169	$614,551
*	OraSure Technologies, Inc.	191,025	3,467,104
*	Orthofix Medical, Inc.	51,702	1,587,768
*	Otonomy, Inc.	84,471	296,493
#*	Ovid therapeutics, Inc.	21,461	138,423
#	Owens & Minor, Inc.	256,784	4,129,087
#*	Oxford Immunotec Global P.L.C.	65,864	861,501
#*	Pacira BioSciences, Inc.	50,627	2,663,486
#	Patterson Cos., Inc.	280,505	7,450,213
#*	PDL BioPharma, Inc.	483,559	1,537,718
*	Pennant Group, Inc.	86,912	2,178,015
#*	Penumbra, Inc.	9,215	2,044,901
	PerkinElmer, Inc.	127,578	15,170,300
	Perrigo Co. P.L.C.	237,886	12,612,716
#*	PetIQ, Inc.	61,213	2,233,662
*	Pfenex, Inc.	78,124	553,899
	Pfizer, Inc.	4,036,899	155,339,874
	Phibro Animal Health Corp., Class A	63,051	1,462,468
*	PRA Health Sciences, Inc.	125,579	13,381,698
*	Premier, Inc., Class A	232,042	8,114,509
*	Prestige Consumer Healthcare, Inc.	177,228	6,591,109
#*	Pro-Dex, Inc.	6,861	130,359
»	Progenic Pharmaceuticals, Inc.	132,661	0
	ProPhase Labs, Inc.	8,768	14,993
#*	Protagonist Therapeutics, Inc.	69,831	1,098,442
#*	Prothena Corp. P.L.C.	153,097	1,873,907
*	Providence Service Corp. (The)	44,020	3,566,060
	Psychemedics Corp.	7,568	34,888
#*	PTC Therapeutics, Inc.	8,705	403,303
	Quest Diagnostics, Inc.	175,259	22,270,161
*	Quidel Corp.	69,469	19,622,908
*	R1 RCM, Inc.	96,621	1,320,809
#*	RadNet, Inc.	92,359	1,467,585
#*	Reata Pharmaceuticals Inc., Class A	6,831	1,008,939
*	Regeneron Pharmaceuticals, Inc.	41,701	26,357,951
#*	REGENXBIO, Inc.	97,866	3,239,365
*	Repligen Corp.	86,442	13,044,962
	ResMed, Inc.	101,037	20,461,003
#*	Retrophin, Inc.	142,264	2,828,208
#*	Revance Therapeutics, Inc.	74,940	1,759,591
#*	Rhythm Pharmaceuticals, Inc.	43,899	843,739
#*	Rigel Pharmaceuticals, Inc.	403,175	927,302
#*	Rocket Pharmaceuticals, Inc.	69,715	1,640,394
#*	Sage Therapeutics, Inc.	17,080	778,336
#*	Sangamo Therapeutics, Inc.	307,025	3,325,081
#*	Sarepta Therapeutics, Inc.	33,318	5,114,979
*	Savara, Inc.	12,000	23,880
#*	scPharmaceuticals, Inc.	9,561	71,708
*	SeaSpine Holdings Corp.	66,910	626,947
*	Seattle Genetics, Inc.	48,429	8,052,290
*	Select Medical Holdings Corp.	496,656	9,456,330
#*	Sensus Healthcare, Inc.	26,485	77,071
*	Sharps Compliance Corp.	23,834	182,330
#*	Sientra, Inc.	68,461	260,152
#*	SIGA Technologies, Inc.	14,990	96,236
#	Simulations Plus, Inc.	15,301	1,077,190
#*	Spectrum Pharmaceuticals, Inc.	299,834	896,504
#*	Spero Therapeutics, Inc.	48,483	567,251
#*	STAAR Surgical Co.	25,075	1,459,114

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#»	Steadymed, Ltd.	10,116	$0
	STERIS P.L.C.	96,301	15,372,529
#*	Strata Skin Sciences, Inc.	15,712	19,012
	Stryker Corp.	83,305	16,102,856
*	Supernus Pharmaceuticals, Inc.	167,352	3,726,092
#*	Surface Oncology, Inc.	18,978	98,875
*	Surgalign Holdings, Inc.	194,049	545,278
#*	Surgery Partners, Inc.	106,563	1,627,217
*	Surmodics, Inc.	43,052	2,035,929
#*	Syndax Pharmaceuticals, Inc.	58,949	831,770
*	Syneos Health, Inc.	211,249	13,179,825
*	Synlogic, Inc.	89,578	202,446
#*	Syros Pharmaceuticals, Inc.	84,527	802,161
#*	Tactile Systems Technology, Inc.	11,227	460,082
*	Taro Pharmaceutical Industries, Ltd.	58,647	3,812,641
#*	Teladoc Health, Inc.	18,231	4,332,233
	Teleflex, Inc.	32,713	12,205,220
#*	Tenet Healthcare Corp.	229,965	6,080,275
	Thermo Fisher Scientific, Inc.	147,652	61,120,545
#*	Tivity Health, Inc.	120,021	1,574,676
#*	Trevena, Inc.	217,480	504,554
#*	Triple-S Management Corp., Class B	92,574	1,801,490
#*	Ultragenyx Pharmaceutical, Inc.	32,869	2,569,041
*	United Therapeutics Corp.	127,343	14,194,924
	UnitedHealth Group, Inc.	545,069	165,035,992
	Universal Health Services, Inc., Class B	138,443	15,214,886
#	US Physical Therapy, Inc.	37,464	3,111,760
	Utah Medical Products, Inc.	9,903	807,094
#*	Vanda Pharmaceuticals, Inc.	137,434	1,385,335
#*	Varex Imaging Corp.	109,907	1,723,342
*	Varian Medical Systems, Inc.	69,951	9,983,407
*	Veeva Systems, Inc., Class A	60,363	15,970,239
#*	Verastem, Inc.	15,553	20,841
#*	Vericel Corp.	35,671	588,215
*	Vertex Pharmaceuticals, Inc.	50,829	13,825,488
#*	ViewRay, Inc.	55,142	152,743
#*	Viking Therapeutics, Inc.	15,900	111,618
#*	Vocera Communications, Inc.	16,811	517,274
*	Waters Corp.	45,107	9,614,557
	West Pharmaceutical Services, Inc.	88,613	23,825,377
*	Wright Medical Group NV	116,290	3,491,026
#*	XBiotech, Inc.	9,859	143,350
#*	Xencor, Inc.	152,042	4,574,944
	Zimmer Biomet Holdings, Inc.	130,732	17,630,518
	Zoetis, Inc.	347,296	52,677,857
#*	Zogenix, Inc.	65,323	1,554,034
#*	Zynerba Pharmaceuticals, Inc.	7,863	29,486
TOTAL HEALTH CARE			3,479,745,963
INDUSTRIALS — (12.7%)
	3M Co.	456,981	68,761,931
#	AAON, Inc.	148,654	8,807,750
	AAR Corp.	130,189	2,241,855
	ABM Industries, Inc.	219,921	7,895,164
*	Acacia Research Corp.	80,906	320,388
	ACCO Brands Corp.	330,599	2,155,505
	Acme United Corp.	7,309	158,386
	Acuity Brands, Inc.	83,144	8,239,570
#	ADT, Inc.	31,215	268,761

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Advanced Disposal Services, Inc.	174,541	$5,264,157
	Advanced Drainage Systems, Inc.	120,583	5,908,567
*	AECOM	357,135	12,924,716
*	Aegion Corp.	89,592	1,381,509
#*	Aerojet Rocketdyne Holdings, Inc.	209,080	8,624,550
*	Aerovironment, Inc.	63,762	4,880,981
	AGCO Corp.	224,831	14,755,659
#	Air Lease Corp.	345,744	9,065,408
*	Air T, Inc.	6,373	77,368
*	Air Transport Services Group, Inc.	219,195	5,341,782
	Alamo Group, Inc.	31,445	3,242,294
	Alaska Air Group, Inc.	291,413	10,036,264
	Albany International Corp., Class A	89,530	4,304,602
#	Allegiant Travel Co.	55,123	6,175,430
	Allegion P.L.C.	160,684	15,981,631
	Allied Motion Technologies, Inc.	38,843	1,464,381
	Allison Transmission Holdings, Inc.	294,473	11,001,511
#*	Alpha Pro Tech, Ltd.	28,782	626,584
	Altra Industrial Motion Corp.	125,156	4,284,090
	AMERCO	36,617	11,634,319
#*	Ameresco, Inc., Class A	74,961	2,074,920
#	American Airlines Group, Inc.	432,804	4,812,780
#*	American Superconductor Corp.	51,466	478,634
*	American Woodmark Corp.	60,212	4,854,291
	AMETEK, Inc.	291,865	27,216,411
*	AMREP Corp.	14,457	64,478
	AO Smith Corp.	303,142	14,593,256
	Apogee Enterprises, Inc.	93,540	2,019,529
	Applied Industrial Technologies, Inc.	129,806	8,193,355
#	ARC Document Solutions, Inc.	130,947	128,394
	ArcBest Corp.	42,847	1,302,120
	Arcosa, Inc.	139,027	5,869,720
	Argan, Inc.	74,946	3,215,183
*	Armstrong Flooring, Inc.	129,154	383,587
	Armstrong World Industries, Inc.	109,506	7,801,207
*	ASGN, Inc.	168,848	11,559,334
#	Astec Industries, Inc.	75,894	3,376,524
*	Astronics Corp.	62,348	542,428
*	Astronics Corp., Class B	38,887	335,400
*	Atkore International Group, Inc.	172,982	4,613,430
#*	Atlas Air Worldwide Holdings, Inc.	82,451	4,294,048
*	Avalon Holdings Corp., Class A	6,800	11,832
*	Avis Budget Group, Inc.	249,519	6,462,542
*	Axon Enterprise, Inc.	83,074	6,905,942
	AZZ, Inc.	82,700	2,611,666
	Barnes Group, Inc.	144,417	5,324,655
	Barrett Business Services, Inc.	22,529	1,186,828
*	Beacon Roofing Supply, Inc.	221,925	6,915,183
	BG Staffing, Inc.	28,902	262,430
*	BMC Stock Holdings, Inc.	226,257	5,792,179
	Boeing Co. (The)	135,633	21,430,014
	Brady Corp., Class A	116,356	5,348,885
#	Brink's Co. (The)	111,977	4,966,180
#*	Broadwind, Inc.	18,954	87,757
*	Builders FirstSource, Inc.	385,027	9,121,290
	BWX Technologies, Inc.	193,548	10,552,237
*	CAI International, Inc.	69,005	1,187,576
	Carlisle Cos., Inc.	103,718	12,350,739
	Carrier Global Corp.	618,500	16,847,940

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Casella Waste Systems, Inc., Class A	110,876	$6,143,639
	Caterpillar, Inc.	494,834	65,753,542
*	CBIZ, Inc.	176,820	4,275,508
*	CECO Environmental Corp.	105,352	705,858
#	CH Robinson Worldwide, Inc.	196,178	18,385,802
#*	Chart Industries, Inc.	113,248	7,760,885
	Chicago Rivet & Machine Co.	653	13,866
#*	Cimpress P.L.C.	61,446	6,144,600
	Cintas Corp.	120,740	36,447,784
*	CIRCOR International, Inc.	63,797	1,672,757
*	Civeo Corp.	291,541	241,979
*	Clean Harbors, Inc.	155,555	9,271,078
#*	Colfax Corp.	274,471	7,981,617
	Columbus McKinnon Corp.	67,055	2,221,532
	Comfort Systems USA, Inc.	127,256	6,325,896
*	Commercial Vehicle Group, Inc.	122,197	285,941
	CompX International, Inc.	9,138	126,379
#*	Construction Partners, Inc., Class A	96,689	1,600,203
	Copa Holdings SA, Class A	82,408	3,414,988
*	Copart, Inc.	312,264	29,118,618
	CoreLogic, Inc.	263,759	17,977,813
#*	Cornerstone Building Brands, Inc.	262,987	1,491,136
	Costamare, Inc.	285,271	1,297,983
*	CoStar Group, Inc.	18,577	15,785,992
	Covanta Holding Corp.	458,985	4,516,412
*	Covenant Logistics Group, Inc.	49,556	835,019
#*	CPI Aerostructures, Inc.	27,297	89,261
	CRA International, Inc.	23,082	964,135
	Crane Co.	141,893	8,026,887
	CSW Industrials, Inc.	50,720	3,387,589
	CSX Corp.	786,149	56,083,870
#	Cubic Corp.	91,414	3,839,388
	Cummins, Inc.	246,102	47,561,673
	Curtiss-Wright Corp.	118,494	10,560,185
	Deere & Co.	214,381	37,797,514
	Delta Air Lines, Inc.	1,119,746	27,960,058
	Deluxe Corp.	170,148	4,803,278
#*	DLH Holdings Corp.	24,977	253,766
	Donaldson Co., Inc.	254,309	12,293,297
	Douglas Dynamics, Inc.	96,673	3,417,391
	Dover Corp.	216,673	22,302,152
*	Ducommun, Inc.	34,501	1,240,311
*	DXP Enterprises, Inc.	50,118	845,992
#*	Dycom Industries, Inc.	128,487	5,503,098
#*	Eagle Bulk Shipping, Inc.	179,351	435,823
	Eastern Co. (The)	16,904	275,704
	Eaton Corp. P.L.C.	282,490	26,308,294
*	Echo Global Logistics, Inc.	94,422	2,366,687
	EMCOR Group, Inc.	166,057	11,374,905
	Emerson Electric Co.	416,682	25,838,451
	Encore Wire Corp.	72,027	3,615,035
#*	Energy Recovery, Inc.	3,654	27,734
#	Enerpac Tool Group Corp.	165,424	3,126,514
	EnerSys	125,868	8,465,882
#	Ennis, Inc.	82,957	1,435,156
	EnPro Industries, Inc.	72,206	3,446,392
	Equifax, Inc.	61,744	10,037,105
	ESCO Technologies, Inc.	71,893	6,178,484
	Espey Manufacturing & Electronics Corp.	4,614	85,959

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	EVI Industries, Inc.	100	$2,528
*	Evoqua Water Technologies Corp.	85,691	1,647,838
#*	ExOne Co. (The)	14,695	128,728
	Expeditors International of Washington, Inc.	173,789	14,686,908
	Exponent, Inc.	102,782	8,639,855
	Fastenal Co.	517,162	24,327,301
	Federal Signal Corp.	214,200	6,620,922
	FedEx Corp.	225,285	37,937,994
	Flowserve Corp.	195,158	5,439,053
#	Fluor Corp.	112,598	1,147,374
*	Forrester Research, Inc.	39,537	1,388,144
	Fortive Corp.	253,056	17,762,001
	Fortune Brands Home & Security, Inc.	296,090	22,650,885
	Forward Air Corp.	99,011	5,147,582
*	Franklin Covey Co.	39,267	710,340
	Franklin Electric Co., Inc.	129,582	7,003,907
#*	FreightCar America, Inc.	38,023	60,837
*	FTI Consulting, Inc.	115,550	13,801,292
#	GATX Corp.	103,421	6,307,647
	Genco Shipping & Trading, Ltd.	126,705	860,327
*	Gencor Industries, Inc.	36,468	436,522
#*	Generac Holdings, Inc.	205,127	32,323,913
	General Dynamics Corp.	147,386	21,627,422
	General Electric Co.	3,087,579	18,741,605
*	Gibraltar Industries, Inc.	86,381	4,467,625
*	GMS, Inc.	136,698	3,202,834
#*	Golden Ocean Group, Ltd.	20,259	77,795
*	Goldfield Corp. (The)	86,077	334,840
	Gorman-Rupp Co. (The)	89,852	2,718,922
*	GP Strategies Corp.	52,754	391,962
	Graco, Inc.	288,714	15,371,133
#	GrafTech International, Ltd.	276,547	1,678,640
	Graham Corp.	28,775	378,679
#	Granite Construction, Inc.	136,851	2,320,993
*	Great Lakes Dredge & Dock Corp.	272,788	2,280,508
#	Greenbrier Cos., Inc. (The)	119,814	3,082,814
	Griffon Corp.	157,775	3,608,314
	H&E Equipment Services, Inc.	134,401	2,364,114
*	Harsco Corp.	256,942	4,100,794
#	Hawaiian Holdings, Inc.	183,135	2,177,475
#*	HC2 Holdings, Inc.	31,208	84,574
*	HD Supply Holdings, Inc.	430,992	15,127,819
	Healthcare Services Group, Inc.	114,005	2,985,791
	Heartland Express, Inc.	288,612	5,854,494
#	HEICO Corp.	72,447	6,963,606
	HEICO Corp., Class A	102,282	7,829,687
	Heidrick & Struggles International, Inc.	64,387	1,302,549
	Helios Technologies, Inc.	97,622	3,693,040
*	Herc Holdings, Inc.	104,400	3,501,576
*	Heritage-Crystal Clean, Inc.	59,582	829,977
	Herman Miller, Inc.	200,289	4,692,771
*	Hertz Global Holdings, Inc.	1	1
#	Hexcel Corp.	236,121	8,807,313
*	Hill International, Inc.	156,775	227,324
	Hillenbrand, Inc.	271,051	7,922,821
	HNI Corp.	150,985	4,484,255
	Honeywell International, Inc.	377,992	56,460,665
*	Houston Wire & Cable Co.	49,876	125,189
	Howmet Aerospace, Inc.	677,164	10,008,484

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hub Group, Inc., Class A	107,991	$5,712,724
	Hubbell, Inc.	129,899	17,532,468
*	Hudson Global, Inc.	22,248	207,129
	Huntington Ingalls Industries, Inc.	84,916	14,750,758
	Hurco Cos., Inc.	19,185	532,192
*	Huron Consulting Group, Inc.	72,580	3,463,518
#*	Huttig Building Products, Inc.	3,665	8,210
	Hyster-Yale Materials Handling, Inc.	39,609	1,477,812
*	IAA, Inc.	255,481	11,075,101
	ICF International, Inc.	51,293	3,467,920
	IDEX Corp.	94,493	15,574,336
*	IES Holdings, Inc.	26,151	623,178
	Illinois Tool Works, Inc.	217,413	40,219,231
*	Ingersoll Rand, Inc.	464,480	14,672,923
*	InnerWorkings, Inc.	319,916	879,769
*	Innovative Solutions & Support, Inc.	32,517	164,211
	Insperity, Inc.	93,167	6,229,146
	Insteel Industries, Inc.	72,830	1,357,551
	Interface, Inc.	193,951	1,547,729
	ITT, Inc.	241,692	13,952,879
	Jacobs Engineering Group, Inc.	159,882	13,645,929
	JB Hunt Transport Services, Inc.	145,316	18,803,890
*	JELD-WEN Holding, Inc.	323,620	6,342,952
*	JetBlue Airways Corp.	880,966	9,109,188
#	John Bean Technologies Corp.	76,875	7,207,800
	Johnson Controls International P.L.C.	692,965	26,665,293
#	Kadant, Inc.	36,866	4,000,330
	Kaman Corp.	91,609	3,617,639
	Kansas City Southern	127,913	21,981,849
#	KAR Auction Services, Inc.	438,905	6,640,633
	Kelly Services, Inc., Class A	114,899	1,701,654
#	Kelly Services, Inc., Class B	183	2,843
	Kennametal, Inc.	269,042	7,253,372
	Kforce, Inc.	91,599	2,641,715
	Kimball International, Inc., Class B	154,728	1,692,724
*	Kirby Corp.	145,361	6,721,493
#	Knight-Swift Transportation Holdings, Inc.	359,120	15,618,129
	Knoll, Inc.	184,469	2,160,132
	Korn Ferry	179,507	5,044,147
*	Kratos Defense & Security Solutions, Inc.	284,771	5,128,726
	L3Harris Technologies, Inc.	75,609	12,727,263
#	Landstar System, Inc.	89,478	10,896,631
*	Lawson Products, Inc.	22,431	670,238
*	LB Foster Co., Class A	31,318	440,331
	Lennox International, Inc.	44,118	11,829,801
#*	Limbach Holdings, Inc.	44,549	165,722
#	Lincoln Electric Holdings, Inc.	140,662	12,714,438
#	Lindsay Corp.	28,727	2,785,657
	Lockheed Martin Corp.	161,715	61,285,134
*	LS Starrett Co. (The), Class A	125,467	402,749
	LSI Industries, Inc.	111,459	653,150
#*	Lydall, Inc.	53,713	870,151
	Macquarie Infrastructure Corp.	107,613	3,224,085
*	Manitex International, Inc.	53,223	240,036
*	Manitowoc Co., Inc. (The)	102,636	1,094,100
	ManpowerGroup, Inc.	126,144	8,677,446
	Marten Transport, Ltd.	175,818	4,680,275
	Masco Corp.	261,295	14,935,622
*	Masonite International Corp.	91,017	7,677,284

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	MasTec, Inc.	258,502	$10,283,210
#*	Mastech Digital, Inc.	18,872	405,748
#	Matson, Inc.	171,840	6,258,413
	Matthews International Corp., Class A	91,237	1,970,719
	McGrath RentCorp	86,841	5,038,515
*	Mercury Systems, Inc.	106,468	8,243,817
#*	Meritor, Inc.	278,489	6,335,625
#*	Mesa Air Group, Inc.	64,956	201,364
*	Middleby Corp. (The)	124,811	10,366,802
	Miller Industries, Inc.	16,917	479,597
*	Mistras Group, Inc.	82,852	292,468
	Moog, Inc., Class A	107,607	5,780,648
*	Morgan Group Holding Co.	215	2,669
*	MRC Global, Inc.	240,359	1,430,136
#	MSA Safety, Inc.	73,695	8,735,068
	MSC Industrial Direct Co., Inc., Class A	151,674	10,012,001
	Mueller Industries, Inc.	197,549	5,523,470
	Mueller Water Products, Inc., Class A	555,504	5,621,701
*	MYR Group, Inc.	63,726	2,336,832
	National Presto Industries, Inc.	20,949	1,788,835
*	Navistar International Corp.	158,876	5,088,798
	Nielsen Holdings P.L.C.	440,896	6,362,129
	NL Industries, Inc.	316,130	1,157,036
#	NN, Inc.	130,750	687,745
	Nordson Corp.	100,961	19,549,078
	Norfolk Southern Corp.	273,828	52,632,480
	Northrop Grumman Corp.	108,862	35,381,239
*	Northwest Pipe Co.	17,456	433,782
*	NOW, Inc.	357,016	2,813,286
#*	NV5 Global, Inc.	33,952	1,926,436
	nVent Electric P.L.C.	200,418	3,639,591
	Old Dominion Freight Line, Inc.	281,248	51,417,759
#	Omega Flex, Inc.	9,747	1,186,697
#*	Orion Energy Systems, Inc.	20,054	79,414
*	Orion Group Holdings, Inc.	142,454	410,268
	Oshkosh Corp.	207,975	16,371,792
	Otis Worldwide Corp.	309,250	19,402,345
	Owens Corning	261,607	15,819,375
	PACCAR, Inc.	556,121	47,314,775
*	PAM Transportation Services, Inc.	17,066	478,872
	Pangaea Logistics Solutions, Ltd.	74,703	152,394
#	Park Aerospace Corp.	73,802	795,586
	Parker-Hannifin Corp.	177,870	31,824,500
#	Park-Ohio Holdings Corp.	40,401	582,582
	Patrick Industries, Inc.	89,553	5,726,914
	Patriot Transportation Holding, Inc.	7,392	66,602
	Pentair P.L.C.	391,140	16,760,349
*	Performant Financial Corp.	99,972	58,983
*	Perma-Fix Environmental Services	20,738	145,788
*	Perma-Pipe International Holdings, Inc.	16,930	100,056
*	PGT Innovations, Inc.	228,244	3,896,125
*	PICO Holdings, Inc.	40,315	327,358
#	Pitney Bowes, Inc.	328,919	1,098,589
	Powell Industries, Inc.	40,237	1,068,292
	Preformed Line Products Co.	15,573	767,126
	Primoris Services Corp.	171,864	2,754,980
*	Proto Labs, Inc.	45,078	5,414,769
#	Quad/Graphics, Inc.	107,604	334,648
	Quanex Building Products Corp.	116,781	1,640,773

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Quanta Services, Inc.	358,776	$14,340,277
*	Quest Resource Holding Corp.	14,300	20,306
*	Radiant Logistics, Inc.	150,027	637,615
	Raven Industries, Inc.	91,930	1,986,607
	Raytheon Technologies Corp.	1,006,200	57,031,416
*	RBC Bearings, Inc.	57,016	6,979,899
*	RCM Technologies, Inc.	14,930	22,843
#*	Red Violet, Inc.	3,910	59,862
	Regal Beloit Corp.	121,726	11,195,140
	Republic Services, Inc.	328,777	28,685,793
*	Resideo Technologies, Inc.	153,251	2,035,173
	Resources Connection, Inc.	101,821	1,150,577
#	REV Group, Inc.	175,292	1,139,398
	Rexnord Corp.	346,718	10,044,420
	Robert Half International, Inc.	240,151	12,216,481
	Rockwell Automation, Inc.	126,860	27,673,240
#	Rollins, Inc.	242,857	12,725,707
	Roper Technologies, Inc.	48,407	20,933,607
	Rush Enterprises, Inc., Class A	101,189	4,814,573
	Rush Enterprises, Inc., Class B	12,937	514,893
	Ryder System, Inc.	177,419	6,498,858
#*	Saia, Inc.	88,327	10,550,660
	Schneider National, Inc., Class B	36,225	910,334
#	Scorpio Bulkers, Inc.	22,074	323,605
*	Sensata Technologies Holding P.L.C.	385,826	14,653,672
	Servotronics, Inc.	1,473	12,255
	Shyft Group, Inc. (The)	104,797	1,978,567
*	SIFCO Industries, Inc.	7,118	27,120
	Simpson Manufacturing Co., Inc.	93,249	9,004,123
#*	SiteOne Landscape Supply, Inc.	64,621	8,273,427
	SkyWest, Inc.	181,653	4,779,290
	Snap-on, Inc.	71,861	10,482,364
	Southwest Airlines Co.	770,378	23,796,976
*	SP Plus Corp.	71,868	1,141,983
	Spirit AeroSystems Holdings, Inc., Class A	235,393	4,606,641
#*	Spirit Airlines, Inc.	200,426	3,168,735
*	SPX Corp.	120,388	5,056,296
*	SPX FLOW, Inc.	142,882	5,726,711
	Standex International Corp.	37,419	2,003,787
	Stanley Black & Decker, Inc.	160,442	24,598,967
	Steelcase, Inc., Class A	295,033	3,165,704
*	Stericycle, Inc.	118,761	7,177,321
*	Sterling Construction Co., Inc.	87,925	905,628
#*	Sunrun, Inc.	371,466	13,629,088
	Systemax, Inc.	84,890	1,902,385
*	Taylor Devices, Inc.	4,452	44,787
*	Team, Inc.	163,424	645,525
*	Teledyne Technologies, Inc.	42,956	13,174,605
	Tennant Co.	60,397	4,023,648
#	Terex Corp.	227,006	4,279,063
	Tetra Tech, Inc.	110,878	9,829,335
#*	Textainer Group Holdings, Ltd.	158,881	1,340,956
	Textron, Inc.	340,264	11,888,824
*	Thermon Group Holdings, Inc.	91,876	1,244,920
	Timken Co. (The)	202,283	9,236,242
#	Titan International, Inc.	350,396	522,090
*	Titan Machinery, Inc.	68,008	738,907
	Toro Co. (The)	194,335	13,865,802
#*	TPI Composites, Inc.	104,618	2,676,128

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Trane Technologies P.L.C.	235,436	$26,338,225
*	Transcat, Inc.	24,364	679,756
	TransDigm Group, Inc.	32,030	13,823,507
	TransUnion	197,097	17,653,978
#*	Trex Co., Inc.	112,845	15,722,694
*	TriMas Corp.	146,331	3,424,145
#*	TriNet Group, Inc.	173,616	11,458,656
#	Trinity Industries, Inc.	413,037	8,066,613
	Triton International, Ltd.	259,504	8,166,591
#	Triumph Group, Inc.	85,635	580,605
*	TrueBlue, Inc.	136,808	2,110,947
#*	Tutor Perini Corp.	171,364	2,016,954
*	Twin Disc, Inc.	36,473	213,732
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	356,974
	UFP Industries, Inc.	200,248	11,658,439
*	Ultralife Corp.	44,133	313,344
#	UniFirst Corp.	34,079	6,355,052
	Union Pacific Corp.	618,468	107,211,428
*	United Airlines Holdings, Inc.	492,644	15,459,169
	United Parcel Service, Inc., Class B	446,131	63,689,662
*	United Rentals, Inc.	156,204	24,269,416
*	Univar Solutions, Inc.	204,231	3,608,762
	Universal Logistics Holdings, Inc.	79,066	1,452,442
#*	Upwork, Inc.	8,608	129,292
#	US Ecology, Inc.	72,529	2,515,306
#*	USA Truck, Inc.	27,339	267,102
	Valmont Industries, Inc.	58,386	7,076,383
*	Vectrus, Inc.	35,667	1,568,991
	Verisk Analytics, Inc.	126,089	23,794,255
*	Veritiv Corp.	78,920	1,208,265
	Viad Corp.	54,607	789,617
*	Vicor Corp.	42,483	3,461,090
*	Virco Manufacturing Corp.	31,667	70,301
*	VirTra, Inc.	3,600	14,976
#*	Vivint Solar, Inc.	10,817	220,018
#*	Volt Information Sciences, Inc.	247,829	324,656
	VSE Corp.	33,090	930,822
#	Wabash National Corp.	237,922	2,709,932
	Waste Management, Inc.	329,363	36,098,185
#	Watsco, Inc.	66,244	15,638,221
	Watsco, Inc., Class B	4,958	1,174,996
	Watts Water Technologies, Inc., Class A	73,495	6,165,496
#*	Welbilt, Inc.	333,917	2,030,215
	Werner Enterprises, Inc.	245,639	10,804,431
*	WESCO International, Inc.	163,462	6,353,768
	Westinghouse Air Brake Technologies Corp.	202,866	12,616,237
#*	Willdan Group, Inc.	27,649	681,824
*	Willis Lease Finance Corp.	8,926	174,057
*	WillScot Mobile Mini Holdings Corp.	628,941	9,471,851
	Woodward, Inc.	151,019	11,317,364
	WW Grainger, Inc.	68,417	23,366,458
#*	XPO Logistics, Inc.	310,199	23,271,129
	Xylem, Inc.	209,623	15,298,287
*	YRC Worldwide, Inc.	68,492	186,298
TOTAL INDUSTRIALS			3,438,155,472
INFORMATION TECHNOLOGY — (24.1%)
#*	2U, Inc.	30,097	1,417,418
#*	3D Systems Corp.	310,876	2,048,673

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Acacia Communications, Inc.	90,051	$6,121,667
	Accenture P.L.C., Class A	449,831	101,113,012
*	ACI Worldwide, Inc.	234,325	6,277,567
#*	ACM Research, Inc., Class A	4,181	401,125
*»	Actua Corp.	16,946	1,695
#*	ADDvantage Technologies Group, Inc.	7,817	17,354
*	Adobe, Inc.	76,145	33,832,746
	ADTRAN, Inc.	299,402	3,718,573
*	Advanced Energy Industries, Inc.	110,111	8,100,866
*	Advanced Micro Devices, Inc.	266,947	20,669,706
*	Aehr Test Systems	13,278	27,220
*	Agilysys, Inc.	65,901	1,381,285
*	Airgain, Inc.	21,069	269,683
*	Akamai Technologies, Inc.	216,204	24,309,978
#*	Alarm.com Holdings, Inc.	35,756	2,504,350
*	Alithya Group, Inc., Class A	39,261	63,210
	Alliance Data Systems Corp.	91,973	4,079,922
*	Alpha & Omega Semiconductor, Ltd.	98,949	1,077,555
#*	Altair Engineering, Inc., Class A	24,387	982,796
#*	Alteryx, Inc., Class A	11,251	1,974,438
*	Ambarella, Inc.	83,910	3,799,445
	Amdocs, Ltd.	152,769	9,486,955
	American Software, Inc., Class A	72,741	1,198,044
#*	Amkor Technology, Inc.	794,297	10,798,468
	Amphenol Corp., Class A	150,761	15,944,483
#*	Amtech Systems, Inc.	44,098	227,105
	Analog Devices, Inc.	221,331	25,419,865
*	ANSYS, Inc.	58,564	18,189,978
#*	Appfolio, Inc., Class A	15,892	2,212,484
	Apple, Inc.	3,524,631	1,498,109,160
	Applied Materials, Inc.	808,235	51,993,758
#*	Applied Optoelectronics, Inc.	42,626	605,715
*	Arista Networks, Inc.	65,392	16,986,880
*	Arlo Technologies, Inc.	231,051	975,035
*	Arrow Electronics, Inc.	186,474	13,355,268
*	Aspen Technology, Inc.	122,340	11,898,788
	AstroNova, Inc.	16,656	114,593
#*	Asure Software, Inc.	20,330	131,129
#*	Atlassian Corp. P.L.C., Class A	15,287	2,700,449
#*	Atomera, Inc.	6,042	64,287
*	Autodesk, Inc.	52,649	12,447,803
	Automatic Data Processing, Inc.	301,404	40,059,606
*	Avalara, Inc.	23,946	3,219,540
#*	Avaya Holdings Corp.	357,733	4,528,900
*	Aviat Networks, Inc.	28,698	588,309
#*	Avid Technology, Inc.	85,924	707,155
	Avnet, Inc.	245,219	6,552,252
*	Aware, Inc.	51,506	152,973
*	Axcelis Technologies, Inc.	106,427	3,131,082
*	AXT, Inc.	149,590	716,536
#	Badger Meter, Inc.	103,506	6,479,476
	Bel Fuse, Inc., Class A	4,354	50,071
	Bel Fuse, Inc., Class B	29,065	354,593
	Belden, Inc.	142,317	4,497,217
	Benchmark Electronics, Inc.	110,326	2,246,237
*	BK Technologies Corp.	24,446	76,516
*	Black Knight, Inc.	166,205	12,452,079
	Blackbaud, Inc.	89,375	5,589,513
	Booz Allen Hamilton Holding Corp.	263,412	21,536,565

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Bottomline Technologies De, Inc.	59,841	$2,887,927
*	Brightcove, Inc.	18,100	191,498
	Broadcom, Inc.	204,560	64,794,380
	Broadridge Financial Solutions, Inc.	148,071	19,891,858
»	BroadVision, Inc.	6,453	28,489
	Brooks Automation, Inc.	195,394	10,639,203
*	BSQUARE Corp.	19,982	29,573
	Cabot Microelectronics Corp.	45,432	6,847,511
*	CACI International, Inc., Class A	71,154	14,787,224
*	Cadence Design Systems, Inc.	256,246	27,994,875
#*	CalAmp Corp.	100,010	788,079
*	Calix, Inc.	197,897	4,058,867
#*	Cardtronics P.L.C., Class A	162,995	3,639,678
	Cass Information Systems, Inc.	38,973	1,396,403
	CDK Global, Inc.	150,996	6,864,278
	CDW Corp.	201,974	23,479,477
#	Cerence, Inc.	77,484	3,073,015
#*	Ceridian HCM Holding, Inc.	53,959	4,224,450
*	CEVA, Inc.	56,769	2,282,114
*	ChannelAdvisor Corp.	65,263	1,329,407
*	Ciena Corp.	293,050	17,439,405
*	Cirrus Logic, Inc.	188,979	12,950,731
	Cisco Systems, Inc.	3,453,335	162,652,078
	Citrix Systems, Inc.	121,730	17,378,175
*	Clearfield, Inc.	29,727	554,111
*	ClearOne, Inc.	25,372	59,370
#*	Coda Octopus Group, Inc.	22,446	129,513
	Cognex Corp.	86,488	5,783,453
	Cognizant Technology Solutions Corp., Class A	490,003	33,477,005
*	Coherent, Inc.	58,189	8,078,379
	Cohu, Inc.	135,578	2,552,934
#*	CommScope Holding Co., Inc.	213,596	1,982,171
	Communications Systems, Inc.	31,610	153,309
*	CommVault Systems, Inc.	32,157	1,417,481
*	Computer Task Group, Inc.	62,249	300,663
	Comtech Telecommunications Corp.	63,976	1,050,486
*	Conduent, Inc.	557,253	1,064,353
*	Cornerstone OnDemand, Inc.	39,087	1,387,979
	Corning, Inc.	743,399	23,045,369
#*	Coupa Software, Inc.	11,103	3,402,514
#*	Cree, Inc.	235,442	16,226,663
	CSG Systems International, Inc.	115,290	4,857,168
	CSP, Inc.	5,597	41,642
	CTS Corp.	89,408	1,775,643
*	CyberOptics Corp.	16,840	662,654
#	Daktronics, Inc.	129,453	539,819
#*	DASAN Zhone Solutions, Inc.	57,252	578,818
*	Data I/O Corp.	16,306	61,148
*	Dell Technologies, Inc., Class C	67,292	4,026,080
*	Digi International, Inc.	88,421	1,071,663
#*	Digital Turbine, Inc.	94,454	1,311,022
*	Diodes, Inc.	168,213	8,654,559
#*	DocuSign, Inc.	28,965	6,280,481
	Dolby Laboratories, Inc., Class A	127,858	8,898,917
*	Dropbox, Inc., Class A	100,144	2,278,276
*	DSP Group, Inc.	69,333	1,029,595
	DXC Technology Co.	398,972	7,145,589
#	Ebix, Inc.	89,226	1,967,879
*	EchoStar Corp., Class A	134,878	3,682,169

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	eGain Corp.	32,408	$321,163
*	Elastic N.V.	3,521	338,685
*	EMCORE Corp.	72,739	254,587
*	Endurance International Group Holdings, Inc.	207,001	1,173,696
#*	Enphase Energy Inc.	173,456	10,469,804
	Entegris, Inc.	407,589	29,309,725
*	Envestnet, Inc.	46,814	3,801,297
*	EPAM Systems, Inc.	40,755	11,822,210
*	ePlus, Inc.	47,487	3,539,681
*	Euronet Worldwide, Inc.	94,787	9,112,822
#	EVERTEC, Inc.	157,139	4,879,166
#*	Evo Payments, Inc., Class A	44,695	1,014,130
*	ExlService Holdings, Inc.	79,882	5,117,241
*	F5 Networks, Inc.	74,242	10,089,488
*	Fabrinet	129,335	9,393,601
*	Fair Isaac Corp.	50,420	22,143,960
#*	FARO Technologies, Inc.	54,889	3,284,009
	Fidelity National Information Services, Inc.	336,571	49,243,703
#*	FireEye, Inc.	131,038	1,978,674
#*	First Solar, Inc.	259,074	15,427,857
*	Fiserv, Inc.	217,634	21,717,697
#*	Fitbit, Inc., Class A	715,565	4,679,795
*	FleetCor Technologies, Inc.	110,910	28,677,999
*	Flex, Ltd.	1,231,494	14,149,866
	FLIR Systems, Inc.	235,291	9,802,223
*	FormFactor, Inc.	210,095	6,059,140
*	Fortinet, Inc.	101,430	14,027,769
*	Frequency Electronics, Inc.	21,539	225,513
*	Gartner, Inc.	60,637	7,557,796
#*	Genasys, Inc.	60,454	253,907
	Genpact, Ltd.	465,517	18,536,887
	Global Payments, Inc.	179,735	31,996,425
	GlobalSCAPE, Inc.	44,983	428,688
*	Globant SA	43,648	7,548,485
*	GoDaddy, Inc., Class A	94,001	6,606,390
*	GSE Systems, Inc.	27,044	25,421
*	GSI Technology, Inc.	60,553	346,363
#*	GTT Communications, Inc.	157,387	991,538
#*	Guidewire Software, Inc.	68,019	8,003,116
	Hackett Group, Inc. (The)	114,534	1,579,424
#*	Harmonic, Inc.	318,882	1,779,362
	Hewlett Packard Enterprise Co.	1,848,065	18,240,402
	HP, Inc.	572,149	10,058,379
#*	HubSpot, Inc.	20,484	4,805,751
*	Ichor Holdings, Ltd.	71,200	2,336,784
#*	Identiv, Inc.	30,918	158,300
*	IEC Electronics Corp.	22,978	206,802
#*	II-VI, Inc.	242,172	12,282,964
#*	Image Sensing Systems, Inc.	1,872	6,833
#*	Immersion Corp.	94,602	638,564
#*	Impinj, Inc.	735	17,346
#*	Infinera Corp.	568,322	4,484,061
*	Information Services Group, Inc.	115,883	237,560
*	Innodata, Inc.	37,353	49,679
*	Inphi Corp.	65,222	8,521,907
#*	Inseego Corp.	32,660	440,257
*	Insight Enterprises, Inc.	107,396	5,352,617
	Intel Corp.	5,043,835	240,742,245
#*	Intellicheck, Inc.	15,600	114,192

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Intelligent Systems Corp.	729	$22,103
#	InterDigital, Inc.	112,182	6,733,164
	International Business Machines Corp.	704,432	86,602,870
*	inTEST Corp.	24,960	116,563
*	Intevac, Inc.	62,346	369,088
	Intuit, Inc.	115,687	35,443,026
*	IPG Photonics Corp.	95,713	17,133,584
#*	Issuer Direct Corp.	7,605	113,923
#*	Iteris, Inc.	87,120	404,237
*	Itron, Inc.	104,462	7,266,377
#*	j2 Global, Inc.	162,634	9,224,600
	Jabil, Inc.	556,234	19,390,317
	Jack Henry & Associates, Inc.	86,622	15,444,703
	Juniper Networks, Inc.	375,352	9,526,434
#	KBR, Inc.	394,366	8,770,700
*	Key Tronic Corp.	22,454	152,014
*	Keysight Technologies, Inc.	278,182	27,787,600
*	Kimball Electronics, Inc.	43,092	572,262
	KLA Corp.	187,739	37,515,884
*	Knowles Corp.	300,183	4,580,793
	Kulicke & Soffa Industries, Inc.	226,475	5,367,458
*	KVH Industries, Inc.	52,470	426,056
	Lam Research Corp.	162,212	61,179,878
*	Lantronix, Inc.	35,760	143,040
#*	Lattice Semiconductor Corp.	305,112	9,485,932
	Leidos Holdings, Inc.	192,635	18,331,147
#*	LGL Group, Inc. (The)	6,640	57,967
#*	Limelight Networks, Inc.	294,353	1,845,593
	Littelfuse, Inc.	60,054	10,668,593
*	LiveRamp Holdings, Inc.	181,640	8,277,335
	LogMeIn, Inc.	114,329	9,810,571
#*	Lumentum Holdings, Inc.	94,336	8,757,211
#*	Luna Innovations, Inc.	69,584	394,541
#*	MACOM Technology Solutions Holdings, Inc.	144,778	6,118,318
#*	MagnaChip Semiconductor Corp.	69,402	789,795
*	Majesco	6,866	89,601
*	Manhattan Associates, Inc.	170,350	16,317,826
	ManTech International Corp., Class A	98,894	6,881,045
	Marvell Technology Group, Ltd.	738,408	26,929,740
	Mastercard, Inc., Class A	649,786	200,478,475
	Maxim Integrated Products, Inc.	246,926	16,813,191
	MAXIMUS, Inc.	197,740	14,674,285
*	MaxLinear, Inc.	190,511	4,829,454
	Methode Electronics, Inc.	123,544	3,483,941
#	Microchip Technology, Inc.	215,225	21,894,839
*	Micron Technology, Inc.	975,352	48,821,244
	Microsoft Corp.	4,772,363	978,382,139
*	MicroStrategy, Inc., Class A	24,510	3,037,279
*	Mimecast, Ltd.	34,855	1,635,745
*	Mitek Systems, Inc.	69,635	714,455
	MKS Instruments, Inc.	139,302	17,752,647
#*	MoneyGram International, Inc.	282,225	982,143
#*	MongoDB, Inc.	9,241	2,116,928
	Monolithic Power Systems, Inc.	43,265	11,465,658
	Motorola Solutions, Inc.	65,121	9,103,916
	MTS Systems Corp.	51,787	960,649
#*	Napco Security Technologies, Inc.	32,495	857,218
	National Instruments Corp.	212,091	7,529,231
#*	NCR Corp.	315,734	5,818,978

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NeoPhotonics Corp.	195,777	$1,783,528
	NetApp, Inc.	312,575	13,847,072
*	NETGEAR, Inc.	101,143	3,110,147
*	Netscout Systems, Inc.	246,133	6,266,546
*	NetSol Technologies, Inc.	27,104	83,209
	Network-1 Technologies, Inc.	57,475	124,721
#*	New Relic, Inc.	30,070	2,132,264
	NIC, Inc.	172,459	3,780,301
	NortonLifeLock, Inc.	493,951	10,595,249
#*	Novanta, Inc.	96,219	9,975,986
#*	Nuance Communications, Inc.	529,910	14,493,038
	NVE Corp.	4,115	223,198
	NVIDIA Corp.	199,887	84,870,021
*	Okta, Inc.	20,948	4,629,089
*	ON Semiconductor Corp.	1,099,195	22,643,417
*	One Stop Systems, Inc.	9,500	20,520
*	OneSpan, Inc.	103,499	3,222,959
*	Onto Innovation, Inc.	166,770	6,307,241
*	Optical Cable Corp.	8,150	19,560
	Oracle Corp.	1,776,895	98,528,828
*	OSI Systems, Inc.	58,244	4,132,994
*	Palo Alto Networks, Inc.	19,847	5,079,244
#*	PAR Technology Corp.	44,002	1,353,502
	Paychex, Inc.	315,524	22,692,486
*	Paycom Software, Inc.	69,386	19,731,297
*	Paylocity Holding Corp.	56,050	7,465,860
*	PayPal Holdings, Inc.	210,930	41,357,045
#	PC Connection, Inc.	79,209	3,461,433
	PC-Tel, Inc.	276,687	1,812,300
#*	PDF Solutions, Inc.	103,242	2,537,688
	Pegasystems, Inc.	73,861	8,633,612
#*	Perceptron, Inc.	29,267	122,921
#*	Perficient, Inc.	127,119	4,984,336
	Perspecta, Inc.	225,111	4,817,375
*	PFSweb, Inc.	51,031	404,676
*	Photronics, Inc.	483,710	5,746,475
*	Pixelworks, Inc.	77,861	248,377
#	Plantronics, Inc.	9,273	185,367
*	Plexus Corp.	105,415	7,831,280
	Power Integrations, Inc.	65,225	7,959,407
#*	Powerfleet, Inc.	4,941	22,136
*	PRGX Global, Inc.	68,278	368,701
	Progress Software Corp.	162,333	5,658,928
*	Proofpoint, Inc.	27,148	3,140,209
*	PTC, Inc.	77,718	6,649,552
*	Pure Storage, Inc., Class A	178,845	3,194,172
	QAD, Inc., Class A	21,895	865,071
	QAD, Inc., Class B	5,440	153,190
*	Qorvo, Inc.	155,778	19,962,951
	QUALCOMM, Inc.	817,724	86,359,832
#*	Qualys, Inc.	71,847	8,871,668
#*	QuickLogic Corp.	8,226	32,822
*	Rambus, Inc.	363,052	5,358,648
#*	RealNetworks, Inc.	546,925	847,734
#*	RealPage, Inc.	82,872	5,221,765
#	RF Industries, Ltd.	19,118	85,457
*	Ribbon Communications, Inc.	335,261	1,475,148
	Richardson Electronics, Ltd.	28,703	124,284
#*	RingCentral, Inc., Class A	9,558	2,774,401

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rogers Corp.	47,683	$5,683,337
*	Rosetta Stone, Inc.	37,189	995,550
#*	Rubicon Technology, Inc.	1,435	11,537
	Sabre Corp.	544,841	4,118,998
#*	Sailpoint Technologies Holdings, Inc.	47,781	1,505,102
*	salesforce.com, Inc.	121,370	23,648,944
*	Sanmina Corp.	236,130	7,008,338
#	Sapiens International Corp. NV	52,324	1,599,021
*	ScanSource, Inc.	85,232	1,956,074
	Science Applications International Corp.	126,544	10,120,989
*	Seachange International, Inc.	560,297	879,666
#	Seagate Technology P.L.C.	322,951	14,603,844
#*	SecureWorks Corp., Class A	12,468	149,117
*	Semtech Corp.	153,814	8,572,054
*	ServiceNow, Inc.	17,178	7,544,578
*	ServiceSource International, Inc.	84,801	132,290
#*	SharpSpring, Inc.	9,427	76,076
*	Sigmatron International, Inc.	9,201	28,523
*	Silicon Laboratories, Inc.	65,432	6,576,570
	Skyworks Solutions, Inc.	295,071	42,956,436
#*	SMART Global Holdings, Inc.	74,007	2,064,055
#*	SMTC Corp.	42,619	133,397
*	SolarEdge Technologies, Inc.	156,840	27,462,684
#*	Splunk, Inc.	30,493	6,398,041
*	SPS Commerce, Inc.	54,076	4,064,893
#*	Square, Inc., Class A	42,392	5,504,601
	SS&C Technologies Holdings, Inc.	242,355	13,935,412
*	StarTek, Inc.	85,247	416,005
*	Steel Connect, Inc.	169,096	89,621
#*	Stratasys, Ltd.	146,630	2,196,517
*	Super Micro Computer, Inc.	25,928	785,748
	Support.com, Inc.	33,595	56,104
*	Sykes Enterprises, Inc.	146,549	4,024,236
*	Synacor, Inc.	27,065	31,666
#*	Synaptics, Inc.	92,944	7,437,379
#*	Synchronoss Technologies, Inc.	99,580	328,614
	SYNNEX Corp.	158,296	19,745,843
*	Synopsys, Inc.	121,669	24,238,898
	TE Connectivity, Ltd.	286,927	25,556,588
*	Telenav, Inc.	129,440	671,146
#*	Teradata Corp.	321,064	6,742,344
	Teradyne, Inc.	246,329	21,913,428
	TESSCO Technologies, Inc.	25,025	154,154
	Texas Instruments, Inc.	673,110	85,855,180
#*	Trade Desk, Inc. (The), Class A	19,501	8,801,191
	TransAct Technologies, Inc.	17,129	60,123
*	Trimble, Inc.	264,137	11,756,738
*	Trio-Tech International	3,963	14,980
	TTEC Holdings, Inc.	146,940	6,973,772
#*	TTM Technologies, Inc.	351,606	4,328,270
#*	Twilio, Inc., Class A	75,465	20,935,500
*	Tyler Technologies, Inc.	18,698	6,679,861
#	Ubiquiti, Inc.	89,834	16,646,240
#*	Ultra Clean Holdings, Inc.	128,083	3,854,017
#*	Unisys Corp.	152,866	1,817,577
#	Universal Display Corp.	36,003	6,280,723
*	Upland Software, Inc.	17,659	607,823
	Usio, Inc.	4,200	10,332
*	Veeco Instruments, Inc.	245,851	3,323,906

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Verint Systems, Inc.	144,448	$6,484,271
*	VeriSign, Inc.	77,734	16,454,733
#*	ViaSat, Inc.	124,181	4,713,911
*	Viavi Solutions, Inc.	496,738	6,869,887
*	Virtusa Corp.	96,983	3,937,510
	Visa, Inc., Class A	1,079,653	205,565,931
	Vishay Intertechnology, Inc.	391,513	6,142,839
*	Vishay Precision Group, Inc.	31,997	814,324
#*	VMware, Inc., Class A	48,281	6,769,479
	Wayside Technology Group, Inc.	9,192	212,611
	Western Digital Corp.	338,999	14,610,857
#	Western Union Co. (The)	451,197	10,955,063
*	WEX, Inc.	50,025	7,922,459
*	Wireless Telecom Group, Inc.	55,860	61,446
*	Workday, Inc., Class A	13,500	2,442,420
*	Xerox Holdings Corp.	416,805	6,939,803
	Xilinx, Inc.	237,604	25,506,789
	Xperi Holding Corp.	323,479	5,964,953
*	Zebra Technologies Corp., Class A	92,661	26,014,576
*	Zendesk, Inc.	22,872	2,084,783
#*	Zix Corp.	119,194	848,065
*	Zscaler, Inc.	16,108	2,091,624
TOTAL INFORMATION TECHNOLOGY			6,553,819,194
MATERIALS — (4.1%)
#	Advanced Emissions Solutions, Inc.	5,208	21,665
*	AdvanSix, Inc.	78,026	971,424
#*	AgroFresh Solutions, Inc.	54,123	132,060
	Air Products & Chemicals, Inc.	133,184	38,174,530
#	Albemarle Corp.	196,597	16,211,389
*	Alcoa Corp.	354,469	4,608,097
#*	Allegheny Technologies, Inc.	305,836	2,657,715
*	Amcor, P.L.C.	1,582,830	16,303,149
*	American Biltrite, Inc.	36	8,730
	American Vanguard Corp.	81,019	1,090,516
#*	Ampco-Pittsburgh Corp.	258,092	756,210
	AptarGroup, Inc.	189,348	21,812,890
*	Arconic Corp.	169,291	2,757,750
	Ashland Global Holdings, Inc.	127,468	9,621,285
	Avery Dennison Corp.	146,530	16,607,710
	Avient Corp.	268,789	6,424,057
*	Axalta Coating Systems, Ltd.	602,644	13,378,697
	Balchem Corp.	84,628	8,484,803
	Ball Corp.	412,453	30,368,914
*	Berry Global Group, Inc.	328,232	16,408,318
	Boise Cascade Co.	129,182	6,018,589
	Cabot Corp.	155,401	5,669,028
	Carpenter Technology Corp.	142,955	3,196,474
	Celanese Corp.	162,799	15,824,063
#*	Century Aluminum Co.	308,880	2,690,345
	CF Industries Holdings, Inc.	391,430	12,263,502
	Chase Corp.	28,850	2,901,156
	Chemours Co. (The)	288,167	5,339,735
*	Clearwater Paper Corp.	223,777	8,261,847
#	Cleveland-Cliffs, Inc.	1,088,064	5,636,172
#*	Coeur Mining, Inc.	713,207	5,655,732
	Commercial Metals Co.	392,386	8,114,542
#	Compass Minerals International, Inc.	116,681	5,943,730
*	Contango ORE, Inc.	1,128	15,115

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	18,851	$86,715
*	Corteva, Inc.	683,854	19,530,870
*	Crown Holdings, Inc.	253,463	18,142,882
	Domtar Corp.	208,255	4,371,272
*	Dow, Inc.	701,672	28,810,652
	DuPont de Nemours, Inc.	403,012	21,553,082
#	Eagle Materials, Inc.	126,186	10,123,903
	Eastman Chemical Co.	222,894	16,634,579
	Ecolab, Inc.	96,906	18,129,174
*	Element Solutions, Inc.	775,266	8,419,389
#*	Ferro Corp.	309,653	3,619,844
*	Ferroglobe P.L.C.	372,810	180,813
»	Ferroglobe Representation & Warranty Insurance Trust	165,573	0
#*	Flotek Industries, Inc.	964,379	1,330,843
	FMC Corp.	166,639	17,672,066
	Freeport-McMoRan, Inc.	1,637,959	21,162,430
	Friedman Industries, Inc.	15,398	77,298
	FutureFuel Corp.	134,969	1,778,891
*	GCP Applied Technologies, Inc.	231,875	5,291,387
#	Gold Resource Corp.	189,752	833,011
	Graphic Packaging Holding Co.	1,072,629	14,952,448
	Greif, Inc., Class A	93,624	3,257,179
	Greif, Inc., Class B	32,948	1,294,527
	Hawkins, Inc.	34,406	1,772,941
	Haynes International, Inc.	40,278	739,504
#	HB Fuller Co.	142,476	6,459,862
	Hecla Mining Co.	1,598,919	8,826,033
	Huntsman Corp.	635,102	11,749,387
*	Ingevity Corp.	109,360	6,395,373
	Innospec, Inc.	68,123	5,120,806
#	International Flavors & Fragrances, Inc.	82,471	10,387,222
	International Paper Co.	592,609	20,616,867
*	Intrepid Potash, Inc.	423,341	383,589
	Kaiser Aluminum Corp.	34,717	2,150,718
*	Koppers Holdings, Inc.	72,118	1,815,210
*	Kraton Corp.	93,265	1,226,435
#	Kronos Worldwide, Inc.	232,276	2,610,782
	Linde P.L.C.	160,036	39,226,424
#*	Livent Corp.	378,191	2,371,258
	Louisiana-Pacific Corp.	417,041	13,207,688
*	LSB Industries, Inc.	236,964	248,812
	LyondellBasell Industries NV, Class A	450,892	28,189,768
	Martin Marietta Materials, Inc.	65,425	13,554,751
	Materion Corp.	67,770	3,891,353
#	Mercer International, Inc.	226,459	1,687,120
	Minerals Technologies, Inc.	118,951	5,576,423
	Mosaic Co. (The)	472,656	6,366,676
	Myers Industries, Inc.	128,949	1,941,972
	Neenah, Inc.	66,809	2,980,349
	NewMarket Corp.	21,784	8,164,861
	Newmont Corp.	528,515	36,573,238
#	Nexa Resources SA	10,918	68,674
	Northern Technologies International Corp.	17,402	150,179
	Nucor Corp.	481,010	20,178,369
	O-I Glass, Inc.	458,413	4,785,832
	Olin Corp.	567,854	6,382,679
	Olympic Steel, Inc.	61,219	647,697
	Packaging Corp. of America	172,965	16,625,396
	PH Glatfelter Co.	141,783	2,258,603

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	343,223	$36,947,956
*	PQ Group Holdings, Inc.	5,425	66,565
#	Quaker Chemical Corp.	5,208	1,010,352
*	Ramaco Resources, Inc.	18,463	40,988
	Rayonier Advanced Materials, Inc.	228,500	664,935
	Reliance Steel & Aluminum Co.	172,882	16,987,385
*	Resolute Forest Products, Inc.	242,758	735,557
	Royal Gold, Inc.	98,520	13,785,904
	RPM International, Inc.	231,586	18,895,102
#*	Ryerson Holding Corp.	111,001	624,936
#	Schnitzer Steel Industries, Inc., Class A	78,486	1,444,142
#	Schweitzer-Mauduit International, Inc.	105,394	3,428,467
	Scotts Miracle-Gro Co. (The)	127,816	20,267,783
	Sealed Air Corp.	185,813	6,629,808
	Sensient Technologies Corp.	142,668	7,448,696
	Sherwin-Williams Co. (The)	63,497	41,140,976
	Silgan Holdings, Inc.	344,912	13,192,884
	Sonoco Products Co.	315,207	16,308,810
#	Southern Copper Corp.	110,164	4,815,268
	Steel Dynamics, Inc.	481,497	13,197,833
	Stepan Co.	75,893	8,287,516
*	Summit Materials, Inc., Class A	374,606	5,514,200
	SunCoke Energy, Inc.	280,567	895,009
#*	Synalloy Corp.	26,223	186,183
#	Tecnoglass, Inc.	42,859	212,152
#*	TimkenSteel Corp.	274,073	1,005,848
*	Trecora Resources	73,634	423,396
	Tredegar Corp.	111,252	1,766,682
#	Trinseo SA	122,744	2,663,545
*	Tronox Holdings P.L.C., Class A	415,739	3,167,931
*	UFP Technologies, Inc.	17,652	761,507
	United States Lime & Minerals, Inc.	14,391	1,298,212
#	United States Steel Corp.	498,453	3,319,697
*	Universal Stainless & Alloy Products, Inc.	33,798	243,008
#*	US Concrete, Inc.	54,675	1,357,033
	Valvoline, Inc.	334,586	6,865,705
*	Venator Materials P.L.C	138,476	239,563
	Verso Corp., Class A	187,251	2,286,335
	Vulcan Materials Co.	129,380	15,191,800
	Warrior Met Coal, Inc.	179,960	2,864,963
	Westlake Chemical Corp.	140,920	7,680,140
	WestRock Co.	341,089	9,161,651
	Worthington Industries, Inc.	195,454	7,313,889
	WR Grace & Co.	116,059	5,353,802
TOTAL MATERIALS			1,112,610,159
REAL ESTATE — (0.2%)
#*	Altisource Asset Management Corp.	69	1,009
#*	Altisource Portfolio Solutions SA	25,692	345,044
*	CBRE Group, Inc., Class A	435,405	19,075,093
*	CKX Lands, Inc.	2,161	19,060
#	CTO Realty Growth, Inc.	17,027	674,950
#*	Cushman & Wakefield P.L.C.	16,515	176,710
*	Five Point Holdings LLC, Class A	3,804	18,259
*	Forestar Group, Inc.	21,917	379,383
*	FRP Holdings, Inc.	29,763	1,164,329
#	Griffin Industrial Realty, Inc.	10,060	494,952
*	Howard Hughes Corp. (The)	87,682	4,663,806
#*	InterGroup Corp. (The)	677	17,182

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Jones Lang LaSalle, Inc.	107,683	$10,650,926
*	JW Mays, Inc.	2,713	51,276
	Kennedy-Wilson Holdings, Inc.	373,728	5,546,123
*	Marcus & Millichap, Inc.	132,356	3,605,377
*	Maui Land & Pineapple Co., Inc.	13,708	142,700
	Newmark Group, Inc., Class A	485,418	1,975,651
*	Rafael Holdings, Inc., Class B	38,641	539,815
	RE/MAX Holdings, Inc., Class A	58,888	1,906,205
#	Realogy Holdings Corp.	309,198	2,801,334
#*	Redfin Corp.	26,300	1,093,554
	RMR Group, Inc. (The), Class A	30,102	865,733
#*	St Joe Co. (The)	200,987	4,142,342
*	Stratus Properties, Inc.	23,576	450,302
*	Tejon Ranch Co.	109,148	1,566,274
#*	Trinity Place Holdings, Inc.	52,693	70,082
TOTAL REAL ESTATE			62,437,471
UTILITIES — (1.9%)
	AES Corp.	592,683	9,026,562
	ALLETE, Inc.	89,424	5,302,843
	Alliant Energy Corp.	141,127	7,599,689
#	Ameren Corp.	144,378	11,584,891
	American Electric Power Co., Inc.	106,709	9,270,878
	American States Water Co.	75,136	5,776,456
	American Water Works Co., Inc.	105,607	15,552,743
	Artesian Resources Corp., Class A	19,448	682,236
#	Atlantica Sustainable Infrastructure P.L.C.	253,558	7,599,133
	Atmos Energy Corp.	78,451	8,315,021
	Avangrid, Inc.	62,463	3,110,033
	Avista Corp.	118,874	4,413,792
	Black Hills Corp.	118,298	6,844,722
	California Water Service Group	118,596	5,558,595
	CenterPoint Energy, Inc.	285,605	5,429,351
	Chesapeake Utilities Corp.	42,078	3,555,170
	Clearway Energy, Inc., Class A	67,535	1,547,227
#	Clearway Energy, Inc., Class C	140,081	3,437,588
	CMS Energy Corp.	165,770	10,639,119
	Consolidated Edison, Inc.	126,775	9,740,123
#	Consolidated Water Co., Ltd.	38,226	469,033
	Dominion Energy, Inc.	180,709	14,642,850
	DTE Energy Co.	109,650	12,678,829
	Duke Energy Corp.	151,638	12,849,804
	Edison International	209,080	11,639,484
	Entergy Corp.	116,917	12,291,484
	Essential Utilities, Inc.	188,103	8,530,471
	Evergy, Inc.	215,443	13,967,170
	Eversource Energy	122,026	10,990,882
	Exelon Corp.	210,647	8,133,081
	FirstEnergy Corp.	314,908	9,132,332
#	Genie Energy, Ltd., Class B	61,685	501,499
	Hawaiian Electric Industries, Inc.	122,659	4,447,615
	IDACORP, Inc.	68,279	6,367,017
	MDU Resources Group, Inc.	366,024	7,679,184
	MGE Energy, Inc.	81,987	5,438,198
	Middlesex Water Co.	40,961	2,623,962
	National Fuel Gas Co.	93,204	3,781,286
	New Jersey Resources Corp.	192,921	5,992,126
	NextEra Energy, Inc.	106,938	30,017,497
	NiSource, Inc.	258,934	6,330,936

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Northwest Natural Holding Co.	72,603	$3,883,534
	NorthWestern Corp.	114,232	6,426,692
	NRG Energy, Inc.	655,006	22,145,753
#	OGE Energy Corp.	217,058	7,141,208
	ONE Gas, Inc.	84,597	6,403,993
#	Ormat Technologies, Inc.	137,949	8,207,966
	Otter Tail Corp.	100,955	3,861,529
*	PG&E Corp.	145,346	1,358,985
	Pinnacle West Capital Corp.	101,396	8,423,980
#	PNM Resources, Inc.	181,649	7,671,037
	Portland General Electric Co.	146,521	6,465,972
	PPL Corp.	447,715	11,918,173
	Public Service Enterprise Group, Inc.	241,400	13,503,916
*	Pure Cycle Corp.	50,834	459,031
	RGC Resources, Inc.	16,841	390,711
	Sempra Energy	63,055	7,847,825
	SJW Group	72,250	4,512,735
#	South Jersey Industries, Inc.	186,943	4,361,380
	Southern Co. (The)	226,157	12,350,434
	Southwest Gas Holdings, Inc.	73,783	5,138,248
	Spark Energy, Inc., Class A	15,216	114,881
	Spire, Inc.	73,774	4,548,905
»	TerraForm Power, Inc., Class A	97,508	2,086,932
	UGI Corp.	223,261	7,443,522
	Unitil Corp.	38,801	1,674,263
	Vistra Corp.	774,449	14,451,218
	WEC Energy Group, Inc.	100,459	9,569,724
	Xcel Energy, Inc.	183,560	12,672,982
#	York Water Co. (The)	31,798	1,472,565
TOTAL UTILITIES			519,999,006
TOTAL COMMON STOCKS			26,096,785,497
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	24,077	649,838
INDUSTRIALS — (0.0%)
	Air T Funding	336	7,140
	WESCO International, Inc.	73,824	2,002,107
TOTAL INDUSTRIALS			2,009,247
TOTAL PREFERRED STOCKS			2,659,085
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Occidental Petroleum Corp. 08/03/2027	116,961	654,985
TOTAL INVESTMENT SECURITIES (Cost $16,022,099,757)			26,100,099,567

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.092%	264,043,337	264,043,337

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	66,691,552	$771,687,946
TOTAL INVESTMENTS — (100.0%)
(Cost $17,057,726,071)^^			$27,135,830,850
As of July 31, 2020, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,675	09/18/20	$255,576,291	$273,318,125	$17,741,834
Total Futures Contracts			$255,576,291	$273,318,125	$17,741,834
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,995,478,681	—	—	$1,995,478,681
Consumer Discretionary	3,190,626,777	$9,569	—	3,190,636,346
Consumer Staples	1,601,358,542	—	—	1,601,358,542
Energy	692,609,011	—	—	692,609,011
Financials	3,449,923,399	12,253	—	3,449,935,652
Health Care	3,479,539,103	206,860	—	3,479,745,963
Industrials	3,438,155,472	—	—	3,438,155,472
Information Technology	6,553,789,010	30,184	—	6,553,819,194
Materials	1,112,610,159	—	—	1,112,610,159
Real Estate	62,437,471	—	—	62,437,471
Utilities	517,912,074	2,086,932	—	519,999,006
Preferred Stocks
Communication Services	649,838	—	—	649,838
Industrials	2,009,247	—	—	2,009,247
Rights/Warrants
Energy	—	654,985	—	654,985
Temporary Cash Investments	264,043,337	—	—	264,043,337
Securities Lending Collateral	—	771,687,946	—	771,687,946
Futures Contracts**	17,741,834	—	—	17,741,834
TOTAL	$26,378,883,955	$774,688,729	—	$27,153,572,684
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (7.1%)
	A.H. Belo Corp., Class A	7,051	$10,718
	Activision Blizzard, Inc.	35,792	2,957,493
	Alaska Communications Systems Group, Inc.	68,897	157,085
*	Alphabet, Inc., Class A	10,216	15,200,897
*	Alphabet, Inc., Class C	10,616	15,743,103
*	Altice USA, Inc., Class A	44,759	1,208,045
#*	AMC Networks, Inc., Class A	18,867	435,828
#*	ANGI Homeservices, Inc., Class A	15,392	243,040
#	Anterix, Inc.	7,672	334,346
	AT&T, Inc.	830,604	24,569,266
	ATN International, Inc.	22,236	1,281,461
*	Ballantyne Strong, Inc.	10,389	17,869
*	Boingo Wireless, Inc.	60,773	878,170
	Cable One, Inc.	1,101	2,006,639
#*	Cargurus, Inc.	13,085	378,026
*	Cars.com, Inc.	75,306	611,485
*	Central European Media Enterprises, Ltd., Class A	7,857	31,271
#	CenturyLink, Inc.	775,017	7,478,914
*	Charter Communications, Inc., Class A	17,118	9,928,440
*	Cincinnati Bell, Inc.	52,853	793,324
	Cinemark Holdings, Inc.	68,869	814,720
*	Clear Channel Outdoor Holdings, Inc.	9,281	8,506
	Cogent Communications Holdings, Inc.	12,352	1,113,039
	Comcast Corp., Class A	417,271	17,859,199
*	comScore, Inc.	36,956	110,868
*	Consolidated Communications Holdings, Inc.	64,883	473,646
*	Cumulus Media, Inc., Class A	800	3,144
#*	Daily Journal Corp.	563	159,892
*	DHI Group, Inc.	45,945	114,863
#*	Discovery, Inc., Class A	92,783	1,957,721
#*	Discovery, Inc., Class B	1,000	35,280
*	Discovery, Inc., Class C	195,244	3,699,874
*	DISH Network Corp., Class A	119,068	3,823,274
*	Electronic Arts, Inc.	4,900	693,938
	Emerald Holding, Inc.	19,693	53,565
#	Entercom Communications Corp., Class A	20,424	28,594
	Entravision Communications Corp., Class A	76,096	100,447
#	EW Scripps Co. (The), Class A	76,118	866,223
*	Facebook, Inc., Class A	76,954	19,520,921
	Fox Corp., Class A	92,467	2,382,875
*	Fox Corp., Class B	112,151	2,890,131
#*	Gaia, Inc.	6,225	57,146
#	Gannett Co., Inc.	139,204	206,022
*	GCI Liberty, Inc., Class A	91,121	7,142,975
*	Glu Mobile, Inc.	137,813	1,300,955
*	Gray Television, Inc.	105,857	1,517,989
*	Gray Television, Inc., Class A	2,300	29,463
*	Harte-Hanks, Inc.	870	1,888
*	Hemisphere Media Group, Inc.	17,432	153,402
*	IAC/InterActiveCorp	4,564	604,365
*	IDT Corp., Class B	65,010	423,215
*	IMAX Corp.	64,425	727,358
	Interpublic Group of Cos., Inc. (The)	115,776	2,089,757
*	Iridium Communications, Inc.	129,793	3,555,030

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class A	46,240	$1,564,299
	John Wiley & Sons, Inc., Class B	2,087	70,269
*	Liberty Broadband Corp.	234	32,672
*	Liberty Broadband Corp., Class A	2,678	361,557
*	Liberty Broadband Corp., Class C	14,182	1,946,763
*	Liberty Latin America, Ltd., Class A	9,861	101,371
*	Liberty Latin America, Ltd., Class C	21,198	216,856
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	147,025
*	Liberty Media Corp.-Liberty Braves, Class B	93	1,730
*	Liberty Media Corp.-Liberty Braves, Class C	17,372	323,988
*	Liberty Media Corp.-Liberty Formula One, Class A	19,396	641,814
*	Liberty Media Corp.-Liberty Formula One, Class C	151,032	5,352,574
*	Liberty Media Corp.-Liberty SiriusXM, Class A	33,436	1,163,238
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	11,414
*	Liberty Media Corp.-Liberty SiriusXM, Class C	76,900	2,690,731
*	Liberty TripAdvisor Holdings, Inc., Class A	46,035	114,167
#*	Lions Gate Entertainment Corp., Class A	73,640	564,082
*	Lions Gate Entertainment Corp., Class B	66,009	469,324
*	Live Nation Entertainment, Inc.	26,628	1,246,457
	Loral Space & Communications, Inc.	1,200	21,804
*	Madison Square Garden Entertainment Corp.	15,339	1,086,922
*	Marchex, Inc., Class B	24,467	38,169
	Marcus Corp. (The)	23,993	331,343
*	Match Group, Inc.	9,850	1,011,595
*	Mediaco Holding, Inc., Class A	666	3,290
*	Meet Group, Inc. (The)	90,390	563,130
#	Meredith Corp.	35,803	514,131
#*	MSG Networks, Inc., Class A	17,722	168,891
	National CineMedia, Inc.	26,524	65,514
#	New York Times Co. (The), Class A	63,384	2,924,538
	News Corp., Class A	288,614	3,671,170
	News Corp., Class B	139,552	1,780,684
#	Nexstar Media Group, Inc., Class A	33,800	2,962,570
#	Omnicom Group, Inc.	20,779	1,116,456
*	ORBCOMM, Inc.	86,164	362,750
#*	QuinStreet, Inc.	53,347	622,826
*	Reading International, Inc., Class A	17,826	77,721
#	Salem Media Group, Inc.	20,236	33,794
	Scholastic Corp.	37,394	894,838
	Shenandoah Telecommunications Co.	89,123	4,480,213
	Sirius XM Holdings, Inc.	120,878	710,763
*	Snap, Inc., Class A	15,282	342,622
	Spok Holdings, Inc.	38,274	383,505
*	Take-Two Interactive Software, Inc.	11,471	1,881,473
*	TechTarget, Inc.	21,822	791,920
	TEGNA, Inc.	244,735	2,882,978
	Telephone and Data Systems, Inc.	137,683	2,673,804
*	T-Mobile US, Inc.	85,566	9,188,077
	Townsquare Media, Inc., Class A	16,264	72,212
*	Travelzoo	12,456	76,355
#	Tribune Publishing Co.	13,672	133,302
	TripAdvisor, Inc.	38,753	783,973
*	TrueCar, Inc.	80,361	302,157
*	Twitter, Inc.	30,984	1,127,818
*	United States Cellular Corp.	42,046	1,247,505
*	Urban One, Inc.	25,500	38,760
	Verizon Communications, Inc.	466,021	26,786,887
#	ViacomCBS, Inc., Class A	3,778	104,802
#	ViacomCBS, Inc., Class B	83,832	2,185,500

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Vonage Holdings Corp.	215,452	$2,574,651
	Walt Disney Co. (The)	80,115	9,368,648
#	World Wrestling Entertainment, Inc., Class A	8,674	404,295
*	Yelp, Inc.	40,748	1,017,885
*	Zedge, Inc., Class B	6,257	8,697
*	Zillow Group, Inc., Class A	10,380	706,774
#*	Zillow Group, Inc., Class C	15,644	1,069,893
*	Zynga, Inc., Class A	508,493	4,998,486
TOTAL COMMUNICATION SERVICES			270,402,127
CONSUMER DISCRETIONARY — (11.5%)
*	1-800-Flowers.com, Inc., Class A	70,712	1,997,614
	Aaron's, Inc.	75,103	3,918,875
	Abercrombie & Fitch Co., Class A	76,308	734,846
#	Acushnet Holdings Corp.	78,351	2,981,256
*	Adient P.L.C.	33,015	549,370
*	Adtalem Global Education, Inc.	67,865	2,330,484
	Advance Auto Parts, Inc.	9,503	1,426,780
	AMCON Distributing Co.	438	30,099
*	American Axle & Manufacturing Holdings, Inc.	123,933	874,967
#	American Eagle Outfitters, Inc.	200,825	2,008,250
*	American Public Education, Inc.	18,666	543,367
*	America's Car-Mart, Inc.	12,124	1,153,720
	Aptiv P.L.C.	20,485	1,592,709
	Aramark	158,259	3,342,430
	Ark Restaurants Corp.	3,201	31,562
*	Asbury Automotive Group, Inc.	29,653	2,969,748
	Autoliv, Inc.	19,018	1,236,741
*	AutoNation, Inc.	82,077	4,213,833
*	Barnes & Noble Education, Inc.	12,599	26,710
	Bassett Furniture Industries, Inc.	10,723	94,041
	BBX Capital Corp.	9,724	135,358
*	Beazer Homes USA, Inc.	28,393	317,718
#	Bed Bath & Beyond, Inc.	135,948	1,470,957
	Best Buy Co., Inc.	50,959	5,075,007
#	Big 5 Sporting Goods Corp.	27,233	152,505
	Big Lots, Inc.	37,944	1,492,717
*	Biglari Holdings, Inc., Class A	142	44,902
*	Biglari Holdings, Inc., Class B	1,837	119,276
#	BJ's Restaurants, Inc.	23,374	468,882
#	Bloomin' Brands, Inc.	77,475	892,512
#*	Boot Barn Holdings, Inc.	47,452	918,671
#	BorgWarner, Inc.	202,336	7,405,498
	Bowl America, Inc., Class A	2,839	27,112
	Boyd Gaming Corp.	57,508	1,361,214
*	Bright Horizons Family Solutions, Inc.	11,771	1,262,322
	Brinker International, Inc.	12,255	329,537
	Brunswick Corp.	51,949	3,479,544
#	Buckle, Inc. (The)	11,150	178,735
#*	Build-A-Bear Workshop, Inc.	13,930	32,875
*	Burlington Stores, Inc.	4,680	879,840
*	Caesars Entertainment, Inc.	28,545	886,322
	Caleres, Inc.	41,881	264,269
	Callaway Golf Co.	110,235	2,099,977
#	Camping World Holdings, Inc., Class A	10,608	388,465
*	Capri Holdings, Ltd.	4,316	64,654
#*	CarMax, Inc.	26,562	2,575,717
#	Carnival Corp.	59,286	822,890
	Carriage Services, Inc.	24,853	549,500

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carrols Restaurant Group, Inc.	41,335	$253,797
	Carter's, Inc.	20,090	1,581,485
*	Carvana Co.	1,061	164,402
	Cato Corp. (The), Class A	20,112	144,605
*	Cavco Industries, Inc.	10,465	2,096,453
*	Century Communities, Inc.	40,011	1,425,192
#	Cheesecake Factory, Inc. (The)	46,967	1,127,208
#*	Chegg, Inc.	7,692	622,821
#	Chico's FAS, Inc.	64,331	81,700
#	Children's Place, Inc. (The)	17,617	430,031
*	Chipotle Mexican Grill, Inc.	662	764,716
#	Choice Hotels International, Inc.	8,184	687,783
#	Churchill Downs, Inc.	2,565	355,304
*	Chuy's Holdings, Inc.	14,866	236,518
	Citi Trends, Inc.	8,687	149,590
	Clarus Corp.	42,348	507,329
	Collectors Universe, Inc.	4,977	189,425
#	Columbia Sportswear Co.	32,436	2,459,946
*	Conn's, Inc.	31,161	310,364
*	Container Store Group, Inc. (The)	9,288	32,044
	Cooper Tire & Rubber Co.	35,518	1,103,189
#*	Cooper-Standard Holdings, Inc.	14,998	160,629
	Core-Mark Holding Co., Inc.	49,182	1,304,307
	Cracker Barrel Old Country Store, Inc.	13,817	1,526,364
*	Crocs, Inc.	44,061	1,583,552
	Crown Crafts, Inc.	2,196	10,299
	Culp, Inc.	13,186	146,365
	Dana, Inc.	142,450	1,628,203
	Darden Restaurants, Inc.	24,521	1,861,144
#	Dave & Buster's Entertainment, Inc.	36,920	455,593
*	Deckers Outdoor Corp.	14,917	3,121,382
*	Del Taco Restaurants, Inc.	40,637	310,873
#*	Delphi Technologies P.L.C.	35,956	538,980
*	Delta Apparel, Inc.	12,387	174,409
*	Denny's Corp.	29,926	265,893
#	Designer Brands, Inc., Class A	57,184	337,957
#	Dick's Sporting Goods, Inc.	75,287	3,434,593
#	Dillard's, Inc., Class A	28,966	682,149
#	Dine Brands Global, Inc.	9,971	452,983
*	Dixie Group, Inc. (The)	7,700	8,085
	Dollar General Corp.	15,888	3,025,075
*	Dollar Tree, Inc.	33,602	3,136,747
	Domino's Pizza, Inc.	4,335	1,675,954
*	Dorman Products, Inc.	32,484	2,655,567
	DR Horton, Inc.	155,326	10,276,368
*	Drive Shack, Inc.	25,151	45,020
	Dunkin' Brands Group, Inc.	12,029	826,753
	eBay, Inc.	25,601	1,415,223
	Educational Development Corp.	6,574	87,697
*	El Pollo Loco Holdings, Inc.	35,651	704,464
*	Emerson Radio Corp.	125	94
	Escalade, Inc.	17,024	261,318
	Ethan Allen Interiors, Inc.	27,592	326,689
#*	Etsy, Inc.	4,577	541,825
#	Expedia Group, Inc.	20,475	1,658,680
	Extended Stay America, Inc.	167,671	1,913,126
*	Fiesta Restaurant Group, Inc.	16,154	104,678
#*	Five Below, Inc.	16,317	1,777,084
*	Flanigan's Enterprises, Inc.	300	4,729

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flexsteel Industries, Inc.	8,594	$135,527
*	Floor & Decor Holdings, Inc., Class A	15,459	1,018,748
	Foot Locker, Inc.	77,357	2,273,522
	Ford Motor Co.	784,158	5,183,284
#*	Fossil Group, Inc.	45,558	150,797
#*	Fox Factory Holding Corp.	32,010	2,848,890
»	FRD Acquisition Co. Escrow Shares	14,091	0
*	frontdoor, Inc.	12,979	545,053
*	Full House Resorts, Inc.	19,188	26,671
#*	GameStop Corp., Class A	58,430	234,304
	Gap, Inc. (The)	166,424	2,225,089
	Garmin, Ltd.	22,692	2,237,204
*	Garrett Motion, Inc.	2,292	13,477
	General Motors Co.	282,268	7,025,651
*	Genesco, Inc.	14,308	222,489
#*	Genius Brands International, Inc.	47,828	69,829
	Gentex Corp.	187,260	5,054,147
*	Gentherm, Inc.	50,743	1,967,306
	Genuine Parts Co.	20,252	1,825,718
*	G-III Apparel Group, Ltd.	45,437	449,372
	Goodyear Tire & Rubber Co. (The)	206,699	1,862,358
	Graham Holdings Co., Class B	6,006	2,392,610
*	Grand Canyon Education, Inc.	24,353	2,161,085
*	Green Brick Partners, Inc.	22,902	316,048
	Group 1 Automotive, Inc.	26,594	2,234,428
#*	GrubHub, Inc.	18,325	1,323,798
	Guess?, Inc.	67,880	701,879
#	H&R Block, Inc.	21,804	316,158
	Hamilton Beach Brands Holding Co., Class A	17,718	269,314
#	Hanesbrands, Inc.	222,803	3,148,206
	Harley-Davidson, Inc.	86,941	2,263,074
	Hasbro, Inc.	19,292	1,403,686
	Haverty Furniture Cos., Inc.	29,202	415,252
	Haverty Furniture Cos., Inc., Class A	1,796	25,530
*	Helen of Troy, Ltd.	20,370	3,834,652
#*	Hibbett Sports, Inc.	19,080	442,465
*	Hilton Grand Vacations, Inc.	52,946	1,074,804
	Hooker Furniture Corp.	14,397	308,096
#*	Horizon Global Corp.	22,949	94,320
*	Houghton Mifflin Harcourt Co.	42,076	124,545
*	Hudson, Ltd., Class A	9,080	39,770
#	Hyatt Hotels Corp., Class A	26,200	1,257,600
*	Installed Building Products, Inc.	15,092	1,193,928
#	International Game Technology P.L.C.	102,105	1,006,755
#*	iRobot Corp.	10,474	761,355
*	J Alexander's Holdings, Inc.	13,620	54,752
#	Jack in the Box, Inc.	6,082	499,393
	Johnson Outdoors, Inc., Class A	14,583	1,276,887
*	K12, Inc.	71,002	3,251,182
	KB Home	83,390	2,805,240
	Kohl's Corp.	114,994	2,189,486
#*	Kontoor Brands, Inc.	7,285	139,581
	L Brands, Inc.	16,472	402,082
#*	Lakeland Industries, Inc.	7,500	177,450
#*	Lands' End, Inc.	8,485	73,141
	Las Vegas Sands Corp.	30,211	1,318,408
*	Laureate Education, Inc., Class A	19,636	248,984
	La-Z-Boy, Inc.	53,633	1,526,395
	LCI Industries	29,095	3,660,151

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Leaf Group, Ltd.	14,514	$74,457
	Lear Corp.	59,321	6,547,852
	Leggett & Platt, Inc.	29,330	1,175,840
	Lennar Corp., Class A	86,062	6,226,586
	Lennar Corp., Class B	9,841	530,135
#*	LGI Homes, Inc.	28,546	3,257,384
	Lifetime Brands, Inc.	20,518	144,652
*	Lincoln Educational Services Corp.	12,212	64,235
*	Lindblad Expeditions Holdings, Inc.	5,561	40,317
#*	Liquidity Services, Inc.	37,467	192,955
#	Lithia Motors, Inc., Class A	37,932	8,692,118
*	LKQ Corp.	249,592	7,035,998
*	Luby's, Inc.	128,049	145,976
*	M/I Homes, Inc.	42,211	1,757,244
#	Macy's, Inc.	268,471	1,626,934
#*	Magnite, Inc.	108,473	651,380
*	Malibu Boats, Inc., Class A	20,083	1,180,479
	Marine Products Corp.	15,913	204,164
*	MarineMax, Inc.	40,043	1,110,793
	Marriott Vacations Worldwide Corp.	35,897	3,039,040
*	MasterCraft Boat Holdings, Inc.	19,251	398,496
#*	Mattel, Inc.	46,850	520,503
	McDonald's Corp.	1,857	360,778
	MDC Holdings, Inc.	85,889	3,850,404
»†	Media General, Inc.	38,825	3,642
*	Meritage Homes Corp.	87,210	8,649,488
	MGM Resorts International	101,816	1,638,219
*	Modine Manufacturing Co.	53,352	290,235
*	Mohawk Industries, Inc.	47,011	3,753,828
*	Monarch Casino & Resort, Inc.	5,624	203,533
#*	Monitronics International, Inc.	1,007	4,119
	Monro, Inc.	38,714	2,179,598
*	Motorcar Parts of America, Inc.	22,904	381,237
	Movado Group, Inc.	17,747	171,081
*	Murphy USA, Inc.	46,832	6,201,025
	Nathan's Famous, Inc.	4,306	219,305
#*	National Vision Holdings, Inc.	45,424	1,453,114
*	Nautilus, Inc.	29,587	308,592
*	New Home Co., Inc. (The)	30,592	105,848
	Newell Brands, Inc.	315,053	5,166,869
	Nobility Homes, Inc.	1,284	30,816
#	Nordstrom, Inc.	26,273	359,677
#*	Norwegian Cruise Line Holdings, Ltd.	70,175	957,187
*	NVR, Inc.	672	2,641,061
	ODP Corp. (The)	36,903	814,449
#*	Ollie's Bargain Outlet Holdings, Inc.	22,866	2,403,217
#	Oxford Industries, Inc.	19,122	821,099
	P&F Industries, Inc., Class A	2,014	9,466
	Papa John's International, Inc.	7,165	678,311
#*	Penn National Gaming, Inc.	54,526	1,845,705
#	Penske Automotive Group, Inc.	101,131	4,532,691
*	Perdoceo Education Corp.	81,879	1,179,058
#	PetMed Express, Inc.	15,853	494,614
*	Planet Fitness, Inc., Class A	12,287	641,381
*	Playa Hotels & Resorts NV	71,600	259,908
	Polaris, Inc.	20,839	2,159,546
	Pool Corp.	6,062	1,919,835
*	Potbelly Corp.	21,040	73,640
	PulteGroup, Inc.	246,642	10,753,591

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PVH Corp.	40,828	$1,986,690
*	QEP Co., Inc.	1,500	16,875
*	Quotient Technology, Inc.	69,504	556,727
*	Qurate Retail, Inc., Class A	165,348	1,803,947
	Ralph Lauren Corp.	47,332	3,374,772
#	RCI Hospitality Holdings, Inc.	9,765	117,961
*	Red Lion Hotels Corp.	14,316	33,643
#*	Red Robin Gourmet Burgers, Inc.	11,471	100,257
	Red Rock Resorts, Inc., Class A	3,000	32,880
#*	Regis Corp.	43,079	330,847
	Rent-A-Center, Inc.	51,314	1,484,001
#*	RH	9,172	2,636,308
	Rocky Brands, Inc.	9,423	214,373
	Ross Stores, Inc.	12,472	1,118,364
	Royal Caribbean Cruises, Ltd.	19,307	940,444
#	Ruth's Hospitality Group, Inc.	46,325	310,146
#*	Sally Beauty Holdings, Inc.	17,750	206,078
#*	Scientific Games Corp., Class A	24,010	421,856
*	SeaWorld Entertainment, Inc.	48,406	700,435
*	Select Interior Concepts, Inc., Class A	1,700	7,956
	Service Corp. International	89,573	3,883,885
*	ServiceMaster Global Holdings, Inc.	69,923	2,859,151
#*	Shake Shack, Inc., Class A	11,445	555,655
*	Shiloh Industries, Inc.	8,544	12,132
#	Shoe Carnival, Inc.	25,161	617,703
	Shutterstock, Inc.	15,749	855,801
#	Signet Jewelers, Ltd.	46,478	499,174
	Six Flags Entertainment Corp.	16,495	286,848
*	Skechers U.S.A., Inc., Class A	99,326	2,908,265
*	Skyline Champion Corp.	58,121	1,640,756
*	Sleep Number Corp.	18,734	871,131
#*	Smith & Wesson Brands, Inc.	66,968	1,599,866
#	Sonic Automotive, Inc., Class A	54,642	2,082,953
*	Sonos, Inc.	15,431	246,896
*	Sportsman's Warehouse Holdings, Inc.	30,710	494,124
*	Stamps.com, Inc.	17,876	4,652,765
	Standard Motor Products, Inc.	36,061	1,640,054
#	Steven Madden, Ltd.	72,693	1,539,638
*	Stoneridge, Inc.	51,510	1,067,287
	Strategic Education, Inc.	24,634	3,109,057
	Strattec Security Corp.	4,645	100,378
	Superior Group of Cos, Inc.	19,154	368,715
	Superior Industries International, Inc.	24,707	37,061
*	Tandy Leather Factory, Inc.	17,438	54,755
	Tapestry, Inc.	188,563	2,519,202
	Target Corp.	31,639	3,982,717
*	Taylor Morrison Home Corp.	148,131	3,473,672
*	Tempur Sealy International, Inc.	21,878	1,771,024
#*	Tenneco, Inc., Class A	54,144	401,207
*	Tesla, Inc.	360	515,074
	Texas Roadhouse, Inc.	39,134	2,198,939
#	Thor Industries, Inc.	22,804	2,599,428
	Tiffany & Co.	15,364	1,926,031
#	Tilly's, Inc., Class A	24,507	147,287
	Toll Brothers, Inc.	111,002	4,240,276
*	TopBuild Corp.	41,972	5,536,946
	Tractor Supply Co.	17,500	2,497,950
*	TravelCenters of America, Inc.	10,101	141,212
*	TRI Pointe Group, Inc.	170,198	2,845,711

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Tupperware Brands Corp.	818	$12,622
#*	Turtle Beach Corp.	2,487	45,612
*	Ulta Beauty, Inc.	8,373	1,615,905
*	Under Armour, Inc., Class A	16,694	175,621
*	Under Armour, Inc., Class C	23,767	225,549
*	Unifi, Inc.	20,315	242,967
*	Unique Fabricating, Inc.	4,543	13,356
*	Universal Electronics, Inc.	18,436	849,347
*	Universal Technical Institute, Inc.	31,074	230,880
#*	Urban Outfitters, Inc.	117,678	1,946,394
	Vail Resorts, Inc.	5,219	1,002,205
#*	Veoneer, Inc.	10,674	107,274
*	Vera Bradley, Inc.	28,961	126,994
	VF Corp.	17,537	1,058,533
*	Vince Holding Corp.	1,700	7,769
*	Vista Outdoor, Inc.	62,347	1,069,251
#*	Visteon Corp.	24,210	1,757,888
*	VOXX International Corp.	36,231	236,226
#*	Wayfair, Inc., Class A	300	79,827
	Wendy's Co. (The)	59,202	1,372,302
	Weyco Group, Inc.	11,380	209,620
	Whirlpool Corp.	37,107	6,052,894
#	Williams-Sonoma, Inc.	37,009	3,224,224
	Wingstop, Inc.	6,906	1,079,062
	Winmark Corp.	3,446	547,845
	Winnebago Industries, Inc.	45,148	2,727,391
	Wolverine World Wide, Inc.	81,098	1,949,596
*	WW International, Inc	6,975	179,816
	Wyndham Destinations, Inc.	18,662	496,409
	Wyndham Hotels & Resorts, Inc.	36,385	1,606,762
	Wynn Resorts, Ltd.	10,578	766,165
*	YETI Holdings, Inc.	13,147	642,757
*	ZAGG, Inc.	32,025	91,271
*	Zovio, Inc.	56,782	223,721
*	Zumiez, Inc.	36,568	844,721
TOTAL CONSUMER DISCRETIONARY			437,148,824
CONSUMER STAPLES — (4.6%)
	Alico, Inc.	10,214	308,259
	Altria Group, Inc.	8,637	355,413
	Andersons, Inc. (The)	36,056	512,716
	Archer-Daniels-Midland Co.	157,835	6,760,073
#	B&G Foods, Inc.	74,070	2,141,364
*	BJ's Wholesale Club Holdings, Inc.	9,629	385,641
#*	Boston Beer Co., Inc. (The), Class A	3,185	2,581,251
*	Bridgford Foods Corp.	4,114	66,235
	Brown-Forman Corp., Class B	800	55,472
	Bunge, Ltd.	114,831	4,988,259
	Calavo Growers, Inc.	11,046	638,127
#*	Cal-Maine Foods, Inc.	40,248	1,768,698
	Campbell Soup Co.	16,129	799,515
#	Casey's General Stores, Inc.	18,577	2,957,273
*	Central Garden & Pet Co.	20,939	792,751
*	Central Garden & Pet Co., Class A	55,588	1,926,124
#*	Chefs' Warehouse, Inc. (The)	36,590	421,883
	Church & Dwight Co., Inc.	20,030	1,929,490
	Coca-Cola Consolidated, Inc.	8,611	1,976,741
*	Coffee Holding Co., Inc.	1,900	5,339
	Conagra Brands, Inc.	74,251	2,780,700

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Constellation Brands, Inc., Class A	9,086	$1,619,125
	Constellation Brands, Inc., Class B	352	67,920
	Costco Wholesale Corp.	6,748	2,196,676
	Coty, Inc., Class A	315,206	1,169,414
#*	Craft Brew Alliance, Inc.	40,891	605,596
*	Darling Ingredients, Inc.	223,101	6,231,211
*	Dean Foods Co.	140,983	6,908
*	Edgewell Personal Care Co.	52,001	1,554,310
*	elf Beauty, Inc.	6,700	119,662
#	Energizer Holdings, Inc.	21,513	1,078,447
*	Farmer Bros Co.	18,622	92,738
	Flowers Foods, Inc.	126,752	2,883,608
	Fresh Del Monte Produce, Inc.	60,762	1,372,006
*	Freshpet, Inc.	2,262	217,265
	General Mills, Inc.	19,657	1,243,698
#*	Hain Celestial Group, Inc. (The)	37,877	1,287,060
*	Herbalife Nutrition, Ltd.	24,490	1,254,868
	Hershey Co. (The)	5,788	841,633
#	Hormel Foods Corp.	45,106	2,294,091
*	Hostess Brands, Inc.	117,936	1,495,429
#	Ingles Markets, Inc., Class A	23,413	942,373
	Ingredion, Inc.	34,017	2,942,471
	Inter Parfums, Inc.	39,388	1,610,575
	J&J Snack Foods Corp.	17,267	2,126,086
	JM Smucker Co. (The)	33,157	3,625,718
	John B. Sanfilippo & Son, Inc.	14,738	1,299,449
	Kellogg Co.	12,152	838,367
	Keurig Dr Pepper, Inc.	22,142	677,324
	Kraft Heinz Co. (The)	84,913	2,919,309
	Kroger Co. (The)	77,932	2,711,254
	Lamb Weston Holdings, Inc.	5,072	304,726
	Lancaster Colony Corp.	8,895	1,410,658
*	Landec Corp.	46,500	438,960
*	Lifevantage Corp.	2,000	25,680
*	Lifeway Foods, Inc.	6,493	18,765
#	Limoneira Co.	19,570	263,804
	Mannatech, Inc.	2,353	39,530
#	McCormick & Co., Inc.	1,064	207,459
	McCormick & Co., Inc. Non-Voting	11,755	2,291,050
	Medifast, Inc.	18,619	3,111,794
#	MGP Ingredients, Inc.	23,542	853,868
	Molson Coors Beverage Co., Class B	53,830	2,019,702
	Molson Coors Brewing Co., Class A	534	30,224
	Mondelez International, Inc., Class A	66,070	3,666,224
*	Monster Beverage Corp.	10,311	809,207
#*	National Beverage Corp.	8,382	537,705
	Natura & Co. Holding SA, ADR	33,514	599,565
*	Natural Alternatives International, Inc.	8,015	54,582
	Natural Grocers by Vitamin Cottage, Inc.	21,956	347,564
	Natural Health Trends Corp.	995	5,254
*	Nature's Sunshine Products, Inc.	20,833	198,122
	Nu Skin Enterprises, Inc., Class A	31,455	1,410,757
	Oil-Dri Corp. of America	7,273	252,882
	Philip Morris International, Inc.	24,545	1,885,301
*	Pilgrim's Pride Corp.	80,388	1,233,956
*	Post Holdings, Inc.	67,110	5,955,341
	PriceSmart, Inc.	27,267	1,782,444
	Procter & Gamble Co. (The)	116,144	15,228,801
#*	Revlon, Inc., Class A	3,823	24,161

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Rite Aid Corp.	3,815	$57,835
	Rocky Mountain Chocolate Factory, Inc.	5,450	18,094
*	S&W Seed Co.	14,868	34,642
	Sanderson Farms, Inc.	20,734	2,311,737
	Seaboard Corp.	535	1,446,239
*	Seneca Foods Corp., Class A	13,520	529,714
*	Seneca Foods Corp., Class B	1,251	48,164
#*	Simply Good Foods Co. (The)	106,948	2,571,030
	SpartanNash Co.	44,203	929,368
	Spectrum Brands Holdings, Inc.	25,108	1,359,849
*	Sprouts Farmers Market, Inc.	64,713	1,707,129
	Sysco Corp.	17,864	944,112
*	Tofutti Brands, Inc.	799	1,159
#	Tootsie Roll Industries, Inc.	23,012	729,480
*	TreeHouse Foods, Inc.	73,313	3,212,576
#	Turning Point Brands, Inc.	539	17,722
	Tyson Foods, Inc., Class A	121,774	7,483,012
*	United Natural Foods, Inc.	58,760	1,166,386
	United-Guardian, Inc.	1,872	26,994
	Universal Corp.	31,892	1,344,567
*	US Foods Holding Corp.	28,292	574,328
*	USANA Health Sciences, Inc.	19,931	1,617,999
	Vector Group, Ltd.	33,478	295,276
#*	Veru, Inc.	14,000	39,620
	Village Super Market, Inc., Class A	10,832	273,508
	Walgreens Boots Alliance, Inc.	121,303	4,938,245
	Walmart, Inc.	76,857	9,945,296
#	WD-40 Co.	7,242	1,423,415
	Weis Markets, Inc.	37,487	1,867,602
TOTAL CONSUMER STAPLES			173,399,099
ENERGY — (3.8%)
	Adams Resources & Energy, Inc.	5,013	106,125
#	Antero Midstream Corp.	70,233	398,221
#*	Antero Resources Corp.	131,175	388,278
	Apache Corp.	132,477	2,033,522
	Arch Resources, Inc.	16,595	514,777
	Archrock, Inc.	167,593	1,116,169
	Ardmore Shipping Corp.	11,393	46,825
*	Aspen Aerogels, Inc.	32,024	203,352
	Baker Hughes Co.	179,466	2,779,928
	Berry Corp.	25,575	120,330
#*	Bonanza Creek Energy, Inc.	22,765	414,095
*	Bristow Group, Inc.	6,991	111,926
	Cabot Oil & Gas Corp.	153,043	2,861,904
	Cactus, Inc., Class A	10,476	236,967
*	ChampionX Corp.	77,253	734,676
*	Cheniere Energy, Inc.	10,173	503,360
	Chevron Corp.	174,012	14,606,567
	Cimarex Energy Co.	35,936	878,995
#*	Clean Energy Fuels Corp.	161,671	384,777
*	CNX Resources Corp.	220,578	2,128,578
	Concho Resources, Inc.	53,892	2,831,486
	ConocoPhillips	110,106	4,116,863
*	CONSOL Energy, Inc.	23,122	135,957
#*	Contango Oil & Gas Co.	80,719	143,680
#	Continental Resources, Inc.	24,057	415,945
#	Core Laboratories NV	9,108	194,274
#	CVR Energy, Inc.	49,655	953,376

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Dawson Geophysical Co.	44,582	$80,248
	Delek US Holdings, Inc.	89,279	1,560,597
	Devon Energy Corp.	73,631	772,389
	DHT Holdings, Inc.	171,694	975,222
	Diamondback Energy, Inc.	11,659	464,728
#	DMC Global, Inc.	22,503	661,138
*	Dorian LPG, Ltd.	38,466	328,500
#*	Dril-Quip, Inc.	38,423	1,279,102
#*	Earthstone Energy, Inc., Class A	8,839	23,247
#	EnLink Midstream LLC	117,486	287,841
	EOG Resources, Inc.	81,723	3,828,722
	EQT Corp.	229,393	3,330,786
	Equitrans Midstream Corp.	88,267	851,776
	Evolution Petroleum Corp.	35,403	92,756
*	Exterran Corp.	29,448	146,357
	Exxon Mobil Corp.	262,728	11,055,594
*	Frank's International NV	157,242	358,512
#	GasLog, Ltd.	71,551	208,929
*	Geospace Technologies Corp.	14,679	110,826
#*	Goodrich Petroleum Corp.	10,368	77,242
#*	Green Plains, Inc.	38,899	502,964
*	Gulf Island Fabrication, Inc.	13,796	40,836
#*	Gulfport Energy Corp.	146,645	148,111
	Hallador Energy Co.	6,694	4,228
	Halliburton Co.	154,310	2,211,262
*	Helix Energy Solutions Group, Inc.	133,251	558,322
	Helmerich & Payne, Inc.	60,160	1,072,653
	Hess Corp.	79,482	3,911,309
	HollyFrontier Corp.	169,076	4,649,590
	International Seaways, Inc.	25,592	441,974
#*	ION Geophysical Corp.	1,939	5,332
	Kinder Morgan, Inc.	220,705	3,111,940
*	Laredo Petroleum, Inc.	2,590	39,264
#	Liberty Oilfield Services, Inc., Class A	24,645	139,244
*	Mammoth Energy Services, Inc.	8,890	12,357
	Marathon Oil Corp.	326,661	1,793,369
	Marathon Petroleum Corp.	137,887	5,267,283
#*	Matador Resources Co.	103,539	898,718
*	Matrix Service Co.	28,788	252,039
	Mind Technology, Inc.	31,350	71,478
#*	Montage Resources Corp.	9,192	39,434
#	Murphy Oil Corp.	164,972	2,179,280
#	Nabors Industries, Ltd.	20,711	878,353
	NACCO Industries, Inc., Class A	9,759	213,137
	National Oilwell Varco, Inc.	196,332	2,259,781
*	Natural Gas Services Group, Inc.	11,623	74,155
*	NCS Multistage Holdings, Inc.	10,779	6,198
*	Newpark Resources, Inc.	62,867	118,819
*	NexTier Oilfield Solutions, Inc.	180,531	454,938
	Noble Energy, Inc.	89,134	890,449
*	Oceaneering International, Inc.	83,138	467,236
*	Oil States International, Inc.	54,135	242,525
	ONEOK, Inc.	20,431	570,229
	Panhandle Oil and Gas, Inc., Class A	14,790	32,538
*	Par Pacific Holdings, Inc.	57,862	428,757
	Parsley Energy, Inc., Class A	241,078	2,647,036
	Patterson-UTI Energy, Inc.	165,673	641,983
#	PBF Energy, Inc., Class A	49,554	430,129
*	PDC Energy, Inc.	88,424	1,260,926

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Peabody Energy Corp.	86,738	$270,623
*	Penn Virginia Corp.	13,464	133,428
	Phillips 66	38,580	2,392,732
	Pioneer Natural Resources Co.	70,592	6,841,777
*	PrimeEnergy Resources Corp.	908	64,695
*	ProPetro Holding Corp.	89,621	481,265
	Range Resources Corp.	274,732	1,774,769
*	Renewable Energy Group, Inc.	88,266	2,434,376
*	REX American Resources Corp.	9,639	656,898
#*	RPC, Inc.	21,678	64,384
	Schlumberger, Ltd.	142,277	2,580,905
#	Scorpio Tankers, Inc.	52,119	689,013
*	SEACOR Holdings, Inc.	28,300	822,964
*	SEACOR Marine Holdings, Inc.	12,978	31,926
#*	Select Energy Services, Inc., Class A	47,597	211,331
#	SFL Corp., Ltd.	130,851	1,087,372
#*	SilverBow Resources, Inc.	3,866	13,802
#	SM Energy Co.	100,369	296,089
#	Solaris Oilfield Infrastructure, Inc., Class A	24,660	179,032
#*	Southwestern Energy Co.	837,300	2,034,639
*	Talos Energy, Inc.	48,155	327,935
	Targa Resources Corp.	78,976	1,443,681
	TechnipFMC P.L.C.	99,176	796,383
#*	Teekay Corp.	37,640	89,583
#*	Teekay Tankers, Ltd., Class A	23,512	351,975
*	Tidewater, Inc.	19,226	119,586
#	US Silica Holdings, Inc.	65,564	231,441
	Valero Energy Corp.	69,781	3,923,786
#*	W&T Offshore, Inc.	57,070	128,978
	Williams Cos., Inc. (The)	204,400	3,910,172
	World Fuel Services Corp.	65,394	1,538,721
*	WPX Energy, Inc.	412,369	2,461,843
TOTAL ENERGY			143,209,745
FINANCIALS — (20.1%)
	1st Constitution Bancorp	11,206	138,506
	1st Source Corp.	41,442	1,372,559
	ACNB Corp.	7,905	162,843
	Affiliated Managers Group, Inc.	29,014	1,995,873
	Aflac, Inc.	99,662	3,544,977
	Alleghany Corp.	5,549	2,898,354
#	Allegiance Bancshares, Inc.	6,934	169,120
	Allstate Corp. (The)	51,629	4,873,261
	Ally Financial, Inc.	208,481	4,190,468
	Altabancorp	12,480	234,000
*	A-Mark Precious Metals, Inc.	6,646	160,102
*	Ambac Financial Group, Inc.	45,169	578,163
	American Equity Investment Life Holding Co.	95,098	2,420,244
	American Express Co.	42,837	3,997,549
	American Financial Group, Inc.	54,965	3,340,223
	American International Group, Inc.	58,716	1,887,132
	American National Bankshares, Inc.	9,865	216,635
	American National Group, Inc.	21,575	1,588,999
	American River Bankshares	1,900	18,658
	Ameriprise Financial, Inc.	18,132	2,785,619
	Ameris Bancorp	67,199	1,550,617
	AMERISAFE, Inc.	26,331	1,670,965
	AmeriServ Financial, Inc.	15,921	45,693
	Ames National Corp.	13,390	247,715

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Arch Capital Group, Ltd.	127,389	$3,917,212
	Ares Management Corp., Class A	4,739	189,276
	Argo Group International Holdings, Ltd.	40,803	1,367,309
	Arrow Financial Corp.	22,529	615,042
	Arthur J Gallagher & Co.	14,066	1,511,954
	Artisan Partners Asset Management, Inc., Class A	20,958	759,308
	Associated Banc-Corp	168,664	2,165,646
#	Associated Capital Group, Inc., Class A	1,469	59,406
	Assurant, Inc.	44,325	4,763,608
	Assured Guaranty, Ltd.	100,469	2,193,238
*	Asta Funding, Inc.	1,515	19,650
*	Athene Holding, Ltd., Class A	102,058	3,291,370
*	Atlantic American Corp.	5,179	9,581
*	Atlantic Capital Bancshares, Inc.	25,200	252,000
	Atlantic Union Bankshares Corp.	88,195	1,990,561
*	Atlanticus Holdings Corp.	19,831	162,019
	Auburn National BanCorp, Inc.	2,722	123,851
	Axis Capital Holdings, Ltd.	60,326	2,420,279
*	Axos Financial, Inc.	60,340	1,352,219
	Banc of California, Inc.	51,663	553,827
	BancFirst Corp.	43,213	1,882,358
*	Bancorp, Inc. (The)	46,575	439,202
	BancorpSouth Bank	109,027	2,281,935
	Bank of America Corp.	602,971	15,001,918
	Bank of Commerce Holdings	11,986	90,494
	Bank of Hawaii Corp.	41,285	2,337,970
	Bank of Marin Bancorp	9,466	297,327
	Bank of New York Mellon Corp. (The)	105,278	3,774,216
	Bank of NT Butterfield & Son, Ltd. (The)	57,430	1,494,903
	Bank of South Carolina Corp.	3,898	65,759
#	Bank OZK	80,917	1,946,054
	BankFinancial Corp.	34,167	249,077
	BankUnited, Inc.	91,157	1,835,902
	Bankwell Financial Group, Inc.	3,662	54,564
	Banner Corp.	36,584	1,296,171
#	Bar Harbor Bankshares	14,642	291,083
*	Baycom Corp.	5,500	56,540
	BCB Bancorp, Inc.	10,545	84,887
*	Berkshire Hathaway, Inc., Class B	134,405	26,313,811
	Berkshire Hills Bancorp, Inc.	48,840	486,446
	BGC Partners, Inc., Class A	127,988	354,527
	BlackRock, Inc.	6,183	3,555,287
*	Blucora, Inc.	51,074	602,162
#	BOK Financial Corp.	50,377	2,805,999
	Boston Private Financial Holdings, Inc.	93,231	548,664
	Bridge Bancorp, Inc.	13,960	252,536
*	Bridgewater Bancshares, Inc.	1,700	15,793
*	Brighthouse Financial, Inc.	74,792	2,119,605
*	BrightSphere Investment Group P.L.C.	24,798	333,285
	Brookline Bancorp, Inc.	121,070	1,161,667
	Brown & Brown, Inc.	36,793	1,672,978
	Bryn Mawr Bank Corp.	25,831	672,639
#	Byline Bancorp, Inc.	5,600	72,576
	C&F Financial Corp.	4,203	123,358
	Cadence BanCorp	103,267	806,515
#»	Calamos Asset Management, Inc., Class A	22,334	0
	California First National Bancorp	6,388	98,663
#	Cambridge Bancorp	3,750	203,212
	Camden National Corp.	21,215	672,303

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Cannae Holdings, Inc.	91,910	$3,463,169
	Capital City Bank Group, Inc.	23,672	445,744
	Capital One Financial Corp.	51,004	3,254,055
	Capitol Federal Financial, Inc.	240,683	2,322,591
	Capstar Financial Holdings, Inc.	2,201	22,340
	Cathay General Bancorp	94,845	2,293,352
	Cboe Global Markets, Inc.	12,636	1,108,177
	CBTX, Inc.	10,878	171,764
	CCUR Holdings, Inc.	7,430	23,479
	Central Pacific Financial Corp.	40,073	623,536
	Central Valley Community Bancorp	4,680	61,495
	Century Bancorp, Inc., Class A	6,365	443,259
	Charles Schwab Corp. (The)	47,198	1,564,614
	Chemung Financial Corp.	3,608	97,452
	Chubb, Ltd.	31,930	4,062,773
	Cincinnati Financial Corp.	65,992	5,142,757
	CIT Group, Inc.	36,396	690,432
	Citigroup, Inc.	127,830	6,392,778
	Citizens & Northern Corp.	5,780	102,306
	Citizens Community Bancorp, Inc.	4,408	29,181
	Citizens Financial Group, Inc.	97,760	2,425,426
	Citizens Holding Co.	2,806	60,497
#*	Citizens, Inc.	46,149	264,895
	City Holding Co.	23,364	1,459,315
	Civista Bancshares, Inc.	12,586	165,254
	CME Group, Inc.	14,913	2,478,242
	CNA Financial Corp.	18,368	611,654
	CNB Financial Corp.	15,191	248,069
	CNO Financial Group, Inc.	235,316	3,553,272
*	Coastal Financial Corp.	800	10,696
	Codorus Valley Bancorp, Inc.	8,409	98,806
	Cohen & Steers, Inc.	29,832	1,795,290
	Colony Bankcorp, Inc.	5,499	58,674
	Columbia Banking System, Inc.	68,564	1,983,557
*	Columbia Financial, Inc.	44,039	529,789
	Comerica, Inc.	55,683	2,144,909
#	Commerce Bancshares, Inc.	61,542	3,523,895
	Commercial National Financial Corp.	1,413	25,434
	Community Bank System, Inc.	62,487	3,513,644
	Community Bankers Trust Corp.	24,209	124,918
	Community Financial Corp. (The)	6,456	145,389
*	Community First Bancshares, Inc.	3,000	21,300
	Community Trust Bancorp, Inc.	24,488	749,578
	Community West Bancshares	2,872	23,148
	ConnectOne Bancorp, Inc.	44,300	610,897
*	Consumer Portfolio Services, Inc.	66,359	216,994
#	County Bancorp, Inc.	7,540	139,942
	Cowen, Inc., Class A	18,912	311,481
#	Crawford & Co., Class A	58,663	430,000
	Crawford & Co., Class B	38,220	254,163
#*	Credit Acceptance Corp.	9,554	4,470,699
#	Cullen/Frost Bankers, Inc.	37,986	2,737,271
*	Customers Bancorp, Inc.	27,215	322,498
	CVB Financial Corp.	149,206	2,696,152
	Diamond Hill Investment Group, Inc.	4,348	495,802
	Dime Community Bancshares, Inc.	40,370	474,146
	Discover Financial Services	62,205	3,074,793
	Donegal Group, Inc., Class A	46,639	652,013
	Donegal Group, Inc., Class B	3,821	45,585

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Donnelley Financial Solutions, Inc.	33,283	$287,898
	E*TRADE Financial Corp.	63,156	3,206,430
	Eagle Bancorp Montana, Inc.	7,714	119,181
	Eagle Bancorp, Inc.	31,796	956,424
	East West Bancorp, Inc.	76,183	2,640,503
	Eaton Vance Corp.	48,126	1,739,274
*	eHealth, Inc.	13,573	938,437
#	Elmira Savings Bank	1,680	17,590
#	Emclaire Financial Corp.	500	10,305
	Employers Holdings, Inc.	37,573	1,221,874
#*	Encore Capital Group, Inc.	31,375	1,146,129
*	Enova International, Inc.	41,142	661,975
*	Enstar Group, Ltd.	15,614	2,622,371
	Enterprise Bancorp, Inc.	6,505	139,858
	Enterprise Financial Services Corp.	30,275	879,791
	Equitable Holdings, Inc.	229,064	4,686,649
*	Equity Bancshares, Inc., Class A	10,114	143,012
	Erie Indemnity Co., Class A	5,762	1,210,711
*	Esquire Financial Holdings, Inc.	826	12,844
	ESSA Bancorp, Inc.	11,606	146,236
	Essent Group, Ltd.	36,623	1,312,202
	Evans Bancorp, Inc.	4,676	103,106
	Evercore, Inc., Class A	18,978	1,049,483
	Everest Re Group, Ltd.	19,038	4,165,324
#*	EZCORP, Inc., Class A	50,687	289,930
	FactSet Research Systems, Inc.	4,329	1,499,133
#	Farmers & Merchants Bancorp, Inc.	2,553	54,864
	Farmers National Banc Corp.	15,024	162,409
	Fauquier Bankshares, Inc.	840	11,844
#	FB Financial Corp.	31,654	804,328
	FBL Financial Group, Inc., Class A	28,691	997,873
	Federal Agricultural Mortgage Corp., Class A	987	56,753
	Federal Agricultural Mortgage Corp., Class C	13,576	807,908
	Federated Hermes, Inc., Class B	61,326	1,616,553
	FedNat Holding Co.	13,491	126,276
#	Fidelity D&D Bancorp, Inc.	50	2,283
	Fidelity National Financial, Inc.	169,050	5,470,458
	Fifth Third Bancorp	263,905	5,241,153
	Financial Institutions, Inc.	17,980	265,565
*	First Acceptance Corp.	27,407	21,515
	First American Financial Corp.	115,402	5,886,656
	First Bancorp	40,386	834,375
	First BanCorp	239,663	1,303,767
	First Bancorp, Inc. (The)	11,947	240,613
	First Bancshares, Inc.	700	8,925
	First Bancshares, Inc. (The)	4,666	92,900
	First Bank	10,678	69,727
	First Busey Corp.	58,877	1,006,797
	First Business Financial Services, Inc.	11,680	173,682
#	First Capital, Inc.	2,700	144,477
	First Choice Bancorp	1,433	21,681
	First Citizens BancShares, Inc., Class A	9,963	4,242,943
	First Commonwealth Financial Corp.	113,745	895,173
	First Community Bancshares, Inc.	24,930	487,631
	First Community Corp.	10,126	135,688
	First Financial Bancorp	92,529	1,287,541
#	First Financial Bankshares, Inc.	69,371	2,075,580
	First Financial Corp.	13,801	461,367
	First Financial Northwest, Inc.	19,410	176,631

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Foundation, Inc.	38,320	$588,978
	First Guaranty Bancshares, Inc.	387	4,563
#	First Hawaiian, Inc.	10,800	187,704
	First Horizon National Corp.	634,912	5,885,634
	First Internet Bancorp	10,530	154,265
	First Interstate BancSystem, Inc., Class A	52,444	1,526,645
	First Merchants Corp.	66,569	1,626,281
	First Mid Bancshares, Inc.	3,878	94,662
	First Midwest Bancorp, Inc.	110,391	1,339,595
	First Northwest Bancorp	8,648	88,642
	First of Long Island Corp. (The)	21,178	315,764
	First Republic Bank	18,082	2,033,863
	First Savings Financial Group, Inc.	2,168	92,140
	First United Corp.	7,908	85,485
	First US Bancshares, Inc.	1,708	10,248
*	First Western Financial, Inc.	622	8,776
	FirstCash, Inc.	42,350	2,441,054
	Flagstar Bancorp, Inc.	58,815	1,845,615
	Flushing Financial Corp.	50,437	558,842
	FNB Corp.	350,854	2,599,828
	Franklin Financial Network, Inc.	17,832	470,765
#	Franklin Resources, Inc.	104,456	2,198,799
	FS Bancorp, Inc.	3,189	121,182
	Fulton Financial Corp.	168,123	1,630,793
#*	FVCBankcorp, Inc.	4,482	44,193
*	GAINSCO, Inc.	561	18,513
	GAMCO Investors, Inc., Class A	4,141	48,822
*	Genworth Financial, Inc., Class A	1,063	2,169
	German American Bancorp, Inc.	32,944	936,927
	Glacier Bancorp, Inc.	72,780	2,569,862
	Global Indemnity, Ltd.	16,069	367,177
	Globe Life, Inc	46,681	3,715,808
	Goldman Sachs Group, Inc. (The)	24,090	4,768,856
#*	Goosehead Insurance, Inc., Class A	3,567	368,578
*	Great Elm Capital Group, Inc.	14,407	37,458
	Great Southern Bancorp, Inc.	17,597	634,724
	Great Western Bancorp, Inc.	45,382	589,966
*	Green Dot Corp., Class A	36,636	1,857,079
	Greenhill & Co., Inc.	6,333	75,869
#*	Greenlight Capital Re, Ltd., Class A	25,328	163,619
	Guaranty Bancshares, Inc.	2,678	72,574
	Guaranty Federal Bancshares, Inc.	2,787	41,136
*	Hallmark Financial Services, Inc.	14,876	42,248
	Hamilton Lane, Inc., Class A	6,231	450,127
	Hancock Whitney Corp.	85,132	1,622,616
	Hanmi Financial Corp.	30,209	278,829
	Hanover Insurance Group, Inc. (The)	24,764	2,522,956
*	HarborOne Bancrop, Inc.	14,730	127,562
	Harleysville Financial Corp.	2,920	66,313
	Hartford Financial Services Group, Inc. (The)	173,532	7,343,874
#	Hawthorn Bancshares, Inc.	6,495	107,297
#	HCI Group, Inc.	21,359	953,039
	Heartland Financial USA, Inc.	45,720	1,428,293
#	Hennessy Advisors, Inc.	7,210	56,526
	Heritage Commerce Corp.	58,120	394,054
	Heritage Financial Corp.	39,011	737,893
	Heritage Insurance Holdings, Inc.	14,491	172,008
	Hilltop Holdings, Inc.	181,844	3,540,503
	Hingham Institution For Savings (The)	1,835	322,960

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	HMN Financial, Inc.	2,450	$34,300
	Home Bancorp, Inc.	7,804	182,458
	Home BancShares, Inc.	170,735	2,788,103
	HomeStreet, Inc.	29,878	789,974
	HomeTrust Bancshares, Inc.	9,675	139,514
	Hope Bancorp, Inc.	127,697	1,076,486
	Horace Mann Educators Corp.	49,295	1,852,506
	Horizon Bancorp, Inc.	43,189	436,641
	Houlihan Lokey, Inc.	25,633	1,404,688
*	Howard Bancorp, Inc.	12,658	120,378
	Huntington Bancshares, Inc.	451,682	4,187,092
	IF Bancorp, Inc.	779	12,557
	Independence Holding Co.	10,638	351,692
	Independent Bank Corp.	40,072	2,585,445
	Independent Bank Corp.	34,666	484,111
#	Independent Bank Group, Inc.	42,467	1,865,575
	Interactive Brokers Group, Inc., Class A	66,547	3,300,731
	Intercontinental Exchange, Inc.	33,150	3,208,257
	International Bancshares Corp.	75,448	2,295,128
#	Invesco, Ltd.	171,277	1,719,621
	Investar Holding Corp.	8,973	119,610
	Investors Bancorp, Inc.	261,627	2,124,411
	Investors Title Co.	2,106	242,358
	James River Group Holdings, Ltd.	41,095	1,903,520
	Janus Henderson Group P.L.C.	96,620	2,018,392
	Jefferies Financial Group, Inc.	147,940	2,396,628
	JPMorgan Chase & Co.	321,100	31,031,104
	Kearny Financial Corp.	162,001	1,302,488
	Kemper Corp.	69,177	5,431,778
	Kentucky First Federal Bancorp	2,320	13,943
	KeyCorp	240,599	2,889,594
	Kingstone Cos., Inc.	8,849	47,785
	Kinsale Capital Group, Inc.	4,029	785,252
	KKR & Co., Inc., Class A	56,329	1,992,357
	Lake Shore Bancorp, Inc.	802	9,279
	Lakeland Bancorp, Inc.	67,530	687,455
#	Lakeland Financial Corp.	37,698	1,668,513
	Landmark Bancorp, Inc.	4,163	85,758
	Lazard, Ltd., Class A	49,944	1,464,358
	LCNB Corp.	12,830	160,632
	Legg Mason, Inc.	78,921	3,945,261
#*	LendingClub Corp.	57,296	299,085
#*	LendingTree, Inc.	3,231	1,118,863
*	Limestone Bancorp, Inc.	1,669	17,658
	Lincoln National Corp.	101,051	3,766,171
	Live Oak Bancshares, Inc.	36,024	612,768
	Loews Corp.	71,772	2,613,219
	LPL Financial Holdings, Inc.	33,177	2,621,647
	Luther Burbank Corp.	900	8,613
	M&T Bank Corp.	54,111	5,733,060
	Macatawa Bank Corp.	38,655	278,316
	Mackinac Financial Corp.	7,896	71,854
*	Magyar Bancorp, Inc.	1,971	15,058
#*	Maiden Holdings, Ltd.	81,160	114,436
*	Malvern Bancorp, Inc.	7,569	91,434
*	Markel Corp.	5,766	6,022,818
	MarketAxess Holdings, Inc.	1,897	980,180
	Marlin Business Services Corp.	11,563	84,872
	Marsh & McLennan Cos., Inc.	13,535	1,578,181

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	MBIA, Inc.	246,439	$1,973,976
	Mercantile Bank Corp.	16,278	346,559
	Merchants Bancorp	4,398	81,055
	Mercury General Corp.	57,392	2,462,691
	Meridian Bancorp, Inc.	73,738	840,982
	Meta Financial Group, Inc.	39,542	737,854
	MetLife, Inc.	99,449	3,764,145
*	Metropolitan Bank Holding Corp.	700	20,706
	MGIC Investment Corp.	70,927	586,566
	Mid Penn Bancorp, Inc.	1,913	36,768
	Middlefield Banc Corp.	8,086	142,637
	Midland States Bancorp, Inc.	6,782	95,558
	MidWestOne Financial Group, Inc.	9,912	179,209
#*	MMA Capital Holdings, Inc.	6,820	169,000
#	Moelis & Co., Class A	23,267	693,124
	Morgan Stanley	144,232	7,050,060
	Morningstar, Inc.	5,538	930,606
*	Mr Cooper Group, Inc.	80,950	1,321,913
	MSCI, Inc.	5,409	2,033,676
	MVB Financial Corp.	8,380	110,784
	Nasdaq, Inc.	22,918	3,009,363
	National Bank Holdings Corp., Class A	42,104	1,169,649
	National Bankshares, Inc.	7,663	192,188
	National General Holdings Corp.	117,932	4,008,509
	National Western Life Group, Inc., Class A	3,710	722,671
	Navient Corp.	192,201	1,529,920
	NBT Bancorp, Inc.	53,480	1,593,169
	Nelnet, Inc., Class A	33,843	1,962,894
	New York Community Bancorp, Inc.	230,792	2,430,240
»	NewStar Financial, Inc.	48,901	4,968
*	NI Holdings, Inc.	12,427	204,797
*	Nicholas Financial, Inc.	8,010	65,362
*	Nicolet Bankshares, Inc.	2,244	125,709
*	NMI Holdings, Inc., Class A	93,691	1,454,084
*	Northeast Bank	2,442	46,496
	Northeast Community Bancorp, Inc.	5,923	47,384
	Northern Trust Corp.	85,297	6,683,020
	Northfield Bancorp, Inc.	74,386	714,849
	Northrim BanCorp, Inc.	8,737	201,126
	Northwest Bancshares, Inc.	121,621	1,197,967
	Norwood Financial Corp.	2,461	59,605
#	Oak Valley Bancorp	4,505	57,664
	OceanFirst Financial Corp.	65,092	997,209
	Oconee Federal Financial Corp.	1,780	45,230
	OFG Bancorp	52,658	688,767
	Ohio Valley Banc Corp.	2,002	39,439
	Old National Bancorp	182,721	2,556,267
	Old Point Financial Corp.	4,109	63,114
	Old Republic International Corp.	241,850	3,886,529
	Old Second Bancorp, Inc.	14,324	119,176
	OneMain Holdings, Inc.	60,417	1,733,968
	Oppenheimer Holdings, Inc., Class A	9,819	208,065
	Origin Bancorp, Inc.	8,427	200,057
	Orrstown Financial Services, Inc.	10,925	148,580
*	Pacific Mercantile Bancorp	21,535	79,895
	Pacific Premier Bancorp, Inc.	91,454	1,921,449
	PacWest Bancorp	107,112	1,957,472
*	Palomar Holdings, Inc.	1,239	113,170
	Park National Corp.	18,591	1,594,364

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Parke Bancorp, Inc.	11,518	$134,645
	Pathfinder Bancorp, Inc.	1,218	11,327
#	Patriot National Bancorp, Inc.	120	708
	PCB Bancorp	2,869	26,395
	PCSB Financial Corp.	7,544	83,889
	Peapack-Gladstone Financial Corp.	20,208	328,986
	Penns Woods Bancorp, Inc.	8,925	180,285
	Pennymac Financial Services, Inc.	75,507	3,643,968
	Peoples Bancorp of North Carolina, Inc.	3,626	60,010
	Peoples Bancorp, Inc.	20,388	409,187
	Peoples Financial Services Corp.	557	20,002
	People's United Financial, Inc.	274,473	2,961,564
	Pinnacle Financial Partners, Inc.	64,404	2,551,686
	Piper Sandler Cos.	19,030	1,178,147
	PJT Partners, Inc., Class A	5,350	286,385
#	Plumas Bancorp	5,164	107,773
	PNC Financial Services Group, Inc. (The)	32,276	3,442,881
	Popular, Inc.	110,207	4,089,782
#*	PRA Group, Inc.	36,491	1,443,584
	Preferred Bank	15,020	559,495
	Premier Financial Bancorp, Inc.	18,480	195,888
	Premier Financial Corp.	29,357	519,032
	Primerica, Inc.	34,008	4,069,397
	Principal Financial Group, Inc.	80,054	3,396,691
	ProAssurance Corp.	52,387	770,089
	Progressive Corp. (The)	31,737	2,867,121
	Prosperity Bancshares, Inc.	84,344	4,686,153
	Protective Insurance Corp., Class A	1,285	18,832
	Protective Insurance Corp., Class B	11,669	149,363
	Provident Bancorp, Inc.	15,467	121,416
	Provident Financial Holdings, Inc.	8,930	108,946
	Provident Financial Services, Inc.	70,978	968,850
	Prudential Bancorp, Inc.	10,382	116,278
	Prudential Financial, Inc.	106,100	6,723,557
	Pzena Investment Management, Inc., Class A	5,580	29,239
	QCR Holdings, Inc.	15,108	451,427
	Radian Group, Inc.	118,291	1,764,902
*	Randolph Bancorp, Inc.	4,141	44,433
	Raymond James Financial, Inc.	57,639	4,004,758
	RBB Bancorp	2,547	32,602
*	Regional Management Corp.	18,576	282,169
	Regions Financial Corp.	256,883	2,789,749
	Reinsurance Group of America, Inc.	30,108	2,566,707
	RenaissanceRe Holdings, Ltd.	33,797	6,096,303
	Renasant Corp.	62,251	1,446,091
	Republic Bancorp, Inc., Class A	22,425	677,683
*	Republic First Bancorp, Inc.	30,941	72,093
	Riverview Bancorp, Inc.	22,244	108,551
	RLI Corp.	35,799	3,154,966
	S&T Bancorp, Inc.	51,130	1,099,295
	Safeguard Scientifics, Inc.	18,223	103,689
	Safety Insurance Group, Inc.	22,419	1,696,446
	Salisbury Bancorp, Inc.	1,317	47,952
	Sandy Spring Bancorp, Inc.	46,019	1,063,959
	Santander Consumer USA Holdings, Inc.	181,899	3,339,666
	SB Financial Group, Inc.	4,442	55,170
	SB One Bancorp	6,077	112,485
*	Seacoast Banking Corp. of Florida	41,918	791,412
#*	Security National Financial Corp., Class A	8,099	49,809

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SEI Investments Co.	55,511	$2,904,891
*	Select Bancorp, Inc.	17,436	136,175
	Selective Insurance Group, Inc.	61,846	3,360,712
#	ServisFirst Bancshares, Inc.	45,276	1,656,649
	Severn Bancorp, Inc.	9,402	56,600
	Shore Bancshares, Inc.	10,297	95,453
#*	Siebert Financial Corp.	9,193	31,808
	Sierra Bancorp	19,652	345,482
	Signature Bank	38,249	3,921,670
	Silvercrest Asset Management Group, Inc., Class A	7,061	77,671
	Simmons First National Corp., Class A	112,952	1,873,874
	SLM Corp.	282,090	1,909,749
	SmartFinancial, Inc.	2,623	37,404
	Sound Financial Bancorp, Inc.	1,602	45,096
	South State Corp.	77,460	3,691,744
*	Southern First Bancshares, Inc.	8,205	200,202
	Southern Missouri Bancorp, Inc.	3,699	80,675
	Southern National Bancorp of Virginia, Inc.	13,019	109,620
	Southside Bancshares, Inc.	38,878	1,076,921
*	Spirit of Texas Bancshares, Inc.	1,223	14,248
	Standard AVB Financial Corp.	1,929	38,696
	State Auto Financial Corp.	56,850	881,743
	State Street Corp.	97,744	6,235,090
	Sterling Bancorp	212,052	2,385,585
	Sterling Bancorp, Inc.	2,300	7,015
	Stewart Information Services Corp.	31,909	1,338,583
	Stifel Financial Corp.	71,003	3,442,225
#	Stock Yards Bancorp, Inc.	32,058	1,253,147
*	StoneX Group, Inc.	30,647	1,608,355
	Summit Financial Group, Inc.	4,130	62,115
	Summit State Bank	4,239	41,797
*	SVB Financial Group	28,630	6,420,850
	Synchrony Financial	207,888	4,600,561
	Synovus Financial Corp.	128,004	2,579,281
	T Rowe Price Group, Inc.	26,566	3,668,765
	TCF Financial Corp.	47,787	1,313,665
	TD Ameritrade Holding Corp.	62,001	2,225,216
	Territorial Bancorp, Inc.	16,191	355,716
	Teton Advisors, Inc., Class A	39	1,688
*	Texas Capital Bancshares, Inc.	47,214	1,568,449
	TFS Financial Corp.	44,220	640,306
*	Third Point Reinsurance, Ltd.	88,586	690,085
	Timberland Bancorp, Inc.	9,354	155,838
	Tiptree, Inc.	72,177	364,494
	Tompkins Financial Corp.	19,937	1,286,535
	Towne Bank	81,211	1,432,562
	Travelers Cos., Inc. (The)	72,615	8,308,608
	TriCo Bancshares	34,301	960,428
*	TriState Capital Holdings, Inc.	30,794	408,020
*	Triumph Bancorp, Inc.	21,957	575,273
	Truist Financial Corp.	106,259	3,980,462
	TrustCo Bank Corp. NY	132,287	765,942
	Trustmark Corp.	78,592	1,769,892
	U.S. Bancorp.	110,257	4,061,868
	UMB Financial Corp.	53,315	2,655,087
	Umpqua Holdings Corp.	237,961	2,581,877
	Union Bankshares, Inc.	2,000	36,320
	United Bancorp, Inc.	1,000	10,670
	United Bancshares, Inc.	2,040	40,800

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	United Bankshares, Inc.	145,749	$3,836,114
	United Community Banks, Inc.	59,636	1,069,273
	United Fire Group, Inc.	29,022	736,288
	United Insurance Holdings Corp.	41,820	309,468
	United Security Bancshares	16,748	104,842
	Unity Bancorp, Inc.	11,294	141,288
	Universal Insurance Holdings, Inc.	63,036	1,103,760
	Univest Financial Corp.	28,346	433,410
	Unum Group	128,011	2,205,630
	Valley National Bancorp	290,252	2,168,182
	Value Line, Inc.	3,839	94,631
	Veritex Holdings, Inc.	40,314	674,050
#	Victory Capital Holdings, Inc., Class A	1,624	28,826
	Virtu Financial, Inc., Class A	16,586	411,333
	Virtus Investment Partners, Inc.	7,580	1,030,274
	Voya Financial, Inc.	89,305	4,411,667
#	Waddell & Reed Financial, Inc., Class A	68,289	996,337
	Walker & Dunlop, Inc.	50,387	2,540,009
	Washington Federal, Inc.	89,005	2,077,377
	Washington Trust Bancorp, Inc.	20,809	693,772
	Waterstone Financial, Inc.	30,494	465,948
	Webster Financial Corp.	79,799	2,176,119
	Wells Fargo & Co.	315,222	7,647,286
	WesBanco, Inc.	69,783	1,383,797
	West BanCorp, Inc.	20,480	336,077
	Westamerica BanCorp	33,519	2,023,207
	Western Alliance Bancorp	99,645	3,582,238
	Western New England Bancorp, Inc.	41,357	208,439
	Westwood Holdings Group, Inc.	6,970	79,179
	White Mountains Insurance Group, Ltd.	3,399	2,991,562
	Willis Towers Watson P.L.C.	11,190	2,350,012
	Wintrust Financial Corp.	69,768	2,986,070
#	WisdomTree Investments, Inc.	126,426	455,134
#*	World Acceptance Corp.	9,717	721,973
	WR Berkley Corp.	48,871	3,017,784
	WSFS Financial Corp.	52,832	1,507,297
	WVS Financial Corp.	1,627	21,249
	Zions Bancorp NA	108,744	3,530,918
TOTAL FINANCIALS			761,845,676
HEALTH CARE — (10.6%)
	Abbott Laboratories	72,919	7,338,568
	AbbVie, Inc.	33,305	3,160,978
*	ABIOMED, Inc.	2,919	875,525
*	Acadia Healthcare Co., Inc.	97,473	2,905,670
#*	ACADIA Pharmaceuticals, Inc.	6,213	258,274
*	Acceleron Pharma, Inc.	2,470	244,950
#*	Accuray, Inc.	40,100	89,423
»	Achillion Pharmaceuticals, Inc.	196,899	90,574
*	Addus HomeCare Corp.	17,867	1,722,557
*	Aduro Biotech, Inc.	3,700	10,434
*	Adverum Biotechnologies, Inc.	50,464	846,281
*	Aeglea BioTherapeutics, Inc.	19,297	132,184
	Agilent Technologies, Inc.	19,910	1,917,930
#*	Agios Pharmaceuticals, Inc.	4,759	215,678
*	Akebia Therapeutics, Inc.	30,211	337,457
*	Albireo Pharma, Inc.	2,416	68,276
#*	Alector, Inc.	1,716	26,890
*	Alexion Pharmaceuticals, Inc.	31,336	3,211,627

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Align Technology, Inc.	2,744	$806,242
*	Alkermes P.L.C.	18,243	328,556
*	Allscripts Healthcare Solutions, Inc.	173,451	1,561,059
*	Alnylam Pharmaceuticals, Inc.	7,696	1,121,769
*	Alpine Immune Sciences, Inc.	5,080	58,420
#*	AMAG Pharmaceuticals, Inc.	20,497	195,849
*	Amedisys, Inc.	9,149	2,142,330
	AmerisourceBergen Corp.	8,850	886,682
#*	AMN Healthcare Services, Inc.	71,922	3,951,395
*	Amphastar Pharmaceuticals, Inc.	57,623	1,153,612
#*	AnaptysBio, Inc.	12,492	224,356
*	AngioDynamics, Inc.	45,156	372,989
*	ANI Pharmaceuticals, Inc.	13,512	400,090
*	Anika Therapeutics, Inc.	17,687	643,807
	Anthem, Inc.	20,814	5,698,873
*	Applied Genetic Technologies Corp.	14,385	75,953
	Apyx Medical Corp.	12,837	57,638
#*	Aravive, Inc.	1,801	10,608
*	Arcus Biosciences, Inc.	6,033	118,729
*	Ardelyx, Inc.	64,224	362,866
*	Arena Pharmaceuticals, Inc.	37,140	2,280,025
*	Arrowhead Pharmaceuticals, Inc.	8,130	350,159
*	Assembly Biosciences, Inc.	9,760	216,672
*	Assertio Holdings, Inc.	77,087	69,425
#*	Atara Biotherapeutics, Inc.	25,169	311,844
*	AtriCure, Inc.	2,311	94,312
	Atrion Corp.	1,718	1,065,332
*	Avanos Medical, Inc.	56,141	1,721,844
#*	AxoGen, Inc.	13,222	150,334
	Baxter International, Inc.	23,654	2,043,233
	Becton Dickinson and Co.	10,187	2,866,011
*	Biogen, Inc.	13,875	3,811,324
*	BioMarin Pharmaceutical, Inc.	6,298	754,563
*	Bio-Rad Laboratories, Inc., Class A	4,295	2,254,403
*	BioSpecifics Technologies Corp.	5,511	345,319
	Bio-Techne Corp.	2,070	569,581
*	BioTelemetry, Inc.	18,297	778,720
*	Bluebird Bio, Inc.	13,866	841,666
*	Boston Scientific Corp.	41,667	1,607,096
	Bristol-Myers Squibb Co.	60,421	3,544,296
*	Brookdale Senior Living, Inc.	174,838	484,301
	Bruker Corp.	22,783	1,016,577
*	Calithera Biosciences, Inc.	22,505	105,774
#	Cantel Medical Corp.	13,413	633,764
#*	Capital Senior Living Corp.	31,053	20,119
	Cardinal Health, Inc.	16,564	904,726
*	Cardiovascular Systems, Inc.	2,033	61,966
*	CareDx, Inc.	880	29,348
*	Catalent, Inc.	31,117	2,717,759
#*	Catalyst Biosciences, Inc.	23,347	119,303
*	Catalyst Pharmaceuticals, Inc.	18,700	80,410
#*	Cellular Biomedicine Group, Inc.	2,512	33,083
*	Centene Corp.	54,710	3,569,827
	Cerner Corp.	22,075	1,533,109
*	Change Healthcare, Inc.	27,608	321,909
*	Charles River Laboratories International, Inc.	12,924	2,571,747
	Chemed Corp.	5,063	2,491,958
*	ChemoCentryx, Inc.	9,439	497,530
*	Chimerix, Inc.	87,471	272,035

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cigna Corp.	44,445	$7,675,207
#*	Collegium Pharmaceutical, Inc.	4,317	68,122
*	Community Health Systems, Inc.	39,863	198,518
	Computer Programs and Systems, Inc.	9,900	244,332
*	Concert Pharmaceuticals, Inc.	23,891	221,470
	CONMED Corp.	27,151	2,241,044
	Cooper Cos., Inc. (The)	4,843	1,370,230
#*	Corcept Therapeutics, Inc.	62,372	932,461
*	CorVel Corp.	13,794	1,096,485
#*	Corvus Pharmaceuticals, Inc.	1,733	7,348
*	Covetrus, Inc.	12,787	283,360
#*	CRISPR Therapeutics AG	9,254	790,847
*	Cross Country Healthcare, Inc.	41,054	266,235
#*	CryoLife, Inc.	47,631	924,518
*	Cumberland Pharmaceuticals, Inc.	29,988	99,860
*	Cutera, Inc.	8,986	127,871
	CVS Health Corp.	137,754	8,670,237
	Danaher Corp.	32,906	6,706,243
*	DaVita, Inc.	37,694	3,294,079
*	Deciphera Pharmaceuticals, Inc.	6,916	320,695
*	Denali Therapeutics, Inc.	31,041	726,980
	DENTSPLY SIRONA, Inc.	55,220	2,462,812
*	DexCom, Inc.	1,038	452,091
#*	Digirad Corp.	1,670	4,676
*	Eagle Pharmaceuticals, Inc.	3,965	183,936
*	Elanco Animal Health, Inc.	147,644	3,488,828
»	Elanco Animal Health, Inc.	25,535	0
#*	Electromed, Inc.	3,600	59,724
*	Emergent BioSolutions, Inc.	48,185	5,360,099
*	Enanta Pharmaceuticals, Inc.	16,443	753,912
	Encompass Health Corp.	22,197	1,511,172
*	Endo International P.L.C.	77,926	271,182
	Ensign Group, Inc. (The)	65,485	3,011,655
	Envista Holdings Corp.	33,388	730,196
#*	Enzo Biochem, Inc.	42,641	101,486
#*	Epizyme, Inc.	27,385	379,008
#*	Evolent Health, Inc., Class A	93,673	1,091,290
#*	Exact Sciences Corp.	6,348	601,473
*	Exelixis, Inc.	72,548	1,675,133
#*	FibroGen, Inc.	10,024	405,671
*	Five Prime Therapeutics, Inc.	31,811	187,685
*	Five Star Senior Living, Inc.	312	1,416
*	FONAR Corp.	8,796	216,558
#*	Fulgent Genetics, Inc.	5,510	145,189
#*	G1 Therapeutics, Inc.	18,872	276,852
	Gilead Sciences, Inc.	64,412	4,478,566
*	Global Blood Therapeutics, Inc.	12,976	875,620
*	Globus Medical, Inc., Class A	32,209	1,551,830
#*	GlycoMimetics, Inc.	9,009	35,495
*	Guardant Health, Inc.	4,495	382,884
*	Haemonetics Corp.	10,940	959,000
*	Hanger, Inc.	20,004	349,270
#*	Harvard Bioscience, Inc.	43,252	134,514
*	HealthStream, Inc.	41,497	911,067
*	Henry Schein, Inc.	33,422	2,297,094
#*	Heron Therapeutics, Inc.	5,585	90,980
#*	Heska Corp.	3,188	306,749
	Hill-Rom Holdings, Inc.	18,497	1,798,278
*	HMS Holdings Corp.	83,861	2,725,483

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Hologic, Inc.	43,531	$3,037,593
*	Horizon Therapeutics P.L.C.	108,891	6,663,040
	Humana, Inc.	15,046	5,904,803
#*	ICU Medical, Inc.	7,606	1,397,450
*	IDEXX Laboratories, Inc.	2,015	801,466
#*	Immunomedics, Inc.	6,501	274,537
*	Incyte Corp.	7,515	742,181
*	Infinity Pharmaceuticals, Inc.	25,110	22,222
*	InfuSystem Holdings, Inc.	10,768	131,477
*	Innoviva, Inc.	52,275	708,065
*	Inogen, Inc.	9,495	291,497
*	Inovalon Holdings, Inc., Class A	10,048	236,429
#*	Insmed, Inc.	13,257	346,273
*	Insulet Corp.	1,218	247,692
*	Integer Holdings Corp.	37,236	2,449,012
*	Integra LifeSciences Holdings Corp.	17,847	852,194
#*	Intellia Therapeutics, Inc.	36,638	652,523
*	Intersect ENT, Inc.	6,200	106,578
*	Intra-Cellular Therapies, Inc.	44,907	890,281
#*	IntriCon Corp.	13,177	142,312
*	Intuitive Surgical, Inc.	1,766	1,210,487
#	Invacare Corp.	36,974	260,297
#*	Ionis Pharmaceuticals, Inc.	8,575	493,577
*	IQVIA Holdings, Inc.	12,657	2,004,742
#*	iRadimed Corp.	3,451	76,888
*	IRIDEX Corp.	2,985	6,030
*	Ironwood Pharmaceuticals, Inc.	29,149	267,296
*	Jazz Pharmaceuticals P.L.C.	38,917	4,212,765
	Johnson & Johnson	103,374	15,067,794
*	Jounce Therapeutics, Inc.	4,100	18,778
#*	Karyopharm Therapeutics, Inc.	30,841	494,998
	Kewaunee Scientific Corp.	2,037	19,392
*	Kindred Biosciences, Inc.	52,740	173,515
#*	Krystal Biotech, Inc.	1,700	70,193
*	Kura Oncology, Inc.	13,259	217,978
*	Laboratory Corp. of America Holdings	20,332	3,922,449
#*	Lannett Co., Inc.	21,420	127,449
#*	Lantheus Holdings, Inc.	9,348	126,011
#	LeMaitre Vascular, Inc.	22,283	653,560
*	LHC Group, Inc.	22,741	4,436,997
#*	Ligand Pharmaceuticals, Inc.	14,511	1,700,399
*	LivaNova P.L.C.	46,368	2,157,967
	Luminex Corp.	52,624	1,915,514
*	MacroGenics, Inc.	44,533	1,131,138
#*	Madrigal Pharmaceuticals, Inc.	6,297	646,135
*	Magellan Health, Inc.	25,096	1,861,370
#*	Mallinckrodt P.L.C.	136,066	303,427
*	Masimo Corp.	5,582	1,228,710
	McKesson Corp.	13,906	2,088,125
*»	MedCath Corp.	19,024	0
*	MEDNAX, Inc.	80,625	1,610,888
*	Medpace Holdings, Inc.	35,049	4,183,098
	Medtronic P.L.C.	57,439	5,541,715
*	MEI Pharma, Inc.	20,418	56,660
	Merck & Co., Inc.	44,268	3,552,064
*	Meridian Bioscience, Inc.	47,736	1,169,055
*	Merit Medical Systems, Inc.	66,660	2,981,035
#	Merrimack Pharmaceuticals, Inc.	10,435	34,644
#	Mesa Laboratories, Inc.	4,009	949,892

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Minerva Neurosciences, Inc.	58,093	$202,454
*	Misonix, Inc.	3,363	41,802
#*	Moderna, Inc.	4,121	305,366
*	Molecular Templates, Inc.	5,809	63,725
*	Molina Healthcare, Inc.	17,718	3,272,515
*	Momenta Pharmaceuticals, Inc.	51,812	1,527,936
*	Mylan NV	272,619	4,391,892
*	MyoKardia, Inc.	1,040	93,735
*	Myriad Genetics, Inc.	81,705	986,179
	National HealthCare Corp.	17,845	1,058,565
	National Research Corp.	17,003	972,402
*	Natus Medical, Inc.	37,045	688,296
*	Nektar Therapeutics	32,589	722,172
*	Neogen Corp.	9,944	763,401
#*	NeoGenomics, Inc.	24,353	931,015
#*	Neurocrine Biosciences, Inc.	2,879	346,516
*	NextGen Healthcare, Inc.	88,381	1,292,130
#*	Novavax, Inc.	1,579	225,955
*	Novocure, Ltd.	1,600	121,264
#*	NuVasive, Inc.	53,681	3,067,332
#*	ObsEva SA	1,000	2,540
*	Omnicell, Inc.	31,072	2,184,051
#*	OPKO Health, Inc.	155,063	798,574
#*	Option Care Health, Inc.	18,747	220,840
*	OraSure Technologies, Inc.	59,193	1,074,353
*	Orthofix Medical, Inc.	17,677	542,861
*	Otonomy, Inc.	27,118	95,184
	Owens & Minor, Inc.	58,527	941,114
#*	Oxford Immunotec Global P.L.C.	3,100	40,548
#*	Pacira BioSciences, Inc.	12,562	660,887
#	Patterson Cos., Inc.	107,087	2,844,231
*	PDL BioPharma, Inc.	520,091	1,653,889
*	Pennant Group, Inc.	36,367	911,357
*	Penumbra, Inc.	1,533	340,188
	PerkinElmer, Inc.	14,215	1,690,306
	Perrigo Co. P.L.C.	96,471	5,114,892
#*	PetIQ, Inc.	6,746	246,162
*	Pfenex, Inc.	33,518	237,643
	Pfizer, Inc.	341,124	13,126,452
	Phibro Animal Health Corp., Class A	24,671	572,244
*	PRA Health Sciences, Inc.	11,768	1,253,998
*	Premier, Inc., Class A	37,841	1,323,300
#*	Prestige Consumer Healthcare, Inc.	53,695	1,996,917
	ProPhase Labs, Inc.	6	10
*	Protagonist Therapeutics, Inc.	2,113	33,237
*	Prothena Corp. P.L.C.	51,576	631,290
*	Providence Service Corp. (The)	22,977	1,861,367
	Quest Diagnostics, Inc.	20,940	2,660,846
*	Quidel Corp.	11,339	3,202,927
*	R1 RCM, Inc.	18,168	248,357
*	RadNet, Inc.	29,019	461,112
#*	Reata Pharmaceuticals Inc., Class A	687	101,470
*	Regeneron Pharmaceuticals, Inc.	4,113	2,599,704
*	REGENXBIO, Inc.	32,651	1,080,748
*	Repligen Corp.	12,210	1,842,611
	ResMed, Inc.	9,930	2,010,924
#*	Retrophin, Inc.	56,900	1,131,172
#*	Revance Therapeutics, Inc.	7,085	166,356
*	Rhythm Pharmaceuticals, Inc.	3,356	64,502

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Rigel Pharmaceuticals, Inc.	31,528	$72,514
#*	Rocket Pharmaceuticals, Inc.	6,100	143,533
#*	Sage Therapeutics, Inc.	606	27,615
#*	Sangamo Therapeutics, Inc.	86,704	939,004
#*	Sarepta Therapeutics, Inc.	1,206	185,145
*	SeaSpine Holdings Corp.	20,136	188,674
*	Seattle Genetics, Inc.	6,155	1,023,392
*	Select Medical Holdings Corp.	199,142	3,791,664
#	Simulations Plus, Inc.	8,722	614,029
#*	Spectrum Pharmaceuticals, Inc.	27,198	81,322
#*	Spero Therapeutics, Inc.	1,198	14,017
*	STAAR Surgical Co.	4,852	282,338
	STERIS P.L.C.	10,617	1,694,792
	Stryker Corp.	5,109	987,570
*	Supernus Pharmaceuticals, Inc.	53,529	1,191,823
*	Surgalign Holdings, Inc.	43,520	122,291
#*	Surgery Partners, Inc.	17,036	260,140
#*	Surmodics, Inc.	20,029	947,171
#*	Syndax Pharmaceuticals, Inc.	30,831	435,025
*	Syneos Health, Inc.	68,802	4,292,557
#*	Synlogic, Inc.	10	23
#*	Syros Pharmaceuticals, Inc.	5,033	47,763
*	Tandem Diabetes Care, Inc.	1,410	147,289
*	Taro Pharmaceutical Industries, Ltd.	14,285	928,668
#*	Teladoc Health, Inc.	4,256	1,011,353
	Teleflex, Inc.	4,966	1,852,815
#*	Tenet Healthcare Corp.	44,289	1,171,001
	Thermo Fisher Scientific, Inc.	17,743	7,344,715
#*	Triple-S Management Corp., Class B	32,118	625,016
#*	Ultragenyx Pharmaceutical, Inc.	1,216	95,043
*	United Therapeutics Corp.	36,283	4,044,466
	UnitedHealth Group, Inc.	51,083	15,466,911
	Universal Health Services, Inc., Class B	45,656	5,017,594
	US Physical Therapy, Inc.	13,395	1,112,589
	Utah Medical Products, Inc.	4,195	341,893
*	Vanda Pharmaceuticals, Inc.	18,829	189,796
#*	Varex Imaging Corp.	42,851	671,904
*	Varian Medical Systems, Inc.	7,690	1,097,517
#*	Vericel Corp.	3,500	57,715
#*	Vocera Communications, Inc.	19,415	597,400
*	Waters Corp.	5,244	1,117,759
	West Pharmaceutical Services, Inc.	7,855	2,111,974
#*	Wright Medical Group NV	24,964	749,419
#*	XBiotech, Inc.	1,910	27,771
#*	Xencor, Inc.	43,804	1,318,062
	Zimmer Biomet Holdings, Inc.	25,487	3,437,177
*	Zogenix, Inc.	7,430	176,760
*	Zynerba Pharmaceuticals, Inc.	6,156	23,085
TOTAL HEALTH CARE			401,294,086
INDUSTRIALS — (17.1%)
	3M Co.	4,046	608,802
#	AAON, Inc.	28,287	1,676,005
	AAR Corp.	38,657	665,674
	ABM Industries, Inc.	81,014	2,908,403
*	Acacia Research Corp.	23,539	93,214
	ACCO Brands Corp.	132,821	865,993
	Acme United Corp.	1,921	41,628
	Acuity Brands, Inc.	38,626	3,827,837

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ADT, Inc.	20,497	$176,479
#*	Advanced Disposal Services, Inc.	102,847	3,101,866
	Advanced Drainage Systems, Inc.	27,226	1,334,074
*	AECOM	149,086	5,395,422
*	Aegion Corp.	61,416	947,035
#*	Aerojet Rocketdyne Holdings, Inc.	33,883	1,397,674
*	Aerovironment, Inc.	30,156	2,308,442
	AGCO Corp.	67,893	4,455,818
#	Air Lease Corp.	133,482	3,499,898
*	Air Transport Services Group, Inc.	101,370	2,470,387
	Alamo Group, Inc.	15,151	1,562,220
	Alaska Air Group, Inc.	56,002	1,928,709
	Albany International Corp., Class A	37,839	1,819,299
	Allegiant Travel Co.	19,980	2,238,359
	Allegion P.L.C.	10,433	1,037,666
	Allied Motion Technologies, Inc.	17,836	672,417
	Allison Transmission Holdings, Inc.	40,489	1,512,669
#*	Alpha Pro Tech, Ltd.	2,600	56,602
	Altra Industrial Motion Corp.	28,181	964,636
	AMERCO	16,957	5,387,748
*	Ameresco, Inc., Class A	28,826	797,904
#	American Airlines Group, Inc.	40,944	455,297
*	American Woodmark Corp.	20,329	1,638,924
	AMETEK, Inc.	30,189	2,815,124
*	AMREP Corp.	6,528	29,115
	AO Smith Corp.	66,159	3,184,894
	Apogee Enterprises, Inc.	32,013	691,161
	Applied Industrial Technologies, Inc.	40,347	2,546,703
	ARC Document Solutions, Inc.	72,114	70,708
	ArcBest Corp.	27,686	841,378
	Arcosa, Inc.	72,535	3,062,428
	Argan, Inc.	21,874	938,395
*	Armstrong Flooring, Inc.	19,483	57,865
	Armstrong World Industries, Inc.	18,191	1,295,927
*	ASGN, Inc.	60,816	4,163,463
	Astec Industries, Inc.	28,537	1,269,611
*	Astronics Corp.	24,985	217,370
#*	Astronics Corp., Class B	15,052	129,824
*	Atkore International Group, Inc.	54,213	1,445,861
*	Atlas Air Worldwide Holdings, Inc.	31,176	1,623,646
*	Avis Budget Group, Inc.	37,311	966,355
*	Axon Enterprise, Inc.	7,691	639,353
	AZZ, Inc.	31,910	1,007,718
	Barnes Group, Inc.	61,276	2,259,246
	Barrett Business Services, Inc.	5,321	280,310
*	Beacon Roofing Supply, Inc.	75,439	2,350,679
	BG Staffing, Inc.	3,024	27,458
*	Blue Bird Corp.	590	7,393
*	BMC Stock Holdings, Inc.	76,189	1,950,438
	Brady Corp., Class A	63,669	2,926,864
*	BrightView Holdings, Inc.	3,230	39,148
	Brink's Co. (The)	17,383	770,936
*	Builders FirstSource, Inc.	166,888	3,953,577
	BWX Technologies, Inc.	29,270	1,595,800
*	CAI International, Inc.	33,763	581,061
	Carlisle Cos., Inc.	29,481	3,510,597
	Carrier Global Corp.	143,224	3,901,422
*	Casella Waste Systems, Inc., Class A	33,003	1,828,696
	Caterpillar, Inc.	41,260	5,482,629

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	89,627	$2,167,181
*	CECO Environmental Corp.	33,179	222,299
#	CH Robinson Worldwide, Inc.	8,795	824,267
*	Chart Industries, Inc.	46,695	3,200,008
	Chicago Rivet & Machine Co.	855	18,156
#*	Cimpress P.L.C.	8,368	836,800
	Cintas Corp.	11,210	3,383,963
*	CIRCOR International, Inc.	21,468	562,891
*	Civeo Corp.	20,771	17,240
*	Clean Harbors, Inc.	63,344	3,775,302
#*	Colfax Corp.	130,919	3,807,125
	Columbus McKinnon Corp.	27,055	896,332
	Comfort Systems USA, Inc.	54,138	2,691,200
*	Commercial Vehicle Group, Inc.	5,644	13,207
	CompX International, Inc.	2,522	34,879
*	Construction Partners, Inc., Class A	2,989	49,468
	Copa Holdings SA, Class A	24,097	998,580
*	Copart, Inc.	31,376	2,925,812
	CoreLogic, Inc.	56,455	3,847,973
*	Cornerstone Building Brands, Inc.	12,206	69,208
	Costamare, Inc.	90,777	413,035
*	CoStar Group, Inc.	2,195	1,865,223
	Covanta Holding Corp.	144,610	1,422,962
*	Covenant Logistics Group, Inc.	16,151	272,144
*	CPI Aerostructures, Inc.	7,398	24,191
	CRA International, Inc.	12,747	532,442
	Crane Co.	31,638	1,789,762
	CSW Industrials, Inc.	16,758	1,119,267
	CSX Corp.	80,230	5,723,608
#	Cubic Corp.	35,274	1,481,508
	Cummins, Inc.	20,753	4,010,725
	Curtiss-Wright Corp.	32,696	2,913,868
	Deere & Co.	24,279	4,280,630
	Delta Air Lines, Inc.	211,368	5,277,859
	Deluxe Corp.	36,356	1,026,330
*	DLH Holdings Corp.	3,701	37,602
	Donaldson Co., Inc.	22,137	1,070,103
	Douglas Dynamics, Inc.	48,744	1,723,100
	Dover Corp.	23,356	2,404,033
*	Ducommun, Inc.	14,374	516,745
*	DXP Enterprises, Inc.	15,152	255,766
#*	Dycom Industries, Inc.	37,571	1,609,166
	Eastern Co. (The)	7,272	118,606
	Eaton Corp. P.L.C.	31,205	2,906,122
*	Echo Global Logistics, Inc.	35,964	901,438
	EMCOR Group, Inc.	67,972	4,656,082
	Emerson Electric Co.	31,243	1,937,378
	Encore Wire Corp.	33,102	1,661,389
#	Enerpac Tool Group Corp.	68,209	1,289,150
	EnerSys	52,283	3,516,555
	Ennis, Inc.	45,344	784,451
	EnPro Industries, Inc.	25,381	1,211,435
	Equifax, Inc.	6,943	1,128,654
	ESCO Technologies, Inc.	28,041	2,409,844
	Espey Manufacturing & Electronics Corp.	3,027	56,393
#*	EVI Industries, Inc.	1,100	27,808
*	Evoqua Water Technologies Corp.	22,576	434,136
#*	ExOne Co. (The)	15,009	131,479
	Expeditors International of Washington, Inc.	10,629	898,257

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Exponent, Inc.	30,364	$2,552,398
	Fastenal Co.	23,502	1,105,534
	Federal Signal Corp.	114,153	3,528,469
	FedEx Corp.	22,682	3,819,649
	Flowserve Corp.	47,677	1,328,758
*	Forrester Research, Inc.	15,466	543,011
	Fortive Corp.	16,021	1,124,514
	Fortune Brands Home & Security, Inc.	66,149	5,060,398
	Forward Air Corp.	38,040	1,977,700
*	Franklin Covey Co.	24,297	439,533
	Franklin Electric Co., Inc.	58,287	3,150,412
*	FTI Consulting, Inc.	42,104	5,028,902
#	GATX Corp.	50,833	3,100,305
	Genco Shipping & Trading, Ltd.	3,414	23,181
*	Gencor Industries, Inc.	15,825	189,425
#*	Generac Holdings, Inc.	32,560	5,130,805
	General Dynamics Corp.	19,237	2,822,837
	General Electric Co.	217,935	1,322,865
*	Gibraltar Industries, Inc.	42,311	2,188,325
*	GMS, Inc.	51,466	1,205,848
#*	Golden Ocean Group, Ltd.	14,670	56,333
*	Goldfield Corp. (The)	26,875	104,544
	Gorman-Rupp Co. (The)	35,831	1,084,246
*	GP Strategies Corp.	18,448	137,069
	Graco, Inc.	32,541	1,732,483
#	GrafTech International, Ltd.	9,957	60,439
	Graham Corp.	10,840	142,654
#	Granite Construction, Inc.	51,225	868,776
*	Great Lakes Dredge & Dock Corp.	119,395	998,142
#	Greenbrier Cos., Inc. (The)	35,801	921,160
	Griffon Corp.	59,048	1,350,428
	H&E Equipment Services, Inc.	56,675	996,913
*	Harsco Corp.	40,038	639,006
#	Hawaiian Holdings, Inc.	49,361	586,902
*	HD Supply Holdings, Inc.	38,192	1,340,539
	Healthcare Services Group, Inc.	17,321	453,637
	Heartland Express, Inc.	92,864	1,883,746
	HEICO Corp.	7,158	688,027
	HEICO Corp., Class A	12,625	966,444
	Heidrick & Struggles International, Inc.	23,313	471,622
	Helios Technologies, Inc.	34,683	1,312,058
*	Herc Holdings, Inc.	31,904	1,070,060
*	Heritage-Crystal Clean, Inc.	22,138	308,382
	Herman Miller, Inc.	67,893	1,590,733
*	Hertz Global Holdings, Inc.	1	1
#	Hexcel Corp.	42,016	1,567,197
*	Hill International, Inc.	67,746	98,232
	Hillenbrand, Inc.	40,968	1,197,495
	HNI Corp.	55,150	1,637,955
	Honeywell International, Inc.	22,922	3,423,859
*	Houston Wire & Cable Co.	14,732	36,977
	Howmet Aerospace, Inc.	146,627	2,167,147
*	Hub Group, Inc., Class A	38,816	2,053,366
	Hubbell, Inc.	25,492	3,440,655
*	Hudson Global, Inc.	6,703	62,405
	Huntington Ingalls Industries, Inc.	17,682	3,071,540
	Hurco Cos., Inc.	12,670	351,466
*	Huron Consulting Group, Inc.	32,016	1,527,804
	Hyster-Yale Materials Handling, Inc.	15,011	560,060

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	IAA, Inc.	20,238	$877,317
	ICF International, Inc.	29,030	1,962,718
	IDEX Corp.	11,076	1,825,546
*	IES Holdings, Inc.	21,406	510,105
*	Ingersoll Rand, Inc.	76,934	2,430,345
*	InnerWorkings, Inc.	64,521	177,433
*	Innovative Solutions & Support, Inc.	15,169	76,603
	Insperity, Inc.	12,726	850,860
	Insteel Industries, Inc.	28,567	532,489
	Interface, Inc.	64,086	511,406
	ITT, Inc.	57,568	3,323,401
	Jacobs Engineering Group, Inc.	41,335	3,527,942
	JB Hunt Transport Services, Inc.	10,031	1,298,011
*	JELD-WEN Holding, Inc.	111,499	2,185,380
*	JetBlue Airways Corp.	295,577	3,056,266
	John Bean Technologies Corp.	12,525	1,174,344
	Johnson Controls International P.L.C.	234,213	9,012,516
	Kadant, Inc.	13,094	1,420,830
	Kaman Corp.	31,848	1,257,678
	Kansas City Southern	15,830	2,720,385
#	KAR Auction Services, Inc.	65,443	990,153
	Kelly Services, Inc., Class A	43,403	642,798
	Kelly Services, Inc., Class B	200	3,107
	Kennametal, Inc.	81,385	2,194,140
	Kforce, Inc.	47,274	1,363,382
	Kimball International, Inc., Class B	71,232	779,278
*	Kirby Corp.	69,824	3,228,662
#	Knight-Swift Transportation Holdings, Inc.	138,261	6,012,971
	Knoll, Inc.	55,779	653,172
	Korn Ferry	62,839	1,765,776
*	Kratos Defense & Security Solutions, Inc.	97,806	1,761,486
	L3Harris Technologies, Inc.	17,637	2,968,836
	Landstar System, Inc.	15,402	1,875,656
*	Lawson Products, Inc.	12,319	368,092
*	LB Foster Co., Class A	11,501	161,704
	Lennox International, Inc.	5,715	1,532,420
*	Limbach Holdings, Inc.	7,103	26,423
#	Lincoln Electric Holdings, Inc.	20,483	1,851,458
#	Lindsay Corp.	10,954	1,062,209
*	LS Starrett Co. (The), Class A	6,765	21,716
	LSI Industries, Inc.	28,405	166,453
*	Lydall, Inc.	19,008	307,930
	Macquarie Infrastructure Corp.	46,903	1,405,214
*	Manitex International, Inc.	18,500	83,435
*	Manitowoc Co., Inc. (The)	37,070	395,166
	ManpowerGroup, Inc.	54,330	3,737,361
	Marten Transport, Ltd.	74,983	1,996,047
	Masco Corp.	28,418	1,624,373
*	Masonite International Corp.	28,454	2,400,095
#*	MasTec, Inc.	119,034	4,735,173
*	Mastech Digital, Inc.	1,982	42,613
	Matson, Inc.	52,305	1,904,948
	Matthews International Corp., Class A	33,591	725,566
	McGrath RentCorp	40,685	2,360,544
*	Mercury Systems, Inc.	28,050	2,171,911
*	Meritor, Inc.	83,218	1,893,209
#*	Mesa Air Group, Inc.	22,450	69,595
*	Middleby Corp. (The)	9,563	794,303
	Miller Industries, Inc.	15,566	441,296

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Mistras Group, Inc.	25,827	$91,169
	Moog, Inc., Class A	36,615	1,966,958
*	Morgan Group Holding Co.	33	407
#*	MRC Global, Inc.	79,370	472,252
	MSA Safety, Inc.	13,313	1,577,990
	MSC Industrial Direct Co., Inc., Class A	24,221	1,598,828
	Mueller Industries, Inc.	71,272	1,992,765
	Mueller Water Products, Inc., Class A	214,866	2,174,444
*	MYR Group, Inc.	31,367	1,150,228
	National Presto Industries, Inc.	7,460	637,009
*	Navistar International Corp.	21,536	689,798
	Nielsen Holdings P.L.C.	56,277	812,077
	NL Industries, Inc.	36,668	134,205
	NN, Inc.	34,480	181,365
	Nordson Corp.	10,164	1,968,055
	Norfolk Southern Corp.	29,957	5,758,035
	Northrop Grumman Corp.	11,034	3,586,160
*	Northwest Pipe Co.	13,935	346,285
*	NOW, Inc.	117,267	924,064
#*	NV5 Global, Inc.	9,540	541,300
	nVent Electric P.L.C.	84,713	1,538,388
	Old Dominion Freight Line, Inc.	21,237	3,882,548
#	Omega Flex, Inc.	4,638	564,676
*	Orion Group Holdings, Inc.	32,630	93,974
	Oshkosh Corp.	59,263	4,665,183
	Otis Worldwide Corp.	27,948	1,753,458
	Owens Corning	108,542	6,563,535
	PACCAR, Inc.	35,616	3,030,209
*	PAM Transportation Services, Inc.	7,870	220,832
	Pangaea Logistics Solutions, Ltd.	21,529	43,919
	Park Aerospace Corp.	22,487	242,410
	Parker-Hannifin Corp.	18,037	3,227,180
#	Park-Ohio Holdings Corp.	13,548	195,362
	Patrick Industries, Inc.	36,993	2,365,702
	Patriot Transportation Holding, Inc.	2,586	23,300
	Pentair P.L.C.	88,973	3,812,493
*	Performant Financial Corp.	52,841	31,176
*	Perma-Fix Environmental Services	2,877	20,225
*	Perma-Pipe International Holdings, Inc.	5,730	33,864
*	PGT Innovations, Inc.	68,405	1,167,673
*	PICO Holdings, Inc.	15,002	121,816
#	Pitney Bowes, Inc.	42,600	142,284
	Powell Industries, Inc.	18,832	499,990
	Preformed Line Products Co.	6,904	340,091
	Primoris Services Corp.	55,087	883,045
*	Proto Labs, Inc.	10,838	1,301,861
#	Quad/Graphics, Inc.	35,723	111,099
	Quanex Building Products Corp.	52,808	741,952
	Quanta Services, Inc.	140,696	5,623,619
*	Radiant Logistics, Inc.	58,067	246,785
	Raven Industries, Inc.	39,553	854,740
	Raytheon Technologies Corp.	115,471	6,544,896
*	RBC Bearings, Inc.	15,134	1,852,704
*	RCM Technologies, Inc.	7,513	11,495
	Regal Beloit Corp.	47,314	4,351,469
	Republic Services, Inc.	35,508	3,098,073
*	Resideo Technologies, Inc.	74,219	985,628
	Resources Connection, Inc.	57,210	646,473
	REV Group, Inc.	56,324	366,106

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rexnord Corp.	132,400	$3,835,628
	Robert Half International, Inc.	24,849	1,264,069
#	Rollins, Inc.	17,595	921,978
	Roper Technologies, Inc.	5,710	2,469,289
	Rush Enterprises, Inc., Class A	40,524	1,928,132
	Rush Enterprises, Inc., Class B	7,606	302,719
	Ryder System, Inc.	58,890	2,157,141
*	Saia, Inc.	38,307	4,575,771
	Schneider National, Inc., Class B	71,340	1,792,774
	Scorpio Bulkers, Inc.	8,705	127,615
*	Sensata Technologies Holding P.L.C.	69,909	2,655,144
	Servotronics, Inc.	1,499	12,472
	Shyft Group, Inc. (The)	48,295	911,810
*	SIFCO Industries, Inc.	4,888	18,623
	Simpson Manufacturing Co., Inc.	49,294	4,759,829
#*	SiteOne Landscape Supply, Inc.	10,251	1,312,436
	SkyWest, Inc.	65,489	1,723,016
	Snap-on, Inc.	44,482	6,488,589
	Southwest Airlines Co.	179,270	5,537,650
*	SP Plus Corp.	30,383	482,786
	Spirit AeroSystems Holdings, Inc., Class A	24,712	483,614
#*	Spirit Airlines, Inc.	82,220	1,299,898
*	SPX Corp.	48,383	2,032,086
*	SPX FLOW, Inc.	57,893	2,320,351
	Standex International Corp.	15,143	810,908
	Stanley Black & Decker, Inc.	20,258	3,105,957
	Steelcase, Inc., Class A	100,263	1,075,822
*	Stericycle, Inc.	70,880	4,283,633
*	Sterling Construction Co., Inc.	22,988	236,776
#*	Sunrun, Inc.	138,712	5,089,343
	Systemax, Inc.	34,554	774,355
*	Team, Inc.	26,136	103,237
*	Teledyne Technologies, Inc.	4,868	1,493,016
	Tennant Co.	21,903	1,459,178
	Terex Corp.	75,612	1,425,286
	Tetra Tech, Inc.	46,207	4,096,251
*	Textainer Group Holdings, Ltd.	49,531	418,042
	Textron, Inc.	127,421	4,452,090
*	Thermon Group Holdings, Inc.	46,481	629,818
	Timken Co. (The)	79,996	3,652,617
	Titan International, Inc.	80,234	119,549
*	Titan Machinery, Inc.	24,456	265,714
	Toro Co. (The)	19,646	1,401,742
*	TPI Composites, Inc.	16,733	428,030
	Trane Technologies P.L.C.	33,551	3,753,350
*	Transcat, Inc.	7,856	219,182
	TransDigm Group, Inc.	3,542	1,528,656
	TransUnion	12,705	1,137,987
#*	Trex Co., Inc.	16,036	2,234,296
*	TriMas Corp.	53,267	1,246,448
*	TriNet Group, Inc.	35,837	2,365,242
#	Trinity Industries, Inc.	155,387	3,034,708
	Triton International, Ltd.	63,224	1,989,659
	Triumph Group, Inc.	14,139	95,862
*	TrueBlue, Inc.	52,160	804,829
#*	Tutor Perini Corp.	63,132	743,064
*	Twin Disc, Inc.	12,095	70,877
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	33,379
	UFP Industries, Inc.	79,573	4,632,740

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ultralife Corp.	19,727	$140,062
	UniFirst Corp.	17,486	3,260,789
	Union Pacific Corp.	37,939	6,576,726
*	United Airlines Holdings, Inc.	60,089	1,885,593
*	United Rentals, Inc.	22,981	3,570,558
*	Univar Solutions, Inc.	46,723	825,595
	Universal Logistics Holdings, Inc.	31,241	573,897
#*	Upwork, Inc.	22,717	341,209
#	US Ecology, Inc.	27,263	945,481
*	USA Truck, Inc.	9,332	91,174
	Valmont Industries, Inc.	13,308	1,612,930
*	Vectrus, Inc.	18,084	795,515
	Verisk Analytics, Inc.	9,491	1,791,047
*	Veritiv Corp.	14,939	228,716
	Viad Corp.	22,445	324,555
*	Vicor Corp.	20,115	1,638,769
*	Virco Manufacturing Corp.	18,977	42,129
#*	Vivint Solar, Inc.	39,035	793,972
*	Volt Information Sciences, Inc.	49,195	64,445
	VSE Corp.	13,196	371,203
#	Wabash National Corp.	68,122	775,910
	Waste Management, Inc.	23,011	2,522,006
#	Watsco, Inc.	9,138	2,157,208
	Watsco, Inc., Class B	1,205	285,573
	Watts Water Technologies, Inc., Class A	33,456	2,806,624
*	Welbilt, Inc.	28,056	170,580
	Werner Enterprises, Inc.	134,974	5,936,831
*	WESCO International, Inc.	56,465	2,194,795
	Westinghouse Air Brake Technologies Corp.	61,072	3,798,068
#*	Willdan Group, Inc.	10,189	251,261
*	Willis Lease Finance Corp.	8,183	159,569
*	WillScot Mobile Mini Holdings Corp.	183,046	2,756,673
	Woodward, Inc.	34,050	2,551,707
	WW Grainger, Inc.	7,963	2,719,603
#*	XPO Logistics, Inc.	59,067	4,431,206
	Xylem, Inc.	23,446	1,711,089
*	YRC Worldwide, Inc.	16,238	44,167
TOTAL INDUSTRIALS			648,920,933
INFORMATION TECHNOLOGY — (13.2%)
#*	2U, Inc.	17,268	813,236
#*	3D Systems Corp.	114,124	752,077
*	Acacia Communications, Inc.	26,047	1,770,675
	Accenture P.L.C., Class A	4,220	948,572
*	ACI Worldwide, Inc.	106,229	2,845,875
#*	ACM Research, Inc., Class A	2,614	250,787
#*	ADDvantage Technologies Group, Inc.	4,916	10,914
	ADTRAN, Inc.	89,451	1,110,981
*	Advanced Energy Industries, Inc.	35,524	2,613,501
*	Agilysys, Inc.	30,008	628,968
*	Akamai Technologies, Inc.	17,530	1,971,073
#*	Alarm.com Holdings, Inc.	11,830	828,573
*	Alithya Group, Inc., Class A	10,105	16,269
	Alliance Data Systems Corp.	10,915	484,189
*	Alpha & Omega Semiconductor, Ltd.	39,019	424,917
#*	Altair Engineering, Inc., Class A	4,241	170,912
*	Ambarella, Inc.	30,687	1,389,507
	Amdocs, Ltd.	21,105	1,310,621
	American Software, Inc., Class A	34,705	571,591

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Amkor Technology, Inc.	333,091	$4,528,372
	Amphenol Corp., Class A	15,269	1,614,849
*	Amtech Systems, Inc.	12,576	64,766
	Analog Devices, Inc.	25,725	2,954,516
*	Anaplan, Inc.	2,976	135,140
*	ANSYS, Inc.	7,175	2,228,555
#*	Appfolio, Inc., Class A	3,102	431,860
	Applied Materials, Inc.	53,116	3,416,952
#*	Applied Optoelectronics, Inc.	775	11,013
*	Arista Networks, Inc.	8,033	2,086,732
*	Arlo Technologies, Inc.	85,510	360,852
*	Arrow Electronics, Inc.	71,465	5,118,323
*	Aspen Technology, Inc.	13,964	1,358,139
	AstroNova, Inc.	7,311	50,300
#*	Asure Software, Inc.	15,001	96,756
*	Autodesk, Inc.	3,048	720,639
*	Avalara, Inc.	1,033	138,887
*	Avaya Holdings Corp.	112,353	1,422,389
*	Aviat Networks, Inc.	5,794	118,777
#*	Avid Technology, Inc.	14,556	119,796
	Avnet, Inc.	112,297	3,000,576
*	Aware, Inc.	18,447	54,788
*	Axcelis Technologies, Inc.	49,116	1,444,993
*	AXT, Inc.	67,692	324,245
	Badger Meter, Inc.	30,176	1,889,018
#	Bel Fuse, Inc., Class A	2,288	26,312
	Bel Fuse, Inc., Class B	9,131	111,398
	Belden, Inc.	45,813	1,447,691
	Benchmark Electronics, Inc.	48,427	985,974
*	BK Technologies Corp.	7,687	24,060
*	Black Knight, Inc.	19,939	1,493,830
	Blackbaud, Inc.	18,338	1,146,859
	Booz Allen Hamilton Holding Corp.	20,056	1,639,779
*	Bottomline Technologies De, Inc.	16,732	807,486
	Broadcom, Inc.	21,773	6,896,598
	Broadridge Financial Solutions, Inc.	18,300	2,458,422
»	BroadVision, Inc.	4,752	20,979
	Brooks Automation, Inc.	85,424	4,651,337
*	BSQUARE Corp.	9,471	14,017
	Cabot Microelectronics Corp.	19,500	2,939,040
*	CACI International, Inc., Class A	20,394	4,238,281
*	Cadence Design Systems, Inc.	32,200	3,517,850
*	CalAmp Corp.	32,921	259,417
*	Calix, Inc.	98,723	2,024,809
*	Cardtronics P.L.C., Class A	69,687	1,556,111
	Cass Information Systems, Inc.	22,803	817,032
	CDK Global, Inc.	11,565	525,745
	CDW Corp.	11,123	1,293,049
#	Cerence, Inc.	22,748	902,186
*	CEVA, Inc.	26,549	1,067,270
*	ChannelAdvisor Corp.	3,913	79,708
*	Ciena Corp.	94,198	5,605,723
*	Cirrus Logic, Inc.	62,121	4,257,152
	Cisco Systems, Inc.	237,876	11,203,960
	Citrix Systems, Inc.	5,693	812,733
*	Clearfield, Inc.	10,460	194,974
*	ClearOne, Inc.	2,766	6,472
#*	Cloudera, Inc.	118,806	1,338,944
	Cognex Corp.	10,076	673,782

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognizant Technology Solutions Corp., Class A	27,052	$1,848,193
*	Coherent, Inc.	6,923	961,120
	Cohu, Inc.	54,502	1,026,273
#*	CommScope Holding Co., Inc.	47,399	439,863
	Communications Systems, Inc.	10,265	49,785
*	CommVault Systems, Inc.	14,829	653,662
*	Computer Task Group, Inc.	17,123	82,704
	Comtech Telecommunications Corp.	27,090	444,818
*	Conduent, Inc.	138,450	264,440
*	Cornerstone OnDemand, Inc.	500	17,755
	Corning, Inc.	275,784	8,549,304
#*	Cree, Inc.	55,770	3,843,668
	CSG Systems International, Inc.	49,189	2,072,333
	CSP, Inc.	2,269	16,881
	CTS Corp.	58,556	1,162,922
*	CyberOptics Corp.	7,973	313,738
	Daktronics, Inc.	47,399	197,654
#*	DASAN Zhone Solutions, Inc.	13,943	140,964
*	Data I/O Corp.	3,826	14,348
*	Dell Technologies, Inc., Class C	2,129	127,378
*	Digi International, Inc.	40,420	489,890
#*	Digital Turbine, Inc.	20,882	289,842
*	Diodes, Inc.	70,270	3,615,392
	Dolby Laboratories, Inc., Class A	31,414	2,186,414
*	DSP Group, Inc.	29,069	431,675
	DXC Technology Co.	187,248	3,353,612
#	Ebix, Inc.	33,434	737,387
*	EchoStar Corp., Class A	65,534	1,789,078
*	Elastic N.V.	1,826	175,643
*	EMCORE Corp.	39,902	139,657
*	Endurance International Group Holdings, Inc.	61,100	346,437
#*	Enphase Energy Inc.	6,057	365,601
	Entegris, Inc.	69,472	4,995,732
*	Envestnet, Inc.	11,881	964,737
*	EPAM Systems, Inc.	5,011	1,453,591
*	ePlus, Inc.	20,296	1,512,864
*	Euronet Worldwide, Inc.	17,291	1,662,357
	EVERTEC, Inc.	24,247	752,869
#*	Evo Payments, Inc., Class A	7,100	161,099
*	ExlService Holdings, Inc.	33,008	2,114,492
*	F5 Networks, Inc.	9,928	1,349,215
*	Fabrinet	37,756	2,742,218
*	Fair Isaac Corp.	3,721	1,634,226
*	FARO Technologies, Inc.	25,898	1,549,477
	Fidelity National Information Services, Inc.	40,739	5,960,523
*	FireEye, Inc.	56,645	855,340
#*	First Solar, Inc.	83,806	4,990,647
*	Fiserv, Inc.	18,120	1,808,195
#*	Fitbit, Inc., Class A	230,567	1,507,908
*	Five9, Inc.	500	60,410
*	FleetCor Technologies, Inc.	8,593	2,221,892
*	Flex, Ltd.	516,551	5,935,171
	FLIR Systems, Inc.	52,141	2,172,194
*	FormFactor, Inc.	102,179	2,946,842
*	Fortinet, Inc.	5,474	757,054
*	Frequency Electronics, Inc.	8,185	85,697
*	Gartner, Inc.	12,003	1,496,054
#*	Genasys, Inc.	5,386	22,621
	Genpact, Ltd.	71,848	2,860,987

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Global Payments, Inc.	23,338	$4,154,631
	GlobalSCAPE, Inc.	11,862	113,045
#*	Globant SA	11,214	1,939,349
*	GSE Systems, Inc.	21,300	20,022
*	GSI Technology, Inc.	26,474	151,431
#*	GTT Communications, Inc.	42,732	269,212
#*	Guidewire Software, Inc.	4,803	565,121
	Hackett Group, Inc. (The)	46,964	647,634
*	Harmonic, Inc.	122,136	681,519
	Hewlett Packard Enterprise Co.	485,290	4,789,812
	HP, Inc.	107,275	1,885,895
*	HubSpot, Inc.	1,641	384,995
*	Ichor Holdings, Ltd.	30,293	994,216
*	IEC Electronics Corp.	7,468	67,212
#*	Immersion Corp.	22,899	154,568
#*	Infinera Corp.	153,618	1,212,046
*	Information Services Group, Inc.	22,614	46,359
*	Innodata, Inc.	20,391	27,120
*	Inphi Corp.	4,930	644,154
#*	Inseego Corp.	6,476	87,296
*	Insight Enterprises, Inc.	58,389	2,910,108
	Intel Corp.	471,606	22,509,754
	InterDigital, Inc.	27,709	1,663,094
	International Business Machines Corp.	21,718	2,670,011
*	inTEST Corp.	8,305	38,784
*	Intevac, Inc.	25,233	149,379
*	IPG Photonics Corp.	5,509	986,166
*	Iteris, Inc.	13,000	60,320
*	Itron, Inc.	35,823	2,491,848
#*	j2 Global, Inc.	32,238	1,828,539
	Jabil, Inc.	155,324	5,414,595
	Jack Henry & Associates, Inc.	9,852	1,756,612
	Juniper Networks, Inc.	151,640	3,848,623
#	KBR, Inc.	180,282	4,009,472
*	Key Tronic Corp.	11,045	74,775
*	Keysight Technologies, Inc.	29,084	2,905,201
*	Kimball Electronics, Inc.	29,728	394,788
	KLA Corp.	11,967	2,391,366
*	Knowles Corp.	101,385	1,547,135
	Kulicke & Soffa Industries, Inc.	82,111	1,946,031
*	KVH Industries, Inc.	24,237	196,804
	Lam Research Corp.	4,613	1,739,839
*	Lattice Semiconductor Corp.	75,294	2,340,890
	Leidos Holdings, Inc.	19,844	1,888,355
*	LGL Group, Inc. (The)	2,275	19,861
*	Limelight Networks, Inc.	131,814	826,474
	Littelfuse, Inc.	11,638	2,067,491
*	LiveRamp Holdings, Inc.	61,411	2,798,499
	LogMeIn, Inc.	54,740	4,697,239
#*	Lumentum Holdings, Inc.	31,917	2,962,855
*	Luna Innovations, Inc.	15,206	86,218
#*	MACOM Technology Solutions Holdings, Inc.	38,001	1,605,922
#*	MagnaChip Semiconductor Corp.	17,121	194,837
*	Manhattan Associates, Inc.	15,634	1,497,581
	ManTech International Corp., Class A	34,091	2,372,052
	Marvell Technology Group, Ltd.	60,598	2,210,009
	Maxim Integrated Products, Inc.	18,551	1,263,138
	MAXIMUS, Inc.	28,040	2,080,848
*	MaxLinear, Inc.	65,621	1,663,492

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	46,226	$1,303,573
#	Microchip Technology, Inc.	18,917	1,924,426
*	Micron Technology, Inc.	142,434	7,129,534
	Microsoft Corp.	20,226	4,146,532
*	MicroStrategy, Inc., Class A	8,711	1,079,467
*	Mimecast, Ltd.	5,472	256,801
	MKS Instruments, Inc.	27,718	3,532,382
	Monolithic Power Systems, Inc.	4,843	1,283,443
	Motorola Solutions, Inc.	7,759	1,084,708
	MTS Systems Corp.	17,087	316,964
#*	Napco Security Technologies, Inc.	18,220	480,644
	National Instruments Corp.	35,566	1,262,593
*	NCR Corp.	78,910	1,454,311
*	NeoPhotonics Corp.	61,347	558,871
	NetApp, Inc.	9,602	425,369
*	NETGEAR, Inc.	41,475	1,275,356
*	Netscout Systems, Inc.	85,952	2,188,338
*	NetSol Technologies, Inc.	4,255	13,063
	Network-1 Technologies, Inc.	6,962	15,108
	NIC, Inc.	50,030	1,096,658
	NortonLifeLock, Inc.	52,425	1,124,516
*	Novanta, Inc.	20,373	2,112,273
#*	Nuance Communications, Inc.	64,893	1,774,824
	NVE Corp.	3,647	197,813
*	Okta, Inc.	1,162	256,779
*	ON Semiconductor Corp.	245,029	5,047,597
*	OneSpan, Inc.	43,687	1,360,413
*	Onto Innovation, Inc.	80,810	3,056,234
*	Optical Cable Corp.	6,626	15,902
	Oracle Corp.	70,003	3,881,666
*	OSI Systems, Inc.	21,329	1,513,506
*	Palo Alto Networks, Inc.	855	218,812
#*	PAR Technology Corp.	13,939	428,764
	Paychex, Inc.	19,272	1,386,042
*	Paycom Software, Inc.	3,902	1,109,612
*	Paylocity Holding Corp.	4,147	552,380
*	PayPal Holdings, Inc.	10,461	2,051,088
	PC Connection, Inc.	38,027	1,661,780
	PC-Tel, Inc.	70,419	461,244
*	PDF Solutions, Inc.	39,463	970,001
	Pegasystems, Inc.	8,622	1,007,826
*	Perceptron, Inc.	9,999	41,996
*	Perficient, Inc.	50,859	1,994,181
	Perspecta, Inc.	111,503	2,386,164
*	PFSweb, Inc.	18,667	148,029
*	Photronics, Inc.	114,772	1,363,491
*	Pixelworks, Inc.	12,025	38,360
*	Plexus Corp.	39,054	2,901,322
	Power Integrations, Inc.	26,114	3,186,691
#*	Powerfleet, Inc.	1,080	4,838
*	PRGX Global, Inc.	25,344	136,858
	Progress Software Corp.	45,938	1,601,399
*	Proofpoint, Inc.	2,049	237,008
*	PTC, Inc.	8,262	706,897
*	Pure Storage, Inc., Class A	23,587	421,264
	QAD, Inc., Class A	13,691	540,931
	QAD, Inc., Class B	2,342	65,951
*	Qorvo, Inc.	17,211	2,205,590
*	Qualys, Inc.	9,699	1,197,633

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Qumu Corp.	8,612	$40,218
*	Rambus, Inc.	139,345	2,056,732
*	RealNetworks, Inc.	73,269	113,567
#*	RealPage, Inc.	8,828	556,252
	RF Industries, Ltd.	7,730	34,553
*	Ribbon Communications, Inc.	134,819	593,204
	Richardson Electronics, Ltd.	13,207	57,186
*	RingCentral, Inc., Class A	338	98,111
*	Rogers Corp.	18,970	2,261,034
*	Rosetta Stone, Inc.	7,477	200,159
	Sabre Corp.	12,981	98,136
#*	Sailpoint Technologies Holdings, Inc.	13,995	440,843
*	salesforce.com, Inc.	23,618	4,601,967
*	Sanmina Corp.	121,553	3,607,693
#	Sapiens International Corp. NV	7,470	228,283
*	ScanSource, Inc.	30,523	700,503
	Science Applications International Corp.	28,065	2,244,639
	Seagate Technology P.L.C.	26,898	1,216,328
*	Semtech Corp.	52,142	2,905,874
*	Silicon Laboratories, Inc.	11,881	1,194,159
	Skyworks Solutions, Inc.	23,242	3,383,570
#*	SMART Global Holdings, Inc.	19,788	551,887
*	SMTC Corp.	7,288	22,811
#*	SolarEdge Technologies, Inc.	20,316	3,557,332
#*	SolarWinds Corp.	53,399	980,406
#*	Splunk, Inc.	2,848	597,567
*	SPS Commerce, Inc.	10,938	822,209
	SS&C Technologies Holdings, Inc.	30,610	1,760,075
*	StarTek, Inc.	22,597	110,273
*	Steel Connect, Inc.	65,383	34,653
#*	Stratasys, Ltd.	55,206	826,986
*	Super Micro Computer, Inc.	27,353	828,933
	Switch, Inc., Class A	4,141	74,497
*	Sykes Enterprises, Inc.	65,960	1,811,262
#*	Synaptics, Inc.	38,217	3,058,124
#*	Synchronoss Technologies, Inc.	29,675	97,928
	SYNNEX Corp.	54,764	6,831,261
*	Synopsys, Inc.	18,273	3,640,347
	TE Connectivity, Ltd.	26,226	2,335,950
*	Telenav, Inc.	65,963	342,018
*	Teradata Corp.	44,201	928,221
#	Teradyne, Inc.	28,963	2,576,548
	TESSCO Technologies, Inc.	8,605	53,007
*	Trade Desk, Inc. (The), Class A	978	441,391
	TransAct Technologies, Inc.	8,099	28,427
*	Trimble, Inc.	20,226	900,259
	TTEC Holdings, Inc.	43,897	2,083,352
#*	TTM Technologies, Inc.	130,759	1,609,643
#*	Twilio, Inc., Class A	1,622	449,975
*	Tyler Technologies, Inc.	2,256	805,956
	Ubiquiti, Inc.	7,942	1,471,653
#*	Ultra Clean Holdings, Inc.	41,777	1,257,070
#*	Unisys Corp.	36,200	430,418
	Universal Display Corp.	5,611	978,839
#*	Upland Software, Inc.	7,276	250,440
#*	Veeco Instruments, Inc.	53,098	717,885
*	Verint Systems, Inc.	56,810	2,550,201
*	VeriSign, Inc.	7,426	1,571,936
#*	Verra Mobility Corp.	66,151	676,725

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ViaSat, Inc.	42,741	$1,622,448
*	Viavi Solutions, Inc.	246,371	3,407,311
*	Virtusa Corp.	37,355	1,516,613
	Vishay Intertechnology, Inc.	177,686	2,787,893
*	Vishay Precision Group, Inc.	19,686	501,009
	Wayside Technology Group, Inc.	4,672	108,063
	Western Digital Corp.	84,649	3,648,372
	Western Union Co. (The)	14,373	348,976
#*	WEX, Inc.	8,860	1,403,158
*	Wireless Telecom Group, Inc.	6,719	7,391
*	Xerox Holdings Corp.	82,839	1,379,269
	Xilinx, Inc.	22,883	2,456,490
	Xperi Holding Corp.	146,139	2,694,803
*	Zebra Technologies Corp., Class A	9,022	2,532,927
*	Zendesk, Inc.	1,720	156,778
#*	Zix Corp.	11,061	78,699
TOTAL INFORMATION TECHNOLOGY			498,856,428
MATERIALS — (6.0%)
*	AdvanSix, Inc.	24,876	309,706
#*	AgroFresh Solutions, Inc.	1,882	4,592
	Air Products & Chemicals, Inc.	10,695	3,065,508
#	Albemarle Corp.	87,736	7,234,711
*	Alcoa Corp.	98,307	1,277,991
#*	Allegheny Technologies, Inc.	112,486	977,503
*	Amcor, P.L.C.	162,279	1,671,474
*	American Biltrite, Inc.	22	5,335
	American Vanguard Corp.	47,052	633,320
*	Ampco-Pittsburgh Corp.	11,421	33,464
	AptarGroup, Inc.	34,460	3,969,792
*	Arconic Corp.	36,656	597,126
	Ashland Global Holdings, Inc.	51,002	3,849,631
	Avery Dennison Corp.	15,624	1,770,824
	Avient Corp.	99,088	2,368,203
*	Axalta Coating Systems, Ltd.	99,596	2,211,031
	Balchem Corp.	26,488	2,655,687
	Ball Corp.	25,400	1,870,202
*	Berry Global Group, Inc.	61,972	3,097,980
	Boise Cascade Co.	44,747	2,084,763
	Cabot Corp.	54,023	1,970,759
	Carpenter Technology Corp.	50,721	1,134,122
	Celanese Corp.	20,921	2,033,521
*	Century Aluminum Co.	96,101	837,040
	CF Industries Holdings, Inc.	58,752	1,840,700
	Chase Corp.	10,420	1,047,835
#	Chemours Co. (The)	19,024	352,515
*	Clearwater Paper Corp.	23,690	874,635
#	Cleveland-Cliffs, Inc.	109,749	568,500
*	Coeur Mining, Inc.	256,946	2,037,582
	Commercial Metals Co.	95,274	1,970,266
#	Compass Minerals International, Inc.	37,701	1,920,489
*	Contango ORE, Inc.	1,008	13,507
*	Core Molding Technologies, Inc.	11,901	54,745
*	Corteva, Inc.	238,586	6,814,016
*	Crown Holdings, Inc.	21,143	1,513,416
	Domtar Corp.	60,485	1,269,580
*	Dow, Inc.	122,806	5,042,414
	DuPont de Nemours, Inc.	67,478	3,608,723
	Eagle Materials, Inc.	26,397	2,117,831

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	101,626	$7,584,348
	Ecolab, Inc.	9,334	1,746,205
*	Element Solutions, Inc.	274,219	2,978,018
*	Ferro Corp.	96,460	1,127,617
*	Ferroglobe P.L.C.	14,249	6,911
»	Ferroglobe Representation & Warranty Insurance Trust	71,368	0
*	Flotek Industries, Inc.	1,757	2,425
	FMC Corp.	14,998	1,590,538
	Freeport-McMoRan, Inc.	424,655	5,486,543
	Friedman Industries, Inc.	9,833	49,362
	FutureFuel Corp.	49,938	658,183
*	GCP Applied Technologies, Inc.	72,970	1,665,175
	Gold Resource Corp.	69,961	307,129
	Graphic Packaging Holding Co.	252,443	3,519,055
	Greif, Inc., Class A	39,110	1,360,637
	Greif, Inc., Class B	9,363	367,872
	Hawkins, Inc.	12,156	626,399
	Haynes International, Inc.	10,681	196,103
#	HB Fuller Co.	59,832	2,712,783
	Hecla Mining Co.	622,729	3,437,464
	Huntsman Corp.	201,971	3,736,463
*	Ingevity Corp.	19,251	1,125,798
	Innospec, Inc.	33,501	2,518,270
#	International Flavors & Fragrances, Inc.	5,882	740,838
	International Paper Co.	225,678	7,851,338
*	Intrepid Potash, Inc.	73,435	66,539
	Kaiser Aluminum Corp.	21,204	1,313,588
*	Koppers Holdings, Inc.	22,994	578,759
*	Kraton Corp.	35,082	461,328
#	Kronos Worldwide, Inc.	74,463	836,964
	Linde P.L.C.	28,454	6,974,360
#*	Livent Corp.	40,204	252,079
	Louisiana-Pacific Corp.	100,862	3,194,300
*	LSB Industries, Inc.	12,954	13,602
	LyondellBasell Industries NV, Class A	29,779	1,861,783
	Martin Marietta Materials, Inc.	4,388	909,106
	Materion Corp.	27,895	1,601,731
	Mercer International, Inc.	75,117	559,622
	Minerals Technologies, Inc.	39,068	1,831,508
	Mosaic Co. (The)	179,344	2,415,764
	Myers Industries, Inc.	62,972	948,358
	Neenah, Inc.	20,489	914,014
	NewMarket Corp.	2,222	832,828
	Newmont Corp.	68,415	4,734,318
#	Nexa Resources SA	6,034	37,954
	Northern Technologies International Corp.	7,510	64,811
	Nucor Corp.	131,673	5,523,682
	O-I Glass, Inc.	100,679	1,051,089
	Olin Corp.	148,392	1,667,926
	Olympic Steel, Inc.	12,040	127,383
	Packaging Corp. of America	21,650	2,080,998
	PH Glatfelter Co.	50,583	805,787
	PPG Industries, Inc.	17,129	1,843,937
	Rayonier Advanced Materials, Inc.	54,811	159,500
	Reliance Steel & Aluminum Co.	74,876	7,357,316
*	Resolute Forest Products, Inc.	66,341	201,013
	Royal Gold, Inc.	6,934	970,275
	RPM International, Inc.	18,756	1,530,302
*	Ryerson Holding Corp.	39,611	223,010

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Schnitzer Steel Industries, Inc., Class A	29,480	$542,432
	Schweitzer-Mauduit International, Inc.	40,016	1,301,720
	Scotts Miracle-Gro Co. (The)	10,869	1,723,497
	Sealed Air Corp.	25,374	905,344
	Sensient Technologies Corp.	35,028	1,828,812
	Silgan Holdings, Inc.	40,498	1,549,049
	Sonoco Products Co.	60,999	3,156,088
#	Southern Copper Corp.	2,800	122,388
	Steel Dynamics, Inc.	219,730	6,022,799
	Stepan Co.	29,689	3,242,039
*	Summit Materials, Inc., Class A	107,591	1,583,740
	SunCoke Energy, Inc.	73,518	234,522
*	Synalloy Corp.	9,826	69,765
#	Tecnoglass, Inc.	4,328	21,424
*	TimkenSteel Corp.	47,500	174,325
*	Trecora Resources	27,085	155,739
	Tredegar Corp.	39,626	629,261
#	Trinseo SA	41,077	891,371
*	Tronox Holdings P.L.C., Class A	85,086	648,355
*	UFP Technologies, Inc.	6,172	266,260
	United States Lime & Minerals, Inc.	7,942	716,448
#	United States Steel Corp.	164,257	1,093,952
*	Universal Stainless & Alloy Products, Inc.	9,001	64,717
#*	US Concrete, Inc.	16,348	405,757
	Valvoline, Inc.	50,527	1,036,814
	Verso Corp., Class A	63,032	769,621
	Vulcan Materials Co.	15,682	1,841,380
	Warrior Met Coal, Inc.	56,075	892,714
#	Westlake Chemical Corp.	72,184	3,934,028
	WestRock Co.	174,821	4,695,692
	Worthington Industries, Inc.	54,839	2,052,075
	WR Grace & Co.	13,166	607,348
TOTAL MATERIALS			225,231,523
REAL ESTATE — (0.5%)
#*	Altisource Asset Management Corp.	87	1,272
#*	Altisource Portfolio Solutions SA	3,002	40,317
*	CBRE Group, Inc., Class A	68,154	2,985,827
#*	CKX Lands, Inc.	465	4,101
	CTO Realty Growth, Inc.	8,198	324,969
#*	Cushman & Wakefield P.L.C.	19,048	203,814
*	Five Point Holdings LLC, Class A	11,936	57,293
*	Forestar Group, Inc.	11,719	202,856
*	FRP Holdings, Inc.	12,520	489,782
	Griffin Industrial Realty, Inc.	5,473	269,272
*	Howard Hughes Corp. (The)	29,979	1,594,583
*	InterGroup Corp. (The)	235	5,964
	Jones Lang LaSalle, Inc.	37,266	3,685,980
	Kennedy-Wilson Holdings, Inc.	175,988	2,611,662
*	Marcus & Millichap, Inc.	39,188	1,067,481
#*	Maui Land & Pineapple Co., Inc.	2,532	26,358
	Newmark Group, Inc., Class A	126,541	515,022
*	Rafael Holdings, Inc., Class B	20,949	292,657
	RE/MAX Holdings, Inc., Class A	19,862	642,933
	Realogy Holdings Corp.	102,379	927,554
	RMR Group, Inc. (The), Class A	10,203	293,438
#*	St Joe Co. (The)	63,813	1,315,186
*	Stratus Properties, Inc.	10,935	208,858
*	Tejon Ranch Co.	36,869	529,070

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Trinity Place Holdings, Inc.	3,429	$4,561
TOTAL REAL ESTATE			18,300,810
UTILITIES — (1.2%)
	AES Corp.	68,477	1,042,905
	ALLETE, Inc.	9,015	534,590
	Alliant Energy Corp.	106	5,708
	American States Water Co.	15,179	1,166,962
	Artesian Resources Corp., Class A	5,487	192,484
	Atlantica Sustainable Infrastructure P.L.C.	40,059	1,200,568
	Atmos Energy Corp.	12,134	1,286,083
	Avangrid, Inc.	9,028	449,504
	Avista Corp.	20,799	772,267
	Black Hills Corp.	8,173	472,890
	California Water Service Group	16,650	780,386
	Chesapeake Utilities Corp.	8,754	739,625
	Clearway Energy, Inc., Class A	3,852	88,249
	Clearway Energy, Inc., Class C	14,450	354,603
	CMS Energy Corp.	17,300	1,110,314
	Consolidated Water Co., Ltd.	17,333	212,676
	Essential Utilities, Inc.	18,470	837,614
	Evergy, Inc.	22,911	1,485,320
	Eversource Energy	15,733	1,417,071
#	Genie Energy, Ltd., Class B	24,408	198,437
	Hawaiian Electric Industries, Inc.	20,043	726,759
	IDACORP, Inc.	5,746	535,815
	MDU Resources Group, Inc.	167,375	3,511,527
	MGE Energy, Inc.	14,329	950,443
	Middlesex Water Co.	8,260	529,136
	National Fuel Gas Co.	11,930	484,000
	New Jersey Resources Corp.	81,493	2,531,173
	NiSource, Inc.	31,603	772,693
#	Northwest Natural Holding Co.	12,538	670,658
	NorthWestern Corp.	17,497	984,381
	NRG Energy, Inc.	58,726	1,985,526
	OGE Energy Corp.	16,299	536,237
	ONE Gas, Inc.	7,311	553,443
#	Ormat Technologies, Inc.	58,961	3,508,179
	Otter Tail Corp.	18,309	700,319
	Pinnacle West Capital Corp.	7,400	614,792
#	PNM Resources, Inc.	31,020	1,309,975
	Portland General Electric Co.	15,008	662,303
*	Pure Cycle Corp.	2,900	26,187
	RGC Resources, Inc.	1,634	37,909
	SJW Group	12,053	752,830
#	South Jersey Industries, Inc.	31,150	726,730
	Southwest Gas Holdings, Inc.	7,654	533,025
#	Spark Energy, Inc., Class A	2,524	19,056
	Spire, Inc.	7,217	445,000
»	TerraForm Power, Inc., Class A	25,689	549,813
	UGI Corp.	26,511	883,877
	Unitil Corp.	9,001	388,393
	Vistra Corp.	277,420	5,176,657
	WEC Energy Group, Inc.	6,451	614,522

U.S. Vector Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	7,798	$361,125
TOTAL UTILITIES		46,430,739
TOTAL COMMON STOCKS		3,625,039,990
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	14,980	404,310
INDUSTRIALS — (0.0%)
WESCO International, Inc.	29,528	800,800
TOTAL PREFERRED STOCKS		1,205,110
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Occidental Petroleum Corp. 08/03/2027	8,291	46,425
#*» Parker Drilling Co. Warrants 09/16/2024	1,033	0
TOTAL ENERGY		46,425
TOTAL INVESTMENT SECURITIES (Cost $2,471,220,058)		3,626,291,525

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	16,763,549	16,763,549
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	12,588,807	145,665,089
TOTAL INVESTMENTS — (100.0%)
(Cost $2,633,626,464)^^			$3,788,720,163
As of July 31, 2020, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	94	09/18/20	$14,322,448	$15,338,450	$1,016,002
Total Futures Contracts			$14,322,448	$15,338,450	$1,016,002
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$270,402,127	—	—	$270,402,127
Consumer Discretionary	437,145,182	$3,642	—	437,148,824
Consumer Staples	173,399,099	—	—	173,399,099
Energy	143,209,745	—	—	143,209,745
Financials	761,840,708	4,968	—	761,845,676
Health Care	401,203,512	90,574	—	401,294,086
Industrials	648,920,933	—	—	648,920,933

U.S. Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$498,835,449	$20,979	—	$498,856,428
Materials	225,231,523	—	—	225,231,523
Real Estate	18,300,810	—	—	18,300,810
Utilities	45,880,926	549,813	—	46,430,739
Preferred Stocks
Communication Services	404,310	—	—	404,310
Industrials	800,800	—	—	800,800
Rights/Warrants
Energy	—	46,425	—	46,425
Temporary Cash Investments	16,763,549	—	—	16,763,549
Securities Lending Collateral	—	145,665,089	—	145,665,089
Futures Contracts**	1,016,002	—	—	1,016,002
TOTAL	$3,643,354,675	$146,381,490	—	$3,789,736,165
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.3%)
COMMUNICATION SERVICES — (2.8%)
	A.H. Belo Corp., Class A	38,759	$58,914
	Alaska Communications Systems Group, Inc.	229,071	522,282
#	AMC Entertainment Holdings, Inc., Class A	35,360	142,854
#*	AMC Networks, Inc., Class A	360,520	8,328,012
	Anterix, Inc.	68,931	3,004,013
	ATN International, Inc.	142,868	8,233,483
*	Ballantyne Strong, Inc.	110,980	190,886
#*	Bandwidth, Inc., Class A	8,703	1,260,020
#	Beasley Broadcast Group, Inc., Class A	84,471	149,514
*	Boingo Wireless, Inc.	524,137	7,573,780
#*	Boston Omaha Corp., Class A	6,951	110,521
#*	Cardlytics, Inc.	15,198	1,009,451
#*	Cargurus, Inc.	496,495	14,343,741
#*	Cars.com, Inc.	679,909	5,520,861
*	Central European Media Enterprises, Ltd., Class A	124,045	493,699
*	Cincinnati Bell, Inc.	795,580	11,941,656
	Cinemark Holdings, Inc.	67,399	797,330
*	Clear Channel Outdoor Holdings, Inc.	254,785	233,510
	Cogent Communications Holdings, Inc.	472,644	42,589,951
*	comScore, Inc.	60,002	180,006
*	Consolidated Communications Holdings, Inc.	674,269	4,922,164
*	Cumulus Media, Inc., Class A	10,262	40,330
#*	Daily Journal Corp.	951	270,084
*	DHI Group, Inc.	224,002	560,005
#	Emerald Holding, Inc.	85,080	231,418
#	Entercom Communications Corp., Class A	910,933	1,275,306
	Entravision Communications Corp., Class A	843,146	1,112,953
#*	Eros International P.L.C.	6,500	18,460
#	EW Scripps Co. (The), Class A	672,569	7,653,835
*	Fluent, Inc.	52,068	94,764
#*	Gaia, Inc.	108,702	997,884
#	Gannett Co., Inc.	1,314,872	1,946,011
*	Glu Mobile, Inc.	733,558	6,924,787
*	Gray Television, Inc.	748,008	10,726,435
*	Gray Television, Inc., Class A	25,196	322,761
*	Harte-Hanks, Inc.	7,330	15,906
*	Hemisphere Media Group, Inc.	105,735	930,468
*	IDT Corp., Class B	269,950	1,757,374
*	IMAX Corp.	287,596	3,246,959
*	Iridium Communications, Inc.	688,565	18,859,795
#	John Wiley & Sons, Inc., Class A	440,153	14,890,376
#*	Lee Enterprises, Inc.	190,044	164,236
#*	Liberty Latin America, Ltd., Class A	278,794	2,866,002
*	Liberty Latin America, Ltd., Class C	581,738	5,951,180
#*	Liberty Media Corp.-Liberty Braves, Class A	57,301	1,083,562
*	Liberty Media Corp.-Liberty Braves, Class C	141,435	2,637,763
*	Liberty TripAdvisor Holdings, Inc., Class A	894,793	2,219,087
#*	Lions Gate Entertainment Corp., Class A	451,669	3,459,784
*	Lions Gate Entertainment Corp., Class B	434,873	3,091,947
	Loral Space & Communications, Inc.	7,984	145,069
*	Marchex, Inc., Class B	766,622	1,195,930
	Marcus Corp. (The)	135,927	1,877,152
*	Mediaco Holding, Inc., Class A	2,817	13,916
#*	Meet Group, Inc. (The)	1,062,995	6,622,459

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Meredith Corp.	413,525	$5,938,219
#*	MSG Networks, Inc., Class A	462,551	4,408,111
	National CineMedia, Inc.	1,024,405	2,530,280
#	New York Times Co. (The), Class A	222,357	10,259,552
#	Nexstar Media Group, Inc., Class A	326,372	28,606,506
#*	ORBCOMM, Inc.	853,266	3,592,250
*	Pegasus Cos., Inc. (The)	170	34,682
*	Professional Diversity Network, Inc.	8,633	8,978
*	QuinStreet, Inc.	512,647	5,985,154
*	Reading International, Inc., Class A	191,049	832,974
#*	Reading International, Inc., Class B	2,710	45,392
	Saga Communications, Inc., Class A	20,485	478,939
#	Salem Media Group, Inc.	93,057	155,405
	Scholastic Corp.	178,366	4,268,298
*	Sciplay Corp., Class A	2,435	35,600
	Shenandoah Telecommunications Co.	509,157	25,595,322
	Spok Holdings, Inc.	220,900	2,213,418
#*	SRAX, Inc.	29,870	76,168
*	TechTarget, Inc.	323,706	11,747,291
	TEGNA, Inc.	866,096	10,202,611
	Telephone and Data Systems, Inc.	1,019,059	19,790,126
	Townsquare Media, Inc., Class A	127,764	567,272
*	Travelzoo	136,282	835,409
#	Tribune Publishing Co.	323,991	3,158,912
	TripAdvisor, Inc.	261,803	5,296,275
*	TrueCar, Inc.	219,114	823,869
*	United States Cellular Corp.	215,017	6,379,554
*	Vonage Holdings Corp.	2,082,234	24,882,696
#	World Wrestling Entertainment, Inc., Class A	55,705	2,596,410
*	Yelp, Inc.	359,178	8,972,266
*	Zedge, Inc., Class B	32,810	45,606
*	Zynga, Inc., Class A	1,094,946	10,763,319
TOTAL COMMUNICATION SERVICES			415,937,510
CONSUMER DISCRETIONARY — (14.6%)
#*	1-800-Flowers.com, Inc., Class A	467,587	13,209,333
	Aaron's, Inc.	687,762	35,887,421
#	Abercrombie & Fitch Co., Class A	650,615	6,265,422
#	Acushnet Holdings Corp.	68,870	2,620,503
*	Adient P.L.C.	529,765	8,815,290
*	Adtalem Global Education, Inc.	495,678	17,021,582
	AMCON Distributing Co.	2,751	189,049
#*	American Axle & Manufacturing Holdings, Inc.	1,375,619	9,711,870
#	American Eagle Outfitters, Inc.	1,766,059	17,660,590
*	American Public Education, Inc.	65,064	1,894,013
*	America's Car-Mart, Inc.	82,962	7,894,664
	Ark Restaurants Corp.	17,494	172,491
*	Asbury Automotive Group, Inc.	221,838	22,217,076
*	Aspen Group, Inc.	8,640	76,032
#*	At Home Group, Inc.	275,068	3,416,345
*	AutoNation, Inc.	407,936	20,943,434
*	Barnes & Noble Education, Inc.	699,084	1,482,058
	Bassett Furniture Industries, Inc.	122,146	1,071,220
*	BBQ Holdings, Inc.	49,193	147,579
	BBX Capital Corp.	41,356	575,675
*	Beazer Homes USA, Inc.	9,409	105,287
#	Bed Bath & Beyond, Inc.	1,166,398	12,620,426
#	Big 5 Sporting Goods Corp.	144,363	808,433
	Big Lots, Inc.	426,517	16,779,179

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Biglari Holdings, Inc., Class A	260	$82,215
*	Biglari Holdings, Inc., Class B	12,761	828,572
#	BJ's Restaurants, Inc.	216,285	4,338,677
#	Bloomin' Brands, Inc.	845,564	9,740,897
#*	Blue Apron Holdings, Inc., Class A	846	10,127
#*	Boot Barn Holdings, Inc.	320,097	6,197,078
	Bowl America, Inc., Class A	10,705	102,233
	Brinker International, Inc.	417,747	11,233,217
	Brunswick Corp.	87,505	5,861,085
#	Buckle, Inc. (The)	230,116	3,688,759
#*	Build-A-Bear Workshop, Inc.	230,241	543,369
	Caleres, Inc.	412,668	2,603,935
#	Callaway Golf Co.	828,062	15,774,581
*	Capri Holdings, Ltd.	32,506	486,940
#*	CarParts.com, Inc.	162,608	2,235,047
	Carriage Services, Inc.	232,243	5,134,893
#*	Carrols Restaurant Group, Inc.	603,457	3,705,226
#	Carter's, Inc.	174,854	13,764,507
#	Cato Corp. (The), Class A	248,875	1,789,411
*	Cavco Industries, Inc.	92,249	18,480,242
*	Century Communities, Inc.	303,858	10,823,422
#	Cheesecake Factory, Inc. (The)	471,135	11,307,240
#	Chico's FAS, Inc.	1,404,656	1,783,913
#	Children's Place, Inc. (The)	174,156	4,251,148
#	Choice Hotels International, Inc.	185,477	15,587,487
	Churchill Downs, Inc.	92,913	12,870,309
*	Chuy's Holdings, Inc.	215,786	3,433,155
	Citi Trends, Inc.	142,305	2,450,492
	Clarus Corp.	34,287	410,758
	Collectors Universe, Inc.	133,866	5,094,940
*	Conn's, Inc.	317,603	3,163,326
#*	Container Store Group, Inc. (The)	78,468	270,715
	Cooper Tire & Rubber Co.	507,826	15,773,076
#*	Cooper-Standard Holdings, Inc.	168,559	1,805,267
	Core-Mark Holding Co., Inc.	433,085	11,485,414
	Cracker Barrel Old Country Store, Inc.	133,687	14,768,403
*	Crocs, Inc.	651,179	23,403,373
	Crown Crafts, Inc.	4,141	19,421
	Culp, Inc.	169,473	1,881,150
	Dana, Inc.	1,341,984	15,338,877
#	Dave & Buster's Entertainment, Inc.	358,947	4,429,406
*	Deckers Outdoor Corp.	208,190	43,563,757
#*	Del Taco Restaurants, Inc.	498,379	3,812,599
#*	Delphi Technologies P.L.C.	386,747	5,797,338
*	Delta Apparel, Inc.	35,597	501,206
*	Denny's Corp.	570,577	5,069,577
#	Designer Brands, Inc., Class A	664,502	3,927,207
#	Dick's Sporting Goods, Inc.	691,501	31,546,276
#	Dillard's, Inc., Class A	27,554	648,897
#	Dine Brands Global, Inc.	111,011	5,043,230
*	Dixie Group, Inc. (The)	7,509	7,884
*	Dorman Products, Inc.	294,416	24,068,508
	Dover Motorsports, Inc.	63,212	89,761
*	Drive Shack, Inc.	67,994	121,709
#*	Duluth Holdings, Inc., Class B	61,001	450,797
	Educational Development Corp.	43,145	575,554
#*	El Pollo Loco Holdings, Inc.	335,288	6,625,291
*	Emerson Radio Corp.	21,522	16,185
	Escalade, Inc.	49,901	765,980

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	290,794	$3,443,001
*	Everi Holdings, Inc.	187,794	1,066,670
#*	Express, Inc.	893,679	902,616
	Extended Stay America, Inc.	423,238	4,829,146
#*	Fiesta Restaurant Group, Inc.	345,367	2,237,978
#*	Five Below, Inc.	31,753	3,458,219
*	Flanigan's Enterprises, Inc.	5,380	84,812
	Flexsteel Industries, Inc.	83,321	1,313,972
*	Floor & Decor Holdings, Inc., Class A	404,767	26,674,145
	Foot Locker, Inc.	188,211	5,531,521
#*	Fossil Group, Inc.	506,156	1,675,376
#*	Fox Factory Holding Corp.	376,695	33,525,855
*	Francesca's Holdings Corp.	7,978	44,278
*»	FRD Acquisition Co. Escrow Shares	106,674	0
*	frontdoor, Inc.	311,629	13,086,860
*	Full House Resorts, Inc.	4,937	6,862
#*	Funko, Inc., Class A	5,965	33,046
#*	GameStop Corp., Class A	466,262	1,869,711
	Gap, Inc. (The)	84,704	1,132,492
*	Garrett Motion, Inc.	112,151	659,448
#*	Genesco, Inc.	186,768	2,904,242
*	Gentherm, Inc.	358,178	13,886,561
#*	G-III Apparel Group, Ltd.	480,094	4,748,130
#*	Good Times Restaurants, Inc.	1,862	2,104
	Goodyear Tire & Rubber Co. (The)	995,162	8,966,410
*	GoPro, Inc., Class A	219,477	1,161,033
	Graham Holdings Co., Class B	40,935	16,307,276
*	Grand Canyon Education, Inc.	78,469	6,963,339
*	Green Brick Partners, Inc.	104,930	1,448,034
#	Group 1 Automotive, Inc.	194,709	16,359,450
#*	Groupon, Inc.	170,055	2,610,344
*	GrubHub, Inc.	120,482	8,703,620
#	Guess?, Inc.	669,669	6,924,377
#	H&R Block, Inc.	312,226	4,527,277
#	Hamilton Beach Brands Holding Co., Class A	135,439	2,058,673
#	Hanesbrands, Inc.	311,080	4,395,560
#	Harley-Davidson, Inc.	120,769	3,143,617
	Haverty Furniture Cos., Inc., Class A	3,785	53,804
*	Helen of Troy, Ltd.	254,318	47,875,363
#*	Hibbett Sports, Inc.	221,331	5,132,666
*	Hilton Grand Vacations, Inc.	375,211	7,616,783
#	Hooker Furniture Corp.	134,044	2,868,542
#*	Horizon Global Corp.	226,099	929,267
*	Houghton Mifflin Harcourt Co.	578,617	1,712,706
*	Hudson, Ltd., Class A	3,986	17,459
*	Installed Building Products, Inc.	287,953	22,779,962
#	International Game Technology P.L.C.	190,331	1,876,664
#*	iRobot Corp.	271,372	19,726,031
*	J Alexander's Holdings, Inc.	82,660	332,293
#	Jack in the Box, Inc.	235,075	19,302,008
	Johnson Outdoors, Inc., Class A	98,500	8,624,660
*	K12, Inc.	402,799	18,444,166
	KB Home	756,325	25,442,773
#*	Kirkland's, Inc.	4,700	25,286
*	Koss Corp.	4,921	9,350
#*	Lakeland Industries, Inc.	107,074	2,533,371
#*	Lands' End, Inc.	95,882	826,503
*	Laureate Education, Inc., Class A	499,929	6,339,100
*»	Lazare Kaplan International Inc.	9,600	1,350

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	La-Z-Boy, Inc.	504,665	$14,362,766
	LCI Industries	238,877	30,050,727
*	Leaf Group, Ltd.	302,625	1,552,466
	Leggett & Platt, Inc.	158,272	6,345,124
*	LGI Homes, Inc.	31,932	3,643,760
	Lifetime Brands, Inc.	124,805	879,875
*	Lindblad Expeditions Holdings, Inc.	408,488	2,961,538
*	Liquidity Services, Inc.	383,325	1,974,124
#	Lithia Motors, Inc., Class A	240,862	55,193,527
*	Live Ventures, Inc.	1,158	10,781
*	Luby's, Inc.	8,227	9,379
*	Lumber Liquidators Holdings, Inc.	317,902	7,095,573
*	M/I Homes, Inc.	184,927	7,698,511
#	Macy's, Inc.	249,844	1,514,055
*	Magnite, Inc.	444,781	2,670,910
*	Malibu Boats, Inc., Class A	223,171	13,117,991
	Marine Products Corp.	188,416	2,417,377
*	MarineMax, Inc.	226,159	6,273,651
	Marriott Vacations Worldwide Corp.	255,411	21,623,095
*	MasterCraft Boat Holdings, Inc.	201,894	4,179,206
#*	Mattel, Inc.	417,586	4,639,380
	MDC Holdings, Inc.	512,387	22,970,309
»	Media General, Inc.	298,450	27,995
*	Meritage Homes Corp.	314,771	31,218,988
#*	Michaels Cos., Inc. (The)	1,426,715	10,243,814
*	Modine Manufacturing Co.	471,941	2,567,359
*	Monarch Casino & Resort, Inc.	25,809	934,028
#	Monro, Inc.	323,856	18,233,093
#*	Motorcar Parts of America, Inc.	227,654	3,789,301
	Movado Group, Inc.	152,107	1,466,311
*	Murphy USA, Inc.	289,699	38,359,045
	Nathan's Famous, Inc.	65,772	3,349,768
#*	National Vision Holdings, Inc.	174,350	5,577,456
#*	Nautilus, Inc.	389,071	4,058,011
*	New Home Co., Inc. (The)	199,417	689,983
#*	Noodles & Co.	250,009	1,737,563
#	Nordstrom, Inc.	253,184	3,466,089
#	ODP Corp. (The)	446,549	9,855,336
#*	Ollie's Bargain Outlet Holdings, Inc.	131,435	13,813,818
#	Oxford Industries, Inc.	175,748	7,546,619
	P&F Industries, Inc., Class A	11,500	54,050
	Papa John's International, Inc.	311,539	29,493,397
#*	Penn National Gaming, Inc.	313,880	10,624,838
#	Penske Automotive Group, Inc.	552,033	24,742,119
*	Perdoceo Education Corp.	870,559	12,536,050
#	PetMed Express, Inc.	273,036	8,518,723
#*	Playa Hotels & Resorts NV	58,151	211,088
*	PlayAGS, Inc.	94,020	317,788
	Polaris, Inc.	51,598	5,347,101
*	Potbelly Corp.	307,015	1,074,552
	PVH Corp.	3,732	181,599
*	Quotient Technology, Inc.	100,799	807,400
*	Qurate Retail, Inc., Class A	404,357	4,411,535
#	RCI Hospitality Holdings, Inc.	73,074	882,734
#*	Red Lion Hotels Corp.	243,733	572,773
#*	Red Robin Gourmet Burgers, Inc.	114,585	1,001,473
	Red Rock Resorts, Inc., Class A	111,461	1,221,613
#*	Regis Corp.	427,733	3,284,989
	Rent-A-Center, Inc.	153,253	4,432,077

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	RH	91,089	$26,181,711
	Rocky Brands, Inc.	84,742	1,927,880
#	Ruth's Hospitality Group, Inc.	402,406	2,694,108
#*	Sally Beauty Holdings, Inc.	1,090,904	12,665,395
#*	Scientific Games Corp., Class A	300,094	5,272,652
#*	SeaWorld Entertainment, Inc.	434,413	6,285,956
*	Select Interior Concepts, Inc., Class A	5,266	24,645
*	ServiceMaster Global Holdings, Inc.	33,453	1,367,893
#*	Shake Shack, Inc., Class A	261,347	12,688,397
#*	Shiloh Industries, Inc.	330,105	468,749
#	Shoe Carnival, Inc.	145,008	3,559,946
	Shutterstock, Inc.	254,679	13,839,257
#	Signet Jewelers, Ltd.	461,642	4,958,035
#	Six Flags Entertainment Corp.	368,294	6,404,633
#*	Skechers U.S.A., Inc., Class A	168,043	4,920,299
*	Skyline Champion Corp.	182,452	5,150,620
*	Sleep Number Corp.	314,800	14,638,200
*	Smith & Wesson Brands, Inc.	669,436	15,992,826
#	Sonic Automotive, Inc., Class A	364,871	13,908,882
*	Sonos, Inc.	56,038	896,608
*	Sportsman's Warehouse Holdings, Inc.	401,278	6,456,563
*	Stamps.com, Inc.	136,039	35,408,231
	Standard Motor Products, Inc.	239,818	10,906,923
	Steven Madden, Ltd.	916,459	19,410,602
#*	Stitch Fix, Inc., Class A	39,066	865,312
*	Stoneridge, Inc.	370,922	7,685,504
	Strategic Education, Inc.	127,212	16,055,426
	Strattec Security Corp.	29,906	646,269
	Superior Group of Cos, Inc.	138,683	2,669,648
	Superior Industries International, Inc.	320,636	480,954
*	Tandy Leather Factory, Inc.	84,087	264,033
	Tapestry, Inc.	69,920	934,131
*	Taylor Morrison Home Corp.	1,278,383	29,978,081
*	Tempur Sealy International, Inc.	403,805	32,688,015
#*	Tenneco, Inc., Class A	219,298	1,624,998
#	Texas Roadhouse, Inc.	391,762	22,013,107
#	Thor Industries, Inc.	162,219	18,491,344
#	Tilly's, Inc., Class A	223,851	1,345,344
	Toll Brothers, Inc.	20,744	792,421
*	TopBuild Corp.	333,680	44,019,066
*	TravelCenters of America, Inc.	50,699	708,772
#*	TRI Pointe Group, Inc.	1,346,973	22,521,389
#	Tupperware Brands Corp.	460,185	7,100,655
#*	Turtle Beach Corp.	127,684	2,341,725
#	Twin River Worldwide Holding, Inc.	16,805	362,316
*	Under Armour, Inc., Class A	160,412	1,687,534
*	Under Armour, Inc., Class C	40,390	383,301
*	Unifi, Inc.	173,618	2,076,471
*	Unique Fabricating, Inc.	993	2,919
*	Universal Electronics, Inc.	156,826	7,224,974
*	Universal Technical Institute, Inc.	156,936	1,166,034
#*	Urban Outfitters, Inc.	786,227	13,004,195
#*	Veoneer, Inc.	18,158	182,488
*	Vera Bradley, Inc.	364,567	1,598,626
#*	Vince Holding Corp.	21,341	97,528
*	Vista Outdoor, Inc.	547,070	9,382,250
#*	Visteon Corp.	278,175	20,198,287
#*	VOXX International Corp.	390,018	2,542,917
#*	Vuzix Corp.	12,574	51,805

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wendy's Co. (The)	1,162,920	$26,956,486
	Weyco Group, Inc.	80,284	1,478,831
	Williams-Sonoma, Inc.	50,924	4,436,499
	Wingstop, Inc.	278,289	43,482,656
	Winmark Corp.	42,388	6,738,844
	Winnebago Industries, Inc.	350,758	21,189,291
	Wolverine World Wide, Inc.	900,494	21,647,876
*	WW International, Inc	311,169	8,021,937
	Wyndham Destinations, Inc.	337,812	8,985,799
	Wyndham Hotels & Resorts, Inc.	102,666	4,533,731
*	YETI Holdings, Inc.	54,502	2,664,603
#*	ZAGG, Inc.	423,955	1,208,272
*	Zovio, Inc.	683,201	2,691,812
*	Zumiez, Inc.	289,087	6,677,910
TOTAL CONSUMER DISCRETIONARY			2,138,091,191
CONSUMER STAPLES — (4.4%)
#*	22nd Century Group, Inc.	47,785	37,860
	Alico, Inc.	45,814	1,382,667
	Andersons, Inc. (The)	249,997	3,554,957
#*	Arcadia Biosciences, Inc.	3,853	13,717
#	B&G Foods, Inc.	607,889	17,574,071
*	BJ's Wholesale Club Holdings, Inc.	712,220	28,524,411
#*	Boston Beer Co., Inc. (The), Class A	48,950	39,671,038
*	Bridgford Foods Corp.	19,669	316,671
#	Calavo Growers, Inc.	175,095	10,115,238
#*	Cal-Maine Foods, Inc.	380,417	16,717,425
#	Casey's General Stores, Inc.	2,704	430,450
*	Central Garden & Pet Co.	105,755	4,003,884
*	Central Garden & Pet Co., Class A	356,360	12,347,874
#*	Chefs' Warehouse, Inc. (The)	319,478	3,683,581
	Coca-Cola Consolidated, Inc.	68,635	15,755,851
*	Coffee Holding Co., Inc.	34,601	97,229
	Coty, Inc., Class A	47,595	176,578
#*	Craft Brew Alliance, Inc.	347,147	5,141,247
*	Darling Ingredients, Inc.	1,567,453	43,778,962
*	Dean Foods Co.	616,001	30,184
*	Edgewell Personal Care Co.	436,130	13,035,926
*	elf Beauty, Inc.	105,133	1,877,675
#	Energizer Holdings, Inc.	43,523	2,181,808
*	Farmer Bros Co.	209,579	1,043,703
	Flowers Foods, Inc.	167,333	3,806,826
#	Fresh Del Monte Produce, Inc.	448,946	10,137,201
*	Freshpet, Inc.	29,299	2,814,169
#*	Hain Celestial Group, Inc. (The)	81,730	2,777,185
*	Hostess Brands, Inc.	657,512	8,337,252
#	Ingles Markets, Inc., Class A	135,342	5,447,516
	Inter Parfums, Inc.	298,211	12,193,848
#	J&J Snack Foods Corp.	184,733	22,746,174
	John B. Sanfilippo & Son, Inc.	117,140	10,328,234
	Lancaster Colony Corp.	171,786	27,243,542
*	Landec Corp.	278,849	2,632,335
#*	Lifevantage Corp.	198,048	2,542,936
*	Lifeway Foods, Inc.	4,241	12,257
#	Limoneira Co.	199,974	2,695,650
	Mannatech, Inc.	8,053	135,290
	Medifast, Inc.	113,855	19,028,586
#	MGP Ingredients, Inc.	174,478	6,328,317
#*	National Beverage Corp.	107,374	6,888,042

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Natura & Co. Holding SA, ADR	650,998	$11,646,354
*	Natural Alternatives International, Inc.	56,385	383,982
	Natural Grocers by Vitamin Cottage, Inc.	273,402	4,327,954
	Natural Health Trends Corp.	17,580	92,822
*	Nature's Sunshine Products, Inc.	77,429	736,350
	Nu Skin Enterprises, Inc., Class A	394,310	17,684,804
	Oil-Dri Corp. of America	51,114	1,777,234
*	Performance Food Group Co.	449,300	12,589,386
	PriceSmart, Inc.	286,336	18,717,784
#*	Revlon, Inc., Class A	18,002	113,773
#*	Rite Aid Corp.	76,256	1,156,041
	Rocky Mountain Chocolate Factory, Inc.	37,409	124,198
	Sanderson Farms, Inc.	192,875	21,504,598
	Seaboard Corp.	1,653	4,468,472
*	Seneca Foods Corp., Class A	67,063	2,627,528
*	Seneca Foods Corp., Class B	2,794	107,569
*	Simply Good Foods Co. (The)	166,636	4,005,929
	SpartanNash Co.	363,549	7,643,618
	Spectrum Brands Holdings, Inc.	232,119	12,571,565
#*	Sprouts Farmers Market, Inc.	1,068,522	28,187,610
*	Tofutti Brands, Inc.	2,962	4,295
#	Tootsie Roll Industries, Inc.	207,336	6,572,551
*	TreeHouse Foods, Inc.	485,932	21,293,540
#	Turning Point Brands, Inc.	183,620	6,037,426
*	United Natural Foods, Inc.	512,691	10,176,916
	United-Guardian, Inc.	19,179	276,561
	Universal Corp.	232,664	9,809,114
*	US Foods Holding Corp.	36,278	736,443
*	USANA Health Sciences, Inc.	206,313	16,748,489
	Vector Group, Ltd.	1,530,432	13,498,410
#*	Veru, Inc.	3,015	8,532
#	Village Super Market, Inc., Class A	97,960	2,473,490
#	WD-40 Co.	132,103	25,964,845
#	Weis Markets, Inc.	178,741	8,904,877
#*	Youngevity International, Inc.	2,400	2,808
TOTAL CONSUMER STAPLES			640,564,235
ENERGY — (2.5%)
	Adams Resources & Energy, Inc.	24,222	512,780
#	Amplify Energy Corp.	176,989	215,927
#	Antero Midstream Corp.	81,749	463,517
#	Arch Resources, Inc.	161,912	5,022,510
	Archrock, Inc.	791,870	5,273,854
	Ardmore Shipping Corp.	223,382	918,100
*	Aspen Aerogels, Inc.	20,197	128,251
#	Berry Corp.	36,030	169,521
#*	Bonanza Creek Energy, Inc.	198,281	3,606,731
*	Bristow Group, Inc.	102,206	1,636,318
	Cactus, Inc., Class A	311,766	7,052,147
#*	Callon Petroleum Co.	2,655,936	3,027,767
#*	Centennial Resource Development, Inc., Class A	541,058	425,975
*	ChampionX Corp.	473,059	4,498,791
	Cimarex Energy Co.	168,459	4,120,507
*	Clean Energy Fuels Corp.	1,643,109	3,910,599
*	CNX Resources Corp.	1,867,957	18,025,785
#*	CONSOL Energy, Inc.	197,890	1,163,593
#*	Contango Oil & Gas Co.	448,696	798,679
#	Core Laboratories NV	176,612	3,767,134
#	CVR Energy, Inc.	423,274	8,126,861

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Dawson Geophysical Co.	240,807	$433,453
#	Delek US Holdings, Inc.	711,777	12,441,862
#*	Denbury Resources, Inc.	2,885,717	73,586
	Devon Energy Corp.	84,839	889,961
	DHT Holdings, Inc.	1,508,176	8,566,440
#	DMC Global, Inc.	186,788	5,487,831
*	Dorian LPG, Ltd.	387,410	3,308,481
#*	Dril-Quip, Inc.	384,362	12,795,411
#*	Earthstone Energy, Inc., Class A	291,109	765,617
#	EnLink Midstream LLC	266,963	654,059
	EQT Corp.	584,407	8,485,590
	Equitrans Midstream Corp.	510,951	4,930,677
	Evolution Petroleum Corp.	402,576	1,054,749
*	Exterran Corp.	302,623	1,504,036
#*	Forum Energy Technologies, Inc.	805,377	403,172
*	Frank's International NV	370,194	844,042
#*	FTS International Inc.	6,193	36,786
#	GasLog, Ltd.	585,779	1,710,475
*	Geospace Technologies Corp.	132,714	1,001,991
#*	Goodrich Petroleum Corp.	25,278	188,321
#*	Green Plains, Inc.	421,456	5,449,426
*	Gulf Island Fabrication, Inc.	269,528	797,803
#*	Gulfport Energy Corp.	3,390,691	3,424,598
	Hallador Energy Co.	75,081	47,421
#*	Helix Energy Solutions Group, Inc.	1,590,971	6,666,168
	Helmerich & Payne, Inc.	418,561	7,462,943
#*	HighPoint Resources Corp.	1,398,810	505,530
	HollyFrontier Corp.	171,229	4,708,797
*	Independence Contract Drilling, Inc.	7,128	23,879
	International Seaways, Inc.	296,724	5,124,423
#*	ION Geophysical Corp.	147,863	406,623
#*	KLX Energy Services Holdings, Inc.	44,799	447,992
#	Kosmos Energy, Ltd.	3,267,095	5,260,023
*	Laredo Petroleum, Inc.	117,379	1,779,466
#	Liberty Oilfield Services, Inc., Class A	94,941	536,417
#*	Mammoth Energy Services, Inc.	58,378	81,145
#*	Matador Resources Co.	1,128,831	9,798,253
*	Matrix Service Co.	330,156	2,890,516
	Mind Technology, Inc.	68,890	157,069
#*	Montage Resources Corp.	45,496	195,178
#	Murphy Oil Corp.	688,052	9,089,167
#	Nabors Industries, Ltd.	87,322	3,703,326
	NACCO Industries, Inc., Class A	55,644	1,215,265
	National Oilwell Varco, Inc.	251,430	2,893,959
*	Natural Gas Services Group, Inc.	103,566	660,751
#*	NCS Multistage Holdings, Inc.	35,615	20,479
*	Newpark Resources, Inc.	1,102,988	2,084,647
*	NexTier Oilfield Solutions, Inc.	798,592	2,012,452
#*	Nine Energy Service, Inc.	30,895	57,465
#*	Noble Corp. P.L.C.	537,771	110,243
	Nordic American Tankers, Ltd.	52,461	238,698
#*	Northern Oil and Gas, Inc.	1,441,118	1,155,056
#*	Oasis Petroleum, Inc.	2,210,268	1,414,572
*	Oceaneering International, Inc.	1,109,864	6,237,436
*	Oil States International, Inc.	599,195	2,684,394
*	Overseas Shipholding Group, Inc., Class A	366,391	846,363
	Panhandle Oil and Gas, Inc., Class A	188,727	415,199
*	Par Pacific Holdings, Inc.	232,162	1,720,320
	Parsley Energy, Inc., Class A	303,822	3,335,966

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Patterson-UTI Energy, Inc.	1,302,677	$5,047,873
#	PBF Energy, Inc., Class A	736,538	6,393,150
#*	PDC Energy, Inc.	1,085,391	15,477,676
#	Peabody Energy Corp.	263,228	821,271
#*	Penn Virginia Corp.	107,508	1,065,404
*	PrimeEnergy Resources Corp.	145	10,331
*	ProPetro Holding Corp.	446,819	2,399,418
	QEP Resources, Inc.	2,314,300	3,402,021
#	Range Resources Corp.	2,123,681	13,718,979
#*	Renewable Energy Group, Inc.	437,744	12,072,979
*	REX American Resources Corp.	54,895	3,741,094
*	RigNet, Inc.	77,183	189,870
#*	Ring Energy, Inc.	638,653	702,518
#*	RPC, Inc.	533,190	1,583,574
*	SandRidge Energy, Inc.	244,593	317,971
#	Scorpio Tankers, Inc.	349,923	4,625,982
*	SEACOR Holdings, Inc.	176,408	5,129,945
*	SEACOR Marine Holdings, Inc.	252,500	621,150
#*	Select Energy Services, Inc., Class A	266,652	1,183,935
#	SFL Corp., Ltd.	580,455	4,823,581
#*	SilverBow Resources, Inc.	29,434	105,079
#	SM Energy Co.	1,178,835	3,477,563
*	Smart Sand, Inc.	54,536	63,807
#	Solaris Oilfield Infrastructure, Inc., Class A	288,745	2,096,289
#*	Southwestern Energy Co.	5,564,534	13,521,818
*	Talos Energy, Inc.	207,413	1,412,483
*	Teekay Corp.	8,100	19,278
#*	Teekay Tankers, Ltd., Class A	45,530	681,584
*	TETRA Technologies, Inc.	1,275,477	858,524
#*	Tidewater, Inc.	103,294	642,489
#*	Transocean, Ltd.	908,394	1,853,124
#	US Silica Holdings, Inc.	638,560	2,254,117
*	VAALCO Energy, Inc.	287,197	330,277
#	Valaris P.L.C.	176,526	69,216
#*	W&T Offshore, Inc.	1,416,303	3,200,845
*	Westwater Resources, Inc.	5,000	11,750
	World Fuel Services Corp.	509,681	11,992,794
*	WPX Energy, Inc.	1,175,182	7,015,837
TOTAL ENERGY			367,036,911
FINANCIALS — (17.0%)
	1st Constitution Bancorp	11,445	141,460
	1st Source Corp.	227,748	7,543,014
	ACNB Corp.	13,956	287,494
	Affiliated Managers Group, Inc.	166,869	11,478,919
#	Alerus Financial Corp.	1,005	19,477
#	Allegiance Bancshares, Inc.	90,582	2,209,295
	Altabancorp	129,840	2,434,500
*	A-Mark Precious Metals, Inc.	84,698	2,040,375
*	Ambac Financial Group, Inc.	305,184	3,906,355
	American Equity Investment Life Holding Co.	832,040	21,175,418
	American National Bankshares, Inc.	66,713	1,465,017
	American National Group, Inc.	76,966	5,668,546
	American River Bankshares	8,894	87,339
	Ameris Bancorp	637,736	14,715,758
	AMERISAFE, Inc.	226,573	14,378,323
	AmeriServ Financial, Inc.	263,126	755,172
	Argo Group International Holdings, Ltd.	245,110	8,213,636
	Arrow Financial Corp.	149,350	4,077,255

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Artisan Partners Asset Management, Inc., Class A	522,064	$18,914,379
	Associated Banc-Corp	1,220,391	15,669,820
	Associated Capital Group, Inc., Class A	2,084	84,277
	Assured Guaranty, Ltd.	243,520	5,316,042
*	Asta Funding, Inc.	5,727	74,279
*	Atlantic American Corp.	20,640	38,184
*	Atlantic Capital Bancshares, Inc.	200,090	2,000,900
	Atlantic Union Bankshares Corp.	633,996	14,309,290
#*	Atlanticus Holdings Corp.	76,425	624,392
	Auburn National BanCorp, Inc.	2,786	126,763
	Axis Capital Holdings, Ltd.	135,080	5,419,410
*	Axos Financial, Inc.	555,153	12,440,979
	Banc of California, Inc.	479,007	5,134,955
	BancFirst Corp.	213,305	9,291,566
*	Bancorp, Inc. (The)	729,965	6,883,570
	BancorpSouth Bank	1,058,710	22,158,800
	Bank of Commerce Holdings	65,851	497,175
	Bank of Hawaii Corp.	378,051	21,409,028
	Bank of Marin Bancorp	103,291	3,244,370
	Bank of NT Butterfield & Son, Ltd. (The)	122,661	3,192,866
	Bank of South Carolina Corp.	808	13,631
#	Bank OZK	512,060	12,315,043
	BankFinancial Corp.	134,611	981,314
	BankUnited, Inc.	309,398	6,231,276
	Bankwell Financial Group, Inc.	12,116	180,528
	Banner Corp.	316,923	11,228,582
	Bar Harbor Bankshares	90,876	1,806,615
#*	Baycom Corp.	21,582	221,863
	BCB Bancorp, Inc.	78,873	634,928
#*	Benefytt Technologies, Inc.	3,818	118,053
#*	Berkshire Bancorp, Inc.	6,917	59,002
	Berkshire Hills Bancorp, Inc.	396,558	3,949,718
	BGC Partners, Inc., Class A	489,023	1,354,594
*	Blucora, Inc.	302,057	3,561,252
#	BOK Financial Corp.	26,028	1,449,760
	Boston Private Financial Holdings, Inc.	882,208	5,191,794
	Bridge Bancorp, Inc.	156,179	2,825,278
*	Bridgewater Bancshares, Inc.	23,058	214,209
*	Brighthouse Financial, Inc.	302,901	8,584,214
*	BrightSphere Investment Group P.L.C.	601,260	8,080,934
	Brookline Bancorp, Inc.	751,703	7,212,590
	Bryn Mawr Bank Corp.	203,505	5,299,270
#	Business First Bancshares, Inc.	2,305	31,440
	Byline Bancorp, Inc.	34,442	446,368
	C&F Financial Corp.	18,083	530,736
	Cadence BanCorp	644,296	5,031,952
#»	Calamos Asset Management, Inc., Class A	139,354	0
	California First National Bancorp	12,327	190,391
#	Cambridge Bancorp	7,756	420,298
	Camden National Corp.	173,510	5,498,532
*	Cannae Holdings, Inc.	153,665	5,790,097
#	Capital City Bank Group, Inc.	114,948	2,164,471
	Capitol Federal Financial, Inc.	1,806,375	17,431,519
	Capstar Financial Holdings, Inc.	59,901	607,995
	Cathay General Bancorp	863,410	20,877,254
	CBTX, Inc.	19,633	310,005
	CCUR Holdings, Inc.	48,574	153,494
	Central Pacific Financial Corp.	258,288	4,018,961
	Central Valley Community Bancorp	38,818	510,069

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Century Bancorp, Inc., Class A	28,084	$1,955,770
	Chemung Financial Corp.	6,674	180,265
	CIT Group, Inc.	151,455	2,873,101
	Citizens & Northern Corp.	62,528	1,106,746
	Citizens Community Bancorp, Inc.	2,440	16,153
	Citizens Holding Co.	2,717	58,579
#*	Citizens, Inc.	201,927	1,159,061
#	City Holding Co.	143,118	8,939,150
	Civista Bancshares, Inc.	44,591	585,480
	CNB Financial Corp.	110,782	1,809,070
	CNO Financial Group, Inc.	855,744	12,921,734
*	Coastal Financial Corp.	690	9,225
	Codorus Valley Bancorp, Inc.	23,830	280,003
	Cohen & Steers, Inc.	378,385	22,771,209
#	Colony Bankcorp, Inc.	18,465	197,022
	Columbia Banking System, Inc.	752,005	21,755,505
*	Columbia Financial, Inc.	17,259	207,626
	Community Bank System, Inc.	492,840	27,712,393
	Community Bankers Trust Corp.	113,174	583,978
	Community Trust Bancorp, Inc.	187,230	5,731,110
	Community West Bancshares	6,650	53,599
	ConnectOne Bancorp, Inc.	335,103	4,621,070
*	Consumer Portfolio Services, Inc.	225,695	738,023
#	Cowen, Inc., Class A	144,446	2,379,026
	Crawford & Co., Class A	249,332	1,827,604
	Crawford & Co., Class B	198,028	1,316,886
#	Cullen/Frost Bankers, Inc.	26,794	1,930,776
#	Curo Group Holdings Corp.	46,768	326,908
*	Customers Bancorp, Inc.	319,357	3,784,380
	CVB Financial Corp.	1,283,058	23,184,858
	Diamond Hill Investment Group, Inc.	40,195	4,583,436
	Dime Community Bancshares, Inc.	384,244	4,512,946
	Donegal Group, Inc., Class A	255,694	3,574,602
	Donegal Group, Inc., Class B	5,267	62,835
*	Donnelley Financial Solutions, Inc.	462,678	4,002,165
	Eagle Bancorp Montana, Inc.	225	3,476
	Eagle Bancorp, Inc.	333,820	10,041,306
	East West Bancorp, Inc.	59,218	2,052,496
	Eaton Vance Corp.	64,403	2,327,524
*	eHealth, Inc.	204,141	14,114,309
*	Elevate Credit, Inc.	133,182	257,041
	Employers Holdings, Inc.	313,218	10,185,849
#*	Encore Capital Group, Inc.	297,144	10,854,670
*	Enova International, Inc.	439,910	7,078,152
*	Enstar Group, Ltd.	86,959	14,604,764
	Enterprise Bancorp, Inc.	33,516	720,594
	Enterprise Financial Services Corp.	237,200	6,893,032
*	Equity Bancshares, Inc., Class A	100,527	1,421,452
*	Esquire Financial Holdings, Inc.	1,400	21,770
	ESSA Bancorp, Inc.	49,020	617,652
	Essent Group, Ltd.	334,632	11,989,865
	Evans Bancorp, Inc.	19,830	437,252
	Evercore, Inc., Class A	327,056	18,086,197
#*	EZCORP, Inc., Class A	576,102	3,295,303
#	Farmers & Merchants Bancorp, Inc.	8,418	180,903
	Farmers National Banc Corp.	147,602	1,595,578
	FB Financial Corp.	44,315	1,126,044
	FBL Financial Group, Inc., Class A	199,807	6,949,287
	Federal Agricultural Mortgage Corp., Class A	2,089	120,118

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp., Class C	91,660	$5,454,687
	Federated Hermes, Inc., Class B	981,845	25,881,434
	FedNat Holding Co.	177,274	1,659,285
	Financial Institutions, Inc.	174,535	2,577,882
	First Bancorp	281,115	5,807,836
	First BanCorp	1,817,876	9,889,245
	First Bancorp, Inc. (The)	83,917	1,690,088
	First Bancshares, Inc. (The)	41,461	825,489
	First Bank	42,476	277,368
	First Busey Corp.	460,275	7,870,703
	First Business Financial Services, Inc.	44,218	657,522
	First Choice Bancorp	24,432	369,656
#	First Citizens BancShares, Inc., Class A	13,592	5,788,425
	First Commonwealth Financial Corp.	933,644	7,347,778
	First Community Bancshares, Inc.	197,936	3,871,628
	First Community Corp.	1,679	22,499
	First Financial Bancorp	925,012	12,871,542
#	First Financial Bankshares, Inc.	935,098	27,978,132
	First Financial Corp.	52,342	1,749,793
	First Financial Northwest, Inc.	89,174	811,483
	First Foundation, Inc.	338,603	5,204,328
#	First Hawaiian, Inc.	401,988	6,986,551
	First Horizon National Corp.	1,458,538	13,520,647
	First Internet Bancorp	83,185	1,218,660
	First Interstate BancSystem, Inc., Class A	396,817	11,551,343
	First Merchants Corp.	554,901	13,556,231
	First Mid Bancshares, Inc.	41,610	1,015,700
	First Midwest Bancorp, Inc.	1,081,920	13,129,099
	First Northwest Bancorp	47,139	483,175
	First of Long Island Corp. (The)	237,348	3,538,859
	First United Corp.	21,456	231,939
	First US Bancshares, Inc.	2,966	17,796
	FirstCash, Inc.	433,062	24,961,694
	Flagstar Bancorp, Inc.	488,552	15,330,762
	Flushing Financial Corp.	292,033	3,235,726
	FNB Corp.	921,713	6,829,893
	Franklin Financial Network, Inc.	187,106	4,939,598
	FS Bancorp, Inc.	19,729	749,702
	Fulton Financial Corp.	1,612,195	15,638,292
	GAMCO Investors, Inc., Class A	107,888	1,272,000
*	Genworth Financial, Inc., Class A	667,856	1,362,426
	German American Bancorp, Inc.	220,950	6,283,818
#	Glacier Bancorp, Inc.	872,748	30,816,732
	Global Indemnity, Ltd.	79,077	1,806,909
#*	Goosehead Insurance, Inc., Class A	14,963	1,546,127
*	Great Elm Capital Group, Inc.	1,125	2,925
	Great Southern Bancorp, Inc.	152,384	5,496,491
	Great Western Bancorp, Inc.	431,638	5,611,294
*	Green Dot Corp., Class A	512,700	25,988,763
#	Greenhill & Co., Inc.	257,352	3,083,077
#*	Greenlight Capital Re, Ltd., Class A	441,617	2,852,846
	Guaranty Bancshares, Inc.	22,836	618,856
	Guaranty Federal Bancshares, Inc.	2,898	42,774
*	Hallmark Financial Services, Inc.	166,205	472,022
	Hamilton Lane, Inc., Class A	123,961	8,954,943
	Hancock Whitney Corp.	522,078	9,950,807
	Hanmi Financial Corp.	361,280	3,334,614
	Hanover Insurance Group, Inc. (The)	13,888	1,414,909
*	HarborOne Bancrop, Inc.	159,532	1,381,547

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Hawthorn Bancshares, Inc.	3,068	$50,683
#	HCI Group, Inc.	175,178	7,816,442
	Heartland Financial USA, Inc.	258,255	8,067,886
	Heritage Commerce Corp.	586,860	3,978,911
	Heritage Financial Corp.	293,037	5,542,795
	Heritage Insurance Holdings, Inc.	132,926	1,577,832
	Hilltop Holdings, Inc.	1,067,639	20,786,931
	Hingham Institution For Savings (The)	9,782	1,721,632
*	HMN Financial, Inc.	31,931	447,034
	Home Bancorp, Inc.	15,399	360,029
#	Home BancShares, Inc.	1,270,779	20,751,821
	HomeStreet, Inc.	277,546	7,338,316
	HomeTrust Bancshares, Inc.	51,389	741,029
	Hope Bancorp, Inc.	1,225,593	10,331,749
	Horace Mann Educators Corp.	339,388	12,754,201
	Horizon Bancorp, Inc.	367,181	3,712,200
	Houlihan Lokey, Inc.	238,573	13,073,800
*	Howard Bancorp, Inc.	43,773	416,281
	Independence Holding Co.	10,066	332,782
	Independent Bank Corp.	299,916	19,350,580
	Independent Bank Corp.	26,958	376,468
#	Independent Bank Group, Inc.	267,634	11,757,162
#	Interactive Brokers Group, Inc., Class A	395,967	19,639,963
	International Bancshares Corp.	657,670	20,006,321
	Invesco, Ltd.	131,070	1,315,943
	Investar Holding Corp.	1,068	14,236
	Investors Bancorp, Inc.	935,877	7,599,321
	Investors Title Co.	16,153	1,858,887
	James River Group Holdings, Ltd.	178,501	8,268,166
	Janus Henderson Group P.L.C.	411,822	8,602,962
	Jefferies Financial Group, Inc.	478,124	7,745,609
	Kearny Financial Corp.	439,453	3,533,202
	Kemper Corp.	413,412	32,461,110
	Kentucky First Federal Bancorp	11,174	67,156
	Kingstone Cos., Inc.	122,806	663,152
	Kinsale Capital Group, Inc.	94,599	18,437,345
	Lake Shore Bancorp, Inc.	537	6,213
	Lakeland Bancorp, Inc.	482,151	4,908,297
#	Lakeland Financial Corp.	261,681	11,582,001
	Landmark Bancorp, Inc.	6,390	131,634
	Lazard, Ltd., Class A	172,719	5,064,121
	LCNB Corp.	4,512	56,490
	Legg Mason, Inc.	475,305	23,760,497
#*	LendingClub Corp.	681,701	3,558,479
#*	LendingTree, Inc.	110,742	38,348,847
*	Limestone Bancorp, Inc.	1,480	15,658
#	Live Oak Bancshares, Inc.	172,570	2,935,416
	Luther Burbank Corp.	30,664	293,454
	Macatawa Bank Corp.	341,662	2,459,966
	Mackinac Financial Corp.	49,134	447,119
#*	Magyar Bancorp, Inc.	1,800	13,752
#*	Maiden Holdings, Ltd.	1,347,890	1,900,525
*	Malvern Bancorp, Inc.	5,936	71,707
#	Manning & Napier, Inc.	37,623	131,681
	Marlin Business Services Corp.	141,817	1,040,937
#*	MBIA, Inc.	909,773	7,287,282
#*	Medley Management, Inc., Class A	2,000	1,459
	Mercantile Bank Corp.	156,911	3,340,635
	Merchants Bancorp	21,734	400,558

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Mercury General Corp.	535,931	$22,996,799
	Meridian Bancorp, Inc.	504,236	5,750,812
	Meta Financial Group, Inc.	352,462	6,576,941
*	Metropolitan Bank Holding Corp.	5,950	176,001
	MGIC Investment Corp.	51,921	429,387
	Mid Penn Bancorp, Inc.	2,649	50,914
	Midland States Bancorp, Inc.	97,443	1,372,972
	MidWestOne Financial Group, Inc.	37,950	686,136
*	MMA Capital Holdings, Inc.	300	7,434
#	Moelis & Co., Class A	351,447	10,469,606
#*	Mr Cooper Group, Inc.	270,452	4,416,481
	National Bank Holdings Corp., Class A	293,270	8,147,041
	National Bankshares, Inc.	236	5,919
	National General Holdings Corp.	685,671	23,305,957
*	National Holdings Corp.	2,600	6,058
	National Western Life Group, Inc., Class A	15,529	3,024,894
	Navient Corp.	1,778,889	14,159,956
#	NBT Bancorp, Inc.	432,889	12,895,763
	Nelnet, Inc., Class A	267,548	15,517,784
	New York Community Bancorp, Inc.	484,037	5,096,910
»	NewStar Financial, Inc.	274,446	27,884
*	NI Holdings, Inc.	800	13,184
*	Nicholas Financial, Inc.	57,617	470,155
*	Nicolet Bankshares, Inc.	27,957	1,566,151
*	NMI Holdings, Inc., Class A	446,606	6,931,325
*	Northeast Bank	48,876	930,599
	Northfield Bancorp, Inc.	499,409	4,799,321
	Northrim BanCorp, Inc.	60,780	1,399,156
	Northwest Bancshares, Inc.	1,385,833	13,650,455
	Norwood Financial Corp.	15,526	376,040
	OceanFirst Financial Corp.	445,204	6,820,525
*	Ocwen Financial Corp.	834,226	992,729
	OFG Bancorp	437,681	5,724,867
	Ohio Valley Banc Corp.	11,334	223,280
	Old National Bancorp	1,564,443	21,886,558
	Old Republic International Corp.	97,320	1,563,932
	Old Second Bancorp, Inc.	261,797	2,178,151
*	On Deck Capital, Inc.	706,859	1,032,014
	OneMain Holdings, Inc.	131,690	3,779,503
	Oppenheimer Holdings, Inc., Class A	68,996	1,462,025
	Origin Bancorp, Inc.	10,300	244,522
#»	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	25,472	346,419
*	Pacific Mercantile Bancorp	117,546	436,096
	Pacific Premier Bancorp, Inc.	694,369	14,588,693
	PacWest Bancorp	41,622	760,642
*	Palomar Holdings, Inc.	787	71,885
#	Park National Corp.	87,061	7,466,351
	Parke Bancorp, Inc.	24,016	280,747
	Patriot National Bancorp, Inc.	424	2,502
	PCSB Financial Corp.	31,761	353,182
	Peapack-Gladstone Financial Corp.	204,760	3,333,493
	Penns Woods Bancorp, Inc.	43,032	869,246
	Pennymac Financial Services, Inc.	292,318	14,107,267
	Peoples Bancorp of North Carolina, Inc.	7,982	132,102
	Peoples Bancorp, Inc.	201,668	4,047,477
	Peoples Financial Services Corp.	1,032	37,059
	People's United Financial, Inc.	233,945	2,524,267
	Pinnacle Financial Partners, Inc.	39,497	1,564,871

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Piper Sandler Cos.	82,036	$5,078,849
	PJT Partners, Inc., Class A	157,308	8,420,697
	Popular, Inc.	128,762	4,778,358
#*	PRA Group, Inc.	508,200	20,104,392
	Preferred Bank	164,360	6,122,410
	Premier Financial Bancorp, Inc.	109,669	1,162,491
	Premier Financial Corp.	425,957	7,530,920
	Primerica, Inc.	107,837	12,903,775
	ProAssurance Corp.	571,343	8,398,742
#	Protective Insurance Corp., Class A	1,471	21,558
	Protective Insurance Corp., Class B	84,422	1,080,602
	Provident Bancorp, Inc.	3,898	30,599
	Provident Financial Holdings, Inc.	66,843	815,485
	Provident Financial Services, Inc.	549,634	7,502,504
	Prudential Bancorp, Inc.	19,468	218,042
	Pzena Investment Management, Inc., Class A	203,454	1,066,099
	QCR Holdings, Inc.	129,799	3,878,394
	Radian Group, Inc.	11,900	177,548
	RBB Bancorp	43,084	551,475
	Red River Bancshares, Inc.	551	22,062
*	Regional Management Corp.	126,601	1,923,069
#	Reliant Bancorp, Inc.	1,055	15,561
	Renasant Corp.	521,204	12,107,569
	Republic Bancorp, Inc., Class A	93,884	2,837,174
*	Republic First Bancorp, Inc.	337,296	785,900
	Riverview Bancorp, Inc.	249,307	1,216,618
	RLI Corp.	416,676	36,721,656
	S&T Bancorp, Inc.	329,106	7,075,779
	Safeguard Scientifics, Inc.	305,735	1,739,632
	Safety Insurance Group, Inc.	167,066	12,641,884
#	Salisbury Bancorp, Inc.	2,658	96,778
	Sandy Spring Bancorp, Inc.	299,196	6,917,412
	Santander Consumer USA Holdings, Inc.	19,717	362,004
	SB Financial Group, Inc.	790	9,812
	SB One Bancorp	37,936	702,195
*	Seacoast Banking Corp. of Florida	375,531	7,090,025
#*	Security National Financial Corp., Class A	2,489	15,307
*	Select Bancorp, Inc.	43,198	337,376
	Selective Insurance Group, Inc.	595,198	32,343,059
#	ServisFirst Bancshares, Inc.	401,524	14,691,763
	Severn Bancorp, Inc.	1,000	6,020
	Shore Bancshares, Inc.	59,102	547,876
	Sierra Bancorp	172,475	3,032,111
	Silvercrest Asset Management Group, Inc., Class A	31,180	342,980
	Simmons First National Corp., Class A	897,177	14,884,166
#	SLM Corp.	639,719	4,330,898
	SmartFinancial, Inc.	31,408	447,878
	Sound Financial Bancorp, Inc.	100	2,815
	South State Corp.	572,765	27,297,980
*	Southern First Bancshares, Inc.	77,516	1,891,390
	Southern Missouri Bancorp, Inc.	34,133	744,441
	Southern National Bancorp of Virginia, Inc.	85,717	721,737
	Southside Bancshares, Inc.	312,625	8,659,713
*	Spirit of Texas Bancshares, Inc.	6,451	75,154
	State Auto Financial Corp.	390,958	6,063,759
	Sterling Bancorp	1,348,401	15,169,511
	Sterling Bancorp, Inc.	52,101	158,908
	Stewart Information Services Corp.	286,741	12,028,785
	Stifel Financial Corp.	527,567	25,576,448

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Stock Yards Bancorp, Inc.	229,014	$8,952,157
*	StoneX Group, Inc.	189,195	9,928,954
	Summit Financial Group, Inc.	29,676	446,327
	Summit State Bank	743	7,326
	Synovus Financial Corp.	122,337	2,465,091
	TCF Financial Corp.	1,117,397	30,717,244
	Territorial Bancorp, Inc.	81,521	1,791,016
*	Texas Capital Bancshares, Inc.	348,062	11,562,620
	TFS Financial Corp.	10,600	153,488
*	Third Point Reinsurance, Ltd.	251,698	1,960,727
	Timberland Bancorp, Inc.	97,034	1,616,586
	Tiptree, Inc.	330,369	1,668,363
	Tompkins Financial Corp.	142,604	9,202,236
	Towne Bank	574,992	10,142,859
	TriCo Bancshares	240,061	6,721,708
*	TriState Capital Holdings, Inc.	348,446	4,616,910
*	Triumph Bancorp, Inc.	146,154	3,829,235
#*	Trupanion, Inc.	16,704	844,721
	TrustCo Bank Corp. NY	1,127,879	6,530,419
	Trustmark Corp.	715,505	16,113,173
	UMB Financial Corp.	471,555	23,483,439
	Umpqua Holdings Corp.	474,961	5,153,327
*	Unico American Corp.	11,600	55,042
	Union Bankshares, Inc.	2,252	40,896
#	United Bancshares, Inc.	900	18,000
	United Bankshares, Inc.	842,321	22,169,889
	United Community Banks, Inc.	790,584	14,175,171
	United Fire Group, Inc.	202,892	5,147,370
	United Insurance Holdings Corp.	429,747	3,180,128
	United Security Bancshares	43,282	270,945
	Unity Bancorp, Inc.	53,536	669,735
	Universal Insurance Holdings, Inc.	342,312	5,993,883
	Univest Financial Corp.	288,901	4,417,296
	Unum Group	274,601	4,731,375
	Valley National Bancorp	3,027,250	22,613,558
	Value Line, Inc.	26,994	665,402
#	Victory Capital Holdings, Inc., Class A	6,311	112,020
	Virtu Financial, Inc., Class A	264,842	6,568,082
#	Virtus Investment Partners, Inc.	94,507	12,845,391
#	Waddell & Reed Financial, Inc., Class A	857,160	12,505,964
	Walker & Dunlop, Inc.	337,929	17,035,001
	Washington Federal, Inc.	759,867	17,735,296
	Washington Trust Bancorp, Inc.	178,343	5,945,956
	Waterstone Financial, Inc.	306,294	4,680,172
	Webster Financial Corp.	134,640	3,671,633
	WesBanco, Inc.	568,047	11,264,372
	West BanCorp, Inc.	176,811	2,901,469
	Westamerica BanCorp	204,020	12,314,647
	Western Alliance Bancorp	127,334	4,577,657
	Western New England Bancorp, Inc.	278,797	1,405,137
	Westwood Holdings Group, Inc.	114,459	1,300,254
	White Mountains Insurance Group, Ltd.	21,980	19,345,257
	Wintrust Financial Corp.	284,784	12,188,755
#	WisdomTree Investments, Inc.	886,746	3,192,286
#*	World Acceptance Corp.	87,156	6,475,691
	WSFS Financial Corp.	480,912	13,720,419
#	WVS Financial Corp.	4,423	57,764
TOTAL FINANCIALS			2,478,242,795

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (10.7%)
#*	Abeona Therapeutics, Inc.	46,116	$131,431
#*	AC Immune SA	3,624	23,665
#*	Acadia Healthcare Co., Inc.	778,699	23,213,017
*	Acceleron Pharma, Inc.	40,042	3,970,965
#*	Accuray, Inc.	1,037,570	2,313,781
*	Acer Therapeutics, Inc.	2,509	9,359
»	Achillion Pharmaceuticals, Inc.	2,084,145	958,707
#*	Acorda Therapeutics, Inc.	462,468	290,800
*	Addus HomeCare Corp.	155,527	14,994,358
#*	Aduro Biotech, Inc.	285,823	806,021
#*	Adverum Biotechnologies, Inc.	603,335	10,117,928
*	Aeglea BioTherapeutics, Inc.	186,663	1,278,642
#*	Aerie Pharmaceuticals Inc.	20,457	236,483
*	Affimed NV	94,326	332,971
#*	Agios Pharmaceuticals, Inc.	109,973	4,983,976
*	Akebia Therapeutics, Inc.	345,259	3,856,543
#*	Akers Biosciences, Inc.	3,790	19,670
*	Albireo Pharma, Inc.	77,510	2,190,433
*	Aldeyra Therapeutics, Inc.	54,044	347,503
#*	Alector, Inc.	2,286	35,822
*	Alkermes P.L.C.	119,286	2,148,341
*	Allied Healthcare Products, Inc.	4,853	50,374
#*	Allscripts Healthcare Solutions, Inc.	1,545,198	13,906,782
*	Altimmune, Inc.	22,499	598,023
#*	AMAG Pharmaceuticals, Inc.	82,833	791,469
*	Amedisys, Inc.	226,761	53,098,356
#*	American Renal Associates Holdings, Inc.	314,330	2,027,429
*	American Shared Hospital Services	11,689	23,612
*	Amicus Therapeutics, Inc.	260,414	3,762,982
*	AMN Healthcare Services, Inc.	470,312	25,838,941
#*	Amneal Pharmaceuticals, Inc.	2,344	10,150
*	Amphastar Pharmaceuticals, Inc.	416,179	8,331,904
*	AnaptysBio, Inc.	43,844	787,438
*	AngioDynamics, Inc.	366,783	3,029,628
*	ANI Pharmaceuticals, Inc.	157,625	4,667,276
#*	Anika Therapeutics, Inc.	177,817	6,472,539
*	Antares Pharma, Inc.	13,169	34,371
*	Apollo Endosurgery, Inc.	4,566	7,032
#*	Apollo Medical Holdings, Inc.	2,107	35,292
*	Applied Genetic Technologies Corp.	293,500	1,549,680
*	Aptinyx, Inc.	2,801	10,560
	Apyx Medical Corp.	98,692	443,127
*	AquaBounty Technologies Inc.	2,500	7,625
»	Aquamed Technologies, Inc.	5,362	0
#*	Aravive, Inc.	61,365	361,440
*	Arcus Biosciences, Inc.	17,700	348,336
*	Ardelyx, Inc.	763,718	4,315,007
*	Arena Pharmaceuticals, Inc.	120,577	7,402,222
*	Arrowhead Pharmaceuticals, Inc.	34,507	1,486,216
*	Arvinas Inc.	780	24,570
*	Assembly Biosciences, Inc.	136,750	3,035,850
*	Assertio Holdings, Inc.	692,323	623,506
*	Atara Biotherapeutics, Inc.	144,886	1,795,138
*	Atossa Therapeutics, Inc.	8,651	32,701
*	AtriCure, Inc.	31,673	1,292,575
	Atrion Corp.	12,066	7,482,127
*	aTyr Pharma, Inc.	1,084	4,282
#*	Avanos Medical, Inc.	433,802	13,304,707
#*	Avrobio, Inc.	43,122	730,918

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Axcella Health, Inc.	2,000	$8,980
#*	AxoGen, Inc.	75,617	859,765
*	BioDelivery Sciences International, Inc.	66,761	279,729
*	BioLife Solutions, Inc.	9,614	185,839
*	BioSpecifics Technologies Corp.	107,814	6,755,625
*	BioTelemetry, Inc.	342,464	14,575,268
*	Bluebird Bio, Inc.	48,233	2,927,743
*	Brookdale Senior Living, Inc.	2,172,190	6,016,966
*	Calithera Biosciences, Inc.	410,543	1,929,552
#	Cantel Medical Corp.	342,998	16,206,655
#*	Capital Senior Living Corp.	107,139	69,415
#*	Cara Therapeutics, Inc.	1,956	32,157
*	Cardiovascular Systems, Inc.	692	21,092
*	CareDx, Inc.	25,478	849,691
*	CASI Pharmaceuticals, Inc.	4,800	9,264
#	Cassava Sciences, Inc.	9,944	31,522
#*	Castlight Health, Inc., Class B	576,010	633,611
*	Catabasis Pharmaceuticals, Inc.	101,134	584,555
#*	Catalyst Biosciences, Inc.	171,064	874,137
*	Catalyst Pharmaceuticals, Inc.	139,526	599,962
#*	Celldex Therapeutics, Inc.	59,554	612,811
#*	Cellular Biomedicine Group, Inc.	3,935	51,824
#*	Champions Oncology, Inc.	87,476	764,540
#*	Chembio Diagnostics, Inc.	5,226	28,900
*	ChemoCentryx, Inc.	364,555	19,215,694
*	Chiasma, Inc.	26,522	115,901
*	Chimerix, Inc.	682,990	2,124,099
#*	Cidara Therapeutics, Inc.	14,987	54,703
»	Clementia Pharmaceuticals, Inc.	2,928	1,967
#*	Codexis, Inc.	33,382	394,909
#*	Collegium Pharmaceutical, Inc.	223,363	3,524,668
#*	Community Health Systems, Inc.	671,618	3,344,658
	Computer Programs and Systems, Inc.	109,495	2,702,337
#*	Concert Pharmaceuticals, Inc.	396,296	3,673,664
	CONMED Corp.	226,815	18,721,310
#*	Corcept Therapeutics, Inc.	594,113	8,881,989
*	CorVel Corp.	176,025	13,992,227
#*	Corvus Pharmaceuticals, Inc.	201,256	853,325
#*	Covetrus, Inc.	100,905	2,236,055
#*	CRISPR Therapeutics AG	3,866	330,388
*	Cross Country Healthcare, Inc.	489,719	3,175,828
*	CryoLife, Inc.	366,722	7,118,074
#*	Cumberland Pharmaceuticals, Inc.	160,805	535,481
#*	Cutera, Inc.	197,092	2,804,619
*	Cyclerion Therapeutics, Inc.	3,599	13,748
#*	Cymabay Therapeutics, Inc.	386,886	1,373,445
*	CynergisTek, Inc.	13,560	23,052
*	CytomX Therapeutics, Inc.	179,820	1,260,538
*	Deciphera Pharmaceuticals, Inc.	28,080	1,302,070
#*	Denali Therapeutics, Inc.	47,117	1,103,480
#*	Digirad Corp.	12,540	35,112
#*	Dyadic International, Inc.	2,130	18,488
#*	Eagle Pharmaceuticals, Inc.	88,996	4,128,524
*	Eidos Therapeutics, Inc.	500	20,050
*	Eiger BioPharmaceuticals, Inc.	8,280	83,214
#»	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	42,322	702,122
*	Emergent BioSolutions, Inc.	321,773	35,794,029
*	Enanta Pharmaceuticals, Inc.	176,549	8,094,772

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Endo International P.L.C.	853,715	$2,970,928
	Ensign Group, Inc. (The)	522,547	24,031,937
	Envista Holdings Corp.	133,821	2,926,665
#*	Enzo Biochem, Inc.	620,587	1,476,997
#*	Epizyme, Inc.	188,335	2,606,556
#*	Evolent Health, Inc., Class A	693,989	8,084,972
#*	Eyenovia, Inc.	7,031	24,749
#*	Fate Therapeutics, Inc.	19,284	603,011
#*	FibroGen, Inc.	111,326	4,505,363
*	Five Prime Therapeutics, Inc.	379,668	2,240,041
#*	Five Star Senior Living, Inc.	16,200	73,548
*	Fluidigm Corp.	55,677	391,966
*	FONAR Corp.	63,510	1,563,616
#*	Fulgent Genetics, Inc.	740	19,499
#*	G1 Therapeutics, Inc.	104,308	1,530,198
*	Global Blood Therapeutics, Inc.	104,516	7,052,740
*	Globus Medical, Inc., Class A	103,317	4,977,813
#*	GlycoMimetics, Inc.	352,053	1,387,089
#*	Gritstone Oncology, Inc.	3,550	11,378
*	Haemonetics Corp.	26,788	2,348,236
*	Hanger, Inc.	101,242	1,767,685
#*	Harpoon Therapeutics, Inc.	1,323	14,566
#	Harrow Health, Inc.	8,401	46,037
*	Harvard Bioscience, Inc.	555,447	1,727,440
*	HealthStream, Inc.	304,245	6,679,699
*	Heron Therapeutics, Inc.	44,608	726,664
#*	Heska Corp.	74,124	7,132,211
*	Histogen, Inc.	2,500	7,175
*	HMS Holdings Corp.	821,440	26,696,800
*	Horizon Therapeutics P.L.C.	1,311,871	80,273,386
#*	ICU Medical, Inc.	45,029	8,273,178
*	Infinity Pharmaceuticals, Inc.	307,704	272,318
*	InfuSystem Holdings, Inc.	19,898	242,955
#*	Innoviva, Inc.	745,507	10,097,892
#*	Inogen, Inc.	157,409	4,832,456
*	Inovalon Holdings, Inc., Class A	27,164	639,169
#*	Inovio Pharmaceuticals, Inc.	384,886	7,482,184
*	Integer Holdings Corp.	314,443	20,680,916
*	Integra LifeSciences Holdings Corp.	69,774	3,331,708
#*	Intellia Therapeutics, Inc.	353,892	6,302,817
#*	Interpace Biosciences, Inc.	484	2,841
*	Intersect ENT, Inc.	29,147	501,037
#*	Intra-Cellular Therapies, Inc.	584,351	11,584,759
#*	IntriCon Corp.	113,238	1,222,970
#	Invacare Corp.	480,559	3,383,135
#*	iRadimed Corp.	4,577	101,976
*	IRIDEX Corp.	60,332	121,871
#*	Ironwood Pharmaceuticals, Inc.	131,893	1,209,459
	IVERIC bio, Inc.	9,772	39,186
#*	Joint Corp. (The)	37,501	541,514
#*	Jounce Therapeutics, Inc.	280,210	1,283,362
#*	Kala Pharmaceuticals, Inc.	227,399	1,989,741
*	KalVista Pharmaceuticals, Inc.	43,565	428,244
#*	Karyopharm Therapeutics, Inc.	212,916	3,417,302
	Kewaunee Scientific Corp.	16,674	158,736
#*	Kindred Biosciences, Inc.	471,506	1,551,255
*	Kiniksa Pharmaceuticals, Ltd., Class A	1,290	25,181
#*	Krystal Biotech, Inc.	649	26,797
*	Kura Oncology, Inc.	139,577	2,294,646

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Lannett Co., Inc.	46,965	$279,442
*	Lantheus Holdings, Inc.	540,303	7,283,284
#	LeMaitre Vascular, Inc.	285,239	8,366,060
#*	Lexicon Pharmaceuticals Inc.	5,900	11,446
#*	LHC Group, Inc.	250,271	48,830,375
#*	Ligand Pharmaceuticals, Inc.	81,365	9,534,351
#	Lineage Cell Therapeutics, Inc.	73,137	59,972
*	LivaNova P.L.C.	179,491	8,353,511
	Luminex Corp.	452,942	16,487,089
#*	Lumos Pharma, Inc.	1,299	18,472
*	MacroGenics, Inc.	419,332	10,651,033
#*	Madrigal Pharmaceuticals, Inc.	18,243	1,871,914
*	Magellan Health, Inc.	208,083	15,433,516
#*	Magenta Therapeutics, Inc.	1,753	12,306
#*	Mallinckrodt P.L.C.	1,059,062	2,361,708
#*	Marinus Pharmaceuticals, Inc.	44,156	74,182
#*	Marker Therapeutics, Inc.	6,300	12,663
*»	MedCath Corp.	65,962	0
*	MEDNAX, Inc.	215,973	4,315,141
#*	Medpace Holdings, Inc.	188,345	22,478,976
*	MEI Pharma, Inc.	75,900	210,623
*	Meridian Bioscience, Inc.	547,456	13,407,197
*	Merit Medical Systems, Inc.	519,119	23,215,002
#	Merrimack Pharmaceuticals, Inc.	130,211	432,301
*	Mersana Therapeutics, Inc.	10,600	210,728
#	Mesa Laboratories, Inc.	15,539	3,681,811
	Millendo Therapeutics, Inc.	2,500	4,325
#*	Minerva Neurosciences, Inc.	431,782	1,504,760
#*	Misonix, Inc.	77,587	964,406
*	Molecular Templates, Inc.	112,861	1,238,085
*	Momenta Pharmaceuticals, Inc.	321,296	9,475,019
*	MTBC, Inc.	17,875	194,301
*	MyoKardia, Inc.	17,277	1,557,176
*	Myriad Genetics, Inc.	674,200	8,137,594
#*	Nabriva Therapeutics P.L.C.	203,184	154,420
#*	NantKwest, Inc.	5,502	61,512
	National HealthCare Corp.	62,043	3,680,391
	National Research Corp.	148,908	8,516,049
*	Natus Medical, Inc.	327,019	6,076,013
#*	Nektar Therapeutics	132,745	2,941,629
*	Neogen Corp.	322,589	24,765,158
#*	NeoGenomics, Inc.	446,463	17,068,280
#	Neoleukin Therapeutics, Inc.	50,332	487,214
*	NextGen Healthcare, Inc.	605,498	8,852,381
#*	NGM Biopharmaceuticals, Inc.	525	9,602
*	NuVasive, Inc.	477,452	27,281,607
#*	ObsEva SA	57,899	147,063
*	Omnicell, Inc.	371,972	26,145,912
#*	Oncocyte Corp.	4,500	6,075
#*	OpGen, Inc.	5,400	11,664
*	Opiant Pharmaceuticals, Inc.	2,884	26,475
#*	OPKO Health, Inc.	1,709,397	8,803,395
#*	Option Care Health, Inc.	83,067	978,529
*	OraSure Technologies, Inc.	747,850	13,573,477
*	Orthofix Medical, Inc.	192,939	5,925,157
#*	OrthoPediatrics Corp.	12,556	529,738
*	Otonomy, Inc.	331,397	1,163,203
#*	Ovid therapeutics, Inc.	2,477	15,977
#	Owens & Minor, Inc.	785,746	12,634,796

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Oxford Immunotec Global P.L.C.	45,580	$596,186
#*	Pacira BioSciences, Inc.	163,608	8,607,417
#	Patterson Cos., Inc.	640,845	17,020,843
#*	PDL BioPharma, Inc.	1,354,466	4,307,202
*	Pennant Group, Inc.	242,159	6,068,505
#*	PetIQ, Inc.	118,972	4,341,288
#*	Pfenex, Inc.	271,658	1,926,055
*	PhaseBio Pharmaceuticals, Inc.	2,400	9,600
	Phibro Animal Health Corp., Class A	186,356	4,322,527
#*	Pieris Pharmaceuticals, Inc.	37,642	96,740
*	Premier, Inc., Class A	30,830	1,078,125
*	Prestige Consumer Healthcare, Inc.	511,535	19,023,987
*	Principia Biopharma, Inc.	2,006	167,702
*	Pro-Dex, Inc.	24,425	464,075
#»	Progenic Pharmaceuticals, Inc.	310,647	0
	ProPhase Labs, Inc.	259	443
*	Protagonist Therapeutics, Inc.	266,098	4,185,722
#*	Protalix BioTherapeutics, Inc.	3,000	10,740
*	Prothena Corp. P.L.C.	433,101	5,301,156
*	Providence Service Corp. (The)	143,621	11,634,737
	Psychemedics Corp.	64,680	298,175
*	Quidel Corp.	292,634	82,660,326
*	R1 RCM, Inc.	142,087	1,942,329
#*	RadNet, Inc.	557,407	8,857,197
*	Recro Pharma, Inc.	2,868	11,730
*	REGENXBIO, Inc.	159,217	5,270,083
*	Repligen Corp.	166,199	25,081,091
#*	Repro-Med Systems, Inc.	1,054	10,993
#*	Retractable Technologies, Inc.	1,700	20,349
*	Retrophin, Inc.	437,820	8,703,862
#*	Revance Therapeutics, Inc.	189,134	4,440,866
#*	Rexahn Pharmaceuticals, Inc.	984	2,617
#*	Rhythm Pharmaceuticals, Inc.	45,788	880,045
#*	Rigel Pharmaceuticals, Inc.	619,382	1,424,579
#*	Rocket Pharmaceuticals, Inc.	30,840	725,665
#*	Sage Therapeutics, Inc.	14,519	661,631
#*	Sangamo Therapeutics, Inc.	446,240	4,832,779
#*	scPharmaceuticals, Inc.	2,339	17,543
*	SeaSpine Holdings Corp.	258,896	2,425,856
*	Select Medical Holdings Corp.	1,327,435	25,274,362
#*	SELLAS Life Sciences Group, Inc.	9,207	32,777
#*	Sharps Compliance Corp.	6,267	47,943
#*	Shockwave Medical, Inc.	1,489	73,437
*	SI-BONE, Inc.	662	11,320
#*	Sientra, Inc.	201,689	766,418
#*	SIGA Technologies, Inc.	96,927	622,271
#	Simulations Plus, Inc.	209,729	14,764,922
#*	Solid Biosciences, Inc.	17,686	46,514
#*	Spectrum Pharmaceuticals, Inc.	275,760	824,522
#*	Spero Therapeutics, Inc.	30,575	357,728
*	Spring Bank Pharmaceuticals, Inc.	1,000	1,550
#*	STAAR Surgical Co.	66,631	3,877,258
#*	Strata Skin Sciences, Inc.	26,318	31,845
*	Strongbridge Biopharma P.L.C	714	2,406
*	Supernus Pharmaceuticals, Inc.	501,972	11,176,407
*	Surgalign Holdings, Inc.	948,951	2,666,552
#*	Surgery Partners, Inc.	229,118	3,498,632
*	Surmodics, Inc.	159,251	7,530,980
#*	Syndax Pharmaceuticals, Inc.	398,154	5,617,953

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Syneos Health, Inc.	15,332	$956,563
*	Synlogic, Inc.	258,947	585,220
#*	Syros Pharmaceuticals, Inc.	171,055	1,623,312
#*	Tabula Rasa HealthCare, Inc.	4,789	269,142
#*	Tactile Systems Technology, Inc.	25,617	1,049,785
*	Taro Pharmaceutical Industries, Ltd.	29,401	1,911,359
*	Tenet Healthcare Corp.	1,012,085	26,759,527
	Tetraphase Pharmaceuticals, Inc.	2,198	440
*	Tracon Pharmaceuticals, Inc.	5,100	8,415
#*	Triple-S Management Corp., Class B	214,543	4,175,007
#*	Ultragenyx Pharmaceutical, Inc.	188,914	14,765,518
*	United Therapeutics Corp.	177,199	19,752,373
#	US Physical Therapy, Inc.	125,475	10,421,953
	Utah Medical Products, Inc.	47,775	3,893,662
*	Vanda Pharmaceuticals, Inc.	156,680	1,579,334
#*	Varex Imaging Corp.	262,690	4,118,979
#*	Verastem, Inc.	76,086	101,955
#*	Vericel Corp.	123,125	2,030,331
#*	ViewRay, Inc.	39,473	109,340
#*	Viking Therapeutics, Inc.	8,126	57,045
#*	Vocera Communications, Inc.	79,580	2,448,677
#*	Voyager Therapeutics, Inc.	3,231	35,767
#*	Wright Medical Group NV	843,019	25,307,430
#*	Xencor, Inc.	89,450	2,691,551
#*	Yield10 Bioscience, Inc.	616	3,807
*	Zogenix, Inc.	130,880	3,113,635
#*	Zynex, Inc.	9,845	188,236
TOTAL HEALTH CARE			1,561,726,726
INDUSTRIALS — (19.2%)
#	AAON, Inc.	497,366	29,468,936
	AAR Corp.	257,312	4,430,913
#	ABM Industries, Inc.	624,074	22,404,257
*	Acacia Research Corp.	322,182	1,275,841
	ACCO Brands Corp.	963,787	6,283,891
	Acme United Corp.	21,615	468,397
	Acuity Brands, Inc.	13,017	1,289,985
#*	Advanced Disposal Services, Inc.	14,662	442,206
	Advanced Drainage Systems, Inc.	302,494	14,822,206
*	Aegion Corp.	269,554	4,156,523
#*	Aerojet Rocketdyne Holdings, Inc.	758,974	31,307,678
*	Aerovironment, Inc.	251,349	19,240,766
	AGCO Corp.	20,846	1,368,123
#	Air Lease Corp.	218,127	5,719,290
*	Air Transport Services Group, Inc.	655,968	15,985,940
	Alamo Group, Inc.	105,457	10,873,671
	Albany International Corp., Class A	292,273	14,052,486
	Allegiant Travel Co.	153,527	17,199,630
	Allied Motion Technologies, Inc.	145,453	5,483,578
	Allison Transmission Holdings, Inc.	82,281	3,074,018
#*	Alpha Pro Tech, Ltd.	20,453	445,262
	Altra Industrial Motion Corp.	133,035	4,553,788
#*	Ameresco, Inc., Class A	218,463	6,047,056
#*	American Superconductor Corp.	18,008	167,474
*	American Woodmark Corp.	170,089	13,712,575
*	AMREP Corp.	8,340	37,196
	Apogee Enterprises, Inc.	291,056	6,283,899
	Applied Industrial Technologies, Inc.	393,603	24,844,221
	ARC Document Solutions, Inc.	533,735	523,327

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ArcBest Corp.	220,621	$6,704,672
	Arcosa, Inc.	44,327	1,871,486
	Argan, Inc.	177,759	7,625,861
*	Armstrong Flooring, Inc.	251,274	746,284
	Armstrong World Industries, Inc.	452,333	32,224,203
*	Art's-Way Manufacturing Co., Inc.	400	872
*	ASGN, Inc.	492,305	33,703,200
	Astec Industries, Inc.	241,822	10,758,661
*	Astronics Corp.	244,845	2,130,152
*	Astronics Corp., Class B	46,658	402,425
*	Atkore International Group, Inc.	260,996	6,960,763
#*	Atlas Air Worldwide Holdings, Inc.	271,404	14,134,720
*	Avalon Holdings Corp., Class A	19,443	33,831
*	Avis Budget Group, Inc.	412,990	10,696,441
*	Axon Enterprise, Inc.	193,504	16,085,988
	AZZ, Inc.	263,502	8,321,393
	Barnes Group, Inc.	509,696	18,792,492
	Barrett Business Services, Inc.	97,346	5,128,187
*	Beacon Roofing Supply, Inc.	669,585	20,864,269
	BG Staffing, Inc.	88,719	805,569
*	Blue Bird Corp.	174,820	2,190,495
*	BMC Stock Holdings, Inc.	393,579	10,075,622
	Brady Corp., Class A	450,900	20,727,873
*	BrightView Holdings, Inc.	43,699	529,632
	Brink's Co. (The)	367,845	16,313,926
*	Broadwind, Inc.	23,943	110,856
*	Builders FirstSource, Inc.	1,053,822	24,965,043
*	CAI International, Inc.	177,215	3,049,870
#*	Capstone Turbine Corp.	4,200	16,842
*	Casella Waste Systems, Inc., Class A	473,776	26,251,928
*	CBIZ, Inc.	439,302	10,622,322
*	CECO Environmental Corp.	430,405	2,883,714
*	Chart Industries, Inc.	337,373	23,120,172
	Chicago Rivet & Machine Co.	4,772	101,333
#*	Cimpress P.L.C.	250,114	25,011,400
#*	CIRCOR International, Inc.	280,507	7,354,894
*	Civeo Corp.	1,069,839	887,966
*	Clean Harbors, Inc.	500,351	29,820,920
#*	Colfax Corp.	804,630	23,398,640
	Columbus McKinnon Corp.	210,740	6,981,816
	Comfort Systems USA, Inc.	369,961	18,390,761
*	Commercial Vehicle Group, Inc.	458,162	1,072,099
	CompX International, Inc.	9,814	135,728
#*	Construction Partners, Inc., Class A	43,562	720,951
	Copa Holdings SA, Class A	72,578	3,007,632
	CoreLogic, Inc.	416,847	28,412,292
#*	Cornerstone Building Brands, Inc.	263,320	1,493,024
	Costamare, Inc.	427,710	1,946,081
	Covanta Holding Corp.	1,337,531	13,161,305
*	Covenant Logistics Group, Inc.	182,912	3,082,067
#*	CPI Aerostructures, Inc.	102,929	336,578
	CRA International, Inc.	60,296	2,518,564
	Crane Co.	2,100	118,797
	CSW Industrials, Inc.	133,128	8,891,619
#	Cubic Corp.	247,432	10,392,144
#*	Daseke, Inc.	26,514	110,563
	Deluxe Corp.	387,908	10,950,643
#*	Document Security Systems, Inc.	1,100	8,778
	Douglas Dynamics, Inc.	284,441	10,054,989

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	DPW Holdings, Inc.	2,800	$7,868
*	Ducommun, Inc.	114,822	4,127,851
*	DXP Enterprises, Inc.	235,363	3,972,927
#*	Dycom Industries, Inc.	316,110	13,538,991
#*	Eagle Bulk Shipping, Inc.	255,678	621,298
	Eastern Co. (The)	41,395	675,152
*	Echo Global Logistics, Inc.	334,360	8,380,733
	EMCOR Group, Inc.	173,132	11,859,542
	Encore Wire Corp.	175,627	8,814,719
#*	Energous Corp.	7,112	21,905
*	Energy Focus, Inc.	1,300	6,669
#*	Energy Recovery, Inc.	33,974	257,863
#	Enerpac Tool Group Corp.	577,092	10,907,039
	EnerSys	425,018	28,586,711
#	Ennis, Inc.	184,636	3,194,203
	EnPro Industries, Inc.	203,625	9,719,021
	ESCO Technologies, Inc.	214,383	18,424,075
	Espey Manufacturing & Electronics Corp.	13,081	243,699
#*	EVI Industries, Inc.	9,986	252,446
*	Evoqua Water Technologies Corp.	65,121	1,252,277
#*	ExOne Co. (The)	10,900	95,484
	Exponent, Inc.	493,794	41,508,324
	Federal Signal Corp.	653,706	20,206,052
	Flowserve Corp.	158,156	4,407,808
	Fluor Corp.	129,651	1,321,144
*	Forrester Research, Inc.	199,398	7,000,864
	Forward Air Corp.	303,182	15,762,432
*	Franklin Covey Co.	172,929	3,128,286
	Franklin Electric Co., Inc.	462,182	24,980,937
*	FreightCar America, Inc.	164,779	263,646
*	FTI Consulting, Inc.	390,207	46,606,324
#*	Gates Industrial Corp. P.L.C.	37,522	395,482
#	GATX Corp.	333,992	20,370,172
	Genco Shipping & Trading, Ltd.	249,980	1,697,364
*	Gencor Industries, Inc.	159,261	1,906,354
*	Generac Holdings, Inc.	220,462	34,740,402
*	Gibraltar Industries, Inc.	262,738	13,588,809
*	GMS, Inc.	229,713	5,382,176
#*	Golden Ocean Group, Ltd.	12,487	47,950
*	Goldfield Corp. (The)	484,868	1,886,137
	Gorman-Rupp Co. (The)	334,274	10,115,131
*	GP Strategies Corp.	199,666	1,483,518
#	GrafTech International, Ltd.	738,402	4,482,100
	Graham Corp.	119,072	1,566,988
#	Granite Construction, Inc.	442,518	7,505,105
*	Great Lakes Dredge & Dock Corp.	711,569	5,948,717
#	Greenbrier Cos., Inc. (The)	331,721	8,535,181
	Griffon Corp.	317,568	7,262,780
	H&E Equipment Services, Inc.	385,303	6,777,480
*	Harsco Corp.	672,942	10,740,154
#	Hawaiian Holdings, Inc.	500,503	5,950,981
#*	HC2 Holdings, Inc.	83,752	226,968
	Healthcare Services Group, Inc.	551,150	14,434,619
	Heartland Express, Inc.	826,028	16,755,978
	Heidrick & Struggles International, Inc.	222,919	4,509,651
	Helios Technologies, Inc.	253,180	9,577,799
*	Herc Holdings, Inc.	196,597	6,593,863
*	Heritage-Crystal Clean, Inc.	221,327	3,083,085
	Herman Miller, Inc.	592,462	13,881,385

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hertz Global Holdings, Inc.	1,572,234	$2,279,739
*	Hill International, Inc.	671,390	973,516
	HNI Corp.	424,857	12,618,253
*	Houston Wire & Cable Co.	392,705	985,690
*	Hub Group, Inc., Class A	349,650	18,496,485
*	Hudson Global, Inc.	673	6,266
	Hurco Cos., Inc.	56,279	1,561,179
*	Huron Consulting Group, Inc.	224,240	10,700,733
#*	Huttig Building Products, Inc.	301,485	675,326
	Hyster-Yale Materials Handling, Inc.	119,437	4,456,194
*	IAA, Inc.	25,722	1,115,049
	ICF International, Inc.	151,773	10,261,373
*	IES Holdings, Inc.	232,703	5,545,312
*	InnerWorkings, Inc.	769,479	2,116,067
*	Innovative Solutions & Support, Inc.	48,117	242,991
#	Insperity, Inc.	165,811	11,086,123
	Insteel Industries, Inc.	251,918	4,695,752
	Interface, Inc.	559,534	4,465,081
*	JELD-WEN Holding, Inc.	302,637	5,931,685
*	JetBlue Airways Corp.	173,267	1,791,581
#	John Bean Technologies Corp.	297,727	27,914,884
	Kadant, Inc.	64,688	7,019,295
	Kaman Corp.	261,567	10,329,281
	KAR Auction Services, Inc.	149,700	2,264,961
	Kelly Services, Inc., Class A	263,047	3,895,726
	Kelly Services, Inc., Class B	350	5,437
	Kennametal, Inc.	760,894	20,513,702
	Kforce, Inc.	284,824	8,214,324
	Kimball International, Inc., Class B	510,468	5,584,520
*	Kirby Corp.	57,831	2,674,105
	Knoll, Inc.	503,892	5,900,575
	Korn Ferry	525,965	14,779,617
*	Kratos Defense & Security Solutions, Inc.	1,027,744	18,509,669
	Landstar System, Inc.	118,824	14,470,387
*	Lawson Products, Inc.	117,204	3,502,056
*	LB Foster Co., Class A	128,396	1,805,248
#*	Limbach Holdings, Inc.	92,350	343,542
	Lincoln Electric Holdings, Inc.	11,795	1,066,150
#	Lindsay Corp.	80,064	7,763,806
*	LS Starrett Co. (The), Class A	15,192	48,766
	LSI Industries, Inc.	554,207	3,247,653
#*	Lydall, Inc.	205,988	3,337,006
	Macquarie Infrastructure Corp.	523,272	15,677,229
*	Manitex International, Inc.	172,096	776,153
*	Manitowoc Co., Inc. (The)	368,815	3,931,568
	ManpowerGroup, Inc.	22,600	1,554,654
	Marten Transport, Ltd.	407,467	10,846,772
*	Masonite International Corp.	94,586	7,978,329
#*	MasTec, Inc.	443,466	17,641,077
*	Mastech Digital, Inc.	81,683	1,756,185
	Matson, Inc.	428,881	15,619,846
	Matthews International Corp., Class A	314,978	6,803,525
#*	Maxar Technologies, Inc.	15,385	273,699
	McGrath RentCorp	184,072	10,679,857
*	Mercury Systems, Inc.	293,306	22,710,684
*	Meritor, Inc.	904,514	20,577,694
#*	Mesa Air Group, Inc.	23,566	73,055
*	Middleby Corp. (The)	16,600	1,378,796
	Miller Industries, Inc.	94,730	2,685,596

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Mistras Group, Inc.	327,085	$1,154,610
	Moog, Inc., Class A	318,220	17,094,778
*	Morgan Group Holding Co.	47	577
*	MRC Global, Inc.	852,961	5,075,118
	MSA Safety, Inc.	290,561	34,440,195
	MSC Industrial Direct Co., Inc., Class A	18,543	1,224,023
	Mueller Industries, Inc.	576,673	16,123,777
	Mueller Water Products, Inc., Class A	1,687,361	17,076,093
*	MYR Group, Inc.	192,821	7,070,746
	National Presto Industries, Inc.	55,232	4,716,260
*	Navistar International Corp.	877,646	28,111,001
	NL Industries, Inc.	283,533	1,037,731
#	NN, Inc.	479,328	2,521,265
*	Northwest Pipe Co.	139,231	3,459,890
*	NOW, Inc.	1,057,052	8,329,570
#*	NV5 Global, Inc.	136,422	7,740,584
	nVent Electric P.L.C.	162,114	2,943,990
#	Omega Flex, Inc.	78,240	9,525,720
#*	Orion Energy Systems, Inc.	3,100	12,276
*	Orion Group Holdings, Inc.	416,481	1,199,465
	Oshkosh Corp.	25,050	1,971,936
	Owens Corning	34,149	2,064,990
*	PAM Transportation Services, Inc.	42,542	1,193,729
	Park Aerospace Corp.	236,847	2,553,211
#	Park-Ohio Holdings Corp.	141,963	2,047,106
	Patrick Industries, Inc.	236,749	15,140,099
	Patriot Transportation Holding, Inc.	12,982	116,968
*	Performant Financial Corp.	100,363	59,214
*	Perma-Pipe International Holdings, Inc.	40,889	241,654
*	PGT Innovations, Inc.	710,128	12,121,885
*	PICO Holdings, Inc.	204,154	1,657,730
#	Pitney Bowes, Inc.	833,939	2,785,356
	Powell Industries, Inc.	133,850	3,553,718
	Preformed Line Products Co.	42,310	2,084,191
	Primoris Services Corp.	466,574	7,479,181
*	Proto Labs, Inc.	210,290	25,260,035
#	Quad/Graphics, Inc.	333,174	1,036,171
	Quanex Building Products Corp.	356,314	5,006,212
	Quanta Services, Inc.	59,135	2,363,626
*	Radiant Logistics, Inc.	511,826	2,175,261
	Raven Industries, Inc.	356,977	7,714,273
*	RBC Bearings, Inc.	237,849	29,117,475
*	RCM Technologies, Inc.	117,409	179,636
#*	Red Violet, Inc.	19,991	306,062
	Regal Beloit Corp.	391,539	36,009,842
*	Resideo Technologies, Inc.	182,442	2,422,830
	Resources Connection, Inc.	364,946	4,123,890
	REV Group, Inc.	139,685	907,953
	Rexnord Corp.	1,018,457	29,504,699
#	RR Donnelley & Sons Co.	714,494	807,378
	Rush Enterprises, Inc., Class A	245,952	11,702,396
	Rush Enterprises, Inc., Class B	50,843	2,023,551
	Ryder System, Inc.	9,067	332,124
*	Saia, Inc.	238,449	28,482,733
	Schneider National, Inc., Class B	115,795	2,909,928
#	Scorpio Bulkers, Inc.	60,831	891,782
	Servotronics, Inc.	1,500	12,480
	Shyft Group, Inc. (The)	477,748	9,019,882
*	SIFCO Industries, Inc.	18,366	69,974

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Simpson Manufacturing Co., Inc.	420,075	$40,562,442
#*	SiteOne Landscape Supply, Inc.	134,815	17,260,364
	SkyWest, Inc.	505,179	13,291,259
*	SP Plus Corp.	257,969	4,099,127
#*	Spirit Airlines, Inc.	685,114	10,831,652
*	SPX Corp.	259,926	10,916,892
#*	SPX FLOW, Inc.	368,409	14,765,833
	Standex International Corp.	127,758	6,841,441
	Steelcase, Inc., Class A	880,385	9,446,531
*	Stericycle, Inc.	48,924	2,956,722
*	Sterling Construction Co., Inc.	379,411	3,907,933
#*	Sunrun, Inc.	214,364	7,865,015
	Systemax, Inc.	192,907	4,323,046
*	Taylor Devices, Inc.	769	7,736
#*	Team, Inc.	356,711	1,409,008
	Tennant Co.	177,556	11,828,781
	Terex Corp.	695,585	13,111,777
	Tetra Tech, Inc.	522,168	46,290,193
*	Textainer Group Holdings, Ltd.	317,458	2,679,346
*	Thermon Group Holdings, Inc.	363,296	4,922,661
	Timken Co. (The)	669,417	30,565,580
	Titan International, Inc.	824,673	1,228,763
*	Titan Machinery, Inc.	243,241	2,642,813
#*	TPI Composites, Inc.	254,083	6,499,443
*	Transcat, Inc.	46,361	1,293,472
#*	Trex Co., Inc.	353,447	49,245,771
*	TriMas Corp.	423,759	9,915,961
*	TriNet Group, Inc.	420,798	27,772,668
#	Trinity Industries, Inc.	400,786	7,827,351
	Triton International, Ltd.	729,967	22,972,061
	Triumph Group, Inc.	54,613	370,276
*	TrueBlue, Inc.	424,691	6,552,982
#*	Tutor Perini Corp.	452,453	5,325,372
*	Twin Disc, Inc.	152,769	895,226
	UFP Industries, Inc.	596,227	34,712,336
*	Ultralife Corp.	157,573	1,118,768
	UniFirst Corp.	151,216	28,198,760
*	Univar Solutions, Inc.	225,891	3,991,494
	Universal Logistics Holdings, Inc.	186,583	3,427,530
#	US Ecology, Inc.	214,276	7,431,092
#*	USA Truck, Inc.	136,704	1,335,598
	Valmont Industries, Inc.	213,811	25,913,893
*	Vectrus, Inc.	144,356	6,350,220
*	Veritiv Corp.	186,132	2,849,681
#	Viad Corp.	155,541	2,249,123
#*	Vicor Corp.	126,787	10,329,337
*	Virco Manufacturing Corp.	30,131	66,891
*	Volt Information Sciences, Inc.	139,186	182,334
#	VSE Corp.	89,697	2,523,177
#	Wabash National Corp.	601,451	6,850,527
	Watts Water Technologies, Inc., Class A	261,592	21,944,953
*	Welbilt, Inc.	1,439,807	8,754,027
	Werner Enterprises, Inc.	735,619	32,356,202
*	WESCO International, Inc.	548,966	21,338,308
*	Willis Lease Finance Corp.	26,350	513,825
*	WillScot Mobile Mini Holdings Corp.	1,063,484	16,016,069
	Woodward, Inc.	32,299	2,420,487
#*	YRC Worldwide, Inc.	488,062	1,327,529
TOTAL INDUSTRIALS			2,795,863,413

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (13.6%)
#*	2U, Inc.	29,303	$1,380,025
#*	3D Systems Corp.	181,051	1,193,126
#*	A10 Networks Inc.	46,374	374,702
*	Acacia Communications, Inc.	44,775	3,043,804
*	ACI Worldwide, Inc.	1,105,020	29,603,486
#*	ACM Research, Inc., Class A	4,207	403,620
*»	Actua Corp.	41,860	4,186
	ADTRAN, Inc.	670,115	8,322,828
*	Advanced Energy Industries, Inc.	344,839	25,369,805
*	Agilysys, Inc.	326,294	6,839,122
*	Airgain, Inc.	81,921	1,048,589
*	Alarm.com Holdings, Inc.	392,107	27,463,174
*	Alithya Group, Inc., Class A	70,703	113,832
*	Alpha & Omega Semiconductor, Ltd.	252,451	2,749,191
#*	Altair Engineering, Inc., Class A	69,222	2,789,647
*	Ambarella, Inc.	165,340	7,486,595
	American Software, Inc., Class A	355,258	5,851,099
*	Amkor Technology, Inc.	2,414,577	32,826,174
*	Amtech Systems, Inc.	200,192	1,030,989
#*	Appfolio, Inc., Class A	121,685	16,940,986
#*	Applied Optoelectronics, Inc.	85,931	1,221,080
#*	Arlo Technologies, Inc.	852,042	3,595,617
	AstroNova, Inc.	67,000	460,960
#*	Asure Software, Inc.	91,474	590,007
*	Avaya Holdings Corp.	166,776	2,111,384
*	Aviat Networks, Inc.	8,967	183,824
#*	Avid Technology, Inc.	639,302	5,261,455
	Avnet, Inc.	140,502	3,754,213
*	Aware, Inc.	134,898	400,647
*	Axcelis Technologies, Inc.	388,751	11,437,054
*	AXT, Inc.	525,918	2,519,147
	Badger Meter, Inc.	281,419	17,616,829
	Bel Fuse, Inc., Class A	8,954	102,971
	Bel Fuse, Inc., Class B	132,014	1,610,571
#	Belden, Inc.	407,993	12,892,579
	Benchmark Electronics, Inc.	244,404	4,976,065
*	BK Technologies Corp.	30,643	95,913
	Blackbaud, Inc.	291,527	18,232,099
#*	Blackline Inc.	60,292	5,360,562
*	Bottomline Technologies De, Inc.	275,065	13,274,637
*	Brightcove, Inc.	88,852	940,054
#»	BroadVision, Inc.	18,154	80,146
	Brooks Automation, Inc.	605,326	32,960,001
*	BSQUARE Corp.	34,170	50,572
	Cabot Microelectronics Corp.	238,789	35,990,278
*	CACI International, Inc., Class A	107,157	22,269,368
*	CalAmp Corp.	421,166	3,318,788
*	Calix, Inc.	807,549	16,562,830
#*	Cardtronics P.L.C., Class A	477,479	10,662,106
#*	Casa Systems, Inc.	131,532	737,895
	Cass Information Systems, Inc.	160,154	5,738,318
*	CEVA, Inc.	249,525	10,030,905
*	ChannelAdvisor Corp.	84,481	1,720,878
*	Cirrus Logic, Inc.	550,532	37,727,958
*	Clearfield, Inc.	125,214	2,333,989
*	Coda Octopus Group, Inc.	17,289	99,758
*	Coherent, Inc.	76,426	10,610,222
	Cohu, Inc.	410,344	7,726,778
#*	CommScope Holding Co., Inc.	154,287	1,431,783

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Communications Systems, Inc.	44,163	$214,191
*	CommVault Systems, Inc.	248,089	10,935,763
*	Computer Task Group, Inc.	189,094	913,324
	Comtech Telecommunications Corp.	250,077	4,106,264
*	Conduent, Inc.	1,702,601	3,251,968
*	Cornerstone OnDemand, Inc.	202,239	7,181,507
#*	Cree, Inc.	127,487	8,786,404
	CSG Systems International, Inc.	315,372	13,286,622
	CSP, Inc.	16,000	119,040
	CTS Corp.	274,060	5,442,832
*	CVD Equipment Corp.	8,212	25,704
*	CyberOptics Corp.	115,759	4,555,117
	Daktronics, Inc.	789,372	3,291,681
*	DASAN Zhone Solutions, Inc.	11,560	116,872
*	Data I/O Corp.	137,421	515,329
*	Digi International, Inc.	220,759	2,675,599
#*	Digimarc Corp.	1,239	17,420
#*	Digital Turbine, Inc.	88,506	1,228,463
#*	Diodes, Inc.	469,535	24,157,576
*	DSP Group, Inc.	298,177	4,427,928
	DXC Technology Co.	24,515	439,064
#	Ebix, Inc.	250,100	5,515,955
*	EchoStar Corp., Class A	159,175	4,345,477
*	eGain Corp.	331,546	3,285,621
*	EMCORE Corp.	269,909	944,682
*	Endurance International Group Holdings, Inc.	479,738	2,720,114
#*	Enphase Energy Inc.	261,107	15,760,419
	Entegris, Inc.	211,200	15,187,392
*	Envestnet, Inc.	228,849	18,582,539
*	ePlus, Inc.	97,162	7,242,455
*	Euronet Worldwide, Inc.	19,312	1,856,656
*	Everspin Technologies, Inc.	10,662	89,454
	EVERTEC, Inc.	428,454	13,303,497
*	Evo Payments, Inc., Class A	13,000	294,970
*	ExlService Holdings, Inc.	330,284	21,157,993
*	Fabrinet	345,001	25,057,423
*	FARO Technologies, Inc.	185,350	11,089,490
*	FireEye, Inc.	214,730	3,242,423
#*	First Solar, Inc.	57,363	3,415,967
#*	Fitbit, Inc., Class A	1,108,208	7,247,680
*	Flex, Ltd.	88,286	1,014,406
*	FormFactor, Inc.	766,440	22,104,130
*	Frequency Electronics, Inc.	53,410	559,203
	GlobalSCAPE, Inc.	126,450	1,205,068
*	Globant SA	171,164	29,601,102
#*	GreenSky, Inc., Class A	5,500	31,048
*	GSE Systems, Inc.	72,970	68,592
*	GSI Technology, Inc.	246,722	1,411,250
#*	GTT Communications, Inc.	486,750	3,066,525
	Hackett Group, Inc. (The)	451,905	6,231,770
#*	Harmonic, Inc.	1,302,961	7,270,522
#*	I3 Verticals, Inc., Class A	60,119	1,453,677
*	Ichor Holdings, Ltd.	219,251	7,195,818
*	IEC Electronics Corp.	102,789	925,101
#*	Image Sensing Systems, Inc.	27,942	101,988
#*	Immersion Corp.	338,001	2,281,507
#*	Impinj, Inc.	23,283	549,479
#*	Infinera Corp.	812,851	6,413,394
*	Information Services Group, Inc.	238,330	488,577

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Inphi Corp.	142,065	$18,562,213
#*	Inseego Corp.	6,875	92,675
*	Insight Enterprises, Inc.	288,630	14,385,319
#*	Intelligent Systems Corp.	36,037	1,092,642
#	InterDigital, Inc.	299,602	17,982,112
*	inTEST Corp.	155,632	726,801
*	Intevac, Inc.	322,393	1,908,567
*	Iteris, Inc.	145,622	675,686
*	Itron, Inc.	384,168	26,722,726
#*	j2 Global, Inc.	269,096	15,263,125
	Jabil, Inc.	141,941	4,948,063
	KBR, Inc.	1,339,787	29,796,863
*	Key Tronic Corp.	56,337	381,401
*	Kimball Electronics, Inc.	209,650	2,784,152
*	Knowles Corp.	900,112	13,735,709
	Kulicke & Soffa Industries, Inc.	525,095	12,444,751
*	KVH Industries, Inc.	238,305	1,935,037
*	Lantronix, Inc.	144,156	576,624
*	Lattice Semiconductor Corp.	1,301,787	40,472,558
*	LGL Group, Inc. (The)	14,601	127,467
#*	LightPath Technologies, Inc., Class A	3,500	15,120
*	Limelight Networks, Inc.	1,499,599	9,402,486
	Littelfuse, Inc.	7,190	1,277,303
*	LiveRamp Holdings, Inc.	577,588	26,320,685
	LogMeIn, Inc.	118,371	10,157,416
*	Lumentum Holdings, Inc.	114,673	10,645,095
#*	Luna Innovations, Inc.	164,187	930,940
#*	MACOM Technology Solutions Holdings, Inc.	82,692	3,494,564
#*	MagnaChip Semiconductor Corp.	119,297	1,357,600
*	Manhattan Associates, Inc.	305,268	29,241,622
	ManTech International Corp., Class A	246,854	17,176,101
	MAXIMUS, Inc.	28,601	2,122,480
*	MaxLinear, Inc.	601,427	15,246,174
	Methode Electronics, Inc.	377,466	10,644,541
*	MicroStrategy, Inc., Class A	73,254	9,077,636
*	Mimecast, Ltd.	270,996	12,717,842
*	Mitek Systems, Inc.	173,352	1,778,592
	MKS Instruments, Inc.	48,941	6,237,041
	MTS Systems Corp.	152,068	2,820,861
#*	Napco Security Technologies, Inc.	249,458	6,580,702
*	NCR Corp.	797,678	14,701,206
*	NeoPhotonics Corp.	599,223	5,458,922
#*	Net Element, Inc.	16,251	238,565
*	NETGEAR, Inc.	292,145	8,983,459
*	Netscout Systems, Inc.	746,060	18,994,688
*	NetSol Technologies, Inc.	87,935	269,960
	Network-1 Technologies, Inc.	190,714	413,849
*	New Relic, Inc.	68,211	4,836,842
	NIC, Inc.	647,274	14,188,246
*	Novanta, Inc.	338,375	35,082,720
	NVE Corp.	59,276	3,215,130
*	OneSpan, Inc.	403,267	12,557,734
*	Onto Innovation, Inc.	386,627	14,622,233
*	Optical Cable Corp.	26,264	63,034
*	OSI Systems, Inc.	203,239	14,421,839
#*	PAR Technology Corp.	128,765	3,960,811
*	Park City Group, Inc.	1,617	7,066
#	Paysign, Inc.	54,250	506,695
	PC Connection, Inc.	89,162	3,896,379

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	PC-Tel, Inc.	191,283	$1,252,904
#*	PDF Solutions, Inc.	333,347	8,193,669
*	Perceptron, Inc.	112,305	471,681
*	Perficient, Inc.	366,828	14,383,326
	Perspecta, Inc.	577,205	12,352,187
*	PFSweb, Inc.	362,251	2,872,650
*	Photronics, Inc.	540,584	6,422,138
*	Pixelworks, Inc.	445,640	1,421,592
#	Plantronics, Inc.	4,252	84,997
*	Plexus Corp.	332,422	24,695,630
	Power Integrations, Inc.	283,058	34,541,568
#*	Powerfleet, Inc.	260	1,165
*	PRGX Global, Inc.	250,392	1,352,117
	Progress Software Corp.	432,882	15,090,267
	QAD, Inc., Class A	129,004	5,096,948
	QAD, Inc., Class B	15,510	436,762
#*	Qualys, Inc.	370,476	45,746,376
#*	Quantum Corp.	1,168	5,081
*	Qumu Corp.	16,254	75,906
*	Rambus, Inc.	1,139,893	16,824,821
*	RealNetworks, Inc.	175,968	272,750
	RF Industries, Ltd.	87,582	391,492
*	Ribbon Communications, Inc.	723,419	3,183,044
	Richardson Electronics, Ltd.	83,382	361,044
*	Rogers Corp.	163,750	19,517,362
*	Rosetta Stone, Inc.	36,827	985,859
#*	Sailpoint Technologies Holdings, Inc.	248,072	7,814,268
*	Sanmina Corp.	718,926	21,337,724
#	Sapiens International Corp. NV	55,486	1,695,652
*	ScanSource, Inc.	237,812	5,457,785
	Science Applications International Corp.	109,523	8,759,650
*	Seachange International, Inc.	319,262	501,241
#*	SecureWorks Corp., Class A	2,110	25,236
*	Semtech Corp.	552,164	30,772,100
*	ServiceSource International, Inc.	426,459	665,276
#*	SharpSpring, Inc.	4,891	39,470
#*	ShotSpotter, Inc.	41,966	966,897
*	Sigmatron International, Inc.	5,900	18,290
#»	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	251,000	25,228,010
#*	SMART Global Holdings, Inc.	269,376	7,512,897
*	SMTC Corp.	20,584	64,428
*	SolarEdge Technologies, Inc.	175,198	30,677,170
*	SPS Commerce, Inc.	109,808	8,254,267
*	StarTek, Inc.	352,724	1,721,293
*	Steel Connect, Inc.	296,078	156,921
#*	Stratasys, Ltd.	277,179	4,152,141
*	Super Micro Computer, Inc.	74,453	2,256,298
	Support.com, Inc.	4,802	8,019
	Switch, Inc., Class A	30,060	540,779
*	Sykes Enterprises, Inc.	422,824	11,610,747
#*	Synaptics, Inc.	297,613	23,814,992
#*	Synchronoss Technologies, Inc.	376,209	1,241,490
	SYNNEX Corp.	167,232	20,860,520
*	Telenav, Inc.	379,143	1,965,856
*	Teradata Corp.	255,089	5,356,869
	TESSCO Technologies, Inc.	95,902	590,756
	TransAct Technologies, Inc.	85,682	300,744
*	Trio-Tech International	3,256	12,308

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TTEC Holdings, Inc.	442,226	$20,988,046
#*	TTM Technologies, Inc.	981,054	12,076,775
#*	Ultra Clean Holdings, Inc.	614,437	18,488,409
#*	Unisys Corp.	616,875	7,334,644
#*	Upland Software, Inc.	134,383	4,625,463
#*	Veeco Instruments, Inc.	557,624	7,539,076
*	Verint Systems, Inc.	480,293	21,560,353
#*	Veritone, Inc.	37,411	423,493
*	ViaSat, Inc.	159,916	6,070,411
*	Viavi Solutions, Inc.	1,272,681	17,601,178
*	Virtusa Corp.	332,790	13,511,274
	Vishay Intertechnology, Inc.	1,122,599	17,613,578
*	Vishay Precision Group, Inc.	144,857	3,686,611
	Wayside Technology Group, Inc.	15,399	356,179
*	Wireless Telecom Group, Inc.	73,139	80,453
	Xperi Holding Corp.	1,078,904	19,894,990
TOTAL INFORMATION TECHNOLOGY			1,980,070,286
MATERIALS — (4.9%)
#	Advanced Emissions Solutions, Inc.	27,722	115,324
*	AdvanSix, Inc.	142,025	1,768,211
#*	AgroFresh Solutions, Inc.	96,715	235,985
*	Alcoa Corp.	640,166	8,322,158
#*	Allegheny Technologies, Inc.	1,249,908	10,861,701
	American Vanguard Corp.	324,101	4,362,399
#*	Ampco-Pittsburgh Corp.	8,315	24,363
	Ashland Global Holdings, Inc.	112,045	8,457,157
	Avient Corp.	667,075	15,943,093
*	Axalta Coating Systems, Ltd.	65,021	1,443,466
	Balchem Corp.	299,948	30,072,786
	Boise Cascade Co.	399,657	18,620,020
	Cabot Corp.	395,255	14,418,902
	Carpenter Technology Corp.	478,374	10,696,443
#*	Century Aluminum Co.	907,309	7,902,661
	Chase Corp.	61,685	6,203,044
#	Chemours Co. (The)	281,000	5,206,930
*	Clearwater Paper Corp.	128,177	4,732,295
*	Coeur Mining, Inc.	1,901,985	15,082,741
	Commercial Metals Co.	1,136,682	23,506,584
#	Compass Minerals International, Inc.	338,949	17,266,062
*	Core Molding Technologies, Inc.	58,140	267,444
	Domtar Corp.	646,156	13,562,814
	Eagle Materials, Inc.	110,228	8,843,592
*	Element Solutions, Inc.	2,256,352	24,503,983
*	Ferro Corp.	844,942	9,877,372
*	Ferroglobe P.L.C.	515,506	250,020
#»	Ferroglobe Representation & Warranty Insurance Trust	577,127	0
*	Flotek Industries, Inc.	538,710	743,420
#*	Forterra, Inc.	54,387	706,487
	Friedman Industries, Inc.	96,198	482,914
	FutureFuel Corp.	382,471	5,040,968
*	GCP Applied Technologies, Inc.	558,447	12,743,761
#	Gold Resource Corp.	635,851	2,791,386
	Graphic Packaging Holding Co.	1,157,538	16,136,080
#	Greif, Inc., Class A	262,505	9,132,549
	Greif, Inc., Class B	22,155	870,470
	Hawkins, Inc.	128,349	6,613,824
	Haynes International, Inc.	143,725	2,638,791
#	HB Fuller Co.	496,546	22,513,396

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hecla Mining Co.	3,038,422	$16,772,089
	Huntsman Corp.	100,311	1,855,754
*	Ingevity Corp.	189,554	11,085,118
	Innospec, Inc.	246,705	18,544,815
*	Intrepid Potash, Inc.	1,029,208	932,565
	Kaiser Aluminum Corp.	155,718	9,646,730
*	Koppers Holdings, Inc.	229,160	5,767,957
*	Kraton Corp.	314,142	4,130,967
#	Kronos Worldwide, Inc.	496,383	5,579,345
#*	Livent Corp.	182,863	1,146,551
	Louisiana-Pacific Corp.	900,885	28,531,028
#*	LSB Industries, Inc.	355,512	373,288
	Materion Corp.	179,589	10,312,000
#*	McEwen Mining, Inc.	113,975	157,286
	Mercer International, Inc.	535,783	3,991,583
	Minerals Technologies, Inc.	351,602	16,483,102
	Mosaic Co. (The)	100,116	1,348,563
	Myers Industries, Inc.	432,373	6,511,537
	Neenah, Inc.	164,274	7,328,263
	NewMarket Corp.	1,326	496,998
#	Nexa Resources SA	7,687	48,351
	Northern Technologies International Corp.	74,230	640,605
	O-I Glass, Inc.	1,042,175	10,880,307
	Olin Corp.	1,031,119	11,589,778
	Olympic Steel, Inc.	107,888	1,141,455
	PH Glatfelter Co.	332,368	5,294,622
*	PQ Group Holdings, Inc.	48,375	593,561
#	Quaker Chemical Corp.	2,986	579,284
*	Ramaco Resources, Inc.	16,468	36,559
#	Rayonier Advanced Materials, Inc.	728,988	2,121,355
*	Resolute Forest Products, Inc.	710,694	2,153,403
*	Ryerson Holding Corp.	480,271	2,703,926
	Schnitzer Steel Industries, Inc., Class A	245,763	4,522,039
	Schweitzer-Mauduit International, Inc.	333,295	10,842,086
	Sealed Air Corp.	4,450	158,776
	Sensient Technologies Corp.	390,862	20,406,905
	Silgan Holdings, Inc.	706,665	27,029,936
	Stepan Co.	219,090	23,924,628
*	Summit Materials, Inc., Class A	663,504	9,766,779
	SunCoke Energy, Inc.	788,883	2,516,537
#*	Synalloy Corp.	67,431	478,760
*	TimkenSteel Corp.	538,876	1,977,675
*	Trecora Resources	207,111	1,190,888
	Tredegar Corp.	343,071	5,447,967
#	Trinseo SA	310,258	6,732,599
*	Tronox Holdings P.L.C., Class A	909,775	6,932,486
#*	UFP Technologies, Inc.	44,960	1,939,574
	United States Lime & Minerals, Inc.	41,581	3,751,022
#	United States Steel Corp.	640,999	4,269,053
*	Universal Stainless & Alloy Products, Inc.	97,274	699,400
#*	US Concrete, Inc.	190,794	4,735,507
	Valvoline, Inc.	1,163,293	23,870,772
*	Venator Materials P.L.C	118,710	205,368
	Verso Corp., Class A	348,028	4,249,422
	Warrior Met Coal, Inc.	117,771	1,874,914
	Worthington Industries, Inc.	516,347	19,321,705
	WR Grace & Co.	94,656	4,366,481
TOTAL MATERIALS			722,951,620

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.5%)
#*	Altisource Asset Management Corp.	803	$11,740
#*	Altisource Portfolio Solutions SA	110,392	1,482,564
#*	CKX Lands, Inc.	5,107	45,045
	CTO Realty Growth, Inc.	47,298	1,874,893
#*	Cushman & Wakefield P.L.C.	10,865	116,255
*	Five Point Holdings LLC, Class A	15,987	76,738
*	Forestar Group, Inc.	66,431	1,149,921
*	FRP Holdings, Inc.	103,477	4,048,020
	Griffin Industrial Realty, Inc.	22,068	1,085,745
*	Howard Hughes Corp. (The)	2,572	136,805
#*	InterGroup Corp. (The)	1,860	47,207
*	JW Mays, Inc.	200	3,780
#	Kennedy-Wilson Holdings, Inc.	1,279,017	18,980,612
*	Marcus & Millichap, Inc.	303,607	8,270,255
*	Maui Land & Pineapple Co., Inc.	104,582	1,088,699
	Newmark Group, Inc., Class A	94,062	382,832
*	Rafael Holdings, Inc., Class B	220,666	3,082,704
	RE/MAX Holdings, Inc., Class A	169,600	5,489,952
#	Realogy Holdings Corp.	1,133,914	10,273,261
	RMR Group, Inc. (The), Class A	95,234	2,738,930
#*	St Joe Co. (The)	254,873	5,252,932
*	Stratus Properties, Inc.	49,374	943,043
*	Tejon Ranch Co.	340,071	4,880,019
#*	Trinity Place Holdings, Inc.	55,114	73,302
TOTAL REAL ESTATE			71,535,254
UTILITIES — (3.1%)
	ALLETE, Inc.	320,715	19,018,399
	American States Water Co.	356,479	27,406,106
	Artesian Resources Corp., Class A	101,305	3,553,779
#	Atlantica Sustainable Infrastructure P.L.C.	317,850	9,525,965
	Avista Corp.	628,858	23,349,498
	Black Hills Corp.	224,855	13,010,110
	California Water Service Group	464,623	21,776,880
	Chesapeake Utilities Corp.	153,001	12,927,054
	Clearway Energy, Inc., Class A	317,458	7,272,963
#	Clearway Energy, Inc., Class C	578,972	14,207,973
	Consolidated Water Co., Ltd.	145,292	1,782,733
#	Genie Energy, Ltd., Class B	281,053	2,284,961
	Hawaiian Electric Industries, Inc.	333,766	12,102,355
	MDU Resources Group, Inc.	19,068	400,047
	MGE Energy, Inc.	333,720	22,135,648
	Middlesex Water Co.	188,181	12,054,875
	National Fuel Gas Co.	155,815	6,321,415
	New Jersey Resources Corp.	594,553	18,466,816
	Northwest Natural Holding Co.	274,205	14,667,225
	NorthWestern Corp.	442,372	24,887,849
	ONE Gas, Inc.	151,815	11,492,395
#	Ormat Technologies, Inc.	467,183	27,797,388
	Otter Tail Corp.	366,607	14,022,718
#	PNM Resources, Inc.	733,045	30,956,490
	Portland General Electric Co.	226,778	10,007,713
*	Pure Cycle Corp.	1,400	12,642
#	RGC Resources, Inc.	25,404	589,373
	SJW Group	173,368	10,828,565
#	South Jersey Industries, Inc.	686,964	16,026,870
	Southwest Gas Holdings, Inc.	181,447	12,635,969
#	Spark Energy, Inc., Class A	130,620	986,181
	Spire, Inc.	379,599	23,406,074

U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
» TerraForm Power, Inc., Class A	327,258	$7,004,197
Unitil Corp.	178,507	7,702,577
York Water Co. (The)	162,132	7,508,333
TOTAL UTILITIES		448,130,136
TOTAL COMMON STOCKS		13,620,150,077
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	51,966	1,402,562
INDUSTRIALS — (0.1%)
WESCO International, Inc.	215,663	5,848,781
TOTAL PREFERRED STOCKS		7,251,343
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights 12/31/19, Class A	11,370	341
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	1,405	0
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrant 08/02/2023	479,820	0
#*» Pulse Biosciences, Inc. Warrants 05/14/25	19	62
TOTAL HEALTH CARE		62
TOTAL RIGHTS/WARRANTS		403
TOTAL INVESTMENT SECURITIES (Cost $11,549,671,203)		13,627,401,823

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	179,347,935	179,347,935
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	68,093,275	787,907,279
TOTAL INVESTMENTS — (100.0%)
(Cost $12,516,818,047)^^			$14,594,657,037
As of July 31, 2020, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,049	09/18/20	$159,803,692	$171,170,575	$11,366,883
Total Futures Contracts			$159,803,692	$171,170,575	$11,366,883

U.S. Small Cap Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$415,937,510	—	—	$415,937,510
Consumer Discretionary	2,138,061,846	$29,345	—	2,138,091,191
Consumer Staples	640,564,235	—	—	640,564,235
Energy	367,036,911	—	—	367,036,911
Financials	2,478,214,911	27,884	—	2,478,242,795
Health Care	1,560,766,052	960,674	—	1,561,726,726
Industrials	2,795,863,413	—	—	2,795,863,413
Information Technology	1,979,985,954	84,332	—	1,980,070,286
Materials	722,951,620	—	—	722,951,620
Real Estate	71,535,254	—	—	71,535,254
Utilities	441,125,939	7,004,197	—	448,130,136
Preferred Stocks
Communication Services	1,402,562	—	—	1,402,562
Industrials	5,848,781	—	—	5,848,781
Rights/Warrants
Consumer Discretionary	—	341	—	341
Health Care	—	62	—	62
Temporary Cash Investments	179,347,935	—	—	179,347,935
Securities Lending Collateral	—	787,907,279	—	787,907,279
Futures Contracts**	11,366,883	—	—	11,366,883
TOTAL	$13,810,009,806	$796,014,114	—	$14,606,023,920
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.4%)
COMMUNICATION SERVICES — (2.3%)
	A.H. Belo Corp., Class A	496,212	$754,242
	Alaska Communications Systems Group, Inc.	81,047	184,787
#*	AMC Networks, Inc., Class A	16,768	387,341
#	Anterix, Inc.	33,642	1,466,118
	ATN International, Inc.	152,487	8,787,826
*	Ballantyne Strong, Inc.	51,303	88,241
*	Bandwidth, Inc., Class A	5,812	841,461
*	Boingo Wireless, Inc.	324,811	4,693,519
#*	Boston Omaha Corp., Class A	761	12,100
#*	Cars.com, Inc.	309,935	2,516,672
*	Central European Media Enterprises, Ltd., Class A	145,369	578,569
*	Cincinnati Bell, Inc.	165,619	2,485,941
*	Clear Channel Outdoor Holdings, Inc.	77,895	71,391
*	comScore, Inc.	202,559	607,677
*	Consolidated Communications Holdings, Inc.	320,896	2,342,541
*	Cumulus Media, Inc., Class A	31,594	124,164
#*	Daily Journal Corp.	472	134,048
*	DHI Group, Inc.	103,212	258,030
#	Emerald Holding, Inc.	108,798	295,931
#	Entercom Communications Corp., Class A	324,307	454,030
	Entravision Communications Corp., Class A	810,206	1,069,472
#*	Eros International P.L.C.	20,324	57,720
#	EW Scripps Co. (The), Class A	591,136	6,727,128
*	Fluent, Inc.	22,454	40,866
#*	Gaia, Inc.	55,587	510,289
*	Glu Mobile, Inc.	300,358	2,835,380
*	Gray Television, Inc.	583,699	8,370,244
*	Gray Television, Inc., Class A	25,252	323,478
*	Harte-Hanks, Inc.	8,345	18,109
*	Hemisphere Media Group, Inc.	61,957	545,222
*	IDT Corp., Class B	243,518	1,585,302
*	IMAX Corp.	386,462	4,363,156
	John Wiley & Sons, Inc., Class A	22,806	771,527
*	Liberty Latin America, Ltd., Class A	20,807	213,896
*	Liberty Latin America, Ltd., Class C	37,419	382,796
#*	Liberty Media Corp.-Liberty Braves, Class A	39,062	738,662
*	Liberty Media Corp.-Liberty Braves, Class C	69,290	1,292,258
*	LICT Corp.	2	11,669
#*	Lions Gate Entertainment Corp., Class A	374,427	2,868,111
*	Lions Gate Entertainment Corp., Class B	398,360	2,832,340
	Loral Space & Communications, Inc.	35,117	638,076
*	Marchex, Inc., Class B	79,671	124,287
	Marcus Corp. (The)	202,920	2,802,325
*	Mediaco Holding, Inc., Class A	3,168	15,650
#*	Meet Group, Inc. (The)	467,682	2,913,659
#	Meredith Corp.	54,495	782,548
#*	MSG Networks, Inc., Class A	400,650	3,818,194
	National CineMedia, Inc.	396,681	979,802
*	ORBCOMM, Inc.	370,364	1,559,232
*	Pegasus Cos., Inc. (The)	205	41,822
#*	QuinStreet, Inc.	360,874	4,213,204
#*	Reading International, Inc., Class A	152,294	664,002
*	Reading International, Inc., Class B	11,620	194,635
	Saga Communications, Inc., Class A	52,100	1,218,098

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Salem Media Group, Inc.	18,082	$30,197
	Scholastic Corp.	111,099	2,658,599
#	Shenandoah Telecommunications Co.	447,065	22,473,958
	Spok Holdings, Inc.	153,308	1,536,146
#*	SRAX, Inc.	4,419	11,268
*	TechTarget, Inc.	203,907	7,399,785
	TEGNA, Inc.	14,208	167,370
	Telephone and Data Systems, Inc.	133,306	2,588,803
	Townsquare Media, Inc., Class A	102,456	454,905
*	Travelzoo	58,722	359,966
	Tribune Publishing Co.	123,646	1,205,549
*	TrueCar, Inc.	363,655	1,367,343
*	Urban One, Inc.	60,099	91,350
*	Vonage Holdings Corp.	323,293	3,863,351
*	Yelp, Inc.	59,527	1,486,984
*	Zedge, Inc., Class B	70,067	97,393
TOTAL COMMUNICATION SERVICES			128,400,755
CONSUMER DISCRETIONARY — (13.0%)
*	1-800-Flowers.com, Inc., Class A	386,693	10,924,077
#	Abercrombie & Fitch Co., Class A	530,454	5,108,272
#	Acushnet Holdings Corp.	120,313	4,577,910
*	Adient P.L.C.	510,792	8,499,579
*	Adtalem Global Education, Inc.	118,330	4,063,452
	AMCON Distributing Co.	5,890	404,761
*	American Axle & Manufacturing Holdings, Inc.	539,450	3,808,517
#	American Eagle Outfitters, Inc.	130,319	1,303,190
*	American Public Education, Inc.	63,634	1,852,386
*	America's Car-Mart, Inc.	85,896	8,173,863
	Ark Restaurants Corp.	36,613	361,004
#*	Asbury Automotive Group, Inc.	149,741	14,996,561
*	Barnes & Noble Education, Inc.	174,868	370,720
	Bassett Furniture Industries, Inc.	83,906	735,856
#*	BBQ Holdings, Inc.	60,547	181,641
	BBX Capital Corp.	38,834	540,569
*	Beazer Homes USA, Inc.	70,534	789,275
#	Bed Bath & Beyond, Inc.	161,319	1,745,472
	Big Lots, Inc.	127,874	5,030,563
*	Biglari Holdings, Inc., Class A	1,019	322,218
#*	Biglari Holdings, Inc., Class B	9,601	623,393
#	BJ's Restaurants, Inc.	228,445	4,582,607
#	Bloomin' Brands, Inc.	225,858	2,601,884
#*	Boot Barn Holdings, Inc.	228,460	4,422,986
	Bowl America, Inc., Class A	55,406	529,127
#	Brinker International, Inc.	172,091	4,627,527
#*	Build-A-Bear Workshop, Inc.	140,421	331,394
	Caleres, Inc.	227,259	1,434,004
#	Callaway Golf Co.	1,018,222	19,397,129
	Canterbury Park Holding Corp.	10,905	115,157
	Carriage Services, Inc.	193,290	4,273,642
#*	Carrols Restaurant Group, Inc.	302,461	1,857,111
	Cato Corp. (The), Class A	194,436	1,397,995
*	Cavco Industries, Inc.	87,722	17,573,348
*	Century Communities, Inc.	147,297	5,246,719
#	Cheesecake Factory, Inc. (The)	124,844	2,996,256
#	Chico's FAS, Inc.	240,818	305,839
#	Children's Place, Inc. (The)	97,261	2,374,141
*	Chuy's Holdings, Inc.	130,985	2,083,971
	Citi Trends, Inc.	85,714	1,475,995

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Clarus Corp.	161,885	$1,939,382
	Collectors Universe, Inc.	59,788	2,275,531
#*	Conn's, Inc.	133,896	1,333,604
#*	Container Store Group, Inc. (The)	121,431	418,937
	Cooper Tire & Rubber Co.	414,296	12,868,034
#*	Cooper-Standard Holdings, Inc.	77,936	834,695
	Core-Mark Holding Co., Inc.	272,320	7,221,926
*	Crocs, Inc.	491,030	17,647,618
	Crown Crafts, Inc.	12,250	57,453
	Culp, Inc.	150,516	1,670,728
	Dana, Inc.	280,368	3,204,606
#	Dave & Buster's Entertainment, Inc.	146,678	1,810,007
*	Del Taco Restaurants, Inc.	317,182	2,426,442
#*	Delphi Technologies P.L.C.	228,347	3,422,922
*	Delta Apparel, Inc.	78,234	1,101,535
*	Denny's Corp.	602,348	5,351,862
#	Designer Brands, Inc., Class A	296,766	1,753,887
#	Dillard's, Inc., Class A	16,569	390,200
#	Dine Brands Global, Inc.	66,527	3,022,322
#*	Dorman Products, Inc.	53,370	4,362,997
	Dover Motorsports, Inc.	77,259	109,708
*	Drive Shack, Inc.	30,284	54,208
#*	Duluth Holdings, Inc., Class B	26,501	195,842
	Educational Development Corp.	73,800	984,492
#*	El Pollo Loco Holdings, Inc.	267,761	5,290,957
*	Emerson Radio Corp.	22,869	17,197
	Escalade, Inc.	71,194	1,092,828
#	Ethan Allen Interiors, Inc.	273,837	3,242,230
#*	Everi Holdings, Inc.	316,180	1,795,902
#*	Express, Inc.	139,606	141,002
	Extended Stay America, Inc.	140,373	1,601,656
*	Fiesta Restaurant Group, Inc.	229,976	1,490,244
*	Flanigan's Enterprises, Inc.	21,606	340,603
	Flexsteel Industries, Inc.	79,911	1,260,196
#*	Fossil Group, Inc.	200,168	662,556
#*	Fox Factory Holding Corp.	167,424	14,900,736
*»	FRD Acquisition Co. Escrow Shares	294,513	0
#*	Full House Resorts, Inc.	683	949
#*	GameStop Corp., Class A	341,035	1,367,550
*	Garrett Motion, Inc.	76,660	450,761
*	Genesco, Inc.	147,475	2,293,236
*	Gentherm, Inc.	356,760	13,831,585
#*	G-III Apparel Group, Ltd.	296,730	2,934,660
	Goodyear Tire & Rubber Co. (The)	52,607	473,989
*	GoPro, Inc., Class A	303,206	1,603,960
	Graham Holdings Co., Class B	1,383	550,946
*	Green Brick Partners, Inc.	187,379	2,585,830
	Group 1 Automotive, Inc.	130,500	10,964,610
#*	Groupon, Inc.	78,451	1,204,223
#	Guess?, Inc.	540,337	5,587,085
#	Hamilton Beach Brands Holding Co., Class A	118,594	1,802,629
#	Haverty Furniture Cos., Inc.	130,427	1,854,672
	Haverty Furniture Cos., Inc., Class A	18,691	265,693
#*	Hibbett Sports, Inc.	40,996	950,697
*	Hilton Grand Vacations, Inc.	75,245	1,527,473
#	Hooker Furniture Corp.	87,240	1,866,936
#*	Horizon Global Corp.	83,729	344,126
*	Houghton Mifflin Harcourt Co.	421,541	1,247,761
*	Hudson, Ltd., Class A	8,806	38,570

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Installed Building Products, Inc.	202,656	$16,032,116
#*	iRobot Corp.	59,613	4,333,269
*	J Alexander's Holdings, Inc.	92,421	371,532
#*	J. Jill, Inc.	12,779	7,304
#	Jack in the Box, Inc.	74,234	6,095,354
	Johnson Outdoors, Inc., Class A	80,066	7,010,579
*	K12, Inc.	307,962	14,101,580
#*	Kontoor Brands, Inc.	7,151	137,013
*	Koss Corp.	115,135	218,757
#*	Lakeland Industries, Inc.	49,911	1,180,894
#*	Lands' End, Inc.	48,971	422,130
*	Laureate Education, Inc., Class A	20,029	253,968
*»	Lazare Kaplan International Inc.	81,643	11,479
	La-Z-Boy, Inc.	513,485	14,613,783
	LCI Industries	49,116	6,178,793
*	Leaf Group, Ltd.	106,028	543,924
#»	LEAR Corp.	498,411	0
*	LGI Homes, Inc.	24,698	2,818,289
	Lifetime Brands, Inc.	106,529	751,029
*	Lindblad Expeditions Holdings, Inc.	151,503	1,098,397
*	Liquidity Services, Inc.	205,898	1,060,375
*	Live Ventures, Inc.	1,917	17,847
*	Luby's, Inc.	8,544	9,740
*	Lumber Liquidators Holdings, Inc.	155,740	3,476,117
*	M/I Homes, Inc.	195,293	8,130,048
#	Macy's, Inc.	10,867	65,854
#*	Magnite, Inc.	156,345	938,852
*	Malibu Boats, Inc., Class A	132,182	7,769,658
	Marine Products Corp.	188,525	2,418,776
#*	MarineMax, Inc.	144,058	3,996,169
*	MasterCraft Boat Holdings, Inc.	60,575	1,253,903
	MDC Holdings, Inc.	493,773	22,135,844
*	Meritage Homes Corp.	74,993	7,437,806
#*	Michaels Cos., Inc. (The)	231,072	1,659,097
*	Modine Manufacturing Co.	260,064	1,414,748
*	Monarch Casino & Resort, Inc.	27,353	989,905
	Monro, Inc.	40,199	2,263,204
#*	Motorcar Parts of America, Inc.	144,997	2,413,475
	Movado Group, Inc.	132,066	1,273,116
	Nathan's Famous, Inc.	53,696	2,734,737
#*	National Vision Holdings, Inc.	114,527	3,663,719
*	Nautilus, Inc.	167,771	1,749,852
*	New Home Co., Inc. (The)	100,546	347,889
	Nobility Homes, Inc.	16,285	390,840
#*	Noodles & Co.	89,011	618,626
	ODP Corp. (The)	336,519	7,426,974
#	Oxford Industries, Inc.	186,317	8,000,452
	P&F Industries, Inc., Class A	8,593	40,387
	Papa John's International, Inc.	72,276	6,842,369
*	Perdoceo Education Corp.	713,388	10,272,787
#	PetMed Express, Inc.	202,975	6,332,820
#*	Playa Hotels & Resorts NV	283,215	1,028,070
*	Potbelly Corp.	82,372	288,302
*	QEP Co., Inc.	8,467	95,254
*	Quotient Technology, Inc.	112,908	904,393
#	RCI Hospitality Holdings, Inc.	32,826	396,538
#*	Red Lion Hotels Corp.	58,557	137,609
#*	Red Robin Gourmet Burgers, Inc.	69,040	603,410
#*	Regis Corp.	294,735	2,263,565

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rent-A-Center, Inc.	189,988	$5,494,453
	Rocky Brands, Inc.	57,502	1,308,170
#	Ruth's Hospitality Group, Inc.	317,854	2,128,033
#*	Sally Beauty Holdings, Inc.	390,380	4,532,312
*	Select Interior Concepts, Inc., Class A	1,444	6,758
#*	Shake Shack, Inc., Class A	50,095	2,432,112
#	Shoe Carnival, Inc.	106,576	2,616,441
	Shutterstock, Inc.	140,802	7,651,181
#	Signet Jewelers, Ltd.	436,002	4,682,661
*	Skyline Champion Corp.	184,948	5,221,082
*	Sleep Number Corp.	332,377	15,455,530
*	Smith & Wesson Brands, Inc.	334,132	7,982,413
#	Sonic Automotive, Inc., Class A	330,174	12,586,233
*	Sonos, Inc.	142,832	2,285,312
*	Sportsman's Warehouse Holdings, Inc.	2,056	33,081
*	Stamps.com, Inc.	32,249	8,393,770
	Standard Motor Products, Inc.	255,624	11,625,780
	Steven Madden, Ltd.	89,865	1,903,341
*	Stoneridge, Inc.	301,463	6,246,313
	Strattec Security Corp.	33,460	723,071
	Superior Group of Cos, Inc.	114,659	2,207,186
	Superior Industries International, Inc.	10,571	15,857
*	Tandy Leather Factory, Inc.	100,384	315,206
*	Taylor Morrison Home Corp.	1,103	25,865
#*	Tenneco, Inc., Class A	45,203	334,954
	Tilly's, Inc., Class A	131,431	789,900
*	TopBuild Corp.	36,367	4,797,535
*	TravelCenters of America, Inc.	42,088	588,390
#*	TRI Pointe Group, Inc.	301,671	5,043,939
*	Turtle Beach Corp.	2,100	38,514
#	Twin River Worldwide Holding, Inc.	6,244	134,621
*	Unifi, Inc.	165,281	1,976,761
*	Universal Electronics, Inc.	128,246	5,908,293
*	Universal Technical Institute, Inc.	92,105	684,340
*	Urban Outfitters, Inc.	64,218	1,062,166
#*	Veoneer, Inc.	6,356	63,878
*	Vera Bradley, Inc.	496	2,175
#*	Vince Holding Corp.	2,376	10,858
*	Vista Outdoor, Inc.	702,214	12,042,970
#*	Visteon Corp.	89,944	6,530,834
*	VOXX International Corp.	85,138	555,100
#*	Vuzix Corp.	9,749	40,166
	Weyco Group, Inc.	112,047	2,063,906
	Wingstop, Inc.	136,621	21,347,031
	Winmark Corp.	52,808	8,395,416
	Winnebago Industries, Inc.	317,290	19,167,489
	Wolverine World Wide, Inc.	100,798	2,423,184
#*	WW International, Inc	200,278	5,163,167
*	YETI Holdings, Inc.	11,870	580,324
*	ZAGG, Inc.	163,232	465,211
*	Zovio, Inc.	100,203	394,800
*	Zumiez, Inc.	229,101	5,292,233
TOTAL CONSUMER DISCRETIONARY			722,896,730
CONSUMER STAPLES — (4.1%)
	Alico, Inc.	77,875	2,350,267
	Andersons, Inc. (The)	244,447	3,476,036
*	Bridgford Foods Corp.	72,953	1,174,543
#	Calavo Growers, Inc.	177,092	10,230,605

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Cal-Maine Foods, Inc.	180,299	$7,923,240
*	Central Garden & Pet Co.	74,584	2,823,750
*	Central Garden & Pet Co., Class A	300,481	10,411,667
#*	Chefs' Warehouse, Inc. (The)	265,327	3,059,220
	Coca-Cola Consolidated, Inc.	55,380	12,713,033
*	Coffee Holding Co., Inc.	43,125	121,181
#*	Craft Brew Alliance, Inc.	183,408	2,716,272
#*	Edgewell Personal Care Co.	337,314	10,082,315
*	elf Beauty, Inc.	119,773	2,139,146
*	Farmer Bros Co.	158,440	789,031
#	Fresh Del Monte Produce, Inc.	47,879	1,081,108
#*	Hain Celestial Group, Inc. (The)	107,591	3,655,942
*	Hostess Brands, Inc.	629,792	7,985,763
#	Ingles Markets, Inc., Class A	138,404	5,570,761
	Inter Parfums, Inc.	298,579	12,208,895
	J&J Snack Foods Corp.	5,887	724,866
	John B. Sanfilippo & Son, Inc.	100,327	8,845,832
*	Landec Corp.	250,558	2,365,268
*	Lifevantage Corp.	10,307	132,342
*	Lifeway Foods, Inc.	4,260	12,311
#	Limoneira Co.	55,356	746,199
	Mannatech, Inc.	11,825	198,660
	Medifast, Inc.	106,448	17,790,654
#	MGP Ingredients, Inc.	177,674	6,444,236
#	Natura & Co. Holding SA, ADR	246,287	4,406,074
*	Natural Alternatives International, Inc.	74,759	509,109
#	Natural Grocers by Vitamin Cottage, Inc.	104,663	1,656,815
	Natural Health Trends Corp.	5,957	31,453
*	Nature's Sunshine Products, Inc.	163,358	1,553,535
	Nu Skin Enterprises, Inc., Class A	81,496	3,655,096
	Oil-Dri Corp. of America	56,732	1,972,572
	PriceSmart, Inc.	100,962	6,599,886
#*	Revlon, Inc., Class A	7,166	45,289
	Rocky Mountain Chocolate Factory, Inc.	70,528	234,153
*	S&W Seed Co.	42,894	99,943
*	Seneca Foods Corp., Class A	54,757	2,145,379
*	Seneca Foods Corp., Class B	11,120	428,120
*	Simply Good Foods Co. (The)	253,296	6,089,236
	SpartanNash Co.	324,234	6,817,020
*	Sprouts Farmers Market, Inc.	226,964	5,987,310
*	Tofutti Brands, Inc.	3,743	5,427
#	Tootsie Roll Industries, Inc.	3,806	120,650
#	Turning Point Brands, Inc.	67,729	2,226,930
#*	United Natural Foods, Inc.	320,690	6,365,696
	United-Guardian, Inc.	39,576	570,686
	Universal Corp.	126,873	5,348,966
*	USANA Health Sciences, Inc.	31,069	2,522,181
	Vector Group, Ltd.	733,963	6,473,554
#	Village Super Market, Inc., Class A	81,767	2,064,617
	WD-40 Co.	63,361	12,453,605
#	Weis Markets, Inc.	197,911	9,859,926
*	Willamette Valley Vineyards, Inc.	3,868	24,562
TOTAL CONSUMER STAPLES			228,040,933
ENERGY — (3.3%)
	Adams Resources & Energy, Inc.	40,344	854,082
#	Amplify Energy Corp.	9,428	11,502
#*	Antero Resources Corp.	573,038	1,696,193
#	Arch Resources, Inc.	80,957	2,511,286

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Archrock, Inc.	782,678	$5,212,636
	Ardmore Shipping Corp.	252,747	1,038,790
*	Aspen Aerogels, Inc.	78,090	495,872
#	Berry Corp.	254,637	1,198,067
#*	Bonanza Creek Energy, Inc.	195,200	3,550,688
*	Bristow Group, Inc.	55,123	882,519
	Cactus, Inc., Class A	7,165	162,072
*	ChampionX Corp.	96,020	913,150
*	Clean Energy Fuels Corp.	580,497	1,381,583
*	CNX Resources Corp.	1,455,476	14,045,343
#*	CONSOL Energy, Inc.	120,150	706,482
#*	Contango Oil & Gas Co.	3,251	5,787
#	Core Laboratories NV	74,292	1,584,648
#*	Dawson Geophysical Co.	111,566	200,819
	Delek US Holdings, Inc.	144,605	2,527,695
#	DHT Holdings, Inc.	1,105,538	6,279,456
#	DMC Global, Inc.	121,145	3,559,240
*	Dorian LPG, Ltd.	407,921	3,483,645
*	Dril-Quip, Inc.	320,228	10,660,390
#*	Earthstone Energy, Inc., Class A	127,547	335,449
#	EnLink Midstream LLC	148,269	363,259
	EQT Corp.	63,398	920,539
	Evolution Petroleum Corp.	179,679	470,759
*	Exterran Corp.	115,802	575,536
*	Forum Energy Technologies, Inc.	337,191	168,798
*	Frank's International NV	815,499	1,859,338
#	GasLog, Ltd.	320,134	934,791
*	Geospace Technologies Corp.	121,764	919,318
#*	Goodrich Petroleum Corp.	33,705	251,102
#*	Green Plains, Inc.	173,969	2,249,419
*	Gulf Island Fabrication, Inc.	58,282	172,515
#*	Helix Energy Solutions Group, Inc.	1,648,339	6,906,540
	International Seaways, Inc.	249,107	4,302,078
*	Laredo Petroleum, Inc.	8,897	134,879
	Liberty Oilfield Services, Inc., Class A	57,320	323,858
#*	Mammoth Energy Services, Inc.	47,161	65,554
#*	Matador Resources Co.	704,036	6,111,033
*	Matrix Service Co.	259,567	2,272,509
	Mind Technology, Inc.	28,399	64,750
#*	Montage Resources Corp.	39,165	168,018
#	Murphy Oil Corp.	17,689	233,672
#	Nabors Industries, Ltd.	38,143	1,617,645
	NACCO Industries, Inc., Class A	41,154	898,803
*	Natural Gas Services Group, Inc.	75,635	482,551
	Navios Maritime Acquisition Corp.	10,764	49,514
*	Newpark Resources, Inc.	545,226	1,030,477
*	NexTier Oilfield Solutions, Inc.	950,251	2,394,633
#*	Nine Energy Service, Inc.	8,493	15,797
#	Nordic American Tankers, Ltd.	297,433	1,353,320
#*	Northern Oil and Gas, Inc.	166,638	133,560
*	Oceaneering International, Inc.	981,237	5,514,552
*	Oil States International, Inc.	281,391	1,260,632
*	Overseas Shipholding Group, Inc., Class A	329,842	761,935
	Panhandle Oil and Gas, Inc., Class A	95,905	210,991
*	Par Pacific Holdings, Inc.	271,442	2,011,385
#	Patterson-UTI Energy, Inc.	1,017,384	3,942,363
*	PDC Energy, Inc.	459,483	6,552,228
#	Peabody Energy Corp.	389,554	1,215,408
*	Penn Virginia Corp.	70,176	695,444

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	ProPetro Holding Corp.	383,090	$2,057,193
#	Range Resources Corp.	1,723,066	11,131,006
#*	Renewable Energy Group, Inc.	407,245	11,231,817
*	REX American Resources Corp.	52,754	3,595,185
#*	Ring Energy, Inc.	194,114	213,525
#*	RPC, Inc.	355,311	1,055,274
#	Scorpio Tankers, Inc.	417,903	5,524,678
*	SEACOR Holdings, Inc.	123,859	3,601,820
*	SEACOR Marine Holdings, Inc.	59,703	146,869
#*	Select Energy Services, Inc., Class A	380,720	1,690,397
#	SFL Corp., Ltd.	508,411	4,224,895
#*	SilverBow Resources, Inc.	53,943	192,577
	SM Energy Co.	105,816	312,157
#*	Smart Sand, Inc.	21,817	25,526
#	Solaris Oilfield Infrastructure, Inc., Class A	196,704	1,428,071
#*	Southwestern Energy Co.	1,393,603	3,386,455
*	Talos Energy, Inc.	227,960	1,552,408
#*	Teekay Corp.	6,783	16,144
#*	Teekay Tankers, Ltd., Class A	110,782	1,658,407
#*	Tidewater, Inc.	156,326	972,348
#*	VAALCO Energy, Inc.	111,703	128,458
#	Valaris P.L.C.	76,317	29,924
#*	W&T Offshore, Inc.	630,601	1,425,158
	World Fuel Services Corp.	296,781	6,983,257
TOTAL ENERGY			185,490,446
FINANCIALS — (19.2%)
*	1347 Property Insurance Holdings, Inc.	3,204	14,290
#	1st Constitution Bancorp	37,036	457,765
	1st Source Corp.	236,853	7,844,571
	ACNB Corp.	27,741	571,465
#	Alerus Financial Corp.	2,050	39,729
#	Allegiance Bancshares, Inc.	136,307	3,324,528
	Altabancorp	69,662	1,306,163
*	A-Mark Precious Metals, Inc.	63,842	1,537,954
*	Ambac Financial Group, Inc.	228,043	2,918,950
	American Equity Investment Life Holding Co.	192,153	4,890,294
	American National Bankshares, Inc.	62,281	1,367,691
	American National Group, Inc.	3,614	266,171
	American River Bankshares	34,637	340,135
	Ameris Bancorp	439,732	10,146,816
	AMERISAFE, Inc.	218,217	13,848,051
#	AmeriServ Financial, Inc.	148,132	425,139
	Argo Group International Holdings, Ltd.	128,990	4,322,455
	Arrow Financial Corp.	144,621	3,948,153
	Artisan Partners Asset Management, Inc., Class A	73,562	2,665,151
	Associated Banc-Corp	108,376	1,391,548
#	Associated Capital Group, Inc., Class A	11,343	458,711
*	Asta Funding, Inc.	5,912	76,679
*	Atlantic American Corp.	7,131	13,192
*	Atlantic Capital Bancshares, Inc.	164,334	1,643,340
	Atlantic Union Bankshares Corp.	65,323	1,474,340
*	Atlanticus Holdings Corp.	115,004	939,583
#	Auburn National BanCorp, Inc.	11,571	526,481
#*	Axos Financial, Inc.	271,744	6,089,783
#	Banc of California, Inc.	445,777	4,778,729
	BancFirst Corp.	242,734	10,573,493
	Bancorp 34, Inc.	806	8,963
*	Bancorp, Inc. (The)	524,000	4,941,320

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BancorpSouth Bank	59,672	$1,248,935
	Bank of Commerce Holdings	91,562	691,293
	Bank of Hawaii Corp.	5,913	334,853
	Bank of Marin Bancorp	72,200	2,267,802
	Bank of NT Butterfield & Son, Ltd. (The)	99,426	2,588,059
	BankFinancial Corp.	142,451	1,038,468
	Bankwell Financial Group, Inc.	34,758	517,894
	Banner Corp.	264,483	9,370,633
#	Bar Harbor Bankshares	95,372	1,895,995
#*	Baycom Corp.	27,474	282,433
	BCB Bancorp, Inc.	84,839	682,954
	Berkshire Hills Bancorp, Inc.	268,315	2,672,417
*	Blucora, Inc.	305,788	3,605,241
	Boston Private Financial Holdings, Inc.	1,043,695	6,142,145
	Bridge Bancorp, Inc.	147,494	2,668,166
*	Bridgewater Bancshares, Inc.	5,231	48,596
*	BrightSphere Investment Group P.L.C.	501,651	6,742,189
	Brookline Bancorp, Inc.	952,733	9,141,473
	Bryn Mawr Bank Corp.	184,439	4,802,792
	Byline Bancorp, Inc.	72,065	933,962
	C&F Financial Corp.	22,344	655,796
	Cadence BanCorp	433,186	3,383,183
»	Calamos Asset Management, Inc., Class A	142,949	0
	California First National Bancorp	62,674	968,000
	Cambridge Bancorp	658	35,657
	Camden National Corp.	131,635	4,171,513
*	Cannae Holdings, Inc.	131,644	4,960,346
	Capital City Bank Group, Inc.	77,138	1,452,509
	Capitol Federal Financial, Inc.	750,690	7,244,159
	Capstar Financial Holdings, Inc.	70,095	711,464
	Cathay General Bancorp	78,264	1,892,424
	CBTX, Inc.	11,525	181,980
	CCUR Holdings, Inc.	34,201	108,075
	Central Pacific Financial Corp.	209,205	3,255,230
	Central Valley Community Bancorp	66,253	870,564
	Century Bancorp, Inc., Class A	24,401	1,699,286
	Chemung Financial Corp.	6,350	171,514
	Citizens & Northern Corp.	66,871	1,183,617
	Citizens Community Bancorp, Inc.	6,800	45,016
	Citizens Holding Co.	11,132	240,006
#*	Citizens, Inc.	389,685	2,236,792
#	City Holding Co.	169,549	10,590,031
	Civista Bancshares, Inc.	71,272	935,801
	CNB Financial Corp.	92,723	1,514,167
	Codorus Valley Bancorp, Inc.	39,938	469,272
	Cohen & Steers, Inc.	55,441	3,336,439
#	Colony Bankcorp, Inc.	43,598	465,191
	Columbia Banking System, Inc.	100,723	2,913,916
*	Columbia Financial, Inc.	31,765	382,133
	Community Bankers Trust Corp.	6,683	34,484
*	Community First Bancshares, Inc.	935	6,639
	Community Trust Bancorp, Inc.	187,576	5,741,701
	Community West Bancshares	17,312	139,535
	ConnectOne Bancorp, Inc.	288,168	3,973,837
*	Consumer Portfolio Services, Inc.	118,706	388,169
#	County Bancorp, Inc.	700	12,992
	Cowen, Inc., Class A	74,846	1,232,714
#	Crawford & Co., Class A	281,599	2,064,121
	Crawford & Co., Class B	155,433	1,033,629

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Curo Group Holdings Corp.	2,704	$18,901
*	Customers Bancorp, Inc.	146,120	1,731,522
	CVB Financial Corp.	541	9,776
	Diamond Hill Investment Group, Inc.	12,104	1,380,219
	Dime Community Bancshares, Inc.	348,826	4,096,961
	Donegal Group, Inc., Class A	197,732	2,764,293
	Donegal Group, Inc., Class B	34,951	416,965
*	Donnelley Financial Solutions, Inc.	119,327	1,032,179
	Eagle Bancorp Montana, Inc.	578	8,930
	Eagle Bancorp, Inc.	191,449	5,758,786
*	eHealth, Inc.	129,289	8,939,041
#	Elmira Savings Bank	516	5,403
	Employers Holdings, Inc.	345,990	11,251,595
#*	Encore Capital Group, Inc.	325,376	11,885,985
*	Enova International, Inc.	259,791	4,180,037
	Enterprise Bancorp, Inc.	54,170	1,164,655
	Enterprise Financial Services Corp.	244,658	7,109,762
*	Equity Bancshares, Inc., Class A	82,737	1,169,901
	ESSA Bancorp, Inc.	58,904	742,190
	Evans Bancorp, Inc.	27,164	598,966
	Evercore, Inc., Class A	50,259	2,779,323
#*	EZCORP, Inc., Class A	331,451	1,895,900
#	Farmers & Merchants Bancorp, Inc.	500	10,745
	Farmers National Banc Corp.	155,135	1,677,009
	Fauquier Bankshares, Inc.	701	9,884
#	FB Financial Corp.	134,625	3,420,821
	FBL Financial Group, Inc., Class A	218,439	7,597,308
	Federal Agricultural Mortgage Corp., Class A	4,200	241,500
	Federal Agricultural Mortgage Corp., Class C	82,381	4,902,493
	Federated Hermes, Inc., Class B	137,941	3,636,125
	FedNat Holding Co.	124,822	1,168,334
	Financial Institutions, Inc.	129,897	1,918,579
*	First Acceptance Corp.	59,247	46,509
	First Bancorp	332,055	6,860,256
	First BanCorp	1,666,104	9,063,606
	First Bancorp, Inc. (The)	79,876	1,608,703
	First Bancshares, Inc. (The)	69,287	1,379,504
	First Bank	81,142	529,857
	First Busey Corp.	408,534	6,985,931
	First Business Financial Services, Inc.	48,367	719,217
#	First Capital, Inc.	350	18,729
	First Choice Bancorp	300	4,539
	First Commonwealth Financial Corp.	836,482	6,583,113
	First Community Bancshares, Inc.	133,440	2,610,086
	First Community Corp.	21,352	286,117
	First Financial Bancorp	91,685	1,275,797
	First Financial Corp.	98,964	3,308,367
	First Financial Northwest, Inc.	64,786	589,553
	First Foundation, Inc.	282,724	4,345,468
#	First Hawaiian, Inc.	57,977	1,007,640
	First Internet Bancorp	42,122	617,087
	First Interstate BancSystem, Inc., Class A	60,275	1,754,605
	First Merchants Corp.	396,746	9,692,505
	First Mid Bancshares, Inc.	66,495	1,623,143
#	First Midwest Bancorp, Inc.	319,400	3,875,919
	First Northwest Bancorp	55,108	564,857
	First of Long Island Corp. (The)	106,546	1,588,601
	First United Corp.	44,702	483,229
	Flagstar Bancorp, Inc.	369,120	11,582,986

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Flushing Financial Corp.	276,207	$3,060,374
	FNB Corp.	30,757	227,909
	Franklin Financial Network, Inc.	125,391	3,310,322
	FS Bancorp, Inc.	20,870	793,060
	Fulton Financial Corp.	223,239	2,165,418
#*	FVCBankcorp, Inc.	893	8,805
	GAMCO Investors, Inc., Class A	88,475	1,043,120
*	Genworth Financial, Inc., Class A	171,929	350,735
	German American Bancorp, Inc.	157,885	4,490,249
	Glen Burnie Bancorp	1,500	12,480
	Global Indemnity, Ltd.	73,324	1,675,453
#*	Goosehead Insurance, Inc., Class A	20,423	2,110,309
	Great Southern Bancorp, Inc.	125,960	4,543,377
	Great Western Bancorp, Inc.	157,927	2,053,051
*	Green Dot Corp., Class A	168,958	8,564,481
	Greenhill & Co., Inc.	10,500	125,790
#*	Greenlight Capital Re, Ltd., Class A	234,696	1,516,136
#	Guaranty Bancshares, Inc.	18,897	512,109
	Guaranty Federal Bancshares, Inc.	17,656	260,603
*	Hallmark Financial Services, Inc.	102,472	291,020
	Hancock Whitney Corp.	22,896	436,398
	Hanmi Financial Corp.	321,000	2,962,830
*	HarborOne Bancrop, Inc.	244,536	2,117,682
#	Hawthorn Bancshares, Inc.	11,063	182,761
#	HCI Group, Inc.	121,580	5,424,900
	Heartland Financial USA, Inc.	216,731	6,770,676
#	Hennessy Advisors, Inc.	3,186	24,978
	Heritage Commerce Corp.	314,025	2,129,090
	Heritage Financial Corp.	378,508	7,159,479
	Heritage Insurance Holdings, Inc.	145,742	1,729,958
	Hingham Institution For Savings (The)	14,873	2,617,648
*	HMN Financial, Inc.	37,346	522,844
	Home Bancorp, Inc.	37,837	884,629
	Home BancShares, Inc.	7,504	122,540
	HomeStreet, Inc.	209,783	5,546,663
	HomeTrust Bancshares, Inc.	60,854	877,515
	Hope Bancorp, Inc.	729,466	6,149,398
	Horace Mann Educators Corp.	381,709	14,344,624
	Horizon Bancorp, Inc.	306,974	3,103,507
*	Howard Bancorp, Inc.	79,367	754,780
	Independence Holding Co.	35,345	1,168,506
#	Independent Bank Corp.	99,684	6,431,612
	Independent Bank Corp.	9,686	135,265
#	Independent Bank Group, Inc.	157,653	6,925,696
	International Bancshares Corp.	121,909	3,708,472
	Investar Holding Corp.	48,005	639,907
	Investors Bancorp, Inc.	81,612	662,689
	Investors Title Co.	21,118	2,430,259
	James River Group Holdings, Ltd.	333,973	15,469,629
	Kearny Financial Corp.	784,503	6,307,404
	Kentucky First Federal Bancorp	40,640	244,246
	Kingstone Cos., Inc.	60,252	325,361
	Kinsale Capital Group, Inc.	134,802	26,272,910
	Lake Shore Bancorp, Inc.	4,212	48,733
	Lakeland Bancorp, Inc.	434,696	4,425,205
#	Lakeland Financial Corp.	255,382	11,303,207
	Landmark Bancorp, Inc.	19,687	405,552
	LCNB Corp.	27,122	339,567
#*	LendingClub Corp.	373,707	1,950,751

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Level One Bancorp, Inc.	820	$13,259
	Live Oak Bancshares, Inc.	152,004	2,585,588
	Luther Burbank Corp.	53,882	515,651
	Macatawa Bank Corp.	235,142	1,693,022
	Mackinac Financial Corp.	51,008	464,173
*	Magyar Bancorp, Inc.	15,818	120,850
#*	Maiden Holdings, Ltd.	538,719	759,594
*	Malvern Bancorp, Inc.	17,009	205,469
	Manning & Napier, Inc.	5,926	20,741
	Marlin Business Services Corp.	65,455	480,440
#*	MBIA, Inc.	476,385	3,815,844
#*	Medley Management, Inc., Class A	6,004	4,381
	Mercantile Bank Corp.	125,718	2,676,536
	Merchants Bancorp	19,697	363,016
	Mercury General Corp.	26,905	1,154,494
	Meridian Bancorp, Inc.	566,173	6,457,203
	Meta Financial Group, Inc.	301,084	5,618,227
*	Metropolitan Bank Holding Corp.	10,514	311,004
	Mid Penn Bancorp, Inc.	7,855	150,973
	Middlefield Banc Corp.	1,832	32,316
	Midland States Bancorp, Inc.	115,700	1,630,213
	MidWestOne Financial Group, Inc.	68,758	1,243,145
*	MMA Capital Holdings, Inc.	6,135	152,025
#	Moelis & Co., Class A	71,324	2,124,742
*	Mr Cooper Group, Inc.	424,271	6,928,345
	MVB Financial Corp.	6,276	82,969
	National Bank Holdings Corp., Class A	341,168	9,477,647
	National General Holdings Corp.	27,454	933,161
*	National Holdings Corp.	522	1,216
	National Security Group, Inc. (The)	14,003	189,601
	National Western Life Group, Inc., Class A	27,039	5,266,927
	Navient Corp.	66,489	529,252
	NBT Bancorp, Inc.	348,210	10,373,176
	Nelnet, Inc., Class A	22,562	1,308,596
»	NewStar Financial, Inc.	218,406	22,190
*	NI Holdings, Inc.	17,256	284,379
*	Nicholas Financial, Inc.	57,620	470,179
*	Nicolet Bankshares, Inc.	44,423	2,488,576
*	NMI Holdings, Inc., Class A	741,207	11,503,533
*	Northeast Bank	39,390	749,986
	Northfield Bancorp, Inc.	421,030	4,046,098
	Northrim BanCorp, Inc.	50,171	1,154,936
	Northwest Bancshares, Inc.	922,483	9,086,458
	Norwood Financial Corp.	19,021	460,689
	OceanFirst Financial Corp.	474,056	7,262,538
	OFG Bancorp	436,661	5,711,526
	Ohio Valley Banc Corp.	17,710	348,887
	Old National Bancorp	111,303	1,557,129
	Old Second Bancorp, Inc.	93,180	775,258
*	On Deck Capital, Inc.	52,468	76,603
	Oppenheimer Holdings, Inc., Class A	57,414	1,216,603
#	Origin Bancorp, Inc.	19,190	455,571
	Orrstown Financial Services, Inc.	35,636	484,650
*	Pacific Mercantile Bancorp	138,509	513,868
	Pacific Premier Bancorp, Inc.	585,542	12,302,237
#	Park National Corp.	39,635	3,399,098
	Parke Bancorp, Inc.	23,092	269,945
	Pathfinder Bancorp, Inc.	100	930
#	Patriot National Bancorp, Inc.	1,132	6,679

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PCSB Financial Corp.	59,500	$661,640
	Peapack-Gladstone Financial Corp.	159,587	2,598,076
	Penns Woods Bancorp, Inc.	54,091	1,092,638
	Pennymac Financial Services, Inc.	129,064	6,228,629
	Peoples Bancorp of North Carolina, Inc.	18,152	300,416
	Peoples Bancorp, Inc.	162,321	3,257,782
	Piper Sandler Cos.	157,150	9,729,157
	PJT Partners, Inc., Class A	69,282	3,708,665
#*	PRA Group, Inc.	457,813	18,111,082
	Preferred Bank	151,049	5,626,575
	Premier Financial Bancorp, Inc.	91,784	972,910
	Premier Financial Corp.	311,972	5,515,665
	ProAssurance Corp.	147,912	2,174,306
#	Protective Insurance Corp., Class A	4,882	71,546
	Protective Insurance Corp., Class B	68,889	881,779
	Provident Financial Holdings, Inc.	72,903	889,417
	Provident Financial Services, Inc.	361,031	4,928,073
	Prudential Bancorp, Inc.	42,648	477,658
	Pzena Investment Management, Inc., Class A	105,207	551,285
	QCR Holdings, Inc.	97,090	2,901,049
*	Randolph Bancorp, Inc.	3,714	39,851
	RBB Bancorp	21,089	269,939
*	Regional Management Corp.	90,197	1,370,092
	Renasant Corp.	334,694	7,774,942
	Republic Bancorp, Inc., Class A	192,357	5,813,029
*	Republic First Bancorp, Inc.	230,282	536,557
	Riverview Bancorp, Inc.	154,293	752,950
	S&T Bancorp, Inc.	259,702	5,583,593
	Safeguard Scientifics, Inc.	180,153	1,025,071
	Safety Insurance Group, Inc.	173,390	13,120,421
	Salisbury Bancorp, Inc.	8,588	312,689
	Sandy Spring Bancorp, Inc.	292,273	6,757,352
	SB Financial Group, Inc.	5,446	67,639
	SB One Bancorp	36,883	682,704
*	Seacoast Banking Corp. of Florida	343,757	6,490,132
#*	Security National Financial Corp., Class A	40,267	247,642
*	Select Bancorp, Inc.	53,739	419,702
#	ServisFirst Bancshares, Inc.	225,055	8,234,762
	Severn Bancorp, Inc.	1,621	9,758
	Shore Bancshares, Inc.	59,953	555,764
#*	Siebert Financial Corp.	13,141	45,468
	Sierra Bancorp	118,142	2,076,936
	Silvercrest Asset Management Group, Inc., Class A	10,134	111,474
	Simmons First National Corp., Class A	47,628	790,149
	SmartFinancial, Inc.	55,823	796,036
	Sound Financial Bancorp, Inc.	300	8,445
*	Southern First Bancshares, Inc.	42,430	1,035,292
	Southern Missouri Bancorp, Inc.	41,238	899,401
	Southern National Bancorp of Virginia, Inc.	129,920	1,093,926
	Southside Bancshares, Inc.	380,001	10,526,028
*	Spirit of Texas Bancshares, Inc.	6,004	69,947
	State Auto Financial Corp.	248,520	3,854,545
	Sterling Bancorp	27,328	307,440
	Sterling Bancorp, Inc.	48,344	147,449
	Stewart Information Services Corp.	325,475	13,653,676
#	Stock Yards Bancorp, Inc.	218,579	8,544,253
*	StoneX Group, Inc.	156,543	8,215,377
	Summit Financial Group, Inc.	52,322	786,923
	Summit State Bank	2,078	20,489

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Territorial Bancorp, Inc.	65,287	$1,434,355
*	Third Point Reinsurance, Ltd.	842,991	6,566,900
	Timberland Bancorp, Inc.	72,051	1,200,370
	Tiptree, Inc.	261,185	1,318,984
	Tompkins Financial Corp.	128,185	8,271,778
	Towne Bank	219,873	3,878,560
	TriCo Bancshares	248,029	6,944,812
*	TriState Capital Holdings, Inc.	248,076	3,287,007
*	Triumph Bancorp, Inc.	214,145	5,610,599
	TrustCo Bank Corp. NY	1,098,965	6,363,007
	Trustmark Corp.	385,273	8,676,348
	UMB Financial Corp.	13,440	669,312
	Umpqua Holdings Corp.	10,096	109,542
*	Unico American Corp.	109,255	518,415
	Union Bankshares, Inc.	14,917	270,893
	United Bancorp, Inc.	2,991	31,914
	United Bancshares, Inc.	6,297	125,940
	United Community Banks, Inc.	187,658	3,364,708
	United Fire Group, Inc.	239,298	6,070,990
	United Insurance Holdings Corp.	229,810	1,700,594
	United Security Bancshares	105,167	658,345
	Unity Bancorp, Inc.	56,000	700,560
	Universal Insurance Holdings, Inc.	360,483	6,312,057
	Univest Financial Corp.	241,528	3,692,963
	US Global Investors, Inc., Class A	7,643	25,604
	Value Line, Inc.	74,436	1,834,847
	Veritex Holdings, Inc.	58,745	982,216
#	Victory Capital Holdings, Inc., Class A	1,051	18,655
	Virtus Investment Partners, Inc.	92,509	12,573,823
#	Waddell & Reed Financial, Inc., Class A	430,585	6,282,235
	Walker & Dunlop, Inc.	334,824	16,878,478
	Washington Federal, Inc.	105,233	2,456,138
	Washington Trust Bancorp, Inc.	179,399	5,981,163
	Waterstone Financial, Inc.	228,989	3,498,952
	WesBanco, Inc.	453,523	8,993,361
	West BanCorp, Inc.	109,758	1,801,129
#	Westamerica BanCorp	113,750	6,865,950
	Western New England Bancorp, Inc.	224,504	1,131,500
	Westwood Holdings Group, Inc.	70,924	805,697
#	WisdomTree Investments, Inc.	522,112	1,879,603
#*	World Acceptance Corp.	89,153	6,624,068
	WSFS Financial Corp.	408,617	11,657,843
#	WVS Financial Corp.	12,581	164,308
TOTAL FINANCIALS			1,068,525,575
HEALTH CARE — (10.9%)
#*	Abeona Therapeutics, Inc.	12,761	36,369
*	Acadia Healthcare Co., Inc.	82,897	2,471,160
#*	Accuray, Inc.	429,768	958,383
#»	Achillion Pharmaceuticals, Inc.	895,529	411,943
*	Addus HomeCare Corp.	142,265	13,715,769
#*	Adverum Biotechnologies, Inc.	266,263	4,465,231
*	Aeglea BioTherapeutics, Inc.	40,673	278,610
*	Affimed NV	9,800	34,594
#*	Akcea Therapeutics, Inc.	5,166	55,999
*	Akebia Therapeutics, Inc.	265,906	2,970,170
*	Albireo Pharma, Inc.	27,162	767,598
*	Aldeyra Therapeutics, Inc.	4,906	31,546
#*	Allscripts Healthcare Solutions, Inc.	1,011,644	9,104,796

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Alpine Immune Sciences, Inc.	3,775	$43,413
*	Altimmune, Inc.	5,649	150,150
#*	AMAG Pharmaceuticals, Inc.	307,062	2,933,977
#*	American Renal Associates Holdings, Inc.	180,387	1,163,496
#*	American Shared Hospital Services	41,663	84,159
#*	AMN Healthcare Services, Inc.	38,064	2,091,236
#*	Amneal Pharmaceuticals, Inc.	2,625	11,366
*	Amphastar Pharmaceuticals, Inc.	358,781	7,182,796
*	AnaptysBio, Inc.	130,437	2,342,649
*	AngioDynamics, Inc.	262,548	2,168,647
*	ANI Pharmaceuticals, Inc.	99,423	2,943,915
#*	Anika Therapeutics, Inc.	147,988	5,386,763
*	Apollo Endosurgery, Inc.	2,423	3,731
#*	Apollo Medical Holdings, Inc.	8,532	142,911
*	Applied Genetic Technologies Corp.	129,266	682,525
	Apyx Medical Corp.	24,137	108,375
»	Aquamed Technologies, Inc.	6,937	0
#*	Aravive, Inc.	35,088	206,668
*	Arcus Biosciences, Inc.	12,672	249,385
*	Ardelyx, Inc.	142,312	804,063
*	Assembly Biosciences, Inc.	38,364	851,681
*	Assertio Holdings, Inc.	106,851	96,230
#*	Atara Biotherapeutics, Inc.	123,722	1,532,916
*	AtriCure, Inc.	52,140	2,127,833
	Atrion Corp.	19,523	12,106,212
*	aTyr Pharma, Inc.	6,372	25,169
*	Avanos Medical, Inc.	307,422	9,428,633
#*	Avrobio, Inc.	19,285	326,881
#*	AxoGen, Inc.	25,143	285,876
*	BioDelivery Sciences International, Inc.	3,700	15,503
*	BioSpecifics Technologies Corp.	60,535	3,793,123
*	BioTelemetry, Inc.	301,832	12,845,970
*	Brookdale Senior Living, Inc.	1,051,255	2,911,976
#*	Caladrius Biosciences, Inc.	5,000	11,350
*	Calithera Biosciences, Inc.	193,272	908,378
*	Calyxt, Inc.	2,100	9,261
#	Cantel Medical Corp.	8,668	409,563
*	Capital Senior Living Corp.	30,216	19,577
*	Cara Therapeutics, Inc.	1,957	32,173
#*	Cardiff Oncology, Inc.	4,000	19,200
*	Cardiovascular Systems, Inc.	8,757	266,913
#*	CareDx, Inc.	12,346	411,739
*	Catabasis Pharmaceuticals, Inc.	51,485	297,583
#*	Catalyst Biosciences, Inc.	73,787	377,052
#*	Catalyst Pharmaceuticals, Inc.	69,936	300,725
*	Celldex Therapeutics, Inc.	16,299	167,717
#*	Champions Oncology, Inc.	13,095	114,450
#*	Chembio Diagnostics, Inc.	3,713	20,533
*	ChemoCentryx, Inc.	205,356	10,824,315
*	Chimerix, Inc.	22,167	68,939
#*	Codexis, Inc.	11,749	138,991
#*	Collegium Pharmaceutical, Inc.	109,122	1,721,945
#*	Community Health Systems, Inc.	338,084	1,683,658
	Computer Programs and Systems, Inc.	63,873	1,576,386
*	Concert Pharmaceuticals, Inc.	185,020	1,715,135
	CONMED Corp.	179,301	14,799,505
#*	Corcept Therapeutics, Inc.	628,796	9,400,500
*	CorVel Corp.	232,144	18,453,127
#*	Corvus Pharmaceuticals, Inc.	77,908	330,330

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Covetrus, Inc.	391,482	$8,675,241
*	Cross Country Healthcare, Inc.	326,529	2,117,541
#*	CryoLife, Inc.	373,745	7,254,390
*	Cumberland Pharmaceuticals, Inc.	173,080	576,356
#»	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	110,555	1,573,198
#*	Cyclerion Therapeutics, Inc.	6,555	25,040
*	CytomX Therapeutics, Inc.	59,122	414,445
*	Deciphera Pharmaceuticals, Inc.	10,623	492,589
#*	Denali Therapeutics, Inc.	83,712	1,960,535
#*	Digirad Corp.	10,428	29,198
#*	Eagle Pharmaceuticals, Inc.	65,849	3,054,735
#»	Elanco Animal Health, Inc.	210,656	0
#*	Electromed, Inc.	15,464	256,548
*	Enanta Pharmaceuticals, Inc.	109,153	5,004,665
#*	Endo International P.L.C.	445,512	1,550,382
	Ensign Group, Inc. (The)	448,680	20,634,793
#*	Enzo Biochem, Inc.	250,502	596,195
#*	Epizyme, Inc.	205,772	2,847,885
#*	Evolent Health, Inc., Class A	487,156	5,675,367
*	Five Prime Therapeutics, Inc.	195,870	1,155,633
#*	Five Star Senior Living, Inc.	16,200	73,548
#*	Fluidigm Corp.	52,463	369,340
*	FONAR Corp.	27,289	671,855
#*	Fulgent Genetics, Inc.	11,770	310,140
#*	G1 Therapeutics, Inc.	96,758	1,419,440
#*	GlycoMimetics, Inc.	153,245	603,785
*	Hanger, Inc.	48,358	844,331
#	Harrow Health, Inc.	1,670	9,152
#*	Harvard Bioscience, Inc.	238,609	742,074
*	HealthStream, Inc.	296,215	6,503,400
#	Hepion Pharmaceuticals, Inc.	11,778	47,583
#*	Heron Therapeutics, Inc.	182,391	2,971,149
#*	Heska Corp.	49,385	4,751,825
*	HMS Holdings Corp.	6,100	198,250
#*	Infinity Pharmaceuticals, Inc.	110,672	97,945
*	InfuSystem Holdings, Inc.	5,697	69,560
#*	Innoviva, Inc.	317,221	4,296,758
#*	Inogen, Inc.	49,551	1,521,216
#*	Inovio Pharmaceuticals, Inc.	181,511	3,528,574
*	Integer Holdings Corp.	128,666	8,462,363
#*	Intellia Therapeutics, Inc.	148,773	2,649,647
#*	Interpace Biosciences, Inc.	5,404	31,721
#*	Intra-Cellular Therapies, Inc.	182,493	3,617,924
*	IntriCon Corp.	75,467	815,044
#	Invacare Corp.	363,993	2,562,511
*	IRIDEX Corp.	18,663	37,699
	IVERIC bio, Inc.	32,174	129,018
*	Joint Corp. (The)	2,573	37,154
#*	Jounce Therapeutics, Inc.	80,312	367,829
#*	Kala Pharmaceuticals, Inc.	62,579	547,566
*	KalVista Pharmaceuticals, Inc.	11,346	111,531
#*	Karyopharm Therapeutics, Inc.	85,262	1,368,455
	Kewaunee Scientific Corp.	26,379	251,128
#*	Kindred Biosciences, Inc.	254,337	836,769
#*	Kiniksa Pharmaceuticals, Ltd., Class A	14,916	291,160
#*	Krystal Biotech, Inc.	651	26,880
*	Kura Oncology, Inc.	108,845	1,789,412
#*	Lannett Co., Inc.	3,787	22,533

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Lantheus Holdings, Inc.	261,371	$3,523,281
#	LeMaitre Vascular, Inc.	221,957	6,509,999
#*	Ligand Pharmaceuticals, Inc.	69,447	8,137,799
*	LivaNova P.L.C.	24,313	1,131,527
	Luminex Corp.	383,249	13,950,264
#*	Lumos Pharma, Inc.	14,101	200,516
*	MacroGenics, Inc.	324,656	8,246,262
#*	Madrigal Pharmaceuticals, Inc.	43,787	4,492,984
*	Magellan Health, Inc.	109,232	8,101,737
#*	Magenta Therapeutics, Inc.	1,200	8,424
#*	Mallinckrodt P.L.C.	785,729	1,752,176
*»	MedCath Corp.	92,602	0
*	MEDNAX, Inc.	381,964	7,631,641
#*	Medpace Holdings, Inc.	32,453	3,873,266
#*	Menlo Therapeutics, Inc.	4,092	6,588
*	Meridian Bioscience, Inc.	140,270	3,435,212
*	Merit Medical Systems, Inc.	82,981	3,710,910
#	Merrimack Pharmaceuticals, Inc.	148,849	494,179
*	Mersana Therapeutics, Inc.	8,714	173,234
#	Mesa Laboratories, Inc.	5,883	1,393,918
#*	Minerva Neurosciences, Inc.	200,328	698,143
#*	Misonix, Inc.	26,186	325,492
*	Molecular Templates, Inc.	16,147	177,133
*	Momenta Pharmaceuticals, Inc.	258,375	7,619,479
#*	MTBC, Inc.	4,370	47,502
*	Myriad Genetics, Inc.	239,552	2,891,393
#*	NantKwest, Inc.	25,548	285,627
	National HealthCare Corp.	109,817	6,514,344
	National Research Corp.	233,868	13,374,911
*	Natus Medical, Inc.	317,921	5,906,972
#*	NeoGenomics, Inc.	163,542	6,252,211
#	Neoleukin Therapeutics, Inc.	64,643	625,744
*	NextGen Healthcare, Inc.	567,642	8,298,926
#*	NGM Biopharmaceuticals, Inc.	526	9,621
#*	ObsEva SA	36,595	92,951
#*	OPKO Health, Inc.	138,878	715,222
#*	Optinose, Inc.	290	1,478
#*	Option Care Health, Inc.	31,242	368,031
*	OraSure Technologies, Inc.	545,497	9,900,771
*	Orthofix Medical, Inc.	173,576	5,330,519
#*	OrthoPediatrics Corp.	6,767	285,500
*	Otonomy, Inc.	86,734	304,436
#	Owens & Minor, Inc.	467,416	7,516,049
#*	Oxford Immunotec Global P.L.C.	17,481	228,652
#*	Pacira BioSciences, Inc.	102,480	5,391,473
#	Patterson Cos., Inc.	409,105	10,865,829
*	PDL BioPharma, Inc.	1,089,551	3,464,772
*	Pennant Group, Inc.	236,375	5,923,558
#*	PetIQ, Inc.	142,727	5,208,108
*	Pfenex, Inc.	86,933	616,355
	Phibro Animal Health Corp., Class A	72,469	1,680,918
*	Pieris Pharmaceuticals, Inc.	3,797	9,758
*	Prestige Consumer Healthcare, Inc.	310,082	11,531,950
»	Progenic Pharmaceuticals, Inc.	86,844	0
*	Protagonist Therapeutics, Inc.	106,152	1,669,771
*	Prothena Corp. P.L.C.	131,489	1,609,425
*	Providence Service Corp. (The)	152,422	12,347,706
	Psychemedics Corp.	12,225	56,357
*	R1 RCM, Inc.	33,436	457,070

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	RadNet, Inc.	305,105	$4,848,118
*	REGENXBIO, Inc.	139,803	4,627,479
*	Retrophin, Inc.	161,285	3,206,346
#*	Revance Therapeutics, Inc.	107,404	2,521,846
#*	Rexahn Pharmaceuticals, Inc.	2,030	5,400
*	Rhythm Pharmaceuticals, Inc.	71,378	1,371,885
*	Rigel Pharmaceuticals, Inc.	194,201	446,662
#*	Rocket Pharmaceuticals, Inc.	26,275	618,251
#*	Sangamo Therapeutics, Inc.	574,489	6,221,716
#*	Savara, Inc.	5,511	10,967
*	SeaSpine Holdings Corp.	93,071	872,075
*	Select Medical Holdings Corp.	222,509	4,236,571
*	SI-BONE, Inc.	664	11,354
#*	Sientra, Inc.	14,174	53,861
#*	Sierra Oncology, Inc.	1,000	12,020
#*	SIGA Technologies, Inc.	60,793	390,291
#	Simulations Plus, Inc.	148,270	10,438,208
*	Spectrum Pharmaceuticals, Inc.	254,955	762,315
#*	Spero Therapeutics, Inc.	34,962	409,055
#*	STAAR Surgical Co.	8,654	503,576
*	Strata Skin Sciences, Inc.	22,306	26,990
*	Supernus Pharmaceuticals, Inc.	213,754	4,759,233
#*	Surface Oncology, Inc.	2,366	12,327
*	Surgalign Holdings, Inc.	281,805	791,872
*	Surgery Partners, Inc.	75,249	1,149,052
#*	Surmodics, Inc.	132,349	6,258,784
#*	Syndax Pharmaceuticals, Inc.	98,038	1,383,316
*	Synlogic, Inc.	143,567	324,461
#*	Syros Pharmaceuticals, Inc.	97,459	924,886
#*	Tactile Systems Technology, Inc.	21,505	881,275
*	Tenet Healthcare Corp.	219,791	5,811,274
#*	Tivity Health, Inc.	58,457	766,956
#*	Triple-S Management Corp., Class B	163,772	3,187,003
#»	U.S. Diagnostic, Inc.	25,100	0
#	US Physical Therapy, Inc.	130,419	10,832,602
	Utah Medical Products, Inc.	47,310	3,855,765
*	Vanda Pharmaceuticals, Inc.	315,766	3,182,921
#*	Varex Imaging Corp.	257,088	4,031,140
#*	Verastem, Inc.	87,613	117,401
#*	Vericel Corp.	83,049	1,369,478
#*	Vocera Communications, Inc.	118,692	3,652,153
#*	Voyager Therapeutics, Inc.	1,132	12,531
#*	XBiotech, Inc.	10,628	154,531
#*	Xencor, Inc.	157,303	4,733,247
#*	Zogenix, Inc.	110,097	2,619,208
*	Zynerba Pharmaceuticals, Inc.	16,286	61,073
TOTAL HEALTH CARE			609,155,995
INDUSTRIALS — (19.2%)
#	AAON, Inc.	362,767	21,493,945
	AAR Corp.	289,250	4,980,885
	ABM Industries, Inc.	80,523	2,890,776
*	Acacia Research Corp.	128,199	507,668
	ACCO Brands Corp.	672,194	4,382,705
	Acme United Corp.	32,984	714,763
#*	Advanced Disposal Services, Inc.	5,097	153,726
	Advanced Drainage Systems, Inc.	200,172	9,808,428
*	Aegion Corp.	279,423	4,308,703
*	Aerovironment, Inc.	219,467	16,800,199

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Air Transport Services Group, Inc.	589,476	$14,365,530
	Alamo Group, Inc.	100,945	10,408,439
	Albany International Corp., Class A	214,764	10,325,853
#	Allegiant Travel Co.	4,948	554,324
	Allied Motion Technologies, Inc.	70,197	2,646,427
	Altra Industrial Motion Corp.	42,094	1,440,878
#*	Ameresco, Inc., Class A	172,746	4,781,609
#*	American Superconductor Corp.	2,865	26,645
*	American Woodmark Corp.	141,545	11,411,358
*	AMREP Corp.	66,750	297,705
	Apogee Enterprises, Inc.	286,943	6,195,099
	Applied Industrial Technologies, Inc.	26,000	1,641,120
	ARC Document Solutions, Inc.	110,245	108,095
	ArcBest Corp.	195,855	5,952,033
	Arcosa, Inc.	8,186	345,613
	Argan, Inc.	121,827	5,226,378
*	Armstrong Flooring, Inc.	31,531	93,647
*	Art's-Way Manufacturing Co., Inc.	200	436
	Astec Industries, Inc.	194,815	8,667,319
*	Astronics Corp.	124,350	1,081,845
*	Astronics Corp., Class B	36,903	318,288
*	Atkore International Group, Inc.	332,266	8,861,534
*	Atlas Air Worldwide Holdings, Inc.	114,028	5,938,578
*	Avis Budget Group, Inc.	116,478	3,016,780
	AZZ, Inc.	212,737	6,718,234
	Barnes Group, Inc.	22,311	822,607
	Barrett Business Services, Inc.	27,355	1,441,061
*	Beacon Roofing Supply, Inc.	369,633	11,517,764
	BG Staffing, Inc.	6,372	57,858
*	Blue Bird Corp.	68,736	861,262
*	BMC Stock Holdings, Inc.	381,526	9,767,066
	Brady Corp., Class A	88,052	4,047,750
#*	BrightView Holdings, Inc.	34,612	419,497
*	Builders FirstSource, Inc.	532,750	12,620,847
*	CAI International, Inc.	129,410	2,227,146
#*	Capstone Turbine Corp.	4,139	16,597
*	Casella Waste Systems, Inc., Class A	427,587	23,692,596
*	CBIZ, Inc.	554,917	13,417,893
*	CECO Environmental Corp.	238,058	1,594,989
*	Chart Industries, Inc.	213,872	14,656,648
	Chicago Rivet & Machine Co.	17,700	375,860
#*	Cimpress P.L.C.	2,799	279,900
*	CIRCOR International, Inc.	73,673	1,931,706
	Columbus McKinnon Corp.	175,154	5,802,852
	Comfort Systems USA, Inc.	364,512	18,119,892
*	Commercial Vehicle Group, Inc.	76,394	178,762
	CompX International, Inc.	18,270	252,674
*	Construction Partners, Inc., Class A	3,397	56,220
#*	Cornerstone Building Brands, Inc.	88,356	500,979
#	Costamare, Inc.	583,817	2,656,367
#	Covanta Holding Corp.	207,185	2,038,700
*	Covenant Logistics Group, Inc.	120,691	2,033,643
#*	CPI Aerostructures, Inc.	11,078	36,225
	CRA International, Inc.	89,634	3,744,012
	CSW Industrials, Inc.	45,553	3,042,485
#	Cubic Corp.	151,779	6,374,718
#*	Daseke, Inc.	8,199	34,190
	Deluxe Corp.	31,932	901,440
	Douglas Dynamics, Inc.	247,996	8,766,659

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ducommun, Inc.	99,691	$3,583,891
*	DXP Enterprises, Inc.	148,977	2,514,732
#*	Dycom Industries, Inc.	38,045	1,629,467
#*	Eagle Bulk Shipping, Inc.	391,230	950,689
	Eastern Co. (The)	56,600	923,146
*	Echo Global Logistics, Inc.	262,947	6,590,767
	Encore Wire Corp.	196,417	9,858,169
#*	Energy Recovery, Inc.	6,642	50,413
#	Enerpac Tool Group Corp.	245,262	4,635,452
#	Ennis, Inc.	220,827	3,820,307
#	EnPro Industries, Inc.	120,674	5,759,770
	ESCO Technologies, Inc.	177,756	15,276,351
	Espey Manufacturing & Electronics Corp.	35,187	655,534
#*	EVI Industries, Inc.	33,694	851,784
*	Evoqua Water Technologies Corp.	116,602	2,242,256
#*	ExOne Co. (The)	2,393	20,963
	Federal Signal Corp.	630,623	19,492,557
*	Forrester Research, Inc.	228,102	8,008,661
	Forward Air Corp.	296,206	15,399,750
*	Franklin Covey Co.	154,981	2,803,606
	Franklin Electric Co., Inc.	108,149	5,845,453
*	FreightCar America, Inc.	16,382	26,211
#	GATX Corp.	11,859	723,280
	Genco Shipping & Trading, Ltd.	101,564	689,620
*	Gencor Industries, Inc.	39,904	477,651
*	Gibraltar Industries, Inc.	291,621	15,082,638
*	GMS, Inc.	152,633	3,576,191
#*	Golden Ocean Group, Ltd.	11,471	44,049
*	Goldfield Corp. (The)	184,176	716,445
	Gorman-Rupp Co. (The)	263,287	7,967,065
*	GP Strategies Corp.	153,085	1,137,422
	Graham Corp.	76,104	1,001,529
#	Granite Construction, Inc.	244,752	4,150,994
*	Great Lakes Dredge & Dock Corp.	479,745	4,010,668
#	Greenbrier Cos., Inc. (The)	252,888	6,506,808
#	Griffon Corp.	403,518	9,228,457
	H&E Equipment Services, Inc.	342,213	6,019,527
*	Harsco Corp.	308,054	4,916,542
#	Hawaiian Holdings, Inc.	295,656	3,515,350
#*	HC2 Holdings, Inc.	41,499	112,462
	Healthcare Services Group, Inc.	102,486	2,684,108
	Heartland Express, Inc.	434,826	8,820,445
	Heidrick & Struggles International, Inc.	148,169	2,997,459
	Helios Technologies, Inc.	259,337	9,810,719
*	Herc Holdings, Inc.	242,608	8,137,072
*	Heritage-Crystal Clean, Inc.	72,416	1,008,755
	Herman Miller, Inc.	37,910	888,231
*	Hill International, Inc.	118,709	172,128
	Hillenbrand, Inc.	94,056	2,749,257
	HNI Corp.	25,948	770,656
*	Houston Wire & Cable Co.	36,896	92,609
*	Hub Group, Inc., Class A	321,460	17,005,234
*	Hudson Global, Inc.	14,190	132,109
	Hurco Cos., Inc.	57,082	1,583,455
*	Huron Consulting Group, Inc.	197,567	9,427,897
	Hyster-Yale Materials Handling, Inc.	104,774	3,909,118
	ICF International, Inc.	129,123	8,730,006
*	IES Holdings, Inc.	158,242	3,770,907
*	InnerWorkings, Inc.	214,938	591,080

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Innovative Solutions & Support, Inc.	140,511	$709,581
	Insteel Industries, Inc.	156,860	2,923,870
	Interface, Inc.	615,548	4,912,073
*	JELD-WEN Holding, Inc.	53,652	1,051,579
	Kadant, Inc.	118,475	12,855,722
	Kaman Corp.	248,738	9,822,664
#	KAR Auction Services, Inc.	30,831	466,473
	Kelly Services, Inc., Class A	275,666	4,082,613
	Kelly Services, Inc., Class B	392	6,090
	Kennametal, Inc.	79,530	2,144,129
	Kforce, Inc.	270,368	7,797,413
	Kimball International, Inc., Class B	358,342	3,920,261
	Knoll, Inc.	538,665	6,307,767
	Korn Ferry	82,747	2,325,191
*	Kratos Defense & Security Solutions, Inc.	788,288	14,197,067
*	Lawson Products, Inc.	80,102	2,393,448
*	LB Foster Co., Class A	106,188	1,493,003
*	Lightbridge Corp.	1,700	10,931
#*	Limbach Holdings, Inc.	97,188	361,539
#	Lindsay Corp.	86,944	8,430,960
*	LS Starrett Co. (The), Class A	1,982	6,362
	LSI Industries, Inc.	265,006	1,552,935
#*	Lydall, Inc.	184,878	2,995,024
*	Manitex International, Inc.	51,566	232,563
*	Manitowoc Co., Inc. (The)	328,882	3,505,882
	Marten Transport, Ltd.	493,176	13,128,345
*	Masonite International Corp.	27,461	2,316,335
#*	Mastech Digital, Inc.	59,786	1,285,399
	Matson, Inc.	288,987	10,524,907
	Matthews International Corp., Class A	156,222	3,374,395
	McGrath RentCorp	245,356	14,235,555
*	Meritor, Inc.	729,205	16,589,414
*	Mesa Air Group, Inc.	52,177	161,749
	Miller Industries, Inc.	87,325	2,475,664
*	Mistras Group, Inc.	134,838	475,978
	Moog, Inc., Class A	20,385	1,095,082
*	Morgan Group Holding Co.	253	3,139
*	MRC Global, Inc.	438,593	2,609,628
	Mueller Industries, Inc.	76,699	2,144,504
	Mueller Water Products, Inc., Class A	826,175	8,360,891
*	MYR Group, Inc.	141,325	5,182,388
#	National Presto Industries, Inc.	43,893	3,748,023
	NL Industries, Inc.	23,557	86,219
#	NN, Inc.	240,858	1,266,913
*	Northwest Pipe Co.	91,196	2,266,221
*	NOW, Inc.	888,256	6,999,457
#*	NV5 Global, Inc.	57,302	3,251,315
#	Omega Flex, Inc.	97,931	11,923,099
*	Orion Group Holdings, Inc.	262,813	756,901
*	PAM Transportation Services, Inc.	40,807	1,145,044
	Park Aerospace Corp.	127,705	1,376,660
	Park-Ohio Holdings Corp.	106,790	1,539,912
	Patrick Industries, Inc.	228,567	14,616,860
	Patriot Transportation Holding, Inc.	34,262	308,701
*	Performant Financial Corp.	84,317	49,747
*	Perma-Fix Environmental Services	1,994	14,018
*	Perma-Pipe International Holdings, Inc.	86,037	508,479
*	PGT Innovations, Inc.	451,350	7,704,544
*	PICO Holdings, Inc.	111,452	904,990

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Pitney Bowes, Inc.	518,744	$1,732,605
	Powell Industries, Inc.	119,311	3,167,707
	Preformed Line Products Co.	51,182	2,521,225
	Primoris Services Corp.	400,119	6,413,908
#	Quad/Graphics, Inc.	142,123	442,003
	Quanex Building Products Corp.	279,260	3,923,603
*	Radiant Logistics, Inc.	150,232	638,486
	Raven Industries, Inc.	378,701	8,183,729
#»	Recycling Asset Hldgs, Inc.	15,044	1,133
#*	Red Violet, Inc.	1,887	28,890
#*	Resideo Technologies, Inc.	368,582	4,894,769
	Resources Connection, Inc.	301,693	3,409,131
	REV Group, Inc.	77,033	500,715
	Rush Enterprises, Inc., Class A	232,014	11,039,226
	Rush Enterprises, Inc., Class B	93,540	3,722,892
*	Saia, Inc.	218,036	26,044,400
	Scope Industries	4,778	847,498
#	Scorpio Bulkers, Inc.	52,957	776,350
	Servotronics, Inc.	24,804	206,369
	Shyft Group, Inc. (The)	275,643	5,204,140
*	SIFCO Industries, Inc.	45,608	173,766
*	SP Plus Corp.	193,346	3,072,268
#*	Spirit Airlines, Inc.	4,400	69,564
*	SPX Corp.	217,944	9,153,648
*	SPX FLOW, Inc.	231,244	9,268,260
	Standex International Corp.	134,372	7,195,621
	Steelcase, Inc., Class A	139,121	1,492,768
*	Sterling Construction Co., Inc.	109,590	1,128,777
#*	Sunrun, Inc.	116,410	4,271,083
	Systemax, Inc.	345,642	7,745,837
*	Team, Inc.	173,574	685,617
	Tennant Co.	171,312	11,412,805
	Terex Corp.	82,657	1,558,084
*	Textainer Group Holdings, Ltd.	221,872	1,872,600
*	Thermon Group Holdings, Inc.	245,760	3,330,048
	Titan International, Inc.	350,748	522,615
*	Titan Machinery, Inc.	65,527	711,951
*	TPI Composites, Inc.	118,852	3,040,234
*	Transcat, Inc.	43,400	1,210,860
*	TriMas Corp.	409,105	9,573,057
#	Trinity Industries, Inc.	21,437	418,665
	Triton International, Ltd.	74,605	2,347,819
	Triumph Group, Inc.	21,221	143,878
*	TrueBlue, Inc.	359,857	5,552,594
#*	Tutor Perini Corp.	530,051	6,238,700
*	Twin Disc, Inc.	88,449	518,311
#*	U.S. Xpress Enterprises, Inc., Class A	33,318	305,193
	UFP Industries, Inc.	193,520	11,266,734
*	Ultralife Corp.	105,175	746,743
	Universal Logistics Holdings, Inc.	90,552	1,663,440
#*	Upwork, Inc.	1,526	22,921
#»	US Airways Group, Inc.	5,375	0
#	US Ecology, Inc.	246,156	8,536,690
*	USA Truck, Inc.	66,622	650,897
*	Vectrus, Inc.	76,573	3,368,446
*	Veritiv Corp.	179,500	2,748,145
#	Viad Corp.	192,334	2,781,150
#*	Vicor Corp.	128,796	10,493,010
*	Virco Manufacturing Corp.	133,476	296,317

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Vivint Solar, Inc.	7,538	$153,323
	VSE Corp.	69,676	1,959,986
#	Wabash National Corp.	550,047	6,265,035
*	Welbilt, Inc.	49,487	300,881
	Werner Enterprises, Inc.	61,910	2,723,111
*	WESCO International, Inc.	45,881	1,783,394
#*	Wilhelmina International, Inc.	803	3,172
#*	Willdan Group, Inc.	27,036	666,708
*	Willis Lease Finance Corp.	75,426	1,470,807
*	WillScot Mobile Mini Holdings Corp.	73,498	1,106,880
TOTAL INDUSTRIALS			1,067,509,110
INFORMATION TECHNOLOGY — (12.8%)
#*	2U, Inc.	79,662	3,751,682
#*	3D Systems Corp.	210,713	1,388,599
#*	A10 Networks Inc.	29,572	238,942
*	Acacia Communications, Inc.	17,795	1,209,704
*»	Actua Corp.	21,078	2,108
#*	ADDvantage Technologies Group, Inc.	79,262	175,962
	ADTRAN, Inc.	184,748	2,294,570
*	Advanced Energy Industries, Inc.	67,116	4,937,724
*	Agilysys, Inc.	230,903	4,839,727
*	Airgain, Inc.	13,797	176,602
*	Alarm.com Holdings, Inc.	31,992	2,240,720
*	Alithya Group, Inc., Class A	105,048	169,127
*	Alpha & Omega Semiconductor, Ltd.	209,271	2,278,961
*	Ambarella, Inc.	165,238	7,481,977
	American Software, Inc., Class A	224,960	3,705,091
*	Amkor Technology, Inc.	700,813	9,527,553
*	Amtech Systems, Inc.	11,921	61,393
#*	Applied Optoelectronics, Inc.	20,295	288,392
*	Arlo Technologies, Inc.	361,484	1,525,462
	AstroNova, Inc.	59,790	411,355
#*	Asure Software, Inc.	8,305	53,567
#*	Avaya Holdings Corp.	581,735	7,364,765
*	Aviat Networks, Inc.	9,712	199,096
#*	Avid Technology, Inc.	238,583	1,963,538
*	Aware, Inc.	144,939	430,469
*	Axcelis Technologies, Inc.	274,975	8,089,764
*	AXT, Inc.	286,069	1,370,271
#	Badger Meter, Inc.	299,968	18,777,997
#	Bel Fuse, Inc., Class A	33,047	380,041
	Bel Fuse, Inc., Class B	96,207	1,173,725
	Belden, Inc.	33,270	1,051,332
	Benchmark Electronics, Inc.	315,243	6,418,347
*	BK Technologies Corp.	40,346	126,283
*	Bottomline Technologies De, Inc.	71,280	3,439,973
*	Brightcove, Inc.	62,367	659,843
#»	BroadVision, Inc.	16,737	73,891
*	BSQUARE Corp.	12,233	18,105
*	CalAmp Corp.	276,964	2,182,476
*	Calix, Inc.	421,239	8,639,612
#*	Cardtronics P.L.C., Class A	310,524	6,934,001
*	Casa Systems, Inc.	94,405	529,612
	Cass Information Systems, Inc.	106,669	3,821,950
*	CEVA, Inc.	159,522	6,412,784
*	ChannelAdvisor Corp.	45,368	924,146
*	Clearfield, Inc.	97,696	1,821,053
*	Coda Octopus Group, Inc.	6,169	35,595

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cohu, Inc.	252,820	$4,760,601
	Communications Systems, Inc.	89,247	432,848
*	CommVault Systems, Inc.	44,905	1,979,412
*	Computer Task Group, Inc.	250,507	1,209,949
	Comtech Telecommunications Corp.	172,178	2,827,163
*	Conduent, Inc.	586,756	1,120,704
#	CSG Systems International, Inc.	313,140	13,192,588
	CSP, Inc.	49,891	371,189
	CTS Corp.	337,845	6,709,602
*	CVD Equipment Corp.	29,398	92,016
*	CyberOptics Corp.	61,255	2,410,384
	Daktronics, Inc.	170,239	709,897
#*	DASAN Zhone Solutions, Inc.	4,668	47,193
*	Data I/O Corp.	55,681	208,804
*	Digi International, Inc.	248,238	3,008,645
#*	Digimarc Corp.	3,695	51,952
*	Diodes, Inc.	319,954	16,461,633
*	DSP Group, Inc.	206,903	3,072,510
#	Ebix, Inc.	58,995	1,301,135
*	eGain Corp.	99,991	990,911
*	Electro-Sensors, Inc.	4,550	15,925
*	EMCORE Corp.	153,559	537,456
*	Endurance International Group Holdings, Inc.	484,855	2,749,128
*	ePlus, Inc.	150,884	11,246,893
*	Everspin Technologies, Inc.	1,637	13,734
	EVERTEC, Inc.	256,166	7,953,954
#*	Evo Payments, Inc., Class A	7,063	160,259
*	ExlService Holdings, Inc.	233,261	14,942,700
*	Fabrinet	311,516	22,625,407
*	FARO Technologies, Inc.	153,161	9,163,623
#*	Fitbit, Inc., Class A	798,929	5,224,996
*	FormFactor, Inc.	698,112	20,133,550
*	Frequency Electronics, Inc.	66,023	691,261
	GlobalSCAPE, Inc.	26,038	248,142
*	GSE Systems, Inc.	85,221	80,108
*	GSI Technology, Inc.	104,352	596,893
#*	GTT Communications, Inc.	276,365	1,741,099
	Hackett Group, Inc. (The)	361,292	4,982,217
#*	Harmonic, Inc.	923,104	5,150,920
#*	I3 Verticals, Inc., Class A	21,470	519,145
*	Ichor Holdings, Ltd.	55,006	1,805,297
*	IEC Electronics Corp.	33,359	300,231
#*	Image Sensing Systems, Inc.	2,530	9,235
#*	Immersion Corp.	105,389	711,376
#*	Infinera Corp.	674,913	5,325,064
*	Innodata, Inc.	32,371	43,053
*	Insight Enterprises, Inc.	311,814	15,540,810
#*	Intelligent Systems Corp.	4,600	139,472
	InterDigital, Inc.	25,202	1,512,624
*	inTEST Corp.	78,717	367,608
*	Intevac, Inc.	61,735	365,471
#*	Iteris, Inc.	84,450	391,848
*	Key Tronic Corp.	24,728	167,409
*	Kimball Electronics, Inc.	183,859	2,441,648
*	Knowles Corp.	761,825	11,625,449
	Kulicke & Soffa Industries, Inc.	578,093	13,700,804
*	KVH Industries, Inc.	174,237	1,414,804
*	Lantronix, Inc.	3,368	13,472
*	Lattice Semiconductor Corp.	736,300	22,891,567

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	LGL Group, Inc. (The)	51,187	$446,863
#*	Limelight Networks, Inc.	506,976	3,178,740
*	Luna Innovations, Inc.	99,696	565,276
#*	MACOM Technology Solutions Holdings, Inc.	129,845	5,487,250
#*	MagnaChip Semiconductor Corp.	86,929	989,252
	ManTech International Corp., Class A	64,212	4,467,871
*	MaxLinear, Inc.	295,100	7,480,785
	Methode Electronics, Inc.	390,540	11,013,228
*	MicroStrategy, Inc., Class A	24,958	3,092,795
*	Mitek Systems, Inc.	40,438	414,894
	MTS Systems Corp.	164,979	3,060,360
#*	Napco Security Technologies, Inc.	219,990	5,803,336
*	NeoPhotonics Corp.	247,331	2,253,185
*	NETGEAR, Inc.	240,938	7,408,843
*	Netscout Systems, Inc.	458,437	11,671,806
*	NetSol Technologies, Inc.	45,396	139,366
	Network-1 Technologies, Inc.	46,583	101,085
	NIC, Inc.	499,105	10,940,382
	NVE Corp.	14,503	786,643
*	OneSpan, Inc.	189,711	5,907,601
*	Onto Innovation, Inc.	146,220	5,530,040
*	Optical Cable Corp.	37,938	91,051
*	OSI Systems, Inc.	194,081	13,771,988
#*	PAR Technology Corp.	66,278	2,038,711
#	Paysign, Inc.	51,491	480,926
	PC Connection, Inc.	142,108	6,210,120
	PC-Tel, Inc.	164,725	1,078,949
*	PDF Solutions, Inc.	105,955	2,604,374
*	Perceptron, Inc.	55,788	234,310
*	Perficient, Inc.	342,609	13,433,699
*	PFSweb, Inc.	14,215	112,725
*	Photronics, Inc.	425,447	5,054,310
*	Pixelworks, Inc.	95,160	303,560
#	Plantronics, Inc.	1,751	35,002
*	Plexus Corp.	225,831	16,776,985
	Power Integrations, Inc.	58,864	7,183,174
#*	Powerfleet, Inc.	811	3,633
*	PRGX Global, Inc.	159,773	862,774
	Progress Software Corp.	389,221	13,568,244
	QAD, Inc., Class A	89,941	3,553,569
	QAD, Inc., Class B	28,424	800,420
#*	Qumu Corp.	26,007	121,453
*	Rambus, Inc.	997,684	14,725,816
#*	RealNetworks, Inc.	40,739	63,145
	RF Industries, Ltd.	67,928	303,638
*	Ribbon Communications, Inc.	446,737	1,965,643
	Richardson Electronics, Ltd.	103,699	449,017
*	Rogers Corp.	75,700	9,022,683
*	Rosetta Stone, Inc.	13,982	374,298
#*	Rubicon Technology, Inc.	2,007	16,136
#*	Sailpoint Technologies Holdings, Inc.	130,488	4,110,372
*	Sanmina Corp.	151,268	4,489,634
#	Sapiens International Corp. NV	51,056	1,560,271
*	ScanSource, Inc.	244,111	5,602,347
*	Seachange International, Inc.	17,892	28,090
#*	SecureWorks Corp., Class A	3,955	47,302
*	ServiceSource International, Inc.	8,020	12,511
#*	ShotSpotter, Inc.	8,654	199,388
*	Sigmatron International, Inc.	9,685	30,024

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SMART Global Holdings, Inc.	151,202	$4,217,024
*	SMTC Corp.	10,277	32,167
*	SPS Commerce, Inc.	60,328	4,534,856
*	StarTek, Inc.	41,415	202,105
*	Steel Connect, Inc.	81,417	43,151
#*	Stratasys, Ltd.	365,170	5,470,247
#*	Super Micro Computer, Inc.	57,423	1,740,204
	Support.com, Inc.	38,495	64,287
*	Sykes Enterprises, Inc.	415,864	11,419,625
*	Synaptics, Inc.	242,741	19,424,135
#*	Synchronoss Technologies, Inc.	282,163	931,138
*	Telenav, Inc.	80,622	418,025
	TESSCO Technologies, Inc.	88,810	547,070
	TransAct Technologies, Inc.	75,004	263,264
*	Trio-Tech International	6,465	24,438
*	TSR, Inc.	52,346	247,073
	TTEC Holdings, Inc.	243,658	11,564,009
#*	TTM Technologies, Inc.	830,925	10,228,687
#*	Ultra Clean Holdings, Inc.	231,627	6,969,656
#*	Unisys Corp.	204,972	2,437,117
#*	Upland Software, Inc.	114,692	3,947,699
#*	Veeco Instruments, Inc.	204,566	2,765,732
#*	Veritone, Inc.	18,284	206,975
*	Virtusa Corp.	334,969	13,599,741
*	Vishay Precision Group, Inc.	120,922	3,077,465
	Wayside Technology Group, Inc.	32,917	761,370
*	Wireless Telecom Group, Inc.	54,107	59,518
	Xperi Holding Corp.	247,901	4,571,294
#*	Zix Corp.	196,439	1,397,663
TOTAL INFORMATION TECHNOLOGY			711,327,303
MATERIALS — (5.1%)
*	AdvanSix, Inc.	124,895	1,554,943
#*	AgroFresh Solutions, Inc.	185,302	452,137
*	Allegheny Technologies, Inc.	140,364	1,219,763
*	American Biltrite, Inc.	453	109,852
	American Vanguard Corp.	175,806	2,366,349
*	Ampco-Pittsburgh Corp.	2,643	7,744
	Avient Corp.	112,919	2,698,764
	Boise Cascade Co.	342,002	15,933,873
	Cabot Corp.	58,543	2,135,649
	Carpenter Technology Corp.	138,944	3,106,788
*	Century Aluminum Co.	1,067,627	9,299,031
	Chase Corp.	82,280	8,274,077
	Chemours Co. (The)	94,679	1,754,402
*	Clearwater Paper Corp.	104,989	3,876,194
*	Coeur Mining, Inc.	1,717,293	13,618,133
	Commercial Metals Co.	265,429	5,489,072
#	Compass Minerals International, Inc.	97,399	4,961,505
*	Core Molding Technologies, Inc.	66,816	307,354
	Domtar Corp.	18,930	397,341
*	Ferro Corp.	855,636	10,002,385
»	Ferroglobe Representation & Warranty Insurance Trust	447,468	0
*	Flotek Industries, Inc.	241,899	333,821
*	Forterra, Inc.	182	2,364
	Friedman Industries, Inc.	73,974	371,349
	FutureFuel Corp.	294,779	3,885,187
*	GCP Applied Technologies, Inc.	181,014	4,130,739
#	Gold Resource Corp.	196,485	862,569

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc., Class A	94,219	$3,277,879
	Greif, Inc., Class B	6,467	254,088
	Hawkins, Inc.	115,697	5,961,866
	Haynes International, Inc.	50,219	922,021
#	HB Fuller Co.	49,931	2,263,872
	Hecla Mining Co.	2,503,473	13,819,171
	Innospec, Inc.	256,534	19,283,661
*	Intrepid Potash, Inc.	851,479	771,525
	Kaiser Aluminum Corp.	167,047	10,348,562
*	Koppers Holdings, Inc.	115,834	2,915,542
*	Kraton Corp.	263,279	3,462,119
#	Kronos Worldwide, Inc.	112,254	1,261,735
#*	Livent Corp.	217,481	1,363,606
*	LSB Industries, Inc.	11,750	12,337
	Materion Corp.	157,618	9,050,426
	Mercer International, Inc.	488,450	3,638,952
	Minerals Technologies, Inc.	177,293	8,311,496
	Myers Industries, Inc.	324,292	4,883,837
	Neenah, Inc.	166,319	7,419,491
#	Nexa Resources SA	102,315	643,561
	Northern Technologies International Corp.	76,828	663,026
#	O-I Glass, Inc.	167,159	1,745,140
	Olin Corp.	100,252	1,126,832
	Olympic Steel, Inc.	93,389	988,056
	PH Glatfelter Co.	395,810	6,305,253
*	PQ Group Holdings, Inc.	99,751	1,223,945
*	Ramaco Resources, Inc.	4,591	10,192
	Rayonier Advanced Materials, Inc.	82,311	239,525
*	Resolute Forest Products, Inc.	316,068	957,686
*	Ryerson Holding Corp.	129,495	729,057
	Schnitzer Steel Industries, Inc., Class A	241,463	4,442,919
	Schweitzer-Mauduit International, Inc.	191,151	6,218,142
	Sensient Technologies Corp.	46,156	2,409,805
	Stepan Co.	171,120	18,686,304
*	Summit Materials, Inc., Class A	418,888	6,166,031
	SunCoke Energy, Inc.	402,506	1,283,994
*	Synalloy Corp.	67,776	481,210
*	TimkenSteel Corp.	304,355	1,116,983
*	Trecora Resources	162,400	933,800
	Tredegar Corp.	336,141	5,337,919
#	Trinseo SA	90,765	1,969,600
*	Tronox Holdings P.L.C., Class A	172,968	1,318,016
*	UFP Technologies, Inc.	26,955	1,162,839
	United States Lime & Minerals, Inc.	60,400	5,448,684
#	United States Steel Corp.	633,566	4,219,550
*	Universal Stainless & Alloy Products, Inc.	73,225	526,488
#*	US Concrete, Inc.	100,512	2,494,708
*	Venator Materials P.L.C	186,365	322,411
	Verso Corp., Class A	260,448	3,180,070
	Warrior Met Coal, Inc.	299,568	4,769,123
	Worthington Industries, Inc.	46,300	1,732,546
TOTAL MATERIALS			285,226,986
REAL ESTATE — (0.8%)
#*	Altisource Asset Management Corp.	697	10,190
#*	Altisource Portfolio Solutions SA	35,261	473,555
*	CKX Lands, Inc.	15,043	132,682
	CTO Realty Growth, Inc.	52,663	2,087,561
*	Forestar Group, Inc.	73,419	1,270,883

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	91,787	$3,590,708
	Griffin Industrial Realty, Inc.	49,036	2,412,571
#*	InterGroup Corp. (The)	5,700	144,666
*	JW Mays, Inc.	2,700	51,030
#	Kennedy-Wilson Holdings, Inc.	85,464	1,268,286
*	Marcus & Millichap, Inc.	301,083	8,201,501
*	Maui Land & Pineapple Co., Inc.	28,396	295,603
	Newmark Group, Inc., Class A	154,259	627,834
*	Rafael Holdings, Inc., Class B	136,561	1,907,757
	RE/MAX Holdings, Inc., Class A	123,009	3,981,801
	RMR Group, Inc. (The), Class A	82,120	2,361,771
#*	St Joe Co. (The)	509,925	10,509,554
*	Stratus Properties, Inc.	70,654	1,349,492
*	Tejon Ranch Co.	176,434	2,531,828
#*	Trinity Place Holdings, Inc.	45,425	60,415
TOTAL REAL ESTATE			43,269,688
UTILITIES — (1.7%)
	Artesian Resources Corp., Class A	45,630	1,600,700
#*	Atlantic Power Corp.	249,339	488,704
#	Atlantica Sustainable Infrastructure P.L.C.	4,858	145,594
	California Water Service Group	340,188	15,944,612
	Chesapeake Utilities Corp.	153,678	12,984,254
	Consolidated Water Co., Ltd.	63,422	778,188
#	Genie Energy, Ltd., Class B	212,941	1,731,210
	MGE Energy, Inc.	111,952	7,425,776
	Middlesex Water Co.	135,459	8,677,504
	Northwest Natural Holding Co.	204,788	10,954,110
	Otter Tail Corp.	293,905	11,241,866
	RGC Resources, Inc.	15,928	369,530
	SJW Group	183,758	11,477,525
#	Spark Energy, Inc., Class A	10,012	75,591
	Unitil Corp.	119,079	5,138,259
	York Water Co. (The)	88,610	4,103,529
TOTAL UTILITIES			93,136,952
TOTAL COMMON STOCKS			5,142,980,473
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	18,902	510,165
INDUSTRIALS — (0.0%)
	WESCO International, Inc.	55,710	1,510,855
TOTAL PREFERRED STOCKS			2,021,020
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»	Social Reality, Inc. Rights 12/31/19, Class A	16,919	508
TOTAL INVESTMENT SECURITIES (Cost $3,953,676,027)			5,145,002,001

TEMPORARY CASH INVESTMENTS — (1.3%)
State Street Institutional U.S. Government Money Market Fund 0.092%	74,413,764	74,413,764

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§	The DFA Short Term Investment Fund	30,182,921	$349,246,582
TOTAL INVESTMENTS — (100.0%)
(Cost $4,377,293,972)^^			$5,568,662,347
As of July 31, 2020, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	471	09/18/20	$72,768,362	$76,855,425	$4,087,063
Total Futures Contracts			$72,768,362	$76,855,425	$4,087,063
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$128,400,755	—	—	$128,400,755
Consumer Discretionary	722,885,251	$11,479	—	722,896,730
Consumer Staples	228,040,933	—	—	228,040,933
Energy	185,490,446	—	—	185,490,446
Financials	1,068,503,385	22,190	—	1,068,525,575
Health Care	608,744,052	411,943	—	609,155,995
Industrials	1,067,507,977	1,133	—	1,067,509,110
Information Technology	711,251,304	75,999	—	711,327,303
Materials	285,226,986	—	—	285,226,986
Real Estate	43,269,688	—	—	43,269,688
Utilities	93,136,952	—	—	93,136,952
Preferred Stocks
Communication Services	510,165	—	—	510,165
Industrials	1,510,855	—	—	1,510,855
Rights/Warrants
Consumer Discretionary	—	508	—	508
Temporary Cash Investments	74,413,764	—	—	74,413,764
Securities Lending Collateral	—	349,246,582	—	349,246,582
Futures Contracts**	4,087,063	—	—	4,087,063
TOTAL	$5,222,979,576	$349,769,834	—	$5,572,749,410
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.8%)
REAL ESTATE — (94.8%)
	Acadia Realty Trust	740,057	$8,910,286
#	Agree Realty Corp.	403,001	26,988,977
	Alexander's, Inc.	20,510	5,164,213
	Alexandria Real Estate Equities, Inc.	1,114,861	197,943,571
	American Assets Trust, Inc.	445,961	12,040,947
	American Campus Communities, Inc.	1,213,871	43,262,362
#	American Finance Trust, Inc.	551,167	4,026,275
	American Homes 4 Rent, Class A	2,368,781	68,694,649
	American Tower Corp.	3,304,845	863,853,435
	Apartment Investment & Management Co., Class A	1,314,186	51,016,700
#	Apple Hospitality REIT, Inc.	1,859,504	16,400,825
#	Ashford Hospitality Trust, Inc.	94,404	370,064
	AvalonBay Communities, Inc.	1,235,481	189,176,851
#	Bluerock Residential Growth REIT, Inc.	203,289	1,471,812
	Boston Properties, Inc.	1,295,418	115,408,790
	Braemar Hotels & Resorts, Inc.	272,862	665,783
#	Brandywine Realty Trust	1,503,113	16,278,714
	Brixmor Property Group, Inc.	2,611,043	30,053,105
#	Brookfield Property REIT, Inc., Class A	473,735	5,500,063
#	BRT Apartments Corp.	52,130	537,982
	Camden Property Trust	877,782	79,711,383
	CareTrust REIT, Inc.	832,766	15,006,443
#	Cedar Realty Trust, Inc.	579,055	471,061
#	Chatham Lodging Trust	414,372	2,158,878
#	CIM Commercial Trust Corp.	6,426	65,545
	City Office REIT, Inc.	422,244	3,652,411
#	Clipper Realty, Inc.	86,045	574,781
	Columbia Property Trust, Inc.	1,004,374	12,012,313
	Community Healthcare Trust, Inc.	179,753	8,220,105
#	CorePoint Lodging, Inc.	369,644	2,066,310
	CoreSite Realty Corp.	334,201	43,128,639
	Corporate Office Properties Trust	986,027	26,109,995
	Cousins Properties, Inc.	1,308,362	40,192,881
	Crown Castle International Corp.	3,592,158	598,812,739
#	CubeSmart	1,703,750	50,550,262
	CyrusOne, Inc.	1,004,227	83,772,616
	DiamondRock Hospitality Co.	1,762,429	8,142,422
	Digital Realty Trust, Inc.	2,293,406	368,183,399
#	Diversified Healthcare Trust	2,107,899	8,210,267
	Douglas Emmett, Inc.	1,466,312	42,728,332
	Duke Realty Corp.	3,232,813	129,926,754
#	Easterly Government Properties, Inc.	653,487	15,977,757
	EastGroup Properties, Inc.	344,411	45,689,563
	Empire State Realty Trust, Inc., Class A	1,303,791	8,605,021
#	EPR Properties	680,158	19,472,923
	Equinix, Inc.	562,345	441,710,751
	Equity Commonwealth	1,045,615	33,010,066
	Equity LifeStyle Properties, Inc.	1,512,250	103,316,920
	Equity Residential	3,266,700	175,193,121
#»	ESC WAR IND	433,542	124,795
#	Essential Properties Realty Trust, Inc.	803,970	12,943,917
	Essex Property Trust, Inc.	573,383	126,568,563
	Extra Space Storage, Inc.	1,132,170	116,998,448
#	Federal Realty Investment Trust	632,834	48,285,234

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	First Industrial Realty Trust, Inc.	1,122,085	$49,281,973
#	Four Corners Property Trust, Inc.	616,733	15,541,672
	Franklin Street Properties Corp.	937,923	4,924,096
	Front Yard Residential Corp.	402,047	3,485,747
	Gaming and Leisure Properties, Inc.	1,803,208	65,294,162
	Getty Realty Corp.	309,829	9,180,233
	Gladstone Commercial Corp.	279,182	5,081,112
#	Global Medical REIT, Inc.	370,799	4,408,800
#	Global Net Lease, Inc.	786,197	13,090,180
#	Global Self Storage, Inc.	43,975	164,466
	Healthcare Realty Trust, Inc.	1,189,083	34,840,132
#	Healthcare Trust of America, Inc., Class A	1,928,537	53,246,907
	Healthpeak Properties, Inc.	4,602,715	125,608,092
#	Hersha Hospitality Trust	313,791	1,493,645
	Highwoods Properties, Inc.	915,458	35,098,660
	Host Hotels & Resorts, Inc.	6,211,041	66,955,022
	Hudson Pacific Properties, Inc.	1,350,644	31,834,679
#	Independence Realty Trust, Inc.	840,090	9,661,035
#	Industrial Logistics Properties Trust	569,911	12,030,821
	Investors Real Estate Trust	105,780	7,647,894
	Invitation Homes, Inc.	4,938,389	147,262,760
#	Iron Mountain, Inc.	2,521,628	71,084,693
	JBG SMITH Properties	1,058,316	30,701,747
	Kilroy Realty Corp.	935,607	54,517,820
	Kimco Realty Corp.	3,816,051	42,548,969
	Kite Realty Group Trust	734,685	7,251,341
	Lamar Advertising Co., Class A	747,637	49,142,180
	Lexington Realty Trust	2,109,133	24,465,943
	Life Storage, Inc.	413,642	40,590,689
#	LTC Properties, Inc.	344,266	12,789,482
#	Macerich Co. (The)	931,842	7,109,954
	Mack-Cali Realty Corp.	790,210	11,394,828
	Medical Properties Trust, Inc.	4,586,697	92,330,211
	MGM Growth Properties LLC, Class A	1,157,393	31,643,125
	Mid-America Apartment Communities, Inc.	1,007,490	120,082,733
	Monmouth Real Estate Investment Corp.	820,387	11,838,184
#	National Health Investors, Inc.	390,404	24,205,048
	National Retail Properties, Inc.	1,517,466	53,794,170
	National Storage Affiliates Trust	527,098	16,245,160
	New Senior Investment Group, Inc.	730,376	2,483,278
	NexPoint Residential Trust, Inc.	170,647	6,523,835
#	Office Properties Income Trust	421,624	10,603,844
#	Omega Healthcare Investors, Inc.	1,999,114	64,731,311
	One Liberty Properties, Inc.	132,536	2,249,136
	Outfront Media, Inc.	1,260,494	18,163,718
	Paramount Group, Inc.	1,588,389	11,325,214
	Park Hotels & Resorts, Inc.	2,067,889	17,101,442
#	Pebblebrook Hotel Trust	1,145,051	12,137,541
#	Pennsylvania Real Estate Investment Trust	491,865	580,401
	Physicians Realty Trust	1,783,459	32,173,600
	Piedmont Office Realty Trust, Inc., Class A	1,103,910	17,894,381
	Plymouth Industrial REIT, Inc.	100,436	1,332,786
#	Preferred Apartment Communities, Inc., Class A	231,977	1,677,194
	Prologis, Inc.	6,351,951	669,622,674
	PS Business Parks, Inc.	180,064	24,839,829
	Public Storage	1,382,321	276,298,321
#	QTS Realty Trust, Inc., Class A	518,606	37,313,702
	Realty Income Corp.	3,030,499	181,981,465
	Regency Centers Corp.	1,490,487	61,154,682

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Retail Opportunity Investments Corp.	1,018,242	$11,068,291
#	Retail Properties of America, Inc., Class A	1,887,553	12,004,837
	Retail Value, Inc.	145,070	1,836,586
	Rexford Industrial Realty, Inc.	1,015,748	47,669,054
#	RLJ Lodging Trust	1,450,381	11,617,552
	RPT Realty	720,086	4,478,935
#	Ryman Hospitality Properties, Inc.	456,008	14,601,376
#	Sabra Health Care REIT, Inc.	1,807,643	26,644,658
	Saul Centers, Inc.	121,982	3,746,067
	SBA Communications Corp.	981,793	305,867,791
#*	Seritage Growth Properties	310,634	2,892,003
	Service Properties Trust	1,444,571	9,678,626
	Simon Property Group, Inc.	2,696,360	168,118,046
#	SITE Centers Corp.	1,355,826	9,938,205
#	SL Green Realty Corp.	660,621	30,718,876
#	Sotherly Hotels, Inc.	109,976	235,349
#	Spirit Realty Capital, Inc.	940,767	32,418,831
#	STAG Industrial, Inc.	1,310,442	42,720,409
#	STORE Capital Corp.	2,044,897	48,443,610
#	Summit Hotel Properties, Inc.	936,536	4,851,256
	Sun Communities, Inc.	855,924	128,328,685
	Sunstone Hotel Investors, Inc.	1,895,009	14,174,667
#	Tanger Factory Outlet Centers, Inc.	819,530	5,269,578
#	Terreno Realty Corp.	596,048	36,215,876
	UDR, Inc.	2,575,368	93,228,322
#	UMH Properties, Inc.	328,946	4,046,036
	Uniti Group, Inc.	1,502,669	14,876,423
	Universal Health Realty Income Trust	114,845	7,990,915
	Urban Edge Properties	1,027,986	10,773,293
#	Urstadt Biddle Properties, Inc.	67,653	575,727
	Urstadt Biddle Properties, Inc., Class A	266,595	2,615,297
	Ventas, Inc.	3,286,973	126,088,284
	VEREIT, Inc.	9,512,053	61,923,465
#	Vornado Realty Trust	1,426,772	49,252,169
#	Washington Prime Group, Inc.	1,311,610	962,591
	Washington Real Estate Investment Trust	719,722	16,092,984
	Weingarten Realty Investors	1,067,012	18,203,225
	Welltower, Inc.	3,690,091	197,641,274
#	Whitestone REIT	318,928	2,104,925
#	WP Carey, Inc.	1,526,291	108,931,389
	Xenia Hotels & Resorts, Inc.	988,476	7,868,269
TOTAL REAL ESTATE			8,874,130,490

TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	98,843,523	98,843,523
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	33,621,646	389,036,062
TOTAL INVESTMENTS — (100.0%)
(Cost $6,981,944,024)^^			$9,362,010,075

DFA Real Estate Securities Portfolio
CONTINUED
As of July 31, 2020, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	652	09/18/20	$99,414,175	$106,390,100	$6,975,925
Total Futures Contracts			$99,414,175	$106,390,100	$6,975,925
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,874,005,695	$124,795	—	$8,874,130,490
Temporary Cash Investments	98,843,523	—	—	98,843,523
Securities Lending Collateral	—	389,036,062	—	389,036,062
Futures Contracts**	6,975,925	—	—	6,975,925
TOTAL	$8,979,825,143	$389,160,857	—	$9,368,986,000
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (5.9%)
*	Afterpay, Ltd.	34,496	$1,677,842
	AGL Energy, Ltd.	157,174	1,861,798
	ALS, Ltd.	242,483	1,470,087
	Altium, Ltd.	61,363	1,433,698
	Alumina, Ltd.	1,201,993	1,303,364
*	AMP, Ltd.	2,001,457	2,082,522
	Ampol, Ltd.	199,308	3,736,031
	Ansell, Ltd.	62,963	1,728,767
	APA Group	287,796	2,254,503
	Aristocrat Leisure, Ltd.	181,577	3,404,480
	ASX, Ltd.	49,418	2,911,740
	Atlas Arteria, Ltd.	402,234	1,879,972
	Aurizon Holdings, Ltd.	1,216,488	3,879,318
	AusNet Services	565,673	722,767
	Australia & New Zealand Banking Group, Ltd.	636,793	8,087,712
#	Bendigo & Adelaide Bank, Ltd.	192,084	942,970
	BHP Group, Ltd.	842,811	22,190,241
	BHP Group, Ltd., Sponsored ADR	104,560	5,524,950
	BlueScope Steel, Ltd.	307,158	2,456,460
	Boral, Ltd.	718,147	1,837,073
	Brambles, Ltd.	509,466	3,933,471
	Carsales.com, Ltd.	129,544	1,693,541
	CIMIC Group, Ltd.	41,953	645,465
	Cleanaway Waste Management, Ltd.	975,941	1,447,971
	Coca-Cola Amatil, Ltd.	320,915	1,873,022
	Cochlear, Ltd.	17,957	2,450,478
	Coles Group, Ltd.	337,836	4,379,945
	Commonwealth Bank of Australia	470,347	23,928,831
	Computershare, Ltd.	245,008	2,344,934
	Crown Resorts, Ltd.	144,328	922,724
	CSL, Ltd.	137,898	26,821,527
	Domino's Pizza Enterprises, Ltd.	31,656	1,671,549
	Evolution Mining, Ltd.	883,191	3,773,000
	Flight Centre Travel Group, Ltd.	64,937	492,789
	Fortescue Metals Group, Ltd.	866,512	10,785,654
	Harvey Norman Holdings, Ltd.	399,284	1,055,559
	IDP Education, Ltd.	86,024	814,733
	Iluka Resources, Ltd.	217,450	1,410,999
	Incitec Pivot, Ltd.	820,213	1,075,125
	Insurance Australia Group, Ltd.	901,479	3,281,920
	James Hardie Industries P.L.C.	153,186	3,161,657
#	JB Hi-Fi, Ltd.	74,704	2,446,528
	Lendlease Corp., Ltd.	185,997	1,510,960
	Macquarie Group, Ltd.	93,449	8,212,516
	Magellan Financial Group, Ltd.	47,244	2,052,528
	Medibank Pvt, Ltd.	1,175,388	2,347,362
	Metcash, Ltd.	8,504	16,400
	National Australia Bank, Ltd.	706,978	8,825,967
	Newcrest Mining, Ltd.	131,068	3,339,062
*	NEXTDC, Ltd.	126,213	1,021,670
	Northern Star Resources, Ltd.	287,658	3,264,841
	Oil Search, Ltd.	996,286	2,056,333
#	Orica, Ltd.	169,742	2,102,589
	Origin Energy, Ltd.	802,596	3,073,041
	Orora, Ltd.	531,610	869,098

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Qantas Airways, Ltd.	672,843	$1,542,669
	QBE Insurance Group, Ltd.	584,128	4,090,924
	Qube Holdings, Ltd.	817,333	1,579,324
	Ramsay Health Care, Ltd.	51,806	2,289,779
#	REA Group, Ltd.	13,480	1,040,923
#	Reece, Ltd.	111,688	791,866
	Rio Tinto, Ltd.	136,233	9,970,707
	Santos, Ltd.	1,011,664	3,778,877
*	Saracen Mineral Holdings, Ltd.	245,516	1,070,189
	Seek, Ltd.	63,850	982,048
#	Seven Group Holdings, Ltd.	84,638	1,024,135
	Sonic Healthcare, Ltd.	124,318	2,846,212
	South32, Ltd., ADR	6,560	48,282
	South32, Ltd.	2,110,576	3,098,833
	Spark Infrastructure Group	720,170	1,162,118
	Suncorp Group, Ltd.	565,750	3,455,499
	Sydney Airport	200,784	752,003
	Tabcorp Holdings, Ltd.	958,473	2,423,807
	Telstra Corp., Ltd.	1,393,377	3,336,469
*	TPG Telecom, Ltd.	267,150	1,534,557
	Transurban Group	620,302	6,135,722
	Treasury Wine Estates, Ltd.	318,368	2,444,345
*	Tuas, Ltd.	133,575	67,280
	Wesfarmers, Ltd.	356,660	11,858,138
	Westpac Banking Corp.	814,572	9,782,006
	WiseTech Global, Ltd.	21,330	313,584
	Woodside Petroleum, Ltd.	200,702	2,855,214
	Woolworths Group, Ltd.	387,995	10,741,267
	Worley, Ltd.	192,521	1,117,123
*	Xero, Ltd.	21,078	1,350,967
TOTAL AUSTRALIA			303,974,951
AUSTRIA — (0.1%)
*	Erste Group Bank AG	117,019	2,619,265
*	OMV AG	50,162	1,584,207
	Raiffeisen Bank International AG	154,301	2,654,264
	Verbund AG	14,535	762,718
TOTAL AUSTRIA			7,620,454
BELGIUM — (0.9%)
	Ageas SA	99,407	3,721,391
	Anheuser-Busch InBev SA	265,831	14,435,469
	Colruyt SA	38,336	2,226,424
	Elia Group SA	11,284	1,228,119
*	Galapagos NV	6,496	1,205,950
	KBC Group NV	130,742	7,454,433
	Proximus SADP	97,726	2,010,322
	Solvay SA	44,374	3,444,007
	UCB SA	55,729	7,160,716
#	Umicore SA	88,726	4,190,273
TOTAL BELGIUM			47,077,104
CANADA — (9.0%)
	Agnico Eagle Mines, Ltd.	74,704	5,938,221
#*	Air Canada	105,600	1,191,247
	Alamos Gold, Inc., Class A	32,551	345,041
	Algonquin Power & Utilities Corp.	132,439	1,827,222
	Algonquin Power & Utilities Corp.	23,199	319,914

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Alimentation Couche-Tard, Inc., Class B	338,416	$11,760,995
	Atco, Ltd., Class I	39,424	1,226,766
#*	Aurora Cannabis, Inc.	13,195	134,471
	B2Gold Corp.	833,185	5,772,486
#	Bank of Montreal	26,800	1,466,202
	Bank of Montreal	147,178	8,171,323
#	Bank of Nova Scotia (The)	177,168	7,276,129
	Bank of Nova Scotia (The)	160,343	6,593,304
	Barrick Gold Corp.	236,679	6,842,390
	Barrick Gold Corp.	141,263	4,114,495
*	Bausch Health Cos., Inc.	94,103	1,719,262
*	Bausch Health Cos., Inc.	12,340	225,620
	BCE, Inc.	19,715	826,596
	BCE, Inc.	36,440	1,527,929
	Brookfield Asset Management, Inc., Class A	164,242	5,304,513
	Brookfield Asset Management, Inc., Class A	92,679	2,996,312
	BRP, Inc.	1,300	58,233
	CAE, Inc.	82,030	1,224,219
	CAE, Inc.	44,618	666,147
#	Cameco Corp.	133,695	1,359,458
#	Cameco Corp.	75,909	771,235
	Canadian Imperial Bank of Commerce	82,585	5,717,352
	Canadian Imperial Bank of Commerce	53,368	3,701,071
	Canadian National Railway Co.	149,760	14,628,839
	Canadian National Railway Co.	76,670	7,497,559
	Canadian Natural Resources, Ltd.	270,590	4,773,632
	Canadian Natural Resources, Ltd.	352,862	6,231,543
	Canadian Pacific Railway, Ltd.	31,366	8,626,148
	Canadian Pacific Railway, Ltd.	12,744	3,506,894
#	Canadian Tire Corp., Ltd., Class A	31,150	2,871,860
#	Canadian Utilities, Ltd., Class A	25,745	660,419
#*	Canopy Growth Corp.	34,000	620,882
#*	Canopy Growth Corp.	44,429	812,162
	CCL Industries, Inc., Class B	68,818	2,289,395
	Cenovus Energy, Inc.	176,503	785,366
#	Cenovus Energy, Inc.	316,940	1,413,552
*	CGI, Inc.	56,942	4,065,089
*	CGI, Inc.	34,697	2,478,228
	Cogeco Communications, Inc.	11,831	901,822
	Constellation Software, Inc.	6,443	7,621,110
#*	Descartes Systems Group, Inc. (The)	22,736	1,280,019
*	Descartes Systems Group, Inc. (The)	3,500	197,155
	Dollarama, Inc.	78,900	2,885,156
	Element Fleet Management Corp.	171,737	1,441,132
#	Emera, Inc.	52,822	2,198,534
#	Empire Co., Ltd., Class A	105,482	2,709,795
	Enbridge, Inc.	34,288	1,097,396
#	Enbridge, Inc.	423,071	13,538,272
	Fairfax Financial Holdings, Ltd.	12,686	3,974,811
	First Quantum Minerals, Ltd.	355,975	3,008,425
	FirstService Corp.	3,957	473,059
	FirstService Corp.	24,865	2,973,887
	Fortis, Inc.	100,563	4,095,496
	Fortis, Inc.	2,900	118,262
	Franco-Nevada Corp.	3,821	610,755
#	Franco-Nevada Corp.	24,704	3,948,934
	George Weston, Ltd.	44,948	3,394,967
	Great-West Lifeco, Inc.	62,154	1,098,814
#	Hydro One, Ltd.	67,923	1,447,253

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	iA Financial Corp., Inc.	68,039	$2,388,946
#	IGM Financial, Inc.	54,364	1,336,524
	Imperial Oil, Ltd.	34,470	539,137
	Imperial Oil, Ltd.	82,557	1,290,366
	Innergex Renewable Energy, Inc.	4,398	75,486
	Intact Financial Corp.	31,700	3,460,979
#	Inter Pipeline, Ltd.	209,377	1,961,761
*	Ivanhoe Mines, Ltd., Class A	62,800	221,297
*	Kinaxis, Inc.	3,730	566,413
*	Kinross Gold Corp.	1,081,211	10,090,065
*	Kinross Gold Corp.	174,197	1,632,226
	Kirkland Lake Gold, Ltd.	79,988	4,368,302
	Loblaw Cos., Ltd.	71,364	3,702,341
	Lundin Mining Corp.	451,887	2,530,257
	Magna International, Inc.	73,020	3,375,018
	Magna International, Inc.	187,308	8,648,010
#	Manulife Financial Corp.	237,134	3,177,838
	Manulife Financial Corp.	112,569	1,510,676
	Metro, Inc.	111,373	4,885,805
#	National Bank of Canada	218,721	10,326,564
#	Northland Power, Inc.	78,126	2,140,598
	Nutrien, Ltd.	29,894	973,512
	Nutrien, Ltd.	155,495	5,067,569
	Onex Corp.	39,108	1,738,393
#	Open Text Corp.	39,200	1,764,432
#	Open Text Corp.	68,664	3,091,940
	Pan American Silver Corp.	96,270	3,597,233
	Pan American Silver Corp.	21,118	788,968
	Parkland Corp.	115,749	3,047,868
	Pembina Pipeline Corp.	164,506	4,004,076
	Quebecor, Inc., Class B	70,854	1,616,558
	Restaurant Brands International, Inc.	63,671	3,596,036
	Restaurant Brands International, Inc.	28,059	1,585,895
#	Ritchie Bros Auctioneers, Inc.	27,100	1,252,979
	Ritchie Bros Auctioneers, Inc.	33,634	1,556,581
	Rogers Communications, Inc., Class B	60,368	2,465,288
	Rogers Communications, Inc., Class B	63,944	2,611,473
	Royal Bank of Canada	335,579	23,149,427
	Royal Bank of Canada	216,240	14,940,022
	Saputo, Inc.	94,310	2,308,023
	Shaw Communications, Inc., Class B	91,002	1,664,526
#	Shaw Communications, Inc., Class B	152,869	2,795,974
*	Shopify, Inc., Class A	7,521	7,691,303
*	Shopify, Inc., Class A	10,501	10,753,024
#	Stantec, Inc.	8,500	273,571
	Stantec, Inc.	23,996	772,431
#	Sun Life Financial, Inc.	43,025	1,677,058
	Sun Life Financial, Inc.	119,128	4,642,418
	Suncor Energy, Inc.	303,629	4,776,190
	Suncor Energy, Inc.	295,550	4,657,868
	TC Energy Corp.	28,748	1,310,288
	TC Energy Corp.	263,816	12,030,010
	Teck Resources, Ltd., Class B	72,753	737,062
	Teck Resources, Ltd., Class B	246,689	2,498,960
	TELUS Corp.	78,760	1,365,930
	TFI International, Inc.	24,013	1,041,947
	Thomson Reuters Corp.	5,033	351,176
#	Thomson Reuters Corp.	31,623	2,208,550
	TMX Group, Ltd.	21,481	2,195,811

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toromont Industries, Ltd.	58,598	$3,194,465
	Toronto-Dominion Bank (The)	239,419	10,594,172
	Toronto-Dominion Bank (The)	286,785	12,698,840
	Waste Connections, Inc.	54,270	5,555,601
	Waste Connections, Inc.	22,131	2,261,943
#	Wheaton Precious Metals Corp.	102,007	5,542,040
#	WSP Global, Inc.	51,789	3,252,061
	Yamana Gold, Inc.	215,400	1,399,067
	Yamana Gold, Inc.	422,600	2,751,126
TOTAL CANADA			467,433,069
DENMARK — (2.1%)
	Ambu A.S., Class B	39,177	1,367,809
	AP Moller - Maersk A.S., Class A	797	946,232
#	AP Moller - Maersk A.S., Class B	817	1,051,832
	Carlsberg A.S., Class B	41,467	6,124,241
#	Chr Hansen Holding A.S.	48,890	5,578,961
	Coloplast A.S., Class B	36,465	6,224,475
#*	Danske Bank A.S.	294,027	4,762,039
*	Demant A.S.	57,077	1,771,827
	DSV Panalpina A.S.	47,131	6,449,192
*	Genmab A.S.	16,393	5,642,576
	GN Store Nord A.S.	89,956	5,531,843
	H Lundbeck A.S.	33,335	1,215,397
#	Novo Nordisk A.S., Sponsored ADR	60,487	3,951,616
	Novo Nordisk A.S., Class B	541,515	35,530,191
	Novozymes A.S., Class B	96,228	5,756,292
	Orsted A.S.	44,131	6,310,085
	Pandora A.S.	19,571	1,244,740
	Rockwool International A.S., Class B	4,664	1,504,668
	Tryg A.S.	48,963	1,440,794
#	Vestas Wind Systems A.S.	66,660	8,544,810
TOTAL DENMARK			110,949,620
FINLAND — (1.2%)
	Elisa Oyj	79,278	4,701,869
#	Fortum Oyj	183,333	3,721,070
	Kesko Oyj, Class A	8,148	165,951
	Kesko Oyj, Class B	161,040	3,414,696
	Kone Oyj, Class B	107,052	8,500,862
	Neste Oyj	154,740	7,107,446
	Nokia Oyj	1,806,507	8,671,454
	Nokia Oyj	268,823	1,304,933
	Nokia Oyj, Sponsored ADR	13,928	66,576
*	Nordea Bank Abp	687,688	5,311,759
*	Nordea Bank Abp	117,098	901,769
	Orion Oyj, Class B	49,121	2,143,103
#	Sampo Oyj, Class A	89,883	3,248,754
#	Stora Enso Oyj, Class R	452,314	5,672,791
	UPM-Kymmene Oyj	362,973	9,689,084
TOTAL FINLAND			64,622,117
FRANCE — (9.1%)
#*	Accor SA	80,756	2,032,824
#	Aeroports de Paris	12,794	1,206,109
	Air Liquide SA	137,694	22,647,940
*	Airbus SE	183,285	13,415,728
*	Alstom SA	70,038	3,902,736

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Amundi SA	23,015	$1,751,036
	Arkema SA	63,365	6,592,187
*	Atos SE	68,888	5,890,552
#	AXA SA	341,136	6,844,446
	BioMerieux	14,687	2,367,119
*	BNP Paribas SA	252,550	10,188,816
	Bollore SA	332,511	1,115,690
*	Bouygues SA	162,054	5,724,813
*	Bureau Veritas SA	124,215	2,732,705
	Capgemini SE	71,706	9,299,865
	Carrefour SA	378,818	6,020,524
*	Cie de Saint-Gobain	273,872	10,131,904
	Cie Generale des Etablissements Michelin SCA	128,280	13,285,456
*	CNP Assurances	57,080	693,287
*	Credit Agricole SA	257,992	2,483,368
	Danone SA, Sponsored ADR	13,003	173,460
#	Danone SA	194,017	12,986,192
*	Dassault Aviation SA	974	798,710
	Dassault Systemes SE	25,728	4,684,900
	Edenred	68,917	3,418,575
*	Eiffage SA	77,009	6,730,039
	Electricite de France SA	202,941	2,055,096
*	Engie SA	445,982	5,940,999
*	EssilorLuxottica SA	61,505	8,192,157
*	Eurofins Scientific SE	6,922	4,530,630
*	Getlink SE	213,031	3,205,149
	Hermes International	9,829	7,968,759
#	Iliad SA	31,487	6,157,961
*	Ingenico Group SA	2,341	378,852
	Ipsen SA	17,542	1,682,320
	Kering SA	22,325	12,651,267
	Legrand SA	103,472	8,004,416
	L'Oreal SA	57,248	19,214,025
#	LVMH Moet Hennessy Louis Vuitton SE	92,526	40,234,292
*	Natixis SA	441,171	1,079,100
	Orange SA, Sponsored ADR	45,487	529,924
	Orange SA	875,954	10,266,952
*	Orpea	28,143	3,590,392
#	Pernod Ricard SA	37,122	6,379,405
*	Peugeot SA	526,829	8,468,627
	Publicis Groupe SA	195,315	6,245,403
#	Remy Cointreau SA	3,999	641,352
*	Renault SA	91,417	2,172,547
*	Safran SA	94,147	10,012,696
	Sanofi	235,921	24,771,022
	Sartorius Stedim Biotech	10,679	3,340,199
	Schneider Electric SE	150,457	17,251,923
	Schneider Electric SE	935	107,991
	SEB SA	15,542	2,566,323
	SES SA	293,150	2,073,638
*	Societe Generale SA	365,039	5,619,891
	Sodexo SA	54,147	3,736,908
	Sodexo SA	16,625	1,141,322
	STMicroelectronics NV	377,624	10,610,159
#	Suez SA	141,476	1,865,893
	Teleperformance	28,179	8,247,015
	Thales SA	46,926	3,392,347
	Total SE	615,557	23,294,953
#	TOTAL SE, Sponsored ADR	135,965	5,120,442

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	50,307	$4,201,762
	Valeo SA	210,255	5,395,642
	Veolia Environnement SA, ADR	17,086	386,314
	Veolia Environnement SA	103,111	2,362,024
	Vinci SA	167,454	14,411,940
	Vivendi SA	161,557	4,287,133
#*	Worldline SA	29,356	2,525,477
TOTAL FRANCE			473,431,620
GERMANY — (7.0%)
*	Adidas AG	48,172	13,284,741
	Allianz SE	88,284	18,316,657
	Allianz SE, Sponsored ADR	243,452	5,017,546
*	Aroundtown SA	376,936	2,269,750
	BASF SE	198,441	10,947,208
	Bayer AG	276,771	18,386,868
	Bayerische Motoren Werke AG	149,022	9,530,024
	Bechtle AG	13,610	2,648,812
	Beiersdorf AG	22,992	2,745,372
	Brenntag AG	124,454	7,680,429
*	Carl Zeiss Meditec AG	15,994	1,673,916
#*	Commerzbank AG	352,741	1,812,789
	Continental AG	68,897	6,655,364
	Covestro AG	160,524	6,229,519
	Daimler AG	378,508	16,549,889
#*	Delivery Hero SE	22,124	2,539,645
#*	Deutsche Bank AG	62,748	564,260
*	Deutsche Bank AG	815,219	7,271,753
	Deutsche Boerse AG	57,872	10,529,452
*	Deutsche Post AG	337,563	13,701,740
	Deutsche Telekom AG	1,134,959	18,947,853
	Deutsche Wohnen SE	77,191	3,755,839
#	E.ON SE	374,874	4,401,026
	Evonik Industries AG	84,647	2,286,841
*	Fielmann AG	13,678	996,565
*	Fresenius Medical Care AG & Co. KGaA	113,370	9,988,132
*	Fresenius SE & Co. KGaA	146,466	7,307,730
	Fuchs Petrolub SE	6,051	206,069
	Hannover Rueck SE	13,375	2,262,653
#	Hapag-Lloyd AG	17,117	942,431
	HeidelbergCement AG	66,798	3,706,982
*	HelloFresh SE	38,459	2,087,622
	Henkel AG & Co. KGaA	24,307	2,112,061
	Hochtief AG	14,003	1,143,341
	Infineon Technologies AG	423,225	10,790,280
#	KION Group AG	56,691	4,332,665
	Knorr-Bremse AG	6,081	711,522
*	LEG Immobilien AG	28,347	3,952,607
	Merck KGaA	28,247	3,610,130
	METRO AG	169,537	1,546,751
*	MTU Aero Engines AG	23,754	4,118,643
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,438	7,803,231
	Nemetschek SE	32,759	2,401,427
*	Puma SE	15,423	1,200,494
*	Puma SE	17,900	1,388,257
*	QIAGEN NV	14,392	711,684
*	QIAGEN NV	66,541	3,299,148
	Rational AG	1,973	1,171,873
	RWE AG	184,379	6,950,050

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	SAP SE	242,493	$38,278,332
#	Scout24 AG	52,206	4,487,496
	Siemens AG	157,239	20,037,908
	Symrise AG	43,831	5,479,346
*	Talanx AG	26,647	970,044
	Telefonica Deutschland Holding AG	927,240	2,530,030
	Uniper SE	42,548	1,468,891
	United Internet AG	93,972	4,264,157
*	Volkswagen AG	15,404	2,398,283
	Vonovia SE	120,373	7,780,410
*	Zalando SE	15,123	1,091,733
TOTAL GERMANY			361,276,271
HONG KONG — (2.6%)
	AIA Group, Ltd.	3,249,000	29,296,034
	ASM Pacific Technology, Ltd.	118,200	1,334,154
	Bank of East Asia, Ltd. (The)	625,872	1,425,419
	BOC Aviation, Ltd.	203,200	1,176,214
	BOC Hong Kong Holdings, Ltd.	1,023,500	2,853,576
	Chow Tai Fook Jewellery Group, Ltd.	763,800	823,210
	CK Asset Holdings, Ltd.	1,137,962	6,318,726
	CK Hutchison Holdings, Ltd.	639,962	4,178,821
	CK Infrastructure Holdings, Ltd.	174,000	907,339
	CLP Holdings, Ltd.	318,400	3,010,693
	Galaxy Entertainment Group, Ltd.	768,000	5,237,559
	Guoco Group, Ltd.	16,000	217,949
	Hang Lung Group, Ltd.	126,000	304,920
#	Hang Lung Properties, Ltd.	892,000	2,188,397
	Hang Seng Bank, Ltd.	291,900	4,592,913
	Henderson Land Development Co., Ltd.	656,571	2,457,239
	HK Electric Investments & HK Electric Investments, Ltd.	656,000	678,889
	HKT Trust & HKT, Ltd.	2,187,000	3,222,519
	Hong Kong & China Gas Co., Ltd.	2,211,725	3,169,027
	Hong Kong Exchanges & Clearing, Ltd.	349,451	16,638,459
	Melco Resorts & Entertainment, Ltd., ADR	34,136	561,879
	MGM China Holdings, Ltd.	622,000	775,122
	Microport Scientific Corp.	36,000	175,000
#	MTR Corp., Ltd.	323,814	1,609,239
	NagaCorp., Ltd.	1,006,000	1,075,335
	New World Development Co., Ltd.	693,215	3,384,810
	NWS Holdings, Ltd.	495,403	384,008
#	PCCW, Ltd.	3,915,712	2,207,496
	Power Assets Holdings, Ltd.	218,207	1,215,209
*	Prada SpA	297,900	1,149,979
	Sands China, Ltd.	575,600	2,194,656
	Shangri-La Asia, Ltd.	61,155	44,249
	Sino Land Co., Ltd.	1,324,223	1,604,542
	SJM Holdings, Ltd.	1,487,000	1,677,873
	Sun Hung Kai Properties, Ltd.	293,608	3,570,799
	Swire Pacific, Ltd., Class A	218,500	1,075,928
	Swire Pacific, Ltd., Class B	387,500	343,203
	Swire Properties, Ltd.	188,600	435,853
	Techtronic Industries Co., Ltd.	511,500	5,349,796
	Vitasoy International Holdings, Ltd.	374,000	1,421,790
	WH Group, Ltd.	6,535,500	5,817,621
	Wharf Holdings, Ltd. (The)	914,609	1,553,850
	Wharf Real Estate Investment Co., Ltd.	552,609	1,954,499
	Wynn Macau, Ltd.	468,800	822,190

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Xinyi Glass Holdings, Ltd.	1,580,000	$2,318,096
TOTAL HONG KONG			132,755,079
IRELAND — (0.7%)
	CRH P.L.C., Sponsored ADR	371,913	13,533,914
*	Flutter Entertainment P.L.C.	40,216	6,093,444
*	Flutter Entertainment P.L.C.	14,971	2,242,162
	Kerry Group P.L.C., Class A	17,695	2,343,640
	Kerry Group P.L.C., Class A	18,318	2,411,007
	Kingspan Group P.L.C.	78,887	5,659,351
	Smurfit Kappa Group P.L.C.	174,089	5,881,269
TOTAL IRELAND			38,164,787
ISRAEL — (0.5%)
*	Airport City, Ltd.	25,987	298,399
	Alony Hetz Properties & Investments, Ltd.	55,963	610,422
	Amot Investments, Ltd.	61,042	297,291
	Azrieli Group, Ltd.	5,030	244,650
	Bank Hapoalim BM	342,725	2,067,982
	Bank Leumi Le-Israel BM	430,699	2,183,378
*	Bezeq The Israeli Telecommunication Corp., Ltd.	971,286	969,165
	Elbit Systems, Ltd.	6,571	928,581
#	Elbit Systems, Ltd.	3,204	451,604
*	Energix-Renewable Energies, Ltd.	53,297	239,695
	First International Bank Of Israel, Ltd.	40,076	922,186
	ICL Group, Ltd.	295,808	923,341
	Isracard, Ltd.	17,118	39,579
	Israel Discount Bank, Ltd., Class A	560,750	1,724,085
	Melisron, Ltd.	8,064	307,910
	Mizrahi Tefahot Bank, Ltd.	70,220	1,471,802
#*	Nice, Ltd., Sponsored ADR	18,312	3,758,355
#*	Shapir Engineering and Industry, Ltd.	76,428	565,107
#	Shikun & Binui, Ltd.	130,276	593,914
	Shufersal, Ltd.	60,607	426,805
	Strauss Group, Ltd.	28,156	803,755
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	217,256	2,507,134
*	Tower Semiconductor, Ltd.	7,742	166,453
*	Tower Semiconductor, Ltd.	63,725	1,415,515
TOTAL ISRAEL			23,917,108
ITALY — (2.1%)
*	Amplifon SpA	66,280	2,269,022
	Assicurazioni Generali SpA	412,840	6,199,079
*	Atlantia SpA	259,468	4,156,976
*	CNH Industrial NV	573,562	3,897,287
	Davide Campari-Milano NV	33,657	339,780
#	DiaSorin SpA	13,403	2,643,750
	Enel SpA	2,271,536	20,808,466
#	Eni SpA	721,446	6,426,501
	Eni SpA, Sponsored ADR	26,074	459,424
	Ferrari NV	35,703	6,384,291
	Ferrari NV	4,494	816,560
*	Fiat Chrysler Automobiles NV	606,091	6,161,759
#*	Fiat Chrysler Automobiles NV	390,823	3,966,853
*	FinecoBank Banca Fineco SpA	284,549	4,148,089
#	Infrastrutture Wireless Italiane SpA	75,276	759,588
*	Intesa Sanpaolo SpA	3,578,057	7,293,313
	Mediobanca Banca di Credito Finanziario SpA	269,724	2,178,308

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Moncler SpA	96,216	$3,719,889
	Poste Italiane SpA	161,042	1,479,733
#	Prysmian SpA	20,177	515,960
	Recordati SpA	60,469	3,247,802
	Snam SpA	887,597	4,725,082
	Telecom Italia SpA	6,106,646	2,476,584
	Telecom Italia SpA	4,281,711	1,721,169
	Telecom Italia SpA, Sponsored ADR	53,165	211,065
#	Tenaris SA	94,117	554,685
#	Tenaris SA, ADR	19,881	232,608
	Terna Rete Elettrica Nazionale SpA	453,423	3,383,782
*	UniCredit SpA	824,623	7,568,338
#	UnipolSai Assicurazioni SpA	285,606	733,493
TOTAL ITALY			109,479,236
JAPAN — (22.7%)
	ABC-Mart, Inc.	9,600	505,782
	Acom Co., Ltd.	102,600	362,431
	Advantest Corp.	70,600	3,854,694
	Aeon Co., Ltd.	219,700	5,194,489
	Aeon Delight Co., Ltd.	8,400	253,845
	AEON Financial Service Co., Ltd.	54,000	407,742
	Aeon Mall Co., Ltd.	38,848	462,788
	AGC, Inc.	113,800	3,199,018
	Aica Kogyo Co., Ltd.	24,100	774,194
	Ain Holdings, Inc.	17,000	1,081,843
	Air Water, Inc.	175,500	2,275,465
	Aisin Seiki Co., Ltd.	91,500	2,642,634
	Ajinomoto Co., Inc.	146,200	2,640,315
	Alfresa Holdings Corp.	74,500	1,525,563
	Alps Alpine Co., Ltd.	192,700	2,429,191
	Amada Co., Ltd.	196,400	1,319,892
	Amano Corp.	34,400	652,218
*	ANA Holdings, Inc.	30,900	639,765
#	Anritsu Corp.	81,800	1,972,421
	Aozora Bank, Ltd.	65,300	1,044,593
	Ariake Japan Co., Ltd.	7,500	466,053
	As One Corp.	2,200	234,653
	Asahi Group Holdings, Ltd.	130,400	4,250,503
	Asahi Intecc Co., Ltd.	54,800	1,528,985
	Asahi Kasei Corp.	633,800	4,558,997
	Asics Corp.	70,800	789,865
	Astellas Pharma, Inc.	645,575	10,069,653
	Azbil Corp.	41,200	1,373,432
	Bandai Namco Holdings, Inc.	70,000	3,865,562
	Bank of Kyoto, Ltd. (The)	32,088	1,177,252
	Benefit One, Inc.	42,300	927,739
	Benesse Holdings, Inc.	62,500	1,630,005
	Bic Camera, Inc.	37,000	372,830
	Bridgestone Corp.	176,413	5,196,339
	Brother Industries, Ltd.	150,300	2,339,298
	Calbee, Inc.	48,300	1,534,845
	Canon Marketing Japan, Inc.	29,700	560,345
	Canon, Inc., Sponsored ADR	43,818	708,537
	Canon, Inc.	174,300	2,804,925
	Capcom Co., Ltd.	29,000	1,139,723
	Casio Computer Co., Ltd.	73,100	1,168,315
	Central Japan Railway Co.	36,845	4,469,646
	Chiba Bank, Ltd. (The)	248,037	1,136,466

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chubu Electric Power Co., Inc.	146,800	$1,745,610
	Chugai Pharmaceutical Co., Ltd.	183,900	8,302,945
	Chugoku Bank, Ltd. (The)	87,200	751,060
	Chugoku Electric Power Co., Inc. (The)	73,000	890,820
	Coca-Cola Bottlers Japan Holdings, Inc.	27,700	413,265
	COMSYS Holdings Corp.	60,800	1,788,860
	Concordia Financial Group, Ltd.	474,000	1,405,486
	Cosmos Pharmaceutical Corp.	6,400	1,176,063
	Create SD Holdings Co., Ltd.	2,200	78,980
	Credit Saison Co., Ltd.	127,600	1,194,690
	CyberAgent, Inc.	26,100	1,476,379
	Dai Nippon Printing Co., Ltd.	106,100	2,305,108
	Daicel Corp.	147,700	987,744
	Daifuku Co., Ltd.	26,849	2,446,646
	Dai-ichi Life Holdings, Inc.	245,665	2,897,961
	Daiichi Sankyo Co., Ltd.	84,646	7,490,032
	Daiichikosho Co., Ltd.	32,500	875,861
	Daikin Industries, Ltd.	74,200	13,055,228
#	Daio Paper Corp.	59,700	810,745
	Daito Trust Construction Co., Ltd.	27,500	2,156,611
	Daiwa House Industry Co., Ltd.	253,100	5,585,211
	Daiwa Securities Group, Inc.	663,800	2,947,430
	DeNA Co., Ltd.	45,300	511,023
	Denka Co., Ltd.	80,900	1,945,558
	Denso Corp.	98,700	3,651,169
	Dentsu Group, Inc.	99,882	2,228,386
	DIC Corp.	77,900	1,875,414
	Disco Corp.	6,500	1,575,184
	Dowa Holdings Co., Ltd.	36,840	1,081,120
	East Japan Railway Co.	83,800	4,830,622
	Ebara Corp.	68,400	1,624,844
	Eisai Co., Ltd.	49,000	3,954,621
	Elecom Co., Ltd.	11,200	559,144
	Electric Power Development Co., Ltd.	43,900	598,865
	ENEOS Holdings, Inc.	1,109,870	3,891,881
	Ezaki Glico Co., Ltd.	21,300	986,860
	FamilyMart Co., Ltd.	138,144	3,101,031
	Fancl Corp.	35,600	1,026,977
	FANUC Corp.	31,700	5,348,522
	Fast Retailing Co., Ltd.	17,500	9,306,531
	FP Corp.	15,600	1,262,543
	Fuji Electric Co., Ltd.	75,500	2,058,036
	Fuji Kyuko Co., Ltd.	13,400	357,997
	Fuji Media Holdings, Inc.	21,500	189,391
	Fuji Oil Holdings, Inc.	40,600	1,087,337
	FUJIFILM Holdings Corp.	93,600	4,186,029
	Fujitsu General, Ltd.	30,200	740,148
	Fujitsu, Ltd.	75,944	10,168,534
	Fukuoka Financial Group, Inc.	99,900	1,452,902
	Fukuyama Transporting Co., Ltd.	16,207	562,299
	Furukawa Electric Co., Ltd.	2,517	60,225
	Fuyo General Lease Co., Ltd.	2,900	164,158
	GMO internet, Inc.	38,900	1,126,912
	GMO Payment Gateway, Inc.	9,000	943,518
	Goldwin, Inc.	11,000	657,679
	GungHo Online Entertainment, Inc.	18,619	342,317
	Hachijuni Bank, Ltd. (The)	212,800	790,558
	Hakuhodo DY Holdings, Inc.	135,500	1,487,489
	Hamamatsu Photonics KK	31,200	1,356,051

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hankyu Hanshin Holdings, Inc.	102,200	$2,927,018
	Harmonic Drive Systems, Inc.	7,200	403,364
	Haseko Corp.	275,600	3,256,214
	Heiwa Corp.	31,800	532,797
	Hikari Tsushin, Inc.	7,600	1,647,685
	Hino Motors, Ltd.	194,500	1,121,549
	Hirose Electric Co., Ltd.	12,200	1,279,571
	Hisamitsu Pharmaceutical Co., Inc.	5,100	224,123
	Hitachi Capital Corp.	58,700	1,412,030
	Hitachi Construction Machinery Co., Ltd.	75,800	2,196,534
	Hitachi Metals, Ltd.	80,000	1,044,256
	Hitachi Transport System, Ltd.	42,415	1,248,945
	Hitachi, Ltd.	297,615	8,914,771
#	Honda Motor Co., Ltd., Sponsored ADR	87,648	2,134,229
	Honda Motor Co., Ltd.	406,869	9,919,407
	Horiba, Ltd.	17,300	892,179
	Hoshizaki Corp.	8,500	647,958
	House Foods Group, Inc.	31,100	950,456
	Hoya Corp.	118,000	11,637,093
	Hulic Co., Ltd.	172,100	1,479,314
	Ibiden Co., Ltd.	43,500	1,178,294
	Idemitsu Kosan Co., Ltd.	86,639	1,804,747
	IHI Corp.	153,700	1,915,991
	Iida Group Holdings Co., Ltd.	62,550	968,140
	Infomart Corp.	91,200	566,328
	Inpex Corp.	638,817	3,646,376
	Isetan Mitsukoshi Holdings, Ltd.	170,980	780,184
	Isuzu Motors, Ltd.	365,093	2,977,881
	Ito En, Ltd.	10,700	633,363
	ITOCHU Corp.	376,600	8,257,452
	Itochu Techno-Solutions Corp.	28,300	1,149,402
	Itoham Yonekyu Holdings, Inc.	71,000	428,381
#	Iwatani Corp.	17,400	614,548
	Iyo Bank, Ltd. (The)	127,800	756,100
	Izumi Co., Ltd.	31,900	1,229,906
	J Front Retailing Co., Ltd.	154,400	892,858
	Japan Airlines Co., Ltd.	35,100	568,173
#	Japan Airport Terminal Co., Ltd.	28,200	968,247
	Japan Exchange Group, Inc.	167,200	3,970,319
	Japan Post Holdings Co., Ltd.	358,690	2,449,780
	Japan Post Insurance Co., Ltd.	21,500	285,826
	Japan Tobacco, Inc.	332,000	5,674,695
	JCR Pharmaceuticals Co., Ltd.	4,600	452,441
	JFE Holdings, Inc.	220,013	1,444,140
	JGC Holdings Corp.	127,100	1,286,005
	JSR Corp.	74,100	1,615,774
	JTEKT Corp.	122,860	817,661
	Justsystems Corp.	11,500	892,664
	Kagome Co., Ltd.	23,200	707,874
	Kajima Corp.	275,800	3,029,674
	Kakaku.com, Inc.	38,000	917,470
	Kaken Pharmaceutical Co., Ltd.	18,800	854,389
	Kamigumi Co., Ltd.	60,700	1,107,819
	Kandenko Co., Ltd.	50,400	395,036
	Kaneka Corp.	34,800	822,357
	Kansai Electric Power Co., Inc. (The)	178,800	1,700,787
	Kansai Paint Co., Ltd.	45,800	877,757
	Kao Corp.	128,100	9,292,884
	Kawasaki Heavy Industries, Ltd.	141,600	1,930,947

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KDDI Corp.	742,300	$23,603,240
	Keihan Holdings Co., Ltd.	33,100	1,349,346
	Keikyu Corp.	50,900	664,572
	Keio Corp.	26,400	1,318,254
	Keisei Electric Railway Co., Ltd.	27,700	677,270
	Kewpie Corp.	44,800	797,423
	Keyence Corp.	34,204	14,423,376
	Kikkoman Corp.	32,400	1,520,594
	Kinden Corp.	65,500	1,015,323
	Kintetsu Group Holdings Co., Ltd.	43,128	1,680,359
	Kirin Holdings Co., Ltd.	214,700	4,136,983
	Kobayashi Pharmaceutical Co., Ltd.	6,600	586,583
	Kobe Bussan Co., Ltd.	17,400	1,079,907
	Koei Tecmo Holdings Co., Ltd.	10,440	401,923
	Koito Manufacturing Co., Ltd.	68,200	2,670,479
	Kokuyo Co., Ltd.	49,400	520,056
	Komatsu, Ltd.	370,000	7,269,352
	Konami Holdings Corp.	50,500	1,543,230
	Konica Minolta, Inc.	290,500	769,496
	Kose Corp.	11,790	1,194,163
	K's Holdings Corp.	114,556	1,470,660
	Kubota Corp.	290,700	4,139,558
	Kuraray Co., Ltd.	173,600	1,699,819
	Kurita Water Industries, Ltd.	59,600	1,602,993
	Kusuri no Aoki Holdings Co., Ltd.	8,200	763,277
	Kyocera Corp.	71,215	3,965,983
	Kyowa Exeo Corp.	52,500	1,240,577
	Kyudenko Corp.	33,600	952,348
	Kyushu Electric Power Co., Inc.	128,400	1,078,353
	Kyushu Financial Group, Inc.	192,800	787,963
	Kyushu Railway Co.	32,400	640,058
	Lasertec Corp.	27,300	2,410,441
	Lawson, Inc.	20,000	995,936
	Lion Corp.	49,000	1,273,633
	LIXIL Group Corp.	124,640	1,663,675
	M3, Inc.	132,200	6,788,808
	Mabuchi Motor Co., Ltd.	26,000	780,463
	Maeda Road Construction Co., Ltd.	13,700	249,092
	Makita Corp.	48,100	1,848,415
	Mani, Inc.	20,500	523,536
	Marubeni Corp.	656,900	3,024,315
	Marui Group Co., Ltd.	70,200	1,020,757
	Maruichi Steel Tube, Ltd.	30,900	731,700
	Matsui Securities Co., Ltd.	13,100	107,244
	Matsumotokiyoshi Holdings Co., Ltd.	35,900	1,199,287
	Mazda Motor Corp.	244,499	1,410,457
	McDonald's Holdings Co. Japan, Ltd.	12,600	603,015
	Mebuki Financial Group, Inc.	513,249	1,141,756
	Medipal Holdings Corp.	72,950	1,335,978
	Megmilk Snow Brand Co., Ltd.	19,700	446,391
	MEIJI Holdings Co., Ltd.	42,212	3,314,673
#*	Mercari, Inc.	12,200	516,900
	Minebea Mitsumi, Inc.	185,000	3,033,880
	MISUMI Group, Inc.	68,600	1,623,155
	Mitsubishi Chemical Holdings Corp.	866,090	4,653,346
	Mitsubishi Corp.	283,900	5,720,522
	Mitsubishi Electric Corp.	510,200	6,660,184
	Mitsubishi Estate Co., Ltd.	290,353	4,171,004
	Mitsubishi Gas Chemical Co., Inc.	88,600	1,407,263

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Heavy Industries, Ltd.	215,300	$5,008,649
	Mitsubishi Logistics Corp.	32,600	880,476
	Mitsubishi Materials Corp.	62,400	1,275,733
	Mitsubishi Motors Corp.	313,799	618,341
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,074,382	4,018,189
	Mitsubishi UFJ Financial Group, Inc.	1,685,372	6,315,625
	Mitsubishi UFJ Lease & Finance Co., Ltd.	368,600	1,564,658
	Mitsui & Co., Ltd., Sponsored ADR	2,481	744,548
	Mitsui & Co., Ltd.	321,755	4,810,267
	Mitsui Chemicals, Inc.	121,900	2,319,940
	Mitsui Fudosan Co., Ltd.	202,900	3,172,131
	Mitsui OSK Lines, Ltd.	80,700	1,328,201
	Miura Co., Ltd.	19,500	741,456
	Mizuho Financial Group, Inc.	5,286,030	6,443,921
	Mizuho Financial Group, Inc., ADR	90,716	226,790
	MonotaRO Co., Ltd.	31,000	1,318,398
	Morinaga & Co., Ltd.	27,899	1,011,454
	Morinaga Milk Industry Co., Ltd.	30,100	1,405,049
	MS&AD Insurance Group Holdings, Inc.	102,295	2,570,471
	Murata Manufacturing Co., Ltd.	159,900	10,270,479
	Nabtesco Corp.	40,600	1,235,204
	Nagase & Co., Ltd.	53,200	613,250
	Nagoya Railroad Co., Ltd.	45,300	1,146,364
	Nankai Electric Railway Co., Ltd.	41,500	816,638
	NEC Corp.	90,555	5,073,369
	NEC Networks & System Integration Corp.	28,800	611,825
	NET One Systems Co., Ltd.	55,600	2,166,116
	Nexon Co., Ltd.	81,900	2,104,159
	NGK Insulators, Ltd.	117,000	1,454,067
	NGK Spark Plug Co., Ltd.	107,800	1,449,745
	NH Foods, Ltd.	30,700	1,349,322
	NHK Spring Co., Ltd.	121,300	682,627
	Nichirei Corp.	66,100	1,887,405
	Nidec Corp.	87,200	6,926,905
	Nidec Corp., Sponsored ADR	12,535	249,697
	Nifco, Inc.	79,700	1,790,712
	Nihon Kohden Corp.	36,400	1,248,679
	Nihon M&A Center, Inc.	54,500	2,653,768
	Nihon Unisys, Ltd.	49,200	1,488,841
	Nikon Corp.	174,300	1,218,605
	Nintendo Co., Ltd.	30,500	13,414,209
	Nippo Corp.	28,200	747,889
	Nippon Express Co., Ltd.	59,200	2,814,314
	Nippon Kayaku Co., Ltd.	74,100	726,901
	Nippon Paint Holdings Co., Ltd.	25,200	1,723,207
	Nippon Paper Industries Co., Ltd.	61,500	774,490
	Nippon Shinyaku Co., Ltd.	6,400	495,132
#	Nippon Shokubai Co., Ltd.	15,200	755,528
	Nippon Steel Corp.	337,342	2,765,992
	Nippon Telegraph & Telephone Corp.	353,400	8,202,930
	Nippon Yusen K.K.	140,900	1,833,385
	Nipro Corp.	128,000	1,370,521
	Nishi-Nippon Railroad Co., Ltd.	22,900	574,820
	Nissan Chemical Corp.	48,500	2,568,626
	Nissan Motor Co., Ltd.	711,800	2,434,757
	Nisshin Seifun Group, Inc.	70,970	1,087,115
	Nissin Foods Holdings Co., Ltd.	13,200	1,192,367
	Nitori Holdings Co., Ltd.	17,800	3,897,064
	Nitto Denko Corp.	84,200	4,772,494

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NOF Corp.	33,800	$1,265,583
	NOK Corp.	45,780	498,690
	Nomura Holdings, Inc.	399,700	1,881,057
	Nomura Holdings, Inc., Sponsored ADR	322,870	1,514,260
	Nomura Real Estate Holdings, Inc.	84,900	1,403,632
	Nomura Research Institute, Ltd.	102,234	2,698,304
	NS Solutions Corp.	22,700	597,784
	NSK, Ltd.	237,253	1,597,100
	NTT Data Corp.	264,700	3,009,439
	NTT DOCOMO, Inc.	481,328	13,251,498
	Obayashi Corp.	490,200	4,376,697
	OBIC Business Consultants Co., Ltd.	6,000	353,097
	Obic Co., Ltd.	13,300	2,385,081
	Odakyu Electric Railway Co., Ltd.	67,700	1,416,750
	Oji Holdings Corp.	650,900	2,731,580
	Olympus Corp.	370,800	6,669,379
	Omron Corp.	41,500	2,989,236
	Ono Pharmaceutical Co., Ltd.	62,500	1,756,711
	Open House Co., Ltd.	34,000	959,609
	Oracle Corp.	12,300	1,481,687
	Orient Corp.	373,200	359,757
	Oriental Land Co., Ltd.	40,100	4,837,769
	ORIX Corp.	439,500	4,753,241
	Osaka Gas Co., Ltd.	85,500	1,585,314
	Otsuka Corp.	22,800	1,188,774
	Otsuka Holdings Co., Ltd.	76,400	3,168,578
	PALTAC Corp.	14,300	774,554
	Pan Pacific International Holdings Corp.	133,300	3,021,244
	Panasonic Corp.	840,587	7,280,639
#	Panasonic Corp., Sponsored ADR	106,991	934,031
	Park24 Co., Ltd.	75,700	1,008,541
*	PeptiDream, Inc.	18,100	729,181
	Persol Holdings Co., Ltd.	110,900	1,402,035
	Pigeon Corp.	26,300	1,022,493
	Pola Orbis Holdings, Inc.	37,400	621,824
	Rakuten, Inc.	145,113	1,333,490
	Recruit Holdings Co., Ltd.	399,800	12,472,097
	Relo Group, Inc.	63,800	1,108,837
*	Renesas Electronics Corp.	548,600	3,017,552
	Rengo Co., Ltd.	168,900	1,270,469
	Resona Holdings, Inc.	946,431	3,102,658
	Ricoh Co., Ltd.	373,300	2,403,961
	Rinnai Corp.	13,900	1,139,296
	Rohm Co., Ltd.	37,562	2,411,993
	Rohto Pharmaceutical Co., Ltd.	53,200	1,642,096
	Ryohin Keikaku Co., Ltd.	144,600	1,742,895
	Sankyo Co., Ltd.	22,500	562,848
	Sankyu, Inc.	50,500	1,741,195
	Santen Pharmaceutical Co., Ltd.	98,200	1,656,876
	Sanwa Holdings Corp.	177,500	1,521,184
	Sawai Pharmaceutical Co., Ltd.	22,000	1,045,111
	SBI Holdings, Inc.	88,650	1,866,693
	SCREEN Holdings Co., Ltd.	19,700	990,144
	SCSK Corp.	22,100	1,124,809
	Secom Co., Ltd.	46,000	3,978,032
	Sega Sammy Holdings, Inc.	106,448	1,200,051
	Seibu Holdings, Inc.	162,800	1,455,013
	Seiko Epson Corp.	199,100	2,112,256
	Seino Holdings Co., Ltd.	82,700	1,017,853

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sekisui Chemical Co., Ltd.	215,600	$2,934,803
	Sekisui House, Ltd.	123,960	2,263,975
	Seria Co., Ltd.	23,700	948,257
	Seven & I Holdings Co., Ltd.	278,476	8,415,407
	Seven Bank, Ltd.	581,600	1,426,683
	SG Holdings Co., Ltd.	54,500	2,000,075
	Sharp Corp.	81,999	809,320
	Shikoku Electric Power Co., Inc.	60,700	408,443
	Shimadzu Corp.	60,600	1,546,468
	Shimamura Co., Ltd.	4,954	344,494
	Shimano, Inc.	7,400	1,606,820
	Shimizu Corp.	452,100	3,240,933
	Shin-Etsu Chemical Co., Ltd.	109,300	12,792,331
	Shinko Electric Industries Co., Ltd.	25,300	380,934
	Shinsei Bank, Ltd.	97,400	1,100,352
	Shionogi & Co., Ltd.	54,700	3,254,153
	Ship Healthcare Holdings, Inc.	24,000	1,033,254
	Shiseido Co., Ltd.	126,700	7,059,239
	Shizuoka Bank, Ltd. (The)	191,470	1,243,453
	SHO-BOND Holdings Co., Ltd.	15,300	659,865
	Showa Denko K.K.	152,000	3,151,285
#	Skylark Holdings Co., Ltd.	139,100	1,929,008
	SMC Corp.	9,500	4,992,715
	SMS Co., Ltd.	32,900	816,374
	Softbank Corp.	472,900	6,330,336
	SoftBank Group Corp.	692,576	43,682,895
	Sohgo Security Services Co., Ltd.	23,800	1,122,767
	Sojitz Corp.	686,000	1,439,002
	Sompo Holdings, Inc.	78,694	2,593,296
	Sony Corp.	401,800	31,217,852
#	Sony Corp., Sponsored ADR	25,884	2,017,917
	Sotetsu Holdings, Inc.	33,144	790,481
	Square Enix Holdings Co., Ltd.	27,500	1,477,567
	Stanley Electric Co., Ltd.	73,600	1,763,073
	Subaru Corp.	177,686	3,356,025
	Sugi Holdings Co., Ltd.	17,600	1,271,700
	SUMCO Corp.	239,800	3,720,501
	Sumitomo Chemical Co., Ltd.	1,372,748	3,961,225
	Sumitomo Corp.	273,100	3,034,065
	Sumitomo Dainippon Pharma Co., Ltd.	105,000	1,311,367
	Sumitomo Electric Industries, Ltd.	404,000	4,513,737
	Sumitomo Forestry Co., Ltd.	122,300	1,367,369
	Sumitomo Heavy Industries, Ltd.	88,500	1,724,428
	Sumitomo Metal Mining Co., Ltd.	99,136	2,979,983
	Sumitomo Mitsui Financial Group, Inc.	291,740	7,773,831
	Sumitomo Mitsui Trust Holdings, Inc.	99,640	2,558,175
	Sumitomo Realty & Development Co., Ltd.	91,300	2,328,334
	Sumitomo Rubber Industries, Ltd.	148,400	1,234,599
	Sundrug Co., Ltd.	44,400	1,510,973
	Suntory Beverage & Food, Ltd.	44,500	1,679,707
	Sushiro Global Holdings, Ltd.	53,200	1,128,305
	Suzuken Co., Ltd.	33,738	1,200,132
	Suzuki Motor Corp.	145,900	4,787,479
	Sysmex Corp.	52,200	4,014,001
	T&D Holdings, Inc.	238,300	1,961,562
	Taiheiyo Cement Corp.	119,900	2,602,177
	Taisei Corp.	128,600	4,417,393
	Taisho Pharmaceutical Holdings Co., Ltd.	15,200	863,644
	Taiyo Nippon Sanso Corp.	89,700	1,414,883

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Yuden Co., Ltd.	76,200	$2,415,492
	Takara Bio, Inc.	9,500	253,662
	Takara Holdings, Inc.	6,200	53,435
	Takeda Pharmaceutical Co., Ltd.	323,252	11,723,317
	TDK Corp.	55,234	6,149,580
	TechnoPro Holdings, Inc.	20,800	1,062,880
	Teijin, Ltd.	186,000	2,686,162
	Terumo Corp.	180,200	6,817,155
	THK Co., Ltd.	53,300	1,255,761
	TIS, Inc.	87,900	1,882,430
	Tobu Railway Co., Ltd.	44,800	1,254,573
	Toda Corp.	154,700	992,351
	Toei Animation Co., Ltd.	6,200	319,110
	Toei Co., Ltd.	3,100	412,009
	Toho Co., Ltd.	40,300	1,197,945
	Toho Gas Co., Ltd.	21,200	925,150
	Tohoku Electric Power Co., Inc.	106,900	1,010,223
	Tokai Carbon Co., Ltd.	215,700	1,881,933
	Tokio Marine Holdings, Inc.	141,981	5,995,141
	Tokuyama Corp.	17,100	400,515
	Tokyo Broadcasting System Holdings, Inc.	17,600	265,765
	Tokyo Century Corp.	36,100	2,030,450
*	Tokyo Electric Power Co. Holdings, Inc.	279,300	744,959
	Tokyo Electron, Ltd.	47,700	13,199,413
	Tokyo Gas Co., Ltd.	94,000	1,995,817
	Tokyo Tatemono Co., Ltd.	132,719	1,418,498
	Tokyu Corp.	116,518	1,296,721
	Tokyu Fudosan Holdings Corp.	367,300	1,403,654
	Toppan Printing Co., Ltd.	119,200	1,786,977
	Toray Industries, Inc.	851,893	3,687,469
	Toshiba Corp.	81,300	2,486,248
#	Toshiba TEC Corp.	17,400	668,926
	Tosoh Corp.	159,400	2,139,488
	TOTO, Ltd.	48,000	1,810,642
	Toyo Seikan Group Holdings, Ltd.	79,500	870,800
	Toyo Suisan Kaisha, Ltd.	20,800	1,264,541
	Toyo Tire Corp	110,400	1,468,928
	Toyoda Gosei Co., Ltd.	42,700	837,283
	Toyota Boshoku Corp.	67,300	787,304
	Toyota Industries Corp.	33,000	1,676,505
	Toyota Motor Corp., Sponsored ADR	70,680	8,434,951
	Toyota Motor Corp.	615,023	36,510,186
	Toyota Tsusho Corp.	94,960	2,408,509
	Trend Micro, Inc., Sponsored ADR	777	45,420
	Trend Micro, Inc.	32,400	1,900,224
	TS Tech Co., Ltd.	21,300	540,280
	Tsumura & Co.	29,200	727,670
	Tsuruha Holdings, Inc.	13,400	1,858,121
	TV Asahi Holdings Corp.	13,100	179,142
	Ube Industries, Ltd.	100,155	1,635,745
	Unicharm Corp.	84,500	3,822,172
*	Universal Entertainment Corp.	500	8,803
	USS Co., Ltd.	83,600	1,239,448
	Welcia Holdings Co., Ltd.	11,400	1,043,655
	West Japan Railway Co.	41,900	1,809,449
#	Workman Co., Ltd.	7,100	670,755
	Yakult Honsha Co., Ltd.	28,100	1,606,060
	Yamada Denki Co., Ltd.	161,000	698,514
	Yamaguchi Financial Group, Inc.	28,300	167,108

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaha Corp.	36,500	$1,682,894
	Yamaha Motor Co., Ltd.	220,500	3,215,344
	Yamato Holdings Co., Ltd.	126,900	3,272,195
	Yamazaki Baking Co., Ltd.	61,100	1,025,272
	Yaoko Co., Ltd.	11,800	937,750
	Yaskawa Electric Corp.	43,600	1,449,584
	Yokogawa Electric Corp.	115,000	1,766,412
	Yokohama Rubber Co., Ltd. (The)	120,600	1,542,612
	Z Holdings Corp.	738,900	3,929,273
	Zenkoku Hosho Co., Ltd.	49,400	1,726,553
	Zensho Holdings Co., Ltd.	53,100	961,277
	Zeon Corp.	125,900	1,210,692
	ZOZO, Inc.	38,500	1,041,440
TOTAL JAPAN			1,176,281,485
NETHERLANDS — (4.0%)
	ABN AMRO Bank NV	182,502	1,515,826
*	Adyen NV	3,299	5,535,747
	Aegon NV	382,594	1,121,149
	Aegon NV	286,413	830,598
	Akzo Nobel NV	74,601	7,029,227
*	ArcelorMittal SA	73,373	812,370
*	ArcelorMittal SA	246,035	2,699,011
*	Argenx SE	7,077	1,633,029
	ASM International NV	21,846	3,341,745
	ASML Holding NV	39,407	14,010,580
	ASML Holding NV	72,895	25,784,419
#	Coca-Cola European Partners P.L.C.	100,817	4,084,624
	Euronext NV	8,553	988,023
*	GrandVision NV	36,650	1,051,250
	Heineken NV	102,702	9,947,321
	ING Groep NV	878,173	6,123,395
*	Just Eat Takeaway.com NV	27,314	2,936,031
	Koninklijke Ahold Delhaize NV	662,826	19,089,949
	Koninklijke DSM NV	74,850	11,456,982
#	Koninklijke KPN NV	2,753,587	7,254,064
*	Koninklijke Philips NV	125,724	6,496,271
*	Koninklijke Philips NV	121,320	6,278,312
	Koninklijke Vopak NV	48,669	2,660,627
	NN Group NV	125,089	4,578,520
*	Prosus N.V.	106,245	10,340,502
	Randstad NV	121,862	5,869,773
	Unilever NV	225,650	13,320,119
	Unilever NV	268,265	15,851,855
	Wolters Kluwer NV	167,575	13,225,788
TOTAL NETHERLANDS			205,867,107
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	233,998	3,260,720
	Auckland International Airport, Ltd.	287,550	1,225,778
	Chorus, Ltd.	111,861	552,702
	Contact Energy, Ltd.	127,326	495,315
	EBOS Group, Ltd.	81,656	1,183,415
	Fisher & Paykel Healthcare Corp., Ltd.	154,697	3,705,676
	Fletcher Building, Ltd.	258,349	580,732
#*	Fonterra Co-operative Group, Ltd.	22,004	55,876
	Genesis Energy, Ltd.	151,961	294,711
	Infratil, Ltd.	264,620	849,784

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Mainfreight, Ltd.	33,315	$1,041,255
	Mercury NZ, Ltd.	165,130	513,379
	Meridian Energy, Ltd.	295,788	960,358
#	Port of Tauranga, Ltd.	112,324	576,128
	Ryman Healthcare, Ltd.	154,333	1,369,856
	Spark New Zealand, Ltd.	1,153,985	3,781,764
	Vector, Ltd.	65,942	170,592
TOTAL NEW ZEALAND			20,618,041
NORWAY — (0.7%)
#*	Adevinta ASA, Class B	36,947	591,424
#	Aker ASA, Class A	8,428	358,990
	Aker BP ASA	63,139	1,202,297
*	Bakkafrost P/F	11,823	721,254
*	DNB ASA	240,637	3,696,027
	Entra ASA	71,276	1,006,196
	Equinor ASA	352,730	5,288,530
*	Gjensidige Forsikring ASA	34,876	716,977
#	Golar LNG, Ltd.	6,906	51,795
	Kongsberg Gruppen ASA	36,323	551,211
	Leroy Seafood Group ASA	99,259	575,451
#	Mowi ASA	136,739	2,483,337
#*	NEL ASA	293,714	612,271
*	Norsk Hydro ASA	622,290	1,757,799
	Orkla ASA	185,305	1,822,629
*	Salmar ASA	16,472	783,425
	Scatec Solar ASA	35,191	613,405
#*	Schibsted ASA, Class A	12,721	461,499
*	Schibsted ASA, Class B	13,960	456,644
*	SpareBank 1 SR-Bank ASA	74,887	593,926
*	Storebrand ASA	232,572	1,272,717
*	Subsea 7 SA	99,035	758,682
	Telenor ASA	181,689	2,808,691
#	TGS NOPEC Geophysical Co. ASA	101,041	1,504,043
*	Tomra Systems ASA	35,649	1,467,771
	Yara International ASA	52,236	2,203,517
TOTAL NORWAY			34,360,508
PORTUGAL — (0.2%)
*	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	565,257	2,841,034
	EDP Renovaveis SA	73,889	1,207,479
	Galp Energia SGPS SA	308,979	3,235,258
	Jeronimo Martins SGPS SA	116,108	1,946,697
TOTAL PORTUGAL			9,230,468
SINGAPORE — (0.7%)
	CapitaLand, Ltd.	230,350	464,901
	City Developments, Ltd.	190,500	1,140,832
	ComfortDelGro Corp., Ltd.	855,100	850,754
#	Dairy Farm International Holdings, Ltd.	104,600	449,428
	DBS Group Holdings, Ltd.	456,489	6,594,282
	Frasers Property, Ltd.	50,400	42,638
	Genting Singapore, Ltd.	1,699,000	911,436
#	Great Eastern Holdings, Ltd.	13,000	183,125
	Hongkong Land Holdings, Ltd.	497,000	1,893,170
	Jardine Cycle & Carriage, Ltd.	71,910	1,054,392
	Keppel Corp., Ltd.	597,300	2,352,106

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	NetLink NBN Trust	888,800	$622,886
	Olam International, Ltd.	331,700	322,985
	Oversea-Chinese Banking Corp., Ltd.	729,066	4,566,693
	SATS, Ltd.	354,536	710,641
	Sembcorp Industries, Ltd.	32,620	41,180
	Singapore Airlines, Ltd.	1,010,000	2,519,504
	Singapore Exchange, Ltd.	211,400	1,261,070
	Singapore Technologies Engineering, Ltd.	424,600	1,015,597
#	Singapore Telecommunications, Ltd.	1,964,350	3,565,045
	United Industrial Corp., Ltd.	84,195	128,441
	United Overseas Bank, Ltd.	274,865	3,869,965
	UOL Group, Ltd.	214,687	1,039,919
	Venture Corp., Ltd.	144,300	1,884,474
	Wilmar International, Ltd.	114,600	387,371
	Yangzijiang Shipbuilding Holdings, Ltd.	1,206,500	808,482
TOTAL SINGAPORE			38,681,317
SPAIN — (2.0%)
	Acciona SA	14,296	1,587,059
	ACS Actividades de Construccion y Servicios SA	148,427	3,442,989
*	Aena SME SA	21,985	2,866,518
	Amadeus IT Group SA	124,723	6,228,076
	Banco Bilbao Vizcaya Argentaria SA	1,998,689	6,223,357
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	447,823	1,374,817
*	Banco Santander SA	3,894,242	8,351,094
	CaixaBank SA	1,579,243	3,397,025
	Cellnex Telecom SA	56,865	3,578,765
	Enagas SA	198,127	4,998,614
	Endesa SA	123,225	3,515,226
	Ferrovial SA	67,140	1,644,056
#	Grifols SA	91,931	2,678,450
	Iberdrola SA	2,031,389	26,256,286
	Iberdrola SA	46,168	593,868
	Industria de Diseno Textil SA	322,128	8,535,714
	Mapfre SA	188,913	342,085
	Naturgy Energy Group SA	175,176	3,259,673
	Red Electrica Corp. SA	169,736	3,308,968
	Repsol SA	575,850	4,541,002
	Siemens Gamesa Renewable Energy SA	54,772	1,292,359
#	Telefonica SA, Sponsored ADR	367,442	1,546,931
	Telefonica SA	1,292,536	5,413,160
TOTAL SPAIN			104,976,092
SWEDEN — (3.0%)
*	AAK AB	48,753	863,702
	AddTech AB, Class B	5,660	265,315
#*	Alfa Laval AB	165,999	3,932,221
	Assa Abloy AB, Class B	167,679	3,701,714
	Atlas Copco AB, Class A	212,896	9,450,766
	Atlas Copco AB, Class B	123,970	4,797,966
	Axfood AB	49,605	1,116,271
	Beijer Ref AB	32,501	1,267,417
	BillerudKorsnas AB	102,835	1,642,899
	Boliden AB	175,643	4,796,489
#	Castellum AB	47,947	1,031,173
*	Dometic Group AB	77,530	756,898
	Electrolux AB, Class B	159,148	2,990,973
#*	Electrolux Professional AB, Class B	159,148	628,333

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Elekta AB, Class B	99,533	$1,025,745
	Epiroc AB, Class A	206,861	2,892,355
	Epiroc AB, Class B	123,148	1,676,707
*	Essity AB, Class A	8,605	283,443
*	Essity AB, Class B	187,852	6,198,064
#	Evolution Gaming Group AB	26,285	1,783,721
	Fabege AB	51,586	661,597
#*	Fastighets AB Balder, Class B	12,856	532,417
	Getinge AB, Class B	87,956	2,124,541
#	Hennes & Mauritz AB, Class B	225,500	3,514,953
*	Hexagon AB, Class B	49,290	3,223,437
*	Hexpol AB	152,583	1,015,225
*	Holmen AB, Class B	39,531	1,362,405
	Hufvudstaden AB, Class A	33,335	432,910
	Husqvarna AB, Class A	12,600	119,645
	Husqvarna AB, Class B	272,549	2,608,291
	ICA Gruppen AB	38,835	1,907,701
#*	Indutrade AB	39,113	1,980,888
#	Intrum AB	28,245	677,174
	Lifco AB, Class B	15,078	1,152,017
#	Lundin Energy AB	44,955	1,048,603
	Millicom International Cellular SA	77,846	2,343,123
*	Nibe Industrier AB, Class B	61,795	1,486,853
*	Pandox AB	48,250	609,117
*	Peab AB, Class B	172,682	1,620,833
#*	Saab AB, Class B	49,056	1,584,943
	Sagax AB, Class B	24,666	373,668
#	Samhallsbyggnadsbolaget i Norden AB	147,663	402,566
#	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	69,316
*	Sandvik AB	312,241	5,835,324
*	Securitas AB, Class B	199,923	2,980,943
*	Sinch AB	7,350	576,063
#*	Skandinaviska Enskilda Banken AB, Class A	367,469	3,555,293
*	Skanska AB, Class B	213,501	4,309,779
	SKF AB, Class A	5,065	94,144
	SKF AB, Class B	302,066	5,592,096
#*	SSAB AB, Class A	117,060	345,815
*	SSAB AB, Class B	343,113	975,519
#*	Svenska Cellulosa AB SCA, Class A	8,605	104,953
*	Svenska Cellulosa AB SCA, Class B	264,542	3,212,816
*	Svenska Handelsbanken AB, Class A	337,555	3,183,302
*	Svenska Handelsbanken AB, Class B	3,612	37,808
	Sweco AB, Class B	28,458	1,639,594
*	Swedbank AB, Class A	203,000	3,296,366
	Swedish Match AB	42,500	3,274,571
*	Swedish Orphan Biovitrum AB	61,767	1,298,008
	Tele2 AB, Class B	183,323	2,600,856
	Telefonaktiebolaget LM Ericsson, Class A	14,581	184,421
	Telefonaktiebolaget LM Ericsson, Class B	641,414	7,462,895
	Telia Co. AB	1,105,696	4,308,597
	Thule Group AB	25,653	763,078
*	Trelleborg AB, Class B	133,535	2,073,879
*	Volvo AB, Class A	92,380	1,594,701
*	Volvo AB, Class B	651,748	11,263,361
	Wallenstam AB, Class B	71,989	901,005
	Wihlborgs Fastigheter AB	28,804	485,407
TOTAL SWEDEN			153,904,989

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (8.4%)
	ABB, Ltd.	501,430	$12,592,588
	Adecco Group AG	93,043	4,396,641
#*	Alcon, Inc.	86,318	5,177,366
*	Alcon, Inc.	48,268	2,917,258
	Baloise Holding AG	17,629	2,689,742
	Banque Cantonale Vaudoise	14,878	1,558,940
	Barry Callebaut AG	1,691	3,521,199
	Chocoladefabriken Lindt & Spruengli AG	38	3,258,090
	Cie Financiere Richemont SA	116,721	7,246,170
	Clariant AG	18,152	343,084
	Credit Suisse Group AG	511,982	5,459,916
#	Credit Suisse Group AG, Sponsored ADR	462,446	4,883,430
	EMS-Chemie Holding AG	3,321	2,867,917
	Geberit AG	8,326	4,595,258
	Givaudan SA	2,797	11,584,386
	Julius Baer Group, Ltd.	128,352	5,634,638
*	Kuehne + Nagel International AG	22,134	3,815,611
	LafargeHolcim, Ltd.	197,581	9,347,642
	LafargeHolcim, Ltd.	29,333	1,369,164
	Logitech International SA	40,550	2,958,056
#	Logitech International SA	29,225	2,139,855
	Lonza Group AG	18,213	11,389,227
	Nestle SA	915,482	108,870,677
	Novartis AG, Sponsored ADR	140,403	11,532,702
	Novartis AG	448,358	36,930,004
	Partners Group Holding AG	4,495	4,354,339
	Roche Holding AG	8,668	2,987,719
	Roche Holding AG	227,381	78,754,886
	Schindler Holding AG	8,122	2,032,565
	SGS SA	1,689	4,423,247
	Sika AG	39,540	8,688,205
*	Sonova Holding AG	22,833	5,162,633
	Straumann Holding AG	2,160	2,139,698
	Swatch Group AG (The)	8,846	1,854,541
	Swatch Group AG (The)	19,416	774,449
	Swiss Life Holding AG	13,618	4,976,584
	Swiss Prime Site AG	28,932	2,640,436
	Swiss Re AG	107,472	8,480,517
	Swisscom AG	18,931	10,063,061
#	Temenos AG	27,326	4,038,299
	UBS Group AG	435,575	5,131,412
#*	UBS Group AG	384,180	4,487,222
	Vifor Pharma AG	26,387	3,724,454
	Zurich Insurance Group AG	33,876	12,527,437
TOTAL SWITZERLAND			434,321,265
UNITED KINGDOM — (12.3%)
	3i Group P.L.C.	342,263	3,939,612
	Admiral Group P.L.C.	82,223	2,564,101
	Anglo American P.L.C.	327,957	7,939,208
	Antofagasta P.L.C.	162,381	2,158,987
	Ashtead Group P.L.C.	191,330	6,092,669
*	ASOS P.L.C.	25,444	1,113,012
	Associated British Foods P.L.C.	117,558	2,692,573
	AstraZeneca P.L.C., Sponsored ADR	570,883	31,843,854
	AstraZeneca P.L.C.	141,555	15,638,938
	Auto Trader Group P.L.C.	449,765	3,141,841
	Avast P.L.C.	119,088	892,888
	AVEVA Group P.L.C.	11,279	608,709

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Aviva P.L.C.	1,698,549	$5,841,401
	B&M European Value Retail SA	528,049	3,174,776
	BAE Systems P.L.C.	1,299,762	8,330,047
#	Barclays P.L.C., Sponsored ADR	1,221,916	6,402,840
	Barclays P.L.C.	68,958	89,404
	Barratt Developments P.L.C.	391,323	2,599,426
	Bellway P.L.C.	80,153	2,654,270
	Berkeley Group Holdings P.L.C.	62,290	3,614,118
	BHP Group P.L.C., ADR	262,662	11,480,956
	BHP Group P.L.C.	242,396	5,241,429
*	Boohoo Group P.L.C.	423,708	1,433,567
#	BP P.L.C., Sponsored ADR	886,225	19,532,410
	BP P.L.C.	1,072,130	3,882,723
#	British American Tobacco P.L.C., Sponsored ADR	139,753	4,688,713
	British American Tobacco P.L.C.	342,327	11,313,330
	BT Group P.L.C.	6,101,880	7,840,609
	Bunzl P.L.C.	124,176	3,557,149
	Burberry Group P.L.C.	155,990	2,541,665
	Carnival P.L.C.	22,654	245,016
#	Carnival P.L.C., ADR	26,209	294,589
	Coca-Cola HBC AG	77,215	2,010,197
	Compass Group P.L.C.	605,409	8,329,942
	ConvaTec Group P.L.C.	621,785	1,652,495
	Croda International P.L.C.	46,963	3,505,058
	DCC P.L.C.	23,975	2,131,871
#	Diageo P.L.C., Sponsored ADR	103,202	15,195,462
	Diageo P.L.C.	169,923	6,217,588
	Direct Line Insurance Group P.L.C.	731,460	2,830,519
	DS Smith P.L.C.	846,006	2,860,865
	Evraz P.L.C.	324,245	1,200,665
	Experian P.L.C.	293,833	10,263,618
	Ferguson P.L.C.	91,564	8,071,676
	Fresnillo P.L.C.	49,426	802,697
	G4S P.L.C.	13,960	25,934
	GlaxoSmithKline P.L.C., Sponsored ADR	633,823	25,555,743
	GlaxoSmithKline P.L.C.	570,253	11,359,615
	Glencore P.L.C.	3,108,762	7,114,567
	GVC Holdings P.L.C.	270,372	2,339,933
	Halma P.L.C.	145,938	4,145,196
	Hargreaves Lansdown P.L.C.	92,532	2,099,988
	Hikma Pharmaceuticals P.L.C.	59,374	1,663,715
	HomeServe P.L.C.	184,841	3,199,949
#	Howden Joinery Group P.L.C.	387,823	2,474,875
	HSBC Holdings P.L.C.	1,377,459	6,202,449
	HSBC Holdings P.L.C., Sponsored ADR	635,195	14,387,167
	IG Group Holdings P.L.C.	96,143	918,898
	Imperial Brands P.L.C., Sponsored ADR	38,600	646,550
	Imperial Brands P.L.C.	327,979	5,464,392
	Informa P.L.C.	414,842	1,967,009
#	InterContinental Hotels Group P.L.C., ADR	1,227	57,234
	InterContinental Hotels Group P.L.C.	39,805	1,833,463
	Intermediate Capital Group P.L.C.	108,983	1,907,641
#	International Consolidated Airlines Group SA	376,920	812,384
	Intertek Group P.L.C.	41,127	2,892,422
	Investec P.L.C.	420,675	824,067
	ITV P.L.C.	2,098,422	1,547,415
	J Sainsbury P.L.C.	1,003,207	2,445,155
	JD Sports Fashion P.L.C.	283,216	2,238,927
	John Wood Group P.L.C.	220,842	548,957

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Matthey P.L.C.	113,307	$3,308,629
	Kingfisher P.L.C.	1,176,631	3,718,259
	Legal & General Group P.L.C.	2,730,722	7,559,402
*	Liberty Global P.L.C., Class A	6,400	149,784
*	Liberty Global P.L.C., Class C	15,389	350,248
	Lloyds Banking Group P.L.C.	14,183,555	4,832,485
#	Lloyds Banking Group P.L.C., ADR	436,912	576,724
	London Stock Exchange Group P.L.C.	83,748	9,250,688
	M&G P.L.C.	912,165	1,909,110
	Melrose Industries P.L.C.	1,898,012	2,095,820
	Mondi P.L.C.	276,993	4,906,291
	National Grid P.L.C.	351,846	4,127,814
#	National Grid P.L.C., Sponsored ADR	89,281	5,277,400
	Natwest Group P.L.C.	1,569,609	2,161,688
#	Natwest Group P.L.C., Sponsored ADR	252,195	696,058
	Next P.L.C.	32,817	2,316,287
*	Ninety One P.L.C.	210,337	592,169
*	NMC Health P.L.C.	40,307	12,072
*	Ocado Group P.L.C.	58,650	1,571,224
	Pearson P.L.C.	233,420	1,603,875
	Pearson P.L.C., Sponsored ADR	143,503	1,004,521
	Pennon Group P.L.C.	177,697	2,455,415
*	Persimmon P.L.C.	172,947	5,399,439
	Phoenix Group Holdings P.L.C.	286,676	2,461,772
#	Prudential P.L.C., ADR	83,156	2,412,356
#	Prudential P.L.C.	381,130	5,446,636
	Reckitt Benckiser Group P.L.C.	172,565	17,303,011
#	RELX P.L.C., Sponsored ADR	218,250	4,620,354
	RELX P.L.C.	170,011	3,579,100
	RELX P.L.C.	217,352	4,616,015
	Renishaw P.L.C.	1,873	118,630
	Rentokil Initial P.L.C.	777,676	5,425,339
	Rightmove P.L.C.	464,177	3,349,890
	Rio Tinto P.L.C.	154,229	9,388,256
#	Rio Tinto P.L.C., Sponsored ADR	267,962	16,356,400
	Rolls-Royce Holdings P.L.C.	349,187	1,047,510
	Royal Dutch Shell P.L.C., Class A	282,305	4,126,049
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	174,207	5,193,118
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	679,665	19,234,520
	Royal Dutch Shell P.L.C., Class B	329,646	4,627,055
	RSA Insurance Group P.L.C.	456,476	2,547,793
	Sage Group P.L.C. (The)	339,658	3,223,310
	Schroders P.L.C.	44,594	1,722,262
	Schroders P.L.C.	17,477	468,337
#	Severn Trent P.L.C.	90,146	2,872,715
	Smith & Nephew P.L.C., Sponsored ADR	8,915	354,926
	Smith & Nephew P.L.C.	264,926	5,228,966
	Smiths Group P.L.C.	104,784	1,845,923
	Spectris P.L.C.	32,766	1,099,916
	Spirax-Sarco Engineering P.L.C.	31,450	4,202,822
	SSE P.L.C.	461,774	7,832,769
	St James's Place P.L.C.	364,409	4,456,953
	Standard Chartered P.L.C.	1,191,360	5,956,642
	Standard Life Aberdeen P.L.C.	1,038,206	3,379,178
	Tate & Lyle P.L.C.	192,801	1,640,999
	Taylor Wimpey P.L.C.	2,262,137	3,489,407
	Tesco P.L.C.	2,868,604	8,096,183
	Travis Perkins P.L.C.	106,405	1,539,010
	TUI AG	19,683	74,406

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Unilever P.L.C., Sponsored ADR	274,641	$16,610,288
	Unilever P.L.C.	89,128	5,307,125
	United Utilities Group P.L.C.	233,395	2,737,151
	Vodafone Group P.L.C.	5,487,771	8,247,287
	Vodafone Group P.L.C., Sponsored ADR	300,954	4,574,506
	Weir Group P.L.C (The)	38,976	606,056
*	Whitbread P.L.C.	89,544	2,542,487
	Wm Morrison Supermarkets P.L.C.	1,309,357	3,176,141
	WPP P.L.C., Sponsored ADR	8,468	315,856
	WPP P.L.C.	604,792	4,485,315
TOTAL UNITED KINGDOM			636,947,270
UNITED STATES — (0.0%)
	Ovintiv, Inc.	94,747	918,095
TOTAL COMMON STOCKS			4,956,808,053
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	25,961	1,319,417
	Fuchs Petrolub SE	2,300	100,436
	Henkel AG & Co. KGaA	29,576	2,908,057
	Porsche Automobil Holding SE	62,257	3,523,930
	Sartorius AG	15,004	5,772,964
*	Volkswagen AG	87,812	12,853,658
TOTAL GERMANY			26,478,462
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
*	Cellnex Telecom SA Rights 08/12/20	56,865	237,794
TOTAL INVESTMENT SECURITIES (Cost $4,328,998,080)			4,983,524,309

			Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	17,386,387	201,177,881
TOTAL INVESTMENTS — (100.0%)
(Cost $4,530,130,562)^^			$5,184,702,190
As of July 31, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	195	09/18/20	$30,540,659	$31,819,125	$1,278,466
Total Futures Contracts			$30,540,659	$31,819,125	$1,278,466

Large Cap International Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,175,069	$296,799,882	—	$303,974,951
Austria	—	7,620,454	—	7,620,454
Belgium	1,205,950	45,871,154	—	47,077,104
Canada	463,318,574	4,114,495	—	467,433,069
Denmark	3,951,616	106,998,004	—	110,949,620
Finland	66,576	64,555,541	—	64,622,117
France	6,210,140	467,221,480	—	473,431,620
Germany	14,389,240	346,887,031	—	361,276,271
Hong Kong	561,879	132,193,200	—	132,755,079
Ireland	13,533,914	24,630,873	—	38,164,787
Israel	6,883,546	17,033,562	—	23,917,108
Italy	5,686,510	103,792,726	—	109,479,236
Japan	21,028,569	1,155,252,916	—	1,176,281,485
Netherlands	48,912,459	156,954,648	—	205,867,107
New Zealand	—	20,618,041	—	20,618,041
Norway	51,795	34,308,713	—	34,360,508
Portugal	—	9,230,468	—	9,230,468
Singapore	—	38,681,317	—	38,681,317
Spain	3,515,616	101,460,476	—	104,976,092
Sweden	—	153,904,989	—	153,904,989
Switzerland	28,220,575	406,100,690	—	434,321,265
United Kingdom	207,812,577	429,134,693	—	636,947,270
United States	918,095	—	—	918,095
Preferred Stocks
Germany	—	26,478,462	—	26,478,462
Rights/Warrants
Spain	—	237,794	—	237,794
Securities Lending Collateral	—	201,177,881	—	201,177,881
Futures Contracts**	1,278,466	—	—	1,278,466
TOTAL	$834,721,166	$4,351,259,490	—	$5,185,980,656
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (6.5%)
*	3P Learning, Ltd.	182,513	$136,275
	A2B Australia, Ltd.	1,196,276	756,817
	Accent Group, Ltd.	1,632,618	1,621,621
	Adairs, Ltd.	407,492	718,795
#	Adbri, Ltd.	1,528,552	2,401,201
*	Afterpay, Ltd.	48,384	2,353,337
	AGL Energy, Ltd.	490,894	5,814,865
*	Ainsworth Game Technology, Ltd.	662,594	193,436
#*	Alkane Resources, Ltd.	2,028,893	1,799,628
	ALS, Ltd.	724,258	4,390,917
	Altium, Ltd.	324,187	7,574,373
	Alumina, Ltd.	2,759,652	2,992,390
#	AMA Group, Ltd.	826,863	307,576
*	Amaysim Australia, Ltd.	749,916	341,977
*	AMP, Ltd.	11,270,843	11,727,345
	Ampol, Ltd.	1,096,002	20,544,569
	Ansell, Ltd.	356,503	9,788,456
#	AP Eagers, Ltd.	455,856	2,618,778
	APA Group	1,158,388	9,074,445
	Appen, Ltd.	122,052	3,108,834
	ARB Corp., Ltd.	215,597	2,950,554
#*	Ardent Leisure Group, Ltd.	1,515,614	352,267
	Aristocrat Leisure, Ltd.	775,551	14,541,201
	Asaleo Care, Ltd.	2,961,663	2,008,935
	ASX, Ltd.	43,079	2,538,242
	Atlas Arteria, Ltd.	1,662,008	7,767,939
	AUB Group, Ltd.	98,733	921,989
#	Aurelia Metals, Ltd.	3,037,660	1,190,813
	Aurizon Holdings, Ltd.	4,938,389	15,748,268
	AusNet Services	3,152,081	4,027,451
	Austal, Ltd.	1,211,556	2,860,909
	Australia & New Zealand Banking Group, Ltd.	2,071,038	26,303,615
#*	Australian Agricultural Co., Ltd.	2,412,882	1,756,038
#	Australian Ethical Investment, Ltd.	4,975	21,517
	Australian Finance Group, Ltd.	403,684	483,788
	Australian Pharmaceutical Industries, Ltd.	2,267,108	1,794,161
#*	Australian Strategic Materials, Ltd.	405,778	368,183
	Australian Vintage, Ltd.	112,455	34,483
	Auswide Bank, Ltd.	34,719	112,438
	AVJennings, Ltd.	297,081	121,910
	Baby Bunting Group, Ltd.	244,513	606,804
#	Bank of Queensland, Ltd.	2,268,768	9,599,664
	Bapcor, Ltd.	956,762	4,290,215
	Beach Energy, Ltd.	11,632,707	11,658,222
	Bega Cheese, Ltd.	771,029	2,462,718
	Bell Financial Group, Ltd.	34,665	29,398
#	Bendigo & Adelaide Bank, Ltd.	1,824,383	8,956,176
	BHP Group, Ltd.	4,074,214	107,269,354
#	BHP Group, Ltd., Sponsored ADR	623,528	32,947,220
	Bingo Industries, Ltd.	104,020	142,919
	Blackmores, Ltd.	57,005	2,863,500
#*	Blue Sky Alternative Investments, Ltd.	32,768	812
	BlueScope Steel, Ltd.	2,634,628	21,070,122
	Boral, Ltd.	3,959,863	10,129,620
	Brambles, Ltd.	1,144,051	8,832,956

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Bravura Solutions, Ltd.	425,043	$1,267,903
	Breville Group, Ltd.	377,173	6,956,240
	Brickworks, Ltd.	436,974	5,102,740
	BSA, Ltd.	28,427	6,723
	BWX, Ltd.	178,775	498,982
	Capitol Health, Ltd.	1,767,071	277,432
#*	Cardno, Ltd.	806,457	184,973
#*	Carnarvon Petroleum, Ltd.	1,228,418	161,822
	Carsales.com, Ltd.	956,934	12,510,086
#*	Cash Converters International, Ltd.	2,116,492	273,582
#*	Catapult Group International, Ltd.	170,410	199,014
	Cedar Woods Properties, Ltd.	153,550	558,508
*	Centrebet Litigation	22,005	0
*	Centrebet Litigation Claim	22,005	0
#	Challenger, Ltd.	1,335,230	4,117,225
*	Champion Iron, Ltd.	58,221	116,808
	CIMIC Group, Ltd.	137,887	2,121,453
	Citadel Group, Ltd. (The)	8,326	21,496
	City Chic Collective, Ltd.	137,957	336,199
#	Class, Ltd.	241,974	232,242
	Clean Seas Seafood, Ltd.	36,060	14,207
	Cleanaway Waste Management, Ltd.	9,540,026	14,154,215
#	Clinuvel Pharmaceuticals, Ltd.	42,853	675,915
	Clover Corp., Ltd.	41,173	65,292
	Coca-Cola Amatil, Ltd.	1,319,240	7,699,749
	Cochlear, Ltd.	74,643	10,186,059
	Codan, Ltd.	587,540	3,428,611
	Coles Group, Ltd.	1,682,114	21,808,115
#	Collection House, Ltd.	706,526	410,788
	Collins Foods, Ltd.	678,091	4,584,042
	Commonwealth Bank of Australia	1,042,706	53,047,505
	Computershare, Ltd.	680,298	6,511,027
#*	Cooper Energy, Ltd.	5,586,157	1,492,821
#	Corporate Travel Management, Ltd.	236,294	1,478,243
#	Costa Group Holdings, Ltd.	1,425,533	3,028,982
	Credit Corp. Group, Ltd.	272,530	3,666,671
	Crown Resorts, Ltd.	674,572	4,312,701
	CSL, Ltd.	345,823	67,263,490
	CSR, Ltd.	3,061,776	7,633,714
	Data#3, Ltd.	437,358	1,766,039
	Decmil Group, Ltd.	4,525,118	175,896
	Dicker Data, Ltd.	125,643	681,055
	Domain Holdings Australia, Ltd.	720,649	1,696,539
	Domino's Pizza Enterprises, Ltd.	229,148	12,099,825
	Downer EDI, Ltd.	2,972,667	8,692,700
	DWS, Ltd.	165,951	99,472
#*	Eclipx Group, Ltd.	1,423,800	1,398,065
	Elders, Ltd.	681,446	4,983,106
#*	Electro Optic Systems Holdings, Ltd.	135,592	537,049
#*	Emeco Holdings, Ltd.	10,862	7,868
*	EML Payments, Ltd.	19,466	43,486
#*	Energy World Corp., Ltd.	6,737,967	277,769
	EQT Holdings, Ltd.	15,542	285,773
	Estia Health, Ltd.	1,180,130	1,224,642
	Euroz, Ltd.	112,543	95,303
#	EVENT Hospitality and Entertainment, Ltd.	453,099	2,402,686
	Evolution Mining, Ltd.	5,264,626	22,490,530
#*	FAR, Ltd.	4,786,609	44,379
	Finbar Group, Ltd.	5,532	2,632

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Fleetwood Corp., Ltd.	339,421	$368,881
#	FlexiGroup, Ltd.	1,528,601	1,363,232
	Flight Centre Travel Group, Ltd.	377,230	2,862,697
	Fortescue Metals Group, Ltd.	6,176,719	76,882,901
	G8 Education, Ltd.	3,730,639	2,146,160
#*	Galaxy Resources, Ltd.	845,048	662,935
#*	Galilee Energy, Ltd.	233,197	87,343
	Genworth Mortgage Insurance Australia, Ltd.	1,269,131	1,535,310
*	Gold Road Resources, Ltd.	1,594,964	2,147,135
*	GrainCorp, Ltd., Class A	1,135,294	3,006,298
#	Grange Resources, Ltd.	2,046,058	365,199
*	Greenland Minerals, Ltd.	413,383	54,101
	GUD Holdings, Ltd.	351,019	2,800,887
#	GWA Group, Ltd.	1,077,198	2,189,750
	Hansen Technologies, Ltd.	523,496	1,095,134
#	Harvey Norman Holdings, Ltd.	2,249,517	5,946,891
	Healius, Ltd.	8,510,796	19,728,575
*	Highfield Resources, Ltd.	276,159	78,882
#	HT&E, Ltd.	1,371,373	1,172,914
	HUB24, Ltd.	20,868	199,830
	Huon Aquaculture Group, Ltd.	32,032	71,538
	IDP Education, Ltd.	487,949	4,621,364
	IGO, Ltd.	2,227,546	7,332,044
	Iluka Resources, Ltd.	340,216	2,207,608
	Imdex, Ltd.	1,184,969	1,120,834
#	Incitec Pivot, Ltd.	6,415,181	8,408,937
	Infigen Energy	3,132,582	2,053,748
	Infomedia, Ltd.	1,490,914	1,967,856
#	Inghams Group, Ltd.	1,236,578	2,913,907
	Insurance Australia Group, Ltd.	2,115,632	7,702,159
*	Intega Group, Ltd.	1,074,416	238,502
	Integral Diagnostics, Ltd.	190,752	505,031
#	Integrated Research, Ltd.	399,026	1,158,688
#	InvoCare, Ltd.	635,675	4,332,650
	IOOF Holdings, Ltd.	1,066,414	3,460,833
	IPH, Ltd.	631,544	3,346,675
	IRESS, Ltd.	526,185	3,865,568
	IVE Group, Ltd.	358,643	201,629
	James Hardie Industries P.L.C.	388,289	8,014,026
#	James Hardie Industries P.L.C., Sponsored ADR	39,415	819,438
	Japara Healthcare, Ltd.	2,607,946	888,553
#	JB Hi-Fi, Ltd.	892,412	29,226,160
	Jupiter Mines, Ltd.	898,164	188,932
#*	Karoon Energy, Ltd.	2,742,547	1,390,411
*	Kingsgate Consolidated, Ltd.	1,053,283	425,310
#	Kogan.com, Ltd.	229,989	2,736,078
*	Lednium Technology Pty, Ltd.	21,998	0
	Lendlease Corp., Ltd.	1,209,328	9,824,062
	Lifestyle Communities, Ltd.	39,883	246,172
	Link Administration Holdings, Ltd.	1,478,673	4,199,173
#	Lovisa Holdings, Ltd.	198,207	895,855
	Lycopodium, Ltd.	16,033	51,493
#*	Lynas Corp., Ltd.	3,130,235	5,032,042
	MACA, Ltd.	1,136,287	758,359
	Macmahon Holdings, Ltd.	4,944,481	898,732
	Macquarie Group, Ltd.	221,499	19,465,761
	Magellan Financial Group, Ltd.	290,957	12,640,701
*	MaxiTRANS Industries, Ltd.	182,022	18,309
*	Mayne Pharma Group, Ltd.	3,936,421	1,102,401

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	McMillan Shakespeare, Ltd.	451,962	$2,853,267
	McPherson's, Ltd.	547,769	1,153,087
	Medibank Pvt, Ltd.	4,031,139	8,050,571
#*	Medusa Mining, Ltd.	1,871,019	1,146,593
#*	Mesoblast, Ltd.	325,946	866,586
*	Mesoblast, Ltd., Sponsored ADR	1,592	21,365
#*	Metals X, Ltd.	2,697,176	164,670
	Metcash, Ltd.	6,698,073	12,917,104
*	Metro Mining, Ltd.	160,700	10,464
	Michael Hill International, Ltd.	72,300	16,026
	Michael Hill International, Ltd.	43,121	10,155
*	Millennium Minerals, Ltd.	679,921	9,278
*	Mincor Resources NL	114,142	59,410
	Mineral Resources, Ltd.	1,464,975	26,975,831
*	MMA Offshore, Ltd.	2,228,441	86,026
	MNF Group, Ltd.	83,368	324,112
	Monadelphous Group, Ltd.	298,392	1,883,689
	Monash IVF Group, Ltd.	1,407,719	526,425
#	Money3 Corp., Ltd.	696,751	843,891
#	Mortgage Choice, Ltd.	521,654	258,779
	Mount Gibson Iron, Ltd.	1,701,258	859,346
#*	Myer Holdings, Ltd.	17,510,961	2,546,917
	MyState, Ltd.	152,471	412,327
	National Australia Bank, Ltd.	2,749,172	34,320,873
	Navigator Global Investments, Ltd.	366,260	345,936
#	Neometals, Ltd.	551,838	63,498
#	Netwealth Group, Ltd.	81,162	697,014
#	New Hope Corp., Ltd.	1,202,266	1,127,575
	Newcrest Mining, Ltd.	430,283	10,961,804
*	NEXTDC, Ltd.	186,159	1,506,921
	nib holdings, Ltd.	1,879,111	5,911,875
#	Nick Scali, Ltd.	254,036	1,328,616
	Nine Entertainment Co. Holdings, Ltd.	8,900,393	8,544,900
	Northern Star Resources, Ltd.	2,841,813	32,253,814
	Nova Eye Medical, Ltd.	46,497	10,978
	NRW Holdings, Ltd.	2,895,425	3,778,896
*	Nufarm, Ltd.	1,340,510	3,836,542
	OFX Group, Ltd.	962,104	851,867
	Oil Search, Ltd.	2,859,629	5,902,271
	OM Holdings, Ltd.	418,603	98,180
	Omni Bridgeway, Ltd.	751,593	2,459,500
*	Onevue Holdings, Ltd.	301,883	80,707
	oOh!media, Ltd.	2,840,315	1,498,278
	Orica, Ltd.	303,380	3,757,960
	Origin Energy, Ltd.	2,991,139	11,452,704
	Orora, Ltd.	4,655,371	7,610,791
	OZ Minerals, Ltd.	1,798,278	17,453,850
	Pacific Current Group, Ltd.	173,460	703,483
	Pacific Smiles Group, Ltd.	104,617	108,566
*	Pact Group Holdings, Ltd.	868,271	1,303,011
*	Panoramic Resources, Ltd.	6,472,913	311,761
*	Paragon Care, Ltd.	90,224	11,276
	Peet, Ltd.	945,315	578,473
	Pendal Group, Ltd.	1,186,691	4,904,851
	Perenti Global, Ltd.	3,067,062	2,625,985
#	Perpetual, Ltd.	211,483	4,596,050
*	Perseus Mining, Ltd.	4,895,508	5,572,919
*	Pioneer Credit, Ltd.	146,118	30,274
#	Platinum Asset Management, Ltd.	1,101,774	2,928,993

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Praemium, Ltd.	1,027,677	$320,234
	Premier Investments, Ltd.	300,365	3,576,351
*	Prime AET&D Holdings No.1, Ltd.	26	0
*	Prime Media Group, Ltd.	428,699	27,423
	Pro Medicus, Ltd.	159,511	2,726,305
	PSC Insurance Group, Ltd.	35,887	64,193
	PWR Holdings, Ltd.	148,298	463,910
	Qantas Airways, Ltd.	3,786,114	8,680,663
	QBE Insurance Group, Ltd.	2,501,305	17,517,818
	Qube Holdings, Ltd.	4,591,386	8,871,887
	Ramelius Resources, Ltd.	2,599,034	4,108,555
	Ramsay Health Care, Ltd.	232,123	10,259,632
#	REA Group, Ltd.	77,397	5,976,581
	Reckon, Ltd.	132,862	65,157
	Reece, Ltd.	131,241	930,497
	Regis Healthcare, Ltd.	563,410	532,748
	Regis Resources, Ltd.	2,225,179	9,067,144
#*	Reject Shop, Ltd. (The)	140,659	616,889
	Reliance Worldwide Corp., Ltd.	1,033,752	1,966,883
#	Resimac Group, Ltd.	36,878	26,411
#*	Resolute Mining, Ltd.	4,396,079	4,200,870
	Rhipe, Ltd.	21,642	28,969
	Ridley Corp., Ltd.	1,245,370	660,209
	Rio Tinto, Ltd.	692,143	50,657,009
	Salmat, Ltd.	68,805	32,936
	Sandfire Resources, Ltd.	1,405,275	4,776,035
	Santos, Ltd.	4,067,068	15,191,755
*	Saracen Mineral Holdings, Ltd.	4,210,219	18,352,091
	SeaLink Travel Group, Ltd.	278,653	842,481
	Seek, Ltd.	249,584	3,838,740
	Select Harvests, Ltd.	435,551	1,859,790
*	Senex Energy, Ltd.	7,073,809	1,372,781
	Servcorp, Ltd.	186,176	276,137
	Service Stream, Ltd.	1,657,336	2,113,326
#	Seven Group Holdings, Ltd.	409,919	4,960,093
#*	Seven West Media, Ltd.	4,841,246	342,358
	SG Fleet Group, Ltd.	251,518	270,901
	Sigma Healthcare, Ltd.	13,542,115	6,444,908
*	Silver Lake Resources, Ltd.	2,783,950	4,982,943
	Sims, Ltd.	930,940	5,238,376
*	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp., Ltd.	325,923	1,402,097
	Sonic Healthcare, Ltd.	330,595	7,568,842
	South32, Ltd., ADR	476,677	3,508,343
	South32, Ltd.	5,309,068	7,794,989
	Southern Cross Media Group, Ltd.	11,290,093	1,309,371
	Spark Infrastructure Group	3,876,003	6,254,597
#*	SpeedCast International, Ltd.	1,370,682	580,226
	SRG Global, Ltd.	103,260	20,857
	St Barbara, Ltd.	3,839,054	9,431,868
	Stanmore Coal, Ltd.	130,071	54,202
	Star Entertainment Grp, Ltd. (The)	3,364,003	6,082,337
	Steadfast Group, Ltd.	874,035	2,096,675
	Suncorp Group, Ltd.	2,237,702	13,667,467
	Sunland Group, Ltd.	474,685	399,526
#	Super Retail Group, Ltd.	1,409,257	8,907,172
#*	Superloop, Ltd.	223,850	178,207
	Sydney Airport	1,062,864	3,980,782
#*	Syrah Resources, Ltd.	1,455,353	346,906

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Tabcorp Holdings, Ltd.	4,924,200	$12,452,428
	Tassal Group, Ltd.	1,261,322	3,242,379
	Technology One, Ltd.	1,268,229	7,610,629
	Telstra Corp., Ltd.	4,361,560	10,443,843
	Telstra Corp., Ltd., ADR	35,561	423,354
*	Tiger Resources, Ltd.	1,677,917	314
#*	TPG Telecom, Ltd.	1,685,960	9,684,455
	Transurban Group	959,373	9,489,645
	Treasury Wine Estates, Ltd.	337,529	2,591,458
*	Troy Resources, Ltd.	984,520	63,859
#*	Tuas, Ltd.	842,979	424,598
*	United Malt Grp, Ltd.	1,299,693	3,727,806
	Village Roadshow, Ltd.	553,139	859,396
*	Virgin Australia Holdings, Ltd.	3,195,173	0
*	Virgin Australia Holdings, Ltd.	10,144,397	0
	Virtus Health, Ltd.	405,345	842,205
#	Vita Group, Ltd.	810,942	593,679
	Viva Energy Group, Ltd.	43,511	49,678
*	Vocus Group, Ltd.	2,857,774	5,893,963
#	Webjet, Ltd.	629,836	1,257,717
	Wesfarmers, Ltd.	1,053,578	35,029,074
	Western Areas, Ltd.	1,703,933	2,922,911
*	Westgold Resources, Ltd.	1,078,830	1,854,799
	Westpac Banking Corp.	2,489,499	29,895,815
#	Westpac Banking Corp., Sponsored ADR	229,932	2,793,674
	Whitehaven Coal, Ltd.	4,459,058	4,410,249
	WiseTech Global, Ltd.	35,900	527,786
	Woodside Petroleum, Ltd.	1,051,462	14,958,242
	Woolworths Group, Ltd.	927,704	25,682,590
	Worley, Ltd.	1,097,583	6,368,842
	WPP AUNZ, Ltd.	1,452,579	311,161
*	Xero, Ltd.	31,488	2,018,183
TOTAL AUSTRALIA			1,693,245,115
AUSTRIA — (0.5%)
	Agrana Beteiligungs AG	54,022	1,116,692
	ANDRITZ AG	281,148	9,439,357
#	AT&S Austria Technologie & Systemtechnik AG	198,230	3,749,245
	Atrium European Real Estate, Ltd.	522,140	1,414,853
*	CA Immobilien Anlagen AG	218,105	6,836,040
#*	DO & CO AG	29,114	1,501,217
*	Erste Group Bank AG	383,020	8,573,230
	EVN AG	110,870	1,826,727
#*	FACC AG	30,403	188,057
*	Flughafen Wien AG	14,863	449,021
*	IMMOFINANZ AG	223,231	3,682,132
	Kapsch TrafficCom AG	17,800	315,999
#*	Lenzing AG	55,037	2,560,731
	Mayr Melnhof Karton AG	22,086	3,422,018
*	Oberbank AG	2,814	277,987
#	Oesterreichische Post AG	143,988	4,607,124
*	OMV AG	325,605	10,283,200
#*	Palfinger AG	44,518	1,221,527
#*	POLYTEC Holding AG	60,648	359,278
#*	Porr AG	47,223	768,315
	Raiffeisen Bank International AG	676,330	11,634,134
#	Rosenbauer International AG	3,859	142,815
	S IMMO AG	165,195	2,890,321
#*	S&T AG	153,317	4,157,719

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Schoeller-Bleckmann Oilfield Equipment AG	37,935	$993,735
#*	Semperit AG Holding	39,636	781,672
	Strabag SE	73,730	2,173,808
*	Telekom Austria AG	563,641	4,231,646
	Telekom Austria AG, ADR	4,200	63,483
	UBM Development AG	3,853	127,253
	UNIQA Insurance Group AG	737,410	4,661,257
	Verbund AG	34,114	1,790,118
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	214,443	4,768,051
#	voestalpine AG	627,528	13,914,236
*	Wienerberger AG	288,578	6,641,117
	Zumtobel Group AG	87,902	670,028
TOTAL AUSTRIA			122,234,143
BELGIUM — (1.2%)
*	Ackermans & van Haaren NV	111,713	14,347,287
	Ageas SA	699,070	26,170,420
*	AGFA-Gevaert NV	1,704,470	6,910,174
	Anheuser-Busch InBev SA	913,054	49,581,735
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	6,428,945
*	Argenx SE, ADR	1,353	311,366
*	Argenx SE	6,674	1,536,165
	Atenor	1,966	134,495
	Banque Nationale de Belgique	92	208,933
	Barco NV	207,039	4,078,783
	Bekaert SA	244,927	4,768,738
#*	Biocartis NV	19,986	104,411
*	bpost SA	419,997	2,731,846
#*	Celyad SA	6,859	68,342
*	Celyad SA, Sponsored ADR	600	5,658
#*	Cie d'Entreprises CFE	55,505	3,524,392
	Colruyt SA	303,267	17,612,715
*	Deceuninck NV	283,216	422,914
	D'ieteren SA	171,598	9,263,248
#	Econocom Group SA	458,105	1,271,714
#	Elia Group SA	82,287	8,955,886
	Euronav NV	692,057	6,707,689
#*	Euronav NV	123,287	1,206,980
	EVS Broadcast Equipment SA	57,638	1,044,887
#*	Exmar NV	139,830	328,918
	Fagron	233,349	5,218,597
*	Galapagos NV	7,922	1,471,278
	Gimv NV	37,971	2,046,067
#	Immobel SA	7,934	612,589
#	Ion Beam Applications	15,308	131,577
*	Jensen-Group NV	9,610	238,726
	KBC Group NV	340,246	19,399,589
*	Kinepolis Group NV	65,554	2,331,482
	Lotus Bakeries NV	524	1,734,765
#*	MDxHealth	25,853	24,040
	Melexis NV	89,077	7,636,232
#*	Ontex Group NV	362,908	5,189,758
	Orange Belgium SA	200,629	3,359,256
#*	Oxurion NV	114,034	376,079
	Picanol	5,463	319,175
	Proximus SADP	567,120	11,666,231
	Recticel SA	258,558	2,618,028
#	Resilux	5,708	843,258
*	Roularta Media Group NV	8,176	112,372

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Shurgard Self Storage SA	2,560	$100,439
*	Sioen Industries NV	45,793	939,276
*	Sipef NV	15,936	796,267
#	Solvay SA	256,989	19,945,733
	Telenet Group Holding NV	119,152	4,622,193
	TER Beke SA	1,906	223,391
*	Tessenderlo Group SA	220,869	6,559,737
	UCB SA	190,546	24,483,589
#	Umicore SA	350,591	16,557,402
*	Van de Velde NV	23,803	535,533
*	Viohalco SA	172,079	463,256
TOTAL BELGIUM			308,282,556
CANADA — (9.1%)
*	5N Plus, Inc.	279,292	362,812
	Absolute Software Corp.	134,663	1,592,491
	Acadian Timber Corp.	44,726	540,271
#*	Advantage Oil & Gas, Ltd.	4,589,280	5,481,987
	Aecon Group, Inc.	315,623	3,313,046
#*	Africa Oil Corp.	435,095	360,562
	AG Growth International, Inc.	54,364	1,218,416
	AGF Management, Ltd., Class B	929,550	3,671,148
	Agnico Eagle Mines, Ltd.	160	12,713
#	Agnico Eagle Mines, Ltd.	147,594	11,732,247
#*	Aimia, Inc.	458,110	1,063,662
#*	Air Canada	364,480	4,111,608
	AirBoss of America Corp.	86,301	1,585,627
*	Alacer Gold Corp.	2,136,898	16,511,922
	Alamos Gold, Inc., Class A	2,405,096	25,443,440
	Alamos Gold, Inc., Class A	371,373	3,936,553
#	Alaris Royalty Corp.	301,884	2,993,034
#*	Alcanna, Inc.	123,260	387,416
#*	Alexco Resource Corp.	12,200	34,702
	Algoma Central Corp.	13,160	102,179
	Algonquin Power & Utilities Corp.	763,675	10,536,201
#	Alimentation Couche-Tard, Inc., Class B	792,230	27,532,425
#	AltaGas, Ltd.	737,882	9,243,839
#	Altius Minerals Corp.	181,184	1,386,491
	Altus Group, Ltd.	111,779	3,560,037
#*	Americas Gold & Silver Corp.	51,477	172,558
*	Amerigo Resources, Ltd.	57,554	22,344
	Andrew Peller, Ltd., Class A	85,169	535,386
	ARC Resources, Ltd.	1,815,488	7,712,215
*	Argonaut Gold, Inc.	1,282,777	2,681,530
#*	Aritzia, Inc.	292,698	3,874,378
	Atco, Ltd., Class I	146,472	4,557,806
#*	Athabasca Oil Corp.	2,455,956	311,704
#*	ATS Automation Tooling Systems, Inc.	191,967	2,485,130
#*	Aurora Cannabis, Inc.	12,892	131,376
#	AutoCanada, Inc.	282,646	2,964,781
	B2Gold Corp.	5,742,597	39,785,960
#	Badger Daylighting, Ltd.	160,010	3,460,741
#	Bank of Montreal	3,352	183,385
	Bank of Montreal	835,441	46,383,684
#	Bank of Nova Scotia (The)	327,091	13,433,330
	Bank of Nova Scotia (The)	969,869	39,881,013
	Barrick Gold Corp.	258,731	7,479,913
	Barrick Gold Corp.	412,954	12,027,935
#*	Bausch Health Cos., Inc.	770,204	14,071,627

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Baytex Energy Corp.	4,405,273	$2,039,098
#	BCE, Inc.	114,563	4,803,358
	BCE, Inc.	75,179	3,152,255
#	Birchcliff Energy, Ltd.	1,393,081	1,248,047
#	Bird Construction, Inc.	110,103	563,893
*	Black Diamond Group, Ltd.	375,553	485,055
*	BlackBerry, Ltd.	63,502	301,047
*	BlackBerry, Ltd.	1,564,832	7,417,304
	BMTC Group, Inc.	7,200	48,701
#*	Bombardier, Inc., Class A	184,990	88,390
*	Bonavista Energy Corp.	1,468,520	54,818
	Bonterra Energy Corp.	151,654	175,493
#	Boralex, Inc., Class A	355,264	9,267,180
	Bridgemarq Real Estate Services	32,200	302,179
	Brookfield Asset Management, Inc., Class A	239,458	7,741,677
	BRP, Inc.	114,940	5,148,680
	CAE, Inc.	236,115	3,523,789
	CAE, Inc.	249,854	3,730,320
	Caledonia Mining Corp. P.L.C.	7,193	164,935
	Calian Group, Ltd.	15,095	667,721
	Cameco Corp.	827,012	8,409,350
#	Cameco Corp.	588,762	5,981,822
#	Canaccord Genuity Group, Inc.	255,494	1,483,998
	Canacol Energy, Ltd.	738,579	1,935,431
#*	Canada Goose Holdings, Inc.	63,363	1,410,169
#*	Canada Goose Holdings, Inc.	73,756	1,643,284
	Canadian Imperial Bank of Commerce	148,247	10,263,126
	Canadian Imperial Bank of Commerce	444,500	30,826,075
	Canadian National Railway Co.	254,062	24,817,255
	Canadian National Railway Co.	347,608	33,992,586
	Canadian Natural Resources, Ltd.	289,011	5,098,608
	Canadian Natural Resources, Ltd.	2,565,626	45,308,955
	Canadian Pacific Railway, Ltd.	71,272	19,600,931
	Canadian Pacific Railway, Ltd.	56,346	15,505,292
#	Canadian Tire Corp., Ltd., Class A	126,615	11,673,214
#	Canadian Utilities, Ltd., Class A	114,559	2,938,704
#	Canadian Western Bank	567,869	9,666,216
*	Canfor Corp.	544,230	6,492,811
	Canfor Pulp Products, Inc.	221,325	912,101
#*	Canopy Growth Corp.	50,900	929,496
#*	Canopy Growth Corp.	60,699	1,109,578
	CanWel Building Materials Group, Ltd.	303,240	1,322,126
#	Capital Power Corp.	338,869	7,167,239
*	Capstone Mining Corp.	4,136,053	3,273,147
#	Cardinal Energy, Ltd.	548,186	208,724
	Cargojet, Inc.	7,533	933,182
	Cascades, Inc.	544,233	6,204,366
	CCL Industries, Inc., Class B	232,200	7,724,687
*	Celestica, Inc.	414,080	3,424,442
*	Celestica, Inc.	180,887	1,493,606
	Cenovus Energy, Inc.	803,908	3,577,059
#	Cenovus Energy, Inc.	1,183,507	5,278,441
#	Centerra Gold, Inc.	1,381,502	17,327,436
	Cervus Equipment Corp.	36,871	195,441
#	CES Energy Solutions Corp.	1,003,747	696,916
*	CGI, Inc.	91,367	6,522,690
*	CGI, Inc.	176,798	12,627,769
#	Chesswood Group, Ltd.	31,923	114,636
#*	China Gold International Resources Corp., Ltd.	2,665,462	2,606,857

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CI Financial Corp.	718,493	$9,875,289
#	Cineplex, Inc.	440,560	2,631,289
	Clairvest Group, Inc.	516	19,029
#	Clearwater Seafoods, Inc.	155,233	683,769
	Cogeco Communications, Inc.	132,057	10,066,087
	Cogeco, Inc.	49,890	3,035,973
	Colliers International Group, Inc.	65,875	3,563,137
	Colliers International Group, Inc.	84,906	4,585,773
#	Computer Modelling Group, Ltd.	350,049	1,293,622
#	Constellation Software, Inc.	29,687	35,115,303
#*	Copper Mountain Mining Corp.	1,383,031	722,776
	Corby Spirit and Wine, Ltd.	40,385	487,231
	Corus Entertainment, Inc., Class B	2,064,487	3,699,107
#	Crescent Point Energy Corp.	2,002,103	3,094,071
#	Crescent Point Energy Corp.	715,474	1,101,830
*	Crew Energy, Inc.	4,463,390	949,693
*	CRH Medical Corp.	215,651	505,539
*	Cronos Group, Inc.	101,964	667,864
#*	Denison Mines Corp.	2,732,214	1,264,678
#*	Descartes Systems Group, Inc. (The)	34,366	1,934,779
*	Descartes Systems Group, Inc. (The)	3,668	206,618
#*	DIRTT Environmental Solutions	124,732	207,662
#	Dollarama, Inc.	289,272	10,577,881
	Dorel Industries, Inc., Class B	200,960	1,453,807
	DREAM Unlimited Corp., Class A	42,735	571,416
	Dundee Precious Metals, Inc.	775,167	5,845,076
*	Echelon Financial Holdings, Inc.	7,778	33,738
#	ECN Capital Corp.	1,265,347	4,458,873
	E-L Financial Corp., Ltd.	338	175,629
*	Eldorado Gold Corp.	803,656	10,097,822
*	Eldorado Gold Corp.	55,755	701,955
#	Element Fleet Management Corp.	1,497,862	12,569,315
#	Emera, Inc.	156,882	6,529,674
#	Empire Co., Ltd., Class A	430,458	11,058,315
	Enbridge, Inc.	22	705
	Enbridge, Inc.	556,190	17,798,080
#*	Endeavour Mining Corp.	468,432	12,621,383
#*	Endeavour Silver Corp.	175,071	762,002
	Enerflex, Ltd.	491,436	1,823,463
#*	Energy Fuels, Inc.	220,413	376,831
	Enerplus Corp.	220,101	543,906
#	Enerplus Corp.	1,075,859	2,668,130
	Enghouse Systems, Ltd.	166,592	9,441,188
#	Ensign Energy Services, Inc.	1,480,423	740,515
*	Equinox Gold Corp.	70,900	845,329
	Equitable Group, Inc.	69,336	4,013,304
*	ERO Copper Corp.	23,771	286,079
#*	Essential Energy Services Trust	775	78
	Evertz Technologies, Ltd.	106,626	992,666
#	Exchange Income Corp.	102,091	2,028,177
	Exco Technologies, Ltd.	152,652	724,825
*	EXFO, Inc.	198	823
#	Extendicare, Inc.	405,829	1,702,758
	Fairfax Financial Holdings, Ltd.	56,679	17,758,813
	Fiera Capital Corp.	179,904	1,390,128
	Finning International, Inc.	592,016	8,441,902
	Firm Capital Mortgage Investment Corp.	131,118	1,135,517
#*	First Majestic Silver Corp.	82,658	1,103,382
#*	First Majestic Silver Corp.	53,453	712,528

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	First National Financial Corp.	74,235	$1,912,613
	First Quantum Minerals, Ltd.	1,384,208	11,698,261
	FirstService Corp.	84,949	10,155,653
	FirstService Corp.	16,916	2,023,176
#*	Fission Uranium Corp.	1,807,387	526,247
	Fortis, Inc.	186,808	7,607,881
	Fortis, Inc.	104,235	4,250,703
#*	Fortuna Silver Mines, Inc.	1,132,494	7,584,061
#	Franco-Nevada Corp.	7,254	1,159,552
#	Freehold Royalties, Ltd.	491,512	1,313,683
	Frontera Energy Corp.	53,001	109,211
#*	Galiano Gold, Inc.	772,813	1,442,407
	Gamehost, Inc.	81,542	357,958
*	GDI Integrated Facility Services, Inc.	3,600	81,651
*	Gear Energy, Ltd.	966,554	119,065
#	Genworth MI Canada, Inc.	280,742	6,956,457
	George Weston, Ltd.	212,346	16,038,706
	Gibson Energy, Inc.	591,838	9,747,244
#	Gildan Activewear, Inc.	170,500	3,025,708
#	Gildan Activewear, Inc.	85,280	1,514,573
*	Glacier Media, Inc.	26,875	4,314
#	GMP Capital, Inc.	272,329	246,010
#	goeasy, Ltd.	82,351	3,454,629
	GoldMoney, Inc.	48,197	77,363
#*	Gran Tierra Energy, Inc.	2,405,994	682,577
#*	Great Canadian Gaming Corp.	233,910	4,641,702
	Great-West Lifeco, Inc.	376,564	6,657,237
	Guardian Capital Group, Ltd., Class A	9,811	151,767
*	Guyana Goldfields, Inc.	830,807	1,116,468
*	Headwater Exploration, Inc.	13,700	12,785
*	Heroux-Devtek, Inc.	154,359	1,094,786
	High Arctic Energy Services, Inc.	54,600	24,050
#	High Liner Foods, Inc.	106,290	439,618
*	Home Capital Group, Inc.	524,969	8,830,155
	Horizon North Logistics, Inc.	164,370	431,955
	Hudbay Minerals, Inc.	211,255	667,566
#	Hudbay Minerals, Inc.	4,612,518	14,497,518
#	Husky Energy, Inc.	1,558,927	5,016,220
#	Hydro One, Ltd.	246,144	5,244,652
#	iA Financial Corp., Inc.	455,999	16,010,775
*	IAMGOLD Corp.	2,554,732	12,759,832
*	IAMGOLD Corp.	79,870	397,753
*	IBI Group, Inc.	78,700	332,556
	IGM Financial, Inc.	95,232	2,341,252
#*	Imperial Metals Corp.	149,442	335,825
	Imperial Oil, Ltd.	2,100	32,846
	Imperial Oil, Ltd.	328,099	5,128,187
	Information Services Corp.	13,744	181,311
#	Innergex Renewable Energy, Inc.	420,795	7,222,416
	Intact Financial Corp.	28,889	3,154,076
#	Inter Pipeline, Ltd.	556,656	5,215,598
*	Interfor Corp.	486,128	5,643,578
*	Intertain Group, Ltd. (The)	9,266	82,890
	Intertape Polymer Group, Inc.	240,434	2,872,033
#	Invesque, Inc.	89,083	188,856
*	IPL Plastics, Inc.	13,600	101,128
*	Ivanhoe Mines, Ltd., Class A	1,452,563	5,118,591
#	Jamieson Wellness, Inc.	18,279	526,215
#	Just Energy Group, Inc.	274,993	100,598

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	K-Bro Linen, Inc.	23,264	$488,050
#*	Kelt Exploration, Ltd.	835,753	1,066,959
#	Keyera Corp.	642,431	9,765,124
#*	Kinaxis, Inc.	70,559	10,714,622
*	Kingsway Financial Services, Inc.	14,675	39,769
*	Kinross Gold Corp.	8,338,438	77,815,876
	Kirkland Lake Gold, Ltd.	1,396,348	76,257,323
*	Knight Therapeutics, Inc.	626,439	3,236,372
	KP Tissue, Inc.	39,140	341,301
#	Labrador Iron Ore Royalty Corp.	230,597	4,417,574
*	Largo Resources, Ltd.	590,400	449,593
	Lassonde Industries, Inc., Class A	1,900	232,349
#	Laurentian Bank of Canada	328,996	6,521,217
	Leon's Furniture, Ltd.	77,394	773,680
*	Lightstream Resources, Ltd.	696,278	0
#	Linamar Corp.	319,294	9,535,078
#	Loblaw Cos., Ltd.	318,360	16,516,340
#	Lucara Diamond Corp.	2,054,013	889,415
#*	Lundin Gold, Inc.	42,351	377,205
	Lundin Mining Corp.	4,332,200	24,257,344
	Magellan Aerospace Corp.	77,380	385,326
	Magna International, Inc.	679,722	31,417,066
	Magna International, Inc.	611,939	28,253,224
*	Mainstreet Equity Corp.	18,782	957,013
#*	Major Drilling Group International, Inc.	530,026	2,409,839
*	Mandalay Resources Corp.	42,348	62,283
*	Manitok Energy, Inc.	450	0
#	Manulife Financial Corp.	130,965	1,755,065
#	Manulife Financial Corp.	1,467,342	19,691,730
#	Maple Leaf Foods, Inc.	308,243	6,779,528
#*	Marathon Gold Corp.	309,500	531,449
	Martinrea International, Inc.	654,254	4,864,959
*	Maxim Power Corp.	24,537	37,553
	Mediagrif Interactive Technologies, Inc.	12,900	60,193
#	Medical Facilities Corp.	171,755	492,396
*	MEG Energy Corp.	1,432,796	3,786,702
	Melcor Developments, Ltd.	4,424	24,507
*	Mercator Minerals, Ltd.	131,933	0
	Methanex Corp.	123,400	2,286,601
#	Methanex Corp.	176,329	3,262,086
#	Metro, Inc.	293,894	12,892,765
	Morguard Corp.	2,645	243,065
#	Morneau Shepell, Inc.	217,422	5,044,963
#*	Mountain Province Diamonds, Inc.	32,000	7,167
#	MTY Food Group, Inc.	52,503	1,132,805
#	Mullen Group, Ltd.	494,859	3,546,714
#	National Bank of Canada	1,008,670	47,622,749
#*	New Gold, Inc.	6,105,547	10,028,148
	NFI Group, Inc.	273,935	3,065,651
#	Norbord, Inc.	53,040	1,724,901
#	Norbord, Inc.	55,130	1,795,584
	North American Construction Group, Ltd.	95,400	594,002
#	North American Construction Group, Ltd.	9,700	61,110
	North West Co., Inc. (The)	216,659	4,820,216
#	Northland Power, Inc.	440,880	12,079,806
	Nutrien, Ltd.	118,522	3,859,746
	Nutrien, Ltd.	442,850	14,432,495
#*	NuVista Energy, Ltd.	1,187,779	576,398
#*	Obsidian Energy, Ltd.	89,578	38,789

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	OceanaGold Corp.	4,099,105	$10,741,617
#	Onex Corp.	105,689	4,697,990
	Open Text Corp.	222,200	10,001,447
#	Open Text Corp.	122,705	5,525,406
*	Orbite Technologies, Inc.	174,500	0
#	Osisko Gold Royalties, Ltd.	550,657	6,454,377
#*	Painted Pony Energy, Ltd.	2,319,728	848,607
	Pan American Silver Corp.	499,825	18,676,506
#	Pan American Silver Corp.	696,142	26,007,862
#*	Paramount Resources, Ltd., Class A	434,179	609,396
#*	Parex Resources, Inc.	902,677	10,917,442
	Park Lawn Corp.	7,295	136,429
	Parkland Corp.	410,937	10,820,671
#	Pason Systems, Inc.	326,375	1,557,009
	Pembina Pipeline Corp.	57,434	1,395,710
	Pembina Pipeline Corp.	189,787	4,619,416
#	Peyto Exploration & Development Corp.	926,208	1,376,052
*	PHX Energy Services Corp.	161,195	125,158
	Pizza Pizza Royalty Corp.	123,691	798,781
*	Points International, Ltd.	6,420	59,721
	Polaris Infrastructure, Inc.	68,704	733,998
	Pollard Banknote, Ltd.	24,687	292,495
#	PrairieSky Royalty, Ltd.	303,074	1,902,910
#*	Precision Drilling Corp.	1,455,985	923,952
*	Precision Drilling Corp.	322,550	203,174
#*	Premier Gold Mines, Ltd.	1,056,134	2,152,559
#	Premium Brands Holdings Corp.	117,854	8,325,317
#*	Pretium Resources, Inc.	356,835	3,383,332
*	Pulse Seismic, Inc.	186,026	124,994
	Quarterhill, Inc.	844,064	1,247,711
	Quebecor, Inc., Class B	464,603	10,600,073
#*	Questerre Energy Corp., Class A	145,025	11,910
*	Real Matters, Inc.	3,500	77,868
	Recipe Unlimited Corp.	87,267	635,226
	Reitmans Canada, Ltd., Class A	6,835	383
	Restaurant Brands International, Inc.	193,173	10,910,103
	Richelieu Hardware, Ltd.	177,191	4,391,908
	Ritchie Bros Auctioneers, Inc.	129,128	5,970,284
	Ritchie Bros Auctioneers, Inc.	37,693	1,744,432
#	Rocky Mountain Dealerships, Inc.	111,070	377,296
	Rogers Communications, Inc., Class B	164,340	6,711,261
	Rogers Communications, Inc., Class B	123,672	5,050,764
#	Rogers Sugar, Inc.	567,347	2,020,415
*	Roxgold, Inc.	1,188,400	1,472,802
	Royal Bank of Canada	782,481	53,978,308
	Royal Bank of Canada	1,068,243	73,804,909
#	Russel Metals, Inc.	347,304	4,651,636
*	Sabina Gold & Silver Corp.	1,097,598	1,778,183
#*	Sandstorm Gold, Ltd.	851,902	8,204,514
	Saputo, Inc.	215,184	5,266,140
#	Savaria Corp.	36,700	370,713
*	Seabridge Gold, Inc.	13,432	261,118
#	Secure Energy Services, Inc.	762,939	939,826
#*	Seven Generations Energy, Ltd., Class A	1,823,366	4,995,896
	Shaw Communications, Inc., Class B	241,720	4,421,322
#	Shaw Communications, Inc., Class B	361,818	6,617,651
#	ShawCor, Ltd.	280,351	554,653
*	Shopify, Inc., Class A	6,994	7,161,856
#	Sienna Senior Living, Inc.	183,305	1,406,828

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Sierra Wireless, Inc.	55,726	$741,377
#*	Sierra Wireless, Inc.	88,509	1,175,400
#	Sleep Country Canada Holdings, Inc.	142,863	2,048,899
#	SNC-Lavalin Group, Inc.	260,327	4,130,015
*	Southern Pacific Resource Corp.	665,787	0
#*	Spin Master Corp.	81,565	1,521,142
#	Sprott, Inc.	52,768	2,004,447
#*	SSR Mining, Inc.	344,233	8,249,571
#*	SSR Mining, Inc.	271,594	6,518,256
#	Stantec, Inc.	290,863	9,361,383
	Stantec, Inc.	70,845	2,280,501
	Stella-Jones, Inc.	159,505	4,844,274
*	Stornoway Diamond Corp.	173,571	396
#	Stuart Olson, Inc.	189,701	33,990
#	Sun Life Financial, Inc.	32,169	1,253,905
#	Sun Life Financial, Inc.	362,444	14,124,443
	Suncor Energy, Inc.	717,161	11,281,191
#	Suncor Energy, Inc.	2,403,185	37,874,196
*	SunOpta, Inc.	98,969	651,216
#*	SunOpta, Inc.	115,193	755,082
#	Superior Plus Corp.	999,775	8,710,571
#	Surge Energy, Inc.	2,062,431	492,723
#*	Tamarack Valley Energy, Ltd.	1,502,445	919,784
*	Taseko Mines, Ltd.	1,568,983	1,007,373
	TC Energy Corp.	92,429	4,212,767
	TC Energy Corp.	311,139	14,187,938
	Teck Resources, Ltd., Class B	56,081	568,158
	Teck Resources, Ltd., Class B	1,293,385	13,101,990
	TELUS Corp.	174,880	3,032,933
*	Teranga Gold Corp.	459,577	5,362,789
#*	Tervita Corp.	67,662	190,440
	TFI International, Inc.	569,166	24,696,650
	Thomson Reuters Corp.	70,628	4,928,062
#	Tidewater Midstream and Infrastructure, Ltd.	180,100	110,256
	Timbercreek Financial Corp.	89,094	560,724
#*	TMAC Resources, Inc.	25,075	28,081
	TMX Group, Ltd.	57,460	5,873,622
#	TORC Oil & Gas, Ltd.	1,310,665	1,634,111
*	Torex Gold Resources, Inc.	426,256	7,475,272
	Toromont Industries, Ltd.	230,107	12,544,263
	Toronto-Dominion Bank (The)	628,344	27,803,911
#	Toronto-Dominion Bank (The)	473,365	20,960,602
	Total Energy Services, Inc.	240,394	376,891
	Tourmaline Oil Corp.	1,069,979	10,879,924
	TransAlta Corp.	1,079,457	7,059,646
	TransAlta Corp.	421,210	2,746,289
#	TransAlta Renewables, Inc.	352,606	4,106,651
#	Transcontinental, Inc., Class A	575,097	6,629,212
	TransGlobe Energy Corp.	360,283	209,803
#*	Trevali Mining Corp.	3,150,028	235,173
#*	Trican Well Service, Ltd.	2,238,580	1,520,854
	Tricon Residential, Inc.	535,275	3,836,381
*	Trisura Group, Ltd.	13,364	795,498
*	Trisura Group, Ltd.	58	3,528
#*	Turquoise Hill Resources, Ltd.	1,956,519	1,635,971
*	Turquoise Hill Resources, Ltd.	263,904	218,829
#	Uni-Select, Inc.	210,722	1,205,070
#	Vermilion Energy, Inc.	265,602	1,082,673
	Vermilion Energy, Inc.	372,614	1,527,717

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Wajax Corp.	126,177	$898,674
	Waste Connections, Inc.	72,502	7,422,077
#	Waste Connections, Inc.	40,111	4,099,594
*	Wesdome Gold Mines Ltd.	549,251	5,621,883
#	West Fraser Timber Co., Ltd.	207,844	10,290,951
#	Western Forest Products, Inc.	2,434,043	1,908,056
#	Westshore Terminals Investment Corp.	262,341	3,366,786
	Wheaton Precious Metals Corp.	52	2,821
#	Wheaton Precious Metals Corp.	133,272	7,240,668
#	Whitecap Resources, Inc.	2,464,586	4,066,397
#*	WildBrain, Ltd.	517,789	456,151
#	Winpak, Ltd.	107,831	3,779,660
	WSP Global, Inc.	105,134	6,601,830
	Yamana Gold, Inc.	3,410,740	22,153,449
	Yamana Gold, Inc.	298,241	1,941,549
#*	Yangarra Resources, Ltd.	517,894	228,122
	Yellow Pages, Ltd.	91,812	546,300
TOTAL CANADA			2,382,168,845
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	1,509,250	467,725
*	China Display Optoelectronics Technology Holdings, Ltd.	2,472,000	142,560
	CITIC Telecom International Holdings, Ltd.	10,719,000	3,402,548
*	Hanfeng Evergreen, Inc.	42,625	0
	K Wah International Holdings, Ltd.	50,000	21,102
*	Leyou Technologies Holdings, Ltd.	345,000	136,317
	SITC International Holdings Co., Ltd.	6,553,000	6,573,736
	TK Group Holdings, Ltd.	820,000	221,111
TOTAL CHINA			10,965,099
DENMARK — (2.1%)
*	ALK-Abello A.S.	23,620	6,702,083
*	Alm Brand A.S.	453,545	4,620,254
#	Ambu A.S., Class B	150,958	5,270,484
	AP Moller - Maersk A.S., Class A	3,243	3,850,227
#	AP Moller - Maersk A.S., Class B	4,201	5,408,502
#*	Bang & Olufsen A.S.	517,755	989,739
*	BankNordik P/F	1,342	22,710
*	Bavarian Nordic A.S.	261,025	8,044,186
*	Brodrene Hartmann A.S.	10,479	752,026
	Carlsberg A.S., Class B	125,493	18,533,999
#	Chr Hansen Holding A.S.	174,030	19,859,003
	Coloplast A.S., Class B	96,551	16,480,989
*	Columbus A.S.	310,362	386,710
	D/S Norden A.S.	179,529	2,710,815
*	Danske Bank A.S.	961,087	15,565,692
*	Demant A.S.	324,510	10,073,683
*	DFDS A.S.	174,840	5,427,502
#	Djurslands Bank A.S.	1,040	38,691
#*	Drilling Co. of 1972 A.S. (The)	19,349	444,276
	DSV Panalpina A.S.	219,696	30,062,239
*	FLSmidth & Co. A.S.	241,169	7,197,218
	Fluegger Group A.S.	350	20,476
*	Genmab A.S.	62,572	21,537,684
	GN Store Nord A.S.	600,927	36,953,997
*	GronlandsBANKEN A.S.	33	3,109
	H Lundbeck A.S.	300,375	10,951,697
*	H+H International A.S., Class B	118,437	2,031,527

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Harboes Bryggeri A.S., Class B	2,462	$22,422
*	ISS A.S.	546,786	8,438,220
*	Jeudan A.S.	12,935	476,211
*	Jyske Bank A.S.	435,468	13,885,656
*	Matas A.S.	122,433	1,228,577
*	Nilfisk Holding A.S.	168,570	2,304,358
#*	NKT A.S.	159,663	4,439,607
#	NNIT A.S.	61,531	1,160,119
#	Novo Nordisk A.S., Sponsored ADR	595,283	38,889,838
	Novo Nordisk A.S., Class B	891,477	58,492,097
	Novozymes A.S., Class B	343,045	20,520,714
	Orsted A.S.	51,898	7,420,652
	Pandora A.S.	449,416	28,583,424
*	Parken Sport & Entertainment A.S.	10,398	126,640
	Per Aarsleff Holding A.S.	97,171	3,721,365
	Ringkjoebing Landbobank A.S.	140,157	10,421,827
	Rockwool International A.S., Class A	1,039	304,568
	Rockwool International A.S., Class B	34,285	11,060,796
*	Royal Unibrew A.S.	240,968	24,378,197
	RTX A.S.	28,702	1,065,911
	Scandinavian Tobacco Group A.S., Class A	153,084	2,251,603
	Schouw & Co., A.S.	76,526	6,262,212
	SimCorp A.S.	150,405	17,562,028
	Solar A.S., Class B	25,273	1,037,589
*	Spar Nord Bank A.S.	369,545	3,044,635
*	Sydbank A.S.	383,060	7,275,477
*	Tivoli A.S.	1,281	138,687
	Topdanmark A.S.	290,144	12,408,347
#	TORM P.L.C.	55,025	410,118
	Tryg A.S.	320,960	9,444,628
	United International Enterprises, Ltd.	3,761	773,992
#	Vestas Wind Systems A.S.	205,467	26,337,780
*	Vestjysk Bank A.S.	501,957	230,750
*	Zealand Pharma A.S.	28,370	995,301
TOTAL DENMARK			559,053,864
FINLAND — (1.7%)
	Ahlstrom-Munksjo Oyj	58,584	906,461
*	Aktia Bank Oyj	161,927	1,655,589
*	Alandsbanken Abp, Class B	1,250	27,252
	Alma Media Oyj	59,478	517,537
#	Apetit Oyj	3,389	36,648
	Aspo Oyj	25,687	177,744
	Atria Oyj	54,112	543,226
*	BasWare Oyj	7,918	325,792
#*	Bittium Oyj	79,121	599,864
#	Cargotec Oyj, Class B	203,864	6,078,943
*	Caverion Oyj	136,508	1,016,871
#	Citycon Oyj	267,824	1,946,270
	Digia Oyj	14,070	88,596
	Elisa Oyj	379,350	22,498,726
	Enento Group Oyj	9,514	403,565
#*	Finnair Oyj	4,634,663	2,583,674
	Fiskars Oyj Abp	98,646	1,378,337
#	Fortum Oyj	1,001,093	20,318,969
*	F-Secure Oyj	255,088	888,597
*	Glaston Oyj ABP	11,415	9,356
*	HKScan Oyj, Class A	165,652	382,165
*	Huhtamaki Oyj	584,496	26,054,652

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Ilkka-Yhtyma Oyj	29,672	$106,224
	Kemira Oyj	711,617	9,425,226
	Kesko Oyj, Class A	24,184	492,558
	Kesko Oyj, Class B	1,370,460	29,059,268
	Kojamo Oyj	75,436	1,874,750
	Kone Oyj, Class B	247,622	19,663,347
	Konecranes Oyj	300,069	7,622,871
	Lassila & Tikanoja Oyj	169,797	2,607,943
#*	Lehto Group Oyj	136,855	220,739
	Metsa Board Oyj	715,327	5,599,883
	Metso Outotec Oyj	1,979,974	12,778,533
	Neles Oyj	302,981	4,320,821
#	Neste Oyj	686,061	31,511,837
#	Nokia Oyj	3,992,666	19,165,283
	Nokia Oyj	1,186,596	5,760,031
#	Nokian Renkaat Oyj	695,310	16,588,692
*	Nordea Bank Abp	2,810,122	21,705,613
*	Nordea Bank Abp	11,553	88,969
	Olvi Oyj, Class A	38,501	1,919,627
	Oriola Oyj, Class A	1,000	2,376
	Oriola Oyj, Class B	719,046	1,562,988
	Orion Oyj, Class A	46,983	2,046,061
	Orion Oyj, Class B	436,906	19,061,796
#*	Outokumpu Oyj	1,583,961	4,231,089
*	Pihlajalinna Oyj	29,717	508,178
#	Ponsse Oyj	52,110	1,541,022
*	QT Group Oyj	12,507	415,210
	Raisio Oyj, Class V	385,020	1,408,636
	Rapala VMC Oyj	15,713	50,697
#	Raute Oyj, Class A	1,914	41,805
	Revenio Group Oyj	53,324	1,759,970
	Sampo Oyj, Class A	393,092	14,208,018
	Sanoma Oyj	504,321	5,649,648
*	Stockmann Oyj Abp, Class A	3,144	5,040
*	Stockmann Oyj Abp, Class B	152,672	179,140
#	Stora Enso Oyj, Class R	1,375,494	17,251,045
*	Teleste Oyj	20,343	102,071
	TietoEVRY Oyj	254,255	7,468,016
	Tikkurila Oyj	157,150	2,552,811
	Tokmanni Group Corp.	91,944	1,724,983
	UPM-Kymmene Oyj	1,513,515	40,401,279
	Uponor Oyj	284,514	4,765,110
	Vaisala Oyj, Class A	45,516	1,670,360
	Valmet Oyj	657,788	18,428,799
#	Wartsila Oyj Abp	969,896	8,112,079
	YIT Oyj	757,813	4,403,551
TOTAL FINLAND			438,502,827
FRANCE — (7.6%)
	ABC arbitrage	87,294	715,936
*	Accor SA	227,807	5,734,453
	Actia Group	38,515	99,848
	Aeroports de Paris	35,224	3,320,619
#*	Air France-KLM	954,269	3,915,877
#	Air Liquide SA	287,533	47,293,492
#*	Airbus SE	402,580	29,467,243
#	Akka Technologies	41,036	854,370
	AKWEL	63,353	1,001,223
	Albioma SA	153,455	6,860,188

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	ALD SA	4,343	$43,412
*	Alstom SA	197,725	11,017,854
	Altamir	42,488	775,488
*	Alten SA	125,455	9,836,154
*	Amundi SA	78,296	5,956,946
	Arkema SA	413,435	43,011,773
	Assystem SA	45,623	1,146,738
*	Atos SE	259,113	22,156,524
	Aubay	32,072	1,256,812
#	AXA SA	1,415,353	28,397,201
*	Axway Software SA	24,704	573,870
#*	Bastide le Confort Medical	13,234	597,529
	Beneteau SA	155,915	1,125,580
	Bigben Interactive	56,333	924,529
	BioMerieux	59,005	9,509,895
*	BNP Paribas SA	872,048	35,181,690
	Boiron SA	30,194	1,186,174
	Bollore SA	1,575,290	5,285,644
	Bonduelle SCA	89,649	2,141,232
#*	Bourbon Corp.	56,660	0
*	Bouygues SA	832,464	29,408,102
*	Bureau Veritas SA	556,677	12,246,780
	Burelle SA	94	54,647
	Capgemini SE	177,008	22,956,941
	Carrefour SA	1,493,428	23,734,931
#*	Casino Guichard Perrachon SA	221,340	6,135,321
#*	Catering International Services	6,197	71,457
*	Cegedim SA	10,137	326,431
*	CGG SA	2,767,422	2,368,819
#	Chargeurs SA	99,970	1,668,847
*	Cie de Saint-Gobain	974,295	36,044,076
	Cie des Alpes	48,216	849,843
	Cie Generale des Etablissements Michelin SCA	610,972	63,275,976
	Cie Plastic Omnium SA	385,266	7,754,148
*	CNP Assurances	386,130	4,689,893
*	Coface SA	460,854	3,655,009
*	Credit Agricole SA	1,071,537	10,314,352
	Danone SA, Sponsored ADR	37,413	499,089
#	Danone SA	622,094	41,638,786
*	Dassault Aviation SA	959	786,409
	Dassault Systemes SE	43,687	7,955,116
	Dassault Systemes SE, Sponsored ADR	2,055	371,626
	Derichebourg SA	721,218	2,085,293
	Devoteam SA	22,497	2,583,052
	Edenred	495,821	24,594,820
*	Eiffage SA	481,145	42,048,654
	Electricite de France SA	1,525,346	15,446,521
	Electricite de Strasbourg SA	1,138	146,563
	Elior Group SA	488,788	2,707,030
*	Elis SA	592,721	7,201,507
*	Engie SA	1,761,006	23,458,651
#*	Eramet	48,232	1,313,521
#*	Erytech Pharma SA	2,820	20,736
#*	EssilorLuxottica SA	114,055	15,191,553
*	Esso SA Francaise	13,052	197,984
	Etablissements Maurel et Prom SA	118,867	235,258
*	Eurofins Scientific SE	33,738	22,082,406
#*	Europcar Mobility Group	528,155	820,517
#	Eutelsat Communications SA	1,009,447	10,208,186

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Exel Industries, Class A	6,717	$284,093
*	Faurecia SE	355,628	13,733,548
*	Fleury Michon SA	4,252	121,658
*	Fnac Darty SA	87,345	3,419,682
	Fnac Darty SA	12,150	481,665
*	Gaumont SA	768	95,393
	Gaztransport Et Technigaz SA	85,230	7,924,761
#	GEA	181	18,905
#*	Getlink SE	671,697	10,105,988
*	GL Events	62,152	804,787
*	Groupe Crit	22,390	1,246,125
	Groupe Gorge	8,870	125,471
*	Groupe Open	22,877	404,892
	Guerbet	36,354	1,285,972
	Haulotte Group SA	46,203	246,480
#*	HERIGE SADCS	1,726	46,641
	Hermes International	23,514	19,063,729
*	HEXAOM	15,998	601,094
*	ID Logistics Group	7,495	1,636,940
#	Iliad SA	197,990	38,721,207
#	Imerys SA	196,420	7,277,496
*	Ingenico Group SA	328,481	53,159,201
	Ipsen SA	81,395	7,805,976
	IPSOS	185,598	4,926,020
	Jacquet Metal Service SA	82,466	1,041,440
#*	JCDecaux SA	153,366	2,594,227
	Kaufman & Broad SA	120,359	5,196,383
	Kering SA	52,768	29,902,892
*	Korian SA	291,852	11,963,867
#*	Lagardere SCA	673,035	10,239,207
	Laurent-Perrier	3,871	341,825
#*	Le Belier	11,601	516,747
	Lectra	104,988	2,216,130
	Legrand SA	317,355	24,550,038
	Linedata Services	18,028	504,075
*	LISI	117,537	2,642,441
#	LNA Sante SA	25,437	1,534,812
#	L'Oreal SA	82,717	27,762,131
	LVMH Moet Hennessy Louis Vuitton SE	248,440	108,032,417
*	Maisons du Monde SA	91,882	1,406,867
*	Manitou BF SA	37,916	700,308
	Manutan International	2,849	181,311
*	Mersen SA	81,201	2,190,596
#*	METabolic EXplorer SA	130,246	279,198
*	Metropole Television SA	200,359	2,419,729
*	Natixis SA	1,729,777	4,231,019
*	Nexans SA	313,937	16,362,325
	Nexity SA	245,232	8,351,804
#*	Nicox	71,997	313,339
	NRJ Group	74,893	539,786
*	Oeneo SA	144,175	1,927,073
#*	Onxeo SA	143,360	111,021
#*	Onxeo SA	12,362	9,706
	Orange SA, Sponsored ADR	206,198	2,402,207
	Orange SA	4,330,858	50,761,466
#*	Orpea	120,712	15,400,044
*	Peugeot SA	3,367,636	54,133,797
*	Pierre & Vacances SA	22,303	355,994
#*	Plastivaloire	53,842	227,596

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Publicis Groupe SA, ADR	97,524	$775,316
#	Publicis Groupe SA	757,619	24,225,667
	Quadient	176,973	2,616,471
#*	Rallye SA	561,744	3,850,444
#*	Recylex SA	65,252	142,044
*	Renault SA	473,234	11,246,518
*	Rexel SA	1,497,854	17,777,518
	Robertet SA	1,585	1,727,454
*	Rothschild & Co.	19,018	485,197
	Rubis SCA	237,855	11,220,122
*	Safran SA	159,972	17,013,299
	Samse SA	943	138,724
#	Sanofi, ADR	430,089	22,558,168
	Sanofi	432,160	45,375,550
	Sartorius Stedim Biotech	44,668	13,971,348
*	Savencia SA	16,829	969,417
	Schneider Electric SE	216,091	24,777,746
	Schneider Electric SE	19,869	2,294,622
*	SCOR SE	605,722	15,589,451
#	SEB SA	108,639	17,938,669
	Seche Environnement SA	11,433	434,530
	SES SA	1,913,533	13,535,647
	Societe BIC SA	125,416	7,429,938
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	139,357
*	Societe Generale SA	958,542	14,757,058
	Societe Marseillaise du Tunnel Prado-Carenage SA	8,156	171,412
	Sodexo SA	174,906	12,070,985
	Sodexo SA, Sponsored ADR	19,000	261,440
	Sodexo SA	8,908	611,543
*	SOITEC	86,494	10,252,644
#*	Solocal Group	2,109,096	238,210
	Somfy SA	20,823	2,510,783
*	Sopra Steria Group	84,150	12,565,540
	SPIE SA	433,852	7,062,306
*	Stef SA	22,404	1,718,728
	STMicroelectronics NV	1,333,520	37,468,115
#	STMicroelectronics NV	416,949	11,649,555
#	Suez SA	786,262	10,369,823
*	Sword Group	17,868	676,642
	Synergie SA	44,846	1,056,315
*	Tarkett SA	170,646	2,128,466
*	Technicolor SA, Sponsored ADR	4,360	523
#*	Technicolor SA	15,984	49,782
	Teleperformance	180,912	52,946,659
*	Television Francaise 1	290,161	1,664,515
#	Thales SA	199,097	14,393,003
	Thermador Groupe	10,096	675,822
#	Tikehau Capital SCA	594	15,639
	Total Gabon	985	136,229
	Total SE	2,092,369	79,182,980
#	TOTAL SE, Sponsored ADR	498,910	18,788,951
	Trigano SA	45,634	5,208,461
*	Ubisoft Entertainment SA	310,134	25,903,142
	Union Financiere de France BQE SA	5,747	105,098
#	Valeo SA	871,389	22,361,910
#*	Vallourec SA	39,447	1,314,630
*	Valneva SE	80,471	447,670
	Veolia Environnement SA	494,659	11,331,445
	Vetoquinol SA	937	75,572

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vicat SA	84,188	$2,773,683
	VIEL & Cie SA	61,789	367,835
	Vilmorin & Cie SA	31,017	1,822,274
	Vinci SA	563,434	48,491,985
*	Virbac SA	12,963	2,830,087
	Vivendi SA	300,594	7,976,692
*	Vranken-Pommery Monopole SA	8,008	123,332
*	Worldline SA	42,975	3,697,111
*	X-Fab Silicon Foundries SE	4,842	17,259
*	XPO Logistics Europe SADIR	23	6,303
TOTAL FRANCE			1,975,930,061
GERMANY — (6.5%)
	1&1 Drillisch AG	78,367	2,075,495
*	Aareal Bank AG	305,779	5,595,131
*	Adidas AG	133,607	36,845,770
*	Adler Modemaerkte AG	23,013	62,061
*	ADO Properties SA	127,436	3,588,792
*	ADVA Optical Networking SE	210,006	1,750,367
	All for One Group SE	3,921	200,843
#*	Allgeier SE	18,167	933,413
	Allianz SE	283,403	58,798,827
	Allianz SE, Sponsored ADR	212,040	4,370,144
*	Amadeus Fire AG	22,694	2,622,478
*	Aroundtown SA	1,580,544	9,517,373
	Atoss Software AG	3,094	375,046
	Aurubis AG	197,548	13,175,072
	BASF SE	390,630	21,549,518
	Basler AG	17,007	1,181,893
*	Bauer AG	64,602	709,387
	Bayer AG	554,185	36,816,452
	Bayerische Motoren Werke AG	951,135	60,825,513
	BayWa AG	60,329	1,894,185
	Bechtle AG	87,173	16,965,823
	Beiersdorf AG	36,713	4,383,735
	Bertrandt AG	25,455	948,355
#	bet-at-home.com AG	11,955	463,462
*	Bijou Brigitte AG	12,164	367,457
	Bilfinger SE	145,266	2,536,837
	Borussia Dortmund GmbH & Co. KGaA	468,463	3,086,709
	Brenntag AG	415,503	25,641,935
	CANCOM SE	101,804	6,122,552
*	Carl Zeiss Meditec AG	34,567	3,617,749
*	CECONOMY AG	768,684	2,739,473
*	CENIT AG	40,171	462,422
*	Centrotec SE	17,233	285,974
	Cewe Stiftung & Co. KGAA	48,896	5,500,968
*	comdirect bank AG	80,197	1,298,530
#*	Commerzbank AG	3,906,524	20,076,217
	CompuGroup Medical SE & Co. KgaA	105,941	9,247,181
	Continental AG	282,812	27,319,287
*	Corestate Capital Holding SA	15,120	322,298
	Covestro AG	658,500	25,554,673
	CropEnergies AG	128,768	1,382,087
#*	CTS Eventim AG & Co. KGaA	238,826	9,480,322
	Daimler AG	2,506,751	109,605,214
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	140,747
*	Delivery Hero SE	10,078	1,156,868
#*	Deutsche Bank AG	1,939,299	17,439,105

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Deutsche Bank AG	1,480,787	$13,208,620
	Deutsche Beteiligungs AG	68,459	2,548,235
#	Deutsche Boerse AG	140,257	25,518,893
#*	Deutsche EuroShop AG	150,235	2,227,170
#*	Deutsche Lufthansa AG	1,588,786	13,939,154
*	Deutsche Pfandbriefbank AG	768,867	4,870,796
*	Deutsche Post AG	955,495	38,783,707
	Deutsche Telekom AG, Sponsored ADR	114,746	1,911,668
	Deutsche Telekom AG	5,414,362	90,391,404
	Deutsche Wohnen SE	365,284	17,773,391
*	Deutz AG	980,460	4,912,551
	DIC Asset AG	205,651	2,660,626
	DMG Mori AG	23,446	1,116,188
#	Dr Hoenle AG	14,287	770,699
*	Draegerwerk AG & Co. KGaA	12,466	978,893
#	Duerr AG	269,303	7,377,212
#	E.ON SE	3,022,162	35,480,222
	Eckert & Ziegler Strahlen- und Medizintechnik AG	53,840	2,850,544
*	EDAG Engineering Group AG	14,603	104,124
	Elmos Semiconductor SE	23,311	571,348
#*	ElringKlinger AG	147,046	891,574
	Energiekontor AG	634	19,388
	Evonik Industries AG	329,910	8,912,919
*	Fielmann AG	89,433	6,515,993
	First Sensor AG	21,691	1,009,150
*	Francotyp-Postalia Holding AG, Class A	22,684	81,693
#*	Fraport AG Frankfurt Airport Services Worldwide	134,873	5,272,430
	Freenet AG	884,555	15,097,998
*	Fresenius Medical Care AG & Co. KGaA, ADR	30,888	1,354,439
*	Fresenius Medical Care AG & Co. KGaA	529,867	46,682,382
*	Fresenius SE & Co. KGaA	408,742	20,393,650
	Fuchs Petrolub SE	68,823	2,343,789
	GEA Group AG	281,672	10,167,120
	Gerresheimer AG	196,104	22,559,589
	Gesco AG	29,514	533,468
	GFT Technologies SE	129,427	1,605,194
	Grand City Properties SA	219,340	5,221,694
*	H&R GmbH & Co. KGaA	71,325	477,260
	Hamburger Hafen und Logistik AG	187,168	3,232,603
	Hannover Rueck SE	52,436	8,870,615
#	Hapag-Lloyd AG	59,181	3,258,399
	Hawesko Holding AG	190	8,724
	HeidelbergCement AG	274,943	15,258,075
*	Heidelberger Druckmaschinen AG	2,085,641	1,747,256
	Hella GmbH & Co KGaA	185,430	8,099,044
*	HelloFresh SE	37,773	2,050,385
	Henkel AG & Co. KGaA	24,225	2,104,936
*	Highlight Communications AG	42,880	180,254
	Hochtief AG	70,173	5,729,605
#	HolidayCheck Group AG	126,164	163,736
	Hornbach Baumarkt AG	31,507	1,157,955
	Hornbach Holding AG & Co. KGaA	1,206	116,049
	Hugo Boss AG	281,634	7,671,723
*	Hypoport SE	3,220	1,510,658
*	Indus Holding AG	85,358	2,915,650
	Infineon Technologies AG	1,268,255	32,334,636
	Infineon Technologies AG, ADR	340,602	8,390,730
*	Instone Real Estate Group AG	712	18,249
#	IVU Traffic Technologies AG	21,614	396,963

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	92,206	$2,310,657
#	K+S AG	969,577	6,431,434
	KION Group AG	355,757	27,189,075
*	Kloeckner & Co. SE	363,508	2,295,265
	Knorr-Bremse AG	19,568	2,289,599
#*	Koenig & Bauer AG	72,821	1,589,311
	Krones AG	42,754	2,597,562
	KSB SE & Co. KGaA	267	81,954
	KWS Saat SE & Co., KGaA	21,275	1,648,388
*	Lanxess AG	520,136	26,977,215
*	LEG Immobilien AG	188,841	26,331,329
#*	Leifheit AG	29,884	951,225
#*	Leoni AG	162,926	1,337,991
	LPKF Laser & Electronics AG	27,049	700,185
#*	Manz AG	14,371	355,444
*	Mediclin AG	12,692	59,865
#*	Medigene AG	16,352	99,033
	Merck KGaA	35,701	4,562,794
	METRO AG	1,278,547	11,664,673
	MLP SE	208,103	1,277,435
*	MTU Aero Engines AG	202,236	35,065,164
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	97,618	25,875,936
	Nemetschek SE	229,249	16,805,300
	New Work SE	11,809	3,887,210
	Nexus AG	9,894	493,159
*	Nordex SE	324,061	3,354,800
	Norma Group SE	242,342	6,740,825
*	OHB SE	34,731	1,655,999
*	Paragon GmbH & Co. KGaA	955	10,658
#	Patrizia AG	192,890	5,287,418
#	Pfeiffer Vacuum Technology AG	44,383	8,902,433
	PNE AG	376,663	2,228,952
*	Progress-Werk Oberkirch AG	4,789	94,432
#*	ProSiebenSat.1 Media SE	465,417	4,830,876
	PSI Software AG	11,158	278,108
*	Puma SE	139,694	10,873,484
*	Puma SE	28,540	2,213,456
*	QIAGEN NV	147,931	7,334,549
#	QSC AG	662,612	1,017,033
#*	R Stahl AG	4,599	108,130
#	Rational AG	7,651	4,544,350
	Rheinmetall AG	274,085	25,913,765
*	Rocket Internet SE	205,680	4,463,185
#*	RTL Group SA	132,022	4,356,047
	RWE AG	733,423	27,645,916
*	SAF-Holland SE	256,148	1,732,422
*	Salzgitter AG	200,647	2,724,146
	SAP SE, Sponsored ADR	52,887	8,420,668
	SAP SE	289,878	45,758,212
#*	Schaltbau Holding AG	19,850	623,675
	Secunet Security Networks AG	4,287	1,013,826
*	SGL Carbon SE	77,815	287,236
	Siemens AG, Sponsored ADR	154,289	9,811,238
	Siemens AG	239,359	30,502,951
	Siltronic AG	92,377	8,427,541
#*	Sixt SE	89,285	6,606,331
*	SMA Solar Technology AG	33,254	973,821
#*	SMT Scharf AG	6,081	57,340
	Softing AG	10,451	62,964

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Software AG	124,078	$5,767,920
	Stabilus SA	54,461	2,741,282
	STRATEC SE	2,942	344,887
#	Stroeer SE & Co. KGaA	135,812	9,299,561
	Suedzucker AG	423,340	7,065,703
#*	SUESS MicroTec SE	71,689	1,041,009
	Surteco Group SE	34,391	858,605
#	Symrise AG	185,942	23,244,746
	Syzygy AG	4,986	27,623
	TAG Immobilien AG	445,837	11,722,998
*	Takkt AG	163,499	2,013,538
*	Talanx AG	151,722	5,523,209
#*	Technotrans SE	44,155	771,904
*	Tele Columbus AG	46,681	192,571
	Telefonica Deutschland Holding AG	3,692,771	10,075,948
#*	Thyssenkrupp AG	675,653	5,251,789
	Traffic Systems SE	9,711	368,537
	Uniper SE	414,449	14,308,080
	United Internet AG	458,612	20,810,387
	VERBIO Vereinigte BioEnergie AG	105,064	1,307,489
#*	Volkswagen AG	104,003	16,192,459
	Vonovia SE	385,548	24,920,233
*	Vossloh AG	35,144	1,587,249
*	Wacker Chemie AG	105,551	9,576,173
#*	Wacker Neuson SE	170,725	3,030,090
*	Washtec AG	51,332	2,117,771
	Wuestenrot & Wuerttembergische AG	88,936	1,498,038
#*	Zalando SE	44,966	3,246,105
	Zeal Network SE	43,444	1,774,720
TOTAL GERMANY			1,709,799,774
HONG KONG — (2.5%)
	Aeon Credit Service Asia Co., Ltd.	28,000	19,307
	AIA Group, Ltd.	7,285,200	65,690,203
#	Allied Group, Ltd.	76,000	628,215
	Allied Properties HK, Ltd.	4,698,393	1,158,428
	APAC Resources, Ltd.	191,695	23,513
*	Apollo Future Mobility Group, Ltd.	2,008,000	120,492
*	Applied Development Holdings, Ltd.	4,915,000	88,494
*	Arts Optical International Hldgs, Ltd.	52,000	5,705
	Asia Financial Holdings, Ltd.	400,000	187,204
	Asia Standard International Group, Ltd.	2,109,561	242,427
	Asiasec Properties, Ltd.	299,000	45,865
	ASM Pacific Technology, Ltd.	1,185,200	13,377,663
	Associated International Hotels, Ltd.	79,000	141,155
	Bank of East Asia, Ltd. (The)	2,121,285	4,831,212
*	Best Food Holding Co., Ltd.	392,000	32,463
	BOC Aviation, Ltd.	1,064,200	6,160,075
	BOC Hong Kong Holdings, Ltd.	3,517,500	9,806,988
	BOE Varitronix, Ltd.	3,025,000	824,142
	Bright Smart Securities & Commodities Group, Ltd.	4,552,000	1,129,179
*	Brightoil Petroleum Holdings, Ltd.	7,912,171	287,175
	Build King Holdings, Ltd.	860,000	80,004
*	Burwill Holdings, Ltd.	9,641,600	16,546
	Cafe de Coral Holdings, Ltd.	2,038,000	4,084,468
#*	Camsing International Holding, Ltd.	564,000	15,828
#	Cathay Pacific Airways, Ltd.	3,635,000	2,454,349
	Century City International Holdings, Ltd.	3,792,000	205,538
	CGN Mining Co., Ltd.	2,380,000	99,917

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	360,000	$80,430
	Cheuk Nang Holdings, Ltd.	121,593	56,423
	Chevalier International Holdings, Ltd.	130,276	162,812
#*	China Best Group Holding, Ltd.	3,490,000	51,489
*	China Boton Group Co., Ltd.	797,351	188,346
#*	China Energy Development Holdings, Ltd.	32,934,000	641,542
	China Motor Bus Co., Ltd.	6,800	81,263
	China New Higher Education Group, Ltd.	1,172,000	813,869
#*	China Smarter Energy Group Holdings, Ltd.	1,462,000	9,630
*	China Solar Energy Holdings, Ltd.	1,033,500	4,501
	China Star Entertainment, Ltd.	8,376,000	1,760,261
#*	China Strategic Holdings, Ltd.	68,970,000	525,469
*	China Tonghai International Financial, Ltd.	210,000	6,461
	Chinese Estates Holdings, Ltd.	1,304,000	861,778
*	Chinlink International Holdings, Ltd.	634,800	48,367
	Chong Hing Bank, Ltd.	45,000	51,846
	Chow Sang Sang Holdings International, Ltd.	1,446,000	1,541,421
	Chow Tai Fook Jewellery Group, Ltd.	3,484,800	3,755,857
	Chuang's China Investments, Ltd.	6,774,219	314,965
#	Chuang's Consortium International, Ltd.	4,463,553	564,117
	CK Asset Holdings, Ltd.	2,338,908	12,987,181
	CK Hutchison Holdings, Ltd.	2,578,408	16,836,479
	CK Infrastructure Holdings, Ltd.	844,545	4,403,959
#	CK Life Sciences Intl Holdings, Inc.	6,910,000	910,710
	CLP Holdings, Ltd.	783,000	7,403,809
	CNQC International Holdings, Ltd.	2,707,500	216,958
	CNT Group, Ltd.	814,000	39,455
	Convenience Retail Asia, Ltd.	122,000	58,218
#*	Convoy Global Holdings, Ltd.	25,290,000	102,135
*	Cosmopolitan International Holdings, Ltd.	1,190,000	171,900
	Cowell e Holdings, Inc.	6,001,000	2,604,448
	Cross-Harbour Holdings, Ltd. (The)	324,964	452,996
	CSI Properties, Ltd.	25,994,200	798,155
*	CST Group, Ltd.	83,595,800	279,329
*	CW Group Holdings, Ltd.	1,730,500	9,668
	Dah Sing Banking Group, Ltd.	1,587,702	1,435,412
	Dah Sing Financial Holdings, Ltd.	868,444	2,399,911
	Dickson Concepts International, Ltd.	361,000	214,518
#	Dynamic Holdings, Ltd.	30,000	46,211
	Eagle Nice International Holdings, Ltd.	1,394,000	489,292
	EcoGreen International Group, Ltd.	386,240	58,827
*	eForce Holdings, Ltd.	4,144,000	54,054
*	Emperor Capital Group, Ltd.	17,808,000	370,723
	Emperor Entertainment Hotel, Ltd.	2,490,000	353,643
	Emperor International Holdings, Ltd.	6,568,416	1,034,530
	Emperor Watch & Jewellery, Ltd.	18,420,000	276,225
*	ENM Holdings, Ltd.	2,608,000	239,005
*	Esprit Holdings, Ltd.	9,039,013	1,074,563
*	Eternity Investment, Ltd.	520,000	9,438
#	Fairwood Holdings, Ltd.	267,000	572,064
	Far East Consortium International, Ltd.	7,475,504	2,218,678
#*	FIH Mobile, Ltd.	22,607,000	2,506,935
	First Pacific Co., Ltd.	9,973,756	2,082,302
*	First Shanghai Investments, Ltd.	11,608,000	577,379
	Fountain SET Holdings, Ltd.	8,828,000	1,024,999
	Four Seas Mercantile Holdings, Ltd.	36,000	12,009
*	Freeman Fintech Corp, Ltd.	6,722,000	58,544
	Galaxy Entertainment Group, Ltd.	2,851,000	19,443,074
	GDH Guangnan Holdings., Ltd.	1,986,000	182,172

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Genting Hong Kong, Ltd.	746,000	$47,691
	Get Nice Financial Group, Ltd.	798,824	70,083
	Get Nice Holdings, Ltd.	85,991,000	1,875,985
	Giordano International, Ltd.	9,124,000	1,343,585
	Glorious Sun Enterprises, Ltd.	1,763,000	191,067
*	Glory Sun Land Group, Ltd.	938,500	55,660
	Gold Peak Industries Holdings, Ltd.	605,000	45,257
	Golden Resources Development International, Ltd.	924,000	59,665
#*	Gold-Finance Holdings, Ltd.	2,104,000	3,665
*	Good Resources Holdings, Ltd.	4,160,000	48,322
*	Goodbaby International Holdings, Ltd.	2,999,000	499,308
*	GR Properties, Ltd.	914,000	160,412
	Great Eagle Holdings, Ltd.	513,213	1,161,811
*	Great Harvest Maeta Group Holdings, Ltd.	125,000	16,127
*	Greater Bay Area Investments Group Holdings, Ltd.	15,680,000	20,231
*	G-Resources Group, Ltd.	411,004,200	2,597,764
	Guoco Group, Ltd.	26,000	354,167
#	Guotai Junan International Holdings, Ltd.	14,634,000	2,080,074
#	Haitong International Securities Group, Ltd.	13,824,139	3,733,199
	Hang Lung Group, Ltd.	2,681,000	6,488,019
#	Hang Lung Properties, Ltd.	3,564,000	8,743,774
	Hang Seng Bank, Ltd.	1,280,000	20,140,213
	Hanison Construction Holdings, Ltd.	909,496	119,702
*	Hao Tian Development Group, Ltd.	10,902,900	421,547
	Harbour Centre Development, Ltd.	158,000	158,578
	Henderson Land Development Co., Ltd.	2,268,284	8,489,128
	HK Electric Investments & HK Electric Investments, Ltd.	2,848,000	2,947,372
	HKBN, Ltd.	2,692,500	4,973,837
*	HKBridge Financial Holdings, Ltd.	32,000	2,069
	HKR International, Ltd.	4,078,038	1,626,495
	HKT Trust & HKT, Ltd.	10,720,000	15,795,795
	Hon Kwok Land Investment Co., Ltd.	234,000	78,514
#	Hong Kong & China Gas Co., Ltd.	2,568,082	3,679,626
	Hong Kong Exchanges & Clearing, Ltd.	814,018	38,757,951
#	Hong Kong Ferry Holdings Co., Ltd.	123,000	92,003
*	Hong Kong Finance Investment Holding Group, Ltd.	2,960,000	252,023
	Hong Kong Shanghai Alliance Holdings, Ltd.	196,000	6,838
	Hongkong & Shanghai Hotels, Ltd. (The)	1,605,226	1,316,130
	Hongkong Chinese, Ltd.	3,741,143	326,172
	Hop Hing Group Holdings, Ltd.	4,256,000	31,015
#	Hsin Chong Group Holdings, Ltd.	7,804,000	66,055
	Hung Hing Printing Group, Ltd.	1,234,524	154,502
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,408,000	1,377,534
	Hysan Development Co., Ltd.	1,372,215	3,790,972
*	I-CABLE Communications, Ltd.	3,141,153	25,106
*	Imagi International Holdings, Ltd.	802,799	83,401
	International Housewares Retail Co., Ltd.	1,170,000	333,690
	IPE Group, Ltd.	2,010,000	172,679
*	IRC, Ltd.	10,510,000	134,272
	IT, Ltd.	2,913,087	376,176
#	ITC Properties Group, Ltd.	1,693,594	189,936
	Johnson Electric Holdings, Ltd.	2,327,127	4,282,861
*	Kader Holdings Co., Ltd.	904,000	73,629
	Kam Hing International Holdings, Ltd.	74,000	3,819
	Karrie International Holdings, Ltd.	1,668,000	239,107
	Kerry Logistics Network, Ltd.	2,720,291	4,458,860
	Kerry Properties, Ltd.	2,315,583	5,510,168
	Kingmaker Footwear Holdings, Ltd.	1,152,000	93,652
	Kingston Financial Group, Ltd.	8,261,000	757,787

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co., Ltd.	1,654,000	$1,762,240
	Lai Sun Development Co., Ltd.	1,212,987	1,297,723
	Lam Soon Hong Kong, Ltd.	12,000	20,458
*	Landing International Development, Ltd.	5,481,600	172,046
	Landsea Green Properties Co., Ltd.	584,000	49,744
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	118,500	14,557
*	Lerado Financial Group Co., Ltd.	740,000	2,272
#*	Lerthai Group, Ltd.	38,000	20,097
	Lifestyle International Holdings, Ltd.	2,272,500	1,842,952
	Lippo China Resources, Ltd.	12,586,000	230,589
	Lippo, Ltd.	236,000	72,488
	Liu Chong Hing Investment, Ltd.	872,000	739,272
	L'Occitane International SA	2,236,500	3,761,724
#	Luk Fook Holdings International, Ltd.	1,742,000	3,736,742
	Luks Group Vietnam Holdings Co., Ltd.	130,000	20,981
	Lung Kee Bermuda Holdings	432,000	117,069
*	Macau Legend Development, Ltd.	7,250,000	935,884
	Magnificent Hotel Investment, Ltd.	4,616,000	61,313
	Man Wah Holdings, Ltd.	10,302,400	11,701,171
	Mason Group Holdings, Ltd.	39,723,200	210,504
	Master Glory Group, Ltd.	807,080	5,082
	Melco International Development, Ltd.	3,405,000	6,427,975
#	Melco Resorts & Entertainment, Ltd., ADR	47,606	783,595
	MGM China Holdings, Ltd.	1,893,200	2,359,263
*	Midland Holdings, Ltd.	1,198,364	112,919
	Ming Fai International Holdings, Ltd.	542,000	46,157
	Miramar Hotel & Investment	441,000	707,963
	Modern Dental Group, Ltd.	566,000	96,528
	MTR Corp., Ltd.	650,632	3,233,407
	NagaCorp., Ltd.	8,124,000	8,683,920
	Nameson Holdings, Ltd.	2,274,000	105,633
	National Electronics Hldgs	61,600	8,265
*	National United Resources Holdings, Ltd.	3,320,000	11,395
*	Neo-Neon Holdings, Ltd.	4,877,000	408,666
	New World Development Co., Ltd.	3,541,284	17,291,279
#*	NewOcean Energy Holdings, Ltd.	4,518,000	414,403
#	NOVA Group Holdings, Ltd.	1,480,000	27,658
#	NWS Holdings, Ltd.	3,107,221	2,408,538
	OP Financial, Ltd.	1,436,000	196,586
	Oriental Watch Holdings	2,126,240	537,588
#	Oshidori International Holdings, Ltd.	17,547,000	2,198,208
	Pacific Andes International Holdings, Ltd.	11,918,411	42,136
	Pacific Basin Shipping, Ltd.	22,816,000	2,801,484
	Pacific Textiles Holdings, Ltd.	5,494,000	2,567,795
	Paliburg Holdings, Ltd.	928,790	219,171
*	Paradise Entertainment, Ltd.	1,508,000	184,979
*	PC Partner Group, Ltd.	842,000	167,518
	PCCW, Ltd.	23,222,265	13,091,628
#*	Peace Mark Holdings, Ltd.	232,000	0
*	Pegasus International Holdings, Ltd.	82,000	6,402
	Perfect Shape Medical, Ltd.	1,380,000	533,314
#	Pico Far East Holdings, Ltd.	3,302,000	434,633
	Playmates Holdings, Ltd.	3,856,000	422,945
*	Playmates Toys, Ltd.	1,404,000	44,399
	Plover Bay Technologies, Ltd.	904,000	118,915
	Polytec Asset Holdings, Ltd.	21,892,700	2,036,050
	Power Assets Holdings, Ltd.	1,012,500	5,638,676
*	Prada SpA	938,600	3,623,262

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	PT International Development Co., Ltd.	4,246,550	$150,549
	Public Financial Holdings, Ltd.	1,038,000	254,715
*	PYI Corp., Ltd.	30,002,391	270,851
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	1,420,000	15,744
#	Regal Hotels International Holdings, Ltd.	1,565,400	575,875
	Regina Miracle International Holdings, Ltd.	946,000	272,154
#	Sa Sa International Holdings, Ltd.	6,612,182	957,363
*	Samson Holding, Ltd.	196,000	5,639
	Sands China, Ltd.	1,560,000	5,947,989
	SAS Dragon Holdings, Ltd.	1,306,000	397,671
#	SEA Holdings, Ltd.	663,918	519,438
	Shangri-La Asia, Ltd.	2,796,166	2,023,175
	Shenwan Hongyuan HK, Ltd.	2,290,000	313,283
	Shun Ho Property Investments, Ltd.	70,224	16,046
#	Shun Tak Holdings, Ltd.	19,746,250	7,113,967
*	Sincere Watch Hong Kong, Ltd.	5,990,000	54,161
	Sing Tao News Corp., Ltd.	892,000	174,861
#	Singamas Container Holdings, Ltd.	8,232,000	382,303
	Sino Land Co., Ltd.	5,654,598	6,851,596
	Sitoy Group Holdings, Ltd.	1,298,000	62,018
	SJM Holdings, Ltd.	7,505,699	8,469,139
	SmarTone Telecommunications Holdings, Ltd.	2,726,430	1,423,870
*	SOCAM Development, Ltd.	342,309	68,089
	Soundwill Holdings, Ltd.	466,500	409,578
*	South China Holdings Co., Ltd.	2,720,000	46,315
	Stella International Holdings, Ltd.	1,573,000	1,529,845
*	Success Universe Group, Ltd.	3,996,000	82,496
*	Summit Ascent Holdings, Ltd.	2,860,000	177,459
	Sun Hung Kai & Co., Ltd.	3,730,787	1,440,481
	Sun Hung Kai Properties, Ltd.	934,011	11,359,246
	SUNeVision Holdings, Ltd.	916,000	684,710
	Swire Pacific, Ltd., Class A	1,214,000	5,977,927
	Swire Pacific, Ltd., Class B	1,860,000	1,647,377
#	Swire Properties, Ltd.	865,050	1,999,124
#	TAI Cheung Holdings, Ltd.	793,000	501,585
	Tai Sang Land Development, Ltd.	145,523	76,247
*	Talent Property Group, Ltd.	10,710,000	34,536
#	Tan Chong International, Ltd.	372,000	104,316
	Tao Heung Holdings, Ltd.	795,000	90,322
	Techtronic Industries Co., Ltd.	2,609,500	27,292,852
	Television Broadcasts, Ltd.	1,082,600	1,261,741
	Texwinca Holdings, Ltd.	3,758,000	533,584
*	Theme International Holdings, Ltd.	2,895,000	34,512
#*	TOM Group, Ltd.	320,000	56,804
#*	Town Health International Medical Group, Ltd.	444,000	7,390
	Tradelink Electronic Commerce, Ltd.	2,312,000	265,605
	Transport International Holdings, Ltd.	1,076,475	2,003,175
	Tsui Wah Holdings, Ltd.	270,000	9,755
	Union Medical Healthcare, Ltd.	762,000	403,273
	United Laboratories International Holdings, Ltd. (The)	3,721,500	3,473,422
*	Up Energy Development Group, Ltd.	2,252,000	7,032
#	Value Partners Group, Ltd.	4,553,000	2,294,079
#	Valuetronics Holdings, Ltd.	2,771,960	1,153,115
	Vanke Overseas Investment Holding Co., Ltd.	123,000	41,123
	Vantage International Holdings, Ltd.	2,000,000	211,985
	Vedan International Holdings, Ltd.	1,404,000	146,730
#	Vitasoy International Holdings, Ltd.	2,272,000	8,637,185
#	VPower Group International Holdings, Ltd.	558,000	222,610
	VSTECS Holdings, Ltd.	4,897,200	2,878,632

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	VTech Holdings, Ltd.	665,000	$3,607,758
	Wai Kee Holdings, Ltd.	318,000	155,727
	Wang On Group, Ltd.	50,720,000	458,111
	WH Group, Ltd.	26,154,000	23,281,167
	Wharf Holdings, Ltd. (The)	4,520,750	7,680,404
	Wharf Real Estate Investment Co., Ltd.	2,219,750	7,850,937
	Win Hanverky Holdings, Ltd.	428,000	21,577
	Wing On Co. International, Ltd.	123,137	279,679
	Wing Tai Properties, Ltd.	462,000	252,409
	Wonderful Sky Financial Group Holdings, Ltd.	944,000	86,791
	Wynn Macau, Ltd.	2,271,200	3,983,271
*	Xingye Alloy Materials Group, Ltd.	279,000	38,184
	Xinyi Glass Holdings, Ltd.	11,024,000	16,173,855
	YGM Trading, Ltd.	90,000	25,538
	YT Realty Group, Ltd.	453,141	128,433
	Yue Yuen Industrial Holdings, Ltd.	4,345,000	6,896,137
#*	Zhaobangji Properties Holdings, Ltd.	384,000	55,497
TOTAL HONG KONG			647,382,690
IRELAND — (0.8%)
#*	AIB Group P.L.C.	962,209	1,206,730
*	Bank of Ireland Group P.L.C.	2,753,959	5,721,596
	C&C Group P.L.C.	948,059	2,865,917
	Cairn Homes P.L.C	315,937	316,164
	CRH P.L.C.	495,976	18,057,751
	CRH P.L.C., Sponsored ADR	978,570	35,610,162
	CRH P.L.C.	71,685	2,588,860
*	Datalex P.L.C.	13,290	3,914
*	FBD Holdings P.L.C.	18,709	140,844
*	FBD Holdings P.L.C.	51,395	402,453
*	Flutter Entertainment P.L.C.	133,547	20,234,791
*	Flutter Entertainment P.L.C.	206,215	30,883,898
	Glanbia P.L.C.	473,717	5,750,920
	Glanbia P.L.C.	74,909	887,740
	Greencore Group P.L.C.	1,369,325	2,283,883
	Irish Continental Group P.L.C.	459,877	1,796,514
	Kenmare Resources P.L.C.	165	420
	Kerry Group P.L.C., Class A	13,483	1,785,776
	Kerry Group P.L.C., Class A	76,886	10,119,701
	Kingspan Group P.L.C.	619,289	44,427,778
	Kingspan Group P.L.C.	19,320	1,372,155
*	Permanent TSB Group Holdings P.L.C.	5,510	3,159
	Smurfit Kappa Group P.L.C.	810,986	27,397,634
TOTAL IRELAND			213,858,760
ISRAEL — (0.7%)
*	Afcon Holdings, Ltd.	717	24,797
#*	AFI Properties, Ltd.	47,934	1,080,731
*	Airport City, Ltd.	198,535	2,279,704
*	Allot, Ltd.	48,893	582,638
	Alony Hetz Properties & Investments, Ltd.	120,758	1,317,179
	Alrov Properties and Lodgings, Ltd.	26,267	613,868
#	Amot Investments, Ltd.	347,422	1,692,037
	Arad, Ltd.	1,421	20,737
*	Arko Holdings, Ltd.	984,960	515,092
#	Ashtrom Group, Ltd.	17,546	207,454
	Ashtrom Properties, Ltd.	97,710	366,227
	Atreyu Capital Markets, Ltd.	1,741	28,466

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	AudioCodes, Ltd.	40,774	$1,492,252
	AudioCodes, Ltd.	6,067	218,958
*	Avgol Industries 1953, Ltd.	277,423	344,215
*	Azorim-Investment Development & Construction Co., Ltd.	172,219	303,256
#	Azrieli Group, Ltd.	30,748	1,495,529
	Bank Hapoalim BM	1,453,239	8,768,757
	Bank Leumi Le-Israel BM	2,525,778	12,804,133
#	Bayside Land Corp.	2,577	1,584,100
#*	Bet Shemesh Engines Holdings 1997, Ltd.	673	11,737
*	Bezeq The Israeli Telecommunication Corp., Ltd.	2,168,911	2,164,175
#	Big Shopping Centers, Ltd.	14,612	1,046,363
	Blue Square Real Estate, Ltd.	15,809	595,539
*	Brack Capital Properties NV	5,845	414,131
*	Brainsway, Ltd.	1,809	5,416
	Camtek, Ltd.	19,118	290,182
#	Carasso Motors, Ltd.	50,684	146,199
*	Cellcom Israel, Ltd.	330,246	1,294,722
#	Cellcom Israel, Ltd.	48,866	189,600
#*	Ceragon Networks, Ltd.	99,230	259,983
*	Clal Insurance Enterprises Holdings, Ltd.	156,992	1,367,288
#*	Compugen, Ltd.	18,025	255,585
	Danel Adir Yeoshua, Ltd.	12,680	1,312,341
#	Delek Automotive Systems, Ltd.	182,984	867,443
#	Delek Group, Ltd.	15,091	333,155
	Delta-Galil Industries, Ltd.	50,883	529,164
*	Dor Alon Energy in Israel 1988, Ltd.	1,714	30,378
*	El Al Israel Airlines	2,205,668	407,408
#	Elbit Systems, Ltd.	34,092	4,817,712
#	Elbit Systems, Ltd.	2,033	286,551
#	Electra Consumer Products 1970, Ltd.	60,059	1,564,712
	Electra, Ltd.	8,110	3,752,579
*	Electreon Wireless, Ltd.	1,005	66,604
#*	Energix-Renewable Energies, Ltd.	317,806	1,429,282
*	Enlight Renewable Energy, Ltd.	99,007	174,166
#*	Equital, Ltd.	109,147	1,913,309
	First International Bank Of Israel, Ltd.	274,205	6,309,710
	FMS Enterprises Migun, Ltd.	12,055	302,245
	Formula Systems 1985, Ltd.	52,629	4,658,802
#	Fox Wizel, Ltd.	52,929	1,976,715
*	Gilat Satellite Networks, Ltd.	66,380	365,664
#*	Hadera Paper, Ltd.	15,841	528,556
*	Hamlet Israel-Canada, Ltd.	19,671	326,614
#	Harel Insurance Investments & Financial Services, Ltd.	820,739	5,442,448
*	Hilan, Ltd.	67,051	3,016,665
#	ICL Group, Ltd.	1,144,205	3,571,543
	IDI Insurance Co., Ltd.	23,794	542,980
*	IES Holdings, Ltd.	505	20,838
	Inrom Construction Industries, Ltd.	225,338	776,220
	Isracard, Ltd.	103,197	238,610
#	Israel Canada T.R, Ltd.	92,009	110,057
	Israel Discount Bank, Ltd., Class A	2,198,051	6,758,138
	Israel Land Development - Urban Renewal, Ltd.	9,758	61,324
	Isras Investment Co., Ltd.	243	33,971
*	Issta Lines, Ltd.	2,307	22,844
*	Kamada, Ltd.	38,092	315,737
	Kenon Holdings, Ltd.	35,866	739,237
	Kerur Holdings, Ltd.	19,295	595,915
#*	Klil Industries, Ltd.	5,014	337,025
#	Magic Software Enterprises, Ltd.	19,579	230,759

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Matrix IT, Ltd.	153,599	$4,010,949
	Maytronics, Ltd.	163,546	2,521,930
*	Mediterranean Towers, Ltd.	23,651	47,505
#	Mega Or Holdings, Ltd.	38,826	892,792
*	Mehadrin, Ltd.	2,358	84,779
	Meitav Dash Investments, Ltd.	48,997	142,396
#	Melisron, Ltd.	45,292	1,729,379
	Menora Mivtachim Holdings, Ltd.	149,035	1,765,685
#	Migdal Insurance & Financial Holdings, Ltd.	1,831,218	1,126,340
	Minrav Holdings, Ltd.	262	32,674
#*	Mivne Real Estate KD, Ltd.	536,893	1,050,559
*	Mivtach Shamir Holdings, Ltd.	17,729	315,072
#	Mizrahi Tefahot Bank, Ltd.	465,198	9,750,492
*	Naphtha Israel Petroleum Corp., Ltd.	242,108	891,129
#*	Nawi Brothers, Ltd.	35,673	134,380
	Neto ME Holdings, Ltd.	5,618	231,588
#*	Nice, Ltd., Sponsored ADR	46,624	9,569,110
*	Nova Measuring Instruments, Ltd.	89,747	4,594,391
	NR Spuntech Industries, Ltd.	38,257	110,829
	Oil Refineries, Ltd.	9,008,547	1,680,162
	One Software Technologies, Ltd.	588	44,680
	OPC Energy, Ltd.	33,601	275,717
	Palram Industries 1990, Ltd.	2,476	16,810
*	Partner Communications Co., Ltd.	608,421	2,502,992
*	Partner Communications Co., Ltd., ADR	11,519	44,694
#	Paz Oil Co., Ltd.	28,397	2,256,502
#*	Phoenix Holdings, Ltd. (The)	438,617	1,990,018
	Plasson Industries, Ltd.	15,117	581,554
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	30,453	1,846,174
#	Scope Metals Group, Ltd.	40,509	597,672
#*	Shapir Engineering and Industry, Ltd.	327,381	2,420,648
#	Shikun & Binui, Ltd.	1,305,723	5,952,650
#	Shufersal, Ltd.	465,632	3,279,063
#	Strauss Group, Ltd.	110,282	3,148,164
	Summit Real Estate Holdings, Ltd.	68,452	598,640
*	Suny Cellular Communication, Ltd.	515,689	130,272
#	Tadiran Holdings, Ltd.	13,411	736,883
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	449,520	5,187,461
*	Tower Semiconductor, Ltd.	329,393	7,081,949
*	Tower Semiconductor, Ltd.	22,626	502,581
	Union Bank of Israel	95,255	481,403
#	YH Dimri Construction & Development, Ltd.	692	19,533
TOTAL ISRAEL			178,926,672
ITALY — (2.4%)
#*	A.S. Roma SpA	314,028	189,052
	A2A SpA	5,857,697	8,416,632
	ACEA SpA	275,084	5,630,123
#*	Aeffe SpA	131,764	137,651
*	Amplifon SpA	472,490	16,175,168
	Anima Holding SpA	1,317,729	5,945,217
*	Arnoldo Mondadori Editore SpA	884,019	1,110,251
	Ascopiave SpA	259,519	1,009,793
	Assicurazioni Generali SpA	976,653	14,665,122
#*	Atlantia SpA	484,443	7,761,335
*	Autogrill SpA	566,521	2,709,576
*	Avio SpA	2,970	48,117
	Azimut Holding SpA	500,412	9,533,531
*	B&C Speakers SpA	9,516	111,851

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Banca Carige SpA	17,423,174	$5,747
*	Banca Farmafactoring SpA	97,179	551,707
*	Banca Generali SpA	242,458	7,253,391
*	Banca IFIS SpA	104,498	1,077,067
#*	Banca Monte dei Paschi di Siena SpA	20,323	37,137
*	Banca Popolare di Sondrio SCPA	1,889,534	4,220,144
#*	Banca Profilo SpA	963,146	220,878
*	Banca Sistema SpA	254,658	521,915
*	Banco BPM SpA	7,760,744	11,728,164
*	Banco di Desio e della Brianza SpA	79,813	208,835
	BasicNet SpA	96,184	399,785
	Be Shaping The Future SpA	493,691	666,774
*	Biesse SpA	74,766	1,073,168
#*	BPER Banca	2,804,945	7,120,277
*	Brunello Cucinelli SpA	124,188	3,617,381
	Buzzi Unicem SpA	276,063	6,280,910
*	Cairo Communication SpA	412,239	662,540
	Carel Industries SpA	1,084	20,472
#*	Carraro SpA	193,916	315,714
	Cementir Holding NV	193,185	1,342,085
*	Cerved Group SpA	655,718	5,436,756
*	CIR SpA-Compagnie Industriali	3,394,061	1,540,547
#*	CNH Industrial NV	1,464,786	9,953,050
*	Credito Emiliano SpA	367,984	1,882,933
*	Credito Valtellinese SpA	294,159	2,178,625
#*	d'Amico International Shipping SA	2,030,813	219,661
	Danieli & C Officine Meccaniche SpA	5,960	48,017
	Danieli & C Officine Meccaniche SpA	70,517	921,387
	Datalogic SpA	52,650	741,103
	Davide Campari-Milano NV	185,012	1,867,765
*	De' Longhi SpA	131,898	4,128,796
	DeA Capital SpA	542,556	730,528
#	DiaSorin SpA	80,604	15,899,186
*	doValue SpA	4,701	51,776
*	Elica SpA	93,876	280,588
*	Emak SpA	201,292	186,662
	Enav SpA	239,416	979,136
	Enel SpA	4,863,195	44,549,424
	Eni SpA	1,419,745	12,646,814
#	Eni SpA, Sponsored ADR	141,714	2,497,001
	ERG SpA	279,062	6,804,321
*	Esprinet SpA	144,644	721,780
#*	Eurotech SpA	79,018	442,809
	Falck Renewables SpA	530,132	3,467,618
	Ferrari NV	159,399	28,502,912
	Ferrari NV	890	161,713
*	Fiat Chrysler Automobiles NV	3,400,053	34,566,274
#*	Fiat Chrysler Automobiles NV	1,124,914	11,417,877
#	Fiera Milano SpA	88,800	253,015
#*	Fila SpA	39,290	365,304
#*	Fincantieri SpA	1,482,879	1,013,239
#*	FinecoBank Banca Fineco SpA	1,007,845	14,692,129
*	FNM SpA	611,471	321,397
#*	Freni Brembo SpA	664,805	6,021,364
#*	Gefran SpA	13,587	77,799
#*	Geox SpA	272,993	209,845
	Gruppo MutuiOnline SpA	91,474	2,167,400
	Hera SpA	3,430,010	13,185,231
	Illimity Bank SpA	27,424	227,768

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	IMA Industria Macchine Automatiche SpA	85,578	$6,816,528
*	IMMSI SpA	1,354,153	655,427
#*	Intek Group SpA	1,101,521	317,827
	Interpump Group SpA	321,210	10,562,281
*	Intesa Sanpaolo SpA	10,179,580	20,749,492
	Iren SpA	1,875,844	4,738,538
	Italgas SpA	1,432,127	9,196,710
	Italmobiliare SpA	27,917	969,841
#*	Juventus Football Club SpA	2,199,992	2,331,782
	La Doria SpA	66,750	848,646
	Leonardo SpA	1,435,712	9,219,061
#*	Maire Tecnimont SpA	693,536	1,243,781
#*	Mariella Burani Fashion Group S.p.A.	2,868	0
#*	MARR SpA	130,108	1,932,449
	Massimo Zanetti Beverage Group SpA	14,605	68,978
#*	Mediaset SpA	3,331,187	5,933,876
	Mediobanca Banca di Credito Finanziario SpA	1,739,261	14,046,381
*	Moncler SpA	459,919	17,781,323
	Openjobmetis SpA agenzia per il lavoro	34,444	228,357
#*	OVS SpA	1,056,586	1,154,066
	Piaggio & C SpA	1,782,648	4,998,994
#*	Pirelli & C SpA	95,298	377,409
	Poste Italiane SpA	840,682	7,724,598
#*	Prima Industrie SpA	26,912	409,884
#	Prysmian SpA	232,175	5,937,112
	RAI Way SpA	203,166	1,337,827
	Recordati SpA	216,541	11,630,461
	Reno de Medici SpA	674,970	694,666
	Reply SpA	68,794	6,329,843
#*	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	505,343
*	Sabaf SpA	33,323	431,828
	SAES Getters SpA	15,232	452,496
#*	Safilo Group SpA	168,046	137,748
	Saipem SpA	2,104,843	4,507,720
*	Salvatore Ferragamo SpA	223,324	3,006,769
*	Saras SpA	1,793,474	1,330,081
#	Servizi Italia SpA	43,557	118,962
	Sesa SpA	19,113	1,455,668
	Snam SpA	2,641,730	14,063,130
#*	Societa Cattolica di Assicurazioni SC	1,194,342	7,233,146
#*	Sogefi SpA	308,321	321,052
	SOL SpA	103,445	1,313,337
	Tamburi Investment Partners SpA	207,153	1,365,814
#*	Technogym SpA	400,181	3,406,615
	Telecom Italia SpA	25,956,222	10,526,687
	Telecom Italia SpA, Sponsored ADR	180,144	715,172
#	Tenaris SA	167,566	987,561
	Terna Rete Elettrica Nazionale SpA	2,076,816	15,498,758
*	Tinexta S.p.A.	60,794	1,040,099
#*	Tod's SpA	37,606	1,088,632
*	TXT e-solutions SpA	2,104	18,745
#*	UniCredit SpA	1,849,248	16,972,285
*	Unieuro SpA	30,996	312,747
*	Unione di Banche Italiane SpA	6,553,330	27,894,820
*	Unipol Gruppo SpA	3,086,980	12,969,187
#	UnipolSai Assicurazioni SpA	2,116,526	5,435,662
	Webuild SpA	734,563	948,421
	Zignago Vetro SpA	114,751	1,799,347
TOTAL ITALY			636,221,030

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (22.8%)
	77 Bank, Ltd. (The)	302,674	$4,069,590
	A&A Material Corp.	9,400	88,849
	A&D Co., Ltd.	102,400	608,806
	ABC-Mart, Inc.	25,900	1,364,556
	Abist Co., Ltd.	14,600	355,448
#	Access Co., Ltd.	110,700	861,853
	Achilles Corp.	69,100	1,196,818
	Acom Co., Ltd.	403,100	1,423,938
	AD Works Group Co., Ltd.	93,120	134,843
	Adastria Co., Ltd.	177,100	2,427,884
	ADEKA Corp.	407,600	5,413,681
	Ad-sol Nissin Corp.	24,300	559,897
	Advan Co., Ltd.	82,200	981,068
	Advanex, Inc.	7,300	92,291
	Advantage Risk Management Co., Ltd.	24,200	173,471
	Advantest Corp.	178,000	9,718,633
*	Adventure, Inc.	9,200	264,345
	Aeon Co., Ltd.	1,217,368	28,782,921
	Aeon Delight Co., Ltd.	112,300	3,393,664
#	Aeon Fantasy Co., Ltd.	43,600	563,834
	AEON Financial Service Co., Ltd.	351,900	2,657,116
#	Aeon Hokkaido Corp.	113,600	805,702
	Aeon Mall Co., Ltd.	198,820	2,368,499
#	Aeria, Inc.	84,300	347,734
	AFC-HD AMS Life Science Co., Ltd.	6,200	40,526
	AGC, Inc.	481,900	13,546,632
	Agro-Kanesho Co., Ltd.	4,700	66,686
#	AGS Corp.	4,100	31,238
	Ahresty Corp.	116,500	337,579
#	Ai Holdings Corp.	93,200	1,239,807
	Aica Kogyo Co., Ltd.	110,800	3,559,367
	Aichi Bank, Ltd. (The)	48,400	1,219,646
	Aichi Corp.	183,400	1,339,096
	Aichi Steel Corp.	59,400	1,425,198
	Aichi Tokei Denki Co., Ltd.	11,200	466,572
	Aida Engineering, Ltd.	288,300	1,804,600
#*	Aiful Corp.	896,500	1,836,470
	Ain Holdings, Inc.	116,100	7,388,350
	Aiphone Co., Ltd.	47,500	615,779
	Air Water, Inc.	768,700	9,966,665
	Airport Facilities Co., Ltd.	113,900	430,629
	Aisan Industry Co., Ltd.	237,800	990,273
	Aisin Seiki Co., Ltd.	330,782	9,553,397
#	Aizawa Securities Co., Ltd.	173,500	1,121,144
	Ajinomoto Co., Inc.	150,700	2,721,583
#	Ajis Co., Ltd.	18,400	408,841
	Akatsuki Corp.	77,900	190,897
#	Akatsuki, Inc.	22,000	768,782
*	Akebono Brake Industry Co., Ltd.	651,630	949,939
	Akita Bank, Ltd. (The)	118,600	1,575,511
	Albis Co., Ltd.	27,700	652,080
	Alconix Corp.	125,800	1,445,338
	Alfresa Holdings Corp.	131,500	2,692,771
	Alinco, Inc.	83,000	677,243
	Alleanza Holdings Co., Ltd.	41,500	541,617
	Alpen Co., Ltd.	97,100	1,362,138
	Alpha Corp.	33,700	280,208
	Alpha Systems, Inc.	13,920	522,707
#*	AlphaPolis Co., Ltd.	7,500	196,223

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co., Ltd.	643,904	$8,117,103
	Alps Logistics Co., Ltd.	32,600	220,307
	Altech Co., Ltd.	30,600	65,070
	Altech Corp.	74,310	1,240,546
	Amada Co., Ltd.	656,400	4,411,288
	Amano Corp.	174,200	3,302,801
	Amiyaki Tei Co., Ltd.	18,100	432,953
	Amuse, Inc.	9,500	167,782
*	ANA Holdings, Inc.	82,700	1,712,252
	Anabuki Kosan, Inc.	2,400	31,755
	Anest Iwata Corp.	110,200	830,099
#	Anritsu Corp.	142,300	3,431,242
	AOI Electronics Co., Ltd.	18,300	355,319
	AOI TYO Holdings, Inc.	80,010	279,661
	AOKI Holdings, Inc.	197,300	1,015,281
	Aomori Bank, Ltd. (The)	94,400	1,846,273
	Aoyama Trading Co., Ltd.	223,100	1,199,284
#	Aoyama Zaisan Networks Co., Ltd.	32,000	463,900
	Aozora Bank, Ltd.	407,800	6,523,509
#	Apaman Co., Ltd.	44,700	219,552
	Arakawa Chemical Industries, Ltd.	96,300	1,026,934
	Arata Corp.	55,000	2,608,647
	Araya Industrial Co., Ltd.	17,700	192,285
	Arcland Sakamoto Co., Ltd.	131,000	2,427,861
#	Arcland Service Holdings Co., Ltd.	57,800	975,487
	Arcs Co., Ltd.	180,773	4,194,268
	Ardepro Co., Ltd.	79,000	38,676
	Arealink Co., Ltd.	34,400	293,796
	Argo Graphics, Inc.	55,800	1,702,763
	Ariake Japan Co., Ltd.	25,200	1,565,937
	Arisawa Manufacturing Co., Ltd.	184,000	1,383,925
#*	Arrk Corp.	246,100	238,315
	Artnature, Inc.	86,700	465,880
	ArtSpark Holdings, Inc.	46,100	329,856
	As One Corp.	18,290	1,950,818
	Asahi Broadcasting Group Holdings Corp.	44,000	297,254
	Asahi Co., Ltd.	70,700	1,086,368
	Asahi Diamond Industrial Co., Ltd.	246,300	1,038,635
	Asahi Group Holdings, Ltd.	347,100	11,314,030
	Asahi Holdings, Inc.	128,800	4,487,541
	Asahi Intecc Co., Ltd.	267,200	7,455,198
	Asahi Kasei Corp.	2,623,000	18,867,544
	Asahi Kogyosha Co., Ltd.	18,900	520,142
#	Asahi Net, Inc.	24,500	250,848
	Asahi Yukizai Corp.	72,300	897,002
	Asante, Inc.	13,300	175,316
	Asanuma Corp.	47,200	1,731,809
#	Asax Co., Ltd.	6,600	40,915
	Ashimori Industry Co., Ltd.	23,400	196,083
	Asia Pile Holdings Corp.	138,100	587,612
	Asics Corp.	150,000	1,673,443
	ASKA Pharmaceutical Co., Ltd.	125,900	1,314,081
	ASKUL Corp.	16,300	493,908
	Astellas Pharma, Inc.	1,833,400	28,597,299
	Asti Corp.	23,199	261,921
	Asukanet Co., Ltd.	29,400	384,331
	Ateam, Inc.	47,900	381,020
#	Atom Corp.	347,600	2,441,976
	Atsugi Co., Ltd.	90,900	457,020

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Autobacs Seven Co., Ltd.	205,900	$2,398,990
#	Avant Corp.	45,200	424,749
	Avantia Co., Ltd.	49,100	401,854
	Avex, Inc.	193,300	1,549,837
#	Awa Bank, Ltd. (The)	167,700	3,592,621
	Axell Corp.	26,200	187,489
	Axial Retailing, Inc.	85,500	3,614,253
	Azbil Corp.	93,100	3,103,557
	Bandai Namco Holdings, Inc.	240,800	13,297,535
	Bando Chemical Industries, Ltd.	155,200	889,807
	Bank of Iwate, Ltd. (The)	86,100	1,990,276
	Bank of Kochi, Ltd. (The)	16,800	103,893
	Bank of Kyoto, Ltd. (The)	185,311	6,798,734
	Bank of Nagoya, Ltd. (The)	79,799	1,663,836
	Bank of Okinawa, Ltd. (The)	106,740	2,942,165
	Bank of Saga, Ltd. (The)	110,800	1,218,036
	Bank of the Ryukyus, Ltd.	170,800	1,415,899
	Baroque Japan, Ltd.	77,400	425,621
	BayCurrent Consulting, Inc.	56,000	6,783,307
*	Beaglee, Inc.	4,200	86,253
	Belc Co., Ltd.	54,538	3,928,789
	Bell System24 Holdings, Inc.	150,200	2,446,469
	Belluna Co., Ltd.	224,100	1,602,360
	Benefit One, Inc.	243,200	5,333,949
	Benesse Holdings, Inc.	83,700	2,182,903
	BeNEXT Group, Inc.	86,600	813,452
*	Bengo4.com, Inc.	29,300	2,583,844
	Bic Camera, Inc.	316,700	3,191,223
	BML, Inc.	114,200	2,843,952
#	Bookoff Group Holdings, Ltd.	40,200	286,601
	Bourbon Corp.	2,100	38,790
#	BP Castrol K.K.	24,900	247,502
#	Br Holdings Corp.	108,500	618,116
#*	BrainPad, Inc.	17,600	652,042
	Bridgestone Corp.	897,700	26,442,234
	Broadleaf Co., Ltd.	303,600	1,616,015
#	BRONCO BILLY Co., Ltd.	25,800	471,753
	Brother Industries, Ltd.	676,800	10,533,845
	Bunka Shutter Co., Ltd.	248,000	1,630,367
	C Uyemura & Co., Ltd.	5,200	305,919
	CAC Holdings Corp.	63,600	698,859
	Calbee, Inc.	95,400	3,031,558
#	Can Do Co., Ltd.	31,300	693,706
	Canare Electric Co., Ltd.	4,400	63,324
	Canon Electronics, Inc.	110,100	1,526,656
	Canon Marketing Japan, Inc.	154,700	2,918,700
	Canon, Inc., Sponsored ADR	57,577	931,020
	Canon, Inc.	419,434	6,749,747
	Capcom Co., Ltd.	351,600	13,818,161
	Career Design Center Co., Ltd.	27,400	194,729
	Carlit Holdings Co., Ltd.	83,400	361,489
#	Casa, Inc.	4,900	47,211
	Casio Computer Co., Ltd.	465,200	7,435,025
	Cawachi, Ltd.	84,800	2,549,151
#	C'BON COSMETICS Co., Ltd.	2,100	37,256
	CDS Co., Ltd.	1,300	13,607
#	Central Automotive Products, Ltd.	23,900	481,492
	Central Glass Co., Ltd.	194,600	3,520,565
	Central Japan Railway Co.	66,000	8,006,423

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Security Patrols Co., Ltd.	24,700	$761,049
	Central Sports Co., Ltd.	42,200	800,172
	Ceres, Inc.	7,900	88,504
#	Charm Care Corp. KK	50,200	344,091
	Chiba Bank, Ltd. (The)	1,061,863	4,865,285
	Chiba Kogyo Bank, Ltd. (The)	284,300	572,475
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	19,100	282,043
	CHIMNEY Co., Ltd.	18,300	190,265
	Chino Corp.	30,600	390,261
	Chiyoda Co., Ltd.	74,400	711,005
	Chiyoda Integre Co., Ltd.	58,800	943,969
	Chofu Seisakusho Co., Ltd.	106,700	2,190,253
	Chori Co., Ltd.	46,800	626,053
*	Choushimaru Co., Ltd.	3,500	29,964
	Chubu Electric Power Co., Inc.	389,700	4,633,954
	Chubu Shiryo Co., Ltd.	113,800	1,757,782
	Chudenko Corp.	164,200	3,415,511
	Chuetsu Pulp & Paper Co., Ltd.	115,311	1,564,432
	Chugai Pharmaceutical Co., Ltd.	147,000	6,636,938
	Chugai Ro Co., Ltd.	28,300	406,502
	Chugoku Bank, Ltd. (The)	476,500	4,104,129
#	Chugoku Electric Power Co., Inc. (The)	439,800	5,366,883
	Chugoku Marine Paints, Ltd.	318,000	3,008,362
	Chukyo Bank, Ltd. (The)	56,000	997,781
	Chuo Gyorui Co., Ltd.	3,800	97,625
	Chuo Spring Co., Ltd.	6,000	137,722
	CI Takiron Corp.	185,700	1,183,237
	Citizen Watch Co., Ltd.	1,451,250	3,955,623
#	CK-San-Etsu Co., Ltd.	13,200	373,717
	Cleanup Corp.	109,700	542,177
	CMIC Holdings Co., Ltd.	86,200	993,434
	CMK Corp.	256,700	885,847
	Coca-Cola Bottlers Japan Holdings, Inc.	145,752	2,174,526
	cocokara fine, Inc.	59,820	3,255,338
#	Colowide Co., Ltd.	245,000	2,747,379
	Computer Engineering & Consulting, Ltd.	90,500	1,300,050
	Computer Institute of Japan, Ltd.	40,900	298,131
	COMSYS Holdings Corp.	244,994	7,208,225
	Comture Corp.	96,700	2,555,059
	Concordia Financial Group, Ltd.	1,876,533	5,564,221
	CONEXIO Corp.	107,000	1,299,166
	Core Corp.	13,600	154,387
	Corona Corp.	68,600	638,801
	Cosel Co., Ltd.	85,500	660,907
	Cosmo Energy Holdings Co., Ltd.	349,900	5,069,546
#	Cosmos Initia Co., Ltd.	55,900	196,260
	Cosmos Pharmaceutical Corp.	25,200	4,630,747
	Cota Co., Ltd.	37,125	391,280
	Create Medic Co., Ltd.	13,200	119,767
#	Create Restaurants Holdings, Inc.	381,600	1,851,725
	Create SD Holdings Co., Ltd.	80,800	2,900,703
	Credit Saison Co., Ltd.	582,800	5,456,625
	Creek & River Co., Ltd.	37,900	396,765
	Cresco, Ltd.	70,600	877,939
	CTI Engineering Co., Ltd.	61,600	970,518
	CTS Co., Ltd.	102,900	737,772
	Cube System, Inc.	7,200	64,193
#*	Curves Holdings Co., Ltd.	185,600	902,229
	CyberAgent, Inc.	144,200	8,156,850

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	90,400	$2,679,041
	Dai Nippon Printing Co., Ltd.	416,900	9,057,490
	Dai Nippon Toryo Co., Ltd.	128,900	993,478
	Daibiru Corp.	177,000	1,626,193
	Daicel Corp.	1,137,200	7,605,024
	Dai-Dan Co., Ltd.	63,100	1,553,630
	Daido Kogyo Co., Ltd.	33,200	179,113
	Daido Metal Co., Ltd.	258,800	1,202,879
	Daido Steel Co., Ltd.	149,700	4,222,596
	Daidoh, Ltd.	85,900	154,181
	Daifuku Co., Ltd.	157,600	14,361,480
	Daihatsu Diesel Manufacturing Co., Ltd.	69,100	262,653
	Daihen Corp.	94,000	3,464,447
	Daiho Corp.	89,700	2,041,637
	Dai-Ichi Cutter Kogyo K.K.	13,300	293,405
	Daiichi Jitsugyo Co., Ltd.	42,400	1,413,914
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	110,400	750,935
	Dai-ichi Life Holdings, Inc.	813,188	9,592,684
	Daiichi Sankyo Co., Ltd.	57,600	5,096,826
	Dai-ichi Seiko Co., Ltd.	31,300	558,317
	Daiichikosho Co., Ltd.	123,800	3,336,357
	Daiken Corp.	67,800	1,094,013
	Daiken Medical Co., Ltd.	65,400	344,312
	Daiki Aluminium Industry Co., Ltd.	205,600	980,043
#	Daiki Axis Co., Ltd.	21,800	153,717
	Daikin Industries, Ltd.	149,300	26,268,808
#	Daiko Denshi Tsushin, Ltd.	17,000	98,233
	Daikoku Denki Co., Ltd.	43,900	489,182
	Daikokutenbussan Co., Ltd.	43,300	2,457,910
	Daikyonishikawa Corp.	221,600	936,128
	Dainichi Co., Ltd.	35,200	221,647
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	64,200	1,362,515
#	Daio Paper Corp.	402,000	5,459,288
	Daiohs Corp.	2,100	18,711
	Daiseki Co., Ltd.	82,325	1,772,177
	Daiseki Eco. Solution Co., Ltd.	21,400	129,712
	Daishi Hokuetsu Financial Group, Inc.	184,400	3,390,616
	Daishinku Corp.	42,000	809,066
	Daisue Construction Co., Ltd.	44,600	334,728
	Daito Bank, Ltd. (The)	28,200	154,653
	Daito Pharmaceutical Co., Ltd.	69,900	2,073,367
	Daito Trust Construction Co., Ltd.	101,300	7,944,169
	Daitron Co., Ltd.	28,100	367,461
	Daiwa House Industry Co., Ltd.	1,080,300	23,839,209
	Daiwa Industries, Ltd.	151,900	1,189,700
	Daiwa Securities Group, Inc.	2,773,000	12,312,778
	Daiwabo Holdings Co., Ltd.	118,000	8,578,139
	DCM Holdings Co., Ltd.	493,280	6,195,774
#	DD Holdings Co., Ltd.	39,900	220,461
	Dear Life Co., Ltd.	122,100	550,711
	Delica Foods Holdings Co., Ltd.	14,600	85,418
	DeNA Co., Ltd.	335,300	3,782,470
	Denka Co., Ltd.	441,300	10,612,791
#	Densan System Co., Ltd.	25,900	1,024,678
	Denso Corp.	266,300	9,851,128
	Dentsu Group, Inc.	263,600	5,880,964
	Denyo Co., Ltd.	78,400	1,437,247
*	Descente, Ltd.	67,600	1,096,419
	Dexerials Corp.	346,000	3,150,663

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DIC Corp.	437,400	$10,530,247
	Digital Arts, Inc.	50,800	4,211,806
	Digital Hearts Holdings Co., Ltd.	56,200	437,551
	Digital Information Technologies Corp.	34,900	410,065
	Dip Corp.	127,800	2,405,075
	Disco Corp.	12,800	3,101,902
	DKK Co., Ltd.	53,200	1,144,461
#	DKS Co., Ltd.	43,300	1,827,958
#	DMG Mori Co., Ltd.	476,500	5,117,356
	DMW Corp.	900	22,543
	Doshisha Co., Ltd.	94,100	1,488,425
#	Double Standard, Inc.	8,200	432,782
	Doutor Nichires Holdings Co., Ltd.	116,023	1,544,488
	Dowa Holdings Co., Ltd.	267,200	7,841,351
	DTS Corp.	224,500	4,295,952
	Duskin Co., Ltd.	189,400	4,712,949
	Dvx, Inc.	31,200	262,553
#	DyDo Group Holdings, Inc.	46,600	1,961,382
	Dynic Corp.	7,899	54,752
	Eagle Industry Co., Ltd.	166,600	989,805
	Earth Corp.	35,000	2,403,738
	East Japan Railway Co.	138,300	7,972,255
	EAT&Co, Ltd.	16,500	265,886
	Ebara Corp.	296,600	7,045,743
#	Ebara Jitsugyo Co., Ltd.	22,800	618,131
	Ebase Co., Ltd.	35,200	503,515
*	eBook Initiative Japan Co., Ltd.	9,700	344,643
	Eco's Co., Ltd.	40,600	856,516
#	EDION Corp.	409,400	3,944,635
	EF-ON, Inc.	119,739	647,385
	eGuarantee, Inc.	102,900	2,323,348
	E-Guardian, Inc.	38,000	1,072,754
	Ehime Bank, Ltd. (The)	164,798	1,762,272
	Eidai Co., Ltd.	108,100	283,206
	Eiken Chemical Co., Ltd.	81,600	1,451,240
	Eisai Co., Ltd.	56,700	4,576,062
	Eizo Corp.	82,600	3,066,730
	Elan Corp.	55,100	930,006
	Elecom Co., Ltd.	76,000	3,794,188
	Electric Power Development Co., Ltd.	91,100	1,242,748
	Elematec Corp.	60,606	489,191
	EM Systems Co., Ltd.	116,000	944,159
	Endo Lighting Corp.	91,700	546,034
	ENEOS Holdings, Inc.	3,951,320	13,855,738
	Enigmo, Inc.	86,400	1,108,659
	en-japan, Inc.	125,800	3,029,332
	Enomoto Co., Ltd.	24,600	245,784
	Enplas Corp.	33,600	667,112
#	Enshu, Ltd.	24,700	209,904
	Ensuiko Sugar Refining Co., Ltd.	11,600	23,121
	EPCO Co., Ltd.	10,500	105,098
	EPS Holdings, Inc.	139,000	1,196,121
	eRex Co., Ltd.	118,600	1,585,034
	ES-Con Japan, Ltd.	236,300	1,547,574
*	Escrow Agent Japan, Inc.	63,900	174,829
	Eslead Corp.	40,700	464,860
	ESPEC Corp.	75,100	1,276,862
	Exedy Corp.	165,500	2,043,698
	Ezaki Glico Co., Ltd.	42,700	1,978,353

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	F&M Co., Ltd.	4,300	$51,345
#	Faith, Inc.	31,680	202,525
	FALCO HOLDINGS Co., Ltd.	44,300	599,316
	FamilyMart Co., Ltd.	163,748	3,675,784
	FAN Communications, Inc.	178,500	715,617
	Fancl Corp.	53,000	1,528,927
	FANUC Corp.	15,600	2,632,080
	Fast Retailing Co., Ltd.	41,300	21,963,412
	FCC Co., Ltd.	208,100	3,220,378
*	FDK Corp.	32,400	254,688
	Feed One Co., Ltd.	675,240	1,297,028
	Felissimo Corp.	1,200	11,699
#	Fenwal Controls of Japan, Ltd.	3,500	48,127
#	Ferrotec Holdings Corp.	223,700	1,345,750
#*	FFRI Security, Inc.	14,200	292,490
	FIDEA Holdings Co., Ltd.	1,075,500	1,001,093
	Fields Corp.	86,600	265,206
#	Financial Products Group Co., Ltd.	288,800	1,297,427
	FINDEX, Inc.	60,500	540,602
*	First Baking Co., Ltd.	1,200	10,492
#*	First Brothers Co., Ltd.	43,900	304,742
	First Juken Co., Ltd.	33,100	279,821
#	First-corp, Inc.	27,500	147,594
	Fixstars Corp.	73,100	743,859
#	FJ Next Co., Ltd.	95,600	720,076
	Foster Electric Co., Ltd.	142,400	1,365,028
	FP Corp.	100,200	8,109,408
	France Bed Holdings Co., Ltd.	96,300	737,433
	Freebit Co., Ltd.	73,100	517,874
	Freund Corp.	40,900	260,145
	F-Tech, Inc.	68,900	281,524
	FTGroup Co., Ltd.	48,500	559,242
	Fudo Tetra Corp.	91,620	1,135,052
	Fuji Co., Ltd.	93,500	1,599,673
#	Fuji Corp.	287,300	5,075,397
#	Fuji Corp.	32,500	598,755
	Fuji Corp., Ltd.	119,000	539,804
	Fuji Die Co., Ltd.	33,800	212,251
	Fuji Electric Co., Ltd.	412,000	11,230,605
	Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	34,787
	Fuji Kosan Co., Ltd.	15,900	62,558
	Fuji Kyuko Co., Ltd.	77,200	2,062,491
	Fuji Media Holdings, Inc.	169,400	1,492,228
*	Fuji Oil Co., Ltd.	298,200	435,093
	Fuji Oil Holdings, Inc.	153,300	4,105,634
	Fuji Pharma Co., Ltd.	57,200	569,926
	Fuji Seal International, Inc.	196,200	3,486,559
	Fuji Soft, Inc.	22,700	1,024,124
	Fujibo Holdings, Inc.	51,200	1,493,457
	Fujicco Co., Ltd.	71,100	1,362,644
	FUJIFILM Holdings Corp.	162,275	7,257,349
	Fujikura Composites, Inc.	111,900	363,332
	Fujikura Kasei Co., Ltd.	117,600	572,910
	Fujikura, Ltd.	1,578,200	4,275,405
	Fujimori Kogyo Co., Ltd.	78,800	2,538,926
#	Fujio Food Group, Inc.	50,400	558,240
	Fujisash Co., Ltd.	461,100	332,812
	Fujishoji Co., Ltd.	28,900	187,395
	Fujita Kanko, Inc.	43,899	569,984

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujitec Co., Ltd.	181,600	$3,112,004
	Fujitsu Frontech, Ltd.	63,200	921,995
	Fujitsu General, Ltd.	129,200	3,166,462
	Fujitsu, Ltd.	327,729	43,881,355
	Fujiya Co., Ltd.	32,500	633,805
	FuKoKu Co., Ltd.	38,000	224,351
	Fukuda Corp.	27,000	1,193,607
	Fukuda Denshi Co., Ltd.	6,100	414,677
	Fukui Bank, Ltd. (The)	107,000	1,551,135
	Fukui Computer Holdings, Inc.	29,300	677,297
	Fukuoka Financial Group, Inc.	508,256	7,391,855
	Fukushima Bank, Ltd. (The)	131,700	189,848
	Fukushima Galilei Co., Ltd.	59,000	1,908,122
	Fukuyama Transporting Co., Ltd.	128,100	4,444,406
	FULLCAST Holdings Co., Ltd.	85,300	983,685
#	Fumakilla, Ltd.	15,401	246,552
*	Funai Electric Co., Ltd.	104,500	481,373
	Funai Soken Holdings, Inc.	121,620	2,564,393
	Furukawa Battery Co., Ltd. (The)	77,700	771,772
	Furukawa Co., Ltd.	161,700	1,564,137
	Furukawa Electric Co., Ltd.	356,990	8,541,784
	Furuno Electric Co., Ltd.	123,600	1,090,360
	Furusato Industries, Ltd.	41,500	516,664
#	Furuya Metal Co., Ltd.	10,200	676,628
	Furyu Corp.	93,700	810,828
	Fuso Chemical Co., Ltd.	112,500	4,332,498
	Fuso Pharmaceutical Industries, Ltd.	33,599	722,972
	Futaba Corp.	209,700	1,654,416
	Futaba Industrial Co., Ltd.	374,800	1,464,620
	Future Corp.	109,300	1,831,283
	Fuyo General Lease Co., Ltd.	113,600	6,430,461
	G-7 Holdings, Inc.	86,600	2,194,895
	Gakken Holdings Co., Ltd.	59,200	756,721
	Gakkyusha Co., Ltd.	29,000	278,953
	GCA Corp.	33,300	178,094
	Gecoss Corp.	69,200	577,905
	Genki Sushi Co., Ltd.	24,600	449,781
	Genky DrugStores Co., Ltd.	35,900	1,254,713
	Geo Holdings Corp.	220,500	3,007,704
	Geostr Corp.	77,900	199,129
#	Gfoot Co., Ltd.	42,300	199,063
	Giken, Ltd.	68,600	2,502,359
	GL Sciences, Inc.	30,400	577,435
	GLOBERIDE, Inc.	55,199	996,277
	Glory, Ltd.	193,945	4,227,698
	Glosel Co., Ltd.	69,000	272,519
#	GMO Cloud K.K.	16,800	1,160,720
	GMO Financial Holdings, Inc.	85,600	529,330
#	GMO internet, Inc.	257,800	7,468,325
	GMO Payment Gateway, Inc.	57,800	6,059,485
#	GMO Pepabo, Inc.	4,500	173,032
	Godo Steel, Ltd.	53,900	934,789
#*	Gokurakuyu Holdings Co., Ltd.	48,900	144,492
	Goldcrest Co., Ltd.	75,230	930,541
#	Goldwin, Inc.	56,600	3,384,057
	Golf Digest Online, Inc.	69,500	285,006
	Good Com Asset Co., Ltd.	5,300	75,152
#	Grandy House Corp.	72,100	231,829
#	Gree, Inc.	278,600	1,148,481

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Greens Co., Ltd.	3,700	$13,748
	GS Yuasa Corp.	374,499	5,823,415
	GSI Creos Corp.	24,800	265,386
	G-Tekt Corp.	127,900	1,061,313
	Gun-Ei Chemical Industry Co., Ltd.	21,600	492,046
	GungHo Online Entertainment, Inc.	105,379	1,937,430
	Gunma Bank, Ltd. (The)	982,001	3,095,052
	Gunze, Ltd.	86,800	3,157,478
	Gurunavi, Inc.	209,100	899,571
	H.U. Group Holdings, Inc.	282,400	6,354,654
	H2O Retailing Corp.	435,060	2,506,153
#	HABA Laboratories, Inc.	8,500	316,530
	Hachijuni Bank, Ltd. (The)	1,200,100	4,458,404
	Hagihara Industries, Inc.	43,800	555,721
	Hagiwara Electric Holdings Co., Ltd.	36,100	635,639
	Hagoromo Foods Corp.	1,500	42,953
	Hakudo Co., Ltd.	35,800	451,982
	Hakuhodo DY Holdings, Inc.	314,000	3,447,023
	Hakuto Co., Ltd.	72,800	612,190
#	Hakuyosha Co., Ltd.	1,000	24,464
	Halows Co., Ltd.	23,700	804,932
	Hamakyorex Co., Ltd.	93,200	2,777,632
	Hamamatsu Photonics KK	69,100	3,003,305
	Hamee Corp.	21,400	403,403
	Hankyu Hanshin Holdings, Inc.	440,800	12,624,553
	Hanwa Co., Ltd.	166,600	2,960,411
	Happinet Corp.	75,400	797,600
	Harada Industry Co., Ltd.	45,400	370,053
	Hard Off Corp. Co., Ltd.	47,100	296,545
	Harima Chemicals Group, Inc.	61,900	537,462
	Harmonic Drive Systems, Inc.	8,600	481,796
	Haruyama Holdings, Inc.	22,600	147,425
	Haseko Corp.	1,382,700	16,336,600
	Havix Corp.	6,500	38,501
	Hayashikane Sangyo Co., Ltd.	34,299	174,501
	Hazama Ando Corp.	1,103,380	5,898,828
	Heiwa Corp.	261,100	4,374,636
	Heiwa Real Estate Co., Ltd.	167,200	4,081,156
	Heiwado Co., Ltd.	151,500	2,853,919
	Helios Techno Holding Co., Ltd.	82,400	221,632
	Hibino Corp.	21,900	203,863
	Hibiya Engineering, Ltd.	99,600	1,676,117
	Hiday Hidaka Corp.	74,567	1,036,842
	Hikari Tsushin, Inc.	35,800	7,761,463
	HI-LEX Corp.	41,000	424,507
	Himaraya Co., Ltd.	15,100	114,995
	Hino Motors, Ltd.	861,700	4,968,837
	Hinokiya Group Co., Ltd.	34,100	470,334
	Hioki EE Corp.	22,100	719,189
	Hirakawa Hewtech Corp.	50,200	420,779
#*	Hiramatsu, Inc.	132,800	194,945
#	Hirano Tecseed Co., Ltd.	35,300	438,125
	Hirata Corp.	9,200	505,647
	Hirose Electric Co., Ltd.	13,025	1,366,100
	Hirose Tusyo, Inc.	3,400	63,475
	Hiroshima Bank, Ltd. (The)	866,000	3,980,038
	Hiroshima Gas Co., Ltd.	109,500	367,436
#	HIS Co., Ltd.	186,476	2,196,953
	Hisaka Works, Ltd.	94,600	641,886

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hisamitsu Pharmaceutical Co., Inc.	1,500	$65,919
	Hitachi Capital Corp.	407,700	9,807,232
	Hitachi Construction Machinery Co., Ltd.	338,700	9,814,856
	Hitachi Metals, Ltd.	405,130	5,288,244
	Hitachi Transport System, Ltd.	215,800	6,354,408
	Hitachi Zosen Corp.	826,600	2,916,612
	Hitachi, Ltd.	1,307,985	39,179,434
	Hitachi, Ltd., ADR	78,423	4,672,442
	Hito Communications Holdings, Inc.	28,300	256,229
	Hochiki Corp.	79,200	808,464
	Hodogaya Chemical Co., Ltd.	33,100	1,420,418
	Hogy Medical Co., Ltd.	66,000	1,989,170
	Hokkaido Electric Power Co., Inc.	550,800	2,128,333
	Hokkaido Gas Co., Ltd.	41,200	601,105
	Hokkan Holdings, Ltd.	39,100	630,055
	Hokko Chemical Industry Co., Ltd.	102,700	597,713
	Hokkoku Bank, Ltd. (The)	117,400	3,066,590
	Hokuetsu Corp.	675,395	2,261,471
	Hokuetsu Industries Co., Ltd.	111,800	1,143,279
	Hokuhoku Financial Group, Inc.	602,710	5,070,400
	Hokuriku Electric Industry Co., Ltd.	31,800	254,429
	Hokuriku Electric Power Co.	513,600	3,287,432
	Hokuriku Electrical Construction Co., Ltd.	14,100	120,466
	Hokuto Corp.	101,500	2,005,844
#	Honda Motor Co., Ltd., Sponsored ADR	409,923	9,981,625
	Honda Motor Co., Ltd.	1,419,723	34,612,639
	Honda Tsushin Kogyo Co., Ltd.	67,400	250,515
	H-One Co., Ltd.	114,200	518,867
	Honeys Holdings Co., Ltd.	85,830	836,381
#	Honma Golf, Ltd.	558,000	236,973
	Honshu Chemical Industry Co., Ltd.	17,400	190,729
	Hoosiers Holdings	223,400	1,102,201
	Horiba, Ltd.	98,100	5,059,121
	Hoshizaki Corp.	20,200	1,539,854
	Hosiden Corp.	266,600	2,282,980
	Hosokawa Micron Corp.	31,900	1,664,128
	Hotland Co., Ltd.	36,700	328,489
#	House Do Co., Ltd.	22,100	160,529
	House Foods Group, Inc.	102,200	3,123,363
	Howa Machinery, Ltd.	51,700	381,041
	Hoya Corp.	338,800	33,412,265
#	HUB Co., Ltd.	17,400	87,238
	Hulic Co., Ltd.	302,217	2,597,756
	Hurxley Corp.	3,300	29,658
	Hyakugo Bank, Ltd. (The)	1,141,500	3,372,376
	Hyakujushi Bank, Ltd. (The)	129,600	2,080,780
#	I K K, Inc.	55,400	246,071
	Ibiden Co., Ltd.	231,105	6,259,989
#	IBJ, Inc.	80,400	434,721
#	Ichibanya Co., Ltd.	33,932	1,496,566
	Ichigo, Inc.	1,140,700	2,674,684
	Ichiken Co., Ltd.	38,600	524,421
	Ichikoh Industries, Ltd.	238,700	1,017,339
	Ichinen Holdings Co., Ltd.	123,572	1,235,361
	Ichiyoshi Securities Co., Ltd.	181,800	661,204
	Icom, Inc.	56,800	1,493,365
	ID Holdings Corp.	18,750	260,714
	Idec Corp.	151,300	2,443,080
	Idemitsu Kosan Co., Ltd.	375,291	7,817,556

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IDOM, Inc.	458,000	$2,106,481
	Ihara Science Corp.	32,500	431,949
	IHI Corp.	526,300	6,560,741
	Iida Group Holdings Co., Ltd.	265,296	4,106,216
	Iino Kaiun Kaisha, Ltd.	400,300	1,165,125
	IJTT Co., Ltd.	96,460	395,160
	Ikegami Tsushinki Co., Ltd.	25,900	186,800
#	Imagica Group, Inc.	74,900	238,518
	Imasen Electric Industrial	88,300	560,421
	Imuraya Group Co., Ltd.	12,300	259,727
	Inaba Denki Sangyo Co., Ltd.	147,600	3,377,077
#	Inaba Seisakusho Co., Ltd.	45,600	534,377
	Inabata & Co., Ltd.	219,200	2,417,259
	Inageya Co., Ltd.	17,900	308,720
	Ines Corp.	71,500	957,443
	I-Net Corp.	61,310	851,159
	Infocom Corp.	138,000	4,397,918
	Infomart Corp.	696,800	4,326,941
	Information Services International-Dentsu, Ltd.	52,800	2,772,729
	Innotech Corp.	65,600	588,827
	Inpex Corp.	1,746,700	9,970,186
#	Insource Co., Ltd.	38,499	763,425
	Intage Holdings, Inc.	183,100	1,492,908
	Intelligent Wave, Inc.	20,400	151,635
#	Inter Action Corp.	28,900	455,035
	Internet Initiative Japan, Inc.	175,700	6,237,251
	Inui Global Logistics Co., Ltd.	65,700	493,221
	I-O Data Device, Inc.	42,600	394,098
	IR Japan Holdings, Ltd.	35,500	3,920,735
	Iriso Electronics Co., Ltd.	82,200	2,483,528
#	I'rom Group Co., Ltd.	12,600	248,841
	Ise Chemicals Corp.	5,600	146,812
	Iseki & Co., Ltd.	101,800	1,074,852
	Isetan Mitsukoshi Holdings, Ltd.	1,008,540	4,601,981
	Ishihara Sangyo Kaisha, Ltd.	220,600	1,390,418
	Ishii Iron Works Co., Ltd.	2,900	68,806
	Ishizuka Glass Co., Ltd.	11,699	194,873
	Isolite Insulating Products Co., Ltd.	56,400	214,079
	Isuzu Motors, Ltd.	1,206,307	9,839,244
	Itfor, Inc.	67,800	452,899
	ITmedia, Inc.	5,500	93,792
	Ito En, Ltd.	69,600	4,119,819
	ITOCHU Corp.	739,200	16,207,935
	Itochu Enex Co., Ltd.	290,300	2,280,083
	Itochu Techno-Solutions Corp.	70,200	2,851,166
	Itochu-Shokuhin Co., Ltd.	18,500	841,842
	Itoham Yonekyu Holdings, Inc.	478,946	2,889,740
	Itoki Corp.	207,400	684,232
*	Itokuro, Inc.	13,200	132,597
	IwaiCosmo Holdings, Inc.	94,100	1,064,683
	Iwaki & Co., Ltd.	157,800	673,027
	Iwasaki Electric Co., Ltd.	34,500	536,837
#	Iwatani Corp.	229,400	8,102,147
*	Iwatsu Electric Co., Ltd.	44,000	345,667
	Iyo Bank, Ltd. (The)	773,257	4,574,798
	Izumi Co., Ltd.	117,000	4,510,940
	J Front Retailing Co., Ltd.	829,400	4,796,220
#	J Trust Co., Ltd.	333,400	738,394
	JAC Recruitment Co., Ltd.	65,000	599,182

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Jaccs Co., Ltd.	128,100	$1,955,950
	Jafco Co., Ltd.	165,000	5,829,981
#	Jalux, Inc.	32,000	464,709
	Jamco Corp.	50,600	297,855
	Janome Sewing Machine Co., Ltd.	79,599	330,970
	Japan Airlines Co., Ltd.	306,400	4,959,782
#	Japan Airport Terminal Co., Ltd.	60,100	2,063,533
#	Japan Asia Group, Ltd.	135,200	352,606
*	Japan Asia Investment Co., Ltd.	76,600	142,992
#*	Japan Asset Marketing Co., Ltd.	449,300	443,372
	Japan Aviation Electronics Industry, Ltd.	347,300	4,395,976
	Japan Best Rescue System Co., Ltd.	71,200	493,625
	Japan Cash Machine Co., Ltd.	100,300	484,154
#*	Japan Display, Inc.	10,735,601	4,807,634
#	Japan Electronic Materials Corp.	38,000	450,652
	Japan Elevator Service Holdings Co., Ltd.	55,300	1,836,667
	Japan Exchange Group, Inc.	607,200	14,418,526
#	Japan Foundation Engineering Co., Ltd.	124,200	450,653
#	Japan Investment Adviser Co., Ltd.	38,500	287,100
	Japan Lifeline Co., Ltd.	250,500	3,105,113
	Japan Material Co., Ltd.	253,300	3,856,361
	Japan Medical Dynamic Marketing, Inc.	138,400	2,038,772
	Japan Oil Transportation Co., Ltd.	13,579	393,006
	Japan Petroleum Exploration Co., Ltd.	107,100	1,739,446
	Japan Post Holdings Co., Ltd.	1,229,100	8,394,503
	Japan Post Insurance Co., Ltd.	41,000	545,064
#	Japan Property Management Center Co., Ltd.	52,300	594,068
	Japan Pulp & Paper Co., Ltd.	48,100	1,642,930
	Japan Securities Finance Co., Ltd.	544,700	2,409,133
	Japan Steel Works, Ltd. (The)	343,800	4,900,593
	Japan Tobacco, Inc.	1,231,000	21,040,813
	Japan Transcity Corp.	157,600	684,035
	Japan Wool Textile Co., Ltd. (The)	226,200	1,945,200
	Jastec Co., Ltd.	35,900	370,133
#	JBCC Holdings, Inc.	52,400	774,719
	JCR Pharmaceuticals Co., Ltd.	12,700	1,249,130
	JCU Corp.	145,600	4,343,588
	Jeol, Ltd.	124,100	3,471,839
	JFE Holdings, Inc.	839,908	5,513,061
#	JFLA Holdings, Inc.	77,800	246,282
	JGC Holdings Corp.	613,300	6,205,404
*	JIG-SAW, Inc.	7,500	345,591
	Jimoto Holdings, Inc.	529,100	467,347
	JINS Holdings, Inc.	53,600	3,638,442
#	JK Holdings Co., Ltd.	69,700	478,887
#	JM Holdings Co., Ltd.	60,900	2,120,045
	JMS Co., Ltd.	59,100	427,624
	Joban Kosan Co., Ltd.	25,499	299,901
	J-Oil Mills, Inc.	51,600	1,945,451
	Joshin Denki Co., Ltd.	71,900	1,387,081
	JP-Holdings, Inc.	150,000	357,119
	JSB Co., Ltd.	2,200	60,408
	JSP Corp.	64,500	837,063
	JSR Corp.	356,800	7,780,135
	JTEKT Corp.	893,900	5,949,108
	Juki Corp.	148,699	594,159
	Juroku Bank, Ltd. (The)	152,100	2,605,237
	Justsystems Corp.	62,100	4,820,387
	JVCKenwood Corp.	974,170	1,231,944

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	K&O Energy Group, Inc.	65,400	$925,132
	Kadokawa Corp.	234,253	4,793,358
	Kadoya Sesame Mills, Inc.	6,800	239,631
	Kaga Electronics Co., Ltd.	88,400	1,674,091
	Kagome Co., Ltd.	15,600	475,984
	Kajima Corp.	926,100	10,173,247
	Kakaku.com, Inc.	289,200	6,982,431
	Kaken Pharmaceutical Co., Ltd.	104,100	4,730,949
	Kakiyasu Honten Co., Ltd.	28,300	655,935
	Kamakura Shinsho, Ltd.	43,600	317,066
	Kameda Seika Co., Ltd.	36,600	1,827,591
	Kamei Corp.	121,400	1,093,838
	Kamigumi Co., Ltd.	331,900	6,057,415
	Kanaden Corp.	82,700	1,029,447
	Kanagawa Chuo Kotsu Co., Ltd.	17,500	614,156
	Kanamic Network Co., Ltd.	62,400	530,484
	Kanamoto Co., Ltd.	195,500	3,950,754
	Kandenko Co., Ltd.	474,600	3,719,925
	Kaneka Corp.	193,400	4,570,228
	Kaneko Seeds Co., Ltd.	2,700	35,885
	Kanematsu Corp.	433,200	4,719,328
	Kanematsu Electronics, Ltd.	69,500	2,667,701
	Kansai Electric Power Co., Inc. (The)	431,100	4,100,722
	Kansai Mirai Financial Group, Inc.	368,203	1,394,469
	Kansai Paint Co., Ltd.	134,100	2,570,026
	Kansai Super Market, Ltd.	12,400	145,303
	Kanto Denka Kogyo Co., Ltd.	324,800	2,543,271
	Kao Corp.	362,000	26,260,922
*	Kappa Create Co., Ltd.	34,400	416,057
	Kasai Kogyo Co., Ltd.	152,000	555,694
	Katakura & Co-op Agri Corp.	12,200	141,280
	Katakura Industries Co., Ltd.	113,000	1,198,738
	Katitas Co., Ltd.	10,900	249,355
	Kato Sangyo Co., Ltd.	69,200	2,176,905
	Kato Works Co., Ltd.	50,926	547,592
	KAWADA TECHNOLOGIES, Inc.	23,600	933,528
#	Kawagishi Bridge Works Co., Ltd.	9,000	193,568
	Kawai Musical Instruments Manufacturing Co., Ltd.	24,400	553,954
	Kawasaki Heavy Industries, Ltd.	670,600	9,144,727
	Kawasaki Kinkai Kisen Kaisha, Ltd.	2,800	64,359
*	Kawasaki Kisen Kaisha, Ltd.	347,298	3,172,807
	Kawasumi Laboratories, Inc.	74,600	555,344
	KDDI Corp.	2,158,400	68,631,595
	KeePer Technical Laboratory Co., Ltd.	24,800	359,179
	Keihan Holdings Co., Ltd.	264,600	10,786,618
	Keihanshin Building Co., Ltd.	158,400	1,939,592
	Keihin Co., Ltd.	12,500	147,795
	Keihin Corp.	291,500	6,975,426
	Keikyu Corp.	148,200	1,934,963
	Keio Corp.	79,100	3,949,770
	Keisei Electric Railway Co., Ltd.	103,000	2,518,367
	Keiyo Bank, Ltd. (The)	537,300	2,431,219
	Keiyo Co., Ltd.	170,200	1,484,575
	KEL Corp.	14,100	105,550
	Kenedix, Inc.	404,400	1,839,318
	Kenko Mayonnaise Co., Ltd.	57,700	958,136
	Kewpie Corp.	192,500	3,426,425
	Keyence Corp.	32,620	13,755,424
	KFC Holdings Japan, Ltd.	56,300	1,423,225

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	KH Neochem Co., Ltd.	128,600	$2,351,672
	Kikkoman Corp.	72,650	3,409,604
	Kimoto Co., Ltd.	195,300	337,155
#	Kimura Chemical Plants Co., Ltd.	90,500	353,312
	Kimura Unity Co., Ltd.	8,500	80,335
	Kinden Corp.	343,700	5,327,731
#	King Jim Co., Ltd.	9,300	70,726
#*	Kinki Sharyo Co., Ltd. (The)	23,000	242,515
	Kintetsu Department Store Co., Ltd.	20,600	486,137
	Kintetsu Group Holdings Co., Ltd.	134,400	5,236,512
	Kintetsu World Express, Inc.	213,400	3,648,299
	Kirin Holdings Co., Ltd.	618,180	11,911,506
	Kirindo Holdings Co., Ltd.	44,500	1,144,755
	Kissei Pharmaceutical Co., Ltd.	159,500	3,334,300
	Ki-Star Real Estate Co., Ltd.	46,800	788,432
	Kitagawa Corp.	51,200	702,611
	Kita-Nippon Bank, Ltd. (The)	36,800	572,434
	Kitano Construction Corp.	21,100	529,851
#	Kitanotatsujin Corp.	253,000	1,124,285
	Kito Corp.	144,600	1,519,951
	Kitz Corp.	396,200	2,504,671
	Kiyo Bank, Ltd. (The)	317,100	4,460,753
*	KLab, Inc.	199,300	1,198,260
*	KNT-CT Holdings Co., Ltd.	22,900	164,009
	Koa Corp.	124,500	1,071,058
	Koatsu Gas Kogyo Co., Ltd.	94,000	668,728
	Kobayashi Pharmaceutical Co., Ltd.	13,900	1,235,380
	Kobe Bussan Co., Ltd.	72,700	4,512,024
#*	Kobe Electric Railway Co., Ltd.	15,400	482,064
*	Kobe Steel, Ltd.	1,604,382	5,199,111
	Kobelco Eco-Solutions Co., Ltd.	8,000	136,657
	Kohnan Shoji Co., Ltd.	131,700	4,914,479
	Kohsoku Corp.	38,800	503,781
	Koike Sanso Kogyo Co., Ltd.	4,000	81,493
	Koito Manufacturing Co., Ltd.	190,900	7,474,991
#	Kojima Co., Ltd.	196,900	1,016,986
	Kokusai Co., Ltd.	13,700	94,907
	Kokuyo Co., Ltd.	351,564	3,701,073
	KOMAIHALTEC, Inc.	22,100	276,014
	Komatsu Matere Co., Ltd.	136,100	892,350
	Komatsu Wall Industry Co., Ltd.	32,800	517,443
	Komatsu, Ltd.	1,267,500	24,902,443
	KOMEDA Holdings Co., Ltd.	199,500	3,134,335
	Komehyo Co., Ltd.	37,800	232,039
	Komeri Co., Ltd.	147,700	4,649,024
	Komori Corp.	297,900	1,972,262
	Konaka Co., Ltd.	307,080	763,540
	Konami Holdings Corp.	173,162	5,291,659
	Kondotec, Inc.	64,100	680,181
	Konica Minolta, Inc.	1,822,500	4,827,560
	Konishi Co., Ltd.	107,000	1,472,868
	Konoike Transport Co., Ltd.	117,400	1,128,868
	Konoshima Chemical Co., Ltd.	39,300	255,752
*	Kosaido Co., Ltd.	74,600	540,373
	Kose Corp.	49,800	5,044,045
#	Koshidaka Holdings Co., Ltd.	185,600	585,735
#	Kotobuki Spirits Co., Ltd.	86,200	2,578,261
	Kourakuen Holdings Corp.	45,100	594,871
	Kozo Keikaku Engineering, Inc.	6,200	147,106

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Krosaki Harima Corp.	37,700	$1,147,640
	KRS Corp.	40,400	537,407
	K's Holdings Corp.	673,680	8,648,643
	KU Holdings Co., Ltd.	51,000	402,004
	Kubota Corp., Sponsored ADR	43,382	3,098,776
	Kubota Corp.	127,700	1,818,444
	Kumagai Gumi Co., Ltd.	224,100	5,137,150
	Kumiai Chemical Industry Co., Ltd.	334,665	3,243,348
#	Kura Sushi, Inc.	41,800	1,729,712
	Kurabo Industries, Ltd.	84,600	1,576,976
#	Kuraray Co., Ltd.	1,209,300	11,840,963
	Kureha Corp.	106,900	4,410,185
	Kurimoto, Ltd.	47,700	724,362
	Kurita Water Industries, Ltd.	209,800	5,642,750
	Kuriyama Holdings Corp.	54,600	271,557
	Kushikatsu Tanaka Holdings Co.	15,500	169,807
	Kusuri no Aoki Holdings Co., Ltd.	43,800	4,077,015
*	KYB Corp.	276,800	4,559,710
	Kyocera Corp.	185,730	10,343,355
	Kyoden Co., Ltd.	156,200	405,716
	Kyodo Printing Co., Ltd.	36,200	912,503
	Kyoei Steel, Ltd.	103,500	1,230,609
	Kyokuto Boeki Kaisha, Ltd.	30,559	374,646
	Kyokuto Kaihatsu Kogyo Co., Ltd.	155,200	1,960,563
	Kyokuto Securities Co., Ltd.	113,500	590,850
	Kyokuyo Co., Ltd.	45,200	1,130,362
	KYORIN Holdings, Inc.	184,700	3,355,296
	Kyoritsu Maintenance Co., Ltd.	157,374	4,361,876
	Kyoritsu Printing Co., Ltd.	170,500	206,740
	Kyosan Electric Manufacturing Co., Ltd.	189,500	932,844
	Kyowa Electronic Instruments Co., Ltd.	106,500	414,669
	Kyowa Exeo Corp.	274,548	6,487,574
	Kyowa Leather Cloth Co., Ltd.	58,800	306,311
	Kyudenko Corp.	165,000	4,676,707
	Kyushu Electric Power Co., Inc.	479,100	4,023,668
	Kyushu Financial Group, Inc.	1,120,300	4,578,607
	Kyushu Railway Co.	112,200	2,216,499
#	LAC Co., Ltd.	59,000	585,809
	Lacto Japan Co., Ltd.	23,400	764,042
*	Laox Co., Ltd.	128,599	166,471
	Lasertec Corp.	136,500	12,052,204
	Lawson, Inc.	67,600	3,366,264
	LEC, Inc.	125,100	1,818,360
*	Leopalace21 Corp.	293,400	432,011
	Life Corp.	80,400	3,741,799
	LIFULL Co., Ltd.	234,500	900,275
#	Like Co., Ltd.	34,600	546,513
	Linical Co., Ltd.	43,100	314,859
#	Link And Motivation, Inc.	125,100	365,005
	Lintec Corp.	166,300	3,880,092
	Lion Corp.	63,100	1,640,128
*	Litalico, Inc.	21,300	413,865
	LIXIL Group Corp.	563,919	7,527,101
	Lonseal Corp.	5,700	92,391
	Look Holdings, Inc.	29,100	177,983
*	M&A Capital Partners Co., Ltd.	60,400	2,201,008
	M3, Inc.	296,600	15,231,169
	Mabuchi Motor Co., Ltd.	44,400	1,332,791
	Macnica Fuji Electronics Holdings, Inc.	242,550	3,656,744

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Macromill, Inc.	160,400	$1,071,073
	Maeda Corp.	485,800	3,317,209
#	Maeda Kosen Co., Ltd.	116,200	2,792,825
	Maeda Road Construction Co., Ltd.	78,600	1,429,100
	Maezawa Kasei Industries Co., Ltd.	58,900	546,647
	Maezawa Kyuso Industries Co., Ltd.	44,100	780,498
	Makino Milling Machine Co., Ltd.	122,400	3,471,786
	Makita Corp., Sponsored ADR	1,200	47,400
	Makita Corp.	98,200	3,773,686
	Mamiya-Op Co., Ltd.	13,899	88,935
	Mani, Inc.	80,300	2,050,729
	MarkLines Co., Ltd.	41,800	908,822
	Mars Group Holdings Corp.	59,700	841,814
	Marubeni Corp.	1,614,959	7,435,141
	Marubun Corp.	92,400	426,960
	Marudai Food Co., Ltd.	92,900	1,575,926
	Marufuji Sheet Piling Co., Ltd.	2,700	49,344
	Maruha Nichiro Corp.	290,281	5,578,333
	Marui Group Co., Ltd.	211,500	3,075,359
	Maruichi Steel Tube, Ltd.	124,300	2,943,377
	Maruka Corp.	24,400	443,759
	Marumae Co., Ltd.	23,900	219,201
#	Marusan Securities Co., Ltd.	213,900	808,532
	Maruwa Co., Ltd.	57,700	4,973,604
	Maruwa Unyu Kikan Co., Ltd.	92,000	3,113,072
#	Maruyama Manufacturing Co., Inc.	15,400	160,137
#	Maruzen CHI Holdings Co., Ltd.	91,800	314,789
	Maruzen Co., Ltd.	24,800	420,671
	Maruzen Showa Unyu Co., Ltd.	59,000	1,759,450
	Marvelous, Inc.	123,700	760,032
	Matching Service Japan Co., Ltd.	26,400	198,999
	Matsuda Sangyo Co., Ltd.	63,362	977,567
#	Matsui Construction Co., Ltd.	92,100	540,463
#	Matsui Securities Co., Ltd.	61,600	504,294
	Matsumotokiyoshi Holdings Co., Ltd.	62,100	2,074,533
	Matsuyafoods Holdings Co., Ltd.	40,600	1,236,444
	Max Co., Ltd.	89,300	1,344,996
	Maxell Holdings, Ltd.	263,100	2,260,710
	Maxvalu Tokai Co., Ltd.	24,500	553,810
	Mazda Motor Corp.	1,114,100	6,426,980
	McDonald's Holdings Co. Japan, Ltd.	71,900	3,441,013
	MCJ Co., Ltd.	466,400	4,028,079
	Mebuki Financial Group, Inc.	2,986,791	6,644,314
	MEC Co., Ltd.	44,400	804,888
	Media Do Co., Ltd.	24,500	1,387,494
*	Medical Data Vision Co., Ltd.	52,600	701,792
	Medical System Network Co., Ltd.	162,500	720,779
	Medipal Holdings Corp.	196,400	3,596,794
#	Medius Holdings Co., Ltd.	8,700	77,822
	Megachips Corp.	101,400	1,955,278
	Megmilk Snow Brand Co., Ltd.	220,300	4,991,872
	Meidensha Corp.	232,000	3,459,803
	Meiji Electric Industries Co., Ltd.	24,300	306,008
	MEIJI Holdings Co., Ltd.	137,920	10,830,089
	Meiji Shipping Co., Ltd.	65,900	195,924
	Meiko Electronics Co., Ltd.	163,900	1,996,804
#	Meiko Network Japan Co., Ltd.	60,100	397,577
	Meisei Industrial Co., Ltd.	167,700	1,270,015
	Meitec Corp.	112,400	5,231,322

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meito Sangyo Co., Ltd.	36,600	$466,341
#	Meiwa Corp.	106,000	423,296
	Meiwa Estate Co., Ltd.	67,400	235,898
	Melco Holdings, Inc.	5,900	146,973
#	Members Co., Ltd.	25,200	308,180
	Menicon Co., Ltd.	134,200	6,529,313
	Mercuria Investment Co., Ltd.	38,800	211,898
	Mesco, Inc.	12,400	96,095
#*	Metaps, Inc.	23,800	171,459
	METAWATER Co., Ltd.	30,200	1,313,218
#	Michinoku Bank, Ltd. (The)	90,909	845,611
	Mie Kotsu Group Holdings, Inc.	273,800	1,113,141
	Mikuni Corp.	142,900	342,251
	Milbon Co., Ltd.	72,972	3,329,702
	Mimaki Engineering Co., Ltd.	103,800	377,932
	Mimasu Semiconductor Industry Co., Ltd.	112,200	2,423,088
	Minebea Mitsumi, Inc.	879,726	14,426,936
	Ministop Co., Ltd.	68,400	936,619
	Miraial Co., Ltd.	35,800	346,401
	Mirait Holdings Corp.	289,910	3,993,982
#	Miroku Jyoho Service Co., Ltd.	75,800	1,525,407
	MISUMI Group, Inc.	183,200	4,334,724
	Mitachi Co., Ltd.	7,700	39,023
	Mitani Corp.	35,400	2,195,514
	Mitani Sekisan Co., Ltd.	7,000	361,845
#	Mito Securities Co., Ltd.	380,400	696,990
*	Mitsuba Corp.	301,400	942,864
	Mitsubishi Chemical Holdings Corp.	3,955,660	21,253,050
	Mitsubishi Corp.	931,300	18,765,487
	Mitsubishi Electric Corp.	1,165,300	15,211,903
	Mitsubishi Estate Co., Ltd.	352,920	5,069,797
	Mitsubishi Gas Chemical Co., Inc.	578,300	9,185,328
	Mitsubishi Heavy Industries, Ltd.	595,200	13,846,482
	Mitsubishi Kakoki Kaisha, Ltd.	30,900	502,995
	Mitsubishi Logisnext Co., Ltd.	208,800	1,799,770
	Mitsubishi Logistics Corp.	202,699	5,474,590
	Mitsubishi Materials Corp.	420,120	8,589,117
	Mitsubishi Motors Corp.	1,788,400	3,524,040
	Mitsubishi Paper Mills, Ltd.	133,600	406,637
	Mitsubishi Pencil Co., Ltd.	48,500	522,835
	Mitsubishi Research Institute, Inc.	33,900	1,359,426
	Mitsubishi Shokuhin Co., Ltd.	76,200	1,892,858
*	Mitsubishi Steel Manufacturing Co., Ltd.	65,600	331,930
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,286,553	4,811,708
	Mitsubishi UFJ Financial Group, Inc.	8,765,400	32,846,741
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,032,500	8,627,695
	Mitsuboshi Belting, Ltd.	86,500	1,431,677
	Mitsui & Co., Ltd., Sponsored ADR	15,092	4,529,109
	Mitsui & Co., Ltd.	984,945	14,725,019
	Mitsui Chemicals, Inc.	420,413	8,001,091
*	Mitsui E&S Holdings Co., Ltd.	366,300	1,410,075
	Mitsui Fudosan Co., Ltd.	395,600	6,184,796
	Mitsui High-Tec, Inc.	100,800	1,383,145
	Mitsui Matsushima Holdings Co., Ltd.	60,900	411,533
	Mitsui Mining & Smelting Co., Ltd.	379,700	8,063,694
	Mitsui OSK Lines, Ltd.	439,000	7,225,282
	Mitsui Sugar Co., Ltd.	81,500	1,480,997
	Mitsui-Soko Holdings Co., Ltd.	157,800	2,154,945
	Mitsumura Printing Co., Ltd.	1,500	20,654

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsuuroko Group Holdings Co., Ltd.	125,600	$1,262,439
	Miura Co., Ltd.	35,200	1,338,422
#	Mixi, Inc.	315,200	6,155,889
	Miyaji Engineering Group, Inc.	31,100	449,581
	Miyazaki Bank, Ltd. (The)	75,200	1,601,308
	Miyoshi Oil & Fat Co., Ltd.	42,300	473,665
	Mizuho Financial Group, Inc.	17,527,960	21,367,414
	Mizuho Leasing Co., Ltd.	167,100	3,698,649
	Mizuho Medy Co., Ltd.	13,100	134,653
	Mizuno Corp.	94,821	1,580,347
#*	Mobile Factory, Inc.	19,700	210,913
	Mochida Pharmaceutical Co., Ltd.	26,598	983,137
	Modec, Inc.	85,200	1,136,482
	Molitec Steel Co., Ltd.	55,500	149,058
	Monex Group, Inc.	956,200	2,075,871
#	Money Partners Group Co., Ltd.	88,500	159,961
#	Monogatari Corp. (The)	23,700	1,622,214
	MonotaRO Co., Ltd.	183,700	7,812,573
#	MORESCO Corp.	38,900	346,806
	Mori-Gumi Co., Ltd.	51,800	119,017
	Morinaga & Co., Ltd.	112,800	4,089,466
	Morinaga Milk Industry Co., Ltd.	234,200	10,932,308
	Morita Holdings Corp.	147,000	2,547,660
	Morito Co., Ltd.	76,000	413,075
#	Morozoff, Ltd.	8,799	430,660
	Mory Industries, Inc.	27,200	531,199
	MrMax Holdings, Ltd.	93,900	704,452
	MS&AD Insurance Group Holdings, Inc.	347,074	8,721,284
	MTI, Ltd.	96,200	743,793
	Mugen Estate Co., Ltd.	86,100	383,749
	Murata Manufacturing Co., Ltd.	457,720	29,399,648
	Musashi Seimitsu Industry Co., Ltd.	296,600	2,202,607
	Musashino Bank, Ltd. (The)	142,800	1,930,924
	Mutoh Holdings Co., Ltd.	11,700	161,687
	N Field Co., Ltd.	51,800	213,570
	Nabtesco Corp.	115,700	3,520,026
#	NAC Co., Ltd.	65,800	541,865
	Nachi-Fujikoshi Corp.	102,000	2,836,493
	Nadex Co., Ltd.	7,600	47,928
	Nafco Co., Ltd.	1,100	19,165
	Nagano Bank, Ltd. (The)	39,700	396,669
	Nagano Keiki Co., Ltd.	61,000	556,118
	Nagase & Co., Ltd.	418,200	4,820,697
	Nagatanien Holdings Co., Ltd.	32,500	645,548
	Nagawa Co., Ltd.	6,600	472,141
	Nagoya Railroad Co., Ltd.	248,299	6,283,469
	Naigai Trans Line, Ltd.	26,700	243,079
	Nakabayashi Co., Ltd.	88,700	479,762
	Nakamoto Packs Co., Ltd.	15,100	214,743
	Nakamuraya Co., Ltd.	11,000	411,043
	Nakanishi, Inc.	93,800	1,482,395
	Nakano Corp.	76,100	269,495
	Nakayama Steel Works, Ltd.	116,700	369,712
	Nakayo, Inc.	6,200	80,985
	Namura Shipbuilding Co., Ltd.	247,948	351,239
	Nankai Electric Railway Co., Ltd.	173,400	3,412,170
	Nanto Bank, Ltd. (The)	151,601	2,737,929
	Narasaki Sangyo Co., Ltd.	13,400	233,297
	Natori Co., Ltd.	25,700	422,815

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Capital Solutions, Ltd.	65,100	$1,086,846
	NEC Corp.	541,780	30,353,510
	NEC Networks & System Integration Corp.	134,700	2,861,555
	NET One Systems Co., Ltd.	291,700	11,364,318
	Neturen Co., Ltd.	160,700	718,099
	New Japan Chemical Co., Ltd.	175,700	252,025
	Nexon Co., Ltd.	92,600	2,379,062
	Nextage Co., Ltd.	149,900	1,342,416
	Nexyz Group Corp.	24,300	178,055
	NF Corp.	11,300	175,841
#	NFC Holdings, Inc.	3,000	70,381
	NGK Insulators, Ltd.	528,500	6,568,160
	NGK Spark Plug Co., Ltd.	423,800	5,699,460
	NH Foods, Ltd.	123,899	5,445,591
	NHK Spring Co., Ltd.	1,197,637	6,739,812
	Nicca Chemical Co., Ltd.	11,200	90,285
*	Nice Corp.	34,700	330,277
	Nichia Steel Works, Ltd.	244,901	632,681
	Nichias Corp.	335,600	7,257,564
	Nichiban Co., Ltd.	36,500	508,501
	Nichicon Corp.	262,700	1,660,396
	Nichiden Corp.	47,000	983,803
	Nichiha Corp.	140,200	2,846,830
	NichiiGakkan Co., Ltd.	299,800	4,383,403
	Nichi-iko Pharmaceutical Co., Ltd.	293,950	3,337,461
	Nichimo Co., Ltd.	4,800	83,190
	Nichirei Corp.	333,199	9,514,091
	Nichireki Co., Ltd.	127,300	1,907,867
	Nichirin Co., Ltd.	61,830	717,938
	Nidec Corp.	86,455	6,867,708
	Nifco, Inc.	268,700	6,037,192
	Nihon Chouzai Co., Ltd.	97,720	1,458,176
*	Nihon Dempa Kogyo Co., Ltd.	362,400	1,031,472
	Nihon Dengi Co., Ltd.	6,800	224,388
	Nihon Denkei Co., Ltd.	19,400	218,333
	Nihon Flush Co., Ltd.	65,000	886,062
	Nihon House Holdings Co., Ltd.	229,600	507,031
#	Nihon Kagaku Sangyo Co., Ltd.	54,300	510,758
	Nihon Kohden Corp.	98,500	3,378,980
	Nihon M&A Center, Inc.	282,600	13,760,638
#	Nihon Nohyaku Co., Ltd.	223,000	1,011,742
	Nihon Parkerizing Co., Ltd.	253,600	2,461,151
	Nihon Plast Co., Ltd.	100,700	359,942
	Nihon Tokushu Toryo Co., Ltd.	48,700	435,876
	Nihon Unisys, Ltd.	362,700	10,975,665
	Nihon Yamamura Glass Co., Ltd.	45,200	357,666
	Nikkato Corp.	24,500	154,421
#	Nikkiso Co., Ltd.	214,300	1,789,084
	Nikko Co., Ltd.	109,800	621,586
	Nikkon Holdings Co., Ltd.	260,400	4,745,507
	Nikon Corp.	685,100	4,789,822
	Nintendo Co., Ltd.	46,200	20,319,227
	Nippi, Inc.	8,500	260,333
	Nippo Corp.	220,100	5,837,249
	Nippon Air Conditioning Services Co., Ltd.	69,900	481,221
	Nippon Aqua Co., Ltd.	9,900	57,608
	Nippon Beet Sugar Manufacturing Co., Ltd.	56,300	889,236
	Nippon Carbide Industries Co., Inc.	41,700	445,813
	Nippon Carbon Co., Ltd.	53,400	1,601,307

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Chemical Industrial Co., Ltd.	24,900	$483,491
*	Nippon Chemi-Con Corp.	95,600	1,519,281
	Nippon Chemiphar Co., Ltd.	10,000	231,712
	Nippon Coke & Engineering Co., Ltd.	892,500	508,402
	Nippon Commercial Development Co., Ltd.	61,600	828,569
	Nippon Concept Corp.	29,600	330,206
	Nippon Concrete Industries Co., Ltd.	246,700	599,032
*	Nippon Denko Co., Ltd.	699,150	946,943
	Nippon Densetsu Kogyo Co., Ltd.	160,100	3,232,292
	Nippon Dry-Chemical Co., Ltd.	1,800	26,460
#	Nippon Electric Glass Co., Ltd.	287,300	4,699,160
	Nippon Express Co., Ltd.	220,676	10,490,744
	Nippon Felt Co., Ltd.	15,100	63,900
	Nippon Filcon Co., Ltd.	48,800	238,577
	Nippon Fine Chemical Co., Ltd.	54,900	754,042
	Nippon Flour Mills Co., Ltd.	330,800	5,214,297
	Nippon Gas Co., Ltd.	189,100	8,876,373
	Nippon Hume Corp.	112,100	783,797
	Nippon Kayaku Co., Ltd.	362,600	3,557,009
#*	Nippon Kinzoku Co., Ltd.	23,300	119,282
#	Nippon Kodoshi Corp.	42,500	397,149
	Nippon Koei Co., Ltd.	61,700	1,582,801
*	Nippon Koshuha Steel Co., Ltd.	41,200	119,704
	Nippon Light Metal Holdings Co., Ltd.	3,906,300	6,436,465
	Nippon Paint Holdings Co., Ltd.	26,000	1,777,912
	Nippon Paper Industries Co., Ltd.	463,602	5,838,296
#	Nippon Parking Development Co., Ltd., Class C	697,000	802,250
	Nippon Pillar Packing Co., Ltd.	97,200	1,331,173
	Nippon Piston Ring Co., Ltd.	28,500	300,275
#	Nippon Rietec Co., Ltd.	3,000	84,110
	Nippon Road Co., Ltd. (The)	36,000	2,528,050
	Nippon Seiki Co., Ltd.	155,700	1,749,048
	Nippon Seisen Co., Ltd.	13,400	380,014
*	Nippon Sharyo, Ltd.	48,699	1,088,749
*	Nippon Sheet Glass Co., Ltd.	497,800	1,628,455
	Nippon Shinyaku Co., Ltd.	20,200	1,562,762
#	Nippon Shokubai Co., Ltd.	90,000	4,473,519
	Nippon Signal Co., Ltd.	210,200	1,999,735
	Nippon Soda Co., Ltd.	132,300	3,397,678
	Nippon Steel Corp.	1,042,879	8,550,947
	Nippon Steel Trading Corp.	73,500	2,191,486
	Nippon Suisan Kaisha, Ltd.	1,961,500	8,229,142
	Nippon Systemware Co., Ltd.	34,700	602,462
	Nippon Telegraph & Telephone Corp.	591,000	13,717,973
	Nippon Thompson Co., Ltd.	321,900	930,660
	Nippon Tungsten Co., Ltd.	4,900	82,313
	Nippon Yakin Kogyo Co., Ltd.	69,009	954,328
	Nippon Yusen K.K.	553,431	7,201,220
	Nipro Corp.	823,400	8,816,305
	Nishimatsu Construction Co., Ltd.	252,800	4,693,786
#	Nishimatsuya Chain Co., Ltd.	168,400	1,698,448
	Nishimoto Co., Ltd.	7,700	135,049
	Nishi-Nippon Financial Holdings, Inc.	673,114	4,202,583
	Nishi-Nippon Railroad Co., Ltd.	185,300	4,651,274
	Nishio Rent All Co., Ltd.	116,100	2,210,871
	Nissan Chemical Corp.	211,500	11,201,329
	Nissan Motor Co., Ltd.	2,377,700	8,133,073
	Nissan Shatai Co., Ltd.	265,600	1,975,437
	Nissan Tokyo Sales Holdings Co., Ltd.	123,500	278,737

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissei ASB Machine Co., Ltd.	32,600	$827,344
	Nissei Plastic Industrial Co., Ltd.	67,900	504,092
	Nissha Co., Ltd.	161,400	1,673,987
	Nisshin Group Holdings Co., Ltd.	166,700	558,686
	Nisshin Oillio Group, Ltd. (The)	157,200	4,763,869
	Nisshin Seifun Group, Inc.	101,945	1,561,588
	Nisshinbo Holdings, Inc.	611,541	3,657,769
	Nissin Corp.	66,600	920,538
	Nissin Electric Co., Ltd.	254,300	2,382,591
	Nissin Foods Holdings Co., Ltd.	11,975	1,081,712
	Nissin Kogyo Co., Ltd.	197,200	4,077,469
	Nissin Sugar Co., Ltd.	59,800	993,573
	Nisso Corp.	24,300	127,088
	Nissui Pharmaceutical Co., Ltd.	63,600	617,748
	Nitori Holdings Co., Ltd.	37,900	8,297,682
	Nitta Corp.	77,100	1,634,080
	Nitta Gelatin, Inc.	53,700	304,517
	Nittan Valve Co., Ltd.	112,600	223,779
	Nittetsu Mining Co., Ltd.	51,201	1,957,021
	Nitto Denko Corp.	300,600	17,038,142
	Nitto Fuji Flour Milling Co., Ltd.	900	51,188
	Nitto Kogyo Corp.	94,900	1,543,836
	Nitto Kohki Co., Ltd.	46,800	900,545
	Nitto Seiko Co., Ltd.	135,900	607,683
	Nittoc Construction Co., Ltd.	122,549	839,011
	NJS Co., Ltd.	28,200	410,469
	nms Holdings Co.	21,300	40,909
	Noda Corp.	53,100	290,957
	Noevir Holdings Co., Ltd.	52,700	2,180,851
	NOF Corp.	147,900	5,537,861
	Nohmi Bosai, Ltd.	77,900	1,502,221
	Nojima Corp.	210,400	5,275,060
	NOK Corp.	339,200	3,694,968
	Nomura Co., Ltd.	251,000	1,604,208
	Nomura Holdings, Inc.	2,247,098	10,575,229
#	Nomura Holdings, Inc., Sponsored ADR	301,320	1,413,191
	Nomura Real Estate Holdings, Inc.	427,200	7,062,799
	Nomura Research Institute, Ltd.	239,085	6,310,269
	Noritake Co., Ltd.	51,200	1,539,648
	Noritsu Koki Co., Ltd.	91,800	1,316,572
	Noritz Corp.	139,600	1,696,881
	North Pacific Bank, Ltd.	1,520,500	2,910,314
	Nozawa Corp.	30,300	193,023
	NS Solutions Corp.	136,600	3,597,236
	NS Tool Co., Ltd.	38,200	906,096
	NS United Kaiun Kaisha, Ltd.	66,600	907,902
	NSD Co., Ltd.	164,078	2,983,728
	NSK, Ltd.	789,647	5,315,613
	NTN Corp.	2,216,700	3,875,705
	NTT Data Corp.	563,200	6,403,158
	NTT DOCOMO, Inc.	1,433,300	39,460,351
*	OAK Capital Corp.	213,300	184,749
	Oat Agrio Co., Ltd.	13,900	130,598
	Obara Group, Inc.	53,300	1,714,542
	Obayashi Corp.	1,740,400	15,538,970
	OBIC Business Consultants Co., Ltd.	4,500	264,823
	Obic Co., Ltd.	15,200	2,725,807
	Odakyu Electric Railway Co., Ltd.	220,300	4,610,192
	Oenon Holdings, Inc.	210,000	795,547

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank, Ltd. (The)	182,800	$3,590,286
	Ohashi Technica, Inc.	44,200	615,896
#	Ohba Co., Ltd.	19,400	118,054
	Ohki Healthcare Holdings Co., Ltd.	2,000	21,625
	Ohsho Food Service Corp.	30,100	1,435,381
	OIE Sangyo Co., Ltd.	1,200	15,854
	Oiles Corp.	80,901	1,036,024
*	Oisix ra daichi, Inc.	17,600	356,110
	Oita Bank, Ltd. (The)	146,000	3,265,868
	Oji Holdings Corp.	3,301,900	13,856,821
	Okabe Co., Ltd.	195,500	1,309,786
#	Okada Aiyon Corp.	19,400	157,292
	Okamoto Industries, Inc.	43,900	1,661,656
	Okamoto Machine Tool Works, Ltd.	21,199	398,084
	Okamura Corp.	220,800	1,435,833
	Okasan Securities Group, Inc.	825,300	2,347,993
*	Okaya Electric Industries Co., Ltd.	25,800	70,097
	Oki Electric Industry Co., Ltd.	504,400	4,476,598
	Okinawa Cellular Telephone Co.	31,400	1,257,055
	Okinawa Electric Power Co., Inc. (The)	141,858	2,211,736
*	OKK Corp.	39,000	117,085
	OKUMA Corp.	99,200	3,832,328
	Okumura Corp.	166,700	3,953,257
	Okura Industrial Co., Ltd.	47,600	627,149
	Okuwa Co., Ltd.	105,000	1,463,786
#	Olympic Group Corp.	34,400	312,772
	Olympus Corp.	1,027,900	18,488,282
	Omron Corp.	54,900	3,954,435
	Ono Pharmaceutical Co., Ltd.	58,200	1,635,849
#	ONO Sokki Co., Ltd.	36,500	165,300
	Onoken Co., Ltd.	87,800	957,599
	Onward Holdings Co., Ltd.	529,700	1,300,865
#	Ootoya Holdings Co., Ltd.	7,600	200,516
#*	Open Door, Inc.	42,000	380,469
	Open House Co., Ltd.	300,200	8,472,780
	Optex Group Co., Ltd.	93,460	964,709
	Oracle Corp.	24,000	2,891,096
	Organo Corp.	37,900	1,913,665
	Orient Corp.	2,044,200	1,970,568
	Oriental Land Co., Ltd.	39,700	4,789,512
	Origin Co., Ltd.	25,500	298,100
	ORIX Corp.	1,781,100	19,262,794
	ORIX Corp., Sponsored ADR	8,803	475,274
	Osaka Gas Co., Ltd.	249,100	4,618,735
	Osaka Organic Chemical Industry, Ltd.	70,000	1,722,745
	Osaka Soda Co., Ltd.	49,799	1,075,223
	Osaka Steel Co., Ltd.	62,700	592,715
	OSAKA Titanium Technologies Co., Ltd.	95,300	716,163
	Osaki Electric Co., Ltd.	231,700	1,089,544
#	OSG Corp.	409,200	5,575,802
	OSJB Holdings Corp.	571,300	1,217,244
	Otsuka Corp.	97,500	5,083,574
	Otsuka Holdings Co., Ltd.	101,200	4,197,121
	OUG Holdings, Inc.	3,900	98,526
	Outsourcing, Inc.	355,200	1,964,204
	Oyo Corp.	111,900	1,433,987
#	Ozu Corp.	700	11,230
	Pacific Industrial Co., Ltd.	228,300	1,675,141
	Pacific Metals Co., Ltd.	87,800	1,237,488

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pack Corp. (The)	40,000	$1,002,421
	PAL GROUP Holdings Co., Ltd.	128,300	1,321,203
	PALTAC Corp.	69,958	3,789,249
	Paltek Corp.	17,600	88,643
	Pan Pacific International Holdings Corp.	369,300	8,370,183
	Panasonic Corp.	4,188,242	36,275,933
#	PAPYLESS Co., Ltd.	14,700	364,247
	Paraca, Inc.	27,500	393,484
	Paramount Bed Holdings Co., Ltd.	60,500	2,579,299
#	Paris Miki Holdings, Inc.	114,600	280,155
	Park24 Co., Ltd.	292,400	3,895,605
	Parker Corp.	6,000	25,175
	Pasco Corp.	4,700	57,591
	Pasona Group, Inc.	107,000	1,257,841
	PC Depot Corp.	144,540	865,224
#	PCI Holdings, Inc.	16,800	164,420
	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,500	248,904
	Penta-Ocean Construction Co., Ltd.	1,997,500	10,499,759
#*	Pepper Food Service Co., Ltd.	49,900	193,866
*	PeptiDream, Inc.	53,500	2,155,315
	Persol Holdings Co., Ltd.	245,500	3,103,693
	Phil Co., Inc.	800	11,423
#	PIA Corp.	19,700	463,467
	Pickles Corp.	13,300	333,697
	Pigeon Corp.	153,700	5,975,559
	Pilot Corp.	81,000	2,250,878
	Piolax, Inc.	110,000	1,517,547
	Plenus Co., Ltd.	25,200	385,004
	Pola Orbis Holdings, Inc.	118,400	1,968,554
	Poletowin Pitcrew Holdings, Inc.	124,900	1,066,442
#*	PR Times, Inc.	4,800	171,015
	Premium Group Co., Ltd.	8,500	132,748
	Press Kogyo Co., Ltd.	476,300	1,233,711
	Pressance Corp.	255,200	2,803,677
	Prestige International, Inc.	296,000	2,312,074
	Prima Meat Packers, Ltd.	215,199	5,749,120
	Pronexus, Inc.	35,500	376,633
#	Pro-Ship, Inc.	7,400	96,053
	Prospect Co., Ltd.	3,130,900	1,008,675
	Proto Corp.	82,800	817,206
	PS Mitsubishi Construction Co., Ltd.	173,800	833,263
#	Punch Industry Co., Ltd.	107,200	397,330
*	QB Net Holdings Co., Ltd.	9,200	149,372
	Qol Holdings Co., Ltd.	182,000	1,775,730
	Quick Co., Ltd.	43,100	417,581
#	Raccoon Holdings, Inc.	37,600	416,535
	Raito Kogyo Co., Ltd.	235,400	3,270,202
	Raiznext Corp.	155,700	1,759,125
	Rakus Co., Ltd.	123,200	2,844,569
#	Rakuten, Inc.	469,600	4,315,305
	Rasa Corp.	34,900	309,181
	Rasa Industries, Ltd.	54,399	736,679
	Raysum Co., Ltd.	102,800	838,979
	Recruit Holdings Co., Ltd.	1,002,100	31,261,351
	Relia, Inc.	103,500	1,095,531
	Relo Group, Inc.	261,000	4,536,152
	Renaissance, Inc.	47,100	335,730
*	Renesas Electronics Corp.	886,500	4,876,158
	Rengo Co., Ltd.	1,050,310	7,900,452

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	RENOVA, Inc.	42,200	$424,768
	Resona Holdings, Inc.	3,648,400	11,960,445
	Resorttrust, Inc.	443,500	4,953,769
	Restar Holdings Corp.	110,200	1,959,654
#	Retail Partners Co., Ltd.	6,500	130,952
	Rheon Automatic Machinery Co., Ltd.	57,100	656,450
	Rhythm Watch Co., Ltd.	24,800	139,183
	Riberesute Corp.	34,000	219,769
	Ricoh Co., Ltd.	1,138,119	7,329,210
	Ricoh Leasing Co., Ltd.	77,500	1,960,824
	Ride On Express Holdings Co., Ltd.	55,900	1,320,376
#*	Right On Co., Ltd.	73,600	373,646
	Riken Corp.	38,500	942,652
	Riken Keiki Co., Ltd.	46,500	1,082,699
	Riken Technos Corp.	208,600	748,468
	Riken Vitamin Co., Ltd.	65,400	1,366,842
#	Ringer Hut Co., Ltd.	81,100	1,616,950
	Rinnai Corp.	28,600	2,344,163
	Rion Co., Ltd.	33,100	610,520
	Riso Kagaku Corp.	78,058	912,921
	Riso Kyoiku Co., Ltd.	385,650	1,104,053
	Rix Corp.	6,200	90,569
	Rock Field Co., Ltd.	47,900	553,535
	Rohm Co., Ltd.	111,000	7,127,716
	Rohto Pharmaceutical Co., Ltd.	203,000	6,265,891
	Rokko Butter Co., Ltd.	56,100	819,855
	Roland DG Corp.	69,700	733,238
	Rorze Corp.	52,700	2,709,628
#	Round One Corp.	441,100	2,625,318
#	Royal Holdings Co., Ltd.	150,000	2,119,221
#*	Rozetta Corp.	12,000	387,193
	RS Technologies Co., Ltd.	16,000	605,595
	Ryobi, Ltd.	150,500	1,437,140
	Ryoden Corp.	75,900	1,000,431
	Ryohin Keikaku Co., Ltd.	435,750	5,252,188
	Ryosan Co., Ltd.	96,900	1,842,295
#	Ryoyo Electro Corp.	81,000	2,255,627
	S Foods, Inc.	61,600	1,474,315
#	S LINE Co., Ltd.	10,600	89,667
	S&B Foods, Inc.	1,400	58,150
	Sac's Bar Holdings, Inc.	82,000	368,129
#	Sagami Rubber Industries Co., Ltd.	28,000	430,608
	Saibu Gas Co., Ltd.	80,100	1,703,438
#	Saizeriya Co., Ltd.	69,100	1,076,711
	Sakai Chemical Industry Co., Ltd.	63,800	1,165,695
	Sakai Heavy Industries, Ltd.	20,900	426,417
	Sakai Moving Service Co., Ltd.	57,700	2,465,545
	Sakai Ovex Co., Ltd.	28,999	597,959
	Sakata INX Corp.	178,200	1,647,415
#	Sakura Internet, Inc.	79,400	398,341
#	Sala Corp.	263,300	1,350,400
	SAMTY Co., Ltd.	170,700	1,855,173
	San Holdings, Inc.	32,900	345,606
	San ju San Financial Group, Inc.	86,100	1,020,924
	San-A Co., Ltd.	52,600	1,983,544
	San-Ai Oil Co., Ltd.	226,100	1,831,851
*	Sanden Holdings Corp.	133,900	329,947
	Sanei Architecture Planning Co., Ltd.	56,700	640,170
	Sangetsu Corp.	141,300	1,932,741

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-In Godo Bank, Ltd. (The)	740,700	$3,463,610
#*	Sanix, Inc.	117,300	261,861
	Sanken Electric Co., Ltd.	180,500	3,475,545
	Sanki Engineering Co., Ltd.	225,300	2,475,128
	Sanko Gosei, Ltd.	115,700	275,622
	Sanko Metal Industrial Co., Ltd.	11,300	222,549
	Sankyo Co., Ltd.	102,000	2,551,577
	Sankyo Frontier Co., Ltd.	10,200	321,025
	Sankyo Seiko Co., Ltd.	163,200	642,593
	Sankyo Tateyama, Inc.	132,700	999,368
	Sankyu, Inc.	253,600	8,743,902
#	Sanoh Industrial Co., Ltd.	149,800	864,771
	Sanoyas Holdings Corp.	145,500	217,491
	Sansei Landic Co., Ltd.	35,100	251,736
#	Sansei Technologies, Inc.	44,700	257,073
	Sansha Electric Manufacturing Co., Ltd.	43,900	234,444
	Sanshin Electronics Co., Ltd.	96,700	1,605,375
	Santen Pharmaceutical Co., Ltd.	205,900	3,474,039
	Sanwa Holdings Corp.	829,300	7,107,144
	Sanyei Corp.	1,100	22,782
	Sanyo Chemical Industries, Ltd.	59,500	2,536,278
	Sanyo Denki Co., Ltd.	44,200	1,980,852
	Sanyo Electric Railway Co., Ltd.	50,600	1,007,294
	Sanyo Engineering & Construction, Inc.	32,400	183,948
	Sanyo Industries, Ltd.	1,500	26,779
	Sanyo Shokai, Ltd.	57,899	303,053
	Sanyo Special Steel Co., Ltd.	100,100	721,031
	Sanyo Trading Co., Ltd.	114,400	978,087
	Sapporo Holdings, Ltd.	425,300	7,324,084
	Sata Construction Co., Ltd.	46,000	171,222
	Sato Holdings Corp.	139,700	2,901,079
	Sato Shoji Corp.	39,800	324,992
#	Satori Electric Co., Ltd.	73,600	528,030
#	Sawada Holdings Co., Ltd.	72,100	613,220
	Sawai Pharmaceutical Co., Ltd.	173,300	8,232,622
*	Saxa Holdings, Inc.	21,600	287,569
	SB Technology Corp.	55,400	1,701,606
	SBI Holdings, Inc.	481,580	10,140,578
	SBS Holdings, Inc.	113,200	2,409,426
#	Scala, Inc.	87,700	473,868
#	SCREEN Holdings Co., Ltd.	78,800	3,960,575
	Scroll Corp.	141,300	741,597
	SCSK Corp.	63,759	3,245,100
#	SEC Carbon, Ltd.	2,800	156,652
	Secom Co., Ltd.	63,100	5,456,822
	Secom Joshinetsu Co., Ltd.	3,465	108,030
#	Seed Co., Ltd.	37,500	223,936
	Sega Sammy Holdings, Inc.	285,812	3,222,128
	Seibu Holdings, Inc.	497,700	4,448,157
	Seika Corp.	44,100	469,026
	Seikagaku Corp.	70,800	671,557
	Seikitokyu Kogyo Co., Ltd.	211,999	1,441,259
	Seiko Epson Corp.	648,300	6,877,827
	Seiko Holdings Corp.	159,600	2,184,691
	Seiko PMC Corp.	36,200	233,515
	Seino Holdings Co., Ltd.	522,300	6,428,351
	Seiren Co., Ltd.	218,600	2,521,152
	Sekisui Chemical Co., Ltd.	1,007,200	13,710,267
#	Sekisui House, Ltd.	370,300	6,763,067

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sekisui Jushi Corp.	86,000	$1,620,370
	Sekisui Kasei Co., Ltd.	126,500	612,794
	Senko Group Holdings Co., Ltd.	625,100	4,674,208
	Senshu Electric Co., Ltd.	33,200	938,334
	Senshu Ikeda Holdings, Inc.	1,158,860	1,706,341
*	Senshukai Co., Ltd.	142,300	453,872
	Seria Co., Ltd.	133,700	5,349,448
	Seven & I Holdings Co., Ltd.	1,086,052	32,819,956
	Seven Bank, Ltd.	2,094,800	5,138,609
	SFP Holdings Co., Ltd.	47,300	542,344
	SG Holdings Co., Ltd.	54,000	1,981,726
#	Sharp Corp.	224,199	2,212,816
	Shibaura Electronics Co., Ltd.	43,800	837,822
	Shibaura Machine Co., Ltd.	116,300	2,179,033
	Shibaura Mechatronics Corp.	24,500	602,936
	Shibusawa Warehouse Co., Ltd. (The)	37,500	633,380
	Shibuya Corp.	68,100	1,764,167
*	Shidax Corp.	93,800	186,257
*	SHIFT, Inc.	4,200	445,827
	Shiga Bank, Ltd. (The)	226,036	4,936,299
	Shikibo, Ltd.	34,400	328,673
	Shikoku Bank, Ltd. (The)	168,800	1,127,650
	Shikoku Chemicals Corp.	128,500	1,325,860
	Shikoku Electric Power Co., Inc.	322,100	2,167,372
	Shima Seiki Manufacturing, Ltd.	116,200	1,371,592
	Shimachu Co., Ltd.	206,100	5,608,462
	Shimadzu Corp.	132,500	3,381,305
	Shimamura Co., Ltd.	60,546	4,210,287
	Shimano, Inc.	13,800	2,996,501
	Shimizu Bank, Ltd. (The)	183,200	2,596,942
	Shimizu Corp.	1,410,900	10,114,206
	Shimojima Co., Ltd.	5,900	64,206
	Shin Nippon Air Technologies Co., Ltd.	52,200	1,068,970
	Shin Nippon Biomedical Laboratories, Ltd.	103,700	615,756
	Shinagawa Refractories Co., Ltd.	29,900	575,610
	Shindengen Electric Manufacturing Co., Ltd.	37,300	697,040
	Shin-Etsu Chemical Co., Ltd.	376,100	44,018,260
	Shin-Etsu Polymer Co., Ltd.	197,700	1,602,607
	Shin-Keisei Electric Railway Co., Ltd.	11,400	227,378
	Shinko Electric Industries Co., Ltd.	283,300	4,265,561
	Shinko Shoji Co., Ltd.	196,600	1,578,448
	Shinmaywa Industries, Ltd.	300,900	2,633,147
	Shinnihon Corp.	150,500	1,115,029
#	Shinoken Group Co., Ltd.	207,700	1,505,588
	Shinsei Bank, Ltd.	383,500	4,332,496
	Shinsho Corp.	26,500	435,484
	Shinwa Co., Ltd.	28,900	527,462
#	Shionogi & Co., Ltd.	97,500	5,800,365
	Ship Healthcare Holdings, Inc.	216,000	9,299,289
	Shiseido Co., Ltd.	264,600	14,742,499
	Shizuki Electric Co., Inc.	53,900	264,154
	Shizuoka Bank, Ltd. (The)	799,930	5,194,939
	Shizuoka Gas Co., Ltd.	289,300	2,329,945
	SHO-BOND Holdings Co., Ltd.	11,600	500,290
#*	Shobunsha Holdings, Inc.	47,400	190,358
#	Shoei Co., Ltd.	97,000	2,584,588
	Shoei Foods Corp.	38,900	1,348,137
	Shofu, Inc.	19,300	245,992
*	Shoko Co., Ltd.	44,000	242,986

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Showa Corp.	389,100	$8,223,474
	Showa Denko K.K.	715,300	14,829,698
#	Showa Sangyo Co., Ltd.	86,000	2,783,891
	Showa Shinku Co., Ltd.	17,400	221,248
	Sigma Koki Co., Ltd.	20,900	204,605
#	SIGMAXYZ, Inc.	71,100	1,050,517
	Siix Corp.	178,000	1,397,485
*	Silver Life Co., Ltd.	1,700	30,119
	Sinanen Holdings Co., Ltd.	38,300	1,038,940
	Sinfonia Technology Co., Ltd.	130,600	1,244,552
	Sinko Industries, Ltd.	81,600	1,079,565
	Sintokogio, Ltd.	214,000	1,415,861
	SK-Electronics Co., Ltd.	58,500	537,091
	SKY Perfect JSAT Holdings, Inc.	828,800	3,049,867
#	Skylark Holdings Co., Ltd.	382,700	5,307,200
	SMC Corp.	9,500	4,992,715
	SMK Corp.	26,899	587,163
	SMS Co., Ltd.	270,300	6,707,173
#	Snow Peak, Inc.	21,000	225,851
	SNT Corp.	72,000	142,862
	Soda Nikka Co., Ltd.	70,300	335,829
	Sodick Co., Ltd.	263,100	2,051,926
	Soft99 Corp.	11,800	91,303
	Softbank Corp.	449,000	6,010,405
	SoftBank Group Corp.	2,981,263	188,037,389
	Softbrain Co., Ltd.	69,300	223,140
	Softcreate Holdings Corp.	31,500	684,413
	Software Service, Inc.	7,300	756,194
	Sohgo Security Services Co., Ltd.	53,200	2,509,714
	Sojitz Corp.	2,586,400	5,425,414
	Soken Chemical & Engineering Co., Ltd.	26,900	294,103
	Solasto Corp.	210,100	2,033,381
	Soliton Systems K.K.	30,200	424,535
	Sompo Holdings, Inc.	247,200	8,146,274
	Sony Corp.	1,141,000	88,649,999
#	Sony Corp., Sponsored ADR	344,389	26,848,566
	Soshin Electric Co., Ltd.	30,300	111,683
	Sotetsu Holdings, Inc.	125,700	2,997,897
	Sotoh Co., Ltd.	11,700	104,954
	Space Co., Ltd.	47,060	400,146
#	Space Value Holdings Co., Ltd.	185,900	575,635
	Sparx Group Co., Ltd.	586,900	1,053,542
	SPK Corp.	20,800	263,954
	Sprix, Ltd.	7,800	48,354
	Square Enix Holdings Co., Ltd.	84,900	4,561,651
	SRA Holdings	60,600	1,309,978
*	SRS Holdings Co., Ltd.	4,600	35,844
	St Marc Holdings Co., Ltd.	94,500	1,305,261
	Stanley Electric Co., Ltd.	272,600	6,530,079
	Star Mica Holdings Co., Ltd.	49,500	546,264
	Star Micronics Co., Ltd.	95,500	1,070,693
	Starts Corp., Inc.	240,500	4,390,015
	Starzen Co., Ltd.	36,599	1,309,059
	St-Care Holding Corp.	78,100	304,888
	Stella Chemifa Corp.	53,900	1,385,092
	Step Co., Ltd.	30,000	410,342
	Strike Co., Ltd.	31,800	1,396,427
#	Studio Alice Co., Ltd.	58,100	780,999
	Subaru Corp.	474,100	8,954,512

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Subaru Enterprise Co., Ltd.	6,100	$413,635
	Sugi Holdings Co., Ltd.	55,900	4,039,092
	Sugimoto & Co., Ltd.	42,100	694,621
	SUMCO Corp.	347,460	5,390,847
	Sumida Corp.	196,100	1,190,960
	Suminoe Textile Co., Ltd.	27,000	421,879
	Sumiseki Holdings, Inc.	302,600	321,495
	Sumitomo Bakelite Co., Ltd.	117,500	2,851,020
	Sumitomo Chemical Co., Ltd.	5,272,352	15,213,991
	Sumitomo Corp.	911,100	10,122,068
	Sumitomo Dainippon Pharma Co., Ltd.	260,300	3,250,942
	Sumitomo Densetsu Co., Ltd.	75,100	1,535,469
	Sumitomo Electric Industries, Ltd.	1,523,600	17,022,598
	Sumitomo Forestry Co., Ltd.	835,900	9,345,736
	Sumitomo Heavy Industries, Ltd.	453,896	8,844,191
	Sumitomo Metal Mining Co., Ltd.	394,900	11,870,515
	Sumitomo Mitsui Construction Co., Ltd.	1,157,880	4,497,116
	Sumitomo Mitsui Financial Group, Inc.	958,770	25,547,802
	Sumitomo Mitsui Trust Holdings, Inc.	249,173	6,397,292
	Sumitomo Osaka Cement Co., Ltd.	180,699	6,078,559
*	Sumitomo Precision Products Co., Ltd.	17,700	338,556
	Sumitomo Realty & Development Co., Ltd.	276,500	7,051,307
	Sumitomo Riko Co., Ltd.	226,300	1,059,019
	Sumitomo Rubber Industries, Ltd.	990,663	8,241,721
	Sumitomo Seika Chemicals Co., Ltd.	55,900	1,774,135
	Sumitomo Warehouse Co., Ltd. (The)	314,000	3,546,752
	Sun Frontier Fudousan Co., Ltd.	237,900	1,842,503
	Suncall Corp.	45,700	161,218
	Sundrug Co., Ltd.	102,500	3,488,169
	Suntory Beverage & Food, Ltd.	134,900	5,091,965
	Sun-Wa Technos Corp.	58,100	424,172
	Suruga Bank, Ltd.	321,900	1,083,447
	Sushiro Global Holdings, Ltd.	208,000	4,411,418
	Suzuken Co., Ltd.	114,020	4,055,931
#	Suzuki Co., Ltd.	62,300	374,322
	Suzuki Motor Corp.	434,600	14,260,715
	SWCC Showa Holdings Co., Ltd.	421,100	4,905,038
	Sysmex Corp.	147,000	11,303,797
#	System Information Co., Ltd.	19,600	256,470
	System Research Co., Ltd.	1,200	21,092
	Systena Corp.	295,700	4,437,220
	Syuppin Co., Ltd.	78,300	457,591
	T Hasegawa Co., Ltd.	127,292	2,542,569
	T RAD Co., Ltd.	34,100	424,795
	T&D Holdings, Inc.	1,013,010	8,338,573
#	T&K Toka Co., Ltd.	76,300	559,929
	Tachibana Eletech Co., Ltd.	80,280	1,232,291
#	Tachikawa Corp.	48,200	526,047
	Tachi-S Co., Ltd.	134,000	1,067,999
#	Tacmina Corp.	900	11,973
#	Tadano, Ltd.	527,421	4,227,938
	Taihei Dengyo Kaisha, Ltd.	82,400	1,671,097
	Taiheiyo Cement Corp.	507,336	11,010,664
	Taiheiyo Kouhatsu, Inc.	33,499	191,840
	Taiho Kogyo Co., Ltd.	82,100	388,738
	Taikisha, Ltd.	67,500	1,897,200
	Taiko Bank, Ltd. (The)	22,000	259,511
	Taisei Corp.	363,380	12,482,048
	Taisei Lamick Co., Ltd.	20,800	527,317

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taisho Pharmaceutical Holdings Co., Ltd.	33,600	$1,909,108
	Taiyo Holdings Co., Ltd.	50,500	2,385,752
	Taiyo Nippon Sanso Corp.	291,700	4,601,130
#	Taiyo Yuden Co., Ltd.	502,000	15,913,086
	Takachiho Koheki Co., Ltd.	17,200	144,576
	Takadakiko Co., Ltd.	1,800	39,885
	Takamatsu Construction Group Co., Ltd.	57,500	1,168,305
#	Takamatsu Machinery Co., Ltd.	8,700	53,865
	Takamiya Co., Ltd.	126,700	647,505
	Takano Co., Ltd.	37,300	216,142
	Takaoka Toko Co., Ltd.	63,274	557,422
	Takara & Co., Ltd.	17,400	360,605
	Takara Bio, Inc.	23,100	616,800
	Takara Holdings, Inc.	64,200	553,310
	Takara Leben Co., Ltd.	617,900	1,954,302
	Takara Standard Co., Ltd.	172,448	2,328,555
	Takasago International Corp.	66,600	1,275,365
	Takasago Thermal Engineering Co., Ltd.	155,100	2,060,296
	Takashima & Co., Ltd.	17,900	275,750
	Takashimaya Co., Ltd.	481,000	3,201,320
	Take And Give Needs Co., Ltd.	60,640	274,691
	TAKEBISHI Corp.	28,000	353,090
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	3,659	66,590
	Takeda Pharmaceutical Co., Ltd.	688,063	24,953,847
	Takeei Corp.	102,100	1,132,562
	Takemoto Yohki Co., Ltd.	48,800	368,107
	Takeuchi Manufacturing Co., Ltd.	181,900	3,032,704
	Takihyo Co., Ltd.	13,600	237,251
	Takisawa Machine Tool Co., Ltd.	33,900	315,778
	Takuma Co., Ltd.	222,900	3,081,917
#	Tama Home Co., Ltd.	93,400	964,225
	Tamron Co., Ltd.	68,000	1,080,865
	Tamura Corp.	302,900	1,211,601
	Tanabe Consulting Co., Ltd.	1,000	12,239
	Tanabe Engineering Corp.	22,500	146,177
#	Tanseisha Co., Ltd.	116,249	645,917
	Taoka Chemical Co., Ltd.	1,300	151,662
	Tatsuta Electric Wire and Cable Co., Ltd.	199,100	1,091,005
	Tayca Corp.	73,000	885,579
	Tbk Co., Ltd.	99,000	396,284
	TDC Soft, Inc.	43,400	356,376
	TDK Corp., Sponsored ADR	46,731	5,186,674
	TDK Corp.	324,000	36,073,144
	Tear Corp.	41,400	166,533
	TechMatrix Corp.	128,000	2,207,992
	TECHNO ASSOCIE Co., Ltd.	4,200	35,517
	Techno Horizon Holdings Co., Ltd.	32,800	300,077
	Techno Medica Co., Ltd.	2,000	32,955
	Techno Ryowa, Ltd.	23,570	199,150
#	Techno Smart Corp.	32,100	239,825
	TechnoPro Holdings, Inc.	124,400	6,356,842
	Teijin, Ltd.	1,326,550	19,157,675
	Teikoku Electric Manufacturing Co., Ltd.	58,400	650,526
	Teikoku Sen-I Co., Ltd.	54,100	1,203,864
	Teikoku Tsushin Kogyo Co., Ltd.	40,400	420,897
	Tekken Corp.	60,299	1,074,302
	Tenma Corp.	78,800	1,143,484
	Tenox Corp.	6,000	49,153
	Tenpos Holdings Co., Ltd.	16,300	281,860

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teraoka Seisakusho Co., Ltd.	39,100	$145,679
	Terumo Corp.	455,000	17,213,128
#	TESEC Corp.	8,700	64,140
	T-Gaia Corp.	86,000	1,545,472
	THK Co., Ltd.	251,000	5,913,623
	Tigers Polymer Corp.	46,700	193,078
	TIS, Inc.	621,800	13,316,213
	Titan Kogyo, Ltd.	3,800	59,178
	TKC Corp.	44,400	2,443,772
	Toa Corp.	93,700	591,325
	Toa Corp.	94,000	1,374,046
	Toa Oil Co., Ltd.	43,200	774,002
	TOA ROAD Corp.	22,500	726,495
	Toabo Corp.	24,400	99,748
#	Toagosei Co., Ltd.	576,150	5,493,036
	Tobishima Corp.	130,440	1,240,887
	Tobu Railway Co., Ltd.	139,300	3,900,936
	TOC Co., Ltd.	194,800	1,164,599
	Tocalo Co., Ltd.	388,800	4,354,693
	Tochigi Bank, Ltd. (The)	956,501	1,403,433
	Toda Corp.	856,200	5,492,250
*	Toda Kogyo Corp.	18,600	299,636
	Toei Animation Co., Ltd.	43,000	2,213,180
	Toei Co., Ltd.	20,800	2,764,445
	Toell Co., Ltd.	28,000	178,069
	Toenec Corp.	36,500	1,292,546
	Togami Electric Manufacturing Co., Ltd.	11,600	163,834
	Toho Bank, Ltd. (The)	1,011,100	2,120,524
	Toho Chemical Industry Co., Ltd.	23,000	102,744
	Toho Co., Ltd.	36,200	1,076,070
#	Toho Co., Ltd.	29,800	493,311
	Toho Gas Co., Ltd.	110,300	4,813,401
	Toho Holdings Co., Ltd.	279,000	4,777,624
	Toho Titanium Co., Ltd.	188,100	1,010,126
*	Toho Zinc Co., Ltd.	67,700	928,244
	Tohoku Bank, Ltd. (The)	40,500	368,308
	Tohoku Electric Power Co., Inc.	327,800	3,097,766
	Tohoku Steel Co., Ltd.	7,300	96,586
	Tohokushinsha Film Corp.	12,200	70,199
#	Tohto Suisan Co., Ltd.	8,800	255,089
	Tokai Carbon Co., Ltd.	694,600	6,060,226
	Tokai Corp.	69,800	1,401,471
	TOKAI Holdings Corp.	522,900	4,876,389
#	Tokai Lease Co., Ltd.	4,000	48,312
	Tokai Rika Co., Ltd.	376,200	4,705,294
	Tokai Tokyo Financial Holdings, Inc.	996,300	2,151,267
	Token Corp.	40,770	2,591,378
	Tokio Marine Holdings, Inc.	302,912	12,790,445
#	Tokio Marine Holdings, Inc., ADR	61,104	2,572,478
	Tokushu Tokai Paper Co., Ltd.	42,138	1,725,518
	Tokuyama Corp.	434,299	10,172,113
#*	Tokyo Base Co., Ltd.	71,900	185,973
	Tokyo Broadcasting System Holdings, Inc.	123,300	1,861,868
	Tokyo Century Corp.	169,030	9,507,116
#	Tokyo Dome Corp.	393,900	2,357,237
*	Tokyo Electric Power Co. Holdings, Inc.	1,394,212	3,718,692
	Tokyo Electron Device, Ltd.	36,400	1,121,882
	Tokyo Electron, Ltd.	132,700	36,720,378
	Tokyo Energy & Systems, Inc.	109,600	755,875

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Gas Co., Ltd.	236,300	$5,017,144
	Tokyo Individualized Educational Institute, Inc.	48,000	223,333
	Tokyo Keiki, Inc.	67,999	586,275
	Tokyo Kiraboshi Financial Group, Inc.	157,574	1,616,105
	Tokyo Ohka Kogyo Co., Ltd.	93,400	4,940,847
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,200	59,855
	Tokyo Radiator Manufacturing Co., Ltd.	5,100	23,619
#	Tokyo Rakutenchi Co., Ltd.	9,000	324,357
*	Tokyo Rope Manufacturing Co., Ltd.	77,399	372,273
#	Tokyo Sangyo Co., Ltd.	86,400	389,649
	Tokyo Seimitsu Co., Ltd.	137,900	4,406,760
	Tokyo Steel Manufacturing Co., Ltd.	360,400	2,035,525
	Tokyo Tatemono Co., Ltd.	700,000	7,481,587
	Tokyo Tekko Co., Ltd.	30,400	442,130
	Tokyo Theatres Co., Inc.	38,800	418,537
	Tokyotokeiba Co., Ltd.	47,000	1,841,008
	Tokyu Construction Co., Ltd.	531,780	2,472,867
	Tokyu Corp.	313,300	3,486,709
	Tokyu Fudosan Holdings Corp.	1,885,594	7,205,885
#	Tokyu Recreation Co., Ltd.	8,364	323,365
	Toli Corp.	201,200	460,468
#	Tomato Bank, Ltd.	25,300	235,128
#	Tomen Devices Corp.	11,500	396,955
	Tomoe Corp.	140,200	425,845
	Tomoe Engineering Co., Ltd.	36,800	669,177
*	Tomoegawa Co., Ltd.	24,800	210,256
	Tomoku Co., Ltd.	52,600	839,488
	TOMONY Holdings, Inc.	922,400	2,813,197
	Tomy Co., Ltd.	560,700	4,206,954
	Tonami Holdings Co., Ltd.	25,300	1,352,962
	Topcon Corp.	545,100	3,566,394
	Toppan Forms Co., Ltd.	239,000	2,257,250
	Toppan Printing Co., Ltd.	508,120	7,617,438
	Topre Corp.	220,300	2,122,271
	Topy Industries, Ltd.	82,000	845,124
	Toray Industries, Inc.	1,757,000	7,605,278
	Torex Semiconductor, Ltd.	38,400	433,448
#	Toridoll Holdings Corp.	200,000	2,090,372
	Torigoe Co., Ltd. (The)	44,500	381,333
	Torii Pharmaceutical Co., Ltd.	100,900	3,227,974
#	Torikizoku Co., Ltd.	28,400	333,043
	Torishima Pump Manufacturing Co., Ltd.	90,400	723,705
	Tosei Corp.	252,200	1,952,373
	Toshiba Corp.	81,300	2,486,248
#	Toshiba TEC Corp.	168,200	6,466,285
	Tosho Co., Ltd.	66,200	650,017
	Tosoh Corp.	1,127,400	15,132,109
	Totech Corp.	29,200	631,039
	Totetsu Kogyo Co., Ltd.	110,300	2,631,527
	TOTO, Ltd.	110,000	4,149,388
	Totoku Electric Co., Ltd.	16,300	326,771
	Tottori Bank, Ltd. (The)	37,800	389,541
	Toukei Computer Co., Ltd.	7,100	256,439
#	Tow Co., Ltd.	179,000	444,886
	Towa Bank, Ltd. (The)	219,700	1,322,330
	Towa Corp.	99,000	1,154,588
	Towa Pharmaceutical Co., Ltd.	151,800	2,730,462
	Toyo Construction Co., Ltd.	534,900	1,860,142
	Toyo Corp.	103,200	878,432

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Denki Seizo K.K.	36,500	$358,379
*	Toyo Engineering Corp.	123,200	355,528
#	Toyo Gosei Co., Ltd.	27,500	2,273,169
	Toyo Ink SC Holdings Co., Ltd.	177,000	3,191,046
	Toyo Kanetsu K.K.	43,500	808,932
	Toyo Machinery & Metal Co., Ltd.	68,300	247,752
	Toyo Securities Co., Ltd.	426,500	401,981
	Toyo Seikan Group Holdings, Ltd.	344,200	3,770,182
	Toyo Sugar Refining Co., Ltd.	2,900	32,691
	Toyo Suisan Kaisha, Ltd.	54,400	3,307,262
	Toyo Tanso Co., Ltd.	65,700	990,865
	Toyo Tire Corp	690,100	9,182,133
	Toyo Wharf & Warehouse Co., Ltd.	27,600	366,384
	Toyobo Co., Ltd.	543,977	7,559,036
	Toyoda Gosei Co., Ltd.	359,500	7,049,255
	Toyota Boshoku Corp.	385,300	4,507,401
	Toyota Industries Corp.	98,600	5,009,193
#	Toyota Motor Corp., Sponsored ADR	351,671	41,968,417
	Toyota Motor Corp.	2,741,795	162,763,744
	Toyota Tsusho Corp.	403,546	10,235,300
	TPR Co., Ltd.	147,300	1,790,259
#*	Traders Holdings Co., Ltd.	289,600	223,909
	Trancom Co., Ltd.	44,000	3,193,504
	Transaction Co., Ltd.	39,600	397,594
	Trend Micro, Inc., Sponsored ADR	3,540	206,931
	Trend Micro, Inc.	170,000	9,970,310
	Tri Chemical Laboratories, Inc.	23,100	2,295,324
	Trinity Industrial Corp.	7,900	45,034
#	Trusco Nakayama Corp.	137,022	3,227,620
	TS Tech Co., Ltd.	216,600	5,494,115
	TSI Holdings Co., Ltd.	343,690	967,499
	Tsubaki Nakashima Co., Ltd.	182,800	1,217,757
	Tsubakimoto Chain Co.	134,700	3,161,561
	Tsubakimoto Kogyo Co., Ltd.	17,400	471,947
*	Tsudakoma Corp.	17,999	143,996
	Tsugami Corp.	338,800	3,119,732
	Tsukada Global Holdings, Inc.	91,700	190,979
	Tsukamoto Corp. Co., Ltd.	3,700	40,162
	Tsukishima Kikai Co., Ltd.	128,000	1,377,688
	Tsukuba Bank, Ltd.	703,700	1,069,190
	Tsukui Corp.	329,400	1,418,933
	Tsumura & Co.	116,700	2,908,187
	Tsuruha Holdings, Inc.	43,400	6,018,092
	Tsurumi Manufacturing Co., Ltd.	76,800	1,309,417
	Tsutsumi Jewelry Co., Ltd.	46,400	809,731
#	Tsuzuki Denki Co., Ltd.	12,400	203,161
	TV Asahi Holdings Corp.	130,500	1,784,587
	Tv Tokyo Holdings Corp.	70,800	1,470,109
#	TYK Corp.	105,800	269,852
	UACJ Corp.	216,514	3,654,964
	Ube Industries, Ltd.	778,365	12,712,364
	Ubicom Holdings, Inc.	8,300	179,368
	Uchida Yoko Co., Ltd.	23,800	1,440,838
	Uchiyama Holdings Co., Ltd.	12,100	31,803
	Ulvac, Inc.	189,700	5,627,561
	Unicharm Corp.	84,800	3,835,742
*	Uniden Holdings Corp.	31,000	472,170
#	UNIMAT Retirement Community Co., Ltd.	19,900	181,212
	Union Tool Co.	22,900	558,052

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Unipres Corp.	253,100	$1,894,701
	United Arrows, Ltd.	97,500	1,287,159
	United Super Markets Holdings, Inc.	218,600	2,633,697
	UNITED, Inc.	56,700	566,345
*	Unitika, Ltd.	321,900	967,498
*	Universal Entertainment Corp.	36,400	640,834
	Urbanet Corp. Co., Ltd.	127,800	310,373
	Usen-Next Holdings Co., Ltd.	33,500	363,687
	Ushio, Inc.	544,800	6,406,369
	USS Co., Ltd.	236,500	3,506,333
#*	UT Group Co., Ltd.	109,200	2,226,479
	Utoc Corp.	44,100	201,872
#	V Technology Co., Ltd.	35,000	1,123,179
	Valor Holdings Co., Ltd.	261,200	5,671,487
	Valqua, Ltd.	78,700	1,351,667
	Value HR Co., Ltd.	33,400	409,410
	ValueCommerce Co., Ltd.	74,800	2,215,956
	Valuence Holdings, Inc.	2,300	33,316
#	V-Cube, Inc.	54,600	657,640
*	Vector, Inc.	111,300	769,047
	Vertex Corp.	35,560	580,097
*	VIA Holdings, Inc.	64,900	170,702
*	Village Vanguard Co., Ltd.	24,300	220,373
	VINX Corp.	7,800	91,270
*	Vision, Inc.	105,600	586,706
#*	Visionary Holdings Co., Ltd.	41,670	113,651
	Vital KSK Holdings, Inc.	227,585	2,190,896
	VT Holdings Co., Ltd.	612,200	1,812,054
	Wacoal Holdings Corp.	232,100	3,919,903
	Wacom Co., Ltd.	245,000	1,330,347
	Waida Manufacturing Co., Ltd.	2,900	21,356
	Wakachiku Construction Co., Ltd.	68,200	723,170
*	Wakamoto Pharmaceutical Co., Ltd.	9,000	21,880
	Wakita & Co., Ltd.	197,200	1,679,075
	Warabeya Nichiyo Holdings Co., Ltd.	86,400	1,251,626
	Waseda Academy Co., Ltd.	1,400	12,332
	Watahan & Co., Ltd.	48,000	990,507
#	WATAMI Co., Ltd.	73,700	541,997
	Watts Co., Ltd.	19,600	185,436
	Wavelock Holdings Co., Ltd.	19,300	145,146
	WDB Holdings Co., Ltd.	35,600	844,783
	Weathernews, Inc.	9,400	342,902
	Welbe, Inc.	13,900	166,880
	Welcia Holdings Co., Ltd.	60,344	5,524,412
#	West Holdings Corp.	125,390	2,898,160
	West Japan Railway Co.	74,400	3,212,960
	Will Group, Inc.	104,400	535,437
	WIN-Partners Co., Ltd.	42,300	366,401
	Wood One Co., Ltd.	36,400	398,353
#	Workman Co., Ltd.	30,900	2,919,203
	World Holdings Co., Ltd.	48,200	651,287
	Wowow, Inc.	29,300	682,124
	Xebio Holdings Co., Ltd.	129,500	834,479
#	YAC Holdings Co., Ltd.	46,600	266,630
	Yachiyo Industry Co., Ltd.	26,000	92,775
	Yahagi Construction Co., Ltd.	129,200	933,113
	Yaizu Suisankagaku Industry Co., Ltd.	14,700	119,309
	Yakult Honsha Co., Ltd.	42,200	2,411,947
	YAKUODO Holdings Co., Ltd.	40,900	1,042,957

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	YAMABIKO Corp.	177,440	$1,446,783
	YAMADA Consulting Group Co., Ltd.	26,900	286,237
	Yamada Denki Co., Ltd.	924,072	4,009,176
	Yamagata Bank, Ltd. (The)	152,699	1,814,256
	Yamaguchi Financial Group, Inc.	613,300	3,621,457
	Yamaha Corp.	63,600	2,932,385
	Yamaha Motor Co., Ltd.	902,300	13,157,391
	Yamaichi Electronics Co., Ltd.	130,600	1,554,820
	YA-MAN, Ltd.	116,600	1,055,247
	Yamanashi Chuo Bank, Ltd. (The)	137,500	1,025,656
	Yamashina Corp.	61,100	37,855
	Yamatane Corp.	59,500	691,074
#	Yamato Corp.	77,600	416,262
	Yamato Holdings Co., Ltd.	290,100	7,480,407
	Yamato Kogyo Co., Ltd.	218,200	4,451,322
#	Yamaura Corp.	24,100	183,886
	Yamaya Corp.	22,910	423,985
#	Yamazaki Baking Co., Ltd.	156,900	2,632,817
	Yamazen Corp.	192,900	1,739,008
	Yaoko Co., Ltd.	97,600	7,756,304
	Yashima Denki Co., Ltd.	36,900	304,201
	Yaskawa Electric Corp.	76,000	2,526,798
	Yasuda Logistics Corp.	77,400	628,906
	Yasunaga Corp.	57,400	492,971
	Yellow Hat, Ltd.	155,800	2,044,940
	Yodogawa Steel Works, Ltd.	107,200	1,770,380
	Yokogawa Bridge Holdings Corp.	140,100	2,464,284
	Yokogawa Electric Corp.	311,300	4,781,600
	Yokohama Reito Co., Ltd.	276,300	2,199,080
	Yokohama Rubber Co., Ltd. (The)	668,800	8,554,719
	Yokowo Co., Ltd.	77,900	1,759,352
	Yomeishu Seizo Co., Ltd.	10,800	179,427
	Yomiuri Land Co., Ltd.	21,100	662,859
	Yondenko Corp.	9,180	193,080
	Yondoshi Holdings, Inc.	49,600	828,286
	Yorozu Corp.	113,500	1,084,784
	Yoshinoya Holdings Co., Ltd.	27,800	475,749
	Yossix Co., Ltd.	14,200	206,686
	Yotai Refractories Co., Ltd.	104,900	694,057
	Yuasa Funashoku Co., Ltd.	2,900	81,000
	Yuasa Trading Co., Ltd.	74,100	1,981,327
	Yuken Kogyo Co., Ltd.	13,300	188,430
#	Yumeshin Holdings Co., Ltd.	195,400	982,389
	Yurtec Corp.	224,000	1,286,692
	Yushiro Chemical Industry Co., Ltd.	42,100	496,709
	Yutaka Foods Corp.	4,000	62,678
	Yutaka Giken Co., Ltd.	1,000	13,097
	Z Holdings Corp.	1,061,100	5,642,647
	Zaoh Co., Ltd.	18,400	243,226
	Zenitaka Corp. (The)	11,800	431,640
	Zenkoku Hosho Co., Ltd.	172,600	6,032,451
	Zenrin Co., Ltd.	156,750	1,538,447
	Zensho Holdings Co., Ltd.	314,597	5,695,196
	Zeon Corp.	697,600	6,708,332
	ZIGExN Co., Ltd.	239,500	644,080
	ZOZO, Inc.	306,900	8,301,761
	Zuiko Corp.	12,800	574,427
TOTAL JAPAN			5,978,760,815

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (3.6%)
	Aalberts NV	662,050	$23,643,278
	ABN AMRO Bank NV	829,982	6,893,668
*	Accell Group NV	128,514	3,605,552
*	Adyen NV	5,724	9,604,916
	Aegon NV	4,351,514	12,751,629
#	Aegon NV	328,329	952,154
	Akzo Nobel NV	436,938	41,170,219
*	Altice Europe NV	976,115	4,628,021
*	Altice Europe NV, Class B	51,303	243,670
#	AMG Advanced Metallurgical Group NV	106,043	1,889,585
	Amsterdam Commodities NV	95,850	2,128,988
	APERAM SA	350,525	9,984,538
#*	Arcadis NV	379,883	7,802,237
*	ArcelorMittal SA	966,770	10,605,469
*	Argenx SE	5,555	1,281,825
	ASM International NV	213,813	32,706,603
	ASML Holding NV	109,259	38,845,685
	ASML Holding NV	180,590	63,878,295
	ASR Nederland NV	354,775	11,461,774
*	Basic-Fit NV	45,052	1,172,558
	BE Semiconductor Industries NV	534,542	23,900,287
#*	Beter Bed Holding NV	55,202	156,888
*	Boskalis Westminster	420,927	7,950,851
#*	Brunel International NV	74,721	540,036
#	Coca-Cola European Partners P.L.C.	164,599	6,668,766
	Corbion NV	374,930	14,391,697
	Euronext NV	247,581	28,599,989
	Flow Traders	226,794	8,333,121
	ForFarmers NV	131,430	846,119
#*	Fugro NV	348,210	1,402,329
*	GrandVision NV	218,386	6,264,076
#*	Heijmans NV	130,569	917,139
	Heineken NV	396,453	38,398,914
*	Hunter Douglas NV	8,858	480,712
	IMCD NV	115,234	11,916,067
#	ING Groep NV, Sponsored ADR	895,939	6,181,979
	ING Groep NV	2,595,723	18,099,665
	Intertrust NV	80,587	1,493,277
*	Just Eat Takeaway.com NV	6,519	703,512
*	Just Eat Takeaway.com NV	56,724	6,097,379
#*	Kendrion NV	80,682	1,110,146
	Koninklijke Ahold Delhaize NV, Sponsored ADR	13,329	383,641
	Koninklijke Ahold Delhaize NV	3,769,401	108,561,934
#*	Koninklijke BAM Groep NV	1,500,509	2,338,026
	Koninklijke DSM NV	301,695	46,179,214
#	Koninklijke KPN NV	10,268,511	27,051,420
*	Koninklijke Philips NV	42,317	2,186,557
*	Koninklijke Philips NV	500,684	25,910,367
	Koninklijke Vopak NV	342,700	18,734,651
#*	Nederland Apparatenfabriek	23,644	1,156,819
	NN Group NV	630,021	23,060,092
*	OCI NV	313,760	3,738,565
#*	Ordina NV	514,156	1,303,148
	PostNL NV	1,735,422	4,256,542
*	Prosus N.V.	179,531	17,473,205
	Randstad NV	721,027	34,729,977
#	SBM Offshore NV	971,112	15,111,736
*	Signify NV	605,704	18,173,086
	Sligro Food Group NV	113,515	1,782,246

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#*	SNS NV	262,485	$0
#	TKH Group NV	238,777	9,416,962
*	TomTom NV	330,780	2,648,645
	Unilever NV	399,547	23,585,259
	Unilever NV	796,683	47,076,225
	Van Lanschot Kempen NV	66,151	1,144,905
	Wolters Kluwer NV	580,125	45,786,127
TOTAL NETHERLANDS			951,492,962
NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	1,472,795	20,523,132
	Abano Healthcare Group, Ltd.	13,329	24,293
	Air New Zealand, Ltd.	4,509,612	4,014,453
#	Arvida Group, Ltd.	61,374	65,208
	Auckland International Airport, Ltd.	882,798	3,763,224
	Chorus, Ltd.	2,015,375	9,957,918
	Chorus, Ltd., ADR	10,487	257,665
#*	Comvita, Ltd.	29,884	59,058
	Contact Energy, Ltd.	816,885	3,177,788
	EBOS Group, Ltd.	316,797	4,591,240
*	Eroad, Ltd.	30,986	69,964
	Fisher & Paykel Healthcare Corp., Ltd.	810,394	19,412,514
	Fletcher Building, Ltd.	1,521,656	3,420,467
	Fletcher Building, Ltd.	94,146	209,313
#*	Fonterra Co-operative Group, Ltd.	172,729	438,624
	Freightways, Ltd.	480,458	2,237,075
	Genesis Energy, Ltd.	1,287,734	2,497,418
#	Gentrack Group, Ltd.	111,983	95,222
#	Hallenstein Glasson Holdings, Ltd.	87,955	200,594
	Heartland Group Holdings, Ltd.	1,547,556	1,353,112
	Infratil, Ltd.	1,820,707	5,846,904
	Kathmandu Holdings, Ltd.	625,339	472,877
	Mainfreight, Ltd.	311,983	9,750,978
	Mercury NZ, Ltd.	559,819	1,740,442
	Meridian Energy, Ltd.	591,256	1,919,676
	Metlifecare, Ltd.	474,165	1,857,952
	New Zealand Refining Co., Ltd. (The)	356,424	168,410
#*	NZME, Ltd.	1,016,313	162,982
#	NZX, Ltd.	481,244	466,776
	Oceania Healthcare, Ltd.	15,917	10,671
*	Pacific Edge, Ltd.	20,054	9,997
	PGG Wrightson, Ltd.	15,190	28,343
#	Port of Tauranga, Ltd.	519,138	2,662,742
*	Pushpay Holdings, Ltd.	100,550	531,533
*	Restaurant Brands New Zealand, Ltd.	104,488	828,556
	Ryman Healthcare, Ltd.	531,629	4,718,727
	Sanford, Ltd.	47,374	204,667
	Scales Corp., Ltd.	251,949	878,874
	Skellerup Holdings, Ltd.	462,083	748,385
#*	SKY Network Television, Ltd.	16,693,048	1,430,406
	SKYCITY Entertainment Group, Ltd.	2,810,731	4,653,827
	Spark New Zealand, Ltd.	3,405,015	11,158,693
#	Steel & Tube Holdings, Ltd.	731,601	270,621
	Summerset Group Holdings, Ltd.	1,109,823	5,803,623
*	Synlait Milk, Ltd.	123,799	566,617
#	Tourism Holdings, Ltd.	732,849	916,139
*	TOWER, Ltd.	1,358,907	541,193
	Trustpower, Ltd.	141,110	621,470
	Vector, Ltd.	418,712	1,083,206

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Vista Group International, Ltd.	5,893	$4,997
	Warehouse Group, Ltd. (The)	195,063	268,436
	Z Energy, Ltd.	1,694,807	3,170,609
TOTAL NEW ZEALAND			139,867,611
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	2,153,116	992,451
#*	Adevinta ASA, Class B	47,090	753,786
	AF Gruppen ASA	38,378	737,518
#*	Akastor ASA	705,716	468,249
#	Aker ASA, Class A	33,691	1,435,063
#	Aker BP ASA	318,898	6,072,478
#*	Aker Solutions ASA	586,527	958,260
	American Shipping Co. ASA	225,981	661,855
*	Archer, Ltd.	425,710	98,824
	Atea ASA	375,218	4,356,708
	Austevoll Seafood ASA	403,053	3,406,781
#	Avance Gas Holding, Ltd.	305,881	716,459
#*	Axactor SE	516,622	388,239
*	B2Holding ASA	20,414	10,529
*	Bakkafrost P/F	32,862	2,004,723
	Bonheur ASA	99,039	2,334,381
	Borregaard ASA	499,645	6,664,933
#*	BW Energy, Ltd.	134,640	253,891
	BW LPG, Ltd.	588,577	2,436,844
	BW Offshore, Ltd.	647,507	2,255,096
*	DNB ASA	945,566	14,523,276
	DNO ASA	3,689,941	2,343,723
	Entra ASA	167,107	2,359,033
	Equinor ASA	1,582,273	23,723,242
#	Equinor ASA, Sponsored ADR	567,569	8,462,454
	Europris ASA	551,975	2,713,596
	Fjordkraft Holding ASA	22,615	201,196
#	FLEX LNG, Ltd.	41,173	228,278
#	Frontline, Ltd.	358,128	2,888,291
*	Gjensidige Forsikring ASA	120,560	2,478,459
#	Golar LNG, Ltd.	19,800	148,500
	Grieg Seafood ASA	394,106	3,988,395
#*	Hexagon Composites ASA	222,565	1,171,907
#	Hoegh LNG Holdings, Ltd.	39,614	47,924
	Itera ASA	52,344	68,286
#*	Kongsberg Automotive ASA	18,124,103	298,953
	Kongsberg Gruppen ASA	110,745	1,680,583
#*	Kvaerner ASA	745,225	792,752
	Leroy Seafood Group ASA	287,244	1,665,289
#	Mowi ASA	438,512	7,963,870
#*	NEL ASA	1,897,216	3,954,906
#*	Nordic Nanovector ASA	56,294	137,281
*	Nordic Semiconductor ASA	114,609	1,136,625
*	Norsk Hydro ASA	2,263,338	6,393,310
	Norway Royal Salmon ASA	78,587	1,951,824
*	Norwegian Air Shuttle ASA	10,852	2,730
*	Norwegian Finans Holding ASA	559,086	4,176,617
	Norwegian Property ASA	9,501	12,029
#	Ocean Yield ASA	317,215	777,247
#*	Odfjell Drilling, Ltd.	352,086	439,645
*	Odfjell SE, Class A	47,975	108,977
*	Olav Thon Eiendomsselskap ASA	20,080	338,393
	Orkla ASA	365,420	3,594,209

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Otello Corp. ASA	425,202	$587,929
*	Panoro Energy ASA	26,622	29,599
*	PGS ASA	1,860,752	663,494
*	PhotoCure ASA	3,525	28,532
#*	Protector Forsikring ASA	190,142	917,953
#*	REC Silicon ASA	1,662,567	652,994
*	Salmar ASA	75,927	3,611,164
*	Sbanken ASA	66,959	483,014
	Scatec Solar ASA	238,073	4,149,788
#*	Schibsted ASA, Class A	43,207	1,567,485
*	Schibsted ASA, Class B	46,370	1,516,805
	Selvaag Bolig ASA	187,665	1,045,129
*	Solon Eiendom ASA	46,042	150,495
*	SpareBank 1 SR-Bank ASA	591,179	4,688,621
	Stolt-Nielsen, Ltd.	126,582	1,139,673
*	Storebrand ASA	1,679,129	9,188,796
*	Subsea 7 SA	796,237	6,099,768
#	Telenor ASA	526,041	8,131,953
#	TGS NOPEC Geophysical Co. ASA	427,417	6,362,302
*	Tomra Systems ASA	327,758	13,494,733
	Treasure ASA	264,434	303,972
*	Veidekke ASA	304,028	4,135,264
*	Wallenius Wilhelmsen ASA	181,598	269,338
	Wilh Wilhelmsen Holding ASA, Class A	48,941	604,771
#*	XXL ASA	304,506	733,605
	Yara International ASA	216,845	9,147,361
TOTAL NORWAY			217,483,406
PORTUGAL — (0.2%)
#	Altri SGPS SA	501,595	2,481,486
#*	Banco Comercial Portugues SA, Class R	19,365,605	2,233,337
*	Banco Espirito Santo SA	3,375,184	0
#*	CTT-Correios de Portugal SA	546,469	1,459,166
	EDP - Energias de Portugal SA	1,513,448	7,606,728
#	EDP - Energias de Portugal SA, Sponsored ADR	7,202	380,554
	EDP Renovaveis SA	607,371	9,925,533
	Galp Energia SGPS SA	833,384	8,726,199
	Jeronimo Martins SGPS SA	640,853	10,744,710
#*	Mota-Engil SGPS SA	644,243	887,383
#	Navigator Co. SA (The)	1,098,411	2,725,400
	NOS SGPS SA	1,575,603	6,963,053
	Novabase SGPS SA	12,258	46,476
	REN - Redes Energeticas Nacionais SGPS SA	1,006,275	2,894,758
	Semapa-Sociedade de Investimento e Gestao	166,947	1,501,839
*	Sonae Capital SGPS SA	448,043	252,830
	Sonae SGPS SA	4,666,221	3,262,087
TOTAL PORTUGAL			62,091,539
SINGAPORE — (0.9%)
*	Abterra, Ltd.	189,000	1,004
	Accordia Golf Trust	1,937,600	938,587
	AEM Holdings, Ltd.	954,600	2,549,364
	Amara Holdings, Ltd.	248,000	61,253
	Ascendas India Trust	1,689,300	1,729,216
#	Avarga, Ltd.	1,027,400	109,462
*	Banyan Tree Holdings, Ltd.	834,700	131,081
#	Best World International, Ltd.	1,252,500	230,445
*	Bonvests Holdings, Ltd.	51,600	33,944

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Boustead Projects, Ltd.	147,404	$83,783
#	Boustead Singapore, Ltd.	1,206,267	625,205
	Bukit Sembawang Estates, Ltd.	554,000	1,519,565
	Bund Center Investment, Ltd.	316,000	114,116
	CapitaLand, Ltd.	2,071,800	4,181,387
#	Centurion Corp., Ltd.	1,091,800	278,120
#	China Aviation Oil Singapore Corp., Ltd.	1,190,400	833,952
#	China Sunsine Chemical Holdings, Ltd.	3,162,900	773,232
#	Chip Eng Seng Corp., Ltd.	2,240,000	728,362
	City Developments, Ltd.	771,400	4,619,619
	Civmec, Ltd.	303,700	79,460
	ComfortDelGro Corp., Ltd.	5,360,269	5,333,027
#*	COSCO Shipping International Singapore Co., Ltd.	1,400,300	202,160
#*	Creative Technology, Ltd.	27,000	56,941
#	CSE Global, Ltd.	1,460,500	510,652
#	Dairy Farm International Holdings, Ltd.	363,900	1,563,546
	DBS Group Holdings, Ltd.	1,190,470	17,197,117
	Del Monte Pacific, Ltd.	1,429,282	136,209
	Delfi, Ltd.	192,800	105,633
*	DMX Technologies Group, Ltd.	256,000	0
#*	Ezion Holdings, Ltd.	16,915,348	99,719
#*	Ezra Holdings, Ltd.	7,898,145	11,841
	Far East Orchard, Ltd.	628,636	443,593
#	First Resources, Ltd.	2,627,600	2,634,538
	Food Empire Holdings, Ltd.	941,600	358,953
	Fragrance Group, Ltd.	1,448,000	122,375
#	Frasers Property, Ltd.	1,089,100	921,366
#	Frencken Group, Ltd.	1,531,700	1,312,398
	Fu Yu Corp., Ltd.	2,511,800	430,750
*	Gallant Venture, Ltd.	2,485,000	208,253
	Genting Singapore, Ltd.	4,413,100	2,367,426
#*	Geo Energy Resources, Ltd.	3,320,700	277,552
	GK Goh Holdings, Ltd.	14,200	7,683
	GL, Ltd.	1,524,400	642,731
	Golden Agri-Resources, Ltd.	26,025,369	2,992,880
#	Golden Energy & Resources, Ltd.	673,700	77,218
	GP Industries, Ltd.	174,000	65,733
#	Great Eastern Holdings, Ltd.	49,000	690,239
	GSH Corp., Ltd.	52,560	7,459
	GuocoLand, Ltd.	817,821	831,180
#*	Halcyon Agri Corp., Ltd.	865,546	147,745
	Haw Par Corp., Ltd.	52,800	357,035
	Hiap Hoe, Ltd.	128,000	62,048
#	Hi-P International, Ltd.	792,700	743,175
	Ho Bee Land, Ltd.	936,500	1,391,175
#	Hong Fok Corp., Ltd.	1,560,588	749,677
	Hong Leong Asia, Ltd.	2,852,000	980,034
	Hong Leong Finance, Ltd.	14,300	23,915
	Hongkong Land Holdings, Ltd.	1,044,700	3,979,467
	Hotel Grand Central, Ltd.	179,659	120,598
	Hour Glass, Ltd. (The)	282,700	139,190
	Hutchison Port Holdings Trust	22,938,300	2,487,292
	Hwa Hong Corp., Ltd.	280,000	53,722
#*	Hyflux, Ltd.	2,064,700	27,100
	iFAST Corp., Ltd.	361,000	469,438
#	IGG, Inc.	4,125,000	4,041,358
#*	Indofood Agri Resources, Ltd.	11,299,700	2,362,649
	InnoTek, Ltd.	87,000	24,332
	Japfa, Ltd.	3,243,580	1,563,314

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Jardine Cycle & Carriage, Ltd.	135,997	$1,994,078
*	Jurong Technologies Industrial Corp., Ltd.	213,200	0
#*	k1 Ventures, Ltd.	657,240	0
	Keppel Corp., Ltd.	2,449,700	9,646,665
	Keppel Infrastructure Trust	7,820,050	3,111,384
	KSH Holdings, Ltd.	555,650	139,653
#	Lian Beng Group, Ltd.	1,715,700	473,809
#	Low Keng Huat Singapore, Ltd.	293,000	80,978
	Lum Chang Holdings, Ltd.	192,900	47,069
	Mandarin Oriental International, Ltd.	81,600	120,763
#	Metro Holdings, Ltd.	1,525,000	826,076
	Mewah International, Inc.	47,900	6,784
#*	Midas Holdings, Ltd.	4,664,147	122,205
#*	mm2 Asia, Ltd.	1,318,000	175,807
	NetLink NBN Trust	1,211,700	849,180
	NSL, Ltd.	75,000	37,864
#	Olam International, Ltd.	1,579,900	1,538,388
	OUE, Ltd.	1,353,000	1,123,290
	Oversea-Chinese Banking Corp., Ltd.	2,096,766	13,133,634
#	Oxley Holdings, Ltd.	5,425,333	853,317
	Pan-United Corp., Ltd.	335,000	70,943
#	Penguin International, Ltd.	479,533	156,630
	Perennial Real Estate Holdings, Ltd.	61,700	42,541
#	Q&M Dental Group Singapore, Ltd.	388,700	131,377
	QAF, Ltd.	1,193,765	675,689
#*	Raffles Education Corp., Ltd.	14,452,727	1,192,497
	Raffles Medical Group, Ltd.	1,104,887	706,002
	Riverstone Holdings, Ltd.	725,600	1,995,874
	SATS, Ltd.	1,746,292	3,500,311
#	SBS Transit, Ltd.	59,400	123,197
	Sembcorp Industries, Ltd.	6,313,300	7,970,109
#*	Sembcorp Marine, Ltd.	1,154,100	320,944
	Sheng Siong Group, Ltd.	2,602,700	3,226,469
#	SHS Holdings, Ltd.	948,600	112,720
#	SIA Engineering Co., Ltd.	257,300	332,792
#	SIIC Environment Holdings, Ltd.	3,411,980	510,074
#	Sinarmas Land, Ltd.	4,408,800	560,158
	Sing Holdings, Ltd.	392,300	106,092
	Singapore Airlines, Ltd.	6,692,000	16,693,589
	Singapore Exchange, Ltd.	1,174,700	7,007,467
	Singapore Post, Ltd.	3,461,416	1,798,128
#	Singapore Press Holdings, Ltd.	2,045,000	1,594,342
	Singapore Reinsurance Corp., Ltd.	55,000	11,020
	Singapore Shipping Corp., Ltd.	137,000	28,067
	Singapore Technologies Engineering, Ltd.	2,281,400	5,456,858
	Singapore Telecommunications, Ltd.	5,059,750	9,182,802
	Stamford Land Corp., Ltd.	1,218,300	303,354
#	StarHub, Ltd.	2,486,410	2,213,562
	Straits Trading Co., Ltd.	14,800	16,679
#	Sunningdale Tech, Ltd.	847,580	625,647
*	SunVic Chemical Holdings, Ltd.	638,600	1,906
#*	Swiber Holdings, Ltd.	1,301,500	19,324
	Tiong Woon Corp. Holding, Ltd.	160,750	43,911
#	Tuan Sing Holdings, Ltd.	3,548,818	714,131
	UMS Holdings, Ltd.	2,151,287	1,578,899
	United Industrial Corp., Ltd.	542,123	827,020
	United Overseas Bank, Ltd.	1,025,789	14,442,607
	United Overseas Insurance, Ltd.	1,900	9,105
	UOB-Kay Hian Holdings, Ltd.	716,215	618,403

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	UOL Group, Ltd.	1,397,988	$6,771,691
	Venture Corp., Ltd.	888,900	11,608,516
	Vicom, Ltd.	9,600	14,999
	Wee Hur Holdings, Ltd.	917,300	120,314
	Wilmar International, Ltd.	404,000	1,365,603
	Wing Tai Holdings, Ltd.	2,220,224	2,765,438
	XP Power, Ltd.	11,538	573,756
	Yangzijiang Shipbuilding Holdings, Ltd.	6,368,200	4,267,366
	Yeo Hiap Seng, Ltd.	63,135	37,157
TOTAL SINGAPORE			225,680,617
SPAIN — (2.0%)
	Acciona SA	186,892	20,747,661
*	Acerinox SA	683,144	5,890,263
	ACS Actividades de Construccion y Servicios SA	601,608	13,955,210
#*	Adveo Group International SA	60,568	6,485
*	Aena SME SA	73,162	9,539,240
	Alantra Partners SA	1,298	16,177
*	Almirall SA	236,598	2,618,661
	Amadeus IT Group SA	356,233	17,788,588
*	Amper SA	3,841,033	698,147
*	Applus Services SA	733,583	5,686,133
	Atresmedia Corp. de Medios de Comunicacion SA	483,464	1,312,277
*	Azkoyen SA	55,415	326,350
	Banco Bilbao Vizcaya Argentaria SA	2,786,482	8,676,324
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	465,803	1,430,015
	Banco de Sabadell SA	20,917,756	7,179,776
*	Banco Santander SA	13,394,582	28,724,307
#*	Banco Santander SA, Sponsored ADR	1,243,263	2,623,285
	Bankia SA	2,116,832	2,697,110
	Bankinter SA	1,012,451	5,263,922
	CaixaBank SA	4,714,766	10,141,685
#*	Caja de Ahorros del Mediterraneo	21,176	0
	Cellnex Telecom SA	245,665	15,460,779
	Cia de Distribucion Integral Logista Holdings SA	254,164	4,745,517
	CIE Automotive SA	310,423	4,910,704
	Construcciones y Auxiliar de Ferrocarriles SA	73,151	2,511,137
	Ebro Foods SA	175,748	3,941,522
#*	eDreams ODIGEO SA	196,236	411,107
	Elecnor SA	48,049	504,757
#	Enagas SA	962,875	24,292,704
#	Ence Energia y Celulosa SA	783,082	2,360,815
	Endesa SA	348,482	9,941,108
	Ercros SA	711,393	1,440,466
	Euskaltel SA	429,723	4,000,628
	Faes Farma SA	1,207,964	5,083,953
	Ferrovial SA	122,591	3,001,877
*	Fluidra SA	170,867	2,829,601
	Fomento de Construcciones y Contratas SA	44,152	380,407
	Gestamp Automocion SA	16,141	38,787
	Global Dominion Access SA	496,169	1,623,985
#	Grifols SA	283,085	8,247,807
	Grupo Catalana Occidente SA	101,887	2,405,669
#*	Grupo Empresarial San Jose SA	88,422	458,900
#*	Grupo Ezentis SA	788,396	267,355
	Iberdrola SA	7,929,856	102,495,651
	Iberdrola SA	180,224	2,318,261
	Iberpapel Gestion SA	6,469	136,463
#*	Indra Sistemas SA	820,851	6,198,492

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Industria de Diseno Textil SA	682,305	$18,079,647
	Laboratorios Farmaceuticos Rovi SA	4,602	158,942
*	Liberbank SA	7,661,199	1,487,393
	Mapfre SA	2,967,401	5,373,390
*	Masmovil Ibercom SA	198,272	5,300,865
*	Mediaset Espana Comunicacion SA	1,212,258	3,965,287
*	Melia Hotels International SA	433,190	1,603,673
	Miquel y Costas & Miquel SA	121,816	1,684,632
#	Naturgy Energy Group SA	717,090	13,343,601
*	Neinor Homes SA	2,439	29,184
#*	Obrascon Huarte Lain SA	720,003	471,233
	Pharma Mar SA	14,264	1,513,618
	Prim SA	5,935	64,887
*	Promotora de Informaciones SA, Class A	1,379,203	701,437
	Prosegur Cia de Seguridad SA	1,241,277	3,298,561
*	Quabit Inmobiliaria SA	130,854	55,864
#*	Realia Business SA	722,094	557,376
	Red Electrica Corp. SA	743,271	14,489,913
	Repsol SA, Sponsored ADR	104,826	818,695
	Repsol SA	2,151,135	16,963,282
	Sacyr SA	2,121,814	4,799,855
	Siemens Gamesa Renewable Energy SA	364,536	8,601,316
*	Solaria Energia y Medio Ambiente SA	163,059	2,472,966
*	Talgo SA	291,387	1,340,664
*	Tecnicas Reunidas SA	84,086	1,056,213
#	Telefonica SA, Sponsored ADR	247,484	1,041,908
	Telefonica SA	5,022,890	21,035,939
*	Tubacex SA	311,537	399,440
*	Unicaja Banco SA	361,111	201,098
	Vidrala SA	60,822	6,669,888
	Viscofan SA	277,148	20,306,190
*	Vocento SA	126,195	98,336
	Zardoya Otis SA	640,423	4,251,358
TOTAL SPAIN			517,566,719
SWEDEN — (3.0%)
*	AAK AB	131,564	2,330,773
	AcadeMedia AB	26,499	192,453
*	Adapteo Oyj	216,372	1,842,252
*	AddLife AB, Class B	125,452	1,755,480
*	AddNode Group AB	809	18,086
	AddTech AB, Class B	197,585	9,261,900
*	AF POYRY AB	324,520	8,330,356
*	Alfa Laval AB	398,739	9,445,418
#	Alimak Group AB	73,926	920,254
*	Arise AB	11,473	46,365
	Arjo AB, Class B	693,317	4,299,479
	Assa Abloy AB, Class B	181,740	4,012,127
	Atlas Copco AB, Class A	564,146	25,043,269
	Atlas Copco AB, Class B	327,827	12,687,771
	Atrium Ljungberg AB, Class B	124,107	1,919,988
*	Attendo AB	69,904	365,757
	Avanza Bank Holding AB	371,655	7,246,891
	Axfood AB	271,797	6,116,300
*	BE Group AB	3,203	11,416
	Beijer Alma AB	153,928	1,856,312
*	Beijer Electronics Group AB	9,204	40,301
	Beijer Ref AB	160,799	6,270,555
	Bergman & Beving AB	126,274	1,157,286

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Betsson AB	768,863	$5,797,281
*	Bilia AB, Class A	686,833	6,645,796
#	BillerudKorsnas AB	577,185	9,221,145
	BioGaia AB, Class B	90,115	5,760,415
*	Biotage AB	219,606	3,980,187
*	Bjorn Borg AB	73,618	119,075
	Boliden AB	715,546	19,540,253
	Bonava AB, Class B	257,539	1,734,960
*	Bravida Holding AB	92,921	1,018,728
*	Bufab AB	124,754	1,622,045
*	Bulten AB	85,234	526,946
	Bure Equity AB	304,205	8,345,536
#*	Byggmax Group AB	428,825	2,297,292
	Castellum AB	268,833	5,781,663
	Catena AB	47,450	1,958,824
	Clas Ohlson AB, Class B	174,296	1,961,617
*	Cloetta AB, Class B	1,150,942	3,182,173
#*	Collector AB	96,549	154,373
*	Coor Service Management Holding AB	81,466	648,766
	Dios Fastigheter AB	329,506	2,233,021
*	Dometic Group AB	1,027,023	10,026,465
*	Doro AB	98,776	430,786
*	Duni AB	125,724	1,233,285
	Dustin Group AB	265,651	1,613,775
	Eastnine AB	116,308	1,528,859
*	Elanders AB, Class B	17,769	131,909
#	Electrolux AB, Class B	644,335	12,109,412
#*	Electrolux Professional AB, Class B	651,360	2,571,636
#	Elekta AB, Class B	454,631	4,685,233
#*	Eltel AB	76,428	168,939
*	Enea AB	45,729	949,669
	Epiroc AB, Class A	553,643	7,741,101
	Epiroc AB, Class B	327,620	4,460,671
#*	Essity AB, Class A	28,522	939,495
*	Essity AB, Class B	650,088	21,449,264
*	eWork Group AB	24,860	200,921
	Fabege AB	175,437	2,250,002
*	Fagerhult AB	133,282	524,991
#*	Fastighets AB Balder, Class B	99,308	4,112,729
#*	Fingerprint Cards AB, Class B	393,204	730,239
	Getinge AB, Class B	437,177	10,559,829
*	Granges AB	448,245	3,620,626
*	Gunnebo AB	423,438	852,436
*	Haldex AB	228,305	838,573
#	Hennes & Mauritz AB, Class B	699,905	10,909,680
*	Hexagon AB, Class B	106,157	6,942,391
*	Hexpol AB	652,920	4,344,262
*	HIQ International AB	268,795	1,624,556
#*	HMS Networks AB	25,383	568,500
#*	Hoist Finance AB	363,973	1,172,678
*	Holmen AB, Class B	278,890	9,611,724
	Hufvudstaden AB, Class A	156,396	2,031,058
*	Humana AB	14,706	88,632
	Husqvarna AB, Class A	104,942	996,488
	Husqvarna AB, Class B	1,103,828	10,563,623
	ICA Gruppen AB	80,309	3,945,038
*	Indutrade AB	206,190	10,442,546
#	International Petroleum Corp.	370,264	713,189
#	Intrum AB	264,978	6,352,852

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	INVISIO AB	1,877	$34,828
*	Inwido AB	294,078	2,755,421
*	ITAB Shop Concept AB, Class B	23,230	37,824
	JM AB	390,280	11,577,408
	Kindred Group P.L.C.	841,467	5,925,485
	Klovern AB, Class B	2,186,674	3,515,780
*	KNOW IT AB	133,891	2,767,133
	Kungsleden AB	600,604	4,857,855
	Lagercrantz Group AB, Class B	238,294	4,815,387
	LeoVegas AB	19,228	89,402
	Lifco AB, Class B	34,666	2,648,617
	Lindab International AB	375,471	5,868,031
*	Loomis AB	547,033	13,071,025
#	Lundin Energy AB	188,014	4,385,542
*	Medicover AB	1,309	16,209
*	Medivir AB, Class B	93,384	166,187
#*	Mekonomen AB	203,996	1,736,464
	Millicom International Cellular SA	196,558	5,916,292
	MIPS AB	13,971	590,376
*	Modern Times Group MTG AB, Class B	103,310	1,409,203
	Momentum Group AB, Class B	110,949	1,783,412
	Mycronic AB	284,010	5,405,785
	NCC AB, Class B	59,733	1,037,410
*	Nederman Holding AB	5,515	72,590
*	Net Insight AB, Class B	554,021	135,917
#*	New Wave Group AB, Class B	294,978	1,224,762
*	Nibe Industrier AB, Class B	209,374	5,037,761
*	Nobia AB	654,068	3,880,601
*	Nobina AB	766,322	4,826,799
*	Nolato AB, Class B	129,594	10,774,177
*	Nordic Entertainment Group AB, Class B	36,222	1,517,658
*	Nordic Waterproofing Holding A.S.	33,630	450,620
	NP3 Fastigheter AB	22,206	233,787
*	Nyfosa AB	464,000	3,472,923
*	OEM International AB, Class B	15,561	430,079
*	Orexo AB	2,136	13,333
*	Pandox AB	196,427	2,479,731
*	Peab AB, Class B	1,126,556	10,574,111
	Platzer Fastigheter Holding AB, Class B	24,269	220,746
#	Pricer AB, Class B	494,193	1,466,862
*	Proact IT Group AB	36,952	777,789
#*	Qliro Group AB	466,637	356,922
*	Ratos AB, Class B	1,595,828	5,710,440
#*	RaySearch Laboratories AB	102,620	1,079,248
#*	Recipharm AB, Class B	170,555	2,743,112
	Resurs Holding AB	207,941	1,044,419
	Rottneros AB	339,573	313,538
#*	Saab AB, Class B	211,462	6,832,093
#	Sagax AB, Class B	155,700	2,358,715
#	Samhallsbyggnadsbolaget i Norden AB	2,283,946	6,226,600
#	Samhallsbyggnadsbolaget i Norden AB, Class D	27,383	88,402
*	Sandvik AB	631,051	11,793,414
#*	SAS AB	1,722,123	1,551,274
*	Scandi Standard AB	300,827	2,243,729
#	Scandic Hotels Group AB	342,584	1,183,878
	Sectra AB, Class B	37,041	2,545,975
#*	Securitas AB, Class B	622,858	9,287,097
*	Semcon AB	51,223	334,558
#*	Sensys Gatso Group AB	1,882,909	272,223

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Sintercast AB	2,304	$38,376
*	Skandinaviska Enskilda Banken AB, Class A	1,403,765	13,581,541
#*	Skandinaviska Enskilda Banken AB, Class C	14,509	147,193
*	Skanska AB, Class B	742,648	14,991,261
	SKF AB, Class A	32,620	606,313
	SKF AB, Class B	1,184,400	21,926,593
#	SkiStar AB	263,849	3,093,865
	SSAB AB, Class A	89,315	262,381
#*	SSAB AB, Class A	740,263	2,186,860
	SSAB AB, Class B, Share, Class B	505,629	1,436,281
*	SSAB AB, Class B	1,548,235	4,401,850
#*	Svenska Cellulosa AB SCA, Class A	43,068	525,287
#*	Svenska Cellulosa AB SCA, Class B	1,193,010	14,488,895
*	Svenska Handelsbanken AB, Class A	1,316,588	12,416,043
#*	Svenska Handelsbanken AB, Class B	30,006	314,084
	Sweco AB, Class B	135,193	7,789,104
*	Swedbank AB, Class A	781,412	12,688,767
	Swedish Match AB	230,668	17,772,679
*	Swedish Orphan Biovitrum AB	205,681	4,322,301
	Systemair AB	19,940	381,001
	Tele2 AB, Class B	325,049	4,611,565
#	Telefonaktiebolaget LM Ericsson, Class A	10,935	138,306
	Telefonaktiebolaget LM Ericsson, Class B	517,664	6,023,056
	Telia Co. AB	4,033,466	15,717,322
	Thule Group AB	291,257	8,663,772
*	Trelleborg AB, Class B	523,354	8,128,004
	Troax Group AB	98,981	1,868,870
*	VBG Group AB, Class B	1,127	16,572
#*	Vitrolife AB	78,047	1,893,546
*	Volvo AB, Class A	375,732	6,486,039
*	Volvo AB, Class B	2,990,796	51,686,258
	Wallenstam AB, Class B	347,593	4,350,428
	Wihlborgs Fastigheter AB	393,158	6,625,524
TOTAL SWEDEN			785,285,843
SWITZERLAND — (7.5%)
	ABB, Ltd.	1,160,016	29,131,889
	Adecco Group AG	641,475	30,312,171
#*	Alcon, Inc.	190,639	11,434,503
*	Alcon, Inc.	541,064	32,701,508
	Allreal Holding AG	77,704	15,459,635
	ALSO Holding AG	31,961	8,432,191
*	ams AG	289,369	4,867,364
*	APG SGA SA	5,349	995,736
#*	Arbonia AG	250,748	2,863,890
#*	Aryzta AG	4,506,042	2,858,108
*	Ascom Holding AG	140,561	1,606,669
#*	Autoneum Holding AG	16,098	1,632,636
	Bachem Holding AG, Class B	6,349	1,911,175
	Baloise Holding AG	164,207	25,053,854
	Banque Cantonale de Geneve	3,672	713,926
	Banque Cantonale Vaudoise	120,580	12,634,557
	Barry Callebaut AG	6,266	13,047,803
	Belimo Holding AG	1,448	11,503,146
	Bell Food Group AG	6,989	1,790,455
	Bellevue Group AG	40,833	1,071,349
	Berner Kantonalbank AG	10,312	2,507,893
	BKW AG	54,229	5,236,829
#	Bobst Group SA	58,454	3,488,022

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bossard Holding AG, Class A	38,059	$6,517,462
	Bucher Industries AG	38,395	12,646,142
	Burckhardt Compression Holding AG	7,677	1,928,828
	Burkhalter Holding AG	18,566	1,205,951
*	Calida Holding AG	8,643	263,945
	Carlo Gavazzi Holding AG	899	157,917
	Cembra Money Bank AG	121,512	13,267,220
	Chocoladefabriken Lindt & Spruengli AG	62	5,315,831
#	Cicor Technologies, Ltd.	7,703	306,673
	Cie Financiere Richemont SA	415,649	25,803,954
	Cie Financiere Tradition SA	2,840	329,927
	Clariant AG	491,307	9,286,011
	Coltene Holding AG	20,543	1,737,085
	Conzzeta AG	5,748	5,331,121
	Credit Suisse Group AG	1,930,668	20,589,171
	Credit Suisse Group AG, Sponsored ADR	383,780	4,052,713
	Daetwyler Holding AG	19,849	4,032,209
	DKSH Holding AG	135,843	8,724,783
	dormakaba Holding AG	14,005	7,843,041
#*	Dottikon Es Holding AG	175	176,204
#*	Dufry AG	190,205	4,856,772
	EFG International AG	544,262	3,599,413
	Emmi AG	9,656	8,721,086
	EMS-Chemie Holding AG	13,831	11,944,040
#	Energiedienst Holding AG	8,178	267,816
*	Evolva Holding SA	883,470	243,053
#*	Feintool International Holding AG	11,244	555,273
#*	Fenix Outdoor International AG	4,472	497,938
*	Flughafen Zurich AG	108,701	13,780,980
	Forbo Holding AG	5,240	8,172,473
*	GAM Holding AG	1,142,022	2,800,237
	Geberit AG	59,452	32,812,550
	Georg Fischer AG	25,402	23,339,289
	Givaudan SA	5,241	21,706,745
	Gurit Holding AG	2,418	4,314,638
	Helvetia Holding AG	182,883	16,574,024
*	Hiag Immobilien Holding AG	1,481	143,624
#*	HOCHDORF Holding AG	4,528	361,042
	Huber & Suhner AG	51,708	4,025,426
	Implenia AG	82,422	3,625,344
*	Ina Invest Holding AG	16,484	342,467
	Inficon Holding AG	9,069	7,470,174
	Interroll Holding AG	3,126	7,393,424
	Intershop Holding AG	5,372	3,285,334
	Investis Holding SA	2,592	233,210
	IWG P.L.C.	4,444,107	13,360,244
	Julius Baer Group, Ltd.	801,634	35,191,641
*	Jungfraubahn Holding AG	2,116	289,548
	Kardex Holding AG	45,390	7,913,778
#*	Komax Holding AG	23,384	3,414,194
#	Kudelski SA	184,312	675,585
*	Kuehne + Nagel International AG	83,859	14,456,191
	LafargeHolcim, Ltd.	547,013	25,879,422
	LafargeHolcim, Ltd.	170,271	7,947,668
#*	Lastminute.com NV	17,260	383,436
	LEM Holding SA	2,492	3,899,323
	Liechtensteinische Landesbank AG	31,546	1,914,447
	Logitech International SA	377,320	27,524,878
#	Logitech International SA	159,615	11,687,010

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Lonza Group AG	63,045	$39,424,247
	Luzerner Kantonalbank AG	8,539	3,546,800
*	Meier Tobler Group AG	9,351	93,221
	Metall Zug AG	585	800,199
#*	Meyer Burger Technology AG	2,190,426	334,378
*	Mikron Holding AG	51,263	282,076
	Mobilezone Holding AG	179,391	1,438,309
	Mobimo Holding AG	39,810	11,151,420
	Nestle SA	2,748,677	326,877,345
	Novartis AG, Sponsored ADR	953,193	78,295,273
	Novartis AG	344,656	28,388,358
	OC Oerlikon Corp. AG	1,256,699	10,546,315
#*	Orascom Development Holding AG	59,619	560,695
#	Orell Fuessli AG	613	59,689
	Orior AG	25,500	2,090,381
	Partners Group Holding AG	29,533	28,608,829
	Phoenix Mecano AG	1,664	605,975
	Plazza AG, Class A	2,576	791,530
	PSP Swiss Property AG	120,391	13,374,102
	Rieter Holding AG	19,521	1,600,487
	Roche Holding AG	24,321	8,383,055
	Roche Holding AG	634,350	219,711,242
	Romande Energie Holding SA	544	621,684
	Schaffner Holding AG	1,819	349,616
	Schindler Holding AG	25,948	6,493,597
#*	Schmolz + Bickenbach AG	2,339,162	422,625
	Schweiter Technologies AG	5,770	7,155,716
	SFS Group AG	80,464	7,600,726
	SGS SA	9,015	23,608,982
	Siegfried Holding AG	23,897	12,486,177
	SIG Combibloc Group AG	84,665	1,481,152
	Sika AG	258,120	56,717,234
*	Sonova Holding AG	62,052	14,030,207
	St Galler Kantonalbank AG	7,817	3,534,825
#	Straumann Holding AG	5,381	5,330,422
	Sulzer AG	110,231	9,140,506
	Sunrise Communications Group AG	297,926	27,788,071
#	Swatch Group AG (The)	60,388	12,660,189
	Swatch Group AG (The)	104,250	4,158,234
	Swiss Life Holding AG	65,923	24,091,007
	Swiss Prime Site AG	277,855	25,358,026
#	Swiss Re AG	259,885	20,507,288
	Swisscom AG	97,290	51,715,980
	Swissquote Group Holding SA	48,401	4,527,844
#	Temenos AG	174,866	25,842,100
	Thurgauer Kantonalbank	1,440	164,230
#*	Tornos Holding AG	25,100	108,361
	TX Group AG	5,982	438,811
	u-blox Holding AG	46,946	3,410,640
	UBS Group AG	2,371,988	27,943,863
#*	UBS Group AG	893,911	10,440,880
	Valiant Holding AG	63,040	5,873,944
*	Valora Holding AG	22,808	3,735,933
	VAT Group AG	90,502	17,257,770
	Vaudoise Assurances Holding SA	4,205	2,122,267
*	Vetropack Holding AG	34,850	1,940,161
	Vifor Pharma AG	108,165	15,267,196
#*	Von Roll Holding AG	106,896	97,033
	Vontobel Holding AG	141,230	10,328,148

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	VP Bank AG	15,147	$1,947,351
	VZ Holding AG	27,325	2,157,282
*	V-ZUG Holding AG	5,850	473,348
	Walliser Kantonalbank	1,730	200,539
	Warteck Invest AG	94	219,920
#	Ypsomed Holding AG	13,559	1,990,471
	Zehnder Group AG	47,987	2,108,041
	Zug Estates Holding AG, Class B	294	627,748
	Zuger Kantonalbank AG	180	1,220,369
	Zurich Insurance Group AG	114,447	42,322,812
TOTAL SWITZERLAND			1,961,358,486
UNITED KINGDOM — (12.2%)
	3i Group P.L.C.	1,810,267	20,837,044
	4imprint Group P.L.C.	9,983	309,778
	888 Holdings P.L.C.	1,292,347	3,104,495
	A.G. Barr P.L.C.	369,141	2,073,888
#	AA P.L.C.	1,987,570	616,014
	Admiral Group P.L.C.	344,764	10,751,366
#*	Afren P.L.C.	2,504,224	0
	Aggreko P.L.C.	1,362,554	6,837,099
#	Air Partner P.L.C.	65,873	75,863
	AJ Bell P.L.C.	3,983	22,395
	Alliance Pharma P.L.C.	36,599	34,441
	Allied Minds P.L.C.	24,540	12,995
	Anglo American P.L.C.	826,414	20,005,893
	Anglo Pacific Group P.L.C.	516,225	803,290
	Anglo-Eastern Plantations P.L.C.	16,018	98,921
	Antofagasta P.L.C.	827,701	11,004,955
#	Arrow Global Group P.L.C.	847,110	837,152
	Ascential P.L.C.	20,467	71,934
#	Ashmore Group P.L.C.	1,289,251	6,595,396
	Ashtead Group P.L.C.	958,609	30,525,725
*	ASOS P.L.C.	17,645	771,856
	Associated British Foods P.L.C.	362,725	8,307,929
	AstraZeneca P.L.C., Sponsored ADR	1,444,584	80,578,896
	AstraZeneca P.L.C.	290,220	32,063,387
	Auto Trader Group P.L.C.	2,803,643	19,584,893
	Avast P.L.C.	221,927	1,663,946
	AVEVA Group P.L.C.	30,017	1,619,968
	Aviva P.L.C.	7,181,142	24,696,329
	Avon Rubber P.L.C.	69,625	3,031,973
	B&M European Value Retail SA	4,285,480	25,765,482
	Babcock International Group P.L.C.	1,745,262	6,574,896
	BAE Systems P.L.C.	4,442,831	28,473,666
	Bakkavor Group P.L.C.	14,017	11,597
	Balfour Beatty P.L.C.	1,434,746	4,503,360
*	Bank of Georgia Group P.L.C.	159,458	1,622,160
#	Barclays P.L.C., Sponsored ADR	3,803,219	19,928,868
	Barratt Developments P.L.C.	1,873,450	12,444,694
	Beazley P.L.C.	1,547,153	8,427,988
	Bellway P.L.C.	618,535	20,482,813
	Berkeley Group Holdings P.L.C.	322,990	18,740,153
	BHP Group P.L.C., ADR	721,817	31,550,621
	BHP Group P.L.C.	1,655,835	35,804,805
	Biffa P.L.C.	12,170	32,368
	Bloomsbury Publishing P.L.C.	87,999	235,609
	Bodycote P.L.C.	1,291,917	9,426,151
*	Boohoo Group P.L.C.	993,682	3,362,008

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	BP P.L.C., Sponsored ADR	3,919,514	$86,386,089
	Braemar Shipping Services P.L.C.	71,897	126,409
	Brewin Dolphin Holdings P.L.C.	1,630,553	5,580,500
#	British American Tobacco P.L.C., Sponsored ADR	304,542	10,217,384
	British American Tobacco P.L.C.	1,148,738	37,963,852
	Britvic P.L.C.	1,592,483	16,552,080
	BT Group P.L.C.	14,574,643	18,727,682
	Bunzl P.L.C.	284,399	8,146,901
	Burberry Group P.L.C.	862,728	14,057,091
	Burford Capital, Ltd.	117,458	823,844
*	Cairn Energy P.L.C.	4,081,418	6,348,807
*	Capita P.L.C.	1,367,959	613,250
	Capital & Counties Properties P.L.C.	1,953,571	3,575,639
	Card Factory P.L.C.	1,673,313	943,568
	CareTech Holdings P.L.C.	44,800	249,318
	Carnival P.L.C.	18,870	204,090
#	Carnival P.L.C., ADR	128,398	1,443,194
	Carr's Group P.L.C.	38,739	65,354
	Castings P.L.C.	57,646	259,401
	Centamin P.L.C.	7,769,534	20,798,506
	Centaur Media P.L.C.	126,418	33,970
	Central Asia Metals P.L.C.	18,096	39,401
	Centrica P.L.C.	15,040,499	9,483,282
	Charles Stanley Group P.L.C.	6,583	21,555
	Chemring Group P.L.C.	926,852	2,861,682
	Chesnara P.L.C.	221,914	833,074
	Cineworld Group P.L.C.	5,262,970	2,645,821
*	Circassia Group P.L.C.	71,546	22,434
	Clarkson P.L.C.	83,511	2,243,357
	Clinigen Group P.L.C.	5,066	46,527
	Clipper Logistics P.L.C.	37,734	165,065
	Close Brothers Group P.L.C.	778,671	11,158,174
	CLS Holdings P.L.C.	176,175	449,293
	CMC Markets P.L.C.	698,282	2,929,670
	Coats Group P.L.C.	24,741	18,317
	Coca-Cola HBC AG	415,356	10,813,281
	Compass Group P.L.C.	1,278,365	17,589,275
	Computacenter P.L.C.	539,478	13,935,199
*	Concentric AB	239,555	4,097,033
	ConvaTec Group P.L.C.	1,731,776	4,602,476
#	Costain Group P.L.C.	707,971	562,901
	Countryside Properties P.L.C.	289,093	1,067,299
	Cranswick P.L.C.	272,806	12,706,266
	Crest Nicholson Holdings P.L.C.	1,330,896	3,248,844
	Croda International P.L.C.	289,494	21,606,177
	CVS Group P.L.C.	16,294	242,932
	Daily Mail & General Trust P.L.C., Class A	304,399	2,506,871
	Dart Group P.L.C.	10,175	85,745
	DCC P.L.C.	69,050	6,139,966
#	De La Rue P.L.C.	645,724	1,088,925
#*	Debenhams P.L.C.	21,462,104	0
	Dechra Pharmaceuticals P.L.C.	7,338	273,071
	Devro P.L.C.	993,666	2,117,217
	DFS Furniture P.L.C.	18,998	37,343
#	Diageo P.L.C., Sponsored ADR	204,369	30,091,292
	Diageo P.L.C.	319,548	11,692,459
*	Dialight P.L.C.	28,755	119,260
*	Dialog Semiconductor P.L.C.	277,333	12,999,965
#*	Dignity P.L.C.	242,120	1,029,101

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Diploma P.L.C.	593,219	$14,045,739
	Direct Line Insurance Group P.L.C.	7,516,303	29,085,705
	DiscoverIE Group P.L.C.	133,195	1,033,875
	Dixons Carphone P.L.C.	4,622,824	4,451,537
#	Domino's Pizza Group P.L.C.	2,033,201	8,455,940
	Drax Group P.L.C.	1,995,880	7,263,462
	DS Smith P.L.C.	4,797,195	16,222,256
	Dunelm Group P.L.C.	442,590	7,101,701
	Dyson Group P.L.C.	3,999	25
	easyJet P.L.C.	549,566	3,534,621
	Electrocomponents P.L.C.	1,801,733	15,433,847
	Elementis P.L.C.	2,668,336	2,226,085
	EMIS Group P.L.C.	24,473	318,335
#*	EnQuest P.L.C.	7,409,300	1,276,232
	Epwin Group P.L.C.	9,451	8,113
	Equiniti Group P.L.C.	340,558	569,016
	Essentra P.L.C.	771,718	3,052,701
	Euromoney Institutional Investor P.L.C.	195,605	2,027,543
	Evraz P.L.C.	1,461,075	5,410,295
	Experian P.L.C.	715,099	24,978,485
	FDM Group Holdings P.L.C.	51,178	619,714
	Ferguson P.L.C.	237,763	20,959,620
	Ferrexpo P.L.C.	2,807,721	6,496,931
	Fevertree Drinks P.L.C.	154,339	4,398,117
*	Firstgroup P.L.C.	8,015,941	3,724,327
	Forterra P.L.C.	327,376	659,629
*	Foxtons Group P.L.C.	378,407	176,159
*	Frasers Group P.L.C.	1,211,620	3,947,504
#	Fresnillo P.L.C.	235,481	3,824,303
*	Frontier Developments P.L.C.	1,010	25,682
	Fuller Smith & Turner P.L.C., Class A	44,042	341,195
#	G4S P.L.C.	5,883,030	10,929,159
	Galliford Try Holdings P.L.C.	589,683	730,858
	Games Workshop Group P.L.C.	112,202	12,878,440
*	Gamesys Group P.L.C.	156,570	1,895,194
	Gamma Communications P.L.C.	8,186	169,833
*	Gem Diamonds, Ltd.	2,071,124	651,185
#	Genel Energy P.L.C.	212,767	398,233
	Genus P.L.C.	130,984	5,845,488
*	Georgia Capital P.L.C.	120,349	573,085
#	GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	41,538,995
	GlaxoSmithKline P.L.C.	1,782,898	35,515,877
	Glencore P.L.C.	14,510,014	33,206,942
	Go-Ahead Group P.L.C. (The)	337,189	2,762,093
	GoCo Group P.L.C.	1,063,669	1,419,012
	Goodwin P.L.C.	1,013	41,578
	Grafton Group P.L.C.	548,079	4,588,765
	Grainger P.L.C.	2,463,789	9,343,355
	Greggs P.L.C.	765,952	11,911,661
	Gulf Keystone Petroleum, Ltd.	587,042	706,138
	GVC Holdings P.L.C.	1,264,750	10,945,771
	Gym Group P.L.C. (The)	48,375	84,767
	Halfords Group P.L.C.	1,023,503	1,960,939
	Halma P.L.C.	498,115	14,148,367
	Hargreaves Lansdown P.L.C.	360,531	8,182,151
	Hastings Group Holdings P.L.C.	602,578	1,639,206
	Hays P.L.C.	11,376,356	16,198,629
	Headlam Group P.L.C.	175,154	633,255
	Helical P.L.C.	1,724,124	6,919,722

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Henry Boot P.L.C.	72,332	$237,183
	Highland Gold Mining, Ltd.	62,672	245,641
	Hikma Pharmaceuticals P.L.C.	249,361	6,987,328
	Hill & Smith Holdings P.L.C.	452,206	7,129,340
	Hilton Food Group P.L.C.	15,354	221,160
	Hiscox, Ltd.	915,681	9,343,582
	Hochschild Mining P.L.C.	1,648,218	5,840,552
	Hollywood Bowl Group P.L.C.	4,176	7,400
	HomeServe P.L.C.	1,463,100	25,329,039
*	Horizon Discovery Group P.L.C.	5,967	7,586
	Howden Joinery Group P.L.C.	3,084,990	19,686,727
	HSBC Holdings P.L.C.	207,946	936,343
#	HSBC Holdings P.L.C., Sponsored ADR	3,163,564	71,654,725
	Hunting P.L.C.	762,165	1,773,357
*	Hurricane Energy P.L.C.	67,830	5,436
#	Hyve Group P.L.C.	942,380	991,049
	Ibstock P.L.C.	1,499,186	3,103,103
	IG Group Holdings P.L.C.	1,880,107	17,969,343
	IMI P.L.C.	2,022,525	27,479,872
	Imperial Brands P.L.C., Sponsored ADR	25,186	421,866
	Imperial Brands P.L.C.	884,863	14,742,523
	Inchcape P.L.C.	2,784,551	15,599,262
*	Indivior P.L.C.	2,728,509	4,936,862
	Informa P.L.C.	1,359,774	6,447,486
#	InterContinental Hotels Group P.L.C., ADR	77,860	3,630,616
	InterContinental Hotels Group P.L.C.	123,307	5,679,636
	Intermediate Capital Group P.L.C.	670,538	11,737,107
#	International Consolidated Airlines Group SA	2,272,804	4,898,627
*	International Ferro Metals, Ltd.	20,587	0
	International Personal Finance P.L.C.	630,793	451,917
#*	Interserve P.L.C.	453,748	0
	Intertek Group P.L.C.	279,035	19,624,259
	Investec P.L.C.	2,214,441	4,337,905
	iomart Group P.L.C.	12,468	57,014
*	IP Group P.L.C.	1,030,432	895,455
	ITV P.L.C.	7,621,220	5,620,029
	J D Wetherspoon P.L.C.	782,560	8,669,256
	J Sainsbury P.L.C.	5,426,753	13,226,832
	James Fisher & Sons P.L.C.	189,337	2,851,466
	JD Sports Fashion P.L.C.	1,795,078	14,190,753
	John Laing Group P.L.C.	285,279	1,102,848
#	John Menzies P.L.C.	457,840	648,401
	John Wood Group P.L.C.	2,160,500	5,370,456
	Johnson Matthey P.L.C.	312,208	9,116,677
	Johnson Service Group P.L.C.	12,404	14,939
	Jupiter Fund Management P.L.C.	2,419,222	7,155,300
*	Just Group P.L.C.	3,708,166	2,173,204
	Kainos Group P.L.C.	51,777	744,651
#	KAZ Minerals P.L.C.	1,421,077	9,908,281
	Keller Group P.L.C.	353,577	2,588,334
#*	Kier Group P.L.C.	475,341	397,972
	Kin & Carta P.L.C.	930,165	639,504
	Kingfisher P.L.C.	6,560,811	20,732,749
*	Lamprell P.L.C.	1,770,275	608,430
	Lancashire Holdings, Ltd.	828,334	8,384,483
	Legal & General Group P.L.C.	11,152,066	30,872,036
*	Liberty Global P.L.C., Class A	115,018	2,691,996
*	Liberty Global P.L.C., Class C	281,606	6,409,353
	Liontrust Asset Management P.L.C.	12,046	194,222

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Lloyds Banking Group P.L.C.	69,251,606	$23,594,744
#	Lloyds Banking Group P.L.C., ADR	1,048,553	1,384,090
	London Stock Exchange Group P.L.C.	151,431	16,726,934
	Lookers P.L.C.	1,312,659	360,837
	LSL Property Services P.L.C.	36,872	92,354
	Luceco P.L.C.	14,943	27,654
	M&G P.L.C.	894,506	1,872,151
	Man Group P.L.C.	8,173,302	13,186,174
	Marks & Spencer Group P.L.C.	8,691,704	10,704,487
	Marshalls P.L.C.	1,358,279	10,532,322
	Marston's P.L.C.	8,017,186	4,227,603
	McBride P.L.C.	899,308	707,296
*	McCarthy & Stone P.L.C.	357,027	309,524
	McColl's Retail Group P.L.C.	28,533	13,871
	Mears Group P.L.C.	621,761	1,121,980
	Mediclinic International P.L.C.	729,605	2,553,045
	Meggitt P.L.C.	2,930,961	10,240,539
	Melrose Industries P.L.C.	8,325,268	9,192,916
	Micro Focus International P.L.C.	612,282	2,204,262
*	Mitchells & Butlers P.L.C.	1,111,412	2,236,399
#	Mitie Group P.L.C.	6,019,136	2,555,601
	MJ Gleeson P.L.C.	21,907	176,610
	Mondi P.L.C.	795,990	14,099,124
	Moneysupermarket.com Group P.L.C.	2,282,898	8,745,849
	Morgan Advanced Materials P.L.C.	1,640,227	4,669,950
#	Morgan Sindall Group P.L.C.	134,009	1,821,739
	Motorpoint group P.L.C.	41,368	133,978
#	N Brown Group P.L.C.	1,816,957	792,018
	Naked Wines P.L.C.	16,192	88,804
	National Express Group P.L.C.	2,386,658	4,748,785
	National Grid P.L.C.	57,466	674,185
#	National Grid P.L.C., Sponsored ADR	243,623	14,400,556
	Natwest Group P.L.C.	1,148,855	1,582,220
#	Natwest Group P.L.C., Sponsored ADR	1,345,091	3,712,451
	NCC Group P.L.C.	129,231	290,758
*	New World Resources P.L.C., Class A	46,188	0
	Next P.L.C.	197,613	13,947,907
*	Ninety One P.L.C.	1,107,220	3,117,186
*	NMC Health P.L.C.	58,860	17,629
	Norcros P.L.C.	9,631	19,703
	Numis Corp. P.L.C.	27,715	103,142
*	Ocado Group P.L.C.	57,908	1,551,346
	On the Beach Group P.L.C.	447,698	1,626,323
	OneSavings Bank P.L.C.	941,180	2,909,652
	Oxford Instruments P.L.C.	213,371	3,746,150
	Pagegroup P.L.C.	2,106,718	9,645,731
	Pan African Resources P.L.C.	286,223	92,487
	Paragon Banking Group P.L.C.	1,222,630	5,012,215
	PayPoint P.L.C.	199,262	1,572,904
	Pearson P.L.C.	1,315,519	9,039,189
	Pearson P.L.C., Sponsored ADR	598,552	4,189,864
*	Pendragon P.L.C.	4,877,006	524,739
	Pennon Group P.L.C.	1,201,544	16,602,922
*	Persimmon P.L.C.	858,661	26,807,564
*	Petra Diamonds, Ltd.	4,736,476	74,686
#	Petrofac, Ltd.	1,588,280	2,893,596
#*	Petropavlovsk P.L.C.	10,188,990	4,778,319
	Pets at Home Group P.L.C.	1,730,400	7,065,483
*	Pharos Energy P.L.C.	1,875,811	342,568

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Phoenix Group Holdings P.L.C.	2,004,762	$17,215,485
	Photo-Me International P.L.C.	1,384,295	817,579
	Playtech P.L.C.	1,538,618	6,019,369
	Plus500, Ltd.	17,718	274,643
	Polar Capital Holdings P.L.C.	1,881	11,589
	Polypipe Group P.L.C.	933,179	4,920,871
*	Premier Foods P.L.C.	14,425,899	16,254,936
#*	Premier Oil P.L.C.	6,950,547	3,271,163
	Provident Financial P.L.C.	616,525	1,332,070
#	Prudential P.L.C., ADR	450,688	13,074,459
*	PureTech Health P.L.C.	3,662	13,110
	PZ Cussons P.L.C.	894,582	2,221,483
	QinetiQ Group P.L.C.	3,133,242	12,542,122
	Quilter P.L.C.	3,910,260	7,442,809
	Rank Group P.L.C.	506,807	904,979
	Rathbone Brothers P.L.C.	78,357	1,659,270
*	Raven Property Group, Ltd.	341,860	148,248
	Reach P.L.C.	6,469,293	5,216,306
	Reckitt Benckiser Group P.L.C.	274,626	27,536,620
	Redde Northgate P.L.C.	862,356	1,854,680
	Redrow P.L.C.	1,198,080	6,688,934
#	RELX P.L.C., Sponsored ADR	366,350	7,755,628
	RELX P.L.C.	603,027	12,695,028
	RELX P.L.C.	437,454	9,290,433
	Renew Holdings P.L.C.	5,468	31,297
	Renewi P.L.C.	6,171,757	2,026,251
	Renishaw P.L.C.	134,114	8,494,367
	Rentokil Initial P.L.C.	4,032,481	28,131,995
#	Restaurant Group P.L.C. (The)	2,983,586	1,743,210
#	Rhi Magnesita NV	59,806	1,948,717
	Ricardo P.L.C.	102,063	459,510
	Rightmove P.L.C.	2,490,550	17,973,897
	Rio Tinto P.L.C.	109,785	6,682,852
#	Rio Tinto P.L.C., Sponsored ADR	1,793,636	109,483,541
	RM P.L.C.	39,681	123,674
	Robert Walters P.L.C.	134,687	735,026
	Rolls-Royce Holdings P.L.C.	1,683,997	5,051,744
	Rotork P.L.C.	5,464,115	19,816,831
	Royal Dutch Shell P.L.C., Class A	1,370,292	20,027,601
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,490,318	44,426,380
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,716,768	48,584,534
#	Royal Mail P.L.C.	3,158,503	6,604,960
	RPS Group P.L.C.	998,429	582,217
	RSA Insurance Group P.L.C.	2,218,139	12,380,414
	S&U P.L.C.	2,784	57,805
	Saga P.L.C.	3,257,639	648,968
	Sage Group P.L.C. (The)	816,465	7,748,146
	Savills P.L.C.	1,019,940	10,009,407
	Schroders P.L.C.	153,019	5,909,736
	Schroders P.L.C.	56,921	1,525,330
*	SDL P.L.C.	155,762	947,457
	Senior P.L.C.	2,162,764	1,468,812
*	Serco Group P.L.C.	114,718	238,314
	Severfield P.L.C.	429,085	334,210
#	Severn Trent P.L.C.	518,387	16,519,627
	SIG P.L.C.	3,350,231	1,231,536
	Signature Aviation P.L.C.	2,946,772	8,919,619
	Smith & Nephew P.L.C., Sponsored ADR	33,157	1,319,960
	Smith & Nephew P.L.C.	547,494	10,806,140

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Smiths Group P.L.C.	574,323	$10,117,538
	Softcat P.L.C.	551,062	9,084,792
	Spectris P.L.C.	368,733	12,377,931
	Speedy Hire P.L.C.	1,115,732	735,969
	Spirax-Sarco Engineering P.L.C.	210,354	28,110,637
	Spire Healthcare Group P.L.C.	2,236,727	2,198,914
	Spirent Communications P.L.C.	1,895,400	6,939,586
*	Sportech P.L.C.	232,994	47,187
	SSE P.L.C.	1,933,273	32,792,839
	SSP Group P.L.C.	1,779,025	4,776,386
	St James's Place P.L.C.	2,056,373	25,150,746
	St. Modwen Properties P.L.C.	984,168	3,973,754
	Stagecoach Group P.L.C.	2,977,981	1,849,771
	Standard Chartered P.L.C.	3,226,911	16,134,128
	Standard Life Aberdeen P.L.C.	4,191,130	13,641,393
	SThree P.L.C.	318,978	1,058,688
#	Stobart Group, Ltd.	527,818	175,468
	Stock Spirits Group P.L.C.	184,265	539,373
*	Studio Retail Group P.L.C.	75,920	212,333
	STV Group P.L.C.	60,106	182,141
	Superdry P.L.C.	393,712	598,593
	Synthomer P.L.C.	2,066,412	7,808,128
	T Clarke P.L.C.	26,802	31,564
#	TalkTalk Telecom Group P.L.C.	2,816,459	2,557,804
	Tate & Lyle P.L.C.	3,114,214	26,506,199
	Taylor Wimpey P.L.C.	14,409,351	22,226,810
*	TBC Bank Group P.L.C.	2,298	23,589
#	Ted Baker P.L.C.	264,444	252,849
	Telecom Plus P.L.C.	313,630	5,513,306
*	Telit Communications P.L.C.	8,401	14,915
	Tesco P.L.C.	10,014,102	28,263,225
#*	Thomas Cook Group P.L.C.	8,608,947	0
	Topps Tiles P.L.C.	841,227	467,583
	TP ICAP P.L.C.	5,576,005	24,068,128
	Travis Perkins P.L.C.	1,174,025	16,980,745
	Trifast P.L.C.	104,472	146,171
	TT Electronics P.L.C.	421,512	940,683
	TUI AG	561,525	2,124,701
#	TUI AG	340,866	1,288,567
#	Tullow Oil P.L.C.	9,186,245	3,071,806
	Tyman P.L.C.	26,791	61,597
	U & I Group P.L.C.	730,875	646,297
	UDG Healthcare P.L.C.	455,120	4,225,665
	Ultra Electronics Holdings P.L.C.	499,261	15,429,424
#	Unilever P.L.C., Sponsored ADR	563,607	34,086,951
	Unilever P.L.C.	253,281	15,081,612
	United Utilities Group P.L.C.	1,254,568	14,713,007
	Urban & Civic P.L.C.	18,988	58,697
	Vectura Group P.L.C.	3,754,683	4,861,376
	Vertu Motors P.L.C.	67,901	19,793
	Vesuvius P.L.C.	1,011,431	5,381,988
	Victrex P.L.C.	347,635	8,482,476
#*	Virgin Money UK P.L.C.	2,779,300	3,151,649
	Vistry Group P.L.C.	1,296,839	10,426,522
	Vitec Group P.L.C. (The)	56,176	486,197
	Vodafone Group P.L.C.	25,220,201	37,902,138
	Vodafone Group P.L.C., Sponsored ADR	272,187	4,137,238
	Volex P.L.C.	34,880	61,587
	Volution Group P.L.C.	9,037	19,758

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vp P.L.C.	15,195	$145,310
	Watkin Jones P.L.C.	21,146	38,175
	Weir Group P.L.C (The)	186,619	2,901,825
	WH Smith P.L.C.	472,636	5,809,181
#*	Whitbread P.L.C.	311,988	8,858,499
	William Hill P.L.C.	5,140,360	6,998,398
	Wilmington P.L.C.	150,471	258,321
	Wincanton P.L.C.	360,523	868,127
*	Wizz Air Holdings P.L.C.	2,007	84,170
	Wm Morrison Supermarkets P.L.C.	6,369,802	15,451,395
	WPP P.L.C., Sponsored ADR	136,399	5,087,683
	WPP P.L.C.	1,993,040	14,780,969
#*	Xaar P.L.C.	123,020	135,879
TOTAL UNITED KINGDOM			3,194,477,262
UNITED STATES — (0.1%)
*	Epsilon Energy, Ltd.	10,481	32,178
#*	Golden Star Resources, Ltd.	199,827	892,132
	Ovintiv, Inc.	716,145	6,939,443
#	Ovintiv, Inc.	243,929	2,360,161
	Primo Water Corp.	705,815	10,029,631
	Primo Water Corp.	146,595	2,080,534
*	Samsonite International SA	6,549,600	6,138,828
TOTAL UNITED STATES			28,472,907
TOTAL COMMON STOCKS			24,939,109,603
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Bayerische Motoren Werke AG	140,602	7,145,822
	Biotest AG	46,560	1,187,723
*	Draegerwerk AG & Co. KGaA	44,588	4,202,979
	Fuchs Petrolub SE	181,408	7,921,703
	Henkel AG & Co. KGaA	40,188	3,951,480
*	Jungheinrich AG	343,204	10,482,554
	Porsche Automobil Holding SE	295,931	16,750,568
	Sartorius AG	65,389	25,159,183
	Schaeffler AG	399,694	2,915,969
	Sixt SE	90,052	4,543,350
	STO SE & Co. KGaA	5,782	661,052
	Villeroy & Boch AG	61,622	809,321
*	Volkswagen AG	577,919	84,594,053
TOTAL GERMANY			170,325,757
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#*	Intercell AG Rights 05/16/13	29,444	0
CANADA — (0.0%)
#*	Just Energy Group, Inc. Rights 08/28/20	14,974	4,360
*	Pan American Silver Corp. Rights 02/22/29	2,696,210	2,251,336
#*	Pan American Silver Corp. Rights 02/22/29	617,617	515,710
TOTAL CANADA			2,771,406
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	2,313,181	132,816

International Core Equity Portfolio
CONTINUED
		Shares	Value»

ITALY — (0.0%)
*	Ascopiave SpA Rights 09/30/20	259,519	$0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	2,760,613	0
SPAIN — (0.0%)
*	Cellnex Telecom SA Rights 08/12/20	245,665	1,027,304
SWITZERLAND — (0.0%)
#*	Meier Tobler Group AG Rights 08/31/20	9,351	2,045
TOTAL RIGHTS/WARRANTS			3,933,571
TOTAL INVESTMENT SECURITIES (Cost $24,474,108,561)			25,113,368,931

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	92,616,842	1,071,669,484
TOTAL INVESTMENTS — (100.0%)
(Cost $25,545,539,484)^^			$26,185,038,415
As of July 31, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,397	09/18/20	$210,634,090	$227,955,475	$17,321,385
Total Futures Contracts			$210,634,090	$227,955,475	$17,321,385
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$50,990,630	$1,642,254,485	—	$1,693,245,115
Austria	63,483	122,170,660	—	122,234,143
Belgium	9,489,114	298,793,442	—	308,282,556
Canada	2,368,687,236	13,481,609	—	2,382,168,845
China	—	10,965,099	—	10,965,099
Denmark	38,889,838	520,164,026	—	559,053,864
Finland	—	438,502,827	—	438,502,827
France	57,306,875	1,918,623,186	—	1,975,930,061
Germany	58,928,144	1,650,871,630	—	1,709,799,774
Hong Kong	803,826	646,578,864	—	647,382,690
Ireland	35,614,076	178,244,684	—	213,858,760
Israel	22,838,306	156,088,366	—	178,926,672
Italy	14,791,763	621,429,267	—	636,221,030
Japan	106,810,201	5,871,950,614	—	5,978,760,815
Netherlands	131,497,164	819,995,798	—	951,492,962
New Zealand	257,665	139,609,946	—	139,867,611
Norway	8,999,193	208,484,213	—	217,483,406
Portugal	380,554	61,710,985	—	62,091,539

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$7,459	$225,673,158	—	$225,680,617
Spain	8,232,164	509,334,555	—	517,566,719
Sweden	13,784,214	771,501,629	—	785,285,843
Switzerland	116,726,194	1,844,632,292	—	1,961,358,486
United Kingdom	678,187,230	2,516,290,032	—	3,194,477,262
United States	22,334,079	6,138,828	—	28,472,907
Preferred Stocks
Germany	—	170,325,757	—	170,325,757
Rights/Warrants
Canada	—	2,771,406	—	2,771,406
Hong Kong	—	132,816	—	132,816
Spain	—	1,027,304	—	1,027,304
Switzerland	—	2,045	—	2,045
Securities Lending Collateral	—	1,071,669,484	—	1,071,669,484
Futures Contracts**	17,321,385	—	—	17,321,385
TOTAL	$3,762,940,793	$22,439,419,007	—	$26,202,359,800
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,341,321,175
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,431,446,782
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,513,543,052
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,109,206,857
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	962,209,997
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$10,357,727,863
As of July 31, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	410	09/18/20	$63,286,835	$66,901,750	$3,614,915
Total Futures Contracts			$63,286,835	$66,901,750	$3,614,915
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,357,727,863	—	—	$10,357,727,863
Futures Contracts**	3,614,915	—	—	3,614,915
TOTAL	$10,361,342,778	—	—	$10,361,342,778
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	805,217	$24,269,229
Investment in The Continental Small Company Series of The DFA Investment Trust Company		5,619,215
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		5,544,682
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,075,558
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,990,764
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,439,924
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,262,145
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $44,256,616)^^		$43,201,517
Summary of the Portfolio’s investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$43,201,517	—	—	$43,201,517
TOTAL	$43,201,517	—	—	$43,201,517

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$451,765,824
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$451,765,824
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$356,557,869
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$356,557,869
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$17,357,595
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$17,357,595
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$550,822,157
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$550,822,157
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (92.1%)
AUSTRALIA — (16.9%)
	360 Capital Group, Ltd.	140,572	$86,108
	Abacus Property Group	4,874,655	9,350,026
	ALE Property Group	1,326,340	4,484,234
#	APN Convenience Retail REIT	273,137	678,656
#	APN Industria REIT	988,015	1,728,470
	Arena REIT	2,321,076	3,723,479
#	Aspen Group, Ltd.	1,132,577	825,387
#	Australian Unity Office Fund	289,230	421,546
	Aventus Group	1,508,025	2,264,772
	BWP Trust	6,194,421	16,981,442
	Carindale Property Trust	181,986	400,186
	Centuria Industrial REIT	4,008,140	9,371,569
	Centuria Office REIT	4,134,853	5,510,566
	Charter Hall Group	5,536,002	41,270,766
	Charter Hall Long Wale REIT	5,237,633	17,244,155
	Charter Hall Retail REIT	6,612,528	15,013,934
	Charter Hall Social Infrastructure REIT	4,832,026	8,382,159
#	Cromwell Property Group	22,437,511	14,237,311
	Dexus	12,771,995	77,530,804
	Garda Property Group	143,048	100,613
	GDI Property Group	5,018,306	3,833,814
	Goodman Group	20,965,850	254,915,312
	GPT Group	38,018,670	0
	GPT Group (The)	23,012,158	63,680,280
	Growthpoint Properties Australia, Ltd.	3,350,448	7,671,778
	Hotel Property Investments	1,328,814	2,713,365
	Ingenia Communities Group	5,552,651	18,772,286
	Investec Australia Property Fund	916,153	794,620
	Mirvac Group	45,685,256	67,984,561
	National Storage REIT	15,666,872	20,109,586
	Scentre Group	59,971,555	86,916,419
	Shopping Centres Australasia Property Group	13,799,577	21,236,490
	Stockland	27,176,481	61,421,851
	Vicinity Centres	47,413,906	43,799,526
	Waypoint REIT	4,388,863	7,904,502
TOTAL AUSTRALIA			891,360,573
BELGIUM — (3.5%)
	Aedifica SA	322,057	37,110,023
	Ascencio	15,358	823,509
	Befimmo SA	368,246	16,704,252
	Care Property Invest NV	100,503	3,133,477
	Cofinimmo SA	316,263	45,141,475
	Home Invest Belgium SA	1,661	222,878
	Intervest Offices & Warehouses NV	283,736	7,308,031
	Leasinvest Real Estate SCA	30,843	3,075,375
	Montea C.V.A	81,603	9,064,226
#	Retail Estates NV	114,552	7,320,686
	Warehouses De Pauw CVA	1,663,501	53,535,762
*	Wereldhave Belgium Comm VA	32,666	1,901,604
	Xior Student Housing NV	430	25,579
TOTAL BELGIUM			185,366,877

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (4.8%)
#	Allied Properties Real Estate Investment Trust	743,661	$22,269,023
#	Artis Real Estate Investment Trust	877,712	5,157,037
	Automotive Properties Real Estate Investment Trust	237,373	1,674,699
#	Boardwalk Real Estate Investment Trust	276,877	6,331,511
	BSR Real Estate Investment Trust	56,942	576,253
#	BTB Real Estate Investment Trust	519,300	1,166,966
	Canadian Apartment Properties REIT	1,035,165	37,536,275
#	Choice Properties Real Estate Investment Trust	1,862,781	17,634,154
#	Cominar Real Estate Investment Trust	1,081,663	6,444,190
#	Crombie Real Estate Investment Trust	546,371	5,323,186
#	CT Real Estate Investment Trust	535,416	5,580,206
#	Dream Industrial Real Estate Investment Trust	930,856	7,644,493
	Dream Office Real Estate Investment Trust	405,226	5,956,848
#	First Capital Real Estate Investment Trust	740,544	7,507,998
#	Granite Real Estate Investment Trust	346,975	20,179,441
#	H&R Real Estate Investment Trust	2,034,038	15,261,551
#	Inovalis Real Estate Investment Trust	165,878	982,054
	InterRent Real Estate Investment Trust	779,726	7,951,814
#	Killam Apartment Real Estate Investment Trust	676,831	8,792,310
	Morguard North American Residential Real Estate Investment Trust	300,606	3,498,785
#	Morguard Real Estate Investment Trust	408,264	1,496,567
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,021,444	8,579,077
#	Plaza Retail REIT	470,967	1,163,836
#	PRO Real Estate Investment Trust	214,164	737,091
#	RioCan Real Estate Investment Trust	1,877,099	20,964,875
#	Slate Office REIT	594,578	1,637,980
#	Slate Retail REIT	294,626	2,001,640
#	SmartCentres Real Estate Investment Trust	906,663	13,727,370
#	Summit Industrial Income REIT	834,106	7,503,809
#	True North Commercial Real Estate Investment Trust	604,233	2,666,032
#	WPT Industrial Real Estate Investment Trust	418,977	5,656,190
TOTAL CANADA			253,603,261
CHINA — (0.2%)
*	RREEF China Commercial Trust	1,392,000	0
#	Spring Real Estate Investment Trust	5,750,000	1,796,644
	Yuexiu Real Estate Investment Trust	17,981,000	8,057,498
TOTAL CHINA			9,854,142
FRANCE — (3.9%)
	Acanthe Developpement SA	216,361	104,355
	Altarea SCA	32,392	4,444,142
	ARGAN SA	26,264	2,664,402
#	Carmila SA	181,743	2,151,123
	Cegereal SA	18,365	724,450
	Covivio	621,947	44,698,067
	Gecina SA	582,512	75,564,757
#	ICADE	390,987	25,731,584
#	Klepierre SA	2,425,224	42,001,853
	Mercialys SA	809,076	6,101,503
	Societe de la Tour Eiffel	38,854	1,347,233
TOTAL FRANCE			205,533,469
GERMANY — (0.8%)
*	Alstria office REIT-AG	1,992,058	29,799,226
*	Hamborner REIT AG	1,204,358	12,437,976
TOTAL GERMANY			42,237,202

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (4.5%)
	Champion REIT	24,923,012	$13,223,635
	Fortune Real Estate Investment Trust	17,433,000	15,190,038
	Link REIT	24,928,205	193,419,757
	Prosperity REIT	17,334,000	5,212,494
#	Regal Real Estate Investment Trust	9,567,000	1,382,541
	Sunlight Real Estate Investment Trust	13,640,000	6,374,030
TOTAL HONG KONG			234,802,495
IRELAND — (0.4%)
	Hibernia REIT P.L.C.	7,916,054	10,617,911
	Irish Residential Properties REIT P.L.C.	4,949,114	8,446,150
TOTAL IRELAND			19,064,061
ITALY — (0.1%)
#	COIMA RES SpA	63,787	465,354
#	Immobiliare Grande Distribuzione SIIQ SpA	1,015,423	3,809,151
TOTAL ITALY			4,274,505
JAPAN — (25.3%)
	Activia Properties, Inc.	8,219	27,047,605
#	Advance Residence Investment Corp.	16,198	52,599,514
#	AEON REIT Investment Corp.	18,635	18,377,189
#	Comforia Residential REIT, Inc.	7,574	23,723,048
	CRE Logistics REIT, Inc.	3,131	5,018,578
	Daiwa House REIT Investment Corp.	23,375	60,777,979
	Daiwa Office Investment Corp.	3,875	20,315,257
	Daiwa Securities Living Investments Corp.	22,810	23,065,311
	Frontier Real Estate Investment Corp.	6,118	17,050,882
	Fukuoka REIT Corp.	9,050	10,503,707
	Global One Real Estate Investment Corp.	13,024	11,767,027
#	GLP J-Reit	44,278	73,852,569
	Hankyu Hanshin REIT, Inc.	7,483	8,057,139
	Health Care & Medical Investment Corp.	3,516	3,854,938
	Heiwa Real Estate REIT, Inc.	11,463	11,879,060
	Hoshino Resorts REIT, Inc.	2,816	10,908,118
	Hulic Reit, Inc.	10,944	12,876,676
	Ichigo Hotel REIT Investment Corp.	2,799	1,472,452
#	Ichigo Office REIT Investment	16,297	10,633,777
#	Industrial & Infrastructure Fund Investment Corp.	21,358	40,169,376
	Invesco Office J-Reit, Inc.	116,117	13,699,309
#	Invincible Investment Corp.	75,217	17,177,409
	Japan Excellent, Inc.	15,500	16,375,909
#	Japan Hotel REIT Investment Corp.	54,957	19,935,032
#	Japan Logistics Fund, Inc.	10,613	31,913,265
	Japan Prime Realty Investment Corp.	10,047	26,404,262
	Japan Real Estate Investment Corp.	15,565	79,417,972
	Japan Retail Fund Investment Corp.	32,512	39,092,220
	Kenedix Office Investment Corp.	5,357	29,151,108
#	Kenedix Residential Next Investment Corp.	11,995	21,880,799
	Kenedix Retail REIT Corp.	6,711	11,656,215
	LaSalle Logiport REIT	11,429	20,810,076
	Marimo Regional Revitalization REIT, Inc.	1,915	1,642,117
#	MCUBS MidCity Investment Corp.	21,432	13,964,929
	Mirai Corp.	15,624	4,876,450
	Mitsubishi Estate Logistics REIT Investment Corp.	1,356	6,183,072
#	Mitsui Fudosan Logistics Park, Inc.	3,947	21,542,226
#	Mori Hills REIT Investment Corp.	19,687	25,528,772
#	Mori Trust Hotel Reit, Inc.	3,541	2,902,661

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mori Trust Sogo Reit, Inc.	12,785	$14,923,043
	Nippon Accommodations Fund, Inc.	5,404	34,872,334
	Nippon Building Fund, Inc.	15,860	88,671,149
	Nippon Prologis REIT, Inc.	25,900	89,406,570
	NIPPON REIT Investment Corp.	5,519	16,686,321
	Nomura Real Estate Master Fund, Inc.	52,440	65,034,325
	One REIT, Inc.	3,106	7,100,646
	Ooedo Onsen Reit Investment Corp.	3,116	1,573,526
	Orix JREIT, Inc.	32,261	41,619,107
	Premier Investment Corp.	17,212	19,347,340
	Samty Residential Investment Corp.	3,560	3,157,572
	Sekisui House Reit, Inc.	50,068	32,751,129
#	Star Asia Investment Corp.	11,500	4,605,725
	Starts Proceed Investment Corp.	4,092	7,866,874
	Takara Leben Real Estate Investment Corp.	4,267	3,286,233
#	Tokyu REIT, Inc.	11,171	13,957,022
	Tosei Reit Investment Corp.	3,826	3,695,756
#	United Urban Investment Corp.	36,414	35,411,501
	XYMAX REIT Investment Corp.	1,828	1,434,021
TOTAL JAPAN			1,333,504,199
MALAYSIA — (0.5%)
	Al-'Aqar Healthcare REIT	84,200	27,239
	AmanahRaya Real Estate Investment Trust	294,900	45,948
	AmFIRST Real Estate Investment Trust	1,788,940	162,788
#	Axis Real Estate Investment Trust	8,631,198	4,167,210
	Capitaland Malaysia Mall Trust	12,816,000	2,086,273
#	IGB Real Estate Investment Trust	17,745,800	7,696,822
	KLCCP Stapled Group	3,034,300	5,572,355
	MRCB-QUILL REIT	2,504,700	432,608
#	Pavilion Real Estate Investment Trust	2,718,100	967,329
	Sunway Real Estate Investment Trust	16,762,000	6,084,562
	Tower Real Estate Investment Trust	434,900	67,718
#	YTL Hospitality REIT	5,724,900	1,283,955
TOTAL MALAYSIA			28,594,807
MEXICO — (1.4%)
#	Asesor de Activos Prisma SAPI de C.V.	9,608,950	2,158,829
#	Concentradora Fibra Danhos S.A. de C.V.	3,105,434	3,002,873
#	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	3,808,838	744,482
	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	1,243,936	301,831
	Fibra Uno Administracion S.A. de C.V.	39,418,809	31,864,497
	Macquarie Mexico Real Estate Management S.A. de C.V.	13,811,361	15,918,284
#	PLA Administradora Industrial S de RL de C.V.	10,581,484	13,217,940
#	Prologis Property Mexico S.A. de C.V.	4,347,687	8,556,670
TOTAL MEXICO			75,765,406
NETHERLANDS — (2.3%)
	Eurocommercial Properties NV	623,401	7,706,655
	NSI NV	255,302	9,088,819
#	Unibail-Rodamco-Westfield	9,061,715	22,945,422
	Unibail-Rodamco-Westfield (BFYM460)	1,320,961	69,290,457
#	Vastned Retail NV	224,852	5,687,441
#	Wereldhave NV	471,834	4,084,557
TOTAL NETHERLANDS			118,803,351

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (1.3%)
	Argosy Property, Ltd.	10,185,293	$8,577,211
	Asset Plus, Ltd.	45,944	11,034
#	Goodman Property Trust	13,290,942	19,664,577
	Kiwi Property Group, Ltd.	19,998,309	14,258,826
	Precinct Properties New Zealand, Ltd.	10,288,205	11,731,407
#	Property for Industry, Ltd.	2,522,971	4,127,191
#	Stride Property Group	2,089,228	2,716,322
	Vital Healthcare Property Trust	3,604,469	6,269,466
TOTAL NEW ZEALAND			67,356,034
SINGAPORE — (10.2%)
	AIMS APAC REIT	6,857,654	6,031,781
	ARA LOGOS Logistics Trust	17,097,404	8,242,790
	Ascendas Real Estate Investment Trust	34,899,292	90,335,547
#	Ascott Residence Trust	21,966,121	14,418,904
	CapitaLand Commercial Trust	31,995,849	37,729,975
	CapitaLand Mall Trust	29,394,100	40,626,240
#	CapitaLand Retail China Trust	13,620,325	12,263,408
	CDL Hospitality Trusts	13,167,080	9,378,832
#	EC World Real Estate Investment Trust	1,810,300	859,953
#	ESR-REIT	26,582,521	7,599,409
	Far East Hospitality Trust	10,678,721	3,831,974
	First Real Estate Investment Trust	8,656,326	3,507,828
	Frasers Centrepoint Trust	8,500,146	14,847,584
#	Frasers Hospitality Trust	4,474,000	1,406,715
#	Frasers Logistics & Commercial Trust	27,844,033	27,563,728
#	IREIT Global	839,300	452,425
	Keppel DC REIT	14,296,483	31,071,356
#	Keppel Pacific Oak US REIT	3,663,100	2,697,206
#	Keppel REIT	20,152,826	16,218,478
#	Lippo Malls Indonesia Retail Trust	22,770,800	1,951,163
	Manulife US Real Estate Investment Trust	10,855,186	8,395,499
	Mapletree Commercial Trust	24,158,306	32,529,634
	Mapletree Industrial Trust	17,551,258	41,962,363
#	Mapletree Logistics Trust	30,155,456	46,972,149
	Mapletree North Asia Commercial Trust	25,205,400	15,815,214
	OUE Commercial Real Estate Investment Trust	13,983,155	3,905,503
	Parkway Life Real Estate Investment Trust	5,979,200	15,515,846
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	10,276,484	2,847,768
#	Soilbuild Business Space REIT	7,073,338	2,097,857
	SPH REIT	6,403,500	3,852,903
	Starhill Global REIT	22,696,200	7,719,169
#	Suntec Real Estate Investment Trust	23,064,400	22,631,313
TOTAL SINGAPORE			535,280,514
SOUTH AFRICA — (1.4%)
	Arrowhead Properties, Ltd., Class B	4,926,820	425,367
#	Attacq, Ltd.	2,616,958	632,948
#	Emira Property Fund, Ltd.	8,983,304	3,376,156
#	Equites Property Fund, Ltd.	2,236,428	2,167,310
	Growthpoint Properties, Ltd.	38,144,785	29,716,188
#	Hyprop Investments, Ltd.	3,566,735	4,148,295
	Investec Property Fund, Ltd.	3,348,018	1,796,946
	Octodec Investments, Ltd.	436,842	166,667
	Redefine Properties, Ltd.	68,783,731	12,923,471
	Resilient REIT, Ltd.	4,022,711	10,312,873
#	SA Corporate Real Estate, Ltd.	30,119,336	2,204,445
	Tower Property Fund, Ltd.	137,292	21,426

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Vukile Property Fund, Ltd.	9,296,954	$3,187,389
TOTAL SOUTH AFRICA			71,079,481
SPAIN — (1.3%)
	Inmobiliaria Colonial Socimi SA	3,303,523	28,317,052
	Lar Espana Real Estate Socimi SA	1,018,140	5,344,081
	Merlin Properties Socimi SA	4,491,187	37,157,815
TOTAL SPAIN			70,818,948
TAIWAN — (0.3%)
	Cathay No 1 REIT	10,789,000	6,386,461
	Cathay No 2 REIT	4,104,000	2,511,539
	Fubon No 1 REIT	1,279,000	737,361
	Fubon No 2 REIT	4,010,000	2,047,997
	Shin Kong No.1 REIT	4,824,000	3,128,409
TOTAL TAIWAN			14,811,767
TURKEY — (0.3%)
	AKIS Gayrimenkul Yatirimi A.S.	2,763,864	1,314,516
	Alarko Gayrimenkul Yatirim Ortakligi A.S.	369,987	878,662
#	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	16,228,552	5,207,161
#	Halk Gayrimenkul Yatirim Ortakligi A.S.	2,256,519	812,076
*	Is Gayrimenkul Yatirim Ortakligi A.S.	6,093,081	1,769,167
*	Ozak Gayrimenkul Yatirim Ortakligi	1,966,947	1,306,979
	Panora Gayrimenkul Yatirim Ortakligi	934,282	743,688
#*	Sinpas Gayrimenkul Yatirim Ortakligi A.S.	1,740,311	378,713
#*	Torunlar Gayrimenkul Yatirim Ortakligi A.S.	2,416,367	1,508,124
#*	Vakif Gayrimenkul Yatirim Ortakligi A.S.	3,961,246	1,941,779
	Yeni Gimat Gayrimenkul Ortakligi A.S.	85,962	146,003
TOTAL TURKEY			16,006,868
UNITED KINGDOM — (12.7%)
	Assura P.L.C.	18,394,754	18,965,806
	Big Yellow Group P.L.C.	2,201,693	29,355,142
	British Land Co. P.L.C. (The)	11,281,362	53,835,852
	Capital & Counties Properties P.L.C.	1,103,112	2,019,036
#	Capital & Regional P.L.C.	357,682	382,717
	Custodian Reit P.L.C.	1,100,626	1,279,991
	Derwent London P.L.C.	1,367,249	51,439,399
	Ediston Property Investment Co. P.L.C.	173,548	113,439
	Empiric Student Property P.L.C.	3,100,747	2,620,350
	GCP Student Living P.L.C.	1,947,452	3,166,711
	Great Portland Estates P.L.C.	3,505,755	27,033,748
#	Hammerson P.L.C.	11,011,828	9,203,243
*	Intu Properties P.L.C.	13,154,625	305,817
#	Land Securities Group P.L.C.	8,956,060	67,455,165
	LondonMetric Property P.L.C.	12,111,964	36,590,072
	LXI REIT P.L.C.	11,347	15,655
	McKay Securities P.L.C.	445,110	1,077,825
	NewRiver REIT P.L.C.	3,176,556	2,534,577
	Primary Health Properties P.L.C.	12,368,154	24,908,099
	RDI REIT P.L.C.	3,329,373	3,935,169
	Regional REIT, Ltd.	2,355,239	2,047,284
	Safestore Holdings P.L.C.	3,174,884	31,914,715
	Schroder Real Estate Investment Trust, Ltd.	2,313,447	1,036,455
	Secure Income REIT P.L.C.	257,565	889,168
	Segro P.L.C.	14,280,305	180,849,276

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Shaftesbury P.L.C.	2,787,229	$18,736,585
#	Standard Life Investment Property Income Trust, Ltd.	2,172,465	1,601,922
	Target Healthcare REIT P.L.C.	441,861	644,056
	Tritax Big Box REIT P.L.C.	21,089,558	41,706,386
*	UNITE Group P.L.C. (The)	3,296,610	40,460,420
	Workspace Group P.L.C.	1,806,757	14,561,025
TOTAL UNITED KINGDOM			670,685,105
TOTAL COMMON STOCKS Cost ($5,265,300,133)			4,848,803,065

			Value†
SECURITIES LENDING COLLATERAL — (7.9%)
@§	The DFA Short Term Investment Fund	36,091,280	417,612,196
TOTAL INVESTMENTS — (100.0%)
(Cost $5,682,879,713)^^			$5,266,415,261
As of July 31, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	405	09/18/20	$63,104,148	$66,085,875	$2,981,727
Total Futures Contracts			$63,104,148	$66,085,875	$2,981,727
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$421,546	$890,939,027	—	$891,360,573
Belgium	—	185,366,877	—	185,366,877
Canada	253,603,261	—	—	253,603,261
China	—	9,854,142	—	9,854,142
France	—	205,533,469	—	205,533,469
Germany	—	42,237,202	—	42,237,202
Hong Kong	—	234,802,495	—	234,802,495
Ireland	—	19,064,061	—	19,064,061
Italy	—	4,274,505	—	4,274,505
Japan	—	1,333,504,199	—	1,333,504,199
Malaysia	—	28,594,807	—	28,594,807
Mexico	75,765,406	—	—	75,765,406
Netherlands	—	118,803,351	—	118,803,351
New Zealand	—	67,356,034	—	67,356,034
Singapore	—	535,280,514	—	535,280,514
South Africa	—	71,079,481	—	71,079,481
Spain	—	70,818,948	—	70,818,948
Taiwan	—	14,811,767	—	14,811,767
Turkey	—	16,006,868	—	16,006,868
United Kingdom	—	670,685,105	—	670,685,105

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$417,612,196	—	$417,612,196
Futures Contracts**	$2,981,727	—	—	2,981,727
TOTAL	$332,771,940	$4,936,625,048	—	$5,269,396,988
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value†
COMMON STOCKS — (53.0%)
CANADA — (0.0%)
	City Office REIT, Inc.	191,986	$1,660,679
UNITED STATES — (53.0%)
#	Acadia Realty Trust	395,756	4,764,902
#	Agree Realty Corp.	176,669	11,831,523
	Alexander's, Inc.	10,080	2,538,043
	Alexandria Real Estate Equities, Inc.	463,390	82,274,895
	American Assets Trust, Inc.	229,467	6,195,609
	American Campus Communities, Inc.	553,510	19,727,096
	American Finance Trust, Inc.	30,883	225,600
	American Homes 4 Rent, Class A	1,076,369	31,214,713
	American Tower Corp.	1,735,168	453,555,564
	Apartment Investment & Management Co., Class A	598,801	23,245,460
#	Apple Hospitality REIT, Inc.	873,369	7,703,115
#	Ashford Hospitality Trust, Inc.	2,282	8,945
	AvalonBay Communities, Inc.	546,337	83,655,121
	Bluerock Residential Growth REIT, Inc.	97,392	705,118
	Boston Properties, Inc.	604,858	53,886,799
	Braemar Hotels & Resorts, Inc.	110,705	270,120
	Brandywine Realty Trust	720,859	7,806,903
	Brixmor Property Group, Inc.	1,194,784	13,751,964
#	Brookfield Property REIT, Inc., Class A	813,667	9,446,679
	BRT Apartments Corp.	7,932	81,858
	Camden Property Trust	394,337	35,809,743
	CareTrust REIT, Inc.	420,609	7,579,374
#	Cedar Realty Trust, Inc.	278,817	226,818
	Chatham Lodging Trust	210,801	1,098,273
	Clipper Realty, Inc.	6,848	45,745
	Columbia Property Trust, Inc.	543,385	6,498,885
	Community Healthcare Trust, Inc.	68,741	3,143,526
	Condor Hospitality Trust, Inc.	5,385	22,348
	CorePoint Lodging, Inc.	169,879	949,624
	CoreSite Realty Corp.	151,762	19,584,886
	Corporate Office Properties Trust	449,110	11,892,433
	Cousins Properties, Inc.	597,496	18,355,078
	Crown Castle International Corp.	1,611,774	268,682,726
	CubeSmart	778,702	23,104,088
	CyrusOne, Inc.	453,749	37,851,742
	DiamondRock Hospitality Co.	933,539	4,312,950
	Digital Realty Trust, Inc.	826,240	132,644,538
	Diversified Healthcare Trust	1,078,686	4,201,482
#	Douglas Emmett, Inc.	670,168	19,528,696
	Duke Realty Corp.	1,474,838	59,273,739
	Easterly Government Properties, Inc.	317,596	7,765,222
	EastGroup Properties, Inc.	156,340	20,740,064
	Empire State Realty Trust, Inc., Class A	662,688	4,373,741
	EPR Properties	313,319	8,970,323
	Equinix, Inc.	333,600	262,036,128
	Equity Commonwealth	486,894	15,371,244
	Equity LifeStyle Properties, Inc.	692,628	47,320,345
	Equity Residential	1,452,680	77,907,228
»	ESC WAR IND	183,367	52,782
#	Essential Properties Realty Trust, Inc.	271,818	4,376,270
#	Essex Property Trust, Inc.	258,504	57,062,173
	Extra Space Storage, Inc.	519,649	53,700,528

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Federal Realty Investment Trust	303,030	$23,121,189
	First Industrial Realty Trust, Inc.	509,320	22,369,334
	Four Corners Property Trust, Inc.	309,613	7,802,248
	Franklin Street Properties Corp.	453,877	2,382,854
	Gaming and Leisure Properties, Inc.	828,388	29,995,930
	Getty Realty Corp.	154,562	4,579,672
	Gladstone Commercial Corp.	136,455	2,483,481
	Global Medical REIT, Inc.	90,204	1,072,526
	Global Net Lease, Inc.	379,220	6,314,018
	Healthcare Realty Trust, Inc.	542,761	15,902,897
	Healthcare Trust of America, Inc., Class A	878,832	24,264,552
	Healthpeak Properties, Inc.	2,032,102	55,456,064
	Hersha Hospitality Trust	167,441	797,019
	Highwoods Properties, Inc.	417,878	16,021,443
	Host Hotels & Resorts, Inc.	2,948,309	31,782,771
	Hudson Pacific Properties, Inc.	618,763	14,584,244
	Independence Realty Trust, Inc.	397,725	4,573,839
	Industrial Logistics Properties Trust	265,443	5,603,504
	Investors Real Estate Trust	54,505	3,940,712
	Invitation Homes, Inc.	2,066,002	61,608,175
#	Iron Mountain, Inc.	1,152,133	32,478,629
	JBG SMITH Properties	508,845	14,761,579
	Kilroy Realty Corp.	423,624	24,684,570
	Kimco Realty Corp.	1,691,068	18,855,408
#	Kite Realty Group Trust	399,504	3,943,104
#	Lamar Advertising Co., Class A	345,346	22,699,593
	Lexington Realty Trust	926,554	10,748,026
	Life Storage, Inc.	189,308	18,576,794
#	LTC Properties, Inc.	181,767	6,752,644
#	Macerich Co. (The)	273,636	2,087,843
	Mack-Cali Realty Corp.	413,091	5,956,772
	Medical Properties Trust, Inc.	1,983,599	39,929,848
	MGM Growth Properties LLC, Class A	467,703	12,787,000
	Mid-America Apartment Communities, Inc.	455,808	54,327,698
	Monmouth Real Estate Investment Corp.	393,160	5,673,299
	National Health Investors, Inc.	179,605	11,135,510
#	National Retail Properties, Inc.	688,679	24,413,671
	National Storage Affiliates Trust	241,839	7,453,478
	New Senior Investment Group, Inc.	345,191	1,173,649
	NexPoint Residential Trust, Inc.	82,193	3,142,238
	Office Properties Income Trust	217,484	5,469,723
	Omega Healthcare Investors, Inc.	895,273	28,988,945
	One Liberty Properties, Inc.	58,779	997,480
	Outfront Media, Inc.	611,231	8,807,839
	Paramount Group, Inc.	850,936	6,067,174
	Park Hotels & Resorts, Inc.	958,721	7,928,624
	Pebblebrook Hotel Trust	614,908	6,518,020
#	Pennsylvania Real Estate Investment Trust	177,729	209,720
	Physicians Realty Trust	814,788	14,698,776
	Piedmont Office Realty Trust, Inc., Class A	576,916	9,351,808
	Plymouth Industrial REIT, Inc.	6,956	92,306
	Preferred Apartment Communities, Inc., Class A	7,671	55,461
	Prologis, Inc.	2,885,094	304,146,565
	PS Business Parks, Inc.	82,904	11,436,607
	Public Storage	614,993	122,924,801
#	QTS Realty Trust, Inc., Class A	241,312	17,362,398
	Realty Income Corp.	1,292,004	77,584,840
	Regency Centers Corp.	672,335	27,585,889
	Retail Opportunity Investments Corp.	552,609	6,006,860

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
#	Retail Properties of America, Inc., Class A	897,401	$5,707,470
	Retail Value, Inc.	66,182	837,869
	Rexford Industrial Realty, Inc.	463,542	21,754,026
	RLJ Lodging Trust	748,579	5,996,116
	RPT Realty	364,153	2,265,032
	Ryman Hospitality Properties, Inc.	218,867	7,008,121
	Sabra Health Care REIT, Inc.	826,856	12,187,857
	Saul Centers, Inc.	49,552	1,521,742
	SBA Communications Corp.	443,093	138,041,193
#*	Seritage Growth Properties	134,693	1,253,992
	Service Properties Trust	686,249	4,597,868
#	Simon Property Group, Inc.	1,214,648	75,733,303
	SITE Centers Corp.	606,300	4,444,183
#	SL Green Realty Corp.	357,734	16,634,631
	Spirit Realty Capital, Inc.	403,825	13,915,816
#	STAG Industrial, Inc.	510,985	16,658,111
	STORE Capital Corp.	894,504	21,190,800
	Summit Hotel Properties, Inc.	488,395	2,529,886
	Sun Communities, Inc.	378,506	56,749,405
	Sunstone Hotel Investors, Inc.	934,363	6,989,035
#	Tanger Factory Outlet Centers, Inc.	425,847	2,738,196
	Taubman Centers, Inc.	265,528	10,281,244
	Terreno Realty Corp.	269,650	16,383,934
	UDR, Inc.	1,175,846	42,565,625
	UMH Properties, Inc.	152,603	1,877,017
	Uniti Group, Inc.	646,007	6,395,469
	Universal Health Realty Income Trust	56,163	3,907,822
	Urban Edge Properties	553,459	5,800,250
	Urstadt Biddle Properties, Inc.	6,002	51,077
	Urstadt Biddle Properties, Inc., Class A	129,339	1,268,816
	Ventas, Inc.	1,458,084	55,932,102
	VEREIT, Inc.	4,283,981	27,888,716
#	Vornado Realty Trust	689,192	23,790,908
#	Washington Prime Group, Inc.	521,112	382,444
	Washington Real Estate Investment Trust	366,248	8,189,305
	Weingarten Realty Investors	488,155	8,327,924
	Welltower, Inc.	1,587,423	85,022,376
	Whitestone REIT	160,474	1,059,128
	WP Carey, Inc.	691,242	49,333,942
	Xenia Hotels & Resorts, Inc.	497,566	3,960,625
TOTAL UNITED STATES			4,111,017,806
VIRGIN ISLANDS, U.S. — (0.0%)
	Front Yard Residential Corp.	127,491	1,105,347
TOTAL COMMON STOCKS			4,113,783,832
AFFILIATED INVESTMENT COMPANIES — (45.3%)
UNITED STATES — (45.3%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	697,805,023	2,707,483,489
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	21,996,925	802,667,804
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			3,510,151,293
TOTAL INVESTMENT SECURITIES (Cost $7,589,535,137)			7,623,935,125

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	11,557,366	$133,730,277
TOTAL INVESTMENTS — (100.0%)
(Cost $7,723,249,071)^^			$7,757,665,402
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,660,679	—	—	$1,660,679
United States	4,110,965,024	$52,782	—	4,111,017,806
Virgin Islands, U.S.	1,105,347	—	—	1,105,347
Affiliated Investment Companies	3,510,151,293	—	—	3,510,151,293
Securities Lending Collateral	—	133,730,277	—	133,730,277
TOTAL	$7,623,882,343	$133,783,059	—	$7,757,665,402

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.7%)
AUSTRALIA — (7.2%)
	A2B Australia, Ltd.	2,094,062	$1,324,796
	Accent Group, Ltd.	1,533,255	1,522,927
*	Ainsworth Game Technology, Ltd.	1,261,717	368,343
	Alliance Aviation Services, Ltd.	27,985	62,000
	Ansell, Ltd.	1,427,431	39,192,785
#	AP Eagers, Ltd.	181,680	1,043,704
#*	Ardent Leisure Group, Ltd.	55,981	13,011
	Austal, Ltd.	250,306	591,060
	Austin Engineering, Ltd.	647,686	64,219
	Australian Pharmaceutical Industries, Ltd.	10,148,266	8,031,213
	Australian Vintage, Ltd.	611,053	187,372
	Auswide Bank, Ltd.	10,475	33,923
	AVJennings, Ltd.	1,149,935	471,886
#	Bank of Queensland, Ltd.	6,159,230	26,061,077
*	Base Resources, Ltd.	450,006	67,116
*	BAWAG Group AG	54,574	2,003,488
	Beach Energy, Ltd.	2,391,129	2,396,374
#	Bega Cheese, Ltd.	1,533,021	4,896,571
	Bendigo & Adelaide Bank, Ltd.	553,309	2,716,279
#	Bingo Industries, Ltd.	4,358,436	5,988,287
	Brickworks, Ltd.	558,499	6,521,842
	BWX, Ltd.	1,114,418	3,110,474
*	CDS Technologies, Ltd.	15,209	0
	Cedar Woods Properties, Ltd.	735,122	2,673,864
	Challenger, Ltd.	1,333,668	4,112,408
	Clean Seas Seafood, Ltd.	71,657	28,232
	Cleanaway Waste Management, Ltd.	40,682,948	60,359,917
	CSR, Ltd.	6,826,634	17,020,373
	Decmil Group, Ltd.	14,665,564	570,066
#	Domain Holdings Australia, Ltd.	3,224,319	7,590,632
	Downer EDI, Ltd.	10,342,407	30,243,360
	DWS, Ltd.	176,523	105,809
#*	Eclipx Group, Ltd.	3,950,539	3,879,134
	Elanor Investor Group	184,786	137,117
*	Energy World Corp., Ltd.	677,220	27,918
	Enero Group, Ltd.	11,447	11,855
#	EQT Holdings, Ltd.	37,153	683,137
	Estia Health, Ltd.	4,193,790	4,351,971
#	EVENT Hospitality and Entertainment, Ltd.	1,258,022	6,671,019
	Finbar Group, Ltd.	11,796	5,612
*	Fleetwood Corp., Ltd.	1,182,560	1,285,201
#	FlexiGroup, Ltd.	5,649,295	5,038,135
	G8 Education, Ltd.	15,605,556	8,977,556
	Genworth Mortgage Insurance Australia, Ltd.	5,784,395	6,997,575
*	GrainCorp, Ltd., Class A	5,563,182	14,731,499
#	Grange Resources, Ltd.	3,384,131	604,030
	GTN, Ltd.	74,832	15,481
	Healius, Ltd.	8,755,310	20,295,374
#	HT&E, Ltd.	4,032,446	3,448,889
	Huon Aquaculture Group, Ltd.	15,690	35,041
	IGO, Ltd.	9,546,016	31,421,038
*	Intega Group, Ltd.	819,378	181,888
#	IOOF Holdings, Ltd.	5,994,876	19,455,171
	IVE Group, Ltd.	707,460	397,733
	Japara Healthcare, Ltd.	3,092,954	1,053,800

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	K&S Corp., Ltd.	64,448	$55,406
*	Kingsgate Consolidated, Ltd.	450,380	181,861
*	Lednium Technology Pty, Ltd.	438,495	0
	Link Administration Holdings, Ltd.	1,007,660	2,861,578
	MACA, Ltd.	5,297,551	3,535,589
	Macmahon Holdings, Ltd.	8,295,683	1,507,862
*	MaxiTRANS Industries, Ltd.	178,919	17,997
#*	Mayne Pharma Group, Ltd.	26,703,089	7,478,242
	McPherson's, Ltd.	2,163,905	4,555,150
*	Medusa Mining, Ltd.	85,118	52,162
	Metcash, Ltd.	5,563,010	10,728,157
	Michael Hill International, Ltd.	13,999	3,103
	Michael Hill International, Ltd.	402,866	94,872
	Mineral Resources, Ltd.	314,436	5,789,978
	Monash IVF Group, Ltd.	3,434,111	1,284,206
#	Money3 Corp., Ltd.	2,288,975	2,772,361
	Mortgage Choice, Ltd.	116,497	57,791
	Mount Gibson Iron, Ltd.	11,093,858	5,603,774
#*	Myer Holdings, Ltd.	10,378,069	1,509,459
#	MyState, Ltd.	691,226	1,869,280
	Navigator Global Investments, Ltd.	2,297,024	2,169,561
#	New Hope Corp., Ltd.	3,928,391	3,684,340
	Nine Entertainment Co. Holdings, Ltd.	21,930,638	21,054,699
	NRW Holdings, Ltd.	834,078	1,088,577
*	Nufarm, Ltd.	4,322,658	12,371,455
#	oOh!media, Ltd.	3,709,236	1,956,638
	OZ Minerals, Ltd.	7,675,813	74,500,423
	Pacific Current Group, Ltd.	16,834	68,272
	Peet, Ltd.	2,800,699	1,713,852
	Perenti Global, Ltd.	12,704,121	10,877,130
*	Perseus Mining, Ltd.	22,168,019	25,235,496
*	Pioneer Credit, Ltd.	88,249	18,284
	Premier Investments, Ltd.	1,732,988	20,634,139
*	Prime Media Group, Ltd.	330,336	21,131
	Propel Funeral Partners, Ltd.	116,137	225,164
*	Reject Shop, Ltd. (The)	246,479	1,080,985
	Reliance Worldwide Corp., Ltd.	3,051,199	5,805,409
#*	Resolute Mining, Ltd.	2,538,909	2,426,168
#	Ridley Corp., Ltd.	6,859,692	3,636,532
	RXP Services, Ltd.	44,884	11,229
	Sandfire Resources, Ltd.	1,805,417	6,135,977
	Select Harvests, Ltd.	1,999,432	8,537,516
*	Senex Energy, Ltd.	8,050,858	1,562,393
	Servcorp, Ltd.	386,631	573,453
*	Seven West Media, Ltd.	827,925	58,548
	SG Fleet Group, Ltd.	31,375	33,793
	Sigma Healthcare, Ltd.	9,466,457	4,505,237
#	Sims, Ltd.	3,208,255	18,052,770
	Southern Cross Electrical Engineering, Ltd.	64,134	19,510
	Southern Cross Media Group, Ltd.	40,040,572	4,643,715
#*	SpeedCast International, Ltd.	59,723	25,281
#	SRG Global, Ltd.	228,341	46,122
	St Barbara, Ltd.	1,221,360	3,000,663
	Star Entertainment Grp, Ltd. (The)	9,414,948	17,022,839
#	Sunland Group, Ltd.	4,182,483	3,520,250
#	Super Retail Group, Ltd.	1,353,646	8,555,684
	Tassal Group, Ltd.	5,212,744	13,399,983
*	United Malt Grp, Ltd.	6,379,827	18,298,750
	Village Roadshow, Ltd.	2,811,569	4,368,253

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Virgin Australia Holdings, Ltd.	39,419,376	$0
*	Virgin Australia Holdings, Ltd.	21,587,777	0
#	Virtus Health, Ltd.	1,501,000	3,118,701
	Vita Group, Ltd.	780,452	571,358
	Viva Energy Group, Ltd.	599,102	684,019
*	Vocus Group, Ltd.	10,446,490	21,545,170
	Western Areas, Ltd.	6,335,753	10,868,293
#	Whitehaven Coal, Ltd.	10,265,513	10,153,146
	WPP AUNZ, Ltd.	6,025,322	1,290,701
TOTAL AUSTRALIA			758,210,019
AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	368,538	7,618,074
#	AT&S Austria Technologie & Systemtechnik AG	476,032	9,003,483
	EVN AG	396,509	6,532,999
*	Oberbank AG	35,821	3,538,652
#*	POLYTEC Holding AG	19,934	118,089
#*	Porr AG	19,492	317,133
	Raiffeisen Bank International AG	291,162	5,008,528
	Strabag SE	381,691	11,253,532
	UNIQA Insurance Group AG	2,032,291	12,846,355
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	496,012	11,028,621
	voestalpine AG	310,942	6,894,546
*	Wienerberger AG	326,835	7,521,535
	Zumtobel Group AG	118,218	901,110
TOTAL AUSTRIA			82,582,657
BELGIUM — (1.6%)
*	Ackermans & van Haaren NV	368,793	47,364,039
	Banque Nationale de Belgique	2,289	5,198,344
	Bekaert SA	929,204	18,091,637
*	Cie d'Entreprises CFE	40,014	2,540,763
*	Deceuninck NV	1,532,255	2,288,047
	D'ieteren SA	398,210	21,496,275
#	Econocom Group SA	8,129	22,566
	Euronav NV	3,368,136	32,645,299
	Gimv NV	242,167	13,049,167
#	Immobel SA	26,705	2,061,909
#*	Ontex Group NV	445,535	6,371,364
	Recticel SA	813,272	8,234,783
*	Roularta Media Group NV	10,995	151,117
#*	Sipef NV	91,333	4,563,598
*	Tessenderlo Group SA	113,815	3,380,267
*	Viohalco SA	35,319	95,083
TOTAL BELGIUM			167,554,258
CANADA — (9.9%)
#	Acadian Timber Corp.	99,920	1,206,992
#*	Advantage Oil & Gas, Ltd.	3,986,754	4,762,258
	Aecon Group, Inc.	1,113,291	11,686,044
	AGF Management, Ltd., Class B	1,134,029	4,478,714
#*	Alacer Gold Corp.	7,058,005	54,537,573
#	Alamos Gold, Inc., Class A	7,322,941	77,469,166
#	Alaris Royalty Corp.	448,524	4,446,899
#*	Alcanna, Inc.	211,610	665,107
	Algoma Central Corp.	301,831	2,343,531
	AltaGas, Ltd.	426,028	5,337,079
	ARC Resources, Ltd.	2,774,827	11,787,499

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Argonaut Gold, Inc.	3,579,503	$7,482,630
#	AutoCanada, Inc.	15,645	164,106
#*	Baytex Energy Corp.	10,657,645	4,933,174
#	Birchcliff Energy, Ltd.	6,072,647	5,440,424
*	Black Diamond Group, Ltd.	1,096,413	1,416,100
#*	BlackBerry, Ltd.	340,558	1,614,245
#*	Bonavista Energy Corp.	1,854,939	69,243
#	Bonterra Energy Corp.	579,420	670,500
	Cameco Corp.	45,500	462,660
	Cameco Corp.	25,418	258,247
	Canaccord Genuity Group, Inc.	1,156,932	6,719,871
#	Canadian Western Bank	1,825,084	31,066,419
*	Canfor Corp.	109,154	1,302,237
#	Canfor Pulp Products, Inc.	31,703	130,651
	CanWel Building Materials Group, Ltd.	209,582	913,777
#*	Capstone Mining Corp.	2,531,115	2,003,047
#	Cardinal Energy, Ltd.	1,690,669	643,728
#	Cascades, Inc.	2,619,401	29,861,699
*	Celestica, Inc.	18,027	149,083
*	Celestica, Inc.	2,329,588	19,235,689
#	Centerra Gold, Inc.	5,563,731	69,782,882
	Cervus Equipment Corp.	68,586	363,553
#	CES Energy Solutions Corp.	637,195	442,414
#	Chesswood Group, Ltd.	56,300	202,175
#*	China Gold International Resources Corp., Ltd.	3,341,437	3,267,970
#*	Copper Mountain Mining Corp.	1,355,338	708,303
	Corus Entertainment, Inc., Class B	2,014,867	3,610,199
#	Crescent Point Energy Corp.	5,354,849	8,275,439
#	Crescent Point Energy Corp.	100,092	154,142
#*	Crew Energy, Inc.	2,211,149	470,475
	Dorel Industries, Inc., Class B	309,007	2,235,453
	DREAM Unlimited Corp., Class A	141,869	1,896,960
#	Dundee Precious Metals, Inc.	3,147,309	23,731,995
	ECN Capital Corp.	2,208,272	7,781,585
	E-L Financial Corp., Ltd.	5,159	2,680,681
#*	Eldorado Gold Corp.	428,290	5,381,403
*	Eldorado Gold Corp.	192,989	2,429,732
#	Element Fleet Management Corp.	572,436	4,803,599
#*	Endeavour Mining Corp.	279,855	7,540,391
#	Enerflex, Ltd.	1,746,373	6,479,879
#	Enerplus Corp.	1,361,842	3,365,334
#	Enerplus Corp.	514,362	1,275,618
#	Ensign Energy Services, Inc.	1,933,171	966,982
#	Equitable Group, Inc.	286,784	16,599,622
#	Exco Technologies, Ltd.	318,114	1,510,474
#*	Fortuna Silver Mines, Inc.	2,316,312	15,511,828
#	Freehold Royalties, Ltd.	311,635	832,919
	Frontera Energy Corp.	229,888	473,695
*	GASFRAC Energy Services, Inc.	42,951	125
#*	Gear Energy, Ltd.	960,300	118,294
#	Genworth MI Canada, Inc.	1,030,214	25,527,495
	GoldMoney, Inc.	8,200	13,162
#*	Gran Tierra Energy, Inc.	7,957,624	2,257,566
	Guardian Capital Group, Ltd., Class A	55,837	863,745
#*	Guyana Goldfields, Inc.	1,084,676	1,457,626
	Hardwoods Distribution, Inc.	12,144	156,396
*	Headwater Exploration, Inc.	37,600	35,089
*	Heroux-Devtek, Inc.	202,546	1,436,550
	High Arctic Energy Services, Inc.	51,818	22,825

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	High Liner Foods, Inc.	225,034	$930,746
*	Home Capital Group, Inc.	1,320,649	22,213,761
#	Horizon North Logistics, Inc.	410,807	1,079,578
#	Hudbay Minerals, Inc.	4,921,849	15,469,771
#	iA Financial Corp., Inc.	37,965	1,333,005
*	IAMGOLD Corp.	9,868,177	49,287,472
*	Interfor Corp.	933,319	10,835,127
*	Intertain Group, Ltd. (The)	70,627	631,798
*	IPL Plastics, Inc.	61,783	459,411
#*	Kelt Exploration, Ltd.	1,580,524	2,017,766
*	Knight Therapeutics, Inc.	207,025	1,069,553
	KP Tissue, Inc.	18,400	160,448
#	Laurentian Bank of Canada	1,198,644	23,759,004
	Leon's Furniture, Ltd.	4,900	48,984
#*	Lightstream Resources, Ltd.	2,048,004	0
	Linamar Corp.	950,360	28,380,604
	Magellan Aerospace Corp.	37,000	184,247
#*	Major Drilling Group International, Inc.	738,449	3,357,463
*	Manitok Energy, Inc.	2,810	0
	Martinrea International, Inc.	2,503,814	18,618,080
*	Mav Beauty Brands, Inc.	3,600	6,477
	Mediagrif Interactive Technologies, Inc.	2,894	13,504
	Medical Facilities Corp.	149,900	429,741
*	MEG Energy Corp.	5,096,715	13,469,985
	Melcor Developments, Ltd.	117,404	650,370
*	Mercator Minerals, Ltd.	861,957	0
#	Mullen Group, Ltd.	418,747	3,001,210
#	Neo Performance Materials, Inc.	42,402	315,613
*	New Gold, Inc.	300,500	493,561
	NFI Group, Inc.	84,273	943,113
#*	NuVista Energy, Ltd.	3,008,178	1,459,790
#*	Obsidian Energy, Ltd.	140,794	60,966
#*	OceanaGold Corp.	11,771,128	30,845,988
#*	Painted Pony Energy, Ltd.	660,502	241,626
	Pan American Silver Corp.	146,402	5,470,451
#*	Paramount Resources, Ltd., Class A	881,939	1,237,855
*	Parex Resources, Inc.	86,900	1,051,013
	Park Lawn Corp.	2,564	47,951
#	Peyto Exploration & Development Corp.	1,793,753	2,664,951
	Pizza Pizza Royalty Corp.	435,440	2,812,017
	Polaris Infrastructure, Inc.	320,574	3,424,849
#	PrairieSky Royalty, Ltd.	228,252	1,433,125
#*	Precision Drilling Corp.	8,914,013	5,656,733
*	Premier Gold Mines, Ltd.	243,377	496,039
	Quarterhill, Inc.	1,149,208	1,698,781
	Reitmans Canada, Ltd., Class A	170,376	9,540
#	Rocky Mountain Dealerships, Inc.	397,674	1,350,865
	Russel Metals, Inc.	230,634	3,089,010
	Secure Energy Services, Inc.	69,800	85,983
*	Seven Generations Energy, Ltd., Class A	1,174,121	3,217,010
#*	Sierra Wireless, Inc.	207,493	2,760,480
#	SNC-Lavalin Group, Inc.	225,737	3,581,254
*	SONDE RESOURCES CORP COMMON STOCK	463,104	0
*	Southern Pacific Resource Corp.	156,000	0
*	Storm Resources, Ltd.	277,496	312,829
#	Stuart Olson, Inc.	409,528	73,378
#	Surge Energy, Inc.	5,308,879	1,268,313
#*	Tamarack Valley Energy, Ltd.	4,261,273	2,608,715
*	Taseko Mines, Ltd.	545,187	350,040

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Teranga Gold Corp.	2,992,942	$34,924,544
#	Tidewater Midstream and Infrastructure, Ltd.	1,731,934	1,060,275
#	Timbercreek Financial Corp.	735,236	4,627,302
*	TLC Vision Corp.	829,259	0
	TMX Group, Ltd.	29,527	3,018,281
#	TORC Oil & Gas, Ltd.	3,963,533	4,941,655
*	Torex Gold Resources, Inc.	628,652	11,024,701
#	Total Energy Services, Inc.	493,291	773,386
	Tourmaline Oil Corp.	1,364,803	13,877,798
	TransAlta Corp.	6,330,384	41,400,697
#	Transcontinental, Inc., Class A	918,831	10,591,475
	TransGlobe Energy Corp.	576,941	335,969
#*	Trican Well Service, Ltd.	238,519	162,046
#	Uni-Select, Inc.	313,710	1,794,034
#	Vermilion Energy, Inc.	322,903	1,316,249
	Vermilion Energy, Inc.	378,371	1,551,321
	VersaBank	32,629	169,058
#	Wajax Corp.	95,872	682,832
#	Western Forest Products, Inc.	317,500	248,889
#	Whitecap Resources, Inc.	9,385,235	15,484,990
	Yamana Gold, Inc.	15,508,614	100,731,600
#*	Yangarra Resources, Ltd.	418,855	184,497
TOTAL CANADA			1,043,294,510
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	584,625	181,179
	CITIC Telecom International Holdings, Ltd.	75,000	23,807
*	Hanfeng Evergreen, Inc.	707,267	0
	K Wah International Holdings, Ltd.	1,138,000	480,279
TOTAL CHINA			685,265
DENMARK — (2.0%)
*	Alm Brand A.S.	1,215,754	12,384,861
*	BankNordik P/F	9,794	165,738
*	Brodrene Hartmann A.S.	8,404	603,114
#*	Columbus A.S.	22,718	28,307
	D/S Norden A.S.	214,027	3,231,720
*	DFDS A.S.	355,026	11,020,958
*	FLSmidth & Co. A.S.	460,327	13,737,561
*	GronlandsBANKEN A.S.	1,526	143,789
*	H+H International A.S., Class B	54,941	942,392
*	Harboes Bryggeri A.S., Class B	23,771	216,486
*	ISS A.S.	54,700	844,152
*	Jyske Bank A.S.	1,179,038	37,595,682
*	Matas A.S.	653,289	6,555,551
#*	North Media A.S.	3,351	29,659
#*	Parken Sport & Entertainment A.S.	24,854	302,703
#	Per Aarsleff Holding A.S.	487,117	18,655,157
	Ringkjoebing Landbobank A.S.	116,194	8,639,981
	Scandinavian Tobacco Group A.S., Class A	915,465	13,464,922
	Schouw & Co., A.S.	340,714	27,881,025
	Solar A.S., Class B	42,869	1,759,996
*	Spar Nord Bank A.S.	1,943,142	16,009,303
*	Sydbank A.S.	1,555,575	29,545,111
#	TORM P.L.C.	215,131	1,603,436
	United International Enterprises, Ltd.	8,535	1,756,453
*	Vestjysk Bank A.S.	99,400	45,694
TOTAL DENMARK			207,163,751

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (2.2%)
	Ahlstrom-Munksjo Oyj	353,095	$5,463,364
*	Aktia Bank Oyj	393,207	4,020,264
	Altia Oyj	9,991	94,054
	Aspo Oyj	54,847	379,520
	Atria Oyj	302,392	3,035,688
#	Cargotec Oyj, Class B	859,524	25,629,819
	Digia Oyj	74,002	465,976
#*	Finnair Oyj	13,625,337	7,595,683
	Fiskars Oyj Abp	143,949	2,011,335
#*	HKScan Oyj, Class A	460,227	1,061,761
	Kemira Oyj	2,792,209	36,982,254
	Kesko Oyj, Class B	1,360,453	28,847,079
	Konecranes Oyj	1,053,017	26,750,555
	Metsa Board Oyj	4,337,092	33,952,592
#	Nokian Renkaat Oyj	745,815	17,793,639
	Oriola Oyj, Class A	10,362	24,624
	Oriola Oyj, Class B	208,153	452,462
*	Pihlajalinna Oyj	4,033	68,967
	Raisio Oyj, Class V	1,433,861	5,245,930
	Rapala VMC Oyj	20,345	65,642
	Sanoma Oyj	690,418	7,734,396
*	Teleste Oyj	42,681	214,153
	TietoEVRY Oyj	240,535	7,065,030
	Uponor Oyj	68,574	1,148,494
#	YIT Oyj	2,969,492	17,255,317
TOTAL FINLAND			233,358,598
FRANCE — (3.9%)
	Actia Group	85,501	221,657
#	AKWEL	143,790	2,272,440
	Albioma SA	249,893	11,171,437
	Altamir	343,540	6,270,270
	Assystem SA	53,188	1,336,885
*	Axway Software SA	28,393	659,565
#	Beneteau SA	153,796	1,110,283
	Bigben Interactive	103,437	1,697,593
	Bonduelle SCA	271,070	6,474,403
	Burelle SA	6,739	3,917,736
#*	Casino Guichard Perrachon SA	760,364	21,076,521
*	CGG SA	12,193,701	10,437,394
	Cie des Alpes	217,983	3,842,115
*	Coface SA	1,000,229	7,932,765
	Derichebourg SA	1,754,329	5,072,378
#	Elior Group SA	424,432	2,350,611
*	Elis SA	2,927,943	35,574,243
#*	Eramet	179,386	4,885,288
#	Etablissements Maurel et Prom SA	841,260	1,664,995
#*	Europcar Mobility Group	407,579	633,196
	Eutelsat Communications SA	96,117	971,998
*	Exel Industries, Class A	958	40,518
#*	Fleury Michon SA	26,553	759,732
*	Fnac Darty SA	90,632	3,548,372
*	Gaumont SA	14,943	1,856,060
	Gevelot SA	652	108,589
*	GL Events	251,938	3,262,269
*	Groupe Crit	11,865	660,351
*	Groupe Open	39,138	692,689
*	Groupe SFPI	140,840	184,880
	Haulotte Group SA	62,658	334,263

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Iliad SA	34,639	$6,774,402
*	Immobiliere Hoteliere SA	27,700	0
	IPSOS	798,635	21,196,844
	Jacquet Metal Service SA	301,056	3,801,953
#*	Korian SA	890,499	36,504,170
*	Le Belier	1,874	83,474
*	LISI	142,304	3,199,247
*	Maisons du Monde SA	118,576	1,815,597
*	Manitou BF SA	1,174	21,684
	Manutan International	32,662	2,078,613
*	Mersen SA	362,483	9,778,869
*	Nexans SA	558,498	29,108,789
	Nexity SA	502,484	17,112,970
	NRJ Group	3,097	22,321
#*	OL Groupe SA	102,090	259,788
#*	Pierre & Vacances SA	52,546	838,724
#*	Plastivaloire	122,314	517,034
	Quadient	716,822	10,597,910
*	Rallye SA	56,369	386,378
*	Rexel SA	6,794,140	80,637,327
*	Rothschild & Co.	287,987	7,347,275
	Samse SA	990	145,639
*	Savencia SA	133,933	7,715,071
*	SCOR SE	36,606	942,128
#	Seche Environnement SA	56,599	2,151,138
	SES SA	119,695	846,680
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	31,591	2,071,733
*	Tarkett SA	22,336	278,597
#*	Television Francaise 1	929,924	5,334,529
	Total Gabon	9,244	1,278,479
	Vicat SA	341,685	11,257,258
	VIEL & Cie SA	25,721	153,119
	Vilmorin & Cie SA	117,402	6,897,374
#*	Vranken-Pommery Monopole SA	48,889	752,946
TOTAL FRANCE			412,929,556
GERMANY — (5.2%)
	1&1 Drillisch AG	126,403	3,347,695
	7C Solarparken AG	112,764	470,457
*	Aareal Bank AG	1,282,600	23,468,958
#*	ADVA Optical Networking SE	1,251,022	10,427,072
#	Aumann AG	7,760	107,510
	Aurubis AG	1,173,538	78,266,789
#*	Bauer AG	303,138	3,328,724
	BayWa AG	346,686	10,885,106
	Bertrandt AG	11,093	413,282
*	Bijou Brigitte AG	41,193	1,244,383
	Bilfinger SE	201,995	3,527,517
	Borussia Dortmund GmbH & Co. KGaA	658,037	4,335,814
*	Centrotec SE	72,375	1,201,030
*	comdirect bank AG	29,707	481,009
#*	Commerzbank AG	5,384,572	27,672,130
#*	Corestate Capital Holding SA	181,869	3,876,718
	CropEnergies AG	516,351	5,542,077
	Deutsche Beteiligungs AG	215,781	8,031,970
*	Deutsche Pfandbriefbank AG	2,283,406	14,465,446
*	Deutz AG	2,902,552	14,543,108
	DMG Mori AG	59,768	2,845,359
#*	Draegerwerk AG & Co. KGaA	61,207	4,806,284

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Duerr AG	153,577	$4,207,046
	Elmos Semiconductor SE	100,559	2,464,683
#*	ElringKlinger AG	389,813	2,363,526
	First Sensor AG	22,818	1,061,582
	FORTEC Elektronik AG	1,354	26,951
*	Francotyp-Postalia Holding AG, Class A	11,503	41,426
	Freenet AG	163,229	2,786,069
	Gesco AG	111,337	2,012,426
	GFT Technologies SE	48,780	604,985
*	Grammer AG	6,115	128,244
*	H&R GmbH & Co. KGaA	229,575	1,536,156
#	Hapag-Lloyd AG	13,452	740,643
#*	Heidelberger Druckmaschinen AG	4,695,711	3,933,855
	Hella GmbH & Co KGaA	574,706	25,101,489
*	Highlight Communications AG	11,679	49,095
	HolidayCheck Group AG	67,608	87,742
	Hornbach Baumarkt AG	146,607	5,388,145
	Hornbach Holding AG & Co. KGaA	108,146	10,406,473
*	Indus Holding AG	385,816	13,178,666
*	JOST Werke AG	8,499	310,794
#	K+S AG	3,378,166	22,408,175
*	Kampa AG	31,214	0
	KION Group AG	37,597	2,873,387
*	Kloeckner & Co. SE	1,708,035	10,784,886
#*	Koenig & Bauer AG	92,532	2,019,502
#	Krones AG	123,812	7,522,322
	KSB SE & Co. KGaA	5,771	1,771,367
	KWS Saat SE & Co., KGaA	21,794	1,688,600
*	Lanxess AG	1,083,348	56,188,597
*	Leifheit AG	52,911	1,684,188
#*	Leoni AG	25,800	211,876
#*	Manz AG	11,841	292,868
*	Mediclin AG	647,471	3,053,939
	METRO AG	607,813	5,545,310
	MLP SE	1,302,655	7,996,317
	Nexus AG	43,467	2,166,580
*	Nordex SE	1,060,559	10,979,301
	Norma Group SE	77,033	2,142,699
	Patrizia AG	230,552	6,319,813
#	PNE AG	1,265,729	7,490,114
*	Progress-Werk Oberkirch AG	5,898	116,300
	QSC AG	2,227,645	3,419,179
	Rheinmetall AG	85,054	8,041,554
*	SAF-Holland SE	627,987	4,247,303
#*	Salzgitter AG	523,175	7,103,047
*	SGL Carbon SE	38,911	143,631
*	SMA Solar Technology AG	38,685	1,132,865
#*	SMT Scharf AG	5,372	50,655
	Softing AG	12,954	78,044
	Software AG	215,372	10,011,835
	Suedzucker AG	25,660	428,275
*	SUESS MicroTec SE	352,750	5,122,344
	Surteco Group SE	99,876	2,493,503
*	Takkt AG	323,483	3,983,787
*	Technotrans SE	1,248	21,817
*	Tele Columbus AG	617,388	2,546,886
	United Internet AG	97,891	4,441,989
#	VERBIO Vereinigte BioEnergie AG	475,549	5,918,062
*	Vossloh AG	61,741	2,788,479

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Wacker Chemie AG	237,887	$21,582,431
#*	Wacker Neuson SE	686,486	12,184,006
	Wuestenrot & Wuerttembergische AG	178,349	3,004,110
	Zeal Network SE	23,602	964,159
TOTAL GERMANY			552,682,536
GREECE — (0.0%)
*	Michaniki SA	986,718	0
	Tropea Holding SA	4,581	2,024
TOTAL GREECE			2,024
HONG KONG — (2.7%)
	Aeon Credit Service Asia Co., Ltd.	570,000	393,028
	Allied Group, Ltd.	1,939,000	16,027,738
	Allied Properties HK, Ltd.	37,878,372	9,339,228
*	Applied Development Holdings, Ltd.	2,995,000	53,925
	Asia Financial Holdings, Ltd.	4,718,106	2,208,123
	Asia Standard Hotel Group, Ltd.	5,534,077	147,484
	Asia Standard International Group, Ltd.	12,121,503	1,392,982
	Associated International Hotels, Ltd.	1,345,000	2,403,204
*	Bel Global Resources Holdings, Ltd.	16,756,000	0
#	BOCOM International Holdings Co., Ltd.	3,235,000	421,955
	BOE Varitronix, Ltd.	3,159,000	860,649
	Century City International Holdings, Ltd.	27,139,300	1,471,037
	Chen Hsong Holdings	2,250,000	502,690
	Cheuk Nang Holdings, Ltd.	5,301,784	2,460,212
	Chevalier International Holdings, Ltd.	2,760,858	3,450,364
*	China Boton Group Co., Ltd.	1,109,291	262,031
	China Star Entertainment, Ltd.	700,000	147,109
*	China Strategic Holdings, Ltd.	33,890,000	258,201
*	China Tonghai International Financial, Ltd.	1,190,000	36,615
	Chinese Estates Holdings, Ltd.	969,000	640,386
*	Chinlink International Holdings, Ltd.	695,000	52,954
	Chinney Investments, Ltd.	1,260,000	266,431
	Chong Hing Bank, Ltd.	506,000	582,980
	Chow Sang Sang Holdings International, Ltd.	2,556,000	2,724,670
	Chuang's China Investments, Ltd.	27,924,415	1,298,334
	Chuang's Consortium International, Ltd.	23,541,520	2,975,244
	CNQC International Holdings, Ltd.	6,235,000	499,625
	Cowell e Holdings, Inc.	93,000	40,362
	CSI Properties, Ltd.	123,475,476	3,791,331
*	CW Group Holdings, Ltd.	1,696,500	9,478
	Dah Sing Banking Group, Ltd.	8,673,488	7,841,539
	Dah Sing Financial Holdings, Ltd.	3,717,756	10,273,875
	Dickson Concepts International, Ltd.	1,740,000	1,033,963
	Eagle Nice International Holdings, Ltd.	2,092,000	734,288
	EcoGreen International Group, Ltd.	3,201,840	487,658
*	Emperor Capital Group, Ltd.	47,622,000	991,384
	Emperor Entertainment Hotel, Ltd.	11,255,000	1,598,495
	Emperor International Holdings, Ltd.	33,686,333	5,305,622
	Emperor Watch & Jewellery, Ltd.	72,520,000	1,087,505
*	Esprit Holdings, Ltd.	1,932,000	229,677
*	Ezcom Holdings, Ltd.	67,280	0
	Far East Consortium International, Ltd.	29,386,761	8,721,789
*	FIH Mobile, Ltd.	2,568,000	284,771
	First Pacific Co., Ltd.	26,718,000	5,578,134
*	First Shanghai Investments, Ltd.	2,368,000	117,784
	Fountain SET Holdings, Ltd.	10,354,000	1,202,180

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	GDH Guangnan Holdings., Ltd.	5,068,000	$464,878
#	Get Nice Financial Group, Ltd.	5,013,324	439,829
	Get Nice Holdings, Ltd.	96,072,999	2,095,934
*	Global Brands Group Holding, Ltd.	1,555,998	44,951
	Glorious Sun Enterprises, Ltd.	3,412,000	369,779
	Gold Peak Industries Holdings, Ltd.	7,973,907	596,492
	Golden Resources Development International, Ltd.	12,649,000	816,779
*	Good Resources Holdings, Ltd.	500,000	5,808
*	Goodbaby International Holdings, Ltd.	8,551,000	1,423,669
	Great Eagle Holdings, Ltd.	3,145,591	7,120,986
*	G-Resources Group, Ltd.	73,005,000	461,430
#	Guotai Junan International Holdings, Ltd.	6,072,000	863,073
#	Haitong International Securities Group, Ltd.	39,087,789	10,555,630
	Hang Lung Group, Ltd.	1,708,000	4,133,359
	Hanison Construction Holdings, Ltd.	7,556,724	994,566
	Harbour Centre Development, Ltd.	2,204,000	2,212,070
	HKR International, Ltd.	19,974,157	7,966,543
	Hon Kwok Land Investment Co., Ltd.	7,146,935	2,398,001
	Hong Kong Economic Times Holdings, Ltd.	64,000	8,499
	Hong Kong Ferry Holdings Co., Ltd.	2,464,000	1,843,045
	Hongkong & Shanghai Hotels, Ltd. (The)	8,331,841	6,831,302
	Hongkong Chinese, Ltd.	20,533,100	1,790,179
#	Hsin Chong Group Holdings, Ltd.	24,822,006	210,098
	Hung Hing Printing Group, Ltd.	7,155,275	895,492
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	21,850,000	3,579,819
	IPE Group, Ltd.	10,775,000	925,681
*	IRC, Ltd.	30,040,000	383,780
	IT, Ltd.	112,000	14,463
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
	Johnson Electric Holdings, Ltd.	2,108,423	3,880,357
*	Kader Holdings Co., Ltd.	256,000	20,851
#	Keck Seng Investments	2,818,000	1,090,518
	Kerry Logistics Network, Ltd.	2,532,500	4,151,050
	Kerry Properties, Ltd.	220,500	524,702
	Kingmaker Footwear Holdings, Ltd.	76,000	6,178
	Kowloon Development Co., Ltd.	10,059,277	10,717,571
	Kwoon Chung Bus Holdings, Ltd.	218,000	61,329
	Lai Sun Development Co., Ltd.	7,122,764	7,620,342
	Lai Sun Garment International, Ltd.	8,037,560	8,154,195
	Landsea Green Properties Co., Ltd.	220,000	18,739
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,996,000	368,038
*	Lerado Financial Group Co., Ltd.	658,400	2,022
	Lippo China Resources, Ltd.	5,018,000	91,935
	Lippo, Ltd.	4,619,500	1,418,890
	Liu Chong Hing Investment, Ltd.	4,286,000	3,633,623
	Luks Group Vietnam Holdings Co., Ltd.	700,642	113,076
	Lung Kee Bermuda Holdings	658,000	178,313
	Magnificent Hotel Investment, Ltd.	38,616,600	512,933
#	Mason Group Holdings, Ltd.	17,100,400	90,620
*	Midland Holdings, Ltd.	969,969	91,398
	Ming Fai International Holdings, Ltd.	2,748,000	234,020
	Miramar Hotel & Investment	2,271,000	3,645,771
	Modern Dental Group, Ltd.	2,798,000	477,180
	Nanyang Holdings, Ltd.	98,350	520,901
	National Electronics Hldgs	4,719,648	633,223
*	Neo-Neon Holdings, Ltd.	298,000	24,971
#*	NewOcean Energy Holdings, Ltd.	15,688,000	1,438,947
#	NWS Holdings, Ltd.	1,683,000	1,304,564

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Oriental Press Group, Ltd.	118,000	$6,556
	Oriental Watch Holdings	7,028,000	1,776,924
	Pacific Andes International Holdings, Ltd.	88,958,890	314,501
	Pacific Basin Shipping, Ltd.	92,649,000	11,375,996
	Paliburg Holdings, Ltd.	11,071,041	2,612,490
*	PC Partner Group, Ltd.	338,000	67,246
	Playmates Holdings, Ltd.	30,957,000	3,395,512
	Pokfulam Development Co., Ltd.	100,000	149,081
#	Polytec Asset Holdings, Ltd.	19,235,917	1,788,965
#*	PT International Development Co., Ltd.	2,798,000	99,195
	Public Financial Holdings, Ltd.	4,688,444	1,150,497
*	PYI Corp., Ltd.	22,462,086	202,780
	Regal Hotels International Holdings, Ltd.	8,832,623	3,249,321
	Safety Godown Co., Ltd.	140,000	138,959
*	Samson Holding, Ltd.	1,352,000	38,900
	SAS Dragon Holdings, Ltd.	42,000	12,789
#	SEA Holdings, Ltd.	2,329,368	1,822,456
	Shangri-La Asia, Ltd.	2,662,000	1,926,099
	Shenwan Hongyuan HK, Ltd.	815,000	111,496
	Shun Ho Property Investments, Ltd.	271,173	61,961
	Shun Tak Holdings, Ltd.	33,048,546	11,906,376
	Sing Tao News Corp., Ltd.	404,000	79,197
	Singamas Container Holdings, Ltd.	27,240,000	1,265,054
	Sitoy Group Holdings, Ltd.	3,673,000	175,495
	Soundwill Holdings, Ltd.	1,522,000	1,336,287
*	South China Holdings Co., Ltd.	30,297,751	515,902
	Sun Hung Kai & Co., Ltd.	10,952,688	4,228,905
	TAI Cheung Holdings, Ltd.	4,547,000	2,876,051
	Tan Chong International, Ltd.	3,879,000	1,087,749
#	Tao Heung Holdings, Ltd.	747,000	84,869
	Tern Properties Co., Ltd.	146,000	95,401
#	Texwinca Holdings, Ltd.	8,264,000	1,173,374
	Tian Teck Land, Ltd.	622,000	433,425
	Transport International Holdings, Ltd.	649,879	1,209,337
	United Laboratories International Holdings, Ltd. (The)	56,000	52,267
	Upbest Group, Ltd.	4,920,000	558,469
	Vantage International Holdings, Ltd.	2,134,000	226,188
	Vedan International Holdings, Ltd.	6,156,000	643,356
	VSTECS Holdings, Ltd.	3,942,000	2,317,154
	Wai Kee Holdings, Ltd.	806,000	394,703
	Wang On Group, Ltd.	117,960,000	1,065,434
	Win Hanverky Holdings, Ltd.	472,000	23,795
	Wing On Co. International, Ltd.	2,625,500	5,963,256
	Wing Tai Properties, Ltd.	2,564,749	1,401,226
	Wong's International Holdings, Ltd.	70,000	20,523
*	Xingye Alloy Materials Group, Ltd.	1,405,000	192,289
	Yue Yuen Industrial Holdings, Ltd.	2,078,000	3,298,084
TOTAL HONG KONG			283,605,316
IRELAND — (0.1%)
#*	AIB Group P.L.C.	256,044	321,111
*	Bank of Ireland Group P.L.C.	1,202,739	2,498,797
	C&C Group P.L.C.	2,553,212	7,718,184
*	FBD Holdings P.L.C.	46,187	361,672
*	Permanent TSB Group Holdings P.L.C.	109,538	62,803
TOTAL IRELAND			10,962,567

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (0.7%)
	Africa Israel Residences, Ltd.	2,346	$69,219
*	Albaad Massuot Yitzhak, Ltd.	2,315	40,107
	Alrov Properties and Lodgings, Ltd.	7,679	179,460
#	Ashtrom Group, Ltd.	187,411	2,215,846
#	Ashtrom Properties, Ltd.	281,455	1,054,921
#*	Azorim-Investment Development & Construction Co., Ltd.	874,593	1,540,051
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,784	31,114
	Carasso Motors, Ltd.	152,030	438,533
*	Cellcom Israel, Ltd.	185,605	727,660
	Cellcom Israel, Ltd.	29,907	116,039
*	Clal Insurance Enterprises Holdings, Ltd.	134,799	1,174,003
	Delta-Galil Industries, Ltd.	7,397	76,926
#*	Dor Alon Energy in Israel 1988, Ltd.	30,317	537,320
*	El Al Israel Airlines	2,901,598	535,953
#*	Equital, Ltd.	400,691	7,023,981
	First International Bank Of Israel, Ltd.	29,027	667,943
	Formula Systems 1985, Ltd.	91,258	8,078,302
*	Hadera Paper, Ltd.	183	6,106
#	Harel Insurance Investments & Financial Services, Ltd.	2,382,539	15,798,986
	Israel Land Development - Urban Renewal, Ltd.	53,389	335,522
	Isras Investment Co., Ltd.	4,543	635,102
#*	Issta Lines, Ltd.	3,796	37,587
	Kenon Holdings, Ltd.	60,583	1,248,681
	Kerur Holdings, Ltd.	470	14,516
#*	Mediterranean Towers, Ltd.	177,694	356,913
#	Meitav Dash Investments, Ltd.	274,392	797,441
#	Menora Mivtachim Holdings, Ltd.	515,259	6,104,505
	Migdal Insurance & Financial Holdings, Ltd.	126,836	78,014
*	Mivtach Shamir Holdings, Ltd.	3,074	54,630
*	Nawi Brothers, Ltd.	21,804	82,136
	Neto ME Holdings, Ltd.	5,823	240,039
#	Oil Refineries, Ltd.	26,394,749	4,922,821
*	Partner Communications Co., Ltd.	24,503	100,803
	Paz Oil Co., Ltd.	37,089	2,947,192
*	Perion Network, Ltd.	95,943	601,488
#*	Phoenix Holdings, Ltd. (The)	1,485,616	6,740,281
	Plasson Industries, Ltd.	5,181	199,314
	Scope Metals Group, Ltd.	6,634	97,878
*	Shalag Industries, Ltd.	6,554	22,604
#	Shikun & Binui, Ltd.	315,508	1,438,367
	Summit Real Estate Holdings, Ltd.	531,685	4,649,795
	Union Bank of Israel	485,299	2,452,620
#	YH Dimri Construction & Development, Ltd.	13,907	392,559
TOTAL ISRAEL			74,863,278
ITALY — (4.5%)
	A2A SpA	2,510,065	3,606,587
*	Aeffe SpA	39,000	40,743
	Anima Holding SpA	4,440,664	20,035,009
*	Autostrade Meridionali SpA	7,652	184,760
*	Avio SpA	213,092	3,452,272
*	Banca IFIS SpA	224,553	2,314,480
*	Banca Popolare di Sondrio SCPA	8,857,663	19,782,979
#*	Banca Profilo SpA	2,698,377	618,817
#*	Banca Sistema SpA	826,960	1,694,833
#*	Banco BPM SpA	3,262,520	4,930,374
*	Banco di Desio e della Brianza SpA	435,527	1,139,582
#*	BPER Banca	7,689,072	19,518,502
	Buzzi Unicem SpA	7,700	99,136

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Buzzi Unicem SpA	2,094,916	$47,662,954
*	Cairo Communication SpA	1,047,917	1,684,186
	Cementir Holding NV	1,853,336	12,875,405
*	CIR SpA-Compagnie Industriali	20,886,358	9,480,214
*	Credito Emiliano SpA	1,487,928	7,613,561
#*	d'Amico International Shipping SA	4,318,384	467,094
	Danieli & C Officine Meccaniche SpA	68,518	552,022
#	Danieli & C Officine Meccaniche SpA	331,005	4,324,966
	DeA Capital SpA	2,211,163	2,977,235
*	Elica SpA	89,393	267,188
*	Emak SpA	1,152,554	1,068,784
	ERG SpA	530,198	12,927,727
*	Esprinet SpA	733,994	3,662,665
	Falck Renewables SpA	995,422	6,511,102
#*	Fincantieri SpA	9,139,794	6,245,143
*	FNM SpA	4,026,494	2,116,374
#*	Geox SpA	298,049	229,105
*	Guala Closures SpA	125,317	945,960
#*	IMMSI SpA	4,599,201	2,226,072
*	Intek Group SpA	3,169,477	914,503
	Italmobiliare SpA	231,334	8,036,580
*	IVS Group SA	26,868	152,344
	La Doria SpA	177,488	2,256,545
	Leonardo SpA	1,013,611	6,508,647
	Massimo Zanetti Beverage Group SpA	153,538	725,144
	Openjobmetis SpA agenzia per il lavoro	9,549	63,308
#*	OVS SpA	3,695,436	4,036,375
#*	Pirelli & C SpA	3,595,005	14,237,322
#*	Prima Industrie SpA	46,883	714,052
	Reno de Medici SpA	2,944,882	3,030,814
*	Sabaf SpA	30,074	389,725
	SAES Getters SpA	7,647	227,169
#	Saipem SpA	11,811,160	25,294,713
*	Saras SpA	643,874	477,511
	Servizi Italia SpA	38,224	104,396
#*	Societa Cattolica di Assicurazioni SC	4,796,049	29,045,708
#*	Sogefi SpA	468,779	488,135
#*	Unione di Banche Italiane SpA	25,232,083	107,402,559
*	Unipol Gruppo SpA	10,098,772	42,427,506
#	UnipolSai Assicurazioni SpA	7,942,037	20,396,739
#	Webuild SpA	4,125,699	5,326,840
TOTAL ITALY			473,512,466
JAPAN — (26.3%)
	77 Bank, Ltd. (The)	837,700	11,263,244
	A&A Material Corp.	4,100	38,753
	Achilles Corp.	316,100	5,474,879
	ADEKA Corp.	1,366,700	18,152,301
	Ahresty Corp.	580,600	1,682,387
	Aichi Corp.	323,900	2,364,958
	Aichi Steel Corp.	283,700	6,806,879
	Aichi Tokei Denki Co., Ltd.	24,900	1,037,290
	Aida Engineering, Ltd.	356,700	2,232,746
	Ainavo Holdings Co., Ltd.	29,900	227,579
	Aiphone Co., Ltd.	137,600	1,783,816
	Airport Facilities Co., Ltd.	605,000	2,287,361
	Aisan Industry Co., Ltd.	998,630	4,158,605
	Akatsuki Corp.	20,000	49,011
	Akita Bank, Ltd. (The)	185,500	2,464,227

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Albis Co., Ltd.	52,700	$1,240,599
	Alconix Corp.	364,199	4,184,346
	Alinco, Inc.	172,800	1,409,970
#	Alpen Co., Ltd.	514,000	7,210,494
	Alpha Corp.	143,900	1,196,495
	Alps Logistics Co., Ltd.	168,000	1,135,327
	Anabuki Kosan, Inc.	17,200	227,575
	AOI Electronics Co., Ltd.	22,700	440,751
#	AOI TYO Holdings, Inc.	260,000	908,783
	AOKI Holdings, Inc.	718,622	3,697,938
	Aomori Bank, Ltd. (The)	391,300	7,653,035
	Aoyama Trading Co., Ltd.	699,799	3,761,799
	Arakawa Chemical Industries, Ltd.	426,700	4,550,287
	Araya Industrial Co., Ltd.	94,000	1,021,176
	Arcland Sakamoto Co., Ltd.	467,300	8,660,606
	Arcs Co., Ltd.	215,300	4,995,358
#	Arealink Co., Ltd.	112,600	961,670
	Arisawa Manufacturing Co., Ltd.	762,782	5,737,138
	Artnature, Inc.	167,700	901,132
	Asahi Broadcasting Group Holdings Corp.	182,300	1,231,578
	Asahi Diamond Industrial Co., Ltd.	1,045,800	4,410,087
	Asahi Kogyosha Co., Ltd.	100,224	2,758,240
	Asahi Printing Co., Ltd.	11,900	98,543
	Asahi Yukizai Corp.	368,200	4,568,135
	Asanuma Corp.	113,500	4,164,414
#	Asax Co., Ltd.	24,700	153,123
#	Ashimori Industry Co., Ltd.	130,199	1,091,019
	Asia Pile Holdings Corp.	587,900	2,501,499
	ASKA Pharmaceutical Co., Ltd.	373,200	3,895,274
#	Asti Corp.	62,000	699,992
	Avantia Co., Ltd.	112,100	917,470
	Awa Bank, Ltd. (The)	751,120	16,091,170
	Bando Chemical Industries, Ltd.	474,500	2,720,448
	Bank of Iwate, Ltd. (The)	192,700	4,454,427
	Bank of Kochi, Ltd. (The)	106,499	658,599
	Bank of Nagoya, Ltd. (The)	45,670	952,235
#	Bank of Okinawa, Ltd. (The)	356,040	9,813,831
	Bank of the Ryukyus, Ltd.	936,100	7,760,090
#	Bank of Toyama, Ltd. (The)	11,100	236,464
	Belluna Co., Ltd.	850,124	6,078,559
	Bull-Dog Sauce Co., Ltd.	10,400	112,669
	Bunka Shutter Co., Ltd.	586,900	3,858,316
	Canon Electronics, Inc.	108,700	1,507,243
#	Carlit Holdings Co., Ltd.	409,600	1,775,371
	Cawachi, Ltd.	504,200	15,156,624
	Central Glass Co., Ltd.	965,300	17,463,522
	Chiba Kogyo Bank, Ltd. (The)	1,129,000	2,273,389
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	30,600	451,860
	Chino Corp.	61,200	780,523
	Chiyoda Integre Co., Ltd.	148,600	2,385,609
	Chodai Co., Ltd.	1,800	17,005
	Chori Co., Ltd.	80,000	1,070,176
	Chubu Shiryo Co., Ltd.	390,600	6,033,302
	Chudenko Corp.	102,860	2,139,583
	Chuetsu Pulp & Paper Co., Ltd.	160,400	2,176,157
#	Chugai Ro Co., Ltd.	53,800	772,784
	Chugoku Bank, Ltd. (The)	306,200	2,637,323
	Chugoku Marine Paints, Ltd.	9,700	91,765
	Chukyo Bank, Ltd. (The)	198,400	3,534,997

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuo Gyorui Co., Ltd.	61,100	$1,569,705
	Chuo Spring Co., Ltd.	92,200	2,116,322
	Chuo Warehouse Co., Ltd.	21,900	198,570
	CI Takiron Corp.	1,075,400	6,852,200
#	Citizen Watch Co., Ltd.	4,701,300	12,814,174
	Cleanup Corp.	614,900	3,039,056
	CMK Corp.	1,138,700	3,929,546
	Comany, Inc.	14,500	165,507
	Corona Corp.	259,200	2,413,661
	Cosmo Energy Holdings Co., Ltd.	699,400	10,133,296
#	Cosmos Initia Co., Ltd.	111,100	390,063
	Create Medic Co., Ltd.	23,400	212,314
	CTI Engineering Co., Ltd.	289,600	4,562,694
	Dai Nippon Toryo Co., Ltd.	125,300	965,731
	Dai-Dan Co., Ltd.	264,400	6,509,980
#	Daido Kogyo Co., Ltd.	177,689	958,629
	Daido Metal Co., Ltd.	590,200	2,743,196
	Daido Steel Co., Ltd.	297,000	8,377,495
	Daidoh, Ltd.	258,800	464,518
	Daihatsu Diesel Manufacturing Co., Ltd.	299,800	1,139,557
	Daiho Corp.	345,300	7,859,278
	Daiichi Jitsugyo Co., Ltd.	151,000	5,035,403
	Daiichi Kensetsu Corp.	14,000	225,371
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	182,900	1,244,076
	Dai-ichi Seiko Co., Ltd.	184,100	3,283,900
	Daiken Corp.	12,600	203,312
	Daiki Aluminium Industry Co., Ltd.	680,800	3,245,201
	Daikoku Denki Co., Ltd.	187,500	2,089,332
	Daikyonishikawa Corp.	109,800	463,840
	Dainichi Co., Ltd.	252,700	1,591,201
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	225,300	4,781,536
	Daishi Hokuetsu Financial Group, Inc.	871,343	16,021,637
	Daishinku Corp.	167,900	3,234,337
#	Daisue Construction Co., Ltd.	125,100	938,889
	Daito Bank, Ltd. (The)	366,300	2,008,850
	Daiwa Industries, Ltd.	221,100	1,731,683
#	DCM Holdings Co., Ltd.	2,381,700	29,915,007
	Denyo Co., Ltd.	305,600	5,602,331
	DKK Co., Ltd.	19,200	413,039
	DMW Corp.	49,100	1,229,829
	Duskin Co., Ltd.	50,700	1,261,597
#	DyDo Group Holdings, Inc.	75,800	3,190,402
	Dynic Corp.	42,200	292,508
	Eagle Industry Co., Ltd.	224,100	1,331,425
	Ebara Foods Industry, Inc.	5,400	109,640
#	EDION Corp.	2,442,600	23,534,844
	EF-ON, Inc.	10,200	55,148
	Ehime Bank, Ltd. (The)	671,299	7,178,555
	Eizo Corp.	82,600	3,066,730
	Elematec Corp.	194,700	1,571,551
	Endo Lighting Corp.	220,600	1,313,578
	Enomoto Co., Ltd.	16,700	166,853
	Eslead Corp.	219,000	2,501,335
	ESTELLE Holdings Co., Ltd.	9,000	52,823
	Exedy Corp.	484,000	5,976,736
	FALCO HOLDINGS Co., Ltd.	49,100	664,254
	FCC Co., Ltd.	63,500	982,672
	Feed One Co., Ltd.	84,600	162,503
	Fenwal Controls of Japan, Ltd.	16,100	221,382

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ferrotec Holdings Corp.	480,500	$2,890,626
	FIDEA Holdings Co., Ltd.	3,685,000	3,430,058
	First Bank of Toyama, Ltd. (The)	215,000	527,380
#	First Juken Co., Ltd.	137,200	1,159,864
#	FJ Next Co., Ltd.	402,800	3,033,962
	Foster Electric Co., Ltd.	430,700	4,128,634
	F-Tech, Inc.	334,100	1,365,126
	Fudo Tetra Corp.	37,200	460,859
	Fuji Co., Ltd.	88,700	1,517,551
	Fuji Corp., Ltd.	485,000	2,200,041
#	Fuji Die Co., Ltd.	6,100	38,306
*	Fuji Oil Co., Ltd.	146,400	213,607
	Fujikura Composites, Inc.	533,700	1,732,887
	Fujikura Kasei Co., Ltd.	485,000	2,362,765
	Fujikura, Ltd.	4,386,200	11,882,387
	Fujisash Co., Ltd.	1,177,000	849,534
	Fujishoji Co., Ltd.	25,200	163,403
	Fujitsu Frontech, Ltd.	360,000	5,251,868
	FuKoKu Co., Ltd.	224,800	1,327,215
	Fukuda Corp.	121,400	5,366,810
	Fukui Bank, Ltd. (The)	114,100	1,654,061
	Fukuyama Transporting Co., Ltd.	187,000	6,487,930
	Furukawa Co., Ltd.	588,100	5,688,740
	Furukawa Electric Co., Ltd.	874,300	20,919,599
	Furuno Electric Co., Ltd.	660,300	5,824,958
	Furusato Industries, Ltd.	176,100	2,192,397
	Fuso Pharmaceutical Industries, Ltd.	54,200	1,166,258
	Futaba Industrial Co., Ltd.	692,100	2,704,545
	Fuyo General Lease Co., Ltd.	280,700	15,889,352
	Gecoss Corp.	360,700	3,012,286
#	Geo Holdings Corp.	473,400	6,457,357
	GL Sciences, Inc.	35,000	664,810
#	Godo Steel, Ltd.	372,100	6,453,338
	Goldcrest Co., Ltd.	438,630	5,425,536
	Grandy House Corp.	336,300	1,081,334
	GS Yuasa Corp.	61,900	962,538
#	GSI Creos Corp.	169,807	1,817,114
	G-Tekt Corp.	455,900	3,783,054
	Gun-Ei Chemical Industry Co., Ltd.	119,400	2,719,919
	Gunma Bank, Ltd. (The)	2,399,896	7,563,947
	Gunze, Ltd.	314,300	11,433,127
	H2O Retailing Corp.	1,448,039	8,341,395
	Hachijuni Bank, Ltd. (The)	450,400	1,673,248
	Hagiwara Electric Holdings Co., Ltd.	131,800	2,320,700
	Hakuto Co., Ltd.	368,800	3,101,316
	Hanwa Co., Ltd.	685,000	12,172,156
	Happinet Corp.	181,200	1,916,780
	Hard Off Corp. Co., Ltd.	77,700	489,204
	Harima Chemicals Group, Inc.	405,700	3,522,590
	Haruyama Holdings, Inc.	257,300	1,678,431
	Hashimoto Sogyo Holdings Co., Ltd.	8,490	160,047
	Heian Ceremony Service Co., Ltd.	1,200	9,447
	Heiwa Corp.	63,400	1,062,244
	Heiwa Real Estate Co., Ltd.	607,000	14,816,158
	Heiwado Co., Ltd.	462,024	8,703,493
	Helios Techno Holding Co., Ltd.	21,400	57,560
	Hibiya Engineering, Ltd.	137,800	2,318,965
	HI-LEX Corp.	94,700	980,508
	Hirakawa Hewtech Corp.	68,400	573,332

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hiroshima Bank, Ltd. (The)	1,882,500	$8,651,756
	Hiroshima Electric Railway Co., Ltd.	5,000	47,268
	Hisaka Works, Ltd.	113,800	772,164
	Hitachi Zosen Corp.	3,205,719	11,311,202
	Hodogaya Chemical Co., Ltd.	76,799	3,295,670
#	Hokkaido Coca-Cola Bottling Co., Ltd.	88,399	3,117,197
	Hokkan Holdings, Ltd.	209,500	3,375,868
	Hokko Chemical Industry Co., Ltd.	549,400	3,197,501
	Hokkoku Bank, Ltd. (The)	635,816	16,608,062
	Hokuetsu Corp.	3,739,874	12,522,474
	Hokuhoku Financial Group, Inc.	2,088,400	17,569,017
#	Hokuriku Electric Industry Co., Ltd.	58,900	471,253
	Hokuriku Electrical Construction Co., Ltd.	161,400	1,378,953
	H-One Co., Ltd.	531,000	2,412,595
	Honshu Chemical Industry Co., Ltd.	19,300	211,555
#	Hoosiers Holdings	563,700	2,781,159
	Hosiden Corp.	1,147,500	9,826,407
#	Howa Machinery, Ltd.	194,900	1,436,460
	Hyakugo Bank, Ltd. (The)	1,909,555	5,641,469
	Hyakujushi Bank, Ltd. (The)	424,500	6,815,518
#	Ichikawa Co., Ltd.	23,400	279,249
	Ichiken Co., Ltd.	67,300	914,341
	Ichinen Holdings Co., Ltd.	52,400	523,848
	Icom, Inc.	3,900	102,537
	IDEA Consultants, Inc.	3,800	61,750
	Iino Kaiun Kaisha, Ltd.	1,547,100	4,503,034
	IJTT Co., Ltd.	452,660	1,854,376
	Ikegami Tsushinki Co., Ltd.	53,200	383,697
#	Imagica Group, Inc.	96,000	305,710
	Imasen Electric Industrial	465,499	2,954,420
#	Inaba Seisakusho Co., Ltd.	118,700	1,391,021
	Inabata & Co., Ltd.	1,264,000	13,938,941
	Ines Corp.	763,400	10,222,548
	Innotech Corp.	406,500	3,648,753
#	I-O Data Device, Inc.	221,700	2,050,973
	Ise Chemicals Corp.	12,500	327,706
	Iseki & Co., Ltd.	388,900	4,106,187
	Ishihara Chemical Co., Ltd.	3,600	68,292
	Ishihara Sangyo Kaisha, Ltd.	758,000	4,777,592
#	Ishizuka Glass Co., Ltd.	58,999	982,760
	Itochu Enex Co., Ltd.	796,900	6,259,035
	Itochu-Shokuhin Co., Ltd.	72,400	3,294,561
	Itoki Corp.	1,029,647	3,396,903
	IwaiCosmo Holdings, Inc.	427,100	4,832,373
	Iwaki & Co., Ltd.	810,800	3,458,111
	Iwasaki Electric Co., Ltd.	207,700	3,231,912
*	Iwatsu Electric Co., Ltd.	136,300	1,070,783
	Iyo Bank, Ltd. (The)	369,100	2,183,696
	Jaccs Co., Ltd.	473,700	7,232,893
	Jafco Co., Ltd.	624,000	22,047,929
#	Jalux, Inc.	2,600	37,758
	Jamco Corp.	35,600	209,558
	Janome Sewing Machine Co., Ltd.	423,000	1,758,820
#	Japan Asia Group, Ltd.	522,300	1,362,176
	Japan Cash Machine Co., Ltd.	36,200	174,740
#*	Japan Display, Inc.	4,207,999	1,884,433
	Japan Foundation Engineering Co., Ltd.	349,000	1,266,328
	Japan Oil Transportation Co., Ltd.	53,921	1,560,591
	Japan Pulp & Paper Co., Ltd.	214,800	7,336,829

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works, Ltd. (The)	146,226	$2,084,334
	Japan Transcity Corp.	995,900	4,322,528
	Japan Wool Textile Co., Ltd. (The)	893,400	7,682,767
	Jimoto Holdings, Inc.	1,963,200	1,734,069
	JK Holdings Co., Ltd.	237,200	1,629,729
	JMS Co., Ltd.	399,043	2,887,319
	Joban Kosan Co., Ltd.	20,300	238,754
	J-Oil Mills, Inc.	258,000	9,727,253
	Joshin Denki Co., Ltd.	87,800	1,693,820
	JSP Corp.	59,100	766,983
	Juki Corp.	277,099	1,107,209
	Juroku Bank, Ltd. (The)	306,100	5,243,018
	JVCKenwood Corp.	3,053,630	3,861,647
	K&O Energy Group, Inc.	312,400	4,419,133
	Kadokawa Corp.	146,017	2,987,848
	Kaga Electronics Co., Ltd.	422,100	7,993,594
	Kamei Corp.	763,800	6,881,988
	Kanaden Corp.	430,700	5,361,338
	Kanagawa Chuo Kotsu Co., Ltd.	15,200	533,439
	Kanamoto Co., Ltd.	102,000	2,061,263
	Kandenko Co., Ltd.	1,040,300	8,153,895
	Kanefusa Corp.	4,100	23,503
	Kaneka Corp.	29,700	701,840
#	Kaneko Seeds Co., Ltd.	12,400	164,804
	Kanematsu Corp.	837,200	9,120,548
	Kansai Mirai Financial Group, Inc.	45,988	174,167
#	Kasai Kogyo Co., Ltd.	368,300	1,346,460
	Katakura & Co-op Agri Corp.	19,200	222,342
	Katakura Industries Co., Ltd.	221,000	2,344,434
	Kato Works Co., Ltd.	273,173	2,937,371
	KAWADA TECHNOLOGIES, Inc.	119,800	4,738,843
#	Kawagishi Bridge Works Co., Ltd.	17,299	372,059
*	Kawasaki Kisen Kaisha, Ltd.	91,000	831,348
	Kawasumi Laboratories, Inc.	350,020	2,605,649
	Keihin Co., Ltd.	43,200	510,778
	Keihin Corp.	1,142,400	27,336,971
	Keiyo Bank, Ltd. (The)	2,202,500	9,966,054
	KEL Corp.	33,700	252,271
#	Kimura Unity Co., Ltd.	42,900	405,455
	King Co., Ltd.	72,800	368,382
*	Kinki Sharyo Co., Ltd. (The)	23,100	243,570
	Kissei Pharmaceutical Co., Ltd.	200	4,181
	Kitagawa Corp.	198,500	2,723,991
	Kita-Nippon Bank, Ltd. (The)	168,300	2,617,952
	Kitano Construction Corp.	106,127	2,665,000
	Kitz Corp.	80,100	506,371
	Kiyo Bank, Ltd. (The)	1,359,600	19,125,954
	Koa Corp.	118,489	1,019,346
	Koatsu Gas Kogyo Co., Ltd.	194,800	1,385,831
*	Kobe Steel, Ltd.	4,524,000	14,660,335
	Kohnan Shoji Co., Ltd.	797,600	29,763,013
#	Kojima Co., Ltd.	528,300	2,728,662
	Kokuyo Co., Ltd.	24,411	256,986
	KOMAIHALTEC, Inc.	57,600	719,386
	Komatsu Matere Co., Ltd.	391,100	2,564,276
	Komatsu Wall Industry Co., Ltd.	166,900	2,632,967
#	Komehyo Co., Ltd.	159,600	979,719
	Komeri Co., Ltd.	649,300	20,437,450
	Konica Minolta, Inc.	2,438,900	6,460,321

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konishi Co., Ltd.	56,700	$780,483
	Konoike Transport Co., Ltd.	296,200	2,848,132
*	Kosaido Co., Ltd.	170,200	1,232,863
	KRS Corp.	133,000	1,769,187
	KU Holdings Co., Ltd.	269,100	2,121,160
	Kumagai Gumi Co., Ltd.	16,900	387,407
	Kurabo Industries, Ltd.	599,300	11,171,179
	Kureha Corp.	255,700	10,548,965
	Kurimoto, Ltd.	245,800	3,732,668
	Kuriyama Holdings Corp.	27,500	136,773
	KVK Corp.	2,500	38,794
	Kyodo Printing Co., Ltd.	210,000	5,293,525
	Kyoei Steel, Ltd.	670,300	7,969,826
#	Kyokuto Boeki Kaisha, Ltd.	63,500	778,489
	Kyokuto Kaihatsu Kogyo Co., Ltd.	901,850	11,392,614
	Kyoritsu Printing Co., Ltd.	457,600	554,863
	Kyosan Electric Manufacturing Co., Ltd.	901,300	4,436,794
	Kyowa Electronic Instruments Co., Ltd.	408,400	1,590,148
	Kyowa Leather Cloth Co., Ltd.	380,300	1,981,123
	Kyushu Financial Group, Inc.	1,862,695	7,612,736
	Kyushu Leasing Service Co., Ltd.	39,400	191,060
	Lonseal Corp.	11,400	184,783
	Look Holdings, Inc.	202,399	1,237,926
	Macnica Fuji Electronics Holdings, Inc.	847,350	12,774,858
	Maeda Corp.	1,439,400	9,828,716
	Maeda Road Construction Co., Ltd.	1,790	32,546
	Maezawa Industries, Inc.	76,300	269,970
	Maezawa Kasei Industries Co., Ltd.	193,500	1,795,861
	Maezawa Kyuso Industries Co., Ltd.	167,600	2,966,248
	Makino Milling Machine Co., Ltd.	413,100	11,717,277
	Mars Group Holdings Corp.	13,500	190,360
#	Marubun Corp.	253,000	1,169,056
	Marudai Food Co., Ltd.	639,000	10,839,794
	Marufuji Sheet Piling Co., Ltd.	1,800	32,896
	Maruka Corp.	59,100	1,074,842
#	Maruyama Manufacturing Co., Inc.	44,300	460,654
#	Maruzen CHI Holdings Co., Ltd.	77,900	267,125
	Maruzen Showa Unyu Co., Ltd.	308,100	9,187,905
	Matsuda Sangyo Co., Ltd.	217,800	3,360,280
#	Matsui Construction Co., Ltd.	433,300	2,542,697
	Maxell Holdings, Ltd.	889,400	7,642,248
	Maxvalu Tokai Co., Ltd.	74,100	1,674,991
#	Meiji Electric Industries Co., Ltd.	31,400	395,418
	Meiji Shipping Co., Ltd.	16,100	47,866
	Meisei Industrial Co., Ltd.	504,800	3,822,920
#	Meiwa Corp.	407,500	1,627,292
	Meiwa Estate Co., Ltd.	343,800	1,203,292
	Michinoku Bank, Ltd. (The)	72,400	673,445
	Mikuni Corp.	579,900	1,388,882
	Mimaki Engineering Co., Ltd.	2,600	9,467
	Miraial Co., Ltd.	125,800	1,217,241
	Mirait Holdings Corp.	334,250	4,604,838
	Mitani Corp.	7,400	458,949
	Mitani Sangyo Co., Ltd.	118,700	349,019
*	Mitsuba Corp.	470,199	1,470,914
	Mitsubishi Kakoki Kaisha, Ltd.	65,700	1,069,474
	Mitsubishi Paper Mills, Ltd.	571,900	1,740,688
	Mitsubishi Shokuhin Co., Ltd.	14,700	365,158
*	Mitsubishi Steel Manufacturing Co., Ltd.	318,600	1,612,088

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsuboshi Belting, Ltd.	15,800	$261,509
	Mitsui Matsushima Holdings Co., Ltd.	293,600	1,984,006
	Mitsui Mining & Smelting Co., Ltd.	520,100	11,045,371
	Mitsui Sugar Co., Ltd.	119,200	2,166,071
	Mitsui-Soko Holdings Co., Ltd.	403,000	5,503,439
	Mitsumura Printing Co., Ltd.	300	4,131
	Mitsuuroko Group Holdings Co., Ltd.	722,900	7,266,059
	Miyaji Engineering Group, Inc.	133,400	1,928,430
	Miyazaki Bank, Ltd. (The)	385,726	8,213,645
#	Miyoshi Oil & Fat Co., Ltd.	132,000	1,478,104
	Mizuho Leasing Co., Ltd.	372,900	8,253,898
	Mizuno Corp.	333,279	5,554,641
	Monex Group, Inc.	1,144,100	2,483,795
#	Money Partners Group Co., Ltd.	5,900	10,664
#	MORESCO Corp.	22,900	204,161
	Morito Co., Ltd.	225,200	1,224,005
	Mory Industries, Inc.	143,400	2,800,512
#	MrMax Holdings, Ltd.	441,400	3,311,449
	Mugen Estate Co., Ltd.	170,300	759,029
	Murakami Corp.	50,800	1,091,461
	Musashi Seimitsu Industry Co., Ltd.	10,400	77,232
	Musashino Bank, Ltd. (The)	507,900	6,867,762
	Nachi-Fujikoshi Corp.	34,200	951,059
	Nadex Co., Ltd.	41,100	259,190
	Nafco Co., Ltd.	70,500	1,228,302
#	Nagano Bank, Ltd. (The)	105,199	1,051,113
	Nagano Keiki Co., Ltd.	114,800	1,046,595
	Nagase & Co., Ltd.	1,255,500	14,472,466
	Nakabayashi Co., Ltd.	567,400	3,068,964
	Nakanishi Manufacturing Co., Ltd.	5,300	48,217
#	Nakano Corp.	316,300	1,120,121
	Nakayama Steel Works, Ltd.	428,800	1,358,461
	Nakayo, Inc.	21,200	276,915
	Nanto Bank, Ltd. (The)	391,699	7,074,123
	Narasaki Sangyo Co., Ltd.	34,600	602,395
	NEC Capital Solutions, Ltd.	240,800	4,020,163
	Neturen Co., Ltd.	811,500	3,626,243
	NHK Spring Co., Ltd.	517,900	2,914,530
	Nicca Chemical Co., Ltd.	34,000	274,078
#	Nichia Steel Works, Ltd.	505,199	1,305,138
	Nichicon Corp.	726,800	4,593,742
	Nichiden Corp.	106,900	2,237,628
	Nichi-iko Pharmaceutical Co., Ltd.	211,400	2,400,201
	Nichimo Co., Ltd.	56,800	984,411
	Nichireki Co., Ltd.	685,100	10,267,712
	Nichirin Co., Ltd.	71,560	830,918
	Nihon Denkei Co., Ltd.	41,500	467,053
#	Nihon Kagaku Sangyo Co., Ltd.	61,400	577,542
#	Nihon Nohyaku Co., Ltd.	662,500	3,005,737
	Nihon Plast Co., Ltd.	348,600	1,246,034
	Nihon Tokushu Toryo Co., Ltd.	167,600	1,500,059
	Nihon Yamamura Glass Co., Ltd.	143,900	1,138,676
	Nikkato Corp.	3,200	20,169
	Nikko Co., Ltd.	614,800	3,480,428
	Nikkon Holdings Co., Ltd.	521,500	9,503,770
	Nippi, Inc.	16,400	502,289
	Nippon Beet Sugar Manufacturing Co., Ltd.	280,400	4,428,806
	Nippon Carbide Industries Co., Inc.	168,000	1,796,079
	Nippon Chemical Industrial Co., Ltd.	230,300	4,471,805

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Nippon Chemi-Con Corp.	292,800	$4,653,195
	Nippon Chemiphar Co., Ltd.	7,500	173,784
#	Nippon Coke & Engineering Co., Ltd.	3,590,000	2,045,003
	Nippon Concrete Industries Co., Ltd.	928,700	2,255,051
	Nippon Densetsu Kogyo Co., Ltd.	267,000	5,390,518
	Nippon Dry-Chemical Co., Ltd.	1,600	23,520
	Nippon Electric Glass Co., Ltd.	554,600	9,071,194
	Nippon Felt Co., Ltd.	129,400	547,595
#	Nippon Filcon Co., Ltd.	178,500	872,665
	Nippon Fine Chemical Co., Ltd.	199,600	2,741,472
	Nippon Flour Mills Co., Ltd.	357,300	5,632,008
	Nippon Hume Corp.	621,900	4,348,292
#*	Nippon Kinzoku Co., Ltd.	137,200	702,381
	Nippon Koei Co., Ltd.	327,400	8,398,848
*	Nippon Koshuha Steel Co., Ltd.	139,900	406,469
	Nippon Light Metal Holdings Co., Ltd.	10,923,500	17,998,805
	Nippon Paper Industries Co., Ltd.	695,400	8,757,406
	Nippon Pillar Packing Co., Ltd.	334,200	4,576,933
	Nippon Piston Ring Co., Ltd.	208,200	2,193,589
#	Nippon Rietec Co., Ltd.	41,900	1,174,735
	Nippon Road Co., Ltd. (The)	214,000	15,027,851
	Nippon Seiki Co., Ltd.	482,400	5,419,016
	Nippon Seisen Co., Ltd.	68,200	1,934,101
#*	Nippon Sheet Glass Co., Ltd.	1,272,899	4,164,039
	Nippon Signal Co., Ltd.	609,400	5,797,518
	Nippon Soda Co., Ltd.	502,300	12,899,875
	Nippon Steel Trading Corp.	351,980	10,494,682
	Nippon Thompson Co., Ltd.	1,543,500	4,462,486
	Nippon Tungsten Co., Ltd.	3,900	65,515
	Nippon Yakin Kogyo Co., Ltd.	304,250	4,207,483
	Nishikawa Rubber Co., Ltd.	21,100	241,345
	Nishimatsu Construction Co., Ltd.	1,058,215	19,648,073
	Nishimoto Co., Ltd.	5,100	89,448
	Nishi-Nippon Financial Holdings, Inc.	1,739,600	10,861,185
	Nishio Rent All Co., Ltd.	66,800	1,272,060
	Nissan Shatai Co., Ltd.	499,200	3,712,869
	Nissan Tokyo Sales Holdings Co., Ltd.	507,400	1,145,190
	Nissei Corp.	2,400	26,636
	Nissei Plastic Industrial Co., Ltd.	323,400	2,400,932
	Nissha Co., Ltd.	212,100	2,199,830
	Nisshin Group Holdings Co., Ltd.	958,500	3,212,359
	Nisshin Oillio Group, Ltd. (The)	673,000	20,394,937
	Nisshinbo Holdings, Inc.	2,823,888	16,890,330
	Nissin Corp.	291,200	4,024,936
	Nissin Kogyo Co., Ltd.	740,100	15,302,914
	Nissin Sugar Co., Ltd.	313,000	5,200,476
	Nissui Pharmaceutical Co., Ltd.	25,400	246,711
	Nitta Corp.	14,400	305,198
	Nitta Gelatin, Inc.	159,600	905,044
	Nittan Valve Co., Ltd.	284,600	565,608
	Nittetsu Mining Co., Ltd.	146,699	5,607,176
	Nitto Fuji Flour Milling Co., Ltd.	33,400	1,899,634
	Nitto Kogyo Corp.	65,300	1,062,302
	Nitto Kohki Co., Ltd.	13,600	261,697
	Nitto Seiko Co., Ltd.	510,200	2,281,381
	Nittobest Corp.	100	830
	NJS Co., Ltd.	33,100	481,792
	Noda Corp.	77,500	424,654
	NOK Corp.	10,600	115,468

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Noritake Co., Ltd.	192,600	$5,791,723
	Noritsu Koki Co., Ltd.	159,100	2,281,771
	Noritz Corp.	429,000	5,214,626
	North Pacific Bank, Ltd.	5,942,500	11,374,245
	Nozawa Corp.	27,500	175,186
	NS United Kaiun Kaisha, Ltd.	334,600	4,561,323
	NTN Corp.	8,422,800	14,726,526
	Ogaki Kyoritsu Bank, Ltd. (The)	508,600	9,989,165
	Ohara, Inc.	6,700	60,598
	Ohashi Technica, Inc.	164,800	2,296,371
	Ohmoto Gumi Co., Ltd.	300	12,416
	Oita Bank, Ltd. (The)	214,900	4,807,089
	Okabe Co., Ltd.	384,200	2,574,015
	Okamura Corp.	113,100	735,474
	Okasan Securities Group, Inc.	708,500	2,015,695
*	OKK Corp.	109,600	329,039
	OKUMA Corp.	22,700	876,954
	Okumura Corp.	201,600	4,780,903
	Okura Industrial Co., Ltd.	245,600	3,235,880
	Okuwa Co., Ltd.	352,000	4,907,169
	Olympic Group Corp.	236,300	2,148,489
	ONO Sokki Co., Ltd.	64,200	290,747
	Onoken Co., Ltd.	411,600	4,489,154
	Onward Holdings Co., Ltd.	2,164,800	5,316,427
	Origin Co., Ltd.	120,600	1,409,836
	Osaka Steel Co., Ltd.	513,300	4,852,321
	Osaki Electric Co., Ltd.	916,500	4,309,742
	OUG Holdings, Inc.	18,200	459,788
	Oyo Corp.	6,800	87,141
	Pacific Industrial Co., Ltd.	832,100	6,105,495
	Parker Corp.	31,800	133,426
	Pegasus Sewing Machine Manufacturing Co., Ltd.	368,100	876,762
	Piolax, Inc.	422,900	5,834,277
	Press Kogyo Co., Ltd.	2,699,500	6,992,236
	PS Mitsubishi Construction Co., Ltd.	273,300	1,310,304
	Punch Industry Co., Ltd.	266,300	987,023
	Rasa Corp.	128,000	1,133,959
	Rasa Industries, Ltd.	137,400	1,860,690
	Restar Holdings Corp.	67,200	1,194,998
	Retail Partners Co., Ltd.	57,000	1,148,345
	Rhythm Watch Co., Ltd.	235,000	1,318,873
	Riberesute Corp.	200	1,293
	Ricoh Leasing Co., Ltd.	431,400	10,914,832
	Riken Corp.	183,800	4,500,246
	Riken Technos Corp.	1,066,400	3,826,302
	Rix Corp.	13,500	197,206
	Roland DG Corp.	10,800	113,615
	Ryobi, Ltd.	674,200	6,438,003
	Ryoden Corp.	391,000	5,153,738
	Ryosan Co., Ltd.	114,700	2,180,714
	S LINE Co., Ltd.	18,800	159,032
	Sac's Bar Holdings, Inc.	3,200	14,366
	Sakai Chemical Industry Co., Ltd.	490,200	8,956,485
	Sakai Heavy Industries, Ltd.	91,500	1,866,851
	Sakai Ovex Co., Ltd.	147,800	3,047,635
	Sala Corp.	541,500	2,777,218
	SAMTY Co., Ltd.	15,300	166,281
	San Holdings, Inc.	185,600	1,949,681
	San ju San Financial Group, Inc.	209,419	2,483,169

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-Ai Oil Co., Ltd.	1,147,800	$9,299,417
#*	Sanden Holdings Corp.	349,700	861,707
	Sanei Architecture Planning Co., Ltd.	13,800	155,809
	San-In Godo Bank, Ltd. (The)	3,335,400	15,596,767
	Sanki Engineering Co., Ltd.	953,700	10,477,272
	Sanko Gosei, Ltd.	21,000	50,026
	Sanko Metal Industrial Co., Ltd.	49,300	970,943
	Sankyo Co., Ltd.	138,800	3,472,147
	Sankyo Seiko Co., Ltd.	654,800	2,578,247
	Sankyo Tateyama, Inc.	603,000	4,541,214
#	Sansei Technologies, Inc.	14,300	82,240
#	Sansha Electric Manufacturing Co., Ltd.	199,000	1,062,743
	Sanyo Chemical Industries, Ltd.	190,800	8,133,140
	Sanyo Denki Co., Ltd.	84,300	3,777,959
	Sanyo Industries, Ltd.	60,600	1,081,860
	Sanyo Special Steel Co., Ltd.	582,100	4,192,926
	Sata Construction Co., Ltd.	75,700	281,772
	Sato Shoji Corp.	244,100	1,993,231
#	Sawada Holdings Co., Ltd.	126,500	1,075,899
*	Saxa Holdings, Inc.	168,099	2,237,967
	Scroll Corp.	807,200	4,236,496
	Seibu Electric & Machinery Co., Ltd.	5,500	50,821
	Seika Corp.	177,300	1,885,678
	Seikitokyu Kogyo Co., Ltd.	575,770	3,914,328
	Seiko Holdings Corp.	392,000	5,365,909
	Sekisui Jushi Corp.	234,700	4,422,102
	Sekisui Kasei Co., Ltd.	747,200	3,619,604
#	Senshu Electric Co., Ltd.	138,600	3,917,260
	Senshu Ikeda Holdings, Inc.	4,249,000	6,256,359
*	Senshukai Co., Ltd.	23,900	76,230
	Shibaura Machine Co., Ltd.	135,900	2,546,265
	Shibaura Mechatronics Corp.	52,599	1,294,443
	Shibusawa Warehouse Co., Ltd. (The)	134,600	2,273,414
	Shiga Bank, Ltd. (The)	518,600	11,325,472
#	Shikibo, Ltd.	318,000	3,038,311
#	Shikoku Bank, Ltd. (The)	656,100	4,383,004
	Shimachu Co., Ltd.	1,092,800	29,737,637
	Shimizu Bank, Ltd. (The)	39,800	564,183
	Shin Nippon Air Technologies Co., Ltd.	154,320	3,160,221
#	Shinagawa Refractories Co., Ltd.	153,700	2,958,907
	Shindengen Electric Manufacturing Co., Ltd.	152,800	2,855,436
	Shin-Etsu Polymer Co., Ltd.	293,300	2,377,565
	Shinko Electric Industries Co., Ltd.	285,900	4,304,708
	Shinko Shoji Co., Ltd.	118,600	952,207
	Shinmaywa Industries, Ltd.	47,100	412,168
	Shinnihon Corp.	312,800	2,317,483
	Shinobu Foods Products Co., Ltd.	1,900	10,339
	Shinsho Corp.	118,899	1,953,911
	Shinwa Co., Ltd.	7,000	44,246
	Shizuoka Gas Co., Ltd.	902,000	7,264,469
	Showa Corp.	12,300	259,956
	Sigma Koki Co., Ltd.	22,400	219,289
	Siix Corp.	3,200	25,123
	Sinanen Holdings Co., Ltd.	200,800	5,446,976
	Sinfonia Technology Co., Ltd.	14,900	141,989
	Sintokogio, Ltd.	879,662	5,819,996
	SK-Electronics Co., Ltd.	27,000	247,888
	SKY Perfect JSAT Holdings, Inc.	2,729,400	10,043,806
	SMK Corp.	99,199	2,165,358

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	SNT Corp.	1,179,100	$2,339,568
	Soda Nikka Co., Ltd.	227,700	1,087,743
	Sodick Co., Ltd.	831,600	6,485,677
	Soft99 Corp.	83,700	647,630
	Soken Chemical & Engineering Co., Ltd.	53,500	584,927
	Space Value Holdings Co., Ltd.	374,300	1,159,012
	SPK Corp.	85,836	1,089,267
	Starzen Co., Ltd.	69,200	2,475,119
	Subaru Enterprise Co., Ltd.	27,100	1,837,625
	Sugimoto & Co., Ltd.	163,400	2,695,986
	Sumida Corp.	9,200	55,874
#	Suminoe Textile Co., Ltd.	172,100	2,689,088
	Sumitomo Mitsui Construction Co., Ltd.	532,000	2,066,247
	Sumitomo Osaka Cement Co., Ltd.	290,599	9,775,500
#*	Sumitomo Precision Products Co., Ltd.	93,916	1,796,376
	Sumitomo Riko Co., Ltd.	906,100	4,240,286
	Sumitomo Seika Chemicals Co., Ltd.	67,300	2,135,945
	Sumitomo Warehouse Co., Ltd. (The)	1,337,800	15,110,971
#	Sun Frontier Fudousan Co., Ltd.	57,300	443,781
	Suncall Corp.	235,100	829,372
	Sun-Wa Technos Corp.	306,000	2,234,020
	Suruga Bank, Ltd.	138,100	464,815
	Suzuki Co., Ltd.	164,400	987,778
	SWCC Showa Holdings Co., Ltd.	191,000	2,224,798
	T Hasegawa Co., Ltd.	11,200	223,712
	T RAD Co., Ltd.	180,400	2,247,305
	T&K Toka Co., Ltd.	234,100	1,717,947
	Tachibana Eletech Co., Ltd.	379,620	5,827,132
#	Tachikawa Corp.	234,000	2,553,838
	Tachi-S Co., Ltd.	688,300	5,485,847
	Tadano, Ltd.	685,800	5,497,543
	Taihei Dengyo Kaisha, Ltd.	369,900	7,501,682
	Taiheiyo Kouhatsu, Inc.	213,300	1,221,515
#	Taiho Kogyo Co., Ltd.	493,100	2,334,796
	Taiko Bank, Ltd. (The)	36,900	435,271
	Taisei Oncho Co., Ltd.	1,600	27,205
	Takachiho Koheki Co., Ltd.	69,500	584,189
	Takano Co., Ltd.	249,700	1,446,932
	Takaoka Toko Co., Ltd.	238,444	2,100,611
	Takara Standard Co., Ltd.	577,452	7,797,330
	Takasago International Corp.	176,600	3,381,824
	Takashima & Co., Ltd.	44,000	677,822
#	Takashimaya Co., Ltd.	1,104,017	7,347,842
	Take And Give Needs Co., Ltd.	272,850	1,235,973
	TAKEBISHI Corp.	37,600	474,150
	Takeei Corp.	292,900	3,249,044
	Takisawa Machine Tool Co., Ltd.	123,900	1,154,126
	Tanabe Engineering Corp.	31,300	203,348
	Tatsuta Electric Wire and Cable Co., Ltd.	589,000	3,227,532
	Tayca Corp.	14,500	175,903
	Tbk Co., Ltd.	680,800	2,725,154
#	TECHNO ASSOCIE Co., Ltd.	174,700	1,477,355
#	Techno Ryowa, Ltd.	225,570	1,905,909
#	Techno Smart Corp.	2,700	20,172
#	Teikoku Tsushin Kogyo Co., Ltd.	167,700	1,747,140
	Tekken Corp.	185,200	3,299,570
	Tenma Corp.	443,500	6,435,723
	Tenryu Saw Manufacturing Co., Ltd.	2,000	49,204
	Teraoka Seisakusho Co., Ltd.	51,400	191,506

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Terasaki Electric Co., Ltd.	13,100	$120,609
	Tigers Polymer Corp.	325,300	1,344,934
	Toa Corp.	177,000	1,117,018
	Toa Corp.	331,300	4,842,780
	Toa Oil Co., Ltd.	135,600	2,429,507
	TOA ROAD Corp.	122,700	3,961,822
	Toabo Corp.	79,300	324,180
	Toagosei Co., Ltd.	1,875,400	17,880,133
	Tobishima Corp.	179,500	1,707,599
	TOC Co., Ltd.	36,700	219,408
	Toda Corp.	317,000	2,033,454
*	Toda Kogyo Corp.	62,698	1,010,030
	Toenec Corp.	230,900	8,176,684
	Togami Electric Manufacturing Co., Ltd.	13,000	183,607
	Toho Acetylene Co., Ltd.	15,900	182,562
	Toho Bank, Ltd. (The)	4,610,200	9,668,715
#	Toho Co., Ltd.	16,900	279,764
	Toho Holdings Co., Ltd.	165,200	2,828,901
	Tohoku Bank, Ltd. (The)	183,799	1,671,473
	Tohoku Steel Co., Ltd.	7,500	99,233
#	Tohto Suisan Co., Ltd.	73,100	2,118,976
	Tokai Lease Co., Ltd.	61,799	746,408
	Tokai Rika Co., Ltd.	934,500	11,688,190
	Tokushu Tokai Paper Co., Ltd.	171,722	7,031,881
	Tokyo Dome Corp.	962,100	5,757,547
	Tokyo Electron Device, Ltd.	161,000	4,962,168
	Tokyo Energy & Systems, Inc.	714,900	4,930,427
	Tokyo Keiki, Inc.	324,276	2,795,847
#	Tokyo Radiator Manufacturing Co., Ltd.	41,700	193,119
*	Tokyo Rope Manufacturing Co., Ltd.	177,100	851,815
#	Tokyo Sangyo Co., Ltd.	560,100	2,525,954
	Tokyo Tekko Co., Ltd.	138,500	2,014,311
	Tokyo Theatres Co., Inc.	1,200	12,944
	Tokyu Construction Co., Ltd.	168,900	785,414
#	Tokyu Recreation Co., Ltd.	10,666	412,358
	Toli Corp.	1,236,900	2,830,780
	Tomato Bank, Ltd.	164,000	1,524,151
	Tomen Devices Corp.	29,200	1,007,920
#	Tomoe Corp.	885,700	2,690,237
	Tomoe Engineering Co., Ltd.	124,200	2,258,473
	Tomoku Co., Ltd.	304,400	4,858,177
	TOMONY Holdings, Inc.	3,336,000	10,174,355
	Tonami Holdings Co., Ltd.	163,300	8,732,756
	Toppan Forms Co., Ltd.	919,400	8,683,330
	Topre Corp.	159,800	1,539,441
	Topy Industries, Ltd.	524,500	5,405,701
	Torex Semiconductor, Ltd.	9,500	107,233
	Torigoe Co., Ltd. (The)	95,200	815,796
	Tosei Corp.	151,700	1,174,365
	Tottori Bank, Ltd. (The)	64,999	669,835
	Towa Bank, Ltd. (The)	700,900	4,218,576
	Towa Corp.	4,408	51,408
	Toyo Construction Co., Ltd.	1,578,900	5,490,706
	Toyo Corp.	215,500	1,834,322
	Toyo Denki Seizo K.K.	160,150	1,572,447
	Toyo Ink SC Holdings Co., Ltd.	741,500	13,368,137
	Toyo Kanetsu K.K.	33,300	619,252
#	Toyo Logistics Co., Ltd.	90,600	266,454
	Toyo Machinery & Metal Co., Ltd.	290,100	1,052,309

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Tanso Co., Ltd.	264,700	$3,992,115
	Toyo Wharf & Warehouse Co., Ltd.	114,899	1,525,257
	Toyobo Co., Ltd.	1,462,400	20,321,316
	TPR Co., Ltd.	163,100	1,982,290
	Trinity Industrial Corp.	12,100	68,976
	TS Tech Co., Ltd.	187,000	4,743,304
	TSI Holdings Co., Ltd.	1,842,020	5,185,346
	Tsubaki Nakashima Co., Ltd.	171,700	1,143,812
	Tsubakimoto Chain Co.	425,000	9,975,231
	Tsubakimoto Kogyo Co., Ltd.	23,000	623,838
#*	Tsudakoma Corp.	70,000	560,015
	Tsukada Global Holdings, Inc.	329,100	685,399
	Tsukishima Kikai Co., Ltd.	318,000	3,422,694
	Tsukuba Bank, Ltd.	1,284,567	1,951,750
	Tsurumi Manufacturing Co., Ltd.	247,700	4,223,211
	TV Asahi Holdings Corp.	325,100	4,445,741
	Tv Tokyo Holdings Corp.	291,900	6,061,084
#	TYK Corp.	681,600	1,738,481
	UACJ Corp.	978,199	16,512,905
	Uchida Yoko Co., Ltd.	30,000	1,816,183
	Uchiyama Holdings Co., Ltd.	9,300	24,444
	Ueki Corp.	18,700	431,538
*	Uniden Holdings Corp.	119,799	1,824,693
	UNIMAT Retirement Community Co., Ltd.	5,400	49,173
	Unipres Corp.	842,600	6,307,683
	United Super Markets Holdings, Inc.	419,200	5,050,529
	Ushio, Inc.	827,600	9,731,848
	Utoc Corp.	162,200	742,487
	Valor Holdings Co., Ltd.	79,500	1,726,199
	Vital KSK Holdings, Inc.	525,215	5,056,095
	Wakachiku Construction Co., Ltd.	228,500	2,422,936
	Wakita & Co., Ltd.	949,500	8,084,591
	Warabeya Nichiyo Holdings Co., Ltd.	297,000	4,302,464
	Wood One Co., Ltd.	122,100	1,336,234
	World Co., Ltd.	19,600	230,430
	Xebio Holdings Co., Ltd.	692,300	4,461,080
#	YAC Holdings Co., Ltd.	181,800	1,040,200
	Yachiyo Industry Co., Ltd.	117,100	417,843
#	Yagi & Co., Ltd.	1,100	15,962
	Yahagi Construction Co., Ltd.	209,800	1,515,225
	Yaizu Suisankagaku Industry Co., Ltd.	100,700	817,306
	YAMABIKO Corp.	329,596	2,687,409
	Yamagata Bank, Ltd. (The)	380,800	4,524,382
	Yamaguchi Financial Group, Inc.	972,800	5,744,258
	Yamanashi Chuo Bank, Ltd. (The)	282,000	2,103,527
	Yamatane Corp.	273,499	3,176,604
#	Yamato Corp.	372,400	1,997,628
	Yamato Kogyo Co., Ltd.	162,700	3,319,112
	Yamaya Corp.	61,400	1,136,301
	Yamazawa Co., Ltd.	16,000	254,396
	Yasuda Logistics Corp.	304,300	2,472,561
	Yellow Hat, Ltd.	324,400	4,257,885
	Yodogawa Steel Works, Ltd.	477,300	7,882,483
	Yokogawa Bridge Holdings Corp.	128,000	2,251,452
	Yokohama Reito Co., Ltd.	1,254,600	9,985,400
	Yondenko Corp.	86,150	1,811,966
	Yorozu Corp.	550,800	5,264,308
#	Yotai Refractories Co., Ltd.	346,800	2,294,558
#	Yuasa Funashoku Co., Ltd.	62,499	1,745,669

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yuken Kogyo Co., Ltd.	50,000	$708,385
	Yurtec Corp.	1,240,500	7,125,630
	Yushiro Chemical Industry Co., Ltd.	185,700	2,190,946
	Yutaka Giken Co., Ltd.	12,800	167,641
	Zaoh Co., Ltd.	28,700	379,380
#	Zenitaka Corp. (The)	51,200	1,872,877
TOTAL JAPAN			2,774,672,809
NETHERLANDS — (3.0%)
*	Accell Group NV	23,624	662,788
	APERAM SA	1,236,551	35,222,571
#*	Arcadis NV	827,250	16,990,497
	ASM International NV	101,941	15,593,738
	ASR Nederland NV	2,674,123	86,393,326
*	Boskalis Westminster	994,572	18,786,377
#*	Heijmans NV	523,032	3,673,868
*	Hunter Douglas NV	18,090	981,721
#*	Kendrion NV	15,009	206,517
#*	Koninklijke BAM Groep NV	5,018,552	7,819,684
*	Ordina NV	3,263,594	8,271,701
	SBM Offshore NV	4,667,578	72,633,441
*	Signify NV	1,838,742	55,168,229
#*	SNS NV	4,044,025	0
TOTAL NETHERLANDS			322,404,458
NEW ZEALAND — (0.5%)
	Abano Healthcare Group, Ltd.	17,705	32,269
	Air New Zealand, Ltd.	4,276,543	3,806,976
#	Arvida Group, Ltd.	881,604	936,679
	Chorus, Ltd.	4,957,047	24,492,646
	Colonial Motor Co., Ltd. (The)	247,107	1,118,868
	Heartland Group Holdings, Ltd.	2,660,030	2,325,808
	Kathmandu Holdings, Ltd.	3,046,416	2,303,677
	Metlifecare, Ltd.	983,899	3,855,277
#	Millennium & Copthorne Hotels New Zealand, Ltd.	838,561	1,021,160
	New Zealand Refining Co., Ltd. (The)	2,554,104	1,206,809
#*	NZME, Ltd.	1,169,418	187,535
#	Oceania Healthcare, Ltd.	222,260	149,006
	PGG Wrightson, Ltd.	241,959	451,465
*	Richina Pacific Ltd.	832,183	0
	Sanford, Ltd.	1,039,541	4,491,067
	Summerset Group Holdings, Ltd.	506,830	2,650,378
	Tourism Holdings, Ltd.	16,804	21,007
*	TOWER, Ltd.	345,873	137,746
	Turners Automotive Group, Ltd.	54,540	82,367
	Warehouse Group, Ltd. (The)	598,063	823,024
TOTAL NEW ZEALAND			50,093,764
NORWAY — (0.8%)
*	Akastor ASA	1,271,420	843,598
#*	Aker Solutions ASA	532,515	870,016
	American Shipping Co. ASA	836,649	2,450,385
*	Archer, Ltd.	435,397	101,073
	Austevoll Seafood ASA	236,950	2,002,805
#	Avance Gas Holding, Ltd.	1,415,204	3,314,805
#*	Axactor SE	761,767	572,464
#*	B2Holding ASA	1,359,176	701,035
#	Bonheur ASA	533,836	12,582,644

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	BW Energy, Ltd.	719,157	$1,356,115
	BW LPG, Ltd.	1,589,694	6,581,700
#	BW Offshore, Ltd.	3,388,782	11,802,232
#	DNO ASA	2,278,587	1,447,280
#	Frontline, Ltd.	1,246,936	10,056,483
	Golden Ocean Group, Ltd.	109,048	423,224
#	Hoegh LNG Holdings, Ltd.	177,368	214,575
#*	Kongsberg Automotive ASA	57,986,951	956,482
#*	Kvaerner ASA	4,261,886	4,533,689
*	Norwegian Finans Holding ASA	72,500	541,607
#	Ocean Yield ASA	278,906	683,382
#*	Odfjell Drilling, Ltd.	1,668,657	2,083,627
*	Odfjell SE, Class A	295,711	671,721
*	PGS ASA	6,836,839	2,437,832
*	Sbanken ASA	370,562	2,673,077
	Selvaag Bolig ASA	74,114	412,750
*	SpareBank 1 SR-Bank ASA	161,671	1,282,207
#	Stolt-Nielsen, Ltd.	582,917	5,248,258
*	Subsea 7 SA	681,352	5,219,664
	Treasure ASA	42,641	49,017
#*	Wallenius Wilhelmsen ASA	536,226	795,306
	Wilh Wilhelmsen Holding ASA, Class A	226,115	2,794,138
#*	XXL ASA	1,620,270	3,903,495
TOTAL NORWAY			89,606,686
PORTUGAL — (0.2%)
#*	Banco Comercial Portugues SA, Class R	117,922,805	13,599,436
	Corticeira Amorim SGPS SA	539,405	6,264,205
*	Sonae Capital SGPS SA	1,387,929	783,205
	Sonae SGPS SA	7,337,670	5,129,658
TOTAL PORTUGAL			25,776,504
SINGAPORE — (0.9%)
	Accordia Golf Trust	1,777,200	860,888
	Amara Holdings, Ltd.	96,100	23,735
#*	Banyan Tree Holdings, Ltd.	2,836,100	445,379
*	Bonvests Holdings, Ltd.	1,317,380	866,602
#	Chip Eng Seng Corp., Ltd.	9,778,198	3,179,494
	Chuan Hup Holdings, Ltd.	6,551,700	935,763
*	DMX Technologies Group, Ltd.	3,585,000	0
#*	Ezra Holdings, Ltd.	17,609,209	26,401
#	Far East Orchard, Ltd.	5,037,642	3,554,779
	First Sponsor Group, Ltd.	1,045,655	945,378
	Fraser and Neave, Ltd.	11,900	11,863
#	Fu Yu Corp., Ltd.	3,689,200	632,663
	GK Goh Holdings, Ltd.	2,099,974	1,136,187
	GL, Ltd.	966,800	407,631
	Golden Agri-Resources, Ltd.	29,034,800	3,338,960
	GP Industries, Ltd.	2,096,408	791,971
#	GuocoLand, Ltd.	2,847,400	2,893,912
	Hanwell Holdings, Ltd.	3,860,843	580,152
	Haw Par Corp., Ltd.	120,100	812,120
	Hiap Hoe, Ltd.	73,800	35,775
#	Ho Bee Land, Ltd.	6,569,700	9,759,318
	Hong Fok Corp., Ltd.	8,068,560	3,875,986
*	Hong Fok Land, Ltd.	4,248,000	0
#	Hong Leong Asia, Ltd.	3,341,300	1,148,172
#	Hong Leong Finance, Ltd.	911,600	1,524,528

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Hotel Grand Central, Ltd.	3,113,788	$2,090,168
	Hour Glass, Ltd. (The)	1,116,560	549,748
	Hutchison Port Holdings Trust	19,127,800	2,074,104
#*	Hyflux, Ltd.	6,643,700	87,200
*	Indofood Agri Resources, Ltd.	423,200	88,487
	InnoTek, Ltd.	1,265,800	354,010
	Japfa, Ltd.	270,559	130,402
*	Jurong Technologies Industrial Corp., Ltd.	3,391,000	0
#*	k1 Ventures, Ltd.	2,371,600	0
	Koh Brothers Group, Ltd.	481,100	54,478
#	Lian Beng Group, Ltd.	7,072,400	1,953,120
	Low Keng Huat Singapore, Ltd.	275,800	76,224
	Lum Chang Holdings, Ltd.	1,599,200	390,213
	Metro Holdings, Ltd.	10,140,160	5,492,815
	Mewah International, Inc.	95,000	13,454
#*	Midas Holdings, Ltd.	29,676,800	777,558
#	OUE, Ltd.	3,946,700	3,276,637
#	Oxley Holdings, Ltd.	1,526,455	240,087
	Penguin International, Ltd.	263,600	86,100
	QAF, Ltd.	3,542,708	2,005,227
*	Raffles Education Corp., Ltd.	3,822,490	315,394
	Sembcorp Industries, Ltd.	6,751,500	8,523,307
#	SIIC Environment Holdings, Ltd.	5,454,400	815,405
	Sinarmas Land, Ltd.	387,100	49,183
#	Sing Holdings, Ltd.	1,587,200	429,236
#	Sing Investments & Finance, Ltd.	176,600	152,522
	Singapore Press Holdings, Ltd.	254,900	198,727
	Singapore Reinsurance Corp., Ltd.	2,999,110	600,915
	Singapura Finance, Ltd.	210,000	121,069
#	Stamford Land Corp., Ltd.	3,984,400	992,107
	Straits Trading Co., Ltd.	78,000	87,901
	Sunningdale Tech, Ltd.	2,955,080	2,181,311
*	SunVic Chemical Holdings, Ltd.	3,557,700	10,616
#*	Swiber Holdings, Ltd.	10,918,800	162,113
	Tiong Woon Corp. Holding, Ltd.	2,080,150	568,225
#	Tuan Sing Holdings, Ltd.	18,366,977	3,696,000
#	United Industrial Corp., Ltd.	1,951,721	2,977,390
	UOB-Kay Hian Holdings, Ltd.	170,112	146,880
	Wee Hur Holdings, Ltd.	611,500	80,205
	Wing Tai Holdings, Ltd.	7,559,154	9,415,432
	Yangzijiang Shipbuilding Holdings, Ltd.	9,642,700	6,461,627
	Yeo Hiap Seng, Ltd.	333,956	196,546
TOTAL SINGAPORE			95,709,800
SPAIN — (2.2%)
	Acciona SA	383,830	42,610,571
*	Acerinox SA	3,500,046	30,178,379
*	Adveo Group International SA	15,262	1,634
*	Applus Services SA	6,634	51,421
	Banco de Sabadell SA	28,905,982	9,921,641
#	Bankia SA	4,751,329	6,053,790
	Bankinter SA	4,045,872	21,035,244
#*	Caja de Ahorros del Mediterraneo	298,813	0
	Construcciones y Auxiliar de Ferrocarriles SA	80,162	2,751,811
	Ebro Foods SA	1,792,345	40,197,181
#*	eDreams ODIGEO SA	1,389,802	2,911,580
	Elecnor SA	47,417	498,118
#	Ence Energia y Celulosa SA	1,645,470	4,960,720
	Ercros SA	3,432,509	6,950,324

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Euskaltel SA	1,267,357	$11,798,818
	Gestamp Automocion SA	62,656	150,562
	Grupo Catalana Occidente SA	657,899	15,533,751
	Iberpapel Gestion SA	116,358	2,454,697
#	Mapfre SA	2,373,195	4,297,398
#*	Melia Hotels International SA	1,635,130	6,053,266
	Miquel y Costas & Miquel SA	10,329	142,838
*	Neinor Homes SA	29,390	351,666
#	Sacyr SA	9,602,755	21,722,844
#*	Tubacex SA	2,372,793	3,042,299
*	Vocento SA	753,590	587,226
TOTAL SPAIN			234,257,779
SWEDEN — (3.1%)
	AcadeMedia AB	890,957	6,470,700
*	Adapteo Oyj	904,439	7,700,647
*	AF POYRY AB	8,845	227,049
#	Alimak Group AB	195,984	2,439,670
*	Ambea AB	24,406	151,409
*	Arise AB	7,141	28,858
	Arjo AB, Class B	2,802,625	17,379,967
*	Attendo AB	439,200	2,298,013
*	BE Group AB	1,347	4,801
#*	Beijer Electronics Group AB	16,339	71,542
	Bergman & Beving AB	444,608	4,074,779
	Betsson AB	586,349	4,421,113
*	Bilia AB, Class A	111,535	1,079,213
#	BillerudKorsnas AB	1,213,269	19,383,264
*	Bjorn Borg AB	25,586	41,385
	Bonava AB, Class B	945,827	6,371,743
*	Bufab AB	34,057	442,807
*	Bulten AB	337,124	2,084,218
	Bure Equity AB	1,042,102	28,588,943
#*	Byggmax Group AB	1,168,397	6,259,312
*	Catella AB	9,682	22,077
*	Cloetta AB, Class B	4,821,908	13,331,816
#*	Collector AB	54,913	87,801
*	Dometic Group AB	1,474,476	14,394,792
*	Doro AB	378,137	1,649,145
*	Duni AB	572,280	5,613,760
#*	Elanders AB, Class B	106,260	788,826
#*	Elos Medtech AB	13,271	111,617
*	Eltel AB	29,797	65,864
*	Granges AB	1,684,347	13,605,040
*	Gunnebo AB	993,864	2,000,779
*	Haldex AB	1,151,159	4,228,250
#*	Hoist Finance AB	1,342,741	4,326,152
*	Humana AB	190,318	1,147,038
#	International Petroleum Corp.	836,077	1,610,422
*	Inwido AB	1,156,183	10,833,082
#*	ITAB Shop Concept AB, Class B	135,825	221,155
	JM AB	964,157	28,601,104
	Lindab International AB	1,869,963	29,224,628
*	Loomis AB	45,343	1,083,444
*	Mekonomen AB	702,362	5,978,679
	Momentum Group AB, Class B	365,256	5,871,185
#*	New Wave Group AB, Class B	1,483,974	6,161,525
*	Nobia AB	294,235	1,745,703
*	Nordic Waterproofing Holding A.S.	204,741	2,743,396

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Peab AB, Class B	3,098,305	$29,081,396
	Pricer AB, Class B	1,248,001	3,704,313
*	Ratos AB, Class B	1,277,983	4,573,077
#*	Recipharm AB, Class B	760,946	12,238,635
	Resurs Holding AB	1,783,137	8,956,108
	Rottneros AB	1,632,776	1,507,591
#*	SAS AB	3,446,292	3,104,390
*	Scandi Standard AB	10,414	77,673
*	Semcon AB	315,288	2,059,271
	Systemair AB	51,987	993,335
*	VBG Group AB, Class B	40,680	598,170
TOTAL SWEDEN			331,860,672
SWITZERLAND — (5.0%)
	Adecco Group AG	33,078	1,563,063
	Allreal Holding AG	281,115	55,929,363
	ALSO Holding AG	17,155	4,525,961
*	ams AG	282,309	4,748,610
#*	Arbonia AG	948,730	10,835,811
#*	Aryzta AG	2,794,147	1,772,281
#*	Autoneum Holding AG	48,525	4,921,335
	Baloise Holding AG	26,342	4,019,126
	Banque Cantonale de Geneve	34,289	6,666,617
*	Banque Cantonale du Jura SA	5,888	355,938
	Banque Cantonale Vaudoise	97,750	10,242,395
	Bell Food Group AG	38,065	9,751,561
	Bellevue Group AG	139,484	3,659,689
	Berner Kantonalbank AG	44,011	10,703,539
#	Bobst Group SA	111,785	6,670,348
*	Calida Holding AG	45,936	1,402,822
	Carlo Gavazzi Holding AG	7,796	1,369,434
#	Cicor Technologies, Ltd.	16,274	647,902
	Cie Financiere Tradition SA	19,936	2,315,993
	Coltene Holding AG	3,610	305,256
	Conzzeta AG	19,239	17,843,675
	DKSH Holding AG	1,668	107,131
*	Dottikon Es Holding AG	136	136,936
*	Dufry AG	156,895	4,006,221
	EFG International AG	1,673,651	11,068,496
	Energiedienst Holding AG	13,691	448,358
#*	Feintool International Holding AG	29,444	1,454,059
*	Flughafen Zurich AG	24,484	3,104,052
*	GAM Holding AG	1,851,465	4,539,791
	Gurit Holding AG	6,615	11,803,693
	Helvetia Holding AG	649,974	58,904,789
#*	HOCHDORF Holding AG	5,535	441,336
	Huber & Suhner AG	75,619	5,886,878
	Hypothekarbank Lenzburg AG	21	91,920
	Implenia AG	349,606	15,377,471
*	Ina Invest Holding AG	69,920	1,452,607
	Investis Holding SA	11,765	1,058,531
*	Jungfraubahn Holding AG	42,149	5,767,570
#	Kudelski SA	236,622	867,324
*	Landis & Gyr Group AG	49,189	3,004,206
*	Lastminute.com NV	4,882	108,455
	Liechtensteinische Landesbank AG	177,667	10,782,162
#	Luzerner Kantonalbank AG	17,939	7,451,229
	Metall Zug AG	1,223	1,672,894
#*	Mikron Holding AG	30,699	168,922

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Mobimo Holding AG	76,311	$21,375,937
	OC Oerlikon Corp. AG	375,137	3,148,179
#*	Orascom Development Holding AG	15,496	145,734
	Orell Fuessli AG	244	23,759
	Phoenix Mecano AG	7,255	2,642,034
	Plazza AG, Class A	3,427	1,053,017
	Rieter Holding AG	36,908	3,026,011
#*	Schmolz + Bickenbach AG	9,785,530	1,767,987
	Schweiter Technologies AG	7,345	9,108,113
	Siegfried Holding AG	64,976	33,949,946
	St Galler Kantonalbank AG	48,300	21,841,125
	Sulzer AG	25,501	2,114,578
	Swiss Prime Site AG	65,888	6,013,171
	Swissquote Group Holding SA	117,296	10,972,872
	Thurgauer Kantonalbank	11,153	1,271,988
*	Tornos Holding AG	19,096	82,440
	TX Group AG	28,398	2,083,142
	u-blox Holding AG	47,145	3,425,098
	Valiant Holding AG	166,852	15,546,943
*	Valora Holding AG	84,470	13,836,122
	Vaudoise Assurances Holding SA	23,946	12,085,568
*	Vetropack Holding AG	124,650	6,939,486
	Vontobel Holding AG	306,555	22,418,364
	VP Bank AG	68,972	8,867,281
*	V-ZUG Holding AG	12,230	989,580
	Walliser Kantonalbank	13,039	1,511,460
	Zehnder Group AG	209,362	9,197,152
	Zug Estates Holding AG, Class B	882	1,883,245
	Zuger Kantonalbank AG	238	1,613,599
TOTAL SWITZERLAND			528,889,681
UNITED KINGDOM — (12.9%)
*	Afren P.L.C.	2,935,351	0
	Aggreko P.L.C.	5,393,877	27,065,691
	Alliance Pharma P.L.C.	814,210	766,190
	Anglo Pacific Group P.L.C.	2,130,398	3,315,078
	Anglo-Eastern Plantations P.L.C.	264,173	1,631,438
	Arrow Global Group P.L.C.	114,758	113,409
	Babcock International Group P.L.C.	7,050,505	26,561,250
	Balfour Beatty P.L.C.	4,375,164	13,732,701
*	Bank of Georgia Group P.L.C.	702,762	7,149,172
	Begbies Traynor Group P.L.C.	105,876	130,474
	Bellway P.L.C.	2,804,277	92,863,753
	Biffa P.L.C.	887,268	2,359,818
	Bloomsbury Publishing P.L.C.	751,919	2,013,193
	Bodycote P.L.C.	2,551,463	18,616,116
	Burford Capital, Ltd.	349,895	2,454,146
*	Cairn Energy P.L.C.	1,332,422	2,072,635
	Camellia P.L.C.	661	65,663
	CareTech Holdings P.L.C.	115,538	642,984
	Carr's Group P.L.C.	596,259	1,005,902
	Castings P.L.C.	469,632	2,113,299
	Centamin P.L.C.	32,387,596	86,699,359
	Central Asia Metals P.L.C.	338,245	736,477
	Charles Stanley Group P.L.C.	3,600	11,788
	Chemring Group P.L.C.	3,741,858	11,553,095
	Chesnara P.L.C.	1,384,223	5,196,427
#	Cineworld Group P.L.C.	6,494,677	3,265,030
	Clarkson P.L.C.	27,565	740,479

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Close Brothers Group P.L.C.	3,106,901	$44,521,168
	CMC Markets P.L.C.	507,733	2,130,214
	Costain Group P.L.C.	182,725	145,283
	Countryside Properties P.L.C.	399,956	1,476,593
	Crest Nicholson Holdings P.L.C.	5,417,221	13,223,951
	Daily Mail & General Trust P.L.C., Class A	320,822	2,642,123
	Dart Group P.L.C.	450,279	3,794,511
*	Debenhams P.L.C.	90,397	0
	DFS Furniture P.L.C.	308,216	605,840
*	Dialight P.L.C.	4,829	20,028
*	Dialog Semiconductor P.L.C.	208,917	9,792,970
	DiscoverIE Group P.L.C.	983,372	7,633,047
	Diversified Gas & Oil P.L.C.	274,070	342,828
	Dixons Carphone P.L.C.	16,431,520	15,822,691
	Drax Group P.L.C.	6,193,692	22,540,256
	easyJet P.L.C.	214,836	1,381,751
	Elementis P.L.C.	4,319,728	3,603,775
#*	EnQuest P.L.C.	33,267,814	5,730,293
	Epwin Group P.L.C.	222,331	190,853
	Equiniti Group P.L.C.	2,473,153	4,132,227
	Essentra P.L.C.	1,096,352	4,336,862
	Ferrexpo P.L.C.	236,720	547,759
*	Firstgroup P.L.C.	26,612,873	12,364,743
#	Flowtech Fluidpower P.L.C.	90,707	86,275
*	Foxtons Group P.L.C.	297,196	138,353
*	Frasers Group P.L.C.	5,425,585	17,676,762
	Fuller Smith & Turner P.L.C., Class A	27,683	214,461
	Galliford Try Holdings P.L.C.	2,367,579	2,934,400
*	Gem Diamonds, Ltd.	88,379	27,787
#	Genel Energy P.L.C.	2,219,762	4,154,696
*	Georgia Capital P.L.C.	361,424	1,721,050
	Grafton Group P.L.C.	5,538,784	46,373,205
	Grainger P.L.C.	3,904,705	14,807,699
	Gulf Keystone Petroleum, Ltd.	3,172,905	3,816,609
	GVC Holdings P.L.C.	1,077,473	9,324,983
	H&T Group P.L.C.	43,468	181,128
	Halfords Group P.L.C.	4,639,515	8,888,892
	Hargreaves Services P.L.C.	9,363	25,525
	Hastings Group Holdings P.L.C.	338,263	920,184
	Headlam Group P.L.C.	219,945	795,193
	Helical P.L.C.	1,293,443	5,191,196
	Henry Boot P.L.C.	1,305,872	4,282,067
	Highland Gold Mining, Ltd.	2,907,703	11,396,652
	Hiscox, Ltd.	466,822	4,763,437
	Hochschild Mining P.L.C.	2,528,906	8,961,319
	Hostelworld Group P.L.C.	93,260	73,554
	Hunting P.L.C.	2,837,463	6,602,030
	Inchcape P.L.C.	3,655,068	20,475,963
*	International Ferro Metals, Ltd.	1,703,051	0
	International Personal Finance P.L.C.	2,435,887	1,745,136
*	Interserve P.L.C.	284,001	0
	John Laing Group P.L.C.	3,414,339	13,199,353
#	John Wood Group P.L.C.	3,687,816	9,166,976
*	Just Group P.L.C.	943,229	552,788
	KAZ Minerals P.L.C.	504,198	3,515,456
	Keller Group P.L.C.	1,712,741	12,537,992
	Lancashire Holdings, Ltd.	2,593,190	26,248,538
	Lookers P.L.C.	3,634,132	998,986
	LSL Property Services P.L.C.	55,441	138,865

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Man Group P.L.C.	17,277,267	$27,873,808
	Marks & Spencer Group P.L.C.	6,339,148	7,807,137
	Marston's P.L.C.	13,101,517	6,908,659
*	McCarthy & Stone P.L.C.	4,264,774	3,697,337
	McColl's Retail Group P.L.C.	401,707	195,289
	Mears Group P.L.C.	2,218,809	4,003,883
	Mediclinic International P.L.C.	3,564,870	12,474,250
	Meggitt P.L.C.	8,718,762	30,462,643
*	Mitchells & Butlers P.L.C.	6,306,745	12,690,522
	MJ Gleeson P.L.C.	555,224	4,476,115
	Morgan Sindall Group P.L.C.	284,966	3,873,873
*	Mothercare P.L.C.	29,366	2,476
#	MP Evans Group P.L.C.	9,879	77,626
	N Brown Group P.L.C.	689,528	300,568
	National Express Group P.L.C.	9,677,540	19,255,612
*	New World Resources P.L.C., Class A	32,193	0
	Norcros P.L.C.	120,845	247,217
	OneSavings Bank P.L.C.	2,079,821	6,429,754
	Paragon Banking Group P.L.C.	6,900,252	28,287,825
*	Pendragon P.L.C.	17,302,063	1,861,608
*	Petra Diamonds, Ltd.	1,617,771	25,509
#*	Petropavlovsk P.L.C.	29,272,414	13,727,850
	Pets at Home Group P.L.C.	6,368,173	26,002,207
*	Pharos Energy P.L.C.	1,691,853	308,973
	Phoenix Group Holdings P.L.C.	4,101,452	35,220,382
	Playtech P.L.C.	4,264,630	16,684,053
	PPHE Hotel Group, Ltd.	932	13,062
*	Premier Foods P.L.C.	10,264,840	11,566,303
#*	Premier Oil P.L.C.	18,883,731	8,887,324
	Provident Financial P.L.C.	355,064	767,155
	QinetiQ Group P.L.C.	724,049	2,898,311
	Quilter P.L.C.	2,071,947	3,943,754
#	Rank Group P.L.C.	366,954	655,251
	Reach P.L.C.	1,566,010	1,262,702
*	Redcentric P.L.C.	136,949	267,862
	Redde Northgate P.L.C.	2,508,641	5,395,363
	Redrow P.L.C.	7,039,369	39,301,099
	Renewi P.L.C.	3,736,862	1,226,850
	Ricardo P.L.C.	2,865	12,899
#	Royal Mail P.L.C.	9,160,986	19,157,160
	RPS Group P.L.C.	3,858,351	2,249,933
	S&U P.L.C.	5,201	107,991
	Saga P.L.C.	13,228,379	2,635,279
*	SDL P.L.C.	219,849	1,337,280
	Secure Trust Bank P.L.C.	597	4,452
	Senior P.L.C.	2,368,685	1,608,661
	Severfield P.L.C.	1,025,188	798,509
	SIG P.L.C.	11,110,713	4,084,268
	Signature Aviation P.L.C.	3,461,621	10,478,023
	Speedy Hire P.L.C.	5,716,989	3,771,089
	Spire Healthcare Group P.L.C.	2,206,527	2,169,224
	St. Modwen Properties P.L.C.	3,968,822	16,024,826
	Stock Spirits Group P.L.C.	2,523,673	7,387,193
	Superdry P.L.C.	583,577	887,261
*	TBC Bank Group P.L.C.	25,873	265,588
#*	Thomas Cook Group P.L.C.	2,914,740	0
	TI Fluid Systems P.L.C.	12,464	28,270
	TP ICAP P.L.C.	9,051,644	39,070,288
	Travis Perkins P.L.C.	5,464,161	79,031,985

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Trifast P.L.C.	857,074	$1,199,169
	TT Electronics P.L.C.	3,275,156	7,309,121
#	Tullow Oil P.L.C.	22,242,712	7,437,782
	Tyman P.L.C.	1,102,542	2,534,911
	U & I Group P.L.C.	1,280,982	1,132,744
	Vectura Group P.L.C.	2,430,774	3,147,244
	Vertu Motors P.L.C.	1,402,802	408,918
	Vesuvius P.L.C.	7,189,640	38,257,238
	Vistry Group P.L.C.	6,680,942	53,714,444
	Vp P.L.C.	274,660	2,626,571
	Weir Group P.L.C (The)	209,916	3,264,081
	Young & Co's Brewery P.L.C.	2,351	21,428
	Young & Co's Brewery P.L.C., Class A	13,793	166,915
TOTAL UNITED KINGDOM			1,363,203,800
UNITED STATES — (0.0%)
	Primo Water Corp.	144,045	2,046,880
*	Samsonite International SA	320,100	300,024
TOTAL UNITED STATES			2,346,904
TOTAL COMMON STOCKS			10,120,229,658
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Biotest AG	72,203	1,841,863
*	Draegerwerk AG & Co. KGaA	178,097	16,787,877
*	Jungheinrich AG	174,100	5,317,574
	STO SE & Co. KGaA	27,441	3,137,312
TOTAL GERMANY			27,084,626
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#*	Intercell AG Rights 05/16/13	41,929	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	1,659,995	1,386,096
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	10,557,095	0
TOTAL RIGHTS/WARRANTS			1,386,096
TOTAL INVESTMENT SECURITIES (Cost $11,225,041,177)			10,148,700,380

			Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	36,416,663	421,377,213
TOTAL INVESTMENTS — (100.0%)
(Cost $11,646,342,495)^^			$10,570,077,593

DFA International Small Cap Value Portfolio
CONTINUED
As of July 31, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	741	09/18/20	$115,260,774	$120,912,675	$5,651,901
Total Futures Contracts			$115,260,774	$120,912,675	$5,651,901
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$758,210,019	—	$758,210,019
Austria	—	82,582,657	—	82,582,657
Belgium	—	167,554,258	—	167,554,258
Canada	$1,040,859,013	2,435,497	—	1,043,294,510
China	—	685,265	—	685,265
Denmark	—	207,163,751	—	207,163,751
Finland	—	233,358,598	—	233,358,598
France	—	412,929,556	—	412,929,556
Germany	—	552,682,536	—	552,682,536
Greece	—	2,024	—	2,024
Hong Kong	—	283,605,316	—	283,605,316
Ireland	—	10,962,567	—	10,962,567
Israel	116,039	74,747,239	—	74,863,278
Italy	—	473,512,466	—	473,512,466
Japan	—	2,774,672,809	—	2,774,672,809
Netherlands	—	322,404,458	—	322,404,458
New Zealand	—	50,093,764	—	50,093,764
Norway	572,464	89,034,222	—	89,606,686
Portugal	—	25,776,504	—	25,776,504
Singapore	—	95,709,800	—	95,709,800
Spain	—	234,257,779	—	234,257,779
Sweden	2,693,866	329,166,806	—	331,860,672
Switzerland	2,442,187	526,447,494	—	528,889,681
United Kingdom	—	1,363,203,800	—	1,363,203,800
United States	2,046,880	300,024	—	2,346,904
Preferred Stocks
Germany	—	27,084,626	—	27,084,626
Rights/Warrants
Canada	—	1,386,096	—	1,386,096
Securities Lending Collateral	—	421,377,213	—	421,377,213
Futures Contracts**	5,651,901	—	—	5,651,901
TOTAL	$1,054,382,350	$9,521,347,144	—	$10,575,729,494
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.2%)
	A2B Australia, Ltd.	175,655	$111,127
	Accent Group, Ltd.	350,750	348,387
	Adairs, Ltd.	28,286	49,895
	Adbri, Ltd.	327,958	515,189
*	Afterpay, Ltd.	4,491	218,437
*	Ainsworth Game Technology, Ltd.	86,569	25,273
#*	Alkane Resources, Ltd.	246,023	218,222
	Alliance Aviation Services, Ltd.	32,530	72,069
	ALS, Ltd.	153,930	933,222
	Altium, Ltd.	21,328	498,312
	Alumina, Ltd.	686,498	744,394
#	AMA Group, Ltd.	197,892	73,612
#*	Amaysim Australia, Ltd.	123,184	56,174
*	AMP, Ltd.	2,126,740	2,212,879
	Ampol, Ltd.	92,634	1,736,425
	Ansell, Ltd.	44,165	1,212,633
#	AP Eagers, Ltd.	87,426	502,243
	APN Property Group, Ltd.	94,208	35,729
*	Arafura Resources, Ltd.	163,027	8,163
	ARB Corp., Ltd.	29,869	408,772
#*	Ardent Leisure Group, Ltd.	352,436	81,915
	Aristocrat Leisure, Ltd.	14,585	273,462
	Asaleo Care, Ltd.	350,945	238,051
	ASX, Ltd.	5,570	328,188
	Atlas Arteria, Ltd.	92,993	434,633
	AUB Group, Ltd.	44,887	419,164
#	Aurelia Metals, Ltd.	1,003,626	393,438
	Aurizon Holdings, Ltd.	283,029	902,565
	AusNet Services	58,906	75,265
	Austal, Ltd.	284,145	670,966
	Austin Engineering, Ltd.	157,754	15,642
	Australia & New Zealand Banking Group, Ltd.	274,007	3,480,079
#*	Australian Agricultural Co., Ltd.	366,526	266,749
#	Australian Ethical Investment, Ltd.	8,392	36,295
	Australian Pharmaceutical Industries, Ltd.	366,712	290,211
#*	Australian Strategic Materials, Ltd.	49,204	44,645
	Auswide Bank, Ltd.	7,550	24,451
	AVJennings, Ltd.	78,694	32,293
	Baby Bunting Group, Ltd.	57,702	143,198
#	Bank of Queensland, Ltd.	463,126	1,959,590
	Bapcor, Ltd.	164,906	739,455
*	Base Resources, Ltd.	90,567	13,508
	Beach Energy, Ltd.	1,801,011	1,804,961
	Beacon Lighting Group, Ltd.	28,193	22,503
	Bega Cheese, Ltd.	245,660	784,654
	Bell Financial Group, Ltd.	21,228	18,003
#	Bendigo & Adelaide Bank, Ltd.	320,110	1,571,469
	BHP Group, Ltd.	178,389	4,696,777
	Bingo Industries, Ltd.	79,496	109,224
	Blackmores, Ltd.	6,716	337,361
	BlueScope Steel, Ltd.	272,405	2,178,523
	Boral, Ltd.	787,508	2,014,503
	Brambles, Ltd.	80,792	623,777
	Bravura Solutions, Ltd.	137,861	411,239
	Breville Group, Ltd.	50,952	939,713

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Brickworks, Ltd.	84,004	$980,952
	BWX, Ltd.	84,935	237,064
	Capitol Health, Ltd.	405,792	63,710
#*	Cardno, Ltd.	201,915	46,312
#*	Carnarvon Petroleum, Ltd.	179,808	23,686
	Carsales.com, Ltd.	69,375	906,946
#*	Cash Converters International, Ltd.	379,653	49,075
	Cedar Woods Properties, Ltd.	65,081	236,720
*	Centrebet Litigation	6,648	0
*	Centrebet Litigation Claim	6,648	0
	Challenger, Ltd.	645,886	1,991,610
*	Champion Iron, Ltd.	25,618	51,397
	CIMIC Group, Ltd.	12,979	199,688
#	City Chic Collective, Ltd.	4,032	9,826
	Clean Seas Seafood, Ltd.	51,077	20,124
#*	Clean TeQ Holdings, Ltd.	158,476	18,280
	Cleanaway Waste Management, Ltd.	614,331	911,462
#	Clinuvel Pharmaceuticals, Ltd.	10,021	158,060
	Coca-Cola Amatil, Ltd.	64,973	379,215
	Cochlear, Ltd.	2,225	303,632
	Codan, Ltd.	96,379	562,423
	Coles Group, Ltd.	34,155	442,810
#	Collection House, Ltd.	117,176	68,128
	Collins Foods, Ltd.	121,772	823,205
	Commonwealth Bank of Australia	93,348	4,749,065
	Computershare, Ltd.	104,531	1,000,450
*	Cooper Energy, Ltd.	945,714	252,729
#	Corporate Travel Management, Ltd.	47,298	295,893
	Costa Group Holdings, Ltd.	292,366	621,221
	Credit Corp. Group, Ltd.	41,256	555,066
	Crown Resorts, Ltd.	275,528	1,761,517
	CSR, Ltd.	438,908	1,094,299
	Data#3, Ltd.	87,623	353,819
	Decmil Group, Ltd.	771,997	30,008
	Domain Holdings Australia, Ltd.	165,661	389,996
	Domino's Pizza Enterprises, Ltd.	19,131	1,010,185
	Downer EDI, Ltd.	653,045	1,909,640
	DWS, Ltd.	60,092	36,020
#*	Eclipx Group, Ltd.	298,743	293,343
	Elanor Investor Group	11,398	8,458
	Elders, Ltd.	80,953	591,973
#*	Electro Optic Systems Holdings, Ltd.	25,653	101,606
#*	Emeco Holdings, Ltd.	131,461	95,228
*	EML Payments, Ltd.	186,142	415,836
#*	Energy World Corp., Ltd.	944,535	38,938
	Enero Group, Ltd.	17,942	18,581
	EQT Holdings, Ltd.	8,541	157,045
	Estia Health, Ltd.	259,321	269,102
	Euroz, Ltd.	1,190	1,008
	EVENT Hospitality and Entertainment, Ltd.	76,233	404,247
	Evolution Mining, Ltd.	425,758	1,818,842
#*	FAR, Ltd.	1,466,257	13,594
	Finbar Group, Ltd.	18,455	8,780
*	Fleetwood Corp., Ltd.	85,236	92,634
#	FlexiGroup, Ltd.	349,873	312,023
	Flight Centre Travel Group, Ltd.	45,905	348,361
	Fortescue Metals Group, Ltd.	198,731	2,473,646
#	Freedom Foods Group, Ltd.	77,146	165,902
	G8 Education, Ltd.	811,872	467,053

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Galaxy Resources, Ltd.	390,796	$306,577
	Genworth Mortgage Insurance Australia, Ltd.	180,395	218,230
*	Gold Road Resources, Ltd.	387,738	521,972
*	GrainCorp, Ltd., Class A	171,081	453,028
	Grange Resources, Ltd.	490,389	87,529
*	Greenland Minerals, Ltd.	712,099	93,195
	GUD Holdings, Ltd.	76,248	608,406
#	GWA Group, Ltd.	182,032	370,038
	Hansen Technologies, Ltd.	115,264	241,128
	Harvey Norman Holdings, Ltd.	414,807	1,096,596
	Healius, Ltd.	1,052,353	2,439,422
	Helloworld Travel, Ltd.	19,262	21,618
#	HT&E, Ltd.	228,291	195,254
	HUB24, Ltd.	10,656	102,041
	Huon Aquaculture Group, Ltd.	12,043	26,896
	IDP Education, Ltd.	32,851	311,132
	IGO, Ltd.	343,227	1,129,743
	Iluka Resources, Ltd.	109,220	708,711
	Imdex, Ltd.	243,744	230,552
	Incitec Pivot, Ltd.	949,727	1,244,890
	Infigen Energy	390,985	256,333
	Infomedia, Ltd.	182,685	241,126
	Inghams Group, Ltd.	136,500	321,652
	Insurance Australia Group, Ltd.	108,172	393,811
*	Intega Group, Ltd.	201,915	44,822
	Integral Diagnostics, Ltd.	92,684	245,388
#	Integrated Research, Ltd.	47,760	138,685
#	InvoCare, Ltd.	75,048	511,514
#	IOOF Holdings, Ltd.	197,849	642,079
	IPH, Ltd.	58,716	311,148
	IRESS, Ltd.	98,218	721,549
*	iSelect, Ltd.	24,237	3,280
	IVE Group, Ltd.	87,518	49,203
	James Hardie Industries P.L.C.	29,101	600,625
	James Hardie Industries P.L.C., Sponsored ADR	1,506	31,310
	Japara Healthcare, Ltd.	257,296	87,663
#	JB Hi-Fi, Ltd.	66,619	2,181,747
	Johns Lyng Group, Ltd.	16,954	29,166
#	Jupiter Mines, Ltd.	1,025,925	215,807
#*	Karoon Energy, Ltd.	477,386	242,024
*	Kingsgate Consolidated, Ltd.	78,969	31,887
	Kogan.com, Ltd.	19,525	232,280
	Lendlease Corp., Ltd.	80,336	652,615
	Lifestyle Communities, Ltd.	47,244	291,607
	Link Administration Holdings, Ltd.	250,308	710,831
	Lovisa Holdings, Ltd.	8,288	37,460
*	Lynas Corp., Ltd.	141,331	227,198
	MACA, Ltd.	225,090	150,225
	Macmahon Holdings, Ltd.	971,526	176,589
	Macquarie Group, Ltd.	20,294	1,783,482
	Magellan Financial Group, Ltd.	25,900	1,125,232
*	Mayne Pharma Group, Ltd.	1,671,047	467,979
	McMillan Shakespeare, Ltd.	51,609	325,811
	McPherson's, Ltd.	98,304	206,936
	Medibank Pvt, Ltd.	548,130	1,094,668
*	Medusa Mining, Ltd.	194,982	119,488
#*	Mesoblast, Ltd.	450,281	1,197,153
#*	Metals X, Ltd.	226,857	13,850
	Metcash, Ltd.	961,002	1,853,274

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Mineral Resources, Ltd.	104,774	$1,929,293
#*	MMA Offshore, Ltd.	529,550	20,443
#	MNF Group, Ltd.	17,380	67,569
	Moelis Australia, Ltd.	6,805	16,004
	Monadelphous Group, Ltd.	39,618	250,101
	Monash IVF Group, Ltd.	261,809	97,905
#	Money3 Corp., Ltd.	116,116	140,637
	Mortgage Choice, Ltd.	78,728	39,055
	Mount Gibson Iron, Ltd.	476,165	240,522
#*	Myer Holdings, Ltd.	1,501,366	218,369
	MyState, Ltd.	56,897	153,866
	National Australia Bank, Ltd.	308,973	3,857,243
	Navigator Global Investments, Ltd.	101,775	96,127
#	Neometals, Ltd.	48,923	5,629
	Netwealth Group, Ltd.	38,924	334,277
	New Energy Solar, Ltd.	27,811	20,339
	New Hope Corp., Ltd.	529,216	496,338
	Newcrest Mining, Ltd.	8,566	218,226
*	NEXTDC, Ltd.	62,818	508,500
	nib holdings, Ltd.	242,329	762,392
#	Nick Scali, Ltd.	48,096	251,544
	Nine Entertainment Co. Holdings, Ltd.	1,495,245	1,435,523
	Northern Star Resources, Ltd.	198,861	2,257,019
	NRW Holdings, Ltd.	380,389	496,456
*	Nufarm, Ltd.	275,910	789,655
	OFX Group, Ltd.	129,462	114,628
	Oil Search, Ltd.	406,965	839,975
	Omni Bridgeway, Ltd.	149,497	489,212
	oOh!media, Ltd.	311,349	164,238
#	Orica, Ltd.	51,811	641,781
	Origin Energy, Ltd.	417,613	1,598,989
#*	Orocobre, Ltd.	242,351	515,973
	Orora, Ltd.	563,257	920,836
#	Over the Wire Holdings, Ltd.	12,687	34,565
	OZ Minerals, Ltd.	306,590	2,975,722
	Pacific Current Group, Ltd.	48,968	198,594
	Pacific Smiles Group, Ltd.	19,058	19,777
*	Pact Group Holdings, Ltd.	176,261	264,514
*	Panoramic Resources, Ltd.	1,056,690	50,894
	Peet, Ltd.	230,085	140,798
	Pendal Group, Ltd.	197,537	816,463
	Perenti Global, Ltd.	590,776	505,816
#	Perpetual, Ltd.	47,946	1,041,985
*	Perseus Mining, Ltd.	1,293,172	1,472,113
#*	Pilbara Minerals, Ltd.	1,905,394	479,654
*	Pioneer Credit, Ltd.	19,143	3,966
	Platinum Asset Management, Ltd.	173,919	462,352
	Premier Investments, Ltd.	60,680	722,498
*	Prime Media Group, Ltd.	259,087	16,573
	Pro Medicus, Ltd.	20,210	345,422
	PSC Insurance Group, Ltd.	8,186	14,643
	PWR Holdings, Ltd.	7,255	22,695
	Qantas Airways, Ltd.	426,878	978,731
	QBE Insurance Group, Ltd.	349,750	2,449,464
	Qube Holdings, Ltd.	781,747	1,510,561
	Ramelius Resources, Ltd.	584,138	923,406
	Ramsay Health Care, Ltd.	14,956	661,042
#	REA Group, Ltd.	3,734	288,339
	Reckon, Ltd.	24,980	12,250

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Redcape Hotel Group	19,025	$9,005
	Reece, Ltd.	20,461	145,068
#	Regis Healthcare, Ltd.	69,376	65,600
	Regis Resources, Ltd.	319,621	1,302,389
*	Reject Shop, Ltd. (The)	25,896	113,572
	Reliance Worldwide Corp., Ltd.	485,065	922,916
*	Resolute Mining, Ltd.	472,459	451,479
#	Rhipe, Ltd.	14,932	19,988
	Ridley Corp., Ltd.	146,475	77,651
	Rio Tinto, Ltd.	28,857	2,112,005
*	RPMGlobal Holdings, Ltd.	72,882	49,023
	Salmat, Ltd.	16,043	7,680
	Sandfire Resources, Ltd.	194,428	660,792
	Santos, Ltd.	668,546	2,497,226
*	Saracen Mineral Holdings, Ltd.	396,295	1,727,426
	SeaLink Travel Group, Ltd.	42,606	128,815
	Seek, Ltd.	26,845	412,891
	Select Harvests, Ltd.	83,462	356,380
*	Senex Energy, Ltd.	1,131,149	219,517
	Servcorp, Ltd.	42,286	62,719
	Service Stream, Ltd.	323,137	412,043
#	Seven Group Holdings, Ltd.	20,656	249,941
#*	Seven West Media, Ltd.	826,279	58,432
	SG Fleet Group, Ltd.	35,784	38,542
	Sigma Healthcare, Ltd.	1,411,403	671,709
*	Silver Lake Resources, Ltd.	574,663	1,028,579
	Sims, Ltd.	167,945	945,022
	SmartGroup Corp., Ltd.	6,867	29,541
	Sonic Healthcare, Ltd.	28,743	658,060
	South32, Ltd.	696,528	1,022,671
	Southern Cross Media Group, Ltd.	2,168,130	251,449
	Spark Infrastructure Group	235,008	379,226
#*	SpeedCast International, Ltd.	198,889	84,192
	St Barbara, Ltd.	708,799	1,741,392
	Star Entertainment Grp, Ltd. (The)	872,338	1,577,244
	Steadfast Group, Ltd.	224,813	539,292
#*	Strike Energy, Ltd.	404,028	56,085
	Suncorp Group, Ltd.	303,468	1,853,523
	Sunland Group, Ltd.	67,813	57,076
	Super Retail Group, Ltd.	182,119	1,151,078
#*	Superloop, Ltd.	89,510	71,259
#*	Syrah Resources, Ltd.	425,118	101,334
	Tabcorp Holdings, Ltd.	1,288,711	3,258,921
	Tassal Group, Ltd.	251,201	645,742
	Technology One, Ltd.	134,332	806,125
	Telstra Corp., Ltd.	180,573	432,386
*	Tiger Resources, Ltd.	335,407	63
*	TPG Telecom, Ltd.	83,532	479,823
	Treasury Wine Estates, Ltd.	79,486	610,272
*	Troy Resources, Ltd.	258,080	16,740
#*	Tuas, Ltd.	41,766	21,037
*	United Malt Grp, Ltd.	195,855	561,755
	Village Roadshow, Ltd.	86,932	135,064
*	Virgin Australia Holdings, Ltd.	272,729	0
*	Virgin Australia Holdings, Ltd.	2,256,515	0
	Virtus Health, Ltd.	66,783	138,758
	Vita Group, Ltd.	125,307	91,736
	Viva Energy Group, Ltd.	792,002	904,261
*	Vocus Group, Ltd.	575,992	1,187,944

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Webjet, Ltd.	166,498	$332,479
	Wesfarmers, Ltd.	40,568	1,348,803
	Western Areas, Ltd.	282,804	485,119
*	Westgold Resources, Ltd.	247,123	424,871
	Westpac Banking Corp.	360,411	4,328,092
#	Westpac Banking Corp., Sponsored ADR	9,009	109,459
#	Whitehaven Coal, Ltd.	738,522	730,438
	Woodside Petroleum, Ltd.	64,602	919,037
	Woolworths Group, Ltd.	37,895	1,049,087
	Worley, Ltd.	172,057	998,379
	WPP AUNZ, Ltd.	387,509	83,009
*	Xero, Ltd.	3,203	205,292
TOTAL AUSTRALIA			176,398,540
AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	12,744	263,432
	ANDRITZ AG	37,161	1,247,656
#	AT&S Austria Technologie & Systemtechnik AG	25,068	474,126
	Atrium European Real Estate, Ltd.	31,319	84,866
*	CA Immobilien Anlagen AG	14,098	441,872
#*	DO & CO AG	4,008	206,666
*	Erste Group Bank AG	45,911	1,027,637
	EVN AG	38,737	638,242
#*	FACC AG	6,832	42,259
*	Flughafen Wien AG	2,852	86,161
*	IMMOFINANZ AG	10,817	178,422
	Kapsch TrafficCom AG	2,499	44,364
*	Lenzing AG	4,527	210,630
	Mayr Melnhof Karton AG	3,500	542,292
*	Oberbank AG	847	83,673
#	Oesterreichische Post AG	16,719	534,951
*	OMV AG	26,129	825,202
*	Palfinger AG	8,726	239,432
#*	POLYTEC Holding AG	8,231	48,760
#*	Porr AG	8,836	143,761
	Raiffeisen Bank International AG	124,108	2,134,888
#	Rosenbauer International AG	1,017	37,637
	S IMMO AG	19,003	332,485
#*	S&T AG	17,255	467,929
	Schoeller-Bleckmann Oilfield Equipment AG	5,463	143,107
*	Semperit AG Holding	6,249	123,238
	Strabag SE	15,023	442,929
*	Telekom Austria AG	90,392	678,636
	UBM Development AG	2,156	71,206
	UNIQA Insurance Group AG	79,129	500,184
	Verbund AG	1,737	91,148
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	807,849
#	voestalpine AG	103,946	2,304,804
*	Wienerberger AG	13,837	318,434
	Zumtobel Group AG	24,911	189,883
TOTAL AUSTRIA			16,008,761
BELGIUM — (1.2%)
*	Ackermans & van Haaren NV	19,804	2,543,425
	Ageas SA	79,860	2,989,636
*	AGFA-Gevaert NV	193,318	783,740
	Anheuser-Busch InBev SA	27,589	1,498,170
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	349,876

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE, ADR	1,077	$247,850
	Atenor	3,505	239,779
	Banque Nationale de Belgique	69	156,700
	Barco NV	29,442	580,024
	Bekaert SA	38,406	747,766
*	bpost SA	91,565	595,579
*	Cie d'Entreprises CFE	8,822	560,169
	Colruyt SA	11,843	687,801
*	Deceuninck NV	56,289	84,054
	D'ieteren SA	35,213	1,900,877
	Econocom Group SA	133,821	371,491
	Elia Group SA	5,912	643,445
	Euronav NV	28,877	279,887
#*	Euronav NV	6,230	60,992
	EVS Broadcast Equipment SA	8,451	153,203
#*	Exmar NV	34,718	81,666
	Fagron	35,143	785,935
*	Galapagos NV, Sponsored ADR	733	134,975
	Gimv NV	16,688	899,233
	Immobel SA	4,049	312,626
	KBC Group NV	90,907	5,183,186
*	Kinepolis Group NV	8,679	308,676
	Lotus Bakeries NV	173	572,737
	Melexis NV	10,065	862,834
*	Ontex Group NV	71,835	1,027,275
	Orange Belgium SA	29,651	496,465
*	Oxurion NV	14,207	46,854
	Picanol	1,255	73,323
	Proximus SADP	45,741	940,939
	Recticel SA	42,061	425,889
	Resilux	847	125,130
*	Roularta Media Group NV	1,845	25,358
	Shurgard Self Storage SA	5,524	216,729
*	Sioen Industries NV	8,233	168,870
#*	Sipef NV	5,476	273,617
	Solvay SA	16,657	1,292,803
	Telenet Group Holding NV	11,802	457,828
	TER Beke SA	539	63,173
*	Tessenderlo Group SA	27,512	817,097
	UCB SA	14,055	1,805,952
	Umicore SA	19,763	933,350
*	Van de Velde NV	4,118	92,649
*	Viohalco SA	25,814	69,494
TOTAL BELGIUM			33,969,127
CANADA — (9.0%)
*	5N Plus, Inc.	52,215	67,829
	Absolute Software Corp.	14,551	172,076
#	Acadian Timber Corp.	7,976	96,347
*	Advantage Oil & Gas, Ltd.	215,003	256,825
	Aecon Group, Inc.	67,835	712,054
#*	Africa Oil Corp.	329,400	272,973
	AG Growth International, Inc.	12,160	272,532
	AGF Management, Ltd., Class B	36,781	145,262
	Agnico Eagle Mines, Ltd.	10,163	807,857
#*	Aimia, Inc.	62,327	144,714
#*	Air Canada	33,400	376,777
	AirBoss of America Corp.	12,431	228,397
*	Alacer Gold Corp.	319,021	2,465,092

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Alamos Gold, Inc., Class A	327,604	$3,465,709
	Alamos Gold, Inc., Class A	61,980	656,988
#	Alaris Royalty Corp.	31,073	308,074
#*	Alcanna, Inc.	19,655	61,777
	Algoma Central Corp.	4,796	37,238
	Algonquin Power & Utilities Corp.	16,490	227,508
#	Alimentation Couche-Tard, Inc., Class B	20,671	718,381
#	AltaGas, Ltd.	28,221	353,539
#	Altius Minerals Corp.	45,612	349,041
#	Altus Group, Ltd.	11,466	365,179
#*	Americas Gold & Silver Corp.	57,200	191,741
*	Amerigo Resources, Ltd.	29,500	11,452
	Andrew Peller, Ltd., Class A	21,300	133,895
#*	Aphria, Inc.	246,838	1,178,651
	ARC Resources, Ltd.	197,016	836,926
*	Argonaut Gold, Inc.	155,489	325,037
*	Aritzia, Inc.	41,900	554,621
	Atco, Ltd., Class I	7,800	242,715
#*	Athabasca Oil Corp.	419,433	53,234
*	ATS Automation Tooling Systems, Inc.	22,145	286,681
#*	Aurora Cannabis, Inc.	2,358	24,033
#*	Aurora Cannabis, Inc.	10,494	106,935
#	AutoCanada, Inc.	30,619	321,174
	B2Gold Corp.	570,876	3,955,153
#	Badger Daylighting, Ltd.	20,326	439,616
#	Bank of Montreal	34,164	1,869,079
	Bank of Montreal	50,694	2,814,531
#	Bank of Nova Scotia (The)	35,900	1,474,381
	Bank of Nova Scotia (The)	102,743	4,224,792
	Barrick Gold Corp.	16,141	466,636
	Barrick Gold Corp.	45,774	1,333,239
*	Bausch Health Cos., Inc.	40,515	740,209
#*	Baytex Energy Corp.	320,770	148,477
*	Baytex Energy Corp.	31,128	14,686
	BCE, Inc.	4,000	167,711
	BCE, Inc.	2,572	107,844
#	Birchcliff Energy, Ltd.	238,254	213,449
	Bird Construction, Inc.	22,559	115,536
*	Black Diamond Group, Ltd.	21,857	28,230
*	BlackBerry, Ltd.	93,017	440,971
#*	BlackBerry, Ltd.	459,313	2,177,144
*	Bonavista Energy Corp.	341,157	12,735
#	Bonterra Energy Corp.	14,474	16,749
#	Boralex, Inc., Class A	37,304	973,087
	Bridgemarq Real Estate Services	1,900	17,830
	Brookfield Asset Management, Inc., Class A	24,150	780,769
	BRP, Inc.	9,500	425,548
	CAE, Inc.	68,527	1,022,699
	CAE, Inc.	4,303	64,244
	Calian Group, Ltd.	5,433	240,326
#	Cameco Corp.	132,196	1,344,216
#	Cameco Corp.	168,250	1,709,420
	Canaccord Genuity Group, Inc.	113,665	660,210
	Canacol Energy, Ltd.	123,419	323,416
#*	Canada Goose Holdings, Inc.	7,787	173,494
	Canadian Imperial Bank of Commerce	38,842	2,689,028
	Canadian Imperial Bank of Commerce	26,962	1,869,815
#	Canadian Natural Resources, Ltd.	430,275	7,598,656
#	Canadian Tire Corp., Ltd., Class A	12,816	1,181,565

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Utilities, Ltd., Class A	5,100	$130,827
#	Canadian Western Bank	105,718	1,799,522
*	Canfor Corp.	40,090	478,285
#	Canfor Pulp Products, Inc.	27,749	114,356
#*	Canopy Growth Corp.	12,584	230,036
	CanWel Building Materials Group, Ltd.	55,021	239,891
	Capital Power Corp.	12,184	257,697
*	Capstone Mining Corp.	334,485	264,701
#	Cardinal Energy, Ltd.	103,611	39,450
	Cargojet, Inc.	1,500	185,819
#	Cascades, Inc.	82,972	945,898
	CCL Industries, Inc., Class B	27,170	903,875
*	Celestica, Inc.	97,934	809,914
*	Celestica, Inc.	21,177	174,861
	Cenovus Energy, Inc.	103,049	458,526
#	Cenovus Energy, Inc.	70,959	316,477
	Centerra Gold, Inc.	199,804	2,506,029
	Cervus Equipment Corp.	7,336	38,886
#	CES Energy Solutions Corp.	141,152	98,004
*	CGI, Inc.	8,775	626,447
*	CGI, Inc.	18,939	1,352,715
#	Chesswood Group, Ltd.	6,897	24,767
*	China Gold International Resources Corp., Ltd.	243,398	238,047
	CI Financial Corp.	109,797	1,509,099
#	Cineplex, Inc.	36,455	217,731
#	Clearwater Seafoods, Inc.	10,558	46,506
	Cogeco Communications, Inc.	9,878	752,954
	Cogeco, Inc.	6,264	381,185
	Colliers International Group, Inc.	4,219	228,203
	Colliers International Group, Inc.	8,485	458,275
	Computer Modelling Group, Ltd.	59,122	218,488
	Constellation Software, Inc.	1,092	1,291,673
#*	Copper Mountain Mining Corp.	183,583	95,941
	Corby Spirit and Wine, Ltd.	4,950	59,720
	Corus Entertainment, Inc., Class B	376,841	675,216
#	Crescent Point Energy Corp.	120,657	186,465
#	Crescent Point Energy Corp.	300,815	463,255
*	Crew Energy, Inc.	221,085	47,041
*	CRH Medical Corp.	23,040	54,011
#*	Denison Mines Corp.	414,890	192,043
*	Descartes Systems Group, Inc. (The)	2,100	118,293
#*	DIRTT Environmental Solutions	26,200	43,619
#	Dollarama, Inc.	14,598	533,809
	Dorel Industries, Inc., Class B	28,418	205,585
	DREAM Unlimited Corp., Class A	31,388	419,694
	Dundee Precious Metals, Inc.	152,115	1,147,009
	ECN Capital Corp.	266,055	937,534
	E-L Financial Corp., Ltd.	977	507,661
*	Eldorado Gold Corp.	121,782	1,530,169
*	Eldorado Gold Corp.	38,300	482,197
	Element Fleet Management Corp.	274,446	2,303,015
	Empire Co., Ltd., Class A	42,851	1,100,827
*	Endeavour Mining Corp.	91,294	2,459,807
	Enerflex, Ltd.	97,431	361,516
#*	Energy Fuels, Inc.	50,805	86,860
*	Energy Fuels, Inc.	2,144	3,666
	Enerplus Corp.	28,093	69,422
	Enerplus Corp.	189,200	469,216
	Enghouse Systems, Ltd.	21,432	1,214,605

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Ensign Energy Services, Inc.	103,067	$51,555
*	Equinox Gold Corp.	10,097	120,386
	Equitable Group, Inc.	13,335	771,856
#*	ERO Copper Corp.	19,699	237,073
*	Essential Energy Services Trust	71,421	7,198
	Evertz Technologies, Ltd.	13,926	129,648
#	Exchange Income Corp.	14,690	291,837
	Exco Technologies, Ltd.	24,917	118,311
*	EXFO, Inc.	48	200
#	Extendicare, Inc.	52,304	219,455
	Fairfax Financial Holdings, Ltd.	6,350	1,989,599
	Fiera Capital Corp.	39,871	308,085
#	Finning International, Inc.	151,026	2,153,568
	Firm Capital Mortgage Investment Corp.	34,100	295,315
#*	First Mining Gold Corp.	344,000	127,127
	First National Financial Corp.	9,600	247,337
	First Quantum Minerals, Ltd.	365,435	3,088,375
	FirstService Corp.	4,382	523,868
	FirstService Corp.	4,219	504,598
*	Fission Uranium Corp.	337,775	98,348
#*	Fortuna Silver Mines, Inc.	155,992	1,044,644
*	Fortuna Silver Mines, Inc.	21,100	141,792
	Franco-Nevada Corp.	730	116,684
#	Freehold Royalties, Ltd.	79,842	213,397
	Frontera Energy Corp.	22,090	45,517
#*	Galiano Gold, Inc.	123,493	230,492
	Gamehost, Inc.	12,082	53,038
*	GDI Integrated Facility Services, Inc.	1,600	36,290
#*	Gear Energy, Ltd.	139,903	17,234
#	Genworth MI Canada, Inc.	42,703	1,058,130
	George Weston, Ltd.	8,430	636,726
	Gibson Energy, Inc.	93,400	1,538,246
#	Gildan Activewear, Inc.	13,046	231,515
*	Glacier Media, Inc.	3,000	482
#	GMP Capital, Inc.	44,285	40,005
#	goeasy, Ltd.	9,293	389,842
	GoldMoney, Inc.	37,900	60,835
#*	Gran Tierra Energy, Inc.	1,100	319
#*	Gran Tierra Energy, Inc.	362,792	102,924
#*	Great Canadian Gaming Corp.	30,568	606,590
	Great-West Lifeco, Inc.	67,390	1,191,381
	Guardian Capital Group, Ltd., Class A	9,233	142,826
*	Guyana Goldfields, Inc.	125,851	169,123
	Hardwoods Distribution, Inc.	7,600	97,876
*	Headwater Exploration, Inc.	22,200	20,717
*	Heroux-Devtek, Inc.	30,496	216,292
	High Arctic Energy Services, Inc.	20,900	9,206
#	High Liner Foods, Inc.	12,914	53,413
	HLS Therapeutics, Inc.	1,200	15,893
*	Home Capital Group, Inc.	56,991	958,608
	Horizon North Logistics, Inc.	27,936	73,413
#	Hudbay Minerals, Inc.	276,709	869,719
	Husky Energy, Inc.	167,608	539,321
	iA Financial Corp., Inc.	73,823	2,592,031
*	IAMGOLD Corp.	330,126	1,648,843
*	IAMGOLD Corp.	189,700	944,706
*	IBI Group, Inc.	12,400	52,398
#	IGM Financial, Inc.	9,200	226,179
#*	Imperial Metals Corp.	48,966	110,036

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Imperial Oil, Ltd.	21,980	$343,784
	Information Services Corp.	7,500	98,940
#	Innergex Renewable Energy, Inc.	49,695	852,962
	Intact Financial Corp.	6,200	676,911
#	Inter Pipeline, Ltd.	61,578	576,956
#*	Interfor Corp.	70,212	815,108
*	Intertain Group, Ltd. (The)	9,352	83,659
#	Intertape Polymer Group, Inc.	39,964	477,378
	Invesque, Inc.	6,700	14,204
*	IPL Plastics, Inc.	5,100	37,923
*	Ivanhoe Mines, Ltd., Class A	575,493	2,027,942
	Jamieson Wellness, Inc.	16,311	469,560
	Just Energy Group, Inc.	2,300	821
	K-Bro Linen, Inc.	4,928	103,383
#*	Kelt Exploration, Ltd.	164,853	210,458
	Keyera Corp.	84,989	1,291,856
#*	Kinaxis, Inc.	3,542	537,865
*	Kinross Gold Corp.	612,803	5,718,793
*	Kinross Gold Corp.	73,944	692,855
	Kirkland Lake Gold, Ltd.	60,005	3,277,010
*	Knight Therapeutics, Inc.	81,243	419,726
	KP Tissue, Inc.	5,500	47,960
#	Labrador Iron Ore Royalty Corp.	50,751	972,243
	Lassonde Industries, Inc., Class A	600	73,373
#	Laurentian Bank of Canada	47,117	933,933
	Leon's Furniture, Ltd.	21,738	217,307
*	Lightstream Resources, Ltd.	116,588	0
	Linamar Corp.	53,628	1,601,493
	Loblaw Cos., Ltd.	15,293	793,374
#	Lucara Diamond Corp.	293,275	126,992
#*	Lundin Gold, Inc.	29,100	259,183
	Lundin Mining Corp.	412,816	2,311,486
	Magellan Aerospace Corp.	16,036	79,854
	Magna International, Inc.	43,744	2,021,868
	Magna International, Inc.	153,630	7,093,097
*	Mainstreet Equity Corp.	1,005	51,209
*	Major Drilling Group International, Inc.	76,787	349,123
*	Mandalay Resources Corp.	2,837	4,173
*	Manitok Energy, Inc.	172	0
#	Manulife Financial Corp.	135,121	1,813,324
	Maple Leaf Foods, Inc.	48,854	1,074,500
	Martinrea International, Inc.	94,685	704,067
*	Mav Beauty Brands, Inc.	7,900	14,214
*	Maxim Power Corp.	2,200	3,367
	Mediagrif Interactive Technologies, Inc.	5,000	23,330
#	Medical Facilities Corp.	32,241	92,430
*	MEG Energy Corp.	262,789	694,519
	Melcor Developments, Ltd.	6,353	35,193
	Methanex Corp.	34,309	635,746
	Methanex Corp.	4,014	74,259
	Metro, Inc.	23,451	1,028,781
	Morguard Corp.	900	82,706
	Morneau Shepell, Inc.	19,256	446,808
#	MTY Food Group, Inc.	9,074	195,793
#	Mullen Group, Ltd.	106,428	762,782
#	National Bank of Canada	56,678	2,675,962
#	Neo Performance Materials, Inc.	2,600	19,353
*	New Gold, Inc.	1,107,882	1,819,658
#	NFI Group, Inc.	48,855	546,744

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Norbord, Inc.	4,916	$159,873
#	Norbord, Inc.	10,886	354,557
	North American Construction Group, Ltd.	12,646	78,740
#	North American Construction Group, Ltd.	18,311	115,359
	North West Co., Inc. (The)	48,708	1,083,653
#	Northland Power, Inc.	52,350	1,434,354
*	Novagold Resources, Inc.	14,000	127,680
	Nutrien, Ltd.	477	15,534
	Nutrien, Ltd.	104,102	3,392,693
#*	NuVista Energy, Ltd.	156,290	75,843
#*	OceanaGold Corp.	659,873	1,729,183
	Onex Corp.	8,064	358,454
#	Open Text Corp.	12,400	558,137
	Open Text Corp.	16,880	760,106
*	Orbite Technologies, Inc.	121,500	0
*	Organigram Holdings, Inc.	31,500	38,098
	Osisko Gold Royalties, Ltd.	65,344	765,910
	Osisko Gold Royalties, Ltd.	57,057	669,279
#*	Osisko Mining, Inc.	102,000	324,402
*	Painted Pony Energy, Ltd.	161,452	59,063
	Pan American Silver Corp.	4,422	165,239
	Pan American Silver Corp.	24,542	916,875
#*	Paramount Resources, Ltd., Class A	48,237	67,703
*	Parex Resources, Inc.	161,830	1,957,256
#	Park Lawn Corp.	27,334	511,192
	Parkland Corp.	39,208	1,032,413
	Pason Systems, Inc.	68,807	328,252
	Pembina Pipeline Corp.	1,774	43,101
	Pembina Pipeline Corp.	74,148	1,804,762
#	Peyto Exploration & Development Corp.	170,354	253,092
*	PHX Energy Services Corp.	34,852	27,060
	Pinnacle Renewable Energy, Inc.	8,557	29,259
#	Pizza Pizza Royalty Corp.	21,406	138,237
*	Points International, Ltd.	4,200	38,850
	Polaris Infrastructure, Inc.	13,640	145,723
	Pollard Banknote, Ltd.	900	10,663
	PrairieSky Royalty, Ltd.	100,868	633,320
*	Precision Drilling Corp.	220,292	139,795
*	Precision Drilling Corp.	59,993	37,790
#*	Premier Gold Mines, Ltd.	203,280	414,315
#	Premium Brands Holdings Corp.	18,739	1,323,740
#*	Pretium Resources, Inc.	73,759	698,498
*	Pretium Resources, Inc.	36,986	350,683
*	Pulse Seismic, Inc.	33,004	22,176
	Quarterhill, Inc.	172,231	254,595
	Quebecor, Inc., Class B	32,000	730,091
#*	Questerre Energy Corp., Class A	62,560	5,138
*	Real Matters, Inc.	27,969	622,253
	Recipe Unlimited Corp.	9,811	71,415
	Restaurant Brands International, Inc.	14,426	815,358
	Richelieu Hardware, Ltd.	26,280	651,384
	Ritchie Bros Auctioneers, Inc.	1,000	46,235
	Ritchie Bros Auctioneers, Inc.	13,768	637,183
	Rocky Mountain Dealerships, Inc.	13,878	47,142
	Rogers Communications, Inc., Class B	14,500	592,180
#	Rogers Sugar, Inc.	79,515	283,166
*	Roxgold, Inc.	154,520	191,499
	Royal Bank of Canada	73,948	5,101,195
	Royal Bank of Canada	32,014	2,211,847

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Russel Metals, Inc.	74,161	$993,280
*	Sabina Gold & Silver Corp.	216,358	350,515
*	Sandstorm Gold, Ltd.	51,634	497,278
	Saputo, Inc.	20,122	492,440
#	Savaria Corp.	20,600	208,084
#	Secure Energy Services, Inc.	154,863	190,768
*	Seven Generations Energy, Ltd., Class A	272,578	746,845
	Shaw Communications, Inc., Class B	4,966	90,834
#	Shaw Communications, Inc., Class B	48,771	892,022
#	ShawCor, Ltd.	46,441	91,880
#	Sienna Senior Living, Inc.	63,111	484,364
#*	Sierra Wireless, Inc.	8,700	115,745
#*	Sierra Wireless, Inc.	23,305	309,490
	Sleep Country Canada Holdings, Inc.	42,771	613,409
#	SNC-Lavalin Group, Inc.	93,311	1,480,353
*	Southern Pacific Resource Corp.	135,301	0
#*	Spin Master Corp.	12,594	234,871
	Sprott, Inc.	5,586	212,183
#*	SSR Mining, Inc.	48,681	1,166,643
#*	SSR Mining, Inc.	20,715	497,160
#	Stantec, Inc.	23,524	757,116
	Stantec, Inc.	4,216	135,713
#	Stelco Holdings, Inc.	4,978	28,691
	Stella-Jones, Inc.	48,298	1,466,843
*	Storm Resources, Ltd.	9,700	10,935
	Sun Life Financial, Inc.	10,346	403,184
	Suncor Energy, Inc.	100,053	1,573,862
	Suncor Energy, Inc.	163,438	2,575,783
*	SunOpta, Inc.	31,575	207,764
*	SunOpta, Inc.	18,909	123,947
#	Superior Plus Corp.	164,781	1,435,660
#	Surge Energy, Inc.	259,984	62,111
*	Tamarack Valley Energy, Ltd.	233,188	142,756
*	Taseko Mines, Ltd.	274,729	176,391
	TC Energy Corp.	5,361	244,346
	TC Energy Corp.	28,763	1,311,593
	Teck Resources, Ltd., Class B	10,991	111,350
	Teck Resources, Ltd., Class B	247,589	2,508,077
	TELUS Corp.	21,200	367,670
*	Teranga Gold Corp.	99,844	1,165,074
#*	Tervita Corp.	7,425	20,898
	TFI International, Inc.	52,527	2,279,196
	Thomson Reuters Corp.	5,324	371,482
#	Tidewater Midstream and Infrastructure, Ltd.	98,700	60,423
	Timbercreek Financial Corp.	73,896	465,074
#*	TMAC Resources, Inc.	24,198	27,098
	TMX Group, Ltd.	2,371	242,366
#	TORC Oil & Gas, Ltd.	165,546	206,399
*	Torex Gold Resources, Inc.	97,651	1,712,517
#	Toromont Industries, Ltd.	22,541	1,228,821
	Toronto-Dominion Bank (The)	54,658	2,418,589
	Toronto-Dominion Bank (The)	41,003	1,815,613
	Total Energy Services, Inc.	38,348	60,122
*	Touchstone Exploration, Inc.	98,000	92,919
	Tourmaline Oil Corp.	280,882	2,856,107
	TransAlta Corp.	145,275	950,098
	TransAlta Corp.	136,091	887,313
	TransAlta Renewables, Inc.	19,343	225,280
#	Transcontinental, Inc., Class A	62,632	721,967

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TransGlobe Energy Corp.	67,575	$39,351
#*	Trevali Mining Corp.	332,371	24,814
#*	Trican Well Service, Ltd.	269,502	183,095
	Tricon Residential, Inc.	33,235	238,199
*	Trisura Group, Ltd.	5,100	303,575
*	Turquoise Hill Resources, Ltd.	477,873	399,580
#*	Turquoise Hill Resources, Ltd.	17,904	14,846
	Uni-Select, Inc.	32,120	183,687
#	Vermilion Energy, Inc.	19,058	77,686
	Vermilion Energy, Inc.	97,267	398,795
#	Wajax Corp.	21,809	155,331
	Waste Connections, Inc.	2,260	231,356
*	Wesdome Gold Mines Ltd.	73,676	754,114
#	West Fraser Timber Co., Ltd.	59,023	2,922,398
#	Western Forest Products, Inc.	419,668	328,979
#	Westshore Terminals Investment Corp.	54,089	694,158
#	Wheaton Precious Metals Corp.	16,588	901,226
#	Whitecap Resources, Inc.	376,173	620,659
#*	WildBrain, Ltd.	58,811	51,810
#	Winpak, Ltd.	10,656	373,511
	WSP Global, Inc.	11,085	696,076
	Yamana Gold, Inc.	609,030	3,955,771
*	Yangarra Resources, Ltd.	29,500	12,994
#	Yellow Pages, Ltd.	19,713	117,296
TOTAL CANADA			258,211,027
CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	138,500	42,922
*	China Display Optoelectronics Technology Holdings, Ltd.	352,000	20,300
	CITIC Telecom International Holdings, Ltd.	1,621,000	514,556
*	Hanfeng Evergreen, Inc.	5,700	0
	K Wah International Holdings, Ltd.	692,000	292,050
*	Leyou Technologies Holdings, Ltd.	470,000	185,707
	SITC International Holdings Co., Ltd.	751,000	753,377
	TK Group Holdings, Ltd.	76,000	20,493
TOTAL CHINA			1,829,405
DENMARK — (2.3%)
*	ALK-Abello A.S.	4,460	1,265,508
*	Alm Brand A.S.	72,228	735,785
	Ambu A.S., Class B	2,698	94,197
	AP Moller - Maersk A.S., Class A	192	227,950
	AP Moller - Maersk A.S., Class B	302	388,804
#*	Bang & Olufsen A.S.	69,915	133,649
*	BankNordik P/F	3,257	55,116
#*	Bavarian Nordic A.S.	43,277	1,333,697
*	Brodrene Hartmann A.S.	2,063	148,051
	Carlsberg A.S., Class B	11,949	1,764,742
#	Chr Hansen Holding A.S.	9,298	1,061,018
#*	Columbus A.S.	64,216	80,013
	D/S Norden A.S.	30,044	453,652
#*	Danske Bank A.S.	148,949	2,412,367
#*	Demant A.S.	39,310	1,220,290
#*	DFDS A.S.	36,797	1,142,277
*	Drilling Co. of 1972 A.S. (The)	1,632	37,473
	DSV Panalpina A.S.	17,442	2,386,633
*	FLSmidth & Co. A.S.	27,605	823,817
*	Genmab A.S.	4,547	1,565,107

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	GN Store Nord A.S.	71,938	$4,423,826
#	H Lundbeck A.S.	53,173	1,938,692
*	H+H International A.S., Class B	19,897	341,289
*	Harboes Bryggeri A.S., Class B	1,400	12,750
*	ISS A.S.	99,612	1,537,252
*	Jeudan A.S.	775	28,532
*	Jyske Bank A.S.	62,739	2,000,542
*	Matas A.S.	32,386	324,983
#*	Netcompany Group A.S.	13,785	996,397
*	Nilfisk Holding A.S.	23,675	323,638
*	NKT A.S.	30,997	861,906
#	NNIT A.S.	10,265	193,539
	Novo Nordisk A.S., Class B	58,933	3,866,746
	Novozymes A.S., Class B	21,442	1,282,646
	Pandora A.S.	115,658	7,355,995
*	Parken Sport & Entertainment A.S.	3,780	46,038
	Per Aarsleff Holding A.S.	16,298	624,166
	Ringkjoebing Landbobank A.S.	30,831	2,292,539
	Rockwool International A.S., Class A	1,632	478,397
	Rockwool International A.S., Class B	5,454	1,759,533
*	Royal Unibrew A.S.	36,152	3,657,418
	RTX A.S.	10,840	402,567
	Scandinavian Tobacco Group A.S., Class A	63,134	928,593
	Schouw & Co., A.S.	12,762	1,044,329
	SimCorp A.S.	29,281	3,418,994
	Solar A.S., Class B	5,195	213,282
*	Spar Nord Bank A.S.	91,682	755,356
*	Sydbank A.S.	42,354	804,432
*	Tivoli A.S.	881	95,381
	Topdanmark A.S.	38,349	1,640,040
#	TORM P.L.C.	30,726	229,010
	Tryg A.S.	30,966	911,211
	United International Enterprises, Ltd.	1,279	263,211
	Vestas Wind Systems A.S.	27,144	3,479,453
*	Vestjysk Bank A.S.	366,659	168,554
*	Zealand Pharma A.S.	32,549	1,141,913
TOTAL DENMARK			67,173,296
FINLAND — (1.6%)
	Ahlstrom-Munksjo Oyj	24,812	383,908
*	Aktia Bank Oyj	43,353	443,254
#*	Alandsbanken Abp, Class B	5	109
	Alma Media Oyj	15,120	131,564
#	Apetit Oyj	2,895	31,306
	Aspo Oyj	15,585	107,842
	Atria Oyj	10,467	105,077
*	Bittium Oyj	11,330	85,900
#	Cargotec Oyj, Class B	35,571	1,060,678
*	Caverion Oyj	43,295	322,512
#	Citycon Oyj	13,223	96,093
	Digia Oyj	5,011	31,553
	Elisa Oyj	38,367	2,275,494
	Enento Group Oyj	347	14,719
*	Finnair Oyj	615,571	343,161
#	Fiskars Oyj Abp	38,166	533,277
#	Fortum Oyj	110,175	2,236,198
*	F-Secure Oyj	41,859	145,816
*	Glaston Oyj ABP	650	533
*	HKScan Oyj, Class A	27,319	63,026

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Huhtamaki Oyj	53,093	$2,366,688
	Ilkka-Yhtyma Oyj	7,050	25,239
	Kamux Corp.	4,076	40,877
	Kemira Oyj	94,644	1,253,541
	Kesko Oyj, Class A	29,456	599,933
	Kesko Oyj, Class B	120,692	2,559,156
	Kojamo Oyj	34,878	866,795
	Kone Oyj, Class B	18,181	1,443,730
	Konecranes Oyj	32,011	813,199
	Lassila & Tikanoja Oyj	29,795	457,627
	Metsa Board Oyj	79,914	625,601
	Metso Outotec Oyj	214,019	1,381,255
	Neles Oyj	28,331	404,029
#	Neste Oyj	17,847	819,740
#	Nokia Oyj	237,167	1,138,430
	Nokia Oyj	143,713	697,618
	Nokian Renkaat Oyj	65,391	1,560,097
*	Nordea Bank Abp	212,648	1,642,511
*	Nordea Bank Abp	184,407	1,420,115
	Olvi Oyj, Class A	9,640	480,642
	Oriola Oyj, Class B	109,357	237,709
#	Orion Oyj, Class A	10,267	447,117
	Orion Oyj, Class B	41,677	1,818,328
#*	Outokumpu Oyj	291,703	779,199
*	Pihlajalinna Oyj	9,285	158,779
#	Ponsse Oyj	6,228	184,177
*	QT Group Oyj	3,512	116,592
	Raisio Oyj, Class V	86,062	314,867
	Revenio Group Oyj	10,609	350,152
	Sampo Oyj, Class A	8,896	321,539
	Sanoma Oyj	52,546	588,646
*	Stockmann Oyj Abp, Class B	15,673	18,390
	Stora Enso Oyj, Class R	262,173	3,288,097
	Terveystalo Oyj	19,015	197,754
	TietoEVRY Oyj	12,875	378,166
	Tikkurila Oyj	30,785	500,084
#	Tokmanni Group Corp.	41,662	781,631
	UPM-Kymmene Oyj	59,238	1,581,280
	Uponor Oyj	56,120	939,912
	Vaisala Oyj, Class A	9,648	354,065
	Valmet Oyj	88,204	2,471,152
	Wartsila Oyj Abp	54,226	453,539
#	YIT Oyj	155,620	904,286
TOTAL FINLAND			46,194,304
FRANCE — (7.2%)
	ABC arbitrage	12,945	106,168
*	Accor SA	51,866	1,305,593
	Actia Group	10,087	26,150
	Aeroports de Paris	2,541	239,544
#*	Air France-KLM	128,327	526,594
	Air Liquide SA	17,761	2,921,333
	Akka Technologies	9,047	188,361
	AKWEL	8,878	140,307
	Albioma SA	25,760	1,151,598
*	Alstom SA	17,042	949,633
	Altamir	17,275	315,302
*	Alten SA	13,967	1,095,066
*	Amundi SA	4,682	356,218

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Arkema SA	66,054	$6,871,938
	Assystem SA	5,099	128,164
*	Atos SE	67,753	5,793,499
	Aubay	4,684	183,553
	AXA SA, Sponsored ADR	12,088	241,035
#	AXA SA	180,809	3,627,695
*	Axway Software SA	5,568	129,344
#*	Bastide le Confort Medical	2,869	129,538
	Beneteau SA	45,039	325,145
	Bigben Interactive	12,323	202,243
	BioMerieux	4,882	786,837
*	BNP Paribas SA	106,510	4,297,013
	Boiron SA	5,728	225,025
	Bollore SA	536,610	1,800,512
	Bonduelle SCA	19,044	454,859
#*	Bourbon Corp.	9,346	0
*	Bouygues SA	128,762	4,548,720
*	Bureau Veritas SA	41,334	909,339
	Burelle SA	44	25,579
	Capgemini SE	18,299	2,373,277
	Carrefour SA	128,345	2,039,777
#*	Casino Guichard Perrachon SA	14,881	412,486
#*	Catering International Services	1,201	13,849
*	Cegedim SA	4,311	138,822
#*	CGG SA	729,780	624,667
#	Chargeurs SA	22,815	380,862
*	Cie de Saint-Gobain	157,949	5,843,329
	Cie des Alpes	9,785	172,468
	Cie Generale des Etablissements Michelin SCA	83,781	8,676,870
	Cie Plastic Omnium SA	52,163	1,049,871
*	CNP Assurances	52,130	633,165
*	Coface SA	84,462	669,864
*	Credit Agricole SA	143,641	1,382,653
	Danone SA	19,431	1,300,580
*	Dassault Aviation SA	197	161,546
	Derichebourg SA	113,225	327,373
	Devoteam SA	4,551	522,535
	Edenred	21,567	1,069,814
*	Eiffage SA	44,841	3,918,785
	Electricite de France SA	116,906	1,183,857
	Electricite de Strasbourg SA	88	11,334
	Elior Group SA	77,173	427,403
*	Elis SA	167,011	2,029,169
*	Engie SA	199,334	2,655,361
#*	Eramet	9,323	253,897
*	EssilorLuxottica SA	11,482	1,529,345
*	Esso SA Francaise	1,610	24,422
#	Etablissements Maurel et Prom SA	38,191	75,586
*	Eurofins Scientific SE	2,681	1,754,785
#*	Europcar Mobility Group	86,085	133,738
	Eutelsat Communications SA	168,513	1,704,113
*	Exel Industries, Class A	1,036	43,817
*	Faurecia SE	86,122	3,325,837
*	Fleury Michon SA	748	21,402
*	Fnac Darty SA	11,703	458,189
	Fnac Darty SA	2,700	107,033
	Gaztransport Et Technigaz SA	12,868	1,196,478
*	Getlink SE	41,682	627,125
*	GL Events	8,638	111,851

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Groupe Crit	2,385	$132,738
	Groupe Gorge	1,262	17,852
*	Groupe Open	3,320	58,759
	Guerbet	5,364	189,744
	Haulotte Group SA	6,838	36,479
*	HERIGE SADCS	700	18,927
*	HEXAOM	2,572	96,638
*	ID Logistics Group	1,594	348,136
#	Iliad SA	25,004	4,890,071
#	Imerys SA	31,115	1,152,832
*	Ingenico Group SA	33,185	5,370,442
#*	Innate Pharma SA	13,430	81,876
	Ipsen SA	11,306	1,084,273
	IPSOS	40,447	1,073,518
	Jacquet Metal Service SA	10,665	134,685
*	JCDecaux SA	83,449	1,411,562
	Kaufman & Broad SA	16,825	726,403
*	Korian SA	49,152	2,014,881
#*	Lagardere SCA	60,772	924,554
	Laurent-Perrier	1,337	118,062
*	Le Belier	2,212	98,530
	Lectra	23,840	503,225
	Legrand SA	24,969	1,931,559
	Linedata Services	3,276	91,599
*	LISI	18,297	411,349
	LNA Sante SA	5,697	343,744
	L'Oreal SA	1,979	664,208
	LVMH Moet Hennessy Louis Vuitton SE	3,713	1,614,572
*	Maisons du Monde SA	1,610	24,652
*	Manitou BF SA	7,923	146,338
	Manutan International	1,396	88,842
*	Mersen SA	16,825	453,896
*	METabolic EXplorer SA	24,334	52,163
*	Metropole Television SA	28,928	349,362
*	Natixis SA	166,573	407,436
*	Nexans SA	34,084	1,776,450
	Nexity SA	51,343	1,748,575
*	Nicox	10,169	44,256
	NRJ Group	13,173	94,943
*	Oeneo SA	17,064	228,081
#*	Onxeo SA	25,529	19,770
#*	Onxeo SA	5,700	4,475
	Orange SA	382,501	4,483,248
*	Orpea	15,650	1,996,576
	Pernod Ricard SA	934	160,508
*	Peugeot SA	392,822	6,314,503
*	Pierre & Vacances SA	3,867	61,724
#*	Plastivaloire	8,518	36,006
#	Publicis Groupe SA	82,656	2,643,013
	Quadient	34,373	508,190
*	Rallye SA	18,924	129,713
#*	Recylex SA	4,720	10,275
#	Remy Cointreau SA	2,576	413,134
*	Renault SA	53,306	1,266,830
*	Rexel SA	244,826	2,905,756
	Robertet SA	426	464,287
*	Rothschild & Co.	26,301	671,005
	Rubis SCA	23,580	1,112,318
#*	Safran SA	10,894	1,158,596

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Samse SA	244	$35,895
	Sanofi	49,489	5,196,202
	Sartorius Stedim Biotech	5,055	1,581,113
*	Savencia SA	4,626	266,476
	Schneider Electric SE	26,121	2,995,125
	Schneider Electric SE	1,883	217,463
*	SCOR SE	131,423	3,382,430
	SEB SA	7,961	1,314,535
	Seche Environnement SA	3,562	135,380
	SES SA	136,122	962,878
	Societe BIC SA	17,978	1,065,059
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	50,037
*	Societe Generale SA	120,989	1,862,664
	Societe Marseillaise du Tunnel Prado-Carenage SA	1,651	34,698
	Societe pour l'Informatique Industrielle	1,527	34,026
	Sodexo SA	14,635	1,010,022
*	SOITEC	8,871	1,051,499
#*	Solocal Group	195,029	22,027
	Somfy SA	3,975	479,295
*	Sopra Steria Group	16,108	2,405,386
	SPIE SA	90,996	1,481,246
*	Stef SA	3,236	248,250
	STMicroelectronics NV	135,720	3,813,346
#	Suez SA	33,333	439,621
*	Sword Group	4,448	168,441
	Synergie SA	6,994	164,739
*	Tarkett SA	30,607	381,761
	Teleperformance	13,339	3,903,862
*	Television Francaise 1	58,887	337,807
	Thales SA	11,953	864,099
	Thermador Groupe	3,781	253,099
	Total Gabon	433	59,885
	Total SE	343,179	12,987,162
	Trigano SA	7,260	828,624
*	Ubisoft Entertainment SA	18,028	1,505,742
	Union Financiere de France BQE SA	2,287	41,823
	Valeo SA	114,189	2,930,361
#*	Vallourec SA	5,099	169,932
*	Valneva SE	4,729	26,308
	Vetoquinol SA	2,125	171,387
	Vicat SA	21,056	693,717
	VIEL & Cie SA	15,605	92,898
	Vilmorin & Cie SA	6,778	398,208
	Vinci SA	36,490	3,140,514
*	Virbac SA	2,232	487,291
	Vivendi SA	33,175	880,357
*	Vranken-Pommery Monopole SA	1,795	27,645
*	Worldline SA	5,336	459,053
*	XPO Logistics Europe SADIR	27	7,399
TOTAL FRANCE			205,772,166
GERMANY — (6.1%)
	1&1 Drillisch AG	41,453	1,097,854
	7C Solarparken AG	19,470	81,230
*	Aareal Bank AG	59,491	1,088,564
*	Adler Modemaerkte AG	4,316	11,639
*	ADO Properties SA	14,370	404,685
*	ADVA Optical Networking SE	74,512	621,046
*	AIXTRON SE	19,817	243,003

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	486	$24,894
#*	Allgeier SE	3,364	172,841
	Allianz SE	40,989	8,504,162
	Allianz SE, Sponsored ADR	11,988	247,073
*	Amadeus Fire AG	3,198	369,555
*	Aroundtown SA	67,983	409,368
	Atoss Software AG	1,122	136,006
	Aurubis AG	38,286	2,553,409
	BASF SE	39,679	2,188,934
	Basler AG	2,286	158,864
#*	Bauer AG	11,111	122,009
	Bayer AG	45,110	2,996,815
	Bayerische Motoren Werke AG	59,479	3,803,709
	BayWa AG	15,030	471,906
	Bechtle AG	14,225	2,768,504
	Beiersdorf AG	1,573	187,825
	Bertrandt AG	6,421	239,222
	bet-at-home.com AG	543	21,051
*	Bijou Brigitte AG	2,250	67,969
	Bilfinger SE	27,465	479,632
	Borussia Dortmund GmbH & Co. KGaA	61,142	402,865
	Brenntag AG	67,385	4,158,530
	CANCOM SE	24,173	1,453,778
*	Carl Zeiss Meditec AG	2,137	223,656
*	CECONOMY AG	87,517	311,897
*	CENIT AG	3,984	45,861
*	Centrotec SE	4,675	77,579
	Cewe Stiftung & Co. KGAA	5,534	622,594
*	comdirect bank AG	7,377	119,447
*	Commerzbank AG	941,728	4,839,682
	CompuGroup Medical SE & Co. KgaA	13,210	1,153,050
	Continental AG	20,341	1,964,915
#*	Corestate Capital Holding SA	16,806	358,237
	Covestro AG	99,017	3,842,592
	CropEnergies AG	27,276	292,758
*	CTS Eventim AG & Co. KGaA	29,511	1,171,454
	Daimler AG	153,503	6,711,767
*	Delivery Hero SE	3,954	453,885
*	Deutsche Bank AG	18,884	169,814
*	Deutsche Bank AG	389,894	3,477,855
	Deutsche Beteiligungs AG	12,267	456,612
#	Deutsche Boerse AG	16,966	3,086,859
*	Deutsche EuroShop AG	15,280	226,520
#*	Deutsche Lufthansa AG	254,937	2,236,680
*	Deutsche Pfandbriefbank AG	122,031	773,070
*	Deutsche Post AG	41,487	1,683,965
	Deutsche Telekom AG, Sponsored ADR	16,349	272,374
	Deutsche Telekom AG	184,205	3,075,256
	Deutsche Wohnen SE	6,408	311,766
*	Deutz AG	140,579	704,365
	DIC Asset AG	18,473	238,996
	DMG Mori AG	7,844	373,427
	Dr Hoenle AG	2,767	149,263
*	Draegerwerk AG & Co. KGaA	2,957	232,199
	Duerr AG	53,392	1,462,606
	E.ON SE	36,689	430,729
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	626,442
*	EDAG Engineering Group AG	6,901	49,206
	Elmos Semiconductor SE	7,044	172,647

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	ElringKlinger AG	29,198	$177,034
	Evonik Industries AG	48,259	1,303,775
*	Fielmann AG	6,746	491,506
	First Sensor AG	3,082	143,387
*	Francotyp-Postalia Holding AG, Class A	10,397	37,443
#*	Fraport AG Frankfurt Airport Services Worldwide	17,461	682,582
	Freenet AG	94,559	1,613,977
*	Fresenius Medical Care AG & Co. KGaA, ADR	2,454	107,608
*	Fresenius Medical Care AG & Co. KGaA	29,667	2,613,724
*	Fresenius SE & Co. KGaA	72,814	3,632,960
	Fuchs Petrolub SE	17,242	587,182
	GEA Group AG	103,948	3,752,066
	Gerresheimer AG	26,740	3,076,140
	Gesco AG	7,358	132,997
	GFT Technologies SE	23,807	295,262
	Grand City Properties SA	24,550	584,447
*	H&R GmbH & Co. KGaA	10,450	69,927
	Hamburger Hafen und Logistik AG	24,647	425,682
	Hannover Rueck SE	4,166	704,764
#	Hapag-Lloyd AG	14,420	793,939
	Hawesko Holding AG	533	24,474
	HeidelbergCement AG	34,733	1,927,522
#*	Heidelberger Druckmaschinen AG	259,333	217,258
	Hella GmbH & Co KGaA	30,124	1,315,729
	Henkel AG & Co. KGaA	3,403	295,690
*	Highlight Communications AG	13,766	57,868
	Hochtief AG	5,249	428,579
	HolidayCheck Group AG	24,775	32,153
	Hornbach Baumarkt AG	8,960	329,301
	Hornbach Holding AG & Co. KGaA	9,349	899,618
	Hugo Boss AG	32,666	889,823
*	Hypoport SE	1,582	742,193
*	Indus Holding AG	15,966	545,365
	Infineon Technologies AG, ADR	44,524	1,096,849
*	Instone Real Estate Group AG	25,684	658,298
	Jenoptik AG	32,703	819,528
*	JOST Werke AG	12,353	451,728
#	K+S AG	132,759	880,622
	KION Group AG	63,587	4,859,698
*	Kloeckner & Co. SE	70,770	446,856
	Knorr-Bremse AG	3,310	387,294
#*	Koenig & Bauer AG	10,967	239,354
	Krones AG	7,348	446,435
	KSB SE & Co. KGaA	83	25,476
	KWS Saat SE & Co., KGaA	3,093	239,646
*	Lanxess AG	66,927	3,471,215
*	LEG Immobilien AG	4,167	581,032
*	Leifheit AG	6,821	217,116
#*	Leoni AG	29,245	240,168
	LPKF Laser & Electronics AG	9,521	246,459
#*	Manz AG	2,130	52,682
*	Medigene AG	778	4,712
	Merck KGaA	1,542	197,077
	METRO AG	82,379	751,575
	MLP SE	37,627	230,972
*	MTU Aero Engines AG	11,779	2,042,330
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,142	3,218,521
	Nemetschek SE	21,116	1,547,927
	New Work SE	1,591	523,715

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Nexus AG	5,598	$279,028
*	Nordex SE	52,687	545,435
	Norma Group SE	26,957	749,818
*	OHB SE	5,091	242,743
	Patrizia AG	25,462	697,953
	Pfeiffer Vacuum Technology AG	5,378	1,078,730
	PNE AG	66,377	392,794
*	Progress-Werk Oberkirch AG	1,001	19,738
*	ProSiebenSat.1 Media SE	124,466	1,291,916
	PSI Software AG	5,104	127,215
*	Puma SE	12,033	936,623
*	Puma SE	1,990	154,337
*	QIAGEN NV	11,802	583,609
*	QIAGEN NV	9,756	483,711
	QSC AG	91,973	141,168
*	R Stahl AG	1,041	24,476
	Rational AG	640	380,131
	Rheinmetall AG	33,475	3,164,943
*	Rocket Internet SE	55,629	1,207,130
#*	RTL Group SA	11,313	373,271
	RWE AG	75,459	2,844,379
#*	SAF-Holland SE	42,833	289,695
*	Salzgitter AG	29,232	396,877
	SAP SE	8,272	1,305,763
*	Schaltbau Holding AG	3,346	105,129
#	Scout24 AG	9,273	797,084
	Secunet Security Networks AG	753	178,076
*	SGL Carbon SE	33,817	124,828
#*	Shop Apotheke Europe NV	1,203	180,017
	Siemens AG	29,248	3,727,248
	Siltronic AG	11,290	1,029,985
*	Sixt SE	10,681	790,303
*	SMA Solar Technology AG	6,053	177,258
#*	SMT Scharf AG	3,221	30,372
	Softing AG	444	2,675
	Software AG	38,111	1,771,637
	Stabilus SA	21,393	1,076,812
	STRATEC SE	712	83,467
#	Stroeer SE & Co. KGaA	14,176	970,684
	Suedzucker AG	79,105	1,320,292
*	SUESS MicroTec SE	9,433	136,978
	Surteco Group SE	8,145	203,348
	Symrise AG	7,136	892,077
	Syzygy AG	896	4,964
	TAG Immobilien AG	29,199	767,769
*	Takkt AG	30,408	374,483
*	Talanx AG	32,043	1,166,477
#*	Technotrans SE	6,522	114,016
*	Tele Columbus AG	69,368	286,161
	Telefonica Deutschland Holding AG	546,244	1,490,460
#*	Thyssenkrupp AG	85,873	667,483
	Traffic Systems SE	2,176	82,580
	Uniper SE	42,620	1,471,376
	United Internet AG	62,047	2,815,500
#	VERBIO Vereinigte BioEnergie AG	23,325	290,272
#*	Volkswagen AG	6,629	1,032,084
*	Vossloh AG	9,763	440,938
*	Wacker Chemie AG	12,766	1,158,202
#*	Wacker Neuson SE	16,543	293,611

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Washtec AG	6,761	$278,934
	Wuestenrot & Wuerttembergische AG	19,147	322,512
*	Zalando SE	2,697	194,697
	Zeal Network SE	7,017	286,650
TOTAL GERMANY			175,545,149
HONG KONG — (2.2%)
	Aeon Credit Service Asia Co., Ltd.	38,000	26,202
	AIA Group, Ltd.	394,000	3,552,674
	Allied Group, Ltd.	6,000	49,596
	Allied Properties HK, Ltd.	1,464,540	361,095
	APAC Resources, Ltd.	93,687	11,492
*	Apollo Future Mobility Group, Ltd.	100,000	6,001
*	Applied Development Holdings, Ltd.	1,210,000	21,786
	Asia Financial Holdings, Ltd.	136,000	63,649
	Asia Standard International Group, Ltd.	482,000	55,391
	Asiasec Properties, Ltd.	49,000	7,516
	ASM Pacific Technology, Ltd.	57,100	644,503
	Associated International Hotels, Ltd.	10,000	17,868
	Bank of East Asia, Ltd. (The)	594,271	1,353,448
	BOC Aviation, Ltd.	129,900	751,920
	BOC Hong Kong Holdings, Ltd.	164,500	458,635
	BOCOM International Holdings Co., Ltd.	290,000	37,826
	BOE Varitronix, Ltd.	496,000	135,132
	Bright Smart Securities & Commodities Group, Ltd.	394,000	97,737
*	Brightoil Petroleum Holdings, Ltd.	1,027,000	37,275
*	Burwill Holdings, Ltd.	2,638,000	4,527
	Cafe de Coral Holdings, Ltd.	208,000	416,864
#	Cathay Pacific Airways, Ltd.	781,000	527,331
	Century City International Holdings, Ltd.	1,416,000	76,752
	CGN Mining Co., Ltd.	1,035,000	43,451
	Chen Hsong Holdings	48,000	10,724
	Cheuk Nang Holdings, Ltd.	24,205	11,232
	Chevalier International Holdings, Ltd.	30,055	37,561
*	China Baoli Technologies Holdings, Ltd.	325,000	742
*	China Best Group Holding, Ltd.	970,000	14,311
*	China Boton Group Co., Ltd.	220,437	52,071
*	China Energy Development Holdings, Ltd.	4,676,000	91,087
	China New Higher Education Group, Ltd.	146,000	101,386
*	China Solar Energy Holdings, Ltd.	64,000	279
	China Star Entertainment, Ltd.	1,612,000	338,770
*	China Strategic Holdings, Ltd.	14,975,000	114,092
*	China Tonghai International Financial, Ltd.	240,000	7,384
	Chinese Estates Holdings, Ltd.	336,500	222,384
*	Chinlink International Holdings, Ltd.	280,800	21,395
	Chinney Investments, Ltd.	112,000	23,683
	Chong Hing Bank, Ltd.	70,000	80,649
	Chow Sang Sang Holdings International, Ltd.	418,000	445,584
	Chow Tai Fook Jewellery Group, Ltd.	254,000	273,757
	Chuang's China Investments, Ltd.	1,080,000	50,214
	Chuang's Consortium International, Ltd.	790,925	99,959
	CK Asset Holdings, Ltd.	545,000	3,026,204
	CK Hutchison Holdings, Ltd.	325,460	2,125,187
	CK Infrastructure Holdings, Ltd.	47,000	245,086
	CK Life Sciences Intl Holdings, Inc.	672,000	88,567
	CMBC Capital Holdings, Ltd.	890,000	16,064
	CNQC International Holdings, Ltd.	355,000	28,447
	CNT Group, Ltd.	518,000	25,108
#*	Convoy Global Holdings, Ltd.	5,166,000	20,863

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Cosmopolitan International Holdings, Ltd.	80,000	$11,556
	Cowell e Holdings, Inc.	787,000	341,560
	Cross-Harbour Holdings, Ltd. (The)	47,416	66,097
	CSI Properties, Ltd.	3,691,515	113,348
*	CST Group, Ltd.	13,168,000	44,000
*	CW Group Holdings, Ltd.	443,000	2,475
	Dah Sing Banking Group, Ltd.	492,995	445,708
	Dah Sing Financial Holdings, Ltd.	167,466	462,786
	Dickson Concepts International, Ltd.	83,500	49,618
	Dynamic Holdings, Ltd.	2,000	3,081
	Eagle Nice International Holdings, Ltd.	242,000	84,942
	EcoGreen International Group, Ltd.	234,000	35,640
*	Emperor Capital Group, Ltd.	3,231,000	67,262
	Emperor Entertainment Hotel, Ltd.	495,000	70,303
	Emperor International Holdings, Ltd.	1,323,750	208,492
	Emperor Watch & Jewellery, Ltd.	2,480,000	37,190
*	ENM Holdings, Ltd.	680,000	62,317
*	Esprit Holdings, Ltd.	1,583,699	188,271
*	Eternity Investment, Ltd.	1,730,000	31,398
#	Fairwood Holdings, Ltd.	29,000	62,134
	Far East Consortium International, Ltd.	1,722,374	511,189
*	FIH Mobile, Ltd.	3,563,000	395,108
	First Pacific Co., Ltd.	1,823,200	380,644
*	First Shanghai Investments, Ltd.	1,496,000	74,411
	Fountain SET Holdings, Ltd.	1,240,000	143,974
*	Freeman Fintech Corp, Ltd.	1,014,000	8,831
	Galaxy Entertainment Group, Ltd.	144,000	982,042
	GDH Guangnan Holdings., Ltd.	154,000	14,126
#*	Genting Hong Kong, Ltd.	687,000	43,919
	Get Nice Financial Group, Ltd.	152,150	13,348
	Get Nice Holdings, Ltd.	7,726,000	168,551
	Giordano International, Ltd.	1,126,000	165,813
	Glorious Sun Enterprises, Ltd.	447,000	48,444
*	Glory Sun Land Group, Ltd.	455,500	27,014
	Gold Peak Industries Holdings, Ltd.	81,000	6,059
	Golden Resources Development International, Ltd.	90,000	5,812
#*	Gold-Finance Holdings, Ltd.	204,000	355
*	Good Resources Holdings, Ltd.	2,210,000	25,671
*	Goodbaby International Holdings, Ltd.	691,000	115,046
*	GR Properties, Ltd.	92,000	16,146
	Great Eagle Holdings, Ltd.	209,198	473,582
*	Great Harvest Maeta Group Holdings, Ltd.	135,000	17,418
*	G-Resources Group, Ltd.	38,731,800	244,805
	Guoco Group, Ltd.	18,000	245,193
#	Guotai Junan International Holdings, Ltd.	1,313,000	186,630
#	Haitong International Securities Group, Ltd.	2,179,605	588,601
	Hang Lung Group, Ltd.	742,000	1,795,640
	Hang Lung Properties, Ltd.	480,000	1,177,613
	Hang Seng Bank, Ltd.	41,700	656,130
	Hanison Construction Holdings, Ltd.	381,459	50,205
*	Hao Tian Development Group, Ltd.	2,093,933	80,959
	Harbour Centre Development, Ltd.	53,000	53,194
	Henderson Land Development Co., Ltd.	220,575	825,509
	HK Electric Investments & HK Electric Investments, Ltd.	116,788	120,863
	HKBN, Ltd.	321,000	592,981
	HKR International, Ltd.	717,188	286,045
	HKT Trust & HKT, Ltd.	639,000	941,559
	Hon Kwok Land Investment Co., Ltd.	110,000	36,908
	Hong Kong & China Gas Co., Ltd.	35,700	51,152

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Exchanges & Clearing, Ltd.	1,200	$57,136
#	Hong Kong Ferry Holdings Co., Ltd.	33,000	24,684
*	Hong Kong Finance Investment Holding Group, Ltd.	800,000	68,114
	Hongkong & Shanghai Hotels, Ltd. (The)	373,220	306,004
	Hongkong Chinese, Ltd.	296,000	25,807
	Hop Hing Group Holdings, Ltd.	1,832,000	13,351
	Hsin Chong Group Holdings, Ltd.	1,532,000	12,967
	Hung Hing Printing Group, Ltd.	280,000	35,042
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,254,000	205,450
	Hysan Development Co., Ltd.	132,000	364,672
#*	I-CABLE Communications, Ltd.	2,153,027	17,209
*	Imagi International Holdings, Ltd.	216,799	22,523
	International Housewares Retail Co., Ltd.	176,000	50,196
	IPE Group, Ltd.	365,000	31,357
*	IRC, Ltd.	5,014,000	64,057
	IT, Ltd.	386,000	49,845
	ITC Properties Group, Ltd.	513,165	57,551
	Jacobson Pharma Corp., Ltd.	172,000	24,888
	Johnson Electric Holdings, Ltd.	389,577	716,980
*	Kader Holdings Co., Ltd.	214,000	17,430
	Karrie International Holdings, Ltd.	188,000	26,950
	Kerry Logistics Network, Ltd.	527,250	864,222
	Kerry Properties, Ltd.	358,000	851,898
	Kingmaker Footwear Holdings, Ltd.	204,000	16,584
	Kingston Financial Group, Ltd.	634,000	58,157
	Kowloon Development Co., Ltd.	423,000	450,682
	Kwoon Chung Bus Holdings, Ltd.	42,000	11,816
	Lai Sun Development Co., Ltd.	180,913	193,551
	Lai Sun Garment International, Ltd.	20,149	20,441
*	Landing International Development, Ltd.	1,533,000	48,115
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	508,500	62,466
	Lifestyle International Holdings, Ltd.	285,500	231,535
	Lippo China Resources, Ltd.	2,772,000	50,786
	Lippo, Ltd.	9,000	2,764
	Liu Chong Hing Investment, Ltd.	178,000	150,906
	L'Occitane International SA	246,250	414,185
	Luk Fook Holdings International, Ltd.	285,000	611,350
	Lung Kee Bermuda Holdings	106,000	28,725
*	Macau Legend Development, Ltd.	1,373,000	177,237
	Magnificent Hotel Investment, Ltd.	818,000	10,865
	Man Wah Holdings, Ltd.	989,600	1,123,959
	Mason Group Holdings, Ltd.	18,263,999	96,786
	Melco International Development, Ltd.	400,000	755,122
	Melco Resorts & Entertainment, Ltd., ADR	10,831	178,278
	MGM China Holdings, Ltd.	112,000	139,572
*	Midland Holdings, Ltd.	125,478	11,824
	Ming Fai International Holdings, Ltd.	146,000	12,433
	Miramar Hotel & Investment	138,000	221,540
	Modern Dental Group, Ltd.	175,000	29,845
	MTR Corp., Ltd.	57,716	286,828
	NagaCorp., Ltd.	260,000	277,920
	Nameson Holdings, Ltd.	314,000	14,586
*	National United Resources Holdings, Ltd.	350,000	1,201
*	Neo-Neon Holdings, Ltd.	613,000	51,366
	New World Development Co., Ltd.	224,644	1,096,885
*	NewOcean Energy Holdings, Ltd.	788,000	72,278
#	NWS Holdings, Ltd.	792,830	614,556
	Oriental Watch Holdings	354,000	89,504

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Oshidori International Holdings, Ltd.	3,201,000	$401,007
	Pacific Andes International Holdings, Ltd.	1,218,336	4,307
	Pacific Basin Shipping, Ltd.	4,656,000	571,691
	Pacific Textiles Holdings, Ltd.	869,000	406,155
	Paliburg Holdings, Ltd.	246,000	58,050
*	Paradise Entertainment, Ltd.	340,000	41,706
*	PC Partner Group, Ltd.	56,000	11,141
	PCCW, Ltd.	1,720,013	969,663
	Perfect Shape Medical, Ltd.	128,000	49,467
	Pico Far East Holdings, Ltd.	488,000	64,234
	Playmates Holdings, Ltd.	898,000	98,497
*	Playmates Toys, Ltd.	496,000	15,685
	Polytec Asset Holdings, Ltd.	2,383,900	221,706
*	Prada SpA	110,500	426,561
*	PT International Development Co., Ltd.	1,088,000	38,572
	Public Financial Holdings, Ltd.	292,000	71,654
*	PYI Corp., Ltd.	4,500,000	40,624
	Regal Hotels International Holdings, Ltd.	240,000	88,291
	Regina Miracle International Holdings, Ltd.	155,000	44,592
#	Sa Sa International Holdings, Ltd.	1,051,467	152,240
	Safety Godown Co., Ltd.	28,000	27,792
	SAS Dragon Holdings, Ltd.	294,000	89,522
	SEA Holdings, Ltd.	130,968	102,467
	Shangri-La Asia, Ltd.	1,049,666	759,489
	Shenwan Hongyuan HK, Ltd.	282,500	38,647
	Shun Ho Property Investments, Ltd.	13,497	3,084
	Shun Tak Holdings, Ltd.	1,721,249	620,113
*	Sincere Watch Hong Kong, Ltd.	4,770,000	43,130
	Singamas Container Holdings, Ltd.	972,000	45,141
	Sino Land Co., Ltd.	456,657	553,325
	Sitoy Group Holdings, Ltd.	239,000	11,419
	SJM Holdings, Ltd.	646,000	728,921
	SmarTone Telecommunications Holdings, Ltd.	357,666	186,790
*	SOCAM Development, Ltd.	69,505	13,825
	Soundwill Holdings, Ltd.	69,000	60,581
*	South China Holdings Co., Ltd.	1,200,000	20,433
	Stella International Holdings, Ltd.	386,500	375,896
*	Success Universe Group, Ltd.	300,000	6,193
#*	Summit Ascent Holdings, Ltd.	378,000	23,454
	Sun Hung Kai & Co., Ltd.	447,341	172,721
	Sun Hung Kai Properties, Ltd.	92,282	1,122,314
	SUNeVision Holdings, Ltd.	183,000	136,792
	Swire Pacific, Ltd., Class A	117,500	578,588
	Swire Pacific, Ltd., Class B	142,500	126,210
#	TAI Cheung Holdings, Ltd.	214,000	135,358
*	Talent Property Group, Ltd.	2,925,000	9,432
	Tao Heung Holdings, Ltd.	324,000	36,811
	Techtronic Industries Co., Ltd.	158,000	1,652,528
	Television Broadcasts, Ltd.	197,700	230,414
	Texwinca Holdings, Ltd.	640,000	90,871
#*	TOM Group, Ltd.	130,000	23,077
#*	Town Health International Medical Group, Ltd.	1,057,899	17,608
	Tradelink Electronic Commerce, Ltd.	220,000	25,274
#	Transport International Holdings, Ltd.	200,222	372,586
	Union Medical Healthcare, Ltd.	37,000	19,581
	United Laboratories International Holdings, Ltd. (The)	647,000	603,871
*	Up Energy Development Group, Ltd.	590,000	1,842
	Valuetronics Holdings, Ltd.	282,100	117,352
	Vantage International Holdings, Ltd.	314,000	33,282

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Vedan International Holdings, Ltd.	420,000	$43,894
	Vitasoy International Holdings, Ltd.	170,000	646,268
	VSTECS Holdings, Ltd.	593,200	348,690
	VTech Holdings, Ltd.	76,600	415,570
	Wai Kee Holdings, Ltd.	130,000	63,662
	Wang On Group, Ltd.	9,480,000	85,625
	WH Group, Ltd.	1,509,000	1,343,247
	Wharf Holdings, Ltd. (The)	586,000	995,569
	Wharf Real Estate Investment Co., Ltd.	98,000	346,612
	Win Hanverky Holdings, Ltd.	120,000	6,050
	Wing On Co. International, Ltd.	30,000	68,139
#	Wing Tai Properties, Ltd.	154,000	84,136
	Wonderful Sky Financial Group Holdings, Ltd.	218,000	20,043
	Wynn Macau, Ltd.	109,600	192,218
*	Xingye Alloy Materials Group, Ltd.	121,000	16,560
	Xinyi Glass Holdings, Ltd.	1,066,000	1,563,981
	YT Realty Group, Ltd.	77,962	22,097
	Yue Yuen Industrial Holdings, Ltd.	679,500	1,078,464
#*	Zhaobangji Properties Holdings, Ltd.	96,000	13,874
TOTAL HONG KONG			62,161,386
IRELAND — (1.0%)
*	AIB Group P.L.C.	143,652	180,158
*	Bank of Ireland Group P.L.C.	620,404	1,288,944
	C&C Group P.L.C.	259,286	783,804
	Cairn Homes P.L.C	314,088	314,314
#*	COSMO Pharmaceuticals NV	1,349	129,251
	CRH P.L.C., Sponsored ADR	318,075	11,574,749
*	FBD Holdings P.L.C.	11,013	86,238
*	Flutter Entertainment P.L.C.	18,489	2,801,414
*	Flutter Entertainment P.L.C.	32,269	4,832,804
	Glanbia P.L.C.	16,498	200,286
	Greencore Group P.L.C.	463,890	773,717
	Irish Continental Group P.L.C.	119,190	465,617
	Kerry Group P.L.C., Class A	4,451	589,519
	Kingspan Group P.L.C.	40,662	2,917,091
*	Permanent TSB Group Holdings P.L.C.	24,704	14,164
	Smurfit Kappa Group P.L.C.	54,041	1,825,673
TOTAL IRELAND			28,777,743
ISRAEL — (0.9%)
	Adgar Investment and Development, Ltd.	10,959	11,786
*	Afcon Holdings, Ltd.	794	27,460
*	AFI Properties, Ltd.	4,442	100,150
*	Airport City, Ltd.	5,279	60,617
*	Allot, Ltd.	9,849	117,366
	Alony Hetz Properties & Investments, Ltd.	14,540	158,596
	Alrov Properties and Lodgings, Ltd.	3,102	72,502
	Amot Investments, Ltd.	12,824	62,456
	Arad, Ltd.	1,380	20,139
*	Arko Holdings, Ltd.	119,127	62,298
#	Ashtrom Group, Ltd.	17,750	209,866
	Ashtrom Properties, Ltd.	29,798	111,686
	Atreyu Capital Markets, Ltd.	960	15,697
	AudioCodes, Ltd.	8,597	310,266
*	Avgol Industries 1953, Ltd.	43,315	53,744
*	Azorim-Investment Development & Construction Co., Ltd.	73,084	128,692
	Azrieli Group, Ltd.	2,157	104,913

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Bank Hapoalim BM	225,490	$1,360,593
	Bank Leumi Le-Israel BM	367,360	1,862,288
	Bayside Land Corp.	295	181,339
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,034	18,034
*	Bezeq The Israeli Telecommunication Corp., Ltd.	247,536	246,995
	Big Shopping Centers, Ltd.	1,066	76,336
	Blue Square Real Estate, Ltd.	1,318	49,650
*	Brack Capital Properties NV	528	37,427
#	Carasso Motors, Ltd.	23,696	68,351
*	Cellcom Israel, Ltd.	10,729	42,063
	Cellcom Israel, Ltd.	44,794	173,801
*	Ceragon Networks, Ltd.	21,364	55,974
*	Clal Insurance Enterprises Holdings, Ltd.	29,975	261,061
*	Compugen, Ltd.	7,817	110,841
	Danel Adir Yeoshua, Ltd.	1,893	195,920
	Delek Automotive Systems, Ltd.	20,414	96,773
	Delek Group, Ltd.	725	16,001
	Delta-Galil Industries, Ltd.	6,683	69,501
*	Dor Alon Energy in Israel 1988, Ltd.	4,117	72,967
	Duniec Brothers, Ltd.	1,090	29,282
*	El Al Israel Airlines	501,985	92,721
	Elbit Systems, Ltd.	1,734	245,040
#	Elbit Systems, Ltd.	1,367	192,679
	Electra Consumer Products 1970, Ltd.	8,899	231,845
*	Electra Real Estate, Ltd.	12,365	52,131
	Electra, Ltd.	1,243	575,149
#*	Energix-Renewable Energies, Ltd.	57,549	258,815
*	Enlight Renewable Energy, Ltd.	92,863	163,358
*	Equital, Ltd.	14,603	255,992
	First International Bank Of Israel, Ltd.	23,524	541,300
	FMS Enterprises Migun, Ltd.	1,604	40,216
	Formula Systems 1985, Ltd.	7,015	620,979
	Fox Wizel, Ltd.	6,677	249,363
*	Gilat Satellite Networks, Ltd.	16,184	89,154
*	Hadera Paper, Ltd.	2,531	84,450
*	Hamlet Israel-Canada, Ltd.	2,215	36,777
	Harel Insurance Investments & Financial Services, Ltd.	105,272	698,075
*	Hilan, Ltd.	8,673	390,203
	ICL Group, Ltd.	85,570	267,100
	IDI Insurance Co., Ltd.	4,738	108,121
*	IES Holdings, Ltd.	973	40,149
	Inrom Construction Industries, Ltd.	32,169	110,812
	Isracard, Ltd.	9,596	22,187
	Israel Canada T.R, Ltd.	43,856	52,458
	Israel Discount Bank, Ltd., Class A	457,267	1,405,915
	Israel Land Development - Urban Renewal, Ltd.	5,866	36,865
	Isras Investment Co., Ltd.	703	98,278
*	Issta Lines, Ltd.	2,358	23,349
	Kamada Ltd.	8,652	76,657
*	Kamada, Ltd.	11,196	92,801
	Kenon Holdings, Ltd.	7,173	147,843
	Kerur Holdings, Ltd.	3,188	98,460
*	Klil Industries, Ltd.	502	33,743
	Levinstein Properties, Ltd.	399	7,247
	Magic Software Enterprises, Ltd.	17,329	204,241
	Malam - Team, Ltd.	557	106,036
	Matrix IT, Ltd.	39,848	1,040,555
	Maytronics, Ltd.	17,873	275,607
*	Mediterranean Towers, Ltd.	24,600	49,411

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Mega Or Holdings, Ltd.	5,500	$126,471
*	Mehadrin, Ltd.	500	17,982
	Meitav Dash Investments, Ltd.	24,177	70,264
	Melisron, Ltd.	2,107	80,452
	Menora Mivtachim Holdings, Ltd.	25,601	303,307
	Migdal Insurance & Financial Holdings, Ltd.	369,592	227,327
*	Mivne Real Estate KD, Ltd.	55,653	108,898
*	Mivtach Shamir Holdings, Ltd.	4,281	76,080
	Mizrahi Tefahot Bank, Ltd.	20,137	422,069
*	Naphtha Israel Petroleum Corp., Ltd.	30,324	111,615
*	Nawi Brothers, Ltd.	14,571	54,889
	Neto ME Holdings, Ltd.	1,076	44,355
#*	Nice, Ltd., Sponsored ADR	2,711	556,406
*	Nova Measuring Instruments, Ltd.	17,025	871,556
*	Novolog, Ltd.	17,929	16,435
	Oil Refineries, Ltd.	1,076,477	200,771
#	OPC Energy, Ltd.	21,567	176,970
*	Partner Communications Co., Ltd.	56,739	233,419
*	Partner Communications Co., Ltd., ADR	10,082	39,118
#	Paz Oil Co., Ltd.	7,436	590,885
*	Perion Network, Ltd.	9,458	59,294
*	Phoenix Holdings, Ltd. (The)	98,179	445,441
	Plasson Industries, Ltd.	2,176	83,711
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,088	247,830
	Scope Metals Group, Ltd.	5,087	75,054
#*	Shapir Engineering and Industry, Ltd.	38,765	286,628
#	Shikun & Binui, Ltd.	169,004	770,471
#	Shufersal, Ltd.	76,048	535,543
	Strauss Group, Ltd.	6,285	179,415
	Summit Real Estate Holdings, Ltd.	39,908	349,011
*	Suny Cellular Communication, Ltd.	64,446	16,280
	Tadiran Holdings, Ltd.	1,789	98,299
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	79,756	920,384
*	Tower Semiconductor, Ltd.	24,849	534,253
*	Tower Semiconductor, Ltd.	6,141	136,409
	Union Bank of Israel	14,302	72,280
	Victory Supermarket Chain, Ltd.	3,214	78,026
#	YH Dimri Construction & Development, Ltd.	3,211	90,638
TOTAL ISRAEL			25,077,749
ITALY — (2.9%)
	A2A SpA	1,045,905	1,502,809
	ACEA SpA	30,658	627,475
#*	Aeffe SpA	10,396	10,860
*	Amplifon SpA	57,939	1,983,477
	Anima Holding SpA	231,304	1,043,578
*	Arnoldo Mondadori Editore SpA	116,873	146,782
	Ascopiave SpA	44,888	174,660
	Assicurazioni Generali SpA	69,038	1,036,653
*	Atlantia SpA	32,004	512,743
*	Autogrill SpA	66,590	318,489
*	Avio SpA	11,111	180,008
	Azimut Holding SpA	61,214	1,166,210
#*	Banca Carige SpA	7,344,616	2,422
*	Banca Farmafactoring SpA	91,912	521,805
*	Banca Generali SpA	30,586	915,013
*	Banca IFIS SpA	19,225	198,153
#*	Banca Monte dei Paschi di Siena SpA	246,303	450,079
*	Banca Popolare di Sondrio SCPA	485,394	1,084,094

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Banca Profilo SpA	193,938	$44,476
*	Banca Sistema SpA	36,404	74,609
*	Banco BPM SpA	1,560,523	2,358,288
*	Banco di Desio e della Brianza SpA	23,249	60,832
	BasicNet SpA	22,805	94,788
	Be Shaping The Future SpA	54,666	73,831
#*	Biesse SpA	7,140	102,485
#*	BPER Banca	399,641	1,014,478
*	Brunello Cucinelli SpA	17,481	509,191
	Buzzi Unicem SpA	25,568	329,183
	Buzzi Unicem SpA	39,981	909,637
*	Cairo Communication SpA	78,112	125,540
	Cementir Holding NV	38,268	265,854
*	Cerved Group SpA	118,375	981,483
*	CIR SpA-Compagnie Industriali	550,557	249,895
*	CNH Industrial NV	149,479	1,015,692
*	Credito Emiliano SpA	62,524	319,928
*	Credito Valtellinese SpA	53,497	396,214
*	d'Amico International Shipping SA	298,210	32,256
	Danieli & C Officine Meccaniche SpA	40,409	325,559
	Danieli & C Officine Meccaniche SpA	13,360	174,564
	Datalogic SpA	11,055	155,611
	Davide Campari-Milano NV	10,449	105,486
*	De' Longhi SpA	29,289	916,832
	DeA Capital SpA	70,864	95,415
#	DiaSorin SpA	8,531	1,682,745
*	Elica SpA	25,575	76,441
*	Emak SpA	25,019	23,201
	Enav SpA	26,400	107,968
	Enel SpA	240,535	2,203,425
	Eni SpA	146,281	1,303,043
	ERG SpA	40,001	975,338
*	Esprinet SpA	40,275	200,974
#*	Eurotech SpA	11,968	67,067
	Falck Renewables SpA	111,405	728,705
	Ferrari NV	8,873	1,586,676
*	Fiat Chrysler Automobiles NV	368,536	3,746,682
#*	Fiat Chrysler Automobiles NV	340,403	3,455,090
#	Fiera Milano SpA	13,383	38,132
#*	Fincantieri SpA	496,459	339,226
*	FinecoBank Banca Fineco SpA	35,647	519,654
*	FNM SpA	128,567	67,576
#*	Freni Brembo SpA	92,049	833,719
*	Gefran SpA	3,892	22,285
#*	Geox SpA	37,594	28,898
	Gruppo MutuiOnline SpA	14,143	335,107
*	Guala Closures SpA	15,433	116,496
	Hera SpA	419,479	1,612,511
	Illimity Bank SpA	36,120	299,992
#*	IMA Industria Macchine Automatiche SpA	10,127	806,649
*	IMMSI SpA	249,326	120,677
#	Infrastrutture Wireless Italiane SpA	14,988	151,239
*	Intek Group SpA	237,868	68,633
	Interpump Group SpA	35,504	1,167,471
*	Intesa Sanpaolo SpA	1,496,368	3,050,114
	Iren SpA	52,935	133,718
	Italgas SpA	123,645	794,013
	Italmobiliare SpA	10,783	374,603
#*	Juventus Football Club SpA	294,307	311,937

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	La Doria SpA	10,357	$131,677
	Leonardo SpA	169,678	1,089,544
#*	Maire Tecnimont SpA	148,190	265,763
*	MARR SpA	17,413	258,629
	Massimo Zanetti Beverage Group SpA	12,080	57,053
#*	Mediaset SpA	270,865	482,494
	Mediobanca Banca di Credito Finanziario SpA	210,321	1,698,566
*	Moncler SpA	21,751	840,934
#*	OVS SpA	161,638	176,551
	Piaggio & C SpA	267,524	750,205
#*	Pirelli & C SpA	251,397	995,609
	Poste Italiane SpA	21,100	193,877
#*	Prima Industrie SpA	3,071	46,773
	Prysmian SpA	44,781	1,145,127
	RAI Way SpA	55,432	365,014
	Recordati SpA	22,386	1,202,357
	Reno de Medici SpA	128,268	132,011
	Reply SpA	8,935	822,123
*	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	46,465
*	Sabaf SpA	3,112	40,328
	SAES Getters SpA	1,714	50,918
#*	Safilo Group SpA	65,146	53,400
#	Saipem SpA	327,569	701,519
*	Salvatore Ferragamo SpA	28,649	385,722
*	Saras SpA	312,970	232,106
#	Servizi Italia SpA	9,572	26,143
	Sesa SpA	4,033	307,158
	Snam SpA	120,954	643,893
#*	Societa Cattolica di Assicurazioni SC	119,545	723,983
#*	Sogefi SpA	47,050	48,993
	SOL SpA	20,318	257,957
	Tamburi Investment Partners SpA	61,515	405,585
*	Technogym SpA	42,645	363,023
	Telecom Italia SpA	5,975,301	2,423,316
	Telecom Italia SpA	3,907,957	1,570,927
	Telecom Italia SpA, Sponsored ADR	15,814	62,782
#	Tenaris SA	10,647	62,749
	Terna Rete Elettrica Nazionale SpA	110,241	822,701
*	Tinexta S.p.A.	9,290	158,939
#*	Tod's SpA	7,493	216,910
*	TXT e-solutions SpA	1,302	11,600
#*	UniCredit SpA	476,352	4,371,927
*	Unieuro SpA	3,542	35,738
*	Unione di Banche Italiane SpA	1,229,798	5,234,742
*	Unipol Gruppo SpA	315,265	1,324,508
#	UnipolSai Assicurazioni SpA	181,545	466,243
#	Webuild SpA	112,949	145,833
	Zignago Vetro SpA	14,273	223,802
TOTAL ITALY			82,031,659
JAPAN — (23.5%)
	77 Bank, Ltd. (The)	56,300	756,978
	A&D Co., Ltd.	22,300	132,582
	ABC-Mart, Inc.	2,000	105,371
	Abist Co., Ltd.	1,400	34,084
	Access Co., Ltd.	15,700	122,232
	Achilles Corp.	14,500	251,141
	Acom Co., Ltd.	38,300	135,294
	AD Works Group Co., Ltd.	43,460	62,933

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Adastria Co., Ltd.	28,560	$391,532
	ADEKA Corp.	92,300	1,225,915
	Ad-sol Nissin Corp.	3,200	73,731
	Advan Co., Ltd.	13,700	163,511
	Advanex, Inc.	1,400	17,700
	Advantest Corp.	7,600	414,953
	Adways, Inc.	4,600	13,469
	Aeon Co., Ltd.	53,619	1,267,744
	Aeon Delight Co., Ltd.	9,700	293,130
	Aeon Fantasy Co., Ltd.	6,700	86,644
	AEON Financial Service Co., Ltd.	77,500	585,185
	Aeon Hokkaido Corp.	14,000	99,294
	Aeon Mall Co., Ltd.	13,600	162,014
#	Aeria, Inc.	17,400	71,774
	AFC-HD AMS Life Science Co., Ltd.	2,600	16,995
	AGC, Inc.	64,700	1,818,774
	Ahresty Corp.	18,500	53,607
#	Ai Holdings Corp.	17,900	238,117
	Aica Kogyo Co., Ltd.	5,100	163,834
	Aichi Bank, Ltd. (The)	5,300	133,556
	Aichi Corp.	36,000	262,854
	Aichi Steel Corp.	10,800	259,127
	Aichi Tokei Denki Co., Ltd.	2,200	91,648
	Aida Engineering, Ltd.	55,100	344,896
#*	Aiful Corp.	292,800	599,797
	Ain Holdings, Inc.	10,300	655,469
	Aiphone Co., Ltd.	8,300	107,599
	Air Water, Inc.	92,700	1,201,912
	Airport Facilities Co., Ltd.	20,400	77,128
	Aisan Industry Co., Ltd.	39,300	163,657
	Aisin Seiki Co., Ltd.	57,206	1,652,181
#	Aizawa Securities Co., Ltd.	30,200	195,150
	Ajinomoto Co., Inc.	18,700	337,715
	Ajis Co., Ltd.	2,000	44,439
	Akatsuki Corp.	17,800	43,620
	Akatsuki, Inc.	4,000	139,779
*	Akebono Brake Industry Co., Ltd.	53,700	78,283
	Akita Bank, Ltd. (The)	16,600	220,518
	Albis Co., Ltd.	5,800	136,537
	Alconix Corp.	21,900	251,613
	Alfresa Holdings Corp.	15,200	311,256
	Alinco, Inc.	12,100	98,731
	Alpen Co., Ltd.	17,300	242,688
	Alpha Corp.	5,800	48,226
	Alpha Systems, Inc.	1,280	48,065
	Alps Alpine Co., Ltd.	198,748	2,505,432
	Alps Logistics Co., Ltd.	9,000	60,821
	Altech Corp.	9,020	150,582
	Amada Co., Ltd.	184,800	1,241,935
	Amano Corp.	11,600	219,934
	Amiyaki Tei Co., Ltd.	2,800	66,976
	Amuse, Inc.	5,900	104,201
#	Anabuki Kosan, Inc.	2,800	37,047
	Anest Iwata Corp.	21,700	163,459
#	Anritsu Corp.	13,000	313,466
	AOI Electronics Co., Ltd.	3,700	71,840
	AOI TYO Holdings, Inc.	13,188	46,096
	AOKI Holdings, Inc.	49,178	253,064
	Aomori Bank, Ltd. (The)	17,800	348,132

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aoyama Trading Co., Ltd.	43,000	$231,148
#	Aoyama Zaisan Networks Co., Ltd.	10,600	153,667
	Aozora Bank, Ltd.	71,000	1,135,775
	Apaman Co., Ltd.	5,900	28,979
	Arakawa Chemical Industries, Ltd.	14,800	157,826
	Arata Corp.	7,800	369,954
	Araya Industrial Co., Ltd.	3,700	40,195
	Arcland Sakamoto Co., Ltd.	32,600	604,185
	Arcland Service Holdings Co., Ltd.	11,500	194,085
	Arcs Co., Ltd.	43,089	999,744
	Arealink Co., Ltd.	11,000	93,946
	Argo Graphics, Inc.	9,000	274,639
	Ariake Japan Co., Ltd.	1,900	118,067
	Arisawa Manufacturing Co., Ltd.	32,700	245,948
	Artnature, Inc.	16,800	90,274
	As One Corp.	900	95,994
	Asahi Broadcasting Group Holdings Corp.	8,100	54,722
	Asahi Co., Ltd.	14,600	224,342
	Asahi Diamond Industrial Co., Ltd.	63,100	266,090
	Asahi Group Holdings, Ltd.	15,000	488,938
	Asahi Holdings, Inc.	23,000	801,347
	Asahi Intecc Co., Ltd.	26,800	747,752
	Asahi Kasei Corp.	337,900	2,430,554
	Asahi Kogyosha Co., Ltd.	3,900	107,331
	Asahi Yukizai Corp.	11,200	138,955
	Asante, Inc.	2,500	32,954
	Asanuma Corp.	8,600	315,542
	Asax Co., Ltd.	1,800	11,159
	Ashimori Industry Co., Ltd.	4,300	36,032
	Asia Pile Holdings Corp.	31,700	134,883
	Asics Corp.	19,800	220,894
	ASKA Pharmaceutical Co., Ltd.	24,000	250,500
	ASKUL Corp.	8,100	245,439
	Astellas Pharma, Inc.	44,800	698,789
#	Asti Corp.	4,000	45,161
#	Asukanet Co., Ltd.	3,500	45,754
#	Ateam, Inc.	11,100	88,295
#	Atom Corp.	45,000	316,136
	Atsugi Co., Ltd.	11,900	59,830
	Autobacs Seven Co., Ltd.	39,500	460,224
	Avant Corp.	7,900	74,237
	Avantia Co., Ltd.	10,700	87,573
	Avex, Inc.	28,100	225,300
	Awa Bank, Ltd. (The)	35,700	764,798
	Axell Corp.	5,600	40,074
	Axial Retailing, Inc.	11,600	490,355
	Azbil Corp.	6,400	213,349
	Bandai Namco Holdings, Inc.	12,400	684,757
	Bando Chemical Industries, Ltd.	30,100	172,572
	Bank of Iwate, Ltd. (The)	16,200	374,477
	Bank of Kochi, Ltd. (The)	5,900	36,486
	Bank of Kyoto, Ltd. (The)	32,200	1,181,361
#	Bank of Nagoya, Ltd. (The)	11,500	239,779
	Bank of Okinawa, Ltd. (The)	21,300	587,110
	Bank of Saga, Ltd. (The)	14,600	160,499
	Bank of the Ryukyus, Ltd.	46,500	385,476
	Bank of Toyama, Ltd. (The)	2,200	46,867
	Baroque Japan, Ltd.	11,300	62,138
	BayCurrent Consulting, Inc.	6,500	787,348

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Beenos, Inc.	11,800	$131,279
	Belc Co., Ltd.	5,400	389,003
	Bell System24 Holdings, Inc.	23,900	389,285
	Belluna Co., Ltd.	58,400	417,572
	Benefit One, Inc.	16,200	355,304
	Benesse Holdings, Inc.	16,000	417,281
	BeNEXT Group, Inc.	23,100	216,983
#*	Bengo4.com, Inc.	2,100	185,190
	Bic Camera, Inc.	16,800	169,285
#	Biofermin Pharmaceutical Co., Ltd.	3,000	65,765
	B-Lot Co., Ltd.	1,400	7,403
	BML, Inc.	4,300	107,084
#	Bookoff Group Holdings, Ltd.	5,700	40,637
	Bourbon Corp.	2,300	42,484
	BP Castrol K.K.	5,100	50,693
#*	BrainPad, Inc.	3,200	118,553
	Bridgestone Corp.	40,500	1,192,949
	Broadleaf Co., Ltd.	67,700	360,356
*	Broadmedia Corp.	119,000	120,628
	BRONCO BILLY Co., Ltd.	4,500	82,283
	Brother Industries, Ltd.	54,000	840,466
	Bunka Shutter Co., Ltd.	59,800	393,129
	C Uyemura & Co., Ltd.	3,400	200,024
	CAC Holdings Corp.	12,800	140,651
	Calbee, Inc.	10,000	317,773
	Can Do Co., Ltd.	7,200	159,575
	Canon Electronics, Inc.	22,300	309,214
	Canon Marketing Japan, Inc.	10,200	192,442
	Canon, Inc., Sponsored ADR	24,859	401,970
	Canon, Inc.	27,200	437,716
	Capcom Co., Ltd.	10,200	400,868
	Career Design Center Co., Ltd.	1,900	13,503
	Carlit Holdings Co., Ltd.	13,800	59,815
#	Casa, Inc.	2,500	24,087
	Casio Computer Co., Ltd.	22,800	364,399
	Cawachi, Ltd.	13,300	399,808
	Central Automotive Products, Ltd.	8,800	177,286
	Central Glass Co., Ltd.	38,100	689,278
	Central Security Patrols Co., Ltd.	8,600	264,981
	Central Sports Co., Ltd.	5,900	111,872
*	Change, Inc.	4,100	348,804
#	Charm Care Corp. KK	7,500	51,408
	Chiba Bank, Ltd. (The)	133,500	611,675
	Chiba Kogyo Bank, Ltd. (The)	33,300	67,054
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	12,700	187,537
	CHIMNEY Co., Ltd.	2,100	21,834
	Chino Corp.	5,900	75,246
	Chiyoda Co., Ltd.	16,900	161,505
	Chiyoda Integre Co., Ltd.	7,100	113,983
	Chodai Co., Ltd.	4,600	43,458
	Chofu Seisakusho Co., Ltd.	17,700	363,332
	Chori Co., Ltd.	10,800	144,474
	Chubu Shiryo Co., Ltd.	20,800	321,282
	Chudenko Corp.	31,800	661,469
	Chuetsu Pulp & Paper Co., Ltd.	21,989	298,326
	Chugai Ro Co., Ltd.	5,500	79,002
	Chugoku Bank, Ltd. (The)	100,500	865,614
	Chugoku Marine Paints, Ltd.	32,800	310,296
	Chukyo Bank, Ltd. (The)	9,100	162,139

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co., Ltd.	1,300	$29,840
	CI Takiron Corp.	46,300	295,013
	Citizen Watch Co., Ltd.	262,300	714,942
	CK-San-Etsu Co., Ltd.	3,400	96,261
	Cleanup Corp.	21,000	103,790
	CMIC Holdings Co., Ltd.	10,300	118,705
	CMK Corp.	57,300	197,737
	Coca-Cola Bottlers Japan Holdings, Inc.	16,904	252,196
	cocokara fine, Inc.	5,800	315,630
#	Colowide Co., Ltd.	29,600	331,928
	Computer Engineering & Consulting, Ltd.	23,000	330,400
	Computer Institute of Japan, Ltd.	8,700	63,417
	COMSYS Holdings Corp.	13,659	401,876
	Comture Corp.	9,700	256,299
	Concordia Financial Group, Ltd.	253,638	752,077
	CONEXIO Corp.	12,800	155,414
	Corona Corp.	11,100	103,363
	Cosel Co., Ltd.	18,300	141,457
	Cosmo Energy Holdings Co., Ltd.	66,600	964,938
	Cosmos Initia Co., Ltd.	11,300	39,673
	Cosmos Pharmaceutical Corp.	2,000	367,520
	Cota Co., Ltd.	5,070	53,435
	Create Medic Co., Ltd.	6,400	58,069
#	Create Restaurants Holdings, Inc.	42,800	207,688
	Create SD Holdings Co., Ltd.	10,800	387,718
	Credit Saison Co., Ltd.	141,900	1,328,578
	Creek & River Co., Ltd.	5,400	56,531
	Cresco, Ltd.	6,600	82,074
	CTI Engineering Co., Ltd.	13,000	204,817
#*	Curves Holdings Co., Ltd.	22,000	106,945
	CyberAgent, Inc.	7,400	418,590
	Cybernet Systems Co., Ltd.	9,300	55,695
	Cyberstep, Inc.	4,600	39,459
	Cybozu, Inc.	9,800	290,427
	Dai Nippon Printing Co., Ltd.	54,000	1,173,194
	Dai Nippon Toryo Co., Ltd.	19,200	147,981
	Daibiru Corp.	3,900	35,831
	Daicel Corp.	166,600	1,114,137
	Dai-Dan Co., Ltd.	8,100	199,436
	Daido Kogyo Co., Ltd.	8,100	43,699
	Daido Metal Co., Ltd.	54,800	254,705
	Daido Steel Co., Ltd.	28,200	795,439
	Daidoh, Ltd.	21,700	38,949
	Daifuku Co., Ltd.	9,700	883,924
	Daihatsu Diesel Manufacturing Co., Ltd.	15,500	58,916
	Daihen Corp.	11,900	438,584
	Daiho Corp.	16,900	384,656
	Dai-Ichi Cutter Kogyo K.K.	2,500	55,151
	Daiichi Jitsugyo Co., Ltd.	8,900	296,789
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,200	116,993
	Dai-ichi Life Holdings, Inc.	103,300	1,218,567
	Dai-ichi Seiko Co., Ltd.	5,700	101,674
	Daiichikosho Co., Ltd.	20,500	552,466
	Daiken Corp.	11,700	188,790
	Daiken Medical Co., Ltd.	6,000	31,588
	Daiki Aluminium Industry Co., Ltd.	30,400	144,909
	Daikin Industries, Ltd.	9,100	1,601,113
	Daikoku Denki Co., Ltd.	6,700	74,659
	Daikokutenbussan Co., Ltd.	5,400	306,529

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikyonishikawa Corp.	39,200	$165,597
	Dainichi Co., Ltd.	5,100	32,114
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,300	239,820
#	Daio Paper Corp.	49,000	665,436
	Daiseki Co., Ltd.	9,500	204,503
	Daishi Hokuetsu Financial Group, Inc.	38,500	707,911
	Daishinku Corp.	8,000	154,108
	Daisue Construction Co., Ltd.	7,600	57,039
	Daito Bank, Ltd. (The)	5,000	27,421
	Daito Pharmaceutical Co., Ltd.	10,160	301,365
	Daito Trust Construction Co., Ltd.	5,300	415,638
	Daitron Co., Ltd.	5,900	77,154
	Daiwa House Industry Co., Ltd.	44,600	984,198
	Daiwa Industries, Ltd.	28,100	220,083
	Daiwa Securities Group, Inc.	337,547	1,498,789
	Daiwabo Holdings Co., Ltd.	19,000	1,381,226
#	DCM Holdings Co., Ltd.	108,700	1,365,311
#	DD Holdings Co., Ltd.	9,800	54,148
	Delica Foods Holdings Co., Ltd.	4,800	28,082
	DeNA Co., Ltd.	18,300	206,440
	Denka Co., Ltd.	72,100	1,733,928
	Densan System Co., Ltd.	6,000	237,377
	Denso Corp.	39,900	1,476,004
	Dentsu Group, Inc.	50,200	1,119,971
	Denyo Co., Ltd.	18,200	333,647
*	Descente, Ltd.	14,200	230,313
	Dexerials Corp.	55,600	506,292
	DIC Corp.	71,000	1,709,299
	Digital Arts, Inc.	6,600	547,203
	Digital Garage, Inc.	6,800	227,606
	Digital Hearts Holdings Co., Ltd.	7,100	55,278
	Digital Information Technologies Corp.	3,400	39,949
	Dip Corp.	14,800	278,522
	Disco Corp.	300	72,701
	DKK Co., Ltd.	12,300	264,603
	DKK-Toa Corp.	1,800	13,919
	DKS Co., Ltd.	7,000	295,513
	DMG Mori Co., Ltd.	70,500	757,132
	Doshisha Co., Ltd.	22,700	359,057
	Double Standard, Inc.	1,300	68,612
	Doutor Nichires Holdings Co., Ltd.	33,400	444,618
	Dowa Holdings Co., Ltd.	50,400	1,479,057
	DTS Corp.	28,600	547,279
	Duskin Co., Ltd.	13,000	323,486
	Dvx, Inc.	4,600	38,710
#	DyDo Group Holdings, Inc.	9,200	387,226
	Dynic Corp.	4,600	31,885
	Eagle Industry Co., Ltd.	24,100	143,183
	Earth Corp.	1,900	130,489
	Ebara Corp.	67,900	1,612,967
	Ebara Foods Industry, Inc.	3,800	77,154
	Ebara Jitsugyo Co., Ltd.	4,200	113,866
#	Eco's Co., Ltd.	8,100	170,881
	EDION Corp.	79,600	766,959
	EF-ON, Inc.	12,000	64,880
	eGuarantee, Inc.	13,700	309,328
	E-Guardian, Inc.	4,100	115,744
	Ehime Bank, Ltd. (The)	30,800	329,361
	Eidai Co., Ltd.	18,000	47,157

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eiken Chemical Co., Ltd.	5,200	$92,481
	Eisai Co., Ltd.	1,400	112,989
	Eizo Corp.	15,200	564,338
	Elan Corp.	8,700	146,843
	Elecom Co., Ltd.	11,000	549,159
	Elematec Corp.	13,748	110,969
	Endo Lighting Corp.	16,000	95,273
	ENEOS Holdings, Inc.	406,870	1,426,734
	Enigmo, Inc.	11,800	151,414
	en-japan, Inc.	16,500	397,329
	Enomoto Co., Ltd.	5,700	56,950
	Enplas Corp.	9,700	192,589
#	Enshu, Ltd.	3,100	26,344
	EPS Holdings, Inc.	23,300	200,501
	eRex Co., Ltd.	8,000	106,916
	ES-Con Japan, Ltd.	27,400	179,448
	Eslead Corp.	5,900	67,388
#	ESPEC Corp.	13,200	224,428
	Exedy Corp.	25,900	319,829
	Ezaki Glico Co., Ltd.	3,000	138,994
	F&M Co., Ltd.	3,000	35,822
#	Faith, Inc.	5,500	35,161
	FALCO HOLDINGS Co., Ltd.	5,600	75,760
	FamilyMart Co., Ltd.	41,276	926,556
	FAN Communications, Inc.	35,000	140,317
	Fancl Corp.	6,000	173,086
	FANUC Corp.	3,700	624,275
	FCC Co., Ltd.	41,500	642,219
*	FDK Corp.	3,900	30,657
	Feed One Co., Ltd.	118,440	227,504
	Felissimo Corp.	2,400	23,399
	Fenwal Controls of Japan, Ltd.	3,400	46,752
	Ferrotec Holdings Corp.	50,800	305,606
#*	FFRI Security, Inc.	1,700	35,016
	Fibergate, Inc.	5,700	109,336
	FIDEA Holdings Co., Ltd.	150,200	139,809
	Fields Corp.	16,000	48,999
	Financial Products Group Co., Ltd.	60,800	273,142
	FINDEX, Inc.	6,400	57,188
*	First Baking Co., Ltd.	400	3,497
	First Bank of Toyama, Ltd. (The)	24,200	59,361
*	First Brothers Co., Ltd.	4,800	33,320
	First Juken Co., Ltd.	7,900	66,785
	Fixstars Corp.	13,800	140,428
	FJ Next Co., Ltd.	21,800	164,202
	Foster Electric Co., Ltd.	26,100	250,191
	FP Corp.	9,200	744,576
	France Bed Holdings Co., Ltd.	20,000	153,153
	Freebit Co., Ltd.	8,100	57,384
	Freund Corp.	5,300	33,711
	F-Tech, Inc.	11,900	48,623
	FTGroup Co., Ltd.	6,300	72,644
	Fudo Tetra Corp.	19,100	236,624
	Fuji Co., Ltd.	20,700	354,152
	Fuji Corp.	40,600	717,233
#	Fuji Corp.	4,500	82,905
	Fuji Corp., Ltd.	24,700	112,043
	Fuji Die Co., Ltd.	7,300	45,841
	Fuji Electric Co., Ltd.	44,400	1,210,289

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Furukawa Engineering & Construction Co., Ltd.	400	$6,957
	Fuji Kyuko Co., Ltd.	10,900	291,207
	Fuji Media Holdings, Inc.	30,200	266,029
*	Fuji Oil Co., Ltd.	31,400	45,815
	Fuji Oil Holdings, Inc.	12,700	340,128
	Fuji Pharma Co., Ltd.	9,200	91,666
	Fuji Seal International, Inc.	41,600	739,250
	Fuji Soft, Inc.	6,200	279,717
	Fujibo Holdings, Inc.	8,300	242,103
	Fujicco Co., Ltd.	7,100	136,073
	FUJIFILM Holdings Corp.	17,500	782,644
	Fujikura Composites, Inc.	14,600	47,405
	Fujikura Kasei Co., Ltd.	21,300	103,767
	Fujikura, Ltd.	285,900	774,514
	Fujimori Kogyo Co., Ltd.	16,900	544,516
#	Fujio Food Group, Inc.	8,400	93,040
	Fujisash Co., Ltd.	77,900	56,227
	Fujishoji Co., Ltd.	4,500	29,179
	Fujita Kanko, Inc.	9,399	122,037
	Fujitec Co., Ltd.	28,700	491,820
	Fujitsu Frontech, Ltd.	8,400	122,544
	Fujitsu General, Ltd.	9,300	227,926
	Fujitsu, Ltd.	7,500	1,004,214
	Fujiya Co., Ltd.	5,800	113,110
	FuKoKu Co., Ltd.	9,000	53,136
	Fukuda Corp.	5,300	234,301
	Fukuda Denshi Co., Ltd.	3,000	203,939
	Fukui Bank, Ltd. (The)	18,300	265,288
	Fukui Computer Holdings, Inc.	6,100	141,007
	Fukuoka Financial Group, Inc.	103,908	1,511,193
	Fukushima Bank, Ltd. (The)	9,100	13,118
	Fukushima Galilei Co., Ltd.	6,000	194,046
	Fukuyama Transporting Co., Ltd.	21,723	753,675
	FULLCAST Holdings Co., Ltd.	10,900	125,699
*	Funai Electric Co., Ltd.	11,400	52,513
	Funai Soken Holdings, Inc.	17,460	368,149
#	Furukawa Battery Co., Ltd. (The)	10,900	108,267
	Furukawa Co., Ltd.	30,000	290,192
	Furukawa Electric Co., Ltd.	67,600	1,617,482
	Furuno Electric Co., Ltd.	24,800	218,778
	Furusato Industries, Ltd.	8,000	99,598
	Furyu Corp.	10,100	87,400
	Fuso Chemical Co., Ltd.	14,000	539,155
	Fuso Pharmaceutical Industries, Ltd.	6,500	139,865
	Futaba Corp.	33,600	265,085
	Futaba Industrial Co., Ltd.	73,600	287,609
	Future Corp.	14,600	244,618
	Fuyo General Lease Co., Ltd.	23,500	1,330,245
	G-7 Holdings, Inc.	9,000	228,107
	Gakken Holdings Co., Ltd.	8,900	113,764
	Gakkyusha Co., Ltd.	3,300	31,743
	Gakujo Co., Ltd.	2,500	21,065
	GCA Corp.	28,200	150,819
	Gecoss Corp.	13,700	114,412
	Genki Sushi Co., Ltd.	5,300	96,904
	Genky DrugStores Co., Ltd.	8,400	293,582
	Geo Holdings Corp.	38,300	522,427
	Geostr Corp.	11,800	30,163
	Gfoot Co., Ltd.	7,500	35,295

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Giken, Ltd.	5,900	$215,217
	GL Sciences, Inc.	7,000	132,962
	GLOBERIDE, Inc.	8,000	144,391
	Glory, Ltd.	47,500	1,035,426
	Glosel Co., Ltd.	15,700	62,008
#	GMO Cloud K.K.	3,300	227,998
	GMO Financial Holdings, Inc.	5,200	32,156
	GMO internet, Inc.	16,400	475,099
	GMO Payment Gateway, Inc.	5,600	587,078
	Godo Steel, Ltd.	10,300	178,633
#*	Gokurakuyu Holdings Co., Ltd.	7,600	22,457
	Goldcrest Co., Ltd.	19,090	236,129
	Goldwin, Inc.	3,400	203,283
	Golf Digest Online, Inc.	5,700	23,375
	Good Com Asset Co., Ltd.	3,700	52,465
	Grace Technology, Inc.	5,900	307,964
	Grandy House Corp.	13,500	43,408
#	Gree, Inc.	85,400	352,047
	GS Yuasa Corp.	66,700	1,037,177
	GSI Creos Corp.	4,600	49,225
	G-Tekt Corp.	25,000	207,450
	Gun-Ei Chemical Industry Co., Ltd.	3,400	77,452
	GungHo Online Entertainment, Inc.	24,270	446,213
	Gunma Bank, Ltd. (The)	330,200	1,040,718
	Gunze, Ltd.	17,100	622,038
	Gurunavi, Inc.	24,700	106,262
	H.U. Group Holdings, Inc.	43,700	983,351
	H2O Retailing Corp.	86,900	500,583
	HABA Laboratories, Inc.	1,100	40,963
	Hachijuni Bank, Ltd. (The)	220,300	818,420
	Hagihara Industries, Inc.	9,400	119,264
	Hagiwara Electric Holdings Co., Ltd.	5,800	102,125
	Hakudo Co., Ltd.	4,400	55,551
	Hakuhodo DY Holdings, Inc.	26,300	288,716
	Hakuto Co., Ltd.	9,300	78,206
	Halows Co., Ltd.	6,000	203,780
	Hamakyorex Co., Ltd.	15,800	470,886
	Hamamatsu Photonics KK	1,400	60,848
	Hamee Corp.	3,600	67,862
#	Handsman Co., Ltd.	4,200	60,264
	Hankyu Hanshin Holdings, Inc.	20,700	592,850
	Hanwa Co., Ltd.	37,600	668,136
	Happinet Corp.	19,600	207,334
	Harada Industry Co., Ltd.	3,300	26,898
	Hard Off Corp. Co., Ltd.	9,900	62,331
	Harima Chemicals Group, Inc.	12,200	105,929
	Haruyama Holdings, Inc.	3,900	25,441
	Haseko Corp.	187,700	2,217,675
	Hayashikane Sangyo Co., Ltd.	5,400	27,473
	Hazama Ando Corp.	161,450	863,135
	Heian Ceremony Service Co., Ltd.	1,300	10,234
	Heiwa Corp.	40,900	685,265
	Heiwa Real Estate Co., Ltd.	2,500	61,022
	Heiwado Co., Ltd.	29,100	548,179
	Helios Techno Holding Co., Ltd.	5,700	15,331
	Hibino Corp.	2,900	26,996
	Hibiya Engineering, Ltd.	16,700	281,036
	Hiday Hidaka Corp.	19,890	276,567
	Hikari Tsushin, Inc.	1,700	368,561

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	HI-LEX Corp.	16,600	$171,874
	Himaraya Co., Ltd.	1,900	14,470
	Hino Motors, Ltd.	264,100	1,522,885
	Hioki EE Corp.	5,000	162,713
	Hirakawa Hewtech Corp.	8,800	73,762
*	Hiramatsu, Inc.	19,100	28,038
	Hirano Tecseed Co., Ltd.	7,700	95,568
	Hirose Electric Co., Ltd.	1,200	125,859
	Hiroshima Bank, Ltd. (The)	241,100	1,108,068
	Hiroshima Gas Co., Ltd.	16,700	56,038
#	HIS Co., Ltd.	31,100	366,402
	Hisaka Works, Ltd.	21,000	142,491
	Hisamitsu Pharmaceutical Co., Inc.	1,000	43,946
	Hitachi Capital Corp.	51,700	1,243,645
	Hitachi Construction Machinery Co., Ltd.	26,400	765,020
	Hitachi Metals, Ltd.	5,310	69,312
	Hitachi Transport System, Ltd.	25,100	739,090
	Hitachi Zosen Corp.	190,240	671,251
	Hitachi, Ltd.	28,000	838,713
	Hitachi, Ltd., ADR	303	18,053
	Hito Communications Holdings, Inc.	3,700	33,500
	Hochiki Corp.	9,500	96,975
	Hodogaya Chemical Co., Ltd.	8,100	347,595
	Hogy Medical Co., Ltd.	10,400	313,445
	Hokkaido Electric Power Co., Inc.	48,100	185,862
	Hokkaido Gas Co., Ltd.	2,400	35,016
	Hokkan Holdings, Ltd.	6,900	111,186
	Hokko Chemical Industry Co., Ltd.	20,000	116,400
	Hokkoku Bank, Ltd. (The)	20,900	545,926
	Hokuetsu Corp.	109,000	364,972
	Hokuetsu Industries Co., Ltd.	17,000	173,844
	Hokuhoku Financial Group, Inc.	127,000	1,068,409
#	Hokuriku Electric Industry Co., Ltd.	6,200	49,606
	Hokuriku Electric Power Co.	44,700	286,114
#	Hokuriku Electrical Construction Co., Ltd.	11,000	93,981
	Hokuto Corp.	16,500	326,073
	Honda Motor Co., Ltd., Sponsored ADR	23,840	580,504
	Honda Motor Co., Ltd.	181,235	4,418,483
	Honda Tsushin Kogyo Co., Ltd.	10,000	37,168
	H-One Co., Ltd.	17,400	79,057
	Honeys Holdings Co., Ltd.	16,670	162,443
	Honshu Chemical Industry Co., Ltd.	3,200	35,077
#	Hoosiers Holdings	29,600	146,039
	Horiba, Ltd.	11,400	587,910
	Hoshizaki Corp.	2,800	213,445
	Hosiden Corp.	58,000	496,672
	Hosokawa Micron Corp.	5,800	302,569
#	Hotland Co., Ltd.	3,200	28,642
	House Do Co., Ltd.	8,400	61,016
	House Foods Group, Inc.	3,300	100,852
	Howa Machinery, Ltd.	12,800	94,339
	Hulic Co., Ltd.	34,167	293,688
	Hurxley Corp.	2,400	21,569
	Hyakugo Bank, Ltd. (The)	219,700	649,068
	Hyakujushi Bank, Ltd. (The)	24,500	393,357
	Ibiden Co., Ltd.	13,200	357,551
#	IBJ, Inc.	10,700	57,855
	Ichibanya Co., Ltd.	6,434	283,771
	Ichigo, Inc.	252,100	591,118

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichiken Co., Ltd.	5,400	$73,365
	Ichikoh Industries, Ltd.	36,000	153,432
	Ichinen Holdings Co., Ltd.	25,400	253,926
	Ichiyoshi Securities Co., Ltd.	45,800	166,574
	Icom, Inc.	11,100	291,837
	IDEA Consultants, Inc.	3,900	63,375
	Idec Corp.	28,400	458,582
	Idemitsu Kosan Co., Ltd.	61,426	1,279,544
	IDOM, Inc.	67,000	308,153
	IHI Corp.	137,700	1,716,538
	Iida Group Holdings Co., Ltd.	17,420	269,624
	Iino Kaiun Kaisha, Ltd.	88,500	257,591
	IJTT Co., Ltd.	17,000	69,643
	Ikegami Tsushinki Co., Ltd.	5,800	41,832
#	Imagica Group, Inc.	11,000	35,029
	Imasen Electric Industrial	13,500	85,682
	Imuraya Group Co., Ltd.	1,700	35,897
	Inaba Denki Sangyo Co., Ltd.	27,200	622,334
#	Inaba Seisakusho Co., Ltd.	7,400	86,719
	Inabata & Co., Ltd.	48,600	535,943
	Ines Corp.	16,800	224,966
	I-Net Corp.	10,100	140,217
	Infocom Corp.	17,600	560,894
	Infomart Corp.	50,400	312,970
	Information Services International-Dentsu, Ltd.	8,500	446,367
	Innotech Corp.	12,900	115,791
	Inpex Corp.	440,500	2,514,380
	Insource Co., Ltd.	6,000	118,978
	Intage Holdings, Inc.	26,600	216,883
	Intelligent Wave, Inc.	2,400	17,839
#	Inter Action Corp.	7,600	119,663
	Internet Initiative Japan, Inc.	20,400	724,189
	Inui Global Logistics Co., Ltd.	12,995	97,556
	I-O Data Device, Inc.	6,200	57,357
	IR Japan Holdings, Ltd.	4,000	441,773
	Iriso Electronics Co., Ltd.	6,900	208,471
#	I'rom Group Co., Ltd.	2,900	57,273
	Ise Chemicals Corp.	1,400	36,703
	Iseki & Co., Ltd.	14,900	157,321
	Isetan Mitsukoshi Holdings, Ltd.	186,500	851,002
#	Ishihara Chemical Co., Ltd.	4,800	91,056
	Ishihara Sangyo Kaisha, Ltd.	34,900	219,971
	Ishii Iron Works Co., Ltd.	1,900	45,080
	Ishizuka Glass Co., Ltd.	1,800	29,983
	Isuzu Motors, Ltd.	202,800	1,654,138
	Itfor, Inc.	15,400	102,871
	ITmedia, Inc.	2,100	35,811
	Ito En, Ltd.	6,600	390,672
	ITOCHU Corp.	72,400	1,587,465
	Itochu Enex Co., Ltd.	66,100	519,165
	Itochu Techno-Solutions Corp.	4,600	186,829
	Itochu-Shokuhin Co., Ltd.	4,300	195,671
	Itoham Yonekyu Holdings, Inc.	137,078	827,066
	Itoki Corp.	33,553	110,695
	IwaiCosmo Holdings, Inc.	23,100	261,362
	Iwaki & Co., Ltd.	28,400	121,128
	Iwasaki Electric Co., Ltd.	6,400	99,587
#	Iwatani Corp.	29,900	1,056,034
*	Iwatsu Electric Co., Ltd.	6,100	47,922

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iwatsuka Confectionery Co., Ltd.	1,100	$37,589
	Iyo Bank, Ltd. (The)	217,382	1,286,091
	Izumi Co., Ltd.	24,100	929,176
	J Front Retailing Co., Ltd.	85,500	494,426
	J Trust Co., Ltd.	68,600	151,931
	JAC Recruitment Co., Ltd.	13,700	126,289
	Jaccs Co., Ltd.	23,600	360,347
	Jafco Co., Ltd.	32,300	1,141,263
#	Jalux, Inc.	5,400	78,420
	Jamco Corp.	10,200	60,042
	Janome Sewing Machine Co., Ltd.	17,000	70,685
	Japan Airlines Co., Ltd.	66,300	1,073,216
#	Japan Airport Terminal Co., Ltd.	5,800	199,143
	Japan Asia Group, Ltd.	16,900	44,076
*	Japan Asia Investment Co., Ltd.	16,300	30,428
*	Japan Asset Marketing Co., Ltd.	24,500	24,177
	Japan Aviation Electronics Industry, Ltd.	47,200	597,438
#	Japan Best Rescue System Co., Ltd.	13,900	96,368
	Japan Cash Machine Co., Ltd.	13,100	63,235
#*	Japan Display, Inc.	1,263,600	565,867
	Japan Electronic Materials Corp.	7,300	86,573
	Japan Elevator Service Holdings Co., Ltd.	9,100	302,236
	Japan Exchange Group, Inc.	40,300	956,961
	Japan Foundation Engineering Co., Ltd.	16,100	58,418
#	Japan Investment Adviser Co., Ltd.	6,100	45,489
	Japan Lifeline Co., Ltd.	29,900	370,630
	Japan Material Co., Ltd.	27,000	411,061
	Japan Medical Dynamic Marketing, Inc.	9,600	141,418
	Japan Oil Transportation Co., Ltd.	2,900	83,932
	Japan Petroleum Exploration Co., Ltd.	9,200	149,420
	Japan Post Holdings Co., Ltd.	150,800	1,029,933
	Japan Property Management Center Co., Ltd.	6,200	70,425
	Japan Pulp & Paper Co., Ltd.	12,600	430,373
	Japan Securities Finance Co., Ltd.	94,200	416,634
	Japan Steel Works, Ltd. (The)	65,900	939,352
	Japan Tobacco, Inc.	41,600	711,046
	Japan Transcity Corp.	33,400	144,967
	Japan Wool Textile Co., Ltd. (The)	52,200	448,892
	Jastec Co., Ltd.	4,700	48,458
	JBCC Holdings, Inc.	13,300	196,637
	JCR Pharmaceuticals Co., Ltd.	700	68,850
	JCU Corp.	18,600	554,881
	Jeol, Ltd.	16,500	461,606
	JFE Holdings, Inc.	58,660	385,038
	JGC Holdings Corp.	130,500	1,320,406
*	JIG-SAW, Inc.	1,400	64,510
	Jimoto Holdings, Inc.	125,900	111,206
	JINS Holdings, Inc.	6,400	434,441
	JK Holdings Co., Ltd.	14,300	98,251
#	JM Holdings Co., Ltd.	7,200	250,646
	JMS Co., Ltd.	16,700	120,835
	Joban Kosan Co., Ltd.	4,900	57,630
	J-Oil Mills, Inc.	10,700	403,417
	Joshin Denki Co., Ltd.	19,800	381,978
	Joyful Honda Co., Ltd.	2,900	41,876
	JP-Holdings, Inc.	22,600	53,806
	JSP Corp.	17,400	225,812
	JSR Corp.	3,100	67,596
	JTEKT Corp.	169,400	1,127,396

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Juki Corp.	28,800	$115,077
	Juroku Bank, Ltd. (The)	31,100	532,695
	Justsystems Corp.	3,700	287,205
	JVCKenwood Corp.	176,870	223,671
	K&O Energy Group, Inc.	9,900	140,043
	Kadokawa Corp.	36,777	752,539
	Kaga Electronics Co., Ltd.	18,700	354,135
	Kagome Co., Ltd.	6,600	201,378
	Kajima Corp.	159,721	1,754,547
	Kakaku.com, Inc.	8,800	212,467
	Kaken Pharmaceutical Co., Ltd.	10,700	486,274
	Kakiyasu Honten Co., Ltd.	5,200	120,525
	Kamakura Shinsho, Ltd.	11,300	82,175
	Kameda Seika Co., Ltd.	2,900	144,809
	Kamei Corp.	18,600	167,590
	Kamigumi Co., Ltd.	57,100	1,042,116
	Kanaden Corp.	12,000	149,376
	Kanagawa Chuo Kotsu Co., Ltd.	4,600	161,435
	Kanamic Network Co., Ltd.	14,700	124,970
	Kanamoto Co., Ltd.	36,500	737,609
	Kandenko Co., Ltd.	96,400	755,585
	Kaneka Corp.	51,000	1,205,179
	Kaneko Seeds Co., Ltd.	2,400	31,898
	Kanematsu Corp.	80,300	874,797
	Kanematsu Electronics, Ltd.	8,300	318,589
	Kansai Mirai Financial Group, Inc.	89,832	340,214
	Kansai Paint Co., Ltd.	5,500	105,407
	Kansai Super Market, Ltd.	11,100	130,070
	Kanto Denka Kogyo Co., Ltd.	44,900	351,579
*	Kappa Create Co., Ltd.	10,500	126,994
	Kasai Kogyo Co., Ltd.	23,600	86,279
	Katakura & Co-op Agri Corp.	3,200	37,057
	Katakura Industries Co., Ltd.	26,800	284,302
	Katitas Co., Ltd.	23,000	526,161
	Kato Sangyo Co., Ltd.	5,300	166,728
	Kato Works Co., Ltd.	7,000	75,270
	KAWADA TECHNOLOGIES, Inc.	3,800	150,314
#	Kawagishi Bridge Works Co., Ltd.	1,600	34,412
	Kawai Musical Instruments Manufacturing Co., Ltd.	3,400	77,190
	Kawasaki Heavy Industries, Ltd.	131,800	1,797,308
#*	Kawasaki Kisen Kaisha, Ltd.	83,499	762,821
	Kawasumi Laboratories, Inc.	11,600	86,354
	KDDI Corp.	78,300	2,489,740
	Keihan Holdings Co., Ltd.	15,200	619,639
	Keihin Co., Ltd.	3,500	41,382
	Keihin Corp.	45,700	1,093,575
	Keiyo Bank, Ltd. (The)	95,900	433,936
	Keiyo Co., Ltd.	32,600	284,355
	KEL Corp.	4,100	30,692
	Kenedix, Inc.	149,300	679,056
	Kenko Mayonnaise Co., Ltd.	7,800	129,523
	Kewpie Corp.	18,300	325,733
	KFC Holdings Japan, Ltd.	12,500	315,991
#	KH Neochem Co., Ltd.	31,200	570,546
	Kimoto Co., Ltd.	28,900	49,891
#	Kimura Chemical Plants Co., Ltd.	18,500	72,224
	Kimura Unity Co., Ltd.	2,800	26,463
	Kinden Corp.	76,100	1,179,634
	King Co., Ltd.	4,400	22,265

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Kinki Sharyo Co., Ltd. (The)	4,300	$45,340
	Kintetsu Department Store Co., Ltd.	5,700	134,514
	Kintetsu World Express, Inc.	39,300	671,875
	Kirin Holdings Co., Ltd.	18,980	365,719
	Kirindo Holdings Co., Ltd.	5,300	136,342
	Kissei Pharmaceutical Co., Ltd.	28,600	597,874
	Ki-Star Real Estate Co., Ltd.	9,100	153,306
	Kitagawa Corp.	8,200	112,528
	Kita-Nippon Bank, Ltd. (The)	5,600	87,109
	Kitano Construction Corp.	3,200	80,357
#	Kitanotatsujin Corp.	24,800	110,207
	Kito Corp.	24,400	256,479
	Kitz Corp.	70,000	442,521
	Kiyo Bank, Ltd. (The)	65,600	922,817
*	KLab, Inc.	29,000	174,358
*	KNT-CT Holdings Co., Ltd.	1,400	10,027
	Koa Corp.	31,900	274,432
	Koatsu Gas Kogyo Co., Ltd.	24,600	175,007
	Kobayashi Pharmaceutical Co., Ltd.	1,500	133,314
	Kobe Bussan Co., Ltd.	8,400	521,334
*	Kobe Electric Railway Co., Ltd.	1,600	50,085
*	Kobe Steel, Ltd.	291,900	945,922
#	Kobelco Eco-Solutions Co., Ltd.	2,800	47,830
	Kohnan Shoji Co., Ltd.	33,000	1,231,419
	Kohsoku Corp.	6,900	89,590
	Koito Manufacturing Co., Ltd.	19,500	763,553
#	Kojima Co., Ltd.	24,600	127,059
	Kokusai Co., Ltd.	2,800	19,397
	Kokusai Pulp & Paper Co., Ltd.	5,800	14,919
	Kokuyo Co., Ltd.	71,400	751,660
	KOMAIHALTEC, Inc.	3,399	42,451
	Komatsu Matere Co., Ltd.	20,900	137,032
	Komatsu Wall Industry Co., Ltd.	6,800	107,275
	Komatsu, Ltd.	70,000	1,375,283
	KOMEDA Holdings Co., Ltd.	23,800	373,921
	Komehyo Co., Ltd.	5,700	34,990
	Komeri Co., Ltd.	30,900	972,612
	Komori Corp.	46,700	309,180
	Konaka Co., Ltd.	25,800	64,150
	Konami Holdings Corp.	14,800	452,273
	Kondotec, Inc.	16,000	169,780
	Konica Minolta, Inc.	335,700	889,225
	Konishi Co., Ltd.	22,500	309,715
	Konoike Transport Co., Ltd.	25,500	245,197
	Konoshima Chemical Co., Ltd.	3,400	22,126
*	Kosaido Co., Ltd.	14,900	107,930
	Kose Corp.	3,800	384,887
#	Koshidaka Holdings Co., Ltd.	36,700	115,822
#	Kotobuki Spirits Co., Ltd.	9,100	272,183
	Kourakuen Holdings Corp.	6,000	79,140
	Kozo Keikaku Engineering, Inc.	3,200	75,926
	Krosaki Harima Corp.	5,600	170,472
	KRS Corp.	6,100	81,143
	K's Holdings Corp.	42,820	549,719
	KU Holdings Co., Ltd.	9,100	71,730
	Kubota Corp.	55,700	793,166
	Kumagai Gumi Co., Ltd.	41,300	946,739
	Kumiai Chemical Industry Co., Ltd.	11,200	108,543
	Kunimine Industries Co., Ltd.	4,500	41,323

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kura Sushi, Inc.	5,200	$215,179
	Kurabo Industries, Ltd.	12,500	233,005
	Kuraray Co., Ltd.	191,900	1,879,005
	Kureha Corp.	19,200	792,101
	Kurimoto, Ltd.	11,200	170,081
	Kurita Water Industries, Ltd.	30,400	817,634
	Kuriyama Holdings Corp.	8,000	39,789
	Kusuri no Aoki Holdings Co., Ltd.	4,700	437,488
*	KYB Corp.	17,900	294,866
	Kyocera Corp.	18,085	1,007,159
	Kyodo Printing Co., Ltd.	7,300	184,013
	Kyoei Steel, Ltd.	13,800	164,081
#	Kyokuto Boeki Kaisha, Ltd.	6,400	78,462
	Kyokuto Kaihatsu Kogyo Co., Ltd.	32,400	409,293
	Kyokuto Securities Co., Ltd.	17,800	92,662
	Kyokuyo Co., Ltd.	9,300	232,574
	Kyoritsu Maintenance Co., Ltd.	26,640	738,371
	Kyoritsu Printing Co., Ltd.	23,500	28,495
#	Kyosan Electric Manufacturing Co., Ltd.	47,300	232,842
	Kyowa Electronic Instruments Co., Ltd.	14,300	55,679
	Kyowa Exeo Corp.	30,854	729,081
	Kyowa Kirin Co., Ltd.	2,300	56,803
	Kyowa Leather Cloth Co., Ltd.	13,200	68,764
	Kyudenko Corp.	23,000	651,905
	Kyushu Electric Power Co., Inc.	30,800	258,670
	Kyushu Financial Group, Inc.	255,880	1,045,768
	LAC Co., Ltd.	13,800	137,020
	Lacto Japan Co., Ltd.	4,700	153,461
*	Laox Co., Ltd.	6,900	8,932
	Lasertec Corp.	10,600	935,922
	Lawson, Inc.	5,200	258,943
	LEC, Inc.	22,000	319,775
*	Leopalace21 Corp.	65,700	96,739
	Life Corp.	9,000	418,858
	LIFULL Co., Ltd.	22,000	84,461
#	Like Co., Ltd.	3,600	56,863
	Linical Co., Ltd.	4,700	34,335
	Link And Motivation, Inc.	20,000	58,354
	Lintec Corp.	28,400	662,625
	Lion Corp.	11,700	304,112
*	Litalico, Inc.	2,400	46,633
	LIXIL Group Corp.	95,200	1,270,715
	Lonseal Corp.	1,600	25,934
	Look Holdings, Inc.	5,800	35,474
*	M&A Capital Partners Co., Ltd.	5,800	211,355
	Mabuchi Motor Co., Ltd.	12,700	381,226
	Macnica Fuji Electronics Holdings, Inc.	50,050	754,566
	Macromill, Inc.	42,300	282,459
	Maeda Corp.	136,100	929,337
	Maeda Kosen Co., Ltd.	16,000	384,554
	Maeda Road Construction Co., Ltd.	8,100	147,274
	Maezawa Kasei Industries Co., Ltd.	11,300	104,875
	Maezawa Kyuso Industries Co., Ltd.	8,400	148,666
	Makino Milling Machine Co., Ltd.	22,000	624,014
	Makita Corp., Sponsored ADR	3,976	157,052
	Mamiya-Op Co., Ltd.	2,699	17,270
	Mani, Inc.	6,600	168,553
#	MarkLines Co., Ltd.	1,500	32,613
	Mars Group Holdings Corp.	8,400	118,446

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marubeni Corp.	156,300	$719,593
#	Marubun Corp.	13,800	63,767
	Marudai Food Co., Ltd.	21,400	363,023
	Marufuji Sheet Piling Co., Ltd.	1,100	20,103
	Maruha Nichiro Corp.	42,800	822,487
	Marui Group Co., Ltd.	41,600	604,893
	Maruichi Steel Tube, Ltd.	15,000	355,194
	Maruka Corp.	5,200	94,572
#	Marusan Securities Co., Ltd.	72,100	272,534
	Maruwa Co., Ltd.	5,700	491,327
	Maruwa Unyu Kikan Co., Ltd.	6,100	206,410
#	Maruyama Manufacturing Co., Inc.	2,800	29,116
#	Maruzen CHI Holdings Co., Ltd.	10,600	36,348
	Maruzen Co., Ltd.	6,000	101,775
	Maruzen Showa Unyu Co., Ltd.	13,900	414,514
	Marvelous, Inc.	18,400	113,052
	Matsuda Sangyo Co., Ltd.	10,500	161,997
#	Matsui Construction Co., Ltd.	17,600	103,281
	Matsumotokiyoshi Holdings Co., Ltd.	2,900	96,878
	Matsuoka Corp.	900	14,324
	Matsuyafoods Holdings Co., Ltd.	6,200	188,817
	Max Co., Ltd.	13,400	201,825
	Maxell Holdings, Ltd.	50,600	434,785
	Maxvalu Tokai Co., Ltd.	3,800	85,897
	Mazda Motor Corp.	135,200	779,937
	McDonald's Holdings Co. Japan, Ltd.	2,500	119,646
	MCJ Co., Ltd.	51,200	442,191
	Mebuki Financial Group, Inc.	519,522	1,155,712
	MEC Co., Ltd.	11,800	213,912
	Media Do Co., Ltd.	4,400	249,183
*	Medical & Biological Laboratories Co., Ltd.	1,800	49,437
*	Medical Data Vision Co., Ltd.	10,600	141,426
	Medical System Network Co., Ltd.	20,600	91,373
	Medipal Holdings Corp.	13,900	254,559
	Megachips Corp.	17,900	345,162
	Megmilk Snow Brand Co., Ltd.	29,100	659,389
	Meidensha Corp.	33,900	505,549
#	Meiji Electric Industries Co., Ltd.	4,500	56,668
	MEIJI Holdings Co., Ltd.	6,700	526,114
	Meiji Shipping Co., Ltd.	6,100	18,136
	Meiko Electronics Co., Ltd.	20,700	252,189
#	Meiko Network Japan Co., Ltd.	15,800	104,521
	Meisei Industrial Co., Ltd.	28,700	217,349
	Meitec Corp.	12,900	600,392
	Meito Sangyo Co., Ltd.	8,200	104,481
	Meiwa Corp.	24,900	99,435
	Meiwa Estate Co., Ltd.	10,900	38,150
	Melco Holdings, Inc.	3,300	82,205
	Members Co., Ltd.	2,700	33,019
	Menicon Co., Ltd.	13,700	666,554
	Mercuria Investment Co., Ltd.	4,800	26,214
*	Metaps, Inc.	8,500	61,235
	METAWATER Co., Ltd.	4,800	208,723
	Michinoku Bank, Ltd. (The)	15,291	142,232
	Mie Kotsu Group Holdings, Inc.	47,700	193,925
	Mikuni Corp.	22,800	54,607
	Milbon Co., Ltd.	9,504	433,666
	Mimaki Engineering Co., Ltd.	14,100	51,338
	Mimasu Semiconductor Industry Co., Ltd.	14,900	321,783

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Minebea Mitsumi, Inc.	54,639	$896,044
	Ministop Co., Ltd.	11,700	160,211
	Miraial Co., Ltd.	3,700	35,801
	Mirait Holdings Corp.	79,510	1,095,380
	Miroku Jyoho Service Co., Ltd.	8,100	163,005
	MISUMI Group, Inc.	15,900	376,212
	Mitani Corp.	8,000	496,161
	Mitani Sangyo Co., Ltd.	14,200	41,753
	Mitani Sekisan Co., Ltd.	4,500	232,615
	Mito Securities Co., Ltd.	39,400	72,191
*	Mitsuba Corp.	43,001	134,519
	Mitsubishi Chemical Holdings Corp.	85,780	460,881
	Mitsubishi Corp.	121,900	2,456,258
	Mitsubishi Electric Corp.	98,000	1,279,298
#	Mitsubishi Estate Co., Ltd.	51,100	734,066
	Mitsubishi Gas Chemical Co., Inc.	88,994	1,413,529
	Mitsubishi Heavy Industries, Ltd.	191,000	4,443,344
	Mitsubishi Kakoki Kaisha, Ltd.	4,100	66,740
	Mitsubishi Logisnext Co., Ltd.	29,000	249,968
	Mitsubishi Logistics Corp.	32,399	875,048
	Mitsubishi Materials Corp.	63,180	1,291,680
	Mitsubishi Motors Corp.	84,900	167,295
	Mitsubishi Paper Mills, Ltd.	27,200	82,788
	Mitsubishi Pencil Co., Ltd.	2,250	24,255
	Mitsubishi Research Institute, Inc.	4,900	196,495
	Mitsubishi Shokuhin Co., Ltd.	13,600	337,833
*	Mitsubishi Steel Manufacturing Co., Ltd.	12,100	61,225
	Mitsubishi UFJ Financial Group, Inc.	1,169,800	4,383,613
	Mitsubishi UFJ Lease & Finance Co., Ltd.	287,100	1,218,702
	Mitsuboshi Belting, Ltd.	22,300	369,091
	Mitsui & Co., Ltd., Sponsored ADR	106	31,811
	Mitsui & Co., Ltd.	156,800	2,344,175
	Mitsui Chemicals, Inc.	68,500	1,303,658
*	Mitsui E&S Holdings Co., Ltd.	70,200	270,235
	Mitsui Fudosan Co., Ltd.	82,700	1,292,929
	Mitsui High-Tec, Inc.	15,300	209,942
	Mitsui Matsushima Holdings Co., Ltd.	13,300	89,875
	Mitsui Mining & Smelting Co., Ltd.	69,200	1,469,601
	Mitsui OSK Lines, Ltd.	82,000	1,349,597
	Mitsui Sugar Co., Ltd.	17,800	323,457
	Mitsui-Soko Holdings Co., Ltd.	27,000	368,717
	Mitsuuroko Group Holdings Co., Ltd.	33,400	335,712
	Miura Co., Ltd.	1,900	72,244
	Mixi, Inc.	41,200	804,640
	Miyaji Engineering Group, Inc.	5,800	83,845
	Miyazaki Bank, Ltd. (The)	14,400	306,633
	Miyoshi Oil & Fat Co., Ltd.	7,500	83,983
	Mizuho Financial Group, Inc.	2,308,560	2,814,244
	Mizuho Leasing Co., Ltd.	25,800	571,066
	Mizuno Corp.	19,900	331,666
	Mochida Pharmaceutical Co., Ltd.	2,900	107,192
#	Modec, Inc.	16,300	217,426
	Molitec Steel Co., Ltd.	11,400	30,617
	Monex Group, Inc.	177,300	384,911
	Money Partners Group Co., Ltd.	13,100	23,678
	Monogatari Corp. (The)	4,500	308,015
	MonotaRO Co., Ltd.	17,000	722,993
	MORESCO Corp.	7,100	63,299
	Morinaga & Co., Ltd.	9,200	333,538

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co., Ltd.	32,100	$1,498,408
	Moriroku Holdings Co., Ltd.	3,700	53,476
	Morita Holdings Corp.	20,900	362,218
	Morito Co., Ltd.	16,800	91,311
#	Morozoff, Ltd.	1,900	92,994
	Mory Industries, Inc.	4,800	93,741
	MrMax Holdings, Ltd.	20,900	156,795
	MS&AD Insurance Group Holdings, Inc.	45,482	1,142,873
	MTI, Ltd.	18,500	143,037
	Mugen Estate Co., Ltd.	12,100	53,930
	m-up Holdings, Inc.	3,100	65,482
	Murakami Corp.	3,000	64,456
	Murata Manufacturing Co., Ltd.	19,300	1,239,651
	Musashi Seimitsu Industry Co., Ltd.	52,600	390,617
	Musashino Bank, Ltd. (The)	28,600	386,726
	Mutoh Holdings Co., Ltd.	1,900	26,257
	N Field Co., Ltd.	5,200	21,439
	Nabtesco Corp.	7,000	212,966
#	NAC Co., Ltd.	7,600	62,586
	Nachi-Fujikoshi Corp.	15,600	433,816
	Nadex Co., Ltd.	4,800	30,270
	Nafco Co., Ltd.	500	8,711
	Nagano Bank, Ltd. (The)	7,500	74,937
	Nagano Keiki Co., Ltd.	13,900	126,722
	Nagase & Co., Ltd.	100,900	1,163,100
	Nagatanien Holdings Co., Ltd.	8,400	166,849
#	Nagawa Co., Ltd.	700	50,076
	Nagoya Railroad Co., Ltd.	5,600	141,714
	Naigai Trans Line, Ltd.	1,700	15,477
	Nakabayashi Co., Ltd.	16,400	88,705
	Nakamuraya Co., Ltd.	3,308	123,623
	Nakanishi, Inc.	10,800	170,681
	Nakano Corp.	13,000	46,037
	Nakayama Steel Works, Ltd.	17,200	54,491
#	Nakayamafuku Co., Ltd.	7,600	32,757
	Nakayo, Inc.	1,800	23,512
	Namura Shipbuilding Co., Ltd.	38,900	55,105
	Nankai Electric Railway Co., Ltd.	8,600	169,231
	Nanto Bank, Ltd. (The)	31,200	563,475
	Narasaki Sangyo Co., Ltd.	2,400	41,785
	Natori Co., Ltd.	4,100	67,453
	NEC Capital Solutions, Ltd.	11,100	185,315
	NEC Corp.	25,800	1,445,459
	NEC Networks & System Integration Corp.	15,600	331,405
	NET One Systems Co., Ltd.	19,600	763,595
	Neturen Co., Ltd.	22,800	101,883
	New Japan Chemical Co., Ltd.	25,700	36,864
	Nexon Co., Ltd.	11,100	285,179
	Nextage Co., Ltd.	31,400	281,200
	Nexyz Group Corp.	7,700	56,421
	NF Corp.	3,200	49,796
	NGK Insulators, Ltd.	26,600	330,583
	NGK Spark Plug Co., Ltd.	109,700	1,475,297
	NH Foods, Ltd.	9,300	408,752
	NHK Spring Co., Ltd.	214,200	1,205,430
	Nicca Chemical Co., Ltd.	4,600	37,081
*	Nice Corp.	5,300	50,446
	Nichia Steel Works, Ltd.	27,100	70,011
	Nichias Corp.	48,900	1,057,494

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichiban Co., Ltd.	6,000	$83,589
	Nichicon Corp.	55,500	350,788
	Nichiden Corp.	9,100	190,481
	Nichiha Corp.	25,700	521,851
	NichiiGakkan Co., Ltd.	26,700	390,383
	Nichi-iko Pharmaceutical Co., Ltd.	47,200	535,901
	Nichimo Co., Ltd.	1,300	22,531
	Nichirei Corp.	25,500	728,121
	Nichireki Co., Ltd.	23,000	344,705
	Nichirin Co., Ltd.	7,920	91,963
	Nifco, Inc.	35,900	806,607
	Nihon Chouzai Co., Ltd.	12,880	192,195
*	Nihon Dempa Kogyo Co., Ltd.	9,100	25,901
	Nihon Dengi Co., Ltd.	2,200	72,596
	Nihon Denkei Co., Ltd.	2,700	30,387
	Nihon Flush Co., Ltd.	11,200	152,675
	Nihon House Holdings Co., Ltd.	31,500	69,562
#	Nihon Kagaku Sangyo Co., Ltd.	9,900	93,122
	Nihon Kohden Corp.	8,300	284,726
	Nihon M&A Center, Inc.	17,700	861,866
	Nihon Nohyaku Co., Ltd.	24,900	112,970
	Nihon Parkerizing Co., Ltd.	53,600	520,180
	Nihon Plast Co., Ltd.	14,500	51,829
	Nihon Tokushu Toryo Co., Ltd.	9,000	80,552
	Nihon Unisys, Ltd.	16,300	493,254
	Nihon Yamamura Glass Co., Ltd.	7,900	62,512
	Niitaka Co., Ltd.	2,400	67,732
	Nikkato Corp.	5,800	36,557
	Nikkiso Co., Ltd.	75,000	626,138
	Nikko Co., Ltd.	28,400	160,774
	Nikkon Holdings Co., Ltd.	58,000	1,056,987
	Nikon Corp.	37,700	263,577
#	Nippi, Inc.	1,599	48,973
	Nippo Corp.	32,700	867,233
	Nippon Air Conditioning Services Co., Ltd.	16,100	110,839
	Nippon Aqua Co., Ltd.	9,500	55,281
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,700	153,208
	Nippon Carbide Industries Co., Inc.	6,100	65,215
	Nippon Carbon Co., Ltd.	9,400	281,878
	Nippon Chemical Industrial Co., Ltd.	5,900	114,562
*	Nippon Chemi-Con Corp.	17,100	271,754
	Nippon Chemiphar Co., Ltd.	1,600	37,074
#	Nippon Coke & Engineering Co., Ltd.	160,700	91,541
	Nippon Commercial Development Co., Ltd.	11,300	151,994
	Nippon Concrete Industries Co., Ltd.	38,600	93,728
#*	Nippon Denko Co., Ltd.	145,365	196,885
	Nippon Densetsu Kogyo Co., Ltd.	28,100	567,317
	Nippon Dry-Chemical Co., Ltd.	2,200	32,340
	Nippon Electric Glass Co., Ltd.	78,600	1,285,604
	Nippon Express Co., Ltd.	24,300	1,155,200
#	Nippon Filcon Co., Ltd.	6,700	32,755
	Nippon Fine Chemical Co., Ltd.	12,300	168,938
	Nippon Flour Mills Co., Ltd.	41,800	658,880
	Nippon Gas Co., Ltd.	22,800	1,070,234
	Nippon Hume Corp.	13,600	95,090
	Nippon Kayaku Co., Ltd.	110,800	1,086,918
*	Nippon Kinzoku Co., Ltd.	4,900	25,085
	Nippon Kodoshi Corp.	5,300	49,527
	Nippon Koei Co., Ltd.	11,800	302,707

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Nippon Koshuha Steel Co., Ltd.	6,600	$19,176
	Nippon Light Metal Holdings Co., Ltd.	658,000	1,084,196
	Nippon Paper Industries Co., Ltd.	107,424	1,352,827
#	Nippon Parking Development Co., Ltd., Class C	143,500	165,169
	Nippon Pillar Packing Co., Ltd.	23,300	319,098
	Nippon Piston Ring Co., Ltd.	5,800	61,109
	Nippon Road Co., Ltd. (The)	6,700	470,498
	Nippon Seiki Co., Ltd.	44,400	498,765
	Nippon Seisen Co., Ltd.	3,500	99,257
*	Nippon Sharyo, Ltd.	6,500	145,319
*	Nippon Sheet Glass Co., Ltd.	88,100	288,202
	Nippon Shokubai Co., Ltd.	11,500	571,616
	Nippon Signal Co., Ltd.	14,500	137,946
	Nippon Soda Co., Ltd.	24,800	636,904
	Nippon Steel Corp.	180,750	1,482,039
	Nippon Steel Trading Corp.	15,100	450,224
	Nippon Suisan Kaisha, Ltd.	277,600	1,164,624
	Nippon Systemware Co., Ltd.	8,700	151,049
	Nippon Thompson Co., Ltd.	76,800	222,040
	Nippon Yakin Kogyo Co., Ltd.	19,500	269,666
	Nippon Yusen K.K.	138,222	1,798,535
	Nipro Corp.	127,200	1,361,955
	Nishikawa Rubber Co., Ltd.	1,400	16,013
	Nishimatsu Construction Co., Ltd.	51,600	958,067
#	Nishimatsuya Chain Co., Ltd.	39,200	395,363
	Nishimoto Co., Ltd.	2,400	42,093
	Nishi-Nippon Financial Holdings, Inc.	120,100	749,844
	Nishi-Nippon Railroad Co., Ltd.	11,400	286,155
	Nishio Rent All Co., Ltd.	24,000	457,028
	Nissan Chemical Corp.	12,300	651,425
	Nissan Motor Co., Ltd.	297,700	1,018,302
	Nissan Shatai Co., Ltd.	58,100	432,127
	Nissan Tokyo Sales Holdings Co., Ltd.	18,900	42,657
	Nissei ASB Machine Co., Ltd.	4,200	106,590
	Nissei Plastic Industrial Co., Ltd.	12,600	93,543
	Nissha Co., Ltd.	45,200	468,799
	Nisshin Group Holdings Co., Ltd.	25,100	84,121
	Nisshin Oillio Group, Ltd. (The)	23,700	718,217
	Nisshin Seifun Group, Inc.	5,800	88,844
	Nisshinbo Holdings, Inc.	171,438	1,025,410
	Nissin Corp.	9,200	127,161
	Nissin Electric Co., Ltd.	37,100	347,598
	Nissin Foods Holdings Co., Ltd.	1,100	99,364
	Nissin Kogyo Co., Ltd.	41,800	864,291
	Nissin Sugar Co., Ltd.	12,200	202,702
	Nisso Corp.	21,600	112,967
	Nissui Pharmaceutical Co., Ltd.	8,900	86,446
	Nitta Corp.	19,700	417,528
	Nitta Gelatin, Inc.	12,000	68,048
	Nittan Valve Co., Ltd.	20,800	41,337
	Nittetsu Mining Co., Ltd.	7,000	267,556
	Nitto Denko Corp.	14,400	816,198
	Nitto Fuji Flour Milling Co., Ltd.	1,100	62,563
	Nitto Kogyo Corp.	22,900	372,538
	Nitto Kohki Co., Ltd.	8,600	165,485
	Nitto Seiko Co., Ltd.	27,700	123,862
	Nittoc Construction Co., Ltd.	27,600	188,959
	NJS Co., Ltd.	5,300	77,145
	Noda Corp.	10,400	56,986

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Noevir Holdings Co., Ltd.	6,800	$281,400
	NOF Corp.	7,000	262,103
	Nohmi Bosai, Ltd.	12,700	244,906
	Nojima Corp.	25,500	639,325
	NOK Corp.	55,300	602,393
	Nomura Co., Ltd.	57,000	364,302
	Nomura Holdings, Inc.	302,700	1,424,558
	Nomura Holdings, Inc., Sponsored ADR	13,920	65,285
	Nomura Real Estate Holdings, Inc.	87,800	1,451,577
	Noritake Co., Ltd.	10,700	321,762
	Noritsu Koki Co., Ltd.	21,100	302,611
	Noritz Corp.	32,000	388,970
	North Pacific Bank, Ltd.	289,100	553,352
	Nozawa Corp.	6,200	39,496
	NS Solutions Corp.	9,800	258,074
	NS United Kaiun Kaisha, Ltd.	9,900	134,958
	NSD Co., Ltd.	28,480	517,904
	NSK, Ltd.	130,500	878,478
	NTN Corp.	376,500	658,277
	NTT Data Corp.	26,500	301,285
	NTT DOCOMO, Inc.	51,572	1,419,835
*	OAK Capital Corp.	40,800	35,339
	Obara Group, Inc.	8,300	266,992
	Obayashi Corp.	380,400	3,396,360
	OBIC Business Consultants Co., Ltd.	900	52,965
	Oenon Holdings, Inc.	45,000	170,474
	Ogaki Kyoritsu Bank, Ltd. (The)	35,500	697,238
	Ohara, Inc.	3,100	28,038
#	Ohashi Technica, Inc.	10,800	150,490
	Ohmoto Gumi Co., Ltd.	700	28,971
	Ohsho Food Service Corp.	4,000	190,748
	OIE Sangyo Co., Ltd.	1,187	15,682
	Oiles Corp.	25,016	320,357
*	Oisix ra daichi, Inc.	4,000	80,934
	Oita Bank, Ltd. (The)	13,700	306,455
	Oji Holdings Corp.	505,100	2,119,713
	Okabe Co., Ltd.	41,900	280,716
	Okamoto Industries, Inc.	5,700	215,750
	Okamoto Machine Tool Works, Ltd.	3,700	69,480
	Okamura Corp.	63,800	414,883
	Okasan Securities Group, Inc.	155,000	440,978
	Oki Electric Industry Co., Ltd.	90,200	800,534
	Okinawa Cellular Telephone Co.	8,100	324,272
	Okinawa Electric Power Co., Inc. (The)	11,152	173,873
*	OKK Corp.	6,300	18,914
	OKUMA Corp.	23,600	911,723
	Okumura Corp.	28,600	678,243
	Okura Industrial Co., Ltd.	6,200	81,688
	Okuwa Co., Ltd.	19,500	271,846
#	Olympic Group Corp.	7,700	70,010
	Omron Corp.	2,900	208,886
	Ono Pharmaceutical Co., Ltd.	7,700	216,427
	ONO Sokki Co., Ltd.	8,300	37,589
	Onoken Co., Ltd.	10,800	117,791
	Onward Holdings Co., Ltd.	116,800	286,843
#	Ootoya Holdings Co., Ltd.	2,200	58,044
#*	Open Door, Inc.	6,300	57,070
	Open House Co., Ltd.	19,600	553,186
	Optex Group Co., Ltd.	18,000	185,799

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Optim Corp.	7,600	$246,692
	Optorun Co., Ltd.	9,600	213,179
	Oracle Corp.	1,000	120,462
	Organo Corp.	6,600	333,250
	Orient Corp.	246,500	237,621
	Origin Co., Ltd.	4,200	49,099
	ORIX Corp.	183,000	1,979,165
#	Oro Co., Ltd.	3,600	100,115
	Osaka Organic Chemical Industry, Ltd.	12,000	295,328
	Osaka Soda Co., Ltd.	9,200	198,640
	Osaka Steel Co., Ltd.	11,000	103,985
	OSAKA Titanium Technologies Co., Ltd.	11,900	89,426
	Osaki Electric Co., Ltd.	26,500	124,613
	OSG Corp.	73,900	1,006,969
	OSJB Holdings Corp.	119,700	255,040
	Otsuka Corp.	6,200	323,263
	Otsuka Holdings Co., Ltd.	16,700	692,608
#	OUG Holdings, Inc.	2,000	50,526
	Outsourcing, Inc.	112,600	622,662
	Oyo Corp.	21,800	279,365
	Pacific Industrial Co., Ltd.	50,600	371,275
	Pacific Metals Co., Ltd.	19,499	274,827
	Pack Corp. (The)	5,800	145,351
	PAL GROUP Holdings Co., Ltd.	18,300	188,449
	PALTAC Corp.	3,450	186,868
	Paltek Corp.	7,400	37,271
	Pan Pacific International Holdings Corp.	18,800	426,102
	Panasonic Corp.	161,523	1,399,011
	Panasonic Corp., Sponsored ADR	26,580	232,043
	Paraca, Inc.	3,600	51,511
	Paramount Bed Holdings Co., Ltd.	9,900	422,067
	Paris Miki Holdings, Inc.	24,000	58,671
	Park24 Co., Ltd.	15,800	210,501
	Parker Corp.	8,500	35,664
	Pasco Corp.	2,600	31,859
#	Pasona Group, Inc.	27,400	322,101
	PC Depot Corp.	32,300	193,349
	PCA Corp.	2,400	104,398
	Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	34,299
	Penta-Ocean Construction Co., Ltd.	252,600	1,327,779
#*	Pepper Food Service Co., Ltd.	10,600	41,182
*	PeptiDream, Inc.	2,800	112,802
	Persol Holdings Co., Ltd.	53,600	677,629
	Phil Co., Inc.	1,400	19,991
#	PIA Corp.	2,600	61,168
	Pickles Corp.	4,300	107,887
	Pigeon Corp.	8,400	326,576
	Pilot Corp.	12,400	344,579
	Piolax, Inc.	32,600	449,746
	Plenus Co., Ltd.	2,800	42,778
	Pola Orbis Holdings, Inc.	8,500	141,324
	Poletowin Pitcrew Holdings, Inc.	21,400	182,721
	Premium Group Co., Ltd.	9,200	143,680
	Press Kogyo Co., Ltd.	94,800	245,551
	Pressance Corp.	32,400	355,953
	Prestige International, Inc.	39,100	305,412
	Prima Meat Packers, Ltd.	24,200	646,512
	Pronexus, Inc.	7,400	78,509
*	Prored Partners Co., Ltd.	2,600	121,317

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Prospect Co., Ltd.	441,000	$142,076
	Proto Corp.	23,700	233,910
	PS Mitsubishi Construction Co., Ltd.	41,600	199,446
	Punch Industry Co., Ltd.	15,000	55,597
*	QB Net Holdings Co., Ltd.	8,300	134,759
	Qol Holdings Co., Ltd.	20,500	200,014
	Quick Co., Ltd.	5,300	51,350
	Raccoon Holdings, Inc.	7,100	78,654
	Raito Kogyo Co., Ltd.	26,400	366,752
	Raiznext Corp.	22,600	255,339
	Rakus Co., Ltd.	16,600	383,278
	Rakuten, Inc.	2,200	20,216
	Rasa Corp.	5,700	50,497
	Rasa Industries, Ltd.	6,400	86,670
	Raysum Co., Ltd.	14,300	116,706
	Relia, Inc.	33,600	355,650
	Relo Group, Inc.	24,300	422,331
	Renaissance, Inc.	11,900	84,823
*	Renesas Electronics Corp.	151,100	831,119
	Rengo Co., Ltd.	196,300	1,476,572
#*	RENOVA, Inc.	10,800	108,708
	Resona Holdings, Inc.	468,800	1,536,854
	Resorttrust, Inc.	74,200	828,793
	Restar Holdings Corp.	10,400	184,940
#	Retail Partners Co., Ltd.	8,800	177,288
	Rheon Automatic Machinery Co., Ltd.	16,100	185,093
	Rhythm Watch Co., Ltd.	5,400	30,306
#	Riberesute Corp.	7,200	46,539
	Ricoh Co., Ltd.	241,900	1,557,777
	Ricoh Leasing Co., Ltd.	21,700	549,031
#	Ride On Express Holdings Co., Ltd.	4,500	106,291
#*	Right On Co., Ltd.	9,100	46,198
	Riken Corp.	7,100	173,840
	Riken Keiki Co., Ltd.	6,500	151,345
	Riken Technos Corp.	35,100	125,941
	Riken Vitamin Co., Ltd.	10,000	208,997
#	Ringer Hut Co., Ltd.	10,500	209,346
	Rinnai Corp.	1,000	81,964
	Rion Co., Ltd.	5,500	101,446
	Riso Kagaku Corp.	12,900	150,871
	Riso Kyoiku Co., Ltd.	76,100	217,862
	Rock Field Co., Ltd.	9,100	105,160
	Rohm Co., Ltd.	6,500	417,389
	Rohto Pharmaceutical Co., Ltd.	9,400	290,145
	Rokko Butter Co., Ltd.	8,600	125,682
	Roland DG Corp.	13,700	144,123
	Rorze Corp.	9,300	478,170
#	Round One Corp.	71,500	425,550
#	Royal Holdings Co., Ltd.	16,900	238,766
#*	Rozetta Corp.	4,500	145,197
	RS Technologies Co., Ltd.	1,700	64,345
	Ryobi, Ltd.	22,700	216,765
	Ryoden Corp.	16,900	222,757
	Ryohin Keikaku Co., Ltd.	56,300	678,596
	Ryosan Co., Ltd.	21,700	412,568
#	Ryoyo Electro Corp.	7,400	206,070
	S Foods, Inc.	12,200	291,991
	S&B Foods, Inc.	2,600	107,992
	Sac's Bar Holdings, Inc.	18,250	81,931

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Saibu Gas Co., Ltd.	9,000	$191,398
#	Saizeriya Co., Ltd.	8,300	129,330
	Sakai Chemical Industry Co., Ltd.	10,500	191,846
	Sakai Heavy Industries, Ltd.	3,400	69,369
	Sakai Moving Service Co., Ltd.	5,700	243,563
	Sakai Ovex Co., Ltd.	3,400	70,108
	Sakata INX Corp.	46,600	430,806
#	Sakura Internet, Inc.	14,000	70,236
	Sala Corp.	44,000	225,665
	SAMTY Co., Ltd.	30,200	328,214
	San Holdings, Inc.	8,400	88,240
	San ju San Financial Group, Inc.	13,460	159,601
	San-A Co., Ltd.	3,200	120,672
	San-Ai Oil Co., Ltd.	62,600	507,182
#*	Sanden Holdings Corp.	12,600	31,048
	Sanei Architecture Planning Co., Ltd.	9,400	106,130
	Sangetsu Corp.	18,500	253,048
	San-In Godo Bank, Ltd. (The)	155,000	724,800
#*	Sanix, Inc.	35,600	79,474
	Sanken Electric Co., Ltd.	26,500	510,260
	Sanki Engineering Co., Ltd.	41,700	458,113
#	Sanko Gosei, Ltd.	22,300	53,123
	Sanko Metal Industrial Co., Ltd.	1,700	33,481
	Sankyo Co., Ltd.	10,200	255,158
	Sankyo Frontier Co., Ltd.	1,300	40,915
	Sankyo Seiko Co., Ltd.	35,800	140,961
	Sankyo Tateyama, Inc.	22,900	172,461
	Sankyu, Inc.	25,500	879,217
#	Sanoh Industrial Co., Ltd.	35,200	203,204
	Sanoyas Holdings Corp.	14,700	21,973
	Sansei Technologies, Inc.	6,200	35,657
	Sansha Electric Manufacturing Co., Ltd.	10,000	53,404
	Sanshin Electronics Co., Ltd.	9,400	156,055
	Santen Pharmaceutical Co., Ltd.	15,400	259,836
	Sanwa Holdings Corp.	160,900	1,378,921
	Sanyo Chemical Industries, Ltd.	11,500	490,205
	Sanyo Denki Co., Ltd.	8,000	358,525
	Sanyo Electric Railway Co., Ltd.	5,100	101,526
	Sanyo Engineering & Construction, Inc.	4,000	22,710
	Sanyo Shokai, Ltd.	12,837	67,192
	Sanyo Special Steel Co., Ltd.	20,300	146,223
	Sanyo Trading Co., Ltd.	25,100	214,598
	Sapporo Holdings, Ltd.	53,500	921,323
	Sata Construction Co., Ltd.	11,300	42,061
	Sato Holdings Corp.	17,000	353,030
	Sato Shoji Corp.	13,300	108,603
	Satori Electric Co., Ltd.	10,200	73,178
	Sawada Holdings Co., Ltd.	21,400	182,010
	Sawai Pharmaceutical Co., Ltd.	9,800	465,549
*	Saxa Holdings, Inc.	4,800	63,904
	SB Technology Corp.	4,600	141,289
	SBI Holdings, Inc.	26,650	561,166
*	SBI Insurance Group Co., Ltd.	2,100	23,253
	SBS Holdings, Inc.	18,600	395,895
#	Scala, Inc.	13,400	72,404
	SCREEN Holdings Co., Ltd.	14,000	703,655
	Scroll Corp.	25,900	135,933
	SCSK Corp.	1,655	84,233
#	SEC Carbon, Ltd.	2,100	117,489

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Secom Co., Ltd.	4,100	$354,564
	Secom Joshinetsu Co., Ltd.	1,260	39,284
	Sega Sammy Holdings, Inc.	19,100	215,326
	Seibu Holdings, Inc.	46,000	411,122
	Seika Corp.	7,000	74,449
	Seikagaku Corp.	25,700	243,772
	Seikitokyu Kogyo Co., Ltd.	26,000	176,759
	Seiko Epson Corp.	96,200	1,020,588
	Seiko Holdings Corp.	23,800	325,787
	Seiko PMC Corp.	4,600	29,673
	Seikoh Giken Co., Ltd.	2,100	38,748
	Seino Holdings Co., Ltd.	80,000	984,622
	Seiren Co., Ltd.	36,400	419,807
	Sekisui Chemical Co., Ltd.	50,500	687,419
#	Sekisui House, Ltd.	12,840	234,507
	Sekisui Jushi Corp.	13,500	254,360
	Sekisui Kasei Co., Ltd.	18,900	91,556
	Senko Group Holdings Co., Ltd.	99,500	744,015
	Senshu Electric Co., Ltd.	6,700	189,362
	Senshu Ikeda Holdings, Inc.	210,340	309,711
*	Senshukai Co., Ltd.	39,500	125,987
	SERAKU Co., Ltd.	4,500	47,989
	Seria Co., Ltd.	11,600	464,126
	Seven & I Holdings Co., Ltd.	57,000	1,722,512
	Seven Bank, Ltd.	223,300	547,762
	SFP Holdings Co., Ltd.	6,700	76,822
	SG Holdings Co., Ltd.	5,500	201,842
	Sharp Corp.	27,800	274,382
	Shibaura Electronics Co., Ltd.	6,000	114,770
	Shibaura Machine Co., Ltd.	11,900	222,962
	Shibaura Mechatronics Corp.	4,700	115,665
	Shibusawa Warehouse Co., Ltd. (The)	9,500	160,456
	Shibuya Corp.	8,300	215,016
*	Shidax Corp.	6,800	13,503
	Shiga Bank, Ltd. (The)	41,222	900,220
	Shikibo, Ltd.	9,100	86,945
	Shikoku Bank, Ltd. (The)	31,700	211,768
	Shikoku Chemicals Corp.	29,500	304,380
	Shikoku Electric Power Co., Inc.	40,900	275,211
	Shima Seiki Manufacturing, Ltd.	30,000	354,111
	Shimachu Co., Ltd.	20,000	544,247
	Shimadzu Corp.	10,800	275,608
#	Shimamura Co., Ltd.	12,900	897,049
	Shimizu Bank, Ltd. (The)	12,300	174,358
	Shimizu Corp.	136,200	976,366
	Shimojima Co., Ltd.	3,900	42,441
	Shin Nippon Air Technologies Co., Ltd.	9,800	200,688
	Shin Nippon Biomedical Laboratories, Ltd.	12,200	72,442
	Shinagawa Refractories Co., Ltd.	4,300	82,780
	Shindengen Electric Manufacturing Co., Ltd.	6,200	115,862
	Shin-Etsu Chemical Co., Ltd.	12,900	1,509,799
	Shin-Etsu Polymer Co., Ltd.	47,100	381,805
	Shin-Keisei Electric Railway Co., Ltd.	1,900	37,896
	Shinki Bus Co., Ltd.	400	11,622
	Shinko Electric Industries Co., Ltd.	31,300	471,274
	Shinko Shoji Co., Ltd.	30,300	243,270
	Shinmaywa Industries, Ltd.	33,000	288,780
	Shinnihon Corp.	20,800	154,104
#	Shinoken Group Co., Ltd.	29,900	216,741

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinsei Bank, Ltd.	95,200	$1,075,498
	Shinsho Corp.	4,800	78,880
	Shinwa Co., Ltd.	5,300	96,732
	Shinwa Co., Ltd.	3,900	24,651
#	Shionogi & Co., Ltd.	7,100	422,386
	Ship Healthcare Holdings, Inc.	14,200	611,342
	Shizuki Electric Co., Inc.	12,600	61,750
	Shizuoka Bank, Ltd. (The)	92,100	598,120
	Shizuoka Gas Co., Ltd.	51,900	417,989
#*	Shobunsha Holdings, Inc.	10,700	42,971
	Shoei Co., Ltd.	13,000	346,388
	Shoei Foods Corp.	6,600	228,733
	Shofu, Inc.	7,700	98,142
*	Shoko Co., Ltd.	4,400	24,299
	Showa Corp.	55,900	1,181,424
	Showa Denko K.K.	133,500	2,767,740
#	Showa Sangyo Co., Ltd.	8,900	288,100
	Sigma Koki Co., Ltd.	3,400	33,285
#	SIGMAXYZ, Inc.	10,900	161,050
	Siix Corp.	26,500	208,052
*	Silver Life Co., Ltd.	1,200	21,260
	Sinanen Holdings Co., Ltd.	9,500	257,701
	Sinfonia Technology Co., Ltd.	26,300	250,626
	Sinko Industries, Ltd.	20,300	268,568
	Sintokogio, Ltd.	31,500	208,409
	SK-Electronics Co., Ltd.	9,900	90,892
	SKY Perfect JSAT Holdings, Inc.	115,900	426,496
#	Skylark Holdings Co., Ltd.	51,700	716,964
	SMC Corp.	900	472,994
	SMK Corp.	2,800	61,120
	SMS Co., Ltd.	18,400	456,574
#	Snow Peak, Inc.	5,100	54,850
	SNT Corp.	33,600	66,669
	Soda Nikka Co., Ltd.	8,500	40,605
	Sodick Co., Ltd.	45,600	355,636
	Soft99 Corp.	6,500	50,294
	SoftBank Group Corp.	100,600	6,345,151
	Softbrain Co., Ltd.	10,100	32,521
	Software Service, Inc.	1,300	134,665
	Sohgo Security Services Co., Ltd.	4,400	207,570
#	Soiken Holdings, Inc.	10,600	51,048
	Sojitz Corp.	706,200	1,481,375
	Soken Chemical & Engineering Co., Ltd.	6,500	71,066
	Solasto Corp.	19,900	192,595
	Soliton Systems K.K.	3,800	53,418
	Sompo Holdings, Inc.	19,450	640,959
	Sony Corp.	26,100	2,027,840
#	Sony Corp., Sponsored ADR	54,920	4,281,563
	Sotetsu Holdings, Inc.	8,200	195,567
	Sotoh Co., Ltd.	4,900	43,955
	Space Co., Ltd.	7,900	67,173
	Space Value Holdings Co., Ltd.	41,100	127,265
	Sparx Group Co., Ltd.	70,200	126,016
	SPK Corp.	4,364	55,380
	S-Pool, Inc.	36,200	225,337
	Square Enix Holdings Co., Ltd.	3,900	209,546
	SRA Holdings	7,400	159,964
*	SRS Holdings Co., Ltd.	7,500	58,442
	ST Corp.	3,600	69,886

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	St Marc Holdings Co., Ltd.	16,300	$225,140
	Stanley Electric Co., Ltd.	16,500	395,254
	Star Mica Holdings Co., Ltd.	2,800	30,900
	Star Micronics Co., Ltd.	23,000	257,863
	Starts Corp., Inc.	25,700	469,120
	Starzen Co., Ltd.	6,800	243,220
	St-Care Holding Corp.	2,700	10,540
	Stella Chemifa Corp.	8,600	220,998
	Step Co., Ltd.	5,900	80,701
	Strike Co., Ltd.	3,900	171,260
	Studio Alice Co., Ltd.	8,400	112,915
	Subaru Corp.	34,100	644,060
	Subaru Enterprise Co., Ltd.	2,000	135,618
	Sugi Holdings Co., Ltd.	5,600	404,632
	Sugimoto & Co., Ltd.	7,500	123,745
	SUMCO Corp.	103,400	1,604,253
	Sumida Corp.	29,300	177,946
	Suminoe Textile Co., Ltd.	3,700	57,813
	Sumiseki Holdings, Inc.	38,800	41,223
	Sumitomo Bakelite Co., Ltd.	34,000	824,976
	Sumitomo Chemical Co., Ltd.	116,200	335,309
	Sumitomo Corp.	118,800	1,319,835
	Sumitomo Dainippon Pharma Co., Ltd.	20,100	251,033
	Sumitomo Densetsu Co., Ltd.	9,000	184,011
	Sumitomo Electric Industries, Ltd.	243,700	2,722,767
	Sumitomo Forestry Co., Ltd.	106,300	1,188,482
	Sumitomo Heavy Industries, Ltd.	80,100	1,560,753
	Sumitomo Metal Mining Co., Ltd.	51,400	1,545,061
	Sumitomo Mitsui Construction Co., Ltd.	187,560	728,469
	Sumitomo Mitsui Financial Group, Inc.	104,441	2,782,980
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	535,107
	Sumitomo Mitsui Trust Holdings, Inc.	31,400	806,167
	Sumitomo Osaka Cement Co., Ltd.	39,500	1,328,746
*	Sumitomo Precision Products Co., Ltd.	3,700	70,772
	Sumitomo Realty & Development Co., Ltd.	6,600	168,313
	Sumitomo Riko Co., Ltd.	36,600	171,277
	Sumitomo Rubber Industries, Ltd.	146,953	1,222,559
	Sumitomo Seika Chemicals Co., Ltd.	9,600	304,682
	Sumitomo Warehouse Co., Ltd. (The)	61,600	695,796
	Sun Frontier Fudousan Co., Ltd.	49,500	383,371
	Suncall Corp.	17,300	61,030
	Sundrug Co., Ltd.	6,500	221,201
	Suntory Beverage & Food, Ltd.	4,600	173,633
	Sun-Wa Technos Corp.	8,900	64,976
	Suruga Bank, Ltd.	14,400	48,467
	Sushiro Global Holdings, Ltd.	6,800	144,219
	Suzuken Co., Ltd.	7,160	254,696
	Suzuki Co., Ltd.	7,300	43,861
	Suzuki Motor Corp.	28,100	922,057
	SWCC Showa Holdings Co., Ltd.	61,800	719,856
	System Information Co., Ltd.	5,700	74,586
	System Research Co., Ltd.	1,100	19,334
	Systems Engineering Consultants Co., Ltd.	800	21,701
	Systena Corp.	33,600	504,195
	Syuppin Co., Ltd.	18,300	106,946
	T Hasegawa Co., Ltd.	14,400	287,630
	T RAD Co., Ltd.	5,900	73,498
	T&D Holdings, Inc.	126,600	1,042,106
	T&K Toka Co., Ltd.	17,100	125,489

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tachibana Eletech Co., Ltd.	18,120	$278,140
#	Tachikawa Corp.	11,300	123,326
	Tachi-S Co., Ltd.	33,100	263,812
#	Tadano, Ltd.	98,000	785,592
	Taihei Dengyo Kaisha, Ltd.	16,200	328,541
	Taiheiyo Cement Corp.	111,067	2,410,486
	Taiheiyo Kouhatsu, Inc.	6,300	36,078
	Taiho Kogyo Co., Ltd.	16,200	76,706
	Taikisha, Ltd.	15,500	435,653
	Taiko Bank, Ltd. (The)	5,600	66,057
	Taiko Pharmaceutical Co., Ltd.	3,900	85,523
	Taisei Corp.	30,500	1,047,671
	Taisei Lamick Co., Ltd.	4,500	114,083
	Taisei Oncho Co., Ltd.	600	10,202
	Taisho Pharmaceutical Holdings Co., Ltd.	8,500	482,959
	Taiyo Holdings Co., Ltd.	4,700	222,040
	Taiyo Nippon Sanso Corp.	25,000	394,337
	Taiyo Yuden Co., Ltd.	27,500	871,733
	Takachiho Koheki Co., Ltd.	5,500	46,231
	Takamatsu Construction Group Co., Ltd.	11,900	241,788
#	Takamatsu Machinery Co., Ltd.	4,100	25,385
	Takamiya Co., Ltd.	15,500	79,213
	Takano Co., Ltd.	4,800	27,814
	Takaoka Toko Co., Ltd.	8,664	76,327
	Takara & Co., Ltd.	1,400	29,014
	Takara Holdings, Inc.	53,700	462,815
	Takara Leben Co., Ltd.	94,700	299,518
	Takara Standard Co., Ltd.	33,000	445,598
	Takasago International Corp.	14,800	283,414
	Takasago Thermal Engineering Co., Ltd.	29,000	385,226
	Takashima & Co., Ltd.	2,500	38,513
#	Takashimaya Co., Ltd.	134,400	894,506
	Take And Give Needs Co., Ltd.	10,270	46,522
	TAKEBISHI Corp.	5,800	73,140
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	17,126	311,687
	Takeda Pharmaceutical Co., Ltd.	55,152	2,000,187
	Takeei Corp.	23,500	260,678
	Takemoto Yohki Co., Ltd.	6,200	46,768
	Takeuchi Manufacturing Co., Ltd.	30,500	508,507
	Takihyo Co., Ltd.	3,400	59,313
	Takisawa Machine Tool Co., Ltd.	5,000	46,575
	Takuma Co., Ltd.	28,400	392,671
#	Tama Home Co., Ltd.	14,600	150,725
#	Tamagawa Holdings Co., Ltd.	1,800	36,898
	Tamron Co., Ltd.	13,800	219,352
	Tamura Corp.	80,800	323,200
	Tanabe Engineering Corp.	3,100	20,140
#	Tanseisha Co., Ltd.	44,250	245,867
	Tatsuta Electric Wire and Cable Co., Ltd.	47,200	258,641
	Tayca Corp.	14,400	174,689
	Tazmo Co., Ltd.	1,300	18,693
	Tbk Co., Ltd.	14,600	58,442
	TDC Soft, Inc.	9,500	78,009
	TDK Corp.	11,200	1,246,973
	TechMatrix Corp.	20,800	358,799
	Techno Medica Co., Ltd.	1,800	29,660
	Techno Ryowa, Ltd.	7,000	59,145
#	Techno Smart Corp.	8,600	64,252
	TechnoPro Holdings, Inc.	8,900	454,790

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teijin, Ltd.	161,100	$2,326,562
	Teikoku Electric Manufacturing Co., Ltd.	6,300	70,177
	Teikoku Sen-I Co., Ltd.	9,000	200,273
	Teikoku Tsushin Kogyo Co., Ltd.	5,200	54,175
	Tekken Corp.	13,900	247,646
	Temairazu, Inc.	1,400	45,729
	Tenma Corp.	16,800	243,788
	Tenox Corp.	2,700	22,119
	Tenpos Holdings Co., Ltd.	2,200	38,043
	Teraoka Seisakusho Co., Ltd.	8,000	29,806
	T-Gaia Corp.	10,700	192,285
	THK Co., Ltd.	16,100	379,320
#	Tigers Polymer Corp.	8,200	33,902
	TIS, Inc.	33,000	706,714
	Titan Kogyo, Ltd.	600	9,344
	TKC Corp.	4,800	264,192
	Toa Corp.	15,200	95,925
	Toa Corp.	19,500	285,041
	Toa Oil Co., Ltd.	6,600	118,250
	TOA ROAD Corp.	4,400	142,070
	Toabo Corp.	3,800	15,534
	Toagosei Co., Ltd.	102,700	979,146
	Tobishima Corp.	22,550	214,520
	TOC Co., Ltd.	40,000	239,137
	Tocalo Co., Ltd.	57,300	641,780
	Tochigi Bank, Ltd. (The)	110,900	162,719
	Toda Corp.	159,100	1,020,576
*	Toda Kogyo Corp.	3,100	49,939
	Toei Animation Co., Ltd.	3,400	174,996
	Toei Co., Ltd.	1,000	132,906
	Toell Co., Ltd.	1,700	10,811
	Toenec Corp.	6,900	244,344
	Togami Electric Manufacturing Co., Ltd.	2,000	28,247
	Toho Bank, Ltd. (The)	187,500	393,233
#	Toho Co., Ltd.	5,000	82,770
	Toho Gas Co., Ltd.	4,600	200,740
	Toho Holdings Co., Ltd.	52,300	895,590
	Toho Titanium Co., Ltd.	31,400	168,623
*	Toho Zinc Co., Ltd.	16,600	227,605
	Tohoku Bank, Ltd. (The)	7,400	67,296
	Tohoku Steel Co., Ltd.	1,900	25,139
	Tohokushinsha Film Corp.	13,600	78,255
#	Tohto Suisan Co., Ltd.	2,200	63,772
	Tokai Carbon Co., Ltd.	129,900	1,133,348
	Tokai Corp.	10,600	212,831
	TOKAI Holdings Corp.	56,600	527,832
	Tokai Lease Co., Ltd.	500	6,039
	Tokai Rika Co., Ltd.	57,600	720,428
	Tokai Tokyo Financial Holdings, Inc.	213,500	461,001
	Token Corp.	3,020	191,954
	Tokio Marine Holdings, Inc.	7,116	300,473
	Tokushu Tokai Paper Co., Ltd.	6,700	274,360
	Tokuyama Corp.	60,700	1,421,710
#*	Tokyo Base Co., Ltd.	15,700	40,609
	Tokyo Broadcasting System Holdings, Inc.	22,000	332,207
	Tokyo Century Corp.	13,000	731,187
#	Tokyo Dome Corp.	73,600	440,448
	Tokyo Electron Device, Ltd.	5,300	163,351
	Tokyo Energy & Systems, Inc.	20,900	144,140

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Individualized Educational Institute, Inc.	19,900	$92,590
	Tokyo Keiki, Inc.	8,400	72,423
	Tokyo Kiraboshi Financial Group, Inc.	25,687	263,450
	Tokyo Ohka Kogyo Co., Ltd.	11,800	624,218
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,100	20,575
	Tokyo Radiator Manufacturing Co., Ltd.	4,000	18,525
#	Tokyo Rakutenchi Co., Ltd.	1,300	46,852
*	Tokyo Rope Manufacturing Co., Ltd.	14,000	67,337
	Tokyo Sangyo Co., Ltd.	14,200	64,040
	Tokyo Seimitsu Co., Ltd.	12,300	393,061
	Tokyo Steel Manufacturing Co., Ltd.	102,900	581,175
	Tokyo Tatemono Co., Ltd.	131,900	1,409,745
	Tokyo Tekko Co., Ltd.	7,900	114,896
#	Tokyo Theatres Co., Inc.	7,000	75,509
	Tokyotokeiba Co., Ltd.	6,900	270,276
	Tokyu Construction Co., Ltd.	97,730	454,461
	Tokyu Fudosan Holdings Corp.	330,382	1,262,570
	Tokyu Recreation Co., Ltd.	1,971	76,188
	Toli Corp.	35,000	80,101
	Tomato Bank, Ltd.	6,200	57,620
	Tomen Devices Corp.	2,100	72,487
	Tomoe Corp.	20,300	61,659
#	Tomoe Engineering Co., Ltd.	6,200	112,742
*	Tomoegawa Co., Ltd.	3,400	28,825
	Tomoku Co., Ltd.	8,000	127,679
	TOMONY Holdings, Inc.	159,100	485,234
	Tomy Co., Ltd.	85,900	644,511
	Tonami Holdings Co., Ltd.	4,600	245,993
	Topcon Corp.	85,500	559,396
	Toppan Forms Co., Ltd.	51,300	484,506
	Toppan Printing Co., Ltd.	56,900	853,012
	Topre Corp.	38,100	367,038
	Topy Industries, Ltd.	12,700	130,891
	Toray Industries, Inc.	458,000	1,982,480
	Torex Semiconductor, Ltd.	6,100	68,855
	Toridoll Holdings Corp.	25,200	263,387
	Torigoe Co., Ltd. (The)	13,900	119,113
	Torii Pharmaceutical Co., Ltd.	13,900	444,686
#	Torikizoku Co., Ltd.	3,300	38,699
	Torishima Pump Manufacturing Co., Ltd.	14,500	116,081
	Tosei Corp.	38,000	294,172
	Toshiba Corp.	17,000	519,880
	Toshiba TEC Corp.	15,800	607,416
	Tosho Co., Ltd.	20,000	196,380
	Tosoh Corp.	141,500	1,899,231
	Totech Corp.	2,400	51,866
	Totetsu Kogyo Co., Ltd.	12,070	287,965
	TOTO, Ltd.	7,499	282,875
	Tottori Bank, Ltd. (The)	6,400	65,954
	Toukei Computer Co., Ltd.	1,100	39,730
	Tow Co., Ltd.	23,400	58,158
	Towa Bank, Ltd. (The)	31,800	191,398
	Towa Corp.	19,700	229,751
	Towa Pharmaceutical Co., Ltd.	13,700	246,425
	Toyo Construction Co., Ltd.	84,800	294,896
	Toyo Corp.	22,900	194,923
	Toyo Denki Seizo K.K.	4,800	47,129
*	Toyo Engineering Corp.	33,799	97,537
#	Toyo Gosei Co., Ltd.	2,700	223,184

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Ink SC Holdings Co., Ltd.	33,700	$607,561
	Toyo Kanetsu K.K.	8,100	150,629
	Toyo Machinery & Metal Co., Ltd.	12,000	43,529
	Toyo Securities Co., Ltd.	69,900	65,882
	Toyo Seikan Group Holdings, Ltd.	86,800	950,761
	Toyo Sugar Refining Co., Ltd.	800	9,018
	Toyo Suisan Kaisha, Ltd.	800	48,636
	Toyo Tanso Co., Ltd.	15,300	230,749
	Toyo Tire Corp	114,900	1,528,803
	Toyo Wharf & Warehouse Co., Ltd.	3,700	49,117
	Toyobo Co., Ltd.	91,000	1,264,524
	Toyoda Gosei Co., Ltd.	42,300	829,439
	Toyota Boshoku Corp.	59,900	700,735
	Toyota Industries Corp.	14,800	751,887
	Toyota Motor Corp., Sponsored ADR	41,727	4,979,700
	Toyota Motor Corp.	86,018	5,106,367
	Toyota Tsusho Corp.	76,000	1,927,619
	TPR Co., Ltd.	17,600	213,907
#*	Traders Holdings Co., Ltd.	100,200	77,471
	Trancom Co., Ltd.	6,400	464,510
	Transaction Co., Ltd.	8,200	82,330
	Transcosmos, Inc.	9,300	225,069
	Trend Micro, Inc.	5,400	316,704
	Tri Chemical Laboratories, Inc.	3,000	298,094
	Trinity Industrial Corp.	1,800	10,261
#	Trusco Nakayama Corp.	18,800	442,843
	TS Tech Co., Ltd.	39,700	1,007,001
	TSI Holdings Co., Ltd.	63,705	179,332
	Tsubaki Nakashima Co., Ltd.	42,600	283,788
	Tsubakimoto Chain Co.	26,500	621,985
	Tsubakimoto Kogyo Co., Ltd.	2,900	78,658
*	Tsudakoma Corp.	2,500	20,001
	Tsugami Corp.	40,700	374,773
	Tsukada Global Holdings, Inc.	11,700	24,367
	Tsukamoto Corp. Co., Ltd.	300	3,256
	Tsukishima Kikai Co., Ltd.	28,100	302,446
	Tsukuba Bank, Ltd.	102,900	156,345
	Tsukui Corp.	40,200	173,167
	Tsumura & Co.	19,100	475,976
	Tsuruha Holdings, Inc.	2,200	305,065
	Tsurumi Manufacturing Co., Ltd.	12,100	206,301
	Tsutsumi Jewelry Co., Ltd.	3,900	68,059
	TV Asahi Holdings Corp.	21,600	295,380
	Tv Tokyo Holdings Corp.	11,900	247,095
	TYK Corp.	14,700	37,494
	UACJ Corp.	33,707	569,000
	Ube Industries, Ltd.	118,720	1,938,951
	Uchida Yoko Co., Ltd.	8,200	496,423
	Ueki Corp.	1,800	41,538
	Ulvac, Inc.	26,600	789,105
*	Umenohana Co., Ltd.	1,100	9,955
*	Uniden Holdings Corp.	5,400	82,249
	UNIMAT Retirement Community Co., Ltd.	3,400	30,961
	Union Tool Co.	4,700	114,535
	Unipres Corp.	39,400	294,947
	United Arrows, Ltd.	20,400	269,313
	United Super Markets Holdings, Inc.	36,500	439,753
	UNITED, Inc.	8,900	88,897
*	Unitika, Ltd.	53,100	159,597

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Universal Entertainment Corp.	23,100	$406,683
	Urbanet Corp. Co., Ltd.	16,300	39,586
	Usen-Next Holdings Co., Ltd.	4,200	45,597
	Ushio, Inc.	95,700	1,125,348
	USS Co., Ltd.	13,000	192,737
#*	UT Group Co., Ltd.	11,700	238,551
	Utoc Corp.	7,500	34,332
#*	UUUM, Inc.	5,300	96,465
#	V Technology Co., Ltd.	10,300	330,536
	Valor Holdings Co., Ltd.	43,700	948,867
	Valqua, Ltd.	12,400	212,969
	ValueCommerce Co., Ltd.	6,800	201,451
#	V-Cube, Inc.	8,200	98,766
*	Vector, Inc.	17,900	123,683
	Vertex Corp.	7,160	116,802
#*	VIA Holdings, Inc.	9,200	24,198
*	Village Vanguard Co., Ltd.	2,700	24,486
	VINX Corp.	1,300	15,212
*	Vision, Inc.	19,000	105,563
*	Visionary Holdings Co., Ltd.	7,460	20,346
	Vital KSK Holdings, Inc.	43,800	421,650
	VT Holdings Co., Ltd.	83,800	248,040
	Wacoal Holdings Corp.	40,500	683,999
	Wacom Co., Ltd.	107,100	581,552
	Wakachiku Construction Co., Ltd.	9,500	100,735
	Wakita & Co., Ltd.	39,100	332,920
	Warabeya Nichiyo Holdings Co., Ltd.	14,500	210,053
	Waseda Academy Co., Ltd.	1,100	9,690
	Watahan & Co., Ltd.	5,700	117,623
#	WATAMI Co., Ltd.	18,500	136,051
	Watts Co., Ltd.	4,600	43,521
#	Wavelock Holdings Co., Ltd.	5,600	42,115
	WDB Holdings Co., Ltd.	4,000	94,919
	Weathernews, Inc.	2,800	102,141
	Welbe, Inc.	4,000	48,023
	Welcia Holdings Co., Ltd.	5,900	540,137
	West Holdings Corp.	20,670	477,749
	Will Group, Inc.	5,300	27,182
	WIN-Partners Co., Ltd.	6,800	58,901
	Wood One Co., Ltd.	5,300	58,002
	World Co., Ltd.	15,000	176,350
	World Holdings Co., Ltd.	7,600	102,693
	Wowow, Inc.	4,100	95,451
	Xebio Holdings Co., Ltd.	27,600	177,850
#	YAC Holdings Co., Ltd.	6,500	37,191
	Yachiyo Industry Co., Ltd.	5,900	21,053
	Yahagi Construction Co., Ltd.	24,500	176,945
	Yaizu Suisankagaku Industry Co., Ltd.	5,200	42,204
	Yakult Honsha Co., Ltd.	1,400	80,017
	YAKUODO Holdings Co., Ltd.	5,200	132,601
	YAMABIKO Corp.	33,200	270,701
	Yamada Denki Co., Ltd.	145,208	629,999
	Yamagata Bank, Ltd. (The)	24,499	291,079
	Yamaguchi Financial Group, Inc.	199,300	1,176,841
	Yamaha Corp.	9,000	414,960
	Yamaha Motor Co., Ltd.	166,400	2,426,454
	Yamaichi Electronics Co., Ltd.	19,500	232,152
	YA-MAN, Ltd.	15,500	140,277
	Yamanashi Chuo Bank, Ltd. (The)	23,900	178,278

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamatane Corp.	6,800	$78,980
	Yamato Corp.	10,100	54,178
	Yamato Holdings Co., Ltd.	8,900	229,492
#	Yamato International, Inc.	7,300	22,513
	Yamato Kogyo Co., Ltd.	42,000	856,808
	Yamaya Corp.	2,600	48,117
	Yamazaki Baking Co., Ltd.	2,500	41,951
	Yamazen Corp.	45,300	408,383
	Yaoko Co., Ltd.	8,900	707,286
	Yashima Denki Co., Ltd.	11,200	92,332
	Yaskawa Electric Corp.	9,200	305,875
	Yasuda Logistics Corp.	13,600	110,506
	Yasunaga Corp.	6,200	53,248
	YE DIGITAL Corp.	2,400	10,768
	Yellow Hat, Ltd.	31,600	414,763
	Yodogawa Steel Works, Ltd.	21,500	355,067
	Yokogawa Bridge Holdings Corp.	20,500	360,584
	Yokogawa Electric Corp.	64,000	983,047
	Yokohama Reito Co., Ltd.	50,700	403,523
	Yokohama Rubber Co., Ltd. (The)	107,999	1,381,431
	Yokowo Co., Ltd.	11,600	261,983
	Yomeishu Seizo Co., Ltd.	6,100	101,343
	Yomiuri Land Co., Ltd.	3,000	94,245
	Yondenko Corp.	2,400	50,478
	Yondoshi Holdings, Inc.	9,900	165,323
	Yorozu Corp.	21,500	205,488
	Yoshinoya Holdings Co., Ltd.	24,000	410,719
	Yotai Refractories Co., Ltd.	12,200	80,720
#	Yuasa Funashoku Co., Ltd.	1,500	41,897
	Yuasa Trading Co., Ltd.	17,800	475,946
	Yuken Kogyo Co., Ltd.	2,300	32,586
#	Yumeshin Holdings Co., Ltd.	33,200	166,916
	Yurtec Corp.	27,300	156,816
	Yushiro Chemical Industry Co., Ltd.	7,600	89,667
	Yutaka Giken Co., Ltd.	1,200	15,716
	Z Holdings Corp.	88,800	472,215
	Zaoh Co., Ltd.	3,100	40,978
	Zenitaka Corp. (The)	2,200	80,475
	Zenkoku Hosho Co., Ltd.	19,000	664,059
	Zenrin Co., Ltd.	23,800	233,589
	Zensho Holdings Co., Ltd.	20,650	373,830
	Zeon Corp.	97,800	940,474
	ZIGExN Co., Ltd.	31,300	84,174
	ZOZO, Inc.	14,100	381,410
	Zuiko Corp.	3,200	143,607
TOTAL JAPAN			669,094,450
NETHERLANDS — (3.6%)
	Aalberts NV	89,585	3,199,280
	ABN AMRO Bank NV	70,272	583,665
*	Accell Group NV	19,402	544,337
#	Aegon NV	1,205,755	3,533,331
	Aegon NV	32,022	92,863
	AFC Ajax NV	70	1,253
	Akzo Nobel NV	8,366	788,324
*	Altice Europe NV	106,618	505,504
#	AMG Advanced Metallurgical Group NV	27,446	489,062
	Amsterdam Commodities NV	19,115	424,576
	APERAM SA	49,215	1,401,866

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#*	Arcadis NV	85,820	$1,762,616
*	ArcelorMittal SA	151,964	1,667,052
	ASM International NV	35,332	5,404,675
	ASML Holding NV	9,650	3,413,281
	ASR Nederland NV	149,446	4,828,176
#*	Basic-Fit NV	24,094	627,089
	BE Semiconductor Industries NV	51,270	2,292,369
#*	Beter Bed Holding NV	4,192	11,914
*	Boskalis Westminster	84,447	1,595,111
#*	Brunel International NV	21,035	152,028
#	Coca-Cola European Partners P.L.C.	37,850	1,533,501
	Corbion NV	54,172	2,079,394
	Euronext NV	23,689	2,736,499
	Flow Traders	41,273	1,516,499
	ForFarmers NV	43,098	277,456
#*	Fugro NV	55,512	223,561
*	GrandVision NV	485	13,912
#*	Heijmans NV	28,980	203,561
	Heineken NV	17,965	1,740,021
*	Hunter Douglas NV	3,414	185,273
	IMCD NV	29,627	3,063,656
#	ING Groep NV, Sponsored ADR	33,099	228,383
	ING Groep NV	296,765	2,069,307
	Intertrust NV	82,149	1,522,221
*	Just Eat Takeaway.com NV	1,432	154,537
#*	Kendrion NV	12,982	178,626
	Koninklijke Ahold Delhaize NV, Sponsored ADR	10,001	287,846
	Koninklijke Ahold Delhaize NV	437,995	12,614,626
*	Koninklijke BAM Groep NV	269,098	419,297
	Koninklijke DSM NV	33,749	5,165,821
#	Koninklijke KPN NV	793,532	2,090,485
*	Koninklijke Philips NV	7,515	388,307
*	Koninklijke Philips NV	39,881	2,063,836
	Koninklijke Vopak NV	61,770	3,376,829
*	Nederland Apparatenfabriek	3,190	156,076
	NN Group NV	68,330	2,501,022
*	OCI NV	20,131	239,868
*	Ordina NV	115,800	293,499
	PostNL NV	240,153	589,032
*	Prosus N.V.	19,559	1,903,618
	Randstad NV	112,767	5,431,690
	SBM Offshore NV	171,166	2,663,560
*	Signify NV	152,230	4,567,394
#	Sligro Food Group NV	17,157	269,374
#*	SNS NV	28,066	0
	TKH Group NV	36,619	1,444,191
*	TomTom NV	64,579	517,102
	Unilever NV	8,835	521,530
	Van Lanschot Kempen NV	12,014	207,932
	Wolters Kluwer NV	51,007	4,025,706
TOTAL NETHERLANDS			102,783,420
NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	62,288	867,972
	Air New Zealand, Ltd.	498,312	443,597
#	Arvida Group, Ltd.	185,401	196,983
	Auckland International Airport, Ltd.	132,731	565,812
*	CBL Corp., Ltd.	17,086	6,735
	Chorus, Ltd.	306,863	1,516,203

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus, Ltd., ADR	462	$11,351
#*	Comvita, Ltd.	17,572	34,726
	EBOS Group, Ltd.	40,916	592,983
	Fisher & Paykel Healthcare Corp., Ltd.	1,827	43,765
	Fletcher Building, Ltd.	474,863	1,067,425
	Fletcher Building, Ltd.	3,803	8,455
#*	Fonterra Co-operative Group, Ltd.	17,914	45,490
	Freightways, Ltd.	120,190	559,620
	Genesis Energy, Ltd.	73,460	142,468
#	Gentrack Group, Ltd.	19,890	16,913
	Hallenstein Glasson Holdings, Ltd.	33,517	76,440
	Heartland Group Holdings, Ltd.	488,337	426,980
	Infratil, Ltd.	104,741	336,359
	Investore Property, Ltd.	51,879	68,643
	Kathmandu Holdings, Ltd.	476,560	360,371
	Mainfreight, Ltd.	26,792	837,380
	Metlifecare, Ltd.	157,748	618,115
	New Zealand Refining Co., Ltd. (The)	154,623	73,059
*	NZME, Ltd.	54,625	8,760
	NZX, Ltd.	158,994	154,214
	Oceania Healthcare, Ltd.	368,407	246,985
	PGG Wrightson, Ltd.	5,415	10,104
#	Port of Tauranga, Ltd.	33,821	173,473
*	Pushpay Holdings, Ltd.	13,370	70,677
*	Restaurant Brands New Zealand, Ltd.	16,705	132,465
	Ryman Healthcare, Ltd.	41,357	367,084
	Sanford, Ltd.	53,079	229,314
	Scales Corp., Ltd.	76,184	265,753
	Skellerup Holdings, Ltd.	107,331	173,832
*	SKY Network Television, Ltd.	1,530,994	131,189
	SKYCITY Entertainment Group, Ltd.	527,832	873,950
	Spark New Zealand, Ltd.	246,760	808,666
	Steel & Tube Holdings, Ltd.	101,052	37,379
	Summerset Group Holdings, Ltd.	236,974	1,239,214
*	Synlait Milk, Ltd.	17,014	77,872
#	Tourism Holdings, Ltd.	91,023	113,788
*	TOWER, Ltd.	124,179	49,455
	Trustpower, Ltd.	8,621	37,968
	Turners Automotive Group, Ltd.	16,478	24,885
	Vector, Ltd.	33,846	87,560
	Vista Group International, Ltd.	53,537	45,397
	Warehouse Group, Ltd. (The)	50,707	69,780
	Z Energy, Ltd.	331,508	620,178
TOTAL NEW ZEALAND			14,967,787
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	325,871	150,206
	AF Gruppen ASA	7,627	146,570
*	Akastor ASA	111,833	74,202
#	Aker ASA, Class A	9,128	388,806
#	Aker BP ASA	9,134	173,930
*	Aker Solutions ASA	86,645	141,559
	American Shipping Co. ASA	39,390	115,366
*	Archer, Ltd.	100,907	23,424
	Atea ASA	46,433	539,140
	Austevoll Seafood ASA	37,855	319,967
#	Avance Gas Holding, Ltd.	43,525	101,948
#*	Axactor SE	95,436	71,720
#*	B2Holding ASA	166,279	85,763

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Bakkafrost P/F	644	$39,287
	Bonheur ASA	24,393	574,945
	Borr Drilling Ltd.	712	636
	Borregaard ASA	39,309	524,356
*	BW Energy, Ltd.	23,418	44,159
	BW LPG, Ltd.	89,949	372,410
	BW Offshore, Ltd.	105,723	368,205
*	DNB ASA	108,244	1,662,557
	DNO ASA	532,505	338,229
	Entra ASA	10,137	143,103
	Equinor ASA	102,610	1,538,446
	Europris ASA	171,503	843,136
#	FLEX LNG, Ltd.	39,625	219,696
#	Frontline, Ltd.	51,233	413,188
#	Golar LNG, Ltd.	3,400	25,500
*	Hexagon Composites ASA	7,252	38,185
	Hoegh LNG Holdings, Ltd.	15,058	18,217
#*	Kongsberg Automotive ASA	2,495,978	41,171
	Kongsberg Gruppen ASA	17,712	268,784
#*	Kvaerner ASA	124,101	132,016
	Leroy Seafood Group ASA	21,280	123,370
	Mowi ASA	16,937	307,602
#*	NEL ASA	413,413	861,794
*	Nordic Semiconductor ASA	41,184	408,439
*	Norsk Hydro ASA	170,836	482,565
	Norway Royal Salmon ASA	5,409	134,340
#*	Norwegian Air Shuttle ASA	37,977	9,553
*	Norwegian Finans Holding ASA	142,285	1,062,931
	Ocean Yield ASA	63,531	155,665
#*	Odfjell Drilling, Ltd.	81,150	101,331
*	Odfjell SE, Class A	11,269	25,598
*	Olav Thon Eiendomsselskap ASA	2,046	34,480
	Orkla ASA	26,261	258,299
*	Otello Corp. ASA	84,226	116,460
*	PGS ASA	244,109	87,043
*	Protector Forsikring ASA	29,964	144,658
#*	REC Silicon ASA	170,410	66,931
*	Salmar ASA	5,680	270,146
*	Sbanken ASA	84,781	611,574
	Scatec Solar ASA	16,768	292,279
*	Schibsted ASA, Class A	3,507	127,229
*	Schibsted ASA, Class B	5,127	167,709
	Selvaag Bolig ASA	38,194	212,707
*	SpareBank 1 SR-Bank ASA	149,715	1,187,385
	Stolt-Nielsen, Ltd.	20,957	188,685
*	Storebrand ASA	292,661	1,601,546
*	Subsea 7 SA	155,084	1,188,059
#	TGS NOPEC Geophysical Co. ASA	119,470	1,778,367
*	Tomra Systems ASA	13,341	549,287
	Treasure ASA	54,160	62,258
*	Veidekke ASA	44,267	602,101
#*	Wallenius Wilhelmsen ASA	32,962	48,888
	Wilh Wilhelmsen Holding ASA, Class A	9,394	116,083
#*	XXL ASA	51,612	124,342
	Yara International ASA	7,962	335,868
TOTAL NORWAY			23,784,399
PORTUGAL — (0.2%)
	Altri SGPS SA	71,462	353,536

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
*	Banco Comercial Portugues SA, Class R	6,249,520	$720,725
*	Banco Espirito Santo SA	712,067	0
*	CTT-Correios de Portugal SA	96,702	258,211
	EDP Renovaveis SA	35,906	586,768
	Galp Energia SGPS SA	46,200	483,751
	Jeronimo Martins SGPS SA	16,289	273,106
*	Mota-Engil SGPS SA	64,984	89,509
#	Navigator Co. SA (The)	210,377	521,992
	NOS SGPS SA	197,696	873,678
	Novabase SGPS SA	3,851	14,601
	REN - Redes Energeticas Nacionais SGPS SA	38,179	109,830
	Semapa-Sociedade de Investimento e Gestao	31,003	278,900
*	Sonae Capital SGPS SA	82,383	46,489
	Sonae SGPS SA	857,041	599,145
TOTAL PORTUGAL			5,210,241
SINGAPORE — (0.9%)
	Accordia Golf Trust	702,300	340,199
	AEM Holdings, Ltd.	84,500	225,667
	Amara Holdings, Ltd.	90,000	22,229
	Ascendas India Trust	354,200	362,569
	Avarga, Ltd.	134,000	14,277
*	Banyan Tree Holdings, Ltd.	139,800	21,954
*	Bonvests Holdings, Ltd.	30,000	19,735
	Boustead Projects, Ltd.	26,174	14,877
	Boustead Singapore, Ltd.	181,732	94,191
	Bukit Sembawang Estates, Ltd.	101,100	277,307
	Bund Center Investment, Ltd.	22,000	7,945
	CapitaLand, Ltd.	114,501	231,090
	Centurion Corp., Ltd.	103,500	26,365
	China Aviation Oil Singapore Corp., Ltd.	183,200	128,343
	China Sunsine Chemical Holdings, Ltd.	296,200	72,412
#	Chip Eng Seng Corp., Ltd.	340,700	110,783
	City Developments, Ltd.	53,100	317,996
#	Civmec, Ltd.	140,800	36,839
	ComfortDelGro Corp., Ltd.	487,600	485,122
*	COSCO Shipping International Singapore Co., Ltd.	377,600	54,514
	CSE Global, Ltd.	144,800	50,628
#	Dairy Farm International Holdings, Ltd.	37,000	158,976
	DBS Group Holdings, Ltd.	57,315	827,953
	Del Monte Pacific, Ltd.	222,059	21,162
	Delfi, Ltd.	38,100	20,875
#*	Ezion Holdings, Ltd.	3,070,344	18,100
#*	Ezra Holdings, Ltd.	1,882,853	2,823
	Far East Orchard, Ltd.	133,284	94,051
	First Resources, Ltd.	427,300	428,428
	Food Empire Holdings, Ltd.	115,500	44,030
	Fragrance Group, Ltd.	222,000	18,762
	Frasers Property, Ltd.	193,800	163,953
	Frencken Group, Ltd.	276,400	236,826
	Fu Yu Corp., Ltd.	518,400	88,901
*	Gallant Venture, Ltd.	254,500	21,328
	Genting Singapore, Ltd.	415,000	222,628
*	Geo Energy Resources, Ltd.	373,800	31,243
	GL, Ltd.	264,200	111,394
	Golden Agri-Resources, Ltd.	5,985,900	688,370
	Golden Energy & Resources, Ltd.	70,900	8,126
	Great Eastern Holdings, Ltd.	3,000	42,260
	GSH Corp., Ltd.	32,600	4,677

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	GuocoLand, Ltd.	255,033	$259,199
*	Halcyon Agri Corp., Ltd.	145,408	24,821
	Hanwell Holdings, Ltd.	237,300	35,658
#	Haw Par Corp., Ltd.	97,700	660,651
	Hiap Hoe, Ltd.	39,000	18,905
	Hi-P International, Ltd.	148,500	139,222
	Ho Bee Land, Ltd.	153,500	228,025
#	Hong Fok Corp., Ltd.	279,580	134,305
	Hong Leong Asia, Ltd.	176,600	60,685
	Hong Leong Finance, Ltd.	83,700	139,977
	Hongkong Land Holdings, Ltd.	236,000	898,970
	Hotel Grand Central, Ltd.	67,060	45,015
	Hour Glass, Ltd. (The)	179,100	88,181
	Hutchison Port Holdings Trust	4,310,900	467,448
	Hwa Hong Corp., Ltd.	21,000	4,029
*	Hyflux, Ltd.	455,600	5,980
#	IGG, Inc.	703,000	688,745
*	Indofood Agri Resources, Ltd.	512,100	107,075
	Japfa, Ltd.	601,540	289,925
	Jardine Cycle & Carriage, Ltd.	33,444	490,378
*	k1 Ventures, Ltd.	113,100	0
	Keppel Corp., Ltd.	211,600	833,259
	Keppel Infrastructure Trust	552,199	219,705
	KSH Holdings, Ltd.	112,625	28,306
	Lian Beng Group, Ltd.	330,600	91,299
	Low Keng Huat Singapore, Ltd.	98,100	27,112
	Mandarin Oriental International, Ltd.	59,300	87,760
	Metro Holdings, Ltd.	401,100	217,272
#*	Midas Holdings, Ltd.	1,120,000	29,345
*	mm2 Asia, Ltd.	125,000	16,674
	NetLink NBN Trust	92,100	64,545
	NSL, Ltd.	11,500	5,806
	Olam International, Ltd.	116,900	113,828
	OUE, Ltd.	209,000	173,516
	Oversea-Chinese Banking Corp., Ltd.	81,866	512,789
	Overseas Education, Ltd.	31,900	6,744
#	Oxley Holdings, Ltd.	678,726	106,753
	Pacific Century Regional Developments, Ltd.	79,400	16,660
	Pan-United Corp., Ltd.	58,750	12,442
	Penguin International, Ltd.	101,800	33,251
	Q&M Dental Group Singapore, Ltd.	111,700	37,754
	QAF, Ltd.	117,153	66,310
*	Raffles Education Corp., Ltd.	646,646	53,355
	Raffles Medical Group, Ltd.	232,383	148,488
#	Riverstone Holdings, Ltd.	98,400	270,664
	SATS, Ltd.	207,280	415,477
	Sembcorp Industries, Ltd.	998,300	1,260,285
#*	Sembcorp Marine, Ltd.	693,600	192,883
	Sheng Siong Group, Ltd.	408,200	506,030
	SHS Holdings, Ltd.	141,000	16,755
	SIA Engineering Co., Ltd.	52,300	67,645
	SIIC Environment Holdings, Ltd.	676,160	101,082
	Sinarmas Land, Ltd.	694,700	88,265
	Sing Holdings, Ltd.	86,800	23,474
	Sing Investments & Finance, Ltd.	13,500	11,659
	Singapore Airlines, Ltd.	685,350	1,709,646
	Singapore Exchange, Ltd.	61,300	365,674
	Singapore Post, Ltd.	648,300	336,777
	Singapore Press Holdings, Ltd.	283,500	221,025

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Technologies Engineering, Ltd.	65,800	$157,386
	Singapore Telecommunications, Ltd.	21,700	39,523
	Stamford Land Corp., Ltd.	275,700	68,649
	StarHub, Ltd.	241,400	214,910
	Straits Trading Co., Ltd.	21,200	23,891
	Sunningdale Tech, Ltd.	117,600	86,807
#*	Swiber Holdings, Ltd.	189,500	2,814
	Tiong Woon Corp. Holding, Ltd.	68,000	18,575
#	Tuan Sing Holdings, Ltd.	413,985	83,307
	UMS Holdings, Ltd.	222,662	163,419
	United Industrial Corp., Ltd.	78,984	120,492
	United Overseas Bank, Ltd.	15,082	212,347
	UOB-Kay Hian Holdings, Ltd.	126,405	109,142
	UOL Group, Ltd.	241,287	1,168,766
	Venture Corp., Ltd.	60,700	792,707
	Wee Hur Holdings, Ltd.	112,000	14,690
	Wilmar International, Ltd.	17,200	58,140
	Wing Tai Holdings, Ltd.	487,368	607,050
	XP Power, Ltd.	6,054	301,050
	Yangzijiang Shipbuilding Holdings, Ltd.	2,274,400	1,524,088
	Yeo Hiap Seng, Ltd.	10,159	5,979
TOTAL SINGAPORE			25,221,148
SPAIN — (1.9%)
	Acciona SA	22,942	2,546,887
*	Acerinox SA	26,764	230,767
	ACS Actividades de Construccion y Servicios SA	18,132	420,599
*	Aena SME SA	3,273	426,751
	Alantra Partners SA	1,451	18,084
*	Almirall SA	48,892	541,142
	Amadeus IT Group SA	35,894	1,792,376
*	Amper SA	490,630	89,177
*	Applus Services SA	79,766	618,281
	Atresmedia Corp. de Medios de Comunicacion SA	79,901	216,877
	Banco Bilbao Vizcaya Argentaria SA	1,469,339	4,575,109
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	402,506	1,235,693
	Banco de Sabadell SA	4,141,513	1,421,526
*	Banco Santander SA	1,595,933	3,422,433
#*	Banco Santander SA, Sponsored ADR	73,135	154,315
	Bankia SA	1,068,634	1,361,575
	Bankinter SA	351,523	1,827,634
	Befesa SA	20,979	845,941
	CaixaBank SA	892,223	1,919,213
#*	Caja de Ahorros del Mediterraneo	8,736	0
	Cellnex Telecom SA	13,841	871,075
	Cia de Distribucion Integral Logista Holdings SA	34,685	647,606
	CIE Automotive SA	37,064	586,330
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	601,875
#*	Distribuidora Internacional de Alimentacion SA	534,721	70,333
	Ebro Foods SA	40,091	899,135
#*	eDreams ODIGEO SA	37,385	78,320
	Elecnor SA	14,326	150,495
	Enagas SA	84,512	2,132,182
	Ence Energia y Celulosa SA	107,249	323,330
	Endesa SA	20,253	577,755
	Ercros SA	85,372	172,866
	Euskaltel SA	73,973	688,673
	Faes Farma SA	268,724	1,130,979
	Ferrovial SA	10,316	252,608

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Fluidra SA	15,617	$258,622
	Fomento de Construcciones y Contratas SA	36,429	313,868
	Gestamp Automocion SA	20,510	49,285
	Global Dominion Access SA	67,965	222,452
#	Grifols SA	19,464	567,092
	Grupo Catalana Occidente SA	17,282	408,048
#*	Grupo Empresarial San Jose SA	8,089	41,981
#*	Grupo Ezentis SA	71,326	24,187
	Iberdrola SA	333,252	4,307,377
	Iberdrola SA	7,574	97,425
	Iberpapel Gestion SA	2,868	60,510
*	Indra Sistemas SA	105,913	799,777
	Laboratorios Farmaceuticos Rovi SA	3,920	135,387
*	Liberbank SA	1,511,283	293,410
#	Mapfre SA	309,805	560,997
*	Masmovil Ibercom SA	19,526	522,034
*	Mediaset Espana Comunicacion SA	92,561	302,766
*	Melia Hotels International SA	95,055	351,894
	Miquel y Costas & Miquel SA	15,637	216,243
	Naturgy Energy Group SA	52,792	982,353
*	Neinor Homes SA	24,359	291,468
*	Obrascon Huarte Lain SA	158,055	103,445
	Pharma Mar SA	5,445	577,754
*	Promotora de Informaciones SA, Class A	93,235	47,418
	Prosegur Cash SA	74,145	61,168
	Prosegur Cia de Seguridad SA	142,922	379,800
*	Quabit Inmobiliaria SA	22,153	9,457
*	Realia Business SA	69,253	53,456
	Red Electrica Corp. SA	35,819	698,284
	Repsol SA, Sponsored ADR	4,117	32,156
	Repsol SA	265,760	2,095,713
	Sacyr SA	295,928	669,432
	Siemens Gamesa Renewable Energy SA	8,788	207,355
*	Solaria Energia y Medio Ambiente SA	30,517	462,823
*	Talgo SA	35,381	162,787
*	Tecnicas Reunidas SA	23,011	289,044
#	Telefonica SA, Sponsored ADR	98,739	415,693
	Telefonica SA	96,804	405,418
*	Tubacex SA	60,771	77,918
*	Unicaja Banco SA	582,736	324,519
	Vidrala SA	9,262	1,015,723
	Viscofan SA	28,060	2,055,911
*	Vocento SA	22,927	17,866
	Zardoya Otis SA	91,505	607,443
TOTAL SPAIN			54,425,701
SWEDEN — (3.3%)
*	AAK AB	9,102	161,250
	AcadeMedia AB	99,359	721,609
*	Adapteo Oyj	36,052	306,957
*	AddLife AB, Class B	18,116	253,502
*	AddNode Group AB	9,944	222,309
	AddTech AB, Class B	30,995	1,452,907
*	AF POYRY AB	62,873	1,613,936
*	Alfa Laval AB	28,585	677,128
	Alimak Group AB	29,758	370,437
*	Arise AB	10,836	43,790
	Arjo AB, Class B	165,350	1,025,388
	Assa Abloy AB, Class B	26,509	585,218

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Atrium Ljungberg AB, Class B	3,740	$57,859
*	Attendo AB	126,940	664,184
	Avanza Bank Holding AB	47,670	929,516
	Axfood AB	19,709	443,515
	Beijer Alma AB	29,777	359,099
*	Beijer Electronics Group AB	17,085	74,808
	Beijer Ref AB	16,704	651,393
	Bergman & Beving AB	19,687	180,429
	Betsson AB	134,138	1,011,410
*	Bilia AB, Class A	81,311	786,765
	BillerudKorsnas AB	177,624	2,837,733
	BioGaia AB, Class B	9,899	632,773
*	Biotage AB	27,583	499,920
#	Boliden AB	152,583	4,166,763
#	Bonava AB, Class B	65,816	443,382
*	Bravida Holding AB	152,839	1,675,632
*	Bufab AB	32,505	422,628
*	Bulten AB	17,151	106,033
	Bure Equity AB	61,147	1,677,502
*	Byggmax Group AB	90,699	485,891
	Catena AB	5,916	244,224
*	Cavotec SA	14,187	30,188
	Clas Ohlson AB, Class B	32,394	364,579
*	Cloetta AB, Class B	250,153	691,634
#*	Collector AB	15,782	25,234
*	Coor Service Management Holding AB	31,990	254,757
	Corem Property Group AB, Class B	8,289	15,778
	Dios Fastigheter AB	18,804	127,432
*	Dometic Group AB	223,455	2,181,513
*	Doro AB	15,675	68,362
*	Duni AB	33,872	332,266
	Dustin Group AB	67,622	410,790
	Eastnine AB	14,309	188,091
*	Elanders AB, Class B	8,383	62,232
	Electrolux AB, Class B	29,344	551,481
*	Electrolux Professional AB, Class B	39,242	154,931
#	Elekta AB, Class B	21,378	220,313
#*	Eltel AB	39,179	86,603
*	Enea AB	11,221	233,030
*	Essity AB, Class A	1,404	46,247
*	Essity AB, Class B	23,449	773,686
#	Evolution Gaming Group AB	10,044	681,594
*	Fastighets AB Balder, Class B	1,650	68,333
	FastPartner AB, Class A	7,206	57,564
*	Fingerprint Cards AB, Class B	137,190	254,782
	Getinge AB, Class B	23,399	565,193
*	Granges AB	79,689	643,675
*	Gunnebo AB	79,676	160,398
*	Haldex AB	33,679	123,704
	Heba Fastighets AB, Class B	2,700	26,747
	Hennes & Mauritz AB, Class B	25,878	403,370
*	Hexagon AB, Class B	2,774	181,412
*	Hexpol AB	86,222	573,686
*	HIQ International AB	46,000	278,017
#*	HMS Networks AB	1,323	29,631
#*	Hoist Finance AB	69,967	225,425
*	Holmen AB, Class B	9,585	330,340
	Hufvudstaden AB, Class A	2,329	30,246
*	Humana AB	22,242	134,052

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Husqvarna AB, Class A	7,492	$71,141
	Husqvarna AB, Class B	70,333	673,086
	ICA Gruppen AB	9,529	468,095
*	Indutrade AB	18,665	945,294
#	International Petroleum Corp.	65,905	126,944
#	Intrum AB	39,889	956,339
*	Inwido AB	93,938	880,170
*	ITAB Shop Concept AB, Class B	3,909	6,365
	JM AB	43,406	1,287,611
	Kindred Group P.L.C.	109,207	769,019
	Klovern AB, Class B	55,494	89,224
*	KNOW IT AB	20,767	429,193
	Kungsleden AB	37,576	303,925
	Lagercrantz Group AB, Class B	38,259	773,129
	Lifco AB, Class B	7,828	598,090
	Lindab International AB	78,498	1,226,802
*	Loomis AB	64,967	1,552,348
	Lundin Energy AB	7,830	182,640
#*	Medivir AB, Class B	9,800	17,440
#*	Mekonomen AB	47,993	408,528
#	Millicom International Cellular SA	37,546	1,130,115
*	Modern Times Group MTG AB, Class B	76,787	1,047,415
	Momentum Group AB, Class B	21,198	340,740
	Mycronic AB	33,950	646,197
	NCC AB, Class B	45,617	792,251
*	Nederman Holding AB	796	10,477
*	Net Insight AB, Class B	156,574	38,412
*	New Wave Group AB, Class B	49,521	205,613
*	Nibe Industrier AB, Class B	7,623	183,417
*	Nobia AB	127,874	758,679
*	Nobina AB	119,787	754,497
*	Nolato AB, Class B	12,730	1,058,346
*	Nordic Entertainment Group AB, Class B	16,107	674,864
*	Nordic Waterproofing Holding A.S.	6,260	83,880
	NP3 Fastigheter AB	4,103	43,197
*	Nyfosa AB	52,318	391,587
*	OEM International AB, Class B	3,022	83,523
*	Orexo AB	6,724	41,970
*	Pandox AB	48,897	617,285
*	Peab AB, Class B	115,465	1,083,781
	Platzer Fastigheter Holding AB, Class B	18,395	167,317
	Pricer AB, Class B	107,548	319,224
*	Proact IT Group AB	7,134	150,161
#*	Qliro Group AB	73,546	56,254
*	Ratos AB, Class B	233,127	834,211
*	RaySearch Laboratories AB	13,042	137,162
#*	Recipharm AB, Class B	51,898	834,699
	Resurs Holding AB	112,957	567,346
	Rottneros AB	89,739	82,859
#*	Saab AB, Class B	41,673	1,346,406
	Sagax AB, Class B	14,575	220,798
#	Samhallsbyggnadsbolaget i Norden AB	189,129	515,613
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	44,060
*	Sandvik AB	63,538	1,187,432
#*	SAS AB	342,890	308,872
*	Scandi Standard AB	48,812	364,066
	Scandic Hotels Group AB	41,030	141,789
	Sectra AB, Class B	11,719	805,494
#*	Securitas AB, Class B	52,371	780,876

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Semcon AB	12,800	$83,602
*	Sensys Gatso Group AB	659,140	95,296
*	Skandinaviska Enskilda Banken AB, Class A	165,990	1,605,967
#*	Skanska AB, Class B	56,894	1,148,475
	SKF AB, Class A	2,752	51,152
	SKF AB, Class B	141,052	2,611,271
	SkiStar AB	39,896	467,816
	SSAB AB, Class A	19,797	58,157
#*	SSAB AB, Class A	134,228	396,532
	SSAB AB, Class B, Share, Class B	112,074	318,355
*	SSAB AB, Class B	286,198	813,701
*	Svenska Cellulosa AB SCA, Class A	7,179	87,560
*	Svenska Cellulosa AB SCA, Class B	148,130	1,799,013
*	Svenska Handelsbanken AB, Class A	158,678	1,496,408
#*	Svenska Handelsbanken AB, Class B	4,398	46,036
	Sweco AB, Class B	13,080	753,608
*	Swedbank AB, Class A	92,363	1,499,814
	Swedish Match AB	10,042	773,723
*	Swedish Orphan Biovitrum AB	9,181	192,935
	Systemair AB	9,336	178,387
	Tele2 AB, Class B	46,645	661,768
	Telefonaktiebolaget LM Ericsson, Class A	2,150	27,193
	Telefonaktiebolaget LM Ericsson, Class B	70,118	815,828
	Telia Co. AB	344,690	1,343,163
#	Thule Group AB	37,389	1,112,179
*	Trelleborg AB, Class B	139,190	2,161,705
	Troax Group AB	16,507	311,670
*	VBG Group AB, Class B	3,664	53,876
#*	Vitrolife AB	8,494	206,078
*	Volvo AB, Class A	26,969	465,550
*	Volvo AB, Class B	195,670	3,381,525
	Wallenstam AB, Class B	7,993	100,039
	Wihlborgs Fastigheter AB	7,467	125,834
TOTAL SWEDEN			93,233,690
SWITZERLAND — (7.4%)
	ABB, Ltd., Sponsored ADR	1,872	46,781
	ABB, Ltd.	174,023	4,370,301
	Adecco Group AG	88,563	4,184,944
#*	Alcon, Inc.	26,752	1,604,585
*	Alcon, Inc.	33,230	2,008,397
	Allreal Holding AG	18,458	3,672,320
	ALSO Holding AG	7,519	1,983,719
*	ams AG	49,021	824,563
*	APG SGA SA	783	145,758
*	Arbonia AG	37,885	432,699
#*	Aryzta AG	940,195	596,350
*	Ascom Holding AG	14,613	167,032
#*	Autoneum Holding AG	3,201	324,641
	Bachem Holding AG, Class B	1,554	467,785
	Baloise Holding AG	30,204	4,608,370
	Banque Cantonale de Geneve	1,622	315,356
	Banque Cantonale Vaudoise	20,340	2,131,256
	Barry Callebaut AG	145	301,936
	Belimo Holding AG	180	1,429,949
	Bell Food Group AG	2,481	635,587
	Bellevue Group AG	10,612	278,431
	Berner Kantonalbank AG	5,108	1,242,273
	BKW AG	5,950	574,584

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bobst Group SA	9,691	$578,274
	Bossard Holding AG, Class A	6,794	1,163,447
	Bucher Industries AG	7,508	2,472,906
	Burckhardt Compression Holding AG	955	239,941
	Burkhalter Holding AG	2,283	148,292
*	Calida Holding AG	4,273	130,492
	Carlo Gavazzi Holding AG	371	65,169
	Cembra Money Bank AG	30,578	3,338,642
	Chocoladefabriken Lindt & Spruengli AG	6	514,435
	Cicor Technologies, Ltd.	1,805	71,861
	Cie Financiere Richemont SA	52,845	3,280,677
	Cie Financiere Tradition SA	1,314	152,649
#	Clariant AG	214,149	4,047,551
	Coltene Holding AG	4,044	341,954
	Conzzeta AG	1,557	1,444,077
	Credit Suisse Group AG	164,338	1,752,545
	Credit Suisse Group AG, Sponsored ADR	78,146	825,217
	Daetwyler Holding AG	2,098	426,197
	DKSH Holding AG	42,741	2,745,124
	dormakaba Holding AG	1,607	899,948
#*	Dottikon Es Holding AG	27	27,186
#*	Dufry AG	25,556	652,557
	EFG International AG	166,321	1,099,945
	Emmi AG	2,505	2,262,461
	EMS-Chemie Holding AG	835	721,081
	Energiedienst Holding AG	1,651	54,068
#*	Evolva Holding SA	525,696	144,625
#*	Feintool International Holding AG	1,967	97,138
*	Fenix Outdoor International AG	403	44,872
*	Flughafen Zurich AG	15,335	1,944,152
	Forbo Holding AG	849	1,324,128
	Galenica AG	30,946	2,291,177
*	GAM Holding AG	141,610	347,228
	Geberit AG	3,368	1,858,855
	Georg Fischer AG	4,182	3,842,410
	Givaudan SA	466	1,930,041
	Gurit Holding AG	392	699,478
	Helvetia Holding AG	26,681	2,418,002
*	Hiag Immobilien Holding AG	1,074	104,154
#*	HOCHDORF Holding AG	837	66,739
	Huber & Suhner AG	16,084	1,252,126
	Implenia AG	16,861	741,634
*	Ina Invest Holding AG	3,371	70,035
	Inficon Holding AG	1,281	1,055,165
	Interroll Holding AG	568	1,343,399
	Intershop Holding AG	491	300,279
	Investis Holding SA	925	83,225
	IWG P.L.C.	390,069	1,172,658
	Julius Baer Group, Ltd.	94,003	4,126,721
*	Jungfraubahn Holding AG	3,075	420,776
	Kardex Holding AG	5,933	1,034,423
#*	Komax Holding AG	3,885	567,232
#	Kudelski SA	29,355	107,599
*	Kuehne + Nagel International AG	4,892	843,317
	LafargeHolcim, Ltd.	86,199	4,078,112
	LafargeHolcim, Ltd.	28,089	1,311,099
*	Landis & Gyr Group AG	23,146	1,413,636
#*	Lastminute.com NV	3,078	68,379
	LEM Holding SA	284	444,385

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	15,182	$921,357
	Logitech International SA	49,535	3,613,497
	Lonza Group AG	6,035	3,773,897
	Luzerner Kantonalbank AG	3,223	1,338,721
*	MCH Group AG	200	3,365
*	Meier Tobler Group AG	2,683	26,747
#	Metall Zug AG	190	259,894
#*	Meyer Burger Technology AG	395,363	60,354
*	Mikron Holding AG	4,766	26,225
	Mobilezone Holding AG	29,270	234,679
	Mobimo Holding AG	9,003	2,521,885
	Nestle SA	126,847	15,084,861
	Novartis AG, Sponsored ADR	70,669	5,804,752
	Novartis AG	26,754	2,203,653
	OC Oerlikon Corp. AG	150,757	1,265,164
#*	Orascom Development Holding AG	10,410	97,902
#	Orell Fuessli AG	184	17,917
	Orior AG	6,068	497,429
	Partners Group Holding AG	1,784	1,728,174
	Phoenix Mecano AG	581	211,581
	Plazza AG, Class A	757	232,604
	PSP Swiss Property AG	9,687	1,076,118
	Rieter Holding AG	2,766	226,779
	Roche Holding AG	934	323,497
	Romande Energie Holding SA	77	87,996
	Schaffner Holding AG	381	73,229
	Schindler Holding AG	2,586	647,157
*	Schmolz + Bickenbach AG	449,892	81,284
	Schweiter Technologies AG	1,082	1,342,338
	SFS Group AG	18,692	1,765,669
	SGS SA	364	953,263
	Siegfried Holding AG	3,927	2,051,857
	SIG Combibloc Group AG	191,187	3,344,676
	Sika AG	16,775	3,686,005
*	Sonova Holding AG	3,691	834,550
	St Galler Kantonalbank AG	2,827	1,278,361
	Straumann Holding AG	353	349,682
	Sulzer AG	16,925	1,403,444
	Sunrise Communications Group AG	39,557	3,689,549
	Swatch Group AG (The)	18,596	3,898,604
	Swatch Group AG (The)	17,314	690,606
	Swiss Life Holding AG	7,697	2,812,804
	Swiss Prime Site AG	48,702	4,444,716
	Swiss Re AG	37,153	2,931,709
	Swisscom AG	6,954	3,696,505
	Swissquote Group Holding SA	15,093	1,411,928
	Tecan Group AG	2,990	1,253,988
	Temenos AG	11,645	1,720,925
	Thurgauer Kantonalbank	690	78,694
#*	Tornos Holding AG	5,138	22,181
	TX Group AG	2,451	179,794
	u-blox Holding AG	5,295	384,683
	UBS Group AG	248,453	2,926,969
#*	UBS Group AG	156,997	1,833,725
	Valiant Holding AG	11,948	1,113,291
*	Valora Holding AG	3,464	567,401
	Varia US Properties AG	523	21,879
	VAT Group AG	9,825	1,873,523
	Vaudoise Assurances Holding SA	1,091	550,629

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Vetropack Holding AG	9,600	$534,449
	Vifor Pharma AG	14,889	2,101,542
#*	Von Roll Holding AG	8,846	8,030
	Vontobel Holding AG	46,302	3,386,065
	VP Bank AG	3,915	503,326
	VZ Holding AG	9,565	755,147
*	V-ZUG Holding AG	1,900	153,737
	Walliser Kantonalbank	1,247	144,550
	Warteck Invest AG	32	74,866
#	Ypsomed Holding AG	3,233	474,607
	Zehnder Group AG	10,509	461,654
	Zug Estates Holding AG, Class B	246	525,259
	Zuger Kantonalbank AG	71	481,368
	Zurich Insurance Group AG	14,535	5,375,082
TOTAL SWITZERLAND			209,885,860
UNITED ARAB EMIRATES — (0.0%)
#*	Borr Drilling Ltd.	1,670	1,497
UNITED KINGDOM — (11.5%)
	3i Group P.L.C.	112,393	1,293,698
	4imprint Group P.L.C.	8,121	251,999
	888 Holdings P.L.C.	181,616	436,281
	A.G. Barr P.L.C.	66,866	375,663
	AA P.L.C.	199,306	61,772
	Admiral Group P.L.C.	25,512	795,584
*	Afren P.L.C.	449,270	0
	Aggreko P.L.C.	213,080	1,069,202
	Alliance Pharma P.L.C.	121,482	114,317
	Allied Minds P.L.C.	36,703	19,436
	Anglo American P.L.C.	60,227	1,457,980
	Anglo Pacific Group P.L.C.	95,643	148,829
	Anglo-Eastern Plantations P.L.C.	5,452	33,670
	Antofagasta P.L.C.	50,056	665,535
	Arrow Global Group P.L.C.	162,912	160,997
	Ascential P.L.C.	173,458	609,638
#	Ashmore Group P.L.C.	145,682	745,263
	Ashtead Group P.L.C.	83,267	2,651,535
*	ASOS P.L.C.	13,541	592,332
	Associated British Foods P.L.C.	8,721	199,748
	Auto Trader Group P.L.C.	189,965	1,327,004
	Avast P.L.C.	5,659	42,430
	Aviva P.L.C.	985,226	3,388,244
	Avon Rubber P.L.C.	21,764	947,761
	B&M European Value Retail SA	337,744	2,030,610
	Babcock International Group P.L.C.	562,663	2,119,711
	BAE Systems P.L.C.	208,434	1,335,833
	Balfour Beatty P.L.C.	422,285	1,325,462
*	Bank of Georgia Group P.L.C.	43,925	446,847
	Barclays P.L.C., Sponsored ADR	282,038	1,477,879
	Barclays P.L.C.	833,914	1,081,166
	Barratt Developments P.L.C.	95,310	633,112
	Beazley P.L.C.	249,113	1,357,023
	Begbies Traynor Group P.L.C.	15,983	19,696
	Bellway P.L.C.	88,259	2,922,701
	Berkeley Group Holdings P.L.C.	15,065	874,084
	BHP Group P.L.C., ADR	67,738	2,960,828
	Biffa P.L.C.	108,599	288,835
	Bloomsbury Publishing P.L.C.	50,401	134,944

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bodycote P.L.C.	175,000	$1,276,844
*	Boohoo Group P.L.C.	213,548	722,515
	BP P.L.C., Sponsored ADR	193,575	4,266,397
	BP P.L.C.	2,182,339	7,903,349
	Braemar Shipping Services P.L.C.	15,684	27,576
	Brewin Dolphin Holdings P.L.C.	241,191	825,466
#	British American Tobacco P.L.C., Sponsored ADR	7,962	267,125
	British American Tobacco P.L.C.	154,373	5,101,767
	Britvic P.L.C.	190,824	1,983,402
	BT Group P.L.C.	2,899,317	3,725,476
	Bunzl P.L.C.	25,249	723,284
	Burberry Group P.L.C.	26,801	436,689
	Burford Capital, Ltd.	62,277	436,808
*	Cairn Energy P.L.C.	543,842	845,967
*	Capita P.L.C.	648,576	290,754
	Capital & Counties Properties P.L.C.	49,683	90,935
	Card Factory P.L.C.	211,874	119,474
	CareTech Holdings P.L.C.	34,284	190,792
	Carnival P.L.C.	4,660	50,401
	Carnival P.L.C., ADR	4,899	55,065
	Carr's Group P.L.C.	10,633	17,938
	Castings P.L.C.	9,986	44,936
	Centamin P.L.C.	1,175,120	3,145,715
	Centaur Media P.L.C.	24,139	6,486
	Central Asia Metals P.L.C.	27,827	60,589
	Centrica P.L.C.	4,007,819	2,526,996
	Chemring Group P.L.C.	212,059	654,738
	Chesnara P.L.C.	70,349	264,093
	Cineworld Group P.L.C.	501,000	251,865
*	Circassia Group P.L.C.	36,010	11,292
	Clarkson P.L.C.	22,442	602,860
	Clinigen Group P.L.C.	34,096	313,142
	Close Brothers Group P.L.C.	96,110	1,377,234
	CLS Holdings P.L.C.	40,437	103,125
	CMC Markets P.L.C.	91,464	383,741
	Coats Group P.L.C.	306,453	226,883
	Coca-Cola HBC AG	31,360	816,419
	Compass Group P.L.C.	67,715	931,704
	Computacenter P.L.C.	61,493	1,588,411
*	Concentric AB	24,609	420,880
	ConvaTec Group P.L.C.	149,523	397,382
	Costain Group P.L.C.	101,506	80,706
	Countryside Properties P.L.C.	251,147	927,206
	Cranswick P.L.C.	29,939	1,394,445
	Crest Nicholson Holdings P.L.C.	292,324	713,591
	Croda International P.L.C.	20,197	1,507,353
	CVS Group P.L.C.	11,988	178,733
	Daily Mail & General Trust P.L.C., Class A	63,324	521,502
	Dart Group P.L.C.	86,338	727,572
	DCC P.L.C.	2,209	196,426
	De La Rue P.L.C.	48,430	81,671
#*	Debenhams P.L.C.	2,335,023	0
	Devro P.L.C.	164,604	350,724
	DFS Furniture P.L.C.	61,077	120,055
	Diageo P.L.C., Sponsored ADR	2,322	341,891
*	Dialight P.L.C.	11,223	46,547
*	Dialog Semiconductor P.L.C.	42,848	2,008,497
*	Dignity P.L.C.	30,949	131,545
	Diploma P.L.C.	83,720	1,982,252

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Direct Line Insurance Group P.L.C.	481,287	$1,862,429
	DiscoverIE Group P.L.C.	28,987	225,000
	Dixons Carphone P.L.C.	1,123,492	1,081,864
	Domino's Pizza Group P.L.C.	207,065	861,169
	Drax Group P.L.C.	452,646	1,647,282
	DS Smith P.L.C.	555,186	1,877,424
	Dunelm Group P.L.C.	58,420	937,394
	easyJet P.L.C.	196,164	1,261,659
	Electrocomponents P.L.C.	307,730	2,636,050
	Elementis P.L.C.	368,094	307,086
	EMIS Group P.L.C.	37,849	492,324
*	EnQuest P.L.C.	1,376,945	237,175
	Epwin Group P.L.C.	20,620	17,701
	Equiniti Group P.L.C.	286,486	478,670
	Essentra P.L.C.	199,994	791,120
	Euromoney Institutional Investor P.L.C.	38,395	397,986
	Evraz P.L.C.	82,157	304,224
#	Experian P.L.C.	52,061	1,818,496
	FDM Group Holdings P.L.C.	24,921	301,768
	Ferguson P.L.C.	13,813	1,217,631
	Ferrexpo P.L.C.	371,543	859,733
	First Derivatives P.L.C.	637	22,351
*	Firstgroup P.L.C.	1,401,849	651,320
	Forterra P.L.C.	23,168	46,681
*	Foxtons Group P.L.C.	154,604	71,972
*	Frasers Group P.L.C.	245,013	798,262
	Fresnillo P.L.C.	21,657	351,718
*	Frontier Developments P.L.C.	1,251	31,810
	Fuller Smith & Turner P.L.C., Class A	8,312	64,393
	G4S P.L.C.	508,888	945,383
	Galliford Try Holdings P.L.C.	118,230	146,535
	Games Workshop Group P.L.C.	18,463	2,119,166
*	Gamesys Group P.L.C.	25,675	310,782
	Gamma Communications P.L.C.	11,686	242,446
*	Gem Diamonds, Ltd.	222,057	69,817
#	Genel Energy P.L.C.	118,284	221,390
	Genus P.L.C.	12,068	538,565
*	Georgia Capital P.L.C.	24,268	115,561
	GlaxoSmithKline P.L.C., Sponsored ADR	77,488	3,124,316
	GlaxoSmithKline P.L.C.	16,968	338,008
	Glencore P.L.C.	1,308,307	2,994,131
	Go-Ahead Group P.L.C. (The)	44,581	365,186
	GoCo Group P.L.C.	94,361	125,884
	Grafton Group P.L.C.	152,989	1,280,893
	Grainger P.L.C.	344,909	1,307,988
	Greggs P.L.C.	109,352	1,700,582
	Gulf Keystone Petroleum, Ltd.	199,133	239,532
	GVC Holdings P.L.C.	211,274	1,828,469
	Gym Group P.L.C. (The)	6,129	10,740
	H&T Group P.L.C.	2,599	10,830
	Halfords Group P.L.C.	190,403	364,795
	Halma P.L.C.	36,528	1,037,535
	Hargreaves Lansdown P.L.C.	31,344	711,343
	Hastings Group Holdings P.L.C.	230,775	627,782
	Hays P.L.C.	831,499	1,183,959
	Headlam Group P.L.C.	39,397	142,437
	Helical P.L.C.	131,806	529,000
	Henry Boot P.L.C.	36,616	120,067
	Highland Gold Mining, Ltd.	253,574	993,875

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hikma Pharmaceuticals P.L.C.	23,924	$670,373
	Hill & Smith Holdings P.L.C.	70,961	1,118,749
	Hilton Food Group P.L.C.	19,828	285,604
	Hiscox, Ltd.	94,480	964,074
	Hochschild Mining P.L.C.	267,038	946,264
	HomeServe P.L.C.	115,256	1,995,299
*	Horizon Discovery Group P.L.C.	68,552	87,157
	Howden Joinery Group P.L.C.	314,734	2,008,461
	HSBC Holdings P.L.C.	160,618	723,234
	HSBC Holdings P.L.C., Sponsored ADR	320,826	7,266,709
	Hunting P.L.C.	108,698	252,912
	Hyve Group P.L.C.	100,061	105,229
	Ibstock P.L.C.	337,935	699,478
	IG Group Holdings P.L.C.	185,355	1,771,552
	IMI P.L.C.	164,140	2,230,158
	Imperial Brands P.L.C.	85,499	1,424,482
	Inchcape P.L.C.	463,838	2,598,455
*	Indivior P.L.C.	726,002	1,313,601
	Informa P.L.C.	117,646	557,829
#	InterContinental Hotels Group P.L.C., ADR	4,801	223,858
	InterContinental Hotels Group P.L.C.	7,890	363,444
	Intermediate Capital Group P.L.C.	15,695	274,724
	International Consolidated Airlines Group SA	96,420	207,816
*	International Ferro Metals, Ltd.	82,212	0
	International Personal Finance P.L.C.	201,729	144,524
#*	Interserve P.L.C.	462,402	0
	Intertek Group P.L.C.	21,290	1,497,305
	Investec P.L.C.	295,370	578,605
	iomart Group P.L.C.	5,469	25,009
*	IP Group P.L.C.	882,271	766,702
*	IQE P.L.C.	79,636	55,091
	ITV P.L.C.	1,076,529	793,852
	J D Wetherspoon P.L.C.	72,414	802,207
	J Sainsbury P.L.C.	515,774	1,257,116
	James Fisher & Sons P.L.C.	33,654	506,838
	James Halstead P.L.C.	2,127	13,720
	JD Sports Fashion P.L.C.	106,582	842,570
	John Laing Group P.L.C.	296,062	1,144,534
	John Menzies P.L.C.	70,679	100,097
	John Wood Group P.L.C.	509,590	1,266,712
	Johnson Matthey P.L.C.	76,989	2,248,131
	Jupiter Fund Management P.L.C.	335,155	991,283
*	Just Group P.L.C.	1,047,216	613,730
	Kainos Group P.L.C.	43,100	619,859
#	KAZ Minerals P.L.C.	231,345	1,613,026
	Keller Group P.L.C.	83,104	608,357
*	Kier Group P.L.C.	146,792	122,899
	Kin & Carta P.L.C.	109,862	75,532
	Kingfisher P.L.C.	1,393,017	4,402,058
*	Lamprell P.L.C.	260,709	89,604
	Lancashire Holdings, Ltd.	118,689	1,201,382
	Legal & General Group P.L.C.	627,770	1,737,843
*	Liberty Global P.L.C., Class A	12,962	303,376
*	Liberty Global P.L.C., Class C	31,782	723,358
	Liontrust Asset Management P.L.C.	21,151	341,025
	Lloyds Banking Group P.L.C.	6,276,288	2,138,397
#	Lloyds Banking Group P.L.C., ADR	464,511	613,155
	London Stock Exchange Group P.L.C.	6,844	756,001
	Lookers P.L.C.	248,660	68,354

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	LSL Property Services P.L.C.	31,623	$79,207
	M&G P.L.C.	1,302,355	2,725,756
	Man Group P.L.C.	879,674	1,419,198
	Marks & Spencer Group P.L.C.	1,527,320	1,881,010
	Marshalls P.L.C.	166,424	1,290,480
	Marston's P.L.C.	604,608	318,820
	McBride P.L.C.	155,514	122,310
*	McCarthy & Stone P.L.C.	290,794	252,103
	Mears Group P.L.C.	87,213	157,378
	Mediclinic International P.L.C.	469,667	1,643,466
	Meggitt P.L.C.	156,111	545,439
	Melrose Industries P.L.C.	894,646	987,884
	Micro Focus International P.L.C., Sponsored ADR	27,626	103,046
	Micro Focus International P.L.C.	113,048	406,981
	Midwich Group P.L.C.	1,516	7,783
*	Mitchells & Butlers P.L.C.	205,414	413,337
	Mitie Group P.L.C.	738,518	313,559
	MJ Gleeson P.L.C.	7,755	62,519
	Mondi P.L.C.	94,607	1,675,744
	Moneysupermarket.com Group P.L.C.	276,883	1,060,747
	Morgan Advanced Materials P.L.C.	264,555	753,224
	Morgan Sindall Group P.L.C.	37,370	508,014
	Motorpoint group P.L.C.	16,362	52,991
#	N Brown Group P.L.C.	178,636	77,868
	Naked Wines P.L.C.	22,129	121,366
	National Express Group P.L.C.	326,417	649,479
	Natwest Group P.L.C.	992,323	1,366,642
#	Natwest Group P.L.C., Sponsored ADR	55,121	152,134
	NCC Group P.L.C.	88,460	199,027
	Next Fifteen Communications Group P.L.C.	1,739	8,609
	Next P.L.C.	12,595	888,979
*	Ninety One P.L.C.	162,343	457,050
*	NMC Health P.L.C.	3,427	1,026
	Norcros P.L.C.	25,367	51,894
	Numis Corp. P.L.C.	16,841	62,674
*	Ocado Group P.L.C.	12,087	323,809
	On the Beach Group P.L.C.	95,956	348,573
	OneSavings Bank P.L.C.	171,220	529,326
	Oxford Instruments P.L.C.	38,319	672,766
	Pagegroup P.L.C.	226,177	1,035,565
	Paragon Banking Group P.L.C.	318,802	1,306,940
*	Parkmead Group P.L.C. (The)	27,786	12,116
	PayPoint P.L.C.	44,988	355,119
	Pearson P.L.C.	110,820	761,466
	Pearson P.L.C., Sponsored ADR	70,645	494,515
*	Pendragon P.L.C.	1,196,608	128,748
	Pennon Group P.L.C.	86,441	1,194,441
*	Persimmon P.L.C.	49,329	1,540,061
*	Petra Diamonds, Ltd.	820,864	12,944
	Petrofac, Ltd.	158,324	288,441
#*	Petropavlovsk P.L.C.	2,970,905	1,393,262
	Pets at Home Group P.L.C.	418,995	1,710,820
*	Pharos Energy P.L.C.	211,643	38,651
	Phoenix Group Holdings P.L.C.	328,239	2,818,685
	Photo-Me International P.L.C.	237,475	140,255
	Playtech P.L.C.	227,646	890,595
	Plus500, Ltd.	79,430	1,231,230
	Polar Capital Holdings P.L.C.	3,907	24,072
	Polypipe Group P.L.C.	145,012	764,682

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Porvair P.L.C.	5,901	$40,557
	PPHE Hotel Group, Ltd.	3,390	47,510
*	Premier Foods P.L.C.	1,516,790	1,709,102
*	Premier Oil P.L.C.	903,090	425,025
	Provident Financial P.L.C.	65,198	140,867
#	Prudential P.L.C., ADR	2,030	58,890
	Prudential P.L.C.	25,712	367,444
*	PureTech Health P.L.C.	36,735	131,511
	PZ Cussons P.L.C.	211,344	524,823
	QinetiQ Group P.L.C.	215,825	863,931
	Quilter P.L.C.	520,851	991,391
	Rank Group P.L.C.	148,414	265,015
	Rathbone Brothers P.L.C.	28,266	598,554
*	Raven Property Group, Ltd.	38,819	16,834
	Reach P.L.C.	725,193	584,736
	Reckitt Benckiser Group P.L.C.	18,830	1,888,075
	Redde Northgate P.L.C.	172,932	371,927
	Redrow P.L.C.	294,281	1,642,982
#	RELX P.L.C., Sponsored ADR	35,523	752,022
	RELX P.L.C.	1,141	24,232
	Renewi P.L.C.	941,358	309,057
	Renishaw P.L.C.	10,957	693,983
*	Renold P.L.C.	12,120	1,718
	Rentokil Initial P.L.C.	263,331	1,837,089
	Restaurant Group P.L.C. (The)	276,012	161,265
	Rhi Magnesita NV	7,622	248,355
	Rhi Magnesita NV	4,702	149,280
	Ricardo P.L.C.	28,030	126,197
	Rightmove P.L.C.	179,160	1,292,969
	Rio Tinto P.L.C.	5,471	333,032
#	Rio Tinto P.L.C., Sponsored ADR	73,351	4,477,345
	RM P.L.C.	21,947	68,402
	Robert Walters P.L.C.	33,331	181,897
*	Rockhopper Exploration P.L.C.	153,117	14,247
	Rolls-Royce Holdings P.L.C.	125,627	376,863
	Rotork P.L.C.	476,961	1,729,805
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	79,878	2,381,157
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	209,663	5,933,463
	Royal Dutch Shell P.L.C., Class B	74,667	1,048,060
	Royal Mail P.L.C.	918,004	1,919,701
	RPS Group P.L.C.	189,098	110,269
	RSA Insurance Group P.L.C.	95,325	532,051
	RWS Holdings P.L.C.	19,908	155,956
	Sabre Insurance Group P.L.C.	14,052	55,771
	Saga P.L.C.	1,084,650	216,078
	Sage Group P.L.C. (The)	80,846	767,218
	Sanne Group P.L.C.	3,771	31,094
*	Savannah Energy P.L.C.	103,820	10,630
	Savills P.L.C.	123,010	1,207,186
	Schroders P.L.C.	11,345	438,154
	Schroders P.L.C.	4,379	117,345
*	SDL P.L.C.	44,354	269,793
	Secure Trust Bank P.L.C.	460	3,430
	Senior P.L.C.	341,631	232,014
	Severfield P.L.C.	85,810	66,837
	Severn Trent P.L.C.	17,651	562,491
#	SIG P.L.C.	449,991	165,415
	Signature Aviation P.L.C.	458,145	1,386,763
	Smart Metering Systems P.L.C.	30,320	245,138

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Smith & Nephew P.L.C., Sponsored ADR	4,035	$160,633
	Smith & Nephew P.L.C.	40,935	807,953
	Smiths Group P.L.C.	34,178	602,095
	Softcat P.L.C.	85,111	1,403,137
	Spectris P.L.C.	26,313	883,296
	Speedy Hire P.L.C.	339,245	223,776
	Spirax-Sarco Engineering P.L.C.	13,079	1,747,813
	Spire Healthcare Group P.L.C.	276,204	271,535
	Spirent Communications P.L.C.	298,956	1,094,561
*	Sportech P.L.C.	45,735	9,262
	SSE P.L.C.	139,213	2,361,379
	SSP Group P.L.C.	228,419	613,267
	St James's Place P.L.C.	140,953	1,723,945
	St. Modwen Properties P.L.C.	272,808	1,101,511
	Stagecoach Group P.L.C.	427,352	265,449
	Standard Chartered P.L.C.	631,178	3,155,807
	Standard Life Aberdeen P.L.C.	1,037,557	3,377,067
	SThree P.L.C.	84,180	279,393
	Stobart Group, Ltd.	179,523	59,681
	Stock Spirits Group P.L.C.	99,575	291,472
*	Studio Retail Group P.L.C.	41,980	117,410
	Superdry P.L.C.	43,269	65,785
	Synthomer P.L.C.	306,803	1,159,283
	TalkTalk Telecom Group P.L.C.	347,317	315,421
	Tate & Lyle P.L.C.	230,850	1,964,848
	Taylor Wimpey P.L.C.	1,404,816	2,166,966
*	TBC Bank Group P.L.C.	18,469	189,586
#	Ted Baker P.L.C.	41,473	39,655
	Telecom Plus P.L.C.	53,037	932,338
	TEN Entertainment Group P.L.C.	4,386	7,626
	Tesco P.L.C.	448,279	1,265,196
*	Thomas Cook Group P.L.C.	850,887	0
	Topps Tiles P.L.C.	105,193	58,470
	TP ICAP P.L.C.	443,303	1,913,462
	Travis Perkins P.L.C.	247,867	3,585,074
*	Tribal Group P.L.C.	7,500	5,024
	Trifast P.L.C.	53,698	75,131
	TT Electronics P.L.C.	100,427	224,122
	TUI AG	86,705	328,075
#	TUI AG	44,549	168,408
#	Tullow Oil P.L.C.	1,103,882	369,129
	Tyman P.L.C.	4,336	9,969
	U & I Group P.L.C.	131,215	116,031
	UDG Healthcare P.L.C.	84,227	782,025
	Ultra Electronics Holdings P.L.C.	58,429	1,805,720
	United Utilities Group P.L.C.	24,834	291,242
	Urban & Civic P.L.C.	42,797	132,298
	Vectura Group P.L.C.	610,512	790,460
	Vertu Motors P.L.C.	177,200	51,654
	Vesuvius P.L.C.	205,981	1,096,058
	Victrex P.L.C.	35,242	859,923
*	Virgin Money UK P.L.C.	351,127	398,168
	Vistry Group P.L.C.	116,853	939,492
	Vitec Group P.L.C. (The)	12,644	109,432
	Vodafone Group P.L.C., Sponsored ADR	105,683	1,606,384
	Volex P.L.C.	27,147	47,933
	Vp P.L.C.	1,659	15,865
	Watkin Jones P.L.C.	58,999	106,512
	Weir Group P.L.C (The)	166,482	2,588,706

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	WH Smith P.L.C.	56,421	$693,472
*	Whitbread P.L.C.	68,737	1,951,699
	William Hill P.L.C.	617,166	840,247
	Wincanton P.L.C.	41,710	100,436
*	Wizz Air Holdings P.L.C.	3,856	161,714
	Wm Morrison Supermarkets P.L.C.	670,159	1,625,622
	WPP P.L.C.	104,858	777,658
*	Xaar P.L.C.	40,786	45,049
	Young & Co's Brewery P.L.C., Class A	1,363	16,494
TOTAL UNITED KINGDOM			327,228,359
UNITED STATES — (0.2%)
#*	Golden Star Resources, Ltd.	26,556	118,560
#	Ovintiv, Inc.	119,829	1,161,137
#	Ovintiv, Inc.	46,768	452,513
	Primo Water Corp.	73,648	1,046,538
	Primo Water Corp.	59,909	850,252
*	Samsonite International SA	1,141,500	1,069,909
TOTAL UNITED STATES			4,698,909
TOTAL COMMON STOCKS			2,709,685,773
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	11,102	564,237
	Biotest AG	11,540	294,380
#*	Draegerwerk AG & Co. KGaA	8,065	760,228
	Fuchs Petrolub SE	42,599	1,860,208
	Henkel AG & Co. KGaA	5,107	502,145
*	Jungheinrich AG	31,493	961,898
	Porsche Automobil Holding SE	33,026	1,869,369
	Sartorius AG	5,122	1,970,749
	Schaeffler AG	2,972	21,682
	Sixt SE	11,719	591,253
	STO SE & Co. KGaA	1,710	195,503
	Villeroy & Boch AG	8,449	110,966
*	Volkswagen AG	37,898	5,547,396
TOTAL GERMANY			15,250,014
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Helloworld Travel, Ltd. Rights 08/03/20	1,703	0
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	1,270	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	212,979	177,838
*	Pan American Silver Corp. Rights 02/22/29	122,913	102,632
TOTAL CANADA			280,470
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	497,000	28,536
ITALY — (0.0%)
*	Ascopiave SpA Rights 09/30/20	44,888	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	926,727	$0
SPAIN — (0.0%)
*	Cellnex Telecom SA Rights 08/12/20	13,841	57,879
SWITZERLAND — (0.0%)
#*	Meier Tobler Group AG Rights 08/31/20	2,683	587
UNITED STATES — (0.0%)
*	Just Energy Group, Inc. Rights 08/28/20	125	37
TOTAL RIGHTS/WARRANTS			367,509
TOTAL INVESTMENT SECURITIES (Cost $2,641,329,730)			2,725,303,296

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	10,786,636	124,812,166
TOTAL INVESTMENTS — (100.0%)
(Cost $2,766,112,371)^^			$2,850,115,462
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$686,274	$175,712,266	—	$176,398,540
Austria	—	16,008,761	—	16,008,761
Belgium	793,693	33,175,434	—	33,969,127
Canada	256,610,442	1,600,585	—	258,211,027
China	—	1,829,405	—	1,829,405
Denmark	—	67,173,296	—	67,173,296
Finland	—	46,194,304	—	46,194,304
France	241,035	205,531,131	—	205,772,166
Germany	7,092,755	168,452,394	—	175,545,149
Hong Kong	178,278	61,983,108	—	62,161,386
Ireland	11,574,749	17,202,994	—	28,777,743
Israel	2,859,538	22,218,211	—	25,077,749
Italy	3,517,872	78,513,787	—	82,031,659
Japan	11,594,775	657,499,675	—	669,094,450
Netherlands	8,274,791	94,508,629	—	102,783,420
New Zealand	11,351	14,956,436	—	14,967,787
Norway	97,856	23,686,543	—	23,784,399
Portugal	—	5,210,241	—	5,210,241
Singapore	—	25,221,148	—	25,221,148
Spain	1,935,282	52,490,419	—	54,425,701
Sweden	1,679,292	91,554,398	—	93,233,690
Switzerland	10,338,832	199,547,028	—	209,885,860
United Arab Emirates	—	1,497	—	1,497
United Kingdom	37,743,546	289,484,813	—	327,228,359
United States	3,629,000	1,069,909	—	4,698,909

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$15,250,014	—	$15,250,014
Rights/Warrants
Canada	—	280,470	—	280,470
Hong Kong	—	28,536	—	28,536
Spain	—	57,879	—	57,879
Switzerland	—	587	—	587
United States	—	37	—	37
Securities Lending Collateral	—	124,812,166	—	124,812,166
TOTAL	$358,859,361	$2,491,256,101	—	$2,850,115,462

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$127,366,647
Investment in Dimensional Emerging Markets Value Fund		66,114,778
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,190,759	18,623,467
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $242,564,835)^^		$212,104,892
Summary of the Portfolio’s investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$212,104,892	—	—	$212,104,892
TOTAL	$212,104,892	—	—	$212,104,892

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.7%)
AUSTRALIA — (5.3%)
	A2B Australia, Ltd.	25,878	$16,372
	Accent Group, Ltd.	81,685	81,135
	Adbri, Ltd.	73,673	115,733
*	Alkane Resources, Ltd.	50,459	44,757
	Alliance Aviation Services, Ltd.	13,679	30,305
*	AMP, Ltd.	720,370	749,547
	Ampol, Ltd.	52,110	976,803
	Ansell, Ltd.	19,710	541,175
	AP Eagers, Ltd.	16,444	94,468
	AUB Group, Ltd.	13,490	125,973
	Aurelia Metals, Ltd.	75,876	29,745
	Austal, Ltd.	102,435	241,885
	Austin Engineering, Ltd.	60,306	5,979
*	Australian Agricultural Co., Ltd.	71,429	51,984
	Australian Pharmaceutical Industries, Ltd.	118,673	93,916
*	Australian Strategic Materials, Ltd.	10,091	9,156
	Australian Vintage, Ltd.	55,331	16,967
	Auswide Bank, Ltd.	2,707	8,767
	AVJennings, Ltd.	21,750	8,925
	Bank of Queensland, Ltd.	101,959	431,411
	Bapcor, Ltd.	55,304	247,989
*	Base Resources, Ltd.	147,181	21,951
	Beach Energy, Ltd.	321,397	322,102
	Bega Cheese, Ltd.	27,296	87,185
	Bell Financial Group, Ltd.	35,130	29,793
	Bendigo & Adelaide Bank, Ltd.	148,589	729,446
	Bingo Industries, Ltd.	102,500	140,830
	BlueScope Steel, Ltd.	117,966	943,419
	Boral, Ltd.	353,036	903,092
	Brickworks, Ltd.	20,052	234,156
	BWX, Ltd.	18,426	51,429
*	Cardno, Ltd.	77,867	17,860
*	Cash Converters International, Ltd.	185,464	23,973
*	Catapult Group International, Ltd.	23,132	27,015
	Cedar Woods Properties, Ltd.	18,287	66,515
	Challenger, Ltd.	112,313	346,321
	Cleanaway Waste Management, Ltd.	407,020	603,882
*	ClearView Wealth, Ltd.	3,322	901
	CML Group, Ltd.	18,068	4,496
	Collection House, Ltd.	26,152	15,205
	Collins Foods, Ltd.	21,668	146,480
*	Cooper Energy, Ltd.	312,489	83,508
	Corporate Travel Management, Ltd.	7,014	43,879
	Costa Group Holdings, Ltd.	64,804	137,696
	Credit Corp. Group, Ltd.	6,926	93,184
	Crown Resorts, Ltd.	72,403	462,890
	CSR, Ltd.	102,646	255,920
	Decmil Group, Ltd.	261,269	10,156
	Domain Holdings Australia, Ltd.	52,665	123,983
	Downer EDI, Ltd.	132,626	387,826
	DWS, Ltd.	9,297	5,573
*	Eclipx Group, Ltd.	61,114	60,009
	Elanor Investor Group	7,740	5,743
	Elders, Ltd.	25,260	184,715
*	Emeco Holdings, Ltd.	34,247	24,808

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Energy World Corp., Ltd.	217,995	$8,987
	EQT Holdings, Ltd.	4,619	84,930
	Estia Health, Ltd.	63,584	65,982
	EVENT Hospitality and Entertainment, Ltd.	17,248	91,462
	Finbar Group, Ltd.	16,583	7,889
*	Fleetwood Corp., Ltd.	20,567	22,352
	FlexiGroup, Ltd.	41,176	36,721
	Flight Centre Travel Group, Ltd.	1,126	8,545
	Freedom Foods Group, Ltd.	28,032	60,283
	G8 Education, Ltd.	193,417	111,269
	Genworth Mortgage Insurance Australia, Ltd.	70,577	85,379
*	GrainCorp, Ltd., Class A	50,444	133,578
	GTN, Ltd.	8,175	1,691
	GWA Group, Ltd.	44,143	89,735
	Harvey Norman Holdings, Ltd.	107,795	284,970
	Healius, Ltd.	129,863	301,031
	Helloworld Travel, Ltd.	5,910	6,633
	HT&E, Ltd.	48,748	41,693
	Huon Aquaculture Group, Ltd.	5,513	12,312
	IGO, Ltd.	108,388	356,763
	Imdex, Ltd.	51,718	48,919
	Incitec Pivot, Ltd.	550,502	721,591
*	Intega Group, Ltd.	77,867	17,285
	IOOF Holdings, Ltd.	69,754	226,373
	IVE Group, Ltd.	28,394	15,963
	Japara Healthcare, Ltd.	61,133	20,829
	Jupiter Mines, Ltd.	301,697	63,463
	Link Administration Holdings, Ltd.	108,144	307,110
*	Lynas Corp., Ltd.	73,962	118,898
	MACA, Ltd.	67,337	44,941
	Macmahon Holdings, Ltd.	268,775	48,854
*	Mayne Pharma Group, Ltd.	404,418	113,258
	McMillan Shakespeare, Ltd.	5,966	37,664
	McPherson's, Ltd.	11,571	24,358
*	Medusa Mining, Ltd.	76,973	47,170
*	Mesoblast, Ltd.	60,557	161,002
*	Metals X, Ltd.	140,780	8,595
	Metcash, Ltd.	171,340	330,426
	Michael Hill International, Ltd.	12,726	2,821
	Mineral Resources, Ltd.	41,852	770,657
	Monash IVF Group, Ltd.	81,202	30,366
	Money3 Corp., Ltd.	40,091	48,557
	Mortgage Choice, Ltd.	10,624	5,270
*	Myer Holdings, Ltd.	241,875	35,180
	MyState, Ltd.	19,092	51,630
	Navigator Global Investments, Ltd.	25,565	24,146
	New Hope Corp., Ltd.	90,451	84,832
	Nine Entertainment Co. Holdings, Ltd.	366,679	352,033
	NRW Holdings, Ltd.	79,987	104,393
*	Nufarm, Ltd.	69,779	199,708
	Oil Search, Ltd.	195,112	402,711
	OM Holdings, Ltd.	28,351	6,650
	oOh!media, Ltd.	101,101	53,331
*	Orocobre, Ltd.	32,253	68,668
	Orora, Ltd.	167,128	273,228
	OZ Minerals, Ltd.	92,577	898,538
*	Paladin Energy, Ltd.	29,535	2,661
	Peet, Ltd.	63,144	38,640
	Pendal Group, Ltd.	47,485	196,266

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Perenti Global, Ltd.	206,237	$176,578
	Perpetual, Ltd.	10,197	221,606
*	Perseus Mining, Ltd.	282,700	321,818
	Premier Investments, Ltd.	24,711	294,226
	Propel Funeral Partners, Ltd.	9,764	18,930
	Qantas Airways, Ltd.	91,832	210,549
	Qube Holdings, Ltd.	172,333	332,997
*	Reject Shop, Ltd. (The)	5,847	25,643
	Reliance Worldwide Corp., Ltd.	110,296	209,856
*	Resolute Mining, Ltd.	247,450	236,462
	Ridley Corp., Ltd.	59,215	31,392
	Sandfire Resources, Ltd.	38,140	129,625
	SeaLink Travel Group, Ltd.	5,781	17,478
	Select Harvests, Ltd.	20,245	86,446
*	Senex Energy, Ltd.	349,156	67,759
	Servcorp, Ltd.	9,721	14,418
	SG Fleet Group, Ltd.	15,625	16,829
	Sigma Healthcare, Ltd.	198,428	94,435
*	Silver Lake Resources, Ltd.	219,062	392,095
	Sims, Ltd.	38,162	214,737
	Southern Cross Electrical Engineering, Ltd.	15,526	4,723
	Southern Cross Media Group, Ltd.	697,548	80,898
*	SpeedCast International, Ltd.	40,831	17,284
	SRG Global, Ltd.	67,640	13,662
	St Barbara, Ltd.	108,997	267,786
	Star Entertainment Grp, Ltd. (The)	186,498	337,201
	Steadfast Group, Ltd.	135,991	326,221
	Sunland Group, Ltd.	37,093	31,220
	Super Retail Group, Ltd.	37,069	234,294
*	Superloop, Ltd.	55,252	43,986
	Tabcorp Holdings, Ltd.	426,171	1,077,711
	Tassal Group, Ltd.	58,211	149,638
*	TPG Telecom, Ltd.	58,659	336,948
	Tribune Resources, Ltd.	2,830	14,656
*	Tuas, Ltd.	29,329	14,773
*	United Malt Grp, Ltd.	57,748	165,634
	Village Roadshow, Ltd.	23,962	37,229
*	Virgin Australia Holdings, Ltd.	220,246	0
	Virtus Health, Ltd.	19,783	41,104
	Vita Group, Ltd.	27,683	20,266
*	Vocus Group, Ltd.	149,537	308,410
	Webjet, Ltd.	45,159	90,178
	Western Areas, Ltd.	76,028	130,418
*	Westgold Resources, Ltd.	71,484	122,900
	Whitehaven Coal, Ltd.	205,118	202,873
	Worley, Ltd.	68,218	395,842
	WPP AUNZ, Ltd.	65,277	13,983
TOTAL AUSTRALIA			25,931,840
AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	3,056	63,171
	AT&S Austria Technologie & Systemtechnik AG	1,774	33,553
*	Erste Group Bank AG	31,394	702,699
	EVN AG	8,148	134,249
*	POLYTEC Holding AG	3,462	20,509
*	Porr AG	1,672	27,203
	Raiffeisen Bank International AG	46,243	795,466
	Strabag SE	3,802	112,096
	UNIQA Insurance Group AG	33,078	209,090

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,748	$216,743
	voestalpine AG	34,921	774,306
TOTAL AUSTRIA			3,089,085
BELGIUM — (1.0%)
*	Ackermans & van Haaren NV	4,921	632,004
	Ageas SA	30,077	1,125,964
*	AGFA-Gevaert NV	31,893	129,299
	Atenor	660	45,151
	Banque Nationale de Belgique	33	74,943
	Bekaert SA	8,217	159,985
*	Cie d'Entreprises CFE	1,496	94,991
*	Deceuninck NV	15,841	23,655
	D'ieteren SA	4,391	237,036
	Econocom Group SA	17,828	49,491
	Euronav NV	42,244	409,446
*	Exmar NV	8,225	19,348
	Gimv NV	3,938	212,199
	Immobel SA	1,012	78,137
*	Jensen-Group NV	937	23,276
*	Ontex Group NV	16,041	229,394
	Picanol	480	28,044
	Proximus SADP	25,804	530,814
	Recticel SA	10,448	105,791
*	Sioen Industries NV	1,329	27,260
*	Sipef NV	1,474	73,651
	Solvay SA	5,781	448,682
*	Tessenderlo Group SA	5,297	157,319
*	Viohalco SA	1,948	5,244
TOTAL BELGIUM			4,921,124
BRAZIL — (1.4%)
	Alliar Medicos A Frente SA	8,300	18,075
*	Anima Holding SA	10,200	56,196
	BK Brasil Operacao e Assessoria a Restaurantes SA	23,900	48,290
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,900	35,879
*	BRF SA	102,300	405,941
	Camil Alimentos SA	30,200	71,266
	Cia Brasileira de Distribuicao	28,519	388,159
	Cia de Locacao das Americas	58,260	213,650
	Cia Hering	12,800	36,315
	Cielo SA	199,768	205,644
	Cogna Educacao	382,186	606,627
	Construtora Tenda SA	22,584	144,642
	Cosan SA	23,894	414,070
	CSU Cardsystem SA	11,000	29,015
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,324	222,470
	Direcional Engenharia SA	24,900	77,184
	Duratex SA	87,395	269,730
*	Embraer SA	74,689	108,958
*	Embraer SA, Sponsored ADR	13,637	78,822
	Enauta Participacoes SA	13,600	28,574
	Even Construtora e Incorporadora SA	37,197	105,390
	Ez Tec Empreendimentos e Participacoes SA	13,835	109,188
	Fras-Le SA	7,200	7,674
*	Gafisa SA	11,207	12,460
*	Gafisa SA	7,160	7,851
	Gerdau SA	4,600	12,989

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Grendene SA	73,400	$107,218
	Guararapes Confeccoes SA	24,500	83,834
*	Helbor Empreendimentos SA	59,102	33,762
	Hypera SA	21,112	146,182
	Iguatemi Empresa de Shopping Centers SA	1,900	12,220
	Industrias Romi SA	4,100	10,296
*	International Meal Co. Alimentacao SA, Class A	52,337	40,533
	Iochpe-Maxion SA	24,626	60,662
	JHSF Participacoes SA	39,476	69,772
	Kepler Weber SA	7,900	66,180
	Klabin SA	135,500	536,644
	M Dias Branco SA	11,078	82,991
	Mahle-Metal Leve SA	9,500	33,236
	Marcopolo SA	31,900	16,878
*	Marisa Lojas SA	8,732	13,659
*	Mills Estruturas e Servicos de Engenharia SA	27,900	40,968
	Movida Participacoes SA	18,376	58,652
	MRV Engenharia e Participacoes SA	75,000	275,182
*	Petro Rio SA	18,100	137,366
	Porto Seguro SA	18,884	195,589
	Portobello SA	25,600	21,053
*	Restoque Comercio e Confeccoes de Roupas SA	5,119	5,466
	Sao Carlos Empreendimentos e Participacoes SA	3,700	27,804
	Sao Martinho SA	36,952	151,660
	Ser Educacional SA	13,793	41,327
	SLC Agricola SA	26,745	118,945
	Smiles Fidelidade SA	1,100	3,220
	Sul America SA	22,586	219,515
*	Tecnisa SA	7,380	16,170
	Trisul SA	15,300	40,152
*	Tupy SA	18,296	63,833
	Ultrapar Participacoes SA	61,797	224,370
	Unipar Carbocloro SA	2,916	17,055
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,000	39,336
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,559	39,170
*	Vulcabras Azaleia SA	17,600	17,443
TOTAL BRAZIL			6,783,402
CANADA — (7.7%)
*	5N Plus, Inc.	8,500	11,042
	Acadian Timber Corp.	3,300	39,863
*	Advantage Oil & Gas, Ltd.	43,500	51,962
	Aecon Group, Inc.	14,609	153,348
	AG Growth International, Inc.	2,000	44,824
	AGF Management, Ltd., Class B	22,400	88,466
*	Air Canada	15,753	177,706
	AirBoss of America Corp.	3,100	56,957
*	Alacer Gold Corp.	102,323	790,655
	Alamos Gold, Inc., Class A	102,560	1,084,979
	Alamos Gold, Inc., Class A	1,380	14,628
	Alaris Royalty Corp.	11,300	112,034
	Algoma Central Corp.	2,700	20,964
	AltaGas, Ltd.	65,573	821,468
	Altius Minerals Corp.	5,700	43,619
	Andrew Peller, Ltd., Class A	2,400	15,087
	ARC Resources, Ltd.	101,495	431,152
*	Argonaut Gold, Inc.	50,107	104,744
*	Athabasca Oil Corp.	106,602	13,530

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Atlas Corp.	12,133	$86,266
	AutoCanada, Inc.	6,478	67,950
	B2Gold Corp.	190,000	1,316,361
*	Baytex Energy Corp.	145,637	67,412
	Birchcliff Energy, Ltd.	79,334	71,075
*	Black Diamond Group, Ltd.	9,300	12,012
*	BlackBerry, Ltd.	84,656	401,269
	Caledonia Mining Corp. P.L.C.	1,100	25,223
	Cameco Corp.	60,565	615,846
	Cameco Corp.	24,071	244,561
	Canaccord Genuity Group, Inc.	13,712	79,644
	Canadian Western Bank	25,124	427,658
*	Canfor Corp.	13,400	159,866
	Canfor Pulp Products, Inc.	8,800	36,266
	CanWel Building Materials Group, Ltd.	15,457	67,392
*	Capstone Mining Corp.	118,700	93,936
	Cascades, Inc.	27,037	308,227
*	Celestica, Inc.	15,058	124,530
*	Celestica, Inc.	14,941	123,370
	Cenovus Energy, Inc.	124,700	556,162
	Centerra Gold, Inc.	52,346	656,548
	Cervus Equipment Corp.	2,400	12,722
	CES Energy Solutions Corp.	77,075	53,514
*	China Gold International Resources Corp., Ltd.	61,049	59,707
	Cogeco, Inc.	1,100	66,939
*	Copper Mountain Mining Corp.	45,910	23,993
	Corus Entertainment, Inc., Class B	42,879	76,830
	Crescent Point Energy Corp.	108,306	167,377
	Dorel Industries, Inc., Class B	8,800	63,662
	DREAM Unlimited Corp., Class A	10,700	143,071
	Dundee Precious Metals, Inc.	49,900	376,266
	Dynacor Gold Mines, Inc.	5,700	10,894
*	Echelon Financial Holdings, Inc.	2,200	9,543
	ECN Capital Corp.	78,797	277,668
	E-L Financial Corp., Ltd.	400	207,845
*	Eldorado Gold Corp.	40,242	505,640
	Element Fleet Management Corp.	116,683	979,146
*	Endeavour Mining Corp.	14,047	378,475
	Enerflex, Ltd.	26,929	99,919
	Enerplus Corp.	62,163	153,615
	Ensign Energy Services, Inc.	38,662	19,339
	Equitable Group, Inc.	2,653	153,561
	Exchange Income Corp.	1,500	29,800
	Exco Technologies, Ltd.	7,000	33,237
*	EXFO, Inc.	7,100	29,525
	Fairfax Financial Holdings, Ltd.	2,790	874,170
	Fiera Capital Corp.	9,080	70,162
	Finning International, Inc.	15,085	215,106
	First Quantum Minerals, Ltd.	149,128	1,260,315
*	Fortuna Silver Mines, Inc.	40,777	273,075
	Frontera Energy Corp.	8,265	17,030
*	Galiano Gold, Inc.	46,170	86,173
	Genworth MI Canada, Inc.	11,771	291,672
	Gildan Activewear, Inc.	13,298	236,172
	GMP Capital, Inc.	22,300	20,145
	GoldMoney, Inc.	8,400	13,483
*	Gran Tierra Energy, Inc.	122,760	34,827
*	Guyana Goldfields, Inc.	34,600	46,497
	Hardwoods Distribution, Inc.	1,900	24,469

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Heroux-Devtek, Inc.	6,600	$46,810
	High Arctic Energy Services, Inc.	10,100	4,449
	High Liner Foods, Inc.	6,800	28,125
*	Home Capital Group, Inc.	16,933	284,819
	Horizon North Logistics, Inc.	11,120	29,223
	Hudbay Minerals, Inc.	63,353	199,124
	Husky Energy, Inc.	52,928	170,308
	iA Financial Corp., Inc.	19,844	696,751
*	IAMGOLD Corp.	128,872	643,662
	IGM Financial, Inc.	3,500	86,046
	Inter Pipeline, Ltd.	10,000	93,695
*	Interfor Corp.	15,644	181,615
*	Intertain Group, Ltd. (The)	3,800	33,993
*	Kelt Exploration, Ltd.	39,890	50,925
	Keyera Corp.	21,300	323,766
*	Kinross Gold Corp.	199,915	1,865,644
	KP Tissue, Inc.	3,200	27,904
*	Largo Resources, Ltd.	19,000	14,469
	Lassonde Industries, Inc., Class A	500	61,144
	Laurentian Bank of Canada	12,495	247,670
	Leon's Furniture, Ltd.	6,700	66,977
*	Lightstream Resources, Ltd.	32,000	0
	Linamar Corp.	11,026	329,269
	Lucara Diamond Corp.	52,116	22,567
	Lundin Mining Corp.	149,714	838,296
	Magellan Aerospace Corp.	4,179	20,810
*	Major Drilling Group International, Inc.	27,700	125,942
	Maple Leaf Foods, Inc.	2,200	48,387
	Martinrea International, Inc.	21,337	158,660
	Mediagrif Interactive Technologies, Inc.	2,900	13,532
	Medical Facilities Corp.	7,992	22,912
*	MEG Energy Corp.	55,409	146,439
	Melcor Developments, Ltd.	4,500	24,928
	Methanex Corp.	6,800	126,004
	Methanex Corp.	2,492	46,102
	MTY Food Group, Inc.	1,900	40,994
	Mullen Group, Ltd.	26,838	192,351
*	New Gold, Inc.	163,375	268,338
	NFI Group, Inc.	6,700	74,981
	Norbord, Inc.	5,400	175,878
	North American Construction Group, Ltd.	3,400	21,420
*	NuVista Energy, Ltd.	38,400	18,634
#*	Obsidian Energy, Ltd.	16,138	6,988
*	OceanaGold Corp.	171,419	449,200
	Onex Corp.	17,729	788,073
	Osisko Gold Royalties, Ltd.	20,181	236,546
#*	Painted Pony Energy, Ltd.	17,827	6,521
	Pan American Silver Corp.	44,306	1,655,558
*	Paramount Resources, Ltd., Class A	16,672	23,400
*	Parex Resources, Inc.	30,636	370,528
	Park Lawn Corp.	6,223	116,381
	Pason Systems, Inc.	5,900	28,147
	Peyto Exploration & Development Corp.	54,597	81,114
*	PHX Energy Services Corp.	11,400	8,851
	Pinnacle Renewable Energy, Inc.	4,000	13,677
	Pizza Pizza Royalty Corp.	7,500	48,434
	Polaris Infrastructure, Inc.	6,400	68,374
*	Precision Drilling Corp.	87,600	55,590
*	Premier Gold Mines, Ltd.	52,283	106,561

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Pretium Resources, Inc.	35,160	$333,370
	Quarterhill, Inc.	34,899	51,588
	Reitmans Canada, Ltd., Class A	10,700	599
	Rocky Mountain Dealerships, Inc.	5,900	20,042
	Rogers Sugar, Inc.	21,100	75,141
*	Roxgold, Inc.	78,200	96,914
	Russel Metals, Inc.	13,098	175,429
*	Sandstorm Gold, Ltd.	30,012	289,040
	Secure Energy Services, Inc.	45,410	55,938
*	Seven Generations Energy, Ltd., Class A	74,916	205,265
	ShawCor, Ltd.	19,761	39,096
	Sienna Senior Living, Inc.	10,900	83,655
#*	Sierra Wireless, Inc.	9,362	124,552
	Sleep Country Canada Holdings, Inc.	3,300	47,328
	SNC-Lavalin Group, Inc.	4,043	64,141
*	Spin Master Corp.	900	16,784
*	SSR Mining, Inc.	12,516	299,935
*	SSR Mining, Inc.	2,000	48,000
	Stantec, Inc.	1,600	51,496
	Stelco Holdings, Inc.	5,000	28,818
	Stella-Jones, Inc.	5,909	179,460
*	Storm Resources, Ltd.	23,000	25,929
	Superior Plus Corp.	30,934	269,513
*	Tamarack Valley Energy, Ltd.	61,000	37,344
*	Taseko Mines, Ltd.	51,903	33,325
	Teck Resources, Ltd., Class B	49,913	505,619
*	Teranga Gold Corp.	31,550	368,156
	Tidewater Midstream and Infrastructure, Ltd.	79,505	48,672
	Timbercreek Financial Corp.	19,632	123,556
*	TMAC Resources, Inc.	9,000	10,079
	TORC Oil & Gas, Ltd.	41,245	51,423
*	Torex Gold Resources, Inc.	19,551	342,867
	Total Energy Services, Inc.	13,332	20,902
	Tourmaline Oil Corp.	65,693	667,990
	TransAlta Corp.	85,610	559,889
	Transcontinental, Inc., Class A	19,296	222,427
	TransGlobe Energy Corp.	24,100	14,034
*	Trican Well Service, Ltd.	83,475	56,712
*	Turquoise Hill Resources, Ltd.	89,309	74,677
	Uni-Select, Inc.	12,250	70,055
	Vermilion Energy, Inc.	29,347	119,627
	VersaBank	3,835	19,870
	Wajax Corp.	6,900	49,144
	West Fraser Timber Co., Ltd.	15,631	773,935
	Western Forest Products, Inc.	106,255	83,294
	Westshore Terminals Investment Corp.	7,400	94,969
	Whitecap Resources, Inc.	120,855	199,402
	Yamana Gold, Inc.	273,095	1,773,807
TOTAL CANADA			37,855,500
CHILE — (0.1%)
*	CAP SA	11,785	88,732
	Cencosud SA	13,690	23,852
	Cia Pesquera Camanchaca SA	88,923	6,630
*	Cia Sud Americana de Vapores SA	2,958,586	76,792
	Empresa Nacional de Telecomunicaciones SA	6,390	45,564
	Empresas Hites SA	12,280	2,109
	Grupo Security SA	170,532	34,239
	Itau CorpBanca Chile SA	18,222,290	64,483

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Itau CorpBanca Chile SA, ADR	900	$4,635
*	Masisa SA	372,415	6,493
	Ripley Corp. SA	146,339	50,064
	Salfacorp SA	78,027	45,555
	Sociedad Matriz SAAM SA	862,403	62,653
	Socovesa SA	37,323	10,450
	SONDA SA	34,230	27,581
TOTAL CHILE			549,832
CHINA — (8.1%)
	AAG Energy Holdings, Ltd.	149,000	20,590
*	Advanced Technology & Materials Co., Ltd., Class A	23,600	25,007
	Agile Group Holdings, Ltd.	338,000	428,897
	Air China, Ltd., Class H	234,000	145,394
*	Aluminum Corp. of China, Ltd., Class H	930,000	239,887
	AMVIG Holdings, Ltd.	64,000	11,072
	Angang Steel Co., Ltd., Class H	374,200	104,971
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	84,200	111,889
	Anhui Xinhua Media Co., Ltd., Class A	51,300	42,947
#*	Anton Oilfield Services Group	432,000	25,170
	APT Satellite Holdings, Ltd.	81,000	25,102
	Asia Cement China Holdings Corp.	100,500	113,859
#*	AVIC International Holding HK, Ltd.	846,000	14,196
	AviChina Industry & Technology Co., Ltd., Class H	532,000	316,745
	BAIC Motor Corp., Ltd., Class H	398,000	194,090
	Bank of Chongqing Co., Ltd., Class H	124,500	65,068
	Bank of Tianjin Co., Ltd., Class H	63,000	25,361
	Bank of Zhengzhou Co., Ltd., Class H	30,800	7,396
*	Baoye Group Co., Ltd., Class H	46,000	38,962
	BBMG Corp., Class H	521,000	114,382
	Beijing Capital Development Co., Ltd., Class A	82,700	79,956
	Beijing Capital International Airport Co., Ltd., Class H	420,000	276,681
	Beijing Capital Land, Ltd., Class H	387,999	75,169
*	Beijing Enterprises Clean Energy Group, Ltd.	2,900,000	17,965
	Beijing Enterprises Holdings, Ltd.	125,000	437,442
	Beijing Enterprises Water Group, Ltd.	1,018,000	432,639
	Beijing North Star Co., Ltd., Class H	266,000	57,358
*	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	83,000	25,095
	Binhai Investment Co., Ltd.	52,000	7,938
*	Bitauto Holdings, Ltd., ADR	7,620	121,006
	Brilliance China Automotive Holdings, Ltd.	712,000	727,060
#	BYD Electronic International Co., Ltd.	40,500	142,180
	Cabbeen Fashion, Ltd.	48,000	12,078
*	Capital Environment Holdings, Ltd.	1,066,000	18,045
#*	CAR, Inc.	162,000	49,117
	Carrianna Group Holdings Co., Ltd.	118,000	8,077
	Central China Real Estate, Ltd.	166,000	81,858
*	CGN New Energy Holdings Co., Ltd.	292,000	52,770
	Chaowei Power Holdings, Ltd.	129,000	68,371
	Cheetah Mobile, Inc., ADR	10,429	25,864
	China Aerospace International Holdings, Ltd.	540,000	34,149
*	China Aerospace Times Electronics Co., Ltd., Class A	21,800	23,202
	China Aoyuan Group, Ltd.	256,000	322,839
*	China CAMC Engineering Co., Ltd., Class A	10,100	11,569
	China Cinda Asset Management Co., Ltd., Class H	2,690,000	507,299
	China Coal Energy Co., Ltd., Class H	460,000	114,004
	China Communications Construction Co., Ltd., Class H	524,000	305,241
	China Communications Services Corp., Ltd., Class H	244,000	158,179

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Development Bank Financial Leasing Co., Ltd., Class H	108,000	$14,367
*	China Dili Group	200,800	51,802
	China Eastern Airlines Corp., Ltd., ADR	4,767	84,471
#	China Eastern Airlines Corp., Ltd., Class H	186,000	66,122
#	China Electronics Huada Technology Co., Ltd.	240,000	28,275
	China Electronics Optics Valley Union Holding Co., Ltd.	656,000	41,508
	China Energy Engineering Corp., Ltd., Class H	1,244,000	131,700
	China Everbright Greentech Ltd.	157,000	68,877
	China Everbright Water, Ltd.	62,444	10,942
*	China Financial Services Holdings, Ltd.	244,000	4,910
	China Foods, Ltd.	162,000	57,934
	China Glass Holdings, Ltd.	94,000	4,922
	China Harmony Auto Holding, Ltd.	209,500	94,414
	China High Speed Transmission Equipment Group Co., Ltd.	102,000	62,212
	China Hongqiao Group, Ltd.	381,500	219,106
*	China Huiyuan Juice Group, Ltd.	110,500	4,999
	China International Marine Containers Group Co., Ltd., Class H	129,480	123,654
	China Jinmao Holdings Group, Ltd.	332,000	226,063
	China Lesso Group Holdings, Ltd.	119,000	230,230
	China Lilang, Ltd.	89,000	47,796
	China Maple Leaf Educational Systems, Ltd.	366,000	126,805
	China Merchants Land, Ltd.	330,000	54,948
#	China Merchants Port Holdings Co., Ltd.	359,299	411,093
*	China Modern Dairy Holdings, Ltd.	635,000	87,823
	China National Accord Medicines Corp., Ltd., Class A	5,600	39,953
	China National Building Material Co., Ltd., Class H	918,200	1,425,950
	China National Chemical Engineering Co., Ltd., Class A	23,700	19,557
	China National Medicines Corp., Ltd., Class A	13,000	81,921
*	China Oil & Gas Group, Ltd.	1,120,000	33,306
	China Oilfield Services, Ltd., Class H	308,000	240,314
	China Overseas Grand Oceans Group, Ltd.	394,500	238,559
	China Railway Construction Corp., Ltd., Class H	155,500	124,374
	China Reinsurance Group Corp., Class H	1,262,000	138,457
	China Resources Cement Holdings, Ltd.	500,000	684,547
	China Resources Medical Holdings Co., Ltd.	199,500	142,503
	China Resources Pharmaceutical Group, Ltd.	365,000	207,313
	China Sanjiang Fine Chemicals Co., Ltd.	169,000	58,943
	China SCE Group Holdings, Ltd.	458,000	211,130
*	China Shanshui Cement Group, Ltd.	270,000	76,015
*	China Shengmu Organic Milk, Ltd.	623,000	32,580
*	China Silver Group, Ltd.	182,000	23,493
*	China Singyes Solar Technologies Holdings, Ltd.	151,000	12,100
	China South City Holdings, Ltd.	1,034,000	105,471
	China South Publishing & Media Group Co., Ltd., Class A	18,500	28,285
#*	China Southern Airlines Co., Ltd., Class H	412,000	191,168
	China State Construction International Holdings, Ltd.	488,000	288,762
*	China Sunshine Paper Holdings Co., Ltd.	46,000	10,051
	China Taiping Insurance Holdings Co., Ltd.	406,000	720,402
#*	China Tianrui Group Cement Co., Ltd.	50,000	54,861
	China Traditional Chinese Medicine Holdings Co., Ltd.	530,000	271,062
	China Travel International Investment Hong Kong, Ltd.	538,000	79,870
	China Vast Industrial Urban Development Co., Ltd.	95,000	38,607
	China XLX Fertiliser, Ltd.	112,000	31,667
	China Yongda Automobiles Services Holdings, Ltd.	187,500	193,459
*	China Yurun Food Group, Ltd.	98,000	8,101
#	China ZhengTong Auto Services Holdings, Ltd.	255,500	36,978
	China Zheshang Bank Co., Ltd., Class H	38,000	17,420
	China Zhongwang Holdings, Ltd.	432,000	91,429
#	Chinasoft International, Ltd.	450,000	343,237

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Department Store Co., Ltd., Class A	4,700	$21,744
	Chongqing Rural Commercial Bank Co., Ltd., Class H	615,000	249,293
	Chu Kong Shipping Enterprise Group Co., Ltd.	78,000	9,382
	CIFI Holdings Group Co., Ltd.	418,779	376,450
	CIMC Enric Holdings, Ltd.	150,000	65,100
	CIMC-TianDa Holdings Co., Ltd.	380,000	9,424
*	CITIC Resources Holdings, Ltd.	702,000	28,968
	CITIC Telecom International Holdings, Ltd.	281,000	89,198
#*	Citychamp Watch & Jewellery Group, Ltd.	196,000	39,453
*	CMST Development Co., Ltd., Class A	78,700	57,351
#	Colour Life Services Group Co., Ltd.	85,346	43,380
	Concord New Energy Group, Ltd.	1,350,000	63,587
	Consun Pharmaceutical Group, Ltd.	68,000	26,109
*	Coolpad Group, Ltd.	512,000	12,188
	COSCO SHIPPING Development Co., Ltd., Class H	845,000	83,939
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	288,000	128,544
#*	Cosmo Lady China Holdings Co., Ltd.	148,000	9,545
	CP Pokphand Co., Ltd.	1,350,000	129,004
#	CPMC Holdings, Ltd.	145,000	66,692
#*	CT Environmental Group, Ltd.	532,000	4,379
	Da Ming International Holdings, Ltd.	72,000	13,522
	Dalian Port PDA Co., Ltd., Class H	284,000	25,660
	Dashang Co., Ltd., Class A	12,618	47,017
*	Datong Coal Industry Co., Ltd., Class A	93,800	70,857
	Dawnrays Pharmaceutical Holdings, Ltd.	184,000	21,175
*	Differ Group Holding Co., Ltd.	346,000	28,135
	Dongfeng Motor Group Co., Ltd., Class H	202,000	144,608
	Dongjiang Environmental Co., Ltd., Class H	14,800	9,241
	Dongyue Group, Ltd.	282,000	124,253
	EVA Precision Industrial Holdings, Ltd.	164,000	8,103
*	Fang Holdings, Ltd., ADR	831	10,854
*	Fangda Carbon New Material Co., Ltd., Class A	75,180	73,821
	Fantasia Holdings Group Co., Ltd.	432,000	89,221
	Far East Horizon, Ltd.	524,000	432,300
	Financial Street Holdings Co., Ltd., Class A	67,200	66,425
	Fosun International, Ltd.	606,000	691,004
	Fufeng Group, Ltd.	367,000	133,243
	Fujian Longking Co., Ltd., Class A	40,900	53,620
#*	Fullshare Holdings, Ltd.	2,040,000	38,733
#*	GCL-Poly Energy Holdings, Ltd.	3,352,000	103,898
	Gemdale Properties & Investment Corp., Ltd.	1,168,000	206,744
	Genertec Universal Medical Group Co., Ltd.	257,000	164,694
*	Glorious Property Holdings, Ltd.	64,000	2,477
	Golden Eagle Retail Group, Ltd.	10,000	9,840
	Golden Wheel Tiandi Holdings Co., Ltd.	110,000	7,093
	Goldlion Holdings, Ltd.	60,000	11,379
*	GOME Retail Holdings, Ltd.	465,000	67,227
*	Grand Baoxin Auto Group, Ltd.	153,000	25,092
	Grandjoy Holdings Group Co., Ltd., Class A	31,300	24,589
	Great Wall Motor Co., Ltd., Class H	379,000	369,994
	Greatview Aseptic Packaging Co., Ltd.	145,000	55,022
	Greenland Hong Kong Holdings, Ltd.	219,000	70,752
	Greentown China Holdings, Ltd.	160,500	187,102
*	Guanghui Energy Co., Ltd., Class A	139,750	58,886
	Guangshen Railway Co., Ltd., Class H	366,000	69,454
	Guangzhou R&F Properties Co., Ltd., Class H	306,800	354,098
*	Guolian Securities Co., Ltd., Class H	62,000	27,967
#*	Guorui Properties, Ltd.	215,000	31,940
*	Haichang Ocean Park Holdings, Ltd.	264,000	16,374

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hainan Meilan International Airport Co., Ltd., Class H	36,000	$217,730
	Haitian International Holdings, Ltd.	70,000	161,062
	Harbin Bank Co., Ltd., Class H	258,000	39,995
*	Harbin Electric Co., Ltd., Class H	166,000	60,247
*	Harbin Pharmaceutical Group Co., Ltd., Class A	112,200	56,839
*	Harmonicare Medical Holdings, Ltd.	118,000	5,824
#*	HC Group, Inc.	168,000	26,010
*	Hilong Holding, Ltd.	231,000	6,569
	Hisense Home Appliances Group Co., Ltd., Class H	90,000	97,735
	HKC Holdings, Ltd.	41,000	23,996
*	Honghua Group, Ltd.	573,000	20,731
	Honworld Group, Ltd.	49,000	17,840
	Hopson Development Holdings, Ltd.	170,000	222,860
*	Hua Han Health Industry Holdings, Ltd.	764,000	19,597
#*	Hua Hong Semiconductor, Ltd.	97,000	427,064
	Huishang Bank Corp., Ltd., Class H	173,800	57,221
	Hunan Gold Corp., Ltd., Class A	19,200	27,080
	Inner Mongolia Yitai Coal Co., Ltd., Class H	28,300	16,961
*	Inspur International, Ltd.	72,000	22,318
	Jiangnan Group, Ltd.	1,026,000	47,698
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	29,000	62,875
	Jiangxi Copper Co., Ltd., Class H	299,000	357,376
	Jiayuan International Group, Ltd.	217,418	102,400
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	30,868	8,939
	Jinduicheng Molybdenum Co., Ltd., Class A	20,700	19,774
	Jingrui Holdings, Ltd.	113,000	29,855
*	JinkoSolar Holding Co., Ltd., ADR	9,956	190,657
	Joy City Property, Ltd.	934,000	72,352
	Ju Teng International Holdings, Ltd.	238,000	83,401
	K Wah International Holdings, Ltd.	225,000	94,959
	Kaisa Group Holdings, Ltd.	626,000	278,204
*	Kangda International Environmental Co., Ltd.	94,000	8,851
#*	Kasen International Holdings, Ltd.	167,000	21,360
	Kingboard Holdings, Ltd.	160,500	469,407
	Kingboard Laminates Holdings, Ltd.	208,000	233,995
	Kunlun Energy Co., Ltd.	926,000	775,777
	KWG Group Holdings, Ltd.	304,000	542,231
	Launch Tech Co., Ltd., Class H	62,500	26,628
	Lee & Man Chemical Co., Ltd.	50,000	18,589
	Lee & Man Paper Manufacturing, Ltd.	302,000	186,691
	Lee's Pharmaceutical Holdings, Ltd.	48,000	37,905
	Legend Holdings Corp., Class H	106,600	138,659
*	LexinFintech Holdings, Ltd., ADR	11,944	101,643
*	Lianhua Supermarket Holdings Co., Ltd., Class H	70,000	13,420
*	Lifestyle China Group, Ltd.	194,000	40,114
	Logan Group Co., Ltd.	150,000	259,952
	Lonking Holdings, Ltd.	461,000	151,855
	Luye Pharma Group, Ltd.	327,500	206,999
	LVGEM China Real Estate Investment Co., Ltd.	210,000	66,110
	Maoye International Holdings, Ltd.	188,000	9,224
	Metallurgical Corp. of China, Ltd., Class H	685,000	115,881
	Minmetals Land, Ltd.	340,000	42,156
	Minsheng Education Group Co., Ltd.	54,000	7,533
	Minth Group, Ltd.	162,000	482,133
*	MMG, Ltd.	520,000	137,373
	Modern Land China Co., Ltd.	247,600	32,009
	Momo, Inc., Sponsored ADR	5,839	107,846
*	Nan Hai Corp., Ltd.	1,800,000	12,996
*	Nanjing Sample Technology Co., Ltd., Class H	29,500	8,382

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Nature Home Holding Co., Ltd.	88,000	$11,018
	NetDragon Websoft Holdings, Ltd.	25,000	71,471
*	New World Department Store China, Ltd.	124,000	20,169
	Nexteer Automotive Group, Ltd.	214,000	135,683
#	Nine Dragons Paper Holdings, Ltd.	396,000	415,932
	Northeast Securities Co., Ltd., Class A	51,900	83,416
	NVC Lighting Holdings, Ltd.	124,000	1,953
	Offshore Oil Engineering Co., Ltd., Class A	93,200	64,302
	Overseas Chinese Town Asia Holdings, Ltd.	50,000	10,916
	Pacific Online, Ltd.	71,000	10,793
#*	Panda Green Energy Group, Ltd.	574,000	22,217
*	Parkson Retail Group, Ltd.	316,500	12,898
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	35,800	25,958
	Poly Property Group Co., Ltd.	541,000	170,387
*	Pou Sheng International Holdings, Ltd.	447,000	97,710
	Powerlong Real Estate Holdings, Ltd.	329,000	201,054
	Qinhuangdao Port Co., Ltd., Class H	148,000	23,287
	Red Star Macalline Group Corp., Ltd., Class H	131,120	89,859
	Ronshine China Holdings, Ltd.	162,500	145,012
*	RYB Education, Inc., ADR	4,837	13,519
	Sany Heavy Equipment International Holdings Co., Ltd.	203,000	106,283
	Sealand Securities Co., Ltd., Class A	65,200	52,605
	Seazen Group, Ltd.	424,000	402,101
*	Secoo Holding, Ltd., ADR	6,799	17,881
	Shandong Chenming Paper Holdings, Ltd., Class H	93,000	44,029
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	28,600	16,473
	Shanghai Industrial Development Co., Ltd., Class A	59,300	46,345
	Shanghai Industrial Holdings, Ltd.	124,000	180,920
	Shanghai Industrial Urban Development Group, Ltd.	526,000	57,757
	Shanghai Jin Jiang Capital Co., Ltd., Class H	290,000	49,784
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	28,900	71,906
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	33,300	59,205
	Shanghai Prime Machinery Co., Ltd., Class H	150,000	17,038
	Shanghai Shimao Co., Ltd., Class A	66,600	41,597
	Shanghai Tunnel Engineering Co., Ltd., Class A	53,000	45,733
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	19,600	14,910
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	99,100	90,516
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	152,200	77,441
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	119,730	72,224
*	Shengjing Bank Co., Ltd., Class H	95,000	87,023
	Shenzhen International Holdings, Ltd.	226,852	370,209
	Shenzhen Investment, Ltd.	819,199	257,033
	Shenzhen Zhenye Group Co., Ltd., Class A	14,700	17,444
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	86,300	57,920
	Shimao Group Holdings, Ltd.	170,500	723,488
	Shougang Fushan Resources Group, Ltd.	646,000	147,927
	Shui On Land, Ltd.	943,500	140,075
	Sihuan Pharmaceutical Holdings Group, Ltd.	888,000	90,702
*	SINA Corp.	15,088	608,801
	Sinochem International Corp., Class A	58,300	47,449
	Sinofert Holdings, Ltd.	518,000	46,824
	Sinoma International Engineering Co., Class A	72,700	62,323
	Sino-Ocean Group Holding, Ltd.	740,000	178,515
	Sinopec Engineering Group Co., Ltd., Class H	312,500	138,518
	Sinopec Kantons Holdings, Ltd.	254,000	110,729
	Sinopharm Group Co., Ltd., Class H	97,600	232,608
*	Sinosoft Technology Group, Ltd.	53,000	13,674
	Sinotrans, Ltd., Class H	538,000	112,435
	Sinotruk Hong Kong, Ltd.	128,500	401,004

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Skyworth Group, Ltd.	520,000	$164,383
#*	SMI Holdings Group, Ltd.	265,598	6,426
*	Sogou, Inc., ADR	18,089	155,927
*	SOHO China, Ltd.	495,500	184,187
*	SRE Group, Ltd.	1,708,000	5,959
*	Starrise Media Holdings, Ltd.	82,000	4,127
	Sun King Power Electronics Group	146,000	32,784
	Suning Universal Co., Ltd., Class A	36,974	18,227
#*	Sunshine 100 China Holdings, Ltd.	231,000	40,065
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	11,200	14,402
	Symphony Holdings, Ltd.	280,000	31,436
	Tangshan Jidong Cement Co., Ltd., Class A	22,800	62,600
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	54,200	48,404
	TBEA Co., Ltd., Class A	18,100	22,647
	TCL Electronics Holdings, Ltd.	176,000	104,353
*	Tenwow International Holdings, Ltd.	120,000	1,104
	Texhong Textile Group, Ltd.	61,000	46,623
	Textainer Group Holdings, Ltd.	6,461	54,276
#	Tian An China Investment Co., Ltd.	133,000	70,415
	Tian Di Science & Technology Co., Ltd., Class A	116,000	51,367
*	Tian Ge Interactive Holdings, Ltd.	100,000	12,749
*	Tian Shan Development Holding, Ltd.	62,000	24,642
	Tiangong International Co., Ltd.	194,000	63,588
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	110,000	35,791
	Tianjin Port Development Holdings, Ltd.	478,000	35,725
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	26,200	71,748
#	Tianneng Power International, Ltd.	178,000	413,169
	Tianyun International Holdings, Ltd.	66,000	7,500
*	Tibet Water Resources, Ltd.	488,000	31,173
	Tomson Group, Ltd.	136,160	28,975
#	Tong Ren Tang Technologies Co., Ltd., Class H	133,000	98,114
	Tongda Group Holdings, Ltd.	1,220,000	70,952
#	Top Spring International Holdings, Ltd.	79,000	11,622
*	Trigiant Group, Ltd.	238,000	31,989
*	Trip.com Group Ltd., ADR	27,774	755,453
*	Tuniu Corp., Sponsored ADR	11,513	11,743
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	36,400	42,743
	Wangfujing Group Co., Ltd., Class A	32,600	285,376
	Wasion Holdings, Ltd.	140,000	42,482
	Weifu High-Technology Group Co., Ltd., Class A	16,200	51,161
	West China Cement, Ltd.	698,000	148,761
	Xiamen International Port Co., Ltd., Class H	230,000	23,131
	Xingda International Holdings, Ltd.	227,086	46,120
	Xingfa Aluminium Holdings, Ltd.	46,000	51,714
*	Xinming China Holdings, Ltd.	46,000	6,047
	Xinyuan Real Estate Co., Ltd., ADR	14,353	30,428
	Xtep International Holdings, Ltd.	321,467	96,315
	Yang Quan Coal Industry Group Co., Ltd., Class A	58,616	40,889
	Yanzhou Coal Mining Co., Ltd., Class H	426,000	332,997
*	Yashili International Holdings, Ltd.	225,000	17,137
	Yeebo International Holdings, Ltd.	102,000	21,461
#	Yip's Chemical Holdings, Ltd.	78,000	21,750
*	Yiren Digital, Ltd., Sponsored ADR	24,354	87,431
*	Youyuan International Holdings, Ltd.	79,000	497
	Yuexiu Property Co., Ltd.	1,750,000	320,842
	Yuzhou Group Holdings Co., Ltd.	459,364	206,382
	Zhaojin Mining Industry Co., Ltd., Class H	15,000	19,007
	Zhejiang Runtu Co., Ltd., Class A	8,300	11,370

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yasha Decoration Co., Ltd., Class A	5,700	$12,539
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	53,400	24,679
	Zhong An Group, Ltd.	445,000	15,216
	Zhongyuan Bank Co., Ltd., Class H	145,000	19,836
*	Zhuhai Holdings Investment Group, Ltd.	132,000	23,345
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	110,700	388,859
TOTAL CHINA			39,563,149
COLOMBIA — (0.1%)
	Cementos Argos SA	61,518	60,315
	Grupo Argos SA	45,600	124,597
	Grupo de Inversiones Suramericana SA	18,677	97,062
	Mineros SA	14,776	15,041
TOTAL COLOMBIA			297,015
DENMARK — (1.9%)
*	ALK-Abello A.S.	97	27,523
*	Alm Brand A.S.	12,876	131,168
*	Bang & Olufsen A.S.	27,003	51,619
*	BankNordik P/F	1,321	22,355
*	Brodrene Hartmann A.S.	569	40,834
*	Columbus A.S.	16,530	20,596
	D/S Norden A.S.	7,133	107,705
*	Danske Bank A.S.	95,118	1,540,524
*	DFDS A.S.	11,348	352,272
*	Drilling Co. of 1972 A.S. (The)	3,258	74,808
*	FLSmidth & Co. A.S.	13,033	388,944
*	GronlandsBANKEN A.S.	210	19,787
	H Lundbeck A.S.	12,841	468,184
*	H+H International A.S., Class B	7,071	121,287
*	Harboes Bryggeri A.S., Class B	929	8,461
*	ISS A.S.	25,463	392,955
*	Jyske Bank A.S.	18,160	579,063
*	Matas A.S.	11,922	119,634
*	Nilfisk Holding A.S.	2,969	40,586
*	NKT A.S.	6,370	177,125
	NNIT A.S.	2,174	40,989
*	North Media A.S.	1,885	16,684
	Pandora A.S.	22,193	1,411,503
*	Parken Sport & Entertainment A.S.	2,080	25,333
	Per Aarsleff Holding A.S.	6,694	256,361
	Ringkjoebing Landbobank A.S.	7,785	578,842
	Rockwool International A.S., Class A	983	288,152
	Rockwool International A.S., Class B	1,153	371,973
	RTX A.S.	1,806	67,070
	Scandinavian Tobacco Group A.S., Class A	19,548	287,518
	Schouw & Co., A.S.	3,920	320,778
	Solar A.S., Class B	1,306	53,618
*	Spar Nord Bank A.S.	28,409	234,058
*	Sydbank A.S.	17,418	330,821
*	Tivoli A.S.	375	40,599
	Topdanmark A.S.	6,250	267,289
	TORM P.L.C.	6,338	47,239
*	Vestjysk Bank A.S.	146,955	67,555
TOTAL DENMARK			9,391,812
FINLAND — (1.5%)
	Ahlstrom-Munksjo Oyj	16,181	250,371

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Aktia Bank Oyj	10,563	$107,999
	Altia Oyj	2,202	20,729
	Aspo Oyj	4,867	33,678
	Atria Oyj	4,682	47,002
*	Bittium Oyj	5,009	37,976
	Cargotec Oyj, Class B	7,354	219,286
	Digia Oyj	2,936	18,487
	Enento Group Oyj	3,370	142,949
*	Finnair Oyj	143,198	79,828
	Fiskars Oyj Abp	10,426	145,678
*	HKScan Oyj, Class A	8,775	20,244
*	Huhtamaki Oyj	8,684	387,100
	Kemira Oyj	23,486	311,067
	Kesko Oyj, Class A	13,328	271,453
	Kesko Oyj, Class B	17,914	379,849
	Konecranes Oyj	13,022	330,807
	Metsa Board Oyj	38,048	297,856
	Metso Outotec Oyj	13,235	85,417
	Neles Oyj	3,078	43,896
	Nokian Renkaat Oyj	23,906	570,349
	Oriola Oyj, Class A	4,300	10,218
	Oriola Oyj, Class B	28,797	62,596
*	Outokumpu Oyj	66,212	176,866
*	Pihlajalinna Oyj	824	14,091
	Raisio Oyj, Class V	20,729	75,839
	Rapala VMC Oyj	2,534	8,176
	Sanoma Oyj	19,907	223,008
	Stora Enso Oyj, Class R	130,484	1,636,492
*	Teleste Oyj	3,463	17,376
	Terveystalo Oyj	10,627	110,520
	TietoEVRY Oyj	17,688	519,535
	Uponor Oyj	13,653	228,664
	Wartsila Oyj Abp	47,847	400,181
	YIT Oyj	44,137	256,474
TOTAL FINLAND			7,542,057
FRANCE — (4.1%)
*	Air France-KLM	5,347	21,942
	AKWEL	2,241	35,416
	Albioma SA	2,766	123,654
*	Amplitude Surgical SAS	3,965	9,948
	Arkema SA	10,149	1,055,853
	Assystem SA	1,223	30,740
*	Atos SE	15,454	1,321,458
*	Axway Software SA	1,894	43,997
	Beneteau SA	6,327	45,676
	Bigben Interactive	4,235	69,504
	Boiron SA	1,113	43,724
	Bonduelle SCA	4,150	99,121
	Burelle SA	63	36,625
*	Casino Guichard Perrachon SA	12,265	339,973
*	CGG SA	137,896	118,034
	Chargeurs SA	3,832	63,969
	Cie des Alpes	2,401	42,319
	Cie Plastic Omnium SA	11,175	224,916
*	CNP Assurances	25,157	305,554
*	Coface SA	22,150	175,671
	Derichebourg SA	23,770	68,727
*	Eiffage SA	12,656	1,106,044

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Elior Group SA	22,342	$123,736
*	Elis SA	38,607	469,072
*	Eramet	2,084	56,754
*	Esso SA Francaise	936	14,198
	Etablissements Maurel et Prom SA	14,368	28,437
*	Europcar Mobility Group	28,169	43,762
	Eutelsat Communications SA	43,783	442,762
*	Exel Industries, Class A	396	16,749
*	Faurecia SE	14,836	572,933
*	Fleury Michon SA	380	10,873
*	Fnac Darty SA	4,331	169,565
*	GL Events	2,053	26,584
*	Groupe Crit	634	35,286
*	Groupe Open	1,154	20,424
	Guerbet	1,201	42,484
	Haulotte Group SA	3,289	17,546
*	HERIGE SADCS	241	6,516
*	HEXAOM	794	29,833
	Iliad SA	7,137	1,395,794
	Imerys SA	6,047	224,045
*	Ingenico Group SA	7,869	1,273,467
	IPSOS	10,300	273,376
	Jacquet Metal Service SA	2,930	37,002
*	Korian SA	14,231	583,370
*	Lagardere SCA	14,056	213,841
	Laurent-Perrier	630	55,632
*	Le Belier	479	21,336
	Linedata Services	828	23,151
*	LISI	5,553	124,841
*	Maisons du Monde SA	9,804	150,116
*	Manitou BF SA	2,169	40,061
	Manutan International	765	48,685
*	Mersen SA	4,167	112,415
*	Natixis SA	149,671	366,094
*	Nexans SA	7,808	406,951
	Nexity SA	8,545	291,015
	NRJ Group	4,442	32,015
*	OL Groupe SA	4,185	10,650
	Publicis Groupe SA	24,060	769,344
	Quadient	9,790	144,741
*	Renault SA	11,260	267,597
*	Rexel SA	83,061	985,823
*	Rothschild & Co.	8,568	218,591
	Samse SA	101	14,858
*	Savencia SA	1,209	69,643
*	SCOR SE	39,667	1,020,909
	Seche Environnement SA	1,014	38,539
	SES SA	59,392	420,118
	Societe BIC SA	4,643	275,062
	SPIE SA	26,964	438,924
*	Stef SA	798	61,219
	Synergie SA	1,714	40,372
*	Tarkett SA	9,449	117,857
*	Television Francaise 1	9,918	56,895
	Total Gabon	282	39,002
	Trigano SA	1,017	116,076
	Union Financiere de France BQE SA	1,051	19,220
	Valeo SA	53,015	1,360,491
#*	Vallourec SA	1,850	61,642

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vetoquinol SA	746	$60,167
	Vicat SA	4,938	162,689
	VIEL & Cie SA	3,477	20,699
	Vilmorin & Cie SA	1,543	90,651
*	Vranken-Pommery Monopole SA	1,043	16,063
*	X-Fab Silicon Foundries SE	4,159	14,825
TOTAL FRANCE			20,096,253
GERMANY — (4.7%)
	1&1 Drillisch AG	11,903	315,243
	7C Solarparken AG	4,336	18,090
*	Aareal Bank AG	14,622	267,553
*	ADVA Optical Networking SE	13,991	116,613
	All for One Group SE	250	12,806
*	Allgeier SE	576	29,595
	Aurubis AG	9,099	606,840
*	Bauer AG	2,540	27,891
	BayWa AG	4,365	137,050
	Bertrandt AG	1,590	59,237
*	Bijou Brigitte AG	1,051	31,749
	Bilfinger SE	7,305	127,570
	Borussia Dortmund GmbH & Co. KGaA	10,069	66,345
*	CECONOMY AG	18,735	66,769
*	CENIT AG	1,070	12,317
*	Centrotec SE	825	13,691
	Cewe Stiftung & Co. KGAA	292	32,851
*	comdirect bank AG	4,263	69,025
*	Commerzbank AG	218,384	1,122,308
*	Corestate Capital Holding SA	2,886	61,518
	Covestro AG	37,361	1,449,883
	CropEnergies AG	6,697	71,880
#*	Deutsche Lufthansa AG	50,749	445,244
*	Deutsche Pfandbriefbank AG	41,103	260,389
*	Deutz AG	37,189	186,334
	DMG Mori AG	1,172	55,795
*	Draegerwerk AG & Co. KGaA	699	54,889
#	Duerr AG	8,384	229,669
	Elmos Semiconductor SE	2,524	61,863
#*	ElringKlinger AG	5,131	31,110
	FORTEC Elektronik AG	585	11,644
#*	Fraport AG Frankfurt Airport Services Worldwide	6,941	271,336
	Freenet AG	26,565	453,424
	GEA Group AG	33,066	1,193,537
	Gerresheimer AG	4,918	565,761
	Gesco AG	2,252	40,705
	GFT Technologies SE	4,908	60,871
*	Grammer AG	561	11,765
*	H&R GmbH & Co. KGaA	2,693	18,020
#	Hapag-Lloyd AG	4,701	258,829
	HeidelbergCement AG	22,177	1,230,722
#*	Heidelberger Druckmaschinen AG	58,273	48,818
	Hella GmbH & Co KGaA	8,240	359,899
*	Highlight Communications AG	1,774	7,457
	Hornbach Baumarkt AG	2,035	74,791
	Hornbach Holding AG & Co. KGaA	2,631	253,171
	Hugo Boss AG	6,613	180,138
*	Indus Holding AG	4,931	168,433
*	Instone Real Estate Group AG	6,076	155,732
	Jenoptik AG	9,321	233,582

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	JOST Werke AG	2,189	$80,048
#	K+S AG	53,877	357,379
	KION Group AG	13,351	1,020,363
*	Kloeckner & Co. SE	21,008	132,649
*	Koenig & Bauer AG	2,894	63,161
	Krones AG	3,314	201,345
	KSB SE & Co. KGaA	12	3,683
	KWS Saat SE & Co., KGaA	2,415	187,114
*	Lanxess AG	17,402	902,567
*	Leifheit AG	2,166	68,945
#*	Leoni AG	7,903	64,902
#*	Manz AG	474	11,724
*	Mediclin AG	5,270	24,857
	METRO AG	56,322	513,847
	MLP SE	16,386	100,585
*	Nordex SE	12,259	126,910
	Norma Group SE	5,474	152,261
	Patrizia AG	13,313	364,920
	PNE AG	16,656	98,564
*	ProSiebenSat.1 Media SE	18,010	186,938
	QSC AG	20,013	30,718
	Rheinmetall AG	9,752	922,017
*	RTL Group SA	4,352	143,594
*	SAF-Holland SE	14,002	94,701
*	Salzgitter AG	9,223	125,219
*	Schaltbau Holding AG	903	28,372
	Schloss Wachenheim AG	204	3,460
*	SGL Carbon SE	9,662	35,665
	Siltronic AG	1,160	105,827
*	Sixt SE	2,409	178,246
*	SMA Solar Technology AG	580	16,985
*	SMT Scharf AG	967	9,118
	Softing AG	1,101	6,633
	Software AG	13,806	641,789
	Stabilus SA	4,241	213,470
	Suedzucker AG	17,079	285,055
*	SUESS MicroTec SE	4,556	66,158
	Surteco Group SE	1,940	48,434
	Syzygy AG	1,064	5,895
*	Takkt AG	9,644	118,769
*	Talanx AG	10,552	384,130
*	Technotrans SE	1,533	26,799
*	Tele Columbus AG	11,672	48,150
	Telefonica Deutschland Holding AG	192,037	523,984
	Uniper SE	29,471	1,017,431
	United Internet AG	19,056	864,702
	VERBIO Vereinigte BioEnergie AG	6,468	80,492
*	Vossloh AG	2,607	117,743
*	Wacker Chemie AG	3,778	342,761
#*	Wacker Neuson SE	7,684	136,378
	Wuestenrot & Wuerttembergische AG	5,318	89,576
TOTAL GERMANY			23,015,785
GREECE — (0.1%)
	Bank of Greece	3,495	53,954
*	Ellaktor SA	29,101	37,507
*	Intracom Holdings SA	11,350	8,494
*	Marfin Investment Group Holdings SA	113,313	7,509
	Mytilineos SA	11,344	106,039

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Piraeus Bank SA	47,585	$65,654
TOTAL GREECE			279,157
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co., Ltd.	38,000	26,202
	Allied Properties HK, Ltd.	374,000	92,213
	Asia Financial Holdings, Ltd.	32,000	14,976
	Associated International Hotels, Ltd.	12,000	21,441
	Automated Systems Holdings, Ltd.	110,400	13,533
	BOC Aviation, Ltd.	43,200	250,061
	BOCOM International Holdings Co., Ltd.	134,000	17,478
	Bright Smart Securities & Commodities Group, Ltd.	110,000	27,287
*	Brightoil Petroleum Holdings, Ltd.	238,000	8,638
*	Burwill Holdings, Ltd.	664,000	1,139
#	Cathay Pacific Airways, Ltd.	157,000	106,006
	Century City International Holdings, Ltd.	360,000	19,513
	Cheuk Nang Holdings, Ltd.	37,114	17,222
	Chevalier International Holdings, Ltd.	20,000	24,995
*	China Boton Group Co., Ltd.	52,000	12,283
#*	China Energy Development Holdings, Ltd.	1,454,000	28,323
*	China Tonghai International Financial, Ltd.	330,000	10,154
	Chong Hing Bank, Ltd.	43,000	49,542
	Chow Sang Sang Holdings International, Ltd.	82,000	87,411
	Chuang's Consortium International, Ltd.	180,000	22,749
	CNQC International Holdings, Ltd.	115,000	9,215
	CNT Group, Ltd.	150,000	7,271
	CSI Properties, Ltd.	1,310,000	40,224
*	CW Group Holdings, Ltd.	183,500	1,025
	Dah Sing Banking Group, Ltd.	88,000	79,559
	Dah Sing Financial Holdings, Ltd.	39,200	108,328
	Eagle Nice International Holdings, Ltd.	44,000	15,444
*	Emperor Capital Group, Ltd.	780,000	16,238
	Emperor International Holdings, Ltd.	270,000	42,525
	Far East Consortium International, Ltd.	278,882	82,770
	Fiber Optic Center, Inc.	344,000	2,330
*	FIH Mobile, Ltd.	833,000	92,373
	First Pacific Co., Ltd.	576,000	120,256
*	First Shanghai Investments, Ltd.	208,000	10,346
	Fountain SET Holdings, Ltd.	142,000	16,487
	Get Nice Financial Group, Ltd.	105,050	9,216
	Get Nice Holdings, Ltd.	2,022,000	44,112
	Giordano International, Ltd.	210,000	30,924
*	Goodbaby International Holdings, Ltd.	231,000	38,460
	Great Eagle Holdings, Ltd.	32,000	72,442
#	Guotai Junan International Holdings, Ltd.	650,000	92,391
#	Haitong International Securities Group, Ltd.	568,657	153,565
	Hang Lung Group, Ltd.	208,000	503,360
	Hanison Construction Holdings, Ltd.	105,877	13,935
	Harbour Centre Development, Ltd.	17,000	17,062
	HKR International, Ltd.	199,040	79,386
	Hon Kwok Land Investment Co., Ltd.	54,000	18,119
#*	Hong Kong Finance Investment Holding Group, Ltd.	274,000	23,329
	Hongkong & Shanghai Hotels, Ltd. (The)	135,716	111,274
	Hsin Chong Group Holdings, Ltd.	532,000	4,503
	IPE Group, Ltd.	75,000	6,443
*	IRC, Ltd.	1,186,000	15,152
	IT, Ltd.	102,000	13,172
	ITC Properties Group, Ltd.	80,062	8,979
	Jacobson Pharma Corp., Ltd.	180,000	26,045

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings, Ltd.	69,000	$126,988
*	Kader Holdings Co., Ltd.	136,000	11,077
	Kerry Logistics Network, Ltd.	131,500	215,543
	Kerry Properties, Ltd.	150,000	356,940
	Kowloon Development Co., Ltd.	55,000	58,599
	Lai Sun Development Co., Ltd.	58,800	62,908
	Lai Sun Garment International, Ltd.	60,649	61,529
*	Landing International Development, Ltd.	385,200	12,090
	Landsea Green Properties Co., Ltd.	264,000	22,487
	Liu Chong Hing Investment, Ltd.	40,000	33,912
*	Long Well International Holdings, Ltd.	1,212,000	3,456
	Luk Fook Holdings International, Ltd.	77,000	165,172
	Luks Group Vietnam Holdings Co., Ltd.	30,000	4,842
	Lung Kee Bermuda Holdings	32,000	8,672
*	Macau Legend Development, Ltd.	523,000	67,513
*	Meilleure Health International Industry Group, Ltd.	192,000	8,072
#	Melco International Development, Ltd.	108,000	203,883
*	Midland Holdings, Ltd.	95,517	9,000
	Ming Fai International Holdings, Ltd.	106,000	9,027
	Miramar Hotel & Investment	48,000	77,057
	Modern Dental Group, Ltd.	151,000	25,752
	Nameson Holdings, Ltd.	134,000	6,225
#*	NewOcean Energy Holdings, Ltd.	242,000	22,197
#	NWS Holdings, Ltd.	157,000	121,697
	Pacific Andes International Holdings, Ltd.	668,000	2,362
	Pacific Basin Shipping, Ltd.	1,042,000	127,943
	Pacific Textiles Holdings, Ltd.	106,000	49,542
	Paliburg Holdings, Ltd.	86,000	20,294
*	PC Partner Group, Ltd.	28,000	5,571
	Pico Far East Holdings, Ltd.	154,000	20,271
	Polytec Asset Holdings, Ltd.	332,700	30,942
	Public Financial Holdings, Ltd.	76,000	18,650
	Regal Hotels International Holdings, Ltd.	68,000	25,016
	SAS Dragon Holdings, Ltd.	64,000	19,488
	Shangri-La Asia, Ltd.	276,000	199,701
	Shenwan Hongyuan HK, Ltd.	65,000	8,892
#	Singamas Container Holdings, Ltd.	432,000	20,063
	Sino Land Co., Ltd.	122,000	147,826
	Sitoy Group Holdings, Ltd.	81,000	3,870
	SmarTone Telecommunications Holdings, Ltd.	75,000	39,169
	Soundwill Holdings, Ltd.	23,500	20,633
*	South China Holdings Co., Ltd.	190,000	3,235
	Stella International Holdings, Ltd.	95,500	92,880
	Sun Hung Kai & Co., Ltd.	143,000	55,213
	Swire Pacific, Ltd., Class A	96,500	475,181
	Swire Pacific, Ltd., Class B	147,500	130,639
	Tao Heung Holdings, Ltd.	133,000	15,111
	Television Broadcasts, Ltd.	50,300	58,623
	Texwinca Holdings, Ltd.	188,000	26,693
#*	Town Health International Medical Group, Ltd.	764,000	12,716
	Transport International Holdings, Ltd.	43,536	81,015
	United Laboratories International Holdings, Ltd. (The)	28,000	26,133
	Value Partners Group, Ltd.	155,000	78,098
	Vedan International Holdings, Ltd.	80,000	8,361
#	VSTECS Holdings, Ltd.	144,000	84,645
	Wai Kee Holdings, Ltd.	48,000	23,506
	Wharf Holdings, Ltd. (The)	270,000	458,709
	Wing On Co. International, Ltd.	20,000	45,426
	Wing Tai Properties, Ltd.	72,000	39,336

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Yue Yuen Industrial Holdings, Ltd.	129,500	$205,535
	Zensun Enterprises, Ltd.	390,000	22,168
TOTAL HONG KONG			7,175,520
INDIA — (2.8%)
	Aarti Drugs, Ltd.	1,309	30,353
	ACC, Ltd.	653	12,441
	Adani Enterprises, Ltd.	44,145	104,312
	Adani Gas, Ltd.	17,651	35,956
*	Adani Transmissions, Ltd.	34,821	109,505
*	Aditya Birla Capital, Ltd.	41,420	30,081
	Advanced Enzyme Technologies, Ltd.	4,649	11,780
	Alembic, Ltd.	15,848	16,768
	Allcargo Logistics, Ltd.	6,482	8,112
	Amara Raja Batteries, Ltd.	494	4,680
	Ambuja Cements, Ltd.	65,277	191,017
	Apar Industries, Ltd.	1,626	6,561
	APL Apollo Tubes, Ltd.	760	18,290
	Apollo Tyres, Ltd.	59,452	85,817
*	Arvind Fashions, Ltd.	8,145	13,344
	Ashok Leyland, Ltd.	157,535	102,310
*	Aster DM Healthcare, Ltd.	4,567	8,027
	Aurobindo Pharma, Ltd.	36,845	432,409
	Balmer Lawrie & Co., Ltd.	13,192	19,467
	Balrampur Chini Mills, Ltd.	23,334	39,182
*	Bank of Baroda	72,204	44,921
*	Bank of Maharashtra	144,375	23,484
	Bannari Amman Sugars, Ltd.	400	6,838
	BASF India, Ltd.	768	13,744
	BEML, Ltd.	1,599	13,674
	Bharat Electronics, Ltd.	86,675	111,229
	Bharat Forge, Ltd.	15,597	79,342
	Bharat Heavy Electricals, Ltd.	142,826	68,943
	Bharti Infratel, Ltd.	4,492	11,505
	Birla Corp., Ltd.	4,098	32,602
*	Birlasoft, Ltd.	27,966	44,574
	Bliss Gvs Pharma, Ltd.	9,745	13,962
	Bodal Chemicals, Ltd.	4,733	4,657
*	Borosil, Ltd.	2,927	5,790
	Brigade Enterprises, Ltd.	11,603	21,731
	Cadila Healthcare, Ltd.	3,517	18,360
	Can Fin Homes, Ltd.	2,961	14,456
*	Canara Bank	32,170	43,714
	Ceat, Ltd.	4,557	52,810
	Century Textiles & Industries, Ltd.	3,284	13,475
	Chambal Fertilizers & Chemicals, Ltd.	29,997	63,224
	Chennai Super Kings Cricket, Ltd.	33,314	188
*	Cholamandalam Financial Holdings, Ltd.	4,213	18,623
	Cholamandalam Investment and Finance Co., Ltd.	23,817	64,353
	City Union Bank, Ltd.	44,319	71,610
	Cochin Shipyard, Ltd.	5,431	23,860
	Coforge, Ltd.	52	1,339
*	CreditAccess Grameen, Ltd.	2,192	15,020
	Cummins India, Ltd.	6,171	33,009
	Cyient, Ltd.	10,755	47,454
*	Dalmia Bharat, Ltd.	9,063	92,060
	DB Corp., Ltd.	5,522	5,359
*	DCB Bank, Ltd.	35,470	36,801
	DCM Shriram, Ltd.	8,218	37,323

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Delta Corp., Ltd.	9,086	$10,399
	Dhanuka Agritech, Ltd.	1,860	19,686
	Dilip Buildcon, Ltd.	3,235	12,055
*	Dish TV India, Ltd.	89,232	8,536
	Dishman Carbogen Amcis, Ltd.	9,244	24,241
	DLF, Ltd.	65,689	123,396
	eClerx Services, Ltd.	2,848	18,293
	Edelweiss Financial Services, Ltd.	28,625	29,114
*	EID Parry India, Ltd.	10,423	40,572
	EIH, Ltd.	22,745	19,568
	Elgi Equipments, Ltd.	2,925	6,204
	Engineers India, Ltd.	27,526	23,663
	Escorts, Ltd.	6,385	96,332
	Essel Propack, Ltd.	2,498	7,820
	Excel Industries, Ltd.	588	5,838
	Exide Industries, Ltd.	20,819	43,193
	FDC, Ltd.	6,729	26,937
*	Federal Bank, Ltd.	305,791	219,531
	Finolex Cables, Ltd.	6,394	23,119
	Finolex Industries, Ltd.	6,297	38,850
	Firstsource Solutions, Ltd.	49,505	32,269
*	Fortis Healthcare, Ltd.	72,224	133,450
	Gabriel India, Ltd.	5,953	6,773
	GAIL India, Ltd.	184,213	238,425
	Gateway Distriparks, Ltd.	6,831	7,490
	GE T&D India, Ltd.	10,963	12,173
	GHCL, Ltd.	6,025	11,132
	Glenmark Pharmaceuticals, Ltd.	20,546	123,780
	Godfrey Phillips India, Ltd.	2,053	25,096
	Granules India, Ltd.	24,708	90,306
	Grasim Industries, Ltd.	33,068	279,130
	Great Eastern Shipping Co., Ltd. (The)	12,230	36,978
*	Greaves Cotton, Ltd.	12,308	13,359
	Gujarat Alkalies & Chemicals, Ltd.	3,823	16,179
	Gujarat Ambuja Exports, Ltd.	5,661	12,625
*	Gujarat Fluorochemicals, Ltd.	5,043	27,533
	Gujarat Mineral Development Corp., Ltd.	25,917	14,268
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,616	18,867
	Gujarat Pipavav Port, Ltd.	36,112	36,016
	Gujarat State Petronet, Ltd.	17,295	47,089
	HeidelbergCement India, Ltd.	5,452	13,523
	Heritage Foods, Ltd.	1,009	4,205
	Hero MotoCorp, Ltd.	11,158	396,510
	Hexaware Technologies, Ltd.	3,128	15,980
	HFCL, Ltd.	103,165	17,103
	Hikal, Ltd.	9,005	18,674
	HIL, Ltd.	480	7,961
	Himadri Speciality Chemical, Ltd.	6,520	3,731
	Hindalco Industries, Ltd.	187,359	412,011
	Hinduja Global Solutions, Ltd.	1,469	15,775
	Honda India Power Products, Ltd.	598	8,033
	Huhtamaki PPL, Ltd.	2,798	9,004
*	IDFC First Bank, Ltd.	293,401	104,270
	IDFC, Ltd.	193,597	49,377
*	IFCI, Ltd.	141,393	11,682
	IIFL Finance, Ltd.	13,052	11,739
	IIFL Securities, Ltd.	13,052	6,733
	IIFL Wealth Management, Ltd.	2,506	36,712
	India Cements, Ltd. (The)	48,461	72,388

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indiabulls Housing Finance, Ltd.	40,187	$101,368
*	Indiabulls Real Estate, Ltd.	23,120	15,765
	Indiabulls Ventures, Ltd.	7,901	12,109
*	Indian Bank	27,513	21,415
	Indian Hotels Co., Ltd. (The)	37,051	37,717
	Indian Hume Pipe Co., Ltd. (The)	4,202	9,297
*	Indian Overseas Bank	224,728	30,999
	Indoco Remedies, Ltd.	2,710	8,231
	INEOS Styrolution India, Ltd.	1,405	10,020
*	Intellect Design Arena, Ltd.	7,679	16,198
	ITD Cementation India, Ltd.	5,292	3,201
	J Kumar Infraprojects, Ltd.	5,857	7,462
	Jagran Prakashan, Ltd.	17,230	8,777
*	Jammu & Kashmir Bank, Ltd. (The)	23,537	4,991
	JB Chemicals & Pharmaceuticals, Ltd.	3,415	33,479
	Jindal Saw, Ltd.	28,520	21,037
*	Jindal Stainless Hisar, Ltd.	6,241	5,969
*	Jindal Stainless, Ltd.	31,443	14,885
*	Jindal Steel & Power, Ltd.	67,984	169,115
	JK Cement, Ltd.	2,985	59,730
	JK Lakshmi Cement, Ltd.	4,450	17,707
	JK Paper, Ltd.	12,273	15,448
	JK Tyre & Industries, Ltd.	17,886	15,604
	JM Financial, Ltd.	37,220	36,890
	JSW Energy, Ltd.	84,735	51,967
	JSW Steel, Ltd.	15,438	45,615
	JTEKT India, Ltd.	11,906	9,768
	Jubilant Life Sciences, Ltd.	13,841	147,005
*	Just Dial, Ltd.	2,562	12,593
	Jyothy Labs, Ltd.	5,020	8,220
	Kajaria Ceramics, Ltd.	3,760	20,350
	Kalpataru Power Transmission, Ltd.	5,875	18,050
	Karnataka Bank, Ltd. (The)	34,044	19,054
	Karur Vysya Bank, Ltd. (The)	66,610	30,563
	Kaveri Seed Co., Ltd.	2,051	16,518
	KEC International, Ltd.	4,527	16,510
	Kiri Industries, Ltd.	1,161	7,611
	KNR Constructions, Ltd.	2,504	7,079
	Kolte-Patil Developers, Ltd.	3,052	5,610
*	KPIT Technologies, Ltd.	27,966	24,264
	KPR Mill, Ltd.	2,394	13,463
	KRBL, Ltd.	6,415	23,156
	KSB, Ltd.	1,337	9,034
	L&T Finance Holdings, Ltd.	63,253	50,608
	Lakshmi Machine Works, Ltd.	394	15,848
	Laurus Labs, Ltd.	4,742	59,721
	LG Balakrishnan & Bros, Ltd.	1,438	4,368
	LIC Housing Finance, Ltd.	50,112	175,913
*	Linde India, Ltd.	3,348	28,033
	Maharashtra Seamless, Ltd.	3,404	8,958
*	Mahindra & Mahindra Financial Services, Ltd.	31,023	53,975
*	Mahindra CIE Automotive, Ltd.	19,585	28,442
	Mahindra Lifespace Developers, Ltd.	5,046	14,276
	Manappuram Finance, Ltd.	90,129	191,608
	Marksans Pharma, Ltd.	41,168	21,852
*	Max India, Ltd.	17,756	16,305
	Mayur Uniquoters, Ltd.	2,063	6,097
	MOIL, Ltd.	5,375	10,202
	Motherson Sumi Systems, Ltd.	128,856	164,019

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services, Ltd.	1,840	$16,649
	Mphasis, Ltd.	10,320	158,407
	MRF, Ltd.	32	26,135
	Muthoot Finance, Ltd.	18,709	317,512
	Natco Pharma, Ltd.	7,579	79,920
	National Aluminium Co., Ltd.	84,556	37,105
	Nava Bharat Ventures, Ltd.	20,038	12,338
	Navneet Education, Ltd.	6,550	6,414
	NCC, Ltd.	83,988	32,537
	NESCO, Ltd.	2,733	15,951
	NIIT, Ltd.	10,551	13,635
	Nilkamal, Ltd.	568	9,352
	NMDC, Ltd.	64,266	72,206
	NOCIL, Ltd.	11,119	15,650
	Oberoi Realty, Ltd.	5,229	24,217
	Omaxe, Ltd.	6,338	7,100
	Oriental Carbon & Chemicals, Ltd.	1,088	11,366
	Paisalo Digital, Ltd.	2,324	10,002
	Parag Milk Foods, Ltd.	2,787	3,142
*	PC Jeweller, Ltd.	12,602	2,515
	Persistent Systems, Ltd.	9,041	111,115
	Petronet LNG, Ltd.	85,218	281,743
	Phillips Carbon Black, Ltd.	8,230	10,546
	Phoenix Mills, Ltd. (The)	5,963	49,072
	Piramal Enterprises, Ltd.	17,441	343,719
*	PNB Housing Finance, Ltd.	4,483	12,640
	PNC Infratech, Ltd.	4,902	8,740
	Polyplex Corp., Ltd.	1,537	12,050
	Power Finance Corp., Ltd.	121,025	131,083
	Praj Industries, Ltd.	14,719	11,734
	Prestige Estates Projects, Ltd.	25,451	66,326
	Prism Johnson, Ltd.	10,815	6,407
	PTC India, Ltd.	42,176	29,277
*	Punjab National Bank	36,473	15,574
*	Quess Corp., Ltd.	5,899	28,832
	Quick Heal Technologies, Ltd.	2,956	4,369
	Radico Khaitan, Ltd.	3,526	17,388
	Rain Industries Ltd.	25,025	30,733
	Rajesh Exports, Ltd.	9,559	58,323
	Rallis India, Ltd.	9,419	36,580
	Ramco Cements, Ltd. (The)	6,549	60,523
	Rashtriya Chemicals & Fertilizers, Ltd.	39,338	24,481
	Ratnamani Metals & Tubes, Ltd.	2,824	39,834
*	Raymond, Ltd.	5,379	17,207
	RBL Bank, Ltd.	28,056	63,391
	REC, Ltd.	136,621	183,093
	Redington India, Ltd.	52,396	63,457
*	Reliance Power, Ltd.	60,076	2,647
	Repco Home Finance, Ltd.	7,631	14,712
	Sasken Technologies, Ltd.	812	5,894
	Savita Oil Technologies, Ltd.	410	3,486
	Sequent Scientific, Ltd.	10,344	16,914
	Sharda Cropchem, Ltd.	3,427	13,310
	Shilpa Medicare, Ltd.	4,949	36,970
*	Shipping Corp. of India, Ltd.	20,352	14,637
	Shriram City Union Finance, Ltd.	3,568	31,299
	Shriram Transport Finance Co., Ltd.	23,864	220,147
	Shriram Transport Finance Co., Ltd.	2,753	25,483
	Sobha, Ltd.	10,497	30,751

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Somany Home Innovation, Ltd.	5,251	$5,031
	Sonata Software, Ltd.	4,254	15,050
	South Indian Bank, Ltd. (The)	161,551	14,963
	Steel Authority of India, Ltd.	49,525	22,645
	Sterlite Technologies, Ltd.	19,851	32,341
	Strides Pharma Science, Ltd.	7,333	42,752
	Subros, Ltd.	2,637	6,318
	Sun TV Network, Ltd.	11,183	57,798
	Sundaram Finance, Ltd.	2,625	44,559
	Sundaram-Clayton, Ltd.	286	5,945
	Sundram Fasteners, Ltd.	3,122	17,361
	Sunteck Realty, Ltd.	5,883	14,531
	Suprajit Engineering, Ltd.	7,749	15,753
	Supreme Petrochem, Ltd.	3,109	7,510
*	Suven Pharmaceuticals, Ltd.	143	1,195
	TAKE Solutions, Ltd.	10,021	5,694
	Tata Chemicals, Ltd.	17,002	69,736
	Tata Consumer Products, Ltd.	89,159	509,252
	Tata Metaliks, Ltd.	1,163	7,622
*	Tata Motors, Ltd.	217,152	302,113
	Tata Steel, Ltd.	56,021	276,823
*	Techno Electric & Engineering Co., Ltd.	5,088	12,165
	Thermax, Ltd.	4,224	42,058
	Thomas Cook India, Ltd.	7,231	2,821
	Tide Water Oil Co India, Ltd.	235	13,328
	Time Technoplast, Ltd.	20,605	10,092
	Timken India, Ltd.	1,321	17,093
	Tinplate Co. of India, Ltd. (The)	4,824	8,428
	Transport Corp. of India, Ltd.	3,428	7,858
	Trident, Ltd.	166,130	14,857
	Triveni Engineering & Industries, Ltd.	28,504	20,650
	Tube Investments of India, Ltd.	5,769	39,479
	TV Today Network, Ltd.	2,359	6,423
*	TV18 Broadcast, Ltd.	70,676	31,550
	TVS Srichakra, Ltd.	255	4,858
*	UCO Bank	45,994	8,583
	Uflex, Ltd.	7,003	24,776
	UltraTech Cement, Ltd.	411	22,619
*	Union Bank of India	131,313	50,851
*	UPL, Ltd.	87,352	557,024
*	VA Tech Wabag, Ltd.	2,666	4,057
	Vakrangee, Ltd.	47,114	17,682
	Vardhman Textiles, Ltd.	4,293	38,234
	Vedanta, Ltd.	213,462	325,599
	Venky's India, Ltd.	427	5,945
*	Vesuvius India, Ltd.	656	7,591
	Vindhya Telelinks, Ltd.	513	4,463
*	Vodafone Idea, Ltd.	1,114,691	124,682
	VST Tillers Tractors, Ltd.	380	6,849
	Welspun Corp., Ltd.	15,728	18,440
	Welspun Enterprises, Ltd.	9,490	7,104
	Welspun India, Ltd.	50,338	26,352
	West Coast Paper Mills, Ltd.	3,403	7,818
*	Wockhardt, Ltd.	6,164	22,762
	Yes Bank, Ltd.	170,161	27,402
	Zee Entertainment Enterprises, Ltd.	99,614	184,129
	Zensar Technologies, Ltd.	10,425	22,324
TOTAL INDIA			13,868,789

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (0.5%)
	Adaro Energy Tbk PT	2,495,600	$186,666
	Adhi Karya Persero Tbk PT	205,100	8,459
	AKR Corporindo Tbk PT	204,100	40,415
*	Alam Sutera Realty Tbk PT	2,956,900	24,960
	Aneka Tambang Tbk	1,788,580	89,667
	Astra Agro Lestari Tbk PT	70,500	47,019
	Astra Otoparts Tbk PT	172,500	10,291
*	Bank Artha Graha Internasional Tbk PT	2,457,100	8,414
*	Bank Bukopin Tbk	815,700	9,988
	Bank Maybank Indonesia Tbk PT	1,173,000	15,943
*	Bank Pan Indonesia Tbk PT	863,600	47,742
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	22,506
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	32,141
	Bank Tabungan Negara Persero Tbk PT	865,100	75,482
	Blue Bird Tbk PT	117,500	8,978
	Bukit Asam Tbk PT	544,800	76,184
*	Bumi Serpong Damai Tbk PT	1,460,000	69,334
	Ciputra Development Tbk PT	1,944,786	87,564
*	City Retail Developments Tbk PT	652,500	6,595
*	Delta Dunia Makmur Tbk PT	888,000	15,825
*	Eagle High Plantations Tbk PT	2,012,700	16,493
	Elnusa Tbk PT	671,700	10,483
*	Erajaya Swasembada Tbk PT	353,600	35,593
*	Gajah Tunggal Tbk PT	335,500	12,435
*	Garuda Indonesia Persero Tbk PT	1,423,000	23,740
*	Global Mediacom Tbk PT	1,010,700	14,789
	Indah Kiat Pulp & Paper Corp. Tbk PT	456,800	245,114
	Indika Energy Tbk PT	467,500	31,504
	Indo Tambangraya Megah Tbk PT	56,500	30,750
	Indo-Rama Synthetics Tbk PT	25,700	4,223
*	Intiland Development Tbk PT	333,900	4,079
	Japfa Comfeed Indonesia Tbk PT	250,400	18,275
	Jaya Real Property Tbk PT	516,300	14,597
	KMI Wire & Cable Tbk PT	369,600	9,640
*	Lippo Cikarang Tbk PT	233,310	13,082
*	Lippo Karawaci Tbk PT	6,781,250	63,999
	Malindo Feedmill Tbk PT	211,700	8,904
*	Medco Energi Internasional Tbk PT	1,479,266	47,381
	Media Nusantara Citra Tbk PT	682,600	38,389
*	MNC Investama Tbk PT	4,669,700	15,992
*	MNC Land Tbk PT	2,125,500	15,599
	Pabrik Kertas Tjiwi Kimia Tbk PT	29,900	13,880
	Pan Brothers Tbk PT	807,100	13,787
*	Panin Financial Tbk PT	4,432,900	56,276
*	Paninvest Tbk PT	227,600	11,401
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	775,500	52,811
	PP Persero Tbk PT	391,600	26,250
	Puradelta Lestari Tbk PT	499,500	7,550
	Ramayana Lestari Sentosa Tbk PT	603,300	23,297
*	Rimo International Lestari Tbk PT	4,191,900	10,767
*	Salim Ivomas Pratama Tbk PT	511,500	11,268
*	Sentul City Tbk PT	4,829,400	16,542
*	Siloam International Hospitals Tbk PT	49,600	16,017
	Sri Rejeki Isman Tbk PT	1,787,400	24,117
	Summarecon Agung Tbk PT	579,300	23,929
*	Surya Esa Perkasa Tbk PT	1,024,500	10,853
	Surya Semesta Internusa Tbk PT	835,700	21,599
	Tempo Scan Pacific Tbk PT	117,300	11,120
*	Tiga Pilar Sejahtera Food Tbk	413,000	891

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Timah Tbk PT	656,400	$34,346
	Tiphone Mobile Indonesia Tbk PT	247,700	2,053
*	Trada Alam Minera Tbk PT	3,776,600	9,700
	Tunas Baru Lampung Tbk PT	599,800	30,097
	United Tractors Tbk PT	77,100	112,991
*	Vale Indonesia Tbk PT	79,900	18,832
	Waskita Beton Precast Tbk PT	1,998,800	27,244
	Waskita Karya Persero Tbk PT	592,400	25,487
	Wijaya Karya Persero Tbk PT	837,300	68,456
	XL Axiata Tbk PT	516,300	88,705
TOTAL INDONESIA			2,329,500
IRELAND — (0.7%)
*	AIB Group P.L.C.	152,332	191,043
*	Bank of Ireland Group P.L.C.	222,422	462,101
	C&C Group P.L.C.	118,531	358,311
	Cairn Homes P.L.C	187,119	187,254
*	FBD Holdings P.L.C.	9,915	77,640
*	Flutter Entertainment P.L.C.	11,122	1,685,182
*	Flutter Entertainment P.L.C.	3,360	503,196
	Glanbia P.L.C.	12,469	151,373
*	Permanent TSB Group Holdings P.L.C.	37,825	21,687
TOTAL IRELAND			3,637,787
ISRAEL — (0.7%)
*	Afcon Holdings, Ltd.	261	9,026
	Africa Israel Residences, Ltd.	561	16,552
	Alrov Properties and Lodgings, Ltd.	489	11,428
	Ashtrom Group, Ltd.	5,418	64,060
	Ashtrom Properties, Ltd.	6,570	24,625
*	Azorim-Investment Development & Construction Co., Ltd.	33,567	59,107
*	Bet Shemesh Engines Holdings 1997, Ltd.	955	16,656
	Carasso Motors, Ltd.	3,809	10,987
*	Cellcom Israel, Ltd.	6,577	25,785
	Cellcom Israel, Ltd.	11,396	44,217
*	Clal Insurance Enterprises Holdings, Ltd.	10,632	92,597
	Delek Automotive Systems, Ltd.	7,987	37,863
	Delta-Galil Industries, Ltd.	2,465	25,635
*	Dor Alon Energy in Israel 1988, Ltd.	748	13,257
	Duniec Brothers, Ltd.	363	9,752
*	El Al Israel Airlines	74,521	13,765
	Electra Consumer Products 1970, Ltd.	1,568	40,851
*	Equital, Ltd.	4,567	80,055
	First International Bank Of Israel, Ltd.	14,142	325,420
	FMS Enterprises Migun, Ltd.	533	13,363
	Formula Systems 1985, Ltd.	1,912	169,253
	Fox Wizel, Ltd.	1,446	54,003
*	Gilat Satellite Networks, Ltd.	3,073	16,928
*	Hadera Paper, Ltd.	427	14,247
	Harel Insurance Investments & Financial Services, Ltd.	24,709	163,849
	IDI Insurance Co., Ltd.	1,029	23,482
	Israel Canada T.R, Ltd.	25,831	30,898
	Israel Land Development - Urban Renewal, Ltd.	2,537	15,944
	Isras Investment Co., Ltd.	394	55,080
*	Issta Lines, Ltd.	1,133	11,219
	Kamada Ltd.	5,675	50,281
	Kenon Holdings, Ltd.	4,051	83,496
	Kerur Holdings, Ltd.	994	30,699

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Klil Industries, Ltd.	195	$13,107
	Magic Software Enterprises, Ltd.	12,472	149,539
	Magic Software Enterprises, Ltd.	3,745	44,139
	Malam - Team, Ltd.	102	19,418
*	Mediterranean Towers, Ltd.	17,414	34,978
*	Mehadrin, Ltd.	111	4,005
	Meitav Dash Investments, Ltd.	8,070	23,453
	Menora Mivtachim Holdings, Ltd.	6,559	77,707
	Migdal Insurance & Financial Holdings, Ltd.	90,712	55,795
	Minrav Holdings, Ltd.	105	13,095
*	Naphtha Israel Petroleum Corp., Ltd.	6,846	25,198
*	Nawi Brothers, Ltd.	3,723	14,025
	Neto ME Holdings, Ltd.	264	10,883
	Oil Refineries, Ltd.	346,176	64,564
*	Partner Communications Co., Ltd.	32,533	133,838
	Paz Oil Co., Ltd.	1,757	139,616
*	Perion Network, Ltd.	1,995	12,507
*	Phoenix Holdings, Ltd. (The)	28,853	130,907
	Plasson Industries, Ltd.	751	28,891
	Priortech, Ltd.	2,339	30,781
	Scope Metals Group, Ltd.	459	6,772
*	Shalag Industries, Ltd.	2,618	9,029
	Shikun & Binui, Ltd.	48,225	219,853
	Shufersal, Ltd.	5,417	38,147
*	Suny Cellular Communication, Ltd.	38,993	9,850
	Telsys	571	13,374
*	Tower Semiconductor, Ltd.	14,423	320,376
	Union Bank of Israel	3,930	19,862
	YH Dimri Construction & Development, Ltd.	1,491	42,087
TOTAL ISRAEL			3,360,176
ITALY — (2.7%)
	A2A SpA	344,420	494,880
	ACEA SpA	12,956	265,169
*	Aeffe SpA	11,709	12,232
	Anima Holding SpA	66,808	301,419
	Ascopiave SpA	4,759	18,517
*	Autostrade Meridionali SpA	328	7,920
*	Avio SpA	4,608	74,654
*	Banca Carige SpA	22,275	7
*	Banca IFIS SpA	4,892	50,422
	Banca Mediolanum SpA	20,204	150,535
*	Banca Monte dei Paschi di Siena SpA	7,614	13,913
*	Banca Popolare di Sondrio SCPA	126,467	282,455
*	Banca Profilo SpA	114,968	26,366
*	Banca Sistema SpA	15,855	32,494
*	Banco BPM SpA	341,121	515,508
*	Banco di Desio e della Brianza SpA	6,054	15,841
	BasicNet SpA	3,469	14,419
	BF SpA	7,454	31,619
#*	BPER Banca	101,452	257,533
	Buzzi Unicem SpA	7,410	95,402
	Buzzi Unicem SpA	18,218	414,491
*	Cairo Communication SpA	21,556	34,644
	Cementir Holding NV	12,612	87,617
*	CIR SpA-Compagnie Industriali	227,785	103,390
*	CNH Industrial NV	91,092	618,960
*	Credito Emiliano SpA	22,870	117,023
*	Credito Valtellinese SpA	20,513	151,925

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA	7,221	$58,177
	Danieli & C Officine Meccaniche SpA	3,068	40,087
	Datalogic SpA	2,805	39,483
*	De' Longhi SpA	6,379	199,682
*	Elica SpA	8,847	26,443
*	Emak SpA	24,049	22,301
	Enav SpA	8,749	35,781
	ERG SpA	13,082	318,976
*	Esprinet SpA	7,745	38,648
#*	Fincantieri SpA	128,750	87,974
*	FNM SpA	40,686	21,385
*	Freni Brembo SpA	20,191	182,877
*	Geox SpA	17,855	13,725
*	Guala Closures SpA	5,831	44,016
	Hera SpA	83,199	319,824
	Illimity Bank SpA	6,269	52,067
*	IMMSI SpA	62,616	30,307
*	IVS Group SA	2,689	15,247
	La Doria SpA	3,265	41,511
	Leonardo SpA	74,629	479,211
	Massimo Zanetti Beverage Group SpA	4,097	19,350
*	Mediaset SpA	91,865	163,640
	Mediobanca Banca di Credito Finanziario SpA	137,838	1,113,188
	Openjobmetis SpA agenzia per il lavoro	2,188	14,506
*	OVS SpA	48,268	52,721
	Piaggio & C SpA	31,714	88,934
*	Pirelli & C SpA	85,485	338,547
*	Prima Industrie SpA	832	12,672
	Prysmian SpA	20,316	519,515
	Reno de Medici SpA	44,457	45,754
*	Sabaf SpA	1,836	23,792
	SAES Getters SpA	1,187	35,262
	Saipem SpA	167,518	358,755
*	Saras SpA	156,519	116,078
	Sesa SpA	1,512	115,156
*	Societa Cattolica di Assicurazioni SC	42,583	257,890
*	Sogefi SpA	11,260	11,725
	SOL SpA	4,301	54,605
	Telecom Italia SpA	1,859,543	754,148
	Telecom Italia SpA	1,196,338	480,906
	Tenaris SA	58,105	342,446
	Tenaris SA, ADR	8,645	101,146
*	Tod's SpA	1,877	54,336
*	Unione di Banche Italiane SpA	290,287	1,235,632
*	Unipol Gruppo SpA	104,593	439,422
	UnipolSai Assicurazioni SpA	88,592	227,522
	Webuild SpA	29,497	38,085
TOTAL ITALY			13,272,810
JAPAN — (16.8%)
	77 Bank, Ltd. (The)	15,800	212,438
	A&D Co., Ltd.	3,400	20,214
	Achilles Corp.	4,400	76,208
	AD Works Group Co., Ltd.	3,060	4,431
	ADEKA Corp.	23,100	306,811
	AEON Financial Service Co., Ltd.	22,400	169,137
	AFC-HD AMS Life Science Co., Ltd.	1,800	11,766
	Agro-Kanesho Co., Ltd.	900	12,770
	AGS Corp.	1,900	14,476

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ahresty Corp.	4,400	$12,750
	Aichi Bank, Ltd. (The)	2,300	57,958
	Aichi Corp.	9,000	65,714
	Aichi Steel Corp.	3,100	74,379
	Aichi Tokei Denki Co., Ltd.	600	24,995
	Aida Engineering, Ltd.	13,400	83,877
*	Aiful Corp.	42,100	86,241
	Air Water, Inc.	31,400	407,120
	Airport Facilities Co., Ltd.	7,000	26,465
	Aisan Industry Co., Ltd.	11,200	46,640
	Akatsuki Corp.	5,800	14,213
	Akita Bank, Ltd. (The)	4,400	58,451
	Albis Co., Ltd.	1,200	28,249
	Alconix Corp.	7,000	80,424
	Alinco, Inc.	4,500	36,718
	Alpen Co., Ltd.	4,900	68,738
	Alpha Corp.	2,400	19,955
	Alps Alpine Co., Ltd.	39,800	501,722
	Alps Logistics Co., Ltd.	4,800	32,438
	Amada Co., Ltd.	24,708	166,048
	Amiyaki Tei Co., Ltd.	500	11,960
	Anabuki Kosan, Inc.	1,200	15,877
	AOI TYO Holdings, Inc.	6,500	22,720
	AOKI Holdings, Inc.	11,700	60,207
	Aomori Bank, Ltd. (The)	5,600	109,525
	Aoyama Trading Co., Ltd.	13,000	69,882
	Aozora Bank, Ltd.	29,700	475,106
	Arakawa Chemical Industries, Ltd.	5,500	58,651
	Arata Corp.	3,400	161,262
	Arcland Sakamoto Co., Ltd.	8,900	164,946
	Arcs Co., Ltd.	10,200	236,659
	Arealink Co., Ltd.	3,400	29,038
	Asahi Broadcasting Group Holdings Corp.	2,400	16,214
	Asahi Co., Ltd.	1,600	24,585
	Asahi Kogyosha Co., Ltd.	1,300	35,777
	Asahi Printing Co., Ltd.	3,000	24,843
	Asahi Yukizai Corp.	4,500	55,830
	Asanuma Corp.	1,800	66,044
	Asax Co., Ltd.	2,400	14,878
	Ashimori Industry Co., Ltd.	900	7,542
	Asia Pile Holdings Corp.	10,700	45,528
	ASKA Pharmaceutical Co., Ltd.	5,900	61,581
	Autobacs Seven Co., Ltd.	13,100	152,631
	Avantia Co., Ltd.	2,800	22,916
	Avex, Inc.	6,500	52,116
	Awa Bank, Ltd. (The)	10,000	214,229
	Bando Chemical Industries, Ltd.	9,500	54,466
	Bank of Iwate, Ltd. (The)	4,300	99,398
	Bank of Kochi, Ltd. (The)	1,000	6,184
	Bank of Nagoya, Ltd. (The)	3,400	70,891
	Bank of Okinawa, Ltd. (The)	6,580	181,370
	Bank of Saga, Ltd. (The)	4,300	47,270
	Bank of the Ryukyus, Ltd.	13,200	109,425
	Bank of Toyama, Ltd. (The)	700	14,912
	Belluna Co., Ltd.	13,900	99,388
	Biofermin Pharmaceutical Co., Ltd.	1,100	24,114
	Bunka Shutter Co., Ltd.	14,200	93,352
	C Uyemura & Co., Ltd.	900	52,947
	Canon Electronics, Inc.	5,000	69,330

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Carlit Holdings Co., Ltd.	5,500	$23,839
Cawachi, Ltd.	4,800	144,292
Central Glass Co., Ltd.	11,100	200,813
Chiba Bank, Ltd. (The)	113,800	521,413
Chiba Kogyo Bank, Ltd. (The)	17,300	34,836
Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,100	60,543
Chino Corp.	1,700	21,681
Chiyoda Co., Ltd.	4,700	44,916
Chori Co., Ltd.	3,100	41,469
Chubu Shiryo Co., Ltd.	5,400	83,410
Chuetsu Pulp & Paper Co., Ltd.	2,000	27,134
Chugai Ro Co., Ltd.	2,700	38,783
Chugoku Bank, Ltd. (The)	5,300	45,649
Chugoku Marine Paints, Ltd.	3,200	30,273
Chukyo Bank, Ltd. (The)	3,300	58,798
Chuo Gyorui Co., Ltd.	500	12,845
CI Takiron Corp.	9,000	57,346
Citizen Watch Co., Ltd.	86,500	235,770
CK-San-Etsu Co., Ltd.	400	11,325
Cleanup Corp.	6,800	33,608
CMK Corp.	16,000	55,214
Concordia Financial Group, Ltd.	107,500	318,755
Cosel Co., Ltd.	6,800	52,563
Cosmo Energy Holdings Co., Ltd.	16,700	241,959
Cosmos Initia Co., Ltd.	2,700	9,479
Create Medic Co., Ltd.	1,500	13,610
Credit Saison Co., Ltd.	44,400	415,707
CTI Engineering Co., Ltd.	3,300	51,992
Dai Nippon Toryo Co., Ltd.	7,200	55,493
Daicel Corp.	53,400	357,112
Dai-Dan Co., Ltd.	3,600	88,638
Daido Kogyo Co., Ltd.	2,100	11,329
Daido Metal Co., Ltd.	12,900	59,958
Daido Steel Co., Ltd.	7,800	220,015
Daihatsu Diesel Manufacturing Co., Ltd.	4,600	17,485
Daiho Corp.	5,000	113,804
Daiichi Jitsugyo Co., Ltd.	2,100	70,029
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,600	44,893
Dai-ichi Seiko Co., Ltd.	1,900	33,891
Daiken Corp.	3,200	51,635
Daiki Aluminium Industry Co., Ltd.	8,400	40,041
Daikoku Denki Co., Ltd.	2,500	27,858
Daikyonishikawa Corp.	8,700	36,752
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,500	74,280
Daishi Hokuetsu Financial Group, Inc.	8,750	160,889
Daishinku Corp.	1,700	32,748
Daisue Construction Co., Ltd.	3,500	26,268
Daito Bank, Ltd. (The)	2,700	14,807
Daitron Co., Ltd.	2,700	35,308
Daiwabo Holdings Co., Ltd.	3,100	225,358
DCM Holdings Co., Ltd.	27,900	350,434
Denka Co., Ltd.	13,200	317,446
Dexerials Corp.	15,000	136,589
DIC Corp.	21,400	515,197
DKK-Toa Corp.	3,400	26,291
Doshisha Co., Ltd.	6,800	107,559
Doutor Nichires Holdings Co., Ltd.	8,000	106,495
Dowa Holdings Co., Ltd.	4,100	120,320
DyDo Group Holdings, Inc.	2,600	109,433

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co., Ltd.	8,000	$47,530
	Ebara Foods Industry, Inc.	1,400	28,425
	Ebara Jitsugyo Co., Ltd.	2,100	56,933
	EDION Corp.	22,000	211,974
	EF-ON, Inc.	5,900	31,899
	Ehime Bank, Ltd. (The)	9,000	96,242
	Eidai Co., Ltd.	8,000	20,959
	Eizo Corp.	4,100	152,223
	Elematec Corp.	5,800	46,816
	Endo Lighting Corp.	2,400	14,291
	Enshu, Ltd.	1,100	9,348
	EPS Holdings, Inc.	8,000	68,842
	Eslead Corp.	2,300	26,270
	ESPEC Corp.	4,300	73,109
	Exedy Corp.	8,500	104,963
	FALCO HOLDINGS Co., Ltd.	2,300	31,116
	FCC Co., Ltd.	9,800	151,656
	Feed One Co., Ltd.	35,500	68,190
	Ferrotec Holdings Corp.	12,300	73,995
	FIDEA Holdings Co., Ltd.	59,200	55,104
	Fields Corp.	1,900	5,819
	First Bank of Toyama, Ltd. (The)	14,900	36,549
*	First Brothers Co., Ltd.	1,800	12,495
	First Juken Co., Ltd.	2,300	19,444
	FJ Next Co., Ltd.	3,800	28,622
	Foster Electric Co., Ltd.	7,000	67,101
	France Bed Holdings Co., Ltd.	5,300	40,586
	F-Tech, Inc.	4,900	20,021
	Fudo Tetra Corp.	3,700	45,838
	Fuji Co., Ltd.	5,600	95,809
	Fuji Corp.	16,400	289,720
	Fuji Corp., Ltd.	6,900	31,300
*	Fuji Oil Co., Ltd.	15,000	21,886
	Fuji Pharma Co., Ltd.	2,800	27,898
	Fujibo Holdings, Inc.	2,500	72,923
	Fujicco Co., Ltd.	3,700	70,911
	Fujikura Composites, Inc.	6,200	20,131
	Fujikura Kasei Co., Ltd.	7,900	38,486
	Fujikura, Ltd.	71,000	192,342
	Fujimori Kogyo Co., Ltd.	4,300	138,545
	Fujisash Co., Ltd.	25,800	18,622
	Fujita Kanko, Inc.	1,600	20,774
	Fujitsu Frontech, Ltd.	4,300	62,731
	Fujiya Co., Ltd.	1,300	25,352
	FuKoKu Co., Ltd.	3,700	21,845
	Fukuda Corp.	2,100	92,836
	Fukui Bank, Ltd. (The)	5,500	79,731
	Fukuoka Financial Group, Inc.	39,760	578,252
	Fukuyama Transporting Co., Ltd.	2,600	90,207
	Furukawa Co., Ltd.	9,300	89,960
	Furukawa Electric Co., Ltd.	20,100	480,938
	Furuno Electric Co., Ltd.	7,300	64,398
	Furusato Industries, Ltd.	3,200	39,839
	Fuso Pharmaceutical Industries, Ltd.	2,300	49,491
	Futaba Industrial Co., Ltd.	17,000	66,432
	Fuyo General Lease Co., Ltd.	5,900	333,976
	Gecoss Corp.	3,600	30,064
	Geo Holdings Corp.	7,800	106,395
	GL Sciences, Inc.	2,600	49,386

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GLOBERIDE, Inc.	2,000	$36,098
	Glory, Ltd.	12,500	272,480
	Glosel Co., Ltd.	6,000	23,697
	Godo Steel, Ltd.	3,100	53,763
	Goldcrest Co., Ltd.	5,100	63,083
	Grandy House Corp.	4,100	13,183
	GS Yuasa Corp.	10,700	166,384
	GSI Creos Corp.	900	9,631
	G-Tekt Corp.	5,700	47,299
	Gunma Bank, Ltd. (The)	95,300	300,365
	Gunze, Ltd.	4,600	167,332
	H2O Retailing Corp.	26,100	150,348
	Hachijuni Bank, Ltd. (The)	28,600	106,250
	Hagihara Industries, Inc.	2,900	36,794
	Hagiwara Electric Holdings Co., Ltd.	1,800	31,694
	Hagoromo Foods Corp.	500	14,318
	Hakudo Co., Ltd.	1,700	21,463
	Hakuto Co., Ltd.	4,700	39,523
	Hamakyorex Co., Ltd.	2,500	74,507
	Hanwa Co., Ltd.	10,100	179,473
	Happinet Corp.	3,600	38,082
	Hard Off Corp. Co., Ltd.	3,900	24,555
	Harima Chemicals Group, Inc.	4,400	38,204
	Haruyama Holdings, Inc.	2,000	13,046
	Haseko Corp.	45,900	542,308
	Hazama Ando Corp.	38,400	205,292
	Heiwa Real Estate Co., Ltd.	8,500	207,475
	Heiwado Co., Ltd.	8,700	163,888
	Helios Techno Holding Co., Ltd.	4,900	13,180
	Hino Motors, Ltd.	65,800	379,424
	Hirakawa Hewtech Corp.	4,100	34,366
*	Hiramatsu, Inc.	10,600	15,560
	Hiroshima Bank, Ltd. (The)	71,000	326,308
	Hiroshima Electric Railway Co., Ltd.	3,200	30,252
	HIS Co., Ltd.	8,400	98,964
	Hitachi Capital Corp.	11,800	283,849
	Hitachi Zosen Corp.	53,500	188,772
	Hochiki Corp.	1,900	19,395
	Hodogaya Chemical Co., Ltd.	1,500	64,369
	Hogy Medical Co., Ltd.	2,700	81,375
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	21,158
	Hokkan Holdings, Ltd.	2,600	41,896
	Hokko Chemical Industry Co., Ltd.	4,000	23,280
	Hokkoku Bank, Ltd. (The)	6,200	161,949
	Hokuetsu Corp.	39,600	132,595
	Hokuhoku Financial Group, Inc.	33,700	283,507
	Hokuriku Electric Industry Co., Ltd.	2,500	20,002
	Honda Tsushin Kogyo Co., Ltd.	5,600	20,814
	H-One Co., Ltd.	5,000	22,717
	Honeys Holdings Co., Ltd.	4,700	45,800
	Honshu Chemical Industry Co., Ltd.	1,200	13,154
	Hoosiers Holdings	10,600	52,298
	Howa Machinery, Ltd.	3,900	28,744
	Hyakugo Bank, Ltd. (The)	56,700	167,511
	Hyakujushi Bank, Ltd. (The)	6,600	105,966
	Ichiken Co., Ltd.	1,200	16,303
	Ichinen Holdings Co., Ltd.	5,400	53,984
	Ichiyoshi Securities Co., Ltd.	11,700	42,553
	IDEA Consultants, Inc.	1,600	26,000

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IHI Corp.	25,700	$320,371
	Iino Kaiun Kaisha, Ltd.	25,600	74,512
	IJTT Co., Ltd.	6,900	28,267
	Ikegami Tsushinki Co., Ltd.	800	5,770
	Imagica Group, Inc.	6,500	20,699
	Imasen Electric Industrial	4,400	27,926
	Inaba Denki Sangyo Co., Ltd.	9,300	212,783
	Inaba Seisakusho Co., Ltd.	2,700	31,641
	Inabata & Co., Ltd.	12,100	133,434
	Ines Corp.	4,600	61,598
	I-O Data Device, Inc.	2,400	22,203
	Iseki & Co., Ltd.	6,200	65,462
	Isetan Mitsukoshi Holdings, Ltd.	80,100	365,497
	Ishihara Sangyo Kaisha, Ltd.	10,300	64,920
	Itochu Enex Co., Ltd.	13,800	108,388
	Itochu-Shokuhin Co., Ltd.	1,600	72,808
	Itoham Yonekyu Holdings, Inc.	4,000	24,134
	Itoki Corp.	10,300	33,981
	IwaiCosmo Holdings, Inc.	6,600	74,675
	Iwaki & Co., Ltd.	6,000	25,590
	Iwaki Co., Ltd.	1,500	13,456
	Iwasaki Electric Co., Ltd.	1,300	20,229
	Iwatani Corp.	6,800	240,168
	Iyo Bank, Ltd. (The)	15,300	90,519
	J Front Retailing Co., Ltd.	53,900	311,691
	J Trust Co., Ltd.	19,100	42,302
	Jaccs Co., Ltd.	6,700	102,302
	Jalux, Inc.	1,300	18,879
	Jamco Corp.	1,000	5,886
	Janome Sewing Machine Co., Ltd.	6,900	28,690
	Japan Asia Group, Ltd.	6,900	17,995
	Japan Aviation Electronics Industry, Ltd.	8,800	111,387
	Japan Cash Machine Co., Ltd.	5,700	27,514
*	Japan Display, Inc.	169,300	75,816
	Japan Oil Transportation Co., Ltd.	700	20,260
	Japan Pulp & Paper Co., Ltd.	3,300	112,717
	Japan Securities Finance Co., Ltd.	25,400	112,341
	Japan Steel Works, Ltd. (The)	17,000	242,321
	Japan Transcity Corp.	10,000	43,403
	Japan Wool Textile Co., Ltd. (The)	13,100	112,653
	JGC Holdings Corp.	44,100	446,206
	Jimoto Holdings, Inc.	50,500	44,606
	JK Holdings Co., Ltd.	2,700	18,551
	JMS Co., Ltd.	5,000	36,178
	Joban Kosan Co., Ltd.	2,000	23,523
	J-Oil Mills, Inc.	2,500	94,256
	Joshin Denki Co., Ltd.	5,300	102,247
	JSP Corp.	3,800	49,315
	JTEKT Corp.	50,400	335,423
	Juki Corp.	9,300	37,160
	Juroku Bank, Ltd. (The)	8,000	137,028
	JVCKenwood Corp.	53,400	67,530
	Kaga Electronics Co., Ltd.	4,900	92,795
	Kamei Corp.	5,900	53,160
	Kanaden Corp.	5,000	62,240
	Kanagawa Chuo Kotsu Co., Ltd.	1,300	45,623
	Kanamoto Co., Ltd.	7,200	145,501
	Kandenko Co., Ltd.	13,700	107,381
	Kaneka Corp.	11,200	264,667

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaneko Seeds Co., Ltd.	1,700	$22,594
	Kanematsu Corp.	20,600	224,419
	Kansai Mirai Financial Group, Inc.	21,395	81,028
	Kansai Super Market, Ltd.	3,800	44,528
	Kanto Denka Kogyo Co., Ltd.	11,000	86,133
	Kasai Kogyo Co., Ltd.	7,400	27,054
	Katakura & Co-op Agri Corp.	1,200	13,896
	Kato Sangyo Co., Ltd.	6,100	191,895
	Kato Works Co., Ltd.	3,400	36,559
	KAWADA TECHNOLOGIES, Inc.	1,400	55,379
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,500	34,055
	Kawasaki Heavy Industries, Ltd.	32,900	448,645
*	Kawasaki Kisen Kaisha, Ltd.	19,500	178,146
	Kawata Manufacturing Co., Ltd.	1,900	12,312
	Keihin Corp.	13,300	318,261
	Keiyo Bank, Ltd. (The)	30,100	136,199
	Keiyo Co., Ltd.	8,600	75,014
	Kenedix, Inc.	38,200	173,744
	Kenko Mayonnaise Co., Ltd.	2,800	46,495
	KFC, Ltd.	700	13,606
	Kimura Unity Co., Ltd.	1,300	12,287
*	Kinki Sharyo Co., Ltd. (The)	800	8,435
	Kintetsu World Express, Inc.	10,300	176,089
	Ki-Star Real Estate Co., Ltd.	1,500	25,270
	Kitagawa Corp.	2,800	38,424
	Kita-Nippon Bank, Ltd. (The)	2,100	32,666
	Kitano Construction Corp.	1,200	30,134
	Kitz Corp.	15,000	94,826
	Kiyo Bank, Ltd. (The)	16,700	234,925
	Koa Corp.	5,700	49,036
	Koatsu Gas Kogyo Co., Ltd.	9,700	69,007
*	Kobe Steel, Ltd.	88,000	285,170
	Kohnan Shoji Co., Ltd.	7,000	261,210
	Kohsoku Corp.	2,700	35,057
	Kojima Co., Ltd.	7,900	40,803
	Kokusai Co., Ltd.	2,400	16,626
	Kokuyo Co., Ltd.	18,700	196,863
	KOMAIHALTEC, Inc.	1,200	14,987
	Komatsu Matere Co., Ltd.	8,600	56,387
	Komatsu Wall Industry Co., Ltd.	1,800	28,396
	Komehyo Co., Ltd.	2,800	17,188
	Komeri Co., Ltd.	9,400	295,876
	Konaka Co., Ltd.	7,500	18,648
	Kondotec, Inc.	4,200	44,567
	Konica Minolta, Inc.	108,300	286,872
	Konishi Co., Ltd.	3,800	52,307
	Konoike Transport Co., Ltd.	7,300	70,194
*	Kosaido Co., Ltd.	6,500	47,083
	Koshidaka Holdings Co., Ltd.	4,200	13,255
	Krosaki Harima Corp.	1,200	36,530
	KRS Corp.	1,800	23,944
	KU Holdings Co., Ltd.	2,600	20,494
	Kumagai Gumi Co., Ltd.	3,400	77,940
	Kurabo Industries, Ltd.	4,600	85,746
	Kuraray Co., Ltd.	25,900	253,602
	Kureha Corp.	4,900	202,151
	Kurimoto, Ltd.	3,200	48,595
	Kuriyama Holdings Corp.	2,000	9,947
*	KYB Corp.	5,400	88,954

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyodo Printing Co., Ltd.	2,200	$55,456
	Kyoei Steel, Ltd.	6,200	73,718
	Kyokuto Boeki Kaisha, Ltd.	1,300	15,938
	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	118,745
	Kyokuto Securities Co., Ltd.	7,000	36,440
	Kyokuyo Co., Ltd.	2,400	60,019
	Kyoritsu Printing Co., Ltd.	3,700	4,486
	Kyosan Electric Manufacturing Co., Ltd.	12,300	60,549
	Kyowa Electronic Instruments Co., Ltd.	6,500	25,308
	Kyowa Leather Cloth Co., Ltd.	4,900	25,526
	Kyushu Financial Group, Inc.	62,700	256,252
	Kyushu Leasing Service Co., Ltd.	2,800	13,578
	Lintec Corp.	10,400	242,652
	Lonseal Corp.	700	11,346
	Look Holdings, Inc.	1,800	11,009
	Macnica Fuji Electronics Holdings, Inc.	13,100	197,499
	Macromill, Inc.	2,900	19,365
	Maeda Corp.	10,700	73,063
	Maeda Road Construction Co., Ltd.	400	7,273
	Makino Milling Machine Co., Ltd.	6,900	195,713
	Marubun Corp.	5,500	25,414
	Marudai Food Co., Ltd.	6,100	103,478
	Marufuji Sheet Piling Co., Ltd.	600	10,965
	Maruha Nichiro Corp.	7,100	136,441
	Maruka Corp.	2,200	40,011
	Maruyama Manufacturing Co., Inc.	1,100	11,438
	Maruzen CHI Holdings Co., Ltd.	3,000	10,287
	Maruzen Co., Ltd.	600	10,178
	Maruzen Showa Unyu Co., Ltd.	2,900	86,481
	Matsuda Sangyo Co., Ltd.	4,300	66,342
	Maxell Holdings, Ltd.	13,400	115,141
	Maxvalu Tokai Co., Ltd.	1,200	27,125
	Mazda Motor Corp.	135,100	779,360
	Mebuki Financial Group, Inc.	242,580	539,635
	Megmilk Snow Brand Co., Ltd.	10,200	231,126
	Meidensha Corp.	8,700	129,743
	Meiji Electric Industries Co., Ltd.	2,000	25,186
	Meiji Shipping Co., Ltd.	2,800	8,325
	Meisei Industrial Co., Ltd.	10,700	81,033
	Meiwa Corp.	7,300	29,151
	Meiwa Estate Co., Ltd.	2,900	10,150
	Mercuria Investment Co., Ltd.	3,100	16,930
	Michinoku Bank, Ltd. (The)	5,400	50,229
	Mikuni Corp.	6,100	14,610
	Mimaki Engineering Co., Ltd.	2,200	8,010
	Mimasu Semiconductor Industry Co., Ltd.	4,400	95,023
	Ministop Co., Ltd.	3,600	49,296
	Mirait Holdings Corp.	16,410	226,074
	Mitani Sangyo Co., Ltd.	7,800	22,935
	Mito Securities Co., Ltd.	18,500	33,897
*	Mitsuba Corp.	11,500	35,975
	Mitsubishi Gas Chemical Co., Inc.	37,000	587,683
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	29,301
	Mitsubishi Logistics Corp.	7,300	197,162
	Mitsubishi Materials Corp.	25,500	521,333
	Mitsubishi Motors Corp.	46,400	91,431
	Mitsubishi Paper Mills, Ltd.	7,800	23,741
	Mitsubishi Pencil Co., Ltd.	700	7,546
	Mitsubishi Shokuhin Co., Ltd.	3,600	89,426

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mitsubishi Steel Manufacturing Co., Ltd.	4,700	$23,782
	Mitsuboshi Belting, Ltd.	6,100	100,962
*	Mitsui E&S Holdings Co., Ltd.	18,200	70,061
	Mitsui High-Tec, Inc.	4,400	60,375
	Mitsui Matsushima Holdings Co., Ltd.	1,600	10,812
	Mitsui Mining & Smelting Co., Ltd.	16,900	358,906
	Mitsui OSK Lines, Ltd.	33,100	544,776
	Mitsui Sugar Co., Ltd.	4,600	83,590
	Mitsui-Soko Holdings Co., Ltd.	5,900	80,571
	Miyaji Engineering Group, Inc.	1,600	23,130
	Miyazaki Bank, Ltd. (The)	4,600	97,952
	Miyoshi Oil & Fat Co., Ltd.	1,800	20,156
	Mizuho Leasing Co., Ltd.	7,400	163,794
	Mizuno Corp.	5,500	91,667
	Modec, Inc.	5,000	66,695
	Monex Group, Inc.	42,200	91,614
	MORESCO Corp.	2,000	17,831
	Morinaga Milk Industry Co., Ltd.	6,700	312,752
	Moriroku Holdings Co., Ltd.	900	13,008
	Morita Holdings Corp.	1,600	27,730
	Morito Co., Ltd.	4,900	26,632
	Mory Industries, Inc.	1,800	35,153
	MRK Holdings, Inc.	10,200	12,640
	MrMax Holdings, Ltd.	8,500	63,768
	Mugen Estate Co., Ltd.	4,100	18,274
	Musashi Seimitsu Industry Co., Ltd.	9,500	70,549
	Musashino Bank, Ltd. (The)	8,600	116,288
	Nachi-Fujikoshi Corp.	3,500	97,331
	Nadex Co., Ltd.	800	5,045
	Nafco Co., Ltd.	1,700	29,619
	Nagano Bank, Ltd. (The)	2,800	27,977
	Nagano Keiki Co., Ltd.	4,200	38,290
	Nagase & Co., Ltd.	29,500	340,054
	Nakabayashi Co., Ltd.	4,000	21,635
	Nakamuraya Co., Ltd.	900	33,631
	Nakayama Steel Works, Ltd.	8,000	25,344
	Nakayamafuku Co., Ltd.	4,300	18,534
	Nanto Bank, Ltd. (The)	8,500	153,511
	Natori Co., Ltd.	1,100	18,097
	NEC Capital Solutions, Ltd.	2,600	43,407
	Neturen Co., Ltd.	10,100	45,133
	NHK Spring Co., Ltd.	49,600	279,129
	Nicca Chemical Co., Ltd.	1,600	12,898
*	Nice Corp.	1,200	11,422
	Nichiban Co., Ltd.	1,300	18,111
	Nichicon Corp.	13,400	84,695
	Nichiden Corp.	3,900	81,635
	Nichiha Corp.	4,300	87,314
	Nichi-iko Pharmaceutical Co., Ltd.	12,600	143,058
	Nichirin Co., Ltd.	2,750	31,932
*	Nihon Dempa Kogyo Co., Ltd.	3,100	8,823
	Nihon Denkei Co., Ltd.	1,400	15,756
	Nihon House Holdings Co., Ltd.	13,000	28,708
	Nihon Nohyaku Co., Ltd.	9,500	43,101
	Nihon Parkerizing Co., Ltd.	13,800	133,927
	Nihon Plast Co., Ltd.	4,500	16,085
	Nihon Tokushu Toryo Co., Ltd.	3,100	27,746
	Nihon Yamamura Glass Co., Ltd.	2,700	21,365
	Nikkato Corp.	2,400	15,127

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nikkiso Co., Ltd.	9,800	$81,815
	Nikkon Holdings Co., Ltd.	12,000	218,687
	Nikon Corp.	64,900	453,743
	Nippo Corp.	12,700	336,815
	Nippon Carbide Industries Co., Inc.	2,300	24,589
	Nippon Chemical Industrial Co., Ltd.	1,800	34,951
*	Nippon Chemi-Con Corp.	5,000	79,460
	Nippon Chemiphar Co., Ltd.	500	11,586
	Nippon Coke & Engineering Co., Ltd.	52,300	29,792
	Nippon Concrete Industries Co., Ltd.	17,600	42,736
*	Nippon Denko Co., Ltd.	35,700	48,353
	Nippon Densetsu Kogyo Co., Ltd.	9,100	183,722
	Nippon Dry-Chemical Co., Ltd.	1,400	20,580
	Nippon Electric Glass Co., Ltd.	23,200	379,466
	Nippon Filcon Co., Ltd.	3,100	15,156
	Nippon Flour Mills Co., Ltd.	11,700	184,423
	Nippon Kayaku Co., Ltd.	19,100	187,366
	Nippon Kodoshi Corp.	800	7,476
	Nippon Koei Co., Ltd.	3,200	82,090
	Nippon Light Metal Holdings Co., Ltd.	180,000	296,589
	Nippon Paper Industries Co., Ltd.	29,800	375,281
	Nippon Pillar Packing Co., Ltd.	4,100	56,150
	Nippon Piston Ring Co., Ltd.	2,200	23,179
	Nippon Road Co., Ltd. (The)	1,500	105,335
	Nippon Seisen Co., Ltd.	1,200	34,031
*	Nippon Sheet Glass Co., Ltd.	26,700	87,344
	Nippon Signal Co., Ltd.	12,000	114,162
	Nippon Soda Co., Ltd.	6,600	169,499
	Nippon Steel Trading Corp.	4,400	131,191
	Nippon Suisan Kaisha, Ltd.	50,900	213,542
	Nippon Thompson Co., Ltd.	17,000	49,150
	Nippon Yakin Kogyo Co., Ltd.	4,400	60,848
	Nippon Yusen K.K.	43,400	564,719
	Nishimatsu Construction Co., Ltd.	15,600	289,648
	Nishimoto Co., Ltd.	400	7,016
	Nishi-Nippon Financial Holdings, Inc.	35,900	224,141
	Nishio Rent All Co., Ltd.	4,800	91,405
	Nissan Shatai Co., Ltd.	15,900	118,258
	Nissan Tokyo Sales Holdings Co., Ltd.	4,700	10,608
	Nissei Plastic Industrial Co., Ltd.	3,700	27,469
	Nissha Co., Ltd.	8,000	82,973
	Nisshin Oillio Group, Ltd. (The)	6,500	196,979
	Nisshinbo Holdings, Inc.	45,204	270,376
	Nissin Corp.	4,100	56,670
	Nissin Electric Co., Ltd.	8,100	75,891
	Nitta Corp.	5,600	118,688
	Nitta Gelatin, Inc.	3,800	21,549
	Nitto Fuji Flour Milling Co., Ltd.	400	22,750
	Nitto Kogyo Corp.	6,600	107,369
	Nitto Seiko Co., Ltd.	8,700	38,902
	Nittoc Construction Co., Ltd.	2,000	13,693
	Noda Corp.	1,700	9,315
	NOK Corp.	26,800	291,937
	Nomura Real Estate Holdings, Inc.	28,500	471,184
	Noritake Co., Ltd.	3,000	90,214
	Noritsu Koki Co., Ltd.	6,100	87,485
	Noritz Corp.	9,000	109,398
	North Pacific Bank, Ltd.	76,400	146,233
	Nozawa Corp.	1,400	8,919

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NS United Kaiun Kaisha, Ltd.	2,900	$39,533
	NTN Corp.	112,900	197,396
	Ogaki Kyoritsu Bank, Ltd. (The)	9,800	192,477
	Ohara, Inc.	2,000	18,089
	Ohmoto Gumi Co., Ltd.	200	8,278
	OIE Sangyo Co., Ltd.	200	2,642
	Oiles Corp.	6,700	85,801
	Oita Bank, Ltd. (The)	4,300	96,186
	Okabe Co., Ltd.	10,500	70,347
	Okada Aiyon Corp.	1,100	8,919
	Okamoto Industries, Inc.	400	15,140
	Okamoto Machine Tool Works, Ltd.	800	15,023
	Okamura Corp.	11,100	72,182
	Okasan Securities Group, Inc.	40,200	114,370
	Oki Electric Industry Co., Ltd.	16,500	146,439
	OKUMA Corp.	6,600	254,973
	Okura Industrial Co., Ltd.	1,800	23,716
	Okuwa Co., Ltd.	6,100	85,039
	Olympic Group Corp.	2,600	23,640
	Onoken Co., Ltd.	5,000	54,533
	Onward Holdings Co., Ltd.	27,200	66,799
	Orient Corp.	99,700	96,109
	Origin Co., Ltd.	1,300	15,197
	Osaka Soda Co., Ltd.	3,100	66,933
	OSAKA Titanium Technologies Co., Ltd.	5,100	38,326
	Osaki Electric Co., Ltd.	12,400	58,310
	OSG Corp.	7,900	107,646
	OSJB Holdings Corp.	12,500	26,633
	OUG Holdings, Inc.	600	15,158
	Pacific Industrial Co., Ltd.	12,200	89,517
	Paltek Corp.	2,400	12,088
	Parker Corp.	2,000	8,392
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	14,291
	Penta-Ocean Construction Co., Ltd.	63,500	333,785
	Piolax, Inc.	8,300	114,506
	Press Kogyo Co., Ltd.	29,000	75,116
	Pressance Corp.	8,900	97,777
	PS Mitsubishi Construction Co., Ltd.	8,400	40,273
	Punch Industry Co., Ltd.	4,100	15,196
	Raiznext Corp.	8,600	97,164
	Rasa Corp.	1,900	16,832
	Rasa Industries, Ltd.	1,600	21,667
	Raysum Co., Ltd.	4,400	35,910
	Rengo Co., Ltd.	31,200	234,687
	Resorttrust, Inc.	17,600	196,587
	Restar Holdings Corp.	2,400	42,678
	Retail Partners Co., Ltd.	7,200	145,054
	Riberesute Corp.	2,000	12,928
	Ricoh Leasing Co., Ltd.	4,200	106,264
*	Right On Co., Ltd.	6,100	30,968
	Riken Corp.	2,600	63,660
	Riken Keiki Co., Ltd.	2,600	60,538
	Riken Technos Corp.	11,500	41,263
	Riso Kagaku Corp.	1,500	17,543
	Rix Corp.	600	8,765
	Roland DG Corp.	3,200	33,664
	Round One Corp.	7,100	42,257
	Ryobi, Ltd.	7,300	69,708
	Ryoden Corp.	4,800	63,268

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ryosan Co., Ltd.	3,100	$58,938
	S Foods, Inc.	3,000	71,801
	S LINE Co., Ltd.	1,800	15,226
	Sac's Bar Holdings, Inc.	2,500	11,223
	Sakai Chemical Industry Co., Ltd.	4,000	73,084
	Sakai Heavy Industries, Ltd.	700	14,282
	Sakata INX Corp.	11,400	105,390
	Sala Corp.	16,900	86,676
	SAMTY Co., Ltd.	6,200	67,382
	San Holdings, Inc.	2,200	23,110
	San ju San Financial Group, Inc.	4,330	51,343
	San-A Co., Ltd.	600	22,626
	San-Ai Oil Co., Ltd.	16,300	132,062
*	Sanden Holdings Corp.	4,900	12,074
	Sanei Architecture Planning Co., Ltd.	3,100	35,000
	Sangetsu Corp.	7,100	97,116
	San-In Godo Bank, Ltd. (The)	41,300	193,124
	Sanken Electric Co., Ltd.	2,500	48,138
	Sanki Engineering Co., Ltd.	9,900	108,761
	Sanko Gosei, Ltd.	2,000	4,764
	Sanko Metal Industrial Co., Ltd.	1,000	19,695
	Sankyo Co., Ltd.	2,000	50,031
	Sankyo Tateyama, Inc.	7,700	57,989
	Sanoh Industrial Co., Ltd.	7,100	40,987
	Sansei Landic Co., Ltd.	1,300	9,324
	Sansei Technologies, Inc.	800	4,601
	Sansha Electric Manufacturing Co., Ltd.	4,900	26,168
	Sanshin Electronics Co., Ltd.	1,700	28,223
	Sanyo Chemical Industries, Ltd.	3,500	149,193
	Sanyo Denki Co., Ltd.	2,300	103,076
	Sanyo Special Steel Co., Ltd.	4,600	33,134
	Sanyo Trading Co., Ltd.	4,600	39,329
	Sapporo Holdings, Ltd.	11,900	204,930
	Sato Shoji Corp.	5,000	40,828
	Satori Electric Co., Ltd.	4,200	30,132
	Sawada Holdings Co., Ltd.	6,000	51,031
*	Saxa Holdings, Inc.	1,300	17,307
	Scroll Corp.	8,200	43,037
	SEC Carbon, Ltd.	600	33,568
	Secom Joshinetsu Co., Ltd.	945	29,463
	Seibu Holdings, Inc.	26,600	237,736
	Seika Corp.	3,500	37,224
	Seikitokyu Kogyo Co., Ltd.	8,500	57,787
	Seiko Holdings Corp.	7,000	95,820
	Seiko PMC Corp.	2,300	14,837
	Seino Holdings Co., Ltd.	40,000	492,311
	Seiren Co., Ltd.	5,500	63,432
	Sekisui Kasei Co., Ltd.	8,100	39,238
	Senko Group Holdings Co., Ltd.	29,600	221,335
	Senshu Electric Co., Ltd.	2,300	65,005
	Senshu Ikeda Holdings, Inc.	62,500	92,027
	Shibaura Electronics Co., Ltd.	1,600	30,605
	Shibaura Machine Co., Ltd.	6,300	118,039
	Shibaura Mechatronics Corp.	900	22,149
	Shibusawa Warehouse Co., Ltd. (The)	3,100	52,359
	Shiga Bank, Ltd. (The)	11,600	253,327
	Shikibo, Ltd.	2,500	23,886
	Shikoku Bank, Ltd. (The)	9,600	64,132
	Shikoku Chemicals Corp.	9,600	99,053

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shima Seiki Manufacturing, Ltd.	5,100	$60,199
	Shimachu Co., Ltd.	8,600	234,026
	Shimizu Bank, Ltd. (The)	2,700	38,274
	Shimojima Co., Ltd.	2,900	31,559
	Shinagawa Refractories Co., Ltd.	1,700	32,727
	Shindengen Electric Manufacturing Co., Ltd.	2,400	44,850
	Shin-Etsu Polymer Co., Ltd.	11,300	91,601
	Shinko Electric Industries Co., Ltd.	700	10,540
	Shinko Shoji Co., Ltd.	8,100	65,033
	Shinmaywa Industries, Ltd.	6,000	52,505
	Shinnihon Corp.	7,700	57,048
	Shinoken Group Co., Ltd.	5,100	36,969
	Shinsei Bank, Ltd.	44,000	497,079
	Shinsho Corp.	1,500	24,650
	Shinwa Co., Ltd.	1,300	23,727
	Shizuki Electric Co., Inc.	3,000	14,702
	Shizuoka Bank, Ltd. (The)	77,300	502,005
	Shizuoka Gas Co., Ltd.	12,800	103,088
	Shofu, Inc.	1,900	24,217
	Showa Corp.	14,200	300,111
	Showa Denko K.K.	29,300	607,452
	Sigma Koki Co., Ltd.	900	8,811
	Siix Corp.	7,900	62,023
	Sinanen Holdings Co., Ltd.	2,300	62,391
	Sinfonia Technology Co., Ltd.	5,800	55,271
	Sinko Industries, Ltd.	3,700	48,951
	SK-Electronics Co., Ltd.	2,400	22,035
	SKY Perfect JSAT Holdings, Inc.	34,300	126,219
	SMK Corp.	1,500	32,743
	Soda Nikka Co., Ltd.	6,400	30,573
	Sodick Co., Ltd.	13,600	106,067
	Sojitz Corp.	284,400	596,577
	Soken Chemical & Engineering Co., Ltd.	1,600	17,493
	Space Co., Ltd.	2,320	19,727
	Space Value Holdings Co., Ltd.	7,300	22,604
	SPK Corp.	1,200	15,228
	St Marc Holdings Co., Ltd.	2,500	34,531
	Starts Corp., Inc.	1,000	18,254
	Starzen Co., Ltd.	1,900	67,958
	St-Care Holding Corp.	1,600	6,246
	Sugimoto & Co., Ltd.	2,800	46,198
	Sumida Corp.	7,600	46,157
	Suminoe Textile Co., Ltd.	1,700	26,563
	Sumitomo Bakelite Co., Ltd.	3,200	77,645
	Sumitomo Densetsu Co., Ltd.	4,000	81,783
	Sumitomo Forestry Co., Ltd.	31,100	347,712
	Sumitomo Heavy Industries, Ltd.	25,300	492,972
	Sumitomo Mitsui Construction Co., Ltd.	25,500	99,040
	Sumitomo Osaka Cement Co., Ltd.	6,100	205,199
*	Sumitomo Precision Products Co., Ltd.	600	11,476
	Sumitomo Riko Co., Ltd.	12,000	56,157
	Sumitomo Rubber Industries, Ltd.	49,154	408,935
	Sumitomo Seika Chemicals Co., Ltd.	2,600	82,518
	Sun Frontier Fudousan Co., Ltd.	8,200	63,508
	Suncall Corp.	7,300	25,752
	Sun-Wa Technos Corp.	2,500	18,252
	Suruga Bank, Ltd.	38,200	128,573
	Suzuki Co., Ltd.	3,000	18,025
	SWCC Showa Holdings Co., Ltd.	6,200	72,219

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T Hasegawa Co., Ltd.	7,700	$153,802
	T RAD Co., Ltd.	1,700	21,177
	T&K Toka Co., Ltd.	6,700	49,168
	Tachibana Eletech Co., Ltd.	4,500	69,075
	Tachikawa Corp.	2,800	30,559
	Tachi-S Co., Ltd.	8,500	67,746
	Tadano, Ltd.	27,900	223,653
	Taihei Dengyo Kaisha, Ltd.	4,000	81,121
	Taiheiyo Cement Corp.	28,100	609,851
	Taiheiyo Kouhatsu, Inc.	1,500	8,590
	Taiho Kogyo Co., Ltd.	6,200	29,357
	Taikisha, Ltd.	6,000	168,640
	Taiko Bank, Ltd. (The)	2,400	28,310
	Taisei Lamick Co., Ltd.	1,100	27,887
	Takamatsu Construction Group Co., Ltd.	4,100	83,305
	Takamatsu Machinery Co., Ltd.	2,400	14,859
	Takaoka Toko Co., Ltd.	3,700	32,596
	Takara Leben Co., Ltd.	18,900	59,777
	Takara Standard Co., Ltd.	10,400	140,431
	Takasago International Corp.	4,100	78,513
	Takasago Thermal Engineering Co., Ltd.	2,500	33,209
	Takashima & Co., Ltd.	700	10,784
	Takashimaya Co., Ltd.	42,400	282,195
	Take And Give Needs Co., Ltd.	2,900	13,137
	TAKEBISHI Corp.	2,800	35,309
	Takeei Corp.	6,700	74,321
	Takeuchi Manufacturing Co., Ltd.	5,500	91,698
	Takihyo Co., Ltd.	1,600	27,912
	Takisawa Machine Tool Co., Ltd.	1,800	16,767
	Tamron Co., Ltd.	4,200	66,759
	Tamura Corp.	19,400	77,600
	Tatsuta Electric Wire and Cable Co., Ltd.	11,500	63,016
	Tayca Corp.	4,400	53,377
	Tbk Co., Ltd.	9,300	37,227
	TECHNO ASSOCIE Co., Ltd.	1,200	10,148
	Techno Smart Corp.	1,500	11,207
	Teijin, Ltd.	44,800	646,989
	Tekken Corp.	3,900	69,483
	Toa Corp.	6,000	37,865
	Toa Corp.	4,300	62,855
	Toa Oil Co., Ltd.	2,000	35,833
	TOA ROAD Corp.	1,700	54,891
	Tobishima Corp.	5,740	54,605
	TOC Co., Ltd.	12,300	73,535
	Tochigi Bank, Ltd. (The)	31,600	46,365
	Toda Corp.	4,300	27,583
*	Toda Kogyo Corp.	1,200	19,331
	Toei Co., Ltd.	300	39,872
	Toenec Corp.	2,600	92,072
	Toho Acetylene Co., Ltd.	1,200	13,778
	Toho Bank, Ltd. (The)	50,500	105,911
	Toho Chemical Industry Co., Ltd.	3,000	13,401
	Toho Co., Ltd.	2,100	34,764
	Toho Holdings Co., Ltd.	10,200	174,666
	Toho Titanium Co., Ltd.	4,300	23,092
*	Toho Zinc Co., Ltd.	3,500	47,989
	Tohoku Bank, Ltd. (The)	2,800	25,463
	Tokai Carbon Co., Ltd.	21,000	183,220
	Tokai Lease Co., Ltd.	800	9,662

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokai Rika Co., Ltd.	17,000	$212,626
	Tokai Tokyo Financial Holdings, Inc.	50,500	109,042
	Tokushu Tokai Paper Co., Ltd.	2,500	102,373
	Tokuyama Corp.	5,300	124,136
	Tokyo Dome Corp.	20,300	121,482
	Tokyo Energy & Systems, Inc.	6,600	45,518
	Tokyo Keiki, Inc.	3,800	32,763
	Tokyo Kiraboshi Financial Group, Inc.	7,500	76,921
	Tokyo Rakutenchi Co., Ltd.	900	32,436
*	Tokyo Rope Manufacturing Co., Ltd.	4,200	20,201
	Tokyo Sangyo Co., Ltd.	4,000	18,039
	Tokyo Steel Manufacturing Co., Ltd.	14,400	81,331
	Tokyo Tatemono Co., Ltd.	34,000	363,391
	Tokyo Tekko Co., Ltd.	3,900	56,721
	Tokyo Theatres Co., Inc.	3,000	32,361
	Tokyu Construction Co., Ltd.	14,500	67,427
	Tokyu Fudosan Holdings Corp.	95,900	366,486
	Tokyu Recreation Co., Ltd.	600	23,197
	Toli Corp.	12,400	28,379
	Tomato Bank, Ltd.	3,100	28,810
	Tomen Devices Corp.	800	27,614
	Tomoe Corp.	6,700	20,351
	Tomoe Engineering Co., Ltd.	2,300	41,824
*	Tomoegawa Co., Ltd.	1,400	11,869
	Tomoku Co., Ltd.	3,200	51,071
	TOMONY Holdings, Inc.	44,100	134,499
	Tonami Holdings Co., Ltd.	1,600	85,563
	Topre Corp.	9,300	89,592
	Topy Industries, Ltd.	4,300	44,317
	Torishima Pump Manufacturing Co., Ltd.	5,200	41,629
	Tosei Corp.	9,200	71,221
	Totech Corp.	600	12,967
	Tottori Bank, Ltd. (The)	3,000	30,916
	Towa Bank, Ltd. (The)	9,700	58,382
	Towa Corp.	4,800	55,980
	Toyo Construction Co., Ltd.	22,200	77,202
	Toyo Denki Seizo K.K.	1,900	18,655
*	Toyo Engineering Corp.	4,800	13,852
	Toyo Ink SC Holdings Co., Ltd.	9,600	173,074
	Toyo Kanetsu K.K.	1,800	33,473
	Toyo Logistics Co., Ltd.	6,200	18,234
	Toyo Machinery & Metal Co., Ltd.	5,300	19,225
	Toyo Securities Co., Ltd.	18,000	16,965
	Toyo Seikan Group Holdings, Ltd.	30,600	335,176
	Toyo Tanso Co., Ltd.	4,200	63,343
	Toyo Tire Corp	18,400	244,821
	Toyo Wharf & Warehouse Co., Ltd.	1,800	23,895
	Toyobo Co., Ltd.	24,900	346,007
	Toyoda Gosei Co., Ltd.	15,500	303,932
	Toyota Boshoku Corp.	16,000	187,175
	TPR Co., Ltd.	6,800	82,646
	TS Tech Co., Ltd.	7,000	177,557
	Tsubaki Nakashima Co., Ltd.	7,300	48,630
	Tsubakimoto Chain Co.	7,600	178,381
	Tsubakimoto Kogyo Co., Ltd.	1,000	27,123
*	Tsudakoma Corp.	800	6,400
	Tsukada Global Holdings, Inc.	5,400	11,246
	Tsukishima Kikai Co., Ltd.	7,700	82,877
	Tsukuba Bank, Ltd.	24,100	36,617

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsurumi Manufacturing Co., Ltd.	4,800	$81,839
	Tv Tokyo Holdings Corp.	3,900	80,981
	UACJ Corp.	9,500	160,369
	Ube Industries, Ltd.	30,400	496,497
	Ueki Corp.	500	11,538
	Ulvac, Inc.	8,700	258,091
*	Uniden Holdings Corp.	2,100	31,986
	UNIMAT Retirement Community Co., Ltd.	1,300	11,838
	Union Tool Co.	1,500	36,554
	Unipres Corp.	12,400	92,826
	United Super Markets Holdings, Inc.	12,200	146,986
	UNITED, Inc.	2,700	26,969
*	Universal Entertainment Corp.	5,700	100,350
	Urbanet Corp. Co., Ltd.	7,300	17,729
	Utoc Corp.	3,300	15,106
	Valor Holdings Co., Ltd.	8,000	173,706
	Valqua, Ltd.	1,300	22,327
	Vital KSK Holdings, Inc.	12,300	118,409
	VT Holdings Co., Ltd.	16,200	47,950
	Wacoal Holdings Corp.	9,300	157,066
	Wakachiku Construction Co., Ltd.	3,700	39,234
	Wakita & Co., Ltd.	11,300	96,215
	Warabeya Nichiyo Holdings Co., Ltd.	3,900	56,497
	Watahan & Co., Ltd.	700	14,445
	Wood One Co., Ltd.	1,200	13,133
	Xebio Holdings Co., Ltd.	8,300	53,484
	YAC Holdings Co., Ltd.	1,800	10,299
	Yachiyo Industry Co., Ltd.	3,600	12,846
	Yagi & Co., Ltd.	800	11,609
	Yahagi Construction Co., Ltd.	7,300	52,722
	YAMABIKO Corp.	11,300	92,136
	Yamagata Bank, Ltd. (The)	7,400	87,921
	Yamaguchi Financial Group, Inc.	60,328	356,229
	Yamanashi Chuo Bank, Ltd. (The)	8,100	60,420
	Yamashina Corp.	27,600	17,100
	Yamatane Corp.	1,500	17,422
	Yamaya Corp.	1,800	33,312
	Yamazawa Co., Ltd.	800	12,720
	Yamazen Corp.	6,900	62,204
	Yashima Denki Co., Ltd.	4,000	32,976
	Yellow Hat, Ltd.	9,600	126,004
	Yokogawa Bridge Holdings Corp.	7,800	137,198
	Yokohama Reito Co., Ltd.	14,900	118,590
	Yokohama Rubber Co., Ltd. (The)	29,000	370,943
	Yomiuri Land Co., Ltd.	500	15,708
	Yondenko Corp.	1,000	21,033
	Yondoshi Holdings, Inc.	2,800	46,758
	Yorozu Corp.	6,400	61,168
	Yotai Refractories Co., Ltd.	5,200	34,405
	Yuasa Funashoku Co., Ltd.	500	13,966
	Yuasa Trading Co., Ltd.	4,500	120,323
	Yurtec Corp.	11,800	67,781
	Yushin Precision Equipment Co., Ltd.	4,900	29,732
	Yushiro Chemical Industry Co., Ltd.	2,100	24,776
	Zeon Corp.	13,100	125,974
TOTAL JAPAN			82,338,864
MALAYSIA — (0.8%)
#	Duopharma Biotech Bhd	47,392	29,420

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Aeon Co. M Bhd	96,500	$19,286
	AEON Credit Service M Bhd	9,100	19,772
*	AFFIN Bank Bhd	76,600	29,205
*	AirAsia Group Bhd	278,600	42,278
	Ajinomoto Malaysia Bhd	3,900	13,993
	Alliance Bank Malaysia Bhd	160,800	81,347
	Allianz Malaysia Bhd	10,200	32,249
	AMMB Holdings Bhd	326,900	223,953
	ATA IMS Bhd	58,100	16,851
	Batu Kawan Bhd	12,100	43,706
*	Berjaya Assets Bhd	139,400	9,015
*	Berjaya Corp. Bhd	507,733	25,627
	BIMB Holdings Bhd	78,800	63,499
*	Boustead Holdings Bhd	106,008	15,834
	Boustead Plantations Bhd	114,100	10,247
*	Bumi Armada Bhd	415,900	22,319
*	Cahya Mata Sarawak Bhd	111,300	45,484
*	Cypark Resources Bhd	33,050	7,292
	Dagang NeXchange Bhd	205,700	12,174
#*	Dayang Enterprise Holdings Bhd	73,040	19,979
	DRB-Hicom Bhd	155,700	70,303
	Eastern & Oriental Bhd	142,981	13,632
*	Eco World Development Group Bhd	232,300	23,960
	Ekovest BHD	194,300	23,548
#	FGV Holdings Bhd	358,300	101,824
	Gadang Holdings Bhd	82,250	8,540
	Gamuda Bhd	280,818	236,525
	Genting Malaysia Bhd	426,000	229,707
#	George Kent Malaysia Bhd	66,200	10,658
	Hai-O Enterprise Bhd	15,700	6,859
#*	Hengyuan Refining Co. Bhd	35,300	25,190
	Hiap Teck Venture Bhd	209,200	7,746
	Hong Leong Industries Bhd	10,900	20,343
	IGB Bhd	51,064	32,175
	IJM Corp. Bhd	555,300	210,137
	IJM Plantations Bhd	7,000	2,948
	IOI Properties Group Bhd	201,749	44,069
#*	JAKS Resources Bhd	84,700	15,505
*	Jaya Tiasa Holdings Bhd	64,000	9,022
#	Kerjaya Prospek Group Bhd	39,500	9,916
	Kim Loong Resources Bhd	32,700	10,765
*	KNM Group Bhd	444,200	23,263
	LBS Bina Group Bhd	122,590	10,393
	Lii Hen Industries Bhd	15,400	10,160
	Lotte Chemical Titan Holding Bhd	37,200	17,671
	Magni-Tech Industries Bhd	28,266	14,103
	Magnum Bhd	143,000	71,890
	Mah Sing Group Bhd	217,100	33,491
#	Malayan Flour Mills Bhd	85,950	10,989
	Malaysia Airports Holdings Bhd	158,800	198,393
	Malaysia Building Society Bhd	230,100	29,102
	Malaysian Pacific Industries Bhd	18,800	58,424
	Malaysian Resources Corp. Bhd	373,000	49,418
	Matrix Concepts Holdings Bhd	66,750	26,640
#	Mega First Corp. Bhd	32,300	51,139
	MKH Bhd	42,400	13,018
	MMC Corp. Bhd	147,400	24,666
	MNRB Holdings Bhd	102,843	20,221
*	MPHB Capital Bhd	107,000	20,463

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Muda Holdings Bhd	36,200	$14,154
	Muhibbah Engineering M Bhd	57,500	11,596
*	Mulpha International Bhd	20,120	6,989
	Padini Holdings Bhd	22,300	11,234
#	Paramount Corp. Bhd	41,580	8,222
	Petron Malaysia Refining & Marketing Bhd	17,400	15,353
	Pos Malaysia Bhd	108,200	25,266
	RGB International Bhd	107,100	4,064
*	Sapura Energy Bhd	1,048,700	23,820
	Sarawak Oil Palms Bhd	45,385	38,376
	Scientex Bhd	21,900	47,106
	Sime Darby Bhd	347,000	178,365
	Sime Darby Property Bhd	296,000	43,651
	SP Setia Bhd Group	290,657	53,097
	Sunway Bhd	114,000	36,380
	Ta Ann Holdings Bhd	39,440	26,474
	TA Enterprise Bhd	239,700	34,567
	TA Global Bhd	119,500	7,478
#	Taliworks Corp. Bhd	69,900	14,114
	Tan Chong Motor Holdings Bhd	37,700	9,179
	Thong Guan Industries Bhd	13,000	14,457
*	Tropicana Corp. Bhd	111,893	23,764
*	TSH Resources Bhd	96,200	23,586
*	Tune Protect Group Bhd	80,800	5,245
	UEM Edgenta Bhd	59,000	31,190
*	UEM Sunrise Bhd	347,300	35,000
	UMW Holdings Bhd	60,200	34,971
#	United Malacca Bhd	15,200	16,373
	United Plantations Bhd	3,400	11,214
	UOA Development Bhd	113,900	41,413
*	Velesto Energy Bhd	594,639	19,863
	VS Industry Bhd	246,200	81,313
#	Wah Seong Corp. Bhd	40,401	4,727
*	WCT Holdings Bhd	174,737	19,388
	Yinson Holdings Bhd	18,400	27,267
*	YNH Property Bhd	52,616	34,060
	YTL Corp. Bhd	685,582	126,333
TOTAL MALAYSIA			3,739,995
MEXICO — (0.6%)
	ALEATICA S.A.B. de C.V.	24,175	21,943
	Alfa S.A.B. de C.V., Class A	568,712	308,696
	Alpek S.A.B. de C.V.	60,179	47,051
*	Banco del Bajio SA	121,511	93,911
	Cemex S.A.B. de C.V.	2,301,987	705,439
*	Cia Minera Autlan S.A.B. de C.V., Series B, Class B	33,523	13,542
*	Consorcio ARA S.A.B. de C.V.	158,657	19,177
	Corp. Actinver S.A.B. de C.V.	15,000	6,066
	Corpovael S.A. de C.V.	10,092	3,075
*	Credito Real S.A.B. de C.V. SOFOM ER	65,673	37,595
	Cydsa S.A.B. de C.V.	1,721	1,500
	El Puerto de Liverpool S.A.B. de C.V.	13,273	32,427
*	Gentera S.A.B. de C.V.	134,521	47,147
*	Grupo Aeromexico S.A.B. de C.V.	57,440	12,518
	Grupo Cementos de Chihuahua S.A.B. de C.V.	27,500	130,611
	Grupo Comercial Chedraui S.A. de C.V.	87,962	103,357
*	Grupo Famsa S.A.B. de C.V., Class A	33,963	1,114
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	129,388	93,313
	Grupo Herdez S.A.B. de C.V.	18,613	28,352

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	34,842	$6,262
*	Grupo Industrial Saltillo S.A.B. de C.V.	27,431	19,697
	Grupo Lala S.A.B. de C.V.	30,118	16,280
	Grupo Rotoplas S.A.B. de C.V.	18,293	12,231
	Grupo Sanborns S.A.B. de C.V.	56,188	49,359
	Grupo Simec S.A.B. de C.V., Class B	17,895	37,519
*	Grupo Televisa S.A.B.	133,587	149,824
*	Hoteles City Express S.A.B. de C.V.	61,700	15,110
	Industrias Bachoco S.A.B. de C.V., Class B	35,165	103,654
	Industrias CH S.A.B. de C.V., Class B	36,248	140,887
	Industrias Penoles S.A.B. de C.V.	15,986	238,429
	La Comer S.A.B. de C.V.	88,702	140,257
*	Minera Frisco S.A.B. de C.V.	67,836	7,468
*	Minera Frisco S.A.B. de C.V., Class A1	115,113	20,690
	Nemak S.A.B. de C.V.	128,545	30,093
	Orbia Advance Corp. S.A.B. de C.V.	140,399	222,632
*	Organizacion Cultiba S.A.B. de C.V.	69,200	34,996
	Organizacion Soriana S.A.B. de C.V., Class B	40,351	29,409
*	Regional S.A.B. de C.V.	21,120	55,004
	TV Azteca S.A.B. de C.V.	207,678	2,949
*	Unifin Financiera S.A.B. de C.V.	11,458	9,257
*	Vitro S.A.B. de C.V., Class A	22,198	23,240
TOTAL MEXICO			3,072,081
NETHERLANDS — (1.6%)
	Aalberts NV	6,800	242,843
	ABN AMRO Bank NV	5,792	48,107
*	Accell Group NV	2,150	60,320
	Aegon NV	195,115	571,763
	Aegon NV	60,897	176,601
	APERAM SA	13,306	379,015
*	Arcadis NV	21,846	448,685
*	ArcelorMittal SA	11,100	121,767
	ASR Nederland NV	38,573	1,246,184
*	Boskalis Westminster	23,172	437,694
*	Brunel International NV	4,689	33,889
	ForFarmers NV	5,755	37,050
*	Fugro NV	14,386	57,936
*	Heijmans NV	6,987	49,078
*	Hunter Douglas NV	991	53,780
*	Kendrion NV	2,302	31,674
*	Koninklijke BAM Groep NV	74,029	115,349
	Koninklijke Vopak NV	13,369	730,854
*	Lucas Bols NV	1,767	16,123
	NN Group NV	37,860	1,385,756
*	Ordina NV	26,153	66,286
	SBM Offshore NV	42,654	663,750
*	Signify NV	30,082	902,558
	Sligro Food Group NV	3,751	58,893
	Van Lanschot Kempen NV	2,353	40,724
TOTAL NETHERLANDS			7,976,679
NEW ZEALAND — (0.4%)
	Abano Healthcare Group, Ltd.	4,484	8,172
	Air New Zealand, Ltd.	129,552	115,327
	Arvida Group, Ltd.	70,904	75,333
	Chorus, Ltd.	92,026	454,698
*	Comvita, Ltd.	6,699	13,239

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Fletcher Building, Ltd.	136,916	$307,768
	Heartland Group Holdings, Ltd.	67,579	59,088
	Kathmandu Holdings, Ltd.	89,321	67,544
	Metlifecare, Ltd.	35,960	140,904
	NEW Zealand King Salmon Investments, Ltd.	7,515	9,132
	New Zealand Refining Co., Ltd. (The)	37,173	17,564
*	NZME, Ltd.	28,793	4,617
	Oceania Healthcare, Ltd.	57,333	38,437
	PGG Wrightson, Ltd.	2,747	5,126
	Sanford, Ltd.	10,820	46,745
	Scales Corp., Ltd.	15,450	53,894
	Skellerup Holdings, Ltd.	27,001	43,731
*	SKY Network Television, Ltd.	264,812	22,691
	SKYCITY Entertainment Group, Ltd.	136,942	226,740
	Steel & Tube Holdings, Ltd.	30,627	11,329
	Summerset Group Holdings, Ltd.	44,217	231,225
	Tourism Holdings, Ltd.	19,890	24,865
*	TOWER, Ltd.	65,261	25,991
	Turners Automotive Group, Ltd.	14,592	22,037
	Warehouse Group, Ltd. (The)	13,394	18,432
	Z Energy, Ltd.	47,379	88,636
TOTAL NEW ZEALAND			2,133,265
NORWAY — (0.7%)
*	Akastor ASA	22,420	14,876
*	Aker Solutions ASA	38,204	62,417
	American Shipping Co. ASA	8,329	24,394
	Austevoll Seafood ASA	18,044	152,516
	Avance Gas Holding, Ltd.	7,335	17,181
*	Axactor SE	24,958	18,756
*	B2Holding ASA	51,404	26,513
	Bonheur ASA	5,585	131,640
*	BW Energy, Ltd.	5,866	11,061
	BW LPG, Ltd.	25,720	106,487
	BW Offshore, Ltd.	28,748	100,122
	DNO ASA	130,938	83,167
	FLEX LNG, Ltd.	5,388	29,875
	Frontline, Ltd.	19,067	153,774
*	Kongsberg Automotive ASA	610,235	10,066
*	Kvaerner ASA	31,342	33,341
*	Norwegian Finans Holding ASA	23,696	177,019
	Ocean Yield ASA	13,737	33,659
*	Odfjell Drilling, Ltd.	25,170	31,429
*	Odfjell SE, Class A	8,358	18,986
*	Otello Corp. ASA	32,773	45,315
*	PGS ASA	70,106	24,998
*	Sbanken ASA	20,792	149,985
*	SpareBank 1 SR-Bank ASA	33,403	264,918
	Stolt-Nielsen, Ltd.	4,606	41,470
*	Storebrand ASA	110,083	602,414
*	Subsea 7 SA	58,964	451,708
	TGS NOPEC Geophysical Co. ASA	19,279	286,972
*	Wallenius Wilhelmsen ASA	9,122	13,529
*	XXL ASA	28,771	69,314
TOTAL NORWAY			3,187,902
PHILIPPINES — (0.2%)
*	Alliance Global Group, Inc.	697,900	81,095

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Altus Property Ventures, Inc.	4,859	$1,414
	Belle Corp.	514,000	14,332
	Cebu Air, Inc.	41,100	31,543
*	CEMEX Holdings Philippines, Inc.	615,323	11,162
	China Banking Corp.	156,400	63,686
	Cosco Capital, Inc.	415,800	41,421
	DMCI Holdings, Inc.	440,600	31,966
*	East West Banking Corp.	126,750	18,695
*	EEI Corp.	85,300	8,671
	Filinvest Land, Inc.	2,215,000	39,258
	First Philippine Holdings Corp.	35,390	43,049
*	Global Ferronickel Holdings, Inc.	214,652	4,840
	GT Capital Holdings, Inc.	4,975	44,627
*	Integrated Micro-Electronics, Inc.	64,100	6,061
	Lopez Holdings Corp.	459,100	21,903
	LT Group, Inc.	166,200	25,466
	Megaworld Corp.	1,811,000	110,804
	Metropolitan Bank & Trust Co.	87,900	61,391
	Nickel Asia Corp.	201,000	10,636
	Petron Corp.	450,100	28,500
	Philex Mining Corp.	153,000	10,018
*	Philippine National Bank	69,743	28,138
	Phoenix Petroleum Philippines, Inc.	68,700	15,931
*	Pilipinas Shell Petroleum Corp.	36,100	12,834
	Premium Leisure Corp.	648,000	3,957
	RFM Corp.	131,000	11,700
	Rizal Commercial Banking Corp.	55,220	17,901
	Robinsons Land Corp.	311,531	97,872
	Security Bank Corp.	24,060	45,184
	Semirara Mining & Power Corp.	50,900	10,329
*	Top Frontier Investment Holdings, Inc.	3,550	8,862
	Union Bank of the Philippines	42,760	46,048
	Vista Land & Lifescapes, Inc.	767,200	48,743
TOTAL PHILIPPINES			1,058,037
POLAND — (0.3%)
*	AB SA	754	5,908
*	Agora SA	7,238	14,513
*	Alior Bank SA	11,565	45,239
*	Amica SA	1,011	40,084
	Asseco Poland SA	3,557	60,906
	Bank Handlowy w Warszawie SA	2,186	21,379
*	Bank Millennium SA	85,287	65,238
*	Bank Ochrony Srodowiska SA	6,254	9,952
*	Bioton SA	7,143	10,596
*	Boryszew SA	12,442	11,999
*	Ciech SA	4,173	34,237
*	Develia SA	100,947	51,939
	Echo Investment SA	4,255	4,275
*	Enea SA	57,353	108,789
*	Fabryki Mebli Forte SA	2,722	19,215
	Famur SA	22,901	9,913
*	Grupa Azoty SA	6,879	52,381
	Grupa Lotos SA	9,326	120,498
	Jastrzebska Spolka Weglowa SA	11,223	49,608
	Kernel Holding SA	13,043	137,644
*	Lubelski Wegiel Bogdanka SA	2,965	15,732
*	mBank SA	556	27,671
*	Netia SA	26,226	30,700

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	PGE Polska Grupa Energetyczna SA	125,570	$220,919
	PKP Cargo SA	8,830	30,544
*	Tauron Polska Energia SA	263,439	182,362
*	VRG SA	30,608	18,574
TOTAL POLAND			1,400,815
PORTUGAL — (0.2%)
	Altri SGPS SA	20,536	101,596
*	Banco Comercial Portugues SA, Class R	1,280,419	147,664
	EDP Renovaveis SA	9,604	156,947
	Navigator Co. SA (The)	46,281	114,833
	NOS SGPS SA	65,634	290,056
	Semapa-Sociedade de Investimento e Gestao	7,977	71,760
*	Sonae Capital SGPS SA	16,615	9,376
	Sonae SGPS SA	264,042	184,588
TOTAL PORTUGAL			1,076,820
QATAR — (0.1%)
	Aamal Co.	120,427	25,314
	Al Khaleej Takaful Group QSC	19,900	9,936
	Al Khalij Commercial Bank PQSC	30,125	12,800
	Barwa Real Estate Co.	75,052	65,082
*	Doha Bank QPSC	130,368	85,298
	Doha Insurance Co. QSC	39,140	11,106
*	Gulf International Services QSC	67,961	31,329
*	Mazaya Qatar Real Estate Development QSC	439,951	105,588
	Ooredoo QPSC	6,290	11,649
	Qatar Industrial Manufacturing Co. QSC	13,405	10,075
	Qatar Insurance Co. SAQ	121,596	66,478
	Qatar National Cement Co. QSC	10,908	10,955
*	Salam International Investment, Ltd. QSC	258,928	32,377
	United Development Co. QSC	333,291	105,431
TOTAL QATAR			583,418
RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	24,217	35,357
	Globaltrans Investment P.L.C., GDR	12,707	76,242
	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	156,279
*	Mail.Ru Group, Ltd., GDR	671	17,703
*	Mail.Ru Group, Ltd., GDR	12,264	324,383
	Novolipetsk Steel PJSC, GDR	6,111	119,409
	O'Key Group SA, GDR	7,059	4,588
	QIWI P.L.C., Sponsored ADR	5,700	110,067
	Ros Agro P.L.C., GDR	370	3,543
	Ros Agro P.L.C., GDR	13,265	127,609
	RusHydro PJSC, ADR	154,685	152,287
	VTB Bank PJSC, GDR	51,288	50,775
TOTAL RUSSIA			1,178,242
SAUDI ARABIA — (0.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	5,500	20,715
*	Al Alamiya for Cooperative Insurance Co.	138	650
	Al Babtain Power & Telecommunication Co.	4,511	28,848
	Al Etihad Cooperative Insurance Co.	2,027	8,651
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,979	28,368
	Al Jouf Agricultural Development Co.	3,338	25,960
*	Al Jouf Cement Co.	17,106	41,733

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Khaleej Training and Education Co.	3,243	$13,109
*	Al Yamamah Steel Industries Co.	7,129	36,053
*	AlAbdullatif Industrial Investment Co.	9,672	27,723
*	AlJazira Takaful Ta'awuni Co.	8,258	39,565
	Arabian Cement Co.	5,348	42,486
	Arabian Pipes Co.	10,737	35,503
*	Arabian Shield Cooperative Insurance Co.	6,535	29,688
	Arriyadh Development Co.	5,777	23,443
*	Aseer Trading Tourism & Manufacturing Co.	6,616	19,713
*	Astra Industrial Group	4,544	24,591
	Bank Al-Jazira	16,574	52,678
*	Bawan Co.	5,600	20,452
*	City Cement Co.	11,566	53,539
*	Dar Al Arkan Real Estate Development Co.	43,668	84,401
	Dur Hospitality Co.	8,909	61,959
	Eastern Province Cement Co.	2,799	25,609
*	Emaar Economic City	16,055	30,417
*	Etihad Etisalat Co.	21,874	157,531
*	Fawaz Abdulaziz Al Hokair & Co.	36,671	186,438
	Fitaihi Holding Group	8,177	24,688
*	Hail Cement Co.	26,274	93,375
*	Jazan Energy and Development Co.	2,144	7,299
*	Methanol Chemicals Co.	13,893	27,758
*	Middle East Healthcare Co.	1,173	10,330
*	Middle East Paper Co.	2,519	9,823
*	Mobile Telecommunications Co. Saudi Arabia	34,290	103,738
*	Najran Cement Co.	25,786	81,662
*	Nama Chemicals Co.	9,019	47,900
*	National Co., for Glass Manufacturing (The)	2,577	14,696
*	National Industrialization Co.	33,213	91,772
	National Medical Care Co.	1,080	13,144
*	Northern Region Cement Co.	21,521	57,894
*	Rabigh Refining & Petrochemical Co.	5,940	20,127
*	Red Sea International Co.	2,825	11,429
	Sahara International Petrochemical Co.	30,812	118,811
*	Saudi Ceramic Co.	8,656	87,300
*	Saudi Chemical Co., Holding.	10,917	72,182
	Saudi Industrial Services Co.	7,212	41,588
*	Saudi Investment Bank (The)	3,084	10,932
*	Saudi Kayan Petrochemical Co.	70,774	152,981
*	Saudi Printing & Packaging Co.	2,635	10,225
*	Saudi Public Transport Co.	1,174	4,857
*	Saudi Re for Cooperative Reinsurance Co.	12,802	31,000
	Seera Group Holding	77,203	341,141
*	Tabuk Cement Co.	24,153	86,013
*	Takween Advanced Industries Co.	12,625	26,773
	Umm Al-Qura Cement Co.	4,244	27,467
	United Wire Factories Co.	8,759	47,830
	Yamama Cement Co.	3,061	19,556
	Yanbu Cement Co.	22,422	187,037
*	Zamil Industrial Investment Co.	14,756	64,027
TOTAL SAUDI ARABIA			3,065,178
SINGAPORE — (0.5%)
	Accordia Golf Trust	159,100	77,069
	Avarga, Ltd.	100,900	10,750
*	Banyan Tree Holdings, Ltd.	47,800	7,507
	Bukit Sembawang Estates, Ltd.	31,700	86,950
	China Aviation Oil Singapore Corp., Ltd.	47,300	33,137

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	China Sunsine Chemical Holdings, Ltd.	62,400	$15,255
	Chip Eng Seng Corp., Ltd.	116,100	37,751
*	COSCO Shipping International Singapore Co., Ltd.	157,000	22,666
	CSE Global, Ltd.	65,300	22,832
	Del Monte Pacific, Ltd.	61,200	5,832
*	Ezion Holdings, Ltd.	1,083,800	6,389
#*	Ezra Holdings, Ltd.	522,200	783
	Far East Orchard, Ltd.	37,800	26,673
	Frasers Property, Ltd.	71,200	60,234
	Frencken Group, Ltd.	49,100	42,070
*	Geo Energy Resources, Ltd.	71,400	5,968
	GL, Ltd.	83,800	35,333
	Golden Agri-Resources, Ltd.	1,618,200	186,091
	GuocoLand, Ltd.	86,300	87,710
*	Halcyon Agri Corp., Ltd.	98,900	16,882
	Ho Bee Land, Ltd.	50,700	75,315
	Hong Fok Corp., Ltd.	59,290	28,482
	Hong Leong Asia, Ltd.	61,800	21,236
	Hong Leong Finance, Ltd.	31,300	52,345
	Hotel Grand Central, Ltd.	34,566	23,203
	Hutchison Port Holdings Trust	977,400	105,983
*	Hyflux, Ltd.	124,600	1,635
*	Indofood Agri Resources, Ltd.	57,000	11,918
	Japfa, Ltd.	69,300	33,401
	Lian Beng Group, Ltd.	88,700	24,495
*	Midas Holdings, Ltd.	343,400	8,997
*	mm2 Asia, Ltd.	64,800	8,644
	Olam International, Ltd.	54,600	53,165
	OUE, Ltd.	79,600	66,086
	Oxley Holdings, Ltd.	214,363	33,716
	QAF, Ltd.	53,800	30,452
*	Raffles Education Corp., Ltd.	137,540	11,348
	Sembcorp Industries, Ltd.	235,600	297,429
	SIA Engineering Co., Ltd.	49,800	64,411
	SIIC Environment Holdings, Ltd.	199,500	29,824
	Sinarmas Land, Ltd.	163,500	20,773
	Sing Holdings, Ltd.	63,000	17,037
	Singapore Post, Ltd.	237,000	123,116
	Stamford Land Corp., Ltd.	74,600	18,575
	Sunningdale Tech, Ltd.	47,360	34,959
*	Swiber Holdings, Ltd.	92,600	1,375
	Tai Sin Electric, Ltd.	34,116	7,352
	Tuan Sing Holdings, Ltd.	142,128	28,601
	United Industrial Corp., Ltd.	30,700	46,834
	UOB-Kay Hian Holdings, Ltd.	39,029	33,699
	Wee Hur Holdings, Ltd.	60,800	7,975
	Wing Tai Holdings, Ltd.	96,300	119,948
TOTAL SINGAPORE			2,230,211
SOUTH AFRICA — (1.0%)
	Absa Group, Ltd.	68,952	319,559
	Adcock Ingram Holdings, Ltd.	7,118	18,272
	Advtech, Ltd.	87,594	38,013
	AECI, Ltd.	21,022	106,224
	African Oxygen, Ltd.	30,667	31,283
	African Rainbow Minerals, Ltd.	18,409	210,175
	Alexander Forbes Group Holdings, Ltd.	136,065	25,806
	Allied Electronics Corp., Ltd., Class A	34,495	40,524
	Alviva Holdings, Ltd.	32,995	10,671

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Aspen Pharmacare Holdings, Ltd.	44,976	$347,947
	Astral Foods, Ltd.	6,825	54,932
	Barloworld, Ltd.	34,363	132,544
	Cashbuild, Ltd.	1,984	18,501
	Curro Holdings, Ltd.	22,679	11,792
	DataTec, Ltd.	97,220	128,339
	Distell Group Holdings, Ltd.	9,315	37,041
	Exxaro Resources, Ltd.	31,666	249,803
	Foschini Group, Ltd. (The)	25,010	102,613
*	Grindrod Shipping Holdings, Ltd.	2,680	8,224
	Grindrod, Ltd.	107,193	23,076
*	Harmony Gold Mining Co., Ltd.	17,587	113,597
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	31,055	200,305
	Hudaco Industries, Ltd.	3,075	12,674
	Impala Platinum Holdings, Ltd.	33,041	294,958
	Imperial Logistics, Ltd.	21,941	42,686
	Investec, Ltd.	5,781	11,317
	KAP Industrial Holdings, Ltd.	283,595	42,900
	Lewis Group, Ltd.	12,017	9,815
	Liberty Holdings, Ltd.	26,500	107,358
	Life Healthcare Group Holdings, Ltd.	184,250	188,021
*	Long4Life, Ltd.	66,890	12,124
*	Massmart Holdings, Ltd.	6,195	7,114
	Merafe Resources, Ltd.	340,993	9,028
*	Metair Investments, Ltd.	45,761	48,549
	Momentum Metropolitan Holdings	185,757	180,733
*	Motus Holdings Ltd.	17,547	29,040
	Mpact, Ltd.	39,733	18,468
	Murray & Roberts Holdings, Ltd.	91,852	30,999
*	Nampak, Ltd.	104,795	7,198
	Nedbank Group, Ltd.	39,274	241,041
*	Ninety One, Ltd.	2,890	8,404
	Oceana Group, Ltd.	12,267	51,559
	Old Mutual, Ltd.	524,535	352,220
*	Omnia Holdings, Ltd.	31,449	50,144
*	Peregrine Holdings, Ltd.	42,331	49,906
*	PPC, Ltd.	351,187	15,942
	Raubex Group, Ltd.	28,364	41,920
	RCL Foods, Ltd.	33,526	18,058
	Reunert, Ltd.	28,836	52,469
	RFG Holdings, Ltd.	21,827	17,341
*	Royal Bafokeng Platinum, Ltd.	20,360	60,192
*	Sappi, Ltd.	76,269	109,449
*	Sasol, Ltd.	7,037	56,885
*	Sun International, Ltd.	9,971	5,676
*	Super Group, Ltd.	70,504	78,106
	Telkom SA SOC, Ltd.	42,940	73,211
	Tiger Brands, Ltd.	11,310	116,468
	Trencor, Ltd.	41,107	12,054
	Truworths International, Ltd.	50,953	97,659
*	Tsogo Sun Hotels, Ltd.	46,468	4,906
	Wilson Bayly Holmes-Ovcon, Ltd.	9,367	61,276
TOTAL SOUTH AFRICA			4,857,109
SOUTH KOREA — (4.6%)
*	Able C&C Co., Ltd.	2,508	17,582
*	Abpro Bio Co., Ltd.	23,890	16,176
	Aekyung Petrochemical Co., Ltd.	3,458	19,805
*	Agabang&Company	4,211	10,395

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ahn-Gook Pharmaceutical Co., Ltd.	1,627	$19,125
	AK Holdings, Inc.	1,058	16,082
*	ALUKO Co., Ltd.	7,684	13,074
*	Amotech Co., Ltd.	1,746	49,281
	Asia Cement Co., Ltd.	480	23,858
	ASIA Holdings Co., Ltd.	317	19,847
	Asia Paper Manufacturing Co., Ltd.	1,356	32,864
	Atec Co., Ltd.	2,495	59,891
	Aurora World Corp.	2,182	16,848
	Autech Corp.	2,921	29,663
	Baiksan Co., Ltd.	1,801	7,735
	Binggrae Co., Ltd.	1,104	56,452
	BioSmart Co., Ltd.	3,406	24,838
	BNK Financial Group, Inc.	62,219	268,926
	Busan City Gas Co., Ltd.	415	12,705
	BYC Co., Ltd.	48	8,275
*	Byucksan Corp.	12,763	19,094
*	Capro Corp.	10,154	22,138
	Cell Biotech Co., Ltd.	844	12,674
	Changhae Ethanol Co., Ltd.	1,848	21,372
	Chongkundang Holdings Corp.	476	49,490
	CJ CheilJedang Corp.	561	182,027
	CJ Corp.	2,866	198,429
	CJ ENM Co., Ltd.	1,786	172,967
	CJ Freshway Corp.	1,175	14,975
	CKD Bio Corp.	819	27,232
	Cosmax BTI, Inc.	583	10,795
	Coweaver Co., Ltd.	1,562	12,996
	CROWNHAITAI Holdings Co., Ltd.	1,460	10,226
	CS Wind Corp.	741	49,485
	Cuckoo Holdings Co., Ltd.	236	15,899
	D.I Corp.	4,636	16,493
	Dae Dong Industrial Co., Ltd.	5,164	33,522
	Dae Won Kang Up Co., Ltd.	6,480	16,753
	Daechang Co., Ltd.	17,888	17,820
	Daelim Industrial Co., Ltd.	6,417	451,358
	Daesang Corp.	5,375	115,191
	Daesang Holdings Co., Ltd.	3,226	22,744
*	Daesung Industrial Co., Ltd.	3,004	8,319
	Daewon Pharmaceutical Co., Ltd.	1,516	27,060
*	Daewoo Engineering & Construction Co., Ltd.	39,066	114,643
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,680	192,857
	Daewoong Co., Ltd.	4,452	96,061
	Daihan Pharmaceutical Co., Ltd.	560	14,036
	Daishin Securities Co., Ltd.	6,759	58,858
*	Danal Co., Ltd.	3,187	10,216
	DB Financial Investment Co., Ltd.	6,876	20,580
	DB Insurance Co., Ltd.	10,464	413,862
*	DB, Inc.	17,764	10,813
*	Deutsch Motors, Inc.	5,007	28,279
	DGB Financial Group, Inc.	39,399	170,728
	DI Dong Il Corp.	423	25,957
	DMS Co., Ltd.	3,345	18,277
	Dong-A ST Co., Ltd.	622	48,388
	Dong-Ah Geological Engineering Co., Ltd.	1,769	23,970
	Dongkuk Industries Co., Ltd.	7,943	23,288
*	Dongkuk Steel Mill Co., Ltd.	17,575	89,774
	Dongkuk Structures & Construction Co., Ltd.	8,156	48,576
	DONGSUNG Corp.	3,261	10,791

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwha Enterprise Co., Ltd.	1,983	$82,768
	Dongwha Pharm Co., Ltd.	5,100	104,832
	Dongwon F&B Co., Ltd.	296	45,124
	Dongwon Industries Co., Ltd.	346	54,676
	Dongwon Systems Corp.	1,184	21,064
	Doosan Bobcat, Inc.	8,329	188,642
	Doosan Co., Ltd.	1,141	45,580
*	Doosan Fuel Cell Co., Ltd.	1,245	48,038
*	Doosan Heavy Industries & Construction Co., Ltd.	27,845	245,591
#*	Doosan Infracore Co., Ltd.	28,195	168,805
*	Doosan Solus Co., Ltd.	686	21,791
	DoubleUGames Co., Ltd.	1,003	64,169
*	DSK Co., Ltd.	3,253	20,980
	DTR Automotive Corp.	1,077	21,848
	DY Corp.	2,973	10,188
	DY POWER Corp.	1,196	11,315
	e Tec E&C, Ltd.	348	20,572
*	Easy Bio, Inc.	475	20,909
	Easy Holdings Co., Ltd.	11,546	46,813
	Elentec Co., Ltd.	4,032	20,484
	E-MART, Inc.	4,315	413,122
*	EM-Tech Co., Ltd.	1,604	17,085
	ENF Technology Co., Ltd.	1,156	46,718
	Estechpharma Co., Ltd.	2,011	20,161
	Eugene Investment & Securities Co., Ltd.	10,226	32,877
*	Eusu Holdings Co., Ltd.	2,459	11,857
	Farmsco	4,894	25,622
	Fila Holdings Corp.	5,421	152,478
*	Genie Music Corp.	7,762	23,134
	GMB Korea Corp.	2,702	11,087
	GOLFZON Co., Ltd.	565	36,194
	Golfzon Newdin Holdings Co., Ltd.	8,152	44,326
	Grand Korea Leisure Co., Ltd.	4,988	53,453
	Green Cross Holdings Corp.	1,627	36,186
	GS Engineering & Construction Corp.	11,520	261,217
*	GS Global Corp.	14,500	20,619
	GS Holdings Corp.	9,384	276,182
	GS Retail Co., Ltd.	4,442	128,202
	Gunjang Energy Co., Ltd.	721	17,478
	Gwangju Shinsegae Co., Ltd.	168	19,478
	HAESUNG DS Co., Ltd.	910	15,850
	Haitai Confectionery & Foods Co., Ltd.	1,329	9,343
*	Halla Corp.	2,965	8,676
	Halla Holdings Corp.	1,788	43,824
	Han Kuk Carbon Co., Ltd.	3,401	23,899
	Hana Micron, Inc.	4,762	22,198
	HanChang Paper Co., Ltd.	12,299	20,575
*	Hancom, Inc.	2,591	36,880
	Handok, Inc.	1,695	49,963
	Handsome Co., Ltd.	3,853	98,185
	Hanil Holdings Co., Ltd.	417	15,436
	Hanjin Transportation Co., Ltd.	2,478	106,885
	Hankook Tire & Technology Co., Ltd.	14,682	321,516
	HanmiGlobal Co., Ltd.	2,096	16,267
	Hansae Co., Ltd.	1,894	16,878
	Hansae Yes24 Holdings Co., Ltd.	1,461	4,825
	Hanshin Construction	1,594	19,019
*	Hansol Holdings Co., Ltd.	9,825	26,978
*	Hansol HomeDeco Co., Ltd.	24,580	23,114

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Paper Co., Ltd.	4,708	$54,453
*	Hansol Technics Co., Ltd.	5,680	44,459
*	Hanwha Aerospace Co., Ltd.	5,944	121,709
	Hanwha Corp.	10,490	224,036
*	Hanwha General Insurance Co., Ltd.	15,243	36,206
*	Hanwha Investment & Securities Co., Ltd.	25,875	38,399
	Hanwha Life Insurance Co., Ltd.	72,761	89,644
	Hanwha Solutions Corp.	25,393	545,074
	Hanyang Eng Co., Ltd.	2,781	25,439
	Hanyang Securities Co., Ltd.	1,069	7,423
*	Harim Co., Ltd.	8,073	18,969
	Harim Holdings Co., Ltd.	6,177	34,639
	HB Technology Co., Ltd.	10,732	20,752
	HDC Holdings Co., Ltd.	6,291	51,366
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,571	119,938
	HDC Hyundai Engineering Plastics Co., Ltd.	2,805	9,717
*	Heungkuk Fire & Marine Insurance Co., Ltd.	12,193	22,683
	Hitejinro Holdings Co., Ltd.	1,659	29,792
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	16,798
*	Home Center Holdings Co., Ltd.	9,504	11,822
	HS Industries Co., Ltd.	7,260	42,209
	Huchems Fine Chemical Corp.	3,216	44,985
*	Humax Co., Ltd.	1,250	4,619
*	Huneed Technologies	1,911	11,148
	Huons Global Co., Ltd.	821	22,392
	Huvis Corp.	2,628	14,587
	Huvitz Co., Ltd.	3,099	17,994
#	Hwail Pharm Co., Ltd.	2,921	32,684
	Hwaseung Enterprise Co., Ltd.	2,016	18,953
*	Hyosung Advanced Materials Corp.	369	41,094
	Hyosung Chemical Corp.	385	34,704
	Hyosung Corp.	1,973	113,371
	Hyosung TNC Co., Ltd.	523	49,986
	Hyundai BNG Steel Co., Ltd.	2,003	12,613
*	Hyundai Construction Equipment Co., Ltd.	2,996	57,412
	Hyundai Corp.	2,531	31,515
	Hyundai Department Store Co., Ltd.	3,368	168,979
*	Hyundai Electric & Energy System Co., Ltd.	1,945	20,391
	Hyundai Engineering & Construction Co., Ltd.	13,801	398,656
	Hyundai Glovis Co., Ltd.	2,479	232,407
	Hyundai Greenfood Co., Ltd.	8,602	57,072
	Hyundai Heavy Industries Holdings Co., Ltd.	704	140,015
	Hyundai Home Shopping Network Corp.	691	35,168
	Hyundai Livart Furniture Co., Ltd.	2,651	42,561
	Hyundai Marine & Fire Insurance Co., Ltd.	12,533	245,295
	Hyundai Motor Securities Co., Ltd.	4,374	34,300
	Hyundai Steel Co.	16,825	351,396
	Hyundai Wia Corp.	3,635	116,308
	HyVision System, Inc.	2,537	25,434
*	IHQ, Inc.	13,188	16,427
*	Il Dong Pharmaceutical Co., Ltd.	1,626	21,826
	Iljin Holdings Co., Ltd.	6,410	26,229
	iMarketKorea, Inc.	4,396	31,409
	InBody Co., Ltd.	1,066	14,952
	Industrial Bank of Korea	18,594	126,876
	Innocean Worldwide, Inc.	1,060	44,469
*	Insun ENT Co., Ltd.	3,642	28,084
	Interpark Corp.	11,036	23,764
*	Iones Co., Ltd.	1,866	11,974

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	IS Dongseo Co., Ltd.	2,486	$91,509
	ISC Co., Ltd.	1,366	25,730
	i-SENS, Inc.	1,249	30,018
	ISU Chemical Co., Ltd.	3,235	23,728
*	Jahwa Electronics Co., Ltd.	3,016	31,350
	JB Financial Group Co., Ltd.	21,369	82,608
*	Jcontentree Corp.	841	20,901
	Jinsung T.E.C.	2,323	15,275
	Jusung Engineering Co., Ltd.	4,564	26,896
	KAON Media Co., Ltd.	2,178	10,905
*	KEC Corp.	18,498	12,763
	KEPCO Engineering & Construction Co., Inc.	1,454	19,802
	KEPCO Plant Service & Engineering Co., Ltd.	3,469	85,741
	KGMobilians Co., Ltd.	5,395	52,180
	KISWIRE, Ltd.	1,854	24,433
*	Kiwi Media Group Co., Ltd.	59,541	1,406
	KIWOOM Securities Co., Ltd.	717	57,904
	KMH Co., Ltd.	4,078	26,934
	Kocom Co., Ltd.	1,980	10,632
	Kolmar Korea Holdings Co., Ltd.	1,038	25,376
	Kolon Industries, Inc.	4,021	114,122
	Korea Asset In Trust Co., Ltd.	13,231	31,138
	Korea Autoglass Corp.	2,369	28,711
	Korea Cast Iron Pipe Industries Co., Ltd.	2,203	16,872
*	Korea Circuit Co., Ltd.	991	13,545
	Korea Electric Terminal Co., Ltd.	1,465	47,859
*	Korea Information & Communications Co., Ltd.	2,187	16,872
	Korea Investment Holdings Co., Ltd.	44	1,802
*	Korea Line Corp.	3,589	49,198
	Korea Petrochemical Ind Co., Ltd.	876	85,739
	Korea Real Estate Investment & Trust Co., Ltd.	38,820	55,959
	Korea United Pharm, Inc.	2,031	42,228
*	Korean Air Lines Co., Ltd.	15,975	234,023
	Korean Reinsurance Co.	23,087	138,237
	Kortek Corp.	3,593	26,865
	KSS LINE, Ltd.	4,280	30,405
*	KT Hitel Co., Ltd.	2,856	11,937
	KT Skylife Co., Ltd.	5,709	40,478
	KTB Investment & Securities Co., Ltd.	11,121	22,926
	KTCS Corp.	8,880	13,530
	Kukdo Chemical Co., Ltd.	1,020	33,770
	Kumho Industrial Co., Ltd.	3,880	22,253
	Kumho Petrochemical Co., Ltd.	3,898	277,252
*	Kumho Tire Co., Inc.	16,572	40,247
	Kwang Dong Pharmaceutical Co., Ltd.	9,258	71,215
	Kyeryong Construction Industrial Co., Ltd.	1,246	26,716
	Kyobo Securities Co., Ltd.	6,572	37,094
	Kyung Dong Navien Co., Ltd.	589	25,036
	Kyungbang Co., Ltd.	2,863	27,410
	Kyung-In Synthetic Corp.	6,925	52,149
	Leadcorp, Inc. (The)	3,249	21,138
*	LG Display Co., Ltd.	30,762	325,619
	LG Hausys, Ltd.	1,643	86,431
	LG HelloVision Co., Ltd.	7,875	26,338
	LG Innotek Co., Ltd.	2,242	304,315
	LG International Corp.	6,246	79,393
	LG Uplus Corp.	24,589	236,703
	LIG Nex1 Co., Ltd.	1,198	33,876
*	Lock & Lock Co., Ltd.	2,751	25,685

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LOT Vacuum Co., Ltd.	1,859	$23,609
	Lotte Chemical Corp.	2,262	320,797
	Lotte Chilsung Beverage Co., Ltd.	810	68,819
	Lotte Confectionery Co., Ltd.	95	8,794
	Lotte Corp.	5,594	146,076
	LOTTE Fine Chemical Co., Ltd.	2,794	102,767
	Lotte Food Co., Ltd.	115	31,791
	LOTTE Himart Co., Ltd.	2,005	51,437
*	Lotte Non-Life Insurance Co., Ltd.	17,091	24,483
	Lotte Shopping Co., Ltd.	2,191	143,619
	LS Corp.	4,224	149,077
	LS Electric Co., Ltd.	2,253	101,600
*	Lumens Co., Ltd.	6,628	10,724
*	Lutronic Corp.	3,084	15,091
*	LVMC Holdings	5,786	17,541
	Mando Corp.	6,621	153,678
	Meritz Financial Group, Inc.	7,348	52,525
	Meritz Fire & Marine Insurance Co., Ltd.	9,140	95,300
	Meritz Securities Co., Ltd.	66,680	172,691
	Mirae Asset Life Insurance Co., Ltd.	21,444	57,697
	Miwon Commercial Co., Ltd.	274	18,822
	Moorim P&P Co., Ltd.	5,847	14,656
	Moorim Paper Co., Ltd.	5,143	8,969
	Namhae Chemical Corp.	2,788	18,110
*	Neowiz	2,553	60,811
	Nexen Corp.	7,723	26,102
	Nexen Tire Corp.	11,041	48,481
	NH Investment & Securities Co., Ltd.	25,430	187,756
	NICE Holdings Co., Ltd.	4,219	72,329
	Nice Information & Telecommunication, Inc.	884	17,622
*	NK Co., Ltd.	17,710	15,347
	Nong Shim Holdings Co., Ltd.	504	34,080
	Nong Woo Bio Co., Ltd.	2,119	20,668
	NongShim Co., Ltd.	395	122,552
	NOROO Paint & Coatings Co., Ltd.	2,353	14,546
*	OCI Co., Ltd.	3,717	175,567
	OPTRON-TEC, Inc.	5,031	26,840
	Orion Holdings Corp.	4,848	50,685
	Paik Kwang Industrial Co., Ltd.	5,088	15,883
*	Pan Ocean Co., Ltd.	38,395	113,650
	Pan-Pacific Co., Ltd.	5,062	7,529
	Paradise Co., Ltd.	2,114	23,289
	Partron Co., Ltd.	7,264	68,459
	Poongsan Corp.	4,379	89,304
	Posco International Corp.	8,335	97,174
	Power Logics Co., Ltd.	6,699	42,555
	Protec Co., Ltd.	1,431	34,825
	PSK, Inc.	2,134	55,602
	Pulmuone Co., Ltd.	1,550	23,154
	Rayence Co., Ltd.	1,788	17,666
*	Redrover Co., Ltd.	13,135	1,261
*	RFTech Co., Ltd.	3,191	27,274
	S Net Systems, Inc.	3,825	22,623
*	S&T Motiv Co., Ltd.	1,600	60,385
	Sajo Industries Co., Ltd.	771	21,715
	Sajodaerim Corp.	742	8,903
	SAMHWA Paints Industrial Co., Ltd.	1,739	7,289
	Samick Musical Instruments Co., Ltd.	9,536	11,723
	Samick THK Co., Ltd.	2,172	19,491

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samji Electronics Co., Ltd.	2,577	$24,156
	SAMPYO Cement Co., Ltd.	8,391	25,443
	Samsung Card Co., Ltd.	4,793	113,834
*	Samsung Engineering Co., Ltd.	10,310	103,408
	Samsung Securities Co., Ltd.	11,443	278,591
	SAMT Co., Ltd.	20,892	38,491
	Samyang Corp.	930	49,783
	SAVEZONE I&C Corp.	3,550	6,594
	Seah Besteel Corp.	3,572	32,876
	SeAH Holdings Corp.	197	12,218
	SeAH Steel Corp.	395	20,905
	SeAH Steel Holdings Corp.	440	14,823
	Sejong Industrial Co., Ltd.	2,921	14,451
	Sekonix Co., Ltd.	2,227	9,191
	Seohan Co., Ltd.	18,570	17,568
	Seohee Construction Co., Ltd.	11,191	10,449
	Seoul Semiconductor Co., Ltd.	7,302	109,517
	Seowon Co., Ltd.	10,826	33,289
	SFA Engineering Corp.	3,018	89,441
	Shindaeyang Paper Co., Ltd.	172	8,027
	Shinsegae Engineering & Construction Co., Ltd.	481	9,592
	Shinsegae Food Co., Ltd.	411	18,747
	Shinsegae Information & Communication Co., Ltd.	186	19,290
	Shinsegae, Inc.	1,250	219,939
*	Shinsung E&G Co., Ltd.	17,026	19,702
*	Shinsung Tongsang Co., Ltd.	20,031	39,812
	Shinwha Intertek Corp.	8,653	19,796
*	Shinwon Corp.	13,837	19,332
	SHOWBOX Corp.	8,475	20,065
	Silicon Works Co., Ltd.	1,619	65,582
	SK Chemicals Co., Ltd.	574	129,875
	SK D&D Co., Ltd.	1,109	31,189
	SK Discovery Co., Ltd.	3,132	127,521
	SK Gas, Ltd.	459	33,196
	SK Networks Co., Ltd.	34,687	148,445
	SK Securities Co., Ltd.	75,285	53,063
	SKC Co., Ltd.	1,884	110,898
	SL Corp.	3,492	33,453
*	SM Culture & Contents Co., Ltd.	7,818	11,187
*	SM Entertainment Co., Ltd.	2,975	78,248
*	S-MAC Co., Ltd.	19,280	22,906
*	SNU Precision Co., Ltd.	4,032	12,234
	Songwon Industrial Co., Ltd.	4,004	43,606
	Soulbrain Holdings Co., Ltd.	1,594	128,307
	SPG Co., Ltd.	2,138	11,588
	Suheung Co., Ltd.	745	36,793
	Sun Kwang Co., Ltd.	1,102	15,362
	Sung Kwang Bend Co., Ltd.	2,225	14,030
*	Sungchang Enterprise Holdings, Ltd.	15,703	23,346
	Sungshin Cement Co., Ltd.	6,047	40,177
	Sungwoo Hitech Co., Ltd.	15,556	38,422
	Sunjin Co., Ltd.	1,884	15,667
	Systems Technology, Inc.	1,944	31,550
	Tae Kyung Industrial Co., Ltd.	2,320	9,567
*	Taewoong Co., Ltd.	3,164	34,143
	Taeyoung Engineering & Construction Co., Ltd.	8,104	109,159
	Taeyung BK Co Ltd	6,589	21,035
*	TK Chemical Corp.	7,026	12,147
	TK Corp.	813	5,083

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tongyang Life Insurance Co., Ltd.	7,364	$18,514
	Top Engineering Co., Ltd.	3,622	25,750
	Tovis Co., Ltd.	3,257	19,790
	TS Corp.	1,334	22,397
*	T'way Holdings, Inc.	2,738	2,336
*	Uni-Chem Co., Ltd.	17,518	20,668
	Unid Co., Ltd.	1,325	53,415
	Union Semiconductor Equipment & Materials Co., Ltd.	4,932	27,621
	Uniquest Corp.	2,969	28,470
	Value Added Technology Co., Ltd.	1,125	22,499
*	Webzen, Inc.	1,814	50,801
	Whanin Pharmaceutical Co., Ltd.	2,949	38,010
*	WillBes & Co. (The)	9,359	10,095
	WiSoL Co., Ltd.	1,798	23,790
*	WIZIT Co., Ltd.	17,635	10,417
*	Wonik Holdings Co., Ltd.	9,905	41,259
	Wonik Materials Co., Ltd.	1,400	34,011
*	Woori Investment Bank Co., Ltd.	61,398	30,150
*	Woosu AMS Co., Ltd.	4,958	16,355
#*	Woowon Development Co., Ltd.	4,466	23,104
	Y G-1 Co., Ltd.	4,751	18,133
*	Y-entec Co., Ltd.	1,168	12,246
	Youlchon Chemical Co., Ltd.	2,408	33,419
	Young Poong Corp.	69	30,187
	Youngone Corp.	3,664	74,325
	Youngone Holdings Co., Ltd.	1,299	37,955
*	Yuanta Securities Korea Co., Ltd.	24,539	58,953
	Zeus Co., Ltd.	1,279	15,087
TOTAL SOUTH KOREA			22,301,843
SPAIN — (1.2%)
	Acciona SA	4,986	553,517
*	Acerinox SA	44,231	381,372
	ACS Actividades de Construccion y Servicios SA	33,388	774,485
*	Almirall SA	10,312	114,133
*	Applus Services SA	29,878	231,590
	Atresmedia Corp. de Medios de Comunicacion SA	6,540	17,752
*	Azkoyen SA	2,368	13,946
	Banco de Sabadell SA	954,855	327,743
	Bankia SA	192,219	244,911
	Bankinter SA	139,381	724,668
	Construcciones y Auxiliar de Ferrocarriles SA	1,272	43,665
	Ebro Foods SA	15,774	353,766
*	eDreams ODIGEO SA	22,572	47,287
	Elecnor SA	4,376	45,970
	Enagas SA	5,417	136,667
#	Ence Energia y Celulosa SA	32,264	97,269
	Ercros SA	22,936	46,442
	Euskaltel SA	25,051	233,219
*	Fluidra SA	785	13,000
	Global Dominion Access SA	12,039	39,404
	Grupo Catalana Occidente SA	11,471	270,844
	Iberpapel Gestion SA	736	15,531
*	Indra Sistemas SA	17,080	128,976
*	Liberbank SA	552,072	107,183
	Mapfre SA	235,192	425,887
*	Melia Hotels International SA	22,642	83,821
	Miquel y Costas & Miquel SA	1,459	20,177
*	Neinor Homes SA	5,644	67,533

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Obrascon Huarte Lain SA	24,022	$15,722
	Prim SA	827	9,042
	Prosegur Cia de Seguridad SA	18,525	49,228
*	Quabit Inmobiliaria SA	32,976	14,078
	Sacyr SA	95,790	216,691
*	Tubacex SA	30,279	38,823
*	Unicaja Banco SA	141,426	78,758
*	Vocento SA	20,755	16,173
TOTAL SPAIN			5,999,273
SWEDEN — (2.4%)
	AcadeMedia AB	24,057	174,717
*	Adapteo Oyj	5,488	46,726
*	AF POYRY AB	23,184	595,128
	Alimak Group AB	10,032	124,882
*	Arise AB	3,697	14,940
	Arjo AB, Class B	69,470	430,806
*	Attendo AB	28,387	148,529
	Beijer Alma AB	3,228	38,928
*	Beijer Electronics Group AB	6,362	27,857
	Bergman & Beving AB	7,540	69,103
	Besqab AB	759	9,971
	Betsson AB	31,487	237,414
*	Bilia AB, Class A	9,440	91,341
	BillerudKorsnas AB	41,832	668,311
	Bonava AB, Class B	22,208	149,608
*	Bravida Holding AB	29,365	321,940
*	Bufab AB	7,561	98,308
*	Bulten AB	4,289	26,516
*	Byggmax Group AB	21,543	115,410
*	Cloetta AB, Class B	55,382	153,123
*	Collector AB	2,979	4,763
*	Coor Service Management Holding AB	2,399	19,105
*	Dometic Group AB	74,779	730,041
*	Doro AB	6,752	29,447
*	Duni AB	9,087	89,139
	Dustin Group AB	10,006	60,784
	Eastnine AB	4,151	54,565
*	Elanders AB, Class B	3,507	26,034
*	Eltel AB	1,494	3,302
*	Enea AB	4,344	90,213
*	Fagerhult AB	6,766	26,651
*	GHP Specialty Care AB	9,374	21,130
*	Granges AB	19,515	157,629
*	Gunnebo AB	11,511	23,173
*	Haldex AB	8,793	32,297
*	Hexpol AB	29,609	197,006
*	HIQ International AB	8,121	49,082
*	Hoist Finance AB	10,385	33,459
*	Humana AB	6,537	39,398
	Husqvarna AB, Class B	4,678	44,768
#	International Petroleum Corp.	15,048	28,985
	Intrum AB	19,674	471,685
*	Inwido AB	19,046	178,455
	JM AB	12,821	380,327
*	KNOW IT AB	4,542	93,870
	Lindab International AB	26,759	418,202
*	Loomis AB	12,861	307,306
*	Medivir AB, Class B	2,930	5,214

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Mekonomen AB	9,385	$79,887
	Millicom International Cellular SA	10,791	324,803
*	Modern Times Group MTG AB, Class B	17,404	237,400
	Momentum Group AB, Class B	1,299	20,880
*	New Wave Group AB, Class B	15,102	62,704
*	Nobia AB	29,370	174,253
*	Nordic Waterproofing Holding A.S.	5,586	74,849
*	Peab AB, Class B	55,258	518,669
	Pricer AB, Class B	39,134	116,157
*	Proact IT Group AB	1,658	34,899
	Probi AB	502	19,167
*	Qliro Group AB	22,925	17,535
*	Ratos AB, Class B	51,449	184,103
*	Recipharm AB, Class B	19,988	321,476
	Resurs Holding AB	29,019	145,753
	Rottneros AB	28,710	26,509
*	Saab AB, Class B	11,319	365,704
*	SAS AB	75,194	67,734
*	Scandi Standard AB	10,318	76,957
	Scandic Hotels Group AB	8,077	27,912
*	Semcon AB	4,616	30,149
	SkiStar AB	5,577	65,395
*	SSAB AB, Class A	60,214	177,882
*	SSAB AB, Class B	148,453	422,073
	Systemair AB	4,580	87,512
*	Trelleborg AB, Class B	54,795	851,000
*	VBG Group AB, Class B	2,173	31,952
TOTAL SWEDEN			11,722,902
SWITZERLAND — (4.4%)
	Adecco Group AG	26,285	1,242,068
	Allreal Holding AG	4,110	817,707
	ALSO Holding AG	1,520	401,018
*	ams AG	45,490	765,170
*	Arbonia AG	12,862	146,902
*	Aryzta AG	218,303	138,466
*	Autoneum Holding AG	778	78,904
	Baloise Holding AG	14,424	2,200,739
	Banque Cantonale de Geneve	498	96,823
	Banque Cantonale Vaudoise	5,570	583,633
	Bell Food Group AG	542	138,851
	Bellevue Group AG	2,218	58,194
	Berner Kantonalbank AG	1,189	289,167
	Bobst Group SA	2,190	130,680
	Bucher Industries AG	1,390	457,824
*	Calida Holding AG	1,393	42,540
	Carlo Gavazzi Holding AG	128	22,484
	Cicor Technologies, Ltd.	570	22,693
	Cie Financiere Tradition SA	436	50,651
	Clariant AG	23,004	434,790
	Conzzeta AG	274	254,128
	DKSH Holding AG	7,046	452,543
*	Dottikon Es Holding AG	22	22,151
*	Dufry AG	9,748	248,909
	EFG International AG	28,128	186,021
	Energiedienst Holding AG	3,523	115,373
*	Evolva Holding SA	156,763	43,127
*	Feintool International Holding AG	614	30,322
*	Flughafen Zurich AG	3,397	430,668

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	GAM Holding AG	30,411	$74,568
	Georg Fischer AG	539	495,232
	Helvetia Holding AG	7,588	687,673
#*	HOCHDORF Holding AG	202	16,107
	Huber & Suhner AG	2,618	203,809
	Hypothekarbank Lenzburg AG	16	73,533
	Implenia AG	3,786	166,528
*	Ina Invest Holding AG	757	15,731
	Investis Holding SA	622	55,963
	IWG P.L.C.	67,728	203,610
	Julius Baer Group, Ltd.	19,486	855,433
*	Jungfraubahn Holding AG	1,182	161,742
	Kudelski SA	7,542	27,645
	Liechtensteinische Landesbank AG	3,350	203,303
	Luzerner Kantonalbank AG	830	344,753
*	MCH Group AG	1,227	20,646
	Metall Zug AG	45	61,554
*	Mikron Holding AG	1,680	9,244
	Mobimo Holding AG	1,804	505,329
	OC Oerlikon Corp. AG	50,529	424,043
*	Orascom Development Holding AG	3,061	28,788
	Orell Fuessli AG	25	2,434
	Phoenix Mecano AG	158	57,538
	Plazza AG, Class A	84	25,811
	Rieter Holding AG	647	53,046
	Schaffner Holding AG	95	18,259
#*	Schmolz + Bickenbach AG	118,904	21,483
	Schweiter Technologies AG	289	358,373
	Siegfried Holding AG	328	171,380
	St Galler Kantonalbank AG	688	311,112
	Sulzer AG	4,068	337,324
	Swatch Group AG (The)	6,068	1,272,141
	Swatch Group AG (The)	12,802	510,635
	Swiss Prime Site AG	15,313	1,397,518
	Swissquote Group Holding SA	2,219	207,584
	TX Group AG	831	60,958
	u-blox Holding AG	1,394	101,274
	Valiant Holding AG	3,461	322,489
*	Valora Holding AG	945	154,790
	Vaudoise Assurances Holding SA	263	132,736
*	Vetropack Holding AG	2,600	144,747
*	Von Roll Holding AG	8,880	8,061
	Vontobel Holding AG	6,793	496,772
	VP Bank AG	1,034	132,935
*	V-ZUG Holding AG	450	36,411
	Walliser Kantonalbank	1,138	131,915
	Zehnder Group AG	2,702	118,697
	Zug Estates Holding AG, Class B	45	96,084
	Zuger Kantonalbank AG	28	189,835
TOTAL SWITZERLAND			21,410,122
TAIWAN — (5.3%)
	Aaeon Technology, Inc.	10,000	24,526
	Ability Opto-Electronics Technology Co., Ltd.	11,000	13,142
	AcBel Polytech, Inc.	69,000	53,081
	Acer, Inc.	539,000	372,353
	ACES Electronic Co., Ltd.	18,000	16,108
*	Acon Holding, Inc.	50,000	15,274
	Actron Technology Corp.	4,000	10,807

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	A-DATA Technology Co., Ltd.	12,000	$24,816
	Advanced International Multitech Co., Ltd.	32,000	33,282
	Advancetek Enterprise Co., Ltd.	21,987	13,378
*	AGV Products Corp.	123,960	30,539
	Allis Electric Co., Ltd.	58,710	49,709
	Alltek Technology Corp.	33,791	21,377
	Ambassador Hotel (The)	48,000	46,463
	Ampire Co., Ltd.	19,000	14,826
	AMPOC Far-East Co., Ltd.	23,000	25,712
	Apacer Technology, Inc.	19,000	27,971
	APCB, Inc.	39,000	27,446
	Apex Biotechnology Corp.	14,000	12,741
	Apex International Co., Ltd.	33,760	92,677
	Arcadyan Technology Corp.	24,000	63,331
	Ardentec Corp.	68,430	81,848
	Asia Optical Co., Inc.	25,000	59,018
*	Asia Pacific Telecom Co., Ltd.	351,033	87,844
	Asia Tech Image, Inc.	13,000	23,766
	Asia Vital Components Co., Ltd.	60,000	96,827
*	AU Optronics Corp.	1,644,000	560,037
	Audix Corp.	16,000	21,757
	AVY Precision Technology, Inc.	17,533	14,184
	Bank of Kaohsiung Co., Ltd.	134,067	45,317
	BenQ Materials Corp.	19,000	11,759
	BES Engineering Corp.	293,000	74,739
	Bin Chuan Enterprise Co., Ltd.	17,000	14,920
	Brighton-Best International Taiwan, Inc.	54,000	47,946
	C Sun Manufacturing, Ltd.	29,000	27,834
*	Cameo Communications, Inc.	45,000	13,729
	Capital Futures Corp.	19,043	24,493
	Capital Securities Corp.	386,440	156,922
	Career Technology MFG. Co., Ltd.	80,910	85,083
	Casetek Holdings, Ltd.	31,000	73,598
	Cathay Real Estate Development Co., Ltd.	113,600	72,314
	Cayman Engley Industrial Co., Ltd.	4,261	10,453
	Celxpert Energy Corp.	21,000	25,267
	Central Reinsurance Co., Ltd.	37,800	24,216
*	Champion Building Materials Co., Ltd.	77,000	13,927
	Channel Well Technology Co., Ltd.	23,000	23,682
	CHC Healthcare Group	20,000	29,522
	Chen Full International Co., Ltd.	14,000	18,872
	Cheng Loong Corp.	134,000	106,181
*	Cheng Mei Materials Technology Corp.	59,000	15,598
	Cheng Shin Rubber Industry Co., Ltd.	169,000	196,036
	Cheng Uei Precision Industry Co., Ltd.	62,000	84,249
	Chilisin Electronics Corp.	37,488	120,154
*	China Airlines, Ltd.	596,000	162,576
	China Bills Finance Corp.	192,000	96,040
	China Chemical & Pharmaceutical Co., Ltd.	61,000	46,514
	China Development Financial Holding Corp.	1,690,000	498,463
	China Electric Manufacturing Corp.	40,500	15,213
	China General Plastics Corp.	61,444	36,300
	China Life Insurance Co., Ltd.	500,000	346,781
	China Metal Products	53,000	48,708
	China Steel Structure Co., Ltd.	14,000	12,017
	China Wire & Cable Co., Ltd.	26,000	25,378
	Chinese Maritime Transport, Ltd.	26,710	21,217
	Chin-Poon Industrial Co., Ltd.	72,000	63,211
	Chipbond Technology Corp.	101,000	206,197

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Techinologies, Inc.	78,344	$85,271
	Chong Hong Construction Co., Ltd.	32,000	97,786
	Chun YU Works & Co., Ltd.	31,000	16,833
	Chun Yuan Steel Industry Co., Ltd.	104,000	34,616
	Chung Hsin Electric & Machinery Manufacturing Corp.	66,000	68,982
	Chung Hung Steel Corp.	156,000	43,107
*	Chung Hwa Pulp Corp.	96,015	27,276
	CMC Magnetics Corp.	260,467	66,894
	Compal Electronics, Inc.	811,000	515,071
	Compucase Enterprise	12,000	12,499
*	Concord Securities Co., Ltd.	105,405	36,848
	Continental Holdings Corp.	102,000	47,398
	Contrel Technology Co., Ltd.	15,000	7,491
	Coremax Corp.	8,000	16,317
	Coretronic Corp.	93,000	112,810
	CTCI Corp.	104,000	123,959
	CviLux Corp.	17,000	17,868
	CyberPower Systems, Inc.	9,000	24,956
	CyberTAN Technology, Inc.	73,000	37,753
	DA CIN Construction Co., Ltd.	37,000	28,043
	Dafeng TV, Ltd.	12,000	16,674
	Da-Li Development Co., Ltd.	21,999	21,145
	Darfon Electronics Corp.	37,000	45,251
*	Darwin Precisions Corp.	76,000	31,166
	De Licacy Industrial Co., Ltd.	44,000	27,431
	Depo Auto Parts Ind Co., Ltd.	20,000	34,388
	D-Link Corp.	127,000	76,187
*	Dynamic Electronics Co., Ltd.	79,233	47,867
	Dynapack International Technology Corp.	22,000	62,637
	E Ink Holdings, Inc.	137,000	191,367
	Eastern Media International Corp.	35,000	18,478
	Edimax Technology Co., Ltd.	60,000	22,641
	Edom Technology Co., Ltd.	21,000	12,016
	Elite Semiconductor Microelectronics Technology, Inc.	50,000	68,312
*	Elitegroup Computer Systems Co., Ltd.	67,000	27,289
	EnTie Commercial Bank Co., Ltd.	110,000	53,574
*	Epistar Corp.	209,000	323,552
	Eson Precision Ind. Co., Ltd.	15,000	17,360
	Eternal Materials Co., Ltd.	157,290	166,212
	Eva Airways Corp.	482,648	178,962
*	Everest Textile Co., Ltd.	70,331	22,377
	Evergreen International Storage & Transport Corp.	93,000	42,362
*	Evergreen Marine Corp. Taiwan, Ltd.	477,775	179,334
	Everlight Chemical Industrial Corp.	81,450	46,012
	Everlight Electronics Co., Ltd.	90,000	111,816
	Excellence Opto, Inc.	34,000	29,638
	Excelsior Medical Co., Ltd.	23,673	46,653
	Far Eastern Department Stores, Ltd.	193,000	155,152
	Far Eastern International Bank	441,890	165,933
	Farglory Land Development Co., Ltd.	67,000	97,223
*	Federal Corp.	75,480	58,058
	Feedback Technology Corp.	8,400	22,848
	Feng Hsin Steel Co., Ltd.	56,000	100,801
	First Insurance Co., Ltd. (The)	37,000	16,424
	First Steamship Co., Ltd.	123,676	39,929
#	FLEXium Interconnect, Inc.	50,000	242,092
	FocalTech Systems Co., Ltd.	46,000	57,998
	Forest Water Environment Engineering Co., Ltd.	11,349	17,842
	Formosa Advanced Technologies Co., Ltd.	27,000	32,914

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Laboratories, Inc.	21,322	$36,349
	Formosa Optical Technology Co., Ltd.	1,000	2,280
	Formosan Union Chemical	58,179	27,532
	Founding Construction & Development Co., Ltd.	24,000	13,152
	Froch Enterprise Co., Ltd.	27,000	9,206
	Fulltech Fiber Glass Corp.	72,720	25,347
	Fwusow Industry Co., Ltd.	12,000	8,091
	Gallant Precision Machining Co., Ltd.	20,000	14,308
	GCS Holdings, Inc.	12,000	21,837
	Gemtek Technology Corp.	53,000	43,617
	General Interface Solution Holding, Ltd.	33,000	155,022
	General Plastic Industrial Co., Ltd.	13,000	11,843
	Genmont Biotech, Inc.	14,000	10,925
	Getac Technology Corp.	46,000	66,054
*	Giantplus Technology Co., Ltd.	73,000	24,326
	Gigabyte Technology Co., Ltd.	98,000	280,764
*	Gigastorage Corp.	38,209	11,464
	Ginko International Co., Ltd.	8,000	37,755
	Global Brands Manufacture, Ltd.	72,000	38,175
	Globe Union Industrial Corp.	27,000	11,294
	Gloria Material Technology Corp.	88,880	46,927
	Goldsun Building Materials Co., Ltd.	253,000	144,620
	Gourmet Master Co., Ltd.	10,000	32,045
	Grand Ocean Retail Group, Ltd.	18,000	14,545
	Great China Metal Industry	26,000	18,461
	Great Wall Enterprise Co., Ltd.	10,000	15,745
	Greatek Electronics, Inc.	51,000	91,015
	GTM Holdings Corp.	21,000	16,390
*	HannsTouch Solution, Inc.	85,713	27,922
	Harvatek Corp.	29,000	14,668
	Hey Song Corp.	61,000	66,044
	Hiroca Holdings, Ltd.	13,000	24,033
	Hitron Technology, Inc.	15,204	11,099
	Ho Tung Chemical Corp.	154,577	41,415
*	Hocheng Corp.	56,000	15,473
	Holy Stone Enterprise Co., Ltd.	18,000	66,352
	Hong Pu Real Estate Development Co., Ltd.	47,000	38,116
	Hong YI Fiber Industry Co.	30,000	16,132
*	Horizon Securities Co., Ltd.	56,000	17,770
	Hsin Kuang Steel Co., Ltd.	44,000	40,131
	Hsing TA Cement Co.	21,000	12,153
	Hu Lane Associate, Inc.	5,000	12,900
	Hua Yu Lien Development Co., Ltd.	9,000	11,300
	Huaku Development Co., Ltd.	37,000	107,343
	Huang Hsiang Construction Corp.	29,000	37,151
	Hung Ching Development & Construction Co., Ltd.	33,000	23,271
	Hung Sheng Construction, Ltd.	110,440	64,849
*	Hwa Fong Rubber Industrial Co., Ltd.	85,800	36,988
	IBF Financial Holdings Co., Ltd.	409,130	158,539
	Ichia Technologies, Inc.	84,000	45,015
#	Innolux Corp.	1,734,000	491,116
*	Integrated Service Technology, Inc.	12,000	28,881
	International CSRC Investment Holdings Co.	129,310	81,703
	Iron Force Industrial Co., Ltd.	4,000	12,040
	I-Sheng Electric Wire & Cable Co., Ltd.	16,000	23,343
	Jarllytec Co., Ltd.	6,000	12,714
	Jess-Link Products Co., Ltd.	17,250	19,498
	Jih Sun Financial Holdings Co., Ltd.	323,915	117,055
*	K Laser Technology, Inc.	43,000	22,052

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaulin Manufacturing Co., Ltd.	16,000	$5,577
	KEE TAI Properties Co., Ltd.	104,000	35,144
	Kenda Rubber Industrial Co., Ltd.	105,000	99,887
	Kindom Development Co., Ltd.	73,000	88,285
	King Chou Marine Technology Co., Ltd.	10,200	10,458
	King Yuan Electronics Co., Ltd.	171,000	206,986
	King's Town Bank Co., Ltd.	148,000	181,295
*	King's Town Construction Co., Ltd.	27,000	32,560
	Kinpo Electronics	263,000	88,155
	Kinsus Interconnect Technology Corp.	66,000	173,771
	KS Terminals, Inc.	21,000	29,870
*	Kung Sing Engineering Corp.	67,660	23,210
	Kuo Toong International Co., Ltd.	40,551	21,811
	Kwong Lung Enterprise Co., Ltd.	12,000	17,701
	L&K Engineering Co., Ltd.	41,000	46,000
*	Lealea Enterprise Co., Ltd.	153,000	38,384
	LEE CHI Enterprises Co., Ltd.	53,000	18,452
	Lelon Electronics Corp.	11,000	17,500
*	Leofoo Development Co., Ltd.	21,000	12,050
*	Lextar Electronics Corp.	76,000	62,586
	Li Cheng Enterprise Co., Ltd.	19,000	20,270
	Li Peng Enterprise Co., Ltd.	113,000	23,392
	Lien Hwa Industrial Holdings Corp.	95,000	152,219
*	Lingsen Precision Industries, Ltd.	91,000	33,540
	Lite-On Semiconductor Corp.	45,000	62,115
	Longchen Paper & Packaging Co., Ltd.	136,645	68,559
	Lumax International Corp., Ltd.	15,000	34,405
	Lung Yen Life Service Corp.	11,000	22,088
#	Macronix International	128,000	138,312
	Materials Analysis Technology, Inc.	6,000	19,242
	Mayer Steel Pipe Corp.	27,000	14,383
	Meiloon Industrial Co.	17,000	12,515
	Mercuries & Associates Holding, Ltd.	37,000	37,277
*	Mercuries Life Insurance Co., Ltd.	230,971	74,676
*	MIN AIK Technology Co., Ltd.	44,000	20,433
	Mirle Automation Corp.	11,000	16,873
*	Motech Industries, Inc.	141,000	43,490
	Nan Ya Printed Circuit Board Corp.	32,000	109,123
	Nexcom International Co., Ltd.	12,000	9,656
*	Nien Hsing Textile Co., Ltd.	17,000	9,015
	Niko Semiconductor Co., Ltd.	16,000	20,064
	Nuvoton Technology Corp.	17,000	26,822
	O-Bank Co., Ltd.	78,000	18,402
	OptoTech Corp.	71,551	47,591
	Orient Europharma Co., Ltd.	7,000	12,249
*	Orient Semiconductor Electronics, Ltd.	90,880	36,779
	Oriental Union Chemical Corp.	75,000	39,576
	O-TA Precision Industry Co., Ltd.	8,000	10,214
	Pacific Construction Co.	25,000	7,808
	Pan Jit International, Inc.	51,300	51,321
	Pan-International Industrial Corp.	83,000	50,799
*	Phihong Technology Co., Ltd.	103,259	31,546
	Plotech Co., Ltd.	26,000	16,799
	Pou Chen Corp.	426,000	386,206
	Powertech Technology, Inc.	83,000	277,275
	President Securities Corp.	170,111	95,257
	Primax Electronics, Ltd.	17,000	24,321
	Prince Housing & Development Corp.	252,000	84,141
	Promate Electronic Co., Ltd.	21,000	23,446

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Qisda Corp.	272,000	$155,293
	QST International Corp.	9,000	13,438
	Qualipoly Chemical Corp.	18,900	16,367
	Quanta Storage, Inc.	24,000	26,754
*	Quintain Steel Co., Ltd.	64,789	16,138
	Radium Life Tech Co., Ltd.	148,760	49,505
	Rechi Precision Co., Ltd.	44,000	28,844
	Rich Development Co., Ltd.	92,000	28,868
*	Ritek Corp.	242,000	44,369
*	Roo Hsing Co., Ltd.	134,000	65,571
	Ruentex Development Co., Ltd.	104,000	180,286
	Ruentex Industries, Ltd.	67,400	147,629
	Sampo Corp.	58,800	46,231
	San Fang Chemical Industry Co., Ltd.	33,000	22,931
	San Far Property, Ltd.	20,000	12,077
	Sanyang Motor Co., Ltd.	85,000	60,593
	SDI Corp.	26,000	40,543
	Senao International Co., Ltd.	11,000	10,537
	Sesoda Corp.	32,505	24,519
	Shan-Loong Transportation Co., Ltd.	28,000	28,223
*	Shih Wei Navigation Co., Ltd.	61,317	12,223
*	Shin Kong Financial Holding Co., Ltd.	2,060,138	598,675
*	Shining Building Business Co., Ltd.	102,444	32,993
	Shinkong Insurance Co., Ltd.	36,000	42,121
	Sigurd Microelectronics Corp.	66,046	98,278
	Sincere Navigation Corp.	62,830	30,632
	Sinher Technology, Inc.	6,000	8,632
	Sinon Corp.	72,000	48,420
	SinoPac Financial Holdings Co., Ltd.	1,153,000	419,123
	Sinphar Pharmaceutical Co., Ltd.	17,680	25,346
	Siward Crystal Technology Co., Ltd.	49,000	38,318
*	Solar Applied Materials Technology Co.	29,000	42,852
*	Sunko INK Co., Ltd.	36,000	12,259
#	Sunrex Technology Corp.	32,685	51,867
	Sunspring Metal Corp.	32,000	25,014
	Supreme Electronics Co., Ltd.	52,244	52,940
	Swancor Holding Co., Ltd.	11,000	39,421
	Sweeten Real Estate Development Co., Ltd.	39,600	29,786
	Sysage Technology Co., Ltd.	9,251	13,314
	Systex Corp.	32,000	88,534
	T3EX Global Holdings Corp.	18,000	17,868
	TA Chen Stainless Pipe	155,604	123,692
	Ta Ya Electric Wire & Cable	112,320	43,026
	Taichung Commercial Bank Co., Ltd.	496,710	198,385
	Taiflex Scientific Co., Ltd.	36,460	63,893
	Tainan Enterprises Co., Ltd.	18,000	11,280
	Tainan Spinning Co., Ltd.	234,000	87,848
	Taishin Financial Holding Co., Ltd.	1,056,000	481,257
	Taita Chemical Co., Ltd.	65,137	35,572
	Taiwan Business Bank	1,066,163	367,786
	Taiwan Chinsan Electronic Industrial Co., Ltd.	12,000	14,449
	Taiwan Cogeneration Corp.	28,000	37,596
#	Taiwan Fertilizer Co., Ltd.	122,000	232,580
	Taiwan Fire & Marine Insurance Co., Ltd.	48,000	32,188
	Taiwan FU Hsing Industrial Co., Ltd.	24,000	32,055
*	Taiwan Glass Industry Corp.	218,968	75,561
	Taiwan Hon Chuan Enterprise Co., Ltd.	49,000	89,495
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	38,000	29,147
*	Taiwan Land Development Corp.	129,466	30,723

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Navigation Co., Ltd.	35,000	$18,614
	Taiwan PCB Techvest Co., Ltd.	48,000	60,348
	Taiwan Semiconductor Co., Ltd.	38,000	48,332
	Taiwan Styrene Monomer	85,000	42,842
	Taiwan TEA Corp.	133,000	75,614
	Taiyen Biotech Co., Ltd.	28,000	30,316
	Teco Electric and Machinery Co., Ltd.	391,000	363,426
	Test-Rite International Co., Ltd.	44,000	32,759
	Thinking Electronic Industrial Co., Ltd.	7,000	23,247
	Thye Ming Industrial Co., Ltd.	25,000	25,793
*	Ton Yi Industrial Corp.	170,000	52,614
	Tong Yang Industry Co., Ltd.	71,000	83,821
	Tong-Tai Machine & Tool Co., Ltd.	27,000	11,577
	Topco Technologies Corp.	8,999	19,309
	Topoint Technology Co., Ltd.	28,800	21,814
	Toung Loong Textile Manufacturing	27,000	24,928
*	TPK Holding Co., Ltd.	74,000	131,313
	Transcend Information, Inc.	25,000	56,206
	Tripod Technology Corp.	16,000	69,454
	Tsann Kuen Enterprise Co., Ltd.	20,000	12,806
*	TSEC Corp.	49,124	26,880
	TSRC Corp.	98,000	51,735
	Tung Ho Steel Enterprise Corp.	157,000	126,408
*	Tung Thih Electronic Co., Ltd.	11,000	27,743
	TURVO International Co., Ltd.	5,000	11,074
	TYC Brother Industrial Co., Ltd.	42,000	31,925
*	Tycoons Group Enterprise	84,034	12,771
	Tyntek Corp.	63,000	29,107
	U-Ming Marine Transport Corp.	91,000	86,195
	Unimicron Technology Corp.	236,000	518,459
	Union Bank Of Taiwan	275,943	97,980
	Unitech Computer Co., Ltd.	20,000	18,711
#	Unitech Printed Circuit Board Corp.	101,000	87,318
	United Orthopedic Corp.	10,000	11,660
*	United Renewable Energy Co., Ltd.	439,609	135,559
*	Unity Opto Technology Co., Ltd.	91,000	9,599
	Universal Cement Corp.	76,277	44,538
*	Unizyx Holding Corp.	43,000	25,008
	UPC Technology Corp.	175,664	56,363
	USI Corp.	180,091	70,696
	Utechzone Co., Ltd.	11,000	18,954
	Ve Wong Corp.	16,000	16,446
	Wah Hong Industrial Corp.	15,000	12,420
	Wah Lee Industrial Corp.	34,000	63,487
	Walsin Lihwa Corp.	517,000	252,941
*	Walton Advanced Engineering, Inc.	55,000	18,158
	Wan Hai Lines, Ltd.	76,000	45,174
	Wei Chuan Foods Corp.	51,000	35,008
	Weikeng Industrial Co., Ltd.	71,661	41,612
	Well Shin Technology Co., Ltd.	18,000	27,824
	Weltrend Semiconductor	12,000	12,192
	Winbond Electronics Corp.	540,363	241,771
	Wisdom Marine Lines Co., Ltd.	64,756	47,807
	Wistron Corp.	505,841	592,690
	Wistron NeWeb Corp.	45,040	99,052
	Wonderful Hi-Tech Co., Ltd.	7,000	3,488
	Wowprime Corp.	10,000	24,354
	WT Microelectronics Co., Ltd.	59,207	84,869
	XAC Automation Corp.	19,000	15,893

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Xxentria Technology Materials Corp.	26,000	$45,019
*	Yang Ming Marine Transport Corp.	238,674	51,387
	YC INOX Co., Ltd.	50,600	40,009
*	Yea Shin International Development Co., Ltd.	29,632	15,095
	Yem Chio Co., Ltd.	87,176	34,390
	Yeong Guan Energy Technology Group Co., Ltd.	18,000	57,281
	YFC-Boneagle Electric Co., Ltd.	15,000	9,799
	YFY, Inc.	280,000	130,693
	Yi Jinn Industrial Co., Ltd.	34,200	15,418
	Yieh Phui Enterprise Co., Ltd.	228,447	64,717
	Youngtek Electronics Corp.	24,000	56,493
	Yuanta Futures Co., Ltd.	10,000	18,771
*	Yulon Motor Co., Ltd.	200,000	162,034
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	31,431
	Yungshin Construction & Development Co., Ltd.	12,000	13,720
	Zeng Hsing Industrial Co., Ltd.	9,000	40,730
	Zenitron Corp.	27,000	17,145
	Zero One Technology Co., Ltd.	22,000	32,313
	Zhen Ding Technology Holding, Ltd.	79,000	364,198
*	Zig Sheng Industrial Co., Ltd.	79,000	18,371
*	Zinwell Corp.	64,000	40,760
	ZongTai Real Estate Development Co., Ltd.	24,300	30,183
TOTAL TAIWAN			25,860,819
THAILAND — (0.8%)
	Advanced Information Technology PCL, Class F	22,400	12,356
	Allianz Ayudhya Capital PCL	11,000	12,126
	Amata Corp. PCL	122,800	59,072
	Ananda Development PCL	334,800	15,676
	AP Thailand PCL	365,700	72,126
*	Asia Aviation PCL	203,200	11,795
	Asia Plus Group Holdings PCL	204,100	11,323
	Asia Sermkij Leasing PCL	25,700	14,011
	Bangchak Corp. PCL	166,100	103,338
	Bangkok Insurance PCL	8,700	79,237
	Bangkok Land PCL	2,507,300	84,428
	Bangkok Life Assurance PCL	39,400	20,469
*	Bangkok Ranch PCL	15,300	868
	Banpu PCL	660,400	117,541
	Cal-Comp Electronics Thailand PCL, Class F	428,200	25,954
	CH Karnchang PCL	130,500	76,586
	CIMB Thai Bank PCL	2,826,000	52,564
*	COL PCL	56,800	28,780
	Eastern Polymer Group PCL, Class F	217,100	33,976
	Eastern Water Resources Development and Management PCL, Class F	105,500	33,495
	Erawan Group PCL (The)	156,400	16,652
	GFPT PCL	144,700	61,718
	Global Green Chemicals PCL, Class F	86,200	25,432
	Hana Microelectronics PCL	128,500	149,383
	IRPC PCL	1,743,200	141,994
*	Italian-Thai Development PCL	294,400	9,913
	KGI Securities Thailand PCL	247,300	26,964
	Khon Kaen Sugar Industry PCL	362,960	23,280
	Kiatnakin Bank PCL	24,800	30,819
	Lam Soon Thailand PCL	56,200	7,894
	Lanna Resources PCL	28,000	6,465
	LH Financial Group PCL	1,023,100	32,482
*	Loxley PCL	479,200	23,512
	LPN Development PCL	296,700	46,433

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	MBK PCL	138,700	$52,486
	Millcon Steel PCL	211,520	4,680
*	Minor International PCL	410,970	239,867
	Namyong Terminal PCL	91,000	8,463
	Noble Development PCL	23,600	8,250
	Origin Property PCL, Class F	65,400	13,842
	PCS Machine Group Holding PCL	86,800	12,526
	Platinum Group PCL (The), Class F	124,000	10,021
	Polyplex Thailand PCL	85,200	63,936
	Power Solution Technologies PCL, Class F	161,200	8,581
*	Precious Shipping PCL	126,000	21,618
	Property Perfect PCL	677,930	8,696
	Pruksa Holding PCL	177,200	64,214
	Quality Houses PCL	1,493,100	101,511
*	Raimon Land PCL	515,800	10,917
*	Regional Container Lines PCL	119,500	10,807
	Rojana Industrial Park PCL	220,300	30,379
	Samart Corp. PCL	45,000	7,216
	Samart Telcoms PCL	33,900	5,979
	Sansiri PCL	1,500,600	34,167
	SC Asset Corp. PCL	339,100	24,794
	Sena Development PCL	196,116	16,981
	Siam City Cement PCL	9,200	44,551
	Siam Future Development PCL	196,440	26,963
	Siamgas & Petrochemicals PCL	167,600	47,836
	Singha Estate PCL	194,300	10,157
	Somboon Advance Technology PCL	57,400	19,512
	SPCG PCL	77,500	45,979
*	Srithai Superware PCL	69,100	1,418
	Star Petroleum Refining PCL	199,400	44,443
	Supalai PCL	252,825	132,970
	Super Energy Corp. PCL	2,470,900	70,524
*	Thai Airways International PCL	179,200	16,896
	Thai Oil PCL	179,200	241,366
	Thai Stanley Electric PCL, Class F	5,700	29,156
	Thai Wah PCL, Class F	75,200	9,357
	Thaicom PCL	58,900	10,200
	Thanachart Capital PCL	124,400	138,632
	Thitikorn PCL	41,600	9,872
	Thoresen Thai Agencies PCL	261,800	25,355
	TMB Bank PCL	3,818,596	116,337
*	TMT Steel PCL	70,200	9,455
	TPI Polene PCL	1,534,100	62,973
	TPI Polene Power PCL	263,600	33,814
	True Corp. PCL	1,782,200	192,037
*	U City PCL, Class F	545,400	25,536
	Unique Engineering & Construction PCL	138,400	22,636
	Univanich Palm Oil PCL	46,900	6,678
	Univentures PCL	165,100	15,778
*	Vanachai Group PCL	88,600	10,172
	Vinythai PCL	88,700	67,700
	Workpoint Entertainment PCL	70,000	22,224
TOTAL THAILAND			3,739,120
TURKEY — (0.3%)
	Aksa Akrilik Kimya Sanayii A.S.	33,356	35,503
*	Aksa Enerji Uretim A.S.	24,121	19,004
*	Alarko Holding A.S.	33,735	26,315
*	Albaraka Turk Katilim Bankasi A.S.	224,420	51,083

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Anadolu Anonim Turk Sigorta Sirketi	26,991	$24,703
	Anadolu Cam Sanayii A.S.	64,176	45,008
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	21,608	59,854
	Aygaz A.S.	7,238	13,132
*	Bera Holding A.S.	122,261	144,554
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,716	19,112
*	Cimsa Cimento Sanayi VE Ticaret A.S.	16,339	27,345
	Coca-Cola Icecek A.S.	11,507	74,007
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	1,942	6,600
*	Global Yatirim Holding A.S.	23,941	16,084
	GSD Holding A.S.	62,912	23,211
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	50,203	31,892
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	170,857	73,093
	Kordsa Teknik Tekstil A.S.	15,368	26,234
	Nuh Cimento Sanayi A.S.	15,425	39,115
*	Pegasus Hava Tasimaciligi A.S.	5,048	34,425
*	Sekerbank Turk A.S.	132,226	28,089
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	24,464	29,773
	Soda Sanayii A.S.	78,798	73,752
	TAV Havalimanlari Holding A.S.	25,233	60,175
	Tekfen Holding A.S.	16,675	36,411
	Trakya Cam Sanayii A.S.	114,319	61,950
*	Turkiye Halk Bankasi A.S.	124,433	98,560
*	Turkiye Sinai Kalkinma Bankasi A.S.	219,671	35,675
	Turkiye Sise ve Cam Fabrikalari A.S.	113,177	93,511
*	Vestel Elektronik Sanayi ve Ticaret A.S.	13,751	34,518
TOTAL TURKEY			1,342,688
UNITED ARAB EMIRATES — (0.1%)
*	Amlak Finance PJSC	237,669	21,927
*	DAMAC Properties Dubai Co. PJSC	198,981	49,228
	Dana Gas PJSC	100,173	19,695
*	Deyaar Development PJSC	556,563	41,156
	Dubai Investments PJSC	168,249	53,060
*	DXB Entertainments PJSC	1,132,789	37,730
*	Eshraq Investments PJSC	368,245	34,363
	RAK Properties PJSC	230,019	23,484
	Ras Al Khaimah Ceramics	55,894	19,990
TOTAL UNITED ARAB EMIRATES			300,633
UNITED KINGDOM — (9.8%)
	Aggreko P.L.C.	66,641	334,395
	Alliance Pharma P.L.C.	83,598	78,668
	Allied Minds P.L.C.	19,783	10,476
	Anglo-Eastern Plantations P.L.C.	3,836	23,690
	Arrow Global Group P.L.C.	36,788	36,356
	Ascential P.L.C.	36,597	128,624
	Babcock International Group P.L.C.	119,557	450,405
	Balfour Beatty P.L.C.	170,959	536,604
*	Bank of Georgia Group P.L.C.	10,623	108,067
	Barratt Developments P.L.C.	74,609	495,602
	Beazley P.L.C.	77,781	423,706
	Begbies Traynor Group P.L.C.	12,789	15,760
	Bellway P.L.C.	38,125	1,262,511
	Berkeley Group Holdings P.L.C.	14,539	843,565
	Biffa P.L.C.	17,008	45,235
	Bloomsbury Publishing P.L.C.	20,008	53,570
	Bodycote P.L.C.	49,089	358,166

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Braemar Shipping Services P.L.C.	4,667	$8,206
	Brewin Dolphin Holdings P.L.C.	8,764	29,994
	Burford Capital, Ltd.	15,553	109,088
*	Cairn Energy P.L.C.	137,745	214,268
	CareTech Holdings P.L.C.	18,706	104,101
	Carr's Group P.L.C.	11,580	19,536
	Castings P.L.C.	4,281	19,264
	Centamin P.L.C.	316,269	846,630
	Centaur Media P.L.C.	16,082	4,321
	Central Asia Metals P.L.C.	19,862	43,246
	Centrica P.L.C.	1,014,862	639,887
	Chemring Group P.L.C.	75,743	233,859
	Chesnara P.L.C.	36,124	135,611
	Cineworld Group P.L.C.	241,641	121,479
*	Circassia Group P.L.C.	44,336	13,902
	Clarkson P.L.C.	7,758	208,403
	Clinigen Group P.L.C.	3,490	32,053
	Close Brothers Group P.L.C.	43,721	626,512
	CMC Markets P.L.C.	21,846	91,656
	ConvaTec Group P.L.C.	192,979	512,873
	Countryside Properties P.L.C.	95,976	354,333
	Crest Nicholson Holdings P.L.C.	77,112	188,238
	Daily Mail & General Trust P.L.C., Class A	40,319	332,042
	Dart Group P.L.C.	11,604	97,787
	DFS Furniture P.L.C.	40,764	80,127
*	Dialight P.L.C.	7,087	29,393
*	Dialog Semiconductor P.L.C.	15,357	719,858
	Direct Line Insurance Group P.L.C.	228,546	884,400
	DiscoverIE Group P.L.C.	17,330	134,517
	Diversified Gas & Oil P.L.C.	47,241	59,093
	Dixons Carphone P.L.C.	241,138	232,203
	Drax Group P.L.C.	112,465	409,286
	DS Smith P.L.C.	281,843	953,084
	easyJet P.L.C.	27,778	178,658
*	EKF Diagnostics Holdings P.L.C.	61,585	38,872
	Elementis P.L.C.	110,846	92,474
*	EnQuest P.L.C.	312,538	53,834
	Equiniti Group P.L.C.	104,888	175,250
	Essentra P.L.C.	63,219	250,077
	Euromoney Institutional Investor P.L.C.	3,043	31,542
	Ferrexpo P.L.C.	92,224	213,402
*	Firstgroup P.L.C.	344,809	160,203
	Flowtech Fluidpower P.L.C.	7,489	7,123
*	Foxtons Group P.L.C.	71,351	33,216
*	Frasers Group P.L.C.	49,289	160,585
	Fuller Smith & Turner P.L.C., Class A	6,566	50,867
	Galliford Try Holdings P.L.C.	37,963	47,052
*	Gamesys Group P.L.C.	1,467	17,757
*	Gem Diamonds, Ltd.	32,180	10,118
	Genel Energy P.L.C.	23,686	44,333
*	Georgia Capital P.L.C.	7,964	37,923
	Go-Ahead Group P.L.C. (The)	4,789	39,229
	Goodwin P.L.C.	314	12,888
	Grafton Group P.L.C.	70,415	589,546
	Grainger P.L.C.	96,242	364,976
	Gulf Keystone Petroleum, Ltd.	67,566	81,273
	GVC Holdings P.L.C.	97,443	843,323
	Gym Group P.L.C. (The)	24,303	42,586
	H&T Group P.L.C.	3,869	16,122

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Halfords Group P.L.C.	59,725	$114,428
	Hargreaves Services P.L.C.	7,040	19,192
	Hastings Group Holdings P.L.C.	74,102	201,581
	Headlam Group P.L.C.	22,372	80,884
	Helical P.L.C.	23,526	94,421
	Henry Boot P.L.C.	14,040	46,038
	Highland Gold Mining, Ltd.	88,163	345,552
	Hochschild Mining P.L.C.	65,061	230,547
*	Horizon Discovery Group P.L.C.	21,363	27,161
	Hostelworld Group P.L.C.	12,739	10,047
	Hunting P.L.C.	36,382	84,651
	Hyve Group P.L.C.	34,166	35,930
	Ibstock P.L.C.	95,414	197,493
	Inchcape P.L.C.	93,532	523,973
	International Personal Finance P.L.C.	17,848	12,787
	Investec P.L.C.	201,254	394,240
	J Sainsbury P.L.C.	413,448	1,007,713
	James Fisher & Sons P.L.C.	4,559	68,660
	John Laing Group P.L.C.	78,620	303,934
	John Menzies P.L.C.	6,811	9,646
	John Wood Group P.L.C.	173,764	431,934
	Jupiter Fund Management P.L.C.	97,051	287,046
*	Just Group P.L.C.	235,678	138,121
	KAZ Minerals P.L.C.	32,768	228,471
	Keller Group P.L.C.	20,765	152,009
*	Kier Group P.L.C.	33,146	27,751
	Kin & Carta P.L.C.	18,433	12,673
	Kingfisher P.L.C.	565,062	1,785,646
*	Lamprell P.L.C.	66,081	22,712
	Lancashire Holdings, Ltd.	39,632	401,159
	Lookers P.L.C.	89,330	24,556
	LSL Property Services P.L.C.	23,302	58,365
	M&G P.L.C.	468,038	979,577
	Macfarlane Group P.L.C.	524	605
	Man Group P.L.C.	421,779	680,466
	Marks & Spencer Group P.L.C.	304,603	375,141
	Marston's P.L.C.	187,638	98,945
	McBride P.L.C.	19,948	15,689
*	McCarthy & Stone P.L.C.	98,693	85,562
	McColl's Retail Group P.L.C.	14,203	6,905
	Mears Group P.L.C.	31,020	55,976
	Mediclinic International P.L.C.	91,030	318,534
	Meggitt P.L.C.	113,889	397,919
	Melrose Industries P.L.C.	556,559	614,563
*	Metro Bank P.L.C.	8,823	11,867
	Micro Focus International P.L.C.	72,707	261,749
*	Mitchells & Butlers P.L.C.	61,129	123,005
	MJ Gleeson P.L.C.	11,285	90,978
	Morgan Sindall Group P.L.C.	9,270	126,018
*	Mothercare P.L.C.	58,375	4,923
	MP Evans Group P.L.C.	1,185	9,311
	N Brown Group P.L.C.	27,931	12,175
	Naked Wines P.L.C.	10,404	57,060
	National Express Group P.L.C.	118,847	236,472
	NCC Group P.L.C.	55,476	124,816
*	Ninety One P.L.C.	100,627	283,298
	Norcros P.L.C.	16,487	33,728
	Numis Corp. P.L.C.	12,643	47,051
	OneSavings Bank P.L.C.	65,007	200,969

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pan African Resources P.L.C.	302,516	$97,751
	Paragon Banking Group P.L.C.	55,072	225,770
*	Parkmead Group P.L.C. (The)	15,615	6,809
	Pearson P.L.C.	59,614	409,619
	Pearson P.L.C., Sponsored ADR	119,471	836,297
*	Pendragon P.L.C.	413,098	44,447
*	Petra Diamonds, Ltd.	182,703	2,881
	Petrofac, Ltd.	42,806	77,986
*	Petropavlovsk P.L.C.	772,464	362,262
	Pets at Home Group P.L.C.	141,097	576,120
*	Pharos Energy P.L.C.	46,696	8,528
	Phoenix Group Holdings P.L.C.	137,472	1,180,513
	Photo-Me International P.L.C.	37,784	22,316
	Playtech P.L.C.	62,660	245,138
	Polypipe Group P.L.C.	27,630	145,699
*	Premier Foods P.L.C.	195,519	220,309
*	Premier Oil P.L.C.	199,335	93,814
	Provident Financial P.L.C.	65,571	141,673
	PZ Cussons P.L.C.	68,877	171,040
	QinetiQ Group P.L.C.	155,098	620,845
	Rank Group P.L.C.	43,286	77,294
	Reach P.L.C.	87,330	70,416
	Redde Northgate P.L.C.	39,470	84,889
	Redrow P.L.C.	73,870	412,422
	Renewi P.L.C.	172,747	56,715
	Restaurant Group P.L.C. (The)	37,530	21,928
	Rhi Magnesita NV	2,226	70,671
	Ricardo P.L.C.	9,039	40,696
	Robert Walters P.L.C.	1,497	8,170
*	Rockhopper Exploration P.L.C.	85,440	7,950
	Royal Mail P.L.C.	180,633	377,734
	RPS Group P.L.C.	52,390	30,550
	RSA Insurance Group P.L.C.	221,816	1,238,053
	S&U P.L.C.	850	17,649
	Saga P.L.C.	326,759	65,095
*	Scapa Group P.L.C.	22,456	25,045
*	SDL P.L.C.	20,405	124,118
	Senior P.L.C.	96,171	65,313
	Severfield P.L.C.	59,426	46,286
	SIG P.L.C.	178,196	65,504
	Signature Aviation P.L.C.	161,848	489,900
	Smart Metering Systems P.L.C.	7,279	58,851
	Speedy Hire P.L.C.	122,343	80,701
	Spire Healthcare Group P.L.C.	46,663	45,874
*	Sportech P.L.C.	5,229	1,059
	St. Modwen Properties P.L.C.	55,429	223,804
	Stobart Group, Ltd.	45,051	14,977
	Stock Spirits Group P.L.C.	39,966	116,987
	Superdry P.L.C.	6,793	10,328
	T Clarke P.L.C.	15,910	18,736
	Tate & Lyle P.L.C.	75,090	639,118
	Taylor Wimpey P.L.C.	647,526	998,826
*	TBC Bank Group P.L.C.	974	9,998
	TP ICAP P.L.C.	172,793	745,839
	Travis Perkins P.L.C.	65,091	941,457
	Trifast P.L.C.	24,071	33,679
	TT Electronics P.L.C.	41,466	92,539
	TUI AG	10,636	40,207
	Tullow Oil P.L.C.	435,039	145,474

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Tungsten Corp. P.L.C.	20,245	$10,831
	Tyman P.L.C.	19,065	43,833
	U & I Group P.L.C.	37,908	33,521
	UDG Healthcare P.L.C.	28,989	269,155
	Urban & Civic P.L.C.	30,460	94,161
	Vectura Group P.L.C.	189,631	245,524
	Vertu Motors P.L.C.	28,861	8,413
	Vesuvius P.L.C.	61,001	324,596
*	Virgin Money UK P.L.C.	139,735	158,455
	Vistry Group P.L.C.	69,728	560,610
	Vitec Group P.L.C. (The)	4,552	39,397
	Volex P.L.C.	6,253	11,041
	Volution Group P.L.C.	37,985	83,047
	Vp P.L.C.	3,920	37,487
	Weir Group P.L.C (The)	27,965	434,841
*	Whitbread P.L.C.	43,762	1,242,566
	Wm Morrison Supermarkets P.L.C.	534,999	1,297,761
*	Xaar P.L.C.	19,705	21,765
	Young & Co's Brewery P.L.C.	960	8,750
	Young & Co's Brewery P.L.C., Class A	5	61
	Zotefoams P.L.C.	3,822	17,687
TOTAL UNITED KINGDOM			47,968,673
UNITED STATES — (0.3%)
	Ovintiv, Inc.	53,508	518,496
	Ovintiv, Inc.	17,300	167,388
	Primo Water Corp.	36,100	512,345
*	Samsonite International SA	237,600	222,699
TOTAL UNITED STATES			1,420,928
TOTAL COMMON STOCKS			482,926,210
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	17,864	48,148
	Banco do Estado do Rio Grande do Sul SA, Class B	42,400	115,905
	Braskem SA, Class A	31,689	138,503
	Cia Ferro Ligas da Bahia - FERBASA	9,400	32,399
*	Eucatex SA Industria e Comercio	8,800	10,628
	Gerdau SA	216,500	724,219
	Grazziotin SA	1,600	7,837
	Marcopolo SA	156,673	89,501
	Randon SA Implementos e Participacoes	53,554	120,627
	Schulz SA	7,000	16,170
	Unipar Carbocloro SA	11,184	58,637
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	84,000	130,914
TOTAL BRAZIL			1,493,488
GERMANY — (0.2%)
	Biotest AG	2,716	69,284
#*	Draegerwerk AG & Co. KGaA	2,384	224,722
*	Jungheinrich AG	12,365	377,667
	Schaeffler AG	31,344	228,670
	Sixt SE	3,248	163,869
	STO SE & Co. KGaA	568	64,939

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Villeroy & Boch AG	889	$11,676
TOTAL GERMANY			1,140,827
TOTAL PREFERRED STOCKS			2,634,315
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Helloworld Travel, Ltd. Rights 08/03/20	522	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	66,848	55,818
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	19,153	0
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	1,385	0
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	99,909	5,737
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	1,012	209
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	31,023	30,375
TOTAL INDIA			30,584
ITALY — (0.0%)
*	Ascopiave SpA Rights 09/30/20	4,759	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	196,236	0
SOUTH AFRICA — (0.0%)
*	Foschini Group, Ltd. (The) Rights 08/07/20	10,004	16,036
*	Sun International, Ltd. Rights 08/07/20	9,274	65
TOTAL SOUTH AFRICA			16,101
SOUTH KOREA — (0.0%)
*	Jejuair Co., Ltd. Rights 08/06/20	562	1,203
TOTAL RIGHTS/WARRANTS			109,443
TOTAL INVESTMENT SECURITIES (Cost $564,617,470)			485,669,968

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	333,377	3,857,501
TOTAL INVESTMENTS — (100.0%)
(Cost $568,473,377)^^			$489,527,469

World ex U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$360,877	$25,570,963	—	$25,931,840
Austria	—	3,089,085	—	3,089,085
Belgium	—	4,921,124	—	4,921,124
Brazil	6,783,402	—	—	6,783,402
Canada	37,725,630	129,870	—	37,855,500
Chile	549,832	—	—	549,832
China	2,725,625	36,837,524	—	39,563,149
Colombia	297,015	—	—	297,015
Denmark	—	9,391,812	—	9,391,812
Finland	—	7,542,057	—	7,542,057
France	—	20,096,253	—	20,096,253
Germany	—	23,015,785	—	23,015,785
Greece	—	279,157	—	279,157
Hong Kong	—	7,175,520	—	7,175,520
India	31,273	13,837,516	—	13,868,789
Indonesia	—	2,329,500	—	2,329,500
Ireland	—	3,637,787	—	3,637,787
Israel	244,037	3,116,139	—	3,360,176
Italy	101,146	13,171,664	—	13,272,810
Japan	—	82,338,864	—	82,338,864
Malaysia	—	3,739,995	—	3,739,995
Mexico	3,072,081	—	—	3,072,081
Netherlands	298,368	7,678,311	—	7,976,679
New Zealand	—	2,133,265	—	2,133,265
Norway	18,756	3,169,146	—	3,187,902
Philippines	1,414	1,056,623	—	1,058,037
Poland	—	1,400,815	—	1,400,815
Portugal	—	1,076,820	—	1,076,820
Qatar	—	583,418	—	583,418
Russia	1,000,717	177,525	—	1,178,242
Saudi Arabia	—	3,065,178	—	3,065,178
Singapore	—	2,230,211	—	2,230,211
South Africa	200,305	4,656,804	—	4,857,109
South Korea	20,909	22,280,934	—	22,301,843
Spain	—	5,999,273	—	5,999,273
Sweden	336,291	11,386,611	—	11,722,902
Switzerland	52,142	21,357,980	—	21,410,122
Taiwan	—	25,860,819	—	25,860,819
Thailand	3,739,120	—	—	3,739,120
Turkey	—	1,342,688	—	1,342,688
United Arab Emirates	—	300,633	—	300,633
United Kingdom	836,297	47,132,376	—	47,968,673
United States	1,198,229	222,699	—	1,420,928
Preferred Stocks
Brazil	1,493,488	—	—	1,493,488
Germany	—	1,140,827	—	1,140,827
Rights/Warrants
Canada	—	55,818	—	55,818
Hong Kong	—	5,737	—	5,737
India	—	30,584	—	30,584
South Africa	—	16,101	—	16,101
South Korea	—	1,203	—	1,203
Securities Lending Collateral	—	3,857,501	—	3,857,501
TOTAL	$61,086,954	$428,440,515	—	$489,527,469

World ex U.S. Targeted Value Portfolio
CONTINUED

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (4.3%)
	A2B Australia, Ltd.	61,896	$39,158
	Accent Group, Ltd.	105,492	104,781
	Adairs, Ltd.	81,527	143,809
	Adbri, Ltd.	147,407	231,562
*	Aeon Metals, Ltd.	45,143	4,722
*	Afterpay, Ltd.	5,801	282,153
	AGL Energy, Ltd.	57,889	685,722
*	Ainsworth Game Technology, Ltd.	68,629	20,035
#*	Alkane Resources, Ltd.	90,017	79,845
	Alliance Aviation Services, Ltd.	11,891	26,344
	ALS, Ltd.	116,794	708,080
	Altium, Ltd.	33,183	775,295
	Alumina, Ltd.	242,873	263,356
	AMA Group, Ltd.	101,999	37,942
*	Amaysim Australia, Ltd.	59,320	27,051
*	AMP, Ltd.	1,169,173	1,216,528
	Ampol, Ltd.	86,096	1,613,870
	Ansell, Ltd.	26,284	721,676
#	AP Eagers, Ltd.	48,592	279,147
	APA Group	108,035	846,312
	APN Property Group, Ltd.	29,443	11,166
	Appen, Ltd.	14,826	377,639
*	Arafura Resources, Ltd.	16,794	841
	ARB Corp., Ltd.	19,405	265,567
#*	Ardent Leisure Group, Ltd.	239,856	55,749
	Aristocrat Leisure, Ltd.	65,365	1,225,562
	Asaleo Care, Ltd.	211,036	143,149
	ASX, Ltd.	4,901	288,770
	Atlas Arteria, Ltd.	175,553	820,504
	AUB Group, Ltd.	19,755	184,476
	Aurelia Metals, Ltd.	275,436	107,975
	Aurizon Holdings, Ltd.	530,339	1,691,224
	AusNet Services	185,078	236,476
	Austal, Ltd.	104,574	246,936
	Australia & New Zealand Banking Group, Ltd.	187,751	2,384,568
#*	Australian Agricultural Co., Ltd.	171,473	124,794
#	Australian Ethical Investment, Ltd.	11,755	50,840
	Australian Finance Group, Ltd.	51,890	62,187
	Australian Pharmaceutical Industries, Ltd.	206,019	163,041
#*	Australian Strategic Materials, Ltd.	18,003	16,335
	Auswide Bank, Ltd.	3,295	10,671
	Baby Bunting Group, Ltd.	30,773	76,369
	Bank of Queensland, Ltd.	202,610	857,288
	Bapcor, Ltd.	102,141	458,010
*	Base Resources, Ltd.	56,903	8,487
	Beach Energy, Ltd.	858,441	860,324
	Beacon Lighting Group, Ltd.	18,475	14,746
	Bega Cheese, Ltd.	101,006	322,620
#	Bendigo & Adelaide Bank, Ltd.	147,493	724,066
	BHP Group, Ltd.	352,621	9,284,104
#	BHP Group, Ltd., Sponsored ADR	13,830	730,777
	Bingo Industries, Ltd.	103,329	141,969
	Blackmores, Ltd.	5,169	259,651
#*	Blue Sky Alternative Investments, Ltd.	5,525	137
	BlueScope Steel, Ltd.	158,936	1,271,072

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Boral, Ltd.	338,923	$866,990
	Brambles, Ltd.	118,372	913,923
	Bravura Solutions, Ltd.	47,965	143,080
	Breville Group, Ltd.	31,302	577,306
	Brickworks, Ltd.	39,552	461,866
	BWX, Ltd.	53,126	148,281
#*	Byron Energy, Ltd.	59,304	7,425
	Capitol Health, Ltd.	106,976	16,795
#*	Cardno, Ltd.	70,457	16,160
	Carsales.com, Ltd.	68,096	890,225
#*	Cash Converters International, Ltd.	184,747	23,881
	Cedar Woods Properties, Ltd.	22,771	82,825
	Challenger, Ltd.	135,754	418,602
	CIMIC Group, Ltd.	13,452	206,965
	Citadel Group, Ltd. (The)	11,227	28,985
	City Chic Collective, Ltd.	26,152	63,732
#	Class, Ltd.	19,682	18,890
	Cleanaway Waste Management, Ltd.	611,584	907,387
#	Clinuvel Pharmaceuticals, Ltd.	5,525	87,145
	Clover Corp., Ltd.	24,457	38,784
	Coca-Cola Amatil, Ltd.	94,381	550,855
	Cochlear, Ltd.	5,187	707,837
	Codan, Ltd.	54,165	316,082
	Coles Group, Ltd.	132,804	1,721,765
#	Collection House, Ltd.	64,782	37,666
	Collins Foods, Ltd.	70,593	477,224
	Commonwealth Bank of Australia	97,789	4,975,000
	Computershare, Ltd.	103,994	995,311
#*	Cooper Energy, Ltd.	474,722	126,863
#	Corporate Travel Management, Ltd.	21,379	133,746
	Costa Group Holdings, Ltd.	140,761	299,090
	Credit Corp. Group, Ltd.	18,390	247,423
	Crown Resorts, Ltd.	70,527	450,896
	CSL, Ltd.	28,867	5,614,708
	CSR, Ltd.	273,453	681,781
	Data#3, Ltd.	37,256	150,439
	Decmil Group, Ltd.	467,402	18,168
	Dicker Data, Ltd.	8,078	43,787
#	Domain Holdings Australia, Ltd.	95,846	225,639
	Domino's Pizza Enterprises, Ltd.	18,521	977,974
	Downer EDI, Ltd.	307,376	898,832
	DWS, Ltd.	41,130	24,654
*	Eclipx Group, Ltd.	141,679	139,118
	Elanor Investor Group	19,470	14,447
	Elders, Ltd.	65,134	476,296
#*	Electro Optic Systems Holdings, Ltd.	6,459	25,583
#*	Emeco Holdings, Ltd.	57,415	41,590
*	EML Payments, Ltd.	25,181	56,254
	EQT Holdings, Ltd.	2,558	47,034
	Estia Health, Ltd.	119,392	123,895
	EVENT Hospitality and Entertainment, Ltd.	47,725	253,075
	Evolution Mining, Ltd.	484,268	2,068,797
#*	FAR, Ltd.	1,063,607	9,861
*	Fleetwood Corp., Ltd.	22,875	24,860
#	FlexiGroup, Ltd.	149,488	133,316
	Flight Centre Travel Group, Ltd.	29,786	226,038
	Fortescue Metals Group, Ltd.	471,414	5,867,788
#	Freedom Foods Group, Ltd.	8,951	19,249
	G8 Education, Ltd.	371,443	213,684

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Galaxy Resources, Ltd.	51,894	$40,711
*	Genex Power, Ltd.	14,287	2,635
	Genworth Mortgage Insurance Australia, Ltd.	110,912	134,173
*	Gold Road Resources, Ltd.	141,107	189,958
*	GrainCorp, Ltd., Class A	107,536	284,759
	Grange Resources, Ltd.	238,429	42,557
*	Greenland Minerals, Ltd.	177,454	23,224
	GUD Holdings, Ltd.	30,761	245,451
#	GWA Group, Ltd.	104,874	213,190
	Hansen Technologies, Ltd.	40,822	85,398
	Harvey Norman Holdings, Ltd.	215,333	569,261
	Healius, Ltd.	238,369	552,555
	Helloworld Travel, Ltd.	3,137	3,521
#	HT&E, Ltd.	85,589	73,203
	HUB24, Ltd.	8,166	78,197
	Huon Aquaculture Group, Ltd.	8,998	20,096
	IDP Education, Ltd.	45,706	432,881
	IGO, Ltd.	178,120	586,288
	Iluka Resources, Ltd.	167,158	1,084,662
	Imdex, Ltd.	130,607	123,538
	Incitec Pivot, Ltd.	547,912	718,196
	Infigen Energy	295,462	193,707
	Infomedia, Ltd.	124,521	164,355
#	Inghams Group, Ltd.	100,256	236,246
	Insurance Australia Group, Ltd.	172,477	627,919
*	Intega Group, Ltd.	70,457	15,640
	Integral Diagnostics, Ltd.	32,119	85,038
#	Integrated Research, Ltd.	34,225	99,382
#	InvoCare, Ltd.	51,490	350,947
#	IOOF Holdings, Ltd.	134,384	436,116
	IPH, Ltd.	45,859	243,016
	IRESS, Ltd.	58,093	426,775
	IVE Group, Ltd.	58,367	32,814
	James Hardie Industries P.L.C.	57,444	1,185,606
#	James Hardie Industries P.L.C., Sponsored ADR	1,045	21,726
	Japara Healthcare, Ltd.	122,823	41,847
#	JB Hi-Fi, Ltd.	80,360	2,631,760
	Johns Lyng Group, Ltd.	23,834	41,002
#	Jumbo Interactive, Ltd.	12,500	96,784
	Jupiter Mines, Ltd.	662,581	139,376
*	Karoon Energy, Ltd.	287,126	145,567
	Kogan.com, Ltd.	8,105	96,422
	Lendlease Corp., Ltd.	96,197	781,463
	Lifestyle Communities, Ltd.	5,731	35,374
	Link Administration Holdings, Ltd.	228,182	647,997
#	Lovisa Holdings, Ltd.	12,650	57,175
#*	Lynas Corp., Ltd.	52,878	85,005
	MACA, Ltd.	131,271	87,610
	Macmahon Holdings, Ltd.	300,111	54,550
	Macquarie Group, Ltd.	27,049	2,377,118
	Magellan Financial Group, Ltd.	19,802	860,303
*	Mayne Pharma Group, Ltd.	699,050	195,770
	McMillan Shakespeare, Ltd.	32,345	204,196
	McPherson's, Ltd.	60,297	126,929
	Medibank Pvt, Ltd.	510,412	1,019,342
*	Medusa Mining, Ltd.	85,990	52,696
#*	Mesoblast, Ltd.	81,390	216,390
#*	Metals X, Ltd.	435,023	26,559
	Metcash, Ltd.	580,173	1,118,852

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Metro Mining, Ltd.	120,794	$7,866
	Mineral Resources, Ltd.	60,820	1,119,930
#*	MMA Offshore, Ltd.	194,518	7,509
	MNF Group, Ltd.	6,878	26,740
	Monadelphous Group, Ltd.	25,491	160,920
	Monash IVF Group, Ltd.	164,283	61,435
#	Money3 Corp., Ltd.	70,036	84,826
#	Mortgage Choice, Ltd.	52,196	25,893
	Mount Gibson Iron, Ltd.	135,043	68,213
#*	Myer Holdings, Ltd.	467,637	68,016
	MyState, Ltd.	25,063	67,778
	National Australia Bank, Ltd.	226,385	2,826,208
	Navigator Global Investments, Ltd.	24,936	23,552
	Netwealth Group, Ltd.	24,166	207,536
	New Energy Solar, Ltd.	12,340	9,025
	New Hope Corp., Ltd.	195,956	183,782
	Newcrest Mining, Ltd.	45,971	1,171,148
*	NEXTDC, Ltd.	31,711	256,694
	nib holdings, Ltd.	157,246	494,712
#	Nick Scali, Ltd.	21,590	112,916
	Nine Entertainment Co. Holdings, Ltd.	673,069	646,185
	Northern Star Resources, Ltd.	181,176	2,056,299
	NRW Holdings, Ltd.	233,457	304,691
*	Nufarm, Ltd.	142,030	406,490
	OFX Group, Ltd.	72,450	64,149
#	Oil Search, Ltd.	262,746	542,307
	OM Holdings, Ltd.	46,008	10,791
	Omni Bridgeway, Ltd.	66,208	216,658
#*	Onevue Holdings, Ltd.	82,846	22,149
	oOh!media, Ltd.	276,860	146,045
	Orica, Ltd.	26,440	327,512
	Origin Energy, Ltd.	229,423	878,432
	Orora, Ltd.	426,136	696,665
	OZ Minerals, Ltd.	131,282	1,274,206
	Pacific Current Group, Ltd.	21,169	85,853
	Pacific Smiles Group, Ltd.	7,482	7,764
*	Pact Group Holdings, Ltd.	71,659	107,538
*	Panoramic Resources, Ltd.	593,121	28,567
	Peet, Ltd.	156,657	95,864
	Pendal Group, Ltd.	68,668	283,820
	People Infrastructure, Ltd.	5,206	7,263
	Perenti Global, Ltd.	298,302	255,403
#	Perpetual, Ltd.	20,237	439,800
#*	Perseus Mining, Ltd.	459,094	522,621
*	Pioneer Credit, Ltd.	21,724	4,501
	Platinum Asset Management, Ltd.	90,485	240,548
#*	Praemium, Ltd.	17,729	5,525
	Premier Investments, Ltd.	16,297	194,043
*	Prime Media Group, Ltd.	118,942	7,608
	Pro Medicus, Ltd.	13,699	234,138
	Propel Funeral Partners, Ltd.	5,216	10,113
	PSC Insurance Group, Ltd.	6,564	11,741
	PWR Holdings, Ltd.	20,749	64,908
	Qantas Airways, Ltd.	159,262	365,150
	QBE Insurance Group, Ltd.	216,824	1,518,521
	Qube Holdings, Ltd.	345,988	668,549
	Ramelius Resources, Ltd.	272,182	430,266
	Ramsay Health Care, Ltd.	23,595	1,042,878
	REA Group, Ltd.	5,612	433,358

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Reckon, Ltd.	16,235	$7,962
#*	Red 5, Ltd.	453,425	81,925
	Reece, Ltd.	27,819	197,236
#	Regis Healthcare, Ltd.	48,428	45,792
	Regis Resources, Ltd.	236,594	964,072
#*	Reject Shop, Ltd. (The)	13,887	60,904
	Reliance Worldwide Corp., Ltd.	98,249	186,935
*	Resolute Mining, Ltd.	380,087	363,209
	Ridley Corp., Ltd.	99,459	52,726
	Rio Tinto, Ltd.	46,356	3,392,733
#*	RPMGlobal Holdings, Ltd.	22,062	14,840
	Sandfire Resources, Ltd.	128,155	435,554
	Santos, Ltd.	326,221	1,218,536
*	Saracen Mineral Holdings, Ltd.	315,994	1,377,399
#	SeaLink Travel Group, Ltd.	22,749	68,779
	Seek, Ltd.	7,870	121,045
	Select Harvests, Ltd.	29,179	124,593
*	Senex Energy, Ltd.	848,656	164,695
	Servcorp, Ltd.	11,131	16,510
	Service Stream, Ltd.	159,867	203,852
#	Seven Group Holdings, Ltd.	42,998	520,283
#*	Seven West Media, Ltd.	640,772	45,313
	SG Fleet Group, Ltd.	25,696	27,676
	Sigma Healthcare, Ltd.	513,456	244,362
*	Silver Lake Resources, Ltd.	306,707	548,969
	Sims, Ltd.	76,371	429,738
	SmartGroup Corp., Ltd.	28,813	123,951
	Sonic Healthcare, Ltd.	20,009	458,098
	South32, Ltd., ADR	10,815	79,598
	South32, Ltd.	661,375	971,058
	Southern Cross Media Group, Ltd.	1,132,093	131,295
	Spark Infrastructure Group	339,474	547,800
#*	SpeedCast International, Ltd.	165,938	70,243
#	SRG Global, Ltd.	103,215	20,848
	St Barbara, Ltd.	252,102	619,369
	Stanmore Coal, Ltd.	27,285	11,370
	Star Entertainment Grp, Ltd. (The)	362,404	655,250
	Steadfast Group, Ltd.	143,712	344,743
	Suncorp Group, Ltd.	164,736	1,006,178
	Super Retail Group, Ltd.	147,085	929,647
*	Superloop, Ltd.	17,105	13,617
	Sydney Airport	87,853	329,039
#*	Syrah Resources, Ltd.	89,794	21,404
	Tabcorp Holdings, Ltd.	565,824	1,430,869
	Tassal Group, Ltd.	105,184	270,388
	Technology One, Ltd.	87,429	524,661
	Telstra Corp., Ltd.	350,897	840,230
	Telstra Corp., Ltd., ADR	939	11,179
*	TPG Telecom, Ltd.	182,249	1,046,871
	Transurban Group	108,134	1,069,608
	Treasury Wine Estates, Ltd.	98,265	754,453
*	Troy Resources, Ltd.	92,972	6,030
*	Tuas, Ltd.	91,124	45,898
*	United Malt Grp, Ltd.	123,108	353,101
	Village Roadshow, Ltd.	62,441	97,013
*	Virgin Australia Holdings, Ltd.	328,693	0
	Virtus Health, Ltd.	42,133	87,542
	Vita Group, Ltd.	60,744	44,470
	Viva Energy Group, Ltd.	17,033	19,447

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Vocus Group, Ltd.	221,537	$456,905
#	Webjet, Ltd.	45,166	90,192
	Wesfarmers, Ltd.	95,120	3,162,541
	Western Areas, Ltd.	138,501	237,583
*	Westgold Resources, Ltd.	105,119	180,728
	Westpac Banking Corp.	222,151	2,667,760
	Whitehaven Coal, Ltd.	328,931	325,330
	WiseTech Global, Ltd.	6,978	102,588
	Woodside Petroleum, Ltd.	57,217	813,977
	Woolworths Group, Ltd.	85,461	2,365,905
	Worley, Ltd.	92,462	536,521
	WPP AUNZ, Ltd.	137,912	29,543
*	Xero, Ltd.	2,656	170,233
TOTAL AUSTRALIA			144,319,508
AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	5,588	115,510
	ANDRITZ AG	23,896	802,292
	AT&S Austria Technologie & Systemtechnik AG	15,848	299,743
	Atrium European Real Estate, Ltd.	43,710	118,442
*	CA Immobilien Anlagen AG	13,943	437,014
*	DO & CO AG	2,162	111,480
*	Erste Group Bank AG	39,863	892,263
	EVN AG	19,356	318,915
#*	FACC AG	1,947	12,043
*	Flughafen Wien AG	2,519	76,101
*	IMMOFINANZ AG	19,184	316,431
#	Kapsch TrafficCom AG	1,347	23,913
*	Lenzing AG	6,487	301,823
	Mayr Melnhof Karton AG	2,109	326,770
#	Oesterreichische Post AG	11,224	359,130
*	OMV AG	29,916	944,802
*	Palfinger AG	3,950	108,384
*	POLYTEC Holding AG	4,035	23,903
#*	Porr AG	2,136	34,752
	Raiffeisen Bank International AG	55,975	962,874
#	Rosenbauer International AG	582	21,539
	S IMMO AG	7,826	136,927
#*	S&T AG	11,417	309,632
	Schoeller-Bleckmann Oilfield Equipment AG	2,607	68,292
*	Semperit AG Holding	1,666	32,856
	Strabag SE	8,022	236,515
*	Telekom Austria AG	54,154	406,572
	UBM Development AG	1,692	55,882
	UNIQA Insurance Group AG	47,128	297,902
	Verbund AG	3,126	164,035
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,906	442,602
	voestalpine AG	44,027	976,215
*	Wienerberger AG	31,530	725,608
	Zumtobel Group AG	4,990	38,036
TOTAL AUSTRIA			10,499,198
BELGIUM — (0.8%)
*	Ackermans & van Haaren NV	9,614	1,234,725
	Ageas SA	47,723	1,786,561
*	AGFA-Gevaert NV	110,246	446,953
	Anheuser-Busch InBev SA	69,892	3,795,358
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	58,839

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE	1,574	$362,290
	Atenor	822	56,233
	Banque Nationale de Belgique	10	22,710
	Barco NV	19,096	376,202
	Bekaert SA	18,332	356,925
*	bpost SA	33,088	215,219
*	Cie d'Entreprises CFE	5,331	338,502
	Colruyt SA	23,970	1,392,096
*	Deceuninck NV	24,144	36,053
	D'ieteren SA	12,659	683,361
	Econocom Group SA	51,414	142,727
	Elia Group SA	8,138	885,717
	Euronav NV	63,745	617,842
#*	Euronav NV	22,697	222,204
	EVS Broadcast Equipment SA	5,263	95,410
*	Exmar NV	15,568	36,620
	Fagron	22,568	504,709
*	Galapagos NV	763	141,705
	Gimv NV	9,872	531,953
	Immobel SA	2,898	223,756
#	Ion Beam Applications	1,711	14,706
*	Jensen-Group NV	1,808	44,913
	KBC Group NV	38,766	2,210,296
*	Kinepolis Group NV	5,590	198,813
	Lotus Bakeries NV	105	347,615
#*	MDxHealth	497	462
	Melexis NV	6,483	555,763
*	Ontex Group NV	31,661	452,767
	Orange Belgium SA	21,127	353,742
*	Oxurion NV	10,901	35,951
	Picanol	858	50,129
	Proximus SADP	49,493	1,018,121
	Recticel SA	25,013	253,269
	Resilux	566	83,617
	Shurgard Self Storage SA	2,788	109,385
*	Sioen Industries NV	4,905	100,608
#*	Sipef NV	2,254	112,625
	Solvay SA	22,817	1,770,900
	Telenet Group Holding NV	10,896	422,682
	TER Beke SA	239	28,012
*	Tessenderlo Group SA	13,271	394,144
	UCB SA	14,268	1,833,320
#	Umicore SA	30,376	1,434,571
*	Van de Velde NV	1,633	36,740
*	Viohalco SA	4,480	12,061
TOTAL BELGIUM			26,439,882
BRAZIL — (1.5%)
	AES Tiete Energia SA	80,013	232,529
	AES Tiete Energia SA	12,313	7,577
	Aliansce Sonae Shopping Centers SA	32,352	172,038
	Alliar Medicos A Frente SA	28,300	61,628
	Alupar Investimento SA	39,538	183,041
#	Ambev SA, ADR	79,200	212,256
	Ambev SA	330,000	879,317
*	Anima Holding SA	6,400	35,260
	Arezzo Industria e Comercio SA	14,800	149,687
	Atacadao SA	22,500	96,788
*	B2W Cia Digital	7,100	162,401

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	B3 SA - Brasil Bolsa Balcao	81,547	$991,717
	Banco Bradesco SA	89,867	357,122
	Banco BTG Pactual SA	17,351	287,445
	Banco do Brasil SA	103,550	666,573
	Banco Santander Brasil SA	32,700	187,366
	BB Seguridade Participacoes SA	91,840	489,961
	BR Malls Participacoes SA	216,040	410,002
	BR Properties SA	34,800	61,841
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	20,100	81,031
#	Braskem SA, Sponsored ADR	3,700	32,523
*	BRF SA	61,622	244,525
	Camil Alimentos SA	76,957	181,603
	CCR SA	432,287	1,239,711
	Centrais Eletricas Brasileiras SA	28,800	203,942
	Cia Brasileira de Distribuicao	19,843	270,074
	Cia de Locacao das Americas	109,500	401,556
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	559,024
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	79,764
	Cia de Saneamento de Minas Gerais-COPASA	16,734	174,989
	Cia de Saneamento do Parana	85,475	502,211
	Cia de Saneamento do Parana	50,100	60,025
#	Cia Energetica de Minas Gerais, Sponsored ADR	8,800	20,416
	Cia Energetica de Minas Gerais	31,100	72,853
	Cia Hering	14,177	40,222
	Cia Paranaense de Energia, Sponsored ADR	2,400	30,120
	Cia Paranaense de Energia	3,700	47,075
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	65,142
	Cia Siderurgica Nacional SA	314,301	738,072
	Cielo SA	100,766	103,730
	Cogna Educacao	511,787	812,337
	Construtora Tenda SA	33,988	217,680
*	Cosan Logistica SA	82,466	319,965
	Cosan SA	25,626	444,085
	CSU Cardsystem SA	19,900	52,491
	CVC Brasil Operadora e Agencia de Viagens SA	47,742	190,362
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,426	170,442
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	7,300	20,221
	Direcional Engenharia SA	30,000	92,992
	Duratex SA	111,659	344,617
*	EcoRodovias Infraestrutura e Logistica SA	79,655	221,716
	EDP - Energias do Brasil SA	81,688	290,638
*	Embraer SA	304,117	443,651
*	Embraer SA, Sponsored ADR	6,200	35,836
	Enauta Participacoes SA	50,328	105,739
	Energisa SA	68,004	640,729
*	Eneva SA	31,443	303,608
	Engie Brasil Energia SA	20,282	179,509
	Equatorial Energia SA	267,350	1,308,421
	Even Construtora e Incorporadora SA	29,712	84,183
	Ez Tec Empreendimentos e Participacoes SA	34,643	273,409
	Fleury SA	76,842	377,246
	Fras-Le SA	13,100	13,962
	Gerdau SA, Sponsored ADR	18,547	61,947
	Gerdau SA	10,400	29,367
	Grendene SA	30,451	44,481
	Guararapes Confeccoes SA	43,200	147,822
	Hapvida Participacoes e Investimentos SA	2,800	34,964
*	Helbor Empreendimentos SA	129,566	74,016
	Hypera SA	41,046	284,207

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Industrias Romi SA	18,100	$45,453
	Instituto Hermes Pardini SA	20,471	109,879
*	International Meal Co. Alimentacao SA, Class A	140,406	108,739
	Iochpe-Maxion SA	29,623	72,971
	IRB Brasil Resseguros SA	114,746	175,312
	Itau Unibanco Holding SA, ADR	35,328	180,173
	Itau Unibanco Holding SA	31,936	152,439
	JBS SA	223,200	921,630
	JHSF Participacoes SA	85,859	151,752
	JSL SA	6,300	34,794
	Kepler Weber SA	12,000	100,526
	Klabin SA	134,786	533,816
*	Light SA	63,618	230,493
	Linx SA, ADR	2,900	14,384
	Localiza Rent a Car SA	125,140	1,221,522
	LOG Commercial Properties e Participacoes SA	12,594	88,846
*	Log-in Logistica Intermodal SA	12,494	37,986
	Lojas Americanas SA	19,808	116,914
	Lojas Renner SA	183,644	1,447,945
	M Dias Branco SA	7,558	56,621
	Magazine Luiza SA	114,642	1,773,731
	Mahle-Metal Leve SA	31,368	109,740
	Marcopolo SA	38,800	20,528
*	Marfrig Global Foods SA	89,592	247,486
*	Marisa Lojas SA	75,023	117,355
*	Mills Estruturas e Servicos de Engenharia SA	64,273	94,379
*	Minerva SA	53,271	138,678
	MRV Engenharia e Participacoes SA	96,300	353,334
	Natura & Co. Holding SA	148,379	1,338,001
	Notre Dame Intermedica Participacoes S.A.	62,576	800,831
	Odontoprev SA	110,274	292,145
*	Omega Geracao SA	10,400	78,949
*	Paranapanema SA	5,582	13,805
*	Petro Rio SA	39,375	298,829
	Petrobras Distribuidora SA	90,633	394,393
#	Petroleo Brasileiro SA, Sponsored ADR	42,200	359,966
	Petroleo Brasileiro SA, Sponsored ADR	31,500	273,105
	Petroleo Brasileiro SA	699,723	3,044,869
	Porto Seguro SA	65,943	682,999
	Portobello SA	46,837	38,518
	Positivo Tecnologia SA	15,800	15,871
*	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	32,018
	Qualicorp Consultoria e Corretora de Seguros SA	96,681	518,938
	Raia Drogasil SA	35,800	851,670
*	Restoque Comercio e Confeccoes de Roupas SA	7,048	7,525
*	Rumo SA	121,423	517,204
	Sao Carlos Empreendimentos e Participacoes SA	9,300	69,885
	Sao Martinho SA	82,184	337,303
	Ser Educacional SA	27,270	81,707
	SLC Agricola SA	37,100	164,998
	Smiles Fidelidade SA	21,100	61,764
*	Springs Global Participacoes SA	9,700	12,533
	Sul America SA	58,237	566,009
*	Suzano SA	94,065	757,345
*	Suzano SA, Sponsored ADR	1,917	15,356
*	Tecnisa SA	25,185	55,182
	Tegma Gestao Logistica SA	22,104	110,551
	Telefonica Brasil SA, ADR	3,300	33,297
*	Terra Santa Agro SA	6,900	22,222

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	TIM Participacoes SA	134,221	$405,245
	TOTVS SA	47,682	236,100
	Transmissora Alianca de Energia Eletrica SA	94,732	525,911
	Trisul SA	36,232	95,085
*	Tupy SA	40,600	141,649
	Ultrapar Participacoes SA	99,106	359,829
	Unipar Carbocloro SA	7,116	41,619
	Usinas Siderurgicas de Minas Gerais SA Usiminas	17,700	29,011
	Vale SA	628,010	7,308,754
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	39,432	83,225
*	Vulcabras Azaleia SA	46,000	45,589
	WEG SA	20,034	258,656
	Wiz Solucoes e Corretagem de Seguros SA	29,500	58,473
	YDUQS Participacoes SA	138,002	896,548
TOTAL BRAZIL			49,404,708
CANADA — (6.4%)
*	5N Plus, Inc.	22,100	28,709
	Absolute Software Corp.	14,673	173,519
#	Acadian Timber Corp.	4,133	49,925
#*	Advantage Oil & Gas, Ltd.	96,429	115,186
	Aecon Group, Inc.	32,656	342,785
#*	Africa Oil Corp.	64,590	53,526
	AG Growth International, Inc.	4,598	103,051
	AGF Management, Ltd., Class B	38,800	153,236
	Agnico Eagle Mines, Ltd.	11,405	906,583
*	Aimia, Inc.	35,892	83,336
#*	Air Canada	39,412	444,597
	AirBoss of America Corp.	9,083	166,884
*	Alacer Gold Corp.	158,706	1,226,330
	Alamos Gold, Inc., Class A	168,850	1,786,257
	Alamos Gold, Inc., Class A	39,729	421,127
#	Alaris Royalty Corp.	22,846	226,507
*	Alcanna, Inc.	12,048	37,868
#*	Alexco Resource Corp.	15,300	43,520
	Algoma Central Corp.	1,200	9,317
	Algonquin Power & Utilities Corp.	51,801	714,683
#	Alimentation Couche-Tard, Inc., Class B	71,248	2,476,087
	AltaGas, Ltd.	83,860	1,050,559
#	Altius Minerals Corp.	18,440	141,110
	Altus Group, Ltd.	5,525	175,965
*	Americas Gold & Silver Corp.	3,200	10,727
*	Amerigo Resources, Ltd.	65,100	25,273
	Andrew Peller, Ltd., Class A	10,400	65,376
#*	Aphria, Inc.	14,362	68,579
	ARC Resources, Ltd.	133,482	567,033
*	Argonaut Gold, Inc.	83,845	175,271
*	Aritzia, Inc.	29,744	393,715
	Atco, Ltd., Class I	13,642	424,502
#*	Athabasca Oil Corp.	187,300	23,772
	Atlas Corp.	30,443	216,450
*	ATS Automation Tooling Systems, Inc.	9,191	118,983
#*	Aurora Cannabis, Inc.	5,525	56,310
*	Aurora Cannabis, Inc.	4,709	47,990
#	AutoCanada, Inc.	10,001	104,904
	B2Gold Corp.	547,268	3,791,591
#	Badger Daylighting, Ltd.	12,872	278,399
	Bank of Montreal	64,566	3,584,704

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Bank of Nova Scotia (The)	94,722	$3,894,969
	Barrick Gold Corp.	11,944	345,181
	Barrick Gold Corp.	16,901	488,608
	Barrick Gold Corp.	36,590	1,065,746
*	Bausch Health Cos., Inc.	4,180	76,369
#*	Bausch Health Cos., Inc.	64,340	1,176,368
#*	Baytex Energy Corp.	275,015	127,298
	BCE, Inc.	3,587	150,378
	BCE, Inc.	11,595	486,178
#	Birchcliff Energy, Ltd.	127,515	114,239
	Bird Construction, Inc.	6,688	34,253
#*	Black Diamond Group, Ltd.	21,800	28,156
*	BlackBerry, Ltd.	50,536	239,579
*	BlackBerry, Ltd.	202,459	959,656
	BMTC Group, Inc.	1,900	12,852
*	Bonavista Energy Corp.	111,210	4,151
#	Bonterra Energy Corp.	12,185	14,100
	Boralex, Inc., Class A	36,589	954,436
	Bridgemarq Real Estate Services	1,900	17,830
	Brookfield Asset Management, Inc., Class A	20,730	670,217
	BRP, Inc.	10,418	466,669
	CAE, Inc.	48,444	722,980
	CAE, Inc.	14,430	215,440
	Calian Group, Ltd.	4,000	176,938
#	Cameco Corp.	64,751	658,411
#	Cameco Corp.	64,622	656,560
#	Canaccord Genuity Group, Inc.	23,651	137,373
	Canacol Energy, Ltd.	54,484	142,774
#*	Canada Goose Holdings, Inc.	10,400	231,456
#*	Canada Goose Holdings, Inc.	2,827	62,986
	Canadian Imperial Bank of Commerce	17,244	1,193,801
	Canadian Imperial Bank of Commerce	51,431	3,566,740
	Canadian National Railway Co.	9,000	879,137
	Canadian National Railway Co.	47,248	4,620,382
	Canadian Natural Resources, Ltd.	164,318	2,898,827
	Canadian Natural Resources, Ltd.	155,586	2,747,649
	Canadian Pacific Railway, Ltd.	1,800	495,029
	Canadian Pacific Railway, Ltd.	8,096	2,227,857
#	Canadian Tire Corp., Ltd., Class A	14,100	1,299,943
#	Canadian Utilities, Ltd., Class A	12,100	310,393
	Canadian Utilities, Ltd., Class B	900	23,188
#	Canadian Western Bank	35,424	602,984
*	Canfor Corp.	34,557	412,274
#	Canfor Pulp Products, Inc.	14,588	60,119
#*	Canopy Growth Corp.	23,500	429,139
	CanWel Building Materials Group, Ltd.	31,012	135,212
	Capital Power Corp.	27,586	583,457
*	Capstone Mining Corp.	127,715	101,070
#	Cardinal Energy, Ltd.	41,298	15,724
	Cargojet, Inc.	1,100	136,267
	Cascades, Inc.	50,702	578,013
	CCL Industries, Inc., Class B	18,900	628,754
*	Celestica, Inc.	18,645	154,194
*	Celestica, Inc.	21,675	178,973
	Cenovus Energy, Inc.	104,335	464,248
#	Cenovus Energy, Inc.	60,391	269,344
	Centerra Gold, Inc.	111,768	1,401,846
	Cervus Equipment Corp.	5,000	26,503
#	CES Energy Solutions Corp.	82,567	57,327

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	CGI, Inc.	12,981	$926,714
*	CGI, Inc.	22,605	1,614,558
#	Chesswood Group, Ltd.	4,500	16,160
*	China Gold International Resources Corp., Ltd.	94,140	92,070
	CI Financial Corp.	62,496	858,973
#	Cineplex, Inc.	36,288	216,734
#	Clearwater Seafoods, Inc.	15,557	68,525
	Cogeco Communications, Inc.	8,612	656,452
	Cogeco, Inc.	6,307	383,802
	Colliers International Group, Inc.	2,100	113,588
	Colliers International Group, Inc.	10,823	584,550
	Computer Modelling Group, Ltd.	29,984	110,807
	Constellation Software, Inc.	1,600	1,892,562
#*	Copper Mountain Mining Corp.	96,400	50,379
	Corby Spirit and Wine, Ltd.	3,900	47,052
	Corus Entertainment, Inc., Class B	102,605	183,846
#	Crescent Point Energy Corp.	150,009	231,825
	Crescent Point Energy Corp.	28,949	44,581
#*	Crew Energy, Inc.	63,989	13,615
*	CRH Medical Corp.	21,891	51,318
#*	Denison Mines Corp.	244,574	113,208
*	Descartes Systems Group, Inc. (The)	2,799	157,668
#*	DIRTT Environmental Solutions	9,900	16,482
	Dollarama, Inc.	27,000	987,316
	Dorel Industries, Inc., Class B	11,212	81,111
	DREAM Unlimited Corp., Class A	20,200	270,097
	Dundee Precious Metals, Inc.	70,644	532,685
	ECN Capital Corp.	129,215	455,332
	E-L Financial Corp., Ltd.	400	207,845
*	Eldorado Gold Corp.	71,439	897,616
*	Eldorado Gold Corp.	3,487	43,901
	Element Fleet Management Corp.	215,383	1,807,387
#	Emera, Inc.	21,500	894,864
	Empire Co., Ltd., Class A	36,848	946,612
	Enbridge, Inc.	31,909	1,021,258
	Enbridge, Inc.	59,848	1,915,136
*	Endeavour Mining Corp.	44,969	1,211,632
#*	Endeavour Silver Corp.	14,200	61,806
#	Enerflex, Ltd.	44,154	163,832
#*	Energy Fuels, Inc.	35,300	60,351
	Enerplus Corp.	100,929	249,412
	Enerplus Corp.	4,960	12,301
	Enghouse Systems, Ltd.	14,122	800,329
	Ensign Energy Services, Inc.	61,242	30,634
*	Equinox Gold Corp.	6,885	82,086
	Equitable Group, Inc.	5,340	309,090
*	ERO Copper Corp.	15,478	186,274
#*	Essential Energy Services Trust	78,200	7,882
	Evertz Technologies, Ltd.	9,000	83,788
#	Exchange Income Corp.	7,900	156,944
#	Exco Technologies, Ltd.	11,598	55,070
#	Extendicare, Inc.	32,374	135,833
	Fairfax Financial Holdings, Ltd.	3,870	1,212,559
	Fiera Capital Corp.	17,500	135,223
	Finning International, Inc.	56,844	810,572
	Firm Capital Mortgage Investment Corp.	12,344	106,902
#*	First Majestic Silver Corp.	17,602	234,965
#*	First Majestic Silver Corp.	3,500	46,655
	First National Financial Corp.	5,700	146,857

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	First Quantum Minerals, Ltd.	168,664	$1,425,418
	FirstService Corp.	9,837	1,176,013
	FirstService Corp.	1,700	203,322
*	Fission Uranium Corp.	126,692	36,888
	Fortis, Inc.	23,475	956,035
	Fortis, Inc.	3,499	142,689
#*	Fortuna Silver Mines, Inc.	70,637	473,040
*	Fortuna Silver Mines, Inc.	6,800	45,696
#	Franco-Nevada Corp.	4,168	666,255
#	Freehold Royalties, Ltd.	50,998	136,304
#	Frontera Energy Corp.	5,281	10,882
#*	Galiano Gold, Inc.	42,200	78,764
	Gamehost, Inc.	14,487	63,596
*	GDI Integrated Facility Services, Inc.	1,839	41,710
*	Gear Energy, Ltd.	99,909	12,307
#	Genworth MI Canada, Inc.	19,379	480,189
	George Weston, Ltd.	14,524	1,097,012
	Gibson Energy, Inc.	56,959	938,083
#	Gildan Activewear, Inc.	4,400	78,083
#	Gildan Activewear, Inc.	17,201	305,490
#	GMP Capital, Inc.	24,900	22,494
#	goeasy, Ltd.	7,800	327,210
	GoldMoney, Inc.	5,600	8,989
#*	Gran Tierra Energy, Inc.	215,330	61,089
*	Great Canadian Gaming Corp.	21,408	424,820
	Great-West Lifeco, Inc.	31,426	555,577
	Guardian Capital Group, Ltd., Class A	8,800	136,128
*	Guyana Goldfields, Inc.	51,656	69,417
*	Heroux-Devtek, Inc.	11,900	84,400
	High Arctic Energy Services, Inc.	10,800	4,757
#	High Liner Foods, Inc.	9,675	40,016
	HLS Therapeutics, Inc.	2,000	26,488
*	Home Capital Group, Inc.	19,041	320,276
	Horizon North Logistics, Inc.	13,416	35,256
#	Hudbay Minerals, Inc.	106,008	333,192
	Husky Energy, Inc.	107,577	346,154
#	Hydro One, Ltd.	27,371	583,201
#	iA Financial Corp., Inc.	36,578	1,284,306
*	IAMGOLD Corp.	196,887	983,369
*	IAMGOLD Corp.	16,600	82,668
*	IBI Group, Inc.	5,000	21,128
	IGM Financial, Inc.	8,300	204,053
#*	Imperial Metals Corp.	19,440	43,685
#	Imperial Oil, Ltd.	21,422	335,056
	Imperial Oil, Ltd.	20,183	315,460
	Information Services Corp.	4,900	64,641
#	Innergex Renewable Energy, Inc.	36,184	621,059
	Intact Financial Corp.	6,805	742,964
#	Inter Pipeline, Ltd.	51,678	484,198
#*	Interfor Corp.	40,402	469,037
#	Intertape Polymer Group, Inc.	18,192	217,307
	Invesque, Inc.	10,197	21,618
*	IPL Plastics, Inc.	3,058	22,739
*	Ivanhoe Mines, Ltd., Class A	182,583	643,392
	Jamieson Wellness, Inc.	8,711	250,772
	Just Energy Group, Inc.	6,648	2,372
	K-Bro Linen, Inc.	1,900	39,860
#*	Kelt Exploration, Ltd.	71,264	90,979
	Keyera Corp.	78,309	1,190,318

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Kinaxis, Inc.	3,508	$532,702
*	Kinross Gold Corp.	445,385	4,156,417
	Kirkland Lake Gold, Ltd.	88,622	4,839,837
*	Knight Therapeutics, Inc.	56,127	289,969
	KP Tissue, Inc.	4,089	35,656
	Labrador Iron Ore Royalty Corp.	20,388	390,575
*	Largo Resources, Ltd.	49,700	37,847
	Lassonde Industries, Inc., Class A	400	48,916
#	Laurentian Bank of Canada	22,271	441,446
	Leon's Furniture, Ltd.	10,815	108,114
	Linamar Corp.	30,632	914,764
	Loblaw Cos., Ltd.	19,900	1,032,402
	Logistec Corp., Class B	400	9,900
#	Lucara Diamond Corp.	183,133	79,299
#*	Lundin Gold, Inc.	9,800	87,285
	Lundin Mining Corp.	215,706	1,207,805
	Magellan Aerospace Corp.	7,228	35,993
	Magna International, Inc.	19,751	912,900
	Magna International, Inc.	90,521	4,179,355
*	Mainstreet Equity Corp.	1,200	61,144
*	Major Drilling Group International, Inc.	42,371	192,646
#	Manulife Financial Corp.	46,426	622,156
	Manulife Financial Corp.	85,936	1,153,261
#	Maple Leaf Foods, Inc.	27,700	609,237
*	Marathon Gold Corp.	29,500	50,655
	Martinrea International, Inc.	58,998	438,702
*	Mav Beauty Brands, Inc.	1,583	2,848
	Mediagrif Interactive Technologies, Inc.	2,100	9,799
	Medical Facilities Corp.	18,722	53,673
*	MEG Energy Corp.	131,237	346,843
	Melcor Developments, Ltd.	900	4,986
	Methanex Corp.	3,300	61,149
	Methanex Corp.	20,253	374,680
	Metro, Inc.	24,325	1,067,099
	Morguard Corp.	1,200	110,275
	Morneau Shepell, Inc.	16,211	376,153
#*	Mountain Province Diamonds, Inc.	3,100	694
#	MTY Food Group, Inc.	3,860	83,279
	Mullen Group, Ltd.	46,713	334,798
	National Bank of Canada	93,086	4,394,907
	Neo Performance Materials, Inc.	2,000	14,887
*	New Gold, Inc.	258,942	425,303
	NFI Group, Inc.	30,589	342,326
#	Norbord, Inc.	11,591	377,519
	North American Construction Group, Ltd.	19,257	119,902
	North West Co., Inc. (The)	18,436	410,163
#	Northland Power, Inc.	48,655	1,333,113
*	Novagold Resources, Inc.	2,900	26,448
	Nutrien, Ltd.	27,752	903,761
	Nutrien, Ltd.	34,922	1,138,099
#*	NuVista Energy, Ltd.	62,611	30,383
#*	Obsidian Energy, Ltd.	22,082	9,562
*	OceanaGold Corp.	290,546	761,370
	Onex Corp.	21,153	940,274
#	Open Text Corp.	23,300	1,048,757
	Open Text Corp.	13,610	612,858
#*	Orla Mining, Ltd.	19,000	80,854
	Osisko Gold Royalties, Ltd.	34,284	401,851
#*	Painted Pony Energy, Ltd.	41,200	15,072

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pan American Silver Corp.	43,405	$1,621,889
#*	Paramount Resources, Ltd., Class A	29,332	41,169
*	Parex Resources, Inc.	69,096	835,683
	Park Lawn Corp.	9,020	168,689
	Parkland Corp.	45,750	1,204,675
	Pason Systems, Inc.	27,037	128,983
	Pembina Pipeline Corp.	74,648	1,814,019
	Pembina Pipeline Corp.	4,628	112,646
#	Peyto Exploration & Development Corp.	84,505	125,548
*	Photon Control, Inc.	33,900	58,717
*	PHX Energy Services Corp.	16,900	13,122
#	Pinnacle Renewable Energy, Inc.	3,700	12,651
	Pivot Technology Solutions, Inc.	5,000	6,645
	Pizza Pizza Royalty Corp.	12,700	82,015
*	Points International, Ltd.	800	7,442
*	Points International, Ltd.	991	9,167
	Polaris Infrastructure, Inc.	7,100	75,853
	Pollard Banknote, Ltd.	3,783	44,822
	PrairieSky Royalty, Ltd.	98,575	618,922
*	Precision Drilling Corp.	136,179	86,418
#*	Premier Gold Mines, Ltd.	92,061	187,634
#	Premium Brands Holdings Corp.	11,928	842,605
*	Pretium Resources, Inc.	45,900	435,201
*	Pulse Seismic, Inc.	14,300	9,608
	Quarterhill, Inc.	54,482	80,536
	Quebecor, Inc., Class B	27,877	636,023
*	Real Matters, Inc.	20,018	445,359
	Recipe Unlimited Corp.	10,500	76,431
	Reitmans Canada, Ltd., Class A	10,570	592
#	Restaurant Brands International, Inc.	21,148	1,194,405
	Restaurant Brands International, Inc.	1,712	96,762
	Richelieu Hardware, Ltd.	14,400	356,923
	Ritchie Bros Auctioneers, Inc.	4,400	203,436
	Ritchie Bros Auctioneers, Inc.	14,889	689,063
	Rocky Mountain Dealerships, Inc.	7,800	26,496
	Rogers Communications, Inc., Class B	8,675	354,267
	Rogers Communications, Inc., Class B	25,624	1,046,484
#	Rogers Sugar, Inc.	58,970	210,002
*	Roxgold, Inc.	94,000	116,496
	Royal Bank of Canada	120,786	8,332,246
	Royal Bank of Canada	97,598	6,743,046
	Russel Metals, Inc.	33,480	448,416
*	Sabina Gold & Silver Corp.	83,900	135,924
#*	Sandstorm Gold, Ltd.	34,408	331,377
	Saputo, Inc.	22,900	560,426
#	Savaria Corp.	4,000	40,405
*	Seabridge Gold, Inc.	3,600	70,068
#	Secure Energy Services, Inc.	76,904	94,734
*	Seven Generations Energy, Ltd., Class A	135,628	371,611
	Shaw Communications, Inc., Class B	42,630	779,749
	Shaw Communications, Inc., Class B	35,624	651,563
#	ShawCor, Ltd.	32,243	63,790
*	Shopify, Inc., Class A	818	837,632
#	Sienna Senior Living, Inc.	22,996	176,490
#*	Sierra Wireless, Inc.	3,500	46,564
#*	Sierra Wireless, Inc.	11,731	155,788
	Sleep Country Canada Holdings, Inc.	15,500	222,296
#	SNC-Lavalin Group, Inc.	42,949	681,374
#*	Spin Master Corp.	6,592	122,937

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Sprott, Inc.	5,189	$197,108
*	SSR Mining, Inc.	52,352	1,254,617
#	Stantec, Inc.	13,110	421,943
	Stantec, Inc.	11,912	383,447
	Stella-Jones, Inc.	15,785	479,401
*	Stornoway Diamond Corp.	126,700	289
#	Stuart Olson, Inc.	7,300	1,308
	Sun Life Financial, Inc.	37,134	1,447,112
	Suncor Energy, Inc.	130,806	2,057,620
	Suncor Energy, Inc.	177,627	2,799,402
*	SunOpta, Inc.	6,118	40,256
*	SunOpta, Inc.	18,145	118,939
#	Superior Plus Corp.	81,148	707,004
#	Surge Energy, Inc.	125,549	29,994
#*	Tamarack Valley Energy, Ltd.	144,113	88,225
*	Taseko Mines, Ltd.	90,127	57,866
	TC Energy Corp.	75,871	3,458,079
	TC Energy Corp.	13,860	632,016
	Teck Resources, Ltd., Class B	33,093	335,266
	Teck Resources, Ltd., Class B	96,152	974,020
	TELUS Corp.	7,002	121,435
*	TeraGo, Inc.	1,400	6,261
*	Teranga Gold Corp.	41,892	488,836
*	Tervita Corp.	4,621	13,006
	TFI International, Inc.	41,795	1,813,524
#	Thomson Reuters Corp.	8,859	618,713
#	Tidewater Midstream and Infrastructure, Ltd.	119,343	73,061
	Timbercreek Financial Corp.	38,744	243,840
*	TMAC Resources, Inc.	3,600	4,032
	TMX Group, Ltd.	2,758	281,926
#	TORC Oil & Gas, Ltd.	78,615	98,016
*	Torex Gold Resources, Inc.	36,072	632,596
#	Toromont Industries, Ltd.	21,373	1,165,147
	Toronto-Dominion Bank (The)	18,100	800,916
	Toronto-Dominion Bank (The)	89,325	3,955,311
	Total Energy Services, Inc.	20,525	32,179
*	Touchstone Exploration, Inc.	58,500	55,467
	Tourmaline Oil Corp.	111,613	1,134,920
	TransAlta Corp.	170,598	1,115,711
#	TransAlta Renewables, Inc.	26,908	313,386
	Transcontinental, Inc., Class A	48,608	560,310
	TransGlobe Energy Corp.	36,500	21,255
#*	Trevali Mining Corp.	218,560	16,317
#*	Trican Well Service, Ltd.	153,374	104,200
	Tricon Residential, Inc.	40,447	289,889
*	Trisura Group, Ltd.	2,249	133,895
*	Trisura Group, Ltd.	61	3,736
*	Turquoise Hill Resources, Ltd.	191,352	160,002
#*	Turquoise Hill Resources, Ltd.	7,000	5,804
#	Uni-Select, Inc.	16,616	95,023
#	Vermilion Energy, Inc.	40,028	163,166
	Vermilion Energy, Inc.	18,918	77,564
	VersaBank	2,000	10,362
	Wajax Corp.	14,444	102,875
	Waste Connections, Inc.	2,045	209,313
#	Waste Connections, Inc.	2,961	302,655
*	Wesdome Gold Mines Ltd.	50,400	515,871
	West Fraser Timber Co., Ltd.	24,314	1,203,856
#	Western Forest Products, Inc.	227,089	178,016

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Westshore Terminals Investment Corp.	22,832	$293,017
	Wheaton Precious Metals Corp.	5,342	289,823
#	Wheaton Precious Metals Corp.	20,537	1,115,775
#	Whitecap Resources, Inc.	202,562	334,213
#*	WildBrain, Ltd.	42,091	37,080
	Winpak, Ltd.	10,327	361,979
	WSP Global, Inc.	12,365	776,453
	Yamana Gold, Inc.	349,132	2,267,683
	Yamana Gold, Inc.	3,700	24,087
*	Yangarra Resources, Ltd.	55,682	24,527
#	Yellow Pages, Ltd.	7,290	43,377
TOTAL CANADA			218,201,458
CHILE — (0.2%)
	AES Gener SA	841,606	144,296
	Aguas Andinas SA, Class A	419,596	147,507
	Banco de Chile	213,351	20,482
	Banco de Chile, ADR	3,915	72,816
	Banco de Credito e Inversiones SA	4,996	178,179
	Banco Santander Chile, ADR	2,765	47,309
	Banco Santander Chile	1,106,000	48,137
	Besalco SA	160,822	90,283
*	CAP SA	23,985	180,589
	Cencosud SA	242,650	422,761
	Cia Cervecerias Unidas SA	42,791	332,409
#	Cia Cervecerias Unidas SA, Sponsored ADR	493	7,380
*	Cia Sud Americana de Vapores SA	4,672,937	121,289
	Colbun SA	1,072,013	193,981
	Embotelladora Andina SA, ADR, Class B	1,917	27,988
	Empresa Nacional de Telecomunicaciones SA	66,171	471,831
	Empresas CMPC SA	139,125	308,182
	Empresas COPEC SA	22,662	184,993
	Empresas Hites SA	18,149	3,116
	Enel Americas SA, ADR	84,723	641,353
	Enel Americas SA	1,964,056	304,729
	Enel Chile SA, ADR	29,101	121,644
	Enel Chile SA	1,250,268	107,346
	Engie Energia Chile SA	105,813	151,649
	Falabella SA	37,462	133,606
	Forus SA	8,525	11,413
	Grupo Security SA	399,250	80,160
	Hortifrut SA	8,822	10,321
	Inversiones Aguas Metropolitanas SA	251,240	219,029
	Inversiones La Construccion SA	13,361	94,420
	Itau CorpBanca Chile SA	40,249,941	142,432
	Itau CorpBanca Chile SA, ADR	900	4,635
*	Latam Airlines Group SA	12,372	21,261
*	Masisa SA	1,003,060	17,489
	Multiexport Foods SA	147,225	47,270
	Parque Arauco SA	133,121	227,712
	PAZ Corp. SA	29,524	24,179
	Plaza SA	23,849	42,181
	Ripley Corp. SA	365,720	125,118
	Salfacorp SA	149,065	87,030
	Sigdo Koppers SA	12,552	14,673
	SMU SA	193,983	34,594
	Sociedad Matriz SAAM SA	1,440,321	104,639
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,048	184,766
	SONDA SA	247,162	199,150

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	73,365	$122,104
TOTAL CHILE			6,278,431
CHINA — (11.0%)
*	21Vianet Group, Inc., ADR	3,907	84,938
	361 Degrees International, Ltd.	364,000	51,233
*	3SBio, Inc.	370,500	450,875
#*	500.com, Ltd., ADR, Class A	1,995	7,561
*	51job, Inc., ADR	4,343	294,803
*	58.com, Inc., ADR	16,237	899,043
	5I5J Holding Group Co., Ltd., Class A	67,400	39,453
	AAC Technologies Holdings, Inc.	275,000	2,168,091
	AAG Energy Holdings, Ltd.	70,000	9,673
	Accelink Technologies Co Ltd, Class A	5,300	24,629
	Acorn International, Inc., ADR	100	1,660
	Addsino Co., Ltd., Class A	14,100	35,872
*	Advanced Technology & Materials Co., Ltd., Class A	14,700	15,577
	AECC Aero-Engine Control Co., Ltd., Class A	10,500	27,510
	AECC Aviation Power Co., Ltd., Class A	16,200	85,631
	Aerospace CH UAV Co., Ltd.	6,700	22,531
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	10,000	15,774
	Agile Group Holdings, Ltd.	954,000	1,210,556
	Agricultural Bank of China, Ltd., Class H	2,912,000	1,033,607
	Aier Eye Hospital Group Co., Ltd., Class A	9,890	64,247
	Air China, Ltd., Class H	680,000	422,512
	Aisino Corp., Class A	40,611	101,670
	Ajisen China Holdings, Ltd.	255,000	40,793
	Ak Medical Holdings, Ltd.	62,000	181,428
	AKM Industrial Co., Ltd.	100,000	13,471
*	Alibaba Group Holding, Ltd., Sponsored ADR	37,445	9,399,444
*	Alibaba Health Information Technology, Ltd.	80,000	221,447
*	Alibaba Pictures Group, Ltd.	1,800,000	251,238
	A-Living Services Co., Ltd., Class H	66,750	377,008
*	Aluminum Corp. of China, Ltd., Class H	1,320,000	340,485
	AMVIG Holdings, Ltd.	54,000	9,342
	Angang Steel Co., Ltd., Class H	696,800	195,468
	Angel Yeast Co., Ltd., Class A	8,672	81,859
	Anhui Conch Cement Co., Ltd., Class H	282,000	2,132,525
	Anhui Construction Engineering Group Co., Ltd., Class A	30,500	20,276
	Anhui Expressway Co., Ltd., Class H	138,000	66,257
	Anhui Genuine New Materials Co., Ltd., Class A	5,200	29,468
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	5,900	15,146
	Anhui Gujing Distillery Co., Ltd., Class A	2,616	79,764
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	29,900	22,276
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	38,000	40,344
	Anhui Jinhe Industrial Co., Ltd., Class A	6,600	28,335
	Anhui Korrun Co., Ltd., Class A	2,300	10,898
	Anhui Kouzi Distillery Co., Ltd., Class A	12,800	91,756
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	10,000	15,246
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	10,100	13,227
	Anhui Xinhua Media Co., Ltd., Class A	19,800	16,576
	Anhui Yingjia Distillery Co., Ltd., Class A	14,000	43,771
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	24,000	32,253
	Animal Health Holdings, Inc.	42,000	1,016
	ANTA Sports Products, Ltd.	169,000	1,604,315
*	Anton Oilfield Services Group	980,000	57,099
	Aoshikang Technology Co., Ltd., Class A	2,600	21,476
*	Aowei Holdings, Ltd.	114,000	19,330
	Apeloa Pharmaceutical Co., Ltd., Class A	16,800	57,377

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	APT Satellite Holdings, Ltd.	134,750	$41,760
*	Ascletis Pharma, Inc.	95,000	41,140
	Asia Cement China Holdings Corp.	255,500	289,462
	ASIAINFO TECHNOLOGIES, Ltd. COMMON STOCK HKD.000000013	42,800	52,310
	Asymchem Laboratories Tianjin Co., Ltd., Class A	800	25,040
	Ausnutria Dairy Corp., Ltd.	234,000	392,113
	Autobio Diagnostics Co., Ltd., Class A	1,800	41,965
	AVIC Aircraft Co., Ltd., Class A	15,400	52,326
	Avic Capital Co., Ltd., Class A	56,800	38,587
*	AVIC Electromechanical Systems Co., Ltd., Class A	37,700	55,378
	Avic Heavy Machinery Co., Ltd., Class A	21,700	41,582
*	AVIC International Holding HK, Ltd.	1,270,866	21,325
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	4,500	28,098
	AVIC Shenyang Aircraft Co., Ltd., Class A	7,000	64,115
	AviChina Industry & Technology Co., Ltd., Class H	1,165,000	693,624
	AVICOPTER PLC, Class A	6,000	44,273
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	66,100	64,247
	BAIC Motor Corp., Ltd., Class H	1,186,500	578,613
*	Baidu, Inc., Sponsored ADR	30,954	3,695,908
	BAIOO Family Interactive, Ltd.	138,000	21,023
	Bank of Beijing Co., Ltd., Class A	130,000	89,941
	Bank of Changsha Co., Ltd., Class A	60,500	74,003
	Bank of Chengdu Co., Ltd., Class A	81,900	97,477
	Bank of China, Ltd., Class H	7,606,000	2,532,865
	Bank of Chongqing Co., Ltd., Class H	235,000	122,819
	Bank of Communications Co., Ltd., Class H	1,439,000	798,769
	Bank of Guiyang Co., Ltd., Class A	49,900	54,598
	Bank of Hangzhou Co., Ltd., Class A	68,300	92,396
	Bank of Jiangsu Co., Ltd., Class A	148,000	128,237
	Bank of Nanjing Co., Ltd., Class A	236,600	262,931
	Bank of Ningbo Co., Ltd., Class A	67,700	280,816
	Bank of Shanghai Co., Ltd., Class A	89,793	106,558
#	Bank of Zhengzhou Co., Ltd., Class H	172,700	41,470
	Baoshan Iron & Steel Co., Ltd., Class A	122,300	86,252
	Baosheng Science and Technology Innovation Co., Ltd., Class A	38,000	24,577
*	Baoye Group Co., Ltd., Class H	78,000	66,066
*	Baozun, Inc., Sponsored ADR	10,967	461,272
	BBMG Corp., Class H	767,000	168,389
	Befar Group Co., Ltd., Class A	48,200	34,677
	Beibuwan Port Co., Ltd., Class A	10,100	17,360
*	BeiGene Ltd.	5,200	85,472
#*	BeiGene, Ltd., ADR	1,675	350,075
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	10,600	31,513
*	Beijing BDStar Navigation Co., Ltd., Class A	4,600	30,602
	Beijing Capital Co., Ltd., Class A	129,100	61,064
	Beijing Capital Development Co., Ltd., Class A	50,627	48,947
	Beijing Capital International Airport Co., Ltd., Class H	786,000	517,789
#	Beijing Capital Land, Ltd., Class H	707,000	136,971
	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	22,500	133,122
	Beijing Dabeinong Technology Group Co., Ltd., Class A	20,000	30,998
	BEIJING EASPRING MATERIAL A COMMON STOCK CNY1.0	2,200	10,979
	Beijing E-Hualu Information Technology Co., Ltd., Class A	3,500	25,150
	Beijing Enlight Media Co., Ltd., Class A	10,300	19,655
#*	Beijing Enterprises Clean Energy Group, Ltd.	9,445,714	58,515
	Beijing Enterprises Holdings, Ltd.	196,000	685,909
*	Beijing Enterprises Medical & Health Group, Ltd.	1,836,000	26,286
	Beijing Enterprises Water Group, Ltd.	1,844,000	783,679
*	Beijing Gas Blue Sky Holdings, Ltd.	2,136,000	39,972
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	10,300	23,525

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Global Safety Technology Co., Ltd., Class A	2,000	$12,611
*	Beijing Jetsen Technology Co., Ltd., Class A	51,530	38,136
	Beijing Jingneng Clean Energy Co., Ltd., Class H	466,000	128,717
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	2,500	19,183
	Beijing Kunlun Tech Co., Ltd., Class A	16,900	65,321
	Beijing New Building Materials PLC, Class A	26,300	116,113
	Beijing North Star Co., Ltd., Class H	286,000	61,670
	Beijing Orient Landscape & Environment Co., Ltd., Class A	64,300	46,741
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	9,800	19,369
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	10,800	84,835
	Beijing Originwater Technology Co., Ltd., Class A	59,200	72,760
*	Beijing Properties Holdings, Ltd.	200,000	2,504
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	37,400	32,310
	Beijing Shiji Information Technology Co., Ltd., Class A	4,100	21,584
*	Beijing Shougang Co., Ltd., Class A	53,700	33,741
	Beijing Shunxin Agriculture Co., Ltd., Class A	1,400	12,422
	Beijing Shuzhi Technology Co., Ltd., Class A	24,900	30,267
	Beijing Sinnet Technology Co., Ltd., Class A	8,400	31,511
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,700	23,440
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	23,273	19,705
	Beijing Strong Biotechnologies, Inc., Class A	7,300	21,993
	Beijing SuperMap Software Co., Ltd., Class A	6,600	23,502
	Beijing Thunisoft Corp., Ltd., Class A	3,859	14,682
	Beijing Tongrentang Co., Ltd., Class A	12,346	47,877
*	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	98,000	29,630
	Beijing Yanjing Brewery Co., Ltd., Class A	53,400	58,614
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	16,500	23,780
*	Berry Genomics Co., Ltd., Class A	4,100	52,795
#	Best Pacific International Holdings, Ltd.	180,000	24,294
	Bestsun Energy Co., Ltd., Class A	42,700	33,123
	Betta Pharmaceuticals Co., Ltd., Class A	2,200	43,624
	Better Life Commercial Chain Share Co., Ltd., Class A	22,300	44,598
	BGI Genomics Co., Ltd., Class A	500	11,765
	Biem.L.Fdlkk Garment Co., Ltd., Class A	11,700	26,310
	BII Railway Transportation Technology Holdings Co., Ltd.	104,000	5,108
#*	Bitauto Holdings, Ltd., ADR	15,428	244,997
	Blue Sail Medical Co., Ltd., Class A	10,000	44,765
*	Bluedon Information Security Technology Co., Ltd., Class A	41,200	23,823
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	57,800	63,308
	BOE Technology Group Co., Ltd., Class A	228,700	153,083
*	Bohai Leasing Co., Ltd., Class A	144,400	63,556
	Bosideng International Holdings, Ltd.	1,184,000	342,430
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	7,100	51,284
#*	Boyaa Interactive International, Ltd.	168,000	16,283
	Bright Dairy & Food Co., Ltd., Class A	22,800	61,616
	Bright Real Estate Group Co., Ltd., Class A	44,700	19,027
	Brilliance China Automotive Holdings, Ltd.	940,000	959,883
	B-Soft Co., Ltd., Class A	4,650	11,539
	BTG Hotels Group Co., Ltd., Class A	21,200	53,694
	BYD Co., Ltd., Class H	164,500	1,549,866
#	BYD Electronic International Co., Ltd.	504,500	1,771,109
	By-health Co., Ltd., Class A	7,900	28,335
#	C C Land Holdings, Ltd.	758,499	170,305
	C&S Paper Co., Ltd., Class A	22,100	77,291
#	CA Cultural Technology Group, Ltd.	173,000	48,233
	Cabbeen Fashion, Ltd.	101,000	25,415
	Caitong Securities Co., Ltd., Class A	35,900	86,035

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Camel Group Co., Ltd., Class A	41,308	$44,341
	Canny Elevator Co., Ltd., Class A	13,800	21,633
	Canvest Environmental Protection Group Co., Ltd.	166,000	75,176
*	Capital Environment Holdings, Ltd.	1,420,000	24,037
#*	CAR, Inc.	322,000	97,628
	Carrianna Group Holdings Co., Ltd.	214,000	14,648
*	CCOOP Group Co., Ltd., Class A	79,500	49,586
	CECEP Solar Energy Co., Ltd., Class A	68,300	47,694
	CECEP Wind-Power Corp., Class A	92,400	40,888
	Central China Real Estate, Ltd.	355,000	175,057
	Central China Securities Co., Ltd., Class H	241,000	49,493
	Centre Testing International Group Co Ltd, Class A	8,800	29,492
*	Century Sunshine Group Holdings, Ltd.	235,000	1,759
#*	CGN New Energy Holdings Co., Ltd.	866,000	156,501
	CGN Nuclear Technology Development Co., Ltd., Class A	14,900	19,716
	CGN Power Co., Ltd., Class H	953,000	200,554
	Chacha Food Co., Ltd., Class A	6,900	57,275
	Changchun Faway Automobile Components Co., Ltd., Class A	14,500	19,012
	Changchun High & New Technology Industry Group, Inc., Class A	1,700	121,119
	Changjiang Securities Co., Ltd., Class A	53,700	66,397
	Changsha Jingjia Microelectronics Co., Ltd., Class A	2,500	27,130
*	Changshouhua Food Co., Ltd.	30,000	10,543
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,200	25,622
#	Chaowei Power Holdings, Ltd.	372,000	197,164
	Chaozhou Three-Circle Group Co., Ltd., Class A	7,400	30,352
	Cheetah Mobile, Inc., ADR	20,368	50,513
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	5,500	11,268
	Chengdu Hongqi Chain Co., Ltd., Class A	29,400	42,268
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	3,300	10,084
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	4,352	29,790
	Chengdu Xingrong Environment Co., Ltd., Class A	33,500	24,483
	China Aerospace International Holdings, Ltd.	690,000	43,635
*	China Aerospace Times Electronics Co., Ltd., Class A	45,600	48,532
	China Aircraft Leasing Group Holdings, Ltd.	85,000	65,414
	China Aoyuan Group, Ltd.	702,000	885,285
#*	China Automobile New Retail Holdings, Ltd.	220,000	6,813
	China Avionics Systems Co., Ltd., Class A	14,500	36,357
	China Baoan Group Co., Ltd., Class A	48,800	58,469
	China BlueChemical, Ltd., Class H	924,000	136,069
	China Building Material Test & Certification Group Co., Ltd., Class A	3,300	11,571
*	China CAMC Engineering Co., Ltd., Class A	30,400	34,821
*	China Chengtong Development Group, Ltd.	788,000	20,365
	China Cinda Asset Management Co., Ltd., Class H	2,756,000	519,746
	China CITIC Bank Corp., Ltd., Class H	1,493,000	651,433
	China Coal Energy Co., Ltd., Class H	804,000	199,259
	China Common Rich Renewable Energy Investments, Ltd.	190,000	22,983
	China Communications Construction Co., Ltd., Class H	644,000	375,143
	China Communications Services Corp., Ltd., Class H	916,000	593,821
	China Conch Venture Holdings, Ltd.	402,000	1,729,283
	China Construction Bank Corp., Class H	9,950,000	7,254,848
*	China CSSC Holdings, Ltd., Class A	14,000	41,567
	China CYTS Tours Holding Co., Ltd., Class A	8,700	13,367
	China Datang Corp. Renewable Power Co., Ltd., Class H	865,000	121,819
#*	China Daye Non-Ferrous Metals Mining, Ltd.	1,212,000	7,827
#*	China Dili Group	671,599	173,257
*	China Display Optoelectronics Technology Holdings, Ltd.	400,000	23,068
	China Distance Education Holdings, Ltd., ADR	8,986	78,358
	China Dongxiang Group Co., Ltd.	1,499,000	189,553
*	China Dynamics Holdings, Ltd.	1,210,000	6,736

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Eastern Airlines Corp., Ltd., ADR	1,000	$17,720
#	China Eastern Airlines Corp., Ltd., Class H	736,000	261,645
	China Education Group Holdings, Ltd.	80,000	152,064
#	China Electronics Huada Technology Co., Ltd.	276,000	32,517
	China Electronics Optics Valley Union Holding Co., Ltd.	824,000	52,138
	China Energy Engineering Corp., Ltd., Class H	726,000	76,860
	China Everbright Bank Co., Ltd., Class H	849,000	319,069
	China Everbright Greentech Ltd.	282,000	123,714
	China Everbright International, Ltd.	920,111	568,815
	China Everbright Water, Ltd.	52,712	9,237
	China Everbright, Ltd.	476,000	762,781
	China Evergrande Group	763,000	2,143,422
	China Express Airlines Co., Ltd., Class A	13,700	21,224
	China Film Co., Ltd., Class A	21,341	44,458
*	China Financial Services Holdings, Ltd.	392,000	7,887
	China Foods, Ltd.	576,000	205,989
	China Fortune Land Development Co., Ltd., Class A	99,750	248,045
	China Galaxy Securities Co., Ltd., Class H	954,500	570,953
	China Gas Holdings, Ltd.	549,400	1,652,444
	China Gezhouba Group Co., Ltd., Class A	99,200	94,814
	China Glass Holdings, Ltd.	202,000	10,578
*	China Grand Automotive Services Group Co., Ltd., Class A	77,200	43,078
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	344,000	326,158
	China Greatwall Technology Group Co., Ltd., Class A	11,800	31,011
*	China Greenland Broad Greenstate Group Co., Ltd.	160,000	8,879
	China Hanking Holdings, Ltd.	274,000	58,338
	China Harmony Auto Holding, Ltd.	462,500	208,431
*	China Harzone Industry Corp., Ltd., Class A	8,800	12,125
	China High Speed Railway Technology Co., Ltd., Class A	90,100	39,251
	China High Speed Transmission Equipment Group Co., Ltd.	167,000	101,858
	China Hongqiao Group, Ltd.	627,000	360,104
	China Huarong Asset Management Co., Ltd., Class H	3,800,000	431,913
#*	China Huiyuan Juice Group, Ltd.	324,500	14,679
*	China International Capital Corp., Ltd., Class H	365,200	863,685
	China International Marine Containers Group Co., Ltd., Class H	217,800	208,000
	China Isotope & Radiation Corp.	8,000	20,657
	China Jinmao Holdings Group, Ltd.	1,512,000	1,029,540
	China Jushi Co., Ltd., Class A	57,800	114,516
	China Kepei Education Group, Ltd.	80,000	61,420
	China Lesso Group Holdings, Ltd.	742,000	1,435,549
#	China Life Insurance Co., Ltd., ADR	7,800	89,544
	China Life Insurance Co., Ltd., Class H	298,000	683,586
	China Lilang, Ltd.	281,000	150,906
*	China Literature Ltd.	36,600	240,837
#*	China Logistics Property Holdings Co., Ltd.	256,000	120,827
	China Longyuan Power Group Corp., Ltd., Class H	728,000	521,522
	China Machinery Engineering Corp., Class H	438,000	106,345
	China Maple Leaf Educational Systems, Ltd.	350,000	121,261
	China Medical System Holdings, Ltd.	746,000	905,827
	China Meheco Co., Ltd., Class A	29,100	67,805
	China Meidong Auto Holdings, Ltd.	244,000	681,957
	China Mengniu Dairy Co., Ltd.	433,000	2,031,838
	China Merchants Bank Co., Ltd., Class H	620,500	2,895,864
	China Merchants Land, Ltd.	654,000	108,898
	China Merchants Port Holdings Co., Ltd.	546,675	625,480
#*	China Merchants Securities Co., Ltd., Class H	39,400	48,227
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	24,700	60,337
	China Minsheng Banking Corp., Ltd., Class H	958,900	603,964
	China Mobile, Ltd.	1,070,500	7,307,377

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Mobile, Ltd., Sponsored ADR	39,357	$1,340,499
*	China Modern Dairy Holdings, Ltd.	1,349,000	186,573
	China Molybdenum Co., Ltd., Class H	750,000	304,632
	China National Accord Medicines Corp., Ltd., Class A	8,500	60,643
	China National Building Material Co., Ltd., Class H	1,810,350	2,811,445
	China National Chemical Engineering Co., Ltd., Class A	90,800	74,926
	China National Medicines Corp., Ltd., Class A	13,900	87,593
	China National Nuclear Power Co., Ltd., Class A	319,172	198,527
	China New Town Development Co., Ltd.	612,500	10,129
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	57,900	44,293
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	20,900	37,275
*	China Oceanwide Holdings, Ltd.	1,074,000	23,608
*	China Oil & Gas Group, Ltd.	2,268,000	67,445
	China Oilfield Services, Ltd., Class H	684,000	533,685
	China Oriental Group Co., Ltd.	890,000	257,711
	China Overseas Grand Oceans Group, Ltd.	774,000	468,048
	China Overseas Land & Investment, Ltd.	1,374,000	4,186,793
	China Overseas Property Holdings, Ltd.	665,000	694,614
	China Pacific Insurance Group Co., Ltd., Class H	809,800	2,346,331
	China Petroleum & Chemical Corp., ADR	510	21,680
	China Petroleum & Chemical Corp., Class H	2,528,000	1,076,981
	China Pioneer Pharma Holdings, Ltd.	237,000	34,575
	China Power International Development, Ltd.	1,174,999	219,981
*	China Properties Group, Ltd.	81,000	4,921
	China Publishing & Media Co., Ltd., Class A	24,900	22,501
	China Railway Construction Corp., Ltd., Class H	593,000	474,302
	China Railway Group, Ltd., Class H	974,000	493,059
	China Railway Hi-tech Industry Co., Ltd., Class A	34,600	47,115
	China Railway Signal & Communication Corp., Ltd., Class H	404,000	175,757
	China Railway Tielong Container Logistics Co., Ltd., Class A	18,900	15,800
*	China Rare Earth Holdings, Ltd.	768,399	46,134
	China Reinsurance Group Corp., Class H	2,090,000	229,299
	China Renaissance Holdings, Ltd.	23,200	49,821
	China Resources Beer Holdings Co., Ltd.	189,807	1,319,916
	China Resources Cement Holdings, Ltd.	1,088,000	1,489,574
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	24,600	51,229
	China Resources Gas Group, Ltd.	400,000	1,972,999
#	China Resources Land, Ltd.	1,014,000	4,226,260
	China Resources Medical Holdings Co., Ltd.	435,000	310,721
	China Resources Pharmaceutical Group, Ltd.	552,500	313,809
	China Resources Power Holdings Co., Ltd.	344,690	439,442
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	25,580	111,124
*	China Ruifeng Renewable Energy Holdings, Ltd.	252,000	8,857
	China Sanjiang Fine Chemicals Co., Ltd.	461,000	160,786
	China SCE Group Holdings, Ltd.	1,173,000	540,731
	China Science Publishing & Media, Ltd., Class A	10,400	14,151
#*	China Shanshui Cement Group, Ltd.	204,000	57,434
#*	China Shengmu Organic Milk, Ltd.	1,189,000	62,180
	China Shenhua Energy Co., Ltd., Class H	1,060,500	1,755,969
	China Shineway Pharmaceutical Group, Ltd.	168,000	112,395
*	China Silver Group, Ltd.	554,000	71,512
*	China Singyes Solar Technologies Holdings, Ltd.	395,000	31,651
	China South City Holdings, Ltd.	1,822,000	185,849
	China South Publishing & Media Group Co., Ltd., Class A	32,100	49,078
*	China Southern Airlines Co., Ltd., Sponsored ADR	2,392	54,872
#*	China Southern Airlines Co., Ltd., Class H	850,000	394,401
	China Spacesat Co., Ltd., Class A	4,800	24,373
	China State Construction Engineering Corp., Ltd., Class A	270,029	194,585

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings, Ltd.	850,500	$503,263
*	China Sunshine Paper Holdings Co., Ltd.	260,000	56,811
*	China Suntien Green Energy Corp., Ltd., Class H	395,000	114,811
	China Taiping Insurance Holdings Co., Ltd.	613,000	1,087,701
	China Telecom Corp., Ltd., ADR	3,184	94,469
	China Telecom Corp., Ltd., Class H	884,000	262,482
	China Tian Lun Gas Holdings, Ltd.	73,500	57,829
#*	China Tianrui Group Cement Co., Ltd.	28,000	30,722
*	China Tianying, Inc., Class A	51,400	38,228
	China Tourism Group Duty Free Corp., Ltd., Class A	1,700	59,238
	China Tower Corp., Ltd., Class H	3,510,000	638,571
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,066,000	545,193
	China TransInfo Technology Co., Ltd., Class A	5,700	19,158
	China Travel International Investment Hong Kong, Ltd.	1,160,000	172,209
	China Unicom Hong Kong, Ltd.	2,130,000	1,184,762
	China Unicom Hong Kong, Ltd., ADR	32,502	180,386
	China United Network Communications, Ltd., Class A	308,700	224,760
	China Vanke Co., Ltd., Class H	317,500	1,000,894
#	China Vast Industrial Urban Development Co., Ltd.	191,000	77,620
*	China Vered Financial Holding Corp., Ltd.	2,070,000	27,300
	China Water Affairs Group, Ltd.	244,000	210,822
*	China Water Industry Group, Ltd.	204,000	5,922
	China West Construction Group Co., Ltd., Class A	32,100	48,153
*	China Wood Optimization Holding, Ltd.	56,000	11,128
	China World Trade Center Co., Ltd., Class A	11,800	22,398
	CHINA XINHUA EDUCATION GROUP COMMON STOCK HKD.01	34,000	10,888
	China XLX Fertiliser, Ltd.	218,000	61,637
	China Yangtze Power Co., Ltd., Class A	66,200	174,236
	China Yongda Automobiles Services Holdings, Ltd.	211,000	217,706
	China Yuhua Education Corp., Ltd.	306,000	295,801
*	China Yurun Food Group, Ltd.	674,000	55,718
#	China ZhengTong Auto Services Holdings, Ltd.	506,000	73,232
	China Zhenhua Group Science & Technology Co., Ltd., Class A	7,200	38,106
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	40,900	20,618
	China Zhongwang Holdings, Ltd.	809,600	171,344
#	Chinasoft International, Ltd.	610,000	465,276
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	70,628
	Chongqing Brewery Co., Ltd., Class A	2,500	26,087
*	Chongqing Changan Automobile Co., Ltd., Class A	35,700	56,706
	Chongqing Department Store Co., Ltd., Class A	11,000	50,889
	Chongqing Dima Industry Co., Ltd., Class A	47,700	20,019
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	11,620	34,148
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	11,400	64,410
	Chongqing Machinery & Electric Co., Ltd., Class H	482,000	30,826
	Chongqing Rural Commercial Bank Co., Ltd., Class H	935,000	379,007
	Chongqing Zhifei Biological Products Co., Ltd., Class A	5,700	151,818
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,900	25,006
	Chu Kong Shipping Enterprise Group Co., Ltd.	160,000	19,245
	CIFI Holdings Group Co., Ltd.	1,161,305	1,043,924
	CIMC Enric Holdings, Ltd.	294,000	127,596
	CIMC-TianDa Holdings Co., Ltd.	480,000	11,904
	Cinda Real Estate Co., Ltd., Class A	61,100	42,041
	Cisen Pharmaceutical Co., Ltd., Class A	14,900	38,429
*	CITIC Dameng Holdings, Ltd.	460,000	20,206
*	CITIC Guoan Information Industry Co., Ltd., Class A	87,800	34,843
*	CITIC Resources Holdings, Ltd.	1,542,000	63,630
	CITIC Securities Co., Ltd., Class H	99,500	232,022
	CITIC Telecom International Holdings, Ltd.	1,036,000	328,859
	CITIC, Ltd.	1,798,000	1,687,587

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Citychamp Watch & Jewellery Group, Ltd.	902,000	$181,563
*	CMST Development Co., Ltd., Class A	47,800	34,834
	CNHTC Jinan Truck Co., Ltd., Class A	14,600	76,499
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,900	21,637
	CNOOC, Ltd.	3,711,000	3,916,961
	CNOOC, Ltd., Sponsored ADR	8,898	940,074
	COFCO Biotechnology Co., Ltd., Class A	60,100	68,764
	COFCO Meat Holdings, Ltd.	165,000	82,086
*	Cogobuy Group	206,000	32,968
#	Colour Life Services Group Co., Ltd.	231,360	117,597
#	Comba Telecom Systems Holdings, Ltd.	188,000	78,630
	Concord New Energy Group, Ltd.	2,470,000	116,341
	Consun Pharmaceutical Group, Ltd.	207,000	79,478
	Contemporary Amperex Technology Co., Ltd., Class A	11,700	352,135
*	Coolpad Group, Ltd.	572,600	13,631
	COSCO SHIPPING Development Co., Ltd., Class H	1,204,000	119,601
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	470,000	209,776
*	COSCO SHIPPING Holdings Co., Ltd., Class H	931,000	350,832
	COSCO SHIPPING International Hong Kong Co., Ltd.	294,000	81,999
	COSCO SHIPPING Ports, Ltd.	825,808	430,710
*	Cosmo Lady China Holdings Co., Ltd.	196,000	12,641
	Country Garden Holdings Co., Ltd.	2,674,800	3,434,988
	Country Garden Services Holdings Co., Ltd.	282,712	1,705,701
	CP Pokphand Co., Ltd.	3,320,000	317,254
	CPMC Holdings, Ltd.	299,000	137,524
	CQ Pharmaceutical Holding Co., Ltd., Class A	26,700	25,058
	CRCC High-Tech Equipment Corp., Ltd., Class H	221,000	29,401
	CRRC Corp., Ltd., Class H	584,000	254,191
	CSC Financial Co., Ltd., Class H	81,500	122,367
	CSG Holding Co., Ltd., Class A	62,295	53,905
	CSPC Pharmaceutical Group, Ltd.	2,028,000	4,271,291
	CSSC Science & Technology Co., Ltd., Class A	10,000	19,865
#*	CT Environmental Group, Ltd.	1,228,000	10,109
	CTS International Logistics Corp., Ltd., Class A	17,700	21,048
*	CWT International, Ltd.	1,480,000	4,736
*	Cybernaut International Holdings Co., Ltd.	316,000	4,324
	D&O Home Collection Co., Ltd., Class A	6,500	36,174
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	4,000	24,819
	Da Ming International Holdings, Ltd.	36,000	6,761
	Dali Foods Group Co., Ltd.	752,500	459,892
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	60,800	40,354
	Daqin Railway Co., Ltd., Class A	167,965	156,123
	Dare Power Dekor Home Co., Ltd., Class A	8,800	20,795
	Dashang Co., Ltd., Class A	5,700	21,239
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	2,520	27,621
	Datang International Power Generation Co., Ltd., Class H	592,000	77,953
*	Datong Coal Industry Co., Ltd., Class A	41,400	31,274
	Dawning Information Industry Co., Ltd., Class A	3,800	24,260
	Dawnrays Pharmaceutical Holdings, Ltd.	141,000	16,226
	Dazhong Transportation Group Co., Ltd., Class A	22,300	12,752
	Dazzle Fashion Co., Ltd., Class A	4,800	12,933
	DBG Technology Co., Ltd., Class A	14,100	39,978
	Dexin China Holdings Co., Ltd.	54,000	20,267
	DHC Software Co., Ltd., Class A	18,700	32,654
	Dian Diagnostics Group Co., Ltd., Class A	1,100	5,915
*	Differ Group Holding Co., Ltd.	904,000	73,510
	Digital China Group Co., Ltd., Class A	15,500	52,981
	Digital China Holdings, Ltd.	344,000	289,418
	Digital China Information Service Co., Ltd., Class A	17,800	42,661

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dong-E-E-Jiao Co Ltd, Class A	5,500	$32,110
#	Dongfang Electric Corp., Ltd., Class H	168,400	96,081
	Dongfang Electronics Co., Ltd., Class A	26,700	20,558
	Dongfeng Motor Group Co., Ltd., Class H	980,000	701,564
#	Dongjiang Environmental Co., Ltd., Class H	104,400	65,186
	Dongxing Securities Co., Ltd., Class A	27,600	54,366
	Dongyue Group, Ltd.	894,000	393,910
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	39,160
	East Money Information Co., Ltd., Class A	9,900	37,803
*	Easysight Supply Chain Management Co., Ltd., Class A	18,400	36,727
*	E-Commodities Holdings, Ltd.	948,000	24,372
#	EEKA Fashion Holdings, Ltd.	78,000	95,213
	Elion Clean Energy Co., Ltd., Class A	30,900	15,858
*	Emaar Development PJSC	107,505	59,714
	ENN Ecological Holdings Co., Ltd., Class A	40,000	68,468
	ENN Energy Holdings, Ltd.	113,600	1,377,031
	Eoptolink Technology, Inc., Ltd., Class A	1,500	15,642
#	Essex Bio-technology, Ltd.	122,000	77,546
	Eternal Asia Supply Chain Management, Ltd., Class A	55,800	46,079
	EVA Precision Industrial Holdings, Ltd.	414,000	20,456
	Eve Energy Co., Ltd., Class A	3,611	31,107
	Ever Sunshine Lifestyle Services Group, Ltd.	56,000	107,739
	Everbright Jiabao Co., Ltd., Class A	35,500	21,363
	Everbright Securities Co., Ltd., Class H	90,600	101,376
*	EverChina International Holdings Co., Ltd.	335,000	7,866
*	Fang Holdings, Ltd., ADR	930	12,147
*	Fangda Carbon New Material Co., Ltd., Class A	80,400	78,946
*	Fangda Special Steel Technology Co., Ltd., Class A	43,740	35,518
	Fanhua, Inc., ADR	12,110	243,169
	Fantasia Holdings Group Co., Ltd.	753,000	155,517
#	Far East Horizon, Ltd.	1,030,000	849,751
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	9,700	39,671
	Financial Street Holdings Co., Ltd., Class A	57,500	56,837
*	First Tractor Co., Ltd., Class H	148,000	59,638
	Flat Glass Group Co., Ltd., Class H	116,000	181,134
	Focus Media Information Technology Co., Ltd., Class A	59,500	51,723
*	Focused Photonics Hangzhou, Inc., Class A	5,000	11,695
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	10,500	225,508
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	7,700	16,363
	Fosun International, Ltd.	851,572	971,022
	Founder Securities Co., Ltd., Class A	80,100	98,567
	Fu Shou Yuan International Group, Ltd.	355,000	336,726
	Fuan Pharmaceutical Group Co., Ltd., Class A	23,900	21,621
	Fufeng Group, Ltd.	815,000	295,893
	Fujian Aonong Biological Technology Group, Inc., Ltd., Class A	8,100	27,497
	Fujian Longking Co., Ltd., Class A	33,901	44,444
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	4,400	15,808
	Fujian Star-net Communication Co., Ltd., Class A	9,800	46,360
	Fujian Sunner Development Co., Ltd., Class A	23,000	94,658
#*	Fullshare Holdings, Ltd.	3,497,500	66,406
#	Fuyao Glass Industry Group Co., Ltd., Class H	234,000	653,354
	Ganfeng Lithium Co., Ltd., Class H	4,000	22,233
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	69,800	24,691
	Gansu Qilianshan Cement Group Co., Ltd., Class A	16,900	51,699
	Gansu Shangfeng Cement Co., Ltd., Class A	19,900	86,196
	G-bits Network Technology Xiamen Co., Ltd., Class A	600	53,297
*	GCL New Energy Holdings, Ltd.	1,916,000	30,197
*	GCL System Integration Technology Co., Ltd., Class A	50,000	21,962
*	GCL-Poly Energy Holdings, Ltd.	7,237,000	224,318

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	GDS Holdings, Ltd., ADR	3,837	$308,073
	Geely Automobile Holdings, Ltd.	1,669,000	3,501,201
	GEM Co., Ltd., Class A	87,500	67,092
	Gemdale Corp., Class A	55,500	111,178
	Gemdale Properties & Investment Corp., Ltd.	1,916,000	339,144
	Genertec Universal Medical Group Co., Ltd.	595,000	381,295
	Genimous Technology Co., Ltd., Class A	34,000	40,539
	Getein Biotech, Inc., Class A	4,100	23,844
	GF Securities Co., Ltd., Class H	338,800	406,576
	Giant Network Group Co., Ltd., Class A	8,700	26,296
	Gigadevice Semiconductor Beijing, Inc., Class A	700	23,363
*	Global Top E-Commerce Co., Ltd., Class A	20,000	23,074
*	Glorious Property Holdings, Ltd.	1,282,000	49,624
	GoerTek, Inc., Class A	24,800	152,471
	Goldcard Smart Group Co., Ltd.	9,300	21,129
	Golden Eagle Retail Group, Ltd.	273,000	268,641
*	Golden Meditech Holdings, Ltd.	184,000	19,035
	Golden Throat Holdings Group Co., Ltd.	79,000	15,822
	Goldpac Group, Ltd.	120,000	23,408
#*	GOME Retail Holdings, Ltd.	2,956,000	427,360
*	Gosuncn Technology Group Co., Ltd., Class A	16,800	15,719
*	Gotion High-tech Co., Ltd., Class A	10,360	37,488
*	Grand Baoxin Auto Group, Ltd.	386,164	63,330
	Grandblue Environment Co., Ltd., Class A	4,400	16,803
	Grandjoy Holdings Group Co., Ltd., Class A	43,100	33,859
	Great Wall Motor Co., Ltd., Class H	803,500	784,406
	Greattown Holdings, Ltd., Class A	44,400	37,594
	Greatview Aseptic Packaging Co., Ltd.	481,000	182,521
	Gree Electric Appliances, Inc., Class A	30,779	250,835
*	Gree Real Estate Co., Ltd., Class A	23,800	45,260
	Greenland Holdings Corp., Ltd., Class A	111,400	130,303
	Greenland Hong Kong Holdings, Ltd.	549,000	177,364
	Greentown China Holdings, Ltd.	317,500	370,125
	Greentown Service Group Co., Ltd.	360,000	492,781
	GRG Banking Equipment Co., Ltd., Class A	12,000	24,738
*	GSX Techedu, Inc., ADR	1,964	175,032
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,000	21,239
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	11,500	16,731
	Guangdong Haid Group Co., Ltd., Class A	11,700	107,084
*	Guangdong HEC Technology Holding Co., Ltd., Class A	74,100	76,865
	Guangdong Hongda Blasting Co., Ltd., Class A	2,100	16,939
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	24,263
	Guangdong Investment, Ltd.	396,000	640,243
*	Guangdong Land Holdings, Ltd.	136,000	17,911
	Guangdong Provincial Expressway Development Co., Ltd., Class A	12,000	12,405
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	13,100	13,584
*	Guangdong Shirongzhaoye Co., Ltd., Class A	15,300	15,979
	Guangdong Tapai Group Co., Ltd., Class A	34,600	77,652
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	7,200	51,325
*	Guangdong Yueyun Transportation Co., Ltd., Class H	37,000	9,225
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	23,298
*	Guanghui Energy Co., Ltd., Class A	184,000	77,531
	Guangshen Railway Co., Ltd., Sponsored ADR	600	5,802
	Guangshen Railway Co., Ltd., Class H	672,000	127,521
	Guangxi Liugong Machinery Co., Ltd., Class A	43,100	44,343
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	12,200	46,465
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	95,300	52,040
	Guangzhou Automobile Group Co., Ltd., Class H	801,200	765,768
	Guangzhou Baiyun International Airport Co., Ltd., Class A	44,100	89,800

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	66,000	$200,995
	Guangzhou Haige Communications Group, Inc. Co., Class A	18,100	37,399
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,300	45,638
	Guangzhou R&F Properties Co., Ltd., Class H	740,800	855,006
	Guangzhou Restaurant Group Co., Ltd., Class A	4,800	27,250
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	3,400	30,758
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	5,400	80,375
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	3,700	20,132
	Guangzhou Wondfo Biotech Co., Ltd., Class A	1,800	25,184
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	13,700	44,451
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	6,000	10,640
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	16,400	21,989
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	15,700	16,549
	Guizhou Gas Group Corp., Ltd., Class A	21,400	34,116
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	42,371	38,694
	Guizhou Space Appliance Co., Ltd., Class A	6,300	41,333
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	48,300	35,539
*	Guocheng Mining Co., Ltd., Class A	8,600	29,459
*	Guolian Securities Co., Ltd., Class H	130,000	58,641
	Guomai Technologies, Inc., Class A	8,500	11,089
#*	Guorui Properties, Ltd.	556,000	82,598
	Guosen Securities Co., Ltd., Class A	9,100	17,198
*	Guosheng Financial Holding, Inc., Class A	32,300	47,134
	Guotai Junan Securities Co., Ltd., Class H	65,400	108,248
	Guoyuan Securities Co., Ltd., Class A	45,300	67,545
*	Haichang Ocean Park Holdings, Ltd.	628,000	38,950
	Haier Electronics Group Co., Ltd.	465,000	1,610,938
	Haier Smart Home Co., Ltd., Class A	47,100	121,470
*	Hailiang Education Group, Inc., ADR	3,061	145,887
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	4,100	12,904
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	302,402
	Hainan Poly Pharm Co., Ltd., Class A	3,300	21,045
	Hainan Strait Shipping Co., Ltd., Class A	13,500	21,532
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	25,699
	Haitian International Holdings, Ltd.	270,000	621,239
*	Haitong Securities Co., Ltd., Class H	404,800	376,598
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	24,500	64,804
	Hangcha Group Co., Ltd., Class A	11,640	21,061
	Hangjin Technology Co., Ltd., Class A	7,000	23,642
	Hangxiao Steel Structure Co., Ltd., Class A	35,100	22,634
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	64,700	43,638
	Hangzhou Century Co., Ltd., Class A	10,200	18,972
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	4,000	21,208
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	21,100	55,623
	Hangzhou Robam Appliances Co., Ltd., Class A	3,400	18,666
	Hangzhou Shunwang Technology Co., Ltd., Class A	6,000	20,940
	Hangzhou Silan Microelectronics Co., Ltd., Class A	10,900	31,645
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,400	21,601
	Han's Laser Technology Industry Group Co. Ltd., Class A	9,700	55,571
	Harbin Bank Co., Ltd., Class H	359,000	55,652
	Harbin Boshi Automation Co., Ltd., Class A	13,300	26,958
*	Harbin Electric Co., Ltd., Class H	312,000	113,236
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	28,000	16,665
*	Harmonicare Medical Holdings, Ltd.	99,000	4,886
	HBIS Resources Co., Ltd., Class A	12,100	24,303
#*	HC Group, Inc.	226,000	34,990
	Health and Happiness H&H International Holdings, Ltd.	108,500	434,517
	Hebei Chengde Lolo Co., Class A	17,700	20,924
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	9,700	17,938

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Meiya Optoelectronic Technology, Inc., Class A	1,500	$12,867
	Heilongjiang Agriculture Co., Ltd., Class A	35,000	96,158
	Henan Pinggao Electric Co., Ltd., Class A	37,500	44,717
*	Henan Senyuan Electric Co., Ltd., Class A	28,300	22,988
	Henan Shenhuo Coal & Power Co., Ltd., Class A	53,200	40,188
	Henan Shuanghui Investment & Development Co., Ltd., Class A	16,700	130,778
	Henan Zhongyuan Expressway Co., Ltd., Class A	23,700	12,638
	Henderson Investment, Ltd.	129,000	6,820
	Hengan International Group Co., Ltd.	270,000	2,266,948
	Hengdeli Holdings, Ltd.	1,112,000	47,455
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	31,100	52,560
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	141,511
	Hengtong Optic-electric Co., Ltd., Class A	31,300	74,409
	Hengyi Petrochemical Co., Ltd., Class A	74,250	107,964
*	Hesteel Co., Ltd., Class A	335,900	108,395
	Hexing Electrical Co., Ltd., Class A	15,400	33,170
*	Hi Sun Technology China, Ltd.	819,000	103,559
*	Hilong Holding, Ltd.	359,000	10,209
	Hisense Home Appliances Group Co., Ltd., Class H	74,000	80,360
	Hithink RoyalFlush Information Network Co., Ltd., Class A	3,500	71,716
	HKC Holdings, Ltd.	77,000	45,065
	Holitech Technology Co., Ltd., Class A	74,700	56,285
	Hongda Xingye Co., Ltd., Class A	56,700	31,848
	Hongfa Technology Co., Ltd., Class A	10,900	65,719
*	Honghua Group, Ltd.	1,432,000	51,809
	Honworld Group, Ltd.	72,000	26,214
	Hopefluent Group Holdings, Ltd.	88,000	19,212
	Hopson Development Holdings, Ltd.	316,000	414,257
*	Hua Han Health Industry Holdings, Ltd.	1,494,000	38,322
#*	Hua Hong Semiconductor, Ltd.	162,000	713,241
	Huaan Securities Co., Ltd., Class A	72,400	83,859
	Huadian Fuxin Energy Corp., Ltd., Class H	618,000	193,935
	Huadian Power International Corp., Ltd., Class H	402,000	121,956
	Huadong Medicine Co., Ltd., Class A	28,080	111,948
	Huafa Industrial Co., Ltd. Zhuhai, Class A	44,900	45,605
	Huafon Microfibre Shanghai Technology Co., Ltd.	15,100	16,866
	Huafu Fashion Co., Ltd., Class A	26,800	21,755
	Huagong Tech Co., Ltd., Class A	5,700	19,092
	Hualan Biological Engineering, Inc., Class A	2,569	23,916
	Huaneng Power International, Inc., Sponsored ADR	900	15,246
	Huaneng Power International, Inc., Class H	646,000	275,986
	Huapont Life Sciences Co., Ltd., Class A	39,000	31,316
	Huatai Securities Co., Ltd., Class H	195,600	353,663
*	Huawen Media Group, Class A	59,000	31,898
	Huaxi Securities Co., Ltd., Class A	44,200	80,739
	Huaxia Bank Co., Ltd., Class A	75,900	69,161
	Huaxin Cement Co., Ltd., Class A	33,600	132,008
	Huayu Automotive Systems Co., Ltd., Class A	38,951	117,026
	Huazhong In-Vehicle Holdings Co., Ltd.	286,000	22,166
#	Huazhu Group, Ltd., ADR	36,920	1,267,464
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	96,300	79,237
	Hubei Dinglong Co., Ltd., Class A	8,700	23,940
	Hubei Energy Group Co., Ltd., Class A	31,500	17,005
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	16,900	61,336
	Hubei Kaile Science & Technology Co., Ltd., Class A	19,220	39,246
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	28,300	42,429
*	Huifu Payment, Ltd.	53,200	20,483
	Huishang Bank Corp., Ltd., Class H	268,400	88,367
	Hunan Aihua Group Co., Ltd., Class A	5,600	25,595

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	113,300	$42,872
	Hunan Gold Corp., Ltd., Class A	43,400	61,212
	Hunan New Wellful Co., Ltd., Class A	12,800	21,313
	Hunan Valin Steel Co., Ltd., Class A	202,040	129,667
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	62,200	104,313
*	Hytera Communications Corp Ltd, Class A	36,400	48,685
*	HyUnion Holding Co., Ltd., Class A	21,900	23,253
*	iDreamSky Technology Holdings, Ltd.	90,800	53,218
	Iflytek Co., Ltd., Class A	4,800	25,188
	IKD Co., Ltd., Class A	5,600	10,557
	IMAX China Holding, Inc.	88,600	135,680
	Industrial & Commercial Bank of China, Ltd., Class H	6,384,000	3,740,649
	Industrial Bank Co., Ltd., Class A	147,900	331,777
	Industrial Securities Co., Ltd., Class A	64,400	75,590
	Infore Environment Technology Group Co., Ltd., Class A	38,900	56,252
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	452,400	75,844
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,000	21,167
	Inner Mongolia First Machinery Group Co., Ltd., Class A	29,400	45,835
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	143,500	153,791
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	61,600	22,335
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	35,700	187,287
	Inner Mongolia Yitai Coal Co., Ltd., Class H	52,800	31,644
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	78,600	21,733
*	Innovent Biologics, Inc.	19,500	119,762
	Inspur Electronic Information Industry Co., Ltd., Class A	8,000	43,864
#*	Inspur International, Ltd.	132,000	40,917
*	IRICO Group New Energy Co., Ltd., Class H	90,000	10,791
	Jafron Biomedical Co., Ltd., Class A	4,500	47,339
	Jason Furniture Hangzhou Co., Ltd., Class A	3,300	27,077
*	JD.com, Inc., ADR	9,094	580,106
	Jiajiayue Group Co., Ltd., Class A	10,300	64,076
	Jiangling Motors Corp., Ltd., Class A	9,800	20,869
	Jiangnan Group, Ltd.	756,000	35,146
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	76,400	29,262
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	65,800	70,226
	Jiangsu Eastern Shenghong Co., Ltd., Class A	73,800	62,076
	Jiangsu Expressway Co., Ltd., Class H	216,000	231,688
	Jiangsu Guotai International Group Co., Ltd., Class A	25,900	24,792
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	6,596	57,626
	Jiangsu Hengrui Medicine Co., Ltd., Class A	13,628	184,435
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,004	46,159
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	38,583	23,590
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	14,200	30,787
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	7,987	49,772
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	18,500	45,809
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	23,100	44,886
	Jiangsu Shagang Co., Ltd., Class A	38,300	59,506
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,000	271,108
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,600	104,449
	Jiangsu Yoke Technology Co., Ltd., Class A	2,500	21,660
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	4,700	24,757
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	40,600	35,775
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	38,700	52,427
	Jiangsu Zhongtian Technology Co., Ltd., Class A	26,900	45,255
	Jiangsu Zijin Rural Commer Co., Ltd., Class A	78,200	48,979
	Jiangxi Copper Co., Ltd., Class H	457,000	546,223
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	3,300	12,637
	Jiangxi Wannianqing Cement Co., Ltd., Class A	16,700	46,484

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Zhengbang Technology Co., Ltd., Class A	43,400	$134,227
	Jiangzhong Pharmaceutical Co., Ltd., Class A	11,400	21,775
	Jiayuan International Group, Ltd.	510,471	240,423
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	21,900	54,509
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	22,200	15,004
#	Jinchuan Group International Resources Co., Ltd.	366,000	35,897
	Jinduicheng Molybdenum Co., Ltd., Class A	61,600	58,845
	Jingrui Holdings, Ltd.	262,000	69,221
	Jingwei Textile Machinery Co., Ltd., Class A	17,144	23,795
	Jinke Properties Group Co., Ltd., Class A	23,200	28,913
*	JinkoSolar Holding Co., Ltd., ADR	15,168	290,467
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	53,500	31,878
	Jinneng Science&Technology Co., Ltd., Class A	22,700	47,836
	Jinyuan EP Co., Ltd., Class A	10,600	13,927
	JiuGui Liquor Co., Ltd., Class A	3,100	30,541
	Jiuzhitang Co., Ltd., Class A	27,700	40,254
*	Jizhong Energy Resources Co., Ltd., Class A	90,200	45,385
	JL Mag Rare-Earth Co., Ltd., Class A	3,700	19,804
#	JNBY Design, Ltd.	135,500	135,552
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	16,900	48,134
	Joinn Laboratories China Co., Ltd., Class A	1,700	23,782
	Jointown Pharmaceutical Group Co., Ltd., Class A	49,600	133,092
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,700	37,223
	Joy City Property, Ltd.	1,858,000	143,930
	Joyoung Co., Ltd., Class A	11,416	63,935
*	JOYY, Inc., ADR	20,207	1,612,923
	JSTI Group, Class A	30,744	34,655
	Ju Teng International Holdings, Ltd.	328,000	114,939
	Juewei Food Co., Ltd., Class A	4,700	57,663
	Juneyao Airlines Co., Ltd., Class A	46,500	62,049
	K Wah International Holdings, Ltd.	499,072	210,627
	Kaisa Group Holdings, Ltd.	1,114,000	495,079
	Kaisa Prosperity Holdings, Ltd.	12,750	62,508
*	Kangda International Environmental Co., Ltd.	244,000	22,975
#*	Kasen International Holdings, Ltd.	310,000	39,651
	Kingboard Holdings, Ltd.	356,000	1,041,178
	Kingboard Laminates Holdings, Ltd.	697,000	784,107
	Kingdee International Software Group Co., Ltd.	249,000	688,691
*	Kong Sun Holdings, Ltd.	300,000	1,663
	Konka Group Co., Ltd., Class A	25,800	26,717
	KPC Pharmaceuticals, Inc., Class A	24,300	40,684
	Kunlun Energy Co., Ltd.	1,904,000	1,595,118
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,100	17,388
	Kweichow Moutai Co., Ltd., Class A	5,138	1,235,728
	KWG Group Holdings, Ltd.	651,500	1,162,050
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	25,500	21,781
	Laobaixing Pharmacy Chain JSC, Class A	4,500	67,096
	Lee & Man Chemical Co., Ltd.	38,000	14,127
	Lee & Man Paper Manufacturing, Ltd.	744,000	459,927
	Lee's Pharmaceutical Holdings, Ltd.	116,500	91,998
	Legend Holdings Corp., Class H	198,500	258,197
	Lenovo Group, Ltd.	3,464,000	2,088,260
	Lens Technology Co., Ltd., Class A	26,200	123,097
	Leo Group Co., Ltd., Class A	39,800	20,294
	Lepu Medical Technology Beijing Co., Ltd., Class A	12,700	78,120
*	LexinFintech Holdings, Ltd., ADR	19,283	164,098
	Leyard Optoelectronic Co., Ltd., Class A	57,000	58,711
*	Leyou Technologies Holdings, Ltd.	690,000	272,634
	Li Ning Co., Ltd.	463,000	1,492,344

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	LianChuang Electronic Technology Co., Ltd., Class A	12,320	$20,686
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	12,270
	Liaoning Cheng Da Co., Ltd., Class A	20,500	82,132
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	19,600	45,932
*	Lier Chemical Co., Ltd., Class A	6,500	19,844
*	Lifestyle China Group, Ltd.	232,000	47,972
*	Lifetech Scientific Corp.	712,000	205,239
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	24,000	15,037
*	Lingyi iTech Guangdong Co., Class A	41,700	70,884
*	Link Motion, Inc., Sponsored ADR	31,632	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	14,000	20,861
	Liuzhou Iron & Steel Co., Ltd., Class A	49,200	35,170
	Livzon Pharmaceutical Group, Inc., Class H	36,971	173,853
	Logan Group Co., Ltd.	634,000	1,098,732
	Lomon Billions Group Co., Ltd., Class A	32,000	108,167
	Loncin Motor Co., Ltd., Class A	55,897	34,558
	Long Yuan Construction Group Co., Ltd., Class A	29,600	36,171
	Longfor Group Holdings, Ltd.	475,000	2,347,467
	LONGi Green Energy Technology Co., Ltd., Class A	42,400	346,290
	Longshine Technology Group Co., Ltd., Class A	11,400	28,615
	Lonking Holdings, Ltd.	1,099,000	362,015
	Luenmei Quantum Co., Ltd., Class A	19,608	41,030
	Luoniushan Co., Ltd., Class A	14,100	21,897
	Luxi Chemical Group Co., Ltd., Class A	33,900	54,692
	Luxshare Precision Industry Co., Ltd., Class A	24,909	210,229
	Luye Pharma Group, Ltd.	724,000	457,610
	Luzhou Laojiao Co., Ltd., Class A	9,000	152,220
	LVGEM China Real Estate Investment Co., Ltd.	376,000	118,368
	Maccura Biotechnology Co., Ltd., Class A	3,900	28,339
*	Macrolink Culturaltainment Development Co., Ltd., Class A	40,600	24,404
*	Mango Excellent Media Co., Ltd., Class A	6,102	59,564
#*	Maoyan Entertainment	43,000	71,933
	Maoye International Holdings, Ltd.	446,000	21,881
*	Markor International Home Furnishings Co., Ltd., Class A	29,300	21,058
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	21,331
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	16,900	37,283
*	Meituan Dianping, Class B	17,800	440,488
	Metallurgical Corp. of China, Ltd., Class H	834,000	141,088
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	2,200	39,464
	Min Xin Holdings, Ltd.	48,000	24,704
	Ming Yang Smart Energy Group, Ltd.	22,600	51,747
*	Mingfa Group International Co., Ltd.	299,000	2,172
	Minmetals Land, Ltd.	846,000	104,895
	Minsheng Education Group Co., Ltd.	92,000	12,833
	Minth Group, Ltd.	494,000	1,470,208
	Misho Ecology & Landscape Co., Ltd., Class A	11,600	13,924
	MLS Co., Ltd., Class A	26,500	67,503
*	MMG, Ltd.	1,556,000	411,061
	MOBI Development Co., Ltd.	274,000	29,324
#	Modern Land China Co., Ltd.	351,000	45,377
	Momo, Inc., Sponsored ADR	56,336	1,040,526
*	Montnets Rongxin Technology Group Co., Ltd., Class A	10,400	29,440
	Muyuan Foodstuff Co., Ltd., Class A	19,877	260,433
*	Myhome Real Estate Development Group Co., Ltd., Class A	43,700	21,975
	MYS Group Co., Ltd., Class A	19,900	14,939
*	Nan Hai Corp., Ltd.	7,550,000	54,513
	Nanfang Communication Holdings, Ltd.	40,000	7,883
	NanJi E-Commerce Co., Ltd., Class A	17,000	47,731
	Nanjing Hanrui Cobalt Co., Ltd., Class A	2,300	23,763

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nanjing Iron & Steel Co., Ltd., Class A	58,300	$27,492
	Nanjing Securities Co., Ltd., Class A	10,500	23,549
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	30,600	75,778
*	Nanyang Topsec Technologies Group, Inc., Class A	15,700	52,847
	NARI Technology Co., Ltd., Class A	37,600	114,641
*	Nature Home Holding Co., Ltd.	199,000	24,916
	NetDragon Websoft Holdings, Ltd.	71,000	202,979
	NetEase, Inc., ADR	8,516	3,903,905
*	New Century Healthcare Holding Co., Ltd.	3,000	462
	New China Life Insurance Co., Ltd., Class H	256,300	1,002,872
	New Hope Liuhe Co., Ltd., Class A	15,600	72,745
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	12,423	1,741,705
*	New World Department Store China, Ltd.	182,000	29,603
	Newland Digital Technology Co., Ltd., Class A	17,900	44,241
#	Nexteer Automotive Group, Ltd.	542,000	343,647
	Nine Dragons Paper Holdings, Ltd.	946,000	993,615
	Ninestar Corp., Class A	8,700	47,464
	Ningbo Huaxiang Electronic Co., Ltd., Class A	14,300	33,716
	Ningbo Joyson Electronic Corp., Class A	11,800	38,000
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,900	40,935
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	30,922	32,151
	Ningbo Yunsheng Co., Ltd., Class A	11,300	10,087
	Ningbo Zhoushan Port Co., Ltd., Class A	111,900	66,832
*	Ningxia Jiaze New Energy Co., Ltd., Class A	51,600	27,746
#*	NIO, Inc., ADR	127,342	1,520,463
*	Noah Holdings, Ltd., ADR	3,563	108,565
	Norinco International Cooperation, Ltd., Class A	9,100	10,384
	North Huajin Chemical Industries Co., Ltd., Class A	29,100	21,532
*	Northeast Pharmaceutical Group Co., Ltd., Class A	26,700	21,492
	Northeast Securities Co., Ltd., Class A	43,500	69,915
	NSFOCUS Technologies Group Co., Ltd., Class A	14,100	44,530
#	NVC Lighting Holdings, Ltd.	1,091,000	17,181
	Oceanwide Holdings Co., Ltd., Class A	64,700	39,030
	Offcn Education Technology Co., Ltd., Class A	4,700	21,550
	Offshore Oil Engineering Co., Ltd., Class A	83,400	57,541
	OFILM Group Co., Ltd., Class A	24,000	66,771
#*	OneSmart International Education Group, Ltd., ADR	15,096	56,610
	Oppein Home Group, Inc., Class A	1,400	17,966
	Opple Lighting Co., Ltd., Class A	10,400	44,694
	ORG Technology Co., Ltd., Class A	67,184	50,900
*	Orient Group, Inc., Class A	113,200	84,888
	Orient Securities Co., Ltd., Class H	192,400	129,564
	Oriental Pearl Group Co., Ltd., Class A	55,200	80,176
*	Ourpalm Co., Ltd., Class A	20,000	26,899
	Ovctek China, Inc., Class A	1,200	11,245
	Overseas Chinese Town Asia Holdings, Ltd.	120,000	26,198
*	Ozner Water International Holding, Ltd.	150,000	2,406
	Pacific Online, Ltd.	129,000	19,609
#*	Panda Green Energy Group, Ltd.	2,208,000	85,461
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	143,800	45,385
*	Parkson Retail Group, Ltd.	415,500	16,933
	PAX Global Technology, Ltd.	334,000	155,528
	PCI-Suntek Technology Co., Ltd., Class A	15,940	21,279
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,098,000	357,245
	Perfect World Co., Ltd., Class A	5,400	29,702
	PetroChina Co., Ltd., ADR	1,900	65,455
	PetroChina Co., Ltd., Class H	3,612,000	1,256,082
	PharmaBlock Sciences Nanjing, Inc., Class A	1,200	21,984
*	Phoenix Media Investment Holdings, Ltd.	556,000	32,339

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Phoenix New Media, Ltd., ADR	9,125	$13,505
	PICC Property & Casualty Co., Ltd., Class H	1,092,000	862,943
*	Pinduoduo, Inc., ADR	587	53,887
	Ping An Bank Co., Ltd., Class A	129,800	247,887
*	Ping An Healthcare and Technology Co., Ltd.	8,000	136,701
	Ping An Insurance Group Co. of China, Ltd., Class H	878,500	9,269,248
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	70,500	51,119
*	Polaris Bay Group Co., Ltd., Class A	29,700	57,409
	Poly Developments and Holdings Group Co., Ltd., Class A	31,800	70,973
	Poly Property Group Co., Ltd.	982,000	309,280
	Postal Savings Bank of China Co., Ltd., Class H	889,000	489,785
*	Pou Sheng International Holdings, Ltd.	921,000	201,323
	Power Construction Corp. of China, Ltd., Class A	153,500	92,635
	Powerlong Real Estate Holdings, Ltd.	818,000	499,885
	Proya Cosmetics Co. Ltd., Class A	1,200	32,251
*	PW Medtech Group, Ltd.	327,000	66,423
#	Q Technology Group Co., Ltd.	154,000	209,794
	Qianhe Condiment and Food Co., Ltd., Class A	4,300	21,405
	Qingdao East Steel Tower Stock Co., Ltd., Class A	17,100	21,738
	Qingdao Gon Technology Co., Ltd., Class A	4,700	25,536
	Qingdao Hanhe Cable Co., Ltd., Class A	29,200	21,541
	Qingdao Port International Co., Ltd., Class H	129,000	73,054
	Qingdao TGOOD Electric Co., Ltd., Class A	7,200	21,699
	Qingdao Topscomm Communication, Inc., Class A	6,800	10,659
	Qingling Motors Co., Ltd., Class H	330,000	59,645
	Qinhuangdao Port Co., Ltd., Class H	125,500	19,747
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,900	2,599
#*	Qudian, Inc., Sponsored ADR	98,873	160,174
	Rainbow Digital Commercial Co., Ltd., Class A	31,800	49,600
*	Realcan Pharmaceutical Group Co., Ltd., Class A	39,500	37,471
	Red Star Macalline Group Corp., Ltd., Class H	145,068	99,418
#	Redco Properties Group Ltd.	656,000	297,971
	Redsun Properties Group, Ltd.	163,000	57,998
	Renhe Pharmacy Co., Ltd., Class A	21,600	20,957
*	REXLot Holdings, Ltd.	4,800,000	2,415
	Rianlon Corp., Class A	4,200	19,658
*	RISE Education Cayman, Ltd.	737	2,351
	RiseSun Real Estate Development Co., Ltd., Class A	99,600	117,344
	Road King Infrastructure, Ltd.	83,000	111,652
	Rongan Property Co., Ltd., Class A	57,100	21,269
	Rongsheng Petro Chemical Co., Ltd., Class A	27,500	65,856
	Ronshine China Holdings, Ltd.	326,500	291,362
	Runjian Co., Ltd., Class A	5,100	21,743
	Sai Micro Electronics, Inc., Class A	5,900	24,703
	SAIC Motor Corp, Ltd., Class A	38,465	100,174
	Sailun Group Co., Ltd., Class A	71,500	40,640
	Sanan Optoelectronics Co., Ltd., Class A	12,000	46,268
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	15,500	10,807
	Sangfor Technologies, Inc., Class A	900	27,597
	Sansteel Minguang Co., Ltd. Fujian, Class A	51,200	52,290
	Sany Heavy Equipment International Holdings Co., Ltd.	370,000	193,718
	Sany Heavy Industry Co., Ltd., Class A	102,600	310,341
	Saurer Intelligent Technology Co., Ltd., Class A	42,600	33,525
	SDIC Power Holdings Co., Ltd., Class A	35,400	43,719
	Sealand Securities Co., Ltd., Class A	92,500	74,631
	Seazen Group, Ltd.	1,228,000	1,164,574
	Seazen Holdings Co., Ltd. , Class A	52,300	254,785
*	Semiconductor Manufacturing International Corp.	454,599	1,779,962
	S-Enjoy Service Group Co., Ltd.	20,000	63,019

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SF Holding Co., Ltd., Class A	14,000	$141,942
	SGIS Songshan Co., Ltd., Class A	57,100	36,279
	Shaanxi Coal Industry Co., Ltd., Class A	227,700	264,150
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	20,942	86,035
	Shandong Chenming Paper Holdings, Ltd., Class H	114,250	54,089
#	Shandong Gold Mining Co., Ltd., Class H	165,250	524,079
*	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	10,600	33,194
	Shandong Hi-speed Co., Ltd., Class A	12,100	11,704
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	26,100	86,541
	Shandong Humon Smelting Co., Ltd., Class A	8,400	23,547
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	3,900	20,754
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,500	21,925
	Shandong Luyitong Intelligent Electric P.L.C., Class A	10,400	20,471
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	6,300	21,077
	Shandong Nanshan Aluminum Co., Ltd., Class A	227,335	77,247
	Shandong New Beiyang Information Technology Co., Ltd., Class A	15,500	23,190
	Shandong Publishing & Media Co., Ltd., Class A	21,300	20,693
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,000	15,416
	Shandong Sun Paper Industry JSC, Ltd., Class A	64,200	116,770
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	664,000	1,690,927
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	116,200	66,929
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	18,900	42,364
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	120,400	53,318
	Shanghai AJ Group Co., Ltd., Class A	28,600	35,697
	Shanghai AtHub Co., Ltd., Class A	1,700	23,494
	Shanghai Baosight Software Co., Ltd., Class A	6,100	62,364
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	2,800	13,534
	Shanghai East China Computer Co., Ltd., Class A	5,200	20,395
*	Shanghai Electric Group Co., Ltd., Class H	694,000	214,078
	Shanghai Electric Power Co., Ltd., Class A	16,600	18,672
*	Shanghai Environment Group Co., Ltd., Class A	18,300	35,061
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	136,500	646,555
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	93,000	71,458
	Shanghai Haohai Biological Technology Co., Ltd., Class H	6,100	44,833
	Shanghai Industrial Development Co., Ltd., Class A	38,400	30,011
	Shanghai Industrial Holdings, Ltd.	218,000	318,070
	Shanghai Industrial Urban Development Group, Ltd.	1,182,000	129,788
	Shanghai International Airport Co Ltd, Class A	2,200	21,401
	Shanghai International Port Group Co., Ltd., Class A	38,600	24,935
	Shanghai Jahwa United Co., Ltd., Class A	6,400	42,687
	Shanghai Jin Jiang Capital Co., Ltd., Class H	702,000	120,511
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	10,600	23,102
	Shanghai Kinetic Medical Co., Ltd., Class A	3,000	11,208
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	5,900	10,618
	Shanghai M&G Stationery Inc, Class A	7,700	72,113
	Shanghai Maling Aquarius Co., Ltd., Class A	14,100	21,726
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,900	49,513
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	285,300	507,240
*	Shanghai Phichem Material Co., Ltd., Class A	7,100	24,597
	Shanghai Prime Machinery Co., Ltd., Class H	156,000	17,719
	Shanghai Pudong Development Bank Co., Ltd., Class A	192,834	286,094
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	21,500	20,389
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	2,950	44,930
	Shanghai RAAS Blood Products Co., Ltd., Class A	35,000	51,887
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	2,200	11,291
	Shanghai Shenda Co., Ltd., Class A	26,200	20,475
	Shanghai Shimao Co., Ltd., Class A	55,000	34,352
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	26,000	40,957
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	2,500	22,290

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,300	$21,685
	Shanghai Tunnel Engineering Co., Ltd., Class A	82,200	70,930
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	13,900	30,485
	Shanghai Wanye Enterprises Co., Ltd., Class A	8,160	24,163
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	33,213	48,793
*	Shanghai Zendai Property, Ltd.	1,300,000	5,194
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	28,700	19,188
	Shanxi Blue Flame Holding Co., Ltd., Class A	30,100	35,204
	Shanxi Coking Co., Ltd., Class A	43,200	30,445
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	32,700	24,875
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	70,500	64,393
*	Shanxi Meijin Energy Co., Ltd., Class A	103,500	98,036
	Shanxi Securities Co., Ltd., Class A	18,460	21,877
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	159,000	80,901
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,600	92,966
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	131,500	79,324
*	Shanying International Holding Co., Ltd., Class A	140,300	63,730
	Shede Spirits Co., Ltd., Class A	6,500	34,447
	Shenergy Co., Ltd., Class A	31,800	25,951
	Shengda Resources Co., Ltd., Class A	12,200	32,764
*	Shenghe Resources Holding Co., Ltd., Class A	19,700	24,071
*	Shengjing Bank Co., Ltd., Class H	152,500	139,695
	Shenguan Holdings Group, Ltd.	248,000	8,321
	Shengyi Technology Co., Ltd., Class A	18,531	76,454
	Shennan Circuits Co., Ltd., Class A	4,085	90,119
	Shenwan Hongyuan Group Co., Ltd.	120,800	38,564
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,100	21,832
	Shenzhen Airport Co., Ltd., Class A	46,800	66,857
	Shenzhen Aisidi Co., Ltd., Class A	36,600	52,630
	Shenzhen Anche Technologies Co., Ltd., Class A	2,200	22,932
	Shenzhen Capchem Technology Co., Ltd., Class A	1,700	13,920
	Shenzhen Center Power Tech Co., Ltd., Class A	5,700	18,751
	Shenzhen Comix Group Co., Ltd., Class A	8,600	20,525
	Shenzhen Desay Battery Technology Co., Class A	3,500	29,498
	Shenzhen Energy Group Co., Ltd., Class A	33,500	27,220
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	6,400	21,694
	Shenzhen Expressway Co., Ltd., Class H	178,000	169,785
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	11,900	21,914
	Shenzhen FRD Science & Technology Co., Ltd.	7,869	34,445
	Shenzhen Gas Corp., Ltd., Class A	35,600	39,754
	Shenzhen Gongjin Electronics Co., Ltd., Class A	13,700	26,248
	Shenzhen Goodix Technology Co., Ltd., Class A	1,800	53,780
	Shenzhen Grandland Group Co., Ltd., Class A	32,000	17,335
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	10,900	25,166
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	9,900	34,840
	Shenzhen Heungkong Holding Co., Ltd., Class A	67,300	20,321
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	19,300	23,711
	Shenzhen Inovance Technology Co., Ltd., Class A	4,400	31,704
	Shenzhen International Holdings, Ltd.	602,699	983,570
	Shenzhen Investment, Ltd.	1,593,262	499,905
	Shenzhen Jinjia Group Co., Ltd., Class A	35,900	59,021
	Shenzhen Kaifa Technology Co., Ltd., Class A	6,700	24,308
*	Shenzhen Kangtai Biological Products Co., Ltd., Class A	1,100	35,470
	Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	7,700	21,462
	Shenzhen Kinwong Electronic Co., Ltd., Class A	8,900	45,519
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,600	36,442
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,821	190,115
	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	63,700	46,900
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	93,053	95,616

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	9,700	$48,402
	Shenzhen SC New Energy Technology Corp., Class A	1,800	24,877
	Shenzhen SDG Information Co., Ltd., Class A	17,200	28,165
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,880	34,494
	Shenzhen Sunlord Electronics Co., Ltd., Class A	9,800	38,418
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	16,600	46,801
	Shenzhen Sunway Communication Co., Ltd., Class A	7,200	57,259
	Shenzhen Tagen Group Co., Ltd., Class A	38,300	47,010
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	52,800	21,045
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	34,383	30,837
	Shenzhen Yinghe Technology Co., Ltd., Class A	5,100	24,608
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	16,700	84,970
	Shenzhen Zhenye Group Co., Ltd., Class A	20,300	24,089
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	27,400	18,389
	Shenzhou International Group Holdings, Ltd.	187,200	2,236,053
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	29,750	40,257
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	11,100	50,751
	Shimao Group Holdings, Ltd.	733,000	3,110,361
	Shinva Medical Instrument Co., Ltd., Class A	4,600	13,079
	Shougang Fushan Resources Group, Ltd.	1,236,000	283,031
*	Shouhang High-Tech Energy Co., Ltd., Class A	58,700	21,381
	Shui On Land, Ltd.	1,826,000	271,093
*	Siasun Robot & Automation Co., Ltd., Class A	18,000	40,366
	Sichuan Chuantou Energy Co., Ltd., Class A	16,200	22,163
	Sichuan Expressway Co., Ltd., Class H	236,000	53,637
	Sichuan Haite High-tech Co., Ltd., Class A	10,800	24,468
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	207,700	40,200
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	26,919	86,739
	Sichuan Languang Development Co., Ltd., Class A	83,260	63,785
	Sichuan Shuangma Cement Co., Ltd., Class A	11,400	24,419
	Sichuan Swellfun Co., Ltd., Class A	4,400	40,190
	Sichuan Yahua Industrial Group Co., Ltd., Class A	15,200	20,604
	Sieyuan Electric Co., Ltd., Class A	11,000	44,599
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,722,000	175,887
*	Silver Grant International Holdings Group, Ltd.	676,000	82,947
*	SINA Corp.	28,589	1,153,566
	Sino Biopharmaceutical, Ltd.	1,628,250	2,127,126
	Sino Wealth Electronic, Ltd., Class A	5,200	27,789
	Sinocare, Inc., Class A	5,900	38,335
	Sinochem International Corp., Class A	74,300	60,471
	Sinofert Holdings, Ltd.	1,124,000	101,602
	Sinolink Securities Co., Ltd., Class A	26,700	55,157
#*	Sinolink Worldwide Holdings, Ltd.	652,000	39,992
	Sinoma International Engineering Co., Class A	54,000	46,292
	Sinoma Science & Technology Co., Ltd., Class A	32,600	97,165
	Sino-Ocean Group Holding, Ltd.	1,495,000	360,649
	Sinopec Engineering Group Co., Ltd., Class H	659,000	292,107
	Sinopec Kantons Holdings, Ltd.	530,000	231,048
#*	Sinopec Oilfield Service Corp., Class H	954,000	69,052
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,240,000	276,084
	Sinopharm Group Co., Ltd., Class H	524,400	1,249,792
	Sino-Platinum Metals Co., Ltd., Class A	5,100	19,327
*	Sinosoft Technology Group, Ltd.	342,400	88,341
	Sinotrans, Ltd., Class H	1,014,000	211,913
	Sinotruk Hong Kong, Ltd.	435,500	1,359,045
	SITC International Holdings Co., Ltd.	592,000	593,873
	Skshu Paint Co., Ltd., Class A	1,820	39,848
	Skyfame Realty Holdings, Ltd.	1,586,000	212,835
	Skyworth Digital Co., Ltd., Class A	21,087	38,395

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Skyworth Group, Ltd.	849,989	$268,700
#*	SMI Holdings Group, Ltd.	336,796	8,148
*	SOHO China, Ltd.	1,065,500	396,067
*	Sohu.com, Ltd., ADR	5,397	123,969
*	Sou Yu Te Group Co., Ltd., Class A	52,900	21,995
#*	Sparkle Roll Group, Ltd.	648,000	23,830
	Spring Airlines Co., Ltd., Class A	6,800	38,670
*	SPT Energy Group, Inc.	558,000	20,186
*	SRE Group, Ltd.	1,778,000	6,203
	SSY Group, Ltd.	1,023,026	646,335
*	Starrise Media Holdings, Ltd.	122,000	6,140
	Sun Art Retail Group, Ltd.	1,092,500	1,518,356
	Sun King Power Electronics Group	206,000	46,257
	Sunac China Holdings, Ltd.	869,000	4,097,556
	Sunflower Pharmaceutical Group Co., Ltd., Class A	9,900	22,229
	Sungrow Power Supply Co., Ltd., Class A	30,400	91,393
	Suning Universal Co., Ltd., Class A	63,500	31,303
	Suning.com Co., Ltd., Class A	39,800	58,839
	Sunny Optical Technology Group Co., Ltd.	111,200	2,088,235
	Sunresin New Materials Co., Ltd., Class A	5,540	30,360
*	Sunshine 100 China Holdings, Ltd.	272,000	47,176
	Sunward Intelligent Equipment Co., Ltd., Class A	35,600	36,039
	Sunwoda Electronic Co., Ltd., Class A	25,282	86,518
*	Suzhou Anjie Technology Co., Ltd., Class A	6,200	22,715
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	20,500	20,997
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	11,400	47,923
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	62,300	80,113
	Suzhou Maxwell Technologies Co., Ltd., Class A	800	41,151
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,500	27,014
	Suzhou TFC Optical Communication Co., Ltd., Class A	1,200	12,165
#	Symphony Holdings, Ltd.	680,000	76,344
*	Tahoe Group Co., Ltd., Class A	28,500	24,256
	Taiji Computer Corp., Ltd., Class A	5,319	24,862
*	TAL Education Group, ADR	5,685	444,396
	Tang Palace China Holdings, Ltd.	222,000	18,630
	Tangshan Jidong Cement Co., Ltd., Class A	37,308	102,434
	TangShan Port Group Co., Ltd., Class A	160,437	55,837
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	53,000	47,333
*	Taung Gold International, Ltd.	4,680,000	20,548
	TBEA Co., Ltd., Class A	66,500	83,207
	TCL Electronics Holdings, Ltd.	327,666	194,278
*	Tech-Bank Food Co., Ltd., Class A	22,400	60,024
	Tecon Biology Co., Ltd., Class A	20,200	51,688
	Ten Pao Group Holdings, Ltd.	116,000	10,677
	Tencent Holdings, Ltd.	442,200	30,334,104
*	Tenwow International Holdings, Ltd.	224,000	2,061
	Texhong Textile Group, Ltd.	195,000	149,039
	Textainer Group Holdings, Ltd.	13,578	114,062
	Thunder Software Technology Co., Ltd., Class A	1,190	16,549
#	Tian An China Investment Co., Ltd.	148,000	78,356
	Tian Di Science & Technology Co., Ltd., Class A	122,500	54,245
*	Tian Ge Interactive Holdings, Ltd.	239,000	30,471
	Tiangong International Co., Ltd.	390,000	127,831
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,700	36,153
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	39,044
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	31,900	25,365
	Tianjin Development Holdings, Ltd.	134,000	29,759
	Tianjin Guangyu Development Co., Ltd., Class A	32,600	38,711
	Tianjin Port Development Holdings, Ltd.	1,154,000	86,249

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	16,100	$56,430
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,500	42,447
	Tianma Microelectronics Co., Ltd., Class A	50,800	122,348
#	Tianneng Power International, Ltd.	346,000	803,125
	Tianshui Huatian Technology Co., Ltd., Class A	11,600	27,512
	Tianyun International Holdings, Ltd.	138,000	15,681
	Tibet Summit Resources Co., Ltd., Class A	8,600	15,270
	Tibet Tianlu Co., Ltd., Class A	16,348	24,700
*	Tibet Water Resources, Ltd.	405,000	25,871
	Tingyi Cayman Islands Holding Corp.	810,000	1,510,000
	Titan Wind Energy Suzhou Co., Ltd., Class A	59,400	64,472
	TK Group Holdings, Ltd.	96,000	25,886
	Toly Bread Co., Ltd., Class A	2,900	25,034
	Tomson Group, Ltd.	220,196	46,859
#	Tong Ren Tang Technologies Co., Ltd., Class H	231,000	170,408
*	Tongcheng-Elong Holdings, Ltd.	108,800	199,876
#	Tongda Group Holdings, Ltd.	1,940,000	112,825
*	Tongding Interconnection Information Co., Ltd., Class A	13,900	10,560
*	TongFu Microelectronics Co., Ltd., Class A	16,800	64,970
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	38,825	76,374
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	15,700	11,874
	Tongkun Group Co., Ltd., Class A	47,200	97,690
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	43,400	21,887
	Tongling Nonferrous Metals Group Co., Ltd., Class A	247,850	81,047
	Tongwei Co., Ltd., Class A	42,537	166,303
#	Top Spring International Holdings, Ltd.	91,000	13,387
*	Topchoice Medical Corp., Class A	1,200	30,347
	Towngas China Co., Ltd.	289,277	139,328
	Transfar Zhilian Co., Ltd., Class A	55,900	46,007
	TravelSky Technology, Ltd., Class H	329,000	632,826
*	Trigiant Group, Ltd.	330,000	44,355
*	Trip.com Group Ltd., ADR	131,122	3,566,518
*	Truly International Holdings, Ltd.	412,000	48,952
#	Tsaker Chemical Group, Ltd.	108,500	17,387
	Tsingtao Brewery Co., Ltd., Class H	134,000	1,194,542
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,300	56,694
*	Tuniu Corp., Sponsored ADR	12,636	12,889
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	34,100	40,042
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,800	68,902
	Unilumin Group Co., Ltd., Class A	18,296	23,531
	Uni-President China Holdings, Ltd.	628,000	681,419
*	Unisplendour Corp., Ltd., Class A	4,900	30,818
	United Energy Group, Ltd.	3,974,000	697,824
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	5,300	18,369
*	V1 Group, Ltd.	846,000	25,180
	Valiant Co., Ltd., Class A	15,700	39,878
	Vats Liquor Chain Store Management Joint Stock Co., Ltd.	5,100	21,582
	Vatti Corp., Ltd., Class A	27,300	40,588
	Venustech Group Inc.,, Class A	4,100	23,168
	Victory Giant Technology Huizhou Co., Ltd., Class A	13,000	42,873
	Vinda International Holdings, Ltd.	95,000	357,753
*	Vipshop Holdings, Ltd., ADR	161,481	3,676,922
	Visual China Group Co., Ltd., Class A	8,757	21,480
*	Wanda Film Holding Co., Ltd., Class A	7,300	18,140
	Wangneng Environment Co., Ltd., Class A	12,800	36,540
	Wangsu Science & Technology Co., Ltd., Class A	13,100	16,818
	Wanhua Chemical Group Co., Ltd., Class A	37,900	366,886
	Want Want China Holdings, Ltd.	1,659,000	1,227,743

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wanxiang Qianchao Co., Ltd., Class A	48,700	$42,709
	Wasion Holdings, Ltd.	254,000	77,075
	Wasu Media Holding Co., Ltd., Class A	33,200	52,805
#*	Weibo Corp., Sponsored ADR	16,994	587,313
	Weichai Power Co., Ltd., Class H	787,000	1,685,490
	Weifu High-Technology Group Co., Ltd., Class A	15,900	50,213
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	31,126
	Weiqiao Textile Co., Class H	176,000	38,141
	Wens Foodstuffs Group Co., Ltd., Class A	74,840	254,815
	West China Cement, Ltd.	1,502,000	320,114
	Western Securities Co., Ltd., Class A	42,300	60,116
	Westone Information Industry, Inc., Class A	7,100	22,359
	Will Semiconductor, Ltd., Class A	900	26,700
#	Wisdom Education International Holdings Co., Ltd.	282,000	160,082
	Wolong Electric Group Co., Ltd., Class A	27,800	48,132
*	Wonders Information Co., Ltd., Class A	8,100	31,125
	Wuchan Zhongda Group Co., Ltd., Class A	121,200	79,610
	Wuhan DDMC Culture & Sports Co., Ltd., Class A	18,500	22,638
	Wuhan Department Store Group Co., Ltd., Class A	12,100	43,474
	Wuhan Guide Infrared Co., Ltd., Class A	6,200	34,708
	Wuhan Jingce Electronic Group Co., Ltd., Class A	4,500	43,050
*	Wuhan P&S Information Technology Co., Ltd., Class A	22,200	20,372
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	1,600	24,276
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	13,100	85,637
	Wuhu Token Science Co., Ltd., Class A	40,800	71,275
	Wuliangye Yibin Co., Ltd., Class A	22,600	704,459
	WUS Printed Circuit Kunshan Co., Ltd., Class A	14,003	48,234
#	WuXi AppTec Co. Ltd., Class H	11,000	165,857
*	Wuxi Biologics Cayman, Inc.	10,000	206,438
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	5,000	31,498
	Wuxi Taiji Industry Co., Ltd., Class A	41,000	67,682
	XCMG Construction Machinery Co., Ltd., Class A	82,300	74,951
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	253,000	253,922
	Xiamen C & D, Inc., Class A	68,600	92,113
	XIAMEN COMFORT SCIENCE & TECHNOLOGY GROUP CO LTD, Class A	12,045	21,536
	Xiamen Faratronic Co., Ltd., Class A	5,100	44,115
	Xiamen Goldenhome Co., Ltd., Class A	2,600	19,733
	Xiamen International Airport Co., Ltd., Class A	5,200	13,243
	Xiamen International Port Co., Ltd., Class H	488,000	49,078
	Xiamen Intretech, Inc., Class A	5,400	46,073
	Xiamen ITG Group Corp., Ltd., Class A	38,220	38,168
	Xiamen Kingdomway Group Co., Class A	7,423	62,510
	Xiamen Meiya Pico Information Co., Ltd., Class A	7,500	22,008
	Xiamen Tungsten Co., Ltd., Class A	31,500	67,971
	Xiamen Xiangyu Co., Ltd., Class A	40,000	38,331
*	Xian International Medical Investment Co., Ltd., Class A	24,900	22,328
	Xiandai Investment Co., Ltd., Class A	19,600	10,730
*	Xiaomi Corp., Class B	398,600	764,140
	Xinfengming Group Co., Ltd., Class A	23,200	35,270
	Xingda International Holdings, Ltd.	426,465	86,614
	Xingfa Aluminium Holdings, Ltd.	55,000	61,832
	Xinghua Port Holdings, Ltd.	35,125	11,175
	Xinhu Zhongbao Co., Ltd., Class A	168,300	82,197
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	129,000	85,382
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	212,747	214,166
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	37,900	27,703
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,600	63,513

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	4,400	$28,936
	Xinjiang Yilite Industry Co., Ltd., Class A	7,200	20,204
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	51,100	41,374
*	Xinming China Holdings, Ltd.	112,000	14,724
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	103,000	54,973
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	33,700	55,532
	Xinyi Solar Holdings, Ltd.	1,553,778	1,705,248
	Xinyu Iron & Steel Co., Ltd., Class A	95,802	60,763
	Xinyuan Real Estate Co., Ltd., ADR	22,525	47,753
	Xtep International Holdings, Ltd.	380,956	114,139
	Xuji Electric Co., Ltd., Class A	31,400	72,236
#*	Xunlei, Ltd., ADR	17,041	62,881
#*	Yadea Group Holdings, Ltd.	600,000	505,628
	YAGUANG TECHNOLOGY GROUP C A COMMON STOCK CNY1.0	7,900	21,291
*	Yanchang Petroleum International, Ltd.	1,420,000	10,079
	Yang Quan Coal Industry Group Co., Ltd., Class A	89,700	62,573
	Yango Group Co., Ltd., Class A	100,000	99,263
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	12,000	21,567
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	5,800	27,407
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	6,900	33,595
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	12,900	45,773
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	19,600	88,125
	YanTai Shuangta Food Co., Ltd., Class A	9,700	21,947
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	10,200	20,262
	Yanzhou Coal Mining Co., Ltd., Class H	1,122,000	877,047
*	Yashili International Holdings, Ltd.	408,000	31,075
	Yealink Network Technology Corp., Ltd., Class A	5,000	45,324
	Yeebo International Holdings, Ltd.	76,000	15,991
	YGSOFT, Inc., Class A	16,640	24,637
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	114,800	172,663
*	Yida China Holdings, Ltd.	84,000	21,892
	Yifan Pharmaceutical Co., Ltd., Class A	9,300	39,378
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,600	56,935
	Yihai International Holding, Ltd.	144,000	1,766,651
	Yijiahe Technology Co., Ltd., Class A	2,060	33,241
	Yintai Gold Co., Ltd., Class A	32,400	88,490
	Yip's Chemical Holdings, Ltd.	84,000	23,423
*	Yiren Digital, Ltd., Sponsored ADR	15,877	56,998
*	Yixin Group, Ltd.	349,500	88,979
	Yixintang Pharmaceutical Group Co., Ltd., Class A	8,200	37,517
	Yonghui Superstores Co., Ltd., Class A	72,800	93,784
	Yonyou Network Technology Co., Ltd., Class A	4,300	28,969
	Yotrio Group Co., Ltd., Class A	27,700	19,411
	Youngor Group Co., Ltd., Class A	77,720	74,288
*	Youyuan International Holdings, Ltd.	239,000	1,505
*	Youzu Interactive Co., Ltd., Class A	11,700	37,161
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	14,300	36,494
*	YuanShengTai Dairy Farm, Ltd.	911,000	54,110
	Yuexiu Property Co., Ltd.	3,354,000	614,917
	Yuexiu Transport Infrastructure, Ltd.	238,000	151,211
	Yum China Holdings, Inc.	55,748	2,856,528
	Yunda Holding Co., Ltd., Class A	48,610	167,156
*	Yunnan Aluminium Co., Ltd., Class A	53,300	51,835
	Yunnan Baiyao Group Co Ltd, Class A	3,500	54,989
*	Yunnan Copper Co., Ltd., Class A	31,200	66,012
	Yunnan Energy New Material Co., Ltd., Class A	6,200	70,918
*	Yunnan Tin Co., Ltd., Class A	46,900	69,493
	Yunnan Water Investment Co., Ltd., Class H	54,000	9,830
	Yuzhou Group Holdings Co., Ltd.	1,123,068	504,569

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZBOM Home Collection Co., Ltd., Class A	3,600	$15,071
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	1,000	29,274
*	Zhefu Holding Group Co., Ltd., Class A	31,900	25,653
	Zhejiang Century Huatong Group Co., Ltd., Class A	12,480	21,625
	Zhejiang Chint Electrics Co., Ltd., Class A	36,602	166,242
	Zhejiang Communications Technology Co., Ltd.	23,300	18,803
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	25,400	21,894
	Zhejiang Crystal-Optech Co., Ltd., Class A	8,100	18,613
	Zhejiang Dahua Technology Co., Ltd., Class A	36,344	110,826
	Zhejiang Dingli Machinery Co., Ltd., Class A	3,280	41,741
	Zhejiang Expressway Co., Ltd., Class H	400,000	297,460
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	8,900	19,998
	Zhejiang Hailiang Co., Ltd., Class A	63,100	80,346
	Zhejiang Hangmin Co., Ltd., Class A	18,000	14,883
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	35,400	41,473
	Zhejiang Huace Film & TV Co., Ltd., Class A	17,900	18,538
	Zhejiang Huafeng Spandex Co., Ltd., Class A	60,500	58,713
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	12,300	68,009
	Zhejiang Huayou Cobalt Co., Ltd., Class A	4,600	28,253
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	38,900	72,603
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,500	23,401
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,500	29,401
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	5,800	23,582
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	22,407
*	Zhejiang Jingu Co., Ltd., Class A	27,500	22,676
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	7,800	16,769
	Zhejiang Juhua Co., Ltd., Class A	44,800	47,769
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	4,700	11,543
	Zhejiang Longsheng Group Co., Ltd., Class A	72,600	153,826
	Zhejiang Medicine Co., Ltd., Class A	21,843	58,832
	Zhejiang Meida Industrial Co., Ltd., Class A	14,800	29,321
*	Zhejiang Narada Power Source Co., Ltd., Class A	25,000	49,982
	Zhejiang NHU Co., Ltd., Class A	26,859	113,278
	Zhejiang Runtu Co., Ltd., Class A	37,200	50,961
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	28,370	96,395
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	29,400	77,122
	Zhejiang Semir Garment Co., Ltd., Class A	49,100	52,279
	Zhejiang Supor Co., Ltd., Class A	3,300	40,110
*	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	41,400	40,990
	Zhejiang Wanliyang Co., Ltd., Class A	24,300	32,029
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	13,290	41,093
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	37,700	73,780
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	4,100	39,623
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	17,400	37,721
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,800	20,579
	Zhejiang Yankon Group Co., Ltd., Class A	40,200	27,543
	Zhejiang Yasha Decoration Co., Ltd., Class A	25,400	55,876
	Zhejiang Yongtai Technology Co., Ltd., Class A	10,100	17,493
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	99,800	46,122
	Zhengzhou Yutong Bus Co., Ltd., Class A	36,340	70,975
	Zhenro Properties Group, Ltd.	103,000	65,538
	Zhong An Group, Ltd.	1,701,000	58,161
*	ZhongAn Online P&C Insurance Co., Ltd., Class H	9,000	53,957
	Zhongji Innolight Co., Ltd., Class A	2,100	17,826
	Zhongjin Gold Corp., Ltd., Class A	30,000	49,162
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	52,500	29,658
	Zhongshan Public Utilities Group Co., Ltd., Class A	20,300	24,462
	Zhongsheng Group Holdings, Ltd.	286,500	1,771,076
*	Zhongtian Financial Group Co., Ltd., Class A	112,405	57,844

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongyu Gas Holdings, Ltd.	189,477	$176,268
	Zhongyuan Environment-Protection Co., Ltd., Class A	18,500	19,678
	Zhou Hei Ya International Holdings Co., Ltd.	229,500	184,371
#*	Zhuguang Holdings Group Co., Ltd.	68,000	10,090
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	214,500	753,480
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,900	15,212
	Zhuzhou Kibing Group Co., Ltd., Class A	57,700	75,333
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	46,700	51,606
	Zijin Mining Group Co., Ltd., Class H	2,378,000	1,494,955
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	406,800	419,409
	ZTE Corp., Class H	160,360	474,916
	ZTO Express Cayman, Inc., ADR	80,944	2,998,975
TOTAL CHINA			372,076,036
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,188	69,647
	Bancolombia SA, Sponsored ADR	8,908	248,711
	Bancolombia SA	18,762	134,696
	Celsia SA ESP	133,798	150,715
	Cementos Argos SA	42,641	41,807
*	CEMEX Latam Holdings SA	45,944	21,784
*	Corp. Financiera Colombiana SA	31,755	211,814
	Ecopetrol SA	343,135	191,192
	Grupo Argos SA	74,124	202,536
	Grupo Aval Acciones y Valores SA, ADR	15,916	72,736
	Grupo de Inversiones Suramericana SA	32,378	168,265
*	Grupo Energia Bogota SA ESP	61,864	37,950
	Grupo Nutresa SA	33,010	178,624
	Interconexion Electrica SA ESP	67,282	346,053
	Mineros SA	11,167	11,368
	Promigas SA ESP	11,599	20,259
TOTAL COLOMBIA			2,108,157
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	19,780	398,474
*	Komercni banka A.S.	5,273	122,299
	Moneta Money Bank A.S.	252,618	575,130
	O2 Czech Republic A.S.	13,360	127,871
	Philip Morris CR A.S.	60	35,787
TOTAL CZECH REPUBLIC			1,259,561
DENMARK — (1.5%)
*	ALK-Abello A.S.	2,023	574,018
*	Alm Brand A.S.	34,139	347,773
	Ambu A.S., Class B	11,045	385,621
	AP Moller - Maersk A.S., Class A	218	258,819
#	AP Moller - Maersk A.S., Class B	170	218,863
*	Bang & Olufsen A.S.	38,004	72,648
*	BankNordik P/F	1,133	19,173
#*	Bavarian Nordic A.S.	21,139	651,455
*	Brodrene Hartmann A.S.	1,589	114,035
	Carlsberg A.S., Class B	10,325	1,524,894
#	Chr Hansen Holding A.S.	16,177	1,845,998
	Coloplast A.S., Class B	7,723	1,318,295
#*	Columbus A.S.	29,642	36,934
	D/S Norden A.S.	14,223	214,761
*	Danske Bank A.S.	93,085	1,507,598
*	Demant A.S.	35,999	1,117,508

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	DFDS A.S.	14,528	$450,988
*	Drilling Co. of 1972 A.S. (The)	2,183	50,124
	DSV Panalpina A.S.	14,272	1,952,933
*	FLSmidth & Co. A.S.	18,066	539,144
*	Genmab A.S.	2,955	1,017,130
	GN Store Nord A.S.	44,914	2,761,986
	H Lundbeck A.S.	21,573	786,553
*	H+H International A.S., Class B	9,383	160,945
*	ISS A.S.	45,968	709,397
*	Jeudan A.S.	1,225	45,099
*	Jyske Bank A.S.	27,742	884,602
*	Matas A.S.	20,090	201,597
*	Netcompany Group A.S.	3,996	288,836
*	Nilfisk Holding A.S.	17,004	232,445
*	NKT A.S.	10,339	287,487
	NNIT A.S.	5,091	95,987
#*	North Media A.S.	1,647	14,577
#	Novo Nordisk A.S., Sponsored ADR	1,044	68,205
	Novo Nordisk A.S., Class B	151,133	9,916,224
	Novozymes A.S., Class B	29,017	1,735,777
	Orsted A.S.	8,816	1,260,558
	Pandora A.S.	42,470	2,701,146
*	Parken Sport & Entertainment A.S.	2,257	27,489
	Per Aarsleff Holding A.S.	8,213	314,534
	Ringkjoebing Landbobank A.S.	13,560	1,008,298
	Rockwool International A.S., Class A	1,772	519,436
	Rockwool International A.S., Class B	2,711	874,605
*	Royal Unibrew A.S.	19,787	2,001,807
	RTX A.S.	3,370	125,152
	Scandinavian Tobacco Group A.S., Class A	35,331	519,659
	Schouw & Co., A.S.	6,506	532,394
	SimCorp A.S.	15,314	1,788,138
	Solar A.S., Class B	2,972	122,016
*	Spar Nord Bank A.S.	43,945	362,057
*	Sydbank A.S.	29,984	569,488
*	Tivoli A.S.	652	70,589
	Topdanmark A.S.	16,733	715,606
#	TORM P.L.C.	14,637	109,094
	Tryg A.S.	21,867	643,462
	United International Enterprises, Ltd.	687	141,381
	Vestas Wind Systems A.S.	21,547	2,762,001
*	Vestjysk Bank A.S.	151,427	69,611
*	Zealand Pharma A.S.	12,210	428,362
TOTAL DENMARK			50,075,312
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	33,637	129,705
	Commercial International Bank Egypt S.A.E., GDR	26,696	102,913
	Egyptian Financial Group-Hermes Holding Co., GDR	5,738	9,181
TOTAL EGYPT			241,799
FINLAND — (1.1%)
	Ahlstrom-Munksjo Oyj	8,889	137,538
*	Aktia Bank Oyj	18,893	193,168
	Alma Media Oyj	7,872	68,497
	Atria Oyj	5,381	54,019
*	BasWare Oyj	560	23,042
#*	Bittium Oyj	6,855	51,972

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Cargotec Oyj, Class B	22,524	$671,635
*	Caverion Oyj	20,214	150,577
#	Citycon Oyj	20,499	148,966
	Digia Oyj	4,257	26,805
	Elisa Oyj	23,629	1,401,403
	Enento Group Oyj	1,242	52,683
*	Finnair Oyj	388,234	216,428
	Fiskars Oyj Abp	9,074	126,787
#	Fortum Oyj	62,028	1,258,969
*	F-Secure Oyj	26,483	92,253
*	HKScan Oyj, Class A	13,829	31,904
*	Huhtamaki Oyj	43,186	1,925,071
	Kemira Oyj	76,521	1,013,505
	Kesko Oyj, Class A	25,288	515,043
	Kesko Oyj, Class B	85,416	1,811,163
	Kojamo Oyj	23,302	579,106
#	Kone Oyj, Class B	24,211	1,922,565
	Konecranes Oyj	23,775	603,974
	Lassila & Tikanoja Oyj	19,415	298,199
	Metsa Board Oyj	40,805	319,439
	Metso Outotec Oyj	171,696	1,108,107
	Neles Oyj	31,139	444,074
	Neste Oyj	41,460	1,904,322
	Nokia Oyj	215,510	1,034,474
	Nokia Oyj	66,112	320,924
#	Nokian Renkaat Oyj	64,321	1,534,569
*	Nordea Bank Abp	221,033	1,707,277
*	Nordea Bank Abp	11,010	84,788
	Olvi Oyj, Class A	5,575	277,965
	Oriola Oyj, Class B	71,422	155,250
	Orion Oyj, Class A	8,341	363,242
	Orion Oyj, Class B	38,175	1,665,539
#*	Outokumpu Oyj	140,430	375,118
*	Pihlajalinna Oyj	890	15,219
	Ponsse Oyj	3,929	116,190
	Raisio Oyj, Class V	13,212	48,337
	Rapala VMC Oyj	4,345	14,019
#	Raute Oyj, Class A	344	7,513
	Revenio Group Oyj	7,382	243,644
	Sampo Oyj, Class A	46,719	1,688,623
	Sanoma Oyj	54,111	606,178
*	Stockmann Oyj Abp, Class B	10,970	12,872
	Stora Enso Oyj, Class R	149,823	1,879,036
*	Teleste Oyj	754	3,783
	TietoEVRY Oyj	18,537	544,472
	Tikkurila Oyj	21,130	343,245
	Tokmanni Group Corp.	24,258	455,110
	UPM-Kymmene Oyj	101,550	2,710,743
	Uponor Oyj	16,645	278,775
	Vaisala Oyj, Class A	4,331	158,940
	Valmet Oyj	77,800	2,179,670
#	Wartsila Oyj Abp	94,983	794,425
	YIT Oyj	92,412	536,994
TOTAL FINLAND			37,308,148
FRANCE — (5.2%)
	ABC arbitrage	10,275	84,270
*	Accor SA	26,429	665,282
	Actia Group	5,196	13,470

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Aeroports de Paris	3,577	$337,209
#*	Air France-KLM	83,754	343,688
	Air Liquide SA	23,331	3,837,488
*	Airbus SE	46,119	3,375,726
	Akka Technologies	7,531	156,797
#	AKWEL	4,438	70,138
	Albioma SA	14,179	633,871
*	Alstom SA	15,576	867,943
	Altamir	3,771	68,828
*	Alten SA	9,932	778,707
#*	Amplitude Surgical SAS	3,043	7,635
*	Amundi SA	8,279	629,886
	Arkema SA	37,485	3,899,758
	Assystem SA	3,816	95,915
*	Atos SE	35,892	3,069,093
	Aubay	3,407	133,511
#	AXA SA	145,307	2,915,394
*	Axway Software SA	3,324	77,216
*	Bastide le Confort Medical	1,878	84,794
	Beneteau SA	17,013	122,820
	Bigben Interactive	6,565	107,744
	BioMerieux	4,451	717,372
*	BNP Paribas SA	70,001	2,824,103
	Boiron SA	3,961	155,608
	Bollore SA	174,349	585,002
	Bonduelle SCA	9,646	230,391
#*	Bourbon Corp.	4,401	0
*	Bouygues SA	76,951	2,718,415
*	Bureau Veritas SA	63,856	1,404,819
	Burelle SA	16	9,302
	Capgemini SE	23,575	3,057,545
	Carrefour SA	95,076	1,511,035
#*	Casino Guichard Perrachon SA	20,001	554,407
*	Cegedim SA	2,736	88,104
*	CGG SA	315,177	269,781
#	Chargeurs SA	5,643	94,201
*	Cie de Saint-Gobain	85,407	3,159,635
	Cie des Alpes	5,985	105,490
	Cie Generale des Etablissements Michelin SCA	58,543	6,063,069
	Cie Plastic Omnium SA	36,230	729,192
*	CNP Assurances	34,280	416,361
*	Coface SA	41,198	326,739
*	Credit Agricole SA	162,018	1,559,545
	Danone SA, Sponsored ADR	930	12,406
	Danone SA	50,418	3,374,642
*	Dassault Aviation SA	24	19,681
	Dassault Systemes SE	2,715	494,384
	Derichebourg SA	50,289	145,403
	Devoteam SA	2,054	235,835
	Edenred	23,642	1,172,743
*	Eiffage SA	37,742	3,298,383
	Electricite de France SA	128,684	1,303,127
	Electricite de Strasbourg SA	236	30,394
	Elior Group SA	44,785	248,031
*	Elis SA	68,675	834,395
*	Engie SA	129,042	1,718,990
#*	Eramet	4,210	114,653
*	EssilorLuxottica SA	13,958	1,859,135
*	Esso SA Francaise	1,283	19,462

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Etablissements Maurel et Prom SA	7,093	$14,038
*	Eurofins Scientific SE	3,260	2,133,755
#*	Europcar Mobility Group	49,655	77,142
	Eutelsat Communications SA	95,602	966,790
*	Exel Industries, Class A	664	28,084
*	Faurecia SE	35,576	1,373,865
*	Fleury Michon SA	178	5,093
*	Fnac Darty SA	9,670	378,594
	Gaztransport Et Technigaz SA	7,924	736,781
*	Getlink SE	72,098	1,084,747
*	GL Events	7,032	91,055
*	Groupe Crit	1,957	108,918
	Groupe Gorge	782	11,062
#*	Groupe Open	2,113	37,397
	Guerbet	4,015	142,025
	Haulotte Group SA	4,122	21,990
	Hermes International	2,765	2,241,695
*	HEXAOM	1,748	65,678
*	ID Logistics Group	1,050	229,324
#	Iliad SA	2,434	476,021
	Imerys SA	14,116	523,007
*	Ingenico Group SA	27,856	4,508,031
	Ipsen SA	4,514	432,903
	IPSOS	18,653	495,076
	Jacquet Metal Service SA	7,037	88,868
#*	JCDecaux SA	31,152	526,945
	Kaufman & Broad SA	9,388	405,318
	Kering SA	5,958	3,376,316
*	Korian SA	24,787	1,016,092
#*	Lagardere SCA	27,324	415,693
	Laurent-Perrier	280	24,725
*	Le Belier	1,864	83,029
	Lectra	12,530	264,488
	Legrand SA	33,168	2,565,820
	Linedata Services	2,487	69,538
*	LISI	11,190	251,571
	LNA Sante SA	2,659	160,438
#	L'Oreal SA	5,558	1,865,420
	LVMH Moet Hennessy Louis Vuitton SE	21,810	9,483,928
*	Maisons du Monde SA	5,640	86,358
*	Manitou BF SA	3,915	72,310
	Manutan International	283	18,010
*	Mersen SA	7,475	201,656
*	METabolic EXplorer SA	13,465	28,864
*	Metropole Television SA	18,765	226,624
*	Natixis SA	175,789	429,978
*	Nexans SA	11,155	581,396
	Nexity SA	21,957	747,784
*	Nicox	5,711	24,857
	NRJ Group	7,862	56,665
*	Oeneo SA	11,330	151,439
*	OL Groupe SA	7,499	19,083
#*	Onxeo SA	18,073	13,996
	Orange SA	433,198	5,077,462
*	Orpea	9,013	1,149,849
	Pernod Ricard SA	3,402	584,633
*	Peugeot SA	268,680	4,318,955
*	Pierre & Vacances SA	1,511	24,118
#*	Plastivaloire	5,908	24,974

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Publicis Groupe SA, ADR	2,568	$20,416
#	Publicis Groupe SA	80,475	2,573,273
	Quadient	16,120	238,327
*	Rallye SA	8,336	57,139
#*	Recylex SA	5,631	12,258
#	Remy Cointreau SA	566	90,774
*	Renault SA	34,417	817,928
*	Rexel SA	95,977	1,139,118
	Robertet SA	144	156,942
*	Rothschild & Co.	9,511	242,650
	Rubis SCA	18,143	855,844
*	Safran SA	27,569	2,932,011
	Sanofi	55,205	5,796,365
	Sartorius Stedim Biotech	3,380	1,057,203
*	Savencia SA	1,851	106,625
	Schneider Electric SE	21,101	2,419,514
	Schneider Electric SE	523	60,400
*	SCOR SE	53,983	1,389,359
#	SEB SA	8,272	1,365,888
	Seche Environnement SA	808	30,709
	SES SA	186,615	1,320,048
	Societe BIC SA	9,439	559,189
*	Societe Generale SA	108,408	1,668,975
	Societe Marseillaise du Tunnel Prado-Carenage SA	433	9,100
	Societe pour l'Informatique Industrielle	3,659	81,533
	Sodexo SA	21,840	1,507,269
*	SOITEC	6,172	731,589
#*	Solocal Group	173,704	19,619
	Somfy SA	3,652	440,349
*	Sopra Steria Group	7,112	1,061,992
	SPIE SA	47,646	775,588
*	Stef SA	2,121	162,713
	STMicroelectronics NV	123,310	3,464,660
#	STMicroelectronics NV	5,594	156,296
#	Suez SA	60,158	793,410
*	Sword Group	2,456	93,006
	Synergie SA	3,392	79,896
*	Tarkett SA	13,903	173,412
#*	Technicolor SA	2,474	7,704
	Teleperformance	9,074	2,655,645
*	Television Francaise 1	34,570	198,312
	Thales SA	16,114	1,164,904
	Thermador Groupe	1,268	84,879
	Total Gabon	398	55,045
	Total SE	225,223	8,523,271
#	TOTAL SE, Sponsored ADR	16,704	629,069
	Trigano SA	4,185	477,657
*	Ubisoft Entertainment SA	25,742	2,150,034
	Union Financiere de France BQE SA	1,562	28,565
	Valeo SA	106,552	2,734,377
#*	Vallourec SA	3,519	117,288
*	Valneva SE	16,053	89,305
	Veolia Environnement SA, ADR	1,217	27,516
	Veolia Environnement SA	46,913	1,074,664
	Vetoquinol SA	997	80,411
	Vicat SA	8,127	267,755
	Vilmorin & Cie SA	2,607	153,161
	Vinci SA	66,251	5,701,897
*	Virbac SA	710	155,007

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vivendi SA	42,899	$1,138,386
*	Vranken-Pommery Monopole SA	1,450	22,332
*	Worldline SA	4,993	429,544
*	XPO Logistics Europe SADIR	32	8,769
TOTAL FRANCE			176,896,118
GERMANY — (4.5%)
	1&1 Drillisch AG	13,878	367,549
	7C Solarparken AG	12,364	51,583
*	Aareal Bank AG	29,001	530,659
*	Adidas AG	13,360	3,684,384
*	Adler Modemaerkte AG	2,072	5,588
*	ADO Properties SA	15,038	423,495
*	ADVA Optical Networking SE	25,606	213,422
*	AIXTRON SE	14,963	183,481
	All for One Group SE	816	41,797
*	Allgeier SE	1,536	78,919
	Allianz SE	28,309	5,873,389
	Allianz SE, Sponsored ADR	18,284	376,833
*	Amadeus Fire AG	2,121	245,099
*	Aroundtown SA	162,988	981,443
#	Atoss Software AG	1,346	163,159
	Aurubis AG	16,865	1,124,778
	BASF SE	42,712	2,356,253
	Basler AG	1,428	99,238
*	Bauer AG	5,064	55,607
	Bayer AG, Sponsored ADR	1,092	17,992
	Bayer AG	59,637	3,961,895
	Bayerische Motoren Werke AG	72,976	4,666,848
	BayWa AG	6,904	216,769
	Bechtle AG	13,344	2,597,042
	Beiersdorf AG	2,307	275,469
	Bertrandt AG	2,454	91,427
	bet-at-home.com AG	1,209	46,870
*	Bijou Brigitte AG	671	20,270
	Bilfinger SE	13,078	228,386
	Borussia Dortmund GmbH & Co. KGaA	36,545	240,795
	Brenntag AG	45,305	2,795,907
	CANCOM SE	6,933	416,955
*	Carl Zeiss Meditec AG	2,733	286,033
*	CECONOMY AG	72,863	259,673
*	CENIT AG	4,360	50,189
*	Centrotec SE	3,260	54,098
	Cewe Stiftung & Co. KGAA	4,089	460,027
*	comdirect bank AG	3,971	64,297
#*	Commerzbank AG	406,269	2,087,878
	CompuGroup Medical SE & Co. KgaA	9,159	799,454
	Continental AG	34,107	3,294,694
*	Corestate Capital Holding SA	6,754	143,968
	Covestro AG	58,134	2,256,029
	CropEnergies AG	12,538	134,572
*	CTS Eventim AG & Co. KGaA	18,088	718,013
	Daimler AG	180,199	7,879,023
#*	Delivery Hero SE	2,893	332,092
#*	Deutsche Bank AG	272,820	2,453,328
*	Deutsche Bank AG	22,682	202,323
	Deutsche Beteiligungs AG	6,117	227,692
	Deutsche Boerse AG	21,374	3,888,867
*	Deutsche EuroShop AG	13,778	204,253

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Deutsche Lufthansa AG	114,289	$1,002,710
*	Deutsche Pfandbriefbank AG	67,694	428,844
*	Deutsche Post AG	93,242	3,784,709
	Deutsche Telekom AG	363,877	6,074,834
	Deutsche Wohnen SE	26,253	1,277,377
*	Deutz AG	57,564	288,422
	DIC Asset AG	13,392	173,260
	DMG Mori AG	3,732	177,668
	Dr Hoenle AG	1,186	63,978
*	Draegerwerk AG & Co. KGaA	1,349	105,930
#	Duerr AG	32,619	893,556
	E.ON SE	41,238	484,135
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,696	248,628
*	EDAG Engineering Group AG	4,778	34,069
	Elmos Semiconductor SE	2,084	51,078
*	ElringKlinger AG	12,064	73,147
	Energiekontor AG	4,020	122,931
	Evonik Industries AG	32,698	883,376
#*	Ferratum Oyj	610	2,401
*	Fielmann AG	8,958	652,670
	First Sensor AG	2,116	98,445
	FORTEC Elektronik AG	461	9,176
*	Francotyp-Postalia Holding AG, Class A	4,794	17,265
#*	Fraport AG Frankfurt Airport Services Worldwide	14,456	565,111
	Freenet AG	73,230	1,249,924
*	Fresenius Medical Care AG & Co. KGaA	35,908	3,163,569
*	Fresenius SE & Co. KGaA	25,126	1,253,629
	Fuchs Petrolub SE	9,865	335,956
	GEA Group AG	19,001	685,853
	Gerresheimer AG	14,689	1,689,806
	Gesco AG	3,358	60,696
	GFT Technologies SE	10,615	131,651
*	Grammer AG	992	20,804
	Grand City Properties SA	25,875	615,990
*	H&R GmbH & Co. KGaA	5,091	34,064
	Hamburger Hafen und Logistik AG	12,333	213,005
	Hannover Rueck SE	6,891	1,165,753
#	Hapag-Lloyd AG	10,234	563,466
	HeidelbergCement AG	20,279	1,125,391
*	Heidelberger Druckmaschinen AG	166,662	139,622
	Hella GmbH & Co KGaA	15,593	681,057
	Henkel AG & Co. KGaA	2,660	231,130
*	Highlight Communications AG	2,448	10,291
	Hochtief AG	4,602	375,752
	HolidayCheck Group AG	10,948	14,208
	Hornbach Baumarkt AG	4,042	148,553
	Hornbach Holding AG & Co. KGaA	3,557	342,276
	Hugo Boss AG	23,320	635,238
*	Hypoport SE	949	445,222
*	Indus Holding AG	9,144	312,340
	Infineon Technologies AG	150,777	3,844,116
	Infineon Technologies AG, ADR	9,006	221,863
*	Instone Real Estate Group AG	4,205	107,777
	IVU Traffic Technologies AG	3,385	62,169
	Jenoptik AG	10,649	266,861
*	JOST Werke AG	3,836	140,276
#	K+S AG	81,739	542,194
	KION Group AG	41,705	3,187,345
*	Kloeckner & Co. SE	35,562	224,546

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Knorr-Bremse AG	1,565	$183,116
*	Koenig & Bauer AG	6,842	149,326
	Krones AG	3,585	217,810
	KWS Saat SE & Co., KGaA	2,285	177,042
*	Lanxess AG	39,604	2,054,089
*	LEG Immobilien AG	12,002	1,673,517
*	Leifheit AG	2,142	68,181
#*	Leoni AG	16,129	132,456
	LPKF Laser & Electronics AG	3,217	83,275
#*	Manz AG	1,498	37,051
*	Medigene AG	1,354	8,200
	Merck KGaA	3,035	387,891
	METRO AG	95,603	872,223
	MLP SE	30,599	187,831
*	MTU Aero Engines AG	15,622	2,708,657
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,932	2,367,636
	Nemetschek SE	16,893	1,238,356
	New Work SE	996	327,857
	Nexus AG	2,162	107,763
*	Nordex SE	28,602	296,099
	Norma Group SE	10,494	291,894
*	OHB SE	2,856	136,176
	Patrizia AG	13,156	360,639
	Pfeiffer Vacuum Technology AG	2,106	422,426
	PNE AG	31,116	184,133
*	Progress-Werk Oberkirch AG	638	12,580
#*	ProSiebenSat.1 Media SE	84,797	880,165
	PSI Software AG	1,986	49,500
*	Puma SE	12,245	953,125
*	Puma SE	2,090	162,093
*	QIAGEN NV	14,153	701,723
	QSC AG	74,594	114,493
	Rational AG	995	590,985
	Rheinmetall AG	20,377	1,926,573
*	Rocket Internet SE	27,235	590,990
#*	RTL Group SA	14,468	477,370
	RWE AG	77,383	2,916,903
*	SAF-Holland SE	20,283	137,181
*	Salzgitter AG	18,233	247,546
	SAP SE, Sponsored ADR	1,405	223,704
	SAP SE	20,529	3,240,571
*	Schaltbau Holding AG	1,428	44,867
	Schloss Wachenheim AG	576	9,768
	Scout24 AG	6,268	538,782
	Secunet Security Networks AG	408	96,487
*	SGL Carbon SE	3,031	11,188
#*	Shop Apotheke Europe NV	864	129,289
	Siemens AG	34,544	4,402,149
	Siltronic AG	9,824	896,242
*	Sixt SE	7,260	537,178
*	SMA Solar Technology AG	3,612	105,775
*	SMT Scharf AG	697	6,572
	Softing AG	1,374	8,278
	Software AG	15,539	722,350
	Stabilus SA	7,794	392,309
	STRATEC SE	1,048	122,856
#	Stroeer SE & Co. KGaA	12,131	830,655
	Suedzucker AG	26,386	440,392
*	SUESS MicroTec SE	7,203	104,596

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Surteco Group SE	3,208	$80,091
	Symrise AG	14,502	1,812,906
	TAG Immobilien AG	32,978	867,135
*	Takkt AG	14,788	182,119
*	Talanx AG	15,227	554,316
#*	Technotrans SE	2,982	52,130
*	Tele Columbus AG	8,186	33,769
	Telefonica Deutschland Holding AG	442,048	1,206,155
#*	Thyssenkrupp AG	93,145	724,008
	Traffic Systems SE	789	29,943
	Uniper SE	23,011	794,412
	United Internet AG	58,783	2,667,390
	VERBIO Vereinigte BioEnergie AG	10,179	126,675
#*	Volkswagen AG	7,531	1,172,518
	Vonovia SE	25,633	1,656,797
*	Vossloh AG	3,070	138,654
*	Wacker Chemie AG	8,087	733,698
*	Wacker Neuson SE	13,053	231,669
*	Washtec AG	4,170	172,039
	Wuestenrot & Wuerttembergische AG	12,320	207,518
*	Zalando SE	5,048	364,416
	Zeal Network SE	5,766	235,545
TOTAL GERMANY			151,328,699
GREECE — (0.0%)
	Aegean Airlines SA	2,697	11,488
*	Alpha Bank AE	159,412	100,248
	Autohellas SA	3,700	14,168
	Bank of Greece	4,789	73,930
*	Ellaktor SA	26,314	33,915
*	Eurobank Ergasias Services and Holdings SA, Class A	179,981	76,914
*	FF Group	1,384	1,467
*	Fourlis Holdings SA	4,698	21,604
*	GEK Terna Holding Real Estate Construction SA	10,043	68,645
	Hellenic Exchanges - Athens Stock Exchange SA	12,599	45,115
	Hellenic Petroleum SA	5,690	35,316
	Hellenic Telecommunications Organization SA	19,115	281,249
	Holding Co. ADMIE IPTO SA	25,205	66,409
	JUMBO SA	11,060	215,791
*	Marfin Investment Group Holdings SA	213,223	14,131
	Motor Oil Hellas Corinth Refineries SA	11,658	159,231
	Mytilineos SA	7,593	70,976
*	National Bank of Greece SA	48,125	63,831
	OPAP SA	6,979	63,222
*	Piraeus Bank SA	119,111	164,340
*	Public Power Corp. SA	4,356	20,247
	Sarantis SA	2,316	23,090
	Terna Energy SA	12,421	163,023
	Titan Cement International SA	2,126	27,389
TOTAL GREECE			1,815,739
HONG KONG — (1.7%)
	Aeon Credit Service Asia Co., Ltd.	96,000	66,194
	AIA Group, Ltd.	562,200	5,069,323
	Allied Properties HK, Ltd.	696,000	171,605
	APAC Resources, Ltd.	66,000	8,096
*	Applied Development Holdings, Ltd.	415,000	7,472
#	Asia Financial Holdings, Ltd.	72,000	33,697

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Asia Standard International Group, Ltd.	326,000	$37,463
	Asiasec Properties, Ltd.	63,900	9,802
	ASM Pacific Technology, Ltd.	42,900	484,224
	Bank of East Asia, Ltd. (The)	254,690	580,055
	BOC Aviation, Ltd.	83,000	480,442
	BOC Hong Kong Holdings, Ltd.	305,500	851,751
	BOCOM International Holdings Co., Ltd.	215,000	28,043
	BOE Varitronix, Ltd.	309,000	84,185
	Bright Smart Securities & Commodities Group, Ltd.	274,000	67,969
*	Brightoil Petroleum Holdings, Ltd.	789,000	28,637
	Build King Holdings, Ltd.	90,000	8,372
*	Burwill Holdings, Ltd.	882,000	1,514
	Cafe de Coral Holdings, Ltd.	206,000	412,856
*	Camsing International Holding, Ltd.	24,000	674
#	Cathay Pacific Airways, Ltd.	414,000	279,532
	Century City International Holdings, Ltd.	320,000	17,345
	CGN Mining Co., Ltd.	475,000	19,941
#*	China Best Group Holding, Ltd.	1,240,000	18,294
*	China Boton Group Co., Ltd.	130,000	30,708
*	China Energy Development Holdings, Ltd.	1,658,000	32,297
	China Motor Bus Co., Ltd.	2,400	28,681
	China New Higher Education Group, Ltd.	180,000	124,997
	China Star Entertainment, Ltd.	940,000	197,546
*	China Strategic Holdings, Ltd.	4,765,000	36,304
	Chinese Estates Holdings, Ltd.	237,500	156,957
*	Chinlink International Holdings, Ltd.	179,600	13,684
	Chinney Investments, Ltd.	48,000	10,150
	Chow Sang Sang Holdings International, Ltd.	134,000	142,843
	Chow Tai Fook Jewellery Group, Ltd.	269,600	290,570
	Chuang's China Investments, Ltd.	440,000	20,458
	Chuang's Consortium International, Ltd.	444,000	56,114
	CK Asset Holdings, Ltd.	330,700	1,836,267
	CK Hutchison Holdings, Ltd.	247,700	1,617,430
	CK Infrastructure Holdings, Ltd.	72,500	378,058
#	CK Life Sciences Intl Holdings, Inc.	846,000	111,499
	CLP Holdings, Ltd.	71,000	671,354
	CNQC International Holdings, Ltd.	342,500	27,445
#	Convenience Retail Asia, Ltd.	92,000	43,902
#*	Convoy Global Holdings, Ltd.	1,758,000	7,100
*	Cosmopolitan International Holdings, Ltd.	76,000	10,978
	Cowell e Holdings, Inc.	127,000	55,118
	Cross-Harbour Holdings, Ltd. (The)	62,671	87,363
	CSI Properties, Ltd.	2,250,000	69,087
*	CST Group, Ltd.	6,304,000	21,064
*	CW Group Holdings, Ltd.	193,500	1,081
	Dah Sing Banking Group, Ltd.	223,600	202,153
	Dah Sing Financial Holdings, Ltd.	78,800	217,761
	Dickson Concepts International, Ltd.	75,000	44,567
#	Dynamic Holdings, Ltd.	12,000	18,484
	Eagle Nice International Holdings, Ltd.	128,000	44,928
	EcoGreen International Group, Ltd.	50,000	7,615
*	eForce Holdings, Ltd.	408,000	5,322
*	Emperor Capital Group, Ltd.	2,052,000	42,718
	Emperor Entertainment Hotel, Ltd.	220,000	31,246
	Emperor International Holdings, Ltd.	598,000	94,185
	Emperor Watch & Jewellery, Ltd.	1,680,000	25,193
*	ENM Holdings, Ltd.	360,000	32,991
*	Esprit Holdings, Ltd.	824,800	98,053
	Fairwood Holdings, Ltd.	31,500	67,491

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Far East Consortium International, Ltd.	651,026	$193,220
*	Far East Holdings International, Ltd.	117,000	2,205
	Fiber Optic Center, Inc.	310,000	2,100
*	FIH Mobile, Ltd.	1,512,000	167,669
	First Pacific Co., Ltd.	1,030,000	215,041
*	First Shanghai Investments, Ltd.	392,000	19,498
	Fountain SET Holdings, Ltd.	350,000	40,638
*	Freeman Fintech Corp, Ltd.	532,000	4,633
	Fuguiniao Co., Ltd.	37,999	3,567
	Galaxy Entertainment Group, Ltd.	227,000	1,548,081
#*	Genting Hong Kong, Ltd.	188,000	12,019
	Get Nice Holdings, Ltd.	3,476,000	75,833
	Giordano International, Ltd.	818,000	120,457
	Golden Resources Development International, Ltd.	152,000	9,815
#*	Gold-Finance Holdings, Ltd.	184,000	321
*	Good Resources Holdings, Ltd.	630,000	7,318
*	Goodbaby International Holdings, Ltd.	422,000	70,259
	Great Eagle Holdings, Ltd.	111,214	251,766
*	Great Harvest Maeta Group Holdings, Ltd.	42,500	5,483
*	G-Resources Group, Ltd.	11,061,000	69,911
	Group Sense International, Ltd.	390,000	4,328
	Guoco Group, Ltd.	2,000	27,244
#	Guotai Junan International Holdings, Ltd.	1,273,000	180,944
	Haitong International Securities Group, Ltd.	1,043,770	281,869
	Hang Lung Group, Ltd.	340,000	822,800
	Hang Lung Properties, Ltd.	330,000	809,609
#	Hang Seng Bank, Ltd.	102,900	1,619,084
	Hanison Construction Holdings, Ltd.	60,757	7,996
*	Hao Tian Development Group, Ltd.	500,500	19,351
	Henderson Land Development Co., Ltd.	207,909	778,106
	HK Electric Investments & HK Electric Investments, Ltd.	260,000	269,072
	HKBN, Ltd.	247,000	456,281
	HKR International, Ltd.	388,960	155,134
	HKT Trust & HKT, Ltd.	653,000	962,188
	Hon Kwok Land Investment Co., Ltd.	22,000	7,382
	Hong Kong & China Gas Co., Ltd.	245,875	352,297
	Hong Kong Exchanges & Clearing, Ltd.	72,246	3,439,859
	Hong Kong Ferry Holdings Co., Ltd.	18,000	13,464
#*	Hong Kong Finance Investment Holding Group, Ltd.	570,000	48,531
	Hongkong & Shanghai Hotels, Ltd. (The)	212,183	173,969
	Hosa International, Inc.	144,000	1,011
	Hsin Chong Group Holdings, Ltd.	620,000	5,248
	Hung Hing Printing Group, Ltd.	74,000	9,261
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	746,000	122,222
	Hysan Development Co., Ltd.	139,000	384,011
*	I-CABLE Communications, Ltd.	800,100	6,395
*	Imagi International Holdings, Ltd.	90,300	9,381
	International Housewares Retail Co., Ltd.	113,000	32,228
	IPE Group, Ltd.	180,000	15,464
#*	IRC, Ltd.	1,928,000	24,631
	IT, Ltd.	364,000	47,004
#	ITC Properties Group, Ltd.	189,927	21,300
	Jacobson Pharma Corp., Ltd.	54,000	7,814
	Johnson Electric Holdings, Ltd.	182,500	335,874
	Karrie International Holdings, Ltd.	338,000	48,452
	Kerry Logistics Network, Ltd.	283,500	464,688
	Kerry Properties, Ltd.	209,000	497,337
	Kingmaker Footwear Holdings, Ltd.	158,000	12,845
	Kingston Financial Group, Ltd.	962,000	88,245

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co., Ltd.	150,000	$159,816
	Kwoon Chung Bus Holdings, Ltd.	22,000	6,189
	Lai Sun Development Co., Ltd.	97,880	104,718
*	Landing International Development, Ltd.	679,800	21,336
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	381,000	46,803
	Lifestyle International Holdings, Ltd.	220,500	178,821
	Lippo China Resources, Ltd.	810,000	14,840
	Lippo, Ltd.	58,000	17,815
	Liu Chong Hing Investment, Ltd.	96,000	81,388
	L'Occitane International SA	208,000	349,850
	Luk Fook Holdings International, Ltd.	150,000	321,763
	Lung Kee Bermuda Holdings	74,000	20,053
*	Macau Legend Development, Ltd.	873,000	112,693
	Man Wah Holdings, Ltd.	747,200	848,648
#	Mason Group Holdings, Ltd.	9,010,798	47,751
	Master Glory Group, Ltd.	197,847	1,246
*	Meilleure Health International Industry Group, Ltd.	6,000	252
	Melco International Development, Ltd.	253,000	477,615
	Melco Resorts & Entertainment, Ltd., ADR	3,081	50,713
	MGM China Holdings, Ltd.	242,400	302,073
*	Midland Holdings, Ltd.	154,854	14,592
	Ming Fai International Holdings, Ltd.	139,000	11,837
	Miramar Hotel & Investment	79,000	126,823
	Mobvista, Inc.	26,000	14,349
	Modern Dental Group, Ltd.	140,000	23,876
	MTR Corp., Ltd.	66,833	332,136
	NagaCorp., Ltd.	774,000	827,345
	Nameson Holdings, Ltd.	354,000	16,444
	New World Development Co., Ltd.	27,952	136,483
*	NewOcean Energy Holdings, Ltd.	370,000	33,937
#	NOVA Group Holdings, Ltd.	110,000	2,056
#	NWS Holdings, Ltd.	485,116	376,034
	OP Financial, Ltd.	148,000	20,261
	Oriental Watch Holdings	220,000	55,624
	Oshidori International Holdings, Ltd.	1,594,198	199,714
	Pacific Basin Shipping, Ltd.	1,992,000	244,590
	Pacific Textiles Holdings, Ltd.	531,000	248,180
	Paliburg Holdings, Ltd.	128,000	30,205
#*	Paradise Entertainment, Ltd.	132,000	16,192
*	PC Partner Group, Ltd.	122,000	24,272
#	PCCW, Ltd.	2,124,000	1,197,412
	Perennial Energy Holdings, Ltd.	30,000	13,595
	Perfect Shape Medical, Ltd.	124,000	47,921
	Pico Far East Holdings, Ltd.	324,000	42,647
	Playmates Holdings, Ltd.	260,000	28,518
*	Playmates Toys, Ltd.	300,000	9,487
	Polytec Asset Holdings, Ltd.	419,300	38,995
	Power Assets Holdings, Ltd.	117,500	654,365
*	Prada SpA	153,700	593,326
	Prinx Chengshan Cayman Holding, Ltd.	10,000	10,505
#*	PT International Development Co., Ltd.	454,000	16,095
	Public Financial Holdings, Ltd.	198,000	48,587
*	PYI Corp., Ltd.	446,000	4,026
	Regal Hotels International Holdings, Ltd.	150,000	55,182
	Regina Miracle International Holdings, Ltd.	81,000	23,303
	Sa Sa International Holdings, Ltd.	639,838	92,641
	Safety Godown Co., Ltd.	8,000	7,941
	Sands China, Ltd.	145,600	555,146

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SAS Dragon Holdings, Ltd.	88,000	$26,796
	SEA Holdings, Ltd.	60,582	47,398
	Shangri-La Asia, Ltd.	566,000	409,531
	Shenwan Hongyuan HK, Ltd.	120,000	16,417
	Shoucheng Holdings, Ltd.	676,800	170,461
	Shun Tak Holdings, Ltd.	720,000	259,394
*	Sincere Watch Hong Kong, Ltd.	430,000	3,888
	Sing Tao News Corp., Ltd.	146,000	28,621
#	Singamas Container Holdings, Ltd.	870,000	40,404
	Sino Land Co., Ltd.	485,204	587,915
	Sitoy Group Holdings, Ltd.	176,000	8,409
	SJM Holdings, Ltd.	607,000	684,915
	SmarTone Telecommunications Holdings, Ltd.	238,500	124,556
*	SOCAM Development, Ltd.	26,610	5,293
	Soundwill Holdings, Ltd.	41,000	35,997
	Stella International Holdings, Ltd.	163,000	158,528
*	Summit Ascent Holdings, Ltd.	256,000	15,884
	Sun Hung Kai & Co., Ltd.	211,000	81,468
	Sun Hung Kai Properties, Ltd.	103,500	1,258,745
	SUNeVision Holdings, Ltd.	80,000	59,800
	Swire Pacific, Ltd., Class A	100,000	492,416
	Swire Pacific, Ltd., Class B	167,500	148,352
	Swire Properties, Ltd.	90,000	207,989
	TAI Cheung Holdings, Ltd.	164,000	103,733
#	Tao Heung Holdings, Ltd.	168,000	19,087
	Tech-Pro, Inc.	1,538,000	2,540
	Techtronic Industries Co., Ltd.	197,500	2,065,659
	Television Broadcasts, Ltd.	147,400	171,791
	Texwinca Holdings, Ltd.	404,000	57,362
#*	TOM Group, Ltd.	54,000	9,586
#*	Town Health International Medical Group, Ltd.	274,000	4,561
	Tradelink Electronic Commerce, Ltd.	290,000	33,316
	Transport International Holdings, Ltd.	89,646	166,819
	Tsui Wah Holdings, Ltd.	264,000	9,538
	Union Medical Healthcare, Ltd.	47,000	24,874
	United Laboratories International Holdings, Ltd. (The)	338,000	315,469
	Value Partners Group, Ltd.	145,000	73,060
	Valuetronics Holdings, Ltd.	220,780	91,843
	Vedan International Holdings, Ltd.	124,000	12,959
	Vitasoy International Holdings, Ltd.	262,000	996,013
	VPower Group International Holdings, Ltd.	43,000	17,155
	VSTECS Holdings, Ltd.	350,000	205,734
	VTech Holdings, Ltd.	58,600	317,917
	Wai Kee Holdings, Ltd.	62,000	30,362
	Wang On Group, Ltd.	4,680,000	42,271
	WH Group, Ltd.	2,349,000	2,090,979
	Wharf Holdings, Ltd. (The)	417,000	708,451
	Wharf Real Estate Investment Co., Ltd.	219,000	774,572
	Wing Tai Properties, Ltd.	52,000	28,410
	Wonderful Sky Financial Group Holdings, Ltd.	94,000	8,642
	Wynn Macau, Ltd.	184,800	324,106
*	Xingye Alloy Materials Group, Ltd.	86,000	11,770
	Xinyi Glass Holdings, Ltd.	918,000	1,346,843
#	YT Realty Group, Ltd.	62,245	17,642
	Yue Yuen Industrial Holdings, Ltd.	340,000	539,629
#*	Zhaobangji Properties Holdings, Ltd.	136,000	19,655
TOTAL HONG KONG			56,036,551

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	174,917	$220,494
*	MOL Hungarian Oil & Gas P.L.C.	176,173	1,037,788
*	OTP Bank P.L.C.	19,097	683,995
	Richter Gedeon Nyrt	19,954	461,682
TOTAL HUNGARY			2,403,959
INDIA — (3.1%)
*	3M India, Ltd.	498	140,298
	Aarti Drugs, Ltd.	3,902	90,479
	Aarti Industries, Ltd.	20,266	267,788
*	Aarti Surfactants, Ltd.	1,013	3,333
	ABB India, Ltd.	1,147	13,731
*	ABB Powar Products & System India, Ltd.	229	2,748
	Abbott India, Ltd.	863	179,559
	ACC, Ltd.	11,892	226,564
	Adani Enterprises, Ltd.	32,514	76,829
	Adani Gas, Ltd.	87,517	178,276
*	Adani Green Energy, Ltd.	66,600	303,698
	Adani Ports & Special Economic Zone, Ltd.	82,442	346,253
*	Adani Power, Ltd.	468,478	221,175
*	Adani Transmissions, Ltd.	105,739	332,527
*	Aditya Birla Capital, Ltd.	190,334	138,229
*	Aditya Birla Fashion and Retail, Ltd.	49,641	82,208
	Advanced Enzyme Technologies, Ltd.	14,719	37,295
	Aegis Logistics, Ltd.	25,160	63,755
	Agro Tech Foods, Ltd.	1,165	9,099
	Ahluwalia Contracts India, Ltd.	1,883	5,447
	AIA Engineering, Ltd.	6,681	147,460
	Ajanta Pharma, Ltd.	12,094	264,420
	Akzo Nobel India, Ltd.	2,300	58,198
	Alembic Pharmaceuticals, Ltd.	25,708	337,927
	Alembic, Ltd.	28,091	29,722
	Alkyl Amines Chemicals	1,008	30,309
	Allcargo Logistics, Ltd.	31,372	39,259
	Amara Raja Batteries, Ltd.	20,590	195,062
	Ambuja Cements, Ltd.	205,102	600,180
*	Amtek Auto, Ltd.	25,857	178
	Anant Raj, Ltd.	44,042	12,504
	Apar Industries, Ltd.	5,035	20,317
	APL Apollo Tubes, Ltd.	3,758	90,441
	Apollo Hospitals Enterprise, Ltd.	11,573	260,357
	Apollo Tyres, Ltd.	127,582	184,161
*	Arvind Fashions, Ltd.	19,557	32,039
	Arvind, Ltd.	33,419	12,761
	Asahi India Glass, Ltd.	16,342	37,892
	Ashok Leyland, Ltd.	417,902	271,405
*	Ashoka Buildcon, Ltd.	26,970	18,313
	Asian Paints, Ltd.	22,199	509,599
*	Aster DM Healthcare, Ltd.	22,456	39,467
	Astral Poly Technik, Ltd.	10,589	136,932
	Atul, Ltd.	3,254	218,903
	Aurobindo Pharma, Ltd.	130,293	1,529,107
	Automotive Axles, Ltd.	3,296	22,677
	Avanti Feeds, Ltd.	16,178	96,445
*	Avenue Supermarts, Ltd.	11,722	322,189
	Axis Bank, Ltd.	132,219	762,829
	Bajaj Auto, Ltd.	5,680	227,475
*	Bajaj Consumer Care, Ltd.	18,382	43,199
	Bajaj Electricals, Ltd.	13,651	76,774

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Finance, Ltd.	11,609	$505,087
	Bajaj Finserv, Ltd.	5,764	477,648
*	Bajaj Hindusthan Sugar, Ltd.	134,537	10,061
	Bajaj Holdings & Investment, Ltd.	8,383	295,052
	Balaji Amines, Ltd.	4,219	31,945
	Balkrishna Industries, Ltd.	23,789	419,959
	Balmer Lawrie & Co., Ltd.	37,109	54,757
	Balrampur Chini Mills, Ltd.	76,326	128,165
	Bandhan Bank, Ltd.	18,404	84,449
*	Bank of Baroda	256,940	159,852
*	Bank of Maharashtra	643,173	104,618
	BASF India, Ltd.	2,387	42,717
	Bata India, Ltd.	8,574	145,130
	BEML, Ltd.	2,678	22,901
	Berger Paints India, Ltd.	33,662	236,268
	Bhansali Engineering Polymers, Ltd.	13,207	7,575
	Bharat Dyanamics, Ltd.	6,506	33,438
	Bharat Electronics, Ltd.	242,806	311,590
	Bharat Forge, Ltd.	82,220	418,254
	Bharat Heavy Electricals, Ltd.	215,025	103,794
	Bharat Petroleum Corp., Ltd.	58,582	323,375
	Bharat Rasayan, Ltd.	275	34,480
*	Bharti Airtel, Ltd.	356,657	2,642,775
	Bharti Infratel, Ltd.	117,400	300,681
*	Biocon, Ltd.	24,159	132,452
	Birla Corp., Ltd.	9,881	78,610
*	Birlasoft, Ltd.	76,048	121,210
	Bliss Gvs Pharma, Ltd.	16,236	23,262
*	Blue Dart Express, Ltd.	1,564	42,886
	Blue Star, Ltd.	6,502	42,127
	Bodal Chemicals, Ltd.	20,599	20,270
	Bombay Dyeing & Manufacturing Co., Ltd.	30,998	24,451
	Borosil Renewables, Ltd.	14,247	14,684
*	Borosil, Ltd.	14,247	28,185
	Bosch, Ltd.	1,792	313,720
	Brigade Enterprises, Ltd.	23,168	43,392
	Britannia Industries, Ltd.	7,461	381,531
	BSE, Ltd.	5,002	34,384
	Cadila Healthcare, Ltd.	66,448	346,877
	Can Fin Homes, Ltd.	23,250	113,511
*	Canara Bank	154,765	210,302
	Capacit'e Infraprojects, Ltd.	8,742	10,964
	Caplin Point Laboratories, Ltd.	5,976	34,631
	Carborundum Universal, Ltd.	21,129	69,820
	Care Ratings, Ltd.	7,237	40,964
	Castrol India, Ltd.	102,916	156,423
	CCL Products India, Ltd.	36,778	115,165
	Ceat, Ltd.	8,354	96,812
	Central Depository Services India, Ltd.	4,556	21,293
	Century Plyboards India, Ltd.	21,503	36,830
	Century Textiles & Industries, Ltd.	18,623	76,415
	Cera Sanitaryware, Ltd.	2,805	83,897
	CESC, Ltd.	15,790	115,852
	Chambal Fertilizers & Chemicals, Ltd.	67,533	142,338
*	Chennai Petroleum Corp., Ltd.	13,408	14,322
	Chennai Super Kings Cricket, Ltd.	52,326	295
*	Cholamandalam Financial Holdings, Ltd.	25,504	112,739
	Cholamandalam Investment and Finance Co., Ltd.	100,903	272,637
	Cipla, Ltd.	61,111	588,222

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	City Union Bank, Ltd.	73,408	$118,611
	Coal India, Ltd.	114,694	198,383
	Cochin Shipyard, Ltd.	16,230	71,302
*	Coffee Day Enterprises, Ltd.	10,998	3,192
	Coforge, Ltd.	3,028	77,969
	Colgate-Palmolive India, Ltd.	14,777	280,681
	Container Corp. Of India, Ltd.	45,196	271,416
	Coromandel International, Ltd.	43,719	454,872
*	CreditAccess Grameen, Ltd.	3,366	23,064
	CRISIL, Ltd.	5,681	128,878
	Crompton Greaves Consumer Electricals, Ltd.	118,788	390,102
	Cummins India, Ltd.	9,407	50,319
	Cyient, Ltd.	9,656	42,605
	Dabur India, Ltd.	53,464	365,813
*	Dalmia Bharat, Ltd.	23,498	238,689
	DB Corp., Ltd.	24,605	23,880
*	DCB Bank, Ltd.	84,198	87,358
	DCM Shriram, Ltd.	20,669	93,870
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	12,703	27,203
	Deepak Nitrite, Ltd.	7,234	62,548
	Delta Corp., Ltd.	32,285	36,950
*	DEN Networks, Ltd.	14,544	15,294
	Dhampur Sugar Mills, Ltd.	11,915	20,078
	Dhanuka Agritech, Ltd.	5,798	61,364
	Dilip Buildcon, Ltd.	15,884	59,191
*	Dish TV India, Ltd.	100,541	9,618
	Dishman Carbogen Amcis, Ltd.	27,694	72,625
	Divi's Laboratories, Ltd.	18,399	643,047
	Dixon Technologies India, Ltd.	553	56,612
	DLF, Ltd.	156,742	294,439
	Dr Lal PathLabs, Ltd.	4,848	121,701
	Dr Reddy's Laboratories, Ltd.	9,669	585,895
	Dredging Corp. of India, Ltd.	1,813	6,263
	eClerx Services, Ltd.	10,525	67,607
	Edelweiss Financial Services, Ltd.	141,455	143,873
	Eicher Motors, Ltd.	1,653	454,810
*	EID Parry India, Ltd.	27,575	107,336
	EIH, Ltd.	34,031	29,278
	Elgi Equipments, Ltd.	6,868	14,568
	Emami, Ltd.	31,132	99,734
	Endurance Technologies, Ltd.	4,761	57,176
	Engineers India, Ltd.	64,564	55,504
	Eris Lifesciences, Ltd.	2,384	15,653
	Escorts, Ltd.	21,460	323,772
	Essel Propack, Ltd.	10,881	34,063
	Excel Industries, Ltd.	767	7,615
	Exide Industries, Ltd.	110,985	230,259
	Fairchem Speciality, Ltd.	1,483	11,910
	FDC, Ltd.	13,382	53,570
*	Federal Bank, Ltd.	595,372	427,424
	Fine Organic Industries, Ltd.	725	20,569
	Finolex Cables, Ltd.	17,786	64,309
	Finolex Industries, Ltd.	14,401	88,849
	Firstsource Solutions, Ltd.	78,315	51,048
	Force Motors, Ltd.	3,168	37,557
*	Fortis Healthcare, Ltd.	183,158	338,427
*	Future Consumer, Ltd.	53,466	8,005
*	Future Enterprises, Ltd.	73,595	15,987
	Future Lifestyle Fashions, Ltd.	6,919	10,550

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gabriel India, Ltd.	18,231	$20,743
	GAIL India, Ltd.	327,555	423,951
	Galaxy Surfactants, Ltd.	1,273	27,357
	Garware Technical Fibres, Ltd.	4,218	94,301
	Gateway Distriparks, Ltd.	21,066	23,097
	Gati, Ltd.	4,156	2,377
	GE T&D India, Ltd.	23,648	26,257
	General Insurance Corp. of India	16,865	32,294
*	GFL, Ltd.	10,933	11,788
	GHCL, Ltd.	18,451	34,089
	Gillette India, Ltd.	1,460	97,957
	GlaxoSmithKline Pharmaceuticals, Ltd.	4,376	84,073
	Glenmark Pharmaceuticals, Ltd.	58,036	349,640
	GMM Pfaudler, Ltd.	529	28,831
*	GMR Infrastructure, Ltd.	456,322	132,902
	Godfrey Phillips India, Ltd.	5,565	68,027
	Godrej Consumer Products, Ltd.	33,599	310,820
	Godrej Industries, Ltd.	28,932	136,730
*	Godrej Properties, Ltd.	845	10,528
	Granules India, Ltd.	57,964	211,855
	Graphite India, Ltd.	5,384	11,874
	Grasim Industries, Ltd.	85,003	717,513
	Great Eastern Shipping Co., Ltd. (The)	25,115	75,937
*	Greaves Cotton, Ltd.	37,599	40,811
*	Greenpanel Industries, Ltd.	11,914	6,057
	Greenply Industries, Ltd.	11,914	13,618
	Grindwell Norton, Ltd.	6,276	40,314
	Gujarat Alkalies & Chemicals, Ltd.	9,787	41,420
	Gujarat Ambuja Exports, Ltd.	18,206	40,603
*	Gujarat Fluorochemicals, Ltd.	10,933	59,690
	Gujarat Gas, Ltd.	49,860	194,430
	Gujarat Industries Power Co., Ltd.	5,497	5,094
	Gujarat Mineral Development Corp., Ltd.	43,682	24,047
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,478	42,653
	Gujarat Pipavav Port, Ltd.	89,581	89,342
	Gujarat State Petronet, Ltd.	79,360	216,071
	Gulf Oil Lubricants India, Ltd.	3,107	23,797
	Hatsun Agro Products, Ltd.	8,409	74,148
	Havells India, Ltd.	37,085	288,781
	HCL Technologies, Ltd.	172,553	1,624,146
	HDFC Asset Management Co., Ltd.	3,334	107,668
	HDFC Bank Ltd.	182,588	2,523,218
*	HDFC Life Insurance Co., Ltd.	52,375	438,804
*	HealthCare Global Enterprises, Ltd.	2,300	3,883
	HEG, Ltd.	1,530	14,915
	HeidelbergCement India, Ltd.	34,643	85,925
*	Hemisphere Properties India, Ltd.	14,869	6,216
	Heritage Foods, Ltd.	7,562	31,514
	Hero MotoCorp, Ltd.	36,123	1,283,664
	Hester Biosciences, Ltd.	789	13,896
	Hexaware Technologies, Ltd.	48,535	247,958
	HFCL, Ltd.	235,479	39,039
	Hikal, Ltd.	22,547	46,758
	HIL, Ltd.	1,370	22,722
	Himadri Speciality Chemical, Ltd.	41,325	23,646
	Himatsingka Seide, Ltd.	16,762	13,752
	Hindalco Industries, Ltd.	335,067	736,828
	Hinduja Global Solutions, Ltd.	3,563	38,262
*	Hindustan Oil Exploration Co., Ltd.	6,123	5,276

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Petroleum Corp., Ltd.	107,239	$308,040
	Hindustan Unilever, Ltd.	36,054	1,063,604
	Honda India Power Products, Ltd.	538	7,227
	Honeywell Automation India, Ltd.	113	40,700
	Housing Development Finance Corp., Ltd.	71,710	1,709,795
	Huhtamaki PPL, Ltd.	7,123	22,923
*	ICICI Bank, Ltd., Sponsored ADR	87,297	819,719
*	ICICI Bank, Ltd.	115,986	540,380
	ICICI Lombard General Insurance Co., Ltd.	3,540	61,355
	ICICI Prudential Life Insurance Co., Ltd.	17,268	104,224
	ICICI Securities, Ltd.	18,452	112,279
*	IDFC First Bank, Ltd.	1,049,021	372,807
	IDFC, Ltd.	434,035	110,702
*	IFB Industries, Ltd.	923	4,584
*	IFCI, Ltd.	305,817	25,267
	IIFL Finance, Ltd.	55,498	49,917
	IIFL Securities, Ltd.	28,342	14,621
	IIFL Wealth Management, Ltd.	4,889	71,631
	India Cements, Ltd. (The)	98,908	147,742
	India Glycols, Ltd.	4,576	16,440
	Indiabulls Housing Finance, Ltd.	122,262	308,396
*	Indiabulls Real Estate, Ltd.	117,594	80,185
	Indiabulls Ventures, Ltd.	81,210	124,463
	Indiabulls Ventures, Ltd.	1,855	904
*	Indian Bank	72,098	56,119
	Indian Energy Exchange, Ltd.	8,318	19,900
	Indian Hotels Co., Ltd. (The)	120,980	123,153
	Indian Hume Pipe Co., Ltd. (The)	6,838	15,128
	Indian Oil Corp., Ltd.	163,516	193,316
*	Indian Overseas Bank	508,726	70,173
	Indo Count Industries, Ltd.	29,913	25,925
	Indoco Remedies, Ltd.	3,978	12,083
*	Indraprastha Gas, Ltd.	42,275	228,243
	IndusInd Bank, Ltd.	16,030	111,765
	Infibeam Avenues, Ltd.	84,699	86,299
	Info Edge India, Ltd.	1,739	74,102
	Infosys, Ltd., Sponsored ADR	57,600	740,160
	Infosys, Ltd.	347,300	4,473,722
	Inox Leisure, Ltd.	26,126	80,669
*	Intellect Design Arena, Ltd.	4,799	10,123
	InterGlobe Aviation, Ltd.	8,898	115,926
	IOL Chemicals and Pharmaceuticals, Ltd.	8,855	92,861
	Ipca Laboratories, Ltd.	10,606	267,238
	IRB Infrastructure Developers, Ltd.	46,610	75,112
	IRCON International, Ltd.	22,130	27,011
	ITC, Ltd.	482,305	1,250,072
	ITD Cementation India, Ltd.	22,260	13,466
	J Kumar Infraprojects, Ltd.	11,676	14,875
	Jagran Prakashan, Ltd.	16,241	8,273
	Jai Corp., Ltd.	15,986	18,532
*	Jain Irrigation Systems, Ltd.	50,448	6,809
*	Jaiprakash Power Ventures, Ltd.	239,763	7,023
*	Jammu & Kashmir Bank, Ltd. (The)	91,753	19,455
	Jamna Auto Industries, Ltd.	36,938	14,034
	JB Chemicals & Pharmaceuticals, Ltd.	8,492	83,250
	Jindal Poly Films, Ltd.	4,651	23,156
	Jindal Saw, Ltd.	68,205	50,310
*	Jindal Stainless Hisar, Ltd.	44,114	42,192
*	Jindal Stainless, Ltd.	65,731	31,117

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jindal Steel & Power, Ltd.	127,168	$316,339
	JK Cement, Ltd.	9,251	185,114
	JK Lakshmi Cement, Ltd.	14,891	59,252
	JK Paper, Ltd.	39,899	50,221
	JK Tyre & Industries, Ltd.	33,904	29,578
	JM Financial, Ltd.	118,794	117,741
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,702	46,942
	JSW Energy, Ltd.	162,361	99,573
	JSW Steel, Ltd.	336,504	994,286
	JTEKT India, Ltd.	36,684	30,096
	Jubilant Foodworks, Ltd.	20,141	465,075
	Jubilant Life Sciences, Ltd.	47,407	503,507
*	Just Dial, Ltd.	9,334	45,880
	Jyothy Labs, Ltd.	16,716	27,370
	Kajaria Ceramics, Ltd.	36,382	196,904
	Kalpataru Power Transmission, Ltd.	20,554	63,149
	Kalyani Steels, Ltd.	8,932	25,740
	Kansai Nerolac Paints, Ltd.	17,289	100,303
	Karnataka Bank, Ltd. (The)	98,727	55,257
	Karur Vysya Bank, Ltd. (The)	162,946	74,764
	Kaveri Seed Co., Ltd.	10,833	87,244
	KEC International, Ltd.	37,781	137,784
	KEI Industries, Ltd.	27,752	129,882
	Kiri Industries, Ltd.	5,697	37,349
	Kirloskar Oil Engines, Ltd.	3,070	4,318
	KNR Constructions, Ltd.	14,656	41,432
	Kolte-Patil Developers, Ltd.	10,366	19,055
	Kotak Mahindra Bank, Ltd.	20,395	371,534
*	KPIT Technologies, Ltd.	58,305	50,586
	KPR Mill, Ltd.	10,842	60,970
	KRBL, Ltd.	25,487	91,998
	KSB, Ltd.	3,391	22,913
	L&T Finance Holdings, Ltd.	267,256	213,826
	L&T TECHNOLOGY SERVICES LTD	4,029	81,169
	Lakshmi Machine Works, Ltd.	1,159	46,620
	Larsen & Toubro Infotech, Ltd.	7,341	236,313
	Larsen & Toubro, Ltd.	29,943	365,497
	Laurus Labs, Ltd.	8,048	101,356
	LG Balakrishnan & Bros, Ltd.	1,990	6,045
	LIC Housing Finance, Ltd.	108,368	380,415
*	Linde India, Ltd.	3,102	25,973
	LT Foods, Ltd.	41,256	28,617
	Lumax Industries, Ltd.	1,052	17,507
	Lupin, Ltd.	75,889	936,344
	LUX Industries, Ltd.	1,387	20,938
	Magma Fincorp, Ltd.	67,121	23,042
	Mahanagar Gas, Ltd.	9,680	125,753
	Maharashtra Scooters, Ltd.	1,426	57,412
	Maharashtra Seamless, Ltd.	9,479	24,945
*	Mahindra & Mahindra Financial Services, Ltd.	170,771	297,115
	Mahindra & Mahindra, Ltd.	119,521	972,815
*	Mahindra CIE Automotive, Ltd.	39,842	57,859
*	Mahindra Holidays & Resorts India, Ltd.	23,216	49,251
	Mahindra Lifespace Developers, Ltd.	10,741	30,389
	Mahindra Logistics, Ltd.	1,951	7,801
	Majesco, Ltd.	3,087	24,621
	Manappuram Finance, Ltd.	235,523	500,706
*	Mangalore Refinery & Petrochemicals, Ltd.	40,362	19,604
	Marico, Ltd.	102,266	496,730

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Marksans Pharma, Ltd.	74,161	$39,364
	Maruti Suzuki India, Ltd.	8,648	722,483
	MAS Financial Services, Ltd.	4,593	39,251
	Mastek, Ltd.	4,519	34,447
*	Max Financial Services, Ltd.	13,365	99,500
*	Max India, Ltd.	39,284	36,074
	Mayur Uniquoters, Ltd.	8,640	25,535
	Meghmani Organics, Ltd.	33,015	26,286
	Minda Industries, Ltd.	27,183	102,684
	Mindtree, Ltd.	10,231	148,252
	Mishra Dhatu Nigam, Ltd.	5,601	15,029
	MOIL, Ltd.	25,672	48,726
*	Morepen Laboratories, Ltd.	25,505	7,824
	Motherson Sumi Systems, Ltd.	370,814	472,005
	Motilal Oswal Financial Services, Ltd.	14,330	129,663
	Mphasis, Ltd.	33,803	518,860
	MRF, Ltd.	404	329,960
	Multi Commodity Exchange of India, Ltd.	3,463	79,333
	Muthoot Finance, Ltd.	66,141	1,122,484
	Narayana Hrudayalaya, Ltd.	9,217	35,943
	Natco Pharma, Ltd.	32,406	341,718
	National Aluminium Co., Ltd.	244,294	107,202
	Nava Bharat Ventures, Ltd.	42,413	26,116
	Navin Fluorine International, Ltd.	2,409	56,941
	Navneet Education, Ltd.	39,220	38,407
	NBCC India, Ltd.	25,870	8,036
	NCC, Ltd.	105,665	40,935
	NESCO, Ltd.	8,606	50,228
	Nestle India, Ltd.	2,994	659,996
	NHPC, Ltd.	332,705	89,975
	NIIT, Ltd.	21,787	28,156
	Nilkamal, Ltd.	2,650	43,633
	NLC India, Ltd.	66,590	42,425
	NMDC, Ltd.	262,907	295,390
	NOCIL, Ltd.	34,157	48,075
	NRB Bearings, Ltd.	20,512	21,408
	NTPC, Ltd.	184,841	214,537
	Oberoi Realty, Ltd.	33,277	154,118
	Oil & Natural Gas Corp., Ltd.	112,193	117,537
	Oil India, Ltd.	67,389	86,605
	Omaxe, Ltd.	19,919	22,315
	Oracle Financial Services Software, Ltd.	3,772	147,781
	Orient Cement, Ltd.	24,311	20,843
	Orient Electric, Ltd.	12,332	29,657
	Orient Refractories, Ltd.	10,208	23,302
	Oriental Carbon & Chemicals, Ltd.	634	6,623
	Page Industries, Ltd.	938	248,071
	Paisalo Digital, Ltd.	5,849	25,174
	Parag Milk Foods, Ltd.	11,590	13,068
*	PC Jeweller, Ltd.	54,077	10,794
	Persistent Systems, Ltd.	16,947	208,281
	Petronet LNG, Ltd.	293,933	971,785
	Pfizer, Ltd.	2,126	121,422
	Phillips Carbon Black, Ltd.	30,584	39,191
	Phoenix Mills, Ltd. (The)	13,613	112,026
	PI Industries, Ltd.	28,058	662,177
	Pidilite Industries, Ltd.	13,377	243,022
	Piramal Enterprises, Ltd.	31,505	620,885
*	PNB Housing Finance, Ltd.	5,256	14,820

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PNC Infratech, Ltd.	30,500	$54,378
	Poly Medicure, Ltd.	3,192	16,543
	Polyplex Corp., Ltd.	5,156	40,422
	Power Finance Corp., Ltd.	243,742	263,999
	Power Grid Corp. of India, Ltd.	162,617	387,433
	Praj Industries, Ltd.	23,067	18,389
	Prakash Industries, Ltd.	18,009	7,908
	Prestige Estates Projects, Ltd.	51,311	133,717
	Prism Johnson, Ltd.	43,150	25,565
*	Procter & Gamble Health, Ltd.	1,041	57,961
	Procter & Gamble Hygiene & Health Care, Ltd.	1,703	234,597
	PSP Projects, Ltd.	3,112	16,624
	PTC India Financial Services, Ltd.	58,589	13,742
	PTC India, Ltd.	80,783	56,076
*	Punjab National Bank	439,236	187,557
	PVR, Ltd.	10,932	158,618
	PVR, Ltd.	814	11,800
*	Quess Corp., Ltd.	19,671	96,149
	Quick Heal Technologies, Ltd.	2,580	3,813
	Radico Khaitan, Ltd.	16,295	80,355
	Rain Industries Ltd.	41,827	51,368
	Rajesh Exports, Ltd.	35,316	215,477
	Rallis India, Ltd.	20,715	80,450
	Ramco Cements, Ltd. (The)	24,308	224,643
	Ramco Industries, Ltd.	13,704	31,298
	Rashtriya Chemicals & Fertilizers, Ltd.	35,779	22,266
	Ratnamani Metals & Tubes, Ltd.	3,945	55,647
*	Raymond, Ltd.	11,792	37,722
	RBL Bank, Ltd.	166,620	376,467
	REC, Ltd.	465,292	623,562
	Redington India, Ltd.	104,718	126,824
	Relaxo Footwears, Ltd.	12,843	103,337
	Reliance Industries, Ltd.	306,222	8,480,628
*	Reliance Power, Ltd.	208,281	9,175
	Repco Home Finance, Ltd.	16,370	31,560
	Sadbhav Engineering, Ltd.	32,076	18,305
	Sanofi India, Ltd.	2,330	242,269
	Sasken Technologies, Ltd.	757	5,495
*	SBI Life Insurance Co., Ltd.	4,052	49,302
	Schaeffler India, Ltd.	912	43,454
	Security & Intelligence Services India, Ltd.	2,382	11,499
	Sequent Scientific, Ltd.	6,658	10,887
	SH Kelkar & Co., Ltd.	1,304	1,245
	Sharda Cropchem, Ltd.	10,452	40,593
*	Sheela Foam, Ltd.	1,669	31,398
	Shilpa Medicare, Ltd.	7,390	55,205
*	Shipping Corp. of India, Ltd.	59,327	42,668
	Shoppers Stop, Ltd.	2,038	4,305
	Shree Cement, Ltd.	734	212,323
	Shriram City Union Finance, Ltd.	7,575	66,448
	Shriram Transport Finance Co., Ltd.	53,743	495,782
	Shriram Transport Finance Co., Ltd.	6,201	57,399
	Siemens, Ltd.	3,071	47,655
	SKF India, Ltd.	2,554	50,172
	SML ISUZU, Ltd.	1,708	9,061
	Sobha, Ltd.	19,594	57,400
	Solar Industries India, Ltd.	6,105	81,190
	Solara Active Pharma Sciences, Ltd.	3,320	34,056
	Somany Ceramics, Ltd.	1,500	2,567

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Somany Home Innovation, Ltd.	8,539	$8,182
	Sonata Software, Ltd.	20,977	74,211
	South Indian Bank, Ltd. (The)	549,897	50,932
	SRF, Ltd.	6,328	319,748
	Srikalahasthi Pipes, Ltd.	2,877	6,976
	Star Cement, Ltd.	13,860	16,432
*	State Bank of India	130,826	332,956
*	State Bank of India, GDR	437	10,969
	Steel Authority of India, Ltd.	277,659	126,956
	Sterlite Technologies, Ltd.	52,825	86,063
	Strides Pharma Science, Ltd.	21,638	126,152
	Subros, Ltd.	10,122	24,253
	Sudarshan Chemical Industries	11,301	61,861
	Sun Pharmaceutical Industries, Ltd.	138,006	991,526
	Sun TV Network, Ltd.	29,483	152,379
	Sundaram Finance Holdings, Ltd.	4,906	3,080
	Sundaram Finance, Ltd.	7,810	132,573
	Sundaram-Clayton, Ltd.	123	2,557
	Sundram Fasteners, Ltd.	15,180	84,414
	Sunteck Realty, Ltd.	26,148	64,585
	Suprajit Engineering, Ltd.	15,143	30,784
	Supreme Industries, Ltd.	13,018	224,236
	Supreme Petrochem, Ltd.	11,031	26,647
*	Suven Pharmaceuticals, Ltd.	27,602	230,689
	Swaraj Engines, Ltd.	1,242	22,429
	Symphony, Ltd.	1,873	21,151
	Syngene International, Ltd.	19,425	126,344
	TAKE Solutions, Ltd.	20,699	11,762
	Tata Chemicals, Ltd.	44,464	182,376
	Tata Communications, Ltd.	14,869	151,138
	Tata Consultancy Services, Ltd.	69,673	2,125,107
	Tata Consumer Products, Ltd.	129,394	739,061
	Tata Elxsi, Ltd.	4,794	60,255
	Tata Metaliks, Ltd.	5,683	37,244
*	Tata Motors, Ltd.	772,966	1,075,390
	Tata Power Co., Ltd. (The)	176,417	114,887
*	Tata Sponge Iron, Ltd.	10,359	35,999
*	Tata Steel BSL, Ltd.	85,356	25,315
	Tata Steel, Ltd.	139,953	691,565
	TCI Express, Ltd.	3,754	35,302
	Tech Mahindra, Ltd.	113,369	1,029,223
*	Techno Electric & Engineering Co., Ltd.	15,018	35,906
	Texmaco Rail & Engineering, Ltd.	30,855	10,763
	Thermax, Ltd.	5,791	57,661
	Thomas Cook India, Ltd.	36,462	14,226
	Thyrocare Technologies, Ltd.	4,402	41,299
	Tide Water Oil Co India, Ltd.	206	11,683
	Time Technoplast, Ltd.	58,614	28,707
	Timken India, Ltd.	3,329	43,075
	Tinplate Co. of India, Ltd. (The)	10,194	17,811
	Titan Co., Ltd.	44,521	622,311
	Torrent Pharmaceuticals, Ltd.	12,854	457,411
	Torrent Power, Ltd.	39,877	173,956
	Transport Corp. of India, Ltd.	10,050	23,037
	Trident, Ltd.	564,080	50,447
	Triveni Engineering & Industries, Ltd.	41,671	30,189
	Triveni Turbine, Ltd.	9,284	7,755
	TTK Prestige, Ltd.	1,020	80,221
	Tube Investments of India, Ltd.	36,180	247,592

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TV Today Network, Ltd.	13,324	$36,277
*	TV18 Broadcast, Ltd.	207,389	92,579
	TVS Srichakra, Ltd.	1,447	27,568
*	UCO Bank	262,100	48,909
	Uflex, Ltd.	11,771	41,644
	UltraTech Cement, Ltd.	11,251	619,932
	Unichem Laboratories, Ltd.	12,905	40,702
*	Union Bank of India	309,460	119,838
	United Breweries, Ltd.	14,180	181,027
*	United Spirits, Ltd.	55,126	427,877
*	UPL, Ltd.	258,990	1,651,520
*	Usha Martin, Ltd.	48,729	12,080
*	VA Tech Wabag, Ltd.	10,297	15,669
	Vaibhav Global, Ltd.	3,521	62,754
	Vakrangee, Ltd.	221,710	83,209
	Vardhman Textiles, Ltd.	6,194	55,165
	Varroc Engineering, Ltd.	8,908	23,473
	Varun Beverages, Ltd.	6,164	58,298
	Vedanta, Ltd.	611,268	932,383
	Vedanta, Ltd., ADR	3,300	19,866
	Venky's India, Ltd.	3,133	43,617
*	Vesuvius India, Ltd.	1,110	12,845
	V-Guard Industries, Ltd.	29,973	65,142
	Vinati Organics, Ltd.	9,924	129,618
	Vindhya Telelinks, Ltd.	1,308	11,380
	VIP Industries, Ltd.	14,795	53,218
	V-Mart Retail, Ltd.	1,571	37,754
*	Vodafone Idea, Ltd.	3,137,702	350,964
	Voltamp Transformers, Ltd.	1,111	15,302
	Voltas, Ltd.	1,260	10,035
	VRL Logistics, Ltd.	13,256	25,998
	VST Industries, Ltd.	1,677	73,015
	VST Tillers Tractors, Ltd.	349	6,290
	WABCO India, Ltd.	883	81,881
	Welspun Corp., Ltd.	34,836	40,843
	Welspun Enterprises, Ltd.	21,331	15,969
	Welspun India, Ltd.	151,349	79,232
	West Coast Paper Mills, Ltd.	14,627	33,602
*	Westlife Development Ltd.	3,471	16,722
	Wheels India, Ltd.	735	4,018
	Whirlpool of India, Ltd.	4,402	122,340
	Wipro, Ltd.	136,554	510,419
*	Wockhardt, Ltd.	14,169	52,321
	Yes Bank, Ltd.	644,005	103,709
	Zee Entertainment Enterprises, Ltd.	268,611	496,507
	Zensar Technologies, Ltd.	22,420	48,009
TOTAL INDIA			106,371,749
INDONESIA — (0.5%)
*	Ace Hardware Indonesia Tbk PT	2,023,900	242,525
	Adaro Energy Tbk PT	8,189,000	612,521
	Adhi Karya Persero Tbk PT	754,695	31,127
*	Adi Sarana Armada Tbk PT	314,400	11,600
*	Agung Podomoro Land Tbk PT	2,382,800	19,183
	AKR Corporindo Tbk PT	537,700	106,472
*	Alam Sutera Realty Tbk PT	5,422,500	45,773
	Aneka Tambang Tbk	3,460,846	173,503
*	Armidian Karyatama Tbk PT	544,900	700
	Astra Agro Lestari Tbk PT	113,200	75,496

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra International Tbk PT	1,641,400	$578,205
	Astra Otoparts Tbk PT	109,700	6,545
*	Asuransi Kresna Mitra Tbk PT	48,700	3,903
	Bank BTPN Syariah Tbk PT	112,600	26,702
*	Bank Bukopin Tbk	2,905,400	35,576
	Bank Central Asia Tbk PT	317,100	679,219
	Bank Danamon Indonesia Tbk PT	628,000	118,205
	Bank Mandiri Persero Tbk PT	1,155,600	459,293
*	Bank Nationalnobu Tbk PT	307,700	15,368
	Bank Negara Indonesia Persero Tbk PT	1,090,700	344,820
*	Bank Pan Indonesia Tbk PT	974,200	53,856
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	61,586
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	61,327
*	Bank Permata Tbk PT	715,805	62,346
	Bank Rakyat Indonesia Persero Tbk PT	5,732,400	1,245,164
	Bank Tabungan Negara Persero Tbk PT	1,366,600	119,240
*	Barito Pacific Tbk PT	8,174,500	534,853
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	17,082
	Blue Bird Tbk PT	168,500	12,875
*	Buana Lintas Lautan Tbk PT	3,163,100	70,116
	Bukit Asam Tbk PT	1,380,500	193,048
*	Bumi Serpong Damai Tbk PT	2,039,100	96,835
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,222
*	Capital Financial Indonesia Tbk PT	373,600	10,084
	Charoen Pokphand Indonesia Tbk PT	1,144,800	488,845
	Ciputra Development Tbk PT	4,754,247	214,060
*	Citra Marga Nusaphala Persada Tbk PT	111,012	7,554
*	Delta Dunia Makmur Tbk PT	3,847,700	68,571
	Dharma Satya Nusantara Tbk PT	534,500	13,390
*	Eagle High Plantations Tbk PT	4,013,600	32,889
	Elnusa Tbk PT	1,799,200	28,079
*	Erajaya Swasembada Tbk PT	636,500	64,070
*	Gajah Tunggal Tbk PT	847,000	31,392
*	Garuda Indonesia Persero Tbk PT	2,201,200	36,723
*	Global Mediacom Tbk PT	3,396,300	49,696
	Gudang Garam Tbk PT	138,300	474,195
*	Hanson International Tbk PT	36,338,700	93,336
*	Harum Energy Tbk PT	450,300	36,479
	Indah Kiat Pulp & Paper Corp. Tbk PT	830,400	445,583
	Indika Energy Tbk PT	744,800	50,190
	Indo Tambangraya Megah Tbk PT	156,500	85,174
*	Indocement Tunggal Prakarsa Tbk PT	78,500	66,656
	Indofood CBP Sukses Makmur Tbk PT	282,100	177,782
	Indofood Sukses Makmur Tbk PT	1,760,200	780,142
	Indo-Rama Synthetics Tbk PT	28,100	4,618
*	Indosat Tbk PT	340,300	53,747
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	714,800	63,746
*	Inti Agri Resources Tbk PT	532,800	1,368
*	Intikeramik Alamasri Industri Tbk PT	1,000,900	3,427
*	Intiland Development Tbk PT	2,720,500	33,233
	Japfa Comfeed Indonesia Tbk PT	2,060,300	150,371
	Jasa Marga Persero Tbk PT	334,204	90,164
	Jaya Real Property Tbk PT	1,298,300	36,706
	Kalbe Farma Tbk PT	2,989,800	321,621
	Kapuas Prima Coal Tbk PT	1,002,500	10,038
*	Kawasan Industri Jababeka Tbk PT	1,296,610	14,044
	KMI Wire & Cable Tbk PT	922,400	24,058
*	Krakatau Steel Persero Tbk PT	1,204,811	31,422
*	Kresna Graha Investama Tbk PT	4,155,300	30,688

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Link Net Tbk PT	322,400	$41,842
*	Lippo Cikarang Tbk PT	725,340	40,672
*	Lippo Karawaci Tbk PT	13,308,300	125,600
	Malindo Feedmill Tbk PT	521,400	21,929
*	Matahari Department Store Tbk PT	788,200	70,261
	Mayora Indah Tbk PT	759,200	122,461
*	Medco Energi Internasional Tbk PT	3,864,000	123,764
	Media Nusantara Citra Tbk PT	2,123,400	119,420
	Metrodata Electronics Tbk PT	386,800	38,188
*	Mitra Adiperkasa Tbk PT	3,535,200	165,232
	Mitra Keluarga Karyasehat Tbk PT	378,700	62,240
*	MNC Investama Tbk PT	7,821,100	26,785
*	MNC Land Tbk PT	3,329,500	24,435
*	Multipolar Tbk PT	3,130,100	11,163
	Nippon Indosari Corpindo Tbk PT	326,544	27,630
	Pabrik Kertas Tjiwi Kimia Tbk PT	326,200	151,424
*	Pacific Strategic Financial Tbk PT	445,200	25,445
	Pakuwon Jati Tbk PT	6,004,200	174,896
	Pan Brothers Tbk PT	1,334,200	22,791
*	Panin Financial Tbk PT	5,284,100	67,082
	Perusahaan Gas Negara Tbk PT	1,577,700	137,149
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	94,739
*	Pool Advista Indonesia Tbk PT	107,000	366
	PP Persero Tbk PT	1,316,763	88,266
	Puradelta Lestari Tbk PT	4,219,600	63,783
	Ramayana Lestari Sentosa Tbk PT	717,500	27,706
*	Rimo International Lestari Tbk PT	17,222,700	44,236
*	Salim Ivomas Pratama Tbk PT	1,294,900	28,526
	Sarana Menara Nusantara Tbk PT	2,832,900	220,765
*	Sariguna Primatirta Tbk PT	530,300	18,729
	Sawit Sumbermas Sarana Tbk PT	1,437,400	80,705
*	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	47,345
*	Semen Baturaja Persero Tbk PT	698,500	23,568
	Semen Indonesia Persero Tbk PT	324,600	205,797
*	Sentul City Tbk PT	9,239,100	31,646
*	Siloam International Hospitals Tbk PT	95,646	30,886
*	Sitara Propertindo Tbk PT	379,600	1,976
*	Smartfren Telecom Tbk PT	8,011,700	78,506
	Sri Rejeki Isman Tbk PT	5,584,400	75,349
	Summarecon Agung Tbk PT	3,016,100	124,587
	Surya Citra Media Tbk PT	1,423,000	125,464
*	Surya Esa Perkasa Tbk PT	1,460,200	15,468
	Surya Semesta Internusa Tbk PT	2,170,500	56,096
	Telekomunikasi Indonesia Persero Tbk PT	1,328,300	277,057
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	6,000	123,060
*	Tiga Pilar Sejahtera Food Tbk	494,100	1,066
*	Timah Tbk PT	1,283,200	67,144
	Tiphone Mobile Indonesia Tbk PT	985,400	8,167
	Tower Bersama Infrastructure Tbk PT	2,037,500	175,952
*	Trada Alam Minera Tbk PT	8,033,600	20,634
	Tunas Baru Lampung Tbk PT	1,230,000	61,720
	Unilever Indonesia Tbk PT	523,000	301,459
	United Tractors Tbk PT	551,200	807,793
*	Vale Indonesia Tbk PT	746,000	175,828
*	Visi Media Asia Tbk PT	4,307,500	14,764
	Waskita Beton Precast Tbk PT	4,441,600	60,540
	Waskita Karya Persero Tbk PT	1,374,223	59,123
	Wijaya Karya Beton Tbk PT	1,250,300	23,531

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Wijaya Karya Persero Tbk PT	1,387,034	$113,401
	XL Axiata Tbk PT	1,891,000	324,893
TOTAL INDONESIA			15,948,477
IRELAND — (0.7%)
*	AIB Group P.L.C.	225,704	283,061
*	Bank of Ireland Group P.L.C.	337,989	702,203
	C&C Group P.L.C.	62,284	188,280
	Cairn Homes P.L.C	204,494	204,641
	CRH P.L.C., Sponsored ADR	228,603	8,318,863
*	FBD Holdings P.L.C.	12,798	100,216
*	Flutter Entertainment P.L.C.	20,903	3,167,209
*	Flutter Entertainment P.L.C.	18,087	2,708,780
	Glanbia P.L.C.	33,448	406,058
	Greencore Group P.L.C.	149,646	249,593
	Irish Continental Group P.L.C.	44,851	175,211
	Kerry Group P.L.C., Class A	3,823	506,343
	Kingspan Group P.L.C.	40,520	2,906,904
*	Permanent TSB Group Holdings P.L.C.	27,099	15,537
	Smurfit Kappa Group P.L.C.	85,945	2,903,490
TOTAL IRELAND			22,836,389
ISRAEL — (0.5%)
#	Adgar Investment and Development, Ltd.	12,310	13,238
*	Afcon Holdings, Ltd.	747	25,834
*	AFI Properties, Ltd.	4,689	105,719
*	Airport City, Ltd.	24,729	283,956
*	Allot, Ltd.	6,363	75,825
	Alony Hetz Properties & Investments, Ltd.	21,217	231,426
	Alrov Properties and Lodgings, Ltd.	2,314	54,079
	Amot Investments, Ltd.	44,603	217,228
	Arad, Ltd.	2,793	40,759
*	Arko Holdings, Ltd.	116,900	61,134
	Ashtrom Group, Ltd.	3,708	43,841
	Ashtrom Properties, Ltd.	8,073	30,258
	Atreyu Capital Markets, Ltd.	1	16
	AudioCodes, Ltd.	900	32,481
*	Avgol Industries 1953, Ltd.	27,468	34,081
#*	Azorim-Investment Development & Construction Co., Ltd.	31,669	55,765
	Azrieli Group, Ltd.	2,640	128,405
	Bank Hapoalim BM	96,737	583,705
	Bank Leumi Le-Israel BM	213,187	1,080,726
	Bayside Land Corp.	288	177,036
#*	Bet Shemesh Engines Holdings 1997, Ltd.	1,218	21,243
*	Bezeq The Israeli Telecommunication Corp., Ltd.	142,355	142,044
	Big Shopping Centers, Ltd.	1,233	88,295
	Blue Square Real Estate, Ltd.	1,087	40,948
*	Brack Capital Properties NV	732	51,887
	Camtek, Ltd.	7,144	108,435
	Carasso Motors, Ltd.	9,001	25,964
*	Cellcom Israel, Ltd.	34,646	135,829
#*	Ceragon Networks, Ltd.	10,169	26,643
*	Clal Insurance Enterprises Holdings, Ltd.	13,829	120,441
*	Compugen, Ltd.	2,509	35,576
	Danel Adir Yeoshua, Ltd.	1,378	142,619
	Delek Automotive Systems, Ltd.	11,971	56,749
	Delek Group, Ltd.	1,477	32,611
	Delta-Galil Industries, Ltd.	6,471	67,296

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Dor Alon Energy in Israel 1988, Ltd.	1,754	$31,087
	Duniec Brothers, Ltd.	333	8,946
*	El Al Israel Airlines	172,804	31,919
	Elbit Systems, Ltd.	1,672	236,279
#	Elbit Systems, Ltd.	1,605	226,225
	Electra Consumer Products 1970, Ltd.	5,498	143,239
*	Electra Real Estate, Ltd.	4,747	20,013
	Electra, Ltd.	803	371,556
*	Energix-Renewable Energies, Ltd.	18,849	84,770
*	Enlight Renewable Energy, Ltd.	35,156	61,844
*	Equital, Ltd.	10,355	181,521
	First International Bank Of Israel, Ltd.	16,458	378,714
	FMS Enterprises Migun, Ltd.	1,064	26,677
	Formula Systems 1985, Ltd.	5,016	444,024
	Fox Wizel, Ltd.	4,827	180,272
*	Gilat Satellite Networks, Ltd.	6,757	37,222
*	Hadera Paper, Ltd.	1,607	53,620
*	Hamlet Israel-Canada, Ltd.	1,355	22,498
#	Harel Insurance Investments & Financial Services, Ltd.	64,061	424,798
*	Hilan, Ltd.	4,774	214,785
	ICL Group, Ltd.	84,027	262,283
	IDI Insurance Co., Ltd.	1,858	42,400
*	IES Holdings, Ltd.	280	11,554
	Inrom Construction Industries, Ltd.	18,124	62,432
	Isracard, Ltd.	8,718	20,156
	Israel Canada T.R, Ltd.	26,846	32,112
	Israel Discount Bank, Ltd., Class A	151,789	466,691
	Israel Land Development - Urban Renewal, Ltd.	1,155	7,259
	Isras Investment Co., Ltd.	18	2,516
	Kamada Ltd.	2,761	24,462
*	Kamada, Ltd.	2,220	18,401
	Kenon Holdings, Ltd.	4,298	88,586
	Kerur Holdings, Ltd.	1,856	57,321
*	Klil Industries, Ltd.	492	33,071
	Levinstein Properties, Ltd.	621	11,279
	Magic Software Enterprises, Ltd.	2,577	30,898
	Magic Software Enterprises, Ltd.	1,425	16,795
	Malam - Team, Ltd.	221	42,072
	Matrix IT, Ltd.	10,705	279,541
	Maytronics, Ltd.	16,769	258,583
*	Mediterranean Towers, Ltd.	17,620	35,391
	Mega Or Holdings, Ltd.	4,172	95,934
*	Mehadrin, Ltd.	232	8,352
	Meitav Dash Investments, Ltd.	8,052	23,401
	Melisron, Ltd.	3,680	140,515
	Menora Mivtachim Holdings, Ltd.	12,951	153,436
	Migdal Insurance & Financial Holdings, Ltd.	161,328	99,229
#*	Mivne Real Estate KD, Ltd.	60,197	117,790
*	Mivtach Shamir Holdings, Ltd.	2,452	43,576
	Mizrahi Tefahot Bank, Ltd.	32,116	673,147
*	Naphtha Israel Petroleum Corp., Ltd.	22,374	82,352
*	Nawi Brothers, Ltd.	5,014	18,888
	Neto ME Holdings, Ltd.	612	25,228
*	Nice, Ltd.	2,632	540,578
#*	Nice, Ltd., Sponsored ADR	2,783	571,183
*	Nova Measuring Instruments, Ltd.	8,929	457,100
	Oil Refineries, Ltd.	830,008	154,803
	One Software Technologies, Ltd.	1,190	90,425
	OPC Energy, Ltd.	13,623	111,785

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Partner Communications Co., Ltd.	84,067	$345,844
	Paz Oil Co., Ltd.	3,361	267,074
*	Perion Network, Ltd.	4,961	31,102
*	Phoenix Holdings, Ltd. (The)	43,266	196,299
	Plasson Industries, Ltd.	1,820	70,016
	Priortech, Ltd.	2,831	37,255
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	117,125
	Scope Metals Group, Ltd.	3,658	53,970
#*	Shapir Engineering and Industry, Ltd.	38,800	286,886
#	Shikun & Binui, Ltd.	124,269	566,529
	Shufersal, Ltd.	36,792	259,096
	Strauss Group, Ltd.	8,386	239,391
	Summit Real Estate Holdings, Ltd.	15,262	133,472
*	Suny Cellular Communication, Ltd.	31,041	7,842
	Tadiran Holdings, Ltd.	1,079	59,287
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	67,703	781,293
*	Tower Semiconductor, Ltd.	29,264	629,176
	Union Bank of Israel	5,299	26,780
#	Victory Supermarket Chain, Ltd.	820	19,907
	YH Dimri Construction & Development, Ltd.	757	21,368
TOTAL ISRAEL			16,913,338
ITALY — (1.7%)
	A2A SpA	601,238	863,889
	ACEA SpA	30,050	615,031
#*	Aeffe SpA	7,486	7,820
#*	Amplifon SpA	44,452	1,521,765
	Anima Holding SpA	103,681	467,779
*	Arnoldo Mondadori Editore SpA	66,336	83,312
	Ascopiave SpA	27,198	105,828
	Assicurazioni Generali SpA	55,155	828,191
#*	Atlantia SpA	46,950	752,193
*	Autogrill SpA	43,407	207,608
*	Autostrade Meridionali SpA	137	3,308
*	Avio SpA	4,330	70,150
	Azimut Holding SpA	45,235	861,788
*	B&C Speakers SpA	836	9,826
*	Banca Carige SpA	300,788	99
*	Banca Farmafactoring SpA	47,549	269,946
*	Banca Generali SpA	27,309	816,978
*	Banca IFIS SpA	10,751	110,811
#*	Banca Monte dei Paschi di Siena SpA	520	949
*	Banca Popolare di Sondrio SCPA	219,111	489,369
*	Banca Profilo SpA	46,449	10,652
*	Banca Sistema SpA	18,647	38,217
#*	Banco BPM SpA	643,041	971,774
*	Banco di Desio e della Brianza SpA	16,694	43,681
	BasicNet SpA	10,635	44,204
	Be Shaping The Future SpA	35,768	48,308
#*	Biesse SpA	4,465	64,089
#*	BPER Banca	174,826	443,791
*	Brunello Cucinelli SpA	11,657	339,548
	Buzzi Unicem SpA	2,769	35,650
	Buzzi Unicem SpA	22,520	512,369
*	Cairo Communication SpA	27,066	43,500
	Carel Industries SpA	4,807	90,784
*	Carraro SpA	13,914	22,653
	Cementir Holding NV	15,517	107,799
*	Cerved Group SpA	77,970	646,473

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	CIR SpA-Compagnie Industriali	286,336	$129,966
*	CNH Industrial NV	156,507	1,063,447
*	Credito Emiliano SpA	44,439	227,389
*	Credito Valtellinese SpA	30,911	228,936
*	d'Amico International Shipping SA	86,295	9,334
	Danieli & C Officine Meccaniche SpA	9,531	76,787
	Danieli & C Officine Meccaniche SpA	7,008	91,568
	Datalogic SpA	5,973	84,076
	Davide Campari-Milano NV	499	5,038
*	De' Longhi SpA	9,270	290,178
	DeA Capital SpA	39,122	52,676
	DiaSorin SpA	6,986	1,377,993
*	Elica SpA	3,965	11,851
*	Emak SpA	23,116	21,436
	Enav SpA	28,992	118,568
	Enel SpA	435,419	3,988,669
#	Eni SpA	160,916	1,433,409
	ERG SpA	26,376	643,122
*	Esprinet SpA	9,068	45,250
#*	Eurotech SpA	8,670	48,586
	Falck Renewables SpA	49,192	321,767
	Ferrari NV	9,208	1,646,561
*	Fiat Chrysler Automobiles NV	456,429	4,640,236
#*	Fiat Chrysler Automobiles NV	6,592	66,909
#	Fiera Milano SpA	6,588	18,771
#*	Fincantieri SpA	173,288	118,406
*	FinecoBank Banca Fineco SpA	109,674	1,598,802
*	FNM SpA	63,935	33,605
#*	Freni Brembo SpA	69,015	625,092
*	Gefran SpA	1,857	10,633
#*	Geox SpA	27,658	21,260
	Gruppo MutuiOnline SpA	9,721	230,331
	Hera SpA	303,423	1,166,382
	Illimity Bank SpA	23,092	191,789
#*	IMA Industria Macchine Automatiche SpA	5,947	473,698
*	IMMSI SpA	88,096	42,640
#*	Intek Group SpA	29,824	8,605
	Interpump Group SpA	18,673	614,020
*	Intesa Sanpaolo SpA	986,890	2,011,622
	Iren SpA	159,197	402,145
	Italgas SpA	133,957	860,231
	Italmobiliare SpA	5,502	191,140
*	IVS Group SA	1,731	9,815
#*	Juventus Football Club SpA	165,578	175,497
	La Doria SpA	8,722	110,890
	Leonardo SpA	88,508	568,332
#*	Maire Tecnimont SpA	50,309	90,224
*	MARR SpA	9,902	147,071
	Massimo Zanetti Beverage Group SpA	5,007	23,648
#*	Mediaset SpA	275,017	489,891
	Mediobanca Banca di Credito Finanziario SpA	168,269	1,358,951
#*	Moncler SpA	27,682	1,070,238
#*	OVS SpA	54,402	59,421
	Piaggio & C SpA	94,601	265,285
#*	Pirelli & C SpA	122,285	484,286
	Poste Italiane SpA	86,354	793,463
#*	Prima Industrie SpA	1,946	29,639
	Prysmian SpA	29,394	751,655
#	RAI Way SpA	37,554	247,289

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Recordati SpA	21,696	$1,165,297
	Reno de Medici SpA	85,220	87,707
	Reply SpA	5,731	527,318
#*	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	40,201
*	Sabaf SpA	2,401	31,114
	SAES Getters SpA	1,290	38,322
#*	Safilo Group SpA	10,593	8,683
	Saipem SpA	192,212	411,641
*	Salvatore Ferragamo SpA	16,560	222,959
*	Saras SpA	170,346	126,332
#	Servizi Italia SpA	2,987	8,158
	Sesa SpA	2,079	158,339
	Snam SpA	223,748	1,191,112
#*	Societa Cattolica di Assicurazioni SC	78,613	476,094
#*	Sogefi SpA	29,462	30,679
	SOL SpA	12,728	161,595
	Tamburi Investment Partners SpA	29,116	191,969
#*	Technogym SpA	34,456	293,313
	Telecom Italia SpA	1,752,440	710,712
	Telecom Italia SpA	1,355,110	544,729
	Telecom Italia SpA, Sponsored ADR	8,643	34,313
#	Tenaris SA	46,891	276,355
#	Tenaris SA, ADR	9,083	106,271
	Terna Rete Elettrica Nazionale SpA	137,860	1,028,815
*	Tinexta S.p.A.	6,776	115,928
#*	Tod's SpA	2,352	68,087
*	TXT e-solutions SpA	1,853	16,509
#*	UniCredit SpA	305,815	2,806,751
*	Unieuro SpA	3,863	38,977
*	Unione di Banche Italiane SpA	451,016	1,919,789
*	Unipol Gruppo SpA	196,185	824,223
#	UnipolSai Assicurazioni SpA	160,496	412,186
#	Webuild SpA	76,708	99,040
	Zignago Vetro SpA	7,898	123,844
TOTAL ITALY			57,766,013
JAPAN — (15.5%)
	77 Bank, Ltd. (The)	25,900	348,237
	A&A Material Corp.	1,900	17,959
	A&D Co., Ltd.	11,800	70,155
	ABC-Mart, Inc.	1,300	68,491
	Abist Co., Ltd.	1,200	29,215
	Achilles Corp.	6,100	105,653
	Acom Co., Ltd.	22,800	80,540
	AD Works Group Co., Ltd.	13,910	20,142
	Adastria Co., Ltd.	15,900	217,975
	ADEKA Corp.	37,900	503,382
	Ad-sol Nissin Corp.	1,600	36,866
	Advan Co., Ltd.	6,600	78,772
	Advance Create Co., Ltd.	1,800	32,336
	Advanex, Inc.	700	8,850
	Advantage Risk Management Co., Ltd.	2,200	15,770
	Advantest Corp.	17,400	950,024
#*	Adventure, Inc.	600	17,240
	Aeon Co., Ltd.	68,424	1,617,787
	Aeon Delight Co., Ltd.	9,500	287,086
	Aeon Fantasy Co., Ltd.	3,700	47,848
	AEON Financial Service Co., Ltd.	40,600	306,561
	Aeon Hokkaido Corp.	11,200	79,435

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aeon Mall Co., Ltd.	17,800	$212,048
#	Aeria, Inc.	8,000	33,000
	AFC-HD AMS Life Science Co., Ltd.	4,100	26,799
	AGC, Inc.	31,800	893,926
	Agro-Kanesho Co., Ltd.	1,800	25,539
	Ahresty Corp.	9,600	27,818
	Ai Holdings Corp.	5,200	69,174
	Aica Kogyo Co., Ltd.	4,600	147,772
	Aichi Bank, Ltd. (The)	3,700	93,237
	Aichi Corp.	17,400	127,046
	Aichi Steel Corp.	4,600	110,369
	Aichi Tokei Denki Co., Ltd.	1,200	49,990
	Aida Engineering, Ltd.	23,300	145,845
#*	Aiful Corp.	155,400	318,335
	Ain Holdings, Inc.	13,200	840,019
	Ainavo Holdings Co., Ltd.	800	6,089
	Aiphone Co., Ltd.	4,500	58,337
	Air Water, Inc.	64,700	838,875
	Airport Facilities Co., Ltd.	10,500	39,698
	Aisan Industry Co., Ltd.	22,700	94,530
	Aisin Seiki Co., Ltd.	25,900	748,024
	Aizawa Securities Co., Ltd.	12,600	81,420
	Ajinomoto Co., Inc.	17,300	312,431
	Ajis Co., Ltd.	2,100	46,661
	Akatsuki Corp.	4,600	11,272
#	Akatsuki, Inc.	1,300	45,428
*	Akebono Brake Industry Co., Ltd.	65,300	95,194
	Akita Bank, Ltd. (The)	7,100	94,318
	Albis Co., Ltd.	2,900	68,268
	Alconix Corp.	11,500	132,126
	Alfresa Holdings Corp.	20,300	415,690
	Alinco, Inc.	8,800	71,804
	Alleanza Holdings Co., Ltd.	4,100	53,509
	Alpen Co., Ltd.	7,200	101,003
	Alpha Corp.	3,000	24,944
	Alpha Systems, Inc.	1,600	60,081
	Alps Alpine Co., Ltd.	76,344	962,398
	Alps Logistics Co., Ltd.	1,900	12,840
	Altech Corp.	6,710	112,018
	Amada Co., Ltd.	80,000	537,634
	Amano Corp.	16,400	310,941
	Amiyaki Tei Co., Ltd.	1,600	38,272
	Amuse, Inc.	200	3,532
*	ANA Holdings, Inc.	9,900	204,973
	Anabuki Kosan, Inc.	1,900	25,139
	Anest Iwata Corp.	8,600	64,781
	AOI Electronics Co., Ltd.	2,000	38,833
	AOI TYO Holdings, Inc.	7,040	24,607
	AOKI Holdings, Inc.	19,000	97,772
	Aomori Bank, Ltd. (The)	8,800	172,110
	Aoyama Trading Co., Ltd.	20,400	109,661
	Aoyama Zaisan Networks Co., Ltd.	2,000	28,994
	Aozora Bank, Ltd.	29,600	473,506
	Apaman Co., Ltd.	3,200	15,717
	Arakawa Chemical Industries, Ltd.	7,600	81,046
	Arata Corp.	4,000	189,720
	Araya Industrial Co., Ltd.	2,300	24,986
	Arcland Sakamoto Co., Ltd.	12,700	235,373
	Arcland Service Holdings Co., Ltd.	4,000	67,508

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arcs Co., Ltd.	19,100	$443,155
	Arealink Co., Ltd.	5,300	45,265
	Argo Graphics, Inc.	3,400	103,753
	Ariake Japan Co., Ltd.	3,100	192,635
	Arisawa Manufacturing Co., Ltd.	17,100	128,615
#*	Arrk Corp.	23,700	22,950
	Artnature, Inc.	9,700	52,123
	ArtSpark Holdings, Inc.	4,000	28,621
	As One Corp.	500	53,330
	Asahi Broadcasting Group Holdings Corp.	6,400	43,237
	Asahi Co., Ltd.	6,500	99,878
	Asahi Diamond Industrial Co., Ltd.	26,000	109,641
	Asahi Group Holdings, Ltd.	35,600	1,160,413
	Asahi Holdings, Inc.	18,100	630,625
	Asahi Intecc Co., Ltd.	26,200	731,011
	Asahi Kasei Corp.	239,900	1,725,629
	Asahi Kogyosha Co., Ltd.	1,500	41,281
#	Asahi Net, Inc.	3,700	37,883
	Asahi Yukizai Corp.	7,200	89,328
	Asante, Inc.	1,900	25,045
	Asanuma Corp.	4,000	146,764
	Ashimori Industry Co., Ltd.	1,900	15,921
	Asia Pile Holdings Corp.	14,000	59,570
	Asics Corp.	27,800	310,145
	ASKA Pharmaceutical Co., Ltd.	8,800	91,850
	ASKUL Corp.	4,700	142,415
	Astellas Pharma, Inc.	139,800	2,180,595
#	Asti Corp.	1,300	14,677
	Asukanet Co., Ltd.	1,500	19,609
#	Ateam, Inc.	5,600	44,545
#	Atom Corp.	28,800	202,327
	Atsugi Co., Ltd.	9,100	45,752
#*	Aucnet, Inc.	2,400	25,901
	Autobacs Seven Co., Ltd.	17,500	203,897
	Avant Corp.	5,000	46,986
	Avantia Co., Ltd.	4,700	38,467
	Avex, Inc.	17,500	140,311
	Awa Bank, Ltd. (The)	15,900	340,624
	Axell Corp.	2,300	16,459
	Axial Retailing, Inc.	8,500	359,312
	Azbil Corp.	6,400	213,349
	Bandai Namco Holdings, Inc.	20,300	1,121,013
	Bando Chemical Industries, Ltd.	14,200	81,413
	Bank of Iwate, Ltd. (The)	8,100	187,238
	Bank of Kochi, Ltd. (The)	4,100	25,355
	Bank of Kyoto, Ltd. (The)	17,000	623,700
#	Bank of Nagoya, Ltd. (The)	5,100	106,337
	Bank of Okinawa, Ltd. (The)	9,700	267,369
	Bank of Saga, Ltd. (The)	6,800	74,753
	Bank of the Ryukyus, Ltd.	21,100	174,915
	Bank of Toyama, Ltd. (The)	300	6,391
	Baroque Japan, Ltd.	9,000	49,491
	BayCurrent Consulting, Inc.	5,800	702,557
	Belc Co., Ltd.	5,500	396,207
	Bell System24 Holdings, Inc.	20,200	329,019
	Belluna Co., Ltd.	24,700	176,610
	Benefit One, Inc.	19,400	425,488
	Benesse Holdings, Inc.	4,500	117,360
	BeNEXT Group, Inc.	6,200	58,238

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Bengo4.com, Inc.	1,600	$141,097
	Bic Camera, Inc.	35,800	360,738
	Biofermin Pharmaceutical Co., Ltd.	2,500	54,804
	B-Lot Co., Ltd.	2,200	11,633
	BML, Inc.	9,500	236,581
	Bookoff Group Holdings, Ltd.	3,100	22,101
	Bourbon Corp.	700	12,930
	BP Castrol K.K.	2,900	28,826
	Br Holdings Corp.	10,200	58,109
	Bridgestone Corp.	87,400	2,574,414
	Broadleaf Co., Ltd.	32,400	172,460
*	Broadmedia Corp.	21,200	21,490
	BRONCO BILLY Co., Ltd.	2,300	42,056
	Brother Industries, Ltd.	62,300	969,649
	Bull-Dog Sauce Co., Ltd.	3,500	37,918
	Bunka Shutter Co., Ltd.	24,700	162,379
	C Uyemura & Co., Ltd.	400	23,532
	CAC Holdings Corp.	7,300	80,215
	Calbee, Inc.	11,400	362,262
	Can Do Co., Ltd.	2,100	46,543
	Canare Electric Co., Ltd.	700	10,074
	Canon Electronics, Inc.	8,800	122,022
	Canon Marketing Japan, Inc.	14,100	266,022
	Canon, Inc., Sponsored ADR	1,500	24,255
	Canon, Inc.	55,400	891,525
	Capcom Co., Ltd.	19,800	778,156
	Career Design Center Co., Ltd.	1,000	7,107
	Carlit Holdings Co., Ltd.	8,400	36,409
#	Casa, Inc.	2,200	21,197
	Casio Computer Co., Ltd.	37,000	591,350
	Cawachi, Ltd.	7,300	219,443
	CDS Co., Ltd.	1,800	18,840
	Central Automotive Products, Ltd.	3,900	78,570
	Central Glass Co., Ltd.	17,100	309,361
	Central Japan Railway Co.	6,400	776,380
	Central Security Patrols Co., Ltd.	2,100	64,705
	Central Sports Co., Ltd.	3,600	68,261
	Charm Care Corp. KK	3,200	21,934
	Chiba Bank, Ltd. (The)	82,700	378,918
	Chiba Kogyo Bank, Ltd. (The)	29,100	58,597
#	Chikaranomoto Holdings Co., Ltd.	1,600	8,640
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,000	103,367
	CHIMNEY Co., Ltd.	1,200	12,476
	Chino Corp.	3,100	39,536
	Chiyoda Co., Ltd.	7,300	69,763
	Chiyoda Integre Co., Ltd.	5,600	89,902
	Chodai Co., Ltd.	3,400	32,121
	Chofu Seisakusho Co., Ltd.	9,800	201,167
	Chori Co., Ltd.	5,000	66,886
	Chubu Electric Power Co., Inc.	33,500	398,351
	Chubu Shiryo Co., Ltd.	10,900	168,364
	Chudenko Corp.	13,400	278,732
	Chuetsu Pulp & Paper Co., Ltd.	4,200	56,982
	Chugai Pharmaceutical Co., Ltd.	7,500	338,619
	Chugai Ro Co., Ltd.	2,300	33,037
	Chugoku Bank, Ltd. (The)	56,500	486,639
	Chugoku Electric Power Co., Inc. (The)	31,600	385,615
	Chugoku Marine Paints, Ltd.	22,700	214,748
	Chukyo Bank, Ltd. (The)	5,000	89,088

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co., Ltd.	2,000	$45,907
	CI Takiron Corp.	19,100	121,701
	Citizen Watch Co., Ltd.	101,600	276,928
	CK-San-Etsu Co., Ltd.	2,200	62,286
	Cleanup Corp.	10,500	51,895
	CMIC Holdings Co., Ltd.	8,000	92,198
	CMK Corp.	24,100	83,167
	Coca-Cola Bottlers Japan Holdings, Inc.	18,650	278,245
	cocokara fine, Inc.	2,400	130,605
#	Colowide Co., Ltd.	20,200	226,519
	Computer Engineering & Consulting, Ltd.	8,400	120,668
	COMSYS Holdings Corp.	18,805	553,282
	Comture Corp.	7,800	206,096
	Concordia Financial Group, Ltd.	150,117	445,121
	CONEXIO Corp.	10,700	129,917
	Core Corp.	1,800	20,434
	Corona Corp.	7,100	66,115
	Cosel Co., Ltd.	9,900	76,526
	Cosmo Energy Holdings Co., Ltd.	31,300	453,492
	Cosmos Initia Co., Ltd.	5,600	19,661
	Cosmos Pharmaceutical Corp.	3,300	606,407
	Cota Co., Ltd.	1,730	18,233
	Create Medic Co., Ltd.	3,600	32,664
#	Create Restaurants Holdings, Inc.	26,400	128,107
	Create SD Holdings Co., Ltd.	12,000	430,798
	Credit Saison Co., Ltd.	66,600	623,561
	Creek & River Co., Ltd.	4,300	45,016
	Cresco, Ltd.	3,000	37,306
	CTI Engineering Co., Ltd.	4,900	77,200
	CTS Co., Ltd.	8,900	63,811
*	Curves Holdings Co., Ltd.	14,000	68,056
	CyberAgent, Inc.	15,700	888,090
	Cybozu, Inc.	7,100	210,411
	Dai Nippon Printing Co., Ltd.	28,800	625,703
	Dai Nippon Toryo Co., Ltd.	9,200	70,908
	Daibiru Corp.	14,200	130,463
	Daicel Corp.	71,300	476,819
	Dai-Dan Co., Ltd.	5,800	142,806
	Daido Kogyo Co., Ltd.	4,700	25,356
	Daido Metal Co., Ltd.	22,400	104,113
	Daido Steel Co., Ltd.	12,300	346,947
	Daidoh, Ltd.	10,800	19,385
	Daifuku Co., Ltd.	7,700	701,671
	Daihatsu Diesel Manufacturing Co., Ltd.	7,700	29,268
	Daihen Corp.	7,800	287,475
	Daiho Corp.	7,800	177,534
	Dai-Ichi Cutter Kogyo K.K.	2,500	55,151
	Daiichi Jitsugyo Co., Ltd.	3,600	120,049
	Daiichi Kensetsu Corp.	1,800	28,976
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,300	36,050
	Dai-ichi Life Holdings, Inc.	67,000	790,358
	Daiichi Sankyo Co., Ltd.	4,900	433,584
	Dai-ichi Seiko Co., Ltd.	3,200	57,080
	Daiichikosho Co., Ltd.	12,000	323,395
	Daiken Corp.	5,500	88,747
	Daiken Medical Co., Ltd.	4,500	23,691
	Daiki Aluminium Industry Co., Ltd.	18,800	89,615
#	Daiki Axis Co., Ltd.	3,000	21,154
	Daikin Industries, Ltd.	16,100	2,832,738

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikoku Denki Co., Ltd.	4,300	$47,915
	Daikokutenbussan Co., Ltd.	4,000	227,059
	Daikyonishikawa Corp.	24,500	103,498
	Dainichi Co., Ltd.	4,700	29,595
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,500	137,949
#	Daio Paper Corp.	32,500	441,360
	Daiohs Corp.	1,300	11,583
	Daiseki Co., Ltd.	6,600	142,076
#	Daiseki Eco. Solution Co., Ltd.	1,200	7,274
	Daishi Hokuetsu Financial Group, Inc.	17,150	315,342
	Daishinku Corp.	2,600	50,085
	Daisue Construction Co., Ltd.	3,800	28,519
	Daito Bank, Ltd. (The)	4,300	23,582
	Daito Pharmaceutical Co., Ltd.	7,350	218,015
	Daito Trust Construction Co., Ltd.	10,700	839,118
	Daitron Co., Ltd.	3,300	43,154
	Daiwa House Industry Co., Ltd.	102,600	2,264,096
	Daiwa Industries, Ltd.	14,600	114,349
	Daiwa Securities Group, Inc.	179,300	796,135
	Daiwabo Holdings Co., Ltd.	8,900	646,995
	DCM Holdings Co., Ltd.	49,200	617,970
#	DD Holdings Co., Ltd.	2,400	13,261
	Dear Life Co., Ltd.	11,300	50,967
	DeNA Co., Ltd.	28,000	315,864
	Denka Co., Ltd.	36,500	877,786
#	Densan System Co., Ltd.	3,700	146,383
	Denso Corp.	23,900	884,123
	Dentsu Group, Inc.	27,500	613,530
	Denyo Co., Ltd.	7,300	133,825
*	Descente, Ltd.	5,600	90,828
	Dexerials Corp.	36,300	330,546
	DIC Corp.	38,800	934,096
	Digital Arts, Inc.	3,900	323,347
	Digital Garage, Inc.	7,100	237,648
	Digital Hearts Holdings Co., Ltd.	4,100	31,921
	Dip Corp.	10,400	195,718
	Disco Corp.	1,200	290,803
	DKK Co., Ltd.	4,700	101,108
	DKK-Toa Corp.	1,900	14,692
	DKS Co., Ltd.	4,500	189,973
#	DMG Mori Co., Ltd.	43,000	461,797
	Doshisha Co., Ltd.	11,300	178,738
#	Double Standard, Inc.	600	31,667
	Doutor Nichires Holdings Co., Ltd.	14,300	190,360
	Dowa Holdings Co., Ltd.	21,395	627,866
*	Drecom Co., Ltd.	4,400	29,706
	DTS Corp.	18,600	355,923
	Duskin Co., Ltd.	8,300	206,534
	Dvx, Inc.	3,100	26,087
#	DyDo Group Holdings, Inc.	4,600	193,613
	Dynic Corp.	3,300	22,874
	Eagle Industry Co., Ltd.	12,100	71,889
	Earth Corp.	3,400	233,506
	East Japan Railway Co.	12,900	743,616
	Ebara Corp.	21,600	513,109
	Ebara Foods Industry, Inc.	2,300	46,699
	Ebara Jitsugyo Co., Ltd.	1,900	51,511
	Ebase Co., Ltd.	6,400	91,548
*	eBook Initiative Japan Co., Ltd.	800	28,424

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eco's Co., Ltd.	5,400	$113,921
	EDION Corp.	34,400	331,450
	EF-ON, Inc.	9,860	53,309
	eGuarantee, Inc.	6,800	153,535
	E-Guardian, Inc.	3,400	95,983
	Ehime Bank, Ltd. (The)	16,200	173,235
	Eidai Co., Ltd.	11,700	30,652
	Eiken Chemical Co., Ltd.	7,200	128,051
	Eisai Co., Ltd.	1,500	121,060
	Eizo Corp.	7,000	259,892
	Elan Corp.	3,600	60,763
	Elecom Co., Ltd.	6,500	324,503
	Electric Power Development Co., Ltd.	9,600	130,959
	Elematec Corp.	8,800	71,031
	EM Systems Co., Ltd.	8,400	68,370
	Endo Lighting Corp.	5,800	34,537
	ENEOS Holdings, Inc.	290,700	1,019,372
	Enigmo, Inc.	6,600	84,689
	en-japan, Inc.	10,600	255,254
	Enomoto Co., Ltd.	2,000	19,982
	Enplas Corp.	3,700	73,462
#	Enshu, Ltd.	3,500	29,743
	Ensuiko Sugar Refining Co., Ltd.	9,000	17,938
#	Entrust, Inc.	2,100	16,652
	EPS Holdings, Inc.	11,500	98,960
	eRex Co., Ltd.	9,500	126,963
	ES-Con Japan, Ltd.	27,000	176,828
	Eslead Corp.	3,700	42,260
	ESPEC Corp.	4,400	74,809
	Exedy Corp.	13,000	160,532
	Ezaki Glico Co., Ltd.	5,900	273,356
	F&M Co., Ltd.	1,700	20,299
#	Faith, Inc.	4,000	25,571
	FALCO HOLDINGS Co., Ltd.	2,100	28,410
	FamilyMart Co., Ltd.	12,040	270,272
	FAN Communications, Inc.	18,400	73,767
	Fancl Corp.	13,800	398,098
	FANUC Corp.	1,800	303,702
	Fast Retailing Co., Ltd.	4,300	2,286,748
	FCC Co., Ltd.	22,600	349,738
*	FDK Corp.	3,899	30,649
	Feed One Co., Ltd.	53,900	103,533
	Fenwal Controls of Japan, Ltd.	700	9,625
	Ferrotec Holdings Corp.	21,600	129,943
#*	FFRI Security, Inc.	800	16,478
	FIDEA Holdings Co., Ltd.	94,200	87,683
	Fields Corp.	6,800	20,824
	Financial Products Group Co., Ltd.	22,500	101,081
	FINDEX, Inc.	5,100	45,571
	First Bank of Toyama, Ltd. (The)	23,300	57,153
*	First Brothers Co., Ltd.	3,900	27,073
#	First Juken Co., Ltd.	4,100	34,661
#	First-corp, Inc.	1,100	5,904
	Fixstars Corp.	4,500	45,792
#	FJ Next Co., Ltd.	7,900	59,504
#	Forval Corp.	1,400	13,145
	Foster Electric Co., Ltd.	10,600	101,610
	FP Corp.	9,600	776,949
	France Bed Holdings Co., Ltd.	7,200	55,135

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Freebit Co., Ltd.	6,000	$42,507
	Freund Corp.	4,300	27,350
	F-Tech, Inc.	10,000	40,860
	FTGroup Co., Ltd.	6,700	77,256
	Fudo Tetra Corp.	9,450	117,073
	Fuji Co., Ltd.	10,100	172,799
	Fuji Corp.	24,600	434,580
	Fuji Corp.	3,600	66,324
	Fuji Corp., Ltd.	11,800	53,527
#	Fuji Die Co., Ltd.	2,300	14,443
	Fuji Electric Co., Ltd.	26,600	725,083
	Fuji Kyuko Co., Ltd.	7,600	203,043
	Fuji Media Holdings, Inc.	17,500	154,156
*	Fuji Oil Co., Ltd.	28,400	41,437
	Fuji Oil Holdings, Inc.	16,600	444,576
	Fuji Pharma Co., Ltd.	7,000	69,746
	Fuji Seal International, Inc.	18,400	326,976
	Fuji Soft, Inc.	6,300	284,228
	Fujibo Holdings, Inc.	4,500	131,261
	Fujicco Co., Ltd.	8,200	157,154
	FUJIFILM Holdings Corp.	14,200	635,060
	Fujikura Composites, Inc.	8,600	27,924
	Fujikura Kasei Co., Ltd.	10,400	50,665
	Fujikura, Ltd.	141,200	382,516
	Fujimak Corp.	1,400	8,407
	Fujimori Kogyo Co., Ltd.	7,400	238,427
	Fujio Food Group, Inc.	3,600	39,874
	Fujisash Co., Ltd.	35,600	25,695
	Fujishoji Co., Ltd.	3,200	20,750
	Fujita Kanko, Inc.	4,700	61,025
	Fujitec Co., Ltd.	16,000	274,185
	Fujitsu Frontech, Ltd.	6,500	94,825
	Fujitsu General, Ltd.	8,500	208,320
	Fujitsu, Ltd.	25,800	3,454,495
	Fujiya Co., Ltd.	2,100	40,954
	FuKoKu Co., Ltd.	6,200	36,605
	Fukuda Corp.	2,600	114,940
	Fukuda Denshi Co., Ltd.	1,400	95,172
	Fukui Bank, Ltd. (The)	9,900	143,516
	Fukui Computer Holdings, Inc.	2,100	48,543
	Fukuoka Financial Group, Inc.	43,832	637,474
	Fukushima Bank, Ltd. (The)	11,300	16,289
	Fukushima Galilei Co., Ltd.	5,700	184,344
	Fukuyama Transporting Co., Ltd.	10,200	353,887
	FULLCAST Holdings Co., Ltd.	6,400	73,805
	Fumakilla, Ltd.	1,200	19,211
*	Funai Electric Co., Ltd.	11,600	53,435
	Funai Soken Holdings, Inc.	8,970	189,135
#	Furukawa Battery Co., Ltd. (The)	2,100	20,859
	Furukawa Co., Ltd.	14,800	143,162
	Furukawa Electric Co., Ltd.	27,800	665,178
	Furuno Electric Co., Ltd.	10,200	89,981
	Furusato Industries, Ltd.	4,200	52,289
#	Furuya Metal Co., Ltd.	800	53,069
	Furyu Corp.	8,200	70,958
	Fuso Chemical Co., Ltd.	8,900	342,749
	Fuso Pharmaceutical Industries, Ltd.	3,400	73,160
	Futaba Corp.	16,300	128,598
	Futaba Industrial Co., Ltd.	35,800	139,897

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Future Corp.	10,500	$175,924
	Fuyo General Lease Co., Ltd.	12,000	679,274
	G-7 Holdings, Inc.	8,200	207,831
	Gakken Holdings Co., Ltd.	4,400	56,243
#	Gakkyusha Co., Ltd.	3,000	28,857
	GCA Corp.	5,600	29,950
	Gecoss Corp.	7,000	58,459
	Genki Sushi Co., Ltd.	2,000	36,568
	Genky DrugStores Co., Ltd.	4,200	146,791
	Geo Holdings Corp.	19,600	267,351
	Geostr Corp.	7,300	18,660
#	Gfoot Co., Ltd.	4,800	22,589
	Giken, Ltd.	4,400	160,501
	GL Sciences, Inc.	1,700	32,291
	GLOBERIDE, Inc.	6,000	108,293
	Glory, Ltd.	16,100	350,955
	Glosel Co., Ltd.	7,000	27,647
#	GMO Cloud K.K.	1,300	89,818
	GMO Financial Holdings, Inc.	7,700	47,615
	GMO internet, Inc.	19,500	564,904
	GMO Payment Gateway, Inc.	5,800	608,045
#	GMO Pepabo, Inc.	500	19,226
	Godo Steel, Ltd.	4,200	72,841
*	Gokurakuyu Holdings Co., Ltd.	8,800	26,003
	Goldcrest Co., Ltd.	8,900	110,087
	Goldwin, Inc.	5,200	310,903
	Golf Digest Online, Inc.	6,700	27,475
	Good Com Asset Co., Ltd.	1,400	19,852
	Grandy House Corp.	4,200	13,505
	Gree, Inc.	43,600	179,734
#	Greens Co., Ltd.	2,500	9,289
	GS Yuasa Corp.	30,016	466,745
	GSI Creos Corp.	1,800	19,262
	G-Tekt Corp.	11,700	97,086
	Gun-Ei Chemical Industry Co., Ltd.	1,900	43,282
	GungHo Online Entertainment, Inc.	15,740	289,385
	Gunma Bank, Ltd. (The)	120,400	379,474
	Gunze, Ltd.	7,800	283,737
	Gurunavi, Inc.	17,900	77,008
	H.U. Group Holdings, Inc.	29,400	661,568
	H2O Retailing Corp.	41,900	241,364
	HABA Laboratories, Inc.	900	33,515
	Hachijuni Bank, Ltd. (The)	120,600	448,032
	Hagihara Industries, Inc.	4,900	62,170
	Hagiwara Electric Holdings Co., Ltd.	3,300	58,106
	Hakudo Co., Ltd.	3,200	40,401
	Hakuhodo DY Holdings, Inc.	32,400	355,680
	Hakuto Co., Ltd.	6,400	53,819
#	Hakuyosha Co., Ltd.	800	19,571
	Halows Co., Ltd.	3,100	105,286
	Hamakyorex Co., Ltd.	9,700	289,088
	Hamamatsu Photonics KK	4,300	186,892
	Hamee Corp.	1,400	26,391
#	Handsman Co., Ltd.	800	11,479
	Hankyu Hanshin Holdings, Inc.	33,400	956,579
	Hanwa Co., Ltd.	15,800	280,759
	Happinet Corp.	7,100	75,106
	Harada Industry Co., Ltd.	4,800	39,125
	Hard Off Corp. Co., Ltd.	6,400	40,295

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Harima Chemicals Group, Inc.	6,100	$52,965
	Harmonic Drive Systems, Inc.	900	50,421
	Haruyama Holdings, Inc.	4,600	30,007
	Haseko Corp.	133,700	1,579,665
	Havix Corp.	900	5,331
	Hayashikane Sangyo Co., Ltd.	2,900	14,754
	Hazama Ando Corp.	106,100	567,226
	Heiwa Corp.	22,700	380,330
	Heiwa Real Estate Co., Ltd.	12,100	295,347
	Heiwado Co., Ltd.	14,000	263,729
	Helios Techno Holding Co., Ltd.	7,500	20,173
	Hibino Corp.	2,500	23,272
	Hibiya Engineering, Ltd.	7,600	127,897
	Hiday Hidaka Corp.	6,381	88,727
	Hikari Tsushin, Inc.	2,900	628,722
	HI-LEX Corp.	10,700	110,786
	Hino Motors, Ltd.	86,200	497,057
	Hinokiya Group Co., Ltd.	2,400	33,103
	Hioki EE Corp.	2,000	65,085
	Hirakawa Hewtech Corp.	4,000	33,528
*	Hiramatsu, Inc.	14,800	21,726
	Hirano Tecseed Co., Ltd.	5,000	62,057
	Hirata Corp.	900	49,465
	Hirose Electric Co., Ltd.	1,755	184,070
#	Hirose Tusyo, Inc.	1,900	35,471
	Hiroshima Bank, Ltd. (The)	115,700	531,744
	Hiroshima Gas Co., Ltd.	9,300	31,207
#	HIS Co., Ltd.	13,400	157,871
	Hisaka Works, Ltd.	6,800	46,140
	Hisamitsu Pharmaceutical Co., Inc.	2,100	92,286
	Hitachi Capital Corp.	26,000	625,431
	Hitachi Construction Machinery Co., Ltd.	31,300	907,012
	Hitachi Metals, Ltd.	29,400	383,764
	Hitachi Transport System, Ltd.	19,000	559,471
	Hitachi Zosen Corp.	74,700	263,575
	Hitachi, Ltd.	74,500	2,231,576
	Hito Communications Holdings, Inc.	2,200	19,919
	Hochiki Corp.	6,500	66,351
	Hodogaya Chemical Co., Ltd.	3,100	133,030
	Hogy Medical Co., Ltd.	2,600	78,361
	Hokkaido Coca-Cola Bottling Co., Ltd.	700	24,684
	Hokkaido Electric Power Co., Inc.	57,300	221,412
	Hokkaido Gas Co., Ltd.	4,700	68,573
	Hokkan Holdings, Ltd.	5,200	83,792
	Hokko Chemical Industry Co., Ltd.	8,500	49,470
	Hokkoku Bank, Ltd. (The)	10,300	269,045
	Hokuetsu Corp.	57,300	191,861
	Hokuetsu Industries Co., Ltd.	11,900	121,691
	Hokuhoku Financial Group, Inc.	55,900	470,268
	Hokuriku Electric Industry Co., Ltd.	3,300	26,403
	Hokuriku Electric Power Co.	42,000	268,832
	Hokuriku Electrical Construction Co., Ltd.	5,000	42,718
	Hokuto Corp.	6,400	126,477
	Honda Motor Co., Ltd.	153,800	3,749,622
	Honda Tsushin Kogyo Co., Ltd.	6,800	25,275
	H-One Co., Ltd.	10,500	47,707
	Honeys Holdings Co., Ltd.	6,900	67,238
#	Honma Golf, Ltd.	53,500	22,721
	Honshu Chemical Industry Co., Ltd.	1,800	19,731

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoosiers Holdings	18,200	$89,794
	Horiba, Ltd.	9,400	484,768
	Hoshizaki Corp.	2,200	167,707
	Hosiden Corp.	22,400	191,818
	Hosokawa Micron Corp.	3,800	198,235
	Hotland Co., Ltd.	2,600	23,272
	House Foods Group, Inc.	11,600	354,511
	Howa Machinery, Ltd.	5,400	39,799
	Hoya Corp.	26,700	2,633,139
#	HUB Co., Ltd.	900	4,512
	Hulic Co., Ltd.	28,695	246,653
	Hyakugo Bank, Ltd. (The)	104,900	309,910
	Hyakujushi Bank, Ltd. (The)	11,500	184,637
	I K K, Inc.	5,600	24,874
	Ibiden Co., Ltd.	13,600	368,386
#	IBJ, Inc.	7,100	38,390
	Ichibanya Co., Ltd.	3,398	149,868
	Ichigo, Inc.	137,900	323,344
	Ichiken Co., Ltd.	3,100	42,117
	Ichikoh Industries, Ltd.	23,000	98,026
	Ichimasa Kamaboko Co., Ltd.	3,500	31,986
	Ichinen Holdings Co., Ltd.	12,700	126,963
	Ichiyoshi Securities Co., Ltd.	18,500	67,284
	Icom, Inc.	4,700	123,571
	ID Holdings Corp.	3,700	51,448
	Idec Corp.	14,800	238,979
	Idemitsu Kosan Co., Ltd.	30,883	643,313
	IDOM, Inc.	37,000	170,174
	Ihara Science Corp.	4,200	55,821
	IHI Corp.	64,400	802,796
	Iida Group Holdings Co., Ltd.	17,000	263,124
	Iino Kaiun Kaisha, Ltd.	36,600	106,529
	IJTT Co., Ltd.	12,500	51,208
	Ikegami Tsushinki Co., Ltd.	2,500	18,031
#	Imagica Group, Inc.	7,200	22,928
	Imasen Electric Industrial	9,100	57,756
	Inaba Denki Sangyo Co., Ltd.	10,000	228,799
	Inaba Seisakusho Co., Ltd.	4,800	56,250
	Inabata & Co., Ltd.	20,600	227,169
	Inageya Co., Ltd.	1,800	31,045
	Ines Corp.	1,800	24,103
	I-Net Corp.	7,310	101,484
	Infocom Corp.	13,200	420,670
	Infomart Corp.	62,600	388,729
	Information Services International-Dentsu, Ltd.	4,900	257,318
	Innotech Corp.	6,300	56,549
	Inpex Corp.	264,300	1,508,628
	Insource Co., Ltd.	1,700	33,711
	Intage Holdings, Inc.	15,600	127,195
	Intelligent Wave, Inc.	4,800	35,679
#	Inter Action Corp.	1,700	26,767
	Internet Initiative Japan, Inc.	13,900	493,442
	Inui Global Logistics Co., Ltd.	5,100	38,287
	I-O Data Device, Inc.	4,300	39,780
	IR Japan Holdings, Ltd.	2,200	242,975
	Iriso Electronics Co., Ltd.	8,600	259,834
#	I'rom Group Co., Ltd.	900	17,774
	Ise Chemicals Corp.	600	15,730
	Iseki & Co., Ltd.	7,400	78,133

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings, Ltd.	94,100	$429,380
#	Ishihara Chemical Co., Ltd.	2,600	49,322
	Ishihara Sangyo Kaisha, Ltd.	15,600	98,325
	Ishizuka Glass Co., Ltd.	600	9,994
	Isolite Insulating Products Co., Ltd.	4,700	17,840
	Isuzu Motors, Ltd.	82,300	671,280
	Itfor, Inc.	5,500	36,740
	Ito En, Ltd.	8,500	503,139
	ITOCHU Corp.	57,500	1,260,763
	Itochu Enex Co., Ltd.	26,700	209,708
	Itochu Techno-Solutions Corp.	13,200	536,117
	Itochu-Shokuhin Co., Ltd.	2,500	113,762
	Itoham Yonekyu Holdings, Inc.	69,100	416,918
	Itoki Corp.	20,600	67,961
*	Itokuro, Inc.	1,600	16,072
	IwaiCosmo Holdings, Inc.	7,900	89,384
	Iwaki & Co., Ltd.	11,000	46,916
	Iwasaki Electric Co., Ltd.	3,500	54,462
#	Iwatani Corp.	19,000	671,058
*	Iwatsu Electric Co., Ltd.	4,300	33,781
	Iwatsuka Confectionery Co., Ltd.	1,600	54,675
	Iyo Bank, Ltd. (The)	82,500	488,092
	Izumi Co., Ltd.	13,300	512,782
	J Front Retailing Co., Ltd.	63,200	365,470
	J Trust Co., Ltd.	31,800	70,429
	JAC Recruitment Co., Ltd.	4,600	42,404
	Jaccs Co., Ltd.	9,900	151,162
	Jafco Co., Ltd.	14,400	508,798
	Jalux, Inc.	3,200	46,471
	Jamco Corp.	3,500	20,603
	Janome Sewing Machine Co., Ltd.	7,000	29,106
	Japan Airlines Co., Ltd.	42,800	692,815
#	Japan Airport Terminal Co., Ltd.	5,300	181,975
	Japan Asia Group, Ltd.	8,500	22,168
*	Japan Asia Investment Co., Ltd.	9,000	16,801
*	Japan Asset Marketing Co., Ltd.	19,100	18,848
	Japan Aviation Electronics Industry, Ltd.	33,800	427,826
	Japan Best Rescue System Co., Ltd.	3,800	26,345
	Japan Cash Machine Co., Ltd.	8,500	41,030
#*	Japan Display, Inc.	285,200	127,719
	Japan Electronic Materials Corp.	4,200	49,809
	Japan Elevator Service Holdings Co., Ltd.	2,800	92,996
	Japan Exchange Group, Inc.	41,400	983,081
	Japan Foundation Engineering Co., Ltd.	12,800	46,444
#	Japan Investment Adviser Co., Ltd.	3,000	22,371
	Japan Lifeline Co., Ltd.	15,300	189,654
	Japan Material Co., Ltd.	19,200	292,310
	Japan Medical Dynamic Marketing, Inc.	8,300	122,267
	Japan Oil Transportation Co., Ltd.	1,100	31,836
	Japan Petroleum Exploration Co., Ltd.	9,800	159,165
	Japan Post Holdings Co., Ltd.	102,000	696,639
	Japan Property Management Center Co., Ltd.	4,600	52,251
	Japan Pulp & Paper Co., Ltd.	4,400	150,289
	Japan Securities Finance Co., Ltd.	41,800	184,876
	Japan Steel Works, Ltd. (The)	26,974	384,493
	Japan Tobacco, Inc.	103,600	1,770,778
	Japan Transcity Corp.	14,800	64,237
	Japan Wool Textile Co., Ltd. (The)	18,700	160,810
	Jastec Co., Ltd.	2,800	28,868

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JBCC Holdings, Inc.	6,700	$99,058
	JCR Pharmaceuticals Co., Ltd.	1,200	118,028
	JCU Corp.	10,500	313,240
	Jeol, Ltd.	18,700	523,154
	JFE Holdings, Inc.	56,900	373,485
#	JFLA Holdings, Inc.	7,200	22,792
	JGC Holdings Corp.	56,000	566,611
*	JIG-SAW, Inc.	800	36,863
	Jimoto Holdings, Inc.	88,900	78,524
	JINS Holdings, Inc.	4,400	298,678
	JK Holdings Co., Ltd.	7,900	54,278
	JM Holdings Co., Ltd.	5,400	187,984
	JMS Co., Ltd.	7,600	54,991
#	Joban Kosan Co., Ltd.	2,900	34,108
	J-Oil Mills, Inc.	4,800	180,972
	Joshin Denki Co., Ltd.	5,700	109,963
	JP-Holdings, Inc.	15,500	36,902
	JSP Corp.	6,700	86,951
	JSR Corp.	24,200	527,689
	JTEKT Corp.	63,100	419,945
	Juki Corp.	8,500	33,964
	Juroku Bank, Ltd. (The)	14,000	239,798
	Justsystems Corp.	5,800	450,213
	JVCKenwood Corp.	99,600	125,955
	K&O Energy Group, Inc.	6,600	93,362
	Kadokawa Corp.	14,500	296,704
#	Kadoya Sesame Mills, Inc.	500	17,620
	Kaga Electronics Co., Ltd.	8,100	153,395
	Kagome Co., Ltd.	5,600	170,866
	Kajima Corp.	70,500	774,445
	Kakaku.com, Inc.	19,300	465,978
	Kaken Pharmaceutical Co., Ltd.	9,400	427,194
	Kakiyasu Honten Co., Ltd.	3,800	88,076
	Kameda Seika Co., Ltd.	1,600	79,895
	Kamei Corp.	9,400	84,696
	Kamigumi Co., Ltd.	23,700	432,542
	Kanaden Corp.	6,900	85,891
	Kanagawa Chuo Kotsu Co., Ltd.	2,100	73,699
	Kanamic Network Co., Ltd.	5,700	48,458
	Kanamoto Co., Ltd.	18,600	375,877
	Kandenko Co., Ltd.	40,400	316,656
	Kaneka Corp.	16,700	394,637
	Kaneko Seeds Co., Ltd.	4,700	62,466
	Kanematsu Corp.	34,500	375,847
	Kanematsu Electronics, Ltd.	6,100	234,144
	Kansai Electric Power Co., Inc. (The)	36,600	348,148
	Kansai Mirai Financial Group, Inc.	40,035	151,622
	Kansai Paint Co., Ltd.	8,600	164,819
	Kansai Super Market, Ltd.	6,000	70,308
	Kanto Denka Kogyo Co., Ltd.	27,400	214,549
	Kao Corp.	37,100	2,691,382
*	Kappa Create Co., Ltd.	6,100	73,778
	Kasai Kogyo Co., Ltd.	14,200	51,913
	Katakura Industries Co., Ltd.	12,100	128,360
	Katitas Co., Ltd.	4,600	105,232
	Kato Sangyo Co., Ltd.	5,000	157,291
	Kato Works Co., Ltd.	5,200	55,915
	KAWADA TECHNOLOGIES, Inc.	1,900	75,157
#	Kawagishi Bridge Works Co., Ltd.	600	12,905

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,700	$61,298
	Kawasaki Heavy Industries, Ltd.	60,500	825,016
*	Kawasaki Kisen Kaisha, Ltd.	16,874	154,156
	Kawasumi Laboratories, Inc.	7,100	52,854
	KDDI Corp.	165,200	5,252,937
	KeePer Technical Laboratory Co., Ltd.	1,800	26,069
	Keihan Holdings Co., Ltd.	28,300	1,153,671
	Keihanshin Building Co., Ltd.	10,200	124,898
	Keihin Co., Ltd.	1,500	17,735
	Keihin Corp.	26,600	636,523
	Keikyu Corp.	19,700	257,212
	Keio Corp.	7,900	394,478
	Keisei Electric Railway Co., Ltd.	11,599	283,598
	Keiyo Bank, Ltd. (The)	50,600	228,959
	Keiyo Co., Ltd.	17,100	149,155
	KEL Corp.	1,800	13,474
	Kenedix, Inc.	48,000	218,317
	Kenko Mayonnaise Co., Ltd.	4,700	78,046
	Kewpie Corp.	33,900	603,407
	Keyence Corp.	2,800	1,180,723
	KFC Holdings Japan, Ltd.	5,600	141,564
	KFC, Ltd.	1,500	29,156
#	KH Neochem Co., Ltd.	8,300	151,780
	Kikkoman Corp.	8,200	384,842
	Kimoto Co., Ltd.	17,300	29,866
#	Kimura Chemical Plants Co., Ltd.	5,900	23,034
	Kinden Corp.	36,200	561,140
	King Co., Ltd.	4,000	20,241
#	King Jim Co., Ltd.	4,200	31,941
*	Kinki Sharyo Co., Ltd. (The)	1,800	18,979
	Kintetsu Department Store Co., Ltd.	2,400	56,637
	Kintetsu Group Holdings Co., Ltd.	9,000	350,659
	Kintetsu World Express, Inc.	17,700	302,600
	Kirin Holdings Co., Ltd.	29,600	570,353
	Kirindo Holdings Co., Ltd.	5,500	141,487
	Kissei Pharmaceutical Co., Ltd.	13,200	275,942
	Ki-Star Real Estate Co., Ltd.	5,100	85,919
	Kitagawa Corp.	4,300	59,008
	Kita-Nippon Bank, Ltd. (The)	3,600	55,999
	Kitano Construction Corp.	1,600	40,178
#	Kitanotatsujin Corp.	16,200	71,990
	Kito Corp.	15,500	162,927
	Kitz Corp.	25,100	158,676
	Kiyo Bank, Ltd. (The)	27,100	381,225
*	KLab, Inc.	9,800	58,921
	Koa Corp.	13,600	116,999
	Koatsu Gas Kogyo Co., Ltd.	12,700	90,349
	Kobayashi Metals, Ltd.	3,100	8,447
	Kobayashi Pharmaceutical Co., Ltd.	1,300	115,539
	Kobe Bussan Co., Ltd.	9,900	614,430
*	Kobe Electric Railway Co., Ltd.	2,100	65,736
*	Kobe Steel, Ltd.	121,300	393,081
	Koei Tecmo Holdings Co., Ltd.	700	26,949
	Kohnan Shoji Co., Ltd.	12,300	458,983
	Kohsoku Corp.	5,000	64,920
	Koito Manufacturing Co., Ltd.	26,200	1,025,902
#	Kojima Co., Ltd.	14,600	75,409
	Kokusai Co., Ltd.	1,000	6,928
	Kokusai Pulp & Paper Co., Ltd.	6,000	15,434

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kokuyo Co., Ltd.	35,800	$376,883
	KOMAIHALTEC, Inc.	900	11,240
	Komatsu Matere Co., Ltd.	14,400	94,415
	Komatsu Wall Industry Co., Ltd.	3,000	47,327
	Komatsu, Ltd.	156,300	3,070,810
	KOMEDA Holdings Co., Ltd.	14,000	219,953
	Komehyo Co., Ltd.	3,700	22,713
	Komeri Co., Ltd.	14,500	456,404
	Komori Corp.	21,200	140,356
	Konaka Co., Ltd.	13,400	33,318
	Konami Holdings Corp.	11,200	342,261
	Kondotec, Inc.	7,700	81,707
	Konica Minolta, Inc.	184,200	487,921
	Konishi Co., Ltd.	13,800	189,959
	Konoike Transport Co., Ltd.	11,700	112,502
	Konoshima Chemical Co., Ltd.	3,900	25,380
*	Kosaido Co., Ltd.	8,600	62,295
	Kose Corp.	3,800	384,887
#	Koshidaka Holdings Co., Ltd.	14,000	44,183
#	Kotobuki Spirits Co., Ltd.	6,300	188,434
	Kourakuen Holdings Corp.	3,500	46,165
	Kozo Keikaku Engineering, Inc.	500	11,863
	Krosaki Harima Corp.	3,300	100,457
	KRS Corp.	3,700	49,218
	K's Holdings Corp.	57,600	739,464
	KU Holdings Co., Ltd.	2,700	21,283
	Kubota Corp., Sponsored ADR	1,000	71,430
	Kubota Corp.	47,400	674,974
	Kumagai Gumi Co., Ltd.	15,300	350,729
	Kumiai Chemical Industry Co., Ltd.	21,563	208,974
	Kunimine Industries Co., Ltd.	2,500	22,957
	Kura Sushi, Inc.	3,200	132,418
	Kurabo Industries, Ltd.	6,600	123,026
	Kuraray Co., Ltd.	130,500	1,277,802
	Kureha Corp.	7,000	288,787
	Kurimoto, Ltd.	4,400	66,818
	Kurita Water Industries, Ltd.	21,900	589,019
	Kuriyama Holdings Corp.	5,600	27,852
	Kushikatsu Tanaka Holdings Co.	1,100	12,051
	Kusuri no Aoki Holdings Co., Ltd.	4,500	418,871
*	KYB Corp.	8,300	136,725
	Kyocera Corp.	15,151	843,763
	Kyoden Co., Ltd.	10,500	27,273
	Kyodo Printing Co., Ltd.	2,700	68,060
	Kyoei Steel, Ltd.	9,300	110,576
	Kyokuto Boeki Kaisha, Ltd.	3,000	36,779
	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,900	175,592
	Kyokuto Securities Co., Ltd.	9,100	47,372
	Kyokuyo Co., Ltd.	5,200	130,042
	KYORIN Holdings, Inc.	14,200	257,960
	Kyoritsu Maintenance Co., Ltd.	14,620	405,217
	Kyoritsu Printing Co., Ltd.	16,700	20,250
	Kyosan Electric Manufacturing Co., Ltd.	19,800	97,469
	Kyowa Electronic Instruments Co., Ltd.	9,800	38,157
	Kyowa Exeo Corp.	20,445	483,116
	Kyowa Kirin Co., Ltd.	4,000	98,788
	Kyowa Leather Cloth Co., Ltd.	5,900	30,735
	Kyudenko Corp.	13,300	376,971
	Kyushu Electric Power Co., Inc.	38,100	319,979

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	136,299	$557,047
	Kyushu Railway Co.	14,400	284,470
	LAC Co., Ltd.	4,500	44,680
	Lacto Japan Co., Ltd.	1,300	42,447
*	Laox Co., Ltd.	19,000	24,595
	Lasertec Corp.	11,800	1,041,876
	Lawson, Inc.	7,900	393,395
	LEC, Inc.	10,800	156,981
	Lecip Holdings Corp.	3,200	15,628
*	Leopalace21 Corp.	69,900	102,923
	Life Corp.	7,000	325,778
	LIFULL Co., Ltd.	13,100	50,293
	Like Co., Ltd.	1,200	18,954
*	LINE Corp.	500	26,458
	Linical Co., Ltd.	2,800	20,455
#	Link And Motivation, Inc.	11,200	32,678
	Lintec Corp.	17,400	405,975
	Lion Corp.	13,800	358,697
*	Litalico, Inc.	3,000	58,291
	LIXIL Group Corp.	41,700	556,605
	Look Holdings, Inc.	2,300	14,067
*	M&A Capital Partners Co., Ltd.	5,000	182,203
	M3, Inc.	27,200	1,396,790
	Mabuchi Motor Co., Ltd.	8,500	255,151
	Macnica Fuji Electronics Holdings, Inc.	21,499	324,124
	Macromill, Inc.	14,300	95,488
	Maeda Corp.	63,500	433,600
	Maeda Kosen Co., Ltd.	10,800	259,574
	Maeda Road Construction Co., Ltd.	6,500	118,183
	Maezawa Industries, Inc.	2,800	9,907
	Maezawa Kasei Industries Co., Ltd.	5,600	51,973
	Maezawa Kyuso Industries Co., Ltd.	3,400	60,174
	Makino Milling Machine Co., Ltd.	10,500	297,825
	Makita Corp.	3,100	119,129
	Mani, Inc.	3,200	81,723
	MarkLines Co., Ltd.	2,000	43,484
	Mars Group Holdings Corp.	5,800	81,784
	Marubeni Corp.	176,500	812,592
	Marubun Corp.	6,700	30,959
	Marudai Food Co., Ltd.	9,900	167,940
	Marufuji Sheet Piling Co., Ltd.	400	7,310
	Maruha Nichiro Corp.	21,700	417,008
	Marui Group Co., Ltd.	16,600	241,376
	Maruichi Steel Tube, Ltd.	14,400	340,987
	Maruka Corp.	3,200	58,198
	Marusan Securities Co., Ltd.	28,400	107,351
	Maruwa Co., Ltd.	5,000	430,988
	Maruwa Unyu Kikan Co., Ltd.	8,800	297,772
	Maruyama Manufacturing Co., Inc.	900	9,359
#	Maruzen CHI Holdings Co., Ltd.	8,400	28,804
	Maruzen Showa Unyu Co., Ltd.	4,800	143,142
	Marvelous, Inc.	5,900	36,251
#	Matching Service Japan Co., Ltd.	2,600	19,598
	Matsuda Sangyo Co., Ltd.	6,500	100,284
#	Matsui Construction Co., Ltd.	8,200	48,119
	Matsui Securities Co., Ltd.	1,900	15,555
	Matsumotokiyoshi Holdings Co., Ltd.	2,900	96,878
	Matsuyafoods Holdings Co., Ltd.	4,000	121,817
	Max Co., Ltd.	8,500	128,023

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maxell Holdings, Ltd.	21,900	$188,178
	Maxvalu Tokai Co., Ltd.	2,400	54,251
	Mazda Motor Corp.	66,600	384,200
	McDonald's Holdings Co. Japan, Ltd.	6,200	296,722
	MCJ Co., Ltd.	34,200	295,369
	Mebuki Financial Group, Inc.	242,290	538,990
	MEC Co., Ltd.	3,000	54,384
	Media Do Co., Ltd.	2,600	147,244
*	Medical Data Vision Co., Ltd.	3,400	45,363
	Medical System Network Co., Ltd.	15,500	68,751
	Medipal Holdings Corp.	19,700	360,778
#	Medius Holdings Co., Ltd.	1,200	10,734
	Megachips Corp.	6,600	127,267
	Megmilk Snow Brand Co., Ltd.	18,300	414,668
	Meidensha Corp.	20,800	310,189
#	Meiji Electric Industries Co., Ltd.	1,000	12,593
	MEIJI Holdings Co., Ltd.	11,800	926,588
	Meiji Shipping Co., Ltd.	6,900	20,514
	Meiko Electronics Co., Ltd.	13,700	166,908
#	Meiko Network Japan Co., Ltd.	9,100	60,199
	Meisei Industrial Co., Ltd.	17,000	128,743
	Meitec Corp.	8,300	386,299
	Meito Sangyo Co., Ltd.	3,300	42,047
	Meiwa Corp.	11,400	45,524
	Meiwa Estate Co., Ltd.	3,900	13,650
	Melco Holdings, Inc.	1,800	44,839
	Members Co., Ltd.	2,000	24,459
	Menicon Co., Ltd.	13,100	637,362
	Mercuria Investment Co., Ltd.	900	4,915
*	Metaps, Inc.	1,800	12,967
	METAWATER Co., Ltd.	1,700	73,923
	Michinoku Bank, Ltd. (The)	8,699	80,916
	Mie Kotsu Group Holdings, Inc.	32,300	131,316
	Mikuni Corp.	11,100	26,585
	Milbon Co., Ltd.	5,900	269,216
	Mimaki Engineering Co., Ltd.	11,700	42,599
	Mimasu Semiconductor Industry Co., Ltd.	9,500	205,163
	Minebea Mitsumi, Inc.	65,461	1,073,518
	Ministop Co., Ltd.	5,900	80,790
	Miraial Co., Ltd.	2,200	21,287
	Mirait Holdings Corp.	35,000	482,182
	Miroku Jyoho Service Co., Ltd.	5,900	118,732
	MISUMI Group, Inc.	14,400	340,721
	Mitani Corp.	1,900	117,838
	Mitani Sangyo Co., Ltd.	9,700	28,521
	Mitani Sekisan Co., Ltd.	1,400	72,369
#	Mito Securities Co., Ltd.	28,900	52,952
*	Mitsuba Corp.	17,900	55,996
	Mitsubishi Chemical Holdings Corp.	178,600	959,586
	Mitsubishi Corp.	76,300	1,537,428
	Mitsubishi Electric Corp.	102,200	1,334,126
#	Mitsubishi Estate Co., Ltd.	53,900	774,289
	Mitsubishi Gas Chemical Co., Inc.	39,400	625,803
	Mitsubishi Heavy Industries, Ltd.	64,500	1,500,501
	Mitsubishi Kakoki Kaisha, Ltd.	3,200	52,090
	Mitsubishi Logisnext Co., Ltd.	16,000	137,913
	Mitsubishi Logistics Corp.	15,000	405,127
	Mitsubishi Materials Corp.	29,000	592,889
	Mitsubishi Motors Corp.	101,500	200,006

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Paper Mills, Ltd.	11,200	$34,089
	Mitsubishi Pencil Co., Ltd.	3,700	39,886
	Mitsubishi Research Institute, Inc.	3,500	140,354
	Mitsubishi Shokuhin Co., Ltd.	7,500	186,305
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,400	27,324
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	164,799
	Mitsubishi UFJ Financial Group, Inc.	728,500	2,729,921
	Mitsubishi UFJ Lease & Finance Co., Ltd.	179,800	763,227
	Mitsuboshi Belting, Ltd.	9,800	162,202
	Mitsui & Co., Ltd., Sponsored ADR	336	100,834
	Mitsui & Co., Ltd.	97,900	1,463,614
	Mitsui Chemicals, Inc.	32,700	622,330
*	Mitsui E&S Holdings Co., Ltd.	35,100	135,118
	Mitsui Fudosan Co., Ltd.	37,500	586,274
	Mitsui High-Tec, Inc.	6,800	93,307
	Mitsui Matsushima Holdings Co., Ltd.	5,300	35,815
	Mitsui Mining & Smelting Co., Ltd.	34,500	732,677
	Mitsui OSK Lines, Ltd.	33,900	557,943
	Mitsui Sugar Co., Ltd.	7,900	143,557
	Mitsui-Soko Holdings Co., Ltd.	13,400	182,993
	Mitsuuroko Group Holdings Co., Ltd.	14,700	147,754
#	Mixi, Inc.	14,700	287,093
	Miyaji Engineering Group, Inc.	2,100	30,358
	Miyazaki Bank, Ltd. (The)	7,700	163,964
	Miyoshi Oil & Fat Co., Ltd.	3,800	42,551
	Mizuho Financial Group, Inc.	1,467,400	1,788,830
	Mizuho Leasing Co., Ltd.	16,800	371,857
	Mizuho Medy Co., Ltd.	800	8,223
	Mizuno Corp.	8,200	136,666
*	Mobile Factory, Inc.	900	9,636
	Mochida Pharmaceutical Co., Ltd.	3,700	136,762
	Modec, Inc.	9,100	121,385
	Molitec Steel Co., Ltd.	5,800	15,577
	Monex Group, Inc.	77,300	167,815
	Money Partners Group Co., Ltd.	8,500	15,364
	Monogatari Corp. (The)	3,100	212,188
	MonotaRO Co., Ltd.	20,400	867,591
	MORESCO Corp.	3,400	30,312
	Morinaga & Co., Ltd.	9,000	326,287
	Morinaga Milk Industry Co., Ltd.	22,200	1,036,282
	Morita Holdings Corp.	11,900	206,239
	Morito Co., Ltd.	9,000	48,917
	Morningstar Japan KK	6,300	24,029
#	Morozoff, Ltd.	900	44,050
	Mory Industries, Inc.	2,400	46,870
	MrMax Holdings, Ltd.	10,500	78,773
	MS&AD Insurance Group Holdings, Inc.	25,700	645,790
	MTI, Ltd.	4,400	34,020
	Mugen Estate Co., Ltd.	6,100	27,188
	m-up Holdings, Inc.	1,000	21,123
	Murakami Corp.	400	8,594
	Murata Manufacturing Co., Ltd.	35,672	2,291,235
	Musashi Seimitsu Industry Co., Ltd.	32,000	237,638
	Musashino Bank, Ltd. (The)	14,300	193,363
	Mutoh Holdings Co., Ltd.	900	12,437
	N Field Co., Ltd.	3,400	14,018
	Nabtesco Corp.	9,100	276,856
	NAC Co., Ltd.	6,900	56,822
	Nachi-Fujikoshi Corp.	10,000	278,088

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nafco Co., Ltd.	5,700	$99,310
	Nagano Bank, Ltd. (The)	4,300	42,964
	Nagano Keiki Co., Ltd.	7,000	63,817
	Nagase & Co., Ltd.	44,800	516,421
	Nagatanien Holdings Co., Ltd.	6,000	119,178
	Nagawa Co., Ltd.	1,400	100,151
	Nagoya Railroad Co., Ltd.	16,900	427,672
	Naigai Trans Line, Ltd.	3,100	28,223
	Nakabayashi Co., Ltd.	9,300	50,302
	Nakamoto Packs Co., Ltd.	1,400	19,910
	Nakamuraya Co., Ltd.	1,900	70,998
	Nakanishi, Inc.	9,900	156,457
#	Nakano Corp.	9,200	32,580
	Nakayama Steel Works, Ltd.	10,100	31,997
	Nakayamafuku Co., Ltd.	6,200	26,723
	Nakayo, Inc.	1,200	15,674
	Namura Shipbuilding Co., Ltd.	26,600	37,681
	Nankai Electric Railway Co., Ltd.	17,600	346,333
	Nanto Bank, Ltd. (The)	13,700	247,423
	Narasaki Sangyo Co., Ltd.	1,400	24,374
	Natori Co., Ltd.	2,500	41,130
	NEC Capital Solutions, Ltd.	5,300	88,484
	NEC Corp.	50,400	2,823,687
	NEC Networks & System Integration Corp.	9,100	193,320
	NET One Systems Co., Ltd.	23,500	915,535
	Neturen Co., Ltd.	15,200	67,922
	New Japan Chemical Co., Ltd.	16,100	23,094
	Nexon Co., Ltd.	7,900	202,965
	Nextage Co., Ltd.	8,800	78,808
	NFC Holdings, Inc.	600	14,076
	NGK Insulators, Ltd.	40,500	503,331
	NGK Spark Plug Co., Ltd.	54,100	727,562
	NH Foods, Ltd.	9,700	426,333
	NHK Spring Co., Ltd.	70,863	398,788
#	Nicca Chemical Co., Ltd.	2,100	16,928
*	Nice Corp.	2,400	22,843
	Nichia Steel Works, Ltd.	12,900	33,326
	Nichias Corp.	37,700	815,287
	Nichiban Co., Ltd.	4,000	55,726
	Nichicon Corp.	22,500	142,211
	Nichiden Corp.	7,300	152,803
	Nichiha Corp.	12,000	243,666
	NichiiGakkan Co., Ltd.	23,200	339,209
	Nichi-iko Pharmaceutical Co., Ltd.	23,100	262,274
	Nichirei Corp.	32,500	927,998
	Nichireki Co., Ltd.	10,800	161,861
	Nichirin Co., Ltd.	6,200	71,991
	Nidec Corp.	7,400	587,834
	Nifco, Inc.	30,200	678,538
	Nihon Chouzai Co., Ltd.	9,400	140,267
*	Nihon Dempa Kogyo Co., Ltd.	11,800	33,585
	Nihon Dengi Co., Ltd.	1,400	46,197
	Nihon Denkei Co., Ltd.	2,600	29,261
	Nihon Flush Co., Ltd.	3,800	51,801
	Nihon House Holdings Co., Ltd.	24,600	54,325
	Nihon Kagaku Sangyo Co., Ltd.	5,600	52,675
	Nihon Kohden Corp.	9,500	325,891
	Nihon M&A Center, Inc.	21,600	1,051,769
#	Nihon Nohyaku Co., Ltd.	18,800	85,295

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co., Ltd.	31,200	$302,791
	Nihon Plast Co., Ltd.	7,600	27,165
	Nihon Tokushu Toryo Co., Ltd.	5,000	44,751
	Nihon Unisys, Ltd.	26,000	786,786
	Nihon Yamamura Glass Co., Ltd.	3,600	28,487
	Nikkato Corp.	2,700	17,018
#	Nikkiso Co., Ltd.	21,900	182,832
	Nikko Co., Ltd.	10,500	59,441
	Nikkon Holdings Co., Ltd.	23,000	419,150
	Nikon Corp.	46,200	323,004
	Nintendo Co., Ltd.	3,200	1,407,392
	Nippi, Inc.	1,000	30,627
	Nippo Corp.	17,000	450,855
	Nippon Air Conditioning Services Co., Ltd.	6,100	41,995
	Nippon Aqua Co., Ltd.	2,800	16,293
	Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	75,814
	Nippon Carbide Industries Co., Inc.	3,800	40,626
	Nippon Carbon Co., Ltd.	5,800	173,925
	Nippon Chemical Industrial Co., Ltd.	3,000	58,252
*	Nippon Chemi-Con Corp.	3,700	58,801
	Nippon Chemiphar Co., Ltd.	900	20,854
	Nippon Coke & Engineering Co., Ltd.	76,400	43,520
	Nippon Commercial Development Co., Ltd.	7,300	98,191
#	Nippon Computer Dynamics Co., Ltd.	1,800	8,919
	Nippon Concept Corp.	5,400	60,240
	Nippon Concrete Industries Co., Ltd.	16,800	40,793
*	Nippon Denko Co., Ltd.	55,800	75,577
	Nippon Densetsu Kogyo Co., Ltd.	16,500	333,122
	Nippon Dry-Chemical Co., Ltd.	2,800	41,160
	Nippon Electric Glass Co., Ltd.	31,400	513,587
	Nippon Express Co., Ltd.	26,100	1,240,770
	Nippon Filcon Co., Ltd.	6,000	29,333
	Nippon Fine Chemical Co., Ltd.	5,700	78,289
	Nippon Flour Mills Co., Ltd.	21,600	340,474
	Nippon Gas Co., Ltd.	19,300	905,944
	Nippon Hume Corp.	9,000	62,928
	Nippon Kayaku Co., Ltd.	40,900	401,218
*	Nippon Kinzoku Co., Ltd.	2,800	14,334
#	Nippon Kodoshi Corp.	3,100	28,968
	Nippon Koei Co., Ltd.	5,400	138,527
*	Nippon Koshuha Steel Co., Ltd.	3,200	9,297
	Nippon Light Metal Holdings Co., Ltd.	355,400	585,598
	Nippon Paint Holdings Co., Ltd.	1,700	116,248
	Nippon Paper Industries Co., Ltd.	45,700	575,515
#	Nippon Parking Development Co., Ltd., Class C	60,600	69,751
	Nippon Pillar Packing Co., Ltd.	8,400	115,040
	Nippon Piston Ring Co., Ltd.	2,400	25,286
	Nippon Road Co., Ltd. (The)	2,900	203,648
	Nippon Seiki Co., Ltd.	21,200	238,149
	Nippon Seisen Co., Ltd.	1,200	34,031
*	Nippon Sharyo, Ltd.	4,800	107,312
*	Nippon Sheet Glass Co., Ltd.	63,300	207,074
	Nippon Shinyaku Co., Ltd.	1,500	116,047
	Nippon Shokubai Co., Ltd.	9,000	447,352
	Nippon Signal Co., Ltd.	14,900	141,751
	Nippon Soda Co., Ltd.	10,900	279,930
	Nippon Steel Corp.	106,399	872,405
	Nippon Steel Trading Corp.	6,700	199,768
	Nippon Suisan Kaisha, Ltd.	161,400	677,126

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Systemware Co., Ltd.	3,100	$53,822
	Nippon Telegraph & Telephone Corp.	56,600	1,313,769
	Nippon Thompson Co., Ltd.	30,100	87,024
	Nippon Tungsten Co., Ltd.	800	13,439
	Nippon Yakin Kogyo Co., Ltd.	7,790	107,728
	Nippon Yusen K.K.	68,600	892,620
	Nipro Corp.	71,300	763,423
	Nishikawa Rubber Co., Ltd.	300	3,431
	Nishimatsu Construction Co., Ltd.	24,400	453,039
#	Nishimatsuya Chain Co., Ltd.	19,000	191,630
	Nishimoto Co., Ltd.	2,300	40,339
	Nishi-Nippon Financial Holdings, Inc.	38,600	240,999
	Nishi-Nippon Railroad Co., Ltd.	15,500	389,070
	Nishio Rent All Co., Ltd.	12,200	232,322
	Nissan Chemical Corp.	17,300	916,232
	Nissan Motor Co., Ltd.	209,000	714,898
	Nissan Shatai Co., Ltd.	29,000	215,692
	Nissan Tokyo Sales Holdings Co., Ltd.	10,900	24,601
	Nissei ASB Machine Co., Ltd.	2,600	65,984
	Nissei Corp.	1,700	18,867
	Nissei Plastic Industrial Co., Ltd.	5,600	41,575
	Nissha Co., Ltd.	19,600	203,285
	Nisshin Group Holdings Co., Ltd.	17,900	59,991
	Nisshin Oillio Group, Ltd. (The)	11,500	348,502
	Nisshin Seifun Group, Inc.	21,200	324,740
	Nisshinbo Holdings, Inc.	46,448	277,816
	Nissin Corp.	6,500	89,842
	Nissin Electric Co., Ltd.	17,100	160,214
	Nissin Foods Holdings Co., Ltd.	2,400	216,794
	Nissin Kogyo Co., Ltd.	16,500	341,168
	Nissin Sugar Co., Ltd.	5,700	94,705
	Nisso Corp.	3,700	19,351
	Nissui Pharmaceutical Co., Ltd.	6,300	61,192
	Nitori Holdings Co., Ltd.	2,300	503,553
	Nitta Corp.	9,500	201,346
	Nitta Gelatin, Inc.	5,000	28,353
	Nittan Valve Co., Ltd.	12,900	25,637
	Nittetsu Mining Co., Ltd.	2,600	99,378
	Nitto Denko Corp.	22,000	1,246,970
	Nitto Fuji Flour Milling Co., Ltd.	500	28,438
	Nitto Kogyo Corp.	8,000	130,144
	Nitto Kohki Co., Ltd.	5,000	96,212
	Nitto Seiko Co., Ltd.	9,400	42,033
	Nittoc Construction Co., Ltd.	10,600	72,571
	NJS Co., Ltd.	2,700	39,300
	Noda Corp.	5,100	27,945
	Noevir Holdings Co., Ltd.	5,300	219,327
	NOF Corp.	13,500	505,484
	Nohmi Bosai, Ltd.	5,500	106,062
	Nojima Corp.	17,400	436,245
	NOK Corp.	28,500	310,456
	Nomura Co., Ltd.	29,600	189,182
	Nomura Holdings, Inc.	172,600	812,285
	Nomura Holdings, Inc., Sponsored ADR	10,300	48,307
	Nomura Real Estate Holdings, Inc.	31,300	517,476
	Nomura Research Institute, Ltd.	12,309	324,877
	Noritake Co., Ltd.	4,200	126,299
	Noritsu Koki Co., Ltd.	9,100	130,510
	Noritz Corp.	14,000	170,174

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank, Ltd.	124,800	$238,874
	Nozawa Corp.	2,600	16,563
	NS Solutions Corp.	9,300	244,907
#	NS Tool Co., Ltd.	4,900	116,227
	NS United Kaiun Kaisha, Ltd.	5,100	69,524
	NSD Co., Ltd.	14,340	260,770
	NSK, Ltd.	57,200	385,049
	NTN Corp.	151,100	264,185
	NTT Data Corp.	36,000	409,293
	NTT DOCOMO, Inc.	181,600	4,999,651
*	OAK Capital Corp.	22,700	19,662
	Oat Agrio Co., Ltd.	2,000	18,791
	Obara Group, Inc.	4,800	154,405
	Obayashi Corp.	202,500	1,807,999
	Obic Co., Ltd.	800	143,464
	Odakyu Electric Railway Co., Ltd.	26,399	552,449
	Oenon Holdings, Inc.	16,000	60,613
	Ogaki Kyoritsu Bank, Ltd. (The)	16,900	331,925
	Ohara, Inc.	2,000	18,089
	Ohashi Technica, Inc.	4,800	66,885
#	Ohba Co., Ltd.	4,600	27,992
	Ohki Healthcare Holdings Co., Ltd.	1,300	14,056
	Ohsho Food Service Corp.	3,600	171,674
	Oiles Corp.	10,700	137,025
	Oita Bank, Ltd. (The)	6,600	147,635
	Oji Holdings Corp.	306,300	1,285,425
	Okabe Co., Ltd.	16,200	108,535
	Okada Aiyon Corp.	800	6,486
	Okamoto Industries, Inc.	3,600	136,263
	Okamoto Machine Tool Works, Ltd.	1,900	35,679
	Okamura Corp.	26,500	172,326
	Okasan Securities Group, Inc.	66,400	188,909
	Oki Electric Industry Co., Ltd.	52,100	462,392
	Okinawa Cellular Telephone Co.	4,700	188,158
	Okinawa Electric Power Co., Inc. (The)	11,007	171,612
*	OKK Corp.	2,400	7,205
	OKUMA Corp.	6,999	270,388
	Okumura Corp.	12,300	291,692
	Okura Industrial Co., Ltd.	3,400	44,796
	Okuwa Co., Ltd.	12,000	167,290
	Olympus Corp.	87,500	1,573,815
	Omron Corp.	4,400	316,931
	Ono Pharmaceutical Co., Ltd.	8,300	233,291
	ONO Sokki Co., Ltd.	3,300	14,945
	Onoken Co., Ltd.	7,600	82,890
	Onward Holdings Co., Ltd.	44,600	109,531
#	Ootoya Holdings Co., Ltd.	1,000	26,384
#*	Open Door, Inc.	4,300	38,953
	Open House Co., Ltd.	21,100	595,522
#	Optex Group Co., Ltd.	6,800	70,191
*	Optim Corp.	3,600	116,854
	Optorun Co., Ltd.	3,000	66,619
	Oracle Corp.	2,500	301,156
	Organo Corp.	3,000	151,477
	Orient Corp.	183,000	176,408
	Oriental Land Co., Ltd.	2,800	337,799
	Origin Co., Ltd.	3,700	43,254
	ORIX Corp.	122,000	1,319,444
#	Oro Co., Ltd.	1,500	41,714

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaka Gas Co., Ltd.	29,500	$546,980
	Osaka Organic Chemical Industry, Ltd.	3,400	83,676
	Osaka Soda Co., Ltd.	4,400	95,002
	Osaka Steel Co., Ltd.	6,000	56,719
	OSAKA Titanium Technologies Co., Ltd.	7,700	57,864
	Osaki Electric Co., Ltd.	19,500	91,697
	OSG Corp.	33,900	461,925
	OSJB Holdings Corp.	55,500	118,251
	Otsuka Corp.	13,200	688,238
	Otsuka Holdings Co., Ltd.	17,500	725,787
	OUG Holdings, Inc.	1,200	30,316
	Outsourcing, Inc.	40,600	224,512
	Oval Corp.	3,700	7,546
	Oyo Corp.	9,400	120,460
#	Ozu Corp.	2,400	38,502
	Pacific Industrial Co., Ltd.	20,900	153,353
	Pacific Metals Co., Ltd.	7,000	98,661
	Pack Corp. (The)	3,200	80,194
	PAL GROUP Holdings Co., Ltd.	12,000	123,573
	PALTAC Corp.	4,600	249,157
	Paltek Corp.	3,100	15,613
	Pan Pacific International Holdings Corp.	43,200	979,128
	Panasonic Corp.	388,700	3,366,676
	PAPYLESS Co., Ltd.	500	12,389
	Paraca, Inc.	2,700	38,633
	Paramount Bed Holdings Co., Ltd.	4,700	200,375
	Paris Miki Holdings, Inc.	10,400	25,424
	Park24 Co., Ltd.	26,700	355,720
	Pasco Corp.	1,600	19,606
	Pasona Group, Inc.	12,400	145,769
	PC Depot Corp.	9,900	59,262
	PCI Holdings, Inc.	2,000	19,574
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	14,291
	Penta-Ocean Construction Co., Ltd.	127,900	672,300
#*	Pepper Food Service Co., Ltd.	3,800	14,763
*	PeptiDream, Inc.	2,300	92,658
	Persol Holdings Co., Ltd.	47,600	601,775
	Phil Co., Inc.	1,100	15,707
#	PIA Corp.	1,900	44,700
	Pickles Corp.	1,100	27,599
	Pigeon Corp.	15,600	606,498
	Pilot Corp.	10,200	283,444
	Piolax, Inc.	13,800	190,383
	Plenus Co., Ltd.	3,200	48,889
	Pola Orbis Holdings, Inc.	3,600	59,855
	Poletowin Pitcrew Holdings, Inc.	12,000	102,460
	Premium Group Co., Ltd.	2,700	42,167
	Press Kogyo Co., Ltd.	37,100	96,096
	Pressance Corp.	23,400	257,077
	Prestige International, Inc.	29,600	231,207
	Prima Meat Packers, Ltd.	17,900	478,205
	Pronexus, Inc.	4,200	44,559
	Properst Co., Ltd.	10,900	12,313
	Pro-Ship, Inc.	1,600	20,768
	Prospect Co., Ltd.	169,000	54,446
	Proto Corp.	6,400	63,166
	PS Mitsubishi Construction Co., Ltd.	16,400	78,628
	Punch Industry Co., Ltd.	8,700	32,246
	Qol Holdings Co., Ltd.	14,200	138,546

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Quick Co., Ltd.	4,000	$38,755
#	Raccoon Holdings, Inc.	3,100	34,342
	Raito Kogyo Co., Ltd.	17,700	245,890
	Raiznext Corp.	13,300	150,266
	Rakus Co., Ltd.	10,700	247,053
	Rakuten, Inc.	15,500	142,434
	Rasa Corp.	4,400	38,980
	Rasa Industries, Ltd.	4,400	59,585
	Raysum Co., Ltd.	7,100	57,945
	Recruit Holdings Co., Ltd.	93,400	2,913,691
	Relia, Inc.	11,000	116,433
	Relo Group, Inc.	25,200	437,973
	Renaissance, Inc.	4,300	30,650
*	Renesas Electronics Corp.	204,700	1,125,944
	Rengo Co., Ltd.	78,900	593,487
*	RENOVA, Inc.	8,800	88,577
	Resona Holdings, Inc.	279,400	915,949
	Resorttrust, Inc.	44,400	495,935
	Restar Holdings Corp.	9,600	170,714
#	Retail Partners Co., Ltd.	8,300	167,215
	Rheon Automatic Machinery Co., Ltd.	6,000	68,979
	Rhythm Watch Co., Ltd.	2,400	13,469
	Riberesute Corp.	4,400	28,441
	Ricoh Co., Ltd.	99,500	640,756
	Ricoh Leasing Co., Ltd.	6,700	169,516
#	Ride On Express Holdings Co., Ltd.	2,800	66,137
#*	Right On Co., Ltd.	6,500	32,999
	Riken Corp.	3,700	90,593
	Riken Keiki Co., Ltd.	2,900	67,523
	Riken Technos Corp.	18,200	65,303
	Riken Vitamin Co., Ltd.	4,400	91,959
#	Ringer Hut Co., Ltd.	5,000	99,689
	Rinnai Corp.	3,100	254,088
	Rion Co., Ltd.	1,800	33,201
	Riso Kagaku Corp.	6,100	71,342
	Riso Kyoiku Co., Ltd.	38,100	109,074
	Rock Field Co., Ltd.	5,600	64,714
	Rohm Co., Ltd.	9,400	603,608
	Rohto Pharmaceutical Co., Ltd.	11,300	348,791
	Rokko Butter Co., Ltd.	6,000	87,685
	Roland DG Corp.	5,900	62,068
	Rorze Corp.	4,300	221,089
	Round One Corp.	44,300	263,663
	Royal Holdings Co., Ltd.	12,600	178,015
#*	Royal Hotel, Ltd. (The)	800	8,739
	Ryobi, Ltd.	12,800	122,228
	Ryoden Corp.	7,100	93,585
	Ryohin Keikaku Co., Ltd.	73,100	881,090
	Ryosan Co., Ltd.	8,800	167,308
#	Ryoyo Electro Corp.	6,300	175,438
	S Foods, Inc.	6,900	165,142
	Sac's Bar Holdings, Inc.	8,500	38,160
	Sagami Rubber Industries Co., Ltd.	3,000	46,137
	Saibu Gas Co., Ltd.	10,000	212,664
#	Saizeriya Co., Ltd.	11,000	171,401
	Sakai Chemical Industry Co., Ltd.	5,400	98,664
	Sakai Heavy Industries, Ltd.	1,400	28,564
	Sakai Moving Service Co., Ltd.	6,200	264,929
	Sakai Ovex Co., Ltd.	1,700	35,054

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakata INX Corp.	18,500	$171,028
	Sakura Internet, Inc.	5,400	27,091
	Sala Corp.	25,600	131,296
	SAMTY Co., Ltd.	13,100	142,371
	San Holdings, Inc.	4,000	42,019
	San ju San Financial Group, Inc.	7,790	92,369
	San-A Co., Ltd.	4,900	184,779
	San-Ai Oil Co., Ltd.	26,600	215,512
*	Sanden Holdings Corp.	12,400	30,555
	Sanei Architecture Planning Co., Ltd.	4,100	46,291
	Sangetsu Corp.	10,400	142,254
	San-In Godo Bank, Ltd. (The)	67,200	314,236
#*	Sanix, Inc.	10,400	23,217
	Sanken Electric Co., Ltd.	15,800	304,231
	Sanki Engineering Co., Ltd.	18,200	199,944
	Sanko Gosei, Ltd.	13,400	31,922
	Sanko Metal Industrial Co., Ltd.	1,400	27,572
	Sankyo Co., Ltd.	9,400	235,145
	Sankyo Frontier Co., Ltd.	1,000	31,473
	Sankyo Seiko Co., Ltd.	16,900	66,543
	Sankyo Tateyama, Inc.	10,700	80,582
	Sankyu, Inc.	20,300	699,926
	Sanoh Industrial Co., Ltd.	12,800	73,892
	Sanoyas Holdings Corp.	9,000	13,453
#	Sansei Landic Co., Ltd.	4,200	30,122
#	Sansei Technologies, Inc.	2,300	13,227
	Sansha Electric Manufacturing Co., Ltd.	4,500	24,032
	Sanshin Electronics Co., Ltd.	4,800	79,688
	Santen Pharmaceutical Co., Ltd.	18,700	315,515
	Sanwa Holdings Corp.	51,700	443,072
	Sanyo Chemical Industries, Ltd.	5,400	230,183
	Sanyo Denki Co., Ltd.	4,000	179,263
	Sanyo Electric Railway Co., Ltd.	4,800	95,554
	Sanyo Engineering & Construction, Inc.	2,400	13,626
	Sanyo Shokai, Ltd.	4,800	25,124
	Sanyo Special Steel Co., Ltd.	8,500	61,226
	Sanyo Trading Co., Ltd.	12,000	102,596
	Sapporo Holdings, Ltd.	38,600	664,730
	Sata Construction Co., Ltd.	4,100	15,261
	Sato Holdings Corp.	13,300	276,194
	Sato Shoji Corp.	5,200	42,461
	Satori Electric Co., Ltd.	4,900	35,154
#	Sawada Holdings Co., Ltd.	9,600	81,649
	Sawai Pharmaceutical Co., Ltd.	13,400	636,567
*	Saxa Holdings, Inc.	2,800	37,277
	SB Technology Corp.	4,400	135,146
	SBI Holdings, Inc.	35,900	755,942
	SBS Holdings, Inc.	11,900	253,288
#	Scala, Inc.	11,600	62,678
	SCREEN Holdings Co., Ltd.	13,000	653,394
	Scroll Corp.	13,800	72,428
	SCSK Corp.	5,900	300,288
	Secom Co., Ltd.	4,500	389,155
#	Seed Co., Ltd.	8,100	48,370
	Sega Sammy Holdings, Inc.	39,600	446,434
	Seibu Holdings, Inc.	63,900	571,102
	Seika Corp.	3,700	39,351
	Seikagaku Corp.	15,300	145,125
	Seikitokyu Kogyo Co., Ltd.	17,800	121,012

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Epson Corp.	76,400	$810,529
	Seiko Holdings Corp.	11,400	156,049
	Seiko PMC Corp.	5,800	37,414
	Seino Holdings Co., Ltd.	35,500	436,926
	Seiren Co., Ltd.	16,000	184,531
	Sekisui Chemical Co., Ltd.	91,100	1,240,077
#	Sekisui House, Ltd.	39,100	714,113
	Sekisui Jushi Corp.	9,000	169,574
	Sekisui Kasei Co., Ltd.	11,400	55,224
	Senko Group Holdings Co., Ltd.	58,000	433,697
	Senshu Electric Co., Ltd.	3,500	98,921
	Senshu Ikeda Holdings, Inc.	104,400	153,722
*	Senshukai Co., Ltd.	11,500	36,680
	SERAKU Co., Ltd.	2,200	23,461
	Seria Co., Ltd.	13,000	520,141
	Seven & I Holdings Co., Ltd.	117,800	3,559,858
	Seven Bank, Ltd.	182,900	448,659
	SFP Holdings Co., Ltd.	4,600	52,744
	SG Holdings Co., Ltd.	2,900	106,426
	Sharp Corp.	24,400	240,825
	Shibaura Electronics Co., Ltd.	3,500	66,949
	Shibaura Machine Co., Ltd.	8,700	163,006
	Shibaura Mechatronics Corp.	2,600	63,985
	Shibusawa Warehouse Co., Ltd. (The)	4,200	70,939
	Shibuya Corp.	6,000	155,433
*	Shidax Corp.	6,000	11,914
*	SHIFT, Inc.	200	21,230
	Shiga Bank, Ltd. (The)	17,000	371,255
	Shikibo, Ltd.	4,500	42,995
	Shikoku Bank, Ltd. (The)	15,500	103,546
	Shikoku Chemicals Corp.	17,400	179,533
	Shikoku Electric Power Co., Inc.	36,200	243,585
	Shima Seiki Manufacturing, Ltd.	12,900	152,268
	Shimachu Co., Ltd.	15,500	421,791
	Shimadzu Corp.	10,600	270,504
	Shimamura Co., Ltd.	5,800	403,324
	Shimano, Inc.	1,500	325,707
	Shimizu Bank, Ltd. (The)	4,300	60,954
	Shimizu Corp.	134,800	966,330
	Shimojima Co., Ltd.	4,300	46,794
	Shin Nippon Air Technologies Co., Ltd.	2,900	59,387
	Shin Nippon Biomedical Laboratories, Ltd.	5,100	30,283
	Shinagawa Refractories Co., Ltd.	2,700	51,978
	Shindengen Electric Manufacturing Co., Ltd.	3,400	63,537
	Shin-Etsu Chemical Co., Ltd.	27,800	3,253,676
	Shin-Etsu Polymer Co., Ltd.	18,100	146,723
	Shin-Keisei Electric Railway Co., Ltd.	1,000	19,945
	Shinki Bus Co., Ltd.	500	14,527
	Shinko Electric Industries Co., Ltd.	31,500	474,286
	Shinko Shoji Co., Ltd.	17,000	136,488
	Shinmaywa Industries, Ltd.	20,300	177,643
	Shinnihon Corp.	15,800	117,060
#	Shinoken Group Co., Ltd.	16,400	118,881
	Shinsei Bank, Ltd.	38,200	431,555
	Shinsho Corp.	2,200	36,153
	Shinwa Co., Ltd.	2,500	45,628
	Shionogi & Co., Ltd.	6,500	386,691
	Ship Healthcare Holdings, Inc.	20,300	873,961
	Shiseido Co., Ltd.	31,200	1,738,345

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuki Electric Co., Inc.	5,100	$24,994
	Shizuoka Bank, Ltd. (The)	49,800	323,413
	Shizuoka Gas Co., Ltd.	22,300	179,598
*	Shobunsha Holdings, Inc.	2,300	9,237
	Shoei Co., Ltd.	8,800	234,478
	Shoei Foods Corp.	2,200	76,244
	Shofu, Inc.	4,000	50,983
*	Shoko Co., Ltd.	2,500	13,806
	Showa Corp.	38,400	811,569
	Showa Denko K.K.	71,200	1,476,128
#	Showa Sangyo Co., Ltd.	6,200	200,699
	Showa Shinku Co., Ltd.	2,000	25,431
	Sigma Koki Co., Ltd.	2,500	24,474
#	SIGMAXYZ, Inc.	4,600	67,966
	Siix Corp.	7,900	62,023
*	Silver Life Co., Ltd.	1,200	21,260
	Sinanen Holdings Co., Ltd.	3,200	86,804
	Sinfonia Technology Co., Ltd.	9,600	91,483
	Sinko Industries, Ltd.	5,800	76,734
	Sintokogio, Ltd.	16,300	107,844
	SK-Electronics Co., Ltd.	5,500	50,496
	SKY Perfect JSAT Holdings, Inc.	61,300	225,575
#	Skylark Holdings Co., Ltd.	60,800	843,161
	SMC Corp.	500	262,775
	SMK Corp.	1,799	39,269
	SMS Co., Ltd.	24,300	602,976
	Snow Peak, Inc.	1,300	13,981
	SNT Corp.	13,900	27,580
	Soda Nikka Co., Ltd.	8,400	40,128
	Sodick Co., Ltd.	24,000	187,177
	Softbank Corp.	66,300	887,505
	SoftBank Group Corp.	280,444	17,688,464
#	Softbrain Co., Ltd.	18,000	57,958
	Softcreate Holdings Corp.	3,200	69,528
	Software Service, Inc.	700	72,512
	Sohgo Security Services Co., Ltd.	3,300	155,678
	Sojitz Corp.	317,200	665,381
	Soken Chemical & Engineering Co., Ltd.	3,000	32,800
	Solasto Corp.	17,500	169,368
	Soliton Systems K.K.	3,100	43,578
	Sompo Holdings, Inc.	25,200	830,445
	Sony Corp.	104,000	8,080,280
#	Sony Corp., Sponsored ADR	9,300	725,028
	Sotetsu Holdings, Inc.	12,700	302,890
	Sotoh Co., Ltd.	1,600	14,353
	Space Co., Ltd.	2,550	21,682
	Space Value Holdings Co., Ltd.	17,400	53,879
	Sparx Group Co., Ltd.	61,900	111,116
	SPK Corp.	3,600	45,684
	S-Pool, Inc.	6,500	40,461
	Square Enix Holdings Co., Ltd.	4,200	225,665
	SRA Holdings	5,500	118,892
	ST Corp.	1,100	21,354
	St Marc Holdings Co., Ltd.	7,200	99,448
	Stanley Electric Co., Ltd.	20,500	491,073
	Star Mica Holdings Co., Ltd.	4,000	44,143
	Star Micronics Co., Ltd.	13,000	145,749
	Starts Corp., Inc.	20,000	365,074
	Starzen Co., Ltd.	3,400	121,610

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	St-Care Holding Corp.	8,200	$32,011
	Stella Chemifa Corp.	4,300	110,499
	Step Co., Ltd.	1,700	23,253
	Strike Co., Ltd.	2,500	109,782
	Studio Alice Co., Ltd.	6,800	91,408
	Subaru Corp.	37,216	702,913
	Subaru Enterprise Co., Ltd.	600	40,685
	Sugi Holdings Co., Ltd.	4,800	346,827
	Sugimoto & Co., Ltd.	4,500	74,247
	SUMCO Corp.	73,200	1,135,699
	Sumida Corp.	18,600	112,962
	Suminoe Textile Co., Ltd.	1,600	25,000
	Sumiseki Holdings, Inc.	15,700	16,680
	Sumitomo Bakelite Co., Ltd.	16,100	390,650
	Sumitomo Chemical Co., Ltd.	517,200	1,492,441
	Sumitomo Corp.	69,600	773,237
	Sumitomo Dainippon Pharma Co., Ltd.	26,200	327,217
	Sumitomo Densetsu Co., Ltd.	7,100	145,164
	Sumitomo Electric Industries, Ltd.	116,500	1,301,610
	Sumitomo Forestry Co., Ltd.	83,700	935,803
	Sumitomo Heavy Industries, Ltd.	34,600	674,183
	Sumitomo Metal Mining Co., Ltd.	29,600	889,763
	Sumitomo Mitsui Construction Co., Ltd.	73,020	283,604
	Sumitomo Mitsui Financial Group, Inc.	75,900	2,022,464
	Sumitomo Mitsui Trust Holdings, Inc.	18,100	464,701
	Sumitomo Osaka Cement Co., Ltd.	12,200	410,397
*	Sumitomo Precision Products Co., Ltd.	1,100	21,040
	Sumitomo Realty & Development Co., Ltd.	21,000	535,542
	Sumitomo Riko Co., Ltd.	10,600	49,605
	Sumitomo Rubber Industries, Ltd.	100,495	836,060
	Sumitomo Seika Chemicals Co., Ltd.	4,700	149,167
	Sumitomo Warehouse Co., Ltd. (The)	26,500	299,328
	Sun Frontier Fudousan Co., Ltd.	22,700	175,808
	Suncall Corp.	7,100	25,047
	Sundrug Co., Ltd.	20,300	690,828
	Suntory Beverage & Food, Ltd.	10,000	377,462
	Sun-Wa Technos Corp.	5,500	40,154
	Suruga Bank, Ltd.	44,100	148,431
	Sushiro Global Holdings, Ltd.	17,600	373,274
	Suzuken Co., Ltd.	9,170	326,196
	Suzuki Co., Ltd.	6,500	39,054
	Suzuki Motor Corp.	43,200	1,417,540
	SWCC Showa Holdings Co., Ltd.	14,200	165,404
	Sysmex Corp.	12,800	984,276
#	System Information Co., Ltd.	2,800	36,639
	System Research Co., Ltd.	1,600	28,122
	Systena Corp.	22,600	339,131
	Syuppin Co., Ltd.	8,000	46,753
	T Hasegawa Co., Ltd.	12,800	255,671
	T RAD Co., Ltd.	3,500	43,601
	T&D Holdings, Inc.	73,700	606,660
	T&K Toka Co., Ltd.	7,400	54,305
	Tachibana Eletech Co., Ltd.	6,980	107,142
#	Tachikawa Corp.	4,700	51,295
	Tachi-S Co., Ltd.	12,300	98,033
#	Tadano, Ltd.	44,900	359,930
	Taihei Dengyo Kaisha, Ltd.	6,700	135,878
	Taiheiyo Cement Corp.	53,900	1,169,786
	Taiheiyo Kouhatsu, Inc.	4,300	24,625

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiho Kogyo Co., Ltd.	7,500	$35,512
	Taikisha, Ltd.	5,600	157,397
	Taiko Bank, Ltd. (The)	3,600	42,465
	Taisei Corp.	53,700	1,844,588
	Taisei Lamick Co., Ltd.	2,700	68,450
	Taisei Oncho Co., Ltd.	1,400	23,804
	Taisho Pharmaceutical Holdings Co., Ltd.	5,600	318,185
	Taiyo Holdings Co., Ltd.	1,700	80,312
	Taiyo Nippon Sanso Corp.	24,400	384,873
#	Taiyo Yuden Co., Ltd.	22,900	725,916
	Takachiho Koheki Co., Ltd.	4,000	33,622
	Takamatsu Construction Group Co., Ltd.	4,400	89,401
#	Takamatsu Machinery Co., Ltd.	1,100	6,811
	Takamiya Co., Ltd.	13,500	68,992
	Takano Co., Ltd.	5,000	28,973
	Takaoka Toko Co., Ltd.	4,200	37,001
	Takara & Co., Ltd.	1,000	20,724
	Takara Bio, Inc.	2,300	61,413
	Takara Holdings, Inc.	7,300	62,915
	Takara Leben Co., Ltd.	56,100	177,434
	Takara Standard Co., Ltd.	16,000	216,048
	Takasago International Corp.	6,300	120,643
	Takasago Thermal Engineering Co., Ltd.	8,200	108,926
	Takashima & Co., Ltd.	1,700	26,189
	Takashimaya Co., Ltd.	46,400	308,818
	Take And Give Needs Co., Ltd.	6,700	30,350
	TAKEBISHI Corp.	3,200	40,353
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	3,700	67,340
	Takeda Pharmaceutical Co., Ltd.	62,653	2,272,224
	Takeei Corp.	9,800	108,708
	Takemoto Yohki Co., Ltd.	3,800	28,664
	Takeuchi Manufacturing Co., Ltd.	13,000	216,741
	Takihyo Co., Ltd.	1,900	33,145
	Takisawa Machine Tool Co., Ltd.	2,200	20,493
	Takuma Co., Ltd.	19,100	264,085
#	Tama Home Co., Ltd.	11,900	122,851
	Tamron Co., Ltd.	4,200	66,759
	Tamura Corp.	34,500	138,000
	Tanabe Engineering Corp.	1,500	9,745
#	Tanseisha Co., Ltd.	10,850	60,286
	Tatsuta Electric Wire and Cable Co., Ltd.	16,300	89,319
	Tayca Corp.	6,000	72,787
	Tazmo Co., Ltd.	900	12,942
	Tbk Co., Ltd.	7,400	29,621
#	TDC Soft, Inc.	3,000	24,634
	TDK Corp.	26,100	2,905,892
	Tear Corp.	3,400	13,677
	TechMatrix Corp.	14,000	241,499
	Techno Ryowa, Ltd.	1,900	16,054
	Techno Smart Corp.	800	5,977
	TechnoPro Holdings, Inc.	12,800	654,080
	Teijin, Ltd.	102,200	1,475,945
	Teikoku Electric Manufacturing Co., Ltd.	4,300	47,898
	Teikoku Sen-I Co., Ltd.	4,500	100,137
	Teikoku Tsushin Kogyo Co., Ltd.	3,200	33,338
	Tekken Corp.	5,200	92,645
	Temairazu, Inc.	700	22,864
	Tenma Corp.	6,600	95,774
	Tenox Corp.	1,200	9,831

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tenpos Holdings Co., Ltd.	1,100	$19,021
	Teraoka Seisakusho Co., Ltd.	1,600	5,961
	Terasaki Electric Co., Ltd.	1,100	10,127
	Terumo Corp.	40,900	1,547,290
	T-Gaia Corp.	5,800	104,229
	THK Co., Ltd.	25,900	610,211
	Tigers Polymer Corp.	4,400	18,192
	TIS, Inc.	50,800	1,087,912
	TKC Corp.	2,500	137,600
	Toa Corp.	6,700	42,283
	Toa Corp.	6,900	100,861
	Toa Oil Co., Ltd.	2,900	51,958
	TOA ROAD Corp.	2,300	74,264
	Toagosei Co., Ltd.	46,100	439,519
	Toba, Inc.	400	10,459
	Tobishima Corp.	12,310	117,106
	Tobu Railway Co., Ltd.	16,800	470,465
	TOC Co., Ltd.	20,500	122,558
	Tocalo Co., Ltd.	40,500	453,614
	Tochigi Bank, Ltd. (The)	50,000	73,363
	Toda Corp.	74,500	477,894
*	Toda Kogyo Corp.	2,200	35,441
	Toei Animation Co., Ltd.	4,700	241,906
	Toei Co., Ltd.	1,800	239,231
	Toell Co., Ltd.	1,900	12,083
	Toenec Corp.	3,700	131,025
	Togami Electric Manufacturing Co., Ltd.	999	14,110
	Toho Bank, Ltd. (The)	90,800	190,430
	Toho Co., Ltd.	6,000	178,354
#	Toho Co., Ltd.	3,200	52,973
	Toho Gas Co., Ltd.	9,400	410,208
	Toho Holdings Co., Ltd.	23,400	400,704
	Toho Titanium Co., Ltd.	16,000	85,922
*	Toho Zinc Co., Ltd.	6,400	87,751
	Tohoku Bank, Ltd. (The)	4,300	39,104
	Tohoku Electric Power Co., Inc.	38,400	362,887
	Tohoku Steel Co., Ltd.	1,200	15,877
	Tohokushinsha Film Corp.	4,700	27,044
#	Tohto Suisan Co., Ltd.	600	17,392
	Tokai Carbon Co., Ltd.	73,000	636,908
	Tokai Corp.	5,200	104,408
	TOKAI Holdings Corp.	56,900	530,630
	Tokai Rika Co., Ltd.	23,300	291,423
	Tokai Tokyo Financial Holdings, Inc.	87,600	189,151
	Token Corp.	3,400	216,107
	Tokio Marine Holdings, Inc.	29,800	1,258,304
	Tokushu Tokai Paper Co., Ltd.	4,100	167,892
	Tokuyama Corp.	27,977	655,275
*	Tokyo Base Co., Ltd.	5,400	13,967
	Tokyo Broadcasting System Holdings, Inc.	12,600	190,264
	Tokyo Century Corp.	13,800	776,183
	Tokyo Dome Corp.	38,600	230,996
*	Tokyo Electric Power Co. Holdings, Inc.	140,100	373,680
	Tokyo Electron Device, Ltd.	3,000	92,463
	Tokyo Electron, Ltd.	10,800	2,988,546
	Tokyo Energy & Systems, Inc.	10,400	71,725
	Tokyo Gas Co., Ltd.	25,100	532,926
	Tokyo Individualized Educational Institute, Inc.	6,100	28,382
	Tokyo Keiki, Inc.	4,900	42,247

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	12,200	$125,125
	Tokyo Ohka Kogyo Co., Ltd.	8,000	423,199
	Tokyo Printing Ink Manufacturing Co., Ltd.	500	9,352
#	Tokyo Rakutenchi Co., Ltd.	700	25,228
*	Tokyo Rope Manufacturing Co., Ltd.	5,600	26,935
	Tokyo Sangyo Co., Ltd.	7,700	34,726
	Tokyo Seimitsu Co., Ltd.	13,500	431,409
	Tokyo Steel Manufacturing Co., Ltd.	13,900	78,507
	Tokyo Tatemono Co., Ltd.	59,500	635,935
	Tokyo Tekko Co., Ltd.	4,000	58,175
	Tokyo Theatres Co., Inc.	3,400	36,676
	Tokyotokeiba Co., Ltd.	5,200	203,686
	Tokyu Construction Co., Ltd.	59,000	274,360
	Tokyu Corp.	26,000	289,353
	Tokyu Fudosan Holdings Corp.	190,000	726,094
	Tokyu Recreation Co., Ltd.	1,000	38,662
	Toli Corp.	17,400	39,822
	Tomato Bank, Ltd.	3,000	27,881
	Tomen Devices Corp.	1,300	44,873
	Tomoe Corp.	9,200	27,944
#	Tomoe Engineering Co., Ltd.	3,200	58,189
*	Tomoegawa Co., Ltd.	1,600	13,565
	Tomoku Co., Ltd.	4,500	71,819
	TOMONY Holdings, Inc.	72,000	219,590
	Tomy Co., Ltd.	38,521	289,025
	Tonami Holdings Co., Ltd.	2,400	128,344
	Topcon Corp.	41,000	268,248
	Toppan Forms Co., Ltd.	23,000	217,225
	Toppan Printing Co., Ltd.	36,120	541,490
	Topre Corp.	20,500	197,488
	Topy Industries, Ltd.	6,000	61,838
	Toray Industries, Inc.	217,800	942,760
	Torex Semiconductor, Ltd.	2,800	31,606
	Toridoll Holdings Corp.	23,600	246,664
	Torigoe Co., Ltd. (The)	6,600	56,557
	Torii Pharmaceutical Co., Ltd.	6,300	201,548
#	Torikizoku Co., Ltd.	1,700	19,936
	Torishima Pump Manufacturing Co., Ltd.	8,500	68,048
	Tosei Corp.	18,900	146,312
	Toshiba Corp.	14,600	446,485
	Toshiba TEC Corp.	13,100	503,617
	Tosho Co., Ltd.	5,300	52,041
	Tosoh Corp.	87,700	1,177,121
	Totech Corp.	1,300	28,094
	Totetsu Kogyo Co., Ltd.	8,800	209,950
	TOTO, Ltd.	6,399	241,381
	Totoku Electric Co., Ltd.	1,400	28,066
	Tottori Bank, Ltd. (The)	4,100	42,252
	Toukei Computer Co., Ltd.	500	18,059
#	Tow Co., Ltd.	17,200	42,749
	Towa Bank, Ltd. (The)	14,000	84,263
	Towa Corp.	8,500	99,131
	Towa Pharmaceutical Co., Ltd.	16,200	291,393
	Toyo Construction Co., Ltd.	45,200	157,185
	Toyo Corp.	9,100	77,459
	Toyo Denki Seizo K.K.	3,000	29,456
*	Toyo Engineering Corp.	12,100	34,918
	Toyo Gosei Co., Ltd.	1,700	140,523
	Toyo Ink SC Holdings Co., Ltd.	16,400	295,668

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Kanetsu K.K.	3,400	$63,227
	Toyo Logistics Co., Ltd.	10,200	29,998
	Toyo Machinery & Metal Co., Ltd.	6,400	23,215
	Toyo Securities Co., Ltd.	30,100	28,370
	Toyo Seikan Group Holdings, Ltd.	32,100	351,606
	Toyo Suisan Kaisha, Ltd.	4,100	249,261
	Toyo Tanso Co., Ltd.	4,900	73,900
	Toyo Tire Corp	51,400	683,903
	Toyo Wharf & Warehouse Co., Ltd.	2,300	30,532
	Toyobo Co., Ltd.	54,300	754,546
	Toyoda Gosei Co., Ltd.	20,900	409,818
	Toyota Boshoku Corp.	32,500	380,199
	Toyota Industries Corp.	7,400	375,943
	Toyota Motor Corp., Sponsored ADR	10,100	1,205,334
	Toyota Motor Corp.	226,064	13,420,019
	Toyota Tsusho Corp.	26,100	661,985
	TPR Co., Ltd.	10,600	128,831
#*	Traders Holdings Co., Ltd.	24,800	19,175
	Trancom Co., Ltd.	5,200	377,414
	Transaction Co., Ltd.	2,000	20,081
	Treasure Factory Co., Ltd.	2,100	13,422
	Trend Micro, Inc.	17,500	1,026,355
	Tri Chemical Laboratories, Inc.	1,700	168,920
#	Trinity Industrial Corp.	2,000	11,401
	Trusco Nakayama Corp.	12,400	292,088
	TS Tech Co., Ltd.	18,507	469,435
	TSI Holdings Co., Ltd.	27,900	78,539
	Tsubaki Nakashima Co., Ltd.	23,900	159,214
	Tsubakimoto Chain Co.	12,200	286,348
	Tsubakimoto Kogyo Co., Ltd.	1,700	46,110
*	Tsudakoma Corp.	1,400	11,200
	Tsugami Corp.	27,600	254,146
	Tsukada Global Holdings, Inc.	9,500	19,785
	Tsukishima Kikai Co., Ltd.	12,100	130,235
	Tsukuba Bank, Ltd.	43,500	66,093
	Tsukui Corp.	32,700	140,859
	Tsumura & Co.	11,000	274,122
	Tsuruha Holdings, Inc.	4,600	637,862
	Tsurumi Manufacturing Co., Ltd.	7,600	129,578
	Tsutsumi Jewelry Co., Ltd.	2,700	47,118
#	Tsuzuki Denki Co., Ltd.	1,500	24,576
	TV Asahi Holdings Corp.	11,400	155,895
	Tv Tokyo Holdings Corp.	3,800	78,904
	TYK Corp.	8,500	21,680
	UACJ Corp.	16,100	271,783
	Ube Industries, Ltd.	60,100	981,561
	Ubicom Holdings, Inc.	1,500	32,416
	Uchida Yoko Co., Ltd.	2,500	151,349
	Ulvac, Inc.	15,900	471,683
#*	Umenohana Co., Ltd.	500	4,525
	Unicharm Corp.	8,100	366,386
*	Uniden Holdings Corp.	2,500	38,078
#	UNIMAT Retirement Community Co., Ltd.	3,300	30,050
	Union Tool Co.	2,700	65,797
	Unipres Corp.	20,600	154,211
	United Arrows, Ltd.	7,300	96,372
	United Super Markets Holdings, Inc.	22,700	273,490
#	UNITED, Inc.	5,100	50,941
*	Unitika, Ltd.	25,100	75,440

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Universal Entertainment Corp.	6,000	$105,632
#	Urbanet Corp. Co., Ltd.	8,600	20,886
	Usen-Next Holdings Co., Ltd.	1,800	19,541
	Ushio, Inc.	41,400	486,828
	USS Co., Ltd.	21,500	318,758
*	UT Group Co., Ltd.	7,800	159,034
	Utoc Corp.	5,300	24,261
#*	UUUM, Inc.	2,200	40,042
#	V Technology Co., Ltd.	3,500	112,318
	Valor Holdings Co., Ltd.	20,000	434,264
	Valqua, Ltd.	7,600	130,529
	Value HR Co., Ltd.	1,600	19,612
	ValueCommerce Co., Ltd.	5,400	159,975
#	V-Cube, Inc.	2,200	26,498
*	Vector, Inc.	10,300	71,170
	Vertex Corp.	3,940	64,274
#*	VIA Holdings, Inc.	7,400	19,464
*	Village Vanguard Co., Ltd.	1,700	15,417
*	Vision, Inc.	5,700	31,669
*	Visionary Holdings Co., Ltd.	3,650	9,955
	Vital KSK Holdings, Inc.	20,400	196,385
	VT Holdings Co., Ltd.	50,900	150,659
	Wacoal Holdings Corp.	19,300	325,955
	Wacom Co., Ltd.	55,500	301,364
	Wakachiku Construction Co., Ltd.	5,600	59,381
	Wakita & Co., Ltd.	15,800	134,530
	Warabeya Nichiyo Holdings Co., Ltd.	5,700	82,573
	Waseda Academy Co., Ltd.	1,400	12,332
	Watahan & Co., Ltd.	4,300	88,733
	WATAMI Co., Ltd.	7,200	52,950
	Watts Co., Ltd.	4,800	45,413
	Wavelock Holdings Co., Ltd.	2,200	16,545
	WDB Holdings Co., Ltd.	2,700	64,071
	Weathernews, Inc.	1,500	54,718
	Welcia Holdings Co., Ltd.	6,100	558,447
*	Wellnet Corp.	4,000	21,392
	West Holdings Corp.	10,500	242,688
	West Japan Railway Co.	7,300	315,250
	Will Group, Inc.	6,900	35,388
	WIN-Partners Co., Ltd.	5,300	45,908
	Wood One Co., Ltd.	3,200	35,020
#	Workman Co., Ltd.	1,600	151,156
	World Co., Ltd.	1,400	16,459
	World Holdings Co., Ltd.	4,300	58,102
	Wowow, Inc.	1,400	32,593
	Xebio Holdings Co., Ltd.	12,400	79,904
#	YAC Holdings Co., Ltd.	2,400	13,732
	Yachiyo Industry Co., Ltd.	2,600	9,277
	Yagi & Co., Ltd.	1,400	20,316
	Yahagi Construction Co., Ltd.	10,400	75,111
	Yaizu Suisankagaku Industry Co., Ltd.	2,800	22,725
	Yakult Honsha Co., Ltd.	4,000	228,621
	YAKUODO Holdings Co., Ltd.	3,300	84,151
	YAMABIKO Corp.	14,000	114,151
	YAMADA Consulting Group Co., Ltd.	4,000	42,563
	Yamada Denki Co., Ltd.	74,188	321,872
	Yamagata Bank, Ltd. (The)	10,900	129,506
	Yamaguchi Financial Group, Inc.	77,100	455,266
	Yamaha Corp.	2,500	115,267

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaha Motor Co., Ltd.	96,700	$1,410,085
	Yamaichi Electronics Co., Ltd.	10,400	123,814
	YA-MAN, Ltd.	8,700	78,736
	Yamanashi Chuo Bank, Ltd. (The)	11,800	88,020
	Yamashina Corp.	25,000	15,489
	Yamatane Corp.	4,800	55,750
	Yamato Corp.	7,100	38,086
	Yamato Holdings Co., Ltd.	17,300	446,091
#	Yamato International, Inc.	5,400	16,653
	Yamato Kogyo Co., Ltd.	18,300	373,324
#	Yamaura Corp.	2,400	18,312
	Yamaya Corp.	1,800	33,312
	Yamazaki Baking Co., Ltd.	19,200	322,180
	Yamazawa Co., Ltd.	1,300	20,670
	Yamazen Corp.	26,200	236,195
	Yaoko Co., Ltd.	6,800	540,398
	Yashima Denki Co., Ltd.	7,800	64,303
	Yaskawa Electric Corp.	6,800	226,082
	Yasuda Logistics Corp.	6,700	54,440
	Yasunaga Corp.	4,500	38,648
	Yellow Hat, Ltd.	15,300	200,819
	Yodogawa Steel Works, Ltd.	9,500	156,890
	Yokogawa Bridge Holdings Corp.	11,600	204,038
	Yokogawa Electric Corp.	32,600	500,739
	Yokohama Reito Co., Ltd.	21,300	169,527
	Yokohama Rubber Co., Ltd. (The)	72,900	932,475
	Yokowo Co., Ltd.	8,200	185,195
	Yomeishu Seizo Co., Ltd.	3,500	58,148
	Yomiuri Land Co., Ltd.	2,199	69,082
	Yondenko Corp.	1,700	35,756
	Yondoshi Holdings, Inc.	4,600	76,817
	Yorozu Corp.	9,900	94,620
#	Yoshinoya Holdings Co., Ltd.	15,100	258,410
	Yossix Co., Ltd.	700	10,189
	Yotai Refractories Co., Ltd.	6,300	41,683
	Yuasa Trading Co., Ltd.	7,100	189,844
	Yuken Kogyo Co., Ltd.	1,100	15,584
#	Yumeshin Holdings Co., Ltd.	15,700	78,933
	Yurtec Corp.	15,000	86,162
	Yushiro Chemical Industry Co., Ltd.	3,700	43,654
	Z Holdings Corp.	140,000	744,483
	Zaoh Co., Ltd.	2,500	33,047
	Zenitaka Corp. (The)	1,000	36,580
	Zenkoku Hosho Co., Ltd.	15,900	555,712
	Zenrin Co., Ltd.	12,400	121,702
	Zensho Holdings Co., Ltd.	21,377	386,991
	Zeon Corp.	37,000	355,803
	ZIGExN Co., Ltd.	21,400	57,550
	ZOZO, Inc.	23,100	624,864
	Zuiko Corp.	1,100	49,365
TOTAL JAPAN			525,633,736
MALAYSIA — (0.7%)
#	Duopharma Biotech Bhd	116,664	72,422
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	42,803
#	Aeon Co. M Bhd	303,900	60,736
	AEON Credit Service M Bhd	49,149	106,788
*	AFFIN Bank Bhd	150,670	57,446
*	AirAsia Group Bhd	642,400	97,484

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	AirAsia X Bhd	882,200	$14,757
	Alliance Bank Malaysia Bhd	373,600	188,999
	Allianz Malaysia Bhd	20,500	64,815
	AMMB Holdings Bhd	421,600	288,830
*	Ann Joo Resources Bhd	119,300	19,469
	Astro Malaysia Holdings Bhd	298,900	56,312
	ATA IMS Bhd	99,600	28,887
	Axiata Group Bhd	277,490	209,769
	Batu Kawan Bhd	7,200	26,007
#*	Berjaya Assets Bhd	176,800	11,433
*	Berjaya Corp. Bhd	1,139,136	57,497
	Berjaya Food Bhd	2,100	584
*	Berjaya Land Bhd	333,000	14,943
	Berjaya Sports Toto Bhd	346,206	171,806
*	BerMaz Motor Sdn Bhd	285,700	95,074
	BIMB Holdings Bhd	139,700	112,574
*	Boustead Holdings Bhd	152,600	22,794
	Boustead Plantations Bhd	196,420	17,639
	British American Tobacco Malaysia Bhd	38,700	98,023
*	Bumi Armada Bhd	1,207,700	64,810
	Bursa Malaysia Bhd	196,350	430,433
*	Cahya Mata Sarawak Bhd	284,300	116,182
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	240,647
	CB Industrial Product Holding Bhd	88,300	18,655
	CIMB Group Holdings Bhd	479,097	406,568
*	Cypark Resources Bhd	120,300	26,541
	D&O Green Technologies Bhd	241,100	48,856
	Dagang NeXchange Bhd	236,200	13,979
#	Datasonic Group Bhd	257,500	85,352
*	Dayang Enterprise Holdings Bhd	125,400	34,302
	Dialog Group Bhd	178,600	159,804
	DiGi.Com Bhd	287,200	287,958
#	DRB-Hicom Bhd	381,000	172,032
	Dufu Technology Corp. Bhd	27,600	45,892
	Dutch Lady Milk Industries Bhd	4,500	42,733
	Eastern & Oriental Bhd	259,375	24,729
#*	Eco World Development Group Bhd	443,900	45,785
*	Eco World International Bhd	84,700	9,001
#	Ekovest BHD	528,900	64,099
#	FGV Holdings Bhd	848,000	240,989
	Formosa Prosonic Industries BHD	55,700	18,723
	Fraser & Neave Holdings Bhd	24,500	187,880
	Frontken Corp. Bhd	331,900	277,095
#	Gabungan AQRS Bhd	101,592	20,365
	Gadang Holdings Bhd	266,950	27,716
	Gamuda Bhd	546,640	460,419
#	Gas Malaysia Bhd	64,000	41,284
#	Genting Bhd	346,200	314,132
	Genting Malaysia Bhd	356,100	192,016
	Genting Plantations Bhd	26,200	62,614
#	George Kent Malaysia Bhd	206,750	33,287
	Globetronics Technology Bhd	172,866	104,719
	Guan Chong Bhd	91,800	67,509
	Hai-O Enterprise Bhd	71,300	31,150
	HAP Seng Consolidated Bhd	44,100	93,224
	Hartalega Holdings Bhd	145,200	697,703
	Heineken Malaysia Bhd	36,100	192,703
#*	Hengyuan Refining Co. Bhd	64,400	45,956
	HeveaBoard Bhd	130,500	12,670

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Hiap Teck Venture Bhd	299,100	$11,075
*	Hibiscus Petroleum Bhd	181,200	25,818
	Hong Leong Bank Bhd	42,180	149,744
	Hong Leong Financial Group Bhd	42,578	135,871
	Hong Leong Industries Bhd	19,300	36,020
	Hup Seng Industries Bhd	13,200	2,901
	IHH Healthcare Bhd	36,800	47,004
	IJM Corp. Bhd	910,500	344,552
#	Inari Amertron Bhd	750,425	380,544
	Insas Bhd	250,900	46,846
	IOI Corp. Bhd	83,000	89,943
	IOI Properties Group Bhd	379,625	82,924
*	Iris Corp. Bhd	499,300	37,880
#*	Iskandar Waterfront City Bhd	224,600	32,401
#*	JAKS Resources Bhd	219,300	40,146
*	Jaya Tiasa Holdings Bhd	210,000	29,605
	Kerjaya Prospek Group Bhd	104,940	26,344
*	KNM Group Bhd	1,052,620	55,125
	Kossan Rubber Industries	177,100	737,896
	KPJ Healthcare Bhd	463,600	86,063
#*	KSL Holdings Bhd	135,319	17,966
	Kuala Lumpur Kepong Bhd	9,711	53,433
	Land & General Bhd	399,300	9,972
	LBS Bina Group Bhd	262,835	22,282
	Lii Hen Industries Bhd	74,300	49,021
	Lingkaran Trans Kota Holdings Bhd	42,500	40,274
	Lotte Chemical Titan Holding Bhd	32,000	15,201
#	LPI Capital Bhd	40,440	127,805
	Magni-Tech Industries Bhd	167,200	83,421
	Magnum Bhd	251,500	126,436
	Mah Sing Group Bhd	553,875	85,443
	Malakoff Corp. Bhd	281,900	63,270
	Malayan Banking Bhd	209,365	379,025
#	Malayan Flour Mills Bhd	308,600	39,454
	Malaysia Airports Holdings Bhd	346,300	432,641
#	Malaysia Building Society Bhd	704,668	89,124
	Malaysian Pacific Industries Bhd	55,600	172,785
	Malaysian Resources Corp. Bhd	652,100	86,395
	Matrix Concepts Holdings Bhd	227,266	90,704
	Maxis Bhd	156,200	195,221
	MBM Resources BHD	57,700	42,080
#	Mega First Corp. Bhd	80,700	127,769
	MISC Bhd	135,200	251,689
	MKH Bhd	100,700	30,919
	MMC Corp. Bhd	187,200	31,327
	MNRB Holdings Bhd	182,774	35,937
#	Muda Holdings Bhd	76,500	29,911
	Muhibbah Engineering M Bhd	129,500	26,117
*	Mulpha International Bhd	39,460	13,708
	My EG Services Bhd	65,900	20,957
	Nestle Malaysia Bhd	4,900	163,933
#	NTPM Holdings Bhd	104,000	14,559
*	OCK Group Bhd	171,300	20,942
#	Oriental Holdings BHD	127,200	160,286
#	OSK Holdings Bhd	472,550	87,061
	Padini Holdings Bhd	116,700	58,788
	Panasonic Manufacturing Malaysia Bhd	2,400	17,525
#	Paramount Corp. Bhd	146,300	28,929
	Pentamaster Corp. Bhd	109,649	166,287

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Petron Malaysia Refining & Marketing Bhd	47,500	$41,913
	Petronas Chemicals Group Bhd	278,100	406,930
	Petronas Dagangan Bhd	29,500	149,684
	Petronas Gas Bhd	43,200	171,797
	PIE Industrial Bhd	20,300	7,323
	Pos Malaysia Bhd	180,800	42,219
	PPB Group Bhd	69,820	324,987
#	Press Metal Aluminium Holdings Bhd	361,200	413,014
	Public Bank Bhd	394,700	1,584,242
	QL Resources Bhd	155,350	357,320
	Ranhill Holdings Bhd	89,400	19,765
	RCE Capital Bhd	65,800	29,500
*	Revenue Group Bhd	71,400	21,868
	RGB International Bhd	325,257	12,342
#	RHB Bank Bhd	165,757	196,280
	Sam Engineering & Equipment M Bhd	10,100	17,288
#*	Sapura Energy Bhd	3,636,500	82,600
	Sarawak Oil Palms Bhd	50,500	42,701
	Scientex Bhd	101,200	217,675
	Serba Dinamik Holdings Bhd	328,220	126,642
	Shangri-La Hotels Malaysia Bhd	17,500	17,158
	Sime Darby Bhd	488,370	251,031
#	Sime Darby Plantation Bhd	70,470	86,819
	Sime Darby Property Bhd	262,670	38,735
	SKP Resources Bhd	409,600	136,143
	SP Setia Bhd Group	440,579	80,484
*	Sumatec Resources Bhd	822,800	369
	Sunway Bhd	412,654	131,688
	Sunway Construction Group Bhd	116,690	52,362
#*	Supermax Corp. Bhd	338,692	1,487,410
	Syarikat Takaful Malaysia Keluarga Bhd	110,800	126,149
	Ta Ann Holdings Bhd	100,580	67,513
#	TA Enterprise Bhd	384,000	55,376
	TA Global Bhd	228,100	14,274
	Taliworks Corp. Bhd	68,666	13,865
	Telekom Malaysia Bhd	176,900	166,942
	Tenaga Nasional Bhd	135,900	366,752
	Thong Guan Industries Bhd	29,700	33,030
	TIME dotCom Bhd	49,000	126,185
	Top Glove Corp. Bhd	168,600	1,032,731
*	Tropicana Corp. Bhd	254,083	53,962
*	TSH Resources Bhd	21,300	5,222
*	Tune Protect Group Bhd	191,000	12,399
#	Uchi Technologies Bhd	83,700	50,603
#	UEM Edgenta Bhd	74,800	39,543
*	UEM Sunrise Bhd	699,100	70,454
	UMW Holdings Bhd	137,700	79,991
	United Plantations Bhd	7,600	25,066
	UOA Development Bhd	283,500	103,077
*	Velesto Energy Bhd	1,107,073	36,980
	ViTrox Corp. Bhd	45,900	133,516
*	Vizione Holdings Bhd	186,600	17,152
	VS Industry Bhd	624,124	206,131
#	Wah Seong Corp. Bhd	116,881	13,676
*	WCT Holdings Bhd	357,051	39,617
#	Wellcall Holdings Bhd	53,700	10,183
	Westports Holdings Bhd	170,000	157,411
	Widad Group Bhd	96,800	11,388
	Yinson Holdings Bhd	126,700	187,755

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	YNH Property Bhd	124,837	$80,811
	YTL Corp. Bhd	1,227,726	226,235
	YTL Power International Bhd	234,906	39,150
TOTAL MALAYSIA			23,457,130
MEXICO — (0.6%)
	ALEATICA S.A.B. de C.V.	5,854	5,313
	Alfa S.A.B. de C.V., Class A	1,784,541	968,648
	Alpek S.A.B. de C.V.	245,078	191,613
#*	Alsea S.A.B. de C.V.	251,622	245,121
	America Movil S.A.B. de C.V.	1,780,639	1,124,151
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	28,021	354,185
#	Arca Continental S.A.B. de C.V.	65,332	327,790
*	Axtel S.A.B. de C.V.	499,613	127,738
#*	Banco del Bajio SA	90,250	69,751
	Becle S.A.B. de C.V.	43,768	89,424
	Bolsa Mexicana de Valores S.A.B. de C.V.	208,501	423,185
	Cemex S.A.B. de C.V.	4,106,589	1,258,456
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	800	33,112
	Coca-Cola Femsa S.A.B. de C.V.	55,325	229,827
*	Consorcio ARA S.A.B. de C.V.	330,697	39,972
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	4,146	22,927
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	132,904	73,096
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	147,273	221,489
*	Credito Real S.A.B. de C.V. SOFOM ER	84,592	48,425
#	El Puerto de Liverpool S.A.B. de C.V.	31,272	76,399
*	Elementia S.A.B. de C.V.	21,051	6,148
#*	Empresas ICA S.A.B. de C.V.	42,400	179
	Fomento Economico Mexicano S.A.B. de C.V.	75,692	465,954
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	267	16,423
*	Genomma Lab Internacional S.A.B. de C.V., Class B	385,947	410,659
*	Gentera S.A.B. de C.V.	444,917	155,936
	Gruma S.A.B. de C.V., Class B	72,377	848,491
#*	Grupo Aeromexico S.A.B. de C.V.	110,715	24,128
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	152,098	634,567
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,600	107,344
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	89,797	605,116
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	500	49,915
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	18,655	186,927
	Grupo Bimbo S.A.B. de C.V., Class A	322,397	582,937
	Grupo Carso S.A.B. de C.V.	73,190	144,703
	Grupo Cementos de Chihuahua S.A.B. de C.V.	43,340	205,843
	Grupo Comercial Chedraui S.A. de C.V.	156,209	183,548
	Grupo Elektra S.A.B. de C.V.	11,994	642,411
*	Grupo Famsa S.A.B. de C.V., Class A	60,103	1,971
	Grupo Financiero Banorte S.A.B. de C.V., Class O	395,606	1,416,928
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	344,293	248,299
#*	Grupo GICSA SAB de CV	30,415	4,455
#	Grupo Herdez S.A.B. de C.V.	119,801	182,487
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	60,872	10,941
*	Grupo Industrial Saltillo S.A.B. de C.V.	7,630	5,479
#	Grupo Lala S.A.B. de C.V.	119,465	64,577
#	Grupo Mexico S.A.B. de C.V., Class B	682,729	1,729,294
#	Grupo Rotoplas S.A.B. de C.V.	68,876	46,051
	Grupo Sanborns S.A.B. de C.V.	66,549	58,460
#	Grupo Simec S.A.B. de C.V., Class B	33,392	70,010
*	Grupo Televisa S.A.B., Sponsored ADR	14,900	83,291
#*	Grupo Televisa S.A.B.	386,721	433,725
*	Grupo Traxion S.A.B. de C.V.	22,758	16,106

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Hoteles City Express S.A.B. de C.V.	174,099	$42,635
	Industrias Bachoco S.A.B. de C.V., Class B	84,972	250,468
	Industrias CH S.A.B. de C.V., Class B	75,560	293,684
	Industrias Penoles S.A.B. de C.V.	48,407	721,983
	Infraestructura Energetica Nova S.A.B. de C.V.	36,711	108,871
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	246,708	405,619
#	La Comer S.A.B. de C.V.	265,377	419,619
	Megacable Holdings S.A.B. de C.V.	250,576	749,645
*	Minera Frisco S.A.B. de C.V.	76,283	8,398
#*	Minera Frisco S.A.B. de C.V., Class A1	129,447	23,266
#	Nemak S.A.B. de C.V.	174,592	40,873
	Orbia Advance Corp. S.A.B. de C.V.	473,286	750,495
*	Organizacion Cultiba S.A.B. de C.V.	15,310	7,743
#	Organizacion Soriana S.A.B. de C.V., Class B	50,685	36,941
*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	41,524	304,391
*	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	5,373	26,316
	Qualitas Controladora S.A.B. de C.V.	54,504	220,588
*	Regional S.A.B. de C.V.	114,430	298,017
#*	Telesites S.A.B. de C.V.	347,607	257,562
	TV Azteca S.A.B. de C.V.	620,632	8,812
*	Unifin Financiera S.A.B. de C.V.	53,817	43,479
*	Vitro S.A.B. de C.V., Class A	28,118	29,438
	Wal-Mart de Mexico S.A.B. de C.V.	194,783	458,447
TOTAL MEXICO			21,081,215
NETHERLANDS — (2.4%)
	Aalberts NV	39,671	1,416,740
	ABN AMRO Bank NV	66,574	552,951
*	Accell Group NV	9,606	269,503
*	Adyen NV	542	909,480
	Aegon NV	486,366	1,425,242
	Aegon NV	29,614	85,880
	Akzo Nobel NV	13,811	1,301,303
*	Altice Europe NV	109,634	519,804
*	Altice Europe NV, Class B	4,940	23,463
#	AMG Advanced Metallurgical Group NV	10,033	178,779
	Amsterdam Commodities NV	6,867	152,527
	APERAM SA	20,698	589,573
*	Arcadis NV	35,450	728,091
#*	ArcelorMittal SA	85,334	944,799
*	ArcelorMittal SA	15,658	171,768
*	Argenx SE	101	23,306
	ASM International NV	11,352	1,736,496
	ASML Holding NV	4,870	1,731,468
	ASML Holding NV	20,610	7,290,169
	ASR Nederland NV	72,877	2,354,449
*	Basic-Fit NV	8,181	212,925
	BE Semiconductor Industries NV	42,901	1,918,177
#*	Beter Bed Holding NV	7,231	20,551
*	Boskalis Westminster	36,680	692,845
#*	Brunel International NV	5,294	38,262
#	Coca-Cola European Partners P.L.C.	37,132	1,504,411
	Corbion NV	23,371	897,096
	Euronext NV	20,012	2,311,740
	Flow Traders	20,804	764,404
	ForFarmers NV	23,206	149,395
#*	Fugro NV	31,698	127,656
*	GrandVision NV	18,748	537,758
#*	Heijmans NV	12,081	84,859

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Heineken NV	40,248	$3,898,267
*	Hunter Douglas NV	2,658	144,246
#	IMCD NV	10,389	1,074,301
#	ING Groep NV, Sponsored ADR	6,500	44,850
	ING Groep NV	237,968	1,659,322
	Intertrust NV	28,250	523,472
*	Just Eat Takeaway.com NV	3,852	414,062
*	Kendrion NV	7,480	102,921
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	25,231
	Koninklijke Ahold Delhaize NV	277,227	7,984,364
*	Koninklijke BAM Groep NV	128,215	199,779
	Koninklijke DSM NV	26,533	4,061,297
#	Koninklijke KPN NV	1,192,526	3,141,597
*	Koninklijke Philips NV	55,945	2,890,728
	Koninklijke Vopak NV	28,028	1,532,229
*	Lucas Bols NV	3,091	28,205
*	Nederland Apparatenfabriek	2,486	121,631
	NN Group NV	40,499	1,482,349
*	OCI NV	14,303	170,426
*	Ordina NV	39,907	101,146
	PostNL NV	126,242	309,639
*	Prosus N.V.	21,373	2,080,169
	Randstad NV	59,385	2,860,420
#	SBM Offshore NV	70,213	1,092,603
#*	SIF Holding NV	4,117	52,778
*	Signify NV	66,802	2,004,277
	Sligro Food Group NV	9,932	155,938
	TKH Group NV	25,422	1,002,601
*	TomTom NV	29,599	237,005
	Unilever NV	66,112	3,902,591
	Unilever NV	32,435	1,916,593
	Van Lanschot Kempen NV	6,150	106,441
	Wolters Kluwer NV	38,178	3,013,183
TOTAL NETHERLANDS			80,000,531
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	106,585	1,485,243
	Air New Zealand, Ltd.	377,964	336,463
	Arvida Group, Ltd.	35,313	37,519
	Auckland International Airport, Ltd.	81,564	347,694
*	CBL Corp., Ltd.	591	233
	Chorus, Ltd.	199,843	987,419
	Contact Energy, Ltd.	68,094	264,894
	EBOS Group, Ltd.	30,799	446,360
	Fisher & Paykel Healthcare Corp., Ltd.	72,454	1,735,593
	Fletcher Building, Ltd.	202,087	454,263
	Fletcher Building, Ltd.	2,494	5,545
#*	Fonterra Co-operative Group, Ltd.	17,499	44,437
	Freightways, Ltd.	48,255	224,682
	Genesis Energy, Ltd.	97,494	189,079
#	Gentrack Group, Ltd.	12,157	10,337
	Hallenstein Glasson Holdings, Ltd.	20,188	46,042
	Heartland Group Holdings, Ltd.	217,632	190,287
	Infratil, Ltd.	156,777	503,464
#	Investore Property, Ltd.	56,506	74,765
	Kathmandu Holdings, Ltd.	197,467	149,323
	Mainfreight, Ltd.	25,513	797,405
	Mercury NZ, Ltd.	54,040	168,007
	Meridian Energy, Ltd.	55,750	181,008

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Metlifecare, Ltd.	87,993	$344,789
	NEW Zealand King Salmon Investments, Ltd.	10,005	12,157
	New Zealand Refining Co., Ltd. (The)	73,105	34,542
*	NZME, Ltd.	54,459	8,733
	NZX, Ltd.	90,092	87,384
	Oceania Healthcare, Ltd.	85,867	57,566
	Port of Tauranga, Ltd.	40,233	206,361
*	Pushpay Holdings, Ltd.	6,700	35,418
*	Restaurant Brands New Zealand, Ltd.	9,961	78,987
	Ryman Healthcare, Ltd.	41,222	365,886
	Sanford, Ltd.	20,591	88,958
	Scales Corp., Ltd.	44,784	156,220
*	Serko, Ltd.	5,481	12,799
	Skellerup Holdings, Ltd.	53,156	86,091
*	SKY Network Television, Ltd.	509,053	43,620
	SKYCITY Entertainment Group, Ltd.	324,190	536,773
	Spark New Zealand, Ltd.	295,490	968,361
	Steel & Tube Holdings, Ltd.	32,029	11,848
	Summerset Group Holdings, Ltd.	100,645	526,305
*	Synlait Milk, Ltd.	13,419	61,418
#	Tourism Holdings, Ltd.	35,268	44,089
*	TOWER, Ltd.	89,887	35,798
	Trustpower, Ltd.	10,678	47,028
	Turners Automotive Group, Ltd.	21,827	32,963
	Vector, Ltd.	29,600	76,575
	Vista Group International, Ltd.	337	286
	Warehouse Group, Ltd. (The)	20,901	28,763
	Z Energy, Ltd.	144,152	269,676
TOTAL NEW ZEALAND			12,939,456
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	238,000	109,703
#*	Adevinta ASA, Class B	2,582	41,331
	AF Gruppen ASA	7,537	144,840
*	Akastor ASA	63,364	42,043
#	Aker ASA, Class A	4,077	173,659
#	Aker BP ASA	20,632	392,876
#*	Aker Solutions ASA	52,196	85,277
	American Shipping Co. ASA	18,446	54,025
	Atea ASA	33,779	392,213
	Austevoll Seafood ASA	40,040	338,436
#	Avance Gas Holding, Ltd.	16,815	39,385
#*	Axactor SE	56,980	42,820
#*	B2Holding ASA	130,088	67,097
*	Bakkafrost P/F	2,401	146,471
	Bonheur ASA	8,451	199,192
	Borregaard ASA	42,001	560,265
#*	BW Energy, Ltd.	11,397	21,491
	BW LPG, Ltd.	35,590	147,351
#	BW Offshore, Ltd.	55,857	194,535
*	DNB ASA	83,023	1,275,179
#	DNO ASA	301,710	191,636
	Entra ASA	18,515	261,374
	Equinor ASA	179,214	2,686,981
	Equinor ASA, Sponsored ADR	7,404	110,394
	Europris ASA	64,160	315,421
#	FLEX LNG, Ltd.	14,271	79,124
#	Frontline, Ltd.	34,372	277,209
*	Gjensidige Forsikring ASA	4,211	86,569

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Grieg Seafood ASA	9,319	$94,309
*	Hexagon Composites ASA	31,218	164,377
#	Hoegh LNG Holdings, Ltd.	15,351	18,571
#*	Kongsberg Automotive ASA	1,298,042	21,411
	Kongsberg Gruppen ASA	8,730	132,480
*	Kvaerner ASA	55,434	58,969
	Leroy Seafood Group ASA	30,593	177,362
	Mowi ASA	40,861	742,082
*	NEL ASA	114,338	238,347
#*	Nordic Nanovector ASA	2,597	6,333
*	Nordic Semiconductor ASA	14,137	140,203
*	Norsk Hydro ASA	210,973	595,941
	Norway Royal Salmon ASA	3,042	75,553
#*	Norwegian Air Shuttle ASA	18,574	4,672
*	Norwegian Finans Holding ASA	56,373	421,131
	Norwegian Property ASA	1,619	2,050
	Ocean Yield ASA	28,518	69,875
#*	Odfjell Drilling, Ltd.	40,392	50,437
*	Olav Thon Eiendomsselskap ASA	6,027	101,569
	Orkla ASA	40,705	400,368
*	Otello Corp. ASA	48,164	66,597
*	PGS ASA	185,906	66,289
*	Protector Forsikring ASA	18,993	91,693
*	Salmar ASA	6,412	304,961
*	Sbanken ASA	40,308	290,765
	Scatec Solar ASA	7,279	126,878
*	Schibsted ASA, Class A	1,649	59,823
*	Schibsted ASA, Class B	4,803	157,110
	Selvaag Bolig ASA	14,564	81,109
*	Solon Eiendom ASA	6,828	22,318
*	SpareBank 1 SR-Bank ASA	61,496	487,723
	Stolt-Nielsen, Ltd.	13,146	118,359
*	Storebrand ASA	135,981	744,137
*	Subsea 7 SA	61,075	467,880
	Telenor ASA	44,916	694,347
#	TGS NOPEC Geophysical Co. ASA	40,861	608,243
*	Tomra Systems ASA	29,260	1,204,718
	Treasure ASA	17,251	19,830
*	Veidekke ASA	38,542	524,232
#*	Wallenius Wilhelmsen ASA	55,587	82,444
	Wilh Wilhelmsen Holding ASA, Class A	6,373	78,752
*	XXL ASA	61,528	148,231
	Yara International ASA	9,702	409,268
TOTAL NORWAY			18,848,644
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	1,856	15,126
	Cia de Minas Buenaventura SAA, ADR	1,300	15,418
	Credicorp, Ltd.	1,928	245,184
*	Fossal SAA, ADR	235	0
*	Grana y Montero SAA, Sponsored ADR	6,245	14,613
TOTAL PERU			290,341
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	104,600	18,833
	Aboitiz Equity Ventures, Inc.	140,820	138,517
	Aboitiz Power Corp.	87,300	45,670
*	AC Energy Philippines, Inc.	685,000	35,596

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Alliance Global Group, Inc.	1,505,100	$174,889
*	Altus Property Ventures, Inc.	11,417	3,322
*	Apex Mining Co., Inc.	1,093,000	32,687
	Ayala Corp.	15,255	226,673
	Ayala Land, Inc.	458,000	310,606
*	AyalaLand Logistics Holdings Corp.	457,000	15,381
	Bank of the Philippine Islands	89,166	123,824
	BDO Unibank, Inc.	103,933	185,866
	Belle Corp.	1,052,000	29,333
	Bloomberry Resorts Corp.	2,201,400	284,096
	Cebu Air, Inc.	100,610	77,216
*	CEMEX Holdings Philippines, Inc.	2,108,195	38,241
	Century Pacific Food, Inc.	276,900	81,684
	Chelsea Logistics and Infrastructure Holdings Corp.	169,400	11,471
	China Banking Corp.	339,992	138,445
	Cosco Capital, Inc.	809,000	80,591
	D&L Industries, Inc.	665,000	62,346
	DMCI Holdings, Inc.	1,630,000	118,259
*	DoubleDragon Properties Corp.	217,800	70,914
	Eagle Cement Corp.	82,700	16,591
*	East West Banking Corp.	277,950	40,995
*	EEI Corp.	156,000	15,859
	Emperador, Inc.	463,900	85,908
	Filinvest Development Corp.	18,400	3,253
	Filinvest Land, Inc.	3,204,000	56,786
	First Philippine Holdings Corp.	115,830	140,899
*	Global Ferronickel Holdings, Inc.	452,574	10,205
*	Global-Estate Resorts, Inc.	897,000	14,397
	Globe Telecom, Inc.	7,840	329,019
	GT Capital Holdings, Inc.	26,928	241,551
*	Holcim Philippines, Inc.	73,200	7,172
*	Integrated Micro-Electronics, Inc.	251,445	23,776
	International Container Terminal Services, Inc.	174,250	342,090
	JG Summit Holdings, Inc.	205,630	261,904
	Jollibee Foods Corp.	93,170	256,282
*	Leisure & Resorts World Corp.	146,000	3,500
	Lopez Holdings Corp.	974,500	46,491
	LT Group, Inc.	479,700	73,503
*	MacroAsia Corp.	30,900	3,347
	Manila Electric Co.	16,880	91,132
	Manila Water Co., Inc.	335,200	87,516
	Max's Group, Inc.	48,700	4,633
	Megawide Construction Corp.	298,100	41,625
	Megaworld Corp.	2,645,600	161,868
	Metro Pacific Investments Corp.	2,183,500	139,188
	Metropolitan Bank & Trust Co.	213,916	149,402
	Nickel Asia Corp.	1,306,480	69,136
	Petron Corp.	1,056,700	66,909
	Philex Mining Corp.	319,400	20,914
*	Philippine National Bank	152,272	61,435
	Phoenix Petroleum Philippines, Inc.	107,200	24,859
*	Pilipinas Shell Petroleum Corp.	124,530	44,273
	PLDT, Inc., Sponsored ADR	839	22,351
	PLDT, Inc.	15,030	407,031
	Premium Leisure Corp.	2,062,000	12,590
	Puregold Price Club, Inc.	300,500	293,342
	Rizal Commercial Banking Corp.	104,115	33,751
	Robinsons Land Corp.	802,338	252,067
	Robinsons Retail Holdings, Inc.	76,680	96,193

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	San Miguel Corp.	138,950	$280,524
	San Miguel Food and Beverage, Inc.	60,520	79,968
	Security Bank Corp.	100,340	188,438
	Semirara Mining & Power Corp.	480,080	97,418
	Shakey's Pizza Asia Ventures, Inc.	84,300	10,160
	SM Investments Corp.	3,865	70,568
	SM Prime Holdings, Inc.	368,800	226,144
	SSI Group, Inc.	522,000	11,190
	STI Education Systems Holdings, Inc.	634,000	3,735
	Union Bank of the Philippines	31,730	34,170
	Universal Robina Corp.	93,000	232,253
	Vista Land & Lifescapes, Inc.	1,914,900	121,661
	Vistamalls, Inc.	88,000	7,100
	Wilcon Depot, Inc.	274,800	83,558
TOTAL PHILIPPINES			7,805,090
POLAND — (0.3%)
*	Alior Bank SA	34,611	135,388
*	Alumetal SA	710	7,121
*	Amica SA	1,111	44,049
*	AmRest Holdings SE	11,544	60,062
	Asseco Poland SA	6,826	116,880
	Bank Handlowy w Warszawie SA	5,654	55,297
*	Bank Millennium SA	149,913	114,671
*	Bank Polska Kasa Opieki SA	11,334	152,953
*	Boryszew SA	42,569	41,052
	Budimex SA	3,048	188,790
	CCC SA	3,718	55,132
*	CD Projekt SA	2,233	239,600
*	Ciech SA	16,074	131,876
	ComArch SA	224	13,061
	Cyfrowy Polsat SA	71,291	529,716
*	Develia SA	98,398	50,627
*	Dino Polska SA	9,220	510,430
*	Dom Development SA	1,006	26,354
#*	Enea SA	88,442	167,759
*	Eurocash SA	34,593	144,994
*	Fabryki Mebli Forte SA	3,906	27,574
	Famur SA	99,628	43,125
*	Getin Noble Bank SA	175,051	10,692
*	Globe Trade Centre SA	35,829	62,228
*	Grupa Azoty SA	15,380	117,114
#	Grupa Kety SA	2,789	324,811
	Grupa Lotos SA	56,654	732,006
*	ING Bank Slaski SA	1,297	45,717
*	Inter Cars SA	1,271	67,271
#	Jastrzebska Spolka Weglowa SA	16,946	74,905
	Kernel Holding SA	23,478	247,765
*	KGHM Polska Miedz SA	48,500	1,632,793
#	KRUK SA	5,803	200,890
*	LPP SA	177	325,833
*	Lubelski Wegiel Bogdanka SA	4,699	24,932
*	mBank SA	2,756	137,162
*	Netia SA	26,821	31,397
	Neuca SA	757	104,768
*	Orange Polska SA	179,439	336,483
*	PGE Polska Grupa Energetyczna SA	166,174	292,355
	PKP Cargo SA	10,554	36,508
	Polski Koncern Naftowy Orlen SA	52,114	742,034

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	$72,848
*	Powszechna Kasa Oszczednosci Bank Polski SA	36,475	211,254
	Powszechny Zaklad Ubezpieczen SA	43,857	316,145
*	Santander Bank Polska SA	1,042	41,796
	Stalexport Autostrady SA	18,210	14,358
#*	Tauron Polska Energia SA	443,270	306,848
*	VRG SA	37,269	22,617
	Warsaw Stock Exchange	7,044	81,955
TOTAL POLAND			9,471,996
PORTUGAL — (0.1%)
#	Altri SGPS SA	29,560	146,239
*	Banco Comercial Portugues SA, Class R	1,495,316	172,447
*	CTT-Correios de Portugal SA	40,367	107,787
	EDP - Energias de Portugal SA	131,616	661,514
	EDP Renovaveis SA	28,132	459,727
	Galp Energia SGPS SA	85,574	896,028
	Jeronimo Martins SGPS SA	35,737	599,176
*	Mota-Engil SGPS SA	61,175	84,263
#	Navigator Co. SA (The)	82,228	204,026
	NOS SGPS SA	121,646	537,590
	REN - Redes Energeticas Nacionais SGPS SA	100,326	288,608
	Semapa-Sociedade de Investimento e Gestao	15,929	143,296
*	Sonae Capital SGPS SA	42,162	23,792
	Sonae SGPS SA	428,453	299,525
TOTAL PORTUGAL			4,624,018
QATAR — (0.1%)
	Aamal Co.	664,922	139,767
	Al Khaleej Takaful Group QSC	44,416	22,177
	Al Meera Consumer Goods Co. QSC	12,588	66,103
	Barwa Real Estate Co.	510,025	442,271
*	Doha Bank QPSC	149,557	97,853
	Doha Insurance Co. QSC	25,000	7,094
*	Gulf International Services QSC	317,292	146,264
	Gulf Warehousing Co.	35,641	50,881
	Industries Qatar QSC	86,293	185,168
	Masraf Al Rayan QSC	227,623	247,193
*	Mazaya Qatar Real Estate Development QSC	193,314	46,395
	Medicare Group	25,344	50,937
	Mesaieed Petrochemical Holding Co.	323,258	184,203
	National Leasing	86,003	21,292
	Ooredoo QPSC	87,693	162,408
	Qatar Electricity & Water Co QSC	42,483	198,170
*	Qatar First Bank	122,938	45,396
	Qatar Fuel QSC	36,557	162,813
	Qatar Gas Transport Co., Ltd.	562,431	434,011
	Qatar Industrial Manufacturing Co. QSC	2,750	2,067
	Qatar Insurance Co. SAQ	95,755	52,350
	Qatar International Islamic Bank QSC	55,072	124,185
	Qatar Islamic Bank SAQ	27,753	122,939
	Qatar Islamic Insurance Group	18,357	31,310
	Qatar National Bank QPSC	221,207	1,101,553
	Qatar National Cement Co. QSC	31,584	31,721
	Qatar Navigation QSC	64,196	104,910
*	Salam International Investment, Ltd. QSC	305,118	38,153
	United Development Co. QSC	655,353	207,310

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Vodafone Qatar QSC	446,389	$156,559
TOTAL QATAR			4,683,453
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	16,911	24,586
	Etalon Group P.L.C., GDR	24,905	36,361
	Gazprom PJSC, Sponsored ADR	134,073	648,126
	Gazprom PJSC, Sponsored ADR	69,399	340,055
	Globaltrans Investment P.L.C., GDR	5,753	34,441
	Globaltrans Investment P.L.C., GDR	14,988	89,928
	LSR Group PJSC, GDR	8,266	15,705
	Lukoil PJSC, Sponsored ADR	9,710	664,844
	Lukoil PJSC, Sponsored ADR	17,589	1,193,156
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	164,865
	Magnitogorsk Iron & Steel Works PJSC, GDR	4,406	30,930
*	Mail.Ru Group, Ltd., GDR	1,819	47,992
*	Mail.Ru Group, Ltd., GDR	2,592	68,558
*	Mechel PJSC, Sponsored ADR	6,898	11,727
	MMC Norilsk Nickel PJSC, ADR	15,732	414,853
	MMC Norilsk Nickel PJSC, ADR	9,222	240,895
	Mobile TeleSystems PJSC, Sponsored ADR	50,988	451,754
	Novatek PJSC, GDR	261	38,027
	Novatek PJSC, GDR	23	3,372
	Novolipetsk Steel PJSC, GDR	8,327	161,275
	Novolipetsk Steel PJSC, GDR	6,626	129,472
	PhosAgro PJSC, GDR	8,187	96,747
	PhosAgro PJSC, GDR	13,022	153,920
	Polyus PJSC, GDR	393	44,999
	Polyus PJSC, GDR	2,195	250,984
	QIWI P.L.C., Sponsored ADR	436	8,419
	Ros Agro P.L.C., GDR	2,407	23,046
	Ros Agro P.L.C., GDR	2,465	23,713
	Rosneft Oil Co. PJSC, GDR	90,919	430,774
	Rosneft Oil Co. PJSC, GDR	21,859	103,685
	Rostelecom PJSC, Sponsored ADR	5,626	40,479
	Rostelecom PJSC, Sponsored ADR	8,039	57,754
	RusHydro PJSC, ADR	62,793	61,820
	RusHydro PJSC, ADR	131,916	131,867
	Sberbank of Russia PJSC, Sponsored ADR	41,035	486,934
	Severstal PAO, GDR	6,022	73,338
	Severstal PAO, GDR	15,642	190,989
*	Tatneft PJSC, Sponsored ADR	6,360	283,080
*	Tatneft PJSC, Sponsored ADR	12,429	556,819
	VEON, Ltd., ADR	134,644	227,548
	VTB Bank PJSC, GDR	67,339	66,071
	VTB Bank PJSC, GDR	262,918	260,289
	X5 Retail Group NV, GDR	6,435	241,505
	X5 Retail Group NV, GDR	11,671	438,363
TOTAL RUSSIA			9,064,065
SAUDI ARABIA — (0.5%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	15,158	57,091
	Abdullah Al Othaim Markets Co.	5,778	184,563
	Advanced Petrochemical Co.	14,370	195,850
	Al Babtain Power & Telecommunication Co.	6,088	38,933
	Al Etihad Cooperative Insurance Co.	6,197	26,447
*	Al Hassan Ghazi Ibrahim Shaker Co.	17,471	55,196
	Al Jouf Agricultural Development Co.	3,084	23,984

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Jouf Cement Co.	38,846	$94,772
	Al Khaleej Training and Education Co.	8,696	35,153
	Al Rajhi Bank	96,768	1,520,850
*	Al Rajhi Co. for Co-operative Insurance	1,952	38,039
*	Al Yamamah Steel Industries Co.	5,821	29,438
*	AlAbdullatif Industrial Investment Co.	9,289	26,625
	Alandalus Property Co.	5,721	24,106
	Aldrees Petroleum and Transport Services Co.	8,212	129,114
*	Alinma Bank	146,955	571,772
*	AlJazira Takaful Ta'awuni Co.	5,270	25,249
	Almarai Co. JSC	13,933	199,100
	Arab National Bank	13,638	70,754
	Arabian Cement Co.	20,253	160,896
	Arabian Pipes Co.	7,166	23,695
*	Arabian Shield Cooperative Insurance Co.	9,260	42,067
	Arriyadh Development Co.	29,066	117,950
*	Aseer Trading Tourism & Manufacturing Co.	35,189	104,850
*	Astra Industrial Group	19,390	104,932
*	AXA Cooperative Insurance Co.	3,262	33,767
	Bank AlBilad	81,956	512,776
	Bank Al-Jazira	81,059	257,633
*	Basic Chemical Industries, Ltd.	3,936	25,506
*	Bawan Co.	13,739	50,177
	Bupa Arabia for Cooperative Insurance Co.	7,595	240,066
*	City Cement Co.	36,938	170,986
*	Co. for Cooperative Insurance (The)	5,317	115,263
	Dallah Healthcare Co.	4,887	70,260
*	Dar Al Arkan Real Estate Development Co.	316,712	612,139
	Dur Hospitality Co.	12,904	89,742
	Eastern Province Cement Co.	14,945	136,734
*	Electrical Industries Co.	8,872	36,219
*	Emaar Economic City	118,354	224,226
*	Etihad Etisalat Co.	57,204	411,968
*	Fawaz Abdulaziz Al Hokair & Co.	30,502	155,075
	Fitaihi Holding Group	10,629	32,092
*	Hail Cement Co.	19,115	67,933
	Herfy Food Services Co.	8,064	95,686
	Jarir Marketing Co.	8,707	356,287
*	Jazan Energy and Development Co.	15,465	52,647
	Leejam Sports Co. JSC	6,450	98,475
*	Malath Cooperative Insurance Co.	8,433	32,014
*	Methanol Chemicals Co.	26,570	53,086
*	Middle East Paper Co.	12,182	47,505
*	Mobile Telecommunications Co. Saudi Arabia	123,558	373,803
	Mouwasat Medical Services Co.	5,746	167,956
*	Najran Cement Co.	45,836	145,159
*	Nama Chemicals Co.	4,594	24,399
*	National Agriculture Development Co. (The)	17,828	142,624
*	National Co., for Glass Manufacturing (The)	7,092	40,443
	National Commercial Bank	114,979	1,112,229
	National Gas & Industrialization Co.	7,898	60,074
	National Gypsum	5,504	24,786
*	National Industrialization Co.	116,236	321,176
	National Medical Care Co.	6,637	80,778
*	National Metal Manufacturing & Casting Co.	3,443	15,041
	National Petrochemical Co.	3,935	25,221
*	Northern Region Cement Co.	48,534	130,563
	Qassim Cement Co. (The)	12,442	221,730
*	Rabigh Refining & Petrochemical Co.	61,900	209,740

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Red Sea International Co.	6,992	$28,286
	Riyad Bank	97,497	440,379
	Sahara International Petrochemical Co.	85,036	327,898
	Samba Financial Group	50,499	347,846
	Saudi Airlines Catering Co.	8,487	186,290
	Saudi Arabian Fertilizer Co.	5,422	112,926
*	Saudi Arabian Mining Co.	7,558	73,416
	Saudi Automotive Services Co.	10,217	71,374
	Saudi Basic Industries Corp.	35,143	831,757
	Saudi Cement Co.	23,641	354,251
*	Saudi Ceramic Co.	8,682	87,562
*	Saudi Chemical Co., Holding.	20,596	136,179
	Saudi Co. For Hardware CJSC	6,054	73,639
	Saudi Electricity Co.	37,749	157,239
	Saudi Ground Services Co.	24,887	193,796
	Saudi Industrial Investment Group	5,417	26,500
	Saudi Industrial Services Co.	10,755	62,019
*	Saudi Investment Bank (The)	4,096	14,519
*	Saudi Kayan Petrochemical Co.	67,634	146,194
*	Saudi Marketing Co.	6,069	40,537
*	Saudi Printing & Packaging Co.	5,495	21,323
*	Saudi Public Transport Co.	21,722	89,866
*	Saudi Re for Cooperative Reinsurance Co.	15,086	36,530
*	Saudi Real Estate Co.	17,759	63,098
*	Saudi Research & Marketing Group	7,345	115,486
	Saudi Telecom Co.	21,814	567,798
	Saudia Dairy & Foodstuff Co.	3,268	153,504
	Savola Group (The)	23,141	286,053
	Seera Group Holding	71,283	314,982
	Southern Province Cement Co.	18,767	328,439
*	Tabuk Cement Co.	25,254	89,934
*	Takween Advanced Industries Co.	13,528	28,688
	Umm Al-Qura Cement Co.	12,979	84,000
	United Electronics Co.	9,049	137,594
	United International Transportation Co.	11,934	103,454
	United Wire Factories Co.	3,926	21,438
	Yanbu Cement Co.	14,655	122,247
	Yanbu National Petrochemical Co.	3,051	42,217
*	Zamil Industrial Investment Co.	13,779	59,788
TOTAL SAUDI ARABIA			17,354,456
SINGAPORE — (0.6%)
	Accordia Golf Trust	345,200	167,217
	AEM Holdings, Ltd.	74,800	199,762
	Ascendas India Trust	246,600	252,427
*	Banyan Tree Holdings, Ltd.	83,400	13,097
#	Best World International, Ltd.	81,000	14,903
	Boustead Projects, Ltd.	3,600	2,046
	Boustead Singapore, Ltd.	164,600	85,312
	Bukit Sembawang Estates, Ltd.	36,100	99,019
	CapitaLand, Ltd.	161,800	326,551
	Centurion Corp., Ltd.	89,000	22,671
	China Aviation Oil Singapore Corp., Ltd.	111,500	78,113
#	China Sunsine Chemical Holdings, Ltd.	380,200	92,947
	Chip Eng Seng Corp., Ltd.	196,600	63,927
	City Developments, Ltd.	45,900	274,878
	Civmec, Ltd.	80,600	21,088
	ComfortDelGro Corp., Ltd.	481,300	478,854
*	COSCO Shipping International Singapore Co., Ltd.	230,500	33,277

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	CSE Global, Ltd.	110,200	$38,531
	Dairy Farm International Holdings, Ltd.	37,700	161,983
	DBS Group Holdings, Ltd.	124,575	1,799,567
	Del Monte Pacific, Ltd.	160,100	15,257
	Delfi, Ltd.	61,300	33,585
#*	Ezion Holdings, Ltd.	1,950,350	11,498
#*	Ezra Holdings, Ltd.	799,030	1,198
	Far East Orchard, Ltd.	64,900	45,796
#	First Resources, Ltd.	199,600	200,127
#	Food Empire Holdings, Ltd.	122,200	46,585
	Fraser and Neave, Ltd.	86,000	85,732
	Frasers Property, Ltd.	112,900	95,512
	Frencken Group, Ltd.	135,900	116,442
	Fu Yu Corp., Ltd.	241,400	41,398
*	Gallant Venture, Ltd.	211,200	17,699
	Genting Singapore, Ltd.	360,600	193,445
*	Geo Energy Resources, Ltd.	295,000	24,657
	GL, Ltd.	183,200	77,242
#	Golden Agri-Resources, Ltd.	2,959,100	340,292
	Golden Energy & Resources, Ltd.	62,400	7,152
#	Great Eastern Holdings, Ltd.	4,700	66,207
	GuocoLand, Ltd.	136,900	139,136
*	Halcyon Agri Corp., Ltd.	27,000	4,609
	Hanwell Holdings, Ltd.	81,500	12,247
	Haw Par Corp., Ltd.	37,700	254,929
	Hi-P International, Ltd.	69,200	64,877
	Ho Bee Land, Ltd.	90,300	134,141
	Hong Fok Corp., Ltd.	181,500	87,189
	Hong Leong Asia, Ltd.	126,800	43,572
	Hong Leong Finance, Ltd.	51,800	86,629
	Hongkong Land Holdings, Ltd.	161,100	613,661
	Hour Glass, Ltd. (The)	17,100	8,419
#	Hutchison Port Holdings Trust	2,014,100	218,397
*	Hyflux, Ltd.	178,500	2,343
	iFAST Corp., Ltd.	43,200	56,176
#	IGG, Inc.	348,000	340,944
*	Indofood Agri Resources, Ltd.	263,400	55,074
	Japfa, Ltd.	315,700	152,158
	Jardine Cycle & Carriage, Ltd.	29,333	430,100
*	k1 Ventures, Ltd.	68,500	0
	Keppel Corp., Ltd.	174,500	687,163
	Keppel Infrastructure Trust	822,451	327,231
	KSH Holdings, Ltd.	61,200	15,382
	Lian Beng Group, Ltd.	159,300	43,992
	Mandarin Oriental International, Ltd.	6,900	10,212
	Metro Holdings, Ltd.	220,500	119,442
#*	Midas Holdings, Ltd.	408,200	10,695
*	mm2 Asia, Ltd.	130,000	17,341
	NetLink NBN Trust	323,500	226,714
	NSL, Ltd.	15,200	7,674
	Olam International, Ltd.	130,800	127,363
	OUE, Ltd.	153,900	127,771
	Oversea-Chinese Banking Corp., Ltd.	223,798	1,401,816
	Oxley Holdings, Ltd.	500,908	78,785
	Pacific Century Regional Developments, Ltd.	64,700	13,576
	Pan-United Corp., Ltd.	35,125	7,438
	Penguin International, Ltd.	49,600	16,201
	Perennial Real Estate Holdings, Ltd.	31,200	21,512
	QAF, Ltd.	107,100	60,620

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Raffles Education Corp., Ltd.	210,860	$17,398
	Raffles Medical Group, Ltd.	108,456	69,301
#	Riverstone Holdings, Ltd.	107,300	295,145
	SATS, Ltd.	132,900	266,388
	SBS Transit, Ltd.	21,100	43,762
	Sembcorp Industries, Ltd.	325,696	411,169
*	Sembcorp Marine, Ltd.	39,300	10,929
	Sheng Siong Group, Ltd.	243,300	301,610
	SIA Engineering Co., Ltd.	29,100	37,638
	SIIC Environment Holdings, Ltd.	402,300	60,142
	Sinarmas Land, Ltd.	396,100	50,326
	Sing Holdings, Ltd.	63,900	17,281
	Singapore Airlines, Ltd.	639,250	1,594,647
	Singapore Exchange, Ltd.	97,900	584,005
	Singapore Post, Ltd.	108,000	56,104
#	Singapore Press Holdings, Ltd.	600,500	468,168
	Singapore Technologies Engineering, Ltd.	145,600	348,259
#	Singapore Telecommunications, Ltd.	436,100	791,466
	Singapore Telecommunications, Ltd.	58,700	106,912
	Stamford Land Corp., Ltd.	26,000	6,474
	StarHub, Ltd.	194,500	173,156
	Straits Trading Co., Ltd.	28,000	31,554
	Sunningdale Tech, Ltd.	80,000	59,053
*	Swiber Holdings, Ltd.	29,250	434
	Tai Sin Electric, Ltd.	50,690	10,924
#	Tuan Sing Holdings, Ltd.	255,158	51,346
	UMS Holdings, Ltd.	96,400	70,751
	United Industrial Corp., Ltd.	40,200	61,326
	United Overseas Bank, Ltd.	103,516	1,457,455
	UOB-Kay Hian Holdings, Ltd.	39,029	33,699
	UOL Group, Ltd.	128,600	622,923
	Venture Corp., Ltd.	65,300	852,780
	Vicom, Ltd.	51,600	80,622
	Wilmar International, Ltd.	27,700	93,632
	Wing Tai Holdings, Ltd.	207,400	258,331
	XP Power, Ltd.	236	11,736
	Yangzijiang Shipbuilding Holdings, Ltd.	862,900	578,234
TOTAL SINGAPORE			21,656,603
SOUTH AFRICA — (1.4%)
	Absa Group, Ltd.	244,913	1,135,054
	Adcock Ingram Holdings, Ltd.	30,156	77,410
	Adcorp Holdings, Ltd.	8,176	1,339
	Advtech, Ltd.	244,725	106,201
	AECI, Ltd.	71,115	359,345
	African Oxygen, Ltd.	16,143	16,467
	African Rainbow Minerals, Ltd.	49,083	560,380
	Afrimat, Ltd.	25,483	50,639
	Alexander Forbes Group Holdings, Ltd.	302,000	57,276
	Allied Electronics Corp., Ltd., Class A	58,468	68,686
	Alviva Holdings, Ltd.	68,147	22,040
	Anglo American Platinum, Ltd.	6,684	513,085
	AngloGold Ashanti, Ltd., Sponsored ADR	89,569	2,883,226
*	Aspen Pharmacare Holdings, Ltd.	91,203	705,572
	Astral Foods, Ltd.	27,739	223,261
	AVI, Ltd.	115,961	478,033
	Balwin Properties, Ltd.	27,791	4,018
#	Barloworld, Ltd.	115,762	446,512
	Bid Corp., Ltd.	64,843	1,069,502

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Bidvest Group, Ltd. (The)	167,549	$1,293,335
#*	Blue Label Telecoms, Ltd.	219,486	35,273
#*	Brait SE	301,387	48,699
	Capitec Bank Holdings, Ltd.	6,397	330,989
	Cashbuild, Ltd.	11,572	107,907
	City Lodge Hotels, Ltd.	14,377	13,452
	Clicks Group, Ltd.	58,060	774,822
	Coronation Fund Managers, Ltd.	70,488	161,812
	Curro Holdings, Ltd.	36,512	18,984
	DataTec, Ltd.	123,684	163,274
	Dis-Chem Pharmacies, Ltd.	41,328	41,737
	Discovery, Ltd.	89,270	580,487
	Distell Group Holdings, Ltd.	20,079	79,844
	Exxaro Resources, Ltd.	78,422	618,646
	Famous Brands, Ltd.	20,131	49,570
	FirstRand, Ltd.	553,331	1,260,244
#	Foschini Group, Ltd. (The)	109,589	449,629
	Gold Fields, Ltd.	29,525	390,441
	Gold Fields, Ltd., Sponsored ADR	465,777	6,097,021
*	Grindrod Shipping Holdings, Ltd.	4,404	13,515
	Grindrod, Ltd.	176,161	37,923
*	Harmony Gold Mining Co., Ltd.	107,803	696,317
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	104,321	672,870
	Hudaco Industries, Ltd.	21,126	87,074
	Impala Platinum Holdings, Ltd.	115,148	1,027,929
	Imperial Logistics, Ltd.	107,775	209,677
	Investec, Ltd.	39,260	76,855
	Italtile, Ltd.	83,239	48,006
	JSE, Ltd.	33,796	229,336
	KAP Industrial Holdings, Ltd.	730,619	110,523
	Kumba Iron Ore, Ltd.	22,799	737,272
	Lewis Group, Ltd.	34,490	28,171
	Liberty Holdings, Ltd.	81,387	329,719
	Life Healthcare Group Holdings, Ltd.	663,979	677,568
*	Long4Life, Ltd.	280,141	50,776
*	Massmart Holdings, Ltd.	60,522	69,499
	Merafe Resources, Ltd.	560,795	14,847
*	Metair Investments, Ltd.	86,596	91,873
	MiX Telematics, Ltd.	4,997	2,050
	MiX Telematics, Ltd., Sponsored ADR	5,899	59,934
	Momentum Metropolitan Holdings	608,216	591,765
#*	Motus Holdings Ltd.	73,334	121,368
	Mpact, Ltd.	66,696	31,001
	Mr. Price Group, Ltd.	56,056	414,553
	MTN Group, Ltd.	582,098	2,036,013
*	MultiChoice Group, Ltd.	130,618	804,867
	Murray & Roberts Holdings, Ltd.	143,603	48,464
*	Nampak, Ltd.	253,347	17,403
	Naspers, Ltd., Class N	7,683	1,397,931
	Nedbank Group, Ltd.	133,517	819,450
	NEPI Rockcastle P.L.C.	57,157	296,254
	Netcare, Ltd.	532,616	424,073
*	Ninety One, Ltd.	19,630	57,080
*	Northam Platinum, Ltd.	103,329	815,639
	Oceana Group, Ltd.	34,784	146,201
	Old Mutual, Ltd.	826,005	550,684
*	Omnia Holdings, Ltd.	56,465	90,030
*	Peregrine Holdings, Ltd.	153,958	181,506
	Pick n Pay Stores, Ltd.	160,555	420,362

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	PPC, Ltd.	699,126	$31,737
	PSG Group, Ltd.	44,961	402,259
	PSG Konsult, Ltd.	120,226	49,426
	Raubex Group, Ltd.	88,136	130,258
	Reunert, Ltd.	123,760	225,191
	RFG Holdings, Ltd.	59,205	47,036
*	Royal Bafokeng Platinum, Ltd.	42,113	124,504
	Sanlam, Ltd.	242,486	858,132
	Santam, Ltd.	18,728	290,223
*	Sappi, Ltd.	290,153	416,381
*	Sasol, Ltd.	51,161	413,567
*	Sasol, Ltd., Sponsored ADR	42,458	340,938
	Shoprite Holdings, Ltd.	140,551	858,637
*	Sibanye Stillwater, Ltd.	1,035,000	2,927,800
*	Sibanye Stillwater, Ltd., ADR	17,699	198,942
	SPAR Group, Ltd. (The)	80,382	774,400
	Spur Corp., Ltd.	22,560	21,442
	Standard Bank Group, Ltd.	276,667	1,759,579
#*	Steinhoff International Holdings NV	237,520	13,939
#*	Sun International, Ltd.	73,048	41,580
*	Super Group, Ltd.	234,624	259,921
	Telkom SA SOC, Ltd.	167,711	285,942
	Tiger Brands, Ltd.	47,507	489,218
*	Tongaat Hulett, Ltd.	46,777	12,427
	Transaction Capital, Ltd.	171,469	183,268
	Trencor, Ltd.	86,382	25,331
#	Truworths International, Ltd.	149,781	287,078
	Tsogo Sun Gaming, Ltd.	259,831	48,913
*	Tsogo Sun Hotels, Ltd.	78,017	8,237
	Vodacom Group, Ltd.	111,782	838,793
	Wilson Bayly Holmes-Ovcon, Ltd.	31,138	203,697
	Woolworths Holdings, Ltd.	378,783	700,565
TOTAL SOUTH AFRICA			49,099,951
SOUTH KOREA — (3.8%)
*	3S Korea Co., Ltd.	5,317	10,976
	ABco Electronics Co., Ltd.	2,040	10,576
*	Able C&C Co., Ltd.	2,668	18,704
	ABOV Semiconductor Co., Ltd.	2,891	25,721
*	Abpro Bio Co., Ltd.	27,877	18,876
*	Actoz Soft Co., Ltd.	235	2,306
*	ADTechnology Co., Ltd.	2,281	63,486
	Advanced Process Systems Corp.	2,951	65,953
	Aekyung Petrochemical Co., Ltd.	6,607	37,840
	AfreecaTV Co., Ltd.	2,255	119,415
*	Agabang&Company	14,748	36,406
	Ahn-Gook Pharmaceutical Co., Ltd.	1,612	18,948
	Ahnlab, Inc.	779	38,599
	AJ Networks Co., Ltd.	6,852	18,369
*	Ajin Industrial Co., Ltd.	8,820	19,828
	Aju Capital Co., Ltd.	1,326	12,758
	AK Holdings, Inc.	2,559	38,897
*	ALUKO Co., Ltd.	14,094	23,981
	Amorepacific Corp.	1,195	166,997
	AMOREPACIFIC Group	1,559	69,829
*	Amotech Co., Ltd.	1,253	35,366
*	Ananti, Inc.	5,607	49,145
*	Apact Co., Ltd.	3,082	18,960
#*	Aprogen pharmaceuticals, Inc.	34,780	44,878

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	APS Holdings Corp.	6,436	$46,574
	Asia Cement Co., Ltd.	618	30,718
	ASIA Holdings Co., Ltd.	484	30,302
	Asia Paper Manufacturing Co., Ltd.	2,509	60,807
*	Asiana Airlines, Inc.	62,553	215,066
	Atinum Investment Co., Ltd.	20,272	32,109
	AUK Corp.	11,347	24,172
	Aurora World Corp.	2,350	18,145
	Austem Co., Ltd.	10,996	22,399
	Autech Corp.	2,978	30,241
	Avaco Co., Ltd.	3,317	20,101
	Baiksan Co., Ltd.	5,715	24,544
	BGF Co., Ltd.	10,500	37,126
	BGF retail Co., Ltd.	1,819	190,073
*	BH Co., Ltd.	7,554	148,662
	Binggrae Co., Ltd.	1,628	83,247
	BioSmart Co., Ltd.	5,335	38,904
	Bixolon Co., Ltd.	3,329	12,782
*	Bluecom Co., Ltd.	5,249	37,019
	BNK Financial Group, Inc.	78,969	341,323
	Boditech Med, Inc.	2,829	50,169
	Boryung Pharmaceutical Co., Ltd.	5,625	77,902
*	Brain Contents Co., Ltd.	25,935	13,293
	Bubang Co., Ltd.	8,619	15,571
	Bukwang Pharmaceutical Co., Ltd.	1,816	56,488
	BYC Co., Ltd.	49	8,448
*	Byucksan Corp.	18,048	27,001
*	CammSys Corp.	24,904	67,520
*	Capro Corp.	18,659	40,680
	Caregen Co., Ltd.	131	7,599
	Cell Biotech Co., Ltd.	1,192	17,900
*	Celltrion Pharm, Inc.	445	44,112
*	Celltrion, Inc.	2,929	730,172
	Changhae Ethanol Co., Ltd.	1,942	22,459
*	Charm Engineering Co., Ltd.	3,643	4,228
	Cheil Worldwide, Inc.	16,146	260,613
	Chemtronics Co., Ltd.	3,086	41,264
*	ChinHung International, Inc.	7,063	14,788
	Chinyang Holdings Corp.	4,663	9,349
	Chong Kun Dang Pharmaceutical Corp.	1,951	221,527
	Chongkundang Holdings Corp.	738	76,731
*	Chorokbaem Media Co., Ltd.	20,036	25,974
	Chosun Refractories Co., Ltd.	809	49,590
	Chungdahm Learning, Inc.	1,652	29,054
*	CJ CGV Co., Ltd.	6,912	114,326
	CJ CheilJedang Corp.	1,252	406,235
	CJ Corp.	7,712	533,944
	CJ ENM Co., Ltd.	3,540	342,836
	CJ Freshway Corp.	1,953	24,891
*	CJ Logistics Corp.	1,506	193,731
*	CJ Seafood Corp.	3,844	11,613
	CKD Bio Corp.	910	30,258
	Classys, Inc.	4,375	53,419
	Clean & Science Co., Ltd.	2,425	76,246
	CLIO Cosmetics Co., Ltd.	1,113	16,760
*	CMG Pharmaceutical Co., Ltd.	5,872	21,558
	Com2uSCorp	489	49,512
	Cosmax BTI, Inc.	1,192	22,072
*	COSMAX NBT Inc.	1,938	13,308

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cosmax, Inc.	1,972	$154,004
*	Cosmecca Korea Co., Ltd.	1,559	18,313
*	Cosmochemical Co., Ltd.	3,518	26,220
*	COSON Co., Ltd.	5,405	21,061
	Coway Co., Ltd.	6,767	436,245
	Coweaver Co., Ltd.	2,448	20,368
	COWELL FASHION Co., Ltd.	10,020	52,976
	Crown Confectionery Co., Ltd.	2,751	19,837
	CROWNHAITAI Holdings Co., Ltd.	3,919	27,451
	CS Wind Corp.	743	49,618
	Cuckoo Holdings Co., Ltd.	329	22,164
	Cuckoo Homesys Co., Ltd.	1,899	57,256
*	Curo Co., Ltd.	9,884	5,403
	D.I Corp.	8,697	30,940
	Dae Dong Industrial Co., Ltd.	8,532	55,385
	Dae Han Flour Mills Co., Ltd.	267	37,181
	Dae Hwa Pharmaceutical Co., Ltd.	2,020	21,931
	Dae Hyun Co., Ltd.	8,440	12,712
	Dae Won Chemical Co., Ltd.	8,405	12,648
	Dae Won Kang Up Co., Ltd.	14,591	37,723
	Daea TI Co., Ltd.	7,559	45,058
	Daebongls Co., Ltd.	2,132	22,522
	Daechang Co., Ltd.	20,114	20,038
	Daeduck Co., Ltd.	2,930	16,894
*	Daeduck Electronics Co., Ltd.	5,064	59,506
*	Daehan New Pharm Co., Ltd.	3,512	36,747
	Daehan Steel Co., Ltd.	6,129	33,139
*	Dae-Il Corp.	998	1,437
*	Daejoo Electronic Materials Co., Ltd.	743	26,579
	Daekyo Co., Ltd.	7,575	25,523
	Daelim B&Co Co., Ltd.	2,743	11,777
	Daelim Construction Co., Ltd.	1,716	39,457
	Daelim Industrial Co., Ltd.	10,001	703,448
*	Daemyung Sonoseason Co., Ltd.	12,905	11,997
	Daesang Corp.	6,833	146,437
	Daesang Holdings Co., Ltd.	8,332	58,742
*	Daesung Industrial Co., Ltd.	7,052	19,529
*	Daewon Media Co., Ltd.	1,500	7,806
	Daewon Pharmaceutical Co., Ltd.	3,431	61,243
	Daewon San Up Co., Ltd.	5,358	22,308
*	Daewoo Engineering & Construction Co., Ltd.	46,261	135,757
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,350	186,283
	Daewoong Co., Ltd.	2,635	56,856
	Daewoong Pharmaceutical Co., Ltd.	133	12,337
	Daihan Pharmaceutical Co., Ltd.	2,113	52,961
	Daishin Securities Co., Ltd.	13,391	116,610
*	Danal Co., Ltd.	11,819	37,888
	Danawa Co., Ltd.	1,195	27,537
	Daou Data Corp.	5,188	63,668
	Daou Technology, Inc.	9,243	161,588
*	Dasan Networks, Inc.	3,438	33,027
	Dawonsys Co., Ltd.	1,732	29,590
*	Dayou Automotive Seat Technology Co., Ltd.	24,500	13,828
*	Dayou Plus Co., Ltd.	39,586	21,003
	DB Financial Investment Co., Ltd.	18,198	54,467
	DB HiTek Co., Ltd.	19,108	552,023
	DB Insurance Co., Ltd.	28,579	1,130,328
*	DB, Inc.	34,307	20,883
*	Dentium Co., Ltd.	2,427	83,678

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Deutsch Motors, Inc.	7,355	$41,541
*	Development Advance Solution Co., Ltd.	4,645	18,622
	DGB Financial Group, Inc.	68,258	295,784
#	DHP Korea Co., Ltd.	2,807	18,806
	DI Dong Il Corp.	644	39,518
	Digital Chosun Co., Ltd.	7,564	20,550
	Digital Daesung Co., Ltd.	6,546	33,518
	Digital Power Communications Co., Ltd.	4,467	64,641
*	DIO Corp.	2,305	50,975
	DMS Co., Ltd.	10,825	59,147
*	DNF Co., Ltd.	1,532	20,749
	Dohwa Engineering Co., Ltd.	2,214	14,708
	Dong A Eltek Co., Ltd.	3,336	20,221
	Dong Ah Tire & Rubber Co., Ltd.	1,575	13,999
	Dong-A ST Co., Ltd.	876	68,147
	Dong-Ah Geological Engineering Co., Ltd.	4,456	60,379
	Dongbu Corp.	2,681	25,215
	Dongil Industries Co., Ltd.	605	35,188
	Dongjin Semichem Co., Ltd.	16,117	429,648
	DongKook Pharmaceutical Co., Ltd.	1,111	136,994
	Dongkuk Industries Co., Ltd.	18,742	54,950
*	Dongkuk Steel Mill Co., Ltd.	27,545	140,702
	Dongkuk Structures & Construction Co., Ltd.	10,399	61,935
	Dongsuh Cos., Inc.	3,025	54,881
	Dongsung Chemical Co., Ltd.	737	10,004
	DONGSUNG Corp.	8,491	28,099
	Dongsung Finetec Co., Ltd.	1,660	13,976
	Dongwha Pharm Co., Ltd.	3,592	73,834
	Dongwon Development Co., Ltd.	24,409	74,052
	Dongwon F&B Co., Ltd.	498	75,918
	Dongwon Industries Co., Ltd.	849	134,162
	Dongwon Systems Corp.	2,464	43,835
	Dongyang E&P, Inc.	2,542	32,287
*	Dongyang Steel Pipe Co., Ltd.	20,607	17,876
	Doosan Bobcat, Inc.	16,661	377,351
	Doosan Co., Ltd.	3,050	121,840
*	Doosan Fuel Cell Co., Ltd.	10,200	393,496
*	Doosan Heavy Industries & Construction Co., Ltd.	58,079	512,248
#*	Doosan Infracore Co., Ltd.	48,437	289,995
*	Doosan Solus Co., Ltd.	5,623	178,520
	DoubleUGames Co., Ltd.	3,082	197,179
	Douzone Bizon Co., Ltd.	6,186	545,426
	DTR Automotive Corp.	1,827	37,062
*	Duk San Neolux Co., Ltd.	948	27,850
	DY Corp.	6,599	22,615
	DY POWER Corp.	2,787	26,368
	e Tec E&C, Ltd.	900	53,204
	E1 Corp.	1,504	48,042
*	Easy Bio, Inc.	1,051	46,326
	Easy Holdings Co., Ltd.	25,580	103,717
	EBEST Investment & Securities Co., Ltd.	9,868	41,867
	Echo Marketing, Inc.	1,521	60,946
	Ecopro Co., Ltd.	2,471	75,635
	e-Credible Co., Ltd.	909	18,052
*	Ehwa Technologies Information Co., Ltd.	164,130	20,558
	Elentec Co., Ltd.	4,988	25,340
	E-MART, Inc.	5,749	550,415
*	EM-Tech Co., Ltd.	1,294	13,783
	ENF Technology Co., Ltd.	4,799	193,943

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Eo Technics Co., Ltd.	464	$43,412
	Estechpharma Co., Ltd.	1,768	17,725
	Eugene Corp.	21,899	74,605
	Eugene Investment & Securities Co., Ltd.	37,902	121,857
	Eugene Technology Co., Ltd.	2,097	59,641
*	Eusu Holdings Co., Ltd.	5,910	28,497
	Ezwel Co., Ltd.	1,275	14,057
	F&F Co., Ltd.	1,924	132,293
	Farmsco	9,033	47,291
	FarmStory Co., Ltd.	29,121	29,321
	Fila Holdings Corp.	14,259	401,067
	Fine Semitech Corp.	5,935	137,251
	Foosung Co., Ltd.	6,835	47,326
	Gabia, Inc.	1,782	24,966
*	Gamevil, Inc.	1,143	32,212
	Gaon Cable Co., Ltd.	1,018	14,199
	Gemvaxlink Co., Ltd.	21,178	26,312
*	Genie Music Corp.	1,314	3,916
	GMB Korea Corp.	3,121	12,806
	GOLFZON Co., Ltd.	1,071	68,606
	Golfzon Newdin Holdings Co., Ltd.	8,068	43,869
	Grand Korea Leisure Co., Ltd.	9,784	104,848
	Green Cross Cell Corp.	495	17,548
	Green Cross Corp.	620	118,446
	Green Cross Holdings Corp.	2,491	55,403
	GS Engineering & Construction Corp.	24,770	561,663
*	GS Global Corp.	25,862	36,775
	GS Holdings Corp.	26,591	782,603
	GS Home Shopping, Inc.	932	83,021
	GS Retail Co., Ltd.	9,986	288,209
	Gunjang Energy Co., Ltd.	1,543	37,404
	Gwangju Shinsegae Co., Ltd.	369	42,783
*	GY Commerce Co., Ltd.	4,452	1,576
	HAESUNG DS Co., Ltd.	3,675	64,009
	Haesung Industrial Co., Ltd.	2,734	28,643
	Haimarrow Food Service Co., Ltd.	9,267	18,359
	Haitai Confectionery & Foods Co., Ltd.	1,576	11,079
*	Halla Corp.	15,710	45,970
	Halla Holdings Corp.	3,614	88,579
	Han Kuk Carbon Co., Ltd.	6,920	48,627
	Hana Financial Group, Inc.	48,169	1,195,324
	Hana Micron, Inc.	9,900	46,149
	Hana Tour Service, Inc.	1,705	54,119
*	Hanall Biopharma Co., Ltd.	1,578	38,436
	HanChang Paper Co., Ltd.	12,050	20,158
*	Hancom MDS, Inc.	1,135	11,987
*	Hancom, Inc.	4,132	58,815
	Handok, Inc.	2,498	73,633
	Handsome Co., Ltd.	4,070	103,715
	Hanil Holdings Co., Ltd.	455	16,852
	Hanil Hyundai Cement Co., Ltd.	369	8,763
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,269	34,857
	Hanjin Kal Corp.	186	13,120
	Hanjin Transportation Co., Ltd.	3,191	137,639
	Hankook Shell Oil Co., Ltd.	239	47,209
	Hankook Tire & Technology Co., Ltd.	25,389	555,985
	Hanmi Pharm Co., Ltd.	227	50,278
	Hanmi Science Co., Ltd.	996	35,352
	Hanmi Semiconductor Co., Ltd.	5,477	54,820

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HanmiGlobal Co., Ltd.	1,679	$13,031
	Hanon Systems	21,775	182,342
	Hans Biomed Corp.	730	12,232
	Hansae Co., Ltd.	1,193	10,631
	Hansae Yes24 Holdings Co., Ltd.	6,834	22,572
	Hanshin Construction	4,822	57,534
	Hanshin Machinery Co.	7,006	7,963
	Hansol Chemical Co., Ltd.	2,668	339,516
*	Hansol Holdings Co., Ltd.	17,066	46,860
*	Hansol HomeDeco Co., Ltd.	31,649	29,762
	Hansol Paper Co., Ltd.	11,693	135,241
*	Hansol Technics Co., Ltd.	10,714	83,861
	Hanssem Co., Ltd.	596	51,071
*	Hanwha Aerospace Co., Ltd.	9,918	203,080
	Hanwha Corp.	7,365	157,295
*	Hanwha General Insurance Co., Ltd.	35,527	84,386
*	Hanwha Investment & Securities Co., Ltd.	66,057	98,031
	Hanwha Life Insurance Co., Ltd.	135,949	167,494
	Hanwha Solutions Corp.	34,878	748,674
	Hanyang Eng Co., Ltd.	4,895	44,777
	Hanyang Securities Co., Ltd.	4,400	30,552
*	Harim Co., Ltd.	7,447	17,499
	Harim Holdings Co., Ltd.	17,304	97,036
	HB Technology Co., Ltd.	6,750	13,052
	HDC Holdings Co., Ltd.	12,379	101,071
	HDC Hyundai Engineering Plastics Co., Ltd.	7,950	27,540
*	Heung-A Shipping Co., Ltd.	31,939	5,187
*	Heungkuk Fire & Marine Insurance Co., Ltd.	30,824	57,342
	Hite Jinro Co., Ltd.	3,025	105,810
	Hitejinro Holdings Co., Ltd.	5,594	100,457
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	42,069
*	HLB, Inc.	1,312	92,295
	HLscience Co., Ltd.	648	30,832
*	HMM Co., Ltd	14,297	70,767
*	HNT Electronics Co., Ltd.	9,956	12,033
*	Homecast Co., Ltd.	5,319	15,954
	Hotel Shilla Co., Ltd.	7,630	451,445
	HS Industries Co., Ltd.	26,890	156,335
	HS R&A Co., Ltd.	19,658	30,510
*	HSD Engine Co., Ltd.	7,191	28,478
	Huchems Fine Chemical Corp.	6,750	94,417
*	Hugel, Inc.	303	39,991
*	Humax Co., Ltd.	6,166	22,786
	Humedix Co., Ltd.	249	5,965
*	Huneed Technologies	3,729	21,753
	Huons Co., Ltd.	1,995	101,018
	Huons Global Co., Ltd.	2,188	59,675
#	Huvis Corp.	5,615	31,168
	Huvitz Co., Ltd.	2,773	16,101
	Hwa Shin Co., Ltd.	11,960	22,653
	Hwacheon Machine Tool Co., Ltd.	773	20,686
	Hwail Pharm Co., Ltd.	2,785	31,162
	Hwangkum Steel & Technology Co., Ltd.	3,708	19,123
	Hwaseung Enterprise Co., Ltd.	4,866	45,747
	HwaSung Industrial Co., Ltd.	3,868	37,839
	Hy-Lok Corp.	5,324	58,909
*	Hyosung Advanced Materials Corp.	1,225	136,388
	Hyosung Chemical Corp.	872	78,610
	Hyosung Corp.	1,727	99,188

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung TNC Co., Ltd.	1,183	$112,990
*	Hyundai Bioscience Co., Ltd.	1,480	15,480
	Hyundai BNG Steel Co., Ltd.	4,399	27,702
*	Hyundai Construction Equipment Co., Ltd.	5,034	96,464
	Hyundai Corp Holdings, Inc.	2,677	22,524
	Hyundai Corp.	3,245	40,402
	Hyundai Department Store Co., Ltd.	4,872	244,437
*	Hyundai Electric & Energy System Co., Ltd.	5,670	59,444
	Hyundai Elevator Co., Ltd.	3,810	148,410
	Hyundai Engineering & Construction Co., Ltd.	13,615	393,284
	Hyundai Glovis Co., Ltd.	6,371	597,283
	Hyundai Greenfood Co., Ltd.	25,790	171,111
	Hyundai Heavy Industries Holdings Co., Ltd.	1,925	382,853
	Hyundai Home Shopping Network Corp.	2,773	141,130
	Hyundai Hy Communications & Networks Co., Ltd.	19,724	65,842
	Hyundai Livart Furniture Co., Ltd.	5,250	84,286
	Hyundai Marine & Fire Insurance Co., Ltd.	34,740	679,929
	Hyundai Mipo Dockyard Co., Ltd.	9,112	239,379
	Hyundai Mobis Co., Ltd.	4,327	748,730
	Hyundai Motor Co.	10,134	1,080,900
	Hyundai Motor Securities Co., Ltd.	8,272	64,867
	Hyundai Pharmaceutical Co., Ltd.	2,593	13,165
*	Hyundai Rotem Co., Ltd.	4,390	66,682
	Hyundai Steel Co.	28,570	596,704
	Hyundai Telecommunication Co., Ltd.	3,896	23,071
	Hyundai Wia Corp.	8,008	256,230
	HyVision System, Inc.	4,057	40,673
	ICD Co., Ltd.	3,937	51,644
	IDIS Holdings Co., Ltd.	2,459	28,920
*	IHQ, Inc.	30,632	38,156
*	Il Dong Pharmaceutical Co., Ltd.	3,535	47,451
*	Iljin Electric Co., Ltd.	4,435	10,627
	Iljin Holdings Co., Ltd.	11,581	47,387
	Iljin Materials Co., Ltd.	1,238	52,852
	Ilshin Spinning Co., Ltd.	489	27,846
	Ilsung Pharmaceuticals Co., Ltd.	145	10,106
	Ilyang Pharmaceutical Co., Ltd.	980	69,452
	iMarketKorea, Inc.	6,839	48,865
	InBody Co., Ltd.	2,830	39,693
	Industrial Bank of Korea	46,400	316,611
	INITECH Co., Ltd.	3,505	13,132
	Innocean Worldwide, Inc.	1,034	43,378
	InnoWireless, Inc.	675	30,117
*	Innox Advanced Materials Co., Ltd.	1,435	62,942
*	Insun ENT Co., Ltd.	3,661	28,230
*	Interflex Co., Ltd.	2,858	37,205
	Interojo Co., Ltd.	2,255	42,531
	Interpark Corp.	22,058	47,499
	INTOPS Co., Ltd.	5,178	62,251
*	Iones Co., Ltd.	1,757	11,275
	IS Dongseo Co., Ltd.	6,257	230,317
	i-SENS, Inc.	1,688	40,569
	ISU Chemical Co., Ltd.	6,754	49,538
	IsuPetasys Co., Ltd.	780	2,813
	It's Hanbul Co., Ltd.	1,087	23,868
*	Jahwa Electronics Co., Ltd.	3,674	38,190
	JASTECH, Ltd.	1,642	13,429
*	Jayjun Cosmetic Co., Ltd.	2,056	5,200
	JB Financial Group Co., Ltd.	68,101	263,265

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jcontentree Corp.	1,184	$29,433
*	Jeju Semiconductor Corp.	6,082	15,484
*	Jejuair Co., Ltd.	701	9,191
	Jinro Distillers Co., Ltd.	496	12,518
	Jinsung T.E.C.	6,512	42,820
	JLS Co., Ltd.	2,834	13,979
	Jusung Engineering Co., Ltd.	5,820	34,297
	JVM Co., Ltd.	366	10,185
	JW Holdings Corp.	2,720	12,233
	JW Life Science Corp.	3,481	57,263
	JW Pharmaceutical Corp.	609	18,408
	JYP Entertainment Corp.	10,173	255,675
	Kakao Corp.	513	148,829
*	Kanglim Co., Ltd.	6,120	8,680
	Kangnam Jevisco Co., Ltd.	1,448	18,253
	Kangwon Land, Inc.	5,689	109,219
	KAON Media Co., Ltd.	3,877	19,411
	KB Financial Group, Inc.	34,229	1,013,016
	KC Co., Ltd.	3,354	65,447
	KC Green Holdings Co., Ltd.	5,906	20,423
	KC Tech Co., Ltd.	2,444	47,808
	KCC Corp.	1,374	155,296
	KCC Engineering & Construction Co., Ltd.	3,099	17,930
*	KCC Glass Corp.	1,291	34,863
*	KEC Corp.	33,389	23,037
	KEPCO Engineering & Construction Co., Inc.	1,021	13,905
	KEPCO Plant Service & Engineering Co., Ltd.	3,807	94,095
	Keyang Electric Machinery Co., Ltd.	8,517	20,080
#*	KEYEAST Co., Ltd.	4,910	61,745
	Kginicis Co., Ltd.	4,395	87,711
	KGMobilians Co., Ltd.	4,597	44,462
*	KH Vatec Co., Ltd.	1,405	28,883
	Kia Motors Corp.	45,193	1,538,206
	KINX, Inc.	620	33,707
	KISCO Corp.	6,754	25,348
	KISCO Holdings Co., Ltd.	3,626	34,653
	KISWIRE, Ltd.	2,601	34,277
*	Kiwi Media Group Co., Ltd.	35,862	847
	KIWOOM Securities Co., Ltd.	3,341	269,816
#*	KMW Co., Ltd.	6,055	363,171
	Kocom Co., Ltd.	2,542	13,650
*	Kodaco Co., Ltd.	11,316	10,828
	Koentec Co., Ltd.	5,183	39,126
	Koh Young Technology, Inc.	1,088	89,807
	Kolmar BNH Co., Ltd.	3,110	155,958
	Kolmar Korea Co., Ltd.	1,416	55,727
	Kolmar Korea Holdings Co., Ltd.	2,620	64,052
	Kolon Corp.	2,068	32,690
	Kolon Global Corp.	2,247	19,826
	Kolon Industries, Inc.	8,158	231,537
	Kolon Plastic, Inc.	1,808	6,830
	KoMiCo, Ltd.	1,570	52,378
	Korea Aerospace Industries, Ltd.	8,473	170,915
#	Korea Alcohol Industrial Co., Ltd.	2,502	38,302
	Korea Asset In Trust Co., Ltd.	32,495	76,474
	Korea Autoglass Corp.	4,404	53,374
	Korea Cast Iron Pipe Industries Co., Ltd.	2,701	20,686
*	Korea Circuit Co., Ltd.	4,852	66,319
*	Korea District Heating Corp.	936	26,878

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Electric Power Corp.	12,674	$203,330
	Korea Electric Terminal Co., Ltd.	1,644	53,707
	Korea Export Packaging Industrial Co., Ltd.	855	13,530
	Korea Gas Corp.	5,196	110,794
*	Korea Information & Communications Co., Ltd.	4,537	35,001
	Korea Investment Holdings Co., Ltd.	13,070	535,348
*	Korea Line Corp.	5,318	72,899
	Korea Petrochemical Ind Co., Ltd.	1,452	142,115
	Korea Real Estate Investment & Trust Co., Ltd.	89,541	129,073
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,709	353,629
	Korea United Pharm, Inc.	1,641	34,119
	Korea Zinc Co., Ltd.	982	341,469
*	Korean Air Lines Co., Ltd.	32,770	480,058
	Korean Reinsurance Co.	46,168	276,437
	Kortek Corp.	4,073	30,454
	KPX Chemical Co., Ltd.	1,222	46,088
	KRTnet Corp.	7,492	32,080
	KSS LINE, Ltd.	6,720	47,738
	KT Corp., Sponsored ADR	2,500	24,650
	KT Corp.	2,588	51,650
*	KT Hitel Co., Ltd.	4,017	16,790
	KT Skylife Co., Ltd.	13,595	96,392
	KT Submarine Co., Ltd.	4,890	19,523
	KT&G Corp.	5,324	361,361
	KTB Investment & Securities Co., Ltd.	22,459	46,300
	KTCS Corp.	8,939	13,620
	Ktis Corp.	7,637	14,073
	Kukbo Design Co., Ltd.	1,117	14,610
	Kukdo Chemical Co., Ltd.	1,153	38,173
	Kumho Industrial Co., Ltd.	5,409	31,022
	Kumho Petrochemical Co., Ltd.	8,905	633,384
*	Kumho Tire Co., Inc.	25,262	61,352
	Kumkang Kind Co., Ltd.	6,650	20,135
	Kwang Dong Pharmaceutical Co., Ltd.	11,146	85,737
	Kwang Myung Electric Co., Ltd.	8,801	13,996
	Kyeryong Construction Industrial Co., Ltd.	3,546	76,030
	Kyobo Securities Co., Ltd.	7,247	40,904
	Kyongbo Pharmaceutical Co., Ltd.	2,380	20,928
	Kyung Dong Navien Co., Ltd.	1,287	54,704
	Kyungbang Co., Ltd.	5,808	55,606
	KyungDong City Gas Co., Ltd.	710	9,919
	Kyungdong Pharm Co., Ltd.	2,620	27,638
	Kyung-In Synthetic Corp.	5,514	41,523
	LB Semicon, Inc.	13,039	104,026
	Leadcorp, Inc. (The)	9,326	60,676
	LEENO Industrial, Inc.	2,474	286,135
*	Leenos Corp.	5,398	5,432
	LF Corp.	8,861	88,965
	LG Chem, Ltd.	1,002	479,797
	LG Corp.	13,786	856,074
#*	LG Display Co., Ltd., ADR	7,000	37,170
*	LG Display Co., Ltd.	42,650	451,455
	LG Electronics, Inc.	46,957	2,792,285
	LG Hausys, Ltd.	2,888	151,925
	LG HelloVision Co., Ltd.	18,251	61,041
	LG Household & Health Care, Ltd.	791	912,283
	LG Innotek Co., Ltd.	5,382	730,519
	LG International Corp.	14,844	188,683
	LG Uplus Corp.	102,528	986,973

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LIG Nex1 Co., Ltd.	2,825	$79,883
*	Livefinancial Co., Ltd.	7,725	9,146
	LMS Co., Ltd.	1,405	10,759
*	Lock & Lock Co., Ltd.	4,679	43,687
*	LOT Vacuum Co., Ltd.	3,975	50,481
	Lotte Chemical Corp.	1,794	254,425
	Lotte Chilsung Beverage Co., Ltd.	1,425	121,071
	Lotte Confectionery Co., Ltd.	504	46,653
	Lotte Corp.	5,392	140,801
	LOTTE Fine Chemical Co., Ltd.	7,901	290,608
	Lotte Food Co., Ltd.	170	46,995
	LOTTE Himart Co., Ltd.	4,537	116,393
*	Lotte Non-Life Insurance Co., Ltd.	38,382	54,982
	Lotte Shopping Co., Ltd.	3,430	224,835
	LS Cable & System Asia, Ltd.	2,218	12,461
	LS Corp.	6,843	241,508
	LS Electric Co., Ltd.	5,025	226,605
*	Lumens Co., Ltd.	22,920	37,083
*	Lutronic Corp.	2,412	11,803
*	LVMC Holdings	13,199	40,016
	Macquarie Korea Infrastructure Fund	33,306	316,211
	Maeil Dairies Co., Ltd.	507	31,598
	Maeil Holdings Co., Ltd.	3,729	25,358
	Mando Corp.	14,967	347,395
*	Maniker Co., Ltd.	31,924	20,910
	Mcnex Co., Ltd.	7,768	253,155
*	ME2ON Co., Ltd.	7,916	55,325
*	Medipost Co., Ltd.	780	18,289
	Medy-Tox, Inc.	871	126,509
	Meerecompany, Inc.	845	19,192
	MegaStudy Co., Ltd.	3,852	32,957
	MegaStudyEdu Co., Ltd.	5,139	146,644
	Meritz Financial Group, Inc.	13,458	96,201
	Meritz Fire & Marine Insurance Co., Ltd.	29,045	302,844
	Meritz Securities Co., Ltd.	107,207	277,650
	Mi Chang Oil Industrial Co., Ltd.	191	9,293
#	MiCo, Ltd.	16,385	230,154
	Minwise Co., Ltd.	2,233	26,321
	Mirae Asset Daewoo Co., Ltd.	55,574	369,011
	Mirae Asset Life Insurance Co., Ltd.	44,124	118,720
	Miwon Commercial Co., Ltd.	265	18,204
	Miwon Specialty Chemical Co., Ltd.	850	57,277
	MK Electron Co., Ltd.	6,706	56,178
*	MNTech Co., Ltd.	7,262	19,172
	Modetour Network, Inc.	1,405	13,315
	Moorim P&P Co., Ltd.	9,257	23,203
	Moorim Paper Co., Ltd.	10,458	18,238
	Motonic Corp.	5,664	35,619
	Mr Blue Corp.	3,539	39,414
	MS Autotech Co., Ltd.	5,769	26,027
*	Muhak Co., Ltd.	6,177	28,025
	Multicampus Co., Ltd.	681	16,755
	Namhae Chemical Corp.	8,559	55,596
*	Namsun Aluminum Co., Ltd.	2,629	12,289
*	Namuga Co., Ltd.	1,036	16,248
	Namyang Dairy Products Co., Ltd.	154	39,297
*	Namyeung Vivien	5,310	4,437
*	NanoenTek, Inc.	2,240	22,262
	Nasmedia Co., Ltd.	994	24,883

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Naturecell Co., Ltd.	4,091	$32,688
	NAVER Corp.	2,103	534,271
	NCSoft Corp.	344	234,400
	NeoPharm Co., Ltd.	1,610	42,532
*	Neowiz	2,740	65,265
	NEOWIZ HOLDINGS Corp.	3,257	44,196
	NEPES Corp.	10,228	296,420
*	Netmarble Corp.	462	49,698
*	New Power Plasma Co., Ltd.	5,200	26,268
	Nexen Corp.	11,324	38,273
	Nexen Tire Corp.	18,390	80,751
	NH Investment & Securities Co., Ltd.	25,468	188,037
*	NHN Corp.	1,965	136,162
	NHN KCP Corp.	3,853	202,415
	NICE Holdings Co., Ltd.	9,644	165,333
	Nice Information & Telecommunication, Inc.	3,138	62,555
	NICE Information Service Co., Ltd.	13,197	224,866
	NICE Total Cash Management Co., Ltd.	8,267	43,637
*	NK Co., Ltd.	23,922	20,730
	Nong Shim Holdings Co., Ltd.	1,008	68,160
	Nong Woo Bio Co., Ltd.	4,537	44,253
	NongShim Co., Ltd.	823	255,342
	Noroo Holdings Co., Ltd.	946	7,386
	NOROO Paint & Coatings Co., Ltd.	2,394	14,800
	NPC	3,679	10,600
	NS Shopping Co., Ltd.	5,600	59,280
	Nuri Telecom Co., Ltd.	2,417	13,399
*	OCI Co., Ltd.	7,075	334,178
	Opto Device Technology Co., Ltd.	4,785	19,026
	OptoElectronics Solutions Co., Ltd.	1,454	73,537
	OPTRON-TEC, Inc.	7,896	42,124
	Orion Corp.	660	74,213
	Orion Holdings Corp.	10,473	109,496
*	Osstem Implant Co., Ltd.	3,792	117,307
*	Osung Advanced Materials Co., Ltd.	14,883	27,806
	Ottogi Corp.	65	30,430
	Paik Kwang Industrial Co., Ltd.	8,901	27,786
*	Pan Ocean Co., Ltd.	91,797	271,720
	Pan-Pacific Co., Ltd.	10,094	15,013
	Paradise Co., Ltd.	9,127	100,548
	Partron Co., Ltd.	14,316	134,919
*	Paru Co., Ltd.	4,569	9,727
*	Pearl Abyss Corp.	1,357	214,939
	Pharma Research Products Co., Ltd.	626	31,277
*	Pharmicell Co., Ltd.	3,390	64,768
	PI Advanced Materials Co., Ltd.	4,953	141,951
*	PNE Solution Co., Ltd.	1,805	31,689
*	Pobis TNC Co., Ltd.	10,917	8,972
	Poongsan Corp.	9,909	202,080
	Poongsan Holdings Corp.	2,022	44,779
	POSCO, Sponsored ADR	8,667	346,853
	POSCO	5,988	966,280
	POSCO Chemical Co., Ltd.	1,090	69,466
	Posco ICT Co., Ltd.	13,262	48,450
	Posco International Corp.	26,084	304,102
	Posco M-Tech Co., Ltd.	8,384	32,363
	Power Logics Co., Ltd.	15,187	96,474
	Protec Co., Ltd.	1,765	42,953
	PSK, Inc.	5,465	142,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Pulmuone Co., Ltd.	7,670	$114,576
	Pungkuk Alcohol Industry Co., Ltd.	731	14,512
	Pyeong Hwa Automotive Co., Ltd.	4,745	25,240
*	Redrover Co., Ltd.	23,349	2,242
	RFHIC Corp.	897	27,508
*	RFTech Co., Ltd.	4,695	40,129
	S&S Tech Corp.	3,957	145,521
*	S&T Dynamics Co., Ltd.	5,786	24,488
*	S&T Holdings Co., Ltd.	3,716	48,665
*	S&T Motiv Co., Ltd.	4,395	165,871
*	S.Y. Co., Ltd.	3,038	9,158
	S-1 Corp.	4,169	316,697
	Sajo Industries Co., Ltd.	1,127	31,742
	Sajodaerim Corp.	4,017	48,198
	Sam Chun Dang Pharm Co., Ltd.	1,284	52,109
*	SAM KANG M&T Co., Ltd.	6,234	49,219
	Sam Young Electronics Co., Ltd.	7,143	46,971
	Sam Yung Trading Co., Ltd.	3,582	38,967
	Sambo Corrugated Board Co., Ltd.	727	4,696
*	Sambo Motors Co., Ltd.	5,206	22,414
*	Sambon Electronics Co., Ltd.	12,547	14,093
*	Sambu Engineering & Construction Co., Ltd.	49,853	31,594
	Samchully Co., Ltd.	644	41,951
	Samho Development Co., Ltd.	8,173	29,646
	SAMHWA Paints Industrial Co., Ltd.	4,214	17,662
	Samick Musical Instruments Co., Ltd.	36,753	45,183
	Samji Electronics Co., Ltd.	3,286	30,803
	Samjin LND Co., Ltd.	8,627	21,588
	Samjin Pharmaceutical Co., Ltd.	4,150	100,011
*	Samkee Automotive Co., Ltd.	9,415	22,558
	Sammok S-Form Co., Ltd.	3,450	23,165
	SAMPYO Cement Co., Ltd.	17,261	52,339
*	Samsung Biologics Co., Ltd.	144	88,784
	Samsung C&T Corp.	3,718	331,185
	Samsung Card Co., Ltd.	7,651	181,711
	Samsung Electro-Mechanics Co., Ltd.	8,574	1,014,317
	Samsung Electronics Co., Ltd.	661,530	32,331,511
*	Samsung Engineering Co., Ltd.	42,242	423,680
	Samsung Fire & Marine Insurance Co., Ltd.	6,790	977,351
*	Samsung Heavy Industries Co., Ltd.	70,247	338,524
	Samsung Life Insurance Co., Ltd.	10,891	435,074
*	Samsung Pharmaceutical Co., Ltd.	11,337	40,572
	Samsung Publishing Co., Ltd.	1,330	25,065
	Samsung SDI Co., Ltd.	743	248,743
	Samsung SDS Co., Ltd.	1,616	226,491
	Samsung Securities Co., Ltd.	17,973	437,570
	SAMT Co., Ltd.	23,178	42,703
	Samwha Capacitor Co., Ltd.	3,391	173,169
	Samyang Corp.	1,345	71,998
	Samyang Foods Co., Ltd.	1,333	133,578
	Samyang Holdings Corp.	1,645	98,703
	Samyang Tongsang Co., Ltd.	608	28,825
	Sangsangin Co., Ltd.	17,827	84,349
	Sangsin Energy Display Precision Co., Ltd.	2,886	25,539
	SaraminHR Co., Ltd.	2,179	45,970
	SAVEZONE I&C Corp.	7,852	14,586
*	SBS Media Holdings Co., Ltd.	14,920	23,617
*	SBW	61,895	41,583
*	S-Connect Co., Ltd.	9,219	14,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seah Besteel Corp.	6,421	$59,098
	SeAH Steel Corp.	668	35,358
	SeAH Steel Holdings Corp.	745	25,099
	Sebang Co., Ltd.	5,642	47,132
	Sebang Global Battery Co., Ltd.	3,462	86,213
	Seegene, Inc.	4,205	917,476
	Sejong Industrial Co., Ltd.	5,251	25,978
*	Sejong Telecom, Inc.	135,194	30,948
	Sekonix Co., Ltd.	8,087	33,376
	S-Energy Co., Ltd.	3,217	17,690
*	Seobu T&D	13,398	81,284
	Seohan Co., Ltd.	37,879	35,836
	Seohee Construction Co., Ltd.	74,915	69,945
	Seojin System Co., Ltd.	4,350	139,091
*	Seoul Auction Co., Ltd.	1,148	3,964
	Seoul Semiconductor Co., Ltd.	10,202	153,012
	Seowon Co., Ltd.	9,326	28,677
	SEOWONINTECH Co., Ltd.	3,132	19,528
	Seoyon Co., Ltd.	5,803	32,653
	Seoyon E-Hwa Co., Ltd.	6,608	20,004
*	Sewon Cellontech Co., Ltd.	6,708	15,251
	SEWOONMEDICAL Co., Ltd.	3,757	11,696
	SFA Engineering Corp.	10,342	306,493
*	SFA Semicon Co., Ltd.	47,418	245,412
*	SG Corp.	32,481	17,201
*	SH Energy & Chemical Co., Ltd.	26,194	17,916
*	Shin Poong Pharmaceutical Co., Ltd.	491	28,462
	Shindaeyang Paper Co., Ltd.	852	39,764
	Shinhan Financial Group Co., Ltd.	48,491	1,216,788
	Shinhan Financial Group Co., Ltd., ADR	2,400	59,592
	Shinil Electronics Co., Ltd.	16,283	27,266
	Shinsegae Engineering & Construction Co., Ltd.	1,276	25,446
	Shinsegae Food Co., Ltd.	604	27,551
	Shinsegae International, Inc.	326	40,578
	Shinsegae, Inc.	2,377	418,235
*	Shinsung E&G Co., Ltd.	18,108	20,954
#*	Shinsung Tongsang Co., Ltd.	23,223	46,156
	Shinwha Intertek Corp.	10,450	23,907
*	Shinwon Corp.	22,158	30,957
	Shinyoung Securities Co., Ltd.	2,250	84,598
	SHOWBOX Corp.	11,923	28,228
*	Signetics Corp.	17,051	10,287
	SIGONG TECH Co., Ltd.	2,357	10,222
	Silicon Works Co., Ltd.	1,734	70,240
	Silla Co., Ltd.	3,447	28,889
	SIMMTECH Co., Ltd.	13,854	224,815
	SIMPAC, Inc.	9,536	19,412
	Sindoh Co., Ltd.	2,160	42,119
	SK Bioland Co., Ltd.	1,295	31,554
	SK Chemicals Co., Ltd.	2,183	493,934
	SK D&D Co., Ltd.	1,460	41,060
	SK Discovery Co., Ltd.	6,515	265,247
	SK Gas, Ltd.	1,661	120,127
	SK Holdings Co., Ltd.	4,029	750,989
	SK Hynix, Inc.	79,671	5,578,264
	SK Innovation Co., Ltd.	6,591	705,172
	SK Materials Co., Ltd.	1,223	252,027
	SK Networks Co., Ltd.	72,535	310,417
	SK Securities Co., Ltd.	195,298	137,652

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Telecom Co., Ltd.	1,056	$195,599
	SKC Co., Ltd.	5,686	334,695
	SL Corp.	5,505	52,738
*	SM Entertainment Co., Ltd.	2,671	70,252
*	S-MAC Co., Ltd.	40,541	48,165
*	SMEC Co., Ltd.	5,759	9,080
*	SNU Precision Co., Ltd.	3,896	11,822
	S-Oil Corp.	2,276	116,969
*	Solborn, Inc.	4,032	11,605
*	Solid, Inc.	6,762	45,855
	Songwon Industrial Co., Ltd.	7,973	86,830
	Soulbrain Holdings Co., Ltd.	5,402	434,826
	SPC Samlip Co., Ltd.	717	39,317
	SPG Co., Ltd.	5,210	28,238
	Spigen Korea Co., Ltd.	420	22,669
	Ssangyong Cement Industrial Co., Ltd.	45,960	195,258
#*	Ssangyong Motor Co.	27,434	84,915
	Suheung Co., Ltd.	1,837	90,723
	Sun Kwang Co., Ltd.	1,942	27,071
*	SundayToz Corp.	801	16,121
	Sung Bo Chemicals Co., Ltd.	5,041	18,723
	Sung Kwang Bend Co., Ltd.	9,320	58,768
*	Sungchang Enterprise Holdings, Ltd.	23,155	34,425
	Sungdo Engineering & Construction Co., Ltd.	5,057	15,312
	Sungshin Cement Co., Ltd.	6,391	42,462
	Sungwoo Hitech Co., Ltd.	18,816	46,474
	Sunjin Co., Ltd.	4,911	40,839
*	Suprema, Inc.	529	14,270
*	Synergy Innovation Co., Ltd.	6,588	11,935
*	Synopex, Inc.	18,521	69,480
	Systems Technology, Inc.	1,656	26,876
	Tae Kyung Industrial Co., Ltd.	6,193	25,539
	Taekwang Industrial Co., Ltd.	162	92,790
*	Taewoong Co., Ltd.	5,246	56,611
	Taeyoung Engineering & Construction Co., Ltd.	21,354	287,634
	Taeyung BK Co Ltd	5,855	18,692
*	Taihan Electric Wire Co., Ltd.	11,757	7,927
*	Taihan Fiberoptics Co., Ltd.	3,210	10,187
*	Taihan Textile Co., Ltd.	2,141	59,760
	Tailim Packaging Co., Ltd.	6,595	19,685
	TechWing, Inc.	4,186	75,220
*	Telcon RF Pharmaceutical, Inc.	5,754	26,662
	TES Co., Ltd.	1,400	30,111
*	Theragen Etex Co., Ltd.	1,772	15,895
*	Thinkware Systems Corp.	2,160	18,675
*	TK Chemical Corp.	10,111	17,480
	TK Corp.	8,187	51,187
	Tokai Carbon Korea Co., Ltd.	1,461	114,424
	Tongyang Life Insurance Co., Ltd.	18,908	47,536
	Tongyang, Inc.	65,030	65,245
	Top Engineering Co., Ltd.	7,019	49,901
	Toptec Co., Ltd.	2,009	29,884
	Tovis Co., Ltd.	5,714	34,720
	TS Corp.	2,480	41,638
*	Tuksu Construction Co., Ltd.	4,579	26,385
*	T'way Holdings, Inc.	21,014	17,931
	Ubiquoss, Inc.	666	20,956
	UIL Co., Ltd.	4,913	16,968
	Uju Electronics Co., Ltd.	1,734	42,922

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Uni-Chem Co., Ltd.	14,391	$16,979
	Unick Corp.	2,721	16,554
	Unid Co., Ltd.	2,127	85,747
	Union Semiconductor Equipment & Materials Co., Ltd.	6,126	34,307
	Uniquest Corp.	3,608	34,598
	UniTest, Inc.	4,150	52,655
	UTI, Inc.	1,544	20,959
	Value Added Technology Co., Ltd.	2,552	51,037
*	Viatron Technologies, Inc.	3,044	24,866
	Vieworks Co., Ltd.	1,617	49,058
	Visang Education, Inc.	2,929	17,157
	Vitzrocell Co., Ltd.	1,842	29,902
*	VT GMP Co., Ltd.	4,452	32,243
*	W Holding Co., Ltd.	36,772	8,142
*	Webzen, Inc.	2,491	69,760
	Wemade Co., Ltd.	967	30,102
	Whanin Pharmaceutical Co., Ltd.	3,091	39,840
*	WillBes & Co. (The)	10,683	11,523
	Winix, Inc.	3,912	62,998
*	Winpac, Inc.	11,956	20,016
	WiSoL Co., Ltd.	11,563	152,996
*	WIZIT Co., Ltd.	16,810	9,930
*	Wonik Holdings Co., Ltd.	19,365	80,665
*	WONIK IPS Co., Ltd.	1,374	44,482
	Wonik Materials Co., Ltd.	2,336	56,750
*	Wonik QnC Corp.	1,340	17,516
	Woojin, Inc.	3,421	10,805
	Woori Financial Group, Inc.	92,304	660,180
*	Woori Investment Bank Co., Ltd.	59,427	29,182
*	Woori Technology, Inc.	10,028	6,262
*	Wooridul Pharmaceutical, Ltd.	2,862	22,507
	Woorison F&G Co., Ltd.	11,019	17,855
	Woory Industrial Co., Ltd.	2,626	42,458
*	Woosu AMS Co., Ltd.	8,567	28,261
	WooSung Feed Co., Ltd.	6,316	17,657
*	Woowon Development Co., Ltd.	4,128	21,355
	Y G-1 Co., Ltd.	9,561	36,492
*	YeaRimDang Publishing Co., Ltd.	3,483	6,573
*	YG Entertainment, Inc.	1,090	37,341
	Yonwoo Co., Ltd.	1,289	17,906
	Yoosung Enterprise Co., Ltd.	3,387	7,075
	Youlchon Chemical Co., Ltd.	2,627	36,458
	Young Poong Corp.	243	106,312
	Young Poong Precision Corp.	5,214	32,189
	Youngone Corp.	8,569	173,823
	Youngone Holdings Co., Ltd.	1,902	55,573
*	Yuanta Securities Korea Co., Ltd.	54,168	130,135
	Yuhan Corp.	4,045	194,522
*	Yungjin Pharmaceutical Co., Ltd.	10,091	55,542
*	Yuyang DNU Co., Ltd.	23,863	18,327
	Zeus Co., Ltd.	2,774	32,721
TOTAL SOUTH KOREA			128,690,360
SPAIN — (1.4%)
	Acciona SA	14,249	1,581,841
*	Acerinox SA	64,575	556,783
	ACS Actividades de Construccion y Servicios SA	45,666	1,059,292
*	Aena SME SA	8,581	1,118,835
	Alantra Partners SA	733	9,135

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Almirall SA	7,005	$77,533
	Amadeus IT Group SA	51,006	2,546,998
*	Amper SA	289,548	52,628
*	Applus Services SA	78,824	610,979
	Atresmedia Corp. de Medios de Comunicacion SA	40,947	111,143
*	Azkoyen SA	6,948	40,918
	Banco Bilbao Vizcaya Argentaria SA	481,436	1,499,056
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	81,588
	Banco de Sabadell SA	2,610,769	896,116
*	Banco Santander SA	1,040,388	2,231,083
	Banco Santander SA	112,382	257,537
	Bankia SA	478,295	609,408
	Bankinter SA	188,255	978,773
	Befesa SA	982	39,597
	CaixaBank SA	524,737	1,128,734
	Cellnex Telecom SA	15,713	988,888
	Cia de Distribucion Integral Logista Holdings SA	24,479	457,049
	CIE Automotive SA	19,308	305,441
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	213,727
	Ebro Foods SA	24,428	547,850
*	eDreams ODIGEO SA	19,877	41,642
	Elecnor SA	10,479	110,082
	Enagas SA	75,631	1,908,121
#	Ence Energia y Celulosa SA	51,136	154,164
	Endesa SA	37,612	1,072,953
#	Ercros SA	65,170	131,960
	Euskaltel SA	38,038	354,126
	Faes Farma SA	119,899	504,619
	Ferrovial SA	11,715	286,865
*	Fluidra SA	13,851	229,376
	Fomento de Construcciones y Contratas SA	16,634	143,318
	Global Dominion Access SA	61,555	201,473
	Grifols SA	15,694	457,252
	Grupo Catalana Occidente SA	12,112	285,978
#*	Grupo Empresarial San Jose SA	5,388	27,963
	Iberdrola SA	547,344	7,074,574
	Iberdrola SA	12,440	160,014
*	Indra Sistemas SA	57,644	435,284
	Industria de Diseno Textil SA	74,806	1,982,202
	Laboratorios Farmaceuticos Rovi SA	1,221	42,170
*	Liberbank SA	886,100	172,033
#	Mapfre SA	267,145	483,748
*	Masmovil Ibercom SA	19,400	518,665
*	Mediaset Espana Comunicacion SA	89,514	292,800
*	Melia Hotels International SA	48,424	179,266
	Miquel y Costas & Miquel SA	12,924	178,730
#	Naturgy Energy Group SA	71,603	1,332,388
#*	Obrascon Huarte Lain SA	47,065	30,803
	Pharma Mar SA	3,529	374,434
*	Promotora de Informaciones SA, Class A	69,984	35,593
	Prosegur Cia de Seguridad SA	114,510	304,298
*	Quabit Inmobiliaria SA	42,123	17,983
*	Realia Business SA	44,100	34,040
	Red Electrica Corp. SA	58,838	1,147,035
	Repsol SA	194,494	1,533,728
	Sacyr SA	142,385	322,097
	Siemens Gamesa Renewable Energy SA	9,784	230,856
*	Solaria Energia y Medio Ambiente SA	11,078	168,010
*	Talgo SA	16,592	76,339

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Tecnicas Reunidas SA	8,714	$109,457
	Telefonica SA, Sponsored ADR	6,751	28,422
	Telefonica SA	417,079	1,746,734
*	Tubacex SA	32,678	41,898
*	Unicaja Banco SA	407,078	226,697
	Vidrala SA	8,756	960,177
	Viscofan SA	23,792	1,743,202
*	Vocento SA	5,805	4,524
	Zardoya Otis SA	55,531	368,635
TOTAL SPAIN			46,267,660
SWEDEN — (2.2%)
*	AAK AB	9,365	165,909
	AcadeMedia AB	40,463	293,868
*	Adapteo Oyj	19,462	165,705
*	AddLife AB, Class B	16,692	233,575
*	AddNode Group AB	7,440	166,330
	AddTech AB, Class B	21,521	1,008,808
*	AF POYRY AB	25,821	662,819
*	Alfa Laval AB	71,422	1,691,860
#	Alimak Group AB	11,144	138,724
*	Arise AB	2,960	11,962
	Arjo AB, Class B	96,105	595,978
	Assa Abloy AB, Class B	20,915	461,724
	Atlas Copco AB, Class A	43,228	1,918,954
	Atlas Copco AB, Class B	25,121	972,249
	Atrium Ljungberg AB, Class B	12,573	194,510
*	Attendo AB	43,919	229,796
	Avanza Bank Holding AB	32,635	636,349
	Axfood AB	17,325	389,868
	Beijer Alma AB	20,027	241,518
*	Beijer Electronics Group AB	9,101	39,850
	Beijer Ref AB	17,626	687,348
	Bergman & Beving AB	13,733	125,861
	Besqab AB	1,464	19,232
	Betsson AB	77,995	588,088
*	Bilia AB, Class A	44,791	433,398
	BillerudKorsnas AB	98,246	1,569,584
	BioGaia AB, Class B	5,910	377,785
*	Biotage AB	13,807	250,241
	Boliden AB	42,720	1,166,605
	Bonava AB, Class B	38,700	260,710
*	Bravida Holding AB	31,771	348,317
*	Bufab AB	14,774	192,091
*	Bulten AB	5,345	33,045
	Bure Equity AB	26,553	728,453
*	Byggmax Group AB	33,815	181,153
	Castellum AB	19,879	427,528
	Catena AB	5,700	235,307
*	Cavotec SA	12,443	26,477
	Clas Ohlson AB, Class B	10,924	122,944
*	Cloetta AB, Class B	103,165	285,235
#*	Collector AB	4,634	7,409
*	Coor Service Management Holding AB	6,606	52,608
	Corem Property Group AB, Class B	16,942	32,249
	Dios Fastigheter AB	27,940	189,346
*	Dometic Group AB	78,050	761,975
*	Doro AB	11,734	51,175
*	Duni AB	13,942	136,764

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Dustin Group AB	28,097	$170,684
	Eastnine AB	7,235	95,103
*	Elanders AB, Class B	2,784	20,667
	Electrolux AB, Class B	71,713	1,347,750
*	Electrolux Professional AB, Class B	71,713	283,130
#	Elekta AB, Class B	33,319	343,371
#*	Eltel AB	29,981	66,271
*	Enea AB	5,103	105,976
#	Epiroc AB, Class A	48,649	680,216
	Epiroc AB, Class B	30,082	409,578
*	Essity AB, Class A	2,277	75,003
*	Essity AB, Class B	48,104	1,587,163
#	Evolution Gaming Group AB	12,068	818,944
*	eWork Group AB	2,020	16,326
	Fabege AB	25,874	331,837
*	Fagerhult AB	18,220	71,768
#*	Fastighets AB Balder, Class B	6,995	289,690
#	FastPartner AB, Class A	7,965	63,627
*	Fingerprint Cards AB, Class B	33,245	61,741
	Getinge AB, Class B	28,116	679,130
*	Granges AB	23,999	193,848
*	Gunnebo AB	20,442	41,152
*	Haldex AB	18,099	66,478
	Heba Fastighets AB, Class B	3,227	31,967
#	Hennes & Mauritz AB, Class B	73,463	1,145,095
*	Hexagon AB, Class B	12,609	824,596
#*	Hexpol AB	81,515	542,367
*	HIQ International AB	18,807	113,667
*	HMS Networks AB	3,451	77,292
#*	Hoist Finance AB	27,317	88,012
*	Holmen AB, Class B	13,019	448,690
	Hufvudstaden AB, Class A	16,447	213,591
*	Humana AB	5,141	30,985
	Husqvarna AB, Class A	6,466	61,399
	Husqvarna AB, Class B	102,338	979,374
	ICA Gruppen AB	13,136	645,283
*	Indutrade AB	18,684	946,256
#	International Petroleum Corp.	24,508	47,206
#	Intrum AB	24,275	581,994
*	Inwido AB	29,409	275,553
*	ITAB Shop Concept AB, Class B	6,100	9,932
	JM AB	23,343	692,455
	Kindred Group P.L.C.	70,894	499,225
	Klovern AB, Class B	126,359	203,163
*	KNOW IT AB	16,180	334,393
	Kungsleden AB	50,641	409,599
	Lagercrantz Group AB, Class B	19,630	396,678
	Lifco AB, Class B	4,400	336,177
	Lindab International AB	33,771	527,788
*	Loomis AB	47,522	1,135,510
#	Lundin Energy AB	16,381	382,097
#*	Medivir AB, Class B	4,452	7,923
*	Mekonomen AB	18,686	159,060
	Millicom International Cellular SA	25,021	753,119
*	Modern Times Group MTG AB, Class B	35,939	490,227
	Momentum Group AB, Class B	11,880	190,961
	Mycronic AB	12,054	229,433
	NCC AB, Class B	21,254	369,128
*	Nederman Holding AB	851	11,201

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	New Wave Group AB, Class B	25,425	$105,566
*	Nibe Industrier AB, Class B	11,503	276,774
*	Nobia AB	70,790	419,999
*	Nobina AB	51,787	326,188
*	Nolato AB, Class B	6,962	578,806
*	Nordic Entertainment Group AB, Class B	16,556	693,676
*	Nordic Waterproofing Holding A.S.	11,053	148,103
	NP3 Fastigheter AB	11,921	125,506
*	Nyfosa AB	41,855	313,274
*	OEM International AB, Class B	1,210	33,442
*	Pandox AB	28,379	358,262
*	Peab AB, Class B	106,789	1,002,346
	Platzer Fastigheter Holding AB, Class B	7,438	67,655
	Pricer AB, Class B	56,354	167,270
*	Proact IT Group AB	5,567	117,178
*	Qliro Group AB	45,419	34,740
*	Ratos AB, Class B	103,114	368,979
#*	RaySearch Laboratories AB	6,442	67,750
#*	Recipharm AB, Class B	32,886	528,920
	Resurs Holding AB	53,508	268,753
	Rottneros AB	37,562	34,682
*	Saab AB, Class B	22,869	738,871
	Sagax AB, Class B	20,168	305,527
#	Samhallsbyggnadsbolaget i Norden AB	209,426	570,946
*	Sandvik AB	50,200	938,164
#*	SAS AB	132,918	119,731
*	Scandi Standard AB	26,009	193,989
	Scandic Hotels Group AB	35,127	121,389
	Sectra AB, Class B	6,510	447,458
#*	Securitas AB, Class B	68,998	1,028,792
*	Semcon AB	7,306	47,718
*	Sensys Gatso Group AB	93,608	13,533
#	Sintercast AB	2,035	33,895
*	Skandinaviska Enskilda Banken AB, Class A	107,099	1,036,192
#*	Skanska AB, Class B	81,113	1,637,365
	SKF AB, Class A	3,644	67,732
	SKF AB, Class B	108,359	2,006,031
#	SkiStar AB	14,757	173,039
	SSAB AB, Class A	2,266	6,657
*	SSAB AB, Class A	76,315	225,447
	SSAB AB, Class B, Share, Class B	12,844	36,484
*	SSAB AB, Class B	174,516	496,174
*	Svenska Cellulosa AB SCA, Class A	4,431	54,044
*	Svenska Cellulosa AB SCA, Class B	109,277	1,327,150
*	Svenska Handelsbanken AB, Class A	101,554	957,702
#*	Svenska Handelsbanken AB, Class B	3,513	36,772
	Sweco AB, Class B	7,615	438,735
*	Swedbank AB, Class A	59,720	969,748
	Swedish Match AB	9,222	710,543
*	Swedish Orphan Biovitrum AB	19,173	402,913
	Systemair AB	3,698	70,659
	Tele2 AB, Class B	31,373	445,103
	Telefonaktiebolaget LM Ericsson, Class A	1,788	22,615
	Telefonaktiebolaget LM Ericsson, Class B	82,205	956,461
	Telia Co. AB	307,090	1,196,646
	Thule Group AB	26,387	784,911
*	Trelleborg AB, Class B	70,708	1,098,138
	Troax Group AB	14,558	274,871
*	VBG Group AB, Class B	736	10,822

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Vitrolife AB	10,485	$254,383
*	Volvo AB, Class A	37,610	649,239
*	Volvo AB, Class B	272,897	4,716,144
	Wallenstam AB, Class B	32,374	405,189
	Wihlborgs Fastigheter AB	29,594	498,720
TOTAL SWEDEN			74,086,644
SWITZERLAND — (5.3%)
	ABB, Ltd.	150,336	3,775,441
	Adecco Group AG	54,425	2,571,791
#*	Alcon, Inc.	32,109	1,925,922
	Allreal Holding AG	7,013	1,395,275
	ALSO Holding AG	2,341	617,620
*	ams AG	64,780	1,089,639
*	APG SGA SA	491	91,401
*	Arbonia AG	26,347	300,919
*	Aryzta AG	468,415	297,108
*	Ascom Holding AG	13,667	156,219
*	Autoneum Holding AG	1,342	136,104
	Bachem Holding AG, Class B	653	196,566
	Baloise Holding AG	13,895	2,120,027
	Banque Cantonale de Geneve	767	149,123
	Banque Cantonale Vaudoise	10,650	1,115,923
	Barry Callebaut AG	517	1,076,558
	Belimo Holding AG	80	635,533
	Bell Food Group AG	1,009	258,487
	Bellevue Group AG	5,452	143,046
	Berner Kantonalbank AG	2,293	557,661
	BKW AG	5,841	564,058
	Bobst Group SA	5,079	303,070
	Bossard Holding AG, Class A	3,940	674,710
	Bucher Industries AG	2,792	919,600
	Burckhardt Compression Holding AG	883	221,852
	Burkhalter Holding AG	1,875	121,790
*	Calida Holding AG	2,606	79,584
	Carlo Gavazzi Holding AG	249	43,739
	Cembra Money Bank AG	11,361	1,240,444
	Chocoladefabriken Lindt & Spruengli AG	13	1,114,610
	Cicor Technologies, Ltd.	1,175	46,779
	Cie Financiere Richemont SA	32,527	2,019,312
	Cie Financiere Tradition SA	926	107,575
	Clariant AG	80,561	1,522,654
	Coltene Holding AG	2,199	185,944
	Conzzeta AG	651	603,786
	Credit Suisse Group AG	172,760	1,842,360
	Credit Suisse Group AG, Sponsored ADR	96,272	1,016,634
	Daetwyler Holding AG	2,283	463,778
	DKSH Holding AG	17,279	1,109,778
	dormakaba Holding AG	982	549,937
*	Dottikon Es Holding AG	65	65,447
*	Dufry AG	13,713	350,153
	EFG International AG	55,885	369,589
	Emmi AG	1,017	918,532
	EMS-Chemie Holding AG	1,057	912,794
*	Feintool International Holding AG	1,181	58,322
#*	Fenix Outdoor International AG	1,057	117,692
*	Flughafen Zurich AG	7,710	977,464
	Forbo Holding AG	430	670,642
	Galenica AG	3,960	293,190

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	GAM Holding AG	100,101	$245,448
	Geberit AG	5,062	2,793,802
	Georg Fischer AG	1,751	1,608,814
	Givaudan SA	314	1,300,500
	Gurit Holding AG	219	390,780
	Helvetia Holding AG	16,117	1,460,625
*	Hiag Immobilien Holding AG	1,172	113,658
*	HOCHDORF Holding AG	378	30,140
	Huber & Suhner AG	7,580	590,097
	Implenia AG	8,365	367,936
*	Ina Invest Holding AG	1,673	34,757
	Inficon Holding AG	821	676,261
	Interroll Holding AG	243	574,729
	Intershop Holding AG	364	222,610
	Investis Holding SA	981	88,263
	IWG P.L.C.	307,958	925,809
	Julius Baer Group, Ltd.	65,319	2,867,497
*	Jungfraubahn Holding AG	732	100,165
	Kardex Holding AG	3,616	630,452
#*	Komax Holding AG	1,351	197,254
#	Kudelski SA	13,192	48,354
*	Kuehne + Nagel International AG	6,968	1,201,192
	LafargeHolcim, Ltd.	67,743	3,204,951
	LafargeHolcim, Ltd.	6,741	314,647
*	Landis & Gyr Group AG	1,754	107,125
*	Lastminute.com NV	1,562	34,700
	LEM Holding SA	135	211,239
	Liechtensteinische Landesbank AG	5,927	359,695
#	Logitech International SA	20,241	1,482,046
	Lonza Group AG	4,903	3,066,018
	Luzerner Kantonalbank AG	1,367	567,804
*	Meier Tobler Group AG	1,320	13,159
	Metall Zug AG	79	108,061
#*	Meyer Burger Technology AG	70,280	10,729
*	Mikron Holding AG	2,756	15,165
	Mobilezone Holding AG	16,695	133,856
	Mobimo Holding AG	3,432	961,358
	Nestle SA	285,492	33,951,194
	Novartis AG, Sponsored ADR	20,738	1,703,419
	Novartis AG	105,512	8,690,731
	OC Oerlikon Corp. AG	94,595	793,849
*	Orascom Development Holding AG	6,059	56,983
	Orior AG	2,610	213,957
	Partners Group Holding AG	2,148	2,080,783
	Phoenix Mecano AG	337	122,724
	Plazza AG, Class A	322	98,941
	PSP Swiss Property AG	9,820	1,090,893
	Rieter Holding AG	1,747	143,233
	Roche Holding AG	2,616	901,693
	Roche Holding AG	58,789	20,361,952
	Romande Energie Holding SA	61	69,711
	Schaffner Holding AG	112	21,527
	Schindler Holding AG	3,850	963,479
#*	Schmolz + Bickenbach AG	255,787	46,214
	Schweiter Technologies AG	520	644,823
	SFS Group AG	5,236	494,599
	SGS SA	757	1,982,474
	Siegfried Holding AG	1,662	868,395
	SIG Combibloc Group AG	52,974	926,741

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sika AG	19,260	$4,232,039
*	Sonova Holding AG	7,514	1,698,946
	St Galler Kantonalbank AG	1,344	607,753
	Straumann Holding AG	303	300,152
	Sulzer AG	7,639	633,436
	Sunrise Communications Group AG	27,994	2,611,049
	Swatch Group AG (The)	6,411	1,344,050
	Swatch Group AG (The)	11,930	475,854
	Swiss Life Holding AG	4,660	1,702,958
	Swiss Prime Site AG	25,105	2,291,171
	Swiss Re AG	40,982	3,233,852
	Swisscom AG	5,227	2,778,491
	Swissquote Group Holding SA	4,221	394,868
	Temenos AG	15,969	2,359,936
	Thurgauer Kantonalbank	480	54,743
#*	Tornos Holding AG	3,541	15,287
	TX Group AG	1,199	87,953
	u-blox Holding AG	3,339	242,579
	UBS Group AG	230,228	2,712,265
	Valiant Holding AG	5,043	469,897
*	Valora Holding AG	1,777	291,071
#	Varia US Properties AG	573	23,970
	VAT Group AG	3,851	734,345
	Vaudoise Assurances Holding SA	502	253,360
*	Vetropack Holding AG	4,850	270,008
	Vifor Pharma AG	10,885	1,536,388
	Vontobel Holding AG	11,746	858,985
	VP Bank AG	1,789	230,000
	VZ Holding AG	3,945	311,454
*	V-ZUG Holding AG	790	63,922
	Walliser Kantonalbank	123	14,258
	Warteck Invest AG	23	53,810
#	Ypsomed Holding AG	1,038	152,379
	Zehnder Group AG	4,844	212,794
	Zueblin Immobilien Holding AG	454	14,138
	Zug Estates Holding AG, Class B	34	72,597
	Zuger Kantonalbank AG	25	169,496
	Zurich Insurance Group AG	9,243	3,418,087
TOTAL SWITZERLAND			178,312,534
TAIWAN — (5.0%)
	Sino American Electronic Co.	7,672	0
	ABC Taiwan Electronics Corp.	35,544	25,384
	Ability Enterprise Co., Ltd.	123,988	51,651
	Ability Opto-Electronics Technology Co., Ltd.	29,083	34,745
	AcBel Polytech, Inc.	63,000	48,466
	Accton Technology Corp.	119,000	932,244
	Acer, Inc.	710,000	490,484
	ACES Electronic Co., Ltd.	37,000	33,111
	Acter Group Corp., Ltd.	28,550	187,018
	Action Electronics Co., Ltd.	63,000	22,165
	Actron Technology Corp.	18,642	50,365
	A-DATA Technology Co., Ltd.	89,000	184,055
	Addcn Technology Co., Ltd.	4,000	28,904
	Advanced Ceramic X Corp.	13,000	181,396
	Advanced International Multitech Co., Ltd.	60,000	62,403
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	21,379	10,422
*	Advanced Optoelectronic Technology, Inc.	59,000	47,478
	Advanced Wireless Semiconductor Co.	49,488	164,181

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advancetek Enterprise Co., Ltd.	96,571	$58,760
	Advantech Co., Ltd.	27,055	284,732
	Aerospace Industrial Development Corp.	150,000	136,456
*	AGV Products Corp.	227,875	56,140
	Airtac International Group	8,229	172,623
#	Alchip Technologies, Ltd.	22,000	450,108
*	ALI Corp.	44,901	42,189
	All Ring Tech Co., Ltd.	34,000	72,497
	Allied Circuit Co., Ltd.	13,000	58,621
	Allis Electric Co., Ltd.	68,640	58,117
	Alltek Technology Corp.	21,000	13,285
	Alltop Technology Co., Ltd.	23,000	70,777
#	Alpha Networks, Inc.	133,072	112,845
	Altek Corp.	121,000	113,200
	Amazing Microelectronic Corp.	19,308	59,398
	Ambassador Hotel (The)	133,000	128,742
	Ampire Co., Ltd.	28,000	21,848
*	AmTRAN Technology Co., Ltd.	359,000	115,837
	Anpec Electronics Corp.	10,799	31,078
	Apacer Technology, Inc.	35,750	52,630
	APAQ Technology Co., Ltd.	25,267	33,816
	APCB, Inc.	64,000	45,039
	Apex Biotechnology Corp.	32,000	29,122
#	Apex International Co., Ltd.	53,550	147,004
*	Apex Science & Engineering	70,000	29,647
	Arcadyan Technology Corp.	43,540	114,893
	Ardentec Corp.	268,990	321,733
	Argosy Research, Inc.	22,000	93,083
	ASE Technology Holding Co., Ltd., ADR	8,500	42,585
	ASE Technology Holding Co., Ltd.	688,931	1,765,022
	Asia Cement Corp.	329,000	448,477
	Asia Electronic Material Co., Ltd.	26,000	12,100
	Asia Optical Co., Inc.	63,000	148,725
*	Asia Pacific Telecom Co., Ltd.	685,581	171,562
*	Asia Plastic Recycling Holding, Ltd.	96,159	16,584
	Asia Polymer Corp.	167,960	98,331
	Asia Vital Components Co., Ltd.	107,000	172,675
	ASMedia Technology, Inc.	7,260	459,362
#	ASPEED Technology, Inc.	5,000	199,503
	ASROCK, Inc.	12,000	69,051
	Asustek Computer, Inc.	97,000	715,411
	Aten International Co., Ltd.	33,000	94,507
*	AU Optronics Corp.	2,250,000	766,474
	Audix Corp.	34,000	46,233
	AURAS Technology Co., Ltd.	28,000	217,334
	Aurora Corp.	14,100	40,963
	Avalue Technology, Inc.	20,000	39,931
	Avermedia Technologies	85,000	104,029
	AVY Precision Technology, Inc.	46,062	37,264
	Axiomtek Co., Ltd.	10,000	19,549
	Bank of Kaohsiung Co., Ltd.	220,871	74,658
	Baolong International Co., Ltd.	21,000	9,005
	Basso Industry Corp.	40,000	53,024
	BenQ Materials Corp.	46,000	28,468
	BES Engineering Corp.	618,000	157,640
	Bin Chuan Enterprise Co., Ltd.	22,000	19,309
*	Biostar Microtech International Corp.	74,000	24,348
	Bioteque Corp.	39,000	209,982
	Bizlink Holding, Inc.	48,488	323,713

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Boardtek Electronics Corp.	37,000	$32,939
	Bright Led Electronics Corp.	41,000	19,566
	Brighton-Best International Taiwan, Inc.	98,423	87,389
	C Sun Manufacturing, Ltd.	58,000	55,668
*	Calin Technology Co., Ltd.	16,000	12,327
*	Cameo Communications, Inc.	106,000	32,339
	Capital Futures Corp.	46,628	59,972
	Capital Securities Corp.	894,680	363,304
	Career Technology MFG. Co., Ltd.	44,363	46,651
	Carnival Industrial Corp.	90,999	29,251
	Casetek Holdings, Ltd.	68,377	162,336
	Caswell, Inc.	13,000	65,788
	Catcher Technology Co., Ltd.	119,000	878,656
	Cathay Financial Holding Co., Ltd.	801,653	1,083,692
	Cathay Real Estate Development Co., Ltd.	296,000	188,425
	Cayman Engley Industrial Co., Ltd.	10,654	26,136
	Celxpert Energy Corp.	32,000	38,502
	Central Reinsurance Co., Ltd.	59,850	38,343
	Chailease Holding Co., Ltd.	325,367	1,361,660
*	Chain Chon Industrial Co., Ltd.	47,000	12,933
	ChainQui Construction Development Co., Ltd.	26,904	19,681
*	Champion Building Materials Co., Ltd.	118,000	21,343
	Chang Hwa Commercial Bank, Ltd.	835,899	541,889
	Chang Wah Electromaterials, Inc.	13,900	86,185
	Chang Wah Technology Co., Ltd.	50,000	54,261
#	Channel Well Technology Co., Ltd.	48,000	49,423
	Chant Sincere Co., Ltd.	19,000	22,675
	Charoen Pokphand Enterprise	70,000	160,428
	CHC Healthcare Group	34,000	50,188
	CHC Resources Corp.	33,000	48,891
	Chen Full International Co., Ltd.	38,000	51,225
	Chenbro Micom Co., Ltd.	23,000	66,885
*	Cheng Fwa Industrial Co., Ltd.	36,000	13,129
	Cheng Loong Corp.	340,000	269,414
*	Cheng Mei Materials Technology Corp.	197,000	52,083
	Cheng Shin Rubber Industry Co., Ltd.	380,000	440,792
	Cheng Uei Precision Industry Co., Ltd.	175,000	237,799
	Chenming Electronic Technology Corp.	32,000	13,861
	Chia Chang Co., Ltd.	40,000	51,896
#	Chia Hsin Cement Corp.	215,000	121,872
	Chian Hsing Forging Industrial Co., Ltd.	16,000	21,198
	Chicony Electronics Co., Ltd.	257,773	763,509
	Chicony Power Technology Co., Ltd.	54,481	125,835
	Chieftek Precision Co., Ltd.	15,500	43,961
	Chien Kuo Construction Co., Ltd.	87,200	32,001
	Chilisin Electronics Corp.	95,674	306,649
*	China Airlines, Ltd.	1,663,000	453,632
	China Bills Finance Corp.	426,000	213,089
	China Chemical & Pharmaceutical Co., Ltd.	124,000	94,553
	China Development Financial Holding Corp.	1,644,000	484,895
	China Electric Manufacturing Corp.	101,700	38,201
	China Fineblanking Technology Co., Ltd.	15,907	21,000
	China General Plastics Corp.	174,549	103,119
	China Glaze Co., Ltd.	48,000	17,052
	China Life Insurance Co., Ltd.	905,854	628,267
	China Man-Made Fiber Corp.	732,482	154,814
	China Metal Products	121,000	111,202
	China Motor Corp.	105,200	139,201
	China Petrochemical Development Corp.	1,602,450	442,474

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Steel Chemical Corp.	35,000	$117,720
	China Steel Corp.	2,022,000	1,367,897
	China Steel Structure Co., Ltd.	45,000	38,627
	China Wire & Cable Co., Ltd.	31,000	30,258
	Chinese Maritime Transport, Ltd.	33,000	26,214
	Ching Feng Home Fashions Co., Ltd.	69,000	71,867
	Chin-Poon Industrial Co., Ltd.	184,000	161,539
	Chipbond Technology Corp.	271,000	553,261
	ChipMOS Techinologies, Inc.	281,133	305,990
	Chlitina Holding, Ltd.	20,000	142,102
	Chong Hong Construction Co., Ltd.	64,100	195,878
	Chroma ATE, Inc.	38,000	213,539
	Chun Yuan Steel Industry Co., Ltd.	185,000	61,576
	Chung Hsin Electric & Machinery Manufacturing Corp.	176,000	183,952
	Chung Hung Steel Corp.	486,000	134,296
*	Chung Hwa Pulp Corp.	240,228	68,245
	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	16,000	28,391
	Chunghwa Precision Test Tech Co., Ltd.	2,000	57,278
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,400	125,392
	Chunghwa Telecom Co., Ltd.	133,000	497,039
	Chyang Sheng Dyeing & Finishing Co., Ltd.	54,000	20,922
	Cleanaway Co., Ltd.	43,000	226,968
	Clevo Co.	215,000	241,592
#	CMC Magnetics Corp.	586,712	150,681
	Coland Holdings, Ltd.	7,000	6,383
	Compal Electronics, Inc.	1,172,000	744,344
	Compeq Manufacturing Co., Ltd.	524,000	868,611
	Compucase Enterprise	13,000	13,541
*	Concord Securities Co., Ltd.	225,844	78,952
	Concraft Holding Co., Ltd.	13,818	60,444
	Continental Holdings Corp.	179,000	83,178
	Contrel Technology Co., Ltd.	49,000	24,472
	Coremax Corp.	16,600	33,858
	Coretronic Corp.	199,000	241,388
#	Co-Tech Development Corp.	90,552	127,359
	Cowealth Medical Holding Co., Ltd.	18,480	21,857
*	Coxon Precise Industrial Co., Ltd.	34,000	14,184
	Creative Sensor, Inc.	35,000	20,202
*	CSBC Corp. Taiwan	54,000	45,716
	CTBC Financial Holding Co., Ltd.	1,729,563	1,145,391
	CTCI Corp.	206,000	245,534
	Cub Elecparts, Inc.	15,081	62,008
	CviLux Corp.	28,360	29,808
	Cyberlink Corp.	23,000	84,623
	CyberPower Systems, Inc.	17,000	47,139
	CyberTAN Technology, Inc.	149,000	77,058
	Cypress Technology Co., Ltd.	17,800	46,891
	DA CIN Construction Co., Ltd.	111,000	84,130
	Dadi Early-Childhood Education Group, Ltd.	8,352	50,469
	Dafeng TV, Ltd.	12,000	16,674
	Da-Li Development Co., Ltd.	72,208	69,406
	Darfon Electronics Corp.	95,000	116,184
*	Darwin Precisions Corp.	217,000	88,988
	Davicom Semiconductor, Inc.	23,000	16,814
	Daxin Materials Corp.	26,900	81,236
	De Licacy Industrial Co., Ltd.	80,011	49,881
	Delpha Construction Co., Ltd.	27,000	15,154
	Delta Electronics, Inc.	47,365	323,762
	Depo Auto Parts Ind Co., Ltd.	49,000	84,252

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dimerco Data System Corp.	11,000	$20,105
	Dimerco Express Corp.	18,000	23,902
#	D-Link Corp.	303,800	182,248
*	Dynamic Electronics Co., Ltd.	99,855	60,326
	Dynapack International Technology Corp.	48,000	136,662
	E Ink Holdings, Inc.	251,000	350,607
	E.Sun Financial Holding Co., Ltd.	1,586,295	1,467,808
	Eastern Media International Corp.	103,000	54,379
	Eclat Textile Co., Ltd.	39,583	467,860
	ECOVE Environment Corp.	6,000	44,001
	Edimax Technology Co., Ltd.	97,000	36,602
	Edison Opto Corp.	22,000	8,571
	Edom Technology Co., Ltd.	65,467	37,460
	eGalax_eMPIA Technology, Inc.	18,387	36,349
#	Egis Technology, Inc.	37,000	245,779
	Elan Microelectronics Corp.	46,900	252,034
*	E-Lead Electronic Co., Ltd.	12,000	6,663
	E-LIFE MALL Corp.	23,000	54,599
	Elite Advanced Laser Corp.	28,768	68,759
#	Elite Material Co., Ltd.	131,000	791,680
	Elite Semiconductor Microelectronics Technology, Inc.	108,000	147,555
*	Elitegroup Computer Systems Co., Ltd.	170,000	69,240
	eMemory Technology, Inc.	18,000	336,581
	Emerging Display Technologies Corp.	31,000	20,043
	Ennoconn Corp.	19,140	171,122
#	EnTie Commercial Bank Co., Ltd.	251,000	122,246
*	Epistar Corp.	425,000	657,941
	Eson Precision Ind. Co., Ltd.	30,000	34,719
	Eternal Materials Co., Ltd.	250,029	264,211
*	Etron Technology, Inc.	83,000	28,154
	Eurocharm Holdings Co., Ltd.	13,000	42,301
	Eva Airways Corp.	1,612,922	598,059
*	Everest Textile Co., Ltd.	132,178	42,055
	Evergreen International Storage & Transport Corp.	215,000	97,934
*	Evergreen Marine Corp. Taiwan, Ltd.	1,085,681	407,514
	Everlight Chemical Industrial Corp.	171,405	96,829
	Everlight Electronics Co., Ltd.	180,000	223,631
*	Everspring Industry Co., Ltd.	41,000	24,784
	Excelliance Mos Corp.	7,000	28,928
	Excelsior Medical Co., Ltd.	54,347	107,103
	Far Eastern Department Stores, Ltd.	374,000	300,656
	Far Eastern International Bank	1,212,101	455,154
	Far Eastern New Century Corp.	544,100	475,800
	Far EasTone Telecommunications Co., Ltd.	180,000	387,806
	Faraday Technology Corp.	51,600	82,801
	Farglory Land Development Co., Ltd.	157,000	227,820
*	Federal Corp.	197,926	152,241
	Feedback Technology Corp.	7,700	20,944
	Feng Hsin Steel Co., Ltd.	165,000	297,001
	Feng TAY Enterprise Co., Ltd.	56,632	339,203
*	First Copper Technology Co., Ltd.	87,000	23,277
	First Financial Holding Co., Ltd.	1,367,876	1,102,297
	First Hi-Tec Enterprise Co., Ltd.	42,969	64,711
	First Hotel	48,000	22,462
	First Insurance Co., Ltd. (The)	119,000	52,825
	First Steamship Co., Ltd.	257,311	83,074
	FLEXium Interconnect, Inc.	121,112	586,405
	Flytech Technology Co., Ltd.	31,297	69,159
	FocalTech Systems Co., Ltd.	62,228	78,459

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Forest Water Environment Engineering Co., Ltd.	17,000	$26,726
	Formosa Advanced Technologies Co., Ltd.	50,000	60,951
	Formosa Chemicals & Fibre Corp.	164,000	377,309
	Formosa International Hotels Corp.	18,672	87,070
	Formosa Laboratories, Inc.	48,544	82,756
	Formosa Petrochemical Corp.	22,000	61,319
	Formosa Plastics Corp.	181,000	484,755
	Formosa Sumco Technology Corp.	7,000	31,030
	Formosa Taffeta Co., Ltd.	266,000	274,357
	Formosan Rubber Group, Inc.	142,110	83,794
	Formosan Union Chemical	151,945	71,905
#	Fortune Electric Co., Ltd.	40,000	45,903
	Founding Construction & Development Co., Ltd.	72,000	39,455
	Foxconn Technology Co., Ltd.	221,535	410,426
	Foxsemicon Integrated Technology, Inc.	36,357	256,409
	Froch Enterprise Co., Ltd.	89,000	30,346
	FSP Technology, Inc.	45,000	36,716
	Fubon Financial Holding Co., Ltd.	623,000	887,268
#	Fulgent Sun International Holding Co., Ltd.	41,646	152,953
	Fullerton Technology Co., Ltd.	51,000	30,217
	Fulltech Fiber Glass Corp.	128,270	44,710
	G Shank Enterprise Co., Ltd.	49,000	34,337
	Gallant Precision Machining Co., Ltd.	55,000	39,347
	Gamania Digital Entertainment Co., Ltd.	54,000	122,672
	GCS Holdings, Inc.	9,000	16,378
	GEM Services, Inc.	34,210	69,481
	Gemtek Technology Corp.	153,000	125,914
#	General Interface Solution Holding, Ltd.	105,000	493,252
	General Plastic Industrial Co., Ltd.	20,480	18,657
	Generalplus Technology, Inc.	19,000	19,559
	Genesys Logic, Inc.	20,000	52,518
	Genius Electronic Optical Co., Ltd.	35,616	823,678
*	GeoVision, Inc.	22,977	17,881
	Getac Technology Corp.	163,000	234,061
	Giant Manufacturing Co., Ltd.	78,000	821,350
*	Giantplus Technology Co., Ltd.	117,000	38,988
#	Gigabyte Technology Co., Ltd.	135,000	386,767
*	Gigastorage Corp.	113,037	33,916
	Ginko International Co., Ltd.	13,000	61,351
	Global Brands Manufacture, Ltd.	121,000	64,155
	Global Lighting Technologies, Inc.	15,000	56,313
	Global Mixed Mode Technology, Inc.	10,000	53,128
	Global PMX Co., Ltd.	15,000	84,880
	Global Unichip Corp.	21,000	208,760
#	Globalwafers Co., Ltd.	33,000	472,387
	Globe Union Industrial Corp.	99,000	41,412
	Gloria Material Technology Corp.	195,680	103,315
*	Gold Circuit Electronics, Ltd.	77,000	105,636
	Golden Friends Corp.	15,000	28,753
#	Goldsun Building Materials Co., Ltd.	515,000	294,385
	Good Will Instrument Co., Ltd.	25,000	19,553
#	Gourmet Master Co., Ltd.	40,237	128,938
	Grand Fortune Securities Co., Ltd.	54,000	17,525
	Grand Ocean Retail Group, Ltd.	31,000	25,050
*	Grand Pacific Petrochemical	385,000	182,129
#	Grand Plastic Technology Corp.	3,000	38,993
	GrandTech CG Systems, Inc.	25,200	34,595
	Grape King Bio, Ltd.	32,000	203,328
	Great China Metal Industry	77,000	54,674

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Great Taipei Gas Co., Ltd.	75,000	$78,732
	Great Wall Enterprise Co., Ltd.	258,950	407,721
	Greatek Electronics, Inc.	176,000	314,092
*	Green Energy Technology, Inc.	133,000	272
	GTM Holdings Corp.	52,000	40,586
#	Hannstar Board Corp.	127,602	182,137
#*	HannStar Display Corp.	1,291,000	304,024
*	HannsTouch Solution, Inc.	188,079	61,269
	Hanpin Electron Co., Ltd.	14,000	13,710
	Harvatek Corp.	62,000	31,360
	Hey Song Corp.	106,000	114,765
#	Highlight Tech Corp.	23,871	29,209
	Highwealth Construction Corp.	160,300	234,151
	HIM International Music, Inc.	11,900	42,393
	Hiroca Holdings, Ltd.	26,000	48,066
	Hitron Technology, Inc.	38,559	28,150
	Hiwin Technologies Corp.	21,082	222,342
	Ho Tung Chemical Corp.	399,125	106,935
*	Hocheng Corp.	129,000	35,644
	Holiday Entertainment Co., Ltd.	18,000	40,451
	Holtek Semiconductor, Inc.	98,000	242,548
	Holy Stone Enterprise Co., Ltd.	38,500	141,919
	Hon Hai Precision Industry Co., Ltd.	802,624	2,145,115
	Hong Pu Real Estate Development Co., Ltd.	97,000	78,665
	Hong TAI Electric Industrial	128,000	49,430
	Hong YI Fiber Industry Co.	56,000	30,114
*	Horizon Securities Co., Ltd.	113,000	35,857
	Hota Industrial Manufacturing Co., Ltd.	60,786	197,466
	Hotai Motor Co., Ltd.	36,000	823,353
	Hotron Precision Electronic Industrial Co., Ltd.	30,095	43,153
	Hsin Kuang Steel Co., Ltd.	100,000	91,206
	Hsin Yung Chien Co., Ltd.	14,900	40,335
	Hsing TA Cement Co.	70,000	40,511
#	HTC Corp.	121,000	123,404
	Hu Lane Associate, Inc.	29,000	74,819
	HUA ENG Wire & Cable Co., Ltd.	132,000	38,562
	Hua Nan Financial Holdings Co., Ltd.	1,012,755	694,604
	Huaku Development Co., Ltd.	83,000	240,796
	Huang Hsiang Construction Corp.	35,000	44,837
	Hung Ching Development & Construction Co., Ltd.	54,000	38,079
#	Hung Sheng Construction, Ltd.	298,080	175,030
*	Hwa Fong Rubber Industrial Co., Ltd.	80,000	34,487
	Ibase Technology, Inc.	49,345	72,824
	IBF Financial Holdings Co., Ltd.	1,022,709	396,301
	Ichia Technologies, Inc.	138,000	73,952
*	I-Chiun Precision Industry Co., Ltd.	92,000	26,898
	IEI Integration Corp.	47,340	81,434
	Infortrend Technology, Inc.	88,000	37,622
	Innodisk Corp.	34,100	211,815
#	Innolux Corp.	2,603,000	737,241
	Inpaq Technology Co., Ltd.	22,800	25,838
	Intai Technology Corp.	7,000	27,360
*	Integrated Service Technology, Inc.	27,109	65,245
	IntelliEPI, Inc.	8,000	13,304
	International CSRC Investment Holdings Co.	291,562	184,219
	International Games System Co., Ltd.	18,000	461,162
	Inventec Corp.	569,000	484,624
	Iron Force Industrial Co., Ltd.	14,000	42,140
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	36,474

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ITE Technology, Inc.	43,000	$104,329
	ITEQ Corp.	123,029	561,771
	Jarllytec Co., Ltd.	21,000	44,498
*	Jean Co., Ltd.	26,000	7,349
	Jentech Precision Industrial Co., Ltd.	5,000	54,404
	Jess-Link Products Co., Ltd.	30,250	34,192
	Jih Lin Technology Co., Ltd.	28,000	42,726
	Jih Sun Financial Holdings Co., Ltd.	757,528	273,751
	Jinan Acetate Chemical Co., Ltd.	5,000	22,460
	Jinli Group Holdings, Ltd.	57,008	16,794
	JMC Electronics Co., Ltd.	10,000	18,444
	Jourdeness Group, Ltd.	21,000	52,757
#*	K Laser Technology, Inc.	90,000	46,155
	Kaimei Electronic Corp.	97,000	115,116
#	Kaori Heat Treatment Co., Ltd.	13,000	29,406
	Kaulin Manufacturing Co., Ltd.	45,000	15,685
	KEE TAI Properties Co., Ltd.	185,000	62,516
#	Kenda Rubber Industrial Co., Ltd.	127,899	121,671
	Kenmec Mechanical Engineering Co., Ltd.	84,000	51,332
	Kerry TJ Logistics Co., Ltd.	45,000	60,355
*	Key Ware Electronics Co., Ltd.	53,858	21,191
	Kindom Development Co., Ltd.	149,000	180,198
	King Chou Marine Technology Co., Ltd.	36,340	37,260
	King Slide Works Co., Ltd.	9,000	103,876
	King Yuan Electronics Co., Ltd.	511,000	618,538
	King's Town Bank Co., Ltd.	388,000	475,288
*	King's Town Construction Co., Ltd.	34,000	41,002
	Kinik Co.	29,000	65,203
*	Kinko Optical Co., Ltd.	66,000	78,701
	Kinpo Electronics	614,000	205,808
	Kinsus Interconnect Technology Corp.	138,000	363,338
	KMC Kuei Meng International, Inc.	32,300	192,231
	KS Terminals, Inc.	32,000	45,516
	Kung Long Batteries Industrial Co., Ltd.	33,000	169,745
*	Kung Sing Engineering Corp.	173,249	59,431
	Kuo Toong International Co., Ltd.	80,315	43,198
#	Kuoyang Construction Co., Ltd.	154,642	148,021
	Kwong Lung Enterprise Co., Ltd.	20,000	29,502
	KYE Systems Corp.	99,000	28,327
	L&K Engineering Co., Ltd.	71,000	79,659
	La Kaffa International Co., Ltd.	11,000	49,269
*	LAN FA Textile	93,000	23,287
	Land Mark Optoelectronics Corp.	10,000	89,639
	Lanner Electronics, Inc.	33,048	64,649
	Largan Precision Co., Ltd.	9,000	1,174,396
	Laser Tek Taiwan Co., Ltd.	14,000	11,452
	Laster Tech Corp., Ltd.	17,405	15,628
*	Lealea Enterprise Co., Ltd.	339,000	85,046
	Ledlink Optics, Inc.	17,850	14,623
	LEE CHI Enterprises Co., Ltd.	36,000	12,533
	Lelon Electronics Corp.	30,850	49,078
	Lemtech Holdings Co., Ltd.	8,399	33,485
*	LES Enphants Co., Ltd.	53,000	10,777
*	Lextar Electronics Corp.	145,000	119,407
	Li Cheng Enterprise Co., Ltd.	37,113	39,593
	Li Peng Enterprise Co., Ltd.	283,600	58,708
	Lian HWA Food Corp.	31,297	44,968
	Lida Holdings, Ltd.	28,240	31,486
	Lien Hwa Industrial Holdings Corp.	181,705	291,147

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lifestyle Global Enterprise, Inc.	11,000	$20,104
*	Lingsen Precision Industries, Ltd.	174,000	64,132
	Lion Travel Service Co., Ltd.	15,000	35,066
	Lite-On Semiconductor Corp.	106,000	146,315
	Lite-On Technology Corp.	679,417	1,149,430
	Long Bon International Co., Ltd.	97,100	45,880
	Long Da Construction & Development Corp.	61,000	32,925
#	Longchen Paper & Packaging Co., Ltd.	259,924	130,411
	Longwell Co.	24,000	44,462
	Lotes Co., Ltd.	33,653	517,022
*	Lotus Pharmaceutical Co., Ltd.	9,000	23,973
	Lu Hai Holding Corp.	13,858	20,525
	Lumax International Corp., Ltd.	21,600	49,542
	Lung Yen Life Service Corp.	49,000	98,393
*	LuxNet Corp.	43,585	42,124
	Macauto Industrial Co., Ltd.	33,000	81,832
#	Machvision, Inc.	9,358	88,523
#	Macronix International	628,798	679,457
	Makalot Industrial Co., Ltd.	105,175	648,664
	Marketech International Corp.	9,000	36,044
	Materials Analysis Technology, Inc.	27,257	87,413
	Mayer Steel Pipe Corp.	64,000	34,093
	MediaTek, Inc.	68,000	1,623,708
	Mega Financial Holding Co., Ltd.	553,975	611,563
	Meiloon Industrial Co.	42,750	31,471
	Mercuries & Associates Holding, Ltd.	183,573	184,946
*	Mercuries Life Insurance Co., Ltd.	467,319	151,089
	Merida Industry Co., Ltd.	13,000	119,951
	Merry Electronics Co., Ltd.	34,191	185,714
*	Microbio Co., Ltd.	186,000	464,402
	Micro-Star International Co., Ltd.	101,000	449,328
	Mildef Crete, Inc.	26,000	38,981
*	MIN AIK Technology Co., Ltd.	58,600	27,212
	Mirle Automation Corp.	72,000	110,443
	Mitac Holdings Corp.	413,560	417,345
	Mobiletron Electronics Co., Ltd.	16,000	16,630
	momo.com, Inc.	8,000	177,558
*	Motech Industries, Inc.	200,589	61,870
#	MPI Corp.	30,000	153,799
	Nak Sealing Technologies Corp.	19,000	41,544
	Namchow Holdings Co., Ltd.	87,000	124,668
	Nan Kang Rubber Tire Co., Ltd.	103,000	159,219
	Nan Liu Enterprise Co., Ltd.	7,000	63,060
	Nan Ya Plastics Corp.	249,000	519,244
	Nan Ya Printed Circuit Board Corp.	52,000	177,325
	Nang Kuang Pharmaceutical Co., Ltd.	14,000	20,433
	Nantex Industry Co., Ltd.	137,780	167,560
	Nanya Technology Corp.	137,432	284,388
	National Aerospace Fasteners Corp.	8,000	14,241
	Netronix, Inc.	31,000	42,994
	New Best Wire Industrial Co., Ltd.	14,400	12,730
	New Era Electronics Co., Ltd.	29,000	15,705
	Nexcom International Co., Ltd.	13,000	10,461
	Nichidenbo Corp.	72,030	116,720
*	Nien Hsing Textile Co., Ltd.	51,245	27,175
	Nien Made Enterprise Co., Ltd.	46,000	505,061
	Nishoku Technology, Inc.	16,000	42,433
	Nova Technology Corp.	5,000	23,644
	Novatek Microelectronics Corp.	120,000	1,189,542

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nuvoton Technology Corp.	64,109	$101,148
	O-Bank Co., Ltd.	419,000	98,850
*	Ocean Plastics Co., Ltd.	52,000	58,345
	OptoTech Corp.	117,889	78,411
	Orient Europharma Co., Ltd.	8,000	13,999
*	Orient Semiconductor Electronics, Ltd.	203,107	82,197
	Oriental Union Chemical Corp.	309,000	163,055
	O-TA Precision Industry Co., Ltd.	21,422	27,351
	Pacific Hospital Supply Co., Ltd.	15,000	46,712
	Paiho Shih Holdings Corp.	47,472	46,526
	Pan Jit International, Inc.	155,700	155,765
	Pan-International Industrial Corp.	165,000	100,987
	Panion & BF Biotech, Inc.	8,000	32,070
	Parade Technologies, Ltd.	4,000	174,118
*	Paragon Technologies Co., Ltd.	26,000	26,789
	Parpro Corp.	19,000	15,296
	PCL Technologies, Inc.	6,610	29,307
	P-Duke Technology Co., Ltd.	22,770	51,371
	Pegatron Corp.	579,000	1,214,657
	Pharmally International Holding Co., Ltd.	10,983	49,209
*	Phihong Technology Co., Ltd.	149,222	45,587
	Phison Electronics Corp.	50,000	501,641
	Pixart Imaging, Inc.	14,000	95,300
	Planet Technology Corp.	21,000	49,266
	Plastron Precision Co., Ltd.	28,126	13,778
	Plotech Co., Ltd.	24,000	15,507
	Polytronics Technology Corp.	24,000	60,823
	Posiflex Technology, Inc.	25,284	72,305
#	Pou Chen Corp.	702,000	636,424
#	Power Wind Health Industry, Inc.	11,399	68,383
	Powertech Technology, Inc.	394,000	1,316,223
	Poya International Co., Ltd.	20,181	423,773
#	President Chain Store Corp.	79,000	754,619
	President Securities Corp.	465,811	260,840
	Primax Electronics, Ltd.	251,000	359,095
	Prince Housing & Development Corp.	421,000	140,568
	Pro Hawk Corp.	3,000	16,594
	Promate Electronic Co., Ltd.	39,000	43,542
	Prosperity Dielectrics Co., Ltd.	46,086	78,812
	Qisda Corp.	646,000	368,821
	QST International Corp.	28,000	41,808
	Qualipoly Chemical Corp.	21,000	18,185
	Quang Viet Enterprise Co., Ltd.	17,000	75,488
	Quanta Computer, Inc.	350,000	977,889
	Quanta Storage, Inc.	93,000	103,670
*	Quintain Steel Co., Ltd.	123,309	30,715
	Radiant Opto-Electronics Corp.	246,000	1,051,750
	Radium Life Tech Co., Ltd.	287,089	95,538
	Rafael Microelectronics, Inc.	9,000	43,725
	Realtek Semiconductor Corp.	73,000	931,347
	Rechi Precision Co., Ltd.	170,000	111,441
	Rexon Industrial Corp., Ltd.	33,000	90,785
	Rich Development Co., Ltd.	283,000	88,799
	RichWave Technology Corp.	8,300	76,101
*	Ritek Corp.	708,491	129,895
	Rodex Fasteners Corp.	13,000	13,983
*	Roo Hsing Co., Ltd.	204,000	99,825
*	Rotam Global Agrosciences, Ltd.	32,000	14,533
	Ruentex Development Co., Ltd.	232,952	403,827

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ruentex Industries, Ltd.	172,200	$377,176
	Samebest Co., Ltd.	9,040	16,194
	Sampo Corp.	146,400	115,106
	San Fang Chemical Industry Co., Ltd.	75,679	52,587
	San Far Property, Ltd.	111,280	67,194
	San Shing Fastech Corp.	51,000	79,217
	Sanitar Co., Ltd.	13,000	13,131
	Sanyang Motor Co., Ltd.	219,000	156,117
	SCI Pharmtech, Inc.	13,000	54,418
	Scientech Corp.	20,000	39,713
	SDI Corp.	57,000	88,884
	Senao International Co., Ltd.	28,000	26,821
	Senao Networks, Inc.	13,000	43,216
	Sercomm Corp.	85,000	229,312
	Sesoda Corp.	72,573	54,743
	Shan-Loong Transportation Co., Ltd.	44,000	44,350
	Sharehope Medicine Co., Ltd.	13,996	18,749
	Sheng Yu Steel Co., Ltd.	40,000	24,002
	ShenMao Technology, Inc.	21,000	14,675
	Shih Her Technologies, Inc.	19,000	33,059
*	Shih Wei Navigation Co., Ltd.	126,591	25,235
	Shihlin Electric & Engineering Corp.	134,000	208,469
*	Shin Kong Financial Holding Co., Ltd.	3,707,169	1,077,301
	Shin Zu Shing Co., Ltd.	48,000	252,586
*	Shining Building Business Co., Ltd.	191,632	61,717
	Shinkong Insurance Co., Ltd.	98,000	114,662
	Shinkong Synthetic Fibers Corp.	548,000	208,577
	Shiny Chemical Industrial Co., Ltd.	34,800	134,802
*	Shuttle, Inc.	193,000	62,380
	Sigurd Microelectronics Corp.	233,226	347,046
	Silergy Corp.	1,000	59,991
#*	Silicon Integrated Systems Corp.	264,146	111,916
	Simplo Technology Co., Ltd.	34,600	384,578
	Sinbon Electronics Co., Ltd.	117,064	695,901
	Sincere Navigation Corp.	133,900	65,282
	Single Well Industrial Corp.	20,700	14,653
	Sinher Technology, Inc.	28,000	40,285
	Sinmag Equipment Corp.	17,420	46,385
	Sino-American Silicon Products, Inc.	268,000	894,699
	Sinon Corp.	180,000	121,050
	SinoPac Financial Holdings Co., Ltd.	1,748,445	635,571
	Sinphar Pharmaceutical Co., Ltd.	69,000	98,919
	Sinyi Realty Co.	80,544	79,240
	Sirtec International Co., Ltd.	42,800	38,838
	Sitronix Technology Corp.	51,000	261,726
	Siward Crystal Technology Co., Ltd.	64,000	50,048
	Soft-World International Corp.	21,000	72,476
#*	Solar Applied Materials Technology Co.	86,262	127,465
	Solomon Technology Corp.	56,000	36,711
	Solteam, Inc.	11,110	11,443
	Sonix Technology Co., Ltd.	29,000	52,518
*	Speed Tech Corp.	28,000	83,756
	Spirox Corp.	29,000	29,759
	Sporton International, Inc.	16,491	140,176
	St Shine Optical Co., Ltd.	17,000	179,770
#	Standard Chemical & Pharmaceutical Co., Ltd.	32,000	45,540
	Standard Foods Corp.	114,402	239,333
	Stark Technology, Inc.	19,200	42,741
	Sun Yad Construction Co., Ltd.	46,000	19,882

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Sunko INK Co., Ltd.	65,000	$22,135
	SunMax Biotechnology Co., Ltd.	11,000	28,444
	Sunny Friend Environmental Technology Co., Ltd.	22,000	195,477
	Sunonwealth Electric Machine Industry Co., Ltd.	113,000	213,831
	Sunplus Technology Co., Ltd.	252,000	105,959
	Sunrex Technology Corp.	24,561	38,976
	Sunspring Metal Corp.	35,000	27,360
	Supreme Electronics Co., Ltd.	136,509	138,329
	Swancor Holding Co., Ltd.	11,000	39,421
	Symtek Automation Asia Co., Ltd.	15,486	34,901
	Syncmold Enterprise Corp.	45,000	121,910
	Synmosa Biopharma Corp.	21,525	17,613
	Synnex Technology International Corp.	276,250	412,637
	Sysage Technology Co., Ltd.	24,200	34,829
	Systex Corp.	51,000	141,101
	T3EX Global Holdings Corp.	31,000	30,773
	TA Chen Stainless Pipe	345,025	274,266
	Ta Liang Technology Co., Ltd.	22,000	32,718
	Ta Ya Electric Wire & Cable	220,480	84,458
	Ta Yih Industrial Co., Ltd.	17,000	33,079
	Tah Hsin Industrial Corp.	22,000	38,855
#	TA-I Technology Co., Ltd.	24,750	61,432
*	Tai Tung Communication Co., Ltd.	23,000	13,873
	Taichung Commercial Bank Co., Ltd.	997,952	398,580
	TaiDoc Technology Corp.	7,471	64,370
	Taiflex Scientific Co., Ltd.	70,060	122,773
	Taimide Tech, Inc.	34,450	54,442
	Tainan Enterprises Co., Ltd.	55,000	34,466
	Tainan Spinning Co., Ltd.	518,240	194,558
*	Tainergy Tech Co., Ltd.	45,436	27,990
	Tainet Communication System Corp.	12,000	19,288
	Tai-Saw Technology Co., Ltd.	27,000	25,738
	Taishin Financial Holding Co., Ltd.	1,674,842	763,286
	Taisun Enterprise Co., Ltd.	78,000	59,025
	Taita Chemical Co., Ltd.	109,262	59,669
	Taiwan Business Bank	1,732,824	597,759
	Taiwan Cement Corp.	799,264	1,227,678
	Taiwan Chinsan Electronic Industrial Co., Ltd.	38,919	46,861
	Taiwan Cogeneration Corp.	87,000	116,816
	Taiwan Cooperative Financial Holding Co., Ltd.	1,224,154	894,111
	Taiwan FamilyMart Co., Ltd.	7,000	61,442
	Taiwan Fertilizer Co., Ltd.	318,000	606,233
	Taiwan Fire & Marine Insurance Co., Ltd.	96,000	64,377
	Taiwan FU Hsing Industrial Co., Ltd.	36,000	48,083
*	Taiwan Glass Industry Corp.	536,046	184,976
	Taiwan High Speed Rail Corp.	168,000	191,259
	Taiwan Hon Chuan Enterprise Co., Ltd.	152,927	279,310
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	78,000	59,829
*	Taiwan Land Development Corp.	359,666	85,351
	Taiwan Mobile Co., Ltd.	128,000	458,635
	Taiwan Navigation Co., Ltd.	88,000	46,800
	Taiwan Optical Platform Co., Ltd.	5,304	22,072
#	Taiwan Paiho, Ltd.	152,000	335,065
	Taiwan PCB Techvest Co., Ltd.	101,000	126,983
*	Taiwan Prosperity Chemical Corp.	37,978	23,102
	Taiwan Sakura Corp.	51,200	88,160
	Taiwan Secom Co., Ltd.	46,000	135,048
	Taiwan Semiconductor Co., Ltd.	111,000	141,179
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	134,422	10,604,552

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	$17,027,709
	Taiwan Shin Kong Security Co., Ltd.	56,000	71,848
	Taiwan Steel Union Co., Ltd.	5,000	10,676
	Taiwan Styrene Monomer	209,000	105,341
	Taiwan Surface Mounting Technology Corp.	107,800	495,863
	Taiwan Taxi Co., Ltd.	6,615	20,632
	Taiwan TEA Corp.	332,000	188,750
	Taiwan Union Technology Corp.	47,000	217,830
	Taiyen Biotech Co., Ltd.	42,000	45,475
*	Tatung Co., Ltd.	541,000	295,137
	TCI Co., Ltd.	30,256	292,332
	Te Chang Construction Co., Ltd.	29,000	27,994
	Teco Electric and Machinery Co., Ltd.	548,000	509,354
	Tehmag Foods Corp.	9,600	71,081
	Tera Autotech Corp.	27,000	25,632
	Test Research, Inc.	42,000	77,612
	Test-Rite International Co., Ltd.	62,000	46,161
*	Tex-Ray Industrial Co., Ltd.	50,000	36,522
	Thinking Electronic Industrial Co., Ltd.	24,000	79,704
	Thye Ming Industrial Co., Ltd.	56,000	57,776
*	Ton Yi Industrial Corp.	294,000	90,991
	Tong Hsing Electronic Industries, Ltd.	62,485	299,925
	Tong Yang Industry Co., Ltd.	199,000	234,934
	Tong-Tai Machine & Tool Co., Ltd.	85,060	36,471
	TOPBI International Holdings, Ltd.	17,234	23,407
	Topco Scientific Co., Ltd.	48,876	193,631
	Topkey Corp.	26,000	142,204
	Topoint Technology Co., Ltd.	65,200	49,385
	Toung Loong Textile Manufacturing	42,000	38,777
*	TPK Holding Co., Ltd.	177,000	314,087
	Trade-Van Information Services Co.	11,000	17,829
	Transcend Information, Inc.	24,000	53,958
	Tripod Technology Corp.	181,000	785,696
	Tsang Yow Industrial Co., Ltd.	20,000	10,423
	Tsann Kuen Enterprise Co., Ltd.	16,000	10,245
	TSC Auto ID Technology Co., Ltd.	13,530	80,329
*	TSEC Corp.	100,547	55,018
	TSRC Corp.	216,000	114,029
	Ttet Union Corp.	22,000	89,027
	TTFB Co., Ltd.	3,000	23,751
	TTY Biopharm Co., Ltd.	60,000	143,961
	Tung Ho Steel Enterprise Corp.	371,000	298,709
*	Tung Thih Electronic Co., Ltd.	28,000	70,618
	TURVO International Co., Ltd.	25,410	56,278
	TXC Corp.	99,000	254,086
	TYC Brother Industrial Co., Ltd.	116,000	88,174
*	Tycoons Group Enterprise	143,700	21,839
	Tyntek Corp.	144,000	66,530
	UDE Corp.	34,000	38,662
	Ultra Chip, Inc.	35,000	29,225
	U-Ming Marine Transport Corp.	216,000	204,595
	Unimicron Technology Corp.	431,000	946,846
	Union Bank Of Taiwan	829,832	294,651
	Uni-President Enterprises Corp.	463,560	1,131,389
	Unitech Computer Co., Ltd.	35,000	32,744
#	Unitech Printed Circuit Board Corp.	368,540	318,616
	United Integrated Services Co., Ltd.	64,000	449,124
	United Microelectronics Corp.	4,511,000	3,420,668
	United Orthopedic Corp.	18,422	21,481

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	United Radiant Technology	34,000	$15,505
*	United Renewable Energy Co., Ltd.	1,043,470	321,766
*	Unity Opto Technology Co., Ltd.	186,000	19,619
	Universal Cement Corp.	203,120	118,602
	Universal Microwave Technology, Inc.	20,326	56,096
*	Unizyx Holding Corp.	151,000	87,819
	UPC Technology Corp.	321,221	103,065
	Userjoy Technology Co., Ltd.	8,461	22,691
	USI Corp.	392,204	153,962
*	Usun Technology Co., Ltd.	11,200	12,619
	Utechzone Co., Ltd.	25,000	43,077
	Vanguard International Semiconductor Corp.	246,000	797,361
	VHQ Media Holdings, Ltd.	11,000	22,786
	Victory New Materials, Ltd. Co.	57,233	20,809
	Visual Photonics Epitaxy Co., Ltd.	47,500	140,429
	Vivotek, Inc.	13,863	34,782
	Voltronic Power Technology Corp.	14,707	448,078
	Wafer Works Corp.	131,046	166,428
	Waffer Technology Corp.	31,000	15,072
	Wah Hong Industrial Corp.	27,000	22,356
	Wah Lee Industrial Corp.	75,000	140,045
	Walsin Lihwa Corp.	1,207,000	590,521
#	Walsin Technology Corp.	109,398	655,434
*	Walton Advanced Engineering, Inc.	164,000	54,144
	Wan Hai Lines, Ltd.	200,000	118,879
*	We & Win Development Co., Ltd.	115,000	38,725
	Wei Chuan Foods Corp.	104,000	71,389
	Weikeng Industrial Co., Ltd.	167,734	97,401
	Well Shin Technology Co., Ltd.	34,000	52,557
	Weltrend Semiconductor	43,000	43,687
	Wholetech System Hitech, Ltd.	19,000	18,022
	Win Semiconductors Corp.	56,840	612,945
	Winbond Electronics Corp.	1,072,804	479,998
	Winstek Semiconductor Co., Ltd.	41,000	33,367
	Wisdom Marine Lines Co., Ltd.	180,236	133,061
	Wistron Corp.	890,288	1,043,143
	Wistron NeWeb Corp.	105,267	231,504
	Wonderful Hi-Tech Co., Ltd.	42,000	20,929
	Wowprime Corp.	41,000	99,852
	WPG Holdings, Ltd.	350,520	476,821
	WT Microelectronics Co., Ltd.	140,567	201,493
	WUS Printed Circuit Co., Ltd.	78,595	86,206
	XAC Automation Corp.	27,000	22,585
	XPEC Entertainment, Inc.	17,960	1,520
	Xxentria Technology Materials Corp.	27,000	46,750
	Yageo Corp.	16,425	218,103
*	Yang Ming Marine Transport Corp.	598,215	128,797
	YC INOX Co., Ltd.	75,900	60,014
*	Yea Shin International Development Co., Ltd.	79,988	40,747
	Yem Chio Co., Ltd.	175,518	69,241
	Yeong Guan Energy Technology Group Co., Ltd.	41,401	131,750
	YFC-Boneagle Electric Co., Ltd.	50,000	32,662
	YFY, Inc.	554,000	258,586
	Yi Jinn Industrial Co., Ltd.	92,800	41,836
	Yieh Phui Enterprise Co., Ltd.	420,774	119,201
	Yonyu Plastics Co., Ltd.	38,000	42,399
	Young Fast Optoelectronics Co., Ltd.	52,000	41,836
	Youngtek Electronics Corp.	30,160	70,993
	Yuanta Financial Holding Co., Ltd.	1,489,917	916,715

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuanta Futures Co., Ltd.	14,000	$26,279
	Yuen Chang Stainless Steel Co., Ltd.	30,000	14,970
	Yulon Finance Corp.	79,200	284,195
*	Yulon Motor Co., Ltd.	452,000	366,197
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	14,000	33,849
	Yungshin Construction & Development Co., Ltd.	14,000	16,006
	YungShin Global Holding Corp.	42,800	66,777
	Zeng Hsing Industrial Co., Ltd.	26,000	117,664
	Zenitron Corp.	78,000	49,529
	Zero One Technology Co., Ltd.	35,000	51,407
	Zhen Ding Technology Holding, Ltd.	193,000	889,749
*	Zig Sheng Industrial Co., Ltd.	168,000	39,068
*	Zinwell Corp.	137,000	87,251
	Zippy Technology Corp.	55,000	62,652
	ZongTai Real Estate Development Co., Ltd.	34,700	43,100
TOTAL TAIWAN			169,396,976
THAILAND — (0.7%)
	AAPICO Hitech PCL	12,000	3,252
	Advanced Info Service PCL	83,800	497,170
	Advanced Information Technology PCL, Class F	56,800	31,330
	AEON Thana Sinsap Thailand PCL	29,800	103,212
	After You PCL	82,900	22,731
	Airports of Thailand PCL	172,400	284,730
	AJ Plast PCL	58,400	32,775
	Amata Corp. PCL	67,300	32,374
	Ananda Development PCL	531,100	24,867
	AP Thailand PCL	1,278,500	252,153
*	Asia Aviation PCL	1,041,900	60,478
	Asia Plus Group Holdings PCL	419,700	23,285
	Asia Sermkij Leasing PCL	16,400	8,941
	B Grimm Power PCL	103,600	162,796
	Bangchak Corp. PCL	461,800	287,306
	Bangkok Airways PCL	246,600	45,077
	Bangkok Aviation Fuel Services PCL	90,200	59,589
	Bangkok Bank PCL	9,900	31,590
	Bangkok Bank PCL	35,500	113,277
	Bangkok Chain Hospital PCL	313,200	150,661
	Bangkok Dusit Medical Services PCL, Class F	651,700	461,880
	Bangkok Expressway & Metro PCL	1,397,740	396,697
	Bangkok Land PCL	5,248,900	176,745
	Bangkok Life Assurance PCL	225,600	117,204
*	Bangkok Ranch PCL	236,200	13,407
	Banpu PCL	1,240,000	220,701
	Banpu Power PCL	63,700	30,847
	Beauty Community PCL	746,000	33,493
*	BEC World PCL	689,052	101,206
	Berli Jucker PCL	52,450	62,235
*	Better World Green PCL	506,200	10,065
	BTS Group Holdings PCL	263,900	88,862
	Bumrungrad Hospital PCL	103,200	378,943
*	Buriram Sugar PCL	74,480	6,736
	Cal-Comp Electronics Thailand PCL, Class F	993,890	60,241
	Carabao Group PCL, Class F	38,100	148,454
	Central Pattana PCL	101,000	156,282
*	Central Plaza Hotel PCL	175,100	125,783
*	Central Retail Corp. PCL	27,075	25,614
	CH Karnchang PCL	434,200	254,818
	Charoen Pokphand Foods PCL	847,500	917,281

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Chularat Hospital PCL, Class F	1,103,200	$82,079
	Com7 PCL, Class F	126,700	155,417
*	Country Group Development PCL	907,200	17,456
*	Country Group Holdings PCL	420,300	9,839
*	CP ALL PCL	385,700	844,192
	Delta Electronics Thailand PCL	27,000	98,276
	Demco PCL	239,200	23,320
	Dhipaya Insurance PCL	133,200	123,877
	Do Day Dream PCL	11,500	5,458
	Dynasty Ceramic PCL	1,001,020	77,687
	Eastern Polymer Group PCL, Class F	259,000	40,533
	Eastern Power Group PCL	179,764	24,443
	Eastern Water Resources Development and Management PCL, Class F	233,400	74,101
	Electricity Generating PCL	22,100	167,969
	Energy Absolute PCL	183,300	277,750
	Erawan Group PCL (The)	879,800	93,672
*	Esso Thailand PCL	514,700	125,446
	Forth Corp. PCL	52,900	10,348
	Forth Smart Service PCL	86,500	17,892
	Fortune Parts Industry PCL, Class F	77,300	3,718
	GFPT PCL	176,100	75,110
	Global Green Chemicals PCL, Class F	118,100	34,844
	Global Power Synergy PCL, Class F	68,831	151,204
	Gunkul Engineering PCL	506,900	43,566
	Haad Thip PCL	13,900	7,890
	Hana Microelectronics PCL	243,000	282,490
	Home Product Center PCL	636,320	318,339
	Ichitan Group PCL	155,600	44,161
	Indorama Ventures PCL	347,100	278,281
*	Interlink Communication PCL	52,200	6,864
	Intouch Holdings PCL	14,300	26,025
	Intouch Holdings PCL, Class F	23,600	42,950
	IRPC PCL	3,747,000	305,215
*	Italian-Thai Development PCL	1,131,400	38,097
	Jasmine International PCL	2,172,500	239,667
	JWD Infologistics PCL	76,700	15,004
	Kang Yong Electric PCL	100	1,004
	Karmarts PCL	338,400	30,169
	Kasikornbank PCL	12,200	31,887
	Kasikornbank PCL	107,900	280,282
	KCE Electronics PCL	66,800	59,982
	KGI Securities Thailand PCL	584,100	63,688
	Khon Kaen Sugar Industry PCL	523,596	33,583
	Kiatnakin Bank PCL	90,400	112,339
	Krung Thai Bank PCL	516,000	162,995
	Krungthai Card PCL	414,000	408,258
	Land & Houses PCL	70,900	16,825
	Land & Houses PCL	316,600	75,133
	Lanna Resources PCL	121,200	27,985
	LH Financial Group PCL	1,865,900	59,240
*	Loxley PCL	909,200	44,611
	LPN Development PCL	690,500	108,062
	Major Cineplex Group PCL	245,200	112,446
	MBK PCL	218,200	82,571
*	MCOT PCL	39,800	6,127
	MCS Steel PCL	101,800	43,746
	Mega Lifesciences PCL	100,400	108,667
*	Minor International PCL	904,146	527,715
	MK Restaurants Group PCL	60,200	95,081

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Mono Technology PCL, Class F	829,300	$70,743
*	Muangthai Capital PCL	133,900	214,704
	Namyong Terminal PCL	161,200	14,992
	Netbay PCL	22,700	21,839
	Noble Development PCL	54,000	18,876
*	Nusasiri PCL	1,884,200	19,940
	Origin Property PCL, Class F	285,200	60,365
	Plan B Media Pcl, Class F	618,300	106,082
	Platinum Group PCL (The), Class F	123,500	9,981
	Polyplex Thailand PCL	171,000	128,322
	Power Solution Technologies PCL, Class F	351,000	18,686
*	Precious Shipping PCL	287,800	49,378
	Premier Marketing PCL	152,100	32,193
	Prima Marine PCL	355,600	105,485
*	Principal Capital PCL	74,100	6,796
	Property Perfect PCL	3,373,700	43,277
	Pruksa Holding PCL	319,400	115,745
	PTG Energy PCL	448,900	272,082
	PTT Exploration & Production PCL	296,000	863,818
	PTT Global Chemical PCL	262,300	395,353
	PTT PCL	681,700	852,603
	Pylon PCL	123,600	20,215
	Quality Houses PCL	4,249,383	288,902
*	Raimon Land PCL	1,256,400	26,593
	Rajthanee Hospital PCL	75,000	51,952
	Ratch Group PCL	6,100	11,688
	Ratch Group PCL	89,900	172,261
	Ratchthani Leasing PCL	679,625	77,155
*	Regional Container Lines PCL	128,700	11,639
	Rojana Industrial Park PCL	322,357	44,452
	RS PCL	122,100	72,048
	Sabina PCL	82,500	46,300
	Saha Pathana Inter-Holding PCL	18,900	37,124
*	Sahakol Equipment PCL	130,700	6,664
	Sahamitr Pressure Container PCL	69,300	25,335
	Saha-Union PCL	22,400	24,065
	Samart Corp. PCL	137,600	22,064
	Samart Telcoms PCL	70,100	12,364
	Sansiri PCL	5,327,000	121,291
	Sappe PCL	67,600	38,155
	SC Asset Corp. PCL	708,025	51,769
	SEAFCO PCL	144,243	32,149
	Sena Development PCL	241,700	20,928
*	Sermsang Power Corp. Co., Ltd.	61,200	15,210
	Siam Cement PCL (The)	20,400	249,909
	Siam Cement PCL (The)	5,100	62,477
	Siam City Cement PCL	11,168	54,081
	Siam Commercial Bank PCL (The)	77,300	166,090
	Siam Future Development PCL	615,720	84,512
	Siam Global House PCL	370,133	225,528
	Siam Wellness Group PCL, Class F	256,950	44,909
	Siamgas & Petrochemicals PCL	423,600	120,902
	Singha Estate PCL	624,000	32,618
	Sino-Thai Engineering & Construction PCL	33,700	15,995
	Somboon Advance Technology PCL	148,200	50,378
	SPCG PCL	242,800	144,049
*	Sri Trang Agro-Industry PCL	105,440	85,380
*	Sriracha Construction PCL	11,900	2,671
*	Srisawad Corp. PCL	222,267	342,141

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Star Petroleum Refining PCL	774,000	$172,510
	STP & I PCL	412,920	55,881
	Supalai PCL	498,100	261,969
	Super Energy Corp. PCL	8,056,000	229,932
	Synnex Thailand PCL	150,590	55,054
	Syntec Construction PCL	531,900	26,269
	Taokaenoi Food & Marketing PCL, Class F	200,800	59,887
*	Thai Airways International PCL	257,000	24,231
	Thai Nakarin Hospital PCL	12,500	13,329
	Thai Oil PCL	235,000	316,524
*	Thai Reinsurance PCL	297,000	9,810
	Thai Solar Energy PCL, Class F	312,228	28,637
	Thai Stanley Electric PCL, Class F	6,800	34,782
	Thai Union Group PCL, Class F	702,600	301,927
	Thai Vegetable Oil PCL	201,500	189,012
	Thai Wah PCL, Class F	77,600	9,656
	Thaicom PCL	290,200	50,255
	Thaifoods Group PCL	701,000	106,108
	Thaire Life Assurance PCL	197,200	14,925
	Thanachart Capital PCL	97,700	108,878
	Thitikorn PCL	33,700	7,997
	Thoresen Thai Agencies PCL	466,800	45,209
	Tipco Asphalt PCL	71,900	64,562
	TIPCO Foods PCL	132,600	32,956
	Tisco Financial Group PCL	31,000	64,620
	Tisco Financial Group PCL	37,100	77,335
	TKS Technologies PCL	98,500	17,689
	TMB Bank PCL	5,313,712	161,887
*	TMT Steel PCL	109,200	14,708
	TOA Paint Thailand PCL	69,900	86,864
	Total Access Communication PCL	145,300	171,243
	Total Access Communication PCL	122,300	144,136
	TPI Polene PCL	2,384,500	97,881
	TPI Polene Power PCL	1,084,900	139,168
	TQM Corp. PCL	9,700	41,528
	True Corp. PCL	5,080,965	547,488
	TTCL PCL	44,100	4,045
	TTW PCL	458,500	197,030
*	U City PCL, Class F	1,188,000	55,624
	Union Auction PCL	164,600	36,158
	Unique Engineering & Construction PCL	383,500	62,723
	United Paper PCL	151,300	56,769
	Univentures PCL	425,400	40,654
*	Vanachai Group PCL	243,000	27,898
	VGI PCL	164,800	34,881
	Vibhavadi Medical Center PCL	878,900	43,406
	Vinythai PCL	122,600	93,574
	WHA Corp. PCL	589,200	60,843
	WHA Utilities and Power PCL	205,600	29,011
	Workpoint Entertainment PCL	81,820	25,977
TOTAL THAILAND			23,577,327
TURKEY — (0.2%)
*	Akbank T.A.S.	215,231	161,893
	Aksa Akrilik Kimya Sanayii A.S.	84,735	90,190
*	Aksa Enerji Uretim A.S.	67,910	53,504
	Aksigorta A.S.	52,333	56,802
*	Alarko Holding A.S.	38,338	29,906
*	Albaraka Turk Katilim Bankasi A.S.	328,709	74,822

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Alkim Alkali Kimya A.S.	26,857	$51,271
	Anadolu Anonim Turk Sigorta Sirketi	59,865	54,791
	Anadolu Cam Sanayii A.S.	118,865	83,363
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	36,246	100,402
	Anadolu Hayat Emeklilik A.S.	37,705	43,763
*	Arcelik A.S.	46,477	153,945
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	14,018	70,625
	Aygaz A.S.	15,260	27,686
*	Bera Holding A.S.	118,593	140,217
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	32,471	13,717
	BIM Birlesik Magazalar A.S.	40,857	417,124
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	21,448	42,190
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	3,447	5,579
*	Cimsa Cimento Sanayi VE Ticaret A.S.	29,680	49,673
	Coca-Cola Icecek A.S.	33,693	216,695
	Dogan Sirketler Grubu Holding A.S.	492,406	148,744
	EGE Endustri VE Ticaret A.S.	351	36,478
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	75,296	67,953
	Enerjisa Enerji A.S.	61,562	72,962
	Enka Insaat ve Sanayi A.S.	86,665	80,877
	Eregli Demir ve Celik Fabrikalari TAS	88,915	97,119
*	Fenerbahce Futbol A.S.	11,914	22,873
	Ford Otomotiv Sanayi A.S.	11,312	134,030
*	Global Yatirim Holding A.S.	60,308	40,517
*	Goodyear Lastikleri TAS	39,372	30,949
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	53,484	43,553
	GSD Holding A.S.	29,592	10,918
*	Gubre Fabrikalari TAS	6,467	27,173
#	Hektas Ticaret TAS	51,318	108,868
*	Ihlas Holding A.S.	125,908	16,401
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	24,192	45,602
#*	Is Finansal Kiralama A.S.	35,715	20,668
#	Is Yatirim Menkul Degerler A.S., Class A	97,764	109,844
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	76,242	48,433
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	349,100	149,346
	KOC Holding A.S.	38,439	89,090
	Kordsa Teknik Tekstil A.S.	29,285	49,991
*	Koza Altin Isletmeleri A.S.	10,534	130,704
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	38,753	79,215
*	Logo Yazilim Sanayi Ve Ticaret A.S.	10,340	134,531
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	51,104
*	Migros Ticaret A.S.	38,967	251,002
*	NET Holding A.S.	112,186	40,550
*	Netas Telekomunikasyon A.S.	5,037	12,101
	Nuh Cimento Sanayi A.S.	13,762	34,898
#*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	162,283	58,608
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,999	48,249
*	Oyak Cimento Fabrikalari A.S.	17,621	20,888
#*	Pegasus Hava Tasimaciligi A.S.	17,497	119,322
*	Petkim Petrokimya Holding A.S.	158,718	88,841
	Polisan Holding A.S.	14,415	6,823
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	49,700	48,329
*	Sekerbank Turk A.S.	137,814	29,276
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,356	75,889
	Soda Sanayii A.S.	36,652	34,305
	Tat Gida Sanayi A.S.	14,814	24,455
#	TAV Havalimanlari Holding A.S.	79,416	189,389
#	Tekfen Holding A.S.	69,811	152,438
*	Teknosa Ic Ve Dis Ticaret A.S.	16,105	14,970

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Tofas Turk Otomobil Fabrikasi A.S.	33,556	$122,088
#	Trakya Cam Sanayii A.S.	188,725	102,270
*	Tupras Turkiye Petrol Rafinerileri A.S.	5,350	63,400
*	Turk Hava Yollari AO	151,960	230,947
	Turk Telekomunikasyon A.S.	64,091	66,484
	Turkcell Iletisim Hizmetleri A.S.	117,377	249,156
*	Turkiye Garanti Bankasi A.S.	199,174	200,207
*	Turkiye Halk Bankasi A.S.	118,769	94,073
#*	Turkiye Is Bankasi A.S., Class C	242,131	166,672
#*	Turkiye Sinai Kalkinma Bankasi A.S.	594,014	96,468
	Turkiye Sise ve Cam Fabrikalari A.S.	184,450	152,399
*	Turkiye Vakiflar Bankasi TAO, Class D	134,602	87,173
*	Ulker Biskuvi Sanayi A.S.	49,077	182,533
*	Vestel Elektronik Sanayi ve Ticaret A.S.	32,970	82,762
*	Yapi ve Kredi Bankasi A.S.	237,267	72,787
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	61,645	79,571
#*	Zorlu Enerji Elektrik Uretim A.S.	119,076	41,327
TOTAL TURKEY			7,126,751
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	330,931	457,542
	Abu Dhabi Islamic Bank PJSC	264,351	268,144
	Air Arabia PJSC	491,843	154,291
	Aldar Properties PJSC	611,043	290,323
	Amanat Holdings PJSC	396,191	91,930
*	Amlak Finance PJSC	141,335	13,039
*	Arabtec Holding PJSC	67,000	23,696
	Aramex PJSC	156,953	138,935
*	DAMAC Properties Dubai Co. PJSC	257,063	63,598
	Dana Gas PJSC	273,018	53,678
*	Deyaar Development PJSC	468,640	34,654
	Dubai Financial Market PJSC	489,029	107,755
	Dubai Investments PJSC	387,552	122,220
	Dubai Islamic Bank PJSC	237,226	242,472
*	DXB Entertainments PJSC	839,422	27,959
*	Emaar Malls PJSC	478,048	173,976
	Emirates Telecommunications Group Co. PJSC	96,686	437,163
	First Abu Dhabi Bank PJSC	237,764	721,004
*	Manazel Real Estate PJSC	390,937	35,164
	National Central Cooling Co. PJSC	68,791	36,730
	RAK Properties PJSC	181,489	18,529
	Ras Al Khaimah Ceramics	104,776	37,473
TOTAL UNITED ARAB EMIRATES			3,550,275
UNITED KINGDOM — (8.5%)
	3i Group P.L.C.	131,279	1,511,084
	4imprint Group P.L.C.	7,131	221,279
	888 Holdings P.L.C.	99,747	239,614
	A.G. Barr P.L.C.	39,926	224,310
	AA P.L.C.	173,957	53,915
	Admiral Group P.L.C.	29,846	930,739
	Advanced Medical Solutions Group P.L.C	2,858	7,122
	Afren P.L.C.	70,630	0
	Aggreko P.L.C.	127,945	642,009
	Air Partner P.L.C.	18,918	21,787
	Alliance Pharma P.L.C.	39,971	37,614
	Allied Minds P.L.C.	20,492	10,851
	Anglo American P.L.C.	75,585	1,829,767

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Anglo Pacific Group P.L.C.	47,509	$73,928
	Anglo-Eastern Plantations P.L.C.	4,452	27,494
	Antofagasta P.L.C.	61,951	823,689
	Arrow Global Group P.L.C.	79,490	78,556
	Ascential P.L.C.	3,960	13,918
#	Ashmore Group P.L.C.	87,647	448,374
	Ashtead Group P.L.C.	76,598	2,439,169
*	ASOS P.L.C.	1,336	58,441
	Associated British Foods P.L.C.	40,471	926,956
	AstraZeneca P.L.C., Sponsored ADR	149,455	8,336,600
	AstraZeneca P.L.C.	22,201	2,452,757
	Auto Trader Group P.L.C.	230,623	1,611,021
	AVEVA Group P.L.C.	3,045	164,334
	Aviva P.L.C.	570,745	1,962,824
	Avon Rubber P.L.C.	7,418	323,033
	B&M European Value Retail SA	396,415	2,383,356
	Babcock International Group P.L.C.	230,410	868,020
	BAE Systems P.L.C.	340,458	2,181,962
	Balfour Beatty P.L.C.	179,849	564,507
*	Bank of Georgia Group P.L.C.	16,230	165,107
#	Barclays P.L.C., Sponsored ADR	202,261	1,059,848
	Barclays P.L.C.	467,208	605,733
	Barratt Developments P.L.C.	119,979	796,980
	Beazley P.L.C.	103,941	566,210
	Begbies Traynor Group P.L.C.	13,528	16,671
	Bellway P.L.C.	43,716	1,447,657
	Berkeley Group Holdings P.L.C.	20,431	1,185,424
	BHP Group P.L.C., ADR	109,958	4,806,264
	BHP Group P.L.C.	106,827	2,309,964
	Biffa P.L.C.	21,832	58,065
	Bloomsbury Publishing P.L.C.	27,878	74,641
	Bodycote P.L.C.	122,482	893,659
*	Boohoo Group P.L.C.	127,019	429,754
	BP P.L.C., Sponsored ADR	317,435	6,996,267
	BP P.L.C.	280,012	1,014,065
	Braemar Shipping Services P.L.C.	11,607	20,407
	Brewin Dolphin Holdings P.L.C.	119,341	408,440
	British American Tobacco P.L.C.	110,364	3,647,344
	Britvic P.L.C.	102,140	1,061,631
	BT Group P.L.C.	2,747,043	3,529,812
	Bunzl P.L.C.	33,940	972,246
	Burberry Group P.L.C.	62,345	1,015,835
	Burford Capital, Ltd.	38,442	269,630
*	Cairn Energy P.L.C.	262,039	407,612
*	Capita P.L.C.	396,458	177,730
	Capital & Counties Properties P.L.C.	197,547	361,572
	Card Factory P.L.C.	165,768	93,475
	CareTech Holdings P.L.C.	12,896	71,770
	Carnival P.L.C.	1,122	12,135
#	Carnival P.L.C., ADR	15,705	176,524
	Castings P.L.C.	1,541	6,934
	Centamin P.L.C.	503,005	1,346,510
	Central Asia Metals P.L.C.	15,128	32,939
	Centrica P.L.C.	2,185,621	1,378,070
	Chemring Group P.L.C.	77,510	239,314
	Chesnara P.L.C.	21,559	80,933
	Cineworld Group P.L.C.	455,588	229,035
*	Circassia Group P.L.C.	6,887	2,160
	City of London Investment Group P.L.C.	2,778	14,645

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Clarkson P.L.C.	7,327	$196,825
	Clipper Logistics P.L.C.	7,902	34,567
	Close Brothers Group P.L.C.	57,055	817,585
	CLS Holdings P.L.C.	43,689	111,419
	CMC Markets P.L.C.	55,056	230,990
	Coca-Cola HBC AG	35,700	929,405
	Compass Group P.L.C.	152,936	2,104,272
	Computacenter P.L.C.	48,547	1,254,004
*	Concentric AB	13,349	228,304
	ConvaTec Group P.L.C.	252,007	669,750
	Costain Group P.L.C.	61,092	48,574
	Countryside Properties P.L.C.	18,461	68,156
	Cranswick P.L.C.	19,404	903,764
	Crest Nicholson Holdings P.L.C.	124,671	304,334
	Croda International P.L.C.	15,635	1,166,924
	CVS Group P.L.C.	1,146	17,086
	Daily Mail & General Trust P.L.C., Class A	40,051	329,839
	Dart Group P.L.C.	20,824	175,484
	DCC P.L.C.	6,493	577,361
	De La Rue P.L.C.	50,837	85,730
#	Debenhams P.L.C.	368,181	0
	Devro P.L.C.	103,536	220,605
	DFS Furniture P.L.C.	8,387	16,486
	Diageo P.L.C., Sponsored ADR	19,256	2,835,253
	Diageo P.L.C.	19,191	702,211
*	Dialog Semiconductor P.L.C.	30,505	1,429,920
*	Dignity P.L.C.	18,991	80,719
	Diploma P.L.C.	28,041	663,931
	Direct Line Insurance Group P.L.C.	429,227	1,660,972
	DiscoverIE Group P.L.C.	10,997	85,360
	Dixons Carphone P.L.C.	478,499	460,769
	Domino's Pizza Group P.L.C.	148,466	617,460
	Drax Group P.L.C.	205,167	746,649
	DS Smith P.L.C.	309,752	1,047,461
	Dunelm Group P.L.C.	37,503	601,765
	easyJet P.L.C.	48,307	310,694
	Electrocomponents P.L.C.	176,735	1,513,932
	Elementis P.L.C.	225,641	188,243
	EMIS Group P.L.C.	15,511	201,761
*	EnQuest P.L.C.	751,951	129,522
	Epwin Group P.L.C.	22,733	19,514
	Equiniti Group P.L.C.	95,496	159,558
	Essentra P.L.C.	79,859	315,900
	Euromoney Institutional Investor P.L.C.	15,831	164,096
	Evraz P.L.C.	100,308	371,436
	Experian P.L.C.	71,346	2,492,123
	FDM Group Holdings P.L.C.	19,684	238,353
	Ferguson P.L.C.	23,392	2,062,094
	Ferrexpo P.L.C.	197,807	457,716
	Fevertree Drinks P.L.C.	26,523	755,812
*	Firstgroup P.L.C.	788,323	366,267
	Flowtech Fluidpower P.L.C.	12,279	11,679
	Forterra P.L.C.	3,331	6,712
*	Foxtons Group P.L.C.	120,683	56,181
*	Frasers Group P.L.C.	130,294	424,503
	Fresnillo P.L.C.	22,304	362,226
	Fuller Smith & Turner P.L.C., Class A	2,651	20,537
	G4S P.L.C.	384,168	713,685
	Galliford Try Holdings P.L.C.	65,176	80,780

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group P.L.C.	11,194	$1,284,837
*	Gamesys Group P.L.C.	13,921	168,506
	Gamma Communications P.L.C.	8,932	185,310
*	Gem Diamonds, Ltd.	49,479	15,557
	Genel Energy P.L.C.	50,158	93,880
	Genus P.L.C.	10,191	454,799
*	Georgia Capital P.L.C.	9,995	47,595
	GlaxoSmithKline P.L.C., Sponsored ADR	155,405	6,265,930
	GlaxoSmithKline P.L.C.	146,203	2,912,409
	Glencore P.L.C.	1,173,637	2,685,931
	Go-Ahead Group P.L.C. (The)	23,895	195,737
	GoCo Group P.L.C.	89,528	119,437
	Gooch & Housego P.L.C.	1,366	18,363
	Grafton Group P.L.C.	62,669	524,693
	Grainger P.L.C.	229,022	868,513
	Greggs P.L.C.	47,674	741,400
	Gulf Keystone Petroleum, Ltd.	64,883	78,046
	GVC Holdings P.L.C.	149,364	1,292,674
	Gym Group P.L.C. (The)	7,599	13,316
	H&T Group P.L.C.	2,446	10,192
	Halfords Group P.L.C.	63,559	121,773
	Halma P.L.C.	33,201	943,035
	Hargreaves Lansdown P.L.C.	35,077	796,063
	Hastings Group Holdings P.L.C.	113,424	308,550
	Hays P.L.C.	853,101	1,214,718
	Headlam Group P.L.C.	18,512	66,929
	Helical P.L.C.	58,066	233,046
	Henry Boot P.L.C.	4,400	14,428
	Highland Gold Mining, Ltd.	94,560	370,625
	Hikma Pharmaceuticals P.L.C.	11,843	331,852
	Hill & Smith Holdings P.L.C.	28,098	442,984
	Hilton Food Group P.L.C.	3,648	52,546
	Hiscox, Ltd.	70,714	721,563
	Hochschild Mining P.L.C.	97,500	345,497
	Hollywood Bowl Group P.L.C.	24,845	44,025
	HomeServe P.L.C.	143,014	2,475,838
*	Horizon Discovery Group P.L.C.	20,377	25,907
	Hostelworld Group P.L.C.	8,167	6,441
	Howden Joinery Group P.L.C.	275,721	1,759,501
	HSBC Holdings P.L.C., Sponsored ADR	274,328	6,213,529
	Hunting P.L.C.	69,180	160,964
#	Hyve Group P.L.C.	97,045	102,057
	Ibstock P.L.C.	154,386	319,557
*	IDOX P.L.C.	32,237	20,321
	IG Group Holdings P.L.C.	148,799	1,422,164
	IMI P.L.C.	145,600	1,978,255
	Imperial Brands P.L.C., Sponsored ADR	658	11,022
	Imperial Brands P.L.C.	97,648	1,626,894
	Inchcape P.L.C.	218,783	1,225,639
*	Indivior P.L.C.	305,969	553,609
	Informa P.L.C.	156,879	743,855
#	InterContinental Hotels Group P.L.C., ADR	13,252	617,960
	InterContinental Hotels Group P.L.C.	2,901	133,613
	Intermediate Capital Group P.L.C.	34,814	609,377
	International Consolidated Airlines Group SA	168,445	363,053
	International Personal Finance P.L.C.	119,000	85,255
	Interserve P.L.C.	43,311	0
	Intertek Group P.L.C.	24,557	1,727,070
#	Investec P.L.C.	235,726	461,768

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	iomart Group P.L.C.	2,055	$9,397
*	IP Group P.L.C.	131,593	114,356
	ITV P.L.C.	1,056,150	778,825
	J D Wetherspoon P.L.C.	58,917	652,687
	J Sainsbury P.L.C.	537,469	1,309,994
	James Fisher & Sons P.L.C.	23,036	346,928
	James Halstead P.L.C.	4,469	28,827
	JD Sports Fashion P.L.C.	169,087	1,336,695
	John Laing Group P.L.C.	72,609	280,696
	John Menzies P.L.C.	46,278	65,540
	John Wood Group P.L.C.	357,146	887,774
	Johnson Matthey P.L.C.	39,274	1,146,828
	Joules Group P.L.C.	6,458	8,803
	Jupiter Fund Management P.L.C.	190,327	562,928
*	Just Group P.L.C.	378,170	221,630
	Kainos Group P.L.C.	18,202	261,779
	KAZ Minerals P.L.C.	137,275	957,132
	Keller Group P.L.C.	37,930	277,664
*	Kier Group P.L.C.	39,973	33,467
	Kin & Carta P.L.C.	56,339	38,734
	Kingfisher P.L.C.	741,333	2,342,679
*	Lamprell P.L.C.	55,247	18,988
	Lancashire Holdings, Ltd.	61,751	625,050
	Legal & General Group P.L.C.	905,111	2,505,600
*	Liberty Global P.L.C., Class A	4,557	106,669
*	Liberty Global P.L.C., Class C	11,158	253,950
	Liontrust Asset Management P.L.C.	11,154	179,840
	Lloyds Banking Group P.L.C.	4,607,808	1,569,928
	Lloyds Banking Group P.L.C., ADR	556,927	735,144
	London Stock Exchange Group P.L.C.	6,709	741,068
	Lookers P.L.C.	182,089	50,054
	LSL Property Services P.L.C.	15,939	39,923
	Luceco P.L.C.	17,334	32,079
	M&C Saatchi P.L.C.	1,840	1,346
	M&G P.L.C.	428,377	896,569
	Man Group P.L.C.	585,377	944,402
	Marks & Spencer Group P.L.C.	833,158	1,026,096
	Marshalls P.L.C.	121,104	939,061
	Marston's P.L.C.	324,326	171,023
	McBride P.L.C.	87,007	68,430
*	McCarthy & Stone P.L.C.	166,955	144,741
	McColl's Retail Group P.L.C.	16,764	8,150
	Mears Group P.L.C.	52,545	94,818
	Mediclinic International P.L.C.	9,453	33,508
	Mediclinic International P.L.C.	175,333	613,528
	Meggitt P.L.C.	199,662	697,603
	Melrose Industries P.L.C.	749,015	827,077
	Micro Focus International P.L.C., Sponsored ADR	17,726	66,118
	Micro Focus International P.L.C.	43,029	154,906
	Midwich Group P.L.C.	10,528	54,048
*	Mitchells & Butlers P.L.C.	89,954	181,007
	Mitie Group P.L.C.	487,996	207,193
	MJ Gleeson P.L.C.	192	1,548
	Mondi P.L.C.	92,818	1,644,056
	Mondi P.L.C.	35,892	650,047
	Moneysupermarket.com Group P.L.C.	203,294	778,825
	Morgan Advanced Materials P.L.C.	212,454	604,886
	Morgan Sindall Group P.L.C.	12,290	167,072
	Morses Club P.L.C.	4,000	2,570

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mortgage Advice Bureau Holdings, Ltd.	1,856	$14,593
	Motorpoint group P.L.C.	12,001	38,868
	N Brown Group P.L.C.	69,772	30,414
	Naked Wines P.L.C.	18,703	102,576
	National Express Group P.L.C.	233,331	464,264
	National Grid P.L.C.	34,583	405,723
#	National Grid P.L.C., Sponsored ADR	26,414	1,561,337
	Natwest Group P.L.C.	249,808	344,039
#	Natwest Group P.L.C., Sponsored ADR	181,642	501,332
	NCC Group P.L.C.	32,322	72,722
	Next P.L.C.	16,529	1,166,649
*	Ninety One P.L.C.	117,862	331,820
*	NMC Health P.L.C.	8,350	2,501
	Norcros P.L.C.	10,981	22,464
	Numis Corp. P.L.C.	8,473	31,532
*	Ocado Group P.L.C.	11,181	299,537
	On the Beach Group P.L.C.	42,073	152,836
	OneSavings Bank P.L.C.	104,571	323,281
	Oxford Instruments P.L.C.	26,628	467,507
	Pagegroup P.L.C.	141,927	649,821
	Pan African Resources P.L.C.	92,070	29,750
	Paragon Banking Group P.L.C.	134,874	552,921
	PayPoint P.L.C.	31,673	250,016
	Pearson P.L.C.	48,693	334,579
#	Pearson P.L.C., Sponsored ADR	103,768	726,376
*	Pendragon P.L.C.	667,688	71,840
	Pennon Group P.L.C.	152,144	2,102,324
*	Persimmon P.L.C.	54,689	1,707,401
*	Petra Diamonds, Ltd.	383,600	6,049
	Petrofac, Ltd.	109,115	198,790
#*	Petropavlovsk P.L.C.	1,019,318	478,028
	Pets at Home Group P.L.C.	189,585	774,104
*	Pharos Energy P.L.C.	110,586	20,196
	Phoenix Group Holdings P.L.C.	159,071	1,365,990
	Photo-Me International P.L.C.	152,834	90,265
	Playtech P.L.C.	140,669	550,324
	Plus500, Ltd.	28,864	447,416
	Polar Capital Holdings P.L.C.	3,537	21,792
	Polypipe Group P.L.C.	49,406	260,529
*	Premier Foods P.L.C.	396,869	447,187
	Premier Miton Group P.L.C.	5,647	7,327
*	Premier Oil P.L.C.	651,595	306,663
	Provident Financial P.L.C.	42,204	91,186
#	Prudential P.L.C., ADR	58,865	1,707,674
*	PureTech Health P.L.C.	1,784	6,387
	PZ Cussons P.L.C.	90,040	223,593
	QinetiQ Group P.L.C.	205,629	823,117
	Quilter P.L.C.	492,365	937,171
	Rank Group P.L.C.	54,918	98,064
	Rathbone Brothers P.L.C.	10,568	223,786
*	Raven Property Group, Ltd.	38,191	16,562
	Reach P.L.C.	144,003	116,112
	Reckitt Benckiser Group P.L.C.	19,933	1,998,673
	Redde Northgate P.L.C.	81,893	176,128
	Redrow P.L.C.	118,297	660,460
#	RELX P.L.C., Sponsored ADR	52,014	1,101,128
	RELX P.L.C.	38,132	802,761
	RELX P.L.C.	48,598	1,032,100
	Renewi P.L.C.	222,728	73,124

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Renishaw P.L.C.	15,715	$995,340
	Rentokil Initial P.L.C.	243,890	1,701,462
	Restaurant Group P.L.C. (The)	293,108	171,253
	Rhi Magnesita NV	7,801	254,188
	Rhi Magnesita NV	7,100	225,412
	Ricardo P.L.C.	11,242	50,614
	Rightmove P.L.C.	222,836	1,608,171
	Rio Tinto P.L.C.	2,919	177,686
	Rio Tinto P.L.C., Sponsored ADR	172,914	10,554,671
	RM P.L.C.	3,746	11,675
	Robert Walters P.L.C.	7,903	43,129
	Rolls-Royce Holdings P.L.C.	174,732	524,170
	Rotork P.L.C.	451,871	1,638,811
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	70,204	2,092,781
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	302,307	8,555,288
	Royal Dutch Shell P.L.C., Class B	69,241	971,899
	Royal Mail P.L.C.	271,132	566,983
	RPS Group P.L.C.	130,319	75,993
	RSA Insurance Group P.L.C.	217,831	1,215,811
	Sabre Insurance Group P.L.C.	7,460	29,608
	Saga P.L.C.	312,217	62,198
	Sage Group P.L.C. (The)	57,208	542,896
*	Savannah Energy P.L.C.	21,712	2,223
	Savills P.L.C.	77,686	762,389
	Schroders P.L.C.	12,517	483,418
	Schroders P.L.C.	6,449	172,816
	ScS Group P.L.C.	4,075	9,845
*	SDL P.L.C.	14,845	90,298
	Senior P.L.C.	214,188	145,463
	Severfield P.L.C.	28,954	22,552
	Severn Trent P.L.C.	24,285	773,899
	SIG P.L.C.	358,566	131,808
	Signature Aviation P.L.C.	255,453	773,234
	Smith & Nephew P.L.C.	47,458	936,700
	Smiths Group P.L.C.	30,598	539,028
	Softcat P.L.C.	50,014	824,529
	Spectris P.L.C.	22,012	738,917
	Speedy Hire P.L.C.	170,632	112,554
	Spirax-Sarco Engineering P.L.C.	14,842	1,983,435
	Spire Healthcare Group P.L.C.	127,946	125,783
	Spirent Communications P.L.C.	162,626	595,419
*	Sportech P.L.C.	15,125	3,063
	SSE P.L.C.	168,400	2,856,459
	SSP Group P.L.C.	167,810	450,541
	St James's Place P.L.C.	154,241	1,886,465
	St. Modwen Properties P.L.C.	99,425	401,446
	Stagecoach Group P.L.C.	308,749	191,779
	Standard Chartered P.L.C.	398,118	1,990,537
	Standard Life Aberdeen P.L.C.	366,572	1,193,128
	SThree P.L.C.	35,092	116,470
	Stobart Group, Ltd.	78,613	26,134
	Stock Spirits Group P.L.C.	49,993	146,337
*	Studio Retail Group P.L.C.	7,838	21,921
	Superdry P.L.C.	28,193	42,864
	Synthomer P.L.C.	232,858	879,875
	TalkTalk Telecom Group P.L.C.	243,875	221,478
	Tate & Lyle P.L.C.	170,226	1,448,855
	Tatton Asset Management P.L.C.	4,491	16,251
	Taylor Wimpey P.L.C.	1,080,135	1,666,137

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ted Baker P.L.C.	25,716	$24,588
	Telecom Plus P.L.C.	21,520	378,300
	Tesco P.L.C.	615,413	1,736,905
#	Thomas Cook Group P.L.C.	530,482	0
	Topps Tiles P.L.C.	88,422	49,148
	TP ICAP P.L.C.	166,317	717,886
	Travis Perkins P.L.C.	92,322	1,335,318
	Trifast P.L.C.	21,242	29,721
	TT Electronics P.L.C.	53,172	118,663
#	TUI AG	43,709	165,232
	Tullow Oil P.L.C.	807,564	270,043
	Tyman P.L.C.	16,148	37,127
	U & I Group P.L.C.	63,244	55,925
	UDG Healthcare P.L.C.	24,740	229,704
	Ultra Electronics Holdings P.L.C.	40,317	1,245,978
#	Unilever P.L.C., Sponsored ADR	57,062	3,451,110
	Unilever P.L.C.	29,369	1,748,777
	United Utilities Group P.L.C.	68,559	804,029
	Urban & Civic P.L.C.	8,819	27,262
	Vectura Group P.L.C.	347,986	450,554
	Vertu Motors P.L.C.	184,858	53,886
	Vesuvius P.L.C.	79,929	425,315
	Victrex P.L.C.	14,920	364,056
*	Virgin Money UK P.L.C.	341,003	386,688
	Vistry Group P.L.C.	96,870	778,830
	Vitec Group P.L.C. (The)	3,131	27,098
	Vodafone Group P.L.C.	3,081,511	4,631,044
	Volution Group P.L.C.	6,100	13,337
	Vp P.L.C.	1,242	11,877
	Watkin Jones P.L.C.	48,524	87,601
	Weir Group P.L.C (The)	52,564	817,342
	WH Smith P.L.C.	41,451	509,475
*	Whitbread P.L.C.	39,346	1,117,179
	William Hill P.L.C.	412,039	560,975
	Wilmington P.L.C.	5,594	9,603
	Wincanton P.L.C.	30,806	74,180
*	Wizz Air Holdings P.L.C.	1,105	46,342
	Wm Morrison Supermarkets P.L.C.	618,382	1,500,025
	WPP P.L.C., Sponsored ADR	4,077	152,072
	WPP P.L.C.	169,462	1,256,780
*	Xaar P.L.C.	12,821	14,161
	Young & Co's Brewery P.L.C., Class A	375	4,538
TOTAL UNITED KINGDOM			286,822,464
UNITED STATES — (0.1%)
*	Golden Star Resources, Ltd.	18,080	80,719
#	Ovintiv, Inc.	13,258	128,470
#	Ovintiv, Inc.	85,429	826,580
	Primo Water Corp.	25,285	359,300
	Primo Water Corp.	35,871	509,095
*	Samsonite International SA	548,700	514,287
TOTAL UNITED STATES			2,418,451
TOTAL COMMON STOCKS			3,252,789,357
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.4%)
	Alpargatas SA	20,997	126,629

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
*	AZUL SA	60,000	$233,603
	Banco ABC Brasil SA	46,650	125,734
	Banco Bradesco SA	300,153	1,291,166
	Banco do Estado do Rio Grande do Sul SA, Class B	65,025	177,753
	Banco Pan SA	30,244	57,223
	Braskem SA, Class A	31,067	135,785
	Centrais Eletricas Brasileiras SA, Class B	29,900	220,386
	Centrais Eletricas Santa Catarina	1,700	17,630
	Cia de Saneamento do Parana	282,323	327,971
	Cia de Transmissao de Energia Eletrica Paulista	36,768	158,870
	Cia Energetica de Minas Gerais	161,474	371,450
	Cia Energetica de Sao Paulo, Class B	51,200	314,077
	Cia Energetica do Ceara, Class A	3,900	49,717
	Cia Ferro Ligas da Bahia - FERBASA	26,337	90,776
	Cia Paranaense de Energia	18,800	239,228
*	Eucatex SA Industria e Comercio	14,000	16,908
	Gerdau SA	365,288	1,221,933
*	Gol Linhas Aereas Inteligentes SA	22,000	75,533
	Grazziotin SA	6,900	33,795
	Itau Unibanco Holding SA	236,987	1,221,608
	Lojas Americanas SA	66,708	436,063
	Marcopolo SA	219,947	125,647
	Petroleo Brasileiro SA	813,284	3,461,082
	Randon SA Implementos e Participacoes	49,300	111,046
	Schulz SA	18,900	43,658
	Telefonica Brasil SA	28,570	288,353
	Unipar Carbocloro SA	40,652	213,136
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	224,018	349,132
TOTAL BRAZIL			11,535,892
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	15,035	20,455
	Embotelladora Andina SA, Class B	87,181	218,799
TOTAL CHILE			239,254
COLOMBIA — (0.0%)
	Avianca Holdings SA	166,416	8,247
	Banco Davivienda SA	18,307	135,353
	Grupo Argos SA	7,594	15,746
	Grupo Aval Acciones y Valores SA	140,001	32,628
	Grupo de Inversiones Suramericana SA	11,306	49,428
TOTAL COLOMBIA			241,402
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	12,687	644,792
	Biotest AG	5,953	151,858
*	Draegerwerk AG & Co. KGaA	3,939	371,300
	Fuchs Petrolub SE	23,681	1,034,099
	Henkel AG & Co. KGaA	4,579	450,230
*	Jungheinrich AG	22,454	685,817
	Porsche Automobil Holding SE	20,336	1,151,078
	Sartorius AG	7,266	2,795,678
	Schaeffler AG	52,285	381,445
	Sixt SE	8,513	429,502
	STO SE & Co. KGaA	1,089	124,505
	Villeroy & Boch AG	5,018	65,905

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
*	Volkswagen AG	43,057	$6,302,555
TOTAL GERMANY			14,588,764
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	40	1,149
TOTAL PREFERRED STOCKS			26,606,461
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Helloworld Travel, Ltd. Rights 08/03/20	278	0
BRAZIL — (0.0%)
*	B2W Cia Digital. Rights 08/25/20	470	631
*	CVC Brasil Operadora e Agencia de Viagens SA Rights 08/13/20	7,516	23,341
*	IRB Brasil Resseguros SA 08/12/20	41,238	7,905
TOTAL BRAZIL			31,877
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	86,048	71,850
*	Pan American Silver Corp. Rights 02/22/29	2,994	2,500
TOTAL CANADA			74,350
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	44,841	0
CHINA — (0.0%)
*	China Merchants Securities Co., Ltd. Rights 08/11/20	11,820	1,784
*	Legend Holdings Corp. Rights 05/23/19	5,546	0
TOTAL CHINA			1,784
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	263,454	15,127
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	3,121	646
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	170,771	167,204
TOTAL INDIA			167,850
ITALY — (0.0%)
*	Ascopiave SpA Rights 09/30/20	27,198	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	328,770	0
SOUTH AFRICA — (0.0%)
#*	Foschini Group, Ltd. (The) Rights 08/07/20	43,835	70,265
*	Sun International, Ltd. Rights 08/07/20	67,942	477
TOTAL SOUTH AFRICA			70,742
SOUTH KOREA — (0.0%)
*	Chorokbaem Media Co., Ltd. Rights 08/04/20	8,165	2,330
*	Jejuair Co., Ltd. Rights 08/06/20	259	555
*	Pobis TNC Co., Ltd. Rights 07/09/20	10,927	1,192

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

SOUTH KOREA — (Continued)
*	SBW, Inc. Rights 08/10/20	44,417	$8,724
TOTAL SOUTH KOREA			12,801
SPAIN — (0.0%)
*	Cellnex Telecom SA Rights 08/12/20	15,713	65,708
SWITZERLAND — (0.0%)
*	Meier Tobler Group AG Rights 08/31/20	1,320	289
TAIWAN — (0.0%)
*	Shin Zu Shing Co., Ltd. Rights 08/24/20	1,981	2,975
THAILAND — (0.0%)
*	Better World Green PCL Rights 08/14/20	12,655	0
UNITED STATES — (0.0%)
*	Just Energy Group, Inc. Rights 08/28/20	362	105
TOTAL RIGHTS/WARRANTS			443,608
TOTAL INVESTMENT SECURITIES (Cost $3,301,745,024)			3,279,839,426

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	8,796,451	101,783,730
TOTAL INVESTMENTS — (100.0%)
(Cost $3,403,499,211)^^			$3,381,623,156
As of July 31, 2020, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	237	09/18/20	$36,896,276	$38,672,475	$1,776,199
Total Futures Contracts			$36,896,276	$38,672,475	$1,776,199
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,952,384	$142,367,124	—	$144,319,508
Austria	—	10,499,198	—	10,499,198
Belgium	643,333	25,796,549	—	26,439,882
Brazil	49,404,708	—	—	49,404,708
Canada	217,039,808	1,161,650	—	218,201,458
Chile	6,278,431	—	—	6,278,431
China	48,548,658	323,527,378	—	372,076,036
Colombia	2,108,157	—	—	2,108,157
Czech Republic	—	1,259,561	—	1,259,561
Denmark	68,205	50,007,107	—	50,075,312
Egypt	112,094	129,705	—	241,799

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$37,308,148	—	$37,308,148
France	$845,703	176,050,415	—	176,896,118
Germany	2,004,262	149,324,437	—	151,328,699
Greece	—	1,815,739	—	1,815,739
Hong Kong	55,041	55,981,510	—	56,036,551
Hungary	—	2,403,959	—	2,403,959
India	1,679,631	104,692,118	—	106,371,749
Indonesia	123,060	15,825,417	—	15,948,477
Ireland	8,318,863	14,517,526	—	22,836,389
Israel	2,322,361	14,590,977	—	16,913,338
Italy	207,493	57,558,520	—	57,766,013
Japan	2,407,327	523,226,409	—	525,633,736
Malaysia	—	23,457,130	—	23,457,130
Mexico	21,081,036	179	—	21,081,215
Netherlands	11,520,489	68,480,042	—	80,000,531
New Zealand	—	12,939,456	—	12,939,456
Norway	153,214	18,695,430	—	18,848,644
Peru	290,341	—	—	290,341
Philippines	25,673	7,779,417	—	7,805,090
Poland	—	9,471,996	—	9,471,996
Portugal	—	4,624,018	—	4,624,018
Qatar	—	4,683,453	—	4,683,453
Russia	4,695,691	4,368,374	—	9,064,065
Saudi Arabia	40,537	17,313,919	—	17,354,456
Singapore	—	21,656,603	—	21,656,603
South Africa	10,252,931	38,847,020	—	49,099,951
South Korea	584,925	128,105,435	—	128,690,360
Spain	527,561	45,740,099	—	46,267,660
Sweden	1,182,716	72,903,928	—	74,086,644
Switzerland	6,226,700	172,085,834	—	178,312,534
Taiwan	10,772,529	158,624,447	—	169,396,976
Thailand	23,577,327	—	—	23,577,327
Turkey	—	7,126,751	—	7,126,751
United Arab Emirates	—	3,550,275	—	3,550,275
United Kingdom	68,884,847	217,937,617	—	286,822,464
United States	1,904,164	514,287	—	2,418,451
Preferred Stocks
Brazil	11,535,892	—	—	11,535,892
Chile	239,254	—	—	239,254
Colombia	241,402	—	—	241,402
Germany	—	14,588,764	—	14,588,764
South Korea	—	1,149	—	1,149
Rights/Warrants
Brazil	—	31,877	—	31,877
Canada	—	74,350	—	74,350
China	—	1,784	—	1,784
Hong Kong	—	15,127	—	15,127
India	—	167,850	—	167,850
South Africa	—	70,742	—	70,742
South Korea	—	12,801	—	12,801
Spain	—	65,708	—	65,708
Switzerland	—	289	—	289
Taiwan	—	2,975	—	2,975
United States	—	105	—	105

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$101,783,730	—	$101,783,730
Futures Contracts**	$1,776,199	—	—	1,776,199
TOTAL	$519,632,947	$2,863,766,408	—	$3,383,399,355
** Valued at the unrealized appreciation/(depreciation) on the investment.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	6,686,571	$150,247,252
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	6,961,026	83,880,369
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,859,999	57,714,775
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $229,019,067)^^		$291,842,396
As of July 31, 2020, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	381,887	USD	492,442	Citibank, N.A.	08/14/20	$7,475
ILS	230,500	USD	67,165	Citibank, N.A.	08/20/20	546
ILS	99,876	USD	29,273	Goldman Sachs International	08/20/20	66
USD	655,052	NOK	5,952,923	Citibank, N.A.	09/01/20	926
Total Appreciation						$9,013
USD	4,978,989	AUD	7,250,213	UBS AG	08/06/20	$(200,946)
USD	10,011,397	GBP	7,947,153	State Street Bank and Trust	08/14/20	(391,992)
EUR	1,120,824	USD	1,327,899	Citibank, N.A.	08/17/20	(7,265)
USD	21,260,888	EUR	18,806,815	State Street Bank and Trust	08/17/20	(898,629)
USD	5,788,406	CHF	5,434,497	UBS AG	08/17/20	(156,051)
JPY	100,590,382	USD	956,085	ANZ Securities	08/20/20	(5,657)
USD	585,866	ILS	2,052,890	Bank of America Corp.	08/20/20	(17,185)
USD	18,938,886	JPY	2,030,025,120	UBS AG	08/20/20	(241,805)
USD	675,288	SGD	938,692	Citibank, N.A.	08/25/20	(7,914)
SGD	55,366	USD	40,352	Citibank, N.A.	08/25/20	(55)
USD	5,028,805	CAD	6,758,530	Bank of New York Mellon Corp.	08/26/20	(17,199)
USD	2,368,152	SEK	21,344,660	State Street Bank and Trust	08/27/20	(63,404)
USD	1,692,002	DKK	10,729,791	Citibank, N.A.	09/03/20	(6,305)
Total (Depreciation)						$(2,014,407)
Total Appreciation (Depreciation)						$(2,005,394)
As of July 31, 2020, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	23	09/18/20	$3,496,576	$3,753,025	$256,449
Total Futures Contracts			$3,496,576	$3,753,025	$256,449

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$291,842,396	—	—	$291,842,396
Forward Currency Contracts**	—	$(2,005,394)	—	(2,005,394)
Futures Contracts**	256,449	—	—	256,449
TOTAL	$292,098,845	$(2,005,394)	—	$290,093,451
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2020, the Fund consisted of one hundred and five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International

Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2020, the DFA Commodity Strategy Portfolio held $262,092,178 in the Subsidiary, representing 22.94% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$411,088
U.S. Large Cap Value Portfolio	16,161,387
U.S. Targeted Value Portfolio	9,844,755
U.S. Small Cap Value Portfolio	11,039,000
U.S. Core Equity 1 Portfolio	15,433,525
U.S. Core Equity 2 Portfolio	17,051,491
U.S. Vector Equity Portfolio	2,633,443
U.S. Small Cap Portfolio	12,563,299
U.S. Micro Cap Portfolio	4,384,540
DFA Real Estate Securities Portfolio	7,071,802
Large Cap International Portfolio	4,553,691
International Core Equity Portfolio	25,683,967
International Small Company Portfolio	10,577,093
Global Small Company Portfolio	43,759
Japanese Small Company Portfolio	450,380
Asia Pacific Small Company Portfolio	381,223
United Kingdom Small Company Portfolio	20,405
Continental Small Company Portfolio	552,115
DFA International Real Estate Securities Portfolio	6,727,460
DFA Global Real Estate Securities Portfolio	7,805,024
DFA International Small Cap Value Portfolio	11,849,949
International Vector Equity Portfolio	2,782,141
World ex U.S. Value Portfolio	244,420
World ex U.S. Targeted Value Portfolio	568,803
World ex U.S. Core Equity Portfolio	3,416,530
Selectively Hedged Global Equity Portfolio	234,215
Emerging Markets Portfolio	4,269,433
Emerging Markets Small Cap Portfolio	5,228,343

Federal Tax Cost
Emerging Markets Value Portfolio	$14,282,034
Emerging Markets Core Equity Portfolio	21,771,251
U.S. Large Cap Equity Portfolio	1,272,823
DFA Commodity Strategy Portfolio	2,245,027
DFA One-Year Fixed Income Portfolio	7,202,039
DFA Two-Year Global Fixed Income Portfolio	5,204,827
DFA Selectively Hedged Global Fixed Income Portfolio	1,141,763
DFA Short-Term Government Portfolio	2,719,857
DFA Five-Year Global Fixed Income Portfolio	13,330,542
DFA World ex U.S. Government Fixed Income Portfolio	1,422,265
DFA Intermediate Government Fixed Income Portfolio	5,084,807
DFA Short-Term Extended Quality Portfolio	6,045,154
DFA Intermediate-Term Extended Quality Portfolio	1,891,147
DFA Targeted Credit Portfolio	803,198
DFA Investment Grade Portfolio	9,739,979
DFA Inflation-Protected Securities Portfolio	4,729,838
DFA Short-Term Municipal Bond Portfolio	2,656,010
DFA Intermediate-Term Municipal Bond Portfolio	1,928,855
DFA California Short-Term Municipal Bond Portfolio	1,068,809
DFA California Intermediate-Term Municipal Bond Portfolio	517,138
DFA NY Municipal Bond Portfolio	106,458
Dimensional Retirement Income Fund	28,221
Dimensional 2045 Target Date Retirement Income Fund	53,637
Dimensional 2050 Target Date Retirement Income Fund	39,764
Dimensional 2055 Target Date Retirement Income Fund	22,519
Dimensional 2060 Target Date Retirement Income Fund	18,689
Dimensional 2065 Target Date Retirement Income Fund	756
Dimensional 2010 Target Date Retirement Income Fund	14,302
Dimensional 2015 Target Date Retirement Income Fund	34,972
Dimensional 2020 Target Date Retirement Income Fund	104,497
Dimensional 2025 Target Date Retirement Income Fund	133,529
Dimensional 2030 Target Date Retirement Income Fund	122,392
Dimensional 2035 Target Date Retirement Income Fund	94,744
Dimensional 2040 Target Date Retirement Income Fund	79,564
DFA Short-Duration Real Return Portfolio	1,398,976
DFA Municipal Real Return Portfolio	785,023
DFA Municipal Bond Portfolio	483,185
World Core Equity Portfolio	695,574
DFA LTIP Portfolio	199,607
U.S. Social Core Equity 2 Portfolio	890,449
U.S. Sustainability Core 1 Portfolio	2,275,269
U.S. Sustainability Targeted Value Portfolio	66,626
International Sustainability Core 1 Portfolio	1,988,258
International Social Core Equity Portfolio	1,280,845
Global Social Core Equity Portfolio	74,935
Emerging Markets Social Core Equity Portfolio	1,243,770
Tax-Managed U.S. Marketwide Value Portfolio	2,423,386
Tax-Managed U.S. Equity Portfolio	1,806,930

Federal Tax Cost
Tax-Managed U.S. Targeted Value Portfolio	$3,138,957
Tax-Managed U.S. Small Cap Portfolio	1,869,166
T.A. U.S. Core Equity 2 Portfolio	5,435,391
Tax-Managed DFA International Value Portfolio	2,679,737
T.A. World ex U.S. Core Equity Portfolio	2,973,712
VA U.S. Targeted Value Portfolio	368,551
VA U.S. Large Value Portfolio	439,869
VA International Value Portfolio	366,002
VA International Small Portfolio	264,228
VA Short-Term Fixed Portfolio	341,248
VA Global Bond Portfolio	402,303
VIT Inflation-Protected Securities Portfolio	159,225
VA Global Moderate Allocation Portfolio	125,008
U.S. Large Cap Growth Portfolio	1,652,857
U.S. Small Cap Growth Portfolio	598,757
International Large Cap Growth Portfolio	469,622
International Small Cap Growth Portfolio	208,747
DFA Social Fixed Income Portfolio	373,489
DFA Diversified Fixed Income Portfolio	1,260,021
U.S. High Relative Profitability Portfolio	2,682,420
International High Relative Profitability Portfolio	1,197,297
VA Equity Allocation Portfolio	78,236
DFA MN Municipal Bond Portfolio	70,061
DFA California Municipal Real Return Portfolio	150,251
DFA Global Core Plus Fixed Income Portfolio	1,885,841
Emerging Markets Sustainability Core 1 Portfolio	541,746
Emerging Markets Targeted Value Portfolio	164,218
DFA Global Sustainability Fixed Income Portfolio	419,167
DFA Oregon Municipal Bond Portfolio	35,323
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.
In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.
The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.